UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)

Paul Chryssikos, Esq.

Lincoln Financial Group

150 North Radnor Chester Road
Radnor, Pennsylvania 19087
(Name and address of agent for service)

Copies of all communications to:

David P. Bartels, Esq.

James V. Catano, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Hedged Nasdaq-100 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$19,369,057
  # of Portfolio Holdings18
  Portfolio Turnover Rate19%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	57.1%
Equity Funds	54.7%
Money Market Funds	0.4%
Other	(12.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged Nasdaq-100 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$19,369,057
  # of Portfolio Holdings18
  Portfolio Turnover Rate19%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	57.1%
Equity Funds	54.7%
Money Market Funds	0.4%
Other	(12.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.58%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$71,809,721
  # of Portfolio Holdings18
  Portfolio Turnover Rate11%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	53.1%
Equity Funds	51.7%
Money Market Funds	1.6%
Other	(6.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.93%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$71,809,721
  # of Portfolio Holdings18
  Portfolio Turnover Rate11%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	53.1%
Equity Funds	51.7%
Money Market Funds	1.6%
Other	(6.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Conservative Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.58%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$34,737,756
  # of Portfolio Holdings18
  Portfolio Turnover Rate18%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	53.9%
Equity Funds	53.0%
Money Market Funds	0.4%
Other	(7.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Conservative Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.93%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$34,737,756
  # of Portfolio Holdings18
  Portfolio Turnover Rate18%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	53.9%
Equity Funds	53.0%
Money Market Funds	0.4%
Other	(7.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Opportunistic Hedged Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.59%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$12,026,100
  # of Portfolio Holdings6
  Portfolio Turnover Rate12%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	54.7%
Equity Funds	50.0%
Money Market Funds	0.2%
Other	(4.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Opportunistic Hedged Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$12,026,100
  # of Portfolio Holdings6
  Portfolio Turnover Rate12%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	54.7%
Equity Funds	50.0%
Money Market Funds	0.2%
Other	(4.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Aggressive Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.33%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$351,360,311
  # of Portfolio Holdings38
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	51.6%
International Equity Funds	27.5%
Fixed Income Funds	17.5%
Money Market Funds	2.9%
Global Equity Funds	0.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Aggressive Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$351,360,311
  # of Portfolio Holdings38
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	51.6%
International Equity Funds	27.5%
Fixed Income Funds	17.5%
Money Market Funds	2.9%
Global Equity Funds	0.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.32%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$250,737,970
  # of Portfolio Holdings22
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	79.2%
Fixed Income Funds	17.4%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$250,737,970
  # of Portfolio Holdings22
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	79.2%
Fixed Income Funds	17.4%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP AllianceBernstein Large Cap Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,605,950,953
  # of Portfolio Holdings74
  Portfolio Turnover Rate27%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.0%
Money Market Funds	1.3%
Convertible Preferred Stocks	0.8%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	29.6%
Interactive Media & Services	14.1%
Software	7.3%
Financial Services	4.3%
Technology Hardware, Storage & Peripherals	4.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP AllianceBernstein Large Cap Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.87%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,605,950,953
  # of Portfolio Holdings74
  Portfolio Turnover Rate27%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.0%
Money Market Funds	1.3%
Convertible Preferred Stocks	0.8%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	29.6%
Interactive Media & Services	14.1%
Software	7.3%
Financial Services	4.3%
Technology Hardware, Storage & Peripherals	4.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Balanced Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$860,513,808
  # of Portfolio Holdings10
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	39.9%
Fixed Income Funds	35.4%
International Equity Funds	11.0%
Asset Allocation Funds	10.8%
Global Equity Funds	2.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Balanced Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$860,513,808
  # of Portfolio Holdings10
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	39.9%
Fixed Income Funds	35.4%
International Equity Funds	11.0%
Asset Allocation Funds	10.8%
Global Equity Funds	2.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Income Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$167,143,403
  # of Portfolio Holdings10
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	55.5%
Equity Funds	29.1%
Asset Allocation Funds	10.9%
International Equity Funds	3.5%
Global Equity Funds	1.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Income Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$167,143,403
  # of Portfolio Holdings10
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	55.5%
Equity Funds	29.1%
Asset Allocation Funds	10.9%
International Equity Funds	3.5%
Global Equity Funds	1.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$943,202,099
  # of Portfolio Holdings10
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	45.9%
Fixed Income Funds	26.5%
International Equity Funds	18.3%
Asset Allocation Funds	5.9%
Global Equity Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$943,202,099
  # of Portfolio Holdings10
  Portfolio Turnover Rate7%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	45.9%
Fixed Income Funds	26.5%
International Equity Funds	18.3%
Asset Allocation Funds	5.9%
Global Equity Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$402,212,110
  # of Portfolio Holdings583
  Portfolio Turnover Rate61%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	60.9%
Corporate Bonds	10.6%
U.S. Treasury Obligations	10.1%
Agency Mortgage-Backed Securities	8.1%
Non-Agency Collateralized Mortgage Obligations	4.3%
Non-Agency Asset-Backed Securities	4.1%
Money Market Funds	1.1%
Exchange-Traded Funds	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.3%
Other	(0.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$39	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$402,212,110
  # of Portfolio Holdings583
  Portfolio Turnover Rate61%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	60.9%
Corporate Bonds	10.6%
U.S. Treasury Obligations	10.1%
Agency Mortgage-Backed Securities	8.1%
Non-Agency Collateralized Mortgage Obligations	4.3%
Non-Agency Asset-Backed Securities	4.1%
Money Market Funds	1.1%
Exchange-Traded Funds	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.3%
Other	(0.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.02%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$402,212,110
  # of Portfolio Holdings583
  Portfolio Turnover Rate61%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	60.9%
Corporate Bonds	10.6%
U.S. Treasury Obligations	10.1%
Agency Mortgage-Backed Securities	8.1%
Non-Agency Collateralized Mortgage Obligations	4.3%
Non-Agency Asset-Backed Securities	4.1%
Money Market Funds	1.1%
Exchange-Traded Funds	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.3%
Other	(0.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$472,564,725
  # of Portfolio Holdings85
  Portfolio Turnover Rate61%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.4%
Money Market Funds	2.6%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
IT Services	9.8%
Aerospace & Defense	9.8%
Semiconductors & Semiconductor Equipment	9.1%
Hotels, Restaurants & Leisure	7.8%
Software	6.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$41	0.79%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$472,564,725
  # of Portfolio Holdings85
  Portfolio Turnover Rate61%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.4%
Money Market Funds	2.6%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
IT Services	9.8%
Aerospace & Defense	9.8%
Semiconductors & Semiconductor Equipment	9.1%
Hotels, Restaurants & Leisure	7.8%
Software	6.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$472,564,725
  # of Portfolio Holdings85
  Portfolio Turnover Rate61%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.4%
Money Market Funds	2.6%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
IT Services	9.8%
Aerospace & Defense	9.8%
Semiconductors & Semiconductor Equipment	9.1%
Hotels, Restaurants & Leisure	7.8%
Software	6.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$256,974,467
  # of Portfolio Holdings233
  Portfolio Turnover Rate94%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	50.8%
Corporate Bonds	19.6%
Non-Agency Collateralized Mortgage Obligations	12.9%
Non-Agency Asset-Backed Securities	7.0%
Agency Mortgage-Backed Securities	4.2%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
Money Market Funds	0.7%
Sovereign Bonds	0.3%
Municipal Bonds	0.3%
Other	1.5%

Top 5 Industries (Fixed Income)

Table Summary
Banks	6.0%
Diversified Financial Services	1.4%
Pipelines	1.3%
Health Care Products	1.0%
Software	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	56.2%
AAA	15.3%
AA	7.2%
A	8.7%
BBB	10.8%
Not Rated	1.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$23	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$256,974,467
  # of Portfolio Holdings233
  Portfolio Turnover Rate94%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	50.8%
Corporate Bonds	19.6%
Non-Agency Collateralized Mortgage Obligations	12.9%
Non-Agency Asset-Backed Securities	7.0%
Agency Mortgage-Backed Securities	4.2%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
Money Market Funds	0.7%
Sovereign Bonds	0.3%
Municipal Bonds	0.3%
Other	1.5%

Top 5 Industries (Fixed Income)

Table Summary
Banks	6.0%
Diversified Financial Services	1.4%
Pipelines	1.3%
Health Care Products	1.0%
Software	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	56.2%
AAA	15.3%
AA	7.2%
A	8.7%
BBB	10.8%
Not Rated	1.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$256,974,467
  # of Portfolio Holdings233
  Portfolio Turnover Rate94%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	50.8%
Corporate Bonds	19.6%
Non-Agency Collateralized Mortgage Obligations	12.9%
Non-Agency Asset-Backed Securities	7.0%
Agency Mortgage-Backed Securities	4.2%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
Money Market Funds	0.7%
Sovereign Bonds	0.3%
Municipal Bonds	0.3%
Other	1.5%

Top 5 Industries (Fixed Income)

Table Summary
Banks	6.0%
Diversified Financial Services	1.4%
Pipelines	1.3%
Health Care Products	1.0%
Software	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	56.2%
AAA	15.3%
AA	7.2%
A	8.7%
BBB	10.8%
Not Rated	1.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.85%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$151,754,101
  # of Portfolio Holdings105
  Portfolio Turnover Rate69%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.9%
Money Market Funds	1.7%
Other	0.4%

Top 5 Industries (Equity)

Table Summary
Banks	13.5%
Semiconductors & Semiconductor Equipment	11.1%
Pharmaceuticals	6.6%
Machinery	5.3%
Electrical Equipment	4.8%

Top 5 Countries (Equity)

Table Summary
Japan	18.9%
United Kingdom	17.7%
France	11.0%
Switzerland	7.0%
Netherlands	7.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$48	0.95%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$151,754,101
  # of Portfolio Holdings105
  Portfolio Turnover Rate69%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.9%
Money Market Funds	1.7%
Other	0.4%

Top 5 Industries (Equity)

Table Summary
Banks	13.5%
Semiconductors & Semiconductor Equipment	11.1%
Pharmaceuticals	6.6%
Machinery	5.3%
Electrical Equipment	4.8%

Top 5 Countries (Equity)

Table Summary
Japan	18.9%
United Kingdom	17.7%
France	11.0%
Switzerland	7.0%
Netherlands	7.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$151,754,101
  # of Portfolio Holdings105
  Portfolio Turnover Rate69%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.9%
Money Market Funds	1.7%
Other	0.4%

Top 5 Industries (Equity)

Table Summary
Banks	13.5%
Semiconductors & Semiconductor Equipment	11.1%
Pharmaceuticals	6.6%
Machinery	5.3%
Electrical Equipment	4.8%

Top 5 Countries (Equity)

Table Summary
Japan	18.9%
United Kingdom	17.7%
France	11.0%
Switzerland	7.0%
Netherlands	7.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.76%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$478,645,169
  # of Portfolio Holdings134
  Portfolio Turnover Rate46%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	96.9%
Money Market Funds	2.5%
Preferred Stocks	0.5%
Other	0.1%

Top 5 Industries (Equity)

Table Summary
Banks	7.1%
Health Care Providers & Services	7.1%
Health Care Equipment & Supplies	6.5%
Insurance	6.3%
Electric Utilities	5.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$45	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$478,645,169
  # of Portfolio Holdings134
  Portfolio Turnover Rate46%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	96.9%
Money Market Funds	2.5%
Preferred Stocks	0.5%
Other	0.1%

Top 5 Industries (Equity)

Table Summary
Banks	7.1%
Health Care Providers & Services	7.1%
Health Care Equipment & Supplies	6.5%
Insurance	6.3%
Electric Utilities	5.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.01%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$478,645,169
  # of Portfolio Holdings134
  Portfolio Turnover Rate46%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	96.9%
Money Market Funds	2.5%
Preferred Stocks	0.5%
Other	0.1%

Top 5 Industries (Equity)

Table Summary
Banks	7.1%
Health Care Providers & Services	7.1%
Health Care Equipment & Supplies	6.5%
Insurance	6.3%
Electric Utilities	5.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Select Mid Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42	0.81%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$461,842,291
  # of Portfolio Holdings224
  Portfolio Turnover Rate38%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	93.3%
Money Market Funds	6.1%
Preferred Stocks	0.3%
Other	0.3%

Top 5 Industries (Equity)

Table Summary
Health Care Providers & Services	5.8%
Health Care Equipment & Supplies	5.6%
Banks	5.6%
Insurance	4.9%
Electric Utilities	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Select Mid Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	1.16%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$461,842,291
  # of Portfolio Holdings224
  Portfolio Turnover Rate38%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	93.3%
Money Market Funds	6.1%
Preferred Stocks	0.3%
Other	0.3%

Top 5 Industries (Equity)

Table Summary
Health Care Providers & Services	5.8%
Health Care Equipment & Supplies	5.6%
Banks	5.6%
Insurance	4.9%
Electric Utilities	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,276,868,576
  # of Portfolio Holdings64
  Portfolio Turnover Rate21%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.9%
Money Market Funds	0.3%
Rights	0.0%
Other	(0.2%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	25.4%
Interactive Media & Services	14.1%
Software	10.7%
Technology Hardware, Storage & Peripherals	6.0%
Broadline Retail	5.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$38	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,276,868,576
  # of Portfolio Holdings64
  Portfolio Turnover Rate21%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.9%
Money Market Funds	0.3%
Rights	0.0%
Other	(0.2%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	25.4%
Interactive Media & Services	14.1%
Software	10.7%
Technology Hardware, Storage & Peripherals	6.0%
Broadline Retail	5.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.90%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,276,868,576
  # of Portfolio Holdings64
  Portfolio Turnover Rate21%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.9%
Money Market Funds	0.3%
Rights	0.0%
Other	(0.2%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	25.4%
Interactive Media & Services	14.1%
Software	10.7%
Technology Hardware, Storage & Peripherals	6.0%
Broadline Retail	5.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,133,216,458
  # of Portfolio Holdings107
  Portfolio Turnover Rate55%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.7%
Money Market Funds	2.4%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Banks	8.4%
Health Care Providers & Services	5.3%
Capital Markets	5.2%
Broadline Retail	4.8%
Oil, Gas & Consumable Fuels	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$37	0.70%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,133,216,458
  # of Portfolio Holdings107
  Portfolio Turnover Rate55%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.7%
Money Market Funds	2.4%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Banks	8.4%
Health Care Providers & Services	5.3%
Capital Markets	5.2%
Broadline Retail	4.8%
Oil, Gas & Consumable Fuels	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.85%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,133,216,458
  # of Portfolio Holdings107
  Portfolio Turnover Rate55%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.7%
Money Market Funds	2.4%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Banks	8.4%
Health Care Providers & Services	5.3%
Capital Markets	5.2%
Broadline Retail	4.8%
Oil, Gas & Consumable Fuels	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Funds Vanguard Active Passive Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.42%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$35,019,119
  # of Portfolio Holdings12
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	65.1%
Fixed Income Funds	18.1%
International Equity Funds	17.0%
Money Market Funds	0.8%
Other	(1.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Funds Vanguard Active Passive Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$35,019,119
  # of Portfolio Holdings12
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	65.1%
Fixed Income Funds	18.1%
International Equity Funds	17.0%
Money Market Funds	0.8%
Other	(1.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Global Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$34	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$456,289,903
  # of Portfolio Holdings1
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$3,327,961,281
  # of Portfolio Holdings1
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth-Income Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Growth-Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,245,383,235
  # of Portfolio Holdings1
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American International Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American International Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$33	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$333,065,019
  # of Portfolio Holdings1
  Portfolio Turnover Rate9%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Balanced Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,072,391,947
  # of Portfolio Holdings24
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	44.1%
Equity Funds	33.9%
Asset Allocation Funds	10.6%
International Equity Funds	5.2%
Global Equity Funds	3.4%
Money Market Funds	2.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Balanced Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,072,391,947
  # of Portfolio Holdings24
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	44.1%
Equity Funds	33.9%
Asset Allocation Funds	10.6%
International Equity Funds	5.2%
Global Equity Funds	3.4%
Money Market Funds	2.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,189,938,755
  # of Portfolio Holdings25
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	47.1%
Fixed Income Funds	25.7%
International Equity Funds	12.5%
Global Equity Funds	5.8%
Asset Allocation Funds	5.7%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,189,938,755
  # of Portfolio Holdings25
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	47.1%
Fixed Income Funds	25.7%
International Equity Funds	12.5%
Global Equity Funds	5.8%
Asset Allocation Funds	5.7%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Preservation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$575,746,799
  # of Portfolio Holdings7
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Preservation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.59%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$575,746,799
  # of Portfolio Holdings7
  Portfolio Turnover Rate6%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Avantis Large Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Avantis Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$270,833,513
  # of Portfolio Holdings202
  Portfolio Turnover Rate102%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.8%
Money Market Funds	0.2%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Oil, Gas & Consumable Fuels	10.9%
Insurance	10.1%
Semiconductors & Semiconductor Equipment	7.2%
Consumer Staples Distribution & Retail	5.6%
Specialty Retail	5.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Avantis Large Cap Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Avantis Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$37	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$270,833,513
  # of Portfolio Holdings202
  Portfolio Turnover Rate102%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.8%
Money Market Funds	0.2%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Oil, Gas & Consumable Fuels	10.9%
Insurance	10.1%
Semiconductors & Semiconductor Equipment	7.2%
Consumer Staples Distribution & Retail	5.6%
Specialty Retail	5.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Avantis Large Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Avantis Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$270,833,513
  # of Portfolio Holdings202
  Portfolio Turnover Rate102%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.8%
Money Market Funds	0.2%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Oil, Gas & Consumable Fuels	10.9%
Insurance	10.1%
Semiconductors & Semiconductor Equipment	7.2%
Consumer Staples Distribution & Retail	5.6%
Specialty Retail	5.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Baron Growth Opportunities Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.92%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$666,662,613
  # of Portfolio Holdings44
  Portfolio Turnover Rate10%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.9%
Money Market Funds	1.4%
Other	(0.3%)

Top 5 Industries (Equity)

Table Summary
Insurance	18.8%
Capital Markets	15.7%
Hotels, Restaurants & Leisure	10.4%
Software	10.2%
Life Sciences Tools & Services	6.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Baron Growth Opportunities Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.17%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$666,662,613
  # of Portfolio Holdings44
  Portfolio Turnover Rate10%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.9%
Money Market Funds	1.4%
Other	(0.3%)

Top 5 Industries (Equity)

Table Summary
Insurance	18.8%
Capital Markets	15.7%
Hotels, Restaurants & Leisure	10.4%
Software	10.2%
Life Sciences Tools & Services	6.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Dividend Value Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,011,354,188
  # of Portfolio Holdings181
  Portfolio Turnover Rate54%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	95.9%
Money Market Funds	3.7%
Other	0.4%

Top 5 Industries (Equity)

Table Summary
Banks	7.4%
Oil, Gas & Consumable Fuels	6.4%
Health Care Providers & Services	6.3%
Pharmaceuticals	5.2%
Broadline Retail	4.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Dividend Value Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.88%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,011,354,188
  # of Portfolio Holdings181
  Portfolio Turnover Rate54%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	95.9%
Money Market Funds	3.7%
Other	0.4%

Top 5 Industries (Equity)

Table Summary
Banks	7.4%
Oil, Gas & Consumable Fuels	6.4%
Health Care Providers & Services	6.3%
Pharmaceuticals	5.2%
Broadline Retail	4.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Equity Dividend Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,314,509,745
  # of Portfolio Holdings84
  Portfolio Turnover Rate58%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.8%
Money Market Funds	1.2%
Other	1.0%

Top 5 Industries (Equity)

Table Summary
Banks	8.9%
Health Care Providers & Services	7.1%
Broadline Retail	6.5%
Technology Hardware, Storage & Peripherals	6.2%
Software	5.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Equity Dividend Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.95%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,314,509,745
  # of Portfolio Holdings84
  Portfolio Turnover Rate58%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.8%
Money Market Funds	1.2%
Other	1.0%

Top 5 Industries (Equity)

Table Summary
Banks	8.9%
Health Care Providers & Services	7.1%
Broadline Retail	6.5%
Technology Hardware, Storage & Peripherals	6.2%
Software	5.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,179,542,473
  # of Portfolio Holdings2,673
  Portfolio Turnover Rate79%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	66.1%
Corporate Bonds	8.0%
Short-Term Investments	5.6%
Non-Agency Asset-Backed Securities	3.6%
Sovereign Bonds	3.6%
Loan Agreements	3.1%
Exchange-Traded Funds	2.7%
Agency Mortgage-Backed Securities	1.6%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Convertible Preferred Stocks	1.0%
Other	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,179,542,473
  # of Portfolio Holdings2,673
  Portfolio Turnover Rate79%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	66.1%
Corporate Bonds	8.0%
Short-Term Investments	5.6%
Non-Agency Asset-Backed Securities	3.6%
Sovereign Bonds	3.6%
Loan Agreements	3.1%
Exchange-Traded Funds	2.7%
Agency Mortgage-Backed Securities	1.6%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Convertible Preferred Stocks	1.0%
Other	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$8	0.15%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$622,170,954
  # of Portfolio Holdings13
  Portfolio Turnover Rate0%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Global Multi-Asset Funds	96.8%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$622,170,954
  # of Portfolio Holdings13
  Portfolio Turnover Rate0%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Global Multi-Asset Funds	96.8%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$458,271,350
  # of Portfolio Holdings22
  Portfolio Turnover Rate45%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	56.4%
Fixed Income Funds	28.6%
International Equity Funds	11.6%
Money Market Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2026.

Effective June 9, 2026, the principal investment strategies of the Fund were updated to remove the strategy of investing in 80% of its assets, under normal circumstances, in a portfolio of investments that provides exposure to U.S. securities.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$458,271,350
  # of Portfolio Holdings22
  Portfolio Turnover Rate45%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	56.4%
Fixed Income Funds	28.6%
International Equity Funds	11.6%
Money Market Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2026.

Effective June 9, 2026, the principal investment strategies of the Fund were updated to remove the strategy of investing in 80% of its assets, under normal circumstances, in a portfolio of investments that provides exposure to U.S. securities.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Inflation Protected Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,148,227,063
  # of Portfolio Holdings402
  Portfolio Turnover Rate44%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	52.5%
Sovereign Bonds	41.1%
Non-Agency Commercial Mortgage-Backed Securities	3.8%
Non-Agency Asset-Backed Securities	2.7%
Non-Agency Collateralized Mortgage Obligations	2.6%
Agency Mortgage-Backed Securities	1.9%
Agency Collateralized Mortgage Obligations	0.8%
Money Market Funds	0.6%
Options	0.0%
Other	(6.0%)

Top 5 Countries (Fixed Income)

Table Summary
United States	64.1%
United Kingdom	12.7%
France	9.5%
Italy	7.3%
Spain	3.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	51.6%
AAA	10.0%
AA	17.0%
A	5.9%
BBB	6.8%
Not Rated	8.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Inflation Protected Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,148,227,063
  # of Portfolio Holdings402
  Portfolio Turnover Rate44%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	52.5%
Sovereign Bonds	41.1%
Non-Agency Commercial Mortgage-Backed Securities	3.8%
Non-Agency Asset-Backed Securities	2.7%
Non-Agency Collateralized Mortgage Obligations	2.6%
Agency Mortgage-Backed Securities	1.9%
Agency Collateralized Mortgage Obligations	0.8%
Money Market Funds	0.6%
Options	0.0%
Other	(6.0%)

Top 5 Countries (Fixed Income)

Table Summary
United States	64.1%
United Kingdom	12.7%
France	9.5%
Italy	7.3%
Spain	3.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	51.6%
AAA	10.0%
AA	17.0%
A	5.9%
BBB	6.8%
Not Rated	8.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Real Estate Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.85%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$263,518,151
  # of Portfolio Holdings263
  Portfolio Turnover Rate55%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	96.7%
Money Market Funds	2.8%
Other	0.5%

Top 5 Industries (Equity)

Table Summary
Specialized REITs	15.8%
Health Care REITs	14.7%
Retail REITs	14.3%
Industrial REITs	14.3%
Real Estate Management & Development	12.2%

Top 5 Countries (Equity)

Table Summary
United States	62.2%
Japan	8.1%
Australia	5.9%
United Kingdom	3.3%
Hong Kong	3.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Real Estate Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$263,518,151
  # of Portfolio Holdings263
  Portfolio Turnover Rate55%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	96.7%
Money Market Funds	2.8%
Other	0.5%

Top 5 Industries (Equity)

Table Summary
Specialized REITs	15.8%
Health Care REITs	14.7%
Retail REITs	14.3%
Industrial REITs	14.3%
Real Estate Management & Development	12.2%

Top 5 Countries (Equity)

Table Summary
United States	62.2%
Japan	8.1%
Australia	5.9%
United Kingdom	3.3%
Hong Kong	3.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$601,725,995
  # of Portfolio Holdings12
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	68.0%
Fixed Income Funds	28.4%
Money Market Funds	3.2%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$601,725,995
  # of Portfolio Holdings12
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	68.0%
Fixed Income Funds	28.4%
Money Market Funds	3.2%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Large Cap Growth Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,588,763,874
  # of Portfolio Holdings145
  Portfolio Turnover Rate68%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	94.6%
Money Market Funds	5.2%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	28.9%
Interactive Media & Services	13.2%
Software	7.5%
Technology Hardware, Storage & Peripherals	6.7%
Financial Services	3.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Large Cap Growth Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.92%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,588,763,874
  # of Portfolio Holdings145
  Portfolio Turnover Rate68%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	94.6%
Money Market Funds	5.2%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	28.9%
Interactive Media & Services	13.2%
Software	7.5%
Technology Hardware, Storage & Peripherals	6.7%
Financial Services	3.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Mid Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$737,202,040
  # of Portfolio Holdings362
  Portfolio Turnover Rate41%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	93.3%
Money Market Funds	4.7%
Convertible Preferred Stocks	1.0%
Short-Term Investments	0.5%
Warrants	0.0%
Other	0.5%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	9.4%
Aerospace & Defense	7.9%
Biotechnology	6.6%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Mid Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$737,202,040
  # of Portfolio Holdings362
  Portfolio Turnover Rate41%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	93.3%
Money Market Funds	4.7%
Convertible Preferred Stocks	1.0%
Short-Term Investments	0.5%
Warrants	0.0%
Other	0.5%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	9.4%
Aerospace & Defense	7.9%
Biotechnology	6.6%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Channing Small Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$48	0.88%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$118,007,749
  # of Portfolio Holdings44
  Portfolio Turnover Rate42%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.5%
Money Market Funds	1.9%
Other	(0.4%)

Top 5 Industries (Equity)

Table Summary
Banks	13.7%
Machinery	10.3%
Electronic Equipment, Instruments & Components	10.2%
Capital Markets	6.9%
Trading Companies & Distributors	5.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Channing Small Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	1.12%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$118,007,749
  # of Portfolio Holdings44
  Portfolio Turnover Rate42%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.5%
Money Market Funds	1.9%
Other	(0.4%)

Top 5 Industries (Equity)

Table Summary
Banks	13.7%
Machinery	10.3%
Electronic Equipment, Instruments & Components	10.2%
Capital Markets	6.9%
Trading Companies & Distributors	5.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Appreciation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Appreciation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.70%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,108,212,479
  # of Portfolio Holdings63
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.1%
Money Market Funds	1.3%
Other	0.6%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	19.4%
Interactive Media & Services	8.9%
Technology Hardware, Storage & Peripherals	6.9%
Pharmaceuticals	5.1%
Software	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Appreciation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Appreciation Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.95%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,108,212,479
  # of Portfolio Holdings63
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.1%
Money Market Funds	1.3%
Other	0.6%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	19.4%
Interactive Media & Services	8.9%
Technology Hardware, Storage & Peripherals	6.9%
Pharmaceuticals	5.1%
Software	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$410,944,537
  # of Portfolio Holdings150
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	96.2%
Money Market Funds	3.4%
Other	0.4%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	18.5%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	7.3%
Software	5.9%
Pharmaceuticals	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.00%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$410,944,537
  # of Portfolio Holdings150
  Portfolio Turnover Rate23%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	96.2%
Money Market Funds	3.4%
Other	0.4%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	18.5%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	7.3%
Software	5.9%
Pharmaceuticals	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Dividend Strategy Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Dividend Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$457,170,588
  # of Portfolio Holdings51
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.9%
Money Market Funds	1.4%
Other	(0.3%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	9.3%
Oil, Gas & Consumable Fuels	8.5%
Pharmaceuticals	7.2%
Insurance	6.3%
Interactive Media & Services	5.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Dividend Strategy Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Dividend Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.93%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$457,170,588
  # of Portfolio Holdings51
  Portfolio Turnover Rate4%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.9%
Money Market Funds	1.4%
Other	(0.3%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	9.3%
Oil, Gas & Consumable Fuels	8.5%
Pharmaceuticals	7.2%
Insurance	6.3%
Interactive Media & Services	5.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Large Cap Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$566,974,081
  # of Portfolio Holdings42
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.2%
Money Market Funds	0.9%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	24.9%
Interactive Media & Services	12.4%
Software	11.7%
Technology Hardware, Storage & Peripherals	7.0%
Broadline Retail	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Large Cap Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.99%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$566,974,081
  # of Portfolio Holdings42
  Portfolio Turnover Rate17%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.2%
Money Market Funds	0.9%
Other	(0.1%)

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	24.9%
Interactive Media & Services	12.4%
Software	11.7%
Technology Hardware, Storage & Peripherals	7.0%
Broadline Retail	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Large Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$265,177,779
  # of Portfolio Holdings56
  Portfolio Turnover Rate13%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.2%
Money Market Funds	0.8%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	10.3%
Banks	7.8%
Pharmaceuticals	7.6%
Health Care Providers & Services	6.0%
Oil, Gas & Consumable Fuels	5.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Large Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Large Cap Value Fund for the period of April 24, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for April 24, 2026 (commencement of operations) through June 30, 2026?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$18Footnote Reference*	0.97%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$265,177,779
  # of Portfolio Holdings56
  Portfolio Turnover Rate13%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.2%
Money Market Funds	0.8%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	10.3%
Banks	7.8%
Pharmaceuticals	7.6%
Health Care Providers & Services	6.0%
Oil, Gas & Consumable Fuels	5.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Core Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$804,652,009
  # of Portfolio Holdings3,792
  Portfolio Turnover Rate3%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.9%
Preferred Stocks	0.3%
Money Market Funds	0.3%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.5%

Top 5 Industries (Equity)

Table Summary
Banks	12.8%
Insurance	6.0%
Metals & Mining	5.9%
Oil, Gas & Consumable Fuels	5.8%
Pharmaceuticals	4.8%

Top 5 Countries (Equity)

Table Summary
Japan	23.1%
Canada	12.2%
United Kingdom	10.2%
Switzerland	8.0%
Germany	6.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Core Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.87%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$804,652,009
  # of Portfolio Holdings3,792
  Portfolio Turnover Rate3%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.9%
Preferred Stocks	0.3%
Money Market Funds	0.3%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.5%

Top 5 Industries (Equity)

Table Summary
Banks	12.8%
Insurance	6.0%
Metals & Mining	5.9%
Oil, Gas & Consumable Fuels	5.8%
Pharmaceuticals	4.8%

Top 5 Countries (Equity)

Table Summary
Japan	23.1%
Canada	12.2%
United Kingdom	10.2%
Switzerland	8.0%
Germany	6.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$555,501,978
  # of Portfolio Holdings13
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	95.9%
Money Market Funds	3.7%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$555,501,978
  # of Portfolio Holdings13
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	95.9%
Money Market Funds	3.7%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 1 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$20	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,837,122,399
  # of Portfolio Holdings2,007
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.8%
Money Market Funds	0.2%
Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	14.1%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	5.4%
Software	5.4%
Banks	5.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 1 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.73%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,837,122,399
  # of Portfolio Holdings2,007
  Portfolio Turnover Rate1%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.8%
Money Market Funds	0.2%
Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	14.1%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	5.4%
Software	5.4%
Banks	5.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 2 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.49%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$917,750,231
  # of Portfolio Holdings2,324
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.9%
Money Market Funds	0.1%
Preferred Stocks	0.0%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	11.9%
Technology Hardware, Storage & Peripherals	7.0%
Software	5.8%
Banks	5.6%
Interactive Media & Services	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 2 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$917,750,231
  # of Portfolio Holdings2,324
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.9%
Money Market Funds	0.1%
Preferred Stocks	0.0%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	11.9%
Technology Hardware, Storage & Peripherals	7.0%
Software	5.8%
Banks	5.6%
Interactive Media & Services	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$890,755,449
  # of Portfolio Holdings6
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	96.6%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$890,755,449
  # of Portfolio Holdings6
  Portfolio Turnover Rate2%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	96.6%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$5	0.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$532,955,085
  # of Portfolio Holdings5
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	97.0%
Money Market Funds	2.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$532,955,085
  # of Portfolio Holdings5
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	97.0%
Money Market Funds	2.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Total Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,152,224,511
  # of Portfolio Holdings2,409
  Portfolio Turnover Rate91%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	35.9%
Corporate Bonds	26.6%
Agency Mortgage-Backed Securities	15.7%
Non-Agency Asset-Backed Securities	9.3%
Loan Agreements	5.8%
Non-Agency Commercial Mortgage-Backed Securities	4.7%
Money Market Funds	2.8%
Sovereign Bonds	1.4%
Agency Collateralized Mortgage Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.8%
Other	(3.9%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	7.3%
Oil & Gas	1.9%
Pipelines	1.6%
Telecommunications	1.5%
Real Estate Investment Trusts	1.4%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	51.4%
AAA	8.7%
AA	3.6%
A	8.5%
BBB	14.6%
BB	4.8%
B	4.8%
CCC	0.9%
C	0.1%
Not Rated	2.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Total Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.81%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$2,152,224,511
  # of Portfolio Holdings2,409
  Portfolio Turnover Rate91%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
U.S. Treasury Obligations	35.9%
Corporate Bonds	26.6%
Agency Mortgage-Backed Securities	15.7%
Non-Agency Asset-Backed Securities	9.3%
Loan Agreements	5.8%
Non-Agency Commercial Mortgage-Backed Securities	4.7%
Money Market Funds	2.8%
Sovereign Bonds	1.4%
Agency Collateralized Mortgage Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.8%
Other	(3.9%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	7.3%
Oil & Gas	1.9%
Pipelines	1.6%
Telecommunications	1.5%
Real Estate Investment Trusts	1.4%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	51.4%
AAA	8.7%
AA	3.6%
A	8.5%
BBB	14.6%
BB	4.8%
B	4.8%
CCC	0.9%
C	0.1%
Not Rated	2.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Core Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Core Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$6,465,384,468
  # of Portfolio Holdings1,753
  Portfolio Turnover Rate265%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Agency Mortgage-Backed Securities	30.4%
U.S. Treasury Obligations	30.4%
Corporate Bonds	29.2%
Non-Agency Asset-Backed Securities	7.7%
Non-Agency Commercial Mortgage-Backed Securities	7.0%
Agency Collateralized Mortgage Obligations	4.6%
Non-Agency Collateralized Mortgage Obligations	3.9%
Short-Term Investments	3.7%
Municipal Bonds	1.0%
Agency Commercial Mortgage-Backed Securities	0.7%
Other	(18.6%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	6.2%
Electric	2.9%
Diversified Financial Services	2.3%
Telecommunications	1.7%
Pipelines	1.4%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	53.4%
AAA	13.9%
AA	5.0%
A	10.0%
BBB	14.5%
BB	0.8%
Not Rated	2.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Core Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Core Bond Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$6,465,384,468
  # of Portfolio Holdings1,753
  Portfolio Turnover Rate265%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Agency Mortgage-Backed Securities	30.4%
U.S. Treasury Obligations	30.4%
Corporate Bonds	29.2%
Non-Agency Asset-Backed Securities	7.7%
Non-Agency Commercial Mortgage-Backed Securities	7.0%
Agency Collateralized Mortgage Obligations	4.6%
Non-Agency Collateralized Mortgage Obligations	3.9%
Short-Term Investments	3.7%
Municipal Bonds	1.0%
Agency Commercial Mortgage-Backed Securities	0.7%
Other	(18.6%)

Top 5 Industries (Fixed Income)

Table Summary
Banks	6.2%
Electric	2.9%
Diversified Financial Services	2.3%
Telecommunications	1.7%
Pipelines	1.4%

Credit Quality Ratings (as a % of Fixed Income Investments)†

Table Summary
U.S. Government	53.4%
AAA	13.9%
AA	5.0%
A	10.0%
BBB	14.5%
BB	0.8%
Not Rated	2.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$642,188,174
  # of Portfolio Holdings263
  Portfolio Turnover Rate29%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.1%
Preferred Stocks	1.7%
Money Market Funds	0.8%
Other	0.4%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	27.6%
Banks	11.2%
Technology Hardware, Storage & Peripherals	10.1%
Electronic Equipment, Instruments & Components	4.4%
Oil, Gas & Consumable Fuels	3.3%

Top 5 Countries (Equity)

Table Summary
Republic Of Korea	26.0%
Taiwan	25.5%
China	17.9%
India	10.1%
Brazil	4.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.70%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$642,188,174
  # of Portfolio Holdings263
  Portfolio Turnover Rate29%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.1%
Preferred Stocks	1.7%
Money Market Funds	0.8%
Other	0.4%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	27.6%
Banks	11.2%
Technology Hardware, Storage & Peripherals	10.1%
Electronic Equipment, Instruments & Components	4.4%
Oil, Gas & Consumable Fuels	3.3%

Top 5 Countries (Equity)

Table Summary
Republic Of Korea	26.0%
Taiwan	25.5%
China	17.9%
India	10.1%
Brazil	4.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor International Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$20	0.39%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,031,389,632
  # of Portfolio Holdings235
  Portfolio Turnover Rate26%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.2%
Money Market Funds	1.2%
Preferred Stocks	0.1%
Other	0.5%

Top 5 Industries (Equity)

Table Summary
Banks	14.8%
Semiconductors & Semiconductor Equipment	7.9%
Pharmaceuticals	7.7%
Insurance	4.5%
Aerospace & Defense	3.9%

Top 5 Countries (Equity)

Table Summary
Japan	23.8%
United Kingdom	13.9%
Switzerland	10.2%
France	9.7%
Germany	7.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor International Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.64%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,031,389,632
  # of Portfolio Holdings235
  Portfolio Turnover Rate26%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	98.2%
Money Market Funds	1.2%
Preferred Stocks	0.1%
Other	0.5%

Top 5 Industries (Equity)

Table Summary
Banks	14.8%
Semiconductors & Semiconductor Equipment	7.9%
Pharmaceuticals	7.7%
Insurance	4.5%
Aerospace & Defense	3.9%

Top 5 Countries (Equity)

Table Summary
Japan	23.8%
United Kingdom	13.9%
Switzerland	10.2%
France	9.7%
Germany	7.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.35%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,890,325,885
  # of Portfolio Holdings214
  Portfolio Turnover Rate31%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.6%
Money Market Funds	0.4%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	20.0%
Interactive Media & Services	8.3%
Technology Hardware, Storage & Peripherals	7.8%
Software	7.1%
Capital Markets	3.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,890,325,885
  # of Portfolio Holdings214
  Portfolio Turnover Rate31%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	99.6%
Money Market Funds	0.4%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	20.0%
Interactive Media & Services	8.3%
Technology Hardware, Storage & Peripherals	7.8%
Software	7.1%
Capital Markets	3.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,037,905,885
  # of Portfolio Holdings832
  Portfolio Turnover Rate31%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.3%
Money Market Funds	2.7%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Biotechnology	9.7%
Banks	8.4%
Software	6.3%
Semiconductors & Semiconductor Equipment	4.4%
Electronic Equipment, Instruments & Components	3.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$1,037,905,885
  # of Portfolio Holdings832
  Portfolio Turnover Rate31%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	97.3%
Money Market Funds	2.7%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Table Summary
Biotechnology	9.7%
Banks	8.4%
Software	6.3%
Semiconductors & Semiconductor Equipment	4.4%
Electronic Equipment, Instruments & Components	3.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Conservative Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$681,837,633
  # of Portfolio Holdings37
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	56.3%
Equity Funds	30.9%
International Equity Funds	9.9%
Money Market Funds	2.6%
Global Equity Funds	0.1%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Conservative Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$681,837,633
  # of Portfolio Holdings37
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	56.3%
Equity Funds	30.9%
International Equity Funds	9.9%
Money Market Funds	2.6%
Global Equity Funds	0.1%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$5,340,514,375
  # of Portfolio Holdings40
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	45.5%
Fixed Income Funds	27.0%
International Equity Funds	23.6%
Money Market Funds	3.0%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$5,340,514,375
  # of Portfolio Holdings40
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	45.5%
Fixed Income Funds	27.0%
International Equity Funds	23.6%
Money Market Funds	3.0%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Moderate Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.28%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$4,254,416,994
  # of Portfolio Holdings40
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	40.8%
Fixed Income Funds	36.7%
International Equity Funds	18.9%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Moderate Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2026

This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Key Fund Statistics

  Total Net Assets$4,254,416,994
  # of Portfolio Holdings40
  Portfolio Turnover Rate5%

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	40.8%
Fixed Income Funds	36.7%
International Equity Funds	18.9%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Lincoln Hedged Nasdaq-100 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

Lincoln Hedged Nasdaq-100 Fund

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–54.75%
INVESTMENT COMPANY–54.75%
Equity Fund–54.75%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street Nasdaq-100 Index Fund	515,906	$10,604,454
Total Affiliated Investment (Cost $6,918,115)		10,604,454
UNAFFILIATED INVESTMENTS–57.49%
INVESTMENT COMPANY–0.44%
Money Market Fund–0.44%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	84,654	84,654
Total Investment Company (Cost $84,654)		84,654

	Number of Contracts

OPTIONS PURCHASED–57.05%
CENTRALLY CLEARED–57.05%
Call Options–53.72%
Invesco QQQ TrustSM Series 1 ETF Strike price $11.80, expiration date 9/16/26, notional amount $42,480	36	2,606,863
Invesco QQQ TrustSM Series 1 ETF Strike price $12.01, expiration date 12/16/26, notional amount $43,236	36	2,603,055
Invesco QQQ TrustSM Series 1 ETF Strike price $11.90, expiration date 3/17/27, notional amount $42,840	36	2,602,430
Invesco QQQ TrustSM Series 1 ETF Strike price $14.45, expiration date 6/16/27, notional amount $52,020	36	2,593,548
		10,405,896
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–3.33%
Invesco QQQ TrustSM Series 1 ETF Strike price $590.00, expiration date 9/16/26, notional amount $4,248,000	72	$29,580
Invesco QQQ TrustSM Series 1 ETF Strike price $600.41, expiration date 12/16/26, notional amount $4,322,952	72	88,210
Invesco QQQ TrustSM Series 1 ETF Strike price $594.90, expiration date 3/17/27, notional amount $4,283,280	72	127,335
Invesco QQQ TrustSM Series 1 ETF Strike price $722.51, expiration date 6/16/27, notional amount $5,202,072	72	400,140
		645,265
Total Options Purchased (Cost $10,157,795)		11,051,161
Total Unaffiliated Investments (Cost $10,242,449)		11,135,815

TOTAL INVESTMENTS–112.24% (Cost $17,160,564)	21,740,269

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(11.88)%
CENTRALLY CLEARED–(11.88)%
Call Options–(10.09)%
Invesco QQQ TrustSM Series 1 ETF Strike price $684.16, expiration date 9/16/26, notional amount $(4,925,952)	(72)	$(525,062)
Invesco QQQ TrustSM Series 1 ETF Strike price $704.40, expiration date 12/16/26, notional amount $(5,071,680)	(72)	(563,967)
Lincoln Hedged Nasdaq-100 Fund-1

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $706.15, expiration date 3/17/27, notional amount $(5,084,280)	(72)	$(674,706)
Invesco QQQ TrustSM Series 1 ETF Strike price $897.00, expiration date 6/16/27, notional amount $(6,458,400)	(72)	(189,935)
(1,953,670)
Put Options–(1.79)%
Invesco QQQ TrustSM Series 1 ETF Strike price $519.20, expiration date 9/16/26, notional amount $(3,738,240)	(72)	(12,280)
Invesco QQQ TrustSM Series 1 ETF Strike price $528.36, expiration date 12/16/26, notional amount $(3,804,192)	(72)	(43,732)
Invesco QQQ TrustSM Series 1 ETF Strike price $523.51, expiration date 3/17/27, notional amount $(3,769,272)	(72)	(69,855)
Invesco QQQ TrustSM Series 1 ETF Strike price $635.81, expiration date 6/16/27, notional amount $(4,577,832)	(72)	(221,988)
(347,855)
Total Options Written (Premiums received $(1,347,066))		(2,301,525)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(69,687)
NET ASSETS APPLICABLE TO 1,516,628 SHARES OUTSTANDING–100.00%	$19,369,057

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-2

Lincoln Hedged Nasdaq-100 Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Unaffiliated investments, at value	$11,135,815
Affiliated investments, at value	10,604,454
Expense reimbursement receivable from Lincoln Financial Investments Corporation	4,900
Dividends and interest receivable	211
Prepaid expenses	52
TOTAL ASSETS	21,745,432
LIABILITIES:
Options written, at value	2,301,525
Payable for securities purchased	34,877
Payable for audit fee	14,756
Due to manager and affiliates	10,812
Payable for fund accounting fee	8,022
Other accrued expenses payable	4,377
Payable for fund shares redeemed	2,006
TOTAL LIABILITIES	2,376,375
TOTAL NET ASSETS	$19,369,057
Unaffiliated investments, at cost	$10,242,449
Affiliated investments, at cost	6,918,115
Options written, (premiums received)	(1,347,066)
Standard Class:
Net Assets	$726,900
Shares Outstanding	56,145
Net Asset Value Per Share	$12.947
Service Class:
Net Assets	$18,642,157
Shares Outstanding	1,460,483
Net Asset Value Per Share	$12.764
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$17,171,888
Distributable earnings/(accumulated loss)	2,197,169
TOTAL NET ASSETS	$19,369,057
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-3

Lincoln Hedged Nasdaq-100 Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,385
EXPENSES:
Management fees	47,051
Distribution fees-Service Class	28,812
Professional fees	18,759
Accounting and administration expenses	16,462
Reports and statements to shareholders	3,907
Pricing fees	3,697
Shareholder servicing fees	2,481
Consulting fees	2,346
Custodian fees	2,126
Trustees’ fees and expenses	226
Index fees	12
Other	1,592
127,471
Less:
Management fees waived	(19,676)
Expenses reimbursed	(25,944)
Total operating expenses	81,851
NET INVESTMENT LOSS	(80,466)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	1,336
Options purchased	538,098
Options written	(457,114)
Net realized gain	82,320
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,793,029
Options purchased	559,419
Options written	(805,366)
Net change in unrealized appreciation (depreciation)	1,547,082
NET REALIZED AND UNREALIZED GAIN	1,629,402
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,548,936
See accompanying notes, which are an integral part of the financial statements.

Lincoln Hedged Nasdaq-100 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(80,466)	$(98,043)
Net realized gain	82,320	520,890
Net change in unrealized appreciation (depreciation)	1,547,082	998,154
Net increase in net assets resulting from operations	1,548,936	1,421,001
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(40,265)
Service Class	—	(1,050,934)
	—	(1,091,199)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	829,433	190,835
Service Class	2,676,875	6,551,561
Reinvestment of dividends and distributions:
Standard Class	—	40,265
Service Class	—	1,050,934
	3,506,308	7,833,595
Cost of shares redeemed:
Standard Class	(749,466)	(190,725)
Service Class	(547,534)	(2,880,072)
	(1,297,000)	(3,070,797)
Increase in net assets derived from capital share transactions	2,209,308	4,762,798
NET INCREASE IN NET ASSETS	3,758,244	5,092,600
NET ASSETS:
Beginning of period	15,610,813	10,518,213
End of period	$19,369,057	$15,610,813
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-4

Lincoln Hedged Nasdaq-100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged Nasdaq-100 Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended				9/17/21[1] to 12/31/21
		12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$11.863	$11.306	$10.440	$8.317	$10.254	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.037)	(0.050)	(0.031)	(0.029)	(0.028)	(0.009)
Net realized and unrealized gain (loss)	1.121	1.496	1.599	3.080	(1.732)	0.328
Total from investment operations	1.084	1.446	1.568	3.051	(1.760)	0.319
Less dividends and distributions from:
Net investment income	—	—	—	(0.037)	—	(0.065)
Net realized gain	—	(0.889)	(0.702)	(0.891)	(0.177)	—
Total dividends and distributions	—	(0.889)	(0.702)	(0.928)	(0.177)	(0.065)
Net asset value, end of period	$12.947	$11.863	$11.306	$10.440	$8.317	$10.254
Total return[4]	9.14%	12.84%	15.12%	36.82%	(17.13% )	3.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$727	$584	$523	$12	$9	$10
Ratio of expenses to average net assets[5]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.15%	1.31%	1.89%	3.50%	4.69%	6.50%
Ratio of net investment loss to average net assets	(0.60% )[6]	(0.43% )	(0.27% )	(0.30% )	(0.30% )	(0.31% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.13% )[6]	(1.12% )	(1.54% )	(3.18% )	(4.37% )	(6.19% )
Portfolio turnover	19%	36%	53%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-5

Lincoln Hedged Nasdaq-100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged Nasdaq-100 Fund Service Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended				9/17/21[1] to 12/31/21
		12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$11.716	$11.215	$10.397	$8.288	$10.253	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.057)	(0.090)	(0.070)	(0.064)	(0.060)	(0.020)
Net realized and unrealized gain (loss)	1.105	1.480	1.590	3.064	(1.728)	0.328
Total from investment operations	1.048	1.390	1.520	3.000	(1.788)	0.308
Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.055)
Net realized gain	—	(0.889)	(0.702)	(0.891)	(0.177)	—
Total dividends and distributions	—	(0.889)	(0.702)	(0.891)	(0.177)	(0.055)
Net asset value, end of period	$12.764	$11.716	$11.215	$10.397	$8.288	$10.253
Total return[4]	8.95%	12.44%	14.72%	36.33%	(17.41% )	3.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,642	$15,026	$9,995	$3,385	$2,659	$2,419
Ratio of expenses to average net assets[5]	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.50%	1.66%	2.24%	3.85%	5.04%	6.85%
Ratio of net investment loss to average net assets	(0.95% )[6]	(0.78% )	(0.62% )	(0.65% )	(0.65% )	(0.66% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.48% )[6]	(1.47% )	(1.89% )	(3.53% )	(4.72% )	(6.54% )
Portfolio turnover	19%	36%	53%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-6

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Hedged Nasdaq-100 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests about half of its assets in open-end investment companies, primarily the LVIP State Street Nasdaq-100 Index Fund. The Fund is advised by Lincoln Financial Investments Corporation (LFI). The LVIP State Street Nasdaq-100 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in the securities that make up the Nasdaq-100 Index and money market instruments. A significant portion of the Underlying Fund employs a passive investment style (i.e., index fund). In addition to investment companies, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln Hedged Nasdaq-100 Fund-7

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.23% of the first $50 million of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$85,501	$69,901	$58,390	$213,792
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's defined outcome strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$653
Legal	109
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $21 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
Lincoln Hedged Nasdaq-100 Fund-8

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,900
Management fees payable to LFI	5,043
Distribution fees payable to LFD	5,312
Shareholder servicing fees payable to Lincoln Life	457
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2026, Lincoln Life directly owned 38.33% of Lincoln Hedged Nasdaq-100 Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-54.75%@
Equity Fund-54.75%@
✧✧LVIP State Street Nasdaq-100 Index Fund	$8,157,365	$2,444,994	$1,792,270	$1,336	$1,793,029	$10,604,454	515,906	$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$2,444,994
Sales	1,792,270
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$17,160,564
Aggregate unrealized appreciation of investments and derivatives	$5,255,823
Aggregate unrealized depreciation of investments and derivatives	(676,118)
Net unrealized appreciation of investments and derivatives	$4,579,705
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Lincoln Hedged Nasdaq-100 Fund-9

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$10,604,454	$—	$—	$10,604,454
Unaffiliated Investment Company	84,654	—	—	84,654
Options Purchased	—	11,051,161	—	11,051,161
Total Investments	$10,689,108	$11,051,161	$—	$21,740,269
Derivatives:
Liabilities:
Options Written	$—	$(2,301,525)	$—	$(2,301,525)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	69,778	16,940
Service Class	222,825	563,649
Shares reinvested:
Standard Class	—	3,367
Service Class	—	88,919
	292,603	672,875
Shares redeemed:
Standard Class	(62,894)	(17,307)
Service Class	(44,851)	(261,254)
	(107,745)	(278,561)
Net increase	184,858	394,314
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Lincoln Hedged Nasdaq-100 Fund-10

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the six months ended June 30, 2026, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2026, the Fund used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$11,051,161	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(2,301,525)
Total		$11,051,161		$(2,301,525)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$538,098	$559,419
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(457,114)	(805,366)
Total		$80,984	$(245,947)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$9,570,663	$1,522,444
Lincoln Hedged Nasdaq-100 Fund-11

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Hedged Nasdaq-100 Fund-12

Lincoln Hedged S&P 500 Funds
Lincoln Hedged S&P 500 Fund

Lincoln Hedged S&P 500 Conservative Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

Lincoln Hedged S&P 500 Funds

Lincoln Hedged S&P 500 Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.73%
INVESTMENT COMPANY–51.73%
Equity Fund–51.73%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street S&P 500 Index Fund	1,001,251	$37,148,413
Total Affiliated Investment (Cost $31,150,756)		37,148,413
UNAFFILIATED INVESTMENTS–54.67%
INVESTMENT COMPANY–1.58%
Money Market Fund–1.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	1,133,665	1,133,665
Total Investment Company (Cost $1,133,665)		1,133,665

	Number of Contracts

OPTIONS PURCHASED–53.09%
CENTRALLY CLEARED–53.09%
Call Options–50.70%
S&P 500 Mini Index Strike price $13.20, expiration date 9/16/26, notional amount $163,680	124	9,188,028
S&P 500 Mini Index Strike price $13.44, expiration date 12/16/26, notional amount $166,656	124	9,091,928
S&P 500 Mini Index Strike price $13.25, expiration date 3/17/27, notional amount $164,300	124	9,080,272
S&P 500 Mini Index Strike price $14.84, expiration date 6/16/27, notional amount $184,016	124	9,044,560
		36,404,788
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.39%
S&P 500 Mini Index Strike price $660.04, expiration date 9/16/26, notional amount $16,434,996	249	$92,130
S&P 500 Mini Index Strike price $672.15, expiration date 12/16/26, notional amount $16,736,535	249	285,852
S&P 500 Mini Index Strike price $662.48, expiration date 3/17/27, notional amount $16,495,752	249	392,175
S&P 500 Mini Index Strike price $742.01, expiration date 6/16/27, notional amount $18,476,049	249	947,196
		1,717,353
Total Options Purchased (Cost $36,943,241)		38,122,141
Total Unaffiliated Investments (Cost $38,076,906)		39,255,806

TOTAL INVESTMENTS–106.40% (Cost $69,227,662)	76,404,219

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(5.20)%
CENTRALLY CLEARED–(5.20)%
Call Options–(4.04)%
S&P 500 Mini Index Strike price $745.05, expiration date 9/16/26, notional amount $(18,551,745)	(249)	$(657,360)
S&P 500 Mini Index Strike price $769.07, expiration date 12/16/26, notional amount $(19,149,843)	(249)	(700,686)
S&P 500 Mini Index Strike price $762.38, expiration date 3/17/27, notional amount $(18,983,262)	(249)	(1,140,669)
S&P 500 Mini Index Strike price $857.54, expiration date 6/16/27, notional amount $(21,352,746)	(249)	(399,645)
(2,898,360)
Put Options–(1.16)%
S&P 500 Mini Index Strike price $580.84, expiration date 9/16/26, notional amount $(14,462,916)	(249)	(34,362)
Lincoln Hedged S&P 500 Funds-1

Lincoln Hedged S&P 500 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $591.49, expiration date 12/16/26, notional amount $(14,728,101)	(249)	$(125,745)
S&P 500 Mini Index Strike price $582.98, expiration date 3/17/27, notional amount $(14,516,202)	(249)	(197,457)
S&P 500 Mini Index Strike price $652.97, expiration date 6/16/27, notional amount $(16,258,953)	(249)	(477,582)
(835,146)
Total Options Written (Premiums received $(3,448,455))		(3,733,506)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.20%)	(860,992)
NET ASSETS APPLICABLE TO 5,988,781 SHARES OUTSTANDING–100.00%	$71,809,721

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-2

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–53.05%
INVESTMENT COMPANY–53.05%
Equity Fund–53.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street S&P 500 Index Fund	496,652	$18,426,781
Total Affiliated Investment (Cost $14,939,289)		18,426,781
UNAFFILIATED INVESTMENTS–54.28%
INVESTMENT COMPANY–0.42%
Money Market Fund–0.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	146,331	146,331
Total Investment Company (Cost $146,331)		146,331

	Number of Contracts

OPTIONS PURCHASED–53.86%
CENTRALLY CLEARED–53.86%
Call Options–51.42%
S&P 500 Mini Index Strike price $13.27, expiration date 9/16/26, notional amount $80,947	61	4,481,261
S&P 500 Mini Index Strike price $13.51, expiration date 12/16/26, notional amount $82,411	61	4,468,737
S&P 500 Mini Index Strike price $13.32, expiration date 3/17/27, notional amount $81,252	61	4,464,791
S&P 500 Mini Index Strike price $14.91, expiration date 6/16/27, notional amount $90,951	61	4,446,889
		17,861,678
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.44%
S&P 500 Mini Index Strike price $660.06, expiration date 9/16/26, notional amount $8,052,732	122	$46,409
S&P 500 Mini Index Strike price $672.17, expiration date 12/16/26, notional amount $8,200,474	122	141,309
S&P 500 Mini Index Strike price $662.50, expiration date 3/17/27, notional amount $8,082,500	122	192,987
S&P 500 Mini Index Strike price $742.03, expiration date 6/16/27, notional amount $9,052,766	122	467,615
		848,320
Total Options Purchased (Cost $18,180,572)		18,709,998
Total Unaffiliated Investments (Cost $18,326,903)		18,856,329

TOTAL INVESTMENTS–107.33% (Cost $33,266,192)	37,283,110

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(6.92)%
CENTRALLY CLEARED–(6.92)%
Call Options–(6.25)%
S&P 500 Mini Index Strike price $722.15, expiration date 9/16/26, notional amount $(8,810,230)	(122)	$(523,983)
S&P 500 Mini Index Strike price $740.64, expiration date 12/16/26, notional amount $(9,035,808)	(122)	(553,542)
S&P 500 Mini Index Strike price $734.23, expiration date 3/17/27, notional amount $(8,957,606)	(122)	(780,467)
S&P 500 Mini Index Strike price $827.19, expiration date 6/16/27, notional amount $(10,091,718)	(122)	(312,920)
(2,170,912)
Put Options–(0.67)%
S&P 500 Mini Index Strike price $514.85, expiration date 9/16/26, notional amount $(6,281,170)	(122)	(9,090)
Lincoln Hedged S&P 500 Funds-3

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $524.30, expiration date 12/16/26, notional amount $(6,396,460)	(122)	$(33,951)
S&P 500 Mini Index Strike price $516.75, expiration date 3/17/27, notional amount $(6,304,350)	(122)	(56,618)
S&P 500 Mini Index Strike price $578.79, expiration date 6/16/27, notional amount $(7,061,238)	(122)	(133,444)
(233,103)
Total Options Written (Premiums received $(1,770,646))		(2,404,015)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.41%)	(141,339)
NET ASSETS APPLICABLE TO 3,135,540 SHARES OUTSTANDING–100.00%	$34,737,756

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-4

Lincoln Hedged S&P 500 Funds
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
ASSETS:
Unaffiliated investments, at value	$39,255,806	$18,856,329
Affiliated investments, at value	37,148,413	18,426,781
Receivable for securities sold	59,887	—
Receivable for fund shares sold	43,375	2,165
Expense reimbursement receivable from Lincoln Financial Investments Corporation	5,776	8,227
Dividends and interest receivable	493	270
Prepaid expenses	232	118
TOTAL ASSETS	76,513,982	37,293,890
LIABILITIES:
Options written, at value	3,733,506	2,404,015
Payable for securities purchased	885,691	95,392
Due to manager and affiliates	41,683	22,143
Payable for audit fee	14,756	14,756
Other accrued expenses payable	11,780	8,214
Payable for fund shares redeemed	8,822	3,592
Payable for fund accounting fee	8,023	8,022
TOTAL LIABILITIES	4,704,261	2,556,134
TOTAL NET ASSETS	$71,809,721	$34,737,756
Unaffiliated investments, at cost	$38,076,906	$18,326,903
Affiliated investments, at cost	31,150,756	14,939,289
Options written, (premiums received)	(3,448,455)	(1,770,646)
Standard Class:
Net Assets	$17,242,728	$1,233,163
Shares Outstanding	1,428,309	109,945
Net Asset Value Per Share	$12.072	$11.216
Service Class:
Net Assets	$54,566,993	$33,504,593
Shares Outstanding	4,560,472	3,025,595
Net Asset Value Per Share	$11.965	$11.074
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$66,917,927	$33,118,629
Distributable earnings/(accumulated loss)	4,891,794	1,619,127
TOTAL NET ASSETS	$71,809,721	$34,737,756
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-5

Lincoln Hedged S&P 500 Funds
Statements of Operations
Six Months Ended June 30, 2026 (unaudited)
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$3,667	$2,291
EXPENSES:
Management fees	171,483	80,381
Distribution fees-Service Class	84,113	49,109
Professional fees	19,177	18,866
Accounting and administration expenses	18,484	16,985
Index fees	13,069	7,520
Shareholder servicing fees	9,042	4,238
Reports and statements to shareholders	3,954	3,912
Pricing fees	3,716	3,704
Custodian fees	3,149	2,061
Consulting fees	2,655	2,437
Trustees’ fees and expenses	798	366
Other	1,633	1,515
	331,273	191,094
Less:
Management fees waived	(37,415)	(17,538)
Expenses reimbursed	(28,908)	(41,327)
Total operating expenses	264,950	132,229
NET INVESTMENT LOSS	(261,283)	(129,938)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(40,436)	(72,034)
Options purchased	1,092,086	470,091
Options written	(302,109)	(511,237)
Net realized gain (loss)	749,541	(113,180)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	3,340,630	1,664,075
Options purchased	201,021	90,325
Options written	129,046	(130,824)
Net change in unrealized appreciation (depreciation)	3,670,697	1,623,576
NET REALIZED AND UNREALIZED GAIN	4,420,238	1,510,396
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,158,955	$1,380,458
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-6

Lincoln Hedged S&P 500 Funds
Statements of Changes in Net Assets
	Lincoln Hedged S&P 500 Fund		Lincoln Hedged S&P 500 Conservative Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(261,283)	$(34,343)	$(129,938)	$(44,935)
Net realized gain (loss)	749,541	2,168,881	(113,180)	891,737
Net change in unrealized appreciation (depreciation)	3,670,697	2,467,261	1,623,576	933,763
Net increase in net assets resulting from operations	4,158,955	4,601,799	1,380,458	1,780,565
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,012,200)	—	(74,473)
Service Class	—	(3,040,125)	—	(1,551,521)
	—	(4,052,325)	—	(1,625,994)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,761,265	13,225,382	63,521	1,100,135
Service Class	15,197,817	27,282,988	10,780,586	11,235,058
Reinvestment of dividends and distributions:
Standard Class	—	1,012,200	—	74,473
Service Class	—	3,040,125	—	1,551,521
	18,959,082	44,560,695	10,844,107	13,961,187
Cost of shares redeemed:
Standard Class	(1,090,128)	(606,950)	(43,697)	(32,949)
Service Class	(4,999,426)	(8,936,185)	(3,333,634)	(3,597,290)
	(6,089,554)	(9,543,135)	(3,377,331)	(3,630,239)
Increase in net assets derived from capital share transactions	12,869,528	35,017,560	7,466,776	10,330,948
NET INCREASE IN NET ASSETS	17,028,483	35,567,034	8,847,234	10,485,519
NET ASSETS:
Beginning of period	54,781,238	19,214,204	25,890,522	15,405,003
End of period	$71,809,721	$54,781,238	$34,737,756	$25,890,522
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-7

Lincoln Hedged S&P 500 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended				5/21/21[1] to 12/31/21
		12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$11.316	$10.931	$10.335	$9.133	$10.603	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.033)	0.023	0.051	0.037	0.030	0.032
Net realized and unrealized gain (loss)	0.789	1.278	1.417	1.517	(0.737)	0.686
Total from investment operations	0.756	1.301	1.468	1.554	(0.707)	0.718
Less dividends and distributions from:
Net investment income	—	—	(0.036)	(0.031)	(0.048)	(0.115)
Net realized gain	—	(0.916)	(0.836)	(0.321)	(0.715)	—
Total dividends and distributions	—	(0.916)	(0.872)	(0.352)	(0.763)	(0.115)
Net asset value, end of period	$12.072	$11.316	$10.931	$10.335	$9.133	$10.603
Total return[4]	6.68%	11.90%	14.32%	17.03%	(6.55% )	7.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,243	$13,617	$138	$12	$10	$11
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.79%	0.90%	1.43%	2.41%	3.84%	5.54%
Ratio of net investment income (loss) to average net assets	(0.57% )[6]	0.19%	0.46%	0.37%	0.28%	0.50%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.78% )[6]	(0.13% )	(0.39% )	(1.46% )	(2.98% )	(4.46% )
Portfolio turnover	11%	35%	37%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-8

Lincoln Hedged S&P 500 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Fund Service Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended				5/21/21[1] to 12/31/21
		12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$11.235	$10.897	$10.321	$9.127	$10.602	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.052)	(0.018)	0.012	0.002	(0.006)	0.010
Net realized and unrealized gain (loss)	0.782	1.272	1.414	1.515	(0.735)	0.686
Total from investment operations	0.730	1.254	1.426	1.517	(0.741)	0.696
Less dividends and distributions from:
Net investment income	—	—	(0.014)	(0.002)	(0.019)	(0.094)
Net realized gain	—	(0.916)	(0.836)	(0.321)	(0.715)	—
Total dividends and distributions	—	(0.916)	(0.850)	(0.323)	(0.734)	(0.094)
Net asset value, end of period	$11.965	$11.235	$10.897	$10.321	$9.127	$10.602
Total return[4]	6.50%	11.52%	13.91%	16.63%	(6.88% )	6.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54,567	$41,164	$19,076	$5,732	$3,318	$2,582
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.14%	1.25%	1.78%	2.76%	4.19%	5.89%
Ratio of net investment income (loss) to average net assets	(0.92% )[6]	(0.16% )	0.11%	0.02%	(0.07% )	0.15%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.13% )[6]	(0.48% )	(0.74% )	(1.81% )	(3.33% )	(4.81% )
Portfolio turnover	11%	35%	37%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-9

Lincoln Hedged S&P 500 Conservative Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Conservative Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended				5/21/21[1] to 12/31/21
		12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.706	$10.432	$10.220	$9.315	$10.250	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.030)	0.012	0.032	0.032	0.053	0.032
Net realized and unrealized gain (loss)	0.540	0.995	1.048	1.212	(0.339)	0.337
Total from investment operations	0.510	1.007	1.080	1.244	(0.286)	0.369
Less dividends and distributions from:
Net investment income	—	—	(0.028)	—	(0.064)	(0.119)
Net realized gain	—	(0.733)	(0.840)	(0.339)	(0.585)	—
Total dividends and distributions	—	(0.733)	(0.868)	(0.339)	(0.649)	(0.119)
Net asset value, end of period	$11.216	$10.706	$10.432	$10.220	$9.315	$10.250
Total return[4]	4.76%	9.66%	10.66%	13.39%	(2.73% )	3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,233	$1,158	$43	$11	$10	$10
Ratio of expenses to average net assets[5]	0.58%	0.57% [6]	0.57% [6]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.98%	1.13%	1.47%	2.03%	3.63%	5.53%
Ratio of net investment income (loss) to average net assets	(0.56% )[7]	0.11% [8]	0.31% [8]	0.32%	0.54%	0.50%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.96% )[7]	(0.45% )	(0.59% )	(1.13% )	(2.51% )	(4.46% )
Portfolio turnover	18%	40%	38%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of expenses to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[8]	The ratio of net investment income to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-10

Lincoln Hedged S&P 500 Conservative Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Conservative Fund Service Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended				5/21/21[1] to 12/31/21
		12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.588	$10.361	$10.168	$9.301	$10.247	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.048)	(0.026)	(0.004)	(0.002)	0.018	0.009
Net realized and unrealized gain (loss)	0.534	0.986	1.040	1.208	(0.338)	0.336
Total from investment operations	0.486	0.960	1.036	1.206	(0.320)	0.345
Less dividends and distributions from:
Net investment income	—	—	(0.003)	—	(0.041)	(0.098)
Net realized gain	—	(0.733)	(0.840)	(0.339)	(0.585)	—
Total dividends and distributions	—	(0.733)	(0.843)	(0.339)	(0.626)	(0.098)
Net asset value, end of period	$11.074	$10.588	$10.361	$10.168	$9.301	$10.247
Total return[4]	4.59%	9.27%	10.27%	13.00%	(3.06% )	3.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,505	$24,733	$15,362	$6,464	$4,593	$2,376
Ratio of expenses to average net assets[5]	0.93%	0.92% [6]	0.92% [6]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.33%	1.48%	1.82%	2.38%	3.98%	5.88%
Ratio of net investment income (loss) to average net assets	(0.91% )[7]	(0.24% )[8]	(0.04% )[8]	(0.03% )	0.19%	0.15%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.31% )[7]	(0.80% )	(0.94% )	(1.48% )	(2.86% )	(4.81% )
Portfolio turnover	18%	40%	38%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of expenses to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[8]	The ratio of net investment income to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-11

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Hedged S&P 500 Fund and Lincoln Hedged S&P 500 Conservative Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies,  primarily the LVIP State Street S&P 500 Index Fund (the “Underlying Funds”). Each Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP State Street S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Fund employs a passive investment style (i.e., index fund). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments and FLexible EXchange®Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of each Fund is to seek long-term growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Funds' sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of each Fund's
Lincoln Hedged S&P 500 Funds-12

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of each Fund's average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the "Board") and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse each Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class and 0.93% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
Lincoln Hedged S&P 500 Fund	$78,153	$75,784	$74,852	$228,789
Lincoln Hedged S&P 500 Conservative Fund	$76,462	$79,949	$83,421	$239,832
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' defined outcome strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Administrative	$2,362	$1,096
Legal	394	183
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2026, these fees were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Printing and mailing	$64	$25
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
Lincoln Hedged S&P 500 Funds-13

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2026, each Fund had receivables due from and liabilities payable to affiliates as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Expense reimbursement receivable due from LFI	$5,776	$8,227
Management fees payable to LFI	24,580	11,956
Distribution fees payable to LFD	15,445	9,381
Shareholder servicing fees payable to Lincoln Life	1,658	806
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
Lincoln Hedged S&P 500 Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.73%@
Equity Fund-51.73%@
✧✧LVIP State Street S&P 500 Index Fund	$28,330,444	$9,043,574	$3,525,799	$(40,436)	$3,340,630	$37,148,413	1,001,251	$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Conservative Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-53.05%@
Equity Fund-53.05%@
✧✧LVIP State Street S&P 500 Index Fund	$13,667,249	$5,930,337	$2,762,846	$(72,034)	$1,664,075	$18,426,781	496,652	$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Purchases	$9,043,574	$5,930,337
Sales	3,525,799	2,762,846
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Cost of investments and derivatives	$69,227,662	$33,266,192
Aggregate unrealized appreciation of investments and derivatives	$9,254,937	$4,995,031
Aggregate unrealized depreciation of investments and derivatives	(2,078,380)	(978,113)
Net unrealized appreciation of investments and derivatives	$7,176,557	$4,016,918
Lincoln Hedged S&P 500 Funds-14

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2026:
Lincoln Hedged S&P 500 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$37,148,413	$—	$—	$37,148,413
Unaffiliated Investment Company	1,133,665	—	—	1,133,665
Options Purchased	—	38,122,141	—	38,122,141
Total Investments	$38,282,078	$38,122,141	$—	$76,404,219
Derivatives:
Liabilities:
Options Written	$—	$(3,733,506)	$—	$(3,733,506)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged S&P 500 Conservative Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$18,426,781	$—	$—	$18,426,781
Unaffiliated Investment Company	146,331	—	—	146,331
Options Purchased	—	18,709,998	—	18,709,998
Total Investments	$18,573,112	$18,709,998	$—	$37,283,110
Derivatives:
Liabilities:
Options Written	$—	$(2,404,015)	$—	$(2,404,015)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged S&P 500 Funds-15

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln Hedged S&P 500 Fund		Lincoln Hedged S&P 500 Conservative Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	320,683	1,153,229	5,756	100,083
Service Class	1,329,973	2,421,710	1,000,570	1,046,036
Shares reinvested:
Standard Class	—	88,983	—	6,928
Service Class	—	269,215	—	145,957
	1,650,656	3,933,137	1,006,326	1,299,004
Shares redeemed:
Standard Class	(95,680)	(51,576)	(3,974)	(2,975)
Service Class	(433,352)	(777,702)	(310,877)	(338,691)
	(529,032)	(829,278)	(314,851)	(341,666)
Net increase	1,121,624	3,103,859	691,475	957,338
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the six months ended June 30, 2026, the Funds entered into options contracts in the normal course of pursuing its investment objective and strategies. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Funds' overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Funds are subject to counterparty risk.
During the six months ended June 30, 2026, the Funds used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Lincoln Hedged S&P 500 Funds-16

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
Lincoln Hedged S&P 500 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$38,122,141	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(3,733,506)
Total		$38,122,141		$(3,733,506)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$1,092,086	$201,021
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(302,109)	129,046
Total		$789,977	$330,067
Fair values of derivative instruments as of June 30, 2026 were as follows:
Lincoln Hedged S&P 500 Conservative Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$18,709,998	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(2,404,015)
Total		$18,709,998		$(2,404,015)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$470,091	$90,325
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(511,237)	(130,824)
Total		$(41,146)	$(40,499)
Lincoln Hedged S&P 500 Funds-17

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
	Options Contracts (Average Value)	Options Contracts (Average Value)
Lincoln Hedged S&P 500 Fund	$33,690,752	$3,517,632
Lincoln Hedged S&P 500 Conservative Fund	15,980,557	2,126,047
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
Lincoln Hedged S&P 500 Funds-18

Lincoln Opportunistic Hedged Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

Lincoln Opportunistic Hedged Equity Fund

Lincoln Opportunistic Hedged Equity Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.00%
INVESTMENT COMPANY–50.00%
Equity Fund–50.00%
✧✧Lincoln Variable Insurance Products Trust– LVIP State Street S&P 500 Index Fund	162,061	$6,012,787
Total Affiliated Investment (Cost $4,740,443)		6,012,787
UNAFFILIATED INVESTMENTS–54.87%
INVESTMENT COMPANY–0.16%
Money Market Fund–0.16%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	18,684	18,684
Total Investment Company (Cost $18,684)		18,684

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED–54.71%
CENTRALLY CLEARED–54.71%
Call Options–49.58%
S&P 500 Mini Index Strike price $7.42, expiration date 6/16/27, notional amount $60,102	81	$5,962,884
Put Options–5.13%
S&P 500 Mini Index Strike price $741.99, expiration date 6/16/27, notional amount $11,946,039	161	616,908
Total Options Purchased (Cost $6,582,283)		6,579,792
Total Unaffiliated Investments (Cost $6,600,967)		6,598,476

TOTAL INVESTMENTS–104.87% (Cost $11,341,410)	12,611,263

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.66)%
CENTRALLY CLEARED–(4.66)%
Call Options–(1.75)%
S&P 500 Mini Index Strike price $869.34, expiration date 6/16/27, notional amount $(13,996,374)	(161)	$(211,229)
Put Options–(2.91)%
S&P 500 Mini Index Strike price $667.81, expiration date 6/16/27, notional amount $(10,751,741)	(161)	(349,629)
Total Options Written (Premiums received $(587,196))		(560,858)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(24,305)
NET ASSETS APPLICABLE TO 1,044,845 SHARES OUTSTANDING–100.00%	$12,026,100

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-1

Lincoln Opportunistic Hedged Equity Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Unaffiliated investments, at value	$6,598,476
Affiliated investments, at value	6,012,787
Expense reimbursement receivable from Lincoln Financial Investments Corporation	8,078
Receivable for fund shares sold	285
Dividends and interest receivable	156
Prepaid expenses	54
TOTAL ASSETS	12,619,836
LIABILITIES:
Options written, at value	560,858
Payable for audit fee	11,843
Due to manager and affiliates	8,950
Payable for fund accounting fee	8,021
Other accrued expenses payable	3,121
Payable for fund shares redeemed	943
TOTAL LIABILITIES	593,736
TOTAL NET ASSETS	$12,026,100
Unaffiliated investments, at cost	$6,600,967
Affiliated investments, at cost	4,740,443
Options written, (premiums received)	(587,196)
Standard Class:
Net Assets	$291,951
Shares Outstanding	25,199
Net Asset Value Per Share	$11.586
Service Class:
Net Assets	$11,734,149
Shares Outstanding	1,019,646
Net Asset Value Per Share	$11.508
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$11,235,752
Distributable earnings/(accumulated loss)	790,348
TOTAL NET ASSETS	$12,026,100
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-2

Lincoln Opportunistic Hedged Equity Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$813
EXPENSES:
Management fees	30,489
Distribution fees-Service Class	18,913
Accounting and administration expenses	16,196
Professional fees	15,794
Reports and statements to shareholders	3,915
Consulting fees	2,308
Shareholder servicing fees	1,608
Custodian fees	1,250
Pricing fees	932
Trustees’ fees and expenses	151
Index fees	6
Other	1,407
92,969
Less:
Expenses reimbursed	(41,350)
Total operating expenses	51,619
NET INVESTMENT LOSS	(50,806)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	2,492
Options purchased	227,765
Options written	133,628
Net realized gain	363,885
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	546,531
Options purchased	(92,119)
Options written	(53,212)
Net change in unrealized appreciation (depreciation)	401,200
NET REALIZED AND UNREALIZED GAIN	765,085
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$714,279
See accompanying notes, which are an integral part of the financial statements.

Lincoln Opportunistic Hedged Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(50,806)	$(21,295)
Net realized gain	363,885	179,629
Net change in unrealized appreciation (depreciation)	401,200	636,053
Net increase in net assets resulting from operations	714,279	794,387
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(19,739)
Service Class	—	(749,689)
	—	(769,428)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	992	150,718
Service Class	1,744,077	5,176,349
Reinvestment of dividends and distributions:
Standard Class	—	19,739
Service Class	—	749,689
	1,745,069	6,096,495
Cost of shares redeemed:
Standard Class	(4,064)	(37,230)
Service Class	(1,212,223)	(1,407,374)
	(1,216,287)	(1,444,604)
Increase in net assets derived from capital share transactions	528,782	4,651,891
NET INCREASE IN NET ASSETS	1,243,061	4,676,850
NET ASSETS:
Beginning of period	10,783,039	6,106,189
End of period	$12,026,100	$10,783,039
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-3

Lincoln Opportunistic Hedged Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Opportunistic Hedged Equity Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended		12/13/23[1] to 12/31/23
		12/31/25	12/31/24
Net asset value, beginning of period	$10.863	$10.638	$10.084	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.032)	0.009	0.030	0.001
Net realized and unrealized gain	0.755	1.073	1.529	0.091
Total from investment operations	0.723	1.082	1.559	0.092
Less dividends and distributions from:
Net investment income	—	—	(0.030)	(0.008)
Net realized gain	—	(0.857)	(0.975)	—
Total dividends and distributions	—	(0.857)	(1.005)	(0.008)
Net asset value, end of period	$11.586	$10.863	$10.638	$10.084
Total return[4]	6.66%	10.16%	15.51%	0.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$292	$277	$147	$10
Ratio of expenses to average net assets[5]	0.59%	0.59%	0.59%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.34%	1.54%	2.71%	19.30%
Ratio of net investment income (loss) to average net assets	(0.58% )[6]	0.08%	0.27%	(0.17% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.33% )[6]	(0.87% )	(1.85% )	(18.88% )
Portfolio turnover	12%	58%	103%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-4

Lincoln Opportunistic Hedged Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Opportunistic Hedged Equity Fund Service Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended		12/13/23[1] to 12/31/23
		12/31/25	12/31/24
Net asset value, beginning of period	$10.809	$10.626	$10.084	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.051)	(0.029)	(0.009)	(0.003)
Net realized and unrealized gain	0.750	1.069	1.527	0.093
Total from investment operations	0.699	1.040	1.518	0.090
Less dividends and distributions from:
Net investment income	—	—	(0.001)	(0.006)
Net realized gain	—	(0.857)	(0.975)	—
Total dividends and distributions	—	(0.857)	(0.976)	(0.006)
Net asset value, end of period	$11.508	$10.809	$10.626	$10.084
Total return[4]	6.47%	9.77%	15.11%	0.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,734	$10,506	$5,959	$2,769
Ratio of expenses to average net assets[5]	0.94%	0.94%	0.94%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.69%	1.89%	3.06%	19.65%
Ratio of net investment loss to average net assets	(0.93% )[6]	(0.27% )	(0.08% )	(0.52% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.68% )[6]	(1.22% )	(2.20% )	(19.23% )
Portfolio turnover	12%	58%	103%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-5

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Opportunistic Hedged Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies, primarily the LVIP State Street S&P 500® Index Fund (the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP State Street S&P 500® Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026, and for all open tax years (years ended December 31, 2023-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln Opportunistic Hedged Equity Fund-6

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.59% of the Fund’s average daily net assets for the Standard Class and 0.94% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$24,927	$89,200	$78,068	$192,195
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$430
Legal	72
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $30 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
Lincoln Opportunistic Hedged Equity Fund-7

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$8,078
Management fees payable to LFI	5,348
Distribution fees payable to LFD	3,320
Shareholder servicing fees payable to Lincoln Life	282
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2026, Lincoln Life directly owned 28.22% of Lincoln Opportunistic Hedged Equity Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.00%@
Equity Fund-50.00%@
✧✧LVIP State Street S&P 500 Index Fund	$5,440,607	$744,221	$721,064	$2,492	$546,531	$6,012,787	162,061	$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$744,221
Sales	5,466,646
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$11,341,410
Aggregate unrealized appreciation of investments and derivatives	$1,325,897
Aggregate unrealized depreciation of investments and derivatives	(56,044)
Net unrealized appreciation of investments and derivatives	$1,269,853
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Lincoln Opportunistic Hedged Equity Fund-8

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$6,012,787	$—	$—	$6,012,787
Unaffiliated Investment Company	18,684	—	—	18,684
Options Purchased	—	6,579,792	—	6,579,792
Total Investments	$6,031,471	$6,579,792	$—	$12,611,263
Derivatives:
Liabilities:
Options Written	$—	$(560,858)	$—	$(560,858)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	91	13,190
Service Class	156,472	476,793
Shares reinvested:
Standard Class	—	1,805
Service Class	—	68,826
	156,563	560,614
Shares redeemed:
Standard Class	(359)	(3,335)
Service Class	(108,800)	(134,465)
	(109,159)	(137,800)
Net increase	47,404	422,814
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Lincoln Opportunistic Hedged Equity Fund-9

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the six months ended June 30, 2026, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2026, the Fund used options contracts to adjust the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$6,579,792	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(560,858)
Total		$6,579,792		$(560,858)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$227,765	$(92,119)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	133,628	(53,212)
Total		$361,393	$(145,331)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$6,078,025	$501,437
Lincoln Opportunistic Hedged Equity Fund-10

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Opportunistic Hedged Equity Fund-11

LVIP Aggressive Growth Allocation Managed Risk Funds
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.92%
INVESTMENT COMPANIES–96.92%
Equity Funds–51.58%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	343,644	$17,246,782
LVIP BlackRock Equity Dividend Fund	842,971	24,427,627
LVIP Channing Small Cap Value Fund	181,648	2,782,674
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,630,786	29,577,558
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	454,234	8,182,120
LVIP Nomura Mid-Cap Index Fund	180,519	9,616,815
LVIP State Street Mid-Cap Index Fund	1,183,203	17,866,359
LVIP State Street Nasdaq-100 Index Fund	167,409	3,441,089
LVIP State Street S&P 500 Index Fund	1,354,537	50,256,040
LVIP State Street Small-Cap Index Fund	187,328	7,983,713
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	292,541	9,851,017
		181,231,794
Fixed Income Funds–17.46%
*Lincoln Bain Capital Total Credit Fund	393,037	4,005,048
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	259,089	2,496,583
LVIP Franklin Templeton Core Bond Fund	922,826	10,854,271
LVIP JPMorgan Core Bond Fund	4,299,258	43,052,768
LVIP State Street Bond Index Fund	92,807	942,086
		61,350,756
Global Equity Fund–0.33%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	135,609	1,170,311
		1,170,311
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.55%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	451,920	$5,791,355
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,007,340	11,697,233
LVIP Loomis Sayles Global Growth Fund	361,336	6,450,215
LVIP MFS International Growth Fund	1,004,020	21,285,219
LVIP Mondrian International Value Fund	1,041,890	23,874,915
LVIP State Street Emerging Markets Equity Index Fund	609,369	10,377,544
LVIP State Street International Index Fund	1,186,090	17,307,426
		96,783,907
Total Affiliated Investments (Cost $251,048,887)		340,536,768

UNAFFILIATED INVESTMENT–2.88%
INVESTMENT COMPANY–2.88%
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	10,136,251	10,136,251
Total Unaffiliated Investment (Cost $10,136,251)		10,136,251

TOTAL INVESTMENTS–99.80% (Cost $261,185,138)	350,673,019
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	687,292
NET ASSETS APPLICABLE TO 24,865,070 SHARES OUTSTANDING–100.00%	$351,360,311

LVIP Aggressive Growth Allocation Managed Risk Funds-1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	CME Australian Dollar Currency Futures	$207,330	$210,227	9/14/26	$—	$(2,897)
6	CME British Pound Currency Futures	497,062	501,961	9/14/26	—	(4,899)
8	CME Euro Foreign Exchange Currency Futures	1,145,650	1,159,856	9/14/26	—	(14,206)
7	CME Japanese Yen Currency Futures	541,362	549,706	9/14/26	—	(8,344)
					—	(30,346)
Equity Contracts:
8	CME E-mini Russell 2000 Index Futures	1,218,240	1,176,856	9/18/26	41,384	—
12	CME E-mini S&P 500 Index Futures	4,528,950	4,475,219	9/18/26	53,731	—
5	CME E-mini S&P MidCap 400 Index Futures	1,942,500	1,899,734	9/18/26	42,766	—
20	Eurex EURO STOXX 50 Futures	1,452,473	1,441,918	9/18/26	10,555	—
4	FTSE 100 Index Futures	559,311	558,969	9/18/26	342	—
3	ICE U.S. MSCI Emerging Markets Index Futures	263,595	260,782	9/18/26	2,813	—
3	OML Stockholm OMXS30 Index Futures	99,532	98,328	7/17/26	1,204	—
1	SFE S&P ASX Share Price Index 200 Futures	151,902	153,374	9/17/26	—	(1,472)
3	TSE TOPIX Futures	738,584	715,523	9/10/26	23,061	—
					175,856	(1,472)
Total Futures Contracts					$175,856	$(31,818)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.79%
INVESTMENT COMPANIES–96.79%
Equity Funds–79.18%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	700,440	$35,153,661
LVIP Baron Growth Opportunities Fund	106,977	6,024,947
LVIP Channing Small Cap Value Fund	192,651	2,951,226
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	335,472	6,084,454
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	500,325	9,012,361
LVIP MFS Value Fund	661,279	38,728,473
LVIP State Street Mid-Cap Index Fund	539,601	8,147,971
LVIP State Street Nasdaq-100 Index Fund	118,863	2,443,231
LVIP State Street S&P 500 Index Fund	1,449,127	53,765,510
LVIP State Street Small-Cap Index Fund	173,595	7,398,463
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	345,929	11,648,796
LVIP Wellington SMID Cap Value Fund	577,667	17,186,756
		198,545,849
Fixed Income Funds–17.37%
*Lincoln Bain Capital Total Credit Fund	283,303	2,886,860
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	183,910	1,772,150
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Core Bond Fund	584,246	$6,871,897
LVIP JPMorgan Core Bond Fund	3,030,465	30,347,079
LVIP State Street Bond Index Fund	164,704	1,671,912
		43,549,898
Global Equity Fund–0.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	68,753	593,343
		593,343
Total Affiliated Investments (Cost $183,386,843)		242,689,090

UNAFFILIATED INVESTMENT–3.03%
INVESTMENT COMPANY–3.03%
Money Market Fund–3.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	7,588,778	7,588,778
Total Unaffiliated Investment (Cost $7,588,778)		7,588,778

TOTAL INVESTMENTS–99.82% (Cost $190,975,621)	250,277,868
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	460,102
NET ASSETS APPLICABLE TO 17,492,154 SHARES OUTSTANDING–100.00%	$250,737,970

✧✧Standard Class shares.
*Class I shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
10	CME E-mini Russell 2000 Index Futures	$1,522,800	$1,471,080	9/18/26	$51,720	$—
13	CME E-mini S&P 500 Index Futures	4,906,362	4,848,152	9/18/26	58,210	—
4	CME E-mini S&P MidCap 400 Index Futures	1,554,000	1,519,753	9/18/26	34,247	—
Total Futures Contracts					$144,177	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-4

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$340,536,768	$242,689,090
Unaffiliated investments, at value	10,136,251	7,588,778
Cash collateral held at broker for futures contracts	764,763	520,092
Receivable for fund shares sold	128,415	53,001
Variation margin due from broker on futures contracts	75,275	51,233
Dividends and interest receivable	30,030	22,489
Prepaid expenses	886	692
Expense reimbursement receivable from Lincoln Financial Investments Corporation	221	3,266
TOTAL ASSETS	351,672,609	250,928,641
LIABILITIES:
Due to manager and affiliates	150,270	105,165
Payable for fund shares redeemed	85,852	50,476
Payable for securities purchased	41,286	2,450
Payable for audit fee	14,229	14,229
Payable for fund accounting fee	10,480	10,472
Other accrued expenses payable	10,181	7,879
TOTAL LIABILITIES	312,298	190,671
TOTAL NET ASSETS	$351,360,311	$250,737,970
Affiliated investments, at cost	$251,048,887	$183,386,843
Unaffiliated investments, at cost	10,136,251	7,588,778
Standard Class:
Net Assets	$3,065,692	$1,489,604
Shares Outstanding	215,966	103,501
Net Asset Value Per Share	$14.195	$14.392
Service Class:
Net Assets	$348,294,619	$249,248,366
Shares Outstanding	24,649,104	17,388,653
Net Asset Value Per Share	$14.130	$14.334
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$262,464,024	$187,267,389
Distributable earnings/(accumulated loss)	88,896,287	63,470,581
TOTAL NET ASSETS	$351,360,311	$250,737,970
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-5

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2026 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$185,304	$138,307
Dividends from affiliated investments	53,234	38,371
	238,538	176,678
EXPENSES:
Management fees	425,687	305,153
Distribution fees-Service Class	421,959	303,329
Shareholder servicing fees	49,380	35,398
Accounting and administration expenses	36,667	32,165
Professional fees	21,438	20,502
Custodian fees	6,447	5,162
Trustees’ fees and expenses	4,857	3,504
Reports and statements to shareholders	4,788	4,580
Consulting fees	3,847	3,805
Pricing fees	1,451	1,289
Other	5,922	4,145
	982,443	719,032
Less:
Management fees waived	(8,514)	(18,309)
Expenses reimbursed	(367)	(12,902)
Plus:
Recoupment of prior expenses reduced by the Advisor	1,790	—
Total operating expenses	975,352	687,821
NET INVESTMENT LOSS	(736,814)	(511,143)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	4,079,821	2,743,566
Foreign currencies	(28)	—
Futures contracts	916,726	672,484
Net realized gain	4,996,519	3,416,050
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	24,784,760	16,650,692
Foreign currencies	(3,575)	—
Futures contracts	144,560	199,714
Net change in unrealized appreciation (depreciation)	24,925,745	16,850,406
NET REALIZED AND UNREALIZED GAIN	29,922,264	20,266,456
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,185,450	$19,755,313
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-6

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(736,814)	$4,790,499	$(511,143)	$2,156,576
Net realized gain	4,996,519	14,390,244	3,416,050	17,500,358
Net change in unrealized appreciation (depreciation)	24,925,745	25,296,771	16,850,406	564,873
Net increase in net assets resulting from operations	29,185,450	44,477,514	19,755,313	20,221,807
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(60,052)	—	(53,722)
Service Class	—	(5,783,047)	—	(8,900,700)
	—	(5,843,099)	—	(8,954,422)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	165,913	39,069	81,968	95,999
Service Class	5,746,920	16,575,955	8,236,069	29,648,948
Reinvestment of dividends and distributions:
Standard Class	—	60,052	—	53,722
Service Class	—	5,783,047	—	8,900,700
	5,912,833	22,458,123	8,318,037	38,699,369
Cost of shares redeemed:
Standard Class	(453,384)	(266,317)	(134,407)	(368,673)
Service Class	(23,393,876)	(35,527,689)	(23,526,052)	(28,163,423)
	(23,847,260)	(35,794,006)	(23,660,459)	(28,532,096)
Increase (decrease) in net assets derived from capital share transactions	(17,934,427)	(13,335,883)	(15,342,422)	10,167,273
NET INCREASE IN NET ASSETS	11,251,023	25,298,532	4,412,891	21,434,658
NET ASSETS:
Beginning of period	340,109,288	314,810,756	246,325,079	224,890,421
End of period	$351,360,311	$340,109,288	$250,737,970	$246,325,079
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-7

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.026	$11.556	$10.582	$9.434	$12.214	$11.197
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.012)	0.211	0.238	0.191	0.197	0.213
Net realized and unrealized gain (loss)	1.181	1.517	1.037	1.139	(2.585)	1.431
Total from investment operations	1.169	1.728	1.275	1.330	(2.388)	1.644
Less dividends and distributions from:
Net investment income	—	(0.258)	(0.301)	(0.182)	(0.231)	(0.371)
Net realized gain	—	—	—	—	(0.152)	(0.256)
Return of capital	—	—	—	—	(0.009)	—
Total dividends and distributions	—	(0.258)	(0.301)	(0.182)	(0.392)	(0.627)
Net asset value, end of period	$14.195	$13.026	$11.556	$10.582	$9.434	$12.214
Total return[3]	8.97%	14.94%	12.05%	14.09%	(19.54% )	14.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,066	$3,090	$2,903	$2,557	$2,429	$3,628
Ratio of expenses to average net assets[4]	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[4]	0.33%	0.34%	0.34%	0.35%	0.36%	0.35%
Ratio of net investment income (loss) to average net assets	(0.19% )[5]	1.72%	2.08%	1.92%	1.88%	1.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19% )[5]	1.71%	2.07%	1.90%	1.85%	1.73%
Portfolio turnover	5%	24%	14%	31%	22%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-8

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.982	$11.520	$10.551	$9.410	$12.183	$11.174
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.029)	0.180	0.209	0.165	0.169	0.182
Net realized and unrealized gain (loss)	1.177	1.508	1.033	1.134	(2.576)	1.428
Total from investment operations	1.148	1.688	1.242	1.299	(2.407)	1.610
Less dividends and distributions from:
Net investment income	—	(0.226)	(0.273)	(0.158)	(0.205)	(0.345)
Net realized gain	—	—	—	—	(0.152)	(0.256)
Return of capital	—	—	—	—	(0.009)	—
Total dividends and distributions	—	(0.226)	(0.273)	(0.158)	(0.366)	(0.601)
Net asset value, end of period	$14.130	$12.982	$11.520	$10.551	$9.410	$12.183
Total return[3]	8.84%	14.64%	11.77%	13.80%	(19.74% )	14.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$348,294	$337,019	$311,908	$261,101	$207,793	$243,401
Ratio of expenses to average net assets[4]	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[4]	0.58%	0.59%	0.59%	0.60%	0.61%	0.60%
Ratio of net investment income (loss) to average net assets	(0.44% )[5]	1.47%	1.83%	1.67%	1.63%	1.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.44% )[5]	1.46%	1.82%	1.65%	1.60%	1.48%
Portfolio turnover	5%	24%	14%	31%	22%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-9

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.271	$12.638	$11.214	$9.815	$13.047	$11.478
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.012)	0.152	0.185	0.128	0.122	0.130
Net realized and unrealized gain (loss)	1.133	1.008	1.506	1.424	(2.935)	1.952
Total from investment operations	1.121	1.160	1.691	1.552	(2.813)	2.082
Less dividends and distributions from:
Net investment income	—	(0.187)	(0.267)	(0.150)	(0.137)	(0.327)
Net realized gain	—	(0.340)	—	—	(0.266)	(0.186)
Return of capital	—	—	—	(0.003)	(0.016)	—
Total dividends and distributions	—	(0.527)	(0.267)	(0.153)	(0.419)	(0.513)
Net asset value, end of period	$14.392	$13.271	$12.638	$11.214	$9.815	$13.047
Total return[3]	8.45%	9.21%	15.09%	15.80%	(21.56% )	18.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,490	$1,418	$1,566	$1,189	$1,010	$1,274
Ratio of expenses to average net assets[4]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.35%	0.35%	0.35%	0.36%	0.36%	0.36%
Ratio of net investment income (loss) to average net assets	(0.18% )[5]	1.18%	1.50%	1.22%	1.11%	1.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21% )[5]	1.15%	1.47%	1.18%	1.07%	0.99%
Portfolio turnover	7%	23%	18%	27%	28%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-10

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.234	$12.607	$11.188	$9.794	$13.019	$11.459
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.028)	0.119	0.153	0.101	0.094	0.098
Net realized and unrealized gain (loss)	1.128	1.003	1.502	1.420	(2.926)	1.946
Total from investment operations	1.100	1.122	1.655	1.521	(2.832)	2.044
Less dividends and distributions from:
Net investment income	—	(0.155)	(0.236)	(0.124)	(0.111)	(0.298)
Net realized gain	—	(0.340)	—	—	(0.266)	(0.186)
Return of capital	—	—	—	(0.003)	(0.016)	—
Total dividends and distributions	—	(0.495)	(0.236)	(0.127)	(0.393)	(0.484)
Net asset value, end of period	$14.334	$13.234	$12.607	$11.188	$9.794	$13.019
Total return[3]	8.31%	8.94%	14.80%	15.52%	(21.76% )	17.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$249,248	$244,907	$223,324	$195,112	$168,494	$199,866
Ratio of expenses to average net assets[4]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.60%	0.60%	0.60%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	(0.43% )[5]	0.93%	1.25%	0.97%	0.86%	0.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.46% )[5]	0.90%	1.22%	0.93%	0.82%	0.74%
Portfolio turnover	7%	23%	18%	27%	28%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-11

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund and the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund is to seek capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with LVIP Global Aggressive Growth Allocation Managed Risk Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Gains or losses attributable to changes in foreign exchange rates are included in the Statements of Operations under “Net realized gain (loss) on foreign currencies”. The LVIP Global Aggressive Growth Allocation Managed Risk Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Aggressive Growth Allocation Managed Risk Funds-12

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee for each Fund.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
0.005%	0.015%
LFI has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Standard Class	0.325%	0.315%
Service Class	0.575%	0.565%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has recouped $1,790 in previously reimbursed Fund expenses from the LVIP Global Aggressive Growth Allocation Managed Risk Fund.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$37,003	$—	$3,813	$40,816
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	$43,337	$28,323	$26,558	$98,218
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
LVIP Aggressive Growth Allocation Managed Risk Funds-13

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Administrative	$13,456	$9,668
Legal	2,238	1,608
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2026, these fees were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Printing and mailing	$873	$674
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense reimbursement receivable due from LFI	$221	$3,266
Management fees payable to LFI	70,552	48,221
Distribution fees payable to LFD	71,367	50,993
Shareholder servicing fees payable to Lincoln Life	8,351	5,951
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Aggressive Growth Allocation Managed Risk Funds-14

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP and Lincoln Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.92%@
Equity Funds-51.58%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$16,963,140	$1,596,800	$1,912,495	$32,697	$566,640	$17,246,782	343,644	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	23,680,094	289,660	2,336,135	105,737	2,688,271	24,427,627	842,971	—	—
✧✧LVIP Channing Small Cap Value Fund	2,546,365	267,818	508,201	103,155	373,537	2,782,674	181,648	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	29,059,471	1,179,378	3,146,872	262,745	2,222,836	29,577,558	1,630,786	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	7,508,063	59,990	1,075,524	154,536	1,535,055	8,182,120	454,234	—	—
✧✧LVIP Nomura Mid-Cap Index Fund	9,052,128	73,322	1,362,749	126,776	1,727,338	9,616,815	180,519	—	—
✧✧LVIP State Street Mid-Cap Index Fund	17,650,240	139,758	2,753,263	209,842	2,619,782	17,866,359	1,183,203	—	—
✧✧LVIP State Street Nasdaq-100 Index Fund	3,251,890	207,797	662,687	229,389	414,700	3,441,089	167,409	—	—
✧✧LVIP State Street S&P 500 Index Fund	49,973,892	1,769,617	6,409,795	1,278,663	3,643,663	50,256,040	1,354,537	—	—
✧✧LVIP State Street Small-Cap Index Fund	7,436,177	59,456	1,062,737	226,088	1,324,729	7,983,713	187,328	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	8,837,642	787,890	566,607	(40,818)	832,910	9,851,017	292,541	—	—
Fixed Income Funds-17.46%@
*Lincoln Bain Capital Total Credit Fund	3,943,606	53,233	—	—	8,209	4,005,048	393,037	53,234	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	3,279,231	57,761	894,767	234	54,124	2,496,583	259,089	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	10,649,540	997,023	887,857	(5,725)	101,290	10,854,271	922,826	—	—
✧✧LVIP JPMorgan Core Bond Fund	41,231,665	4,154,979	2,597,520	(34,230)	297,874	43,052,768	4,299,258	—	—
✧✧LVIP State Street Bond Index Fund	910,480	108,869	82,587	922	4,402	942,086	92,807	—	—
Global Equity Fund-0.33%@
✧✧LVIP BlackRock Real Estate Fund	1,140,208	28,795	115,726	8,469	108,565	1,170,311	135,609	—	—
International Equity Funds-27.55%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,596,623	671,137	684,512	95,012	1,113,095	5,791,355	451,920	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	10,576,345	676,984	690,159	7,956	1,126,107	11,697,233	1,007,340	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	6,502,159	832,525	412,078	(45,780)	(426,611)	6,450,215	361,336	—	—
✧✧LVIP MFS International Growth Fund	20,708,328	1,907,693	1,308,347	(3,890)	(18,565)	21,285,219	1,004,020	—	—
✧✧LVIP Mondrian International Value Fund	23,812,701	919,865	2,689,701	399,136	1,432,914	23,874,915	1,041,890	—	—
✧✧LVIP State Street Emerging Markets Equity Index Fund	9,680,691	78,654	1,729,997	486,235	1,861,961	10,377,544	609,369	—	—
✧✧LVIP State Street International Index Fund	16,974,737	760,844	2,082,761	482,672	1,171,934	17,307,426	1,186,090	—	—
Total	$329,965,416	$17,679,848	$35,973,077	$4,079,821	$24,784,760	$340,536,768		$53,234	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
* Class I shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-15

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.79%@
Equity Funds-79.18%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$35,251,975	$3,196,817	$4,515,328	$78,107	$1,142,090	$35,153,661	700,440	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	5,932,271	1,229,828	492,641	(152,893)	(491,618)	6,024,947	106,977	—	—
✧✧LVIP Channing Small Cap Value Fund	2,751,278	321,552	636,059	132,293	382,162	2,951,226	192,651	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	5,495,347	816,964	740,405	26,536	486,012	6,084,454	335,472	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,424,221	138,775	1,429,116	231,470	1,647,011	9,012,361	500,325	—	—
✧✧LVIP MFS Value Fund	38,851,260	2,420,521	5,269,954	195,092	2,531,554	38,728,473	661,279	—	—
✧✧LVIP State Street Mid-Cap Index Fund	7,815,067	210,123	1,143,440	81,264	1,184,957	8,147,971	539,601	—	—
✧✧LVIP State Street Nasdaq-100 Index Fund	2,353,113	142,535	512,934	181,792	278,725	2,443,231	118,863	—	—
✧✧LVIP State Street S&P 500 Index Fund	54,191,607	1,744,648	7,460,180	1,756,763	3,532,672	53,765,510	1,449,127	—	—
✧✧LVIP State Street Small-Cap Index Fund	7,019,355	115,712	1,189,112	217,825	1,234,683	7,398,463	173,595	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	10,650,867	960,699	902,518	(62,766)	1,002,514	11,648,796	345,929	—	—
✧✧LVIP Wellington SMID Cap Value Fund	16,065,432	567,342	2,861,089	71,615	3,343,456	17,186,756	577,667	—	—
Fixed Income Funds-17.37%@
*Lincoln Bain Capital Total Credit Fund	2,842,572	38,371	—	—	5,917	2,886,860	283,303	38,371	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,372,670	65,237	704,810	3,715	35,338	1,772,150	183,910	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	6,925,523	665,292	780,109	(387)	61,578	6,871,897	584,246	—	—
✧✧LVIP JPMorgan Core Bond Fund	29,618,162	3,013,925	2,471,944	(23,102)	210,038	30,347,079	3,030,465	—	—
✧✧LVIP State Street Bond Index Fund	1,662,503	165,501	165,761	1,217	8,452	1,671,912	164,704	—	—
Global Equity Fund-0.24%@
✧✧LVIP BlackRock Real Estate Fund	589,357	22,574	78,764	5,025	55,151	593,343	68,753	—	—
Total	$238,812,580	$15,836,416	$31,354,164	$2,743,566	$16,650,692	$242,689,090		$38,371	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
* Class I shares.
3. Investments
For the six months ended June 30, 2026, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$17,679,848	$15,836,416
Sales	35,973,077	31,354,164
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$261,185,138	$190,975,621
Aggregate unrealized appreciation of investments and derivatives	$89,763,097	$59,848,756
Aggregate unrealized depreciation of investments and derivatives	(131,178)	(402,332)
Net unrealized appreciation of investments and derivatives	$89,631,919	$59,446,424
LVIP Aggressive Growth Allocation Managed Risk Funds-16

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2026:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$336,531,720	$4,005,048	$—	$340,536,768
Unaffiliated Investment Company	10,136,251	—	—	10,136,251
Total Investments	$346,667,971	$4,005,048	$—	$350,673,019
Derivatives:
Assets:
Futures Contracts	$175,856	$—	$—	$175,856
Liabilities:
Futures Contracts	$(31,818)	$—	$—	$(31,818)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$239,802,230	$2,886,860	$—	$242,689,090
Unaffiliated Investment Company	7,588,778	—	—	7,588,778
Total Investments	$247,391,008	$2,886,860	$—	$250,277,868
Derivatives:
Assets:
Futures Contracts	$144,177	$—	$—	$144,177
There were no Level 3 investments at the beginning or end of the period.
LVIP Aggressive Growth Allocation Managed Risk Funds-17

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	12,270	3,062	6,247	7,265
Service Class	421,558	1,361,718	600,516	2,305,629
Shares reinvested:
Standard Class	—	4,580	—	4,045
Service Class	—	442,543	—	673,314
	433,828	1,811,903	606,763	2,990,253
Shares redeemed:
Standard Class	(33,537)	(21,625)	(9,577)	(28,396)
Service Class	(1,733,328)	(2,918,711)	(1,717,862)	(2,187,496)
	(1,766,865)	(2,940,336)	(1,727,439)	(2,215,892)
Net increase (decrease)	(1,333,037)	(1,128,433)	(1,120,676)	774,361
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, each Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool. The LVIP Global Aggressive Growth Allocation Managed Risk Fund used futures to hedge currency risks associated with the Fund's investments.
LVIP Aggressive Growth Allocation Managed Risk Funds-18

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$175,856	Variation margin due from broker on futures contracts	$(1,472)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(30,346)
Total		$175,856		$(31,818)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$942,011	$186,889
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(25,285)	(42,329)
Total		$916,726	$144,560
Fair values of derivative instruments as of June 30, 2026 were as follows:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$144,177	Variation margin due from broker on futures contracts	$—

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$672,484	$199,714
LVIP Aggressive Growth Allocation Managed Risk Funds-19

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2026.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$12,718,100
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	7,899,233
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-20

LVIP AllianceBernstein Large Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP AllianceBernstein Large Cap Growth Fund

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.03%
Aerospace & Defense–1.98%
General Electric Co.	85,257	$31,863,099
		31,863,099
Automobiles–0.66%
Ferrari NV	28,318	10,542,508
		10,542,508
Beverages–2.67%
†Celsius Holdings, Inc.	233,849	6,847,099
†Monster Beverage Corp.	374,153	35,963,586
		42,810,685
Biotechnology–1.55%
†Argenx SE ADR	5,801	5,381,994
†Genmab AS ADR	157,566	4,328,338
†Vertex Pharmaceuticals, Inc.	30,598	15,198,944
		24,909,276
Broadline Retail–2.89%
†Amazon.com, Inc.	194,718	46,409,088
		46,409,088
Building Products–0.97%
Trane Technologies PLC	22,630	11,114,951
†Trex Co., Inc.	88,067	4,406,872
		15,521,823
Capital Markets–0.63%
Cboe Global Markets, Inc.	41,486	10,067,408
		10,067,408
Chemicals–1.00%
Sherwin-Williams Co.	46,662	16,066,660
		16,066,660
Communications Equipment–0.61%
Motorola Solutions, Inc.	23,437	9,733,152
		9,733,152
Construction & Engineering–0.43%
Quanta Services, Inc.	9,558	6,882,142
		6,882,142
Consumer Staples Distribution & Retail–1.77%
Costco Wholesale Corp.	30,462	28,496,287
		28,496,287
Diversified Telecommunication Services–0.00%
=†πMagic Leap, Inc. Class A	4,690	0
		0
Electrical Equipment–0.75%
Eaton Corp. PLC	28,391	12,097,973
		12,097,973
Entertainment–2.24%
†Netflix, Inc.	503,169	35,926,267
		35,926,267
Financial Services–4.32%
†Toast, Inc. Class A	239,590	6,665,394
Visa, Inc. Class A	182,759	62,702,785
		69,368,179
Ground Transportation–0.84%
†Saia, Inc.	32,050	13,498,178
		13,498,178
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–3.05%
†Dexcom, Inc.	140,973	$9,494,531
†Edwards Lifesciences Corp.	58,535	5,295,076
†Intuitive Surgical, Inc.	49,682	19,757,538
Stryker Corp.	45,645	14,370,872
		48,918,017
Health Care Providers & Services–1.95%
McKesson Corp.	16,089	12,156,848
UnitedHealth Group, Inc.	46,165	19,187,559
		31,344,407
Health Care Technology–0.85%
†Veeva Systems, Inc. Class A	77,157	13,693,053
		13,693,053
Hotels, Restaurants & Leisure–1.51%
†Cava Group, Inc.	88,830	6,971,379
†Chipotle Mexican Grill, Inc.	234,794	7,982,996
Texas Roadhouse, Inc.	48,266	9,326,439
		24,280,814
Household Durables–0.45%
Garmin Ltd.	30,486	7,241,644
		7,241,644
Insurance–0.68%
Progressive Corp.	49,938	10,908,956
		10,908,956
Interactive Media & Services–14.10%
Alphabet, Inc. Class C	413,390	146,063,089
Meta Platforms, Inc. Class A	124,321	70,028,776
†Reddit, Inc. Class A	60,136	10,438,407
		226,530,272
IT Services–0.78%
†Shopify, Inc. Class A	109,140	12,461,605
		12,461,605
Life Sciences Tools & Services–1.34%
†Mettler-Toledo International, Inc.	9,483	12,114,628
†Waters Corp.	25,132	9,425,505
		21,540,133
Machinery–0.56%
ITT, Inc.	45,529	9,003,815
		9,003,815
Metals & Mining–0.02%
=†πCelonis SE	2,137	256,568
		256,568
Pharmaceuticals–3.28%
Eli Lilly & Co.	43,957	52,723,345
		52,723,345
Professional Services–1.35%
Broadridge Financial Solutions, Inc.	44,269	6,062,640
Verisk Analytics, Inc.	87,238	15,661,838
		21,724,478
Semiconductors & Semiconductor Equipment–29.64%
†Advanced Micro Devices, Inc.	44,526	25,865,599
Applied Materials, Inc.	38,334	27,715,482
ASML Holding NV	11,627	23,131,219
LVIP AllianceBernstein Large Cap Growth Fund-1

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Astera Labs, Inc.	23,383	$11,294,457
Broadcom, Inc.	234,200	88,469,050
KLA Corp.	87,732	26,469,622
Micron Technology, Inc.	26,172	30,210,078
NVIDIA Corp.	802,805	160,633,252
QUALCOMM, Inc.	26,779	4,948,491
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	91,566	43,729,174
Texas Instruments, Inc.	112,816	33,627,065
		476,093,489
Software–7.35%
†AppLovin Corp. Class A	25,743	13,263,566
†Cadence Design Systems, Inc.	65,653	24,640,884
=†πEpic Games, Inc.	6,539	2,882,718
†Manhattan Associates, Inc.	36,324	5,058,117
Microsoft Corp.	180,609	67,370,769
†Procore Technologies, Inc.	117,136	4,758,065
		117,974,119
Specialty Retail–2.96%
Home Depot, Inc.	71,933	25,369,330
TJX Cos., Inc.	146,659	22,218,839
		47,588,169
Technology Hardware, Storage & Peripherals–4.04%
Apple, Inc.	224,365	64,922,256
		64,922,256
Trading Companies & Distributors–0.81%
United Rentals, Inc.	11,470	12,994,248
		12,994,248
Total Common Stock (Cost $818,610,625)		1,574,392,113
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–0.79%
=†πCelonis SE Series D	6,459	$775,468
=†πNuro, Inc. Series C	189,324	2,858,792
=†πNuro, Inc. Series D	41,493	634,428
=†πRappi, Inc. Series E	36,866	655,109
=†πRedwood Materials, Inc. Series C	40,061	1,885,671
=†πRedwood Materials, Inc. Series D	41,085	1,933,871
=†πSila Nanotechnologies, Inc. Series F	35,141	529,575
=†πWaymo LLC Series A-2	17,257	3,383,580
Total Convertible Preferred Stocks (Cost $14,703,541)		12,656,494

MONEY MARKET FUND–1.26%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	20,197,873	20,197,873
Total Money Market Fund (Cost $20,197,873)		20,197,873

TOTAL INVESTMENTS–100.08% (Cost $853,512,039)	1,607,246,480
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(1,295,527)
NET ASSETS APPLICABLE TO 32,637,355 SHARES OUTSTANDING–100.00%	$1,605,950,953
NET ASSET VALUE PER SHARE–LVIP ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND STANDARD CLASS ($1,231,923,716 / 24,545,966 Shares)	$50.188
NET ASSET VALUE PER SHARE–LVIP ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND SERVICE CLASS ($374,027,237 / 8,091,389 Shares)	$46.225
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$625,575,043
Distributable earnings/(accumulated loss)	980,375,910
TOTAL NET ASSETS	$1,605,950,953

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP AllianceBernstein Large Cap Growth Fund-2

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets (continued)
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $15,795,780, which represented 0.98% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Celonis SE	6/17/2021	$790,241	$256,568
Celonis SE Series D	6/17/2021	2,388,489	775,468
Epic Games, Inc.	6/18/2020	4,238,405	2,882,718
Magic Leap, Inc. Class A	9/20/2021	2,280,091	0
Nuro, Inc. Series C	10/30/2020	2,471,549	2,858,792
Nuro, Inc. Series D	10/29/2021	864,951	634,428
Rappi, Inc. Series E	9/8/2020	2,202,598	655,109
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	1,885,671
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	1,933,871
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,368	529,575
Waymo LLC Series A-2	5/8/2020	1,481,810	3,383,580
Total		$22,012,278	$15,795,780

★Includes $1,282,936 payable for securities purchased, $743,292 payable for fund shares redeemed, $30,016 other accrued expenses payable,
$856,921 due to manager and affiliates, $21,404 payable for audit fee and $83,341 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-3

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $67,712)	$5,325,018
EXPENSES:
Management fees	4,961,872
Distribution fees-Service Class	459,005
Shareholder servicing fees	229,038
Accounting and administration expenses	102,123
Professional fees	41,631
Trustees’ fees and expenses	22,885
Reports and statements to shareholders	13,637
Custodian fees	6,361
Consulting fees	6,122
Pricing fees	3,286
Other	33,561
5,879,521
Less:
Management fees waived	(513,362)
Total operating expenses	5,366,159
NET INVESTMENT LOSS	(41,141)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	106,006,009
Net change in unrealized appreciation (depreciation) of:
Investments	(53,040,110)
Foreign currencies	(204)
Net change in unrealized appreciation (depreciation)	(53,040,314)
NET REALIZED AND UNREALIZED GAIN	52,965,695
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,924,554
See accompanying notes, which are an integral part of the financial statements.

LVIP AllianceBernstein Large Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(41,141)	$(2,504,988)
Net realized gain	106,006,009	127,895,759
Net change in unrealized appreciation (depreciation)	(53,040,314)	78,690,970
Net increase in net assets resulting from operations	52,924,554	204,081,741
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(410,908,466)
Service Class	—	(137,156,563)
	—	(548,065,029)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	96,280,490	104,272,947
Service Class	16,513,055	23,948,460
Reinvestment of dividends and distributions:
Standard Class	—	410,908,466
Service Class	—	137,156,563
	112,793,545	676,286,436
Cost of shares redeemed:
Standard Class	(130,133,538)	(275,219,201)
Service Class	(35,087,179)	(84,187,964)
	(165,220,717)	(359,407,165)
Increase (decrease) in net assets derived from capital share transactions	(52,427,172)	316,879,271
NET INCREASE (DECREASE) IN NET ASSETS	497,382	(27,104,017)
NET ASSETS:
Beginning of period	1,605,453,571	1,632,557,588
End of period	$1,605,950,953	$1,605,453,571
See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-4

LVIP AllianceBernstein Large Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP AllianceBernstein Large Cap Growth Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$48.632	$63.767	$51.096	$34.921	$72.325	$64.603
Income (loss) from investment operations:
Net investment income (loss)[2]	0.013	(0.059)	(0.063)	(0.063)	(0.123)	(0.245)
Net realized and unrealized gain (loss)	1.543	8.708	13.302	16.238	(28.898)	13.460
Total from investment operations	1.556	8.649	13.239	16.175	(29.021)	13.215
Less dividends and distributions from:
Net realized gain	—	(23.784)	(0.568)	—	(8.383)	(5.493)
Total dividends and distributions	—	(23.784)	(0.568)	—	(8.383)	(5.493)
Net asset value, end of period	$50.188	$48.632	$63.767	$51.096	$34.921	$72.325
Total return[3]	3.20%	14.00%	25.93%	46.32%	(40.72% )	20.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,231,924	$1,224,363	$1,240,481	$1,163,390	$1,020,107	$1,354,421
Ratio of expenses to average net assets	0.62%	0.63%	0.64%	0.68%	0.67%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.70%	0.70%	0.70%	0.69%	0.68%
Ratio of net investment income (loss) to average net assets	0.05%	(0.10% )	(0.10% )	(0.14% )	(0.26% )	(0.34% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.02% )	(0.17% )	(0.16% )	(0.16% )	(0.28% )	(0.36% )
Portfolio turnover	27%	50%	81%	31%	33%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-5

LVIP AllianceBernstein Large Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP AllianceBernstein Large Cap Growth Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$44.847	$60.584	$48.690	$33.360	$69.858	$62.709
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.043)	(0.195)	(0.201)	(0.165)	(0.237)	(0.411)
Net realized and unrealized gain (loss)	1.421	8.242	12.663	15.495	(27.878)	13.053
Total from investment operations	1.378	8.047	12.462	15.330	(28.115)	12.642
Less dividends and distributions from:
Net realized gain	—	(23.784)	(0.568)	—	(8.383)	(5.493)
Total dividends and distributions	—	(23.784)	(0.568)	—	(8.383)	(5.493)
Net asset value, end of period	$46.225	$44.847	$60.584	$48.690	$33.360	$69.858
Total return[3]	3.07%	13.72%	25.62%	45.95%	(40.87% )	20.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$374,027	$381,091	$392,077	$370,864	$288,106	$492,319
Ratio of expenses to average net assets	0.87%	0.88%	0.89%	0.93%	0.92%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.95%	0.95%	0.95%	0.94%	0.93%
Ratio of net investment loss to average net assets	(0.20% )	(0.35% )	(0.35% )	(0.39% )	(0.51% )	(0.59% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.27% )	(0.42% )	(0.41% )	(0.41% )	(0.53% )	(0.61% )
Portfolio turnover	27%	50%	81%	31%	33%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-6

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP AllianceBernstein Large Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP AllianceBernstein Large Cap Growth Fund-7

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP AllianceBernstein Large Cap Growth Fund is $1,766 and $1,649 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.80% of the first $50 million of the Fund's average daily net assets; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund's average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.065% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Alliance Bernstein L.P. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$62,740
Legal	10,441
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP AllianceBernstein Large Cap Growth Fund-8

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,378 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$741,774
Distribution fees payable to LFD	76,943
Shareholder servicing fees payable to Lincoln Life	38,204
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2026, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$438,208,434
Sales	490,533,935
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$853,512,039
Aggregate unrealized appreciation of investments	$790,458,312
Aggregate unrealized depreciation of investments	(36,723,871)
Net unrealized appreciation of investments	$753,734,441
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for
LVIP AllianceBernstein Large Cap Growth Fund-9

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$31,863,099	$—	$—	$31,863,099
Automobiles	10,542,508	—	—	10,542,508
Beverages	42,810,685	—	—	42,810,685
Biotechnology	24,909,276	—	—	24,909,276
Broadline Retail	46,409,088	—	—	46,409,088
Building Products	15,521,823	—	—	15,521,823
Capital Markets	10,067,408	—	—	10,067,408
Chemicals	16,066,660	—	—	16,066,660
Communications Equipment	9,733,152	—	—	9,733,152
Construction & Engineering	6,882,142	—	—	6,882,142
Consumer Staples Distribution & Retail	28,496,287	—	—	28,496,287
Diversified Telecommunication Services	—	—	— *	0
Electrical Equipment	12,097,973	—	—	12,097,973
Entertainment	35,926,267	—	—	35,926,267
Financial Services	69,368,179	—	—	69,368,179
Ground Transportation	13,498,178	—	—	13,498,178
Health Care Equipment & Supplies	48,918,017	—	—	48,918,017
Health Care Providers & Services	31,344,407	—	—	31,344,407
Health Care Technology	13,693,053	—	—	13,693,053
Hotels, Restaurants & Leisure	24,280,814	—	—	24,280,814
Household Durables	7,241,644	—	—	7,241,644
Insurance	10,908,956	—	—	10,908,956
Interactive Media & Services	226,530,272	—	—	226,530,272
IT Services	12,461,605	—	—	12,461,605
Life Sciences Tools & Services	21,540,133	—	—	21,540,133
Machinery	9,003,815	—	—	9,003,815
Metals & Mining	—	—	256,568	256,568
Pharmaceuticals	52,723,345	—	—	52,723,345
Professional Services	21,724,478	—	—	21,724,478
Semiconductors & Semiconductor Equipment	476,093,489	—	—	476,093,489
Software	115,091,401	—	2,882,718	117,974,119
Specialty Retail	47,588,169	—	—	47,588,169
Technology Hardware, Storage & Peripherals	64,922,256	—	—	64,922,256
Trading Companies & Distributors	12,994,248	—	—	12,994,248
Convertible Preferred Stocks	—	—	12,656,494	12,656,494
Money Market Fund	20,197,873	—	—	20,197,873
Total Investments	$1,591,450,700	$—	$15,795,780	$1,607,246,480

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
LVIP AllianceBernstein Large Cap Growth Fund-10

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	2,037,948	1,717,399
Service Class	378,650	428,713
Shares reinvested:
Standard Class	—	8,534,070
Service Class	—	3,086,486
	2,416,598	13,766,668
Shares redeemed:
Standard Class	(2,668,052)	(4,528,721)
Service Class	(784,767)	(1,489,287)
	(3,452,819)	(6,018,008)
Net increase (decrease)	(1,036,221)	7,748,660
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual
LVIP AllianceBernstein Large Cap Growth Fund-11

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-12

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.04%
Asset Allocation Fund–10.86%
✧American Funds®– Capital Income Builder	1,141,003	$93,470,947
		93,470,947
Equity Funds–39.92%
✧American Funds®-
American Mutual Fund	1,645,130	105,831,181
Growth Fund of America	1,452,897	128,290,839
Investment Company of America	1,604,359	109,433,314
		343,555,334
Fixed Income Funds–35.42%
✧American Funds®-
Bond Fund of America	23,356,552	262,994,773
High-Income Trust	2,969,452	29,160,016
Inflation Linked Bond Fund	1,327,080	12,633,806
		304,788,595
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.88%
✧American Funds®– Smallcap World Fund	275,801	$24,739,403
		24,739,403
International Equity Funds–10.96%
✧American Funds®-
EuroPacific Growth Fund	1,306,438	83,259,287
New World Fund	101,727	11,054,659
		94,313,946
Total Investment Companies (Cost $706,122,730)		860,868,225

TOTAL INVESTMENTS–100.04% (Cost $706,122,730)	860,868,225
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(354,417)
NET ASSETS APPLICABLE TO 65,136,029 SHARES OUTSTANDING–100.00%	$860,513,808
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($68,199,275 / 5,142,353 Shares)	$13.262
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($792,314,533 / 59,993,676 Shares)	$13.207
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$673,087,409
Distributable earnings/(accumulated loss)	187,426,399
TOTAL NET ASSETS	$860,513,808

✧Class R-6 shares.

★Includes $2,190,969 payable for securities purchased, $234,094 payable for fund shares redeemed, $12,143 other accrued expenses payable,
$394,119 due to manager and affiliates, $11,707 payable for audit fee and $6,302 payable for fund accounting fee as of June 30, 2026.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-1

LVIP American Growth Allocation Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.04%
Asset Allocation Fund–5.91%
✧American Funds®– Capital Income Builder	680,021	$55,707,341
		55,707,341
Equity Funds–45.88%
✧American Funds®-
American Mutual Fund	2,205,559	141,883,620
Growth Fund of America	1,784,703	157,589,284
Investment Company of America	1,953,884	133,274,419
		432,747,323
Fixed Income Funds–26.55%
✧American Funds®-
Bond Fund of America	18,808,258	211,780,978
High-Income Trust	2,608,838	25,618,789
Inflation Linked Bond Fund	1,372,655	13,067,677
		250,467,444
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.39%
✧American Funds®– Smallcap World Fund	356,121	$31,944,014
		31,944,014
International Equity Funds–18.31%
✧American Funds®-
EuroPacific Growth Fund	2,558,641	163,062,211
New World Fund	88,909	9,661,718
		172,723,929
Total Investment Companies (Cost $781,025,291)		943,590,051

TOTAL INVESTMENTS–100.04% (Cost $781,025,291)	943,590,051
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(387,952)
NET ASSETS APPLICABLE TO 69,919,066 SHARES OUTSTANDING–100.00%	$943,202,099
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($147,137,171 / 10,864,405 Shares)	$13.543
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($796,064,928 / 59,054,661 Shares)	$13.480
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$727,247,594
Distributable earnings/(accumulated loss)	215,954,505
TOTAL NET ASSETS	$943,202,099

✧Class R-6 shares.

★Includes $939,381 payable for securities purchased, $417,936 payable for fund shares redeemed, $11,940 other accrued expenses payable,
$415,995 due to manager and affiliates, $11,708 payable for audit fee and $6,304 payable for fund accounting fee as of June 30, 2026.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-2

LVIP American Income Allocation Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–10.91%
✧American Funds®– Capital Income Builder	222,600	$18,235,413
		18,235,413
Equity Funds–29.13%
✧American Funds®-
American Mutual Fund	215,122	13,838,791
Growth Fund of America	205,469	18,142,954
Investment Company of America	244,856	16,701,594
		48,683,339
Fixed Income Funds–55.51%
✧American Funds®-
Bond Fund of America	7,472,771	84,143,396
High-Income Trust	572,534	5,622,287
Inflation Linked Bond Fund	315,853	3,006,922
		92,772,605
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.05%
✧American Funds®– Smallcap World Fund	19,564	$1,754,898
		1,754,898
International Equity Funds–3.45%
✧American Funds®-
EuroPacific Growth Fund	67,054	4,273,356
New World Fund	13,809	1,500,583
		5,773,939
Total Investment Companies (Cost $141,455,208)		167,220,194

TOTAL INVESTMENTS–100.05% (Cost $141,455,208)	167,220,194
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(76,791)
NET ASSETS APPLICABLE TO 13,655,383 SHARES OUTSTANDING–100.00%	$167,143,403
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($21,865,071 / 1,781,853 Shares)	$12.271
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($145,278,332 / 11,873,530 Shares)	$12.235
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$141,424,867
Distributable earnings/(accumulated loss)	25,718,536
TOTAL NET ASSETS	$167,143,403

✧Class R-6 shares.

★Includes $347,141 payable for securities purchased, $282,555 payable for fund shares redeemed, $5,099 other accrued expenses payable,
$74,640 due to manager and affiliates, $11,707 payable for audit fee and $6,244 payable for fund accounting fee as of June 30, 2026.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-3

LVIP American Allocation Funds
Statements of Operations
Six Months Ended June 30, 2026 (unaudited)
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends	$9,407,591	$8,061,244	$2,480,524
EXPENSES:
Distribution fees-Service Class	1,359,888	1,357,696	254,178
Management fees	1,051,910	1,137,972	207,325
Shareholder servicing fees	122,022	132,005	24,050
Accounting and administration expenses	53,313	56,356	21,452
Professional fees	23,912	24,553	17,208
Trustees’ fees and expenses	12,135	13,018	2,406
Reports and statements to shareholders	7,161	7,980	4,750
Custodian fees	3,483	3,406	2,456
Consulting fees	2,526	2,557	2,288
Pricing fees	894	919	181
Other	9,208	9,637	2,885
	2,646,452	2,746,099	539,179
Less:
Management fees waived	(168,305)	(159,316)	(33,172)
Total operating expenses	2,478,147	2,586,783	506,007
NET INVESTMENT INCOME	6,929,444	5,474,461	1,974,517
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,138,722	1,204,578	(6,073)
Distributions from unaffiliated investment companies	4,874,691	9,357,926	278,185
Net change in unrealized appreciation (depreciation) of investments	39,673,647	49,849,935	4,683,391
NET REALIZED AND UNREALIZED GAIN	45,687,060	60,412,439	4,955,503
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,616,504	$65,886,900	$6,930,020
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-4

LVIP American Allocation Funds
Statements of Changes in Net Assets
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,929,444	$19,065,816	$5,474,461	$17,935,061	$1,974,517	$4,765,360
Net realized gain	6,013,413	39,059,547	10,562,504	54,676,072	272,112	4,442,053
Net change in unrealized appreciation (depreciation)	39,673,647	59,017,952	49,849,935	60,673,805	4,683,391	10,243,456
Net increase in net assets resulting from operations	52,616,504	117,143,315	65,886,900	133,284,938	6,930,020	19,450,869
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,563,917)	—	(7,523,830)	—	(1,015,029)
Service Class	—	(42,943,445)	—	(45,874,905)	—	(7,073,392)
	—	(46,507,362)	—	(53,398,735)	—	(8,088,421)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,623,191	12,692,916	11,719,585	24,702,325	1,174,894	2,595,631
Service Class	40,713,480	53,350,826	43,397,485	69,188,070	5,490,940	11,683,900
Reinvestment of dividends and distributions:
Standard Class	—	3,563,917	—	7,523,830	—	1,015,029
Service Class	—	42,943,445	—	45,874,905	—	7,073,392
	47,336,671	112,551,104	55,117,070	147,289,130	6,665,834	22,367,952
Cost of shares redeemed:
Standard Class	(5,753,259)	(8,406,518)	(2,666,114)	(4,757,993)	(539,477)	(2,183,507)
Service Class	(83,264,765)	(142,178,873)	(84,959,141)	(138,171,000)	(15,547,980)	(34,663,454)
	(89,018,024)	(150,585,391)	(87,625,255)	(142,928,993)	(16,087,457)	(36,846,961)
Increase (decrease) in net assets derived from capital share transactions	(41,681,353)	(38,034,287)	(32,508,185)	4,360,137	(9,421,623)	(14,479,009)
NET INCREASE (DECREASE) IN NET ASSETS	10,935,151	32,601,666	33,378,715	84,246,340	(2,491,603)	(3,116,561)
NET ASSETS:
Beginning of period	849,578,657	816,976,991	909,823,384	825,577,044	169,635,006	172,751,567
End of period	$860,513,808	$849,578,657	$943,202,099	$909,823,384	$167,143,403	$169,635,006
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-5

LVIP American Balanced Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.447	$11.423	$10.556	$12.115	$15.250	$14.451
Income (loss) from investment operations:
Net investment income[2]	0.124	0.318	0.272	0.302	0.264	0.234
Net realized and unrealized gain (loss)	0.691	1.441	0.901	1.151	(2.517)	1.294
Total from investment operations	0.815	1.759	1.173	1.453	(2.253)	1.528
Less dividends and distributions from:
Net investment income	—	(0.292)	(0.288)	(0.268)	(0.262)	(0.373)
Net realized gain	—	(0.443)	(0.018)	(2.711)	(0.620)	(0.356)
Return of capital	—	—	—	(0.033)	—	—
Total dividends and distributions	—	(0.735)	(0.306)	(3.012)	(0.882)	(0.729)
Net asset value, end of period	$13.262	$12.447	$11.423	$10.556	$12.115	$15.250
Total return[3]	6.55%	15.47%	11.12%	13.68%	(14.63% )	10.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,199	$63,135	$50,558	$47,366	$46,216	$56,474
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.27%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	1.97% [5]	2.61%	2.42%	2.53%	1.98%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.93% [5]	2.57%	2.38%	2.49%	1.94%	1.49%
Portfolio turnover	7%	17%	20%	18%	81%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-6

LVIP American Balanced Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.416	$11.398	$10.533	$12.103	$15.232	$14.436
Income (loss) from investment operations:
Net investment income[2]	0.102	0.274	0.232	0.259	0.217	0.180
Net realized and unrealized gain (loss)	0.689	1.435	0.898	1.147	(2.512)	1.292
Total from investment operations	0.791	1.709	1.130	1.406	(2.295)	1.472
Less dividends and distributions from:
Net investment income	—	(0.248)	(0.247)	(0.232)	(0.214)	(0.320)
Net realized gain	—	(0.443)	(0.018)	(2.711)	(0.620)	(0.356)
Return of capital	—	—	—	(0.033)	—	—
Total dividends and distributions	—	(0.691)	(0.265)	(2.976)	(0.834)	(0.676)
Net asset value, end of period	$13.207	$12.416	$11.398	$10.533	$12.103	$15.232
Total return[3]	6.37%	15.07%	10.74%	13.27%	(14.92% )	10.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$792,315	$786,443	$766,419	$773,090	$756,462	$977,768
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.62%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	1.62% [5]	2.26%	2.07%	2.18%	1.63%	1.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.58% [5]	2.22%	2.03%	2.14%	1.59%	1.14%
Portfolio turnover	7%	17%	20%	18%	81%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-7

LVIP American Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.593	$11.449	$10.467	$12.453	$15.828	$14.945
Income (loss) from investment operations:
Net investment income[2]	0.096	0.291	0.237	0.277	0.233	0.229
Net realized and unrealized gain (loss)	0.854	1.651	1.020	1.325	(2.740)	1.393
Total from investment operations	0.950	1.942	1.257	1.602	(2.507)	1.622
Less dividends and distributions from:
Net investment income	—	(0.233)	(0.249)	(0.258)	(0.214)	(0.345)
Net realized gain	—	(0.565)	(0.026)	(3.308)	(0.654)	(0.394)
Return of capital	—	—	—	(0.022)	—	—
Total dividends and distributions	—	(0.798)	(0.275)	(3.588)	(0.868)	(0.739)
Net asset value, end of period	$13.543	$12.593	$11.449	$10.467	$12.453	$15.828
Total return[3]	7.54%	17.07%	12.01%	14.95%	(15.66% )	10.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$147,137	$128,009	$90,819	$65,735	$38,766	$29,845
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.27%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	1.50% [5]	2.38%	2.11%	2.33%	1.72%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46% [5]	2.34%	2.07%	2.29%	1.68%	1.40%
Portfolio turnover	7%	19%	21%	19%	85%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-8

LVIP American Growth Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.556	$11.420	$10.441	$12.439	$15.809	$14.928
Income (loss) from investment operations:
Net investment income[2]	0.073	0.247	0.196	0.238	0.187	0.173
Net realized and unrealized gain (loss)	0.851	1.644	1.016	1.315	(2.738)	1.391
Total from investment operations	0.924	1.891	1.212	1.553	(2.551)	1.564
Less dividends and distributions from:
Net investment income	—	(0.190)	(0.207)	(0.221)	(0.165)	(0.289)
Net realized gain	—	(0.565)	(0.026)	(3.308)	(0.654)	(0.394)
Return of capital	—	—	—	(0.022)	—	—
Total dividends and distributions	—	(0.755)	(0.233)	(3.551)	(0.819)	(0.683)
Net asset value, end of period	$13.480	$12.556	$11.420	$10.441	$12.439	$15.809
Total return[3]	7.36%	16.67%	11.61%	14.55%	(15.96% )	10.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$796,065	$781,815	$734,758	$737,807	$724,801	$949,809
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.62%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	1.15% [5]	2.03%	1.76%	1.98%	1.37%	1.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.11% [5]	1.99%	1.72%	1.94%	1.33%	1.05%
Portfolio turnover	7%	19%	21%	19%	85%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-9

LVIP American Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.751	$10.988	$10.446	$10.585	$13.143	$12.804
Income (loss) from investment operations:
Net investment income[2]	0.159	0.361	0.339	0.301	0.261	0.198
Net realized and unrealized gain (loss)	0.361	1.015	0.545	0.779	(2.036)	0.745
Total from investment operations	0.520	1.376	0.884	1.080	(1.775)	0.943
Less dividends and distributions from:
Net investment income	—	(0.373)	(0.342)	(0.303)	(0.275)	(0.409)
Net realized gain	—	(0.240)	—	(0.903)	(0.508)	(0.195)
Return of capital	—	—	—	(0.013)	—	—
Total dividends and distributions	—	(0.613)	(0.342)	(1.219)	(0.783)	(0.604)
Net asset value, end of period	$12.271	$11.751	$10.988	$10.446	$10.585	$13.143
Total return[3]	4.43%	12.56%	8.48%	10.77%	(13.39% )	7.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,865	$20,321	$17,670	$14,561	$12,139	$12,452
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.30%	0.30%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.34%	0.34%	0.34%	0.34%	0.34%	0.33%
Ratio of net investment income to average net assets	2.69% [5]	3.12%	3.10%	2.81%	2.25%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.65% [5]	3.08%	3.06%	2.77%	2.21%	1.44%
Portfolio turnover	6%	17%	24%	24%	91%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-10

LVIP American Income Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.737	$10.976	$10.434	$10.576	$13.130	$12.793
Income (loss) from investment operations:
Net investment income[2]	0.138	0.320	0.300	0.263	0.221	0.151
Net realized and unrealized gain (loss)	0.360	1.012	0.543	0.776	(2.034)	0.743
Total from investment operations	0.498	1.332	0.843	1.039	(1.813)	0.894
Less dividends and distributions from:
Net investment income	—	(0.331)	(0.301)	(0.265)	(0.233)	(0.362)
Net realized gain	—	(0.240)	—	(0.903)	(0.508)	(0.195)
Return of capital	—	—	—	(0.013)	—	—
Total dividends and distributions	—	(0.571)	(0.301)	(1.181)	(0.741)	(0.557)
Net asset value, end of period	$12.235	$11.737	$10.976	$10.434	$10.576	$13.130
Total return[3]	4.24%	12.16%	8.09%	10.40%	(13.70% )	7.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,278	$149,314	$155,082	$162,017	$163,849	$212,910
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.69%	0.69%	0.69%	0.69%	0.69%	0.68%
Ratio of net investment income to average net assets	2.34% [5]	2.77%	2.75%	2.46%	1.90%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.30% [5]	2.73%	2.71%	2.42%	1.86%	1.09%
Portfolio turnover	6%	17%	24%	24%	91%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-11

LVIP American Allocation Funds
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Allocation Funds-12

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount for the LVIP American Growth Allocation Fund is 0.035% of the Fund's average daily net assets. The waiver amount for the LVIP American Balanced Allocation Fund and LVIP American Income Allocation Fund  is 0.04% of each Fund’s average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$33,391	$35,964	$6,601
Legal	5,555	5,983	1,098
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2026, these fees were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$1,913	$2,623	$851
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, each Fund had liabilities payable to affiliates as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LFI	$147,430	$165,604	$28,813
Distribution fees payable to LFD	226,330	228,054	41,848
Shareholder servicing fees payable to Lincoln Life	20,359	22,337	3,979
LVIP American Allocation Funds-13

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$58,323,406	$62,142,776	$9,393,676
Sales	88,177,148	79,796,971	16,559,262
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$706,122,730	$781,025,291	$141,455,208
Aggregate unrealized appreciation of investments	$159,410,886	$167,352,640	$27,206,671
Aggregate unrealized depreciation of investments	(4,665,391)	(4,787,880)	(1,441,685)
Net unrealized appreciation of investments	$154,745,495	$162,564,760	$25,764,986
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Allocation Funds-14

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2026:
Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:
Assets:
Investment Companies	$860,868,225	$943,590,051	$167,220,194
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	521,700	1,049,236	904,229	2,015,375	97,982	225,555
Service Class	3,199,492	4,409,462	3,351,984	5,657,005	460,248	1,013,148
Shares reinvested:
Standard Class	—	285,625	—	598,934	—	85,845
Service Class	—	3,455,299	—	3,670,459	—	599,255
	3,721,192	9,199,622	4,256,213	11,941,773	558,230	1,923,803
Shares redeemed:
Standard Class	(451,815)	(688,445)	(205,247)	(381,376)	(45,395)	(190,215)
Service Class	(6,547,143)	(11,765,173)	(6,564,528)	(11,397,250)	(1,307,990)	(3,019,738)
	(6,998,958)	(12,453,618)	(6,769,775)	(11,778,626)	(1,353,385)	(3,209,953)
Net increase (decrease)	(3,277,766)	(3,253,996)	(2,513,562)	163,147	(795,155)	(1,286,150)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP American Allocation Funds-15

LVIP American Allocation Funds
Notes to Financial Statements (continued)
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Allocation Funds-16

LVIP American Century Balanced Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Century Balanced Fund

LVIP American Century Balanced Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–8.06%
Federal Home Loan Mortgage Corp.
2.00% 8/1/51	499,525	$402,616
2.50% 5/1/51	581,884	491,423
2.50% 8/1/51	760,533	640,192
3.00% 1/1/50	499,509	435,872
3.00% 7/1/51	277,529	244,280
3.00% 12/1/51	416,295	364,399
3.00% 2/1/52	259,308	229,192
3.00% 6/1/52	203,279	179,511
3.50% 2/1/49	737,359	673,511
3.50% 5/1/50	91,107	83,427
3.50% 5/1/51	384,001	351,570
3.50% 5/1/52	344,281	315,496
4.00% 5/1/52	776,249	729,184
4.00% 6/1/52	1,017,566	956,769
4.50% 8/1/52	112,615	109,224
4.50% 10/1/52	1,068,997	1,030,653
5.00% 7/1/52	180,300	179,591
5.50% 11/1/52	119,828	121,329
5.50% 11/1/55	473,295	475,297
5.50% 1/1/56	471,997	474,182
Federal National Mortgage Association
2.00% 3/1/52	867,343	705,504
2.50% 6/1/50	493,310	417,165
2.50% 2/1/51	781,866	665,448
2.50% 12/1/51	526,035	446,823
2.50% 2/1/52	181,159	153,508
2.50% 7/1/52	243,775	205,055
3.00% 6/1/51	39,418	35,193
3.00% 2/1/52	1,120,019	988,900
3.00% 3/1/52	449,010	396,985
3.00% 4/1/52	159,118	140,640
3.00% 5/1/52	318,864	282,329
3.50% 5/1/52	601,284	546,378
3.50% 6/1/52	488,839	445,965
4.00% 4/1/52	713,774	670,985
4.00% 5/1/52	952,532	890,859
4.50% 7/1/52	410,166	396,127
4.50% 9/1/52	244,797	237,481
4.50% 4/1/54	1,339,506	1,291,786
5.00% 9/1/52	273,608	272,292
5.00% 10/1/52	940,669	932,210
5.00% 1/1/53	759,101	752,793
5.50% 1/1/53	1,613,146	1,629,037
5.50% 3/1/54	1,021,509	1,029,848
5.50% 12/1/55	3,221,224	3,233,434
Government National Mortgage Association
3.00% 5/20/50	161,045	143,160
3.00% 7/20/50	425,955	378,733
3.00% 7/20/51	400,118	355,640
3.50% 6/20/51	388,713	354,973
4.00% 9/20/52	1,138,988	1,070,727
4.50% 1/15/40	8,313	8,224
5.00% 12/20/54	525,118	520,076
6.50% 5/15/28	256	258
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
7.00% 5/15/31	2,776	$2,869
7.50% 8/15/26	5	5
Government National Mortgage Association, TBA 5.00% 7/20/56	668,000	658,516
Uniform Mortgage-Backed Security, TBA
5.00% 7/1/56	2,684,000	2,637,035
5.50% 7/1/56	1,047,000	1,050,345
Total Agency Mortgage-Backed Securities (Cost $33,163,140)		32,435,024
AGENCY OBLIGATION–0.19%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	700,000	772,475
Total Agency Obligation (Cost $780,913)		772,475
ΔCORPORATE BONDS–10.58%
Canada–0.63%
Antares Holdings LP 6.35% 10/23/29	250,000	249,117
μBank of Montreal 5.30% 6/2/37	230,000	230,219
μBank of Nova Scotia
4.90% 6/5/32	180,000	179,537
8.00% 1/27/84	430,000	453,641
Cenovus Energy, Inc. 5.40% 3/20/36	107,000	106,000
μEnbridge, Inc. 6.00% 1/15/77	360,000	360,698
Gildan Activewear, Inc.
4.70% 10/7/30	125,000	122,673
5.40% 10/7/35	170,000	165,020
Hydro One, Inc. 4.75% 5/30/31	311,000	311,591
μToronto-Dominion Bank 8.13% 10/31/82	201,000	207,798
μTranscanada Trust 5.30% 3/15/77	140,000	139,499
		2,525,793
France–0.32%
μBNP Paribas SA 8.50% 8/14/28	400,000	421,812
μBPCE SA 3.65% 1/14/37	250,000	225,463
μCredit Agricole SA 4.75% 3/23/29	200,000	194,129
μSociete Generale SA
9.38% 11/22/27	200,000	210,369
10.00% 11/14/28	215,000	234,634
		1,286,407
LVIP American Century Balanced Fund-1

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany–0.05%
μAllianz SE 6.35% 9/6/53	200,000	$208,817
		208,817
Ireland–0.04%
Avolon Holdings Funding Ltd. 4.85% 4/1/33	179,000	173,269
		173,269
Italy–0.16%
Eni SpA
5.25% 5/18/36	200,000	196,685
6.00% 5/18/56	200,000	197,409
μIntesa Sanpaolo SpA 6.01% 6/29/37	250,000	251,669
		645,763
Japan–0.05%
Kioxia Holdings Corp. 6.25% 7/24/30	200,000	206,314
		206,314
Luxembourg–0.04%
ArcelorMittal SA 5.38% 5/19/36	177,000	175,463
		175,463
Mexico–0.10%
Fibra SOMA Trust F/6185 7.13% 5/28/36	200,000	198,836
Trust 2401 7.70% 1/23/32	200,000	212,974
		411,810
Netherlands–0.24%
μABN AMRO Bank NV 3.32% 3/13/37	200,000	179,929
μING Groep NV
4.88% 5/16/29	400,000	387,103
7.50% 5/16/28	400,000	412,582
		979,614
Spain–0.05%
μBanco Bilbao Vizcaya Argentaria SA 6.13% 11/16/27	200,000	200,866
		200,866
Sweden–0.31%
μSkandinaviska Enskilda Banken AB 6.88% 6/30/27	400,000	407,264
μSvenska Handelsbanken AB 4.38% 3/1/27	400,000	397,630
μSwedbank AB 7.75% 3/17/30	400,000	422,465
		1,227,359
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Switzerland–0.06%
μUBS Group AG 9.25% 11/13/28	205,000	$220,652
		220,652
United Kingdom–0.43%
HBOS PLC 6.00% 11/1/33	211,000	217,825
HSBC Holdings PLC
μ6.50% 3/23/28	285,000	288,307
6.50% 9/15/37	366,000	395,654
μ6.88% 9/11/29	200,000	204,940
μLloyds Banking Group PLC 8.00% 9/27/29	342,000	364,028
μNationwide Building Society 4.13% 10/18/32	250,000	246,876
		1,717,630
United States–8.10%
Abbott Laboratories
4.65% 3/15/36	220,000	213,604
5.50% 3/15/56	165,000	161,594
Aircastle Ltd. 6.50% 7/18/28	200,000	205,874
Allison Transmission, Inc. 5.88% 12/1/33	110,000	109,659
Alphabet, Inc.
4.80% 2/15/36	190,000	186,779
5.65% 2/15/56	175,000	172,675
Amazon.com, Inc.
4.55% 3/13/33	185,000	181,986
4.88% 3/13/36	150,000	147,660
Amgen, Inc. 5.65% 3/2/53	185,000	180,061
AppLovin Corp. 5.38% 12/1/31	179,000	181,497
AT&T, Inc. 6.20% 10/30/56	148,000	146,296
Athene Global Funding 5.53% 7/11/31	120,000	121,019
Atlas Warehouse Lending Co. LP
5.25% 1/15/33	250,000	246,255
6.25% 1/15/30	390,000	401,729
Baltimore Gas & Electric Co. 6.05% 6/1/56	153,000	157,846
μBank of America Corp.
5.49% 4/23/37	440,000	438,259
5.51% 1/24/36	145,000	148,068
Baxter International, Inc.
4.90% 12/15/30	140,000	138,965
5.65% 12/15/35	80,000	79,354
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5.40% 6/3/31	200,000	202,400
Beacon Point DC LLC 6.13% 11/30/42	175,000	176,503
Beignet Investor LLC 6.58% 5/30/49	213,000	217,293
LVIP American Century Balanced Fund-2

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Blackstone Private Credit Fund 5.95% 7/16/29	199,000	$199,073
Blue Owl Capital Corp. 3.40% 7/15/26	220,000	219,844
Blue Owl Credit Income Corp. 7.75% 9/16/27	210,000	214,532
Boeing Co. 5.71% 5/1/40	90,000	91,516
Boston Properties LP 5.75% 1/15/35	210,000	212,000
μCapital One Financial Corp.
2.36% 7/29/32	170,000	147,573
3.95% 9/1/26	390,000	388,791
4.72% 1/30/32	185,000	182,509
5.40% 1/30/37	158,000	155,924
Carnival Corp. Ltd.
4.00% 8/1/28	235,000	230,655
5.13% 5/1/29	84,000	83,870
CBRE Services, Inc. 5.25% 6/1/36	160,000	157,776
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75% 3/1/30	44,000	41,719
5.00% 2/1/28	154,000	152,071
Cheniere Energy, Inc. 5.20% 7/30/36	74,000	72,863
Chpe LLC 5.10% 6/30/33	73,000	72,808
μCitigroup, Inc.
5.61% 3/4/56	75,000	73,397
7.63% 11/15/28	656,000	681,611
μCMS Energy Corp. 4.75% 6/1/50	281,000	275,351
Columbia Pipelines Holding Co. LLC 5.00% 11/17/32	150,000	148,339
Columbia Pipelines Operating Co. LLC 5.51% 5/15/36	171,000	171,687
Commonwealth Edison Co. 5.95% 6/1/55	163,000	166,023
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60% 1/15/31	185,000	179,955
Cox Communications, Inc. 5.70% 6/15/33	187,000	183,831
Crown Castle, Inc.
2.90% 4/1/41	110,000	80,010
3.25% 1/15/51	95,000	62,626
4.00% 11/15/49	27,000	20,153
4.15% 7/1/50	85,000	65,872
CVS Health Corp.
6.00% 6/1/44	170,000	171,680
μ7.00% 3/10/55	98,000	101,744
Dell International LLC/EMC Corp.
4.75% 7/15/31	40,000	39,759
5.30% 4/1/32	70,000	71,192
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Discovery Communications LLC 3.95% 3/20/28	72,000	$66,038
Dominion Energy, Inc.
μ4.35% 1/15/27	221,000	219,854
5.35% 6/15/36	188,000	188,218
Dresdner Funding Trust I 8.15% 6/30/31	235,000	252,438
Duke Energy Florida LLC 5.95% 11/15/52	90,000	92,282
Duke Energy Progress LLC 5.35% 3/15/53	50,000	47,156
Duke University 3.30% 10/1/46	110,000	80,536
Duke University Health System, Inc. 3.92% 6/1/47	30,000	23,839
Eagle Materials, Inc. 5.00% 3/15/36	160,000	154,750
Ecolab, Inc.
5.15% 6/15/33	225,000	228,100
5.35% 6/15/36	175,000	177,995
Energy Transfer LP
5.95% 5/15/54	155,000	148,357
6.13% 12/15/45	140,000	139,115
μ6.63% 2/15/28	326,000	328,614
μEnterprise Products Operating LLC
5.25% 8/16/77	380,000	378,517
5.38% 2/15/78	229,000	228,182
Equinix Europe 2 Financing Corp. LLC 4.70% 3/15/33	175,000	170,560
Essential Properties LP 5.38% 7/15/36	235,000	231,868
Expand Energy Corp. 5.38% 3/15/30	215,000	215,780
Experian Finance U.S., Inc. 5.35% 8/24/36	275,000	273,815
Fedex Freight Holding Co., Inc. 5.25% 3/15/36	223,000	217,205
Flowserve Corp. 5.70% 5/15/36	339,000	340,719
Ford Motor Credit Co. LLC 7.20% 6/10/30	200,000	210,785
Foundry JV Holdco LLC
6.10% 1/25/36	200,000	210,844
6.30% 1/25/39	320,000	339,907
General Motors Financial Co., Inc. 6.15% 7/15/35	90,000	93,789
Glencore Funding LLC 5.51% 4/1/36	185,000	186,088
GLP Capital LP/GLP Financing II, Inc. 5.63% 3/1/36	100,000	97,998
Goldman Sachs BDC, Inc. 5.10% 1/28/29	148,000	144,558
LVIP American Century Balanced Fund-3

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μGoldman Sachs Group, Inc.
5.07% 1/21/37	105,000	$102,517
5.54% 1/21/47	80,000	77,379
5.73% 1/28/56	110,000	108,217
6.48% 10/24/29	145,000	150,410
Goldman Sachs Private Credit Corp. 5.05% 2/23/28	225,000	223,783
Golub Capital BDC, Inc. 7.05% 12/5/28	119,000	122,236
Golub Capital Private Credit Fund 5.45% 8/15/28	150,000	148,319
GXO Logistics, Inc. 6.25% 5/6/29	297,000	307,033
HCA, Inc.
5.30% 5/15/36	380,000	377,458
6.20% 3/1/55	54,000	54,979
HPS Corporate Lending Fund
4.90% 9/11/28	115,000	112,717
5.45% 1/14/28	65,000	64,750
6.25% 9/30/29	65,000	65,441
Hubbell, Inc. 5.15% 6/15/36	100,000	99,558
HUT 8 DC LLC 6.19% 11/15/42	115,000	116,481
Intel Corp.
4.90% 8/5/52	100,000	84,047
5.15% 2/21/34	20,000	20,010
5.30% 5/15/36	185,000	184,075
6.13% 5/15/56	120,000	119,840
International Business Machines Corp. 5.80% 2/3/56	135,000	130,955
Intuit, Inc. 4.95% 6/15/31	220,000	219,995
μJPMorgan Chase & Co.
4.26% 2/22/48	215,000	177,831
4.35% 1/22/32	120,000	117,550
4.41% 4/23/30	235,000	233,001
4.62% 4/23/32	235,000	232,288
5.15% 4/23/37	230,000	228,343
5.77% 4/22/35	272,000	282,911
Kaiser Foundation Hospitals 3.00% 6/1/51	105,000	68,061
Kilroy Realty LP
2.50% 11/15/32	115,000	95,394
3.05% 2/15/30	90,000	83,133
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% 6/15/29	290,000	283,414
7.00% 7/15/31	220,000	228,111
μLiberty Mutual Group, Inc. 4.13% 12/15/51	375,000	372,341
μM&T Bank Corp. 5.13% 11/1/26	275,000	274,172
Maple Parent Holdings Corp. 5.70% 3/26/36	159,000	160,971
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Marriott International, Inc. 5.10% 5/1/38	110,000	$106,083
Mars, Inc. 5.70% 5/1/55	75,000	73,888
Marvell Technology, Inc. 5.30% 4/15/36	175,000	174,112
Massachusetts Institute of Technology 5.62% 6/1/55	40,000	40,836
Medline Borrower LP/Medline Co-Issuer, Inc.
5.00% 6/15/31	190,000	189,087
5.25% 6/15/33	110,000	109,348
6.25% 4/1/29	118,000	120,430
Merck & Co., Inc.
5.20% 5/22/36	175,000	177,170
5.70% 9/15/55	104,000	104,642
5.85% 5/22/56	123,000	125,978
Meta Platforms, Inc.
4.60% 11/15/32	245,000	240,906
5.25% 5/15/36	150,000	148,941
5.50% 11/15/45	80,000	74,234
5.63% 11/15/55	225,000	203,885
MetLife, Inc.
6.40% 12/15/66	347,000	353,553
10.75% 8/1/69	135,000	175,338
MidAmerican Energy Co. 5.85% 9/15/54	396,000	401,526
μMorgan Stanley
4.81% 4/16/32	205,000	203,406
5.52% 11/19/55	10,000	9,658
5.83% 4/19/35	63,000	65,360
6.63% 11/1/34	325,000	352,679
μMorgan Stanley Private Bank NA 4.73% 7/18/31	95,000	94,571
μNextEra Energy Capital Holdings, Inc.
5.65% 5/1/79	227,000	226,468
6.00% 10/1/56	117,000	116,942
NGPL PipeCo LLC 5.60% 8/15/36	109,000	108,399
μNorthern Trust Corp. 3.38% 5/8/32	263,000	259,753
Novant Health, Inc. 3.17% 11/1/51	85,000	56,109
NVIDIA Corp.
4.75% 6/15/33	235,000	234,328
5.55% 6/15/46	180,000	178,663
5.63% 6/15/56	90,000	89,334
Occidental Petroleum Corp. 6.20% 3/15/40	80,000	83,009
Oracle Corp.
4.80% 9/26/32	305,000	290,211
5.20% 9/26/35	171,000	160,091
5.35% 5/4/33	175,000	169,990
5.70% 2/4/36	81,000	78,445
LVIP American Century Balanced Fund-4

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Oracle Corp. (continued)
6.90% 11/9/52	100,000	$95,880
Ovintiv, Inc. 7.10% 7/15/53	140,000	154,728
Pacific Gas & Electric Co. 6.30% 8/15/56	195,000	194,214
Pepperdine University 3.30% 12/1/59	105,000	68,106
Piedmont Operating Partnership LP
2.75% 4/1/32	187,000	160,119
6.88% 7/15/29	197,000	205,623
μPinnacle Bank/Nashville TN 5.96% 1/15/36	250,000	248,139
μPrudential Financial, Inc. 5.70% 9/15/48	455,000	455,887
Rio Grande LNG LLC 5.75% 6/30/36	210,000	209,263
Royal Caribbean Cruises Ltd. 6.00% 2/1/33	85,000	86,198
μSempra 4.13% 4/1/52	328,000	325,240
ServiceNow, Inc.
5.05% 5/15/33	100,000	99,897
5.40% 5/15/36	90,000	89,954
6.30% 5/15/56	89,000	90,687
Southern Co. Gas Capital Corp.
5.10% 9/15/35	158,000	156,613
μ6.05% 9/15/56	154,000	154,202
Space Exploration Technologies Corp.
5.65% 7/15/33	155,000	154,077
5.88% 7/15/36	155,000	152,980
6.60% 7/15/46	108,000	105,040
6.65% 7/15/56	83,000	80,079
μSynchrony Financial 7.25% 8/15/31	150,000	149,104
Synopsys, Inc. 5.00% 4/1/32	274,000	274,480
μU.S. Bancorp 5.72% 5/20/41	170,000	170,543
United Airlines, Inc. 4.63% 4/15/29	130,000	128,198
United Rentals North America, Inc. 6.00% 12/15/29	65,000	66,060
UnitedHealth Group, Inc.
5.05% 4/15/53	210,000	188,761
5.30% 6/15/35	83,000	84,532
Venture Global Plaquemines LNG LLC 6.75% 1/15/36	139,000	147,381
μVerizon Communications, Inc.
6.05% 5/14/58	234,000	236,161
6.20% 5/14/56	334,000	337,668
Vistra Operations Co. LLC 6.88% 4/15/32	425,000	440,170
μWebster Financial Corp. 5.78% 9/11/35	165,000	166,287
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Weir Group, Inc. 5.35% 5/6/30	200,000	$201,764
μWells Fargo & Co.
5.01% 4/4/51	130,000	116,496
5.43% 1/23/47	95,000	91,244
5.61% 4/23/36	190,000	194,754
Workday, Inc. 3.80% 4/1/32	156,000	145,265
		32,570,925
Total Corporate Bonds (Cost $42,735,550)		42,550,682
MUNICIPAL BONDS–0.29%
California Public Finance Authority (Children's Hospital Los Angeles Obligated Group; Insured AG) Series B 5.40% 11/15/36	80,000	80,078
California State University Series B 2.98% 11/1/51	200,000	138,496
City of Houston 3.96% 3/1/47	25,000	21,586
City of Los Angeles Department of Airports Series C 6.58% 5/15/39	25,000	26,510
Foothill-Eastern Transportation Corridor Agency Series A 4.09% 1/15/49	85,000	69,860
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	150,000	132,843
Michigan Strategic Fund Series A 3.23% 9/1/47	200,000	152,804
Missouri Highway & Transportation Commission 5.45% 5/1/33	20,000	20,373
New Jersey Turnpike Authority Series A 7.10% 1/1/41	85,000	96,997
Ohio Turnpike & Infrastructure Commission Series A 3.22% 2/15/48	100,000	73,247
Port Authority of New York & New Jersey 4.93% 10/1/51	40,000	37,350
Regents of the University of California Medical Center Pooled Revenue Series N 3.26% 5/15/60	100,000	62,659
State of California 7.60% 11/1/40	20,000	23,947
Sumter Landing Community Development District (TXBL; Insured AGC)
5.57% 10/1/40	25,000	25,908
5.74% 10/1/45	40,000	41,048
LVIP American Century Balanced Fund-5

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	20,000	$20,157
United Nations Development Corp. (New York) Series A 6.54% 8/1/55	25,000	26,370
University of California Series BJ 3.07% 5/15/51	70,000	48,377
University of California College of the Law San Francisco (TXBL; Insured BAM)
5.99% 8/1/50	30,000	30,475
6.09% 8/1/55	30,000	30,564
Total Municipal Bonds (Cost $1,405,685)		1,159,649
NON-AGENCY ASSET-BACKED SECURITIES–4.14%
φBarclays Mortgage Loan Trust Series 2026-CES1 Class A1A 4.85% 1/25/56	592,375	584,980
Channel EF LLC Series 2026-1A Class A2 5.00% 1/17/34	382,000	381,428
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2 4.50% 5/20/49	300,000	290,511
DI Issuer LLC Series 2021-1A Class A2 3.72% 9/15/51	598,265	568,395
FIP Master Funding LLC Series 2026-1A Class A1 4.90% 3/15/56	497,585	492,041
Flexential Issuer LLC Series 2025-1A Class A2 6.03% 10/25/60	425,000	422,929
Foundation Finance Trust Series 2026-1A Class A 4.98% 2/17/53	275,000	274,992
GoodLeap Sustainable Home Solutions Trust Series 2021-4GS Class A 1.93% 7/20/48	242,256	199,194
φJP Morgan Mortgage Trust Series 2026-CES1 Class A1A 4.91% 6/25/56	703,858	696,113
Kapitus Asset Securitization VI LLC Series 2026-1A Class A 5.36% 5/10/33	319,000	317,709
Lyra Music Assets Delaware LP Series 2024-2A Class A2 5.76% 12/22/64	381,016	383,347
M&T Bank RV Trust Series 2026-1A Class A 4.35% 1/15/46	741,389	730,486
Mosaic Solar Loan Trust Series 2023-2A Class A 5.36% 9/22/53	473,919	447,002
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
MP LLC Series 2025-1A Class A 5.55% 11/15/65	486,793	$474,943
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1 2.41% 10/20/61	500,000	301,207
Pagaya AI Debt Grantor Trust
Series 2025-7 Class B 5.06% 5/15/33	244,956	243,868
Series 2025-8 Class B 5.41% 7/15/33	350,879	348,822
Series 2026-1 Class B 5.37% 9/15/33	386,748	384,124
Series 2026-4 Class B 6.25% 1/16/34	373,000	374,212
•Palmer Square Loan Funding Ltd. Series 2025-1A Class A2 4.85% (3 mo. USD Term SOFR + 1.20%) 2/15/33	250,000	249,748
Purchasing Power Funding LLC Series 2026-A Class A 4.37% 8/15/30	507,000	500,569
RCKT Mortgage Trust
•Series 2024-CES1 Class A1A 6.03% 2/25/44	140,405	140,664
•Series 2024-CES2 Class A1A 6.14% 4/25/44	94,011	94,399
φSeries 2024-CES6 Class A1A 5.34% 9/25/44	70,335	70,286
φSeries 2026-CES2 Class A1A 4.76% 2/25/56	597,426	590,921
φSeries 2026-CES3 Class A1A 5.14% 3/25/56	600,857	597,320
Reach ABS Trust Series 2026-2A Class A 4.34% 2/15/35	387,716	387,336
Research-Driven Pagaya Motor Asset Trust
Series 2025-3A Class A2 5.15% 2/27/34	297,000	297,151
Series 2025-3A Class B 5.36% 2/27/34	400,000	398,897
RKTL Trust Series 2026-1A Class A 4.07% 2/26/35	317,291	316,609
RNL PH Owner LLC Series 2026-1A Class A 4.91% 3/20/56	321,801	314,246
φSantander Mortgage Asset Receivable Trust
Series 2025-CES1 Class A1A 5.04% 9/25/55	491,966	487,143
Series 2026-CES1 Class A1A 4.88% 1/25/56	665,511	656,921
Series 2026-CES1 Class A1B 4.98% 1/25/56	831,889	821,168
SCF Equipment Leasing LLC Series 2024-1A Class B 5.56% 4/20/32	125,000	126,675
LVIP American Century Balanced Fund-6

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer LLC Series 2026-1A Class A2 5.00% 3/27/56	501,140	$485,431
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII Series 2026-1A Class A1 5.22% 6/20/56	440,816	443,967
Subway Funding LLC Series 2024-1A Class A2I 6.03% 7/30/54	309,290	310,547
SVC ABS LLC Series 2026-1A Class A 5.16% 3/20/56	328,718	323,838
Switch ABS Issuer LLC Series 2024-2A Class A2 5.44% 6/25/54	225,000	222,533
Trackside Rail LLC Series 2026-1A Class A 4.89% 3/20/56	516,731	507,116
Vertical Bridge CC LLC Series 2025-1A Class A 5.16% 8/16/55	384,381	380,617
Total Non-Agency Asset-Backed Securities (Cost $16,956,272)		16,640,405
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.32%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	186	183
•Barclays Mortgage Loan Trust Series 2026-NQM2 Class A1 4.70% 12/25/65	670,315	660,912
•BRAVO Residential Funding Trust Series 2024-RPL1 Class A1 3.25% 10/25/63	349,418	318,803
•Chase Home Lending Mortgage Trust
Series 2024-10 Class A4 6.00% 10/25/55	146,131	146,366
Series 2024-2 Class A4A 6.00% 2/25/55	91,629	91,880
Series 2024-8 Class A6A 5.50% 8/25/55	5,216	5,201
Series 2024-9 Class A4 5.50% 9/25/55	112,407	112,238
Series 2025-8 Class A4 6.00% 6/25/56	392,133	393,159
Series 2025-9 Class A4A 5.50% 6/25/56	489,004	488,332
♦CHL Mortgage Pass-Through Trust Series 2005-17 Class 1A11 5.50% 9/25/35	167	153
•Citigroup Mortgage Loan Trust, Inc. Series 2025-3 Class A11 5.50% 6/25/55	168,055	167,858
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φCross Mortgage Trust Series 2025-H8 Class A2 5.26% 11/25/70	387,773	$384,670
φEFMT Series 2024-NQM1 Class A1B 5.81% 11/25/69	173,916	174,500
φEllington Financial Mortgage Trust Series 2026-NQM1 Class A1B 4.77% 2/25/71	167,960	165,423
•GCAT Trust
Series 2024-INV2 Class A6 6.00% 6/25/54	91,430	91,648
Series 2026-NQM3 Class A1 5.41% 4/25/71	388,567	387,688
•GS Mortgage-Backed Securities Trust
Series 2023-PJ6 Class A15 6.00% 4/25/54	102,198	102,349
Series 2026-NQM3 Class A1 5.22% 5/25/66	577,134	573,122
Series 2026-PJ6 Class A4 5.50% 9/25/56	317,288	316,557
Series 2026-PJ7 Class A27 5.23% (30 day USD SOFR Average + 1.60%) 10/25/56	694,146	693,878
•HOMES Trust Series 2025-AFC3 Class A1 4.93% 8/25/60	351,120	348,546
JP Morgan Mortgage Trust
•Series 2020-3 Class A15 3.50% 8/25/50	43,885	38,827
•Series 2023-7 Class A4A 5.50% 2/25/54	446,719	446,182
•Series 2023-8 Class A2 6.00% 2/25/54	84,529	85,348
•Series 2024-1 Class A4 6.00% 6/25/54	261,579	261,691
•Series 2024-10 Class A4 5.50% 3/25/55	158,405	158,239
•Series 2024-10 Class A6 5.50% 3/25/55	83,428	83,167
•Series 2024-12 Class A4A 5.50% 6/25/55	379,206	378,331
φSeries 2025-3 Class A1M 5.66% 9/25/55	289,972	289,339
•Series 2025-CCM2 Class A4 6.00% 9/25/55	434,868	435,883
•Series 2026-ACES1 Class A1 4.89% 4/25/66	682,922	674,766
φSeries 2026-NQX2 Class A2 5.83% 10/25/66	350,000	350,394
Morgan Stanley Residential Mortgage Loan Trust
•Series 2023-2 Class A4 6.00% 6/25/53	264,574	264,400
•Series 2025-1 Class A1 6.00% 3/25/55	190,767	192,615
•Series 2025-1 Class A3 6.00% 3/25/55	127,855	128,080
LVIP American Century Balanced Fund-7

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Morgan Stanley Residential Mortgage Loan Trust (continued)
φSeries 2025-NQM8 Class A3 5.42% 9/25/70	230,008	$228,976
φSeries 2025-NQM9 Class A2 5.22% 9/25/70	562,293	558,025
φSeries 2026-NEW1 Class A1B 5.28% 4/27/71	270,399	268,704
•Series 2026-NQM2 Class A1 4.73% 1/26/71	364,809	359,931
φNew Residential Mortgage Loan Trust Series 2026-NQM6 Class A2 5.50% 5/25/66	270,276	269,362
OBX Trust
•Series 2024-HYB2 Class A1 3.70% 4/25/53	112,991	111,868
•Series 2025-J1 Class A4 6.00% 5/25/55	155,349	155,676
φSeries 2025-NQM21 Class A1B 4.99% 10/25/65	87,002	86,149
•Series 2026-AHC1 Class AF 5.38% (30 day USD SOFR Average + 1.75%) 4/25/56	417,318	418,643
•PMT Loan Trust Series 2025-J2 Class A9 5.50% 8/25/56	420,446	419,803
•PRKCM Trust
Series 2025-AFC1 Class A1 5.10% 10/25/60	409,210	405,898
Series 2026-AFC1 Class A1 4.68% 2/25/61	534,186	526,538
•Provident Funding Mortgage Trust
Series 2025-1 Class A3 5.50% 2/25/55	456,572	455,956
Series 2025-3 Class A4 5.50% 8/25/55	341,884	341,409
•Rate Mortgage Trust
Series 2025-J1 Class A5 5.50% 3/25/55	98,011	97,384
Series 2026-J2 Class A27 5.24% (30 day USD SOFR Average + 1.65%) 7/25/56	625,000	624,716
Santander Mortgage Asset Receivable Trust
•Series 2026-NQM2 Class A1 4.70% 1/25/66	381,808	377,375
•Series 2026-NQM3 Class A1 5.18% 3/25/66	438,477	435,109
φSeries 2026-NQM5 Class A2 5.71% 6/25/66	200,000	199,940
•Sequoia Mortgage Trust
Series 2025-7 Class A5 5.50% 8/25/55	373,018	372,468
Series 2026-INV3 Class A26F 5.23% (30 day USD SOFR Average + 1.60%) 5/25/56	570,108	569,987
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•SG Residential Mortgage Trust Series 2026-3 Class A1 5.19% 4/25/66	336,583	$334,348
•SoFi Mortgage Trust Series 2016-1A Class 1A4 3.00% 11/25/46	4,746	4,261
•Towd Point Mortgage Trust Series 2024-1 Class A1 4.93% 3/25/64	315,484	319,583
•Verus Securitization Trust Series 2021-R2 Class A3 1.23% 2/25/64	35,848	34,693
Total Non-Agency Collateralized Mortgage Obligations (Cost $17,452,564)		17,387,530
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.55%
ARZ Trust Series 2024-BILT Class A 5.77% 6/11/39	207,000	208,539
Bank5 Trust Series 2024-5YR6 Class A3 6.23% 5/15/57	281,000	289,358
•DBSG Mortgage Trust Series 2024-ALTA Class A 6.14% 6/10/37	229,000	230,064
FS Commercial Mortgage Trust Series 2023-4SZN Class A 7.07% 11/10/39	310,000	311,374
•MF1 Ltd. Series 2021-FL7 Class AS 5.20% (1 mo. USD Term SOFR + 1.56%) 10/16/36	350,000	350,346
MIRA Trust Series 2023-MILE Class A 6.75% 6/10/38	314,000	320,214
•SWCH Commercial Mortgage Trust Series 2025-DATA Class A 5.07% (1 mo. USD Term SOFR + 1.44%) 2/15/42	490,000	487,862
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,198,564)		2,197,757
LOAN AGREEMENT–0.15%
•Discovery Global Holdings, Inc. 6.14% (CME Term SOFR + 2.50%) 6/3/33	616,154	616,098
Total Loan Agreement (Cost $616,779)		616,098
LVIP American Century Balanced Fund-8

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.28%
Luxembourg–0.09%
Eagle Funding Luxco SARL 5.50% 8/17/30	366,000	$367,482
		367,482
Mexico–0.19%
Mexico Government International Bonds 6.25% 8/27/37	753,000	753,222
		753,222
Total Sovereign Bonds (Cost $1,111,448)		1,120,704
U.S. TREASURY OBLIGATIONS–10.09%
U.S. Treasury Bonds
4.63% 11/15/45	300,000	288,141
4.63% 2/15/46	2,135,000	2,049,266
5.00% 5/15/46	200,000	201,500
5.00% 5/15/56	500,000	505,312
U.S. Treasury Notes
3.38% 2/29/28	1,700,000	1,678,816
3.50% 10/31/27	3,000,000	2,974,219
3.50% 3/15/29	200,000	196,633
3.50% 11/30/30	600,000	583,172
3.50% 2/28/31	1,200,000	1,164,797
3.75% 4/30/28	3,100,000	3,077,598
3.75% 11/30/32	1,700,000	1,649,000
3.88% 7/31/27	400,000	398,859
3.88% 4/15/29	800,000	793,937
3.88% 12/31/29	500,000	495,078
3.88% 8/31/32	1,200,000	1,174,125
3.88% 12/31/32	400,000	390,594
4.00% 5/31/30	2,500,000	2,483,105
4.00% 6/30/32	800,000	788,844
4.00% 1/31/33	1,300,000	1,277,809
∞4.13% 3/31/29	800,000	799,062
4.13% 6/15/29	2,500,000	2,497,656
4.13% 5/31/31	2,200,000	2,191,922
4.13% 10/31/31	400,000	398,016
4.13% 5/31/32	2,300,000	2,283,559
4.13% 11/15/32	300,000	297,305
4.13% 4/30/33	400,000	395,625
4.13% 2/15/36	2,000,000	1,951,250
4.25% 6/30/29	900,000	902,039
4.25% 2/28/31	1,400,000	1,402,352
4.25% 5/31/33	100,000	99,625
4.38% 12/31/29	800,000	805,156
4.38% 11/30/30	1,500,000	1,510,137
4.88% 10/31/30	2,800,000	2,873,609
Total U.S. Treasury Obligations (Cost $40,837,345)		40,578,118

	Number of Shares	Value (U.S. $)
COMMON STOCK–60.89%
Aerospace & Defense–1.26%
†Honeywell Aerospace, Inc.	4,066	$898,911
Huntington Ingalls Industries, Inc.	4,626	1,294,771
RTX Corp.	15,080	2,861,129
		5,054,811
Air Freight & Logistics–0.36%
FedEx Corp.	4,587	1,436,327
		1,436,327
Automobiles–0.83%
†Tesla, Inc.	7,942	3,340,405
		3,340,405
Banks–1.95%
Bank of America Corp.	75,503	4,302,161
JPMorgan Chase & Co.	832	272,339
Regions Financial Corp.	107,982	3,261,056
		7,835,556
Beverages–0.39%
PepsiCo, Inc.	11,483	1,554,798
		1,554,798
Biotechnology–1.09%
AbbVie, Inc.	10,016	2,520,426
Gilead Sciences, Inc.	14,896	1,881,961
		4,402,387
Broadline Retail–2.49%
†Amazon.com, Inc.	35,664	8,500,158
eBay, Inc.	13,758	1,537,456
		10,037,614
Building Products–1.18%
Johnson Controls International PLC	13,965	2,040,426
Masco Corp.	7,209	586,597
Trane Technologies PLC	4,331	2,127,214
		4,754,237
Capital Markets–2.57%
Ameriprise Financial, Inc.	2,818	1,292,786
Charles Schwab Corp.	26,613	2,455,582
Goldman Sachs Group, Inc.	2,204	2,229,059
Intercontinental Exchange, Inc.	3,382	416,358
Morgan Stanley	9,725	2,032,914
S&P Global, Inc.	4,665	1,899,868
		10,326,567
Chemicals–0.99%
Ecolab, Inc.	5,068	1,411,995
Linde PLC	4,957	2,572,386
		3,984,381
LVIP American Century Balanced Fund-9

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.01%
Cisco Systems, Inc.	19,223	$2,257,934
Motorola Solutions, Inc.	4,369	1,814,402
		4,072,336
Consumer Finance–0.54%
American Express Co.	6,385	2,159,726
		2,159,726
Consumer Staples Distribution & Retail–1.16%
Costco Wholesale Corp.	1,674	1,565,977
Kroger Co.	31,595	1,754,470
Sysco Corp.	16,124	1,347,644
		4,668,091
Containers & Packaging–0.29%
Ball Corp.	18,661	1,164,446
		1,164,446
Diversified Telecommunication Services–0.54%
AT&T, Inc.	68,695	1,421,987
Verizon Communications, Inc.	17,333	733,879
		2,155,866
Electric Utilities–1.33%
NextEra Energy, Inc.	45,309	3,976,771
PG&E Corp.	82,090	1,380,754
		5,357,525
Electrical Equipment–0.68%
Eaton Corp. PLC	4,353	1,854,900
GE Vernova, Inc.	760	892,894
		2,747,794
Electronic Equipment, Instruments & Components–0.43%
Amphenol Corp. Class A	7,143	1,259,454
†Coherent Corp.	1,194	470,997
		1,730,451
Energy Equipment & Services–0.25%
SLB Ltd.	21,935	1,019,758
		1,019,758
Entertainment–0.34%
†Netflix, Inc.	19,371	1,383,089
		1,383,089
Financial Services–1.48%
Mastercard, Inc. Class A	7,303	3,750,821
Visa, Inc. Class A	6,388	2,191,659
		5,942,480
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.39%
†Fedex Freight Holding Co., Inc.	1,531	$231,181
Union Pacific Corp.	4,948	1,345,856
		1,577,037
Health Care Equipment & Supplies–0.66%
†Dexcom, Inc.	10,042	676,329
†IDEXX Laboratories, Inc.	2,056	1,082,360
†Intuitive Surgical, Inc.	2,229	886,429
		2,645,118
Health Care Providers & Services–1.42%
Cencora, Inc.	3,336	944,021
Cigna Group	6,913	1,905,776
HCA Healthcare, Inc.	3,306	1,288,977
UnitedHealth Group, Inc.	3,767	1,565,678
		5,704,452
Health Care Reits–0.72%
Welltower, Inc.	12,823	2,910,436
		2,910,436
Hotels, Restaurants & Leisure–1.51%
†Airbnb, Inc. Class A	2,998	429,014
Booking Holdings, Inc.	6,750	1,203,120
Expedia Group, Inc.	3,557	910,165
Las Vegas Sands Corp.	34,792	1,607,042
Marriott International, Inc. Class A	5,225	1,936,333
		6,085,674
Household Products–0.60%
Church & Dwight Co., Inc.	11,540	1,117,995
Colgate-Palmolive Co.	8,823	808,893
Procter & Gamble Co.	3,349	491,097
		2,417,985
Industrial Conglomerates–0.23%
Honeywell International, Inc.	4,066	910,377
		910,377
Industrial Reits–0.07%
Prologis, Inc.	2,177	294,918
		294,918
Insurance–1.33%
Chubb Ltd.	8,021	2,733,076
Marsh & McLennan Cos., Inc.	5,278	879,684
MetLife, Inc.	20,562	1,739,751
		5,352,511
Interactive Media & Services–4.72%
Alphabet, Inc. Class A	42,466	15,176,074
Meta Platforms, Inc. Class A	6,767	3,811,784
		18,987,858
LVIP American Century Balanced Fund-10

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.36%
Accenture PLC Class A	7,732	$962,170
†EPAM Systems, Inc.	7,743	614,407
International Business Machines Corp.	11,798	3,317,716
†MongoDB, Inc.	1,747	586,817
		5,481,110
Life Sciences Tools & Services–1.06%
Agilent Technologies, Inc.	6,133	814,646
Danaher Corp.	10,268	1,955,849
Thermo Fisher Scientific, Inc.	2,973	1,490,543
		4,261,038
Machinery–1.58%
Cummins, Inc.	4,579	3,265,789
Parker-Hannifin Corp.	1,529	1,495,545
Xylem, Inc.	13,357	1,578,931
		6,340,265
Oil, Gas & Consumable Fuels–0.08%
Williams Cos., Inc.	4,121	306,355
		306,355
Pharmaceuticals–1.19%
Bristol-Myers Squibb Co.	12,358	712,068
Eli Lilly & Co.	3,402	4,080,461
		4,792,529
Professional Services–0.31%
Automatic Data Processing, Inc.	5,514	1,234,860
		1,234,860
Semiconductors & Semiconductor Equipment–12.04%
†Advanced Micro Devices, Inc.	2,897	1,682,896
Analog Devices, Inc.	8,610	3,419,634
Applied Materials, Inc.	5,422	3,920,106
ASML Holding NV	663	1,312,856
Broadcom, Inc.	21,521	8,129,558
†Intel Corp.	4,732	660,729
Lam Research Corp.	6,229	2,699,213
Micron Technology, Inc.	4,425	5,107,733
NVIDIA Corp.	99,782	19,965,380
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,215	1,535,388
		48,433,493
Software–5.19%
†AppLovin Corp. Class A	1,918	988,211
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
SOFTWARE (continued)
†Cadence Design Systems, Inc.	3,381	$1,268,957
†Crowdstrike Holdings, Inc. Class A	2,088	1,593,436
†Dynatrace, Inc.	23,577	1,035,266
Microsoft Corp.	36,608	13,655,516
Salesforce, Inc.	3,946	618,181
†ServiceNow, Inc.	10,114	1,004,118
†Workday, Inc. Class A	5,709	698,896
		20,862,581
Specialty Retail–0.80%
Home Depot, Inc.	771	271,916
†O'Reilly Automotive, Inc.	4,410	406,117
TJX Cos., Inc.	16,819	2,548,079
		3,226,112
Technology Hardware, Storage & Peripherals–3.76%
Apple, Inc.	41,779	12,089,172
†Sandisk Corp.	266	604,812
Seagate Technology Holdings PLC	581	560,665
Western Digital Corp.	2,902	1,853,565
		15,108,214
Trading Companies & Distributors–0.71%
Ferguson Enterprises, Inc.	4,457	1,057,780
United Rentals, Inc.	1,581	1,791,099
		2,848,879
Total Common Stock (Cost $133,568,571)		244,910,447
EXCHANGE-TRADED FUNDS–0.66%
iShares Core S&P 500 ETF	2,566	1,921,652
State Street SPDR Portfolio High Yield Bond ETF	31,320	734,141
Total Exchange-Traded Funds (Cost $2,474,314)		2,655,793
MONEY MARKET FUND–1.06%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	4,239,706	4,239,706
Total Money Market Fund (Cost $4,239,706)		4,239,706

TOTAL INVESTMENTS–101.26% (Cost $297,540,851)	407,264,388
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.26%)	(5,052,278)
NET ASSETS APPLICABLE TO 42,531,646 SHARES OUTSTANDING –100.00%	$402,212,110
LVIP American Century Balanced Fund-11

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND STANDARD CLASS ($12,506 / 1,320 Shares)	$9.473
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND STANDARD CLASS II ($237,841,891 / 25,133,220 Shares)	$9.463
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND SERVICE CLASS ($164,357,713 / 17,397,106 Shares)	$9.447
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$294,823,700
Distributable earnings/(accumulated loss)	107,388,410
TOTAL NET ASSETS	$402,212,110

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2026.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

∞Fully or partially pledged as collateral for futures contracts.
†Non-income producing.

★Includes $25,734 expense reimbursement receivable from Lincoln Financial Investments Corporation, $5,953,481 payable for securities purchased, $46,045 payable for fund shares redeemed, $24,233 other accrued expenses payable, $290,797 due to manager and affiliates,
$25,469 variation margin due to broker on futures contracts, $32,198 payable for audit fee and $13,946 payable for fund accounting fee as of June 30, 2026.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(233,366)	USD	267,982	9/25/26	$370	$—
CBK	EUR	(233,366)	USD	268,074	9/25/26	462	—
GS	GBP	(707,237)	USD	948,692	9/16/26	10,580	—
GS	NZD	(1,129,953)	USD	661,067	9/16/26	17,635	—
MSC	EUR	(233,366)	USD	267,927	9/25/26	315	—
MSC	EUR	53,875	USD	(61,474)	9/25/26	307	—
MSC	EUR	(28,854)	USD	33,052	9/25/26	—	(37)
MSC	GBP	707,237	USD	(937,144)	9/16/26	968	—
MSC	NZD	1,129,953	USD	(661,860)	9/16/26	—	(18,427)
UBS	EUR	(233,366)	USD	267,949	9/25/26	338	—
Total Foreign Currency Exchange Contracts						$30,975	$(18,464)
LVIP American Century Balanced Fund-12

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
31	CBOT U.S. Long Bond Futures	$3,518,500	$3,462,029	9/21/26	$56,471	$—
9	Ultra 10 Year U.S. Treasury Notes Futures	1,012,219	1,010,191	9/21/26	2,028	—
83	Ultra U.S. Treasury Bond Futures	9,640,969	9,447,421	9/21/26	193,548	—
Total Futures Contracts					$252,047	$—

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
BOA–Bank of America
CBK–Citibank NA
CBOT–Chicago Board of Trade
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
SPDR–Standard & Poor’s Depositary Receipt
TBA–To be announced
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-13

LVIP American Century Balanced Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$3,531,937
Dividends (net of foreign withholding taxes of $4,223)	1,413,146
4,945,083
EXPENSES:
Management fees	1,273,937
Shareholder servicing fees	252,821
Distribution fees-Service Class	203,552
Accounting and administration expenses	46,923
Professional fees	42,255
Pricing fees	20,016
Custodian fees	10,860
Reports and statements to shareholders	5,799
Trustees’ fees and expenses	5,632
Consulting fees	4,710
Other	5,447
1,871,952
Less:
Expenses reimbursed	(159,281)
Total operating expenses	1,712,671
NET INVESTMENT INCOME	3,232,412
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,541,347
Foreign currencies	930
Foreign currency exchange contracts	50,358
Futures contracts	(670,408)
Swap contracts	1,568
Net realized gain	12,923,795
Net change in unrealized appreciation (depreciation) of:
Investments	1,086,801
Foreign currencies	(400)
Foreign currency exchange contracts	11,722
Futures contracts	443,018
Net change in unrealized appreciation (depreciation)	1,541,141
NET REALIZED AND UNREALIZED GAIN	14,464,936
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,697,348
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Balanced Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,232,412	$6,751,141
Net realized gain	12,923,795	8,286,880
Net change in unrealized appreciation (depreciation)	1,541,141	19,637,791
Net increase in net assets resulting from operations	17,697,348	34,675,812
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(225)
Standard Class II	—	(4,129,145)
Service Class	—	(2,596,446)
Return of capital:
Standard Class	—	(1)
Standard Class II	—	(23,200)
Service Class	—	(16,722)
	—	(6,765,739)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class II	7,866,275	11,330,628
Service Class	7,682,156	21,107,877
Reinvestment of dividends and distributions:
Standard Class	—	226
Standard Class II	—	4,152,345
Service Class	—	2,613,168
	15,548,431	39,204,244
Cost of shares redeemed:
Standard Class II	(10,538,660)	(22,784,215)
Service Class	(16,821,098)	(29,255,163)
	(27,359,758)	(52,039,378)
Decrease in net assets derived from capital share transactions	(11,811,327)	(12,835,134)
NET INCREASE IN NET ASSETS	5,886,021	15,074,939
NET ASSETS:
Beginning of period	396,326,089	381,251,150
End of period	$402,212,110	$396,326,089
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-14

LVIP American Century Balanced Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$9.050	$8.407	$7.840
Income from investment operations:
Net investment income[3]	0.086	0.171	0.114
Net realized and unrealized gain	0.337	0.646	0.586
Total from investment operations	0.423	0.817	0.700
Less dividends and distributions from:
Net investment income	—	(0.173)	(0.133)
Return of capital	—	(0.001)	—
Total dividends and distributions	—	(0.174)	(0.133)
Net asset value, end of period	$9.473	$9.050	$8.407
Total return[4]	4.67%	9.73%	8.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$12	$11
Ratio of expenses to average net assets	0.67%	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.75%	0.77%
Ratio of net investment income to average net assets	1.85%	1.98%	2.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.77%	1.90%	1.92%
Portfolio turnover	61%	96%	75%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-15

LVIP American Century Balanced Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Standard Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$9.045	$8.403	$7.650	$6.70	$9.56	$8.73
Income (loss) from investment operations:
Net investment income[3]	0.080	0.162	0.158	0.14	0.09	0.06
Net realized and unrealized gain (loss)	0.338	0.646	0.765	0.95	(1.57)	1.27
Total from investment operations	0.418	0.808	0.923	1.09	(1.48)	1.33
Less dividends and distributions from:
Net investment income	—	(0.165)	(0.170)	(0.14)	(0.09)	(0.07)
Net realized gain	—	—	—	—	(1.29)	(0.43)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(0.166)	(0.170)	(0.14)	(1.38)	(0.500)
Net asset value, end of period	$9.463	$9.045	$8.403	$7.65	$6.70	$9.56
Total return[4]	4.62%	9.62%	12.06%	16.41%	(17.27% )	15.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$237,841	$230,019	$221,018	$205,828	$184,541	$231,837
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.80%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.85%	0.88%	0.90%	0.90%	0.88%
Ratio of net investment income to average net assets	1.75%	1.88%	1.92%	1.90%	1.24%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.67%	1.80%	1.81%	1.80%	1.17%	0.58%
Portfolio turnover	61%	96%	75%	72%	92%	195%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class I, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-16

LVIP American Century Balanced Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$9.041	$8.401	$7.650	$6.70	$9.56	$8.73
Income (loss) from investment operations:
Net investment income[3]	0.068	0.140	0.137	0.12	0.07	0.03
Net realized and unrealized gain (loss)	0.338	0.644	0.765	0.95	(1.57)	1.27
Total from investment operations	0.406	0.784	0.902	1.07	(1.50)	1.30
Less dividends and distributions from:
Net investment income	—	(0.143)	(0.151)	(0.12)	(0.07)	(0.04)
Net realized gain	—	—	—	—	(1.29)	(0.43)
Return of capital	—	(0.001)	—	—	—	—
Total dividends and distributions	—	(0.144)	(0.151)	(0.12)	(1.36)	(0.47)
Net asset value, end of period	$9.447	$9.041	$8.401	$7.65	$6.70	$9.56
Total return[4]	4.49%	9.33%	11.79%	16.12%	(17.47% )	15.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$164,358	$166,295	$160,222	$152,995	$134,601	$164,809
Ratio of expenses to average net assets	1.02%	1.02%	1.02%	1.05%	1.08%	1.08%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.10%	1.13%	1.15%	1.15%	1.13%
Ratio of net investment income to average net assets	1.50%	1.63%	1.67%	1.65%	0.99%	0.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.42%	1.55%	1.56%	1.55%	0.92%	0.33%
Portfolio turnover	61%	96%	75%	72%	92%	195%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class II, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-17

LVIP American Century Balanced Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Balanced Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital growth and current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended
LVIP American Century Balanced Fund-18

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP American Century Balanced Fund is $107 and $108 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP American Century Balanced Fund-19

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.67% of the Fund’s average daily net assets for the Standard Class, 0.77% for the Standard Class II and 1.02% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$243,818	$316,823	$560,641
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$15,532
Legal	2,584
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,667 for the six months ended June 30, 2026.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$25,734
Management fees payable to LFI	214,388
Distribution fees payable to LFD	33,862
Shareholder servicing fees payable to Lincoln Life	42,547
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Century Balanced Fund-20

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$182,045,011
Purchases of U.S. government securities	60,823,623
Sales other than U.S. government securities	183,102,891
Sales of U.S. government securities	66,683,765
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$297,540,851
Aggregate unrealized appreciation of investments and derivatives	$117,728,197
Aggregate unrealized depreciation of investments and derivatives	(7,740,102)
Net unrealized appreciation of investments and derivatives	$109,988,095
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Balanced Fund-21

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$32,435,024	$—	$32,435,024
Agency Obligation	—	772,475	—	772,475
Corporate Bonds	—	42,550,682	—	42,550,682
Loan Agreement	—	616,098	—	616,098
Municipal Bonds	—	1,159,649	—	1,159,649
Non-Agency Asset-Backed Securities	—	16,640,405	—	16,640,405
Non-Agency Collateralized Mortgage Obligations	—	17,387,530	—	17,387,530
Non-Agency Commercial Mortgage-Backed Securities	—	2,197,757	—	2,197,757
Sovereign Bonds	—	1,120,704	—	1,120,704
U.S. Treasury Obligations	—	40,578,118	—	40,578,118
Common Stock	243,597,591	1,312,856	—	244,910,447
Exchange-Traded Funds	2,655,793	—	—	2,655,793
Money Market Fund	4,239,706	—	—	4,239,706
Total Investments	$250,493,090	$156,771,298	$—	$407,264,388
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$30,975	$—	$30,975
Futures Contracts	$252,047	$—	$—	$252,047
Liabilities:
Foreign Currency Exchange Contracts	$—	$(18,464)	$—	$(18,464)
There were no Level 3 investments at the end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's equity holdings was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	—	—
Standard Class II	858,551	1,316,690
Service Class	835,589	2,454,624
Shares reinvested:
Standard Class	—	25
Standard Class II	—	459,432
Service Class	—	289,229
	1,694,140	4,520,000
Shares redeemed:
Standard Class	—	—
Standard Class II	(1,155,502)	(2,646,778)
Service Class	(1,831,436)	(3,422,836)
	(2,986,938)	(6,069,614)
Net decrease	(1,292,798)	(1,549,614)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP American Century Balanced Fund-22

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
LVIP American Century Balanced Fund-23

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
During the six months ended June 30, 2026, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2026, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$30,975	Liabilities net of receivables and other assets	$(18,464)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	252,047	Liabilities net of receivables and other assets	—
Total		$283,022		$(18,464)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$50,358	$11,722
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(670,408)	443,018
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	1,568	—
Total		$(618,482)	$454,740
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$384,682	$2,472,167
Futures contracts (average notional value)	19,830,734	941,968
CDS contracts (average notional value)*	—	99,000

LVIP American Century Balanced Fund-24

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
*Long represents buying protection and short represents selling protection.
7. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP American Century Balanced Fund-25

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Balanced Fund-26

LVIP American Century Capital Appreciation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Century Capital Appreciation Fund

LVIP American Century Capital Appreciation Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.41%
Aerospace & Defense–9.83%
†Axon Enterprise, Inc.	11,428	$6,406,651
Curtiss-Wright Corp.	8,979	6,803,927
FTAI Aviation Ltd.	21,324	5,768,782
HEICO Corp.	16,836	5,996,815
Howmet Aerospace, Inc.	41,924	11,271,687
†Rocket Lab Corp.	100,256	10,191,022
		46,438,884
Banks–0.66%
†NU Holdings Ltd. Class A	232,821	3,110,489
		3,110,489
Biotechnology–6.47%
†Alnylam Pharmaceuticals, Inc.	37,569	11,309,396
†Insmed, Inc.	53,936	5,750,656
†Natera, Inc.	33,869	9,193,740
†Viking Therapeutics, Inc.	110,933	4,327,497
		30,581,289
Broadline Retail–1.14%
†Coupang, Inc.	309,629	5,378,256
		5,378,256
Building Products–1.02%
Johnson Controls International PLC	33,114	4,838,286
		4,838,286
Capital Markets–1.31%
†Robinhood Markets, Inc. Class A	61,865	6,203,822
		6,203,822
Chemicals–0.97%
Element Solutions, Inc.	96,190	4,593,072
		4,593,072
Commercial Services & Supplies–0.93%
Republic Services, Inc.	20,534	4,375,385
		4,375,385
Communications Equipment–0.89%
†Ciena Corp.	4,001	1,962,730
†Lumentum Holdings, Inc.	2,632	2,258,414
		4,221,144
Construction & Engineering–3.78%
Comfort Systems USA, Inc.	5,537	10,974,057
Quanta Services, Inc.	9,550	6,876,382
		17,850,439
Construction Materials–1.58%
Vulcan Materials Co.	25,310	7,466,703
		7,466,703
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.07%
Casey's General Stores, Inc.	6,385	$5,074,734
		5,074,734
Diversified Consumer Services–0.28%
†Duolingo, Inc.	11,329	1,303,062
		1,303,062
Electrical Equipment–1.54%
Hubbell, Inc.	4,873	2,549,554
Vertiv Holdings Co. Class A	14,075	4,712,591
		7,262,145
Electronic Equipment, Instruments & Components–0.48%
†Coherent Corp.	5,791	2,284,376
		2,284,376
Energy Equipment & Services–0.28%
TechnipFMC PLC	19,810	1,313,403
		1,313,403
Entertainment–2.98%
†Live Nation Entertainment, Inc.	13,342	2,443,053
†ROBLOX Corp. Class A	76,473	4,158,602
†Spotify Technology SA	8,622	3,958,619
†Take-Two Interactive Software, Inc.	14,002	3,500,220
		14,060,494
Financial Services–3.19%
†Affirm Holdings, Inc.	75,451	6,153,029
†Corpay, Inc.	13,788	4,595,127
†Toast, Inc. Class A	156,154	4,344,204
		15,092,360
Ground Transportation–1.60%
†XPO, Inc.	36,923	7,579,923
		7,579,923
Health Care Equipment & Supplies–3.13%
†Dexcom, Inc.	86,340	5,814,999
†IDEXX Laboratories, Inc.	17,086	8,994,754
		14,809,753
Health Care Providers & Services–1.95%
Cencora, Inc.	32,522	9,203,075
		9,203,075
Hotels, Restaurants & Leisure–7.82%
†Chipotle Mexican Grill, Inc.	268,865	9,141,410
†DoorDash, Inc. Class A	15,050	2,777,177
Expedia Group, Inc.	11,397	2,916,264
Hilton Worldwide Holdings, Inc.	32,733	10,816,947
Royal Caribbean Cruises Ltd.	14,341	4,553,698
Texas Roadhouse, Inc.	9,554	1,846,119
LVIP American Century Capital Appreciation Fund-1

LVIP American Century Capital Appreciation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Viking Holdings Ltd.	39,868	$4,172,984
Wingstop, Inc.	4,278	741,848
		36,966,447
Household Products–0.42%
Church & Dwight Co., Inc.	20,545	1,990,400
		1,990,400
Independent Power and Renewable Electricity Producers–1.41%
Vistra Corp.	42,013	6,664,522
		6,664,522
Interactive Media & Services–1.87%
†Reddit, Inc. Class A	50,981	8,849,282
		8,849,282
IT Services–9.85%
†Cloudflare, Inc. Class A	55,954	13,724,397
†CoreWeave, Inc. Class A	46,430	4,621,642
†Okta, Inc.	58,942	8,042,636
†Snowflake, Inc. Class A	60,634	15,431,353
†Twilio, Inc. Class A	22,881	4,721,037
		46,541,065
Life Sciences Tools & Services–0.33%
West Pharmaceutical Services, Inc.	4,392	1,576,728
		1,576,728
Machinery–0.91%
Crane Co.	19,228	4,289,190
		4,289,190
Media–0.34%
†EchoStar Corp. Class A	16,018	1,625,827
		1,625,827
Metals & Mining–0.96%
†Capstone Copper Corp.	240,427	2,208,894
†MP Materials Corp.	41,254	2,310,636
		4,519,530
Oil, Gas & Consumable Fuels–4.17%
Cameco Corp.	44,319	4,514,334
Permian Resources Corp. Class A	133,782	2,462,927
Targa Resources Corp.	35,402	9,492,692
Texas Pacific Land Corp.	7,432	3,252,541
		19,722,494
Pharmaceuticals–0.92%
†Structure Therapeutics, Inc. ADR	80,497	4,320,274
		4,320,274
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.58%
†CACI International, Inc. Class A	5,895	$2,730,918
		2,730,918
Semiconductors & Semiconductor Equipment–9.14%
†Astera Labs, Inc.	19,996	9,658,467
†Credo Technology Group Holding Ltd.	17,111	4,653,337
†Lattice Semiconductor Corp.	39,374	6,022,647
†MACOM Technology Solutions Holdings, Inc.	18,805	7,152,858
Monolithic Power Systems, Inc.	4,045	5,591,646
†SiTime Corp.	4,016	2,994,169
STMicroelectronics NV	31,936	2,391,687
Teradyne, Inc.	9,741	4,713,085
		43,177,896
Software–6.87%
†Cadence Design Systems, Inc.	18,737	7,032,371
†Datadog, Inc. Class A	58,618	15,261,782
†Fair Isaac Corp.	2,311	2,761,137
†Samsara, Inc. Class A	156,644	5,079,965
†ServiceNow, Inc.	23,471	2,330,201
		32,465,456
Specialty Retail–1.69%
†Burlington Stores, Inc.	25,175	7,975,440
		7,975,440
Technology Hardware, Storage & Peripherals–0.90%
†Everpure, Inc. Class A	54,090	4,261,751
		4,261,751
Textiles, Apparel & Luxury Goods–1.26%
†On Holding AG Class A	61,309	2,171,565
Tapestry, Inc.	25,809	3,777,921
		5,949,486
Trading Companies & Distributors–2.89%
Fastenal Co.	169,058	8,119,856
WESCO International, Inc.	16,050	5,544,151
		13,664,007
Total Common Stock (Cost $353,273,504)		460,331,807

LVIP American Century Capital Appreciation Fund-2

LVIP American Century Capital Appreciation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.65%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	12,501,618	$12,501,618
Total Money Market Fund (Cost $12,501,618)		12,501,618

TOTAL INVESTMENTS–100.06% (Cost $365,775,122)	$472,833,425
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(268,700)
NET ASSETS APPLICABLE TO 27,950,657 SHARES OUTSTANDING–100.00%	$472,564,725
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND STANDARD CLASS ($337,886,889 / 19,702,162 Shares)	$17.150
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND STANDARD CLASS II ($97,797,475 / 5,933,861 Shares)	$16.481
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND SERVICE CLASS ($36,880,361 / 2,314,634 Shares)	$15.934
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$271,024,097
Distributable earnings/(accumulated loss)	201,540,628
TOTAL NET ASSETS	$472,564,725

†Non-income producing.

★Includes $20,849 expense reimbursement receivable from Lincoln Financial Investments Corporation, $277,524 payable for fund shares redeemed, $1,990 other accrued expenses payable, $245,678 due to manager and affiliates, $15,234 payable for audit fee and $14,147 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-3

LVIP American Century Capital Appreciation Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$978,007
EXPENSES:
Management fees	1,235,523
Shareholder servicing fees	185,497
Accounting and administration expenses	48,717
Distribution fees-Service Class	40,206
Professional fees	25,124
Trustees’ fees and expenses	6,773
Reports and statements to shareholders	4,942
Consulting fees	3,073
Custodian fees	2,658
Pricing fees	912
Other	10,425
1,563,850
Less:
Expenses reimbursed	(122,842)
Total operating expenses	1,441,008
NET INVESTMENT LOSS	(463,001)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	24,487,347
Foreign currencies	(1,180)
Net realized gain	24,486,167
Net change in unrealized appreciation (depreciation) of investments	14,284,131
NET REALIZED AND UNREALIZED GAIN	38,770,298
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,307,297
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Capital Appreciation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(463,001)	$(915,213)
Net realized gain	24,486,167	87,050,856
Net change in unrealized appreciation (depreciation)	14,284,131	(53,207,130)
Net increase in net assets resulting from operations	38,307,297	32,928,513
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(56,923,479)
Standard Class II	—	(15,585,989)
Service Class	—	(4,523,367)
	—	(77,032,835)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	652,929	5,891,453
Standard Class II	4,584,645	17,423,999
Service Class	6,420,953	23,799,205
Reinvestment of dividends and distributions:
Standard Class	—	56,923,479
Standard Class II	—	15,585,989
Service Class	—	4,523,367
	11,658,527	124,147,492
Cost of shares redeemed:
Standard Class	(35,522,686)	(73,665,883)
Standard Class II	(9,030,845)	(19,506,442)
Service Class	(2,924,789)	(8,906,563)
	(47,478,320)	(102,078,888)
Increase (decrease) in net assets derived from capital share transactions	(35,819,793)	22,068,604
NET INCREASE (DECREASE) IN NET ASSETS	2,487,504	(22,035,718)
NET ASSETS:
Beginning of period	470,077,221	492,112,939
End of period	$472,564,725	$470,077,221
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-4

LVIP American Century Capital Appreciation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$15.758	$17.297	$14.600	$12.07	$19.03	$19.50
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)	(0.022)	(0.015)	— [4]	(0.02)	(0.06)
Net realized and unrealized gain (loss)	1.403	1.312	3.681	2.55	(4.92)	2.00
Total from investment operations	1.392	1.290	3.666	2.55	(4.94)	1.94
Less dividends and distributions from:
Net investment income	—	(0.008)	—	—	—	—
Net realized gain	—	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Total dividends and distributions	—	(2.829)	(0.969)	(0.02)	(2.02)	(2.41)
Net asset value, end of period	$17.150	$15.758	$17.297	$14.60	$12.07	$19.03
Total return[5]	8.84%	6.95%	25.37%	21.14%	(27.92% )	11.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$337,887	$345,150	$387,301	$360,677	$342,863	$527,924
Ratio of expenses to average net assets	0.57%	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.63%	0.65%	0.65%	0.64%
Ratio of net investment loss to average net assets	(0.13% )	(0.13% )	(0.09% )	— [6]	(0.12% )	(0.30% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.18% )	(0.18% )	(0.15% )	(0.08% )	(0.20% )	(0.38% )
Portfolio turnover	61%	91%	74%	58%	52%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class Y shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class Y shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Per-share amount was less than $0.005.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Ratio was less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-5

LVIP American Century Capital Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Standard Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$15.160	$16.766	$14.220	$11.80	$18.71	$19.27
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	(0.058)	(0.055)	(0.05)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	1.348	1.273	3.570	2.49	(4.83)	1.97
Total from investment operations	1.321	1.215	3.515	2.44	(4.89)	1.85
Less dividends and distributions from:
Net realized gain	—	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Total dividends and distributions	—	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Net asset value, end of period	$16.481	$15.160	$16.766	$14.22	$11.80	$18.71
Total return[4]	8.71%	6.72%	24.98%	20.69%	(28.11% )	11.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,797	$94,452	$90,665	$76,651	$79,646	$121,050
Ratio of expenses to average net assets	0.79%	0.79%	0.79%	0.92%	0.92%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.84%	0.85%	1.00%	1.00%	0.99%
Ratio of net investment loss to average net assets	(0.35% )	(0.35% )	(0.31% )	(0.35% )	(0.47% )	(0.65% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.40% )	(0.40% )	(0.37% )	(0.43% )	(0.55% )	(0.73% )
Portfolio turnover	61%	91%	74%	58%	52%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-6

LVIP American Century Capital Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$14.667	$16.328	$13.890	$11.54	$18.37	$18.99
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.037)	(0.081)	(0.075)	(0.06)	(0.08)	(0.14)
Net realized and unrealized gain (loss)	1.304	1.241	3.482	2.43	(4.73)	1.93
Total from investment operations	1.267	1.160	3.407	2.37	(4.81)	1.79
Less dividends and distributions from:
Net realized gain	—	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Total dividends and distributions	—	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Net asset value, end of period	$15.934	$14.667	$16.328	$13.89	$11.54	$18.37
Total return[4]	8.64%	6.56%	24.79%	20.55%	(28.25% )	11.05%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,880	$30,475	$14,147	$3,625	$3,569	$5,485
Ratio of expenses to average net assets	0.94%	0.94%	0.94%	1.07%	1.07%	1.06%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.99%	1.00%	1.15%	1.15%	1.14%
Ratio of net investment loss to average net assets	(0.50% )	(0.50% )	(0.46% )	(0.50% )	(0.62% )	(0.80% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.55% )	(0.55% )	(0.52% )	(0.58% )	(0.70% )	(0.88% )
Portfolio turnover	61%	91%	74%	58%	52%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-7

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Capital Appreciation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP American Century Capital Appreciation Fund-8

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the first $1 billion of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.57% of the Fund’s average daily net assets for the Standard Class, 0.79% for the Standard Class II and 0.94% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$180,893	$254,351	$435,244
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$18,002
Legal	2,994
LVIP American Century Capital Appreciation Fund-9

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.249% of the Fund's average daily net assets for the Standard Class II shares and 0.149% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $68 for the six months ended June 30, 2026.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$20,849
Management fees payable to LFI	206,900
Distribution fees payable to LFD	7,280
Shareholder servicing fees payable to Lincoln Life	31,498
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2026, the Fund engaged in securities purchases of $0.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$279,673,883
Sales	314,438,584
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$365,775,122
Aggregate unrealized appreciation of investments	$122,194,739
Aggregate unrealized depreciation of investments	(15,136,436)
Net unrealized appreciation of investments	$107,058,303
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP American Century Capital Appreciation Fund-10

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$460,331,807	$—	$—	$460,331,807
Money Market Fund	12,501,618	—	—	12,501,618
Total Investments	$472,833,425	$—	$—	$472,833,425
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	40,800	331,351
Standard Class II	300,902	1,007,496
Service Class	436,326	1,460,323
Shares reinvested:
Standard Class	—	3,431,526
Standard Class II	—	975,792
Service Class	—	292,608
	778,028	7,499,096
Shares redeemed:
Standard Class	(2,242,055)	(4,250,757)
Standard Class II	(597,339)	(1,160,627)
Service Class	(199,496)	(541,588)
	(3,038,890)	(5,952,972)
Net increase (decrease)	(2,260,862)	1,546,124
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
LVIP American Century Capital Appreciation Fund-11

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Capital Appreciation Fund-12

LVIP American Century Inflation Protection Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Century Inflation Protection Fund

LVIP American Century Inflation Protection Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–4.15%
Federal Home Loan Mortgage Corp.
4.00% 11/1/52	1,542,555	$1,455,363
5.00% 6/1/53	1,402,678	1,387,123
5.50% 10/1/54	1,642,132	1,651,816
Federal National Mortgage Association 5.50% 12/1/55	2,487,133	2,496,560
Government National Mortgage Association 5.00% 8/20/53	3,713,413	3,676,236
Total Agency Mortgage-Backed Securities (Cost $10,559,385)		10,667,098
ΔCORPORATE BONDS–19.63%
Australia–0.95%
μAustralia & New Zealand Banking Group Ltd. 2.57% 11/25/35	1,268,000	1,135,432
μWestpac Banking Corp. 2.67% 11/15/35	1,450,000	1,305,951
		2,441,383
Canada–0.99%
Cenovus Energy, Inc. 5.40% 3/20/36	889,000	880,688
Gildan Activewear, Inc. 5.40% 10/7/35	670,000	650,374
Hydro One, Inc. 4.75% 5/30/31	513,000	513,975
μRoyal Bank of Canada 4.70% 8/6/31	496,000	493,686
		2,538,723
France–0.40%
μBPCE SA 3.65% 1/14/37	1,136,000	1,024,506
		1,024,506
Germany–0.08%
μAllianz SE 6.35% 9/6/53	200,000	208,816
		208,816
Italy–0.17%
Eni SpA 5.25% 5/18/36	200,000	196,685
μIntesa Sanpaolo SpA 6.01% 6/29/37	250,000	251,669
		448,354
Japan–0.18%
Kioxia Holdings Corp.
6.25% 7/24/30	237,000	244,482
6.63% 7/24/33	207,000	216,501
		460,983
Netherlands–0.14%
μABN AMRO Bank NV 3.32% 3/13/37	400,000	359,858
		359,858
Singapore–0.18%
Equinix Asia Financing Corp. Pte. Ltd. 4.40% 3/15/31	485,000	474,056
		474,056
United Kingdom–0.32%
HBOS PLC 6.00% 11/1/33	354,000	365,450
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
HSBC Holdings PLC 6.50% 9/15/37	419,000	$452,948
		818,398
United States–16.22%
Abbott Laboratories 4.00% 3/15/31	1,074,000	1,046,668
Alphabet, Inc.
4.40% 2/15/33	475,000	464,790
4.80% 2/15/36	340,000	334,236
Amazon.com, Inc.
4.55% 3/13/33	325,000	319,706
4.88% 3/13/36	270,000	265,789
Amgen, Inc. 5.25% 3/2/33	995,000	1,012,504
Atlas Warehouse Lending Co. LP
4.95% 11/15/30	150,000	147,897
6.25% 1/15/30	625,000	643,796
Augusta SpinCo Corp. 4.95% 3/23/33	950,000	944,169
μCapital One Financial Corp.
2.36% 7/29/32	1,120,000	972,248
7.62% 10/30/31	1,535,000	1,683,584
Cheniere Energy, Inc. 5.20% 7/30/36	985,000	969,864
Chpe LLC 5.10% 6/30/33	123,000	122,676
μCitigroup, Inc. 5.83% 2/13/35	650,000	662,511
Columbia Pipelines Operating Co. LLC 5.51% 5/15/36	313,000	314,258
Constellation Energy Generation LLC 5.30% 6/1/36	315,000	313,327
CVS Health Corp. 5.45% 9/15/35	660,000	668,538
Eagle Materials, Inc. 5.00% 3/15/36	889,000	859,830
Eaton Corp. 4.20% 3/6/31	940,000	921,318
Ecolab, Inc. 5.15% 6/15/33	920,000	932,677
Energy Transfer LP 6.13% 12/15/45	635,000	630,987
Experian Finance U.S., Inc. 5.35% 8/24/36	570,000	567,545
Flowserve Corp. 5.70% 5/15/36	374,000	375,896
Fortitude Global Funding 4.63% 10/6/28	585,000	578,671
GA Global Funding Trust 5.20% 12/9/31	285,000	281,597
General Motors Financial Co., Inc. 6.15% 7/15/35	600,000	625,257
Glencore Funding LLC 5.20% 7/1/33	955,000	955,643
μGoldman Sachs Group, Inc.
4.94% 10/21/36	585,000	568,068
5.07% 1/21/37	1,455,000	1,420,591
Goldman Sachs Private Credit Corp. 5.05% 2/23/28	405,000	402,810
HCA, Inc. 5.30% 5/15/36	680,000	675,452
HPS Corporate Lending Fund 4.90% 9/11/28	35,000	34,305
Intuit, Inc. 4.95% 6/15/31	375,000	374,991
LVIP American Century Inflation Protection Fund-1

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μJPMorgan Chase & Co.
4.62% 4/23/32	390,000	$385,499
5.15% 4/23/37	1,485,000	1,474,303
Kilroy Realty LP 5.88% 10/15/35	810,000	800,588
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00% 7/15/31	680,000	705,071
Maple Parent Holdings Corp. 5.70% 3/26/36	420,000	425,206
Medline Borrower LP/Medline Co-Issuer, Inc. 5.25% 6/15/33	525,000	521,888
Meta Platforms, Inc.
4.60% 11/15/32	560,000	550,643
5.25% 5/15/36	270,000	268,094
MetLife, Inc. 6.40% 12/15/66	530,000	540,010
μMorgan Stanley 4.81% 4/16/32	365,000	362,163
μMorgan Stanley Private Bank NA 4.73% 7/18/31	1,290,000	1,284,181
μNextEra Energy Capital Holdings, Inc. 5.65% 5/1/79	383,000	382,102
NGPL PipeCo LLC 5.60% 8/15/36	183,000	181,990
North Haven Private Income Fund LLC 5.13% 9/25/28	687,000	670,829
NVIDIA Corp. 4.50% 6/15/31	796,000	793,182
Occidental Petroleum Corp. 6.20% 3/15/40	889,000	922,441
Oracle Corp.
4.45% 9/26/30	1,221,000	1,178,712
4.95% 2/4/31	450,000	440,564
μPinnacle Bank/Nashville TN 5.96% 1/15/36	889,000	882,383
Rio Grande LNG LLC 5.75% 6/30/36	351,000	349,768
Royalty Pharma PLC 4.45% 3/25/31	816,000	802,359
ServiceNow, Inc. 5.05% 5/15/33	475,000	474,509
Space Exploration Technologies Corp.
5.65% 7/15/33	259,000	257,457
5.88% 7/15/36	259,000	255,624
6.60% 7/15/46	181,000	176,039
6.65% 7/15/56	130,000	125,425
Targa Resources Corp. 5.40% 7/30/36	889,000	885,396
μU.S. Bancorp 5.72% 5/20/41	285,000	285,911
μVerizon Communications, Inc.
6.05% 5/14/58	393,000	396,630
6.20% 5/14/56	553,000	559,074
μWells Fargo & Co. 5.61% 4/23/36	1,390,000	1,424,779
Xcel Energy, Inc. 5.60% 4/15/35	889,000	905,711
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μZions Bancorp NA 4.48% 2/9/29	925,000	$917,135
		41,677,865
Total Corporate Bonds (Cost $50,740,584)		50,452,942
MUNICIPAL BOND–0.25%
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	730,000	646,503
Total Municipal Bond (Cost $731,447)		646,503
NON-AGENCY ASSET-BACKED SECURITIES–6.96%
Aqua Finance Trust Series 2024-A Class A 4.81% 4/18/50	1,111,020	1,103,957
Cherry Securitization Trust Series 2026-1A Class A 5.43% 1/17/34	689,000	689,032
FIP Master Funding LLC Series 2026-1A Class A1 4.90% 3/15/56	865,278	855,637
Flexential Issuer LLC Series 2026-4A Class A2 6.00% 3/25/61	652,325	646,280
GoodLeap Sustainable Home Solutions Trust Series 2021-4GS Class A 1.93% 7/20/48	702,351	577,506
Instar Leasing V LLC Series 2026-1A Class A 5.25% 4/17/56	648,901	639,848
φJP Morgan Mortgage Trust
Series 2026-CES1 Class A1A 4.91% 6/25/56	1,271,486	1,257,494
Series 2026-CES1 Class A2 5.18% 6/25/56	1,025,000	1,010,603
LMDV Issuer Co. LLC Series 2026-1A Class A2 5.38% 7/17/56	811,000	814,176
Lyra Music Assets Delaware LP Series 2024-2A Class A2 5.76% 12/22/64	644,584	648,527
MetroNet Infrastructure Issuer LLC Series 2026-1A Class A2 5.27% 4/20/56	761,525	761,888
Pagaya AI Debt Grantor Trust
Series 2025-8 Class B 5.41% 7/15/33	592,796	589,320
Series 2026-1 Class B 5.37% 9/15/33	654,573	650,133
Series 2026-4 Class B 6.25% 1/16/34	630,000	632,047
φRCKT Mortgage Trust Series 2024-CES6 Class A1B 5.55% 9/25/44	618,944	619,082
RNL PH Owner LLC Series 2026-1A Class A 4.91% 3/20/56	570,897	557,494
LVIP American Century Inflation Protection Fund-2

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
φSantander Mortgage Asset Receivable Trust
Series 2025-CES1 Class A1A 5.04% 9/25/55	693,225	$686,429
Series 2026-CES1 Class A1A 4.88% 1/25/56	1,188,412	1,173,072
Series 2026-CES1 Class A1B 4.98% 1/25/56	1,473,631	1,454,640
Stack Infrastructure Issuer LLC Series 2026-1A Class A2 5.00% 3/27/56	889,092	861,223
SVC ABS LLC Series 2026-1A Class A 5.16% 3/20/56	583,137	574,480
VB-S1 Issuer LLC Series 2026-1A Class C2 4.69% 3/15/56	1,092,000	1,067,141
Total Non-Agency Asset-Backed Securities (Cost $17,987,470)		17,870,009
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–12.94%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	4,178	4,114
•Agate Bay Mortgage Trust Series 2015-7 Class A3 3.50% 10/25/45	351,363	320,488
•Angel Oak Mortgage Trust
Series 2019-5 Class A3 2.92% 10/25/49	39,439	39,156
Series 2019-6 Class A3 2.93% 11/25/59	40,794	40,514
•Arroyo Mortgage Trust
Series 2021-1R Class A2 1.48% 10/25/48	236,913	217,023
Series 2021-1R Class A3 1.64% 10/25/48	193,271	177,277
φBRAVO Residential Funding Trust Series 2025-NQM9 Class A3 5.55% 9/25/65	596,648	595,208
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2003-6 Class A3 5.25% 7/25/33	55,631	54,023
•Chase Home Lending Mortgage Trust
Series 2024-10 Class A4 6.00% 10/25/55	530,687	531,541
Series 2024-2 Class A4A 6.00% 2/25/55	355,063	356,037
Series 2024-7 Class A4 6.00% 6/25/55	887,476	888,753
Series 2024-9 Class A4 5.50% 9/25/55	407,476	406,862
Series 2025-10 Class A4A 5.50% 7/25/56	1,265,947	1,264,344
Series 2025-9 Class A4A 5.50% 6/25/56	1,622,994	1,620,761
•COLT Mortgage Loan Trust Series 2026-3 Class A1 5.12% 5/25/71	694,336	689,556
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φCross Mortgage Trust Series 2025-H10 Class A2 5.25% 1/25/71	609,060	$604,184
•CSMC Trust
Series 2015-WIN1 Class A10 3.50% 12/25/44	174,656	160,839
Series 2021-NQM2 Class A3 1.54% 2/25/66	327,007	294,234
•HOMES Trust Series 2025-AFC3 Class A1 4.93% 8/25/60	557,661	553,573
JP Morgan Mortgage Trust
•Series 2014-5 Class A1 2.47% 10/25/29	75,722	74,977
•Series 2016-1 Class A7 3.50% 5/25/46	946,062	856,753
•Series 2024-10 Class A4 5.50% 3/25/55	583,596	582,986
•Series 2024-10 Class A6 5.50% 3/25/55	237,769	237,027
•Series 2024-6 Class A6 6.00% 12/25/54	499	497
φSeries 2025-NQM3 Class A1B 5.50% 11/25/65	772,618	772,241
•Series 2026-ACES1 Class A2 5.16% 4/25/66	1,157,000	1,138,595
•Series 2026-NQM3 Class A1 5.48% 10/25/66	1,288,869	1,286,483
φMFA Trust Series 2025-NQM5 Class A1B 5.19% 11/25/70	1,243,320	1,232,746
φMorgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10 Class A1LC 5.24% 11/25/70	1,525,000	1,520,454
Series 2025-SPL1 Class A2 4.25% 2/25/65	374,575	365,045
φNew Residential Mortgage Loan Trust Series 2025-NQM7 Class A1LC 5.16% 10/26/65	650,000	643,876
OBX Trust
φSeries 2025-NQM16 Class A1B 4.91% 8/25/65	1,144,375	1,132,847
•Series 2025-NQM19 Class A1 4.87% 10/25/65	562,332	557,489
•PMT Loan Trust
Series 2025-CNF1 Class A8 5.00% 10/25/56	1,245,213	1,230,507
Series 2025-J2 Class A9 5.50% 8/25/56	1,414,227	1,412,064
•Provident Funding Mortgage Trust Series 2025-6 Class A4 5.00% 12/25/55	821,938	810,945
•PRPM Trust
Series 2025-NQM6 Class A1 4.99% 12/25/70	727,426	722,871
Series 2026-NQM2 Class A1 5.26% 4/25/71	589,684	587,831
Santander Mortgage Asset Receivable Trust
•Series 2026-NQM1 Class A1 4.95% 11/25/65	705,028	700,014
LVIP American Century Inflation Protection Fund-3

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Santander Mortgage Asset Receivable Trust (continued)
•Series 2026-NQM2 Class A1 4.70% 1/25/66	692,027	$683,992
φSeries 2026-NQM2 Class A3 5.11% 1/25/66	1,360,191	1,344,754
•Series 2026-NQM4 Class A1 5.49% 5/25/66	1,466,983	1,464,483
•Sequoia Mortgage Trust
Series 2017-7 Class A7 3.50% 10/25/47	644,841	578,289
Series 2025-12 Class A5 5.00% 12/25/55	1,169,041	1,155,472
Series 2025-6 Class A5 5.50% 7/25/55	165,362	165,111
Series 2026-6 Class A4 5.50% 6/25/56	1,163,026	1,161,840
•SG Residential Mortgage Trust Series 2026-2 Class A1 5.25% 4/25/66	855,304	850,711
•STAR Trust Series 2021-1 Class A1 1.22% 5/25/65	556,028	528,327
•Verus Securitization Trust Series 2021-1 Class A3 1.16% 1/25/66	578,956	528,526
•Vista Point Securitization Trust Series 2020-2 Class A3 2.50% 4/25/65	112,171	110,731
Total Non-Agency Collateralized Mortgage Obligations (Cost $33,789,704)		33,256,971
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.70%
•Bank5 Series 2026-5YR21 Class AS 5.84% 4/15/59	1,024,000	1,049,076
Bank5 Trust Series 2024-5YR6 Class A3 6.23% 5/15/57	311,000	320,250
•Benchmark Mortgage Trust Series 2023-V4 Class B 7.71% 11/15/56	731,000	752,848
•BFLD Trust Series 2025-FPM Class A 5.18% 10/10/40	1,023,000	1,020,301
•BMO Mortgage Trust Series 2023-5C2 Class B 7.49% 11/15/56	1,080,000	1,111,505
•BPR Commercial Mortgage Trust Series 2025-STAR Class B 5.56% 11/5/42	767,000	756,112
•CSTL Commercial Mortgage Trust Series 2026-GATE3 Class B 5.10% 2/10/43	1,092,000	1,070,425
•GGP Trust Series 2026-TY Class B 5.06% 3/5/43	874,000	856,958
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $7,077,614)		6,937,475
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BOND–0.29%
Luxembourg–0.29%
Eagle Funding Luxco SARL 5.50% 8/17/30	742,000	$745,005
Total Sovereign Bond (Cost $740,423)		745,005
U.S. TREASURY OBLIGATIONS–50.83%
U.S. Treasury Inflation Indexed Bonds
0.13% 2/15/51	1,662,388	878,821
0.25% 2/15/50	4,124,416	2,322,539
0.63% 2/15/43	6,532,244	4,760,972
0.75% 2/15/42	3,412,348	2,603,151
0.75% 2/15/45	7,705,264	5,469,718
0.88% 2/15/47	3,758,293	2,640,140
1.00% 2/15/46	5,957,539	4,371,965
1.00% 2/15/48	3,105,207	2,208,140
1.00% 2/15/49	529,220	371,339
1.38% 2/15/44	7,356,826	6,003,715
1.50% 2/15/53	2,352,021	1,786,060
2.13% 2/15/54	282,045	246,215
2.50% 1/15/29	1,465,374	1,483,694
3.38% 4/15/32	937,820	1,009,491
U.S. Treasury Inflation Indexed Notes
0.13% 1/15/30	1,242,250	1,166,446
#0.13% 7/15/30	1,921,795	1,795,442
0.13% 7/15/31	15,402,908	14,140,247
0.13% 1/15/32	2,486,111	2,250,508
#0.50% 1/15/28	3,779,188	3,682,312
0.63% 7/15/32	14,094,078	13,051,958
1.25% 4/15/31	3,452,163	3,344,514
1.38% 7/15/33	12,540,642	12,029,004
1.63% 10/15/29	529,035	525,300
1.88% 7/15/34	21,538,503	21,227,913
1.88% 7/15/35	19,233,382	18,806,684
1.88% 1/15/36	2,510,246	2,437,813
Total U.S. Treasury Obligations (Cost $143,144,054)		130,614,101

	Number of Shares
MONEY MARKET FUND–0.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	1,771,517	1,771,517
Total Money Market Fund (Cost $1,771,517)		1,771,517

LVIP American Century Inflation Protection Fund-4

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–98.44% (Cost $266,542,198)	$252,961,621
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.56%	4,012,846
NET ASSETS APPLICABLE TO 28,076,509 SHARES OUTSTANDING –100.00%	$256,974,467

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2026.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

#Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GS	NZD	(3,742,169)	USD	2,189,319	9/16/26	$58,404	$—
GS	NZD	2,414,023	USD	(1,396,437)	9/16/26	—	(21,813)
MSC	NZD	1,328,146	USD	(777,950)	9/16/26	—	(21,659)
Total Foreign Currency Exchange Contracts						$58,404	$(43,472)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
2	CBOT 10 Year U.S. Treasury Notes Futures	$219,781	$219,805	9/21/26	$—	$(24)
42	CBOT 2 Year U.S. Treasury Notes Futures	8,657,578	8,669,179	9/30/26	—	(11,601)
(44)	CBOT U.S. Long Bond Futures	(4,994,000)	(4,910,034)	9/21/26	—	(83,966)
(68)	Ultra 10 Year U.S. Treasury Notes Futures	(7,647,875)	(7,606,696)	9/21/26	—	(41,179)
Total Futures Contracts					$—	$(136,770)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,000,000	1.88%	11/21/29	$174,235	$174,235	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,100,000	1.80%	10/21/29	1,110,861	1,110,861	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,900,000	2.49%	2/2/34	37,249	37,249	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,400,000	2.66%	8/2/30	13,549	13,549	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,500,000	2.31%	3/28/28	1,432,509	1,432,509	—
LVIP American Century Inflation Protection Fund-5

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	1.87%	11/25/29	$876,155	$876,155	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.15%	11/20/27	742,316	742,316	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.47%	5/3/28	93,388	93,388	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,500,000	2.50%	5/3/33	39,117	39,117	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	1.29%	5/19/30	701,748	701,748	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,700,000	2.39%	8/2/29	160,640	160,640	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	13,253	13,253	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	13,253	13,253	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,800,000	2.56%	2/4/30	37,786	37,786	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,100,000	2.60%	9/3/35	(35,869)	—	(35,869)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	9,700,000	2.66%	8/4/30	8,626	8,626	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,600,000	2.58%	8/4/35	(14,144)	—	(14,144)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.53%	11/4/30	20,678	20,678	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.50%	11/4/35	(5,142)	—	(5,142)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	750,000	2.40%	3/2/33	6,557	6,557	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	2.48%	2/9/29	24,233	24,233	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,300,000	2.53%	3/13/31	5,801	5,801	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,000,000	2.75%	6/1/29	(5,237)	—	(5,237)
LVIP American Century Inflation Protection Fund-6

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,700,000	2.73%	5/29/29	$(7,732)	$—	$(7,732)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,350,000	2.58%	6/17/29	(4,613)	—	(4,613)
					5,511,954	(72,737)

	Notional Amount	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,750,000	2.22%	4/13/27	$238,148	$238,148	$—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	7,000,000	2.24%	4/11/27	934,956	934,956	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	4,000,000	2.24%	4/28/27	536,082	536,082	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.28%	11/16/26	339,827	339,827	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.25%	11/15/26	350,648	350,648	—
					2,399,661	—
Total Inflation Swap Contracts				$7,838,878	$7,911,615	$(72,737)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BMO–Bank of Montreal
BOA–Bank of America
CBOT–Chicago Board of Trade
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
LVIP American Century Inflation Protection Fund-7

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-8

LVIP American Century Inflation Protection Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Investments, at value	$252,961,621
Cash collateral held at brokers for centrally cleared swap contracts	15,512,127
Swap payments receivable	2,399,660
Dividends and interest receivable	1,650,883
Receivable for fund shares sold	850,019
Variation margin due from broker on futures contracts	219,792
Due from broker for certain open bilateral derivatives	66,471
Cash	65,812
Unrealized appreciation on foreign currency exchange contracts	58,404
Expense reimbursement receivable from Lincoln Financial Investments Corporation	13,559
Prepaid expenses	1,605
TOTAL ASSETS	273,799,953
LIABILITIES:
Cash collateral due to brokers for futures contracts	15,472,939
Cash collateral due to brokers for certain open bilateral derivatives	670,000
Payable for securities purchased	351,000
Due to manager and affiliates	129,168
Payable for fund shares redeemed	86,344
Unrealized depreciation on foreign currency exchange contracts	43,472
Payable for audit fee	24,162
Variation margin due to brokers on centrally cleared swap contracts	17,787
Payable for fund accounting fee	17,174
Other accrued expenses payable	13,440
TOTAL LIABILITIES	16,825,486
TOTAL NET ASSETS	$256,974,467
Investments, at cost	$266,542,198
Standard Class:
Net Assets	$841,338
Shares Outstanding	91,843
Net Asset Value Per Share	$9.161
Standard Class II:
Net Assets	$75,922,895
Shares Outstanding	8,293,935
Net Asset Value Per Share	$9.154
Service Class:
Net Assets	$180,210,234
Shares Outstanding	19,690,731
Net Asset Value Per Share	$9.152
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$326,935,980
Distributable earnings/(accumulated loss)	(69,961,513)
TOTAL NET ASSETS	$256,974,467
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-9

LVIP American Century Inflation Protection Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$6,984,047
Dividends	136,171
7,120,218
EXPENSES:
Management fees	397,203
Distribution fees-Service Class	225,236
Shareholder servicing fees	164,881
Accounting and administration expenses	39,298
Professional fees	35,989
Reports and statements to shareholders	8,917
Custodian fees	8,235
Pricing fees	7,256
Trustees’ fees and expenses	4,316
Consulting fees	3,324
Other	6,944
901,599
Less:
Expenses reimbursed	(87,373)
Total operating expenses	814,226
NET INVESTMENT INCOME	6,305,992
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(1,523,059)
Foreign currencies	8,311
Foreign currency exchange contracts	(399,700)
Futures contracts	227,751
Swap contracts	2,514,212
Net realized gain	827,515
Net change in unrealized appreciation (depreciation) of:
Investments	(2,487,295)
Foreign currencies	(802)
Foreign currency exchange contracts	25,016
Futures contracts	(99,245)
Swap contracts	(1,171,125)
Net change in unrealized appreciation (depreciation)	(3,733,451)
NET REALIZED AND UNREALIZED LOSS	(2,905,936)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,400,056
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Inflation Protection Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,305,992	$18,363,236
Net realized gain (loss)	827,515	(14,034,044)
Net change in unrealized appreciation (depreciation)	(3,733,451)	26,453,366
Net increase in net assets resulting from operations	3,400,056	30,782,558
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(60,701)
Standard Class II	—	(5,944,169)
Service Class	—	(13,600,705)
	—	(19,605,575)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	92,962	823,796
Standard Class II	9,094,387	23,354,633
Service Class	19,793,356	65,757,588
Reinvestment of dividends and distributions:
Standard Class	—	60,701
Standard Class II	—	5,944,169
Service Class	—	13,600,705
	28,980,705	109,541,592
Cost of shares redeemed:
Standard Class	(33,798)	(82,324)
Standard Class II	(10,424,855)	(50,390,649)
Service Class	(29,561,093)	(311,720,641)
	(40,019,746)	(362,193,614)
Decrease in net assets derived from capital share transactions	(11,039,041)	(252,652,022)
NET DECREASE IN NET ASSETS	(7,638,985)	(241,475,039)
NET ASSETS:
Beginning of period	264,613,452	506,088,491
End of period	$256,974,467	$264,613,452
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-10

LVIP American Century Inflation Protection Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$9.029	$9.193	$9.200
Income (loss) from investment operations:
Net investment income[3]	0.235	0.408	0.236
Net realized and unrealized gain (loss)	(0.103)	0.207	0.094
Total from investment operations	0.132	0.615	0.330
Less dividends and distributions from:
Net investment income	—	(0.779)	(0.322)
Return of capital	—	—	(0.015)
Total dividends and distributions	—	(0.779)	(0.337)
Net asset value, end of period	$9.161	$9.029	$9.193
Total return[4]	1.46%	6.71%	3.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$841	$771	$10
Ratio of expenses to average net assets	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.43%	0.40%	0.40%
Ratio of net investment income to average net assets	5.20%	4.27%	3.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.13%	4.23%	3.62%
Portfolio turnover	94%	111%	65%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-11

LVIP American Century Inflation Protection Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Standard Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$9.027	$9.188	$9.390	$9.40	$11.44	$11.11
Income (loss) from investment operations:
Net investment income[3]	0.230	0.397	0.336	0.34	0.50	0.39
Net realized and unrealized gain (loss)	(0.103)	0.209	(0.161)	(0.01)	(1.94)	0.32
Total from investment operations	0.127	0.606	0.175	0.33	(1.44)	0.71
Less dividends and distributions from:
Net investment income	—	(0.767)	(0.356)	(0.34)	(0.51)	(0.38)
Net realized gain	—	—	—	—	(0.06)	—
Return of capital	—	—	(0.021)	—	(0.03)	—
Total dividends and distributions	—	(0.767)	(0.377)	(0.34)	(0.60)	(0.38)
Net asset value, end of period	$9.154	$9.027	$9.188	$9.39	$9.40	$11.44
Total return[4]	1.41%	6.60%	1.82%	3.60%	(12.88% )	6.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,923	$76,199	$97,478	$101,999	$102,827	$126,346
Ratio of expenses to average net assets	0.46%	0.46%	0.46%	0.64%	0.52%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.53%	0.50%	0.49%	—	—	—
Ratio of net investment income to average net assets	5.10%	4.17%	3.56%	3.55%	4.87%	3.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.03%	4.13%	3.53%	—	—	—
Portfolio turnover	94%	111%	65%	28%	86%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-12

LVIP American Century Inflation Protection Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$9.036	$9.164	$9.370	$9.37	$11.42	$11.09
Income (loss) from investment operations:
Net investment income[3]	0.219	0.373	0.312	0.31	0.48	0.36
Net realized and unrealized gain (loss)	(0.103)	0.206	(0.163)	— [4]	(1.95)	0.32
Total from investment operations	0.116	0.579	0.149	0.31	(1.47)	0.68
Less dividends and distributions from:
Net investment income	—	(0.707)	(0.334)	(0.31)	(0.49)	(0.35)
Net realized gain	—	—	—	—	(0.06)	—
Return of capital	—	—	(0.021)	—	(0.03)	—
Total dividends and distributions	—	(0.707)	(0.355)	(0.31)	(0.58)	(0.35)
Net asset value, end of period	$9.152	$9.036	$9.164	$9.37	$9.37	$11.42
Total return[5]	1.28%	6.33%	1.54%	3.40%	(13.08% )	6.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$180,210	$187,643	$408,600	$471,649	$519,180	$664,287
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.89%	0.77%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.75%	0.74%	—	—	—
Ratio of net investment income to average net assets	4.85%	3.92%	3.31%	3.30%	4.62%	3.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.78%	3.88%	3.28%	—	—	—
Portfolio turnover	94%	111%	65%	28%	86%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class II, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Per-share amount was less than $0.005.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-13

LVIP American Century Inflation Protection Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Inflation Protection Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP American Century Inflation Protection Fund-14

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.31% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.36% of the Fund’s average daily net assets for the Standard Class, 0.46% for the Standard Class II  and 0.71% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$151,586	$172,732	$324,318
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
LVIP American Century Inflation Protection Fund-15

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$10,231
Legal	1,702
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $856 for the six months ended June 30, 2026.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$13,559
Management fees payable to LFI	65,112
Distribution fees payable to LFD	36,721
Printing and mailing fees payable to Lincoln Life	309
Shareholder servicing fees payable to Lincoln Life	27,026
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$202,383,316
Purchases of U.S. government securities	41,771,678
Sales other than U.S. government securities	200,427,871
Sales of U.S. government securities	51,728,855
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$266,542,198
Aggregate unrealized appreciation of investments and derivatives	$8,218,485
Aggregate unrealized depreciation of investments and derivatives	(14,082,022)
Net unrealized depreciation of investments and derivatives	$(5,863,537)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
LVIP American Century Inflation Protection Fund-16

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$10,667,098	$—	$10,667,098
Corporate Bonds	—	50,452,942	—	50,452,942
Municipal Bond	—	646,503	—	646,503
Non-Agency Asset-Backed Securities	—	17,870,009	—	17,870,009
Non-Agency Collateralized Mortgage Obligations	—	33,256,971	—	33,256,971
Non-Agency Commercial Mortgage-Backed Securities	—	6,937,475	—	6,937,475
Sovereign Bond	—	745,005	—	745,005
U.S. Treasury Obligations	—	130,614,101	—	130,614,101
Money Market Fund	1,771,517	—	—	1,771,517
Total Investments	$1,771,517	$251,190,104	$—	$252,961,621
Derivatives:

Assets:
Foreign Currency Exchange Contract	$—	$58,404	$—	$58,404
Swap Contracts	$—	$7,911,615	$—	$7,911,615
Liabilities:
Foreign Currency Exchange Contracts	$—	$(43,472)	$—	$(43,472)
Futures Contracts	$(136,770)	$—	$—	$(136,770)
Swap Contracts	$—	$(72,737)	$—	$(72,737)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Inflation Protection Fund-17

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	10,194	86,054
Standard Class II	996,940	2,442,313
Service Class	2,169,027	6,914,668
Shares reinvested:
Standard Class	—	6,732
Standard Class II	—	659,364
Service Class	—	1,506,837
	3,176,161	11,615,968
Shares redeemed:
Standard Class	(3,698)	(8,565)
Standard Class II	(1,144,050)	(5,269,955)
Service Class	(3,243,720)	(32,241,884)
	(4,391,468)	(37,520,404)
Net decrease	(1,215,307)	(25,904,436)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP American Century Inflation Protection Fund-18

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2026, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$58,404	Unrealized depreciation on foreign currency exchange contracts	$(43,472)
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(136,770)
Swap contracts (Inflation contracts)**	Variation margin due to broker on centrally cleared interest rate swap contracts and swap payments payable/receivable on Over-The-Counter contracts	7,911,615	Variation margin due to broker on centrally cleared interest rate swap contracts and swap payments payable/receivable on Over-The-Counter contracts	(72,737)
Total		$7,970,019		$(252,979)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

**
Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP American Century Inflation Protection Fund-19

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(399,700)	$25,016
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	227,751	(99,245)
Swap contracts (Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	2,514,212	(1,171,125)
Total		$2,342,263	$(1,245,354)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$5,905,543	$16,738,702
Futures contracts (average notional value)	8,995,886	7,738,460
Inflation rate swap contracts (average notional value)*	98,950,000	24,500,000

*Long represents paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2026, the Fund received cash collateral and securities collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Bank of America N.A.	$—	$1,657,165
Goldman Sachs International	670,000	—
Total	$670,000	$1,657,165
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
At June 30, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$1,709,186	$—	$1,709,186
Goldman Sachs International	748,879	(21,813)	727,066
Morgan Stanley Capital	—	(21,659)	(21,659)
Total	$2,458,065	$(43,472)	$2,414,593

LVIP American Century Inflation Protection Fund-20

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$1,709,186	$(1,657,165)	$—	$—	$—	$52,021
Goldman Sachs International	727,066	—	(670,000)	—	—	57,066
Morgan Stanley Capital	(21,659)	—	—	—	—	(21,659)
Total	$2,414,593	$(1,657,165)	$(670,000)	$—	$—	$87,428

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in Inflation-indexed debt securities which are designed to protect the future purchasing power of the money invested in them. Under normal circumstances, the Fund will invest over 50% of its net assets in inflation -indexed debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP American Century Inflation Protection Fund-21

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Inflation Protection Fund-22

LVIP American Century International Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Century International Fund

LVIP American Century International Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.94%
Australia–3.25%
ANZ Group Holdings Ltd.	57,551	$1,404,497
†Lynas Rare Earths Ltd.	55,699	698,903
Macquarie Group Ltd.	4,241	737,272
†NEXTDC Ltd.	49,917	505,705
Rio Tinto Ltd.	13,134	1,580,281
		4,926,658
Austria–1.27%
Erste Group Bank AG	14,394	1,926,463
		1,926,463
Belgium–1.72%
Anheuser-Busch InBev SA	16,343	1,350,419
UCB SA	4,216	1,262,148
		2,612,567
Bermuda–0.45%
†Viking Holdings Ltd.	6,491	679,413
		679,413
Canada–4.27%
†Aritzia, Inc.	14,164	1,561,860
Canadian Pacific Kansas City Ltd.	10,184	882,936
Dollarama, Inc.	3,453	456,797
Intact Financial Corp.	3,011	621,435
Quebecor, Inc. Class B	24,673	1,177,589
TC Energy Corp.	26,879	1,779,993
		6,480,610
Chile–0.69%
Antofagasta PLC	20,602	1,045,616
		1,045,616
China–0.20%
†GDS Holdings Ltd. ADR	9,908	297,537
		297,537
Denmark–2.62%
Carlsberg AS Class B	4,536	593,578
Novonesis Novozymes B Class B	25,933	1,636,856
†Orsted AS	77,588	1,744,149
		3,974,583
France–10.96%
Air Liquide SA	11,750	2,326,816
Airbus SE	7,152	1,591,260
BNP Paribas SA	21,321	2,490,147
EssilorLuxottica SA	3,552	666,964
Hermes International SCA	294	537,636
L'Oreal SA	4,022	1,763,071
Safran SA	2,405	947,764
Schneider Electric SE	10,559	3,455,176
Societe Generale SA	26,387	2,335,516
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Vallourec SACA	21,946	$512,732
		16,627,082
Germany–5.50%
Bayerische Motoren Werke AG	10,074	661,345
Deutsche Boerse AG	6,834	1,863,972
Infineon Technologies AG	21,132	1,990,674
Knorr-Bremse AG	6,985	812,772
SAP SE	7,085	1,092,140
Siemens Energy AG	10,134	1,931,961
		8,352,864
Greece–0.59%
Alpha Bank SA	198,152	896,908
		896,908
Hong Kong–2.26%
AIA Group Ltd.	172,200	1,576,531
Hong Kong Exchanges & Clearing Ltd.	16,900	786,306
Techtronic Industries Co. Ltd.	64,500	1,073,380
		3,436,217
Ireland–1.68%
AIB Group PLC	216,449	2,543,813
		2,543,813
Italy–4.25%
Davide Campari-Milano NV	89,849	559,713
Eni SpA	64,147	1,504,994
Ferrari NV	5,752	2,137,991
Prysmian SpA	6,285	1,058,036
Saipem SpA	237,576	1,194,411
		6,455,145
Japan–18.89%
Advantest Corp.	7,100	1,460,671
Asics Corp.	31,100	845,880
FANUC Corp.	43,000	1,979,983
Fast Retailing Co. Ltd.	1,200	614,813
Ibiden Co. Ltd.	7,100	1,071,966
Keyence Corp.	5,900	2,982,373
Kyushu Electric Power Co., Inc.	88,800	900,124
Marubeni Corp.	36,100	1,052,444
Mitsubishi Corp.	23,100	617,975
Mitsubishi Electric Corp.	24,800	909,527
Mitsubishi Estate Co. Ltd.	55,100	1,405,115
Murata Manufacturing Co. Ltd.	11,500	825,525
Panasonic Holdings Corp.	54,800	1,541,709
Recruit Holdings Co. Ltd.	11,100	772,326
Ryohin Keikaku Co. Ltd.	103,400	2,260,120
LVIP American Century International Fund-1

LVIP American Century International Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
SoftBank Group Corp.	25,200	$934,750
Sony Group Corp.	29,100	585,610
Sumitomo Mitsui Financial Group, Inc.	81,500	3,194,721
Suzuki Motor Corp.	69,300	838,234
Terumo Corp.	173,500	2,369,583
Tokyo Electron Ltd.	3,100	1,503,047
		28,666,496
Netherlands–6.96%
ABN AMRO Bank NV	28,515	1,212,795
†Adyen NV	509	477,502
†Argenx SE	728	674,757
ASML Holding NV	3,767	7,459,320
BE Semiconductor Industries NV	2,236	738,444
		10,562,818
Republic of Korea–0.47%
Samsung Electronics Co. Ltd.	3,210	712,290
		712,290
Singapore–0.91%
Singapore Telecommunications Ltd.	406,000	1,386,091
		1,386,091
Spain–2.72%
CaixaBank SA	110,196	1,561,275
Iberdrola SA	103,344	2,572,188
		4,133,463
Sweden–2.26%
Atlas Copco AB Class A	101,923	2,065,876
Epiroc AB Class A	49,499	1,358,091
		3,423,967
Switzerland–6.99%
Cie Financiere Richemont SA Class A	6,455	1,489,997
Galderma Group AG	8,632	1,963,326
Givaudan SA	183	774,046
Julius Baer Group Ltd.	9,328	805,938
Lonza Group AG	2,578	1,739,129
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Roche Holding AG	4,807	$1,976,092
Zurich Insurance Group AG	2,522	1,865,353
		10,613,881
Taiwan–1.35%
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	2,051,146
		2,051,146
United Kingdom–17.68%
Anglo American PLC	34,817	1,707,859
†ARM Holdings PLC ADR	4,495	1,593,792
AstraZeneca PLC	20,315	3,792,896
BAE Systems PLC	75,444	1,848,878
Barclays PLC	101,665	681,257
BP PLC	297,219	1,831,980
British American Tobacco PLC	41,170	2,547,722
†Burberry Group PLC	44,443	627,860
Compass Group PLC	32,087	1,036,710
Haleon PLC	221,331	1,019,925
IMI PLC	18,993	748,214
Lloyds Banking Group PLC	1,119,424	1,638,307
London Stock Exchange Group PLC	12,118	1,310,144
National Grid PLC	96,921	1,598,588
Rolls-Royce Holdings PLC	99,319	1,903,909
Segro PLC	79,680	924,336
Standard Chartered PLC	23,166	626,468
Tesco PLC	227,433	1,386,453
		26,825,298
Total Common Stock (Cost $108,885,305)		148,630,926

MONEY MARKET FUND–1.73%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	2,619,048	2,619,048
Total Money Market Fund (Cost $2,619,048)		2,619,048

TOTAL INVESTMENTS–99.67% (Cost $111,504,353)	151,249,974
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	504,127
NET ASSETS APPLICABLE TO 12,031,546 SHARES OUTSTANDING–100.00%	$151,754,101
LVIP American Century International Fund-2

LVIP American Century International Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND STANDARD CLASS ($204,050 / 16,157 Shares)	$12.629
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND STANDARD CLASS II ($105,853,981 / 8,387,647 Shares)	$12.620
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND SERVICE CLASS ($45,696,070 / 3,627,742 Shares)	$12.596
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$86,291,533
Distributable earnings/(accumulated loss)	65,462,568
TOTAL NET ASSETS	$151,754,101

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $12,013 expense reimbursement receivable from Lincoln Financial Investments Corporation, $104,179 payable for fund shares redeemed, $8,188 other accrued expenses payable, $120,117 due to manager and affiliates, $14,984 payable for audit fee, $8,147 payable for fund accounting fee and $6,295 payable for custodian fee as of June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-3

LVIP American Century International Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $187,538)	$1,826,015
EXPENSES:
Management fees	593,684
Shareholder servicing fees	73,351
Distribution fees-Service Class	55,706
Accounting and administration expenses	24,060
Professional fees	22,012
Custodian fees	17,633
Pricing fees	6,350
Reports and statements to shareholders	5,057
Consulting fees	3,460
Trustees’ fees and expenses	2,157
Other	4,140
807,610
Less:
Expenses reimbursed	(69,285)
Total operating expenses	738,325
NET INVESTMENT INCOME	1,087,690
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	8,704,239
Foreign currencies	6,051
Net realized gain	8,710,290
Net change in unrealized appreciation (depreciation) of:
Investments	(5,256,144)
Foreign currencies	(13,425)
Net change in unrealized appreciation (depreciation)	(5,269,569)
NET REALIZED AND UNREALIZED GAIN	3,440,721
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,528,411
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century International Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,087,690	$1,255,953
Net realized gain	8,710,290	19,672,376
Net change in unrealized appreciation (depreciation)	(5,269,569)	4,049,001
Net increase in net assets resulting from operations	4,528,411	24,977,330
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,522)
Standard Class II	—	(1,238,110)
Service Class	—	(477,065)
	—	(1,717,697)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,951	304,099
Standard Class II	4,597,176	11,700,175
Service Class	3,342,901	8,011,651
Reinvestment of dividends and distributions:
Standard Class	—	2,522
Standard Class II	—	1,238,110
Service Class	—	477,065
	7,944,028	21,733,622
Cost of shares redeemed:
Standard Class	(1,953)	(152,869)
Standard Class II	(7,644,938)	(51,614,372)
Service Class	(4,245,678)	(5,580,824)
	(11,892,569)	(57,348,065)
Decrease in net assets derived from capital share transactions	(3,948,541)	(35,614,443)
NET INCREASE (DECREASE) IN NET ASSETS	579,870	(12,354,810)
NET ASSETS:
Beginning of period	151,174,231	163,529,041
End of period	$151,754,101	$151,174,231
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-4

LVIP American Century International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$12.248	$10.687	$10.730
Income (loss) from investment operations:
Net investment income[3]	0.099	0.111	0.050
Net realized and unrealized gain (loss)	0.282	1.610	(0.012)
Total from investment operations	0.381	1.721	0.038
Less dividends and distributions from:
Net investment income	—	(0.160)	(0.072)
Return of capital	—	—	(0.009)
Total dividends and distributions	—	(0.160)	(0.081)
Net asset value, end of period	$12.629	$12.248	$10.687
Total return[4]	3.11%	16.11%	0.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$204	$196	$10
Ratio of expenses to average net assets	0.85%	0.85%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.95%	0.94%
Ratio of net investment income to average net assets	1.61%	0.93%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52%	0.83%	0.54%
Portfolio turnover	69%	92%	52%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-5

LVIP American Century International Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Standard Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$12.245	$10.684	$10.580	$9.53	$14.86	$14.10
Income (loss) from investment operations:
Net investment income[3]	0.092	0.097	0.058	0.09	0.13	0.14
Net realized and unrealized gain (loss)	0.283	1.610	0.225	1.10	(3.51)	1.05
Total from investment operations	0.375	1.707	0.283	1.19	(3.38)	1.19
Less dividends and distributions from:
Net investment income	—	(0.146)	(0.166)	(0.14)	(0.17)	(0.02)
Net realized gain	—	—	—	—	(1.78)	(0.41)
Return of capital	—	—	(0.013)	—	—	—
Total dividends and distributions	—	(0.146)	(0.179)	(0.14)	(1.95)	(0.43)
Net asset value, end of period	$12.620	$12.245	$10.684	$10.58	$9.53	$14.86
Total return[4]	3.06%	15.98%	2.61%	12.57%	(24.75% )	8.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,854	$105,743	$126,688	$132,504	$126,117	$175,756
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	1.01%	1.10%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.05%	1.05%	1.11%	1.20%	1.29%
Ratio of net investment income to average net assets	1.51%	0.83%	0.53%	0.92%	1.29%	0.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.42%	0.73%	0.43%	0.82%	1.19%	0.67%
Portfolio turnover	69%	92%	52%	52%	40%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP International Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-6

LVIP American Century International Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$12.231	$10.675	$10.560	$9.51	$14.83	$14.07
Income (loss) from investment operations:
Net investment income[3]	0.083	0.080	0.042	0.08	0.12	0.11
Net realized and unrealized gain (loss)	0.282	1.607	0.224	1.10	(3.51)	1.06
Total from investment operations	0.365	1.687	0.266	1.18	(3.39)	1.17
Less dividends and distributions from:
Net investment income	—	(0.131)	(0.138)	(0.13)	(0.15)	— [4]
Net realized gain	—	—	—	—	(1.78)	(0.41)
Return of capital	—	—	(0.013)	—	—	—
Total dividends and distributions	—	(0.131)	(0.151)	(0.13)	(1.93)	(0.41)
Net asset value, end of period	$12.596	$12.231	$10.675	$10.56	$9.51	$14.83
Total return[5]	2.98%	15.81%	2.46%	12.43%	(24.86% )	8.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,696	$45,235	$36,831	$37,264	$35,074	$50,432
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.16%	1.25%	1.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.19%	1.20%	1.20%	1.26%	1.35%	1.44%
Ratio of net investment income to average net assets	1.36%	0.68%	0.38%	0.77%	1.14%	0.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.27%	0.58%	0.28%	0.67%	1.04%	0.52%
Portfolio turnover	69%	92%	52%	52%	40%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP International Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Per-share amount was less than $0.005.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-7

LVIP American Century International Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century International Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP American Century International Fund-8

LVIP American Century International Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP American Century International Fund is $3,032 and $3,028 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.80% of the first $1 billion of the Fund’s average daily net assets; and 0.75% of the Fund’s average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.85% of the Fund’s average daily net assets for the Standard Class, 0.95% for the Standard Class II and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$101,173	$153,530	$254,703
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
LVIP American Century International Fund-9

LVIP American Century International Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$5,902
Legal	981
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $927 for the six months ended June 30, 2026.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$12,013
Management fees payable to LFI	98,327
Distribution fees payable to LFD	9,254
Printing and mailing fees payable to Lincoln Life	399
Shareholder servicing fees payable to Lincoln Life	12,137
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$104,037,525
Sales	107,091,855
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$111,504,353
Aggregate unrealized appreciation of investments	$43,547,638
Aggregate unrealized depreciation of investments	(3,802,017)
Net unrealized appreciation of investments	$39,745,621
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP American Century International Fund-10

LVIP American Century International Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$4,926,658	$—	$4,926,658
Austria	—	1,926,463	—	1,926,463
Belgium	—	2,612,567	—	2,612,567
Bermuda	679,413	—	—	679,413
Canada	6,480,610	—	—	6,480,610
Chile	—	1,045,616	—	1,045,616
China	297,537	—	—	297,537
Denmark	1,636,856	2,337,727	—	3,974,583
France	—	16,627,082	—	16,627,082
Germany	—	8,352,864	—	8,352,864
Greece	—	896,908	—	896,908
Hong Kong	—	3,436,217	—	3,436,217
Ireland	—	2,543,813	—	2,543,813
Italy	—	6,455,145	—	6,455,145
Japan	—	28,666,496	—	28,666,496
Netherlands	—	10,562,818	—	10,562,818
Republic of Korea	—	712,290	—	712,290
Singapore	—	1,386,091	—	1,386,091
Spain	—	4,133,463	—	4,133,463
Sweden	—	3,423,967	—	3,423,967
Switzerland	—	10,613,881	—	10,613,881
Taiwan	—	2,051,146	—	2,051,146
United Kingdom	1,593,792	25,231,506	—	26,825,298
Money Market Fund	2,619,048	—	—	2,619,048
Total Investments	$13,307,256	$137,942,718	$—	$151,249,974
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century International Fund-11

LVIP American Century International Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	330	27,629
Standard Class II	373,866	1,002,351
Service Class	273,508	687,039
Shares reinvested:
Standard Class	—	208
Standard Class II	—	101,994
Service Class	—	39,342
	647,704	1,858,563
Shares redeemed:
Standard Class	(157)	(12,792)
Standard Class II	(621,549)	(4,326,544)
Service Class	(344,019)	(478,398)
	(965,725)	(4,817,734)
Net decrease	(318,021)	(2,959,171)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP American Century International Fund-12

LVIP American Century International Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
At a meeting held on March 4-5, 2026, of the Board of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP MFS International Growth Fund, also a series of the Trust (the "Acquiring Fund") (the "Reorganization"). The Reorganization is not expected to be a taxable event for contract holders. More Information about the Acquiring Fund and the definitive terms of the proposed Reorganization will be included in proxy materials.
The Reorganization is subject to certain conditions, including approval by shareholders of the Fund. Proxy materials regarding the Reorganization will be distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, who are shareholders of the Fund, as of the close of business on June 15, 2026 ("Record Date"). A meeting of shareholders, as of the Record Date, to consider the Reorganization is scheduled to be held on or about October 7, 2026, and the Fund's Reorganization is expected to be completed on or about October 9, 2026 ("Closing Date").
Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.
LVIP American Century International Fund-13

LVIP American Century Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Century Mid Cap Value Fund

LVIP American Century Mid Cap Value Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.92%
Aerospace & Defense–1.58%
L3Harris Technologies, Inc.	16,715	$4,857,212
Textron, Inc.	29,582	2,713,557
		7,570,769
Automobile Components–1.56%
BorgWarner, Inc.	36,036	2,392,790
Cie Generale des Etablissements Michelin SCA	62,874	2,428,840
Gentex Corp.	104,383	2,637,758
		7,459,388
Banks–7.06%
Commerce Bancshares, Inc.	165,119	9,535,622
First Hawaiian, Inc.	111,809	3,276,004
Prosperity Bancshares, Inc.	92,838	6,779,959
Truist Financial Corp.	113,102	5,634,742
U.S. Bancorp	94,129	5,685,391
Westamerica BanCorp	48,733	2,859,165
		33,770,883
Beverages–0.74%
Heineken NV	42,372	3,557,662
		3,557,662
Building Products–3.27%
A.O. Smith Corp.	70,952	4,450,109
Daikin Industries Ltd.	23,500	3,584,660
Masco Corp.	36,823	2,996,288
Owens Corning	28,943	4,600,779
		15,631,836
Capital Markets–3.75%
Ameriprise Financial, Inc.	9,528	4,371,065
Northern Trust Corp.	41,560	7,224,791
Raymond James Financial, Inc.	19,041	2,894,803
T. Rowe Price Group, Inc.	30,619	3,481,074
		17,971,733
Chemicals–1.09%
CF Industries Holdings, Inc.	17,883	1,936,014
PPG Industries, Inc.	26,891	3,261,609
		5,197,623
Commercial Services & Supplies–0.35%
Republic Services, Inc.	7,943	1,692,494
		1,692,494
Communications Equipment–0.84%
†F5, Inc.	9,606	3,995,712
		3,995,712
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.82%
†Amrize Ltd.	73,749	$3,930,822
		3,930,822
Consumer Staples Distribution & Retail–1.38%
Koninklijke Ahold Delhaize NV	107,596	4,329,918
Target Corp.	17,345	2,265,430
		6,595,348
Containers & Packaging–1.64%
Packaging Corp. of America	32,924	7,845,131
		7,845,131
Distributors–0.58%
Pool Corp.	13,010	2,795,849
		2,795,849
Electric Utilities–5.93%
Duke Energy Corp.	45,253	5,728,125
Evergy, Inc.	90,837	7,851,042
Eversource Energy	22,302	1,611,766
Pinnacle West Capital Corp.	15,710	1,680,970
PPL Corp.	103,555	3,764,224
Xcel Energy, Inc.	96,768	7,770,470
		28,406,597
Electrical Equipment–0.83%
Sensata Technologies Holding PLC	82,919	3,958,553
		3,958,553
Electronic Equipment, Instruments & Components–2.66%
CDW Corp.	25,773	3,624,715
Ralliant Corp.	55,355	4,075,789
TE Connectivity PLC	14,148	2,852,378
Vontier Corp.	75,453	2,188,137
		12,741,019
Energy Equipment & Services–2.46%
Baker Hughes Co.	129,917	7,210,394
SLB Ltd.	97,788	4,546,164
		11,756,558
Food Products–0.37%
Mondelez International, Inc. Class A	30,804	1,781,703
		1,781,703
Gas Utilities–2.23%
ONE Gas, Inc.	86,776	6,687,827
Spire, Inc.	50,969	3,980,169
		10,667,996
Ground Transportation–2.22%
Canadian Pacific Kansas City Ltd.	40,900	3,545,964
LVIP American Century Mid Cap Value Fund-1

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
CSX Corp.	78,004	$3,707,530
Norfolk Southern Corp.	10,757	3,384,045
		10,637,539
Health Care Equipment & Supplies–6.50%
Becton Dickinson & Co.	50,784	7,685,143
†Envista Holdings Corp.	129,838	3,421,231
GE HealthCare Technologies, Inc.	89,973	5,759,172
Medtronic PLC	59,753	4,674,477
Zimmer Biomet Holdings, Inc.	111,328	9,584,227
		31,124,250
Health Care Providers & Services–7.05%
Cencora, Inc.	16,497	4,668,321
†Henry Schein, Inc.	112,936	9,432,415
Humana, Inc.	5,444	2,162,465
Labcorp Holdings, Inc.	31,120	8,713,600
Quest Diagnostics, Inc.	21,518	4,560,740
Universal Health Services, Inc. Class B	28,397	4,222,350
		33,759,891
Health Care REITs–1.81%
CareTrust REIT, Inc.	44,686	1,803,080
Healthpeak Properties, Inc.	164,379	3,517,710
Ventas, Inc.	37,766	3,353,621
		8,674,411
Hotels, Restaurants & Leisure–0.57%
Sodexo SA	46,799	2,706,889
		2,706,889
Household Durables–1.53%
†Mohawk Industries, Inc.	15,018	1,822,134
PulteGroup, Inc.	39,913	5,476,463
		7,298,597
Household Products–2.60%
Colgate-Palmolive Co.	20,381	1,868,530
Kimberly-Clark Corp.	96,260	10,566,460
		12,434,990
Insurance–6.32%
Allstate Corp.	26,224	6,239,738
Hanover Insurance Group, Inc.	3,922	839,779
Marsh & McLennan Cos., Inc.	41,889	6,981,640
Reinsurance Group of America, Inc.	29,679	6,311,239
Selective Insurance Group, Inc.	26,208	2,542,438
Willis Towers Watson PLC	27,998	7,317,837
		30,232,671
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.93%
†Akamai Technologies, Inc.	28,791	$3,403,384
Amdocs Ltd.	65,439	3,307,287
Cognizant Technology Solutions Corp. Class A	65,701	2,544,600
		9,255,271
Life Sciences Tools & Services–1.42%
†IQVIA Holdings, Inc.	26,259	5,073,764
†Waters Corp.	4,655	1,745,811
		6,819,575
Machinery–4.04%
Cummins, Inc.	3,421	2,439,891
Fortive Corp.	43,164	2,636,889
†Gates Industrial Corp. PLC	61,938	1,732,406
IDEX Corp.	7,112	1,614,068
Oshkosh Corp.	18,393	2,822,958
PACCAR, Inc.	14,053	1,688,046
Stanley Black & Decker, Inc.	33,156	3,120,643
Timken Co.	11,148	1,620,027
Toro Co.	17,268	1,682,249
		19,357,177
Media–0.56%
Publicis Groupe SA	26,937	2,661,992
		2,661,992
Metals & Mining–0.78%
Reliance, Inc.	10,027	3,746,087
		3,746,087
Multi-Utilities–1.58%
Northwestern Energy Group, Inc.	52,636	3,769,790
WEC Energy Group, Inc.	32,376	3,780,546
		7,550,336
Oil, Gas & Consumable Fuels–4.56%
Devon Energy Corp.	48,086	1,986,914
Diamondback Energy, Inc.	35,984	6,325,268
Enterprise Products Partners LP	204,265	7,508,781
EQT Corp.	65,317	3,472,905
Phillips 66	15,088	2,550,626
		21,844,494
Passenger Airlines–0.80%
Southwest Airlines Co.	74,465	3,828,990
		3,828,990
Personal Care Products–0.48%
Estee Lauder Cos., Inc. Class A	17,772	1,403,100
Kenvue, Inc.	47,449	906,750
		2,309,850
LVIP American Century Mid Cap Value Fund-2

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–1.62%
Equity Residential	93,664	$6,362,596
Essex Property Trust, Inc.	4,794	1,397,882
		7,760,478
Retail REITs–2.20%
Agree Realty Corp.	27,986	2,119,660
Realty Income Corp.	106,691	6,610,574
Regency Centers Corp.	22,420	1,787,771
		10,518,005
Semiconductors & Semiconductor Equipment–1.92%
Infineon Technologies AG	35,856	3,377,703
NXP Semiconductors NV	11,938	3,354,936
Teradyne, Inc.	5,041	2,439,038
		9,171,677
Software–0.84%
Roper Technologies, Inc.	8,060	2,727,423
†Trimble, Inc.	24,882	1,273,461
		4,000,884
Specialized REITs–2.25%
American Tower Corp.	22,610	3,698,318
Iron Mountain, Inc.	24,059	3,038,892
Public Storage	7,432	2,365,680
VICI Properties, Inc.	63,134	1,676,208
		10,779,098
Specialty Retail–0.10%
Tractor Supply Co.	15,286	483,190
		483,190
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–1.08%
Hewlett Packard Enterprise Co.	51,671	$2,330,879
HP, Inc.	130,166	2,855,842
		5,186,721
Trading Companies & Distributors–3.02%
Bunzl PLC	203,244	7,092,969
MSC Industrial Direct Co., Inc. Class A	41,853	4,978,414
Sunbelt Rentals Holdings, Inc.	31,544	2,359,807
		14,431,190
Total Common Stock (Cost $380,224,569)		463,901,929
PREFERRED STOCK–0.46%
Henkel AG & Co. KGaA 2.82%	25,950	2,182,386
Total Preferred Stock (Cost $1,645,911)		2,182,386

MONEY MARKET FUND–2.54%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	12,156,811	12,156,811
Total Money Market Fund (Cost $12,156,811)		12,156,811

TOTAL INVESTMENTS–99.92% (Cost $394,027,291)	478,241,126
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	404,043
NET ASSETS APPLICABLE TO 22,153,348 SHARES OUTSTANDING–100.00%	$478,645,169
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND STANDARD CLASS ($13,020 / 603 Shares)	$21.601
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND STANDARD CLASS II ($167,359,220 / 7,753,993 Shares)	$21.584
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND SERVICE CLASS ($311,272,929 / 14,398,752 Shares)	$21.618
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$347,788,648
Distributable earnings/(accumulated loss)	130,856,521
TOTAL NET ASSETS	$478,645,169

†Non-income producing.
LVIP American Century Mid Cap Value Fund-3

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)

★Includes $6,319 expense reimbursement receivable from Lincoln Financial Investments Corporation, $2,130,971 payable for securities purchased, $271,349 payable for fund shares redeemed, $16,603 other accrued expenses payable, $359,847 due to manager and affiliates,
$800 due to custodian, $15,234 payable for audit fee and $16,966 payable for fund accounting fee as of June 30, 2026.

The following foreign currency exchange contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(301,136)	USD	212,913	9/25/26	$—	$(241)
BOA	EUR	(3,870,327)	USD	4,444,420	9/25/26	6,133	—
BOA	GBP	(3,034,082)	USD	4,022,143	9/25/26	—	(2,442)
BOA	JPY	(488,588,500)	USD	3,053,545	9/25/26	27,469	—
CBK	EUR	(3,870,327)	USD	4,445,956	9/25/26	7,670	—
GS	CAD	(1,839,491)	USD	1,304,026	9/25/26	1,972	—
GS	CAD	(345,689)	USD	244,454	9/25/26	—	(237)
JPM	CAD	(1,839,492)	USD	1,304,083	9/25/26	2,030	—
JPM	GBP	(3,034,082)	USD	4,022,515	9/25/26	—	(2,070)
MSC	EUR	(3,870,327)	USD	4,443,512	9/25/26	5,225	—
UBS	EUR	(3,870,327)	USD	4,443,886	9/25/26	5,599	—
Total Foreign Currency Exchange Contracts						$56,098	$(4,990)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
BOA–Bank of America
CAD–Canadian Dollar
CBK–Citibank NA
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-4

LVIP American Century Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $57,806)	$5,960,374
EXPENSES:
Management fees	1,625,439
Distribution fees-Service Class	379,694
Shareholder servicing fees	147,661
Accounting and administration expenses	51,282
Professional fees	25,317
Custodian fees	12,296
Trustees’ fees and expenses	7,011
Reports and statements to shareholders	6,679
Pricing fees	4,940
Consulting fees	4,931
Index fees	3,221
Other	8,088
2,276,559
Less:
Expenses reimbursed	(51,780)
Total operating expenses	2,224,779
NET INVESTMENT INCOME	3,735,595
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	18,924,495
Foreign currencies	(9,665)
Foreign currency exchange contracts	984,846
Net realized gain	19,899,676
Net change in unrealized appreciation (depreciation) of:
Investments	27,204,147
Foreign currencies	(5,486)
Foreign currency exchange contracts	107,303
Net change in unrealized appreciation (depreciation)	27,305,964
NET REALIZED AND UNREALIZED GAIN	47,205,640
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,941,235
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,735,595	$9,398,754
Net realized gain	19,899,676	40,877,090
Net change in unrealized appreciation (depreciation)	27,305,964	(1,116,494)
Net increase in net assets resulting from operations	50,941,235	49,159,350
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,159)
Standard Class II	—	(16,083,492)
Service Class	—	(37,588,251)
	—	(53,672,902)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class II	8,235,981	18,041,586
Service Class	13,399,176	33,441,280
Reinvestment of dividends and distributions:
Standard Class	—	1,159
Standard Class II	—	16,083,492
Service Class	—	37,588,251
	21,635,157	105,155,768
Cost of shares redeemed:
Standard Class II	(17,290,676)	(46,130,782)
Service Class	(36,073,742)	(225,549,155)
	(53,364,418)	(271,679,937)
Decrease in net assets derived from capital share transactions	(31,729,261)	(166,524,169)
NET INCREASE (DECREASE) IN NET ASSETS	19,211,974	(171,037,721)
NET ASSETS:
Beginning of period	459,433,195	630,470,916
End of period	$478,645,169	$459,433,195
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-5

LVIP American Century Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$19.355	$19.662	$19.120
Income from investment operations:
Net investment income[3]	0.191	0.361	0.261
Net realized and unrealized gain	2.055	1.410	1.091
Total from investment operations	2.246	1.771	1.352
Less dividends and distributions from:
Net investment income	—	(0.399)	(0.439)
Net realized gain	—	(1.679)	(0.371)
Total dividends and distributions	—	(2.078)	(0.810)
Net asset value, end of period	$21.601	$19.355	$19.662
Total return[4]	11.60%	9.11%	6.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$12	$11
Ratio of expenses to average net assets	0.76%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	1.81%	1.77%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.79%	1.75%	1.82%
Portfolio turnover	46%	86%	54%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-6

LVIP American Century Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Standard Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$19.350	$19.657	$19.440	$21.15	$25.03	$20.55
Income (loss) from investment operations:
Net investment income[3]	0.174	0.337	0.345	0.37	0.42	0.34
Net realized and unrealized gain (loss)	2.060	1.413	1.337	0.71	(0.57)	4.41
Total from investment operations	2.234	1.750	1.682	1.08	(0.15)	4.75
Less dividends and distributions from:
Net investment income	—	(0.378)	(0.515)	(0.45)	(0.50)	(0.27)
Net realized gain	—	(1.679)	(0.950)	(2.34)	(3.23)	—
Total dividends and distributions	—	(2.057)	(1.465)	(2.79)	(3.73)	(0.27)
Net asset value, end of period	$21.584	$19.350	$19.657	$19.44	$21.15	$25.03
Total return[4]	11.55%	8.99%	8.73%	6.13%	(1.19% )	23.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$167,359	$158,650	$172,495	$178,367	$172,440	$182,236
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.85%	0.80%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.88%	0.87%	0.85%	0.86%	0.94%
Ratio of net investment income to average net assets	1.71%	1.68%	1.74%	1.91%	1.92%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.69%	1.66%	1.73%	1.91%	1.86%	1.33%
Portfolio turnover	46%	86%	54%	47%	74%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29,2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-7

LVIP American Century Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$19.395	$19.679	$19.470	$21.17	$25.05	$20.57
Income (loss) from investment operations:
Net investment income[3]	0.159	0.307	0.316	0.34	0.39	0.31
Net realized and unrealized gain (loss)	2.064	1.413	1.329	0.73	(0.57)	4.41
Total from investment operations	2.223	1.720	1.645	1.07	(0.18)	4.72
Less dividends and distributions from:
Net investment income	—	(0.325)	(0.486)	(0.43)	(0.47)	(0.24)
Net realized gain	—	(1.679)	(0.950)	(2.34)	(3.23)	—
Total dividends and distributions	—	(2.004)	(1.436)	(2.77)	(3.70)	(0.24)
Net asset value, end of period	$21.618	$19.395	$19.679	$19.47	$21.17	$25.05
Total return[4]	11.46%	8.83%	8.52%	6.03%	(1.38% )	23.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$311,273	$300,771	$457,965	$481,719	$507,485	$541,594
Ratio of expenses to average net assets	1.01%	1.01%	1.01%	1.00%	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.03%	1.02%	1.00%	1.01%	1.09%
Ratio of net investment income to average net assets	1.56%	1.53%	1.59%	1.76%	1.77%	1.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.54%	1.51%	1.58%	1.76%	1.71%	1.18%
Portfolio turnover	46%	86%	54%	47%	74%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-8

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP American Century Mid Cap Value Fund-9

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP American Century Mid Cap Value Fund is $23 and $23 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.76% of the Fund’s average daily net assets for the Standard Class, 0.86% for the Standard Class II  and 1.01% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century Mid Cap Value Fund-10

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$64,480	$103,514	$167,994
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$18,389
Legal	3,058
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $44 for the six months ended June 30, 2026.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$6,319
Management fees payable to LFI	271,768
Distribution fees payable to LFD	63,329
Shareholder servicing fees payable to Lincoln Life	24,750
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2026, the Fund engaged in securities sales of $82,101, which resulted in net realized losses of $18,832.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$216,615,457
Sales	242,957,986
LVIP American Century Mid Cap Value Fund-11

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$394,027,291
Aggregate unrealized appreciation of investments and derivatives	$93,912,973
Aggregate unrealized depreciation of investments and derivatives	(9,648,030)
Net unrealized appreciation of investments and derivatives	$84,264,943
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Mid Cap Value Fund-12

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,570,769	$—	$—	$7,570,769
Automobile Components	5,030,548	2,428,840	—	7,459,388
Banks	33,770,883	—	—	33,770,883
Beverages	—	3,557,662	—	3,557,662
Building Products	12,047,176	3,584,660	—	15,631,836
Capital Markets	17,971,733	—	—	17,971,733
Chemicals	5,197,623	—	—	5,197,623
Commercial Services & Supplies	1,692,494	—	—	1,692,494
Communications Equipment	3,995,712	—	—	3,995,712
Construction Materials	3,930,822	—	—	3,930,822
Consumer Staples Distribution & Retail	6,595,348	—	—	6,595,348
Containers & Packaging	7,845,131	—	—	7,845,131
Distributors	2,795,849	—	—	2,795,849
Electric Utilities	28,406,597	—	—	28,406,597
Electrical Equipment	3,958,553	—	—	3,958,553
Electronic Equipment, Instruments & Components	12,741,019	—	—	12,741,019
Energy Equipment & Services	11,756,558	—	—	11,756,558
Food Products	1,781,703	—	—	1,781,703
Gas Utilities	10,667,996	—	—	10,667,996
Ground Transportation	10,637,539	—	—	10,637,539
Health Care Equipment & Supplies	31,124,250	—	—	31,124,250
Health Care Providers & Services	33,759,891	—	—	33,759,891
Health Care REITs	8,674,411	—	—	8,674,411
Hotels, Restaurants & Leisure	—	2,706,889	—	2,706,889
Household Durables	7,298,597	—	—	7,298,597
Household Products	12,434,990	—	—	12,434,990
Insurance	30,232,671	—	—	30,232,671
IT Services	9,255,271	—	—	9,255,271
Life Sciences Tools & Services	6,819,575	—	—	6,819,575
Machinery	19,357,177	—	—	19,357,177
Media	—	2,661,992	—	2,661,992
Metals & Mining	3,746,087	—	—	3,746,087
Multi-Utilities	7,550,336	—	—	7,550,336
Oil, Gas & Consumable Fuels	21,844,494	—	—	21,844,494
Passenger Airlines	3,828,990	—	—	3,828,990
Personal Care Products	2,309,850	—	—	2,309,850
Residential REITs	7,760,478	—	—	7,760,478
Retail REITs	10,518,005	—	—	10,518,005
Semiconductors & Semiconductor Equipment	5,793,974	3,377,703	—	9,171,677
Software	4,000,884	—	—	4,000,884
Specialized REITs	10,779,098	—	—	10,779,098
Specialty Retail	483,190	—	—	483,190
Technology Hardware, Storage & Peripherals	5,186,721	—	—	5,186,721
Trading Companies & Distributors	7,338,221	7,092,969	—	14,431,190
Preferred Stock	—	2,182,386	—	2,182,386
LVIP American Century Mid Cap Value Fund-13

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$12,156,811	$—	$—	$12,156,811
Total Investments	$450,648,025	$27,593,101	$—	$478,241,126
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$56,098	$—	$56,098
Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,990)	$—	$(4,990)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	—	—
Standard Class II	401,499	902,746
Service Class	649,935	1,667,113
Shares reinvested:
Standard Class	—	59
Standard Class II	—	817,826
Service Class	—	1,901,679
	1,051,434	5,289,423
Shares redeemed:
Standard Class	—	—
Standard Class II	(846,679)	(2,296,795)
Service Class	(1,759,020)	(11,332,987)
	(2,605,699)	(13,629,782)
Net decrease	(1,554,265)	(8,340,359)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
LVIP American Century Mid Cap Value Fund-14

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$56,098	Receivables and other assets net of liabilities	$(4,990)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$984,846	$107,303
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$2,935,341	$35,554,376
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP American Century Mid Cap Value Fund-15

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Mid Cap Value Fund-16

LVIP American Century Select Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.29%
Aerospace & Defense–3.07%
†Axon Enterprise, Inc.	2,096	$1,175,039
Curtiss-Wright Corp.	1,657	1,255,608
FTAI Aviation Ltd.	3,934	1,064,265
HEICO Corp.	3,064	1,091,366
Howmet Aerospace, Inc.	7,735	2,079,632
L3Harris Technologies, Inc.	12,435	3,613,487
†Rocket Lab Corp.	18,498	1,880,322
Textron, Inc.	22,024	2,020,261
		14,179,980
Automobile Components–1.21%
BorgWarner, Inc.	26,799	1,779,454
Cie Generale des Etablissements Michelin SCA	47,093	1,819,215
Gentex Corp.	78,380	1,980,662
		5,579,331
Banks–5.56%
Commerce Bancshares, Inc.	122,932	7,099,340
First Hawaiian, Inc.	84,184	2,466,591
†NU Holdings Ltd. Class A	43,345	579,089
Prosperity Bancshares, Inc.	67,963	4,963,338
Truist Financial Corp.	84,426	4,206,103
U.S. Bancorp	70,079	4,232,772
Westamerica BanCorp	36,208	2,124,324
		25,671,557
Beverages–0.55%
Heineken NV	30,351	2,548,348
		2,548,348
Biotechnology–1.22%
†Alnylam Pharmaceuticals, Inc.	6,866	2,066,872
†Insmed, Inc.	10,031	1,069,505
†Natera, Inc.	6,271	1,702,263
†Viking Therapeutics, Inc.	20,468	798,457
		5,637,097
Broadline Retail–0.21%
†Coupang, Inc.	56,948	989,187
		989,187
Building Products–2.73%
A.O. Smith Corp.	53,374	3,347,617
Daikin Industries Ltd.	17,700	2,699,935
Johnson Controls International PLC	6,136	896,531
Masco Corp.	27,039	2,200,163
Owens Corning	21,664	3,443,710
		12,587,956
Capital Markets–3.16%
Ameriprise Financial, Inc.	7,082	3,248,938
Northern Trust Corp.	31,145	5,414,247
Raymond James Financial, Inc.	14,232	2,163,691
†Robinhood Markets, Inc. Class A	11,414	1,144,596
T. Rowe Price Group, Inc.	23,001	2,614,984
		14,586,456
Chemicals–1.03%
CF Industries Holdings, Inc.	13,422	1,453,066
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Element Solutions, Inc.	17,747	$847,419
PPG Industries, Inc.	20,147	2,443,630
		4,744,115
Commercial Services & Supplies–0.45%
Republic Services, Inc.	9,671	2,060,697
		2,060,697
Communications Equipment–0.82%
†Ciena Corp.	758	371,845
†F5, Inc.	7,152	2,974,946
†Lumentum Holdings, Inc.	490	420,449
		3,767,240
Construction & Engineering–0.71%
Comfort Systems USA, Inc.	1,022	2,025,553
Quanta Services, Inc.	1,762	1,268,710
		3,294,263
Construction Materials–0.93%
†Amrize Ltd.	54,906	2,926,490
Vulcan Materials Co.	4,670	1,377,696
		4,304,186
Consumer Staples Distribution & Retail–1.27%
Casey's General Stores, Inc.	1,178	936,262
Koninklijke Ahold Delhaize NV	79,969	3,218,142
Target Corp.	12,962	1,692,967
		5,847,371
Containers & Packaging–1.26%
Packaging Corp. of America	24,484	5,834,047
		5,834,047
Distributors–0.45%
Pool Corp.	9,669	2,077,868
		2,077,868
Diversified Consumer Services–0.05%
†Duolingo, Inc.	2,113	243,037
		243,037
Electric Utilities–4.58%
Duke Energy Corp.	33,754	4,272,581
Evergy, Inc.	67,628	5,845,088
Eversource Energy	16,604	1,199,971
Pinnacle West Capital Corp.	11,696	1,251,472
PPL Corp.	77,010	2,799,314
Xcel Energy, Inc.	71,987	5,780,556
		21,148,982
Electrical Equipment–0.93%
Hubbell, Inc.	935	489,192
Sensata Technologies Holding PLC	61,664	2,943,839
Vertiv Holdings Co. Class A	2,597	869,528
		4,302,559
Electronic Equipment, Instruments & Components–2.15%
CDW Corp.	19,352	2,721,665
†Coherent Corp.	1,075	424,055
Ralliant Corp.	41,166	3,031,053
TE Connectivity PLC	10,644	2,145,937
Vontier Corp.	56,130	1,627,770
		9,950,480
LVIP American Century Select Mid Cap Managed Volatility Fund-1

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–1.94%
Baker Hughes Co.	96,615	$5,362,132
SLB Ltd.	72,700	3,379,823
TechnipFMC PLC	3,655	242,327
		8,984,282
Entertainment–0.56%
†Live Nation Entertainment, Inc.	2,462	450,817
†ROBLOX Corp. Class A	14,110	767,302
†Spotify Technology SA	1,606	737,363
†Take-Two Interactive Software, Inc.	2,583	645,698
		2,601,180
Financial Services–0.60%
†Affirm Holdings, Inc.	13,921	1,135,257
†Corpay, Inc.	2,544	847,839
†Toast, Inc. Class A	28,074	781,019
		2,764,115
Food Products–0.29%
Mondelez International, Inc. Class A	22,908	1,324,999
		1,324,999
Gas Utilities–1.71%
ONE Gas, Inc.	64,131	4,942,576
Spire, Inc.	37,917	2,960,939
		7,903,515
Ground Transportation–2.02%
Canadian Pacific Kansas City Ltd.	30,407	2,636,238
CSX Corp.	58,028	2,758,071
Norfolk Southern Corp.	8,074	2,540,000
†XPO, Inc.	6,812	1,398,435
		9,332,744
Health Care Equipment & Supplies–5.62%
Becton Dickinson & Co.	37,809	5,721,636
†Dexcom, Inc.	15,928	1,072,751
†Envista Holdings Corp.	97,650	2,573,077
GE HealthCare Technologies, Inc.	67,185	4,300,512
†IDEXX Laboratories, Inc.	3,152	1,659,339
Medtronic PLC	44,565	3,486,320
Zimmer Biomet Holdings, Inc.	82,766	7,125,325
		25,938,960
Health Care Providers & Services–5.82%
Cencora, Inc.	18,289	5,175,421
†Henry Schein, Inc.	83,961	7,012,423
Humana, Inc.	4,096	1,627,013
Labcorp Holdings, Inc.	23,405	6,553,400
Quest Diagnostics, Inc.	16,008	3,392,896
Universal Health Services, Inc. Class B	21,111	3,138,994
		26,900,147
Health Care REITs–1.41%
CareTrust REIT, Inc.	33,221	1,340,467
Healthpeak Properties, Inc.	122,925	2,630,595
Ventas, Inc.	28,418	2,523,519
		6,494,581
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.92%
†Chipotle Mexican Grill, Inc.	49,664	$1,688,576
†DoorDash, Inc. Class A	2,785	513,916
Expedia Group, Inc.	2,096	536,324
Hilton Worldwide Holdings, Inc.	6,047	1,998,292
Royal Caribbean Cruises Ltd.	2,611	829,071
Sodexo SA	35,100	2,030,210
Texas Roadhouse, Inc.	1,800	347,814
†Viking Holdings Ltd.	7,396	774,139
Wingstop, Inc.	802	139,075
		8,857,417
Household Durables–1.19%
†Mohawk Industries, Inc.	11,201	1,359,017
PulteGroup, Inc.	30,005	4,116,986
		5,476,003
Household Products–2.10%
Church & Dwight Co., Inc.	3,811	369,210
Colgate-Palmolive Co.	15,302	1,402,887
Kimberly-Clark Corp.	72,400	7,947,348
		9,719,445
Independent Power and Renewable Electricity Producers–0.26%
Vistra Corp.	7,578	1,202,098
		1,202,098
Insurance–4.89%
Allstate Corp.	19,496	4,638,878
Hanover Insurance Group, Inc.	3,084	660,346
Marsh & McLennan Cos., Inc.	31,151	5,191,937
Reinsurance Group of America, Inc.	22,282	4,738,267
Selective Insurance Group, Inc.	19,661	1,907,314
Willis Towers Watson PLC	20,845	5,448,258
		22,585,000
Interactive Media & Services–0.35%
†Reddit, Inc. Class A	9,406	1,632,693
		1,632,693
IT Services–3.33%
†Akamai Technologies, Inc.	21,616	2,555,227
Amdocs Ltd.	47,021	2,376,441
†Cloudflare, Inc. Class A	10,349	2,538,403
Cognizant Technology Solutions Corp. Class A	48,186	1,866,244
†CoreWeave, Inc. Class A	8,554	851,465
†Okta, Inc.	10,895	1,486,623
†Snowflake, Inc. Class A	11,165	2,841,492
†Twilio, Inc. Class A	4,247	876,284
		15,392,179
Life Sciences Tools & Services–1.17%
†IQVIA Holdings, Inc.	19,740	3,814,163
†Waters Corp.	3,484	1,306,639
West Pharmaceutical Services, Inc.	810	290,790
		5,411,592
Machinery–3.31%
Crane Co.	3,485	777,399
Cummins, Inc.	2,596	1,851,493
LVIP American Century Select Mid Cap Managed Volatility Fund-2

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Fortive Corp.	32,470	$1,983,592
†Gates Industrial Corp. PLC	46,076	1,288,746
IDEX Corp.	5,328	1,209,190
Oshkosh Corp.	13,807	2,119,098
PACCAR, Inc.	10,451	1,255,374
Stanley Black & Decker, Inc.	24,888	2,342,459
Timken Co.	8,291	1,204,848
Toro Co.	12,842	1,251,068
		15,283,267
Media–0.50%
†EchoStar Corp. Class A	2,955	299,932
Publicis Groupe SA	20,197	1,995,926
		2,295,858
Metals & Mining–0.78%
†Capstone Copper Corp.	44,292	406,928
†MP Materials Corp.	7,612	426,348
Reliance, Inc.	7,457	2,785,935
		3,619,211
Multi-Utilities–1.22%
Northwestern Energy Group, Inc.	39,132	2,802,634
WEC Energy Group, Inc.	24,085	2,812,405
		5,615,039
Oil, Gas & Consumable Fuels–4.31%
Cameco Corp.	8,177	832,909
Devon Energy Corp.	35,749	1,477,149
Diamondback Energy, Inc.	26,790	4,709,146
Enterprise Products Partners LP	151,859	5,582,337
EQT Corp.	48,719	2,590,389
Permian Resources Corp. Class A	24,683	454,414
Phillips 66	11,233	1,898,939
Targa Resources Corp.	6,532	1,751,491
Texas Pacific Land Corp.	1,371	600,004
		19,896,778
Passenger Airlines–0.62%
Southwest Airlines Co.	55,395	2,848,411
		2,848,411
Personal Care Products–0.37%
Estee Lauder Cos., Inc. Class A	13,231	1,044,588
Kenvue, Inc.	35,422	676,914
		1,721,502
Pharmaceuticals–0.17%
†Structure Therapeutics, Inc. ADR	14,900	799,683
		799,683
Professional Services–0.11%
†CACI International, Inc. Class A	1,102	510,512
		510,512
Residential REITs–1.26%
Equity Residential	70,460	4,786,348
Essex Property Trust, Inc.	3,564	1,039,227
		5,825,575
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–1.69%
Agree Realty Corp.	20,812	$1,576,301
Realty Income Corp.	78,855	4,885,856
Regency Centers Corp.	16,777	1,337,798
		7,799,955
Semiconductors & Semiconductor Equipment–3.21%
†Astera Labs, Inc.	3,688	1,781,378
†Credo Technology Group Holding Ltd.	3,152	857,186
Infineon Technologies AG	26,699	2,515,096
†Lattice Semiconductor Corp.	7,282	1,113,855
†MACOM Technology Solutions Holdings, Inc.	3,451	1,312,657
Monolithic Power Systems, Inc.	749	1,035,388
NXP Semiconductors NV	8,878	2,494,984
†SiTime Corp.	738	550,223
STMicroelectronics NV	5,893	441,327
Teradyne, Inc.	5,617	2,717,729
		14,819,823
Software–1.96%
†Cadence Design Systems, Inc.	3,469	1,301,985
†Datadog, Inc. Class A	10,809	2,814,231
†Fair Isaac Corp.	444	530,482
Roper Technologies, Inc.	6,001	2,030,679
†Samsara, Inc. Class A	30,959	1,004,000
†ServiceNow, Inc.	4,358	432,662
†Trimble, Inc.	18,525	948,110
		9,062,149
Specialized REITs–1.73%
American Tower Corp.	16,566	2,709,701
Iron Mountain, Inc.	17,912	2,262,465
Public Storage	5,525	1,758,663
VICI Properties, Inc.	47,352	1,257,195
		7,988,024
Specialty Retail–0.40%
†Burlington Stores, Inc.	4,634	1,468,051
Tractor Supply Co.	11,380	359,722
		1,827,773
Technology Hardware, Storage & Peripherals–1.01%
†Everpure, Inc. Class A	10,039	790,973
Hewlett Packard Enterprise Co.	38,799	1,750,223
HP, Inc.	97,787	2,145,446
		4,686,642
Textiles, Apparel & Luxury Goods–0.25%
†On Holding AG Class A	12,396	439,066
Tapestry, Inc.	4,793	701,600
		1,140,666
Trading Companies & Distributors–2.87%
Bunzl PLC	151,146	5,274,812
Fastenal Co.	30,716	1,475,290
MSC Industrial Direct Co., Inc. Class A	31,135	3,703,508
LVIP American Century Select Mid Cap Managed Volatility Fund-3

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Sunbelt Rentals Holdings, Inc.	23,561	$1,762,598
WESCO International, Inc.	2,948	1,018,328
		13,234,536
Total Common Stock (Cost $355,512,287)		430,851,111
PREFERRED STOCK–0.34%
Henkel AG & Co. KGaA 2.82%	19,025	1,599,996
Total Preferred Stock (Cost $1,203,849)		1,599,996

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–6.15%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	28,396,168	$28,396,168
Total Money Market Fund (Cost $28,396,168)		28,396,168

TOTAL INVESTMENTS–99.78% (Cost $385,112,304)	460,847,275
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	995,016
NET ASSETS APPLICABLE TO 31,690,022 SHARES OUTSTANDING–100.00%	$461,842,291
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($28,367 / 1,938 Shares)	$14.638
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($461,813,924 / 31,688,084 Shares)	$14.574
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$349,757,359
Distributable earnings/(accumulated loss)	112,084,932
TOTAL NET ASSETS	$461,842,291

†Non-income producing.

★Includes $1,322,110 cash collateral held at broker for futures contracts, $128,787 variation margin due from broker on futures contracts,
$1,562,037 payable for securities purchased, $349,535 payable for fund shares redeemed, $17,302 other accrued expenses payable, $412,632 due to manager and affiliates, $652 due to custodian, $16,426 payable for audit fee and $18,297 payable for fund accounting fee as of June
30, 2026.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(223,017)	USD	157,680	9/25/26	$—	$(179)
BOA	EUR	(2,868,348)	USD	3,293,816	9/25/26	4,545	—
BOA	GBP	(2,265,793)	USD	3,003,658	9/25/26	—	(1,823)
BOA	JPY	(368,000,700)	USD	2,299,905	9/25/26	20,689	—
CBK	EUR	(2,868,348)	USD	3,294,955	9/25/26	5,685	—
GS	CAD	(1,375,521)	USD	975,114	9/25/26	1,475	—
GS	CAD	(241,954)	USD	171,097	9/25/26	—	(166)
JPM	CAD	(1,375,521)	USD	975,157	9/25/26	1,518	—
JPM	GBP	(2,265,793)	USD	3,003,935	9/25/26	—	(1,546)
MSC	EUR	(2,868,348)	USD	3,293,143	9/25/26	3,872	—
UBS	EUR	(2,868,348)	USD	3,293,421	9/25/26	4,150	—
Total Foreign Currency Exchange Contracts						$41,934	$(3,714)
LVIP American Century Select Mid Cap Managed Volatility Fund-4

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
5	CME British Pound Currency Futures	$414,219	$418,695	9/14/26	$—	$(4,476)
4	CME Euro Foreign Exchange Currency Futures	572,825	580,935	9/14/26	—	(8,110)
6	CME Japanese Yen Currency Futures	464,025	471,721	9/14/26	—	(7,696)
					—	(20,282)
Equity Contracts:
22	CME E-mini Russell 2000 Index Futures	3,350,160	3,144,789	9/18/26	205,371	—
7	CME E-mini S&P 500 Index Futures	2,641,887	2,574,637	9/18/26	67,250	—
28	CME E-mini S&P MidCap 400 Index Futures	10,878,000	10,385,244	9/18/26	492,756	—
9	Eurex EURO STOXX 50 Futures	653,613	625,398	9/18/26	28,215	—
3	FTSE 100 Index Futures	419,483	415,478	9/18/26	4,005	—
1	OSE Nikkei 225 Index Futures	431,686	401,583	9/10/26	30,103	—
					827,700	—
Total Futures Contracts					$827,700	$(20,282)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CBK–Citibank NA
CME–Chicago Mercantile Exchange
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-5

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $43,673)	$5,010,939
EXPENSES:
Management fees	1,702,390
Distribution fees-Service Class	794,402
Shareholder servicing fees	65,826
Accounting and administration expenses	57,610
Professional fees	25,287
Custodian fees	14,593
Reports and statements to shareholders	9,633
Consulting fees	7,033
Trustees’ fees and expenses	6,591
Pricing fees	5,390
Other	10,069
2,698,824
Less:
Management fees waived	(68,096)
Total operating expenses	2,630,728
NET INVESTMENT INCOME	2,380,211
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	16,269,474
Foreign currencies	(7,767)
Foreign currency exchange contracts	729,231
Futures contracts	1,365,331
Net realized gain	18,356,269
Net change in unrealized appreciation (depreciation) of:
Investments	25,907,158
Foreign currencies	(8,887)
Foreign currency exchange contracts	80,472
Futures contracts	1,092,199
Net change in unrealized appreciation (depreciation)	27,070,942
NET REALIZED AND UNREALIZED GAIN	45,427,211
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,807,422
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,380,211	$4,817,788
Net realized gain	18,356,269	26,110,732
Net change in unrealized appreciation (depreciation)	27,070,942	(9,915,585)
Net increase in net assets resulting from operations	47,807,422	21,012,935
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,302)
Service Class	—	(40,731,423)
	—	(40,733,725)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	6,248,985	12,992,374
Reinvestment of dividends and distributions:
Standard Class	—	2,302
Service Class	—	40,731,423
	6,248,985	53,726,099
Cost of shares redeemed:
Service Class	(50,731,050)	(74,330,397)
	(50,731,050)	(74,330,397)
Decrease in net assets derived from capital share transactions	(44,482,065)	(20,604,298)
NET INCREASE (DECREASE) IN NET ASSETS	3,325,357	(40,325,088)
NET ASSETS:
Beginning of period	458,516,934	498,842,022
End of period	$461,842,291	$458,516,934
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-6

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.167	$13.775	$13.173	$13.156	$15.994	$13.667
Income (loss) from investment operations:
Net investment income[2]	0.098	0.189	0.209	0.211	0.186	0.144
Net realized and unrealized gain (loss)	1.373	0.484	1.354	0.972	(1.457)	2.755
Total from investment operations	1.471	0.673	1.563	1.183	(1.271)	2.899
Less dividends and distributions from:
Net investment income	—	(0.160)	(0.291)	(0.213)	(0.289)	(0.206)
Net realized gain	—	(1.121)	(0.670)	(0.953)	(1.278)	(0.366)
Total dividends and distributions	—	(1.281)	(0.961)	(1.166)	(1.567)	(0.572)
Net asset value, end of period	$14.638	$13.167	$13.775	$13.173	$13.156	$15.994
Total return[3]	11.17%	4.87%	11.93%	9.50%	(7.40% )	21.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28	$26	$24	$22	$20	$21
Ratio of expenses to average net assets	0.81%	0.81%	0.81%	0.83%	0.83%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.84%	0.83%	0.84%	0.84%	0.83%
Ratio of net investment income to average net assets	1.40%	1.37%	1.49%	1.74%	1.29%	0.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.37%	1.34%	1.47%	1.73%	1.28%	0.91%
Portfolio turnover	38%	69%	58%	55%	71%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-7

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.132	$13.744	$13.143	$13.134	$15.970	$13.649
Income (loss) from investment operations:
Net investment income[2]	0.072	0.139	0.158	0.164	0.134	0.087
Net realized and unrealized gain (loss)	1.370	0.481	1.352	0.966	(1.452)	2.750
Total from investment operations	1.442	0.620	1.510	1.130	(1.318)	2.837
Less dividends and distributions from:
Net investment income	—	(0.111)	(0.239)	(0.168)	(0.240)	(0.150)
Net realized gain	—	(1.121)	(0.670)	(0.953)	(1.278)	(0.366)
Total dividends and distributions	—	(1.232)	(0.909)	(1.121)	(1.518)	(0.516)
Net asset value, end of period	$14.574	$13.132	$13.744	$13.143	$13.134	$15.970
Total return[3]	10.98%	4.50%	11.54%	9.13%	(7.73% )	20.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$461,814	$458,491	$498,818	$517,394	$490,594	$593,950
Ratio of expenses to average net assets	1.16%	1.16%	1.16%	1.18%	1.18%	1.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.19%	1.19%	1.18%	1.19%	1.19%	1.18%
Ratio of net investment income to average net assets	1.05%	1.02%	1.14%	1.39%	0.94%	0.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.02%	0.99%	1.12%	1.38%	0.93%	0.56%
Portfolio turnover	38%	69%	58%	55%	71%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-8

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP American Century Select Mid Cap Managed Volatility Fund-9

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP American Century Select Mid Cap Managed Volatility Fund is $157 and $157 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
American Century Investment Management, Inc, (“American Century”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$18,086
Legal	3,007
LVIP American Century Select Mid Cap Managed Volatility Fund-10

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,389 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$270,337
Distribution fees payable to LFD	131,406
Shareholder servicing fees payable to Lincoln Life	10,889
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2026, the Fund engaged in securities purchases of $0 and securities sales of $78,934, which resulted in net realized losses of $32,591.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$164,504,581
Sales	204,862,177
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$385,112,304
Aggregate unrealized appreciation of investments and derivatives	$86,813,331
Aggregate unrealized depreciation of investments and derivatives	(10,232,722)
Net unrealized appreciation of investments and derivatives	$76,580,609
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP American Century Select Mid Cap Managed Volatility Fund-11

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$14,179,980	$—	$—	$14,179,980
Automobile Components	3,760,116	1,819,215	—	5,579,331
Banks	25,671,557	—	—	25,671,557
Beverages	—	2,548,348	—	2,548,348
Biotechnology	5,637,097	—	—	5,637,097
Broadline Retail	989,187	—	—	989,187
Building Products	9,888,021	2,699,935	—	12,587,956
Capital Markets	14,586,456	—	—	14,586,456
Chemicals	4,744,115	—	—	4,744,115
Commercial Services & Supplies	2,060,697	—	—	2,060,697
Communications Equipment	3,767,240	—	—	3,767,240
Construction & Engineering	3,294,263	—	—	3,294,263
Construction Materials	4,304,186	—	—	4,304,186
Consumer Staples Distribution & Retail	5,847,371	—	—	5,847,371
Containers & Packaging	5,834,047	—	—	5,834,047
Distributors	2,077,868	—	—	2,077,868
Diversified Consumer Services	243,037	—	—	243,037
Electric Utilities	21,148,982	—	—	21,148,982
Electrical Equipment	4,302,559	—	—	4,302,559
Electronic Equipment, Instruments & Components	9,950,480	—	—	9,950,480
Energy Equipment & Services	8,984,282	—	—	8,984,282
Entertainment	2,601,180	—	—	2,601,180
Financial Services	2,764,115	—	—	2,764,115
Food Products	1,324,999	—	—	1,324,999
Gas Utilities	7,903,515	—	—	7,903,515
Ground Transportation	9,332,744	—	—	9,332,744
Health Care Equipment & Supplies	25,938,960	—	—	25,938,960
Health Care Providers & Services	26,900,147	—	—	26,900,147
Health Care REITs	6,494,581	—	—	6,494,581
Hotels, Restaurants & Leisure	6,827,207	2,030,210	—	8,857,417
Household Durables	5,476,003	—	—	5,476,003
Household Products	9,719,445	—	—	9,719,445
Independent Power and Renewable Electricity Producers	1,202,098	—	—	1,202,098
Insurance	22,585,000	—	—	22,585,000
Interactive Media & Services	1,632,693	—	—	1,632,693
IT Services	15,392,179	—	—	15,392,179
Life Sciences Tools & Services	5,411,592	—	—	5,411,592
Machinery	15,283,267	—	—	15,283,267
Media	299,932	1,995,926	—	2,295,858
LVIP American Century Select Mid Cap Managed Volatility Fund-12

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Metals & Mining	$3,619,211	$—	$—	$3,619,211
Multi-Utilities	5,615,039	—	—	5,615,039
Oil, Gas & Consumable Fuels	19,896,778	—	—	19,896,778
Passenger Airlines	2,848,411	—	—	2,848,411
Personal Care Products	1,721,502	—	—	1,721,502
Pharmaceuticals	799,683	—	—	799,683
Professional Services	510,512	—	—	510,512
Residential REITs	5,825,575	—	—	5,825,575
Retail REITs	7,799,955	—	—	7,799,955
Semiconductors & Semiconductor Equipment	12,304,727	2,515,096	—	14,819,823
Software	9,062,149	—	—	9,062,149
Specialized REITs	7,988,024	—	—	7,988,024
Specialty Retail	1,827,773	—	—	1,827,773
Technology Hardware, Storage & Peripherals	4,686,642	—	—	4,686,642
Textiles, Apparel & Luxury Goods	1,140,666	—	—	1,140,666
Trading Companies & Distributors	7,959,724	5,274,812	—	13,234,536
Preferred Stock	—	1,599,996	—	1,599,996
Money Market Fund	28,396,168	—	—	28,396,168
Total Investments	$440,363,737	$20,483,538	$—	$460,847,275
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$41,934	$—	$41,934
Futures Contracts	$827,700	$—	$—	$827,700
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,714)	$—	$(3,714)
Futures Contracts	$(20,282)	$—	$—	$(20,282)
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	—	1
Service Class	449,830	965,300
Shares reinvested:
Standard Class	—	171
Service Class	—	3,048,991
	449,830	4,014,463
Shares redeemed:
Standard Class	—	—
Service Class	(3,674,793)	(5,396,030)
	(3,674,793)	(5,396,030)
Net decrease	(3,224,963)	(1,381,567)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP American Century Select Mid Cap Managed Volatility Fund-13

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP American Century Select Mid Cap Managed Volatility Fund-14

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
LVIP American Century Select Mid Cap Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$41,934	Receivables and other assets net of liabilities	$(3,714)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	827,700	Receivables and other assets net of liabilities	—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(20,282)
Total		$869,634		$(23,996)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$729,231	$80,472
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,390,556	1,117,484
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(25,225)	(25,285)
Total		$2,094,562	$1,172,671
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$2,531,605	$27,183,724
Futures contracts (average notional value)	19,208,338	—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
LVIP American Century Select Mid Cap Managed Volatility Fund-15

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-16

LVIP American Century Ultra® Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Century Ultra® Fund

LVIP American Century Ultra® Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.88%
Aerospace & Defense–1.63%
HEICO Corp.	9,905	$3,528,062
Howmet Aerospace, Inc.	52,471	14,107,353
Rolls-Royce Holdings PLC	165,132	3,165,521
		20,800,936
Automobiles–4.37%
†Tesla, Inc.	132,521	55,738,333
		55,738,333
Biotechnology–1.88%
†Alnylam Pharmaceuticals, Inc.	35,400	10,656,462
†Ascendis Pharma AS	31,076	8,288,591
†Vertex Pharmaceuticals, Inc.	10,262	5,097,443
		24,042,496
Broadline Retail–5.70%
†Amazon.com, Inc.	305,480	72,808,103
		72,808,103
Building Products–1.07%
Advanced Drainage Systems, Inc.	46,395	7,282,159
Johnson Controls International PLC	43,408	6,342,343
		13,624,502
Capital Markets–1.67%
Interactive Brokers Group, Inc. Class A	181,090	15,762,073
MSCI, Inc.	4,321	2,419,933
Tradeweb Markets, Inc. Class A	31,398	3,129,125
		21,311,131
Chemicals–0.52%
Ecolab, Inc.	24,045	6,699,177
		6,699,177
Commercial Services & Supplies–0.21%
Cintas Corp.	15,968	2,715,837
		2,715,837
Communications Equipment–1.96%
†Ciena Corp.	51,127	25,080,861
		25,080,861
Consumer Staples Distribution & Retail–1.18%
Costco Wholesale Corp.	16,093	15,054,519
		15,054,519
Diversified Telecommunication Services–0.26%
†Space Exploration Technologies Corp. Class A	19,062	3,256,933
		3,256,933
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–2.59%
Acuity, Inc.	23,286	$8,770,905
Vertiv Holdings Co. Class A	72,528	24,283,825
		33,054,730
Electronic Equipment, Instruments & Components–3.57%
Amphenol Corp. Class A	149,631	26,382,938
Corning, Inc.	75,148	19,195,054
		45,577,992
Entertainment–1.86%
†Netflix, Inc.	332,137	23,714,582
		23,714,582
Financial Services–3.01%
Mastercard, Inc. Class A	70,906	36,417,322
Visa, Inc. Class A	5,984	2,053,050
		38,470,372
Health Care Equipment & Supplies–1.74%
†IDEXX Laboratories, Inc.	11,964	6,298,328
†Intuitive Surgical, Inc.	40,011	15,911,575
		22,209,903
Hotels, Restaurants & Leisure–1.36%
Booking Holdings, Inc.	16,594	2,957,714
†Chipotle Mexican Grill, Inc.	104,903	3,566,702
†Viking Holdings Ltd.	76,092	7,964,550
Wingstop, Inc.	16,866	2,924,733
		17,413,699
Interactive Media & Services–14.14%
Alphabet, Inc. Class A	410,114	145,503,588
Meta Platforms, Inc. Class A	62,227	35,051,847
		180,555,435
IT Services–2.99%
†Cloudflare, Inc. Class A	92,989	22,808,342
†Okta, Inc.	26,558	3,623,839
†Snowflake, Inc. Class A	46,110	11,734,995
		38,167,176
Machinery–1.17%
Donaldson Co., Inc.	37,030	3,324,183
Nordson Corp.	10,766	3,247,995
Westinghouse Air Brake Technologies Corp.	30,992	8,355,443
		14,927,621
Oil, Gas & Consumable Fuels–0.24%
EOG Resources, Inc.	23,552	3,055,401
		3,055,401
Pharmaceuticals–3.46%
Eli Lilly & Co.	36,838	44,184,602
		44,184,602
LVIP American Century Ultra® Fund-1

LVIP American Century Ultra® Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.24%
†Planet Labs PBC	477,470	$15,818,581
		15,818,581
Semiconductors & Semiconductor Equipment–25.40%
†Advanced Micro Devices, Inc.	14,720	8,550,995
Applied Materials, Inc.	59,335	42,899,205
ASML Holding NV	10,546	20,934,154
Broadcom, Inc.	65,909	24,897,125
Lam Research Corp.	7,738	3,353,107
Micron Technology, Inc.	24,075	27,789,532
NVIDIA Corp.	979,247	195,937,532
		324,361,650
Software–10.66%
†Datadog, Inc. Class A	78,406	20,413,786
†Docusign, Inc.	41,749	1,854,491
†Dynatrace, Inc.	76,201	3,345,986
†Fair Isaac Corp.	6,333	7,566,542
Microsoft Corp.	165,012	61,552,776
Oracle Corp.	66,669	9,770,342
†Palantir Technologies, Inc. Class A	87,276	10,182,491
†Synopsys, Inc.	41,016	18,296,007
†Zscaler, Inc.	21,854	3,084,692
		136,067,113
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–6.00%
Apple, Inc.	234,166	$67,758,274
Samsung Electronics Co. Ltd.	39,781	8,827,289
		76,585,563
Total Common Stock (Cost $528,974,945)		1,275,297,248
RIGHTS–0.00%
=†ABIOMED, Inc.	4,290	4,376
Total Rights (Cost $4,376)		4,376

MONEY MARKET FUND–0.31%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	3,979,770	3,979,770
Total Money Market Fund (Cost $3,979,770)		3,979,770

TOTAL INVESTMENTS–100.19% (Cost $532,959,091)	1,279,281,394
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(2,412,818)
NET ASSETS APPLICABLE TO 39,473,936 SHARES OUTSTANDING–100.00%	$1,276,868,576
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND STANDARD CLASS ($436,717,121 / 13,131,150 Shares)	$33.258
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND STANDARD CLASS II ($184,985,467 / 5,574,345 Shares)	$33.185
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND SERVICE CLASS ($655,165,988 / 20,768,441 Shares)	$31.546
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$434,499,029
Distributable earnings/(accumulated loss)	842,369,547
TOTAL NET ASSETS	$1,276,868,576

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $13,095 expense reimbursement receivable from Lincoln Financial Investments Corporation, $526,954 payable for securities purchased, $1,490,688 payable for fund shares redeemed, $46,323 other accrued expenses payable, $807,113 due to manager and affiliates,
$15,999 payable for audit fee and $24,686 payable for fund accounting fee as of June 30, 2026.

LVIP American Century Ultra® Fund-2

LVIP American Century Ultra® Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-3

LVIP American Century Ultra® Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $10,557)	$2,349,662
EXPENSES:
Management fees	3,693,186
Distribution fees-Service Class	799,540
Shareholder servicing fees	266,221
Accounting and administration expenses	107,859
Professional fees	36,515
Reports and statements to shareholders	20,529
Trustees’ fees and expenses	17,904
Custodian fees	6,118
Pricing fees	5,234
Consulting fees	5,146
Other	49,567
5,007,819
Less:
Expenses reimbursed	(119,610)
Total operating expenses	4,888,209
NET INVESTMENT LOSS	(2,538,547)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	62,534,684
Foreign currencies	19,281
Foreign currency exchange contracts	8,656
Net realized gain	62,562,621
Net change in unrealized appreciation (depreciation) of:
Investments	6,801,052
Foreign currencies	362
Foreign currency exchange contracts	(7,991)
Net change in unrealized appreciation (depreciation)	6,793,423
NET REALIZED AND UNREALIZED GAIN	69,356,044
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,817,497
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Ultra® Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,538,547)	$(5,154,136)
Net realized gain	62,562,621	38,972,900
Net change in unrealized appreciation (depreciation)	6,793,423	121,089,972
Net increase in net assets resulting from operations	66,817,497	154,908,736
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(33,822,894)
Standard Class II	—	(15,264,463)
Service Class	—	(56,641,303)
	—	(105,728,660)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,299,136	51,040,072
Standard Class II	10,637,318	17,145,107
Service Class	25,147,541	69,698,079
Reinvestment of dividends and distributions:
Standard Class	—	33,822,894
Standard Class II	—	15,264,463
Service Class	—	56,641,303
	60,083,995	243,611,918
Cost of shares redeemed:
Standard Class	(32,228,922)	(68,930,216)
Standard Class II	(19,411,857)	(47,107,838)
Service Class	(63,023,829)	(141,449,023)
	(114,664,608)	(257,487,077)
Decrease in net assets derived from capital share transactions	(54,580,613)	(13,875,159)
NET INCREASE IN NET ASSETS	12,236,884	35,304,917
NET ASSETS:
Beginning of period	1,264,631,692	1,229,326,775
End of period	$1,276,868,576	$1,264,631,692
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-4

LVIP American Century Ultra® Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$31.549	$30.369	$25.690
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.042)	(0.084)	(0.051)
Net realized and unrealized gain	1.751	3.956	5.067
Total from investment operations	1.709	3.872	5.016
Less dividends and distributions from:
Net realized gain	—	(2.692)	(0.337)
Total dividends and distributions	—	(2.692)	(0.337)
Net asset value, end of period	$33.258	$31.549	$30.369
Total return[4]	5.42%	12.95%	19.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$436,717	$421,725	$388,786
Ratio of expenses to average net assets	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.67%	0.66%
Ratio of net investment loss to average net assets	(0.27% )	(0.28% )	(0.26% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.29% )	(0.30% )	(0.27% )
Portfolio turnover	21%	35%	80%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-5

LVIP American Century Ultra® Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Standard Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$31.496	$30.351	$25.650	$19.34	$31.38	$27.48
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.058)	(0.114)	(0.102)	(0.03)	(0.05)	(0.10)
Net realized and unrealized gain (loss)	1.747	3.951	7.162	7.98	(9.41)	5.98
Total from investment operations	1.689	3.837	7.060	7.95	(9.46)	5.88
Less dividends and distributions from:
Net realized gain	—	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Total dividends and distributions	—	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Net asset value, end of period	$33.185	$31.496	$30.351	$25.65	$19.34	$31.38
Total return[4]	5.36%	12.84%	28.80%	43.51%	(32.38% )	23.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$184,985	$184,172	$191,486	$133,825	$68,354	$117,231
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.76%	0.78%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.77%	0.80%	0.89%	0.89%	0.95%
Ratio of net investment loss to average net assets	(0.37% )	(0.38% )	(0.36% )	(0.14% )	(0.21% )	(0.35% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.39% )	(0.40% )	(0.41% )	(0.27% )	(0.32% )	0.51%
Portfolio turnover	21%	35%	80%	33%	24%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-6

LVIP American Century Ultra® Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$29.963	$29.035	$24.660	$18.68	$30.44	$26.76
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.077)	(0.152)	(0.140)	(0.06)	(0.08)	(0.14)
Net realized and unrealized gain (loss)	1.660	3.772	6.874	7.68	(9.10)	5.80
Total from investment operations	1.583	3.620	6.734	7.62	(9.18)	5.66
Less dividends and distributions from:
Net realized gain	—	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Total dividends and distributions	—	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Net asset value, end of period	$31.546	$29.963	$29.035	$24.66	$18.68	$30.44
Total return[4]	5.28%	12.67%	28.62%	43.27%	(32.46% )	22.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$655,166	$658,735	$649,054	$202,639	$148,203	$220,389
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.91%	0.93%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.92%	0.94%	1.04%	1.04%	1.10%
Ratio of net investment loss to average net assets	(0.52% )	(0.53% )	(0.51% )	(0.29% )	(0.36% )	(0.50% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.54% )	(0.55% )	(0.55% )	(0.42% )	(0.47% )	(0.66% )
Portfolio turnover	21%	35%	80%	33%	24%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-7

LVIP American Century Ultra® Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Ultra® Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP American Century Ultra® Fund-8

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP American Century Ultra® Fund is $45 and $46 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.60% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.65% of the Fund’s average daily net assets for the Standard Class, 0.75% for the Standard Class II and 0.90% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century Ultra® Fund-9

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$78,546	$295,726	$374,272
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$48,841
Legal	8,128
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,505 for the six months ended June 30, 2026.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$13,095
Management fees payable to LFI	627,055
Distribution fees payable to LFD	134,659
Printing and mailing fees payable to Lincoln Life	53
Shareholder servicing fees payable to Lincoln Life	45,346
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$255,776,551
Sales	311,285,735
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$532,959,091
Aggregate unrealized appreciation of investments	$757,880,769
Aggregate unrealized depreciation of investments	(11,558,466)
Net unrealized appreciation of investments	$746,322,303
LVIP American Century Ultra® Fund-10

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP American Century Ultra® Fund-11

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$17,635,415	$3,165,521	$—	$20,800,936
Automobiles	55,738,333	—	—	55,738,333
Biotechnology	24,042,496	—	—	24,042,496
Broadline Retail	72,808,103	—	—	72,808,103
Building Products	13,624,502	—	—	13,624,502
Capital Markets	21,311,131	—	—	21,311,131
Chemicals	6,699,177	—	—	6,699,177
Commercial Services & Supplies	2,715,837	—	—	2,715,837
Communications Equipment	25,080,861	—	—	25,080,861
Consumer Staples Distribution & Retail	15,054,519	—	—	15,054,519
Diversified Telecommunication Services	3,256,933	—	—	3,256,933
Electrical Equipment	33,054,730	—	—	33,054,730
Electronic Equipment, Instruments & Components	45,577,992	—	—	45,577,992
Entertainment	23,714,582	—	—	23,714,582
Financial Services	38,470,372	—	—	38,470,372
Health Care Equipment & Supplies	22,209,903	—	—	22,209,903
Hotels, Restaurants & Leisure	17,413,699	—	—	17,413,699
Interactive Media & Services	180,555,435	—	—	180,555,435
IT Services	38,167,176	—	—	38,167,176
Machinery	14,927,621	—	—	14,927,621
Oil, Gas & Consumable Fuels	3,055,401	—	—	3,055,401
Pharmaceuticals	44,184,602	—	—	44,184,602
Professional Services	15,818,581	—	—	15,818,581
Semiconductors & Semiconductor Equipment	314,427,110	9,934,540	—	324,361,650
Software	136,067,113	—	—	136,067,113
Technology Hardware, Storage & Peripherals	67,758,274	8,827,289	—	76,585,563
Rights	—	—	4,376	4,376
Money Market Fund	3,979,770	—	—	3,979,770
Total Investments	$1,257,349,668	$21,927,350	$4,376	$1,279,281,394
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	777,880	1,686,225
Standard Class II	341,537	581,169
Service Class	852,149	2,532,503
Shares reinvested:
Standard Class	—	1,096,544
Standard Class II	—	495,583
Service Class	—	1,932,293
	1,971,566	8,324,317
Shares redeemed:
Standard Class	(1,013,876)	(2,217,642)
Standard Class II	(614,708)	(1,538,201)
Service Class	(2,068,970)	(4,833,615)
	(3,697,554)	(8,589,458)
Net decrease	(1,725,988)	(265,141)
LVIP American Century Ultra® Fund-12

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$8,656	$(7,991)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$193,223	$293,544
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP American Century Ultra® Fund-13

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Ultra® Fund-14

LVIP American Century Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Century Value Fund

LVIP American Century Value Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.68%
Aerospace & Defense–2.54%
†Honeywell Aerospace, Inc.	25,515	$5,640,856
L3Harris Technologies, Inc.	22,779	6,619,349
Lockheed Martin Corp.	11,091	5,650,421
RTX Corp.	57,108	10,835,101
		28,745,727
Automobile Components–0.81%
BorgWarner, Inc.	85,054	5,647,586
Gentex Corp.	138,568	3,501,613
		9,149,199
Banks–8.42%
Bank of America Corp.	352,643	20,093,598
Commerce Bancshares, Inc.	140,378	8,106,830
JPMorgan Chase & Co.	90,495	29,621,728
Truist Financial Corp.	257,195	12,813,455
U.S. Bancorp	410,102	24,770,161
		95,405,772
Beverages–3.65%
Heineken NV	133,921	11,244,351
PepsiCo, Inc.	166,924	22,601,509
Pernod Ricard SA	103,132	7,496,435
		41,342,295
Broadline Retail–4.77%
†Amazon.com, Inc.	226,632	54,015,471
		54,015,471
Building Products–1.85%
A.O. Smith Corp.	158,354	9,931,963
Owens Corning	69,733	11,084,758
		21,016,721
Capital Markets–5.20%
Ameriprise Financial, Inc.	24,234	11,117,590
Blackrock, Inc.	7,480	7,192,469
Charles Schwab Corp.	167,408	15,446,736
State Street Corp.	115,342	19,562,003
T. Rowe Price Group, Inc.	49,094	5,581,497
		58,900,295
Chemicals–0.84%
PPG Industries, Inc.	78,312	9,498,462
		9,498,462
Communications Equipment–1.45%
Cisco Systems, Inc.	139,745	16,414,448
		16,414,448
Construction Materials–1.13%
†Amrize Ltd.	193,863	10,332,898
Martin Marietta Materials, Inc.	4,352	2,509,798
		12,842,696
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.31%
Koninklijke Ahold Delhaize NV	195,238	$7,856,840
Target Corp.	53,223	6,951,456
		14,808,296
Containers & Packaging–0.84%
Packaging Corp. of America	39,713	9,462,814
		9,462,814
Distributors–0.67%
Pool Corp.	35,357	7,598,219
		7,598,219
Diversified Telecommunication Services–1.70%
AT&T, Inc.	367,377	7,604,704
Verizon Communications, Inc.	275,665	11,671,656
		19,276,360
Electric Utilities–3.90%
Duke Energy Corp.	98,365	12,451,042
Evergy, Inc.	147,254	12,727,163
Xcel Energy, Inc.	236,674	19,004,922
		44,183,127
Electrical Equipment–0.47%
Emerson Electric Co.	37,395	5,353,094
		5,353,094
Energy Equipment & Services–1.02%
Baker Hughes Co.	207,609	11,522,299
		11,522,299
Entertainment–0.88%
Walt Disney Co.	103,974	10,007,497
		10,007,497
Financial Services–3.20%
†Berkshire Hathaway, Inc. Class A	18,661	36,278,364
		36,278,364
Food Products–1.60%
†Magnum Ice Cream Co. NV	352,646	6,139,092
Mondelez International, Inc. Class A	207,341	11,992,603
		18,131,695
Gas Utilities–0.70%
ONE Gas, Inc.	102,186	7,875,475
		7,875,475
LVIP American Century Value Fund-1

LVIP American Century Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–1.79%
Canadian Pacific Kansas City Ltd.	98,103	$8,505,373
Norfolk Southern Corp.	37,546	11,811,596
		20,316,969
Health Care Equipment & Supplies–3.83%
Becton Dickinson & Co.	106,776	16,158,412
Medtronic PLC	193,905	15,169,188
Zimmer Biomet Holdings, Inc.	140,616	12,105,632
		43,433,232
Health Care Providers & Services–5.34%
Cencora, Inc.	25,822	7,307,110
CVS Health Corp.	85,757	8,871,562
†Henry Schein, Inc.	119,798	10,005,529
Labcorp Holdings, Inc.	51,666	14,466,480
UnitedHealth Group, Inc.	31,343	13,027,091
Universal Health Services, Inc. Class B	46,283	6,881,819
		60,559,591
Health Care REITs–1.30%
Healthpeak Properties, Inc.	293,245	6,275,443
Welltower, Inc.	37,481	8,507,063
		14,782,506
Hotels, Restaurants & Leisure–0.62%
Sodexo SA	121,728	7,040,837
		7,040,837
Household Durables–0.79%
PulteGroup, Inc.	65,310	8,961,185
		8,961,185
Household Products–2.45%
Kimberly-Clark Corp.	253,317	27,806,607
		27,806,607
Industrial Conglomerates–1.08%
Honeywell International, Inc.	25,321	5,669,372
Siemens AG	20,476	6,583,177
		12,252,549
Insurance–3.54%
Allstate Corp.	47,535	11,310,478
Marsh & McLennan Cos., Inc.	55,298	9,216,518
Reinsurance Group of America, Inc.	53,098	11,291,290
Willis Towers Watson PLC	31,842	8,322,543
		40,140,829
IT Services–0.56%
Accenture PLC Class A	50,779	6,318,939
		6,318,939
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.36%
†IQVIA Holdings, Inc.	44,962	$8,687,558
†Waters Corp.	17,981	6,743,594
		15,431,152
Machinery–2.61%
Dover Corp.	29,365	6,585,982
Oshkosh Corp.	37,589	5,769,160
PACCAR, Inc.	74,414	8,938,610
Toro Co.	85,320	8,311,874
		29,605,626
Multi-Utilities–1.12%
WEC Energy Group, Inc.	108,443	12,662,889
		12,662,889
Oil, Gas & Consumable Fuels–4.74%
Chevron Corp.	109,090	18,082,759
Diamondback Energy, Inc.	46,608	8,192,754
Exxon Mobil Corp.	140,417	19,197,812
TotalEnergies SE	106,265	8,216,991
		53,690,316
Passenger Airlines–0.43%
Southwest Airlines Co.	94,452	4,856,722
		4,856,722
Personal Care Products–1.34%
Unilever PLC	251,401	15,141,961
		15,141,961
Pharmaceuticals–4.46%
Johnson & Johnson	109,555	27,823,683
Merck & Co., Inc.	110,567	14,207,860
Roche Holding AG	20,731	8,522,229
		50,553,772
Residential REITs–0.50%
Equity Residential	83,930	5,701,365
		5,701,365
Retail REITs–0.50%
Regency Centers Corp.	70,942	5,656,915
		5,656,915
Semiconductors & Semiconductor Equipment–2.36%
Analog Devices, Inc.	24,341	9,667,515
Infineon Technologies AG	55,149	5,195,140
QUALCOMM, Inc.	32,597	6,023,599
Teradyne, Inc.	12,182	5,894,139
		26,780,393
Software–3.44%
Microsoft Corp.	85,871	32,031,601
Salesforce, Inc.	44,082	6,905,886
		38,937,487
LVIP American Century Value Fund-2

LVIP American Century Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–1.20%
American Tower Corp.	47,727	$7,806,705
Iron Mountain, Inc.	45,600	5,759,736
		13,566,441
Technology Hardware, Storage & Peripherals–4.31%
Apple, Inc.	168,968	48,892,580
		48,892,580
Trading Companies & Distributors–1.06%
MSC Industrial Direct Co., Inc. Class A	101,427	12,064,742
		12,064,742
Total Common Stock (Cost $824,647,046)		1,106,983,931

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	26,831,232	$26,831,232
Total Money Market Fund (Cost $26,831,232)		26,831,232

TOTAL INVESTMENTS–100.05% (Cost $851,478,278)	1,133,815,163
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(598,705)
NET ASSETS APPLICABLE TO 78,563,890 SHARES OUTSTANDING–100.00%	$1,133,216,458
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND STANDARD CLASS ($13,833 / 959 Shares)	$14.424
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND STANDARD CLASS II ($431,935,189 / 29,956,912 Shares)	$14.419
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND SERVICE CLASS ($701,267,436 / 48,606,019 Shares)	$14.428
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$759,463,722
Distributable earnings/(accumulated loss)	373,752,736
TOTAL NET ASSETS	$1,133,216,458

†Non-income producing.

★Includes $40,285 expense reimbursement receivable from Lincoln Financial Investments Corporation, $3,033,031 payable for securities purchased, $764,464 payable for fund shares redeemed, $24,039 other accrued expenses payable, $739,005 due to manager and affiliates,
$16,894 payable for audit fee and $25,293 payable for fund accounting fee as of June 30, 2026.

LVIP American Century Value Fund-3

LVIP American Century Value Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(258,992)	USD	183,021	9/25/26	$—	$(303)
BOA	EUR	(13,678,305)	USD	15,707,236	9/25/26	21,676	—
BOA	EUR	3,133,917	USD	(3,580,688)	9/25/26	13,123	—
CBK	EUR	(13,678,306)	USD	15,712,666	9/25/26	27,106	—
GS	CAD	(4,448,113)	USD	3,153,292	9/25/26	4,769	—
GS	CHF	(2,682,073)	USD	3,348,851	9/25/26	—	(2,446)
JPM	CAD	(4,448,113)	USD	3,153,431	9/25/26	4,908	—
MSC	EUR	(13,678,305)	USD	15,704,027	9/25/26	18,467	—
MSC	EUR	1,691,752	USD	(1,930,367)	9/25/26	9,645	—
UBS	CHF	(2,479,946)	USD	3,097,938	9/25/26	—	(798)
UBS	EUR	(13,678,305)	USD	15,705,348	9/25/26	19,788	—
Total Foreign Currency Exchange Contracts						$119,482	$(3,547)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
BOA–Bank of America
CAD–Canadian Dollar
CBK–Citibank NA
CHF–Swiss Franc
EUR–Euro
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-4

LVIP American Century Value Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $188,753)	$11,874,545
EXPENSES:
Management fees	2,790,758
Distribution fees-Service Class	698,060
Shareholder servicing fees	341,473
Accounting and administration expenses	84,293
Professional fees	31,776
Reports and statements to shareholders	20,592
Custodian fees	14,352
Trustees’ fees and expenses	13,205
Consulting fees	5,485
Pricing fees	5,238
Other	18,625
4,023,857
Less:
Expenses reimbursed	(196,724)
Total operating expenses	3,827,133
NET INVESTMENT INCOME	8,047,412
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	81,425,608
Foreign currencies	17,105
Foreign currency exchange contracts	2,599,687
Net realized gain	84,042,400
Net change in unrealized appreciation (depreciation) of:
Investments	14,463,868
Foreign currencies	(7,297)
Foreign currency exchange contracts	85,281
Net change in unrealized appreciation (depreciation)	14,541,852
NET REALIZED AND UNREALIZED GAIN	98,584,252
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,631,664
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,047,412	$17,858,567
Net realized gain	84,042,400	60,489,772
Net change in unrealized appreciation (depreciation)	14,541,852	53,297,590
Net increase in net assets resulting from operations	106,631,664	131,645,929
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,099)
Standard Class II	—	(35,448,189)
Service Class	—	(46,285,158)
	—	(81,734,446)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class II	8,167,458	15,461,738
Service Class	19,190,530	39,822,238
Net assets from merger:
Standard Class	13,091	—
Standard Class II	14,599,388	—
Service Class	142,830,972	—
Reinvestment of dividends and distributions:
Standard Class	—	1,099
Standard Class II	—	35,448,189
Service Class	—	46,285,158
	184,801,439	137,018,422
Cost of shares redeemed:
Standard Class	(13,091)	—
Standard Class II	(27,857,208)	(60,741,820)
Service Class	(47,509,424)	(84,164,401)
	(75,379,723)	(144,906,221)
Increase (decrease) in net assets derived from capital share transactions	109,421,716	(7,887,799)
NET INCREASE IN NET ASSETS	216,053,380	42,023,684
NET ASSETS:
Beginning of period	917,163,078	875,139,394
End of period	$1,133,216,458	$917,163,078
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-5

LVIP American Century Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$12.918	$12.227	$11.830
Income from investment operations:
Net investment income[3]	0.130	0.283	0.192
Net realized and unrealized gain	1.376	1.645	0.610
Total from investment operations	1.506	1.928	0.802
Less dividends and distributions from:
Net investment income	—	(0.216)	(0.290)
Net realized gain	—	(1.021)	(0.115)
Total dividends and distributions	—	(1.237)	(0.405)
Net asset value, end of period	$14.424	$12.918	$12.227
Total return[4]	11.66%	16.14%	6.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14	$12	$11
Ratio of expenses to average net assets	0.60%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.65%	0.66%
Ratio of net investment income to average net assets	1.87%	2.20%	2.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.83%	2.16%	2.32%
Portfolio turnover	55%	66%	37%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-6

LVIP American Century Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Standard Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$12.919	$12.229	$12.190	$12.45	$13.67	$11.17
Income (loss) from investment operations:
Net investment income[3]	0.120	0.268	0.282	0.28	0.27	0.23
Net realized and unrealized gain (loss)	1.380	1.647	0.849	0.72	(0.16)	2.50
Total from investment operations	1.500	1.915	1.131	1.00	0.11	2.73
Less dividends and distributions from:
Net investment income	—	(0.204)	(0.369)	(0.28)	(0.26)	(0.23)
Net realized gain	—	(1.021)	(0.723)	(0.98)	(1.07)	—
Total dividends and distributions	—	(1.225)	(1.092)	(1.26)	(1.33)	(0.23)
Net asset value, end of period	$14.419	$12.919	$12.229	$12.19	$12.45	$13.67
Total return[4]	11.61%	16.02%	9.48%	9.10%	0.54%	24.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$431,935	$392,327	$380,764	$387,290	$387,024	$430,055
Ratio of expenses to average net assets	0.70%	0.71%	0.71%	0.71%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.75%	0.79%	0.84%	0.85%	0.92%
Ratio of net investment income to average net assets	1.77%	2.10%	2.28%	2.37%	2.12%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.73%	2.06%	2.20%	2.24%	2.01%	1.60%
Portfolio turnover	55%	66%	37%	35%	49%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Value Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-7

LVIP American Century Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$12.937	$12.246	$12.210	$12.46	$13.69	$11.19
Income (loss) from investment operations:
Net investment income[3]	0.110	0.249	0.264	0.26	0.25	0.21
Net realized and unrealized gain (loss)	1.381	1.648	0.846	0.74	(0.16)	2.50
Total from investment operations	1.491	1.897	1.110	1.00	0.09	2.71
Less dividends and distributions from:
Net investment income	—	(0.185)	(0.351)	(0.27)	(0.25)	(0.21)
Net realized gain	—	(1.021)	(0.723)	(0.98)	(1.07)	—
Total dividends and distributions	—	(1.206)	(1.074)	(1.25)	(1.32)	(0.21)
Net asset value, end of period	$14.428	$12.937	$12.246	$12.21	$12.46	$13.69
Total return[4]	11.53%	15.85%	9.29%	9.02%	0.31%	24.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$701,267	$524,824	$494,364	$517,477	$539,924	$543,896
Ratio of expenses to average net assets	0.85%	0.86%	0.86%	0.86%	0.89%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.90%	0.94%	0.99%	1.00%	1.07%
Ratio of net investment income to average net assets	1.62%	1.95%	2.13%	2.22%	1.97%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.58%	1.91%	2.05%	2.09%	1.86%	1.45%
Portfolio turnover	55%	66%	37%	35%	49%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Value Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-8

LVIP American Century Value Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP American Century Value Fund-9

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP American Century Value Fund is $448 and $448 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Effective June 5, 2026, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.60% of the Fund’s average daily net assets for the Standard Class, 0.70% for the Standard Class II  and 0.85% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through June 1, 2028, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   Prior to June 5, 2026, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.61% the Fund’s average daily net assets for the Standard Class, 0.71% for the Standard Class II and 0.86% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$277,572	$369,662	$647,234
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
LVIP American Century Value Fund-10

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$38,037
Legal	6,330
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $412 for the six months ended June 30, 2026.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$40,285
Management fees payable to LFI	534,302
Distribution fees payable to LFD	142,876
Shareholder servicing fees payable to Lincoln Life	61,827
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2026, the Fund engaged in securities purchases of $565,144.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$531,123,906
Sales	563,920,463
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$851,478,278
Aggregate unrealized appreciation of investments and derivatives	$303,384,233
Aggregate unrealized depreciation of investments and derivatives	(20,931,413)
Net unrealized appreciation of investments and derivatives	$282,452,820
LVIP American Century Value Fund-11

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$28,745,727	$—	$—	$28,745,727
Automobile Components	9,149,199	—	—	9,149,199
Banks	95,405,772	—	—	95,405,772
Beverages	22,601,509	18,740,786	—	41,342,295
Broadline Retail	54,015,471	—	—	54,015,471
Building Products	21,016,721	—	—	21,016,721
Capital Markets	58,900,295	—	—	58,900,295
Chemicals	9,498,462	—	—	9,498,462
Communications Equipment	16,414,448	—	—	16,414,448
Construction Materials	12,842,696	—	—	12,842,696
Consumer Staples Distribution & Retail	14,808,296	—	—	14,808,296
Containers & Packaging	9,462,814	—	—	9,462,814
Distributors	7,598,219	—	—	7,598,219
Diversified Telecommunication Services	19,276,360	—	—	19,276,360
Electric Utilities	44,183,127	—	—	44,183,127
Electrical Equipment	5,353,094	—	—	5,353,094
Energy Equipment & Services	11,522,299	—	—	11,522,299
Entertainment	10,007,497	—	—	10,007,497
Financial Services	36,278,364	—	—	36,278,364
Food Products	18,131,695	—	—	18,131,695
Gas Utilities	7,875,475	—	—	7,875,475
Ground Transportation	20,316,969	—	—	20,316,969
Health Care Equipment & Supplies	43,433,232	—	—	43,433,232
Health Care Providers & Services	60,559,591	—	—	60,559,591
Health Care REITs	14,782,506	—	—	14,782,506
Hotels, Restaurants & Leisure	—	7,040,837	—	7,040,837
Household Durables	8,961,185	—	—	8,961,185
Household Products	27,806,607	—	—	27,806,607
Industrial Conglomerates	5,669,372	6,583,177	—	12,252,549
LVIP American Century Value Fund-12

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Insurance	$40,140,829	$—	$—	$40,140,829
IT Services	6,318,939	—	—	6,318,939
Life Sciences Tools & Services	15,431,152	—	—	15,431,152
Machinery	29,605,626	—	—	29,605,626
Multi-Utilities	12,662,889	—	—	12,662,889
Oil, Gas & Consumable Fuels	45,473,325	8,216,991	—	53,690,316
Passenger Airlines	4,856,722	—	—	4,856,722
Personal Care Products	—	15,141,961	—	15,141,961
Pharmaceuticals	42,031,543	8,522,229	—	50,553,772
Residential REITs	5,701,365	—	—	5,701,365
Retail REITs	5,656,915	—	—	5,656,915
Semiconductors & Semiconductor Equipment	21,585,253	5,195,140	—	26,780,393
Software	38,937,487	—	—	38,937,487
Specialized REITs	13,566,441	—	—	13,566,441
Technology Hardware, Storage & Peripherals	48,892,580	—	—	48,892,580
Trading Companies & Distributors	12,064,742	—	—	12,064,742
Money Market Fund	26,831,232	—	—	26,831,232
Total Investments	$1,064,374,042	$69,441,121	$—	$1,133,815,163
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$119,482	$—	$119,482
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,547)	$—	$(3,547)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	—	—
Standard Class II	588,833	1,215,255
Service Class	1,400,729	3,129,400
Shares reinvested:
Standard Class	—	87
Standard Class II	—	2,794,035
Service Class	—	3,646,235
Shares from merger:
Standard Class	925	—
Standard Class II	1,032,490	—
Service Class	10,093,837	—
	13,116,814	10,785,012
Shares redeemed:
Standard Class	(925)	—
Standard Class II	(2,032,591)	(4,777,334)
Service Class	(3,457,062)	(6,576,321)
	(5,490,578)	(11,353,655)
Net increase (decrease)	7,626,236	(568,643)
LVIP American Century Value Fund-13

LVIP American Century Value Fund
Notes to Financial Statements (continued)
5.  Fund Merger
As of the close of business on June 5, 2026, the Fund acquired all of the assets and liabilities of the LVIP American Century Large Company Value Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP American Century Value Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	675	Standard Class	925	$13,091	1.372
Acquired Fund - Standard Class II	752,384	Standard Class II	1,032,490	14,599,388	1.372
Acquired Fund - Service Class	7,190,725	Service Class	10,093,837	142,830,972	1.404
The net assets of the Acquiring Fund before the acquisition were $959,119,273. The net assets of the Acquiring Fund immediately following the acquisition were  $1,116,562,723.
If the acquisition had been completed on January 1, 2026, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended June 30, 2026, would have been as follows (unaudited):
Net investment income (loss)	$9,109,985 (a)
Net realized gain (loss)	88,596,138 (b)
Net change in unrealized appreciation (depreciation)	40,937,660 (c)
Net increase in net assets resulting from operations	$138,643,783

(a)	$8,047,412, as reported in the Statements of Changes in Net Assets, plus $1,062,573 Net investment income(loss) from Acquired Fund pre-merger.
(b)	$84,042,400, as reported in the Statements of Changes in Net Assets, plus $4,553,738 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$14,541,852, as reported in the Statements of Changes in Net Assets, plus $26,395,808 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since June 8, 2026.
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
LVIP American Century Value Fund-14

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$119,482	Liabilities net of receivables and other assets	$(3,547)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$2,599,687	$85,281
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$1,483,226	$67,631,906
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP American Century Value Fund-15

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Value Fund-16

LVIP American Funds Vanguard Active Passive Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Funds Vanguard Active Passive Growth Fund

LVIP American Funds Vanguard Active Passive Growth Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.96%
Equity Funds–65.06%
American Funds®-
✧American Funds Fundamental Investors	44,066	$4,562,108
✧American Mutual Fund	44,558	2,866,445
Capital Group Core Equity ETF	110,170	4,900,362
Capital Group Growth ETF	75,284	3,553,405
Vanguard S&P 500 Growth ETF	41,769	3,450,955
Vanguard S&P 500 Value ETF	15,744	3,451,242
		22,784,517
Fixed Income Funds–18.05%
✧American Funds®-
Bond Fund of America	338,427	3,810,694
Corporate Bond	128,840	1,213,672
Vanguard Intermediate-Term Corporate Bond ETF	15,703	1,297,853
		6,322,219
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–17.00%
American Funds®– Capital Group Global Growth Equity ETF	95,325	$4,035,107
Vanguard FTSE Developed Markets ETF	26,890	1,915,912
		5,951,019
Money Market Fund–0.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	296,863	296,863
		296,863
Total Investment Companies (Cost $32,783,899)		35,354,618

TOTAL INVESTMENTS–100.96% (Cost $32,783,899)	35,354,618
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.96%)	(335,499)
NET ASSETS APPLICABLE TO 2,846,271 SHARES OUTSTANDING–100.00%	$35,019,119
NET ASSET VALUE PER SHARE–LVIP AMERICAN FUNDS VANGUARD ACTIVE PASSIVE GROWTH FUND STANDARD CLASS ($41,185 / 3,339 Shares)	$12.335
NET ASSET VALUE PER SHARE–LVIP AMERICAN FUNDS VANGUARD ACTIVE PASSIVE GROWTH FUND SERVICE CLASS ($34,977,934 / 2,842,932 Shares)	$12.303
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$32,208,837
Distributable earnings/(accumulated loss)	2,810,282
TOTAL NET ASSETS	$35,019,119

✧Class R-6 shares.

★Includes $7,270 expense reimbursement receivable from Lincoln Financial Investments Corporation, $314,005 payable for securities purchased, $97,421 payable for fund shares redeemed, $484 other accrued expenses payable, $18,335 due to manager and affiliates, $12,177 payable for audit fee and $6,414 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-1

LVIP American Funds Vanguard Active Passive Growth Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$183,909
EXPENSES:
Distribution fees-Service Class	38,251
Management fees	27,338
Accounting and administration expenses	17,525
Professional fees	15,753
Reports and statements to shareholders	5,175
Shareholder servicing fees	3,171
Custodian fees	2,784
Consulting fees	1,690
Trustees’ fees and expenses	212
Pricing fees	27
Other	1,277
113,203
Less:
Expenses reimbursed	(29,024)
Total operating expenses	84,179
NET INVESTMENT INCOME	99,730
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of Investments	(69,008)
Distributions from investment companies	63,070
Net realized loss	(5,938)
Net change in unrealized appreciation (depreciation) of investments	2,133,108
NET REALIZED AND UNREALIZED GAIN	2,127,170
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,226,900
See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds Vanguard Active Passive Growth Fund
Statement of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	6/2/25* to 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$99,730	$71,255
Net realized gain (loss)	(5,938)	136,038
Net change in unrealized appreciation (depreciation)	2,133,108	437,611
Net increase in net assets resulting from operations	2,226,900	644,904
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(67)
Service Class	—	(61,940)
	—	(62,007)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	28,423	10,000
Service Class	23,871,186	14,923,906
Reinvestment of dividends and distributions:
Standard Class	—	67
Service Class	—	61,940
	23,899,609	14,995,913
Cost of shares redeemed:
Service Class	(4,707,310)	(1,978,890)
	(4,707,310)	(1,978,890)
Increase in net assets derived from capital share transactions	19,192,299	13,017,023
NET INCREASE IN NET ASSETS	21,419,199	13,599,920
NET ASSETS:
Beginning of period	13,599,920	—
End of period	$35,019,119	$13,599,920

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-2

LVIP American Funds Vanguard Active Passive Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Funds Vanguard Active Passive Growth Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	6/2/25[1] to 12/31/25

Net asset value, beginning of period	$11.231	$10.000
Income from investment operations:
Net investment income[3]	0.074	0.127
Net realized and unrealized gain	1.030	1.171
Total from investment operations	1.104	1.298
Less dividends and distributions from:
Net investment income	—	(0.067)
Total dividends and distributions	—	(0.067)
Net asset value, end of period	$12.335	$11.231
Total return[4]	9.83%	12.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41	$11
Ratio of expenses to average net assets[5]	0.42%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.69%	2.16%
Ratio of net investment income to average net assets	1.27% [6]	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.00% [6]	0.26%
Portfolio turnover	9%	19%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-3

LVIP American Funds Vanguard Active Passive Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Funds Vanguard Active Passive Growth Fund Service Class
	Six Months Ended 6/30/26[2] (unaudited)	6/2/25[1] to 12/31/25

Net asset value, beginning of period	$11.221	$10.000
Income from investment operations:
Net investment income[3]	0.052	0.106
Net realized and unrealized gain	1.030	1.169
Total from investment operations	1.082	1.275
Less dividends and distributions from:
Net investment income	—	(0.054)
Total dividends and distributions	—	(0.054)
Net asset value, end of period	$12.303	$11.221
Total return[4]	9.64%	12.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,978	$13,589
Ratio of expenses to average net assets[5]	0.77%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.04%	2.51%
Ratio of net investment income to average net assets	0.92% [6]	1.65%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.65% [6]	(0.09% )
Portfolio turnover	9%	19%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-4

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Funds Vanguard Active Passive Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in mutual funds and exchange-traded funds (“ETFs”) (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds include American Funds® mutual funds, Capital Group ETFs, and Vanguard ETFs. The Fund is advised by Lincoln Financial Investments Corporation (LFI). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026, and for all open tax years (year ended December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Funds Vanguard Active Passive Growth Fund-5

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.42% of the Fund’s average daily net assets for the Standard Class and 0.77% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least July 1, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2026, no expense reimbursements were subject to recoupment.
	Expiration Date
	2028	Total
LFD	$74,857	$74,857
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$732
Legal	122
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,289 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP American Funds Vanguard Active Passive Growth Fund-6

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$7,270
Management fees payable to LFI	6,578
Distribution fees payable to LFD	9,205
Printing and mailing fees payable to Lincoln Life	1,789
Shareholder servicing fees payable to Lincoln Life	763
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2026, the Fund engaged in securities purchases of $548,660 and securities sales of $12,271, which resulted in net realized losses of $475.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$20,849,029
Sales	1,985,560
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$32,783,899
Aggregate unrealized appreciation of investments	$2,608,903
Aggregate unrealized depreciation of investments	(38,184)
Net unrealized appreciation of investments	$2,570,719
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Funds Vanguard Active Passive Growth Fund-7

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$35,354,618	$—	$—	$35,354,618
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	6/2/25* to
	6/30/26	12/31/25
Shares sold:
Standard Class	2,333	1,000
Service Class	2,044,388	1,382,947
Shares reinvested:
Standard Class	—	6
Service Class	—	5,493
	2,046,721	1,389,446
Shares redeemed:
Standard Class	—	—
Service Class	(412,410)	(177,486)
	(412,410)	(177,486)
Net increase	1,634,311	1,211,960

*	Date of commencement of operations.
5. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-8

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Funds

LVIP American Global Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– Global Growth Fund	10,898,214	$456,526,185
Total Investment Company (Cost $302,565,806)		456,526,185

TOTAL INVESTMENTS–100.05% (Cost $302,565,806)	456,526,185
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(236,282)
NET ASSETS APPLICABLE TO 13,472,968 SHARES OUTSTANDING–100.00%	$456,289,903

✢Class 1 shares.
The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-1

LVIP American Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–100.05%
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	24,083,705	$3,329,572,241
Total Affiliated Investment (Cost $2,135,298,539)		3,329,572,241

TOTAL INVESTMENTS–100.05% (Cost $2,135,298,539)	3,329,572,241
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,610,960)
NET ASSETS APPLICABLE TO 76,622,070 SHARES OUTSTANDING–100.00%	$3,327,961,281

✢Class 1 shares.
The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-2

LVIP American Growth-Income Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	32,175,264	$2,246,476,909
Total Investment Company (Cost $1,634,651,348)		2,246,476,909

TOTAL INVESTMENTS–100.05% (Cost $1,634,651,348)	2,246,476,909
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,093,674)
NET ASSETS APPLICABLE TO 59,864,590 SHARES OUTSTANDING–100.00%	$2,245,383,235

✢Class 1 shares.
The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-3

LVIP American International Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– International Fund	14,247,338	$333,245,231
Total Investment Company (Cost $243,673,062)		333,245,231

TOTAL INVESTMENTS–100.05% (Cost $243,673,062)	333,245,231
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(180,212)
NET ASSETS APPLICABLE TO 18,533,990 SHARES OUTSTANDING–100.00%	$333,065,019

✢Class 1 shares.
The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-4

LVIP American Funds
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
ASSETS:
Unaffiliated investments, at value	$456,526,185	$—	$2,246,476,909	$333,245,231
Affiliated investments, at value	—	3,329,572,241	—	—
Receivable for securities sold	816,667	1,161,016	1,350,712	110,467
Prepaid expenses	1,711	11,672	8,086	1,334
Receivable for fund shares sold	27	56,521	54,654	65,318
TOTAL ASSETS	457,344,590	3,330,801,450	2,247,890,361	333,422,350
LIABILITIES:
Payable for fund shares redeemed	816,694	1,217,537	1,405,366	175,785
Due to manager and affiliates	213,993	1,563,717	1,060,870	158,984
Payable for audit fee	9,835	9,835	9,835	9,835
Other accrued expenses payable	8,271	42,990	25,037	6,840
Payable for fund accounting fee	5,894	6,090	6,018	5,887
TOTAL LIABILITIES	1,054,687	2,840,169	2,507,126	357,331
TOTAL NET ASSETS	$456,289,903	$3,327,961,281	$2,245,383,235	$333,065,019
Unaffiliated investments, at cost	$302,565,806	$—	$1,634,651,348	$243,673,062
Affiliated investments, at cost	—	2,135,298,539	—	—
Service Class II:
Net Assets	$456,289,903	$3,327,961,281	$2,245,383,235	$333,065,019
Shares outstanding	13,472,968	76,622,070	59,864,590	18,533,990
Net Asset Value Per Share	$33.867	$43.433	$37.508	$17.971
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$207,533,290	$1,749,910,296	$1,215,257,448	$227,491,435
Distributable earnings/(accumulated loss)	248,756,613	1,578,050,985	1,030,125,787	105,573,584
TOTAL NET ASSETS	$456,289,903	$3,327,961,281	$2,245,383,235	$333,065,019
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-5

LVIP American Funds
Statements of Operations
Six Months Ended June 30, 2026 (unaudited)
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$2,577,977	$—	$8,420,114	$7,326,081
Dividends from affiliated investments	—	3,201,400	—	—
	2,577,977	3,201,400	8,420,114	7,326,081
EXPENSES:
Distribution fees-Service Class II	1,147,689	8,495,771	5,855,570	882,608
Shareholder servicing fees	60,514	447,959	308,748	46,537
Accounting and administration expenses	31,720	155,952	111,583	27,379
Professional fees	17,732	43,888	34,512	16,829
Reports and statements to shareholders	6,105	16,852	13,316	5,755
Trustees’ fees and expenses	5,817	43,372	29,780	4,525
Consulting fees	2,206	3,245	2,851	2,174
Custodian fees	1,356	5,217	3,807	1,227
Pricing fees	404	2,834	1,980	315
Other	5,992	23,483	18,891	3,760
Total operating expenses	1,279,535	9,238,573	6,381,038	991,109
NET INVESTMENT INCOME (LOSS)	1,298,442	(6,037,173)	2,039,076	6,334,972
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	—	(404,320)	—	—
Sale of investment companies	4,104,481	—	2,076,290	3,514,797
Distributions from affiliated investment companies	—	278,750,972	—	—
Distributions from investment companies	51,065,091	—	152,124,401	23,425,451
Net realized gain	55,169,572	278,346,652	154,200,691	26,940,248
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	—	(60,714,594)	—	—
Unaffiliated investments	28,613,985	—	63,809,381	11,205,097
Net change in unrealized appreciation (depreciation)	28,613,985	(60,714,594)	63,809,381	11,205,097
NET REALIZED AND UNREALIZED GAIN	83,783,557	217,632,058	218,010,072	38,145,345
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,081,999	$211,594,885	$220,049,148	$44,480,317
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-6

LVIP American Funds
Statements of Changes in Net Assets
	LVIP American Global Growth Fund		LVIP American Growth Fund		LVIP American Growth-Income Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,298,442	$3,752,694	$(6,037,173)	$(9,437,406)	$2,039,076	$10,958,599
Net realized gain	55,169,572	47,409,952	278,346,652	205,383,024	154,200,691	299,286,274
Net change in unrealized appreciation (depreciation)	28,613,985	21,934,161	(60,714,594)	305,435,038	63,809,381	733,009
Net increase in net assets resulting from operations	85,081,999	73,096,807	211,594,885	501,380,656	220,049,148	310,977,882
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(15,293,054)	—	(60,750,047)	—	(93,208,658)
	—	(15,293,054)	—	(60,750,047)	—	(93,208,658)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	25,207,613	49,754,580	223,868,868	579,844,447	100,642,356	335,989,468
Reinvestment of dividends and distributions:
Service Class II	—	15,293,054	—	60,750,047	—	93,208,658
Cost of shares redeemed:
Service Class II	(56,452,388)	(75,578,037)	(162,930,541)	(369,627,062)	(160,639,322)	(256,874,146)
Increase (decrease) in net assets derived from capital share transactions	(31,244,775)	(10,530,403)	60,938,327	270,967,432	(59,996,966)	172,323,980
NET INCREASE IN NET ASSETS	53,837,224	47,273,350	272,533,212	711,598,041	160,052,182	390,093,204
NET ASSETS:
Beginning of period	402,452,679	355,179,329	3,055,428,069	2,343,830,028	2,085,331,053	1,695,237,849
End of period	$456,289,903	$402,452,679	$3,327,961,281	$3,055,428,069	$2,245,383,235	$2,085,331,053
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-7

LVIP American Funds
Statements of Changes in Net Assets (continued)
	LVIP American International Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,334,972	$2,729,271
Net realized gain	26,940,248	2,565,748
Net change in unrealized appreciation (depreciation)	11,205,097	64,181,693
Net increase in net assets resulting from operations	44,480,317	69,476,712
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(2,504,963)
	—	(2,504,963)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	17,566,888	28,739,557
Reinvestment of dividends and distributions:
Service Class II	—	2,504,963
Cost of shares redeemed:
Service Class II	(42,056,524)	(60,561,711)
Increase (decrease) in net assets derived from capital share transactions	(24,489,636)	(29,317,191)
NET INCREASE IN NET ASSETS	19,990,681	37,654,558
NET ASSETS:
Beginning of period	313,074,338	275,419,780
End of period	$333,065,019	$313,074,338
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-8

LVIP American Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$27.771	$23.810	$22.989	$20.980	$30.532	$27.014
Income (loss) from investment operations:
Net investment income (loss)[2]	0.093	0.257	0.289	0.117	0.063	(0.005)
Net realized and unrealized gain (loss)	6.003	4.778	2.761	4.301	(7.837)	4.345
Total from investment operations	6.096	5.035	3.050	4.418	(7.774)	4.340
Less dividends and distributions from:
Net investment income	—	(0.293)	(0.292)	(0.111)	(0.129)	—
Net realized gain	—	(0.781)	(1.937)	(2.298)	(1.649)	(0.822)
Total dividends and distributions	—	(1.074)	(2.229)	(2.409)	(1.778)	(0.822)
Net asset value, end of period	$33.867	$27.771	$23.810	$22.989	$20.980	$30.532
Total return[3]	21.95%	21.23%	13.25%	22.16%	(25.02% )	16.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$456,290	$402,453	$355,179	$337,414	$296,654	$455,371
Ratio of expenses to average net assets[4]	0.61%	0.62%	0.62%	0.62%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	0.62% [5]	1.00%	1.15%	0.52%	0.27%	(0.02% )
Portfolio turnover	9%	11%	8%	11%	18%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-9

LVIP American Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$40.747	$34.711	$27.479	$22.546	$38.600	$32.636
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.079)	(0.133)	(0.004)	0.002	— [3]	(0.043)
Net realized and unrealized gain (loss)	2.765	7.009	8.446	8.163	(11.593)	7.055
Total from investment operations	2.686	6.876	8.442	8.165	(11.593)	7.012
Less dividends and distributions from:
Net investment income	—	(0.231)	(0.009)	(0.002)	(0.405)	(0.194)
Net realized gain	—	(0.609)	(1.201)	(3.230)	(4.056)	(0.854)
Total dividends and distributions	—	(0.840)	(1.210)	(3.232)	(4.461)	(1.048)
Net asset value, end of period	$43.433	$40.747	$34.711	$27.479	$22.546	$38.600
Total return[4]	6.59%	19.82%	31.19%	37.99%	(30.19% )	21.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,327,961	$3,055,428	$2,343,830	$1,761,159	$1,317,383	$1,764,769
Ratio of expenses to average net assets[5]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.39% )[6]	(0.36% )	(0.01% )	0.01%	— [7]	(0.12% )
Portfolio turnover	2%	4%	6%	8%	5%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $0.001 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	Amount rounds to less than 0.001%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-10

LVIP American Growth-Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$33.914	$30.197	$25.636	$22.301	$27.805	$23.052
Income (loss) from investment operations:
Net investment income[2]	0.033	0.188	0.222	0.248	0.224	0.202
Net realized and unrealized gain (loss)	3.561	5.117	5.825	5.284	(4.916)	5.239
Total from investment operations	3.594	5.305	6.047	5.532	(4.692)	5.441
Less dividends and distributions from:
Net investment income	—	(0.464)	(0.242)	(0.236)	(0.574)	(0.199)
Net realized gain	—	(1.124)	(1.244)	(1.961)	(0.238)	(0.489)
Total dividends and distributions	—	(1.588)	(1.486)	(2.197)	(0.812)	(0.688)
Net asset value, end of period	$37.508	$33.914	$30.197	$25.636	$22.301	$27.805
Total return[3]	10.60%	17.67%	23.81%	25.72%	(16.80% )	23.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,245,383	$2,085,331	$1,695,238	$1,353,177	$1,093,085	$1,330,283
Ratio of expenses to average net assets[4]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.19% [5]	0.59%	0.77%	1.03%	0.94%	0.78%
Portfolio turnover	5%	4%	6%	6%	7%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-11

LVIP American International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American International Fund Service Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.666	$12.507	$12.271	$12.337	$16.103	$16.769
Income (loss) from investment operations:
Net investment income[2]	0.329	0.129	0.102	0.120	0.197	0.362
Net realized and unrealized gain (loss)	1.976	3.156	0.236	1.647	(3.598)	(0.672)
Total from investment operations	2.305	3.285	0.338	1.767	(3.401)	(0.310)
Less dividends and distributions from:
Net investment income	—	(0.126)	(0.102)	(0.110)	(0.315)	(0.355)
Net realized gain	—	—	—	(1.723)	(0.050)	(0.001)
Total dividends and distributions	—	(0.126)	(0.102)	(1.833)	(0.365)	(0.356)
Net asset value, end of period	$17.971	$15.666	$12.507	$12.271	$12.337	$16.103
Total return[3]	14.71%	26.27%	2.75%	15.41%	(21.07% )	(1.84% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$333,065	$313,074	$275,420	$291,809	$269,139	$296,356
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.63%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	3.95% [5]	0.93%	0.78%	0.94%	1.49%	2.11%
Portfolio turnover	9%	4%	7%	5%	7%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-12

LVIP American Funds
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP American Global Growth Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Growth Fund and LVIP American International Fund is long-term growth of capital.
The investment objective of the LVIP American Growth Fund is growth of capital.
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
LVIP American Funds-13

LVIP American Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees.
To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LFI are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2026, no advisory fees were charged to the Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$16,233	$120,844	$83,471	$12,577
Legal	2,701	20,113	13,891	2,092
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2026, these fees were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$2,089	$6,329	$5,145	$1,842
The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Trust’s Board of Trustees (the “Board”). The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Distribution fees payable to LFD	$203,275	$1,485,396	$1,007,735	$151,021
Shareholder servicing fees payable to Lincoln Life	10,718	78,321	53,135	7,963
LVIP American Funds-14

LVIP American Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
LVIP American Growth Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-100.05%@
Equity Fund-100.05%@
✢American Funds Insurance Series® – Growth Fund	$3,056,943,505	$401,058,180	$67,310,530	$(404,320)	$(60,714,594)	$3,329,572,241	24,083,705	$3,201,400	$278,750,972

@ As a percentage of Net Assets as of June 30, 2026.
✢ Class 1 shares.
3. Investments
For the six months ended June 30, 2026, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$57,983,242	$401,058,180	$193,490,039	$33,403,297
Sales	36,847,352	67,310,530	99,274,545	28,126,414
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$302,565,806	$2,135,298,539	$1,634,651,348	$243,673,062
Aggregate unrealized appreciation of investments	$153,960,379	$1,194,273,702	$611,825,561	$89,572,169
Aggregate unrealized depreciation of investments	—	—	—	—
Net unrealized appreciation of investments	$153,960,379	$1,194,273,702	$611,825,561	$89,572,169
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP American Funds-15

LVIP American Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2026:
Level 1	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Affiliated Investment Companies	$—	$3,329,572,241	$—	$—
Unaffiliated Investment Companies	456,526,185	—	2,246,476,909	333,245,231
Total Investments	$456,526,185	$3,329,572,241	$2,246,476,909	$333,245,231
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Growth Fund		LVIP American Growth Fund		LVIP American Growth-Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Service Class II	833,520	1,921,797	5,578,396	15,702,570	2,888,960	10,500,464
Shares reinvested:
Service Class II	—	556,629	—	1,493,293	—	2,773,316
	833,520	2,478,426	5,578,396	17,195,863	2,888,960	13,273,780
Shares redeemed:
Service Class II	(1,852,157)	(2,904,068)	(3,942,124)	(9,733,577)	(4,513,718)	(7,923,371)
Net increase (decrease)	(1,018,637)	(425,642)	1,636,272	7,462,286	(1,624,758)	5,350,409

	LVIP American International Fund
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Service Class II	1,034,246	2,076,088
Shares reinvested:
Service Class II	—	160,556
	1,034,246	2,236,644
Shares redeemed:
Service Class II	(2,484,365)	(4,273,636)
Net increase (decrease)	(1,450,119)	(2,036,992)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP American Funds-16

LVIP American Funds
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Funds-17

LVIP American Global Allocation Managed Risk Funds
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Global Allocation Managed Risk Funds

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.84%
Asset Allocation Fund–10.58%
✧American Funds®– Capital Income Builder	1,384,772	$113,440,512
		113,440,512
Equity Funds–33.90%
✧American Funds®-
American Mutual Fund	1,704,457	109,647,695
Growth Fund of America	1,607,264	141,921,426
Investment Company of America	1,641,817	111,988,375
		363,557,496
Fixed Income Funds–44.14%
✧American Funds®-
Bond Fund of America	36,604,439	412,165,977
High-Income Trust	3,108,776	30,528,179
Inflation Linked Bond Fund	3,221,199	30,665,815
		473,359,971
Global Equity Fund–3.41%
✧American Funds®– Smallcap World Fund	407,800	36,579,693
		36,579,693
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–5.22%
✧American Funds®-
EuroPacific Growth Fund	667,672	$42,550,726
New World Fund	123,475	13,418,007
		55,968,733
Money Market Fund–2.59%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	27,794,443	27,794,443
		27,794,443
Total Investment Companies (Cost $892,673,891)		1,070,700,848

TOTAL INVESTMENTS–99.84% (Cost $892,673,891)	1,070,700,848
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,691,099
NET ASSETS APPLICABLE TO 90,642,813 SHARES OUTSTANDING–100.00%	$1,072,391,947
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND STANDARD CLASS ($12,612,536 / 1,063,704 Shares)	$11.857
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND SERVICE CLASS ($1,059,779,411 / 89,579,109 Shares)	$11.831
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$872,468,657
Distributable earnings/(accumulated loss)	199,923,290
TOTAL NET ASSETS	$1,072,391,947

✧Class R-6 shares.

★Includes $1,902,355 cash collateral held at broker for futures contracts, $194,275 variation margin due from broker on futures contracts,
$1,719,019 payable for securities purchased, $72,724 payable for fund shares redeemed, $16,852 other accrued expenses payable, $549,727 due to manager and affiliates, $14,229 payable for audit fee and $10,550 payable for fund accounting fee as of June 30, 2026.

LVIP American Global Allocation Managed Risk Funds-1

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	CME Australian Dollar Currency Futures	$414,660	$420,635	9/14/26	$—	$(5,975)
11	CME British Pound Currency Futures	911,281	920,262	9/14/26	—	(8,981)
16	CME Euro Foreign Exchange Currency Futures	2,291,300	2,319,713	9/14/26	—	(28,413)
13	CME Japanese Yen Currency Futures	1,005,387	1,020,998	9/14/26	—	(15,611)
					—	(58,980)
Equity Contracts:
5	CME E-mini Russell 2000 Index Futures	761,400	735,531	9/18/26	25,869	—
45	CME E-mini S&P 500 Index Futures	16,983,562	16,782,038	9/18/26	201,524	—
9	CME E-mini S&P MidCap 400 Index Futures	3,496,500	3,419,552	9/18/26	76,948	—
40	Eurex EURO STOXX 50 Futures	2,904,946	2,883,835	9/18/26	21,111	—
7	FTSE 100 Index Futures	978,794	978,195	9/18/26	599	—
11	ICE U.S. MSCI Emerging Markets Index Futures	966,515	955,998	9/18/26	10,517	—
6	OML Stockholm OMXS30 Index Futures	199,065	196,656	7/17/26	2,409	—
3	SFE S&P ASX Share Price Index 200 Futures	455,705	459,705	9/17/26	—	(4,000)
5	TSE TOPIX Futures	1,230,973	1,195,460	9/10/26	35,513	—
					374,490	(4,000)
Total Futures Contracts					$374,490	$(62,980)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-2

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.81%
Asset Allocation Fund–5.72%
✧American Funds®– Capital Income Builder	1,527,792	$125,156,724
		125,156,724
Equity Funds–47.07%
✧American Funds®-
American Mutual Fund	5,251,323	337,817,580
Growth Fund of America	3,962,045	349,848,591
Investment Company of America	5,032,019	343,234,041
		1,030,900,212
Fixed Income Funds–25.69%
✧American Funds®-
Bond Fund of America	40,584,460	456,981,016
High-Income Trust	5,861,751	57,562,395
Inflation Linked Bond Fund	5,038,589	47,967,369
		562,510,780
Global Equity Fund–5.80%
✧American Funds®– Smallcap World Fund	1,415,947	127,010,453
		127,010,453
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.56%
✧American Funds®-
EuroPacific Growth Fund	3,207,694	$204,426,373
New World Fund	649,418	70,572,244
		274,998,617
Money Market Fund–2.97%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	65,101,971	65,101,971
		65,101,971
Total Investment Companies (Cost $1,720,649,951)		2,185,678,757

TOTAL INVESTMENTS–99.81% (Cost $1,720,649,951)	2,185,678,757
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	4,259,998
NET ASSETS APPLICABLE TO 173,583,059 SHARES OUTSTANDING–100.00%	$2,189,938,755
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND STANDARD CLASS ($1,335,123 / 105,526 Shares)	$12.652
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND SERVICE CLASS ($2,188,603,632 / 173,477,533 Shares)	$12.616
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,629,001,293
Distributable earnings/(accumulated loss)	560,937,462
TOTAL NET ASSETS	$2,189,938,755

✧Class R-6 shares.

★Includes $4,673,976 cash collateral held at broker for futures contracts, $471,688 variation margin due from broker on futures contracts,
$2,049,041 payable for securities purchased, $782,257 payable for fund shares redeemed, $28,914 other accrued expenses payable,
$1,128,789 due to manager and affiliates, $14,229 payable for audit fee and $10,648 payable for fund accounting fee as of June 30, 2026.

LVIP American Global Allocation Managed Risk Funds-3

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
16	CME Australian Dollar Currency Futures	$1,105,760	$1,121,293	9/14/26	$—	$(15,533)
30	CME British Pound Currency Futures	2,485,313	2,509,806	9/14/26	—	(24,493)
45	CME Euro Foreign Exchange Currency Futures	6,444,281	6,524,192	9/14/26	—	(79,911)
41	CME Japanese Yen Currency Futures	3,170,838	3,219,456	9/14/26	—	(48,618)
2	CME Swedish Krona Currency Futures	414,000	424,421	9/14/26	—	(10,421)
					—	(178,976)
Equity Contracts:
13	CME E-mini Russell 2000 Index Futures	1,979,640	1,912,412	9/18/26	67,228	—
103	CME E-mini S&P 500 Index Futures	38,873,488	38,412,238	9/18/26	461,250	—
21	CME E-mini S&P MidCap 400 Index Futures	8,158,500	7,979,020	9/18/26	179,480	—
99	Eurex EURO STOXX 50 Futures	7,189,741	7,137,492	9/18/26	52,249	—
20	FTSE 100 Index Futures	2,796,554	2,794,843	9/18/26	1,711	—
40	ICE U.S. MSCI Emerging Markets Index Futures	3,514,600	3,476,000	9/18/26	38,600	—
15	OML Stockholm OMXS30 Index Futures	497,661	491,638	7/17/26	6,023	—
8	SFE S&P ASX Share Price Index 200 Futures	1,215,213	1,226,157	9/17/26	—	(10,944)
15	TSE TOPIX Futures	3,692,918	3,588,133	9/10/26	104,785	—
					911,326	(10,944)
Total Futures Contracts					$911,326	$(189,920)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-4

LVIP American Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2026 (unaudited)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends	$13,713,137	$19,756,615
EXPENSES:
Distribution fees-Service Class	1,848,928	3,797,268
Management fees	1,338,053	2,713,917
Shareholder servicing fees	155,214	314,814
Accounting and administration expenses	71,582	123,737
Professional fees	28,844	39,860
Trustees’ fees and expenses	15,727	31,799
Reports and statements to shareholders	9,011	13,477
Custodian fees	5,583	7,327
Consulting fees	4,073	4,448
Pricing fees	1,600	2,845
Other	19,189	36,053
Total operating expenses	3,497,804	7,085,545
NET INVESTMENT INCOME	10,215,333	12,671,070
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	2,643,575	12,387,733
Distributions from investment companies	2,638,251	12,221,346
Foreign currencies	652	1,203
Futures contracts	2,468,760	5,939,053
Net realized gain	7,751,238	30,549,335
Net change in unrealized appreciation (depreciation) of:
Investments	39,721,496	118,412,041
Foreign currencies	(7,291)	(18,823)
Futures contracts	263,169	560,599
Net change in unrealized appreciation (depreciation)	39,977,374	118,953,817
NET REALIZED AND UNREALIZED GAIN	47,728,612	149,503,152
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,943,945	$162,174,222
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-5

LVIP American Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,215,333	$27,513,795	$12,671,070	$41,726,778
Net realized gain	7,751,238	36,170,059	30,549,335	95,139,038
Net change in unrealized appreciation (depreciation)	39,977,374	68,060,824	118,953,817	168,986,381
Net increase in net assets resulting from operations	57,943,945	131,744,678	162,174,222	305,852,197
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,248,798)	—	(71,114)
Service Class	—	(63,489,622)	—	(123,602,100)
	—	(64,738,420)	—	(123,673,214)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,387,599	12,440,018	3,516	8,817
Service Class	10,069,046	14,087,154	9,270,748	20,489,974
Reinvestment of dividends and distributions:
Standard Class	—	1,248,798	—	71,114
Service Class	—	63,489,622	—	123,602,100
	14,456,645	91,265,592	9,274,264	144,172,005
Cost of shares redeemed:
Standard Class	(13,385,263)	(2,204,677)	(18,966)	(31,183)
Service Class	(92,356,787)	(212,920,427)	(211,421,737)	(419,240,099)
	(105,742,050)	(215,125,104)	(211,440,703)	(419,271,282)
Decrease in net assets derived from capital share transactions	(91,285,405)	(123,859,512)	(202,166,439)	(275,099,277)
NET DECREASE IN NET ASSETS	(33,341,460)	(56,853,254)	(39,992,217)	(92,920,294)
NET ASSETS:
Beginning of period	1,105,733,407	1,162,586,661	2,229,930,972	2,322,851,266
End of period	$1,072,391,947	$1,105,733,407	$2,189,938,755	$2,229,930,972
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-6

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.217	$10.575	$9.929	$10.210	$13.150	$12.362
Income (loss) from investment operations:
Net investment income[2]	0.128	0.311	0.283	0.275	0.240	0.183
Net realized and unrealized gain (loss)	0.512	1.040	0.696	0.850	(2.289)	0.973
Total from investment operations	0.640	1.351	0.979	1.125	(2.049)	1.156
Less dividends and distributions from:
Net investment income	—	(0.313)	(0.299)	(0.275)	(0.248)	(0.368)
Net realized gain	—	(0.396)	(0.034)	(1.125)	(0.643)	—
Return of capital	—	—	—	(0.006)	—	—
Total dividends and distributions	—	(0.709)	(0.333)	(1.406)	(0.891)	(0.368)
Net asset value, end of period	$11.857	$11.217	$10.575	$9.929	$10.210	$13.150
Total return[3]	5.71%	12.84%	9.86%	11.80%	(15.53% )	9.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,613	$20,699	$8,326	$6,972	$5,759	$3,623
Ratio of expenses to average net assets[4]	0.31%	0.31%	0.31%	0.31%	0.31%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.25% [5]	2.79%	2.70%	2.66%	2.10%	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.25% [5]	2.79%	2.70%	2.66%	2.10%	1.39%
Portfolio turnover	5%	15%	18%	19%	88%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-7

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.211	$10.571	$9.923	$10.208	$13.143	$12.355
Income (loss) from investment operations:
Net investment income[2]	0.108	0.269	0.246	0.239	0.202	0.136
Net realized and unrealized gain (loss)	0.512	1.039	0.695	0.846	(2.287)	0.972
Total from investment operations	0.620	1.308	0.941	1.085	(2.085)	1.108
Less dividends and distributions from:
Net investment income	—	(0.272)	(0.259)	(0.239)	(0.207)	(0.320)
Net realized gain	—	(0.396)	(0.034)	(1.125)	(0.643)	—
Return of capital	—	—	—	(0.006)	—	—
Total dividends and distributions	—	(0.668)	(0.293)	(1.370)	(0.850)	(0.320)
Net asset value, end of period	$11.831	$11.211	$10.571	$9.923	$10.208	$13.143
Total return[3]	5.53%	12.43%	9.49%	11.41%	(15.82% )	8.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,059,779	$1,085,034	$1,154,260	$1,242,380	$1,274,854	$1,701,925
Ratio of expenses to average net assets[4]	0.66%	0.66%	0.66%	0.66%	0.66%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	1.90% [5]	2.44%	2.35%	2.31%	1.75%	1.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90% [5]	2.44%	2.35%	2.31%	1.75%	1.04%
Portfolio turnover	5%	15%	18%	19%	88%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-8

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.726	$10.819	$9.851	$10.948	$14.421	$13.250
Income (loss) from investment operations:
Net investment income[2]	0.091	0.250	0.220	0.243	0.198	0.177
Net realized and unrealized gain (loss)	0.835	1.354	0.987	1.110	(2.821)	1.303
Total from investment operations	0.926	1.604	1.207	1.353	(2.623)	1.480
Less dividends and distributions from:
Net investment income	—	(0.211)	(0.239)	(0.236)	(0.186)	(0.309)
Net realized gain	—	(0.486)	—	(2.189)	(0.664)	—
Return of capital	—	—	—	(0.025)	—	—
Total dividends and distributions	—	(0.697)	(0.239)	(2.450)	(0.850)	(0.309)
Net asset value, end of period	$12.652	$11.726	$10.819	$9.851	$10.948	$14.421
Total return[3]	7.90%	14.91%	12.26%	13.97%	(18.13% )	11.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,335	$1,252	$1,111	$1,010	$901	$1,120
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.31%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.31%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.52% [5]	2.20%	2.07%	2.26%	1.62%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52% [5]	2.20%	2.07%	2.26%	1.62%	1.24%
Portfolio turnover	5%	17%	19%	17%	89%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-9

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.713	$10.809	$9.840	$10.944	$14.413	$13.242
Income (loss) from investment operations:
Net investment income[2]	0.070	0.209	0.182	0.205	0.155	0.127
Net realized and unrealized gain (loss)	0.833	1.350	0.986	1.106	(2.818)	1.300
Total from investment operations	0.903	1.559	1.168	1.311	(2.663)	1.427
Less dividends and distributions from:
Net investment income	—	(0.169)	(0.199)	(0.201)	(0.142)	(0.256)
Net realized gain	—	(0.486)	—	(2.189)	(0.664)	—
Return of capital	—	—	—	(0.025)	—	—
Total dividends and distributions	—	(0.655)	(0.199)	(2.415)	(0.806)	(0.256)
Net asset value, end of period	$12.616	$11.713	$10.809	$9.840	$10.944	$14.413
Total return[3]	7.71%	14.51%	11.87%	13.57%	(18.42% )	10.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,188,604	$2,228,679	$2,321,740	$2,480,024	$2,495,434	$3,417,726
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.66%	0.65%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.65%	0.66%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.17% [5]	1.85%	1.72%	1.91%	1.27%	0.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.17% [5]	1.85%	1.72%	1.91%	1.27%	0.89%
Portfolio turnover	5%	17%	19%	17%	89%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-10

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the series of American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP American Global Allocation Managed Risk Funds-11

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$42,768	$86,594
Legal	7,114	14,402
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2026, these fees were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$3,010	$4,401
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Trust’s Board of Trustees (the “Board”). The fees are calculated daily and paid monthly.
LVIP American Global Allocation Managed Risk Funds-12

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$219,937	$448,795
Distribution fees payable to LFD	304,277	627,934
Shareholder servicing fees payable to Lincoln Life	25,513	52,060
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$51,834,637	$102,678,829
Sales	128,376,852	274,864,134
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$892,673,891	$1,720,649,951
Aggregate unrealized appreciation of investments and derivatives	$185,998,359	$468,578,383
Aggregate unrealized depreciation of investments and derivatives	(7,659,892)	(2,828,171)
Net unrealized appreciation of investments and derivatives	$178,338,467	$465,750,212
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP American Global Allocation Managed Risk Funds-13

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2026:
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Investment Companies	$1,070,700,848	$2,185,678,757
Derivatives:
Assets:
Futures Contracts	$374,490	$911,326
Derivatives:
Liabilities:
Futures Contracts	$(62,980)	$(189,920)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	389,122	1,146,869	290	796
Service Class	879,697	1,274,312	770,445	1,806,934
Shares reinvested:
Standard Class	—	110,712	—	6,074
Service Class	—	5,639,071	—	10,594,529
	1,268,819	8,170,964	770,735	12,408,333
Shares redeemed:
Standard Class	(1,170,847)	(199,476)	(1,576)	(2,761)
Service Class	(8,087,001)	(19,322,658)	(17,569,041)	(36,931,481)
	(9,257,848)	(19,522,134)	(17,570,617)	(36,934,242)
Net decrease	(7,989,029)	(11,351,170)	(16,799,882)	(24,525,909)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP American Global Allocation Managed Risk Funds-14

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2026 were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$374,490	Receivables and other assets net of liabilities	$(4,000)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(58,980)
Total		$374,490		$(62,980)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,518,085	$348,297
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(49,325)	(85,128)
Total		$2,468,760	$263,169
Fair values of derivative instruments as of June 30, 2026 were as follows:
LVIP American Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$911,326	Receivables and other assets net of liabilities	$(10,944)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(178,976)
Total		$911,326		$(189,920)
LVIP American Global Allocation Managed Risk Funds-15

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,114,312	$816,904
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(175,259)	(256,305)
Total		$5,939,053	$560,599
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2026.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$33,770,633
LVIP American Global Growth Allocation Managed Risk Fund	82,834,406
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Global Allocation Managed Risk Funds-16

LVIP American Preservation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP American Preservation Fund

LVIP American Preservation Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.02%
INVESTMENT COMPANY–3.02%
Fixed Income Fund–3.02%
✧American Funds®– Corporate Bond	1,847,502	$17,403,467
Total Affiliated Investment (Cost $17,216,457)		17,403,467

UNAFFILIATED INVESTMENTS–97.01%
INVESTMENT COMPANIES–97.01%
Fixed Income Funds–94.01%
✧American Funds®-
Bond Fund of America	5,145,546	57,938,845
Intermediate Bond Fund of America	6,896,359	86,411,373
Mortgage Fund	6,593,151	57,887,867
Short Term Bond Fund of America	32,035,984	304,341,852
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
U.S. Government Securities Fund	2,920,841	$34,699,595
		541,279,532
Money Market Fund–3.00%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 3.37%)	17,243,095	17,243,095
		17,243,095
Total Unaffiliated Investments (Cost $570,427,419)		558,522,627

TOTAL INVESTMENTS–100.03% (Cost $587,643,876)	575,926,094
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(179,295)
NET ASSETS APPLICABLE TO 62,218,508 SHARES OUTSTANDING–100.00%	$575,746,799
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($213,762 / 23,068 Shares)	$9.267
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($575,533,037 / 62,195,440 Shares)	$9.254
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$628,077,941
Distributable earnings/(accumulated loss)	(52,331,142)
TOTAL NET ASSETS	$575,746,799

✧Class R-6 shares.

★Includes $2,515,341 payable for securities purchased, $42,341 payable for fund shares redeemed, $10,105 other accrued expenses payable,
$262,769 due to manager and affiliates, $11,707 payable for audit fee and $7,010 payable for fund accounting fee as of June 30, 2026.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-1

LVIP American Preservation Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$11,448,106
Dividends from affiliated investments	388,089
11,836,195
EXPENSES:
Distribution fees-Service Class	1,008,617
Management fees	720,706
Shareholder servicing fees	83,602
Accounting and administration expenses	42,510
Professional fees	21,329
Trustees’ fees and expenses	8,419
Reports and statements to shareholders	7,125
Custodian fees	2,649
Consulting fees	2,427
Pricing fees	637
Other	6,296
1,904,317
Less:
Management fees waived	(201,798)
Total operating expenses	1,702,519
NET INVESTMENT INCOME	10,133,676
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	3,955
Sale of unaffiliated investments	(2,916,001)
Net realized loss	(2,912,046)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(260,791)
Unaffiliated investments	(5,551,510)
Net change in unrealized appreciation (depreciation)	(5,812,301)
NET REALIZED AND UNREALIZED LOSS	(8,724,347)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,409,329
See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,133,676	$22,426,289
Net realized loss	(2,912,046)	(7,362,623)
Net change in unrealized appreciation (depreciation)	(5,812,301)	18,365,053
Net increase in net assets resulting from operations	1,409,329	33,428,719
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(8,118)
Service Class	—	(20,638,067)
	—	(20,646,185)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,692	16,364
Service Class	54,113,620	122,334,759
Reinvestment of dividends and distributions:
Standard Class	—	8,118
Service Class	—	20,638,067
	54,117,312	142,997,308
Cost of shares redeemed:
Standard Class	(3,194)	(96,835)
Service Class	(72,311,286)	(166,626,041)
	(72,314,480)	(166,722,876)
Decrease in net assets derived from capital share transactions	(18,197,168)	(23,725,568)
NET DECREASE IN NET ASSETS	(16,787,839)	(10,943,034)
NET ASSETS:
Beginning of period	592,534,638	603,477,672
End of period	$575,746,799	$592,534,638
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-2

LVIP American Preservation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.228	$9.037	$9.150	$9.107	$10.001	$10.316
Income (loss) from investment operations:
Net investment income[2]	0.177	0.383	0.393	0.315	0.198	0.091
Net realized and unrealized gain (loss)	(0.138)	0.174	(0.097)	0.059	(0.863)	(0.144)
Total from investment operations	0.039	0.557	0.296	0.374	(0.665)	(0.053)
Less dividends and distributions from:
Net investment income	—	(0.366)	(0.409)	(0.329)	(0.204)	(0.262)
Net realized gain	—	—	—	—	(0.023)	—
Return of capital	—	—	—	(0.002)	(0.002)	—
Total dividends and distributions	—	(0.366)	(0.409)	(0.331)	(0.229)	(0.262)
Net asset value, end of period	$9.267	$9.228	$9.037	$9.150	$9.107	$10.001
Total return[3]	0.42%	6.17%	3.25%	4.10%	(6.65% )	(0.52% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$214	$212	$279	$301	$305	$352
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.24%	0.24%	0.24%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	3.87% [5]	4.12%	4.24%	3.42%	2.08%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.80% [5]	4.05%	4.17%	3.35%	2.01%	0.79%
Portfolio turnover	6%	13%	32%	10%	45%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-3

LVIP American Preservation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.231	$9.040	$9.152	$9.108	$10.000	$10.314
Income (loss) from investment operations:
Net investment income[2]	0.161	0.351	0.360	0.282	0.164	0.055
Net realized and unrealized gain (loss)	(0.138)	0.172	(0.097)	0.059	(0.862)	(0.143)
Total from investment operations	0.023	0.523	0.263	0.341	(0.698)	(0.088)
Less dividends and distributions from:
Net investment income	—	(0.332)	(0.375)	(0.295)	(0.169)	(0.226)
Net realized gain	—	—	—	—	(0.023)	—
Return of capital	—	—	—	(0.002)	(0.002)	—
Total dividends and distributions	—	(0.332)	(0.375)	(0.297)	(0.194)	(0.226)
Net asset value, end of period	$9.254	$9.231	$9.040	$9.152	$9.108	$10.000
Total return[3]	0.25%	5.80%	2.88%	3.74%	(6.97% )	(0.86% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$575,533	$592,323	$603,199	$639,247	$678,238	$779,341
Ratio of expenses to average net assets[4]	0.59%	0.59%	0.59%	0.59%	0.59%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	3.52% [5]	3.77%	3.89%	3.07%	1.73%	0.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.45% [5]	3.70%	3.82%	3.00%	1.66%	0.44%
Portfolio turnover	6%	13%	32%	10%	45%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-4

LVIP American Preservation Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") and series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek current income, consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP American Preservation Fund-5

LVIP American Preservation Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$23,042
Legal	3,833
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,545 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$84,632
Distribution fees payable to LFD	164,502
Shareholder servicing fees payable to Lincoln Life	13,635
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.02%@
Fixed Income Fund-3.02%@
✧American Funds® - Corporate Bond	$17,696,959	$1,225,595	$1,262,251	$3,955	$(260,791)	$17,403,467	1,847,502	$388,089	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧ Class R-6 shares.
LVIP American Preservation Fund-6

LVIP American Preservation Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$34,951,413
Sales	42,436,922
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$587,643,876
Aggregate unrealized appreciation of investments	$187,009
Aggregate unrealized depreciation of investments	(11,904,791)
Net unrealized depreciation of investments	$(11,717,782)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$17,403,467	$—	$—	$17,403,467
Unaffiliated Investment Companies	558,522,627	—	—	558,522,627
Total Investments	$575,926,094	$—	$—	$575,926,094
There were no Level 3 investments at the beginning or end of the period.
LVIP American Preservation Fund-7

LVIP American Preservation Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	399	1,732
Service Class	5,853,684	13,119,699
Shares reinvested:
Standard Class	—	881
Service Class	—	2,238,939
	5,854,083	15,361,251
Shares redeemed:
Standard Class	(345)	(10,516)
Service Class	(7,824,575)	(17,917,490)
	(7,824,920)	(17,928,006)
Net decrease	(1,970,837)	(2,566,755)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Preservation Fund-8

LVIP Avantis Large Cap Value Fund
(formerly, LVIP American Century Disciplined Core Value Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Avantis Large Cap Value Fund

LVIP Avantis Large Cap Value Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.79%
Aerospace & Defense–0.11%
†ATI, Inc.	1,461	$287,963
		287,963
Air Freight & Logistics–1.57%
Expeditors International of Washington, Inc.	8,094	1,319,160
United Parcel Service, Inc. Class B	27,268	2,931,310
		4,250,470
Automobile Components–0.81%
†Aptiv PLC	9,154	561,873
Autoliv, Inc.	4,166	483,964
BorgWarner, Inc.	15,801	1,049,186
Lear Corp.	727	97,462
		2,192,485
Automobiles–1.05%
General Motors Co.	36,810	2,837,315
		2,837,315
Banks–4.05%
East West Bancorp, Inc.	6,581	849,541
First Citizens BancShares, Inc. Class A	235	488,986
JPMorgan Chase & Co.	20,997	6,872,948
U.S. Bancorp	26,812	1,619,445
Wells Fargo & Co.	13,696	1,131,837
		10,962,757
Beverages–0.25%
Constellation Brands, Inc. Class A	4,863	676,395
		676,395
Biotechnology–1.08%
†Exelixis, Inc.	14,683	798,902
Gilead Sciences, Inc.	16,853	2,129,208
		2,928,110
Broadline Retail–2.46%
†Amazon.com, Inc.	26,813	6,390,610
†Coupang, Inc.	2,022	35,122
Dillard's, Inc. Class A	442	233,562
		6,659,294
Building Products–0.82%
A.O. Smith Corp.	3,982	249,751
Advanced Drainage Systems, Inc.	4,416	693,135
Armstrong World Industries, Inc.	2,608	418,375
Owens Corning	5,391	856,954
		2,218,215
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–4.93%
Ameriprise Financial, Inc.	4,406	$2,021,297
Charles Schwab Corp.	14,942	1,378,698
Evercore, Inc. Class A	382	130,430
FactSet Research Systems, Inc.	200	46,016
†Galaxy Digital, Inc. Class A	4,645	126,994
Goldman Sachs Group, Inc.	916	926,415
LPL Financial Holdings, Inc.	3,836	1,080,524
Morgan Stanley	21,936	4,585,501
Northern Trust Corp.	8,274	1,438,352
†StoneX Group, Inc.	1,593	188,771
T. Rowe Price Group, Inc.	9,522	1,082,556
Virtu Financial, Inc. Class A	5,766	343,481
		13,349,035
Chemicals–1.24%
CF Industries Holdings, Inc.	10,176	1,101,654
LyondellBasell Industries NV Class A	17,692	931,484
NewMarket Corp.	389	307,792
Solstice Advanced Materials, Inc.	11,432	1,012,875
		3,353,805
Communications Equipment–0.32%
Ubiquiti, Inc.	62	33,110
†Viasat, Inc.	9,373	841,789
		874,899
Construction & Engineering–0.57%
Argan, Inc.	1,089	869,621
†MYR Group, Inc.	38	19,015
Primoris Services Corp.	841	83,360
Valmont Industries, Inc.	995	574,712
		1,546,708
Consumer Finance–2.18%
Ally Financial, Inc.	16,594	762,495
American Express Co.	9,936	3,360,852
OneMain Holdings, Inc.	7,720	470,689
Synchrony Financial	17,142	1,303,649
		5,897,685
Consumer Staples Distribution & Retail–5.58%
†BJ's Wholesale Club Holdings, Inc.	8,094	705,959
Costco Wholesale Corp.	6,434	6,018,814
Dollar General Corp.	14,087	1,621,555
†Dollar Tree, Inc.	6,654	804,801
Kroger Co.	30,895	1,715,599
†Maplebear, Inc.	5,236	247,925
†Sprouts Farmers Market, Inc.	2,964	250,695
Target Corp.	20,755	2,710,810
Walmart, Inc.	9,064	1,026,589
		15,102,747
LVIP Avantis Large Cap Value Fund-1

LVIP Avantis Large Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–1.02%
International Paper Co.	12,630	$481,203
Packaging Corp. of America	4,637	1,104,905
Smurfit Westrock PLC	25,301	1,170,424
		2,756,532
Diversified Telecommunication Services–2.51%
Comcast Corp. Class A	89,157	2,188,804
†Globalstar, Inc.	3,861	313,861
Verizon Communications, Inc.	101,691	4,305,597
		6,808,262
Electrical Equipment–0.18%
†Nextpower, Inc. Class A	4,199	500,269
		500,269
Electronic Equipment, Instruments & Components–1.31%
†Flex Ltd.	17,484	2,833,632
Ingram Micro Holding Corp.	2,121	58,179
†Sanmina Corp.	2,616	662,057
		3,553,868
Energy Equipment & Services–1.48%
Archrock, Inc.	12,342	502,443
Halliburton Co.	23,381	793,785
Kodiak Gas Services, Inc.	1,693	127,195
Noble Corp. PLC	8,646	322,496
NOV, Inc.	22,858	424,016
TechnipFMC PLC	21,502	1,425,582
Weatherford International PLC	5,190	422,985
		4,018,502
Entertainment–1.84%
†Netflix, Inc.	69,824	4,985,434
		4,985,434
Financial Services–0.95%
Corebridge Financial, Inc.	8,260	236,484
Jack Henry & Associates, Inc.	510	70,247
Jackson Financial, Inc. Class A	4,854	497,001
PayPal Holdings, Inc.	40,745	1,759,369
		2,563,101
Food Products–0.24%
Hershey Co.	1,264	221,769
Ingredion, Inc.	3,680	348,533
Pilgrim's Pride Corp.	2,785	78,286
		648,588
Ground Transportation–4.82%
CSX Corp.	68,435	3,252,716
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
JB Hunt Transport Services, Inc.	4,789	$1,386,080
†Lyft, Inc. Class A	11,763	171,857
Norfolk Southern Corp.	5,710	1,796,309
Old Dominion Freight Line, Inc.	4,342	940,477
Ryder System, Inc.	2,810	741,194
Union Pacific Corp.	17,493	4,758,096
		13,046,729
Health Care Equipment & Supplies–0.48%
†Dexcom, Inc.	19,397	1,306,388
		1,306,388
Health Care Providers & Services–0.63%
†Centene Corp.	25,997	1,668,747
Universal Health Services, Inc. Class B	214	31,820
		1,700,567
Hotels, Restaurants & Leisure–3.49%
†Airbnb, Inc. Class A	1,343	192,183
Boyd Gaming Corp.	3,486	307,918
Carnival Corp. Ltd.	61,132	1,746,541
†Chipotle Mexican Grill, Inc.	37,248	1,266,432
Las Vegas Sands Corp.	13,219	610,586
†Norwegian Cruise Line Holdings Ltd.	26,965	569,231
Royal Caribbean Cruises Ltd.	9,447	2,999,706
Super Group SGHC Ltd.	3,934	53,306
Texas Roadhouse, Inc.	3,875	748,766
†Viking Holdings Ltd.	9,161	958,882
		9,453,551
Household Durables–1.07%
Dr. Horton, Inc.	6,435	1,048,133
†NVR, Inc.	149	1,015,197
PulteGroup, Inc.	6,020	826,004
		2,889,334
Independent Power and Renewable Electricity Producers–0.33%
Ormat Technologies, Inc.	1,043	113,583
†Talen Energy Corp.	2,038	783,122
		896,705
Insurance–10.08%
Allstate Corp.	11,485	2,732,741
American Financial Group, Inc.	3,392	474,676
American International Group, Inc.	22,128	1,649,199
†Arch Capital Group Ltd.	14,206	1,378,834
Assurant, Inc.	3,058	821,165
Axis Capital Holdings Ltd.	5,147	552,994
Chubb Ltd.	7,722	2,631,194
LVIP Avantis Large Cap Value Fund-2

LVIP Avantis Large Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Erie Indemnity Co. Class A	679	$162,790
Fidelity National Financial, Inc.	6,200	292,392
Globe Life, Inc.	4,649	830,683
Hanover Insurance Group, Inc.	415	88,860
Hartford Insurance Group, Inc.	13,007	1,723,688
Kinsale Capital Group, Inc.	264	87,070
†Markel Group, Inc.	283	552,702
MetLife, Inc.	20,321	1,719,360
†Oscar Health, Inc. Class A	6,949	198,185
Primerica, Inc.	2,154	612,167
Principal Financial Group, Inc.	10,304	1,110,565
Progressive Corp.	18,829	4,113,195
Prudential Financial, Inc.	14,755	1,592,507
RenaissanceRe Holdings Ltd.	2,974	942,461
Travelers Cos., Inc.	9,178	3,029,841
		27,297,269
Interactive Media & Services–1.84%
†Cargurus, Inc.	4,989	170,075
Meta Platforms, Inc. Class A	8,543	4,812,186
		4,982,261
IT Services–0.22%
†CoreWeave, Inc. Class A	6,153	612,470
		612,470
Machinery–4.75%
Caterpillar, Inc.	5,442	5,795,186
Cummins, Inc.	1,273	907,916
Deere & Co.	7,671	4,865,946
Mueller Industries, Inc.	4,456	547,776
Toro Co.	7,620	742,340
		12,859,164
Media–0.21%
Fox Corp. Class A	10,812	563,954
Paramount Skydance Corp. Class B	864	8,519
		572,473
Metals & Mining–0.83%
Newmont Corp.	24,248	2,264,763
		2,264,763
Oil, Gas & Consumable Fuels–10.95%
Antero Midstream Corp.	13,268	301,847
†Antero Resources Corp.	15,045	528,681
APA Corp.	25,119	818,126
Cheniere Energy, Inc.	8,495	2,030,390
Chord Energy Corp.	4,115	470,345
ConocoPhillips	29,614	3,078,671
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	57,638	$2,381,602
Diamondback Energy, Inc.	7,834	1,377,061
EOG Resources, Inc.	19,242	2,496,265
EQT Corp.	3,763	200,079
Expand Energy Corp.	12,321	1,123,552
Exxon Mobil Corp.	23,224	3,175,185
†Gulfport Energy Corp.	789	133,893
Hess Midstream LP Class A	3,255	122,388
Marathon Petroleum Corp.	9,230	2,359,834
Matador Resources Co.	8,863	441,200
Occidental Petroleum Corp.	30,860	1,498,870
Permian Resources Corp. Class A	46,890	863,245
Range Resources Corp.	14,644	544,610
SM Energy Co.	18,558	484,364
Targa Resources Corp.	8,866	2,377,329
Williams Cos., Inc.	38,202	2,839,937
		29,647,474
Passenger Airlines–1.97%
Delta Air Lines, Inc.	32,136	3,009,858
†United Airlines Holdings, Inc.	17,129	2,329,372
		5,339,230
Pharmaceuticals–1.74%
†Jazz Pharmaceuticals PLC	4,355	1,049,424
Merck & Co., Inc.	20,090	2,581,565
Viatris, Inc.	67,691	1,074,933
		4,705,922
Professional Services–0.23%
Automatic Data Processing, Inc.	2,358	528,074
Genpact Ltd.	3,853	105,958
		634,032
Semiconductors & Semiconductor Equipment–7.21%
†Cirrus Logic, Inc.	2,991	444,253
Micron Technology, Inc.	10,785	12,449,018
NVIDIA Corp.	912	182,482
†ON Semiconductor Corp.	17,803	1,683,096
QUALCOMM, Inc.	25,024	4,624,185
Skyworks Solutions, Inc.	2,187	148,278
		19,531,312
Software–1.94%
Clear Secure, Inc. Class A	4,004	223,143
InterDigital, Inc.	1,465	414,786
Microsoft Corp.	12,368	4,613,511
		5,251,440
Specialty Retail–5.27%
†AutoNation, Inc.	2,119	393,689
Best Buy Co., Inc.	10,490	795,981
LVIP Avantis Large Cap Value Fund-3

LVIP Avantis Large Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Burlington Stores, Inc.	3,734	$1,182,931
†Chewy, Inc. Class A	4,114	80,840
Gap, Inc.	16,713	312,199
Lithia Motors, Inc.	847	246,045
Murphy USA, Inc.	1,178	634,789
Ross Stores, Inc.	12,873	2,740,018
Signet Jewelers Ltd.	4,489	386,952
TJX Cos., Inc.	29,085	4,406,378
Tractor Supply Co.	19,933	630,082
†Ulta Beauty, Inc.	2,267	1,022,372
Williams-Sonoma, Inc.	6,163	1,436,595
		14,268,871
Technology Hardware, Storage & Peripherals–2.44%
Apple, Inc.	22,852	6,612,455
		6,612,455
Textiles, Apparel & Luxury Goods–1.00%
†Deckers Outdoor Corp.	8,758	869,582
Levi Strauss & Co. Class A	1,860	46,184
†Lululemon Athletica, Inc.	5,303	605,496
Ralph Lauren Corp.	1,810	726,552
VF Corp.	27,847	464,488
		2,712,302
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.07%
Rush Enterprises, Inc. Class A	5,449	$397,695
WW Grainger, Inc.	1,838	2,500,415
		2,898,110
Wireless Telecommunication Services–0.67%
T-Mobile U.S., Inc.	10,779	1,807,962
		1,807,962
Total Common Stock (Cost $239,129,255)		270,263,223

MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	468,329	468,329
Total Money Market Fund (Cost $468,329)		468,329

TOTAL INVESTMENTS–99.96% (Cost $239,597,584)	270,731,552
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	101,961
NET ASSETS APPLICABLE TO 25,234,229 SHARES OUTSTANDING–100.00%	$270,833,513
NET ASSET VALUE PER SHARE–LVIP AVANTIS LARGE CAP VALUE FUND STANDARD CLASS ($13,612 / 1,267 Shares)	$10.742
NET ASSET VALUE PER SHARE–LVIP AVANTIS LARGE CAP VALUE FUND STANDARD CLASS II ($228,921,949 / 21,323,378 Shares)	$10.736
NET ASSET VALUE PER SHARE–LVIP AVANTIS LARGE CAP VALUE FUND SERVICE CLASS ($41,897,952 / 3,909,584 Shares)	$10.717
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$158,802,813
Distributable earnings/(accumulated loss)	112,030,700
TOTAL NET ASSETS	$270,833,513

†Non-income producing.

★Includes $6,114 expense reimbursement receivable from Lincoln Financial Investments Corporation, $50,532 payable for fund shares redeemed, $6,311 other accrued expenses payable, $159,096 due to manager and affiliates, $14,853 payable for audit fee and $11,691 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Avantis Large Cap Value Fund-4

LVIP Avantis Large Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $2,102)	$2,428,338
EXPENSES:
Management fees	713,329
Shareholder servicing fees	167,302
Distribution fees-Service Class	48,125
Accounting and administration expenses	33,866
Reports and statements to shareholders	25,601
Professional fees	24,192
Trustees’ fees and expenses	3,860
Consulting fees	2,644
Custodian fees	2,528
Pricing fees	1,095
Other	6,881
1,029,423
Less:
Expenses reimbursed	(60,461)
Total operating expenses	968,962
NET INVESTMENT INCOME	1,459,376
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	50,851,469
Net change in unrealized appreciation (depreciation) of:
Investments	(25,323,519)
Foreign currencies	(216)
Net change in unrealized appreciation (depreciation)	(25,323,735)
NET REALIZED AND UNREALIZED GAIN	25,527,734
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,987,110
See accompanying notes, which are an integral part of the financial statements.

LVIP Avantis Large Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,459,376	$4,007,306
Net realized gain	50,851,469	31,542,509
Net change in unrealized appreciation (depreciation)	(25,323,735)	6,979,512
Net increase in net assets resulting from operations	26,987,110	42,529,327
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(210)
Standard Class II	—	(3,450,310)
Service Class	—	(512,351)
	—	(3,962,871)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class II	4,091,269	11,522,002
Service Class	4,028,254	6,522,451
Reinvestment of dividends and distributions:
Standard Class	—	210
Standard Class II	—	3,450,310
Service Class	—	512,351
	8,119,523	22,007,324
Cost of shares redeemed:
Standard Class II	(14,927,002)	(124,889,680)
Service Class	(3,389,444)	(8,689,886)
	(18,316,446)	(133,579,566)
Decrease in net assets derived from capital share transactions	(10,196,923)	(111,572,242)
NET INCREASE (DECREASE) IN NET ASSETS	16,790,187	(73,005,786)
NET ASSETS:
Beginning of period	254,043,326	327,049,112
End of period	$270,833,513	$254,043,326
See accompanying notes, which are an integral part of the financial statements.
LVIP Avantis Large Cap Value Fund-5

LVIP Avantis Large Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Avantis Large Cap Value Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$9.681	$8.569	$8.110
Income from investment operations:
Net investment income[3]	0.066	0.126	0.079
Net realized and unrealized gain	0.995	1.155	0.468
Total from investment operations	1.061	1.281	0.547
Less dividends and distributions from:
Net investment income	—	(0.169)	(0.088)
Total dividends and distributions	—	(0.169)	(0.088)
Net asset value, end of period	$10.742	$9.681	$8.569
Total return[4]	10.96%	14.97%	6.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14	$12	$11
Ratio of expenses to average net assets	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.64%	0.65%
Ratio of net investment income to average net assets	1.26%	1.40%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.21%	1.37%	1.31%
Portfolio turnover	102%	104%	83%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Avantis Large Cap Value Fund-6

LVIP Avantis Large Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Avantis Large Cap Value Fund Standard Class II
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$9.680	$8.565	$7.670	$7.17	$10.72	$10.28
Income (loss) from investment operations:
Net investment income[3]	0.059	0.116	0.105	0.11	0.14	0.11
Net realized and unrealized gain (loss)	0.997	1.154	0.901	0.50	(1.20)	2.13
Total from investment operations	1.056	1.270	1.006	0.61	(1.06)	2.24
Less dividends and distributions from:
Net investment income	—	(0.155)	(0.111)	(0.11)	(0.14)	(0.11)
Net realized gain	—	—	—	—	(2.35)	(1.69)
Total dividends and distributions	—	(0.155)	(0.111)	(0.11)	(2.49)	(1.80)
Net asset value, end of period	$10.736	$9.680	$8.565	$7.67	$7.17	$10.72
Total return[4]	10.91%	14.86%	13.09%	8.65%	(12.74% )	23.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$228,922	$216,742	$292,641	$299,110	$326,453	$410,287
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.74%	0.74%	—	—	—
Ratio of net investment income to average net assets	1.16%	1.30%	1.25%	1.51%	1.77%	1.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.11%	1.27%	1.22%	—	—	—
Portfolio turnover	102%	104%	83%	109%	217%	248%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Avantis Large Cap Value Fund-7

LVIP Avantis Large Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Avantis Large Cap Value Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24[2]	12/31/23[2]	12/31/22[2]	12/31/21[2]
Net asset value, beginning of period	$9.675	$8.565	$7.670	$7.18	$10.72	$10.28
Income (loss) from investment operations:
Net investment income[3]	0.046	0.094	0.084	0.09	0.12	0.09
Net realized and unrealized gain (loss)	0.996	1.152	0.903	0.49	(1.19)	2.13
Total from investment operations	1.042	1.246	0.987	0.58	(1.07)	2.22
Less dividends and distributions from:
Net investment income	—	(0.136)	(0.092)	(0.09)	(0.12)	(0.09)
Net realized gain	—	—	—	—	(2.35)	(1.69)
Total dividends and distributions	—	(0.136)	(0.092)	(0.09)	(2.47)	(1.78)
Net asset value, end of period	$10.717	$9.675	$8.565	$7.67	$7.18	$10.72
Total return[4]	10.77%	14.56%	12.84%	8.24%	(12.83% )	23.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,898	$37,289	$34,397	$32,068	$34,590	$40,762
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.96%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	0.99%	0.99%	0.96%	0.96%	0.95%
Ratio of net investment income to average net assets	0.91%	1.05%	1.00%	1.26%	1.52%	0.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.86%	1.02%	0.97%	1.26%	1.52%	0.84%
Portfolio turnover	102%	104%	83%	109%	217%	248%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class II, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Avantis Large Cap Value Fund-8

LVIP Avantis Large Cap Value Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Avantis Large Cap Value Fund (formerly, LVIP American Century Disciplined Core Value Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Avantis Large Cap Value Fund-9

LVIP Avantis Large Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the first $5 billion of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.61% of the Fund’s average daily net assets for the Standard Class, 0.71% for the Standard Class II and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$83,574	$80,692	$164,266
Avantis Investors a division of American Century Investment Management, Inc. (“American Century”) (the “Sub-Adviser”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
LVIP Avantis Large Cap Value Fund-10

LVIP Avantis Large Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$10,198
Legal	1,696
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15 for the six months ended June 30, 2026.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$6,114
Management fees payable to LFI	122,041
Distribution fees payable to LFD	8,432
Shareholder servicing fees payable to Lincoln Life	28,623
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2026, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$267,644,638
Sales	276,419,121
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$239,597,584
Aggregate unrealized appreciation of investments	$41,842,509
Aggregate unrealized depreciation of investments	(10,708,541)
Net unrealized appreciation of investments	$31,133,968
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
LVIP Avantis Large Cap Value Fund-11

LVIP Avantis Large Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$270,263,223	$—	$—	$270,263,223
Money Market Fund	468,329	—	—	468,329
Total Investments	$270,731,552	$—	$—	$270,731,552
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	—	—
Standard Class II	394,555	1,284,324
Service Class	390,704	736,618
Shares reinvested:
Standard Class	—	22
Standard Class II	—	361,239
Service Class	—	53,664
	785,259	2,435,867
Shares redeemed:
Standard Class	—	—
Standard Class II	(1,461,749)	(13,420,943)
Service Class	(335,377)	(952,207)
	(1,797,126)	(14,373,150)
Net decrease	(1,011,867)	(11,937,283)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP Avantis Large Cap Value Fund-12

LVIP Avantis Large Cap Value Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Avantis Large Cap Value Fund-13

LVIP Baron Growth Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.92%
Aerospace & Defense–4.42%
†Applied Aerospace & Defense, Inc.	383,371	$8,733,191
†Karman Holdings, Inc.	170,878	8,530,230
†Loar Holdings, Inc.	151,234	12,190,973
		29,454,394
Capital Markets–15.71%
Cohen & Steers, Inc.	116,000	8,832,240
FactSet Research Systems, Inc.	48,400	11,135,872
Houlihan Lokey, Inc.	110,237	14,786,089
†Lincoln International, Inc.	269,195	6,425,685
Morningstar, Inc.	9,509	1,483,594
MSCI, Inc.	110,881	62,097,795
		104,761,275
Commercial Services & Supplies–1.52%
†Casella Waste Systems, Inc. Class A	104,740	10,156,638
		10,156,638
Diversified Consumer Services–1.12%
†Bright Horizons Family Solutions, Inc.	105,786	7,498,112
		7,498,112
Electrical Equipment–1.86%
†Forgent Power Solutions, Inc.	222,496	12,428,627
		12,428,627
Electronic Equipment, Instruments & Components–3.07%
†Mirion Technologies, Inc.	519,995	9,323,510
†Novanta, Inc.	68,748	11,153,676
		20,477,186
Health Care Equipment & Supplies–5.15%
†IDEXX Laboratories, Inc.	65,226	34,337,575
		34,337,575
Health Care Providers & Services–2.77%
†Billiontoone, Inc. Class A	76,228	9,145,835
†RadNet, Inc.	151,000	9,312,170
		18,458,005
Health Care Technology–0.76%
†HeartFlow, Inc.	172,329	5,056,133
		5,056,133
Hotels, Restaurants & Leisure–10.35%
Choice Hotels International, Inc.	226,213	24,944,507
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc. Class A	286,000	$18,607,160
Vail Resorts, Inc.	187,000	25,460,050
		69,011,717
Insurance–18.79%
†Arch Capital Group Ltd.	529,278	51,371,723
Kinsale Capital Group, Inc.	103,637	34,180,519
Primerica, Inc.	139,790	39,728,318
		125,280,560
IT Services–3.40%
†Gartner, Inc.	174,670	22,640,725
		22,640,725
Life Sciences Tools & Services–6.74%
†Mettler-Toledo International, Inc.	10,400	13,286,104
†Repligen Corp.	70,000	9,550,800
West Pharmaceutical Services, Inc.	61,500	22,078,500
		44,915,404
Machinery–2.09%
Enpro, Inc.	36,873	13,898,540
		13,898,540
Pharmaceuticals–0.46%
†VeraDermics, Inc.	24,760	3,043,994
		3,043,994
Professional Services–1.61%
Exponent, Inc.	92,710	5,447,640
SS&C Technologies Holdings, Inc.	85,000	5,274,250
		10,721,890
Real Estate Management & Development–2.67%
†CoStar Group, Inc.	629,000	17,813,280
		17,813,280
Software–10.18%
†Agilysys, Inc.	124,484	13,008,578
†Guidewire Software, Inc.	221,000	27,194,050
†Intapp, Inc.	260,641	6,570,760
†JFrog Ltd.	34,764	3,159,352
†nCino, Inc.	240,864	3,938,126
†Procore Technologies, Inc.	171,714	6,975,023
†ServiceTitan, Inc. Class A	99,177	7,012,806
		67,858,695
Textiles, Apparel & Luxury Goods–3.56%
†Figs, Inc. Class A	2,321,134	23,745,201
		23,745,201
LVIP Baron Growth Opportunities Fund-1

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.69%
†SiteOne Landscape Supply, Inc.	69,654	$7,969,114
†Transcat, Inc.	107,065	9,932,420
		17,901,534
Total Common Stock (Cost $259,409,016)		659,459,485

MONEY MARKET FUND–1.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	9,122,486	9,122,486
Total Money Market Fund (Cost $9,122,486)		9,122,486

TOTAL INVESTMENTS–100.29% (Cost $268,531,502)	$668,581,971
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.29%)	(1,919,358)
NET ASSETS APPLICABLE TO 12,487,960 SHARES OUTSTANDING–100.00%	$666,662,613
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($75,808,303 / 1,346,013 Shares)	$56.321
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($590,854,310 / 11,141,947 Shares)	$53.030
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$165,578,011
Distributable earnings/(accumulated loss)	501,084,602
TOTAL NET ASSETS	$666,662,613

†Non-income producing.

★Includes $1,501,906 payable for securities purchased, $404,031 payable for fund shares redeemed, $5,644 other accrued expenses payable,
$594,555 due to manager and affiliates, $14,229 payable for audit fee and $17,192 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-2

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$3,273,392
EXPENSES:
Management fees	3,297,383
Distribution fees-Service Class	732,708
Shareholder servicing fees	95,624
Accounting and administration expenses	64,513
Professional fees	25,239
Reports and statements to shareholders	13,875
Trustees’ fees and expenses	10,218
Custodian fees	6,119
Consulting fees	3,663
Pricing fees	1,065
Other	13,124
4,263,531
Less:
Management fees waived	(506,664)
Total operating expenses	3,756,867
NET INVESTMENT LOSS	(483,475)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	29,580,498
Net change in unrealized appreciation (depreciation) of investments	(106,949,996)
NET REALIZED AND UNREALIZED LOSS	(77,369,498)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(77,852,973)
See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(483,475)	$(1,721,349)
Net realized gain	29,580,498	72,557,371
Net change in unrealized appreciation (depreciation)	(106,949,996)	(153,604,610)
Net decrease in net assets resulting from operations	(77,852,973)	(82,768,588)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(8,795,554)
Service Class	—	(83,343,782)
	—	(92,139,336)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,056,120	22,177,577
Service Class	66,122,745	121,429,886
Reinvestment of dividends and distributions:
Standard Class	—	8,795,554
Service Class	—	83,343,782
	81,178,865	235,746,799
Cost of shares redeemed:
Standard Class	(7,155,523)	(14,603,529)
Service Class	(45,808,270)	(158,913,584)
	(52,963,793)	(173,517,113)
Increase in net assets derived from capital share transactions	28,215,072	62,229,686
NET DECREASE IN NET ASSETS	(49,637,901)	(112,678,238)
NET ASSETS:
Beginning of period	716,300,514	828,978,752
End of period	$666,662,613	$716,300,514
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-3

LVIP Baron Growth Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$63.175	$79.237	$75.619	$64.976	$95.264	$81.827
Income (loss) from investment operations:
Net investment income (loss)[2]	0.021	0.003	0.314	0.056	0.033	(0.255)
Net realized and unrealized gain (loss)	(6.875)	(7.624)	4.018	11.661	(24.952)	15.744
Total from investment operations	(6.854)	(7.621)	4.332	11.717	(24.919)	15.489
Less dividends and distributions from:
Net investment income	—	—	(0.371)	—	—	—
Net realized gain	—	(8.441)	(0.343)	(1.074)	(5.369)	(2.052)
Total dividends and distributions	—	(8.441)	(0.714)	(1.074)	(5.369)	(2.052)
Net asset value, end of period	$56.321	$63.175	$79.237	$75.619	$64.976	$95.264
Total return[3]	(10.85% )	(9.85% )	5.71%	18.10%	(25.64% )	19.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,808	$76,113	$76,537	$72,667	$59,697	$78,495
Ratio of expenses to average net assets	0.92%	0.90%	0.89%	0.90%	0.92%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.07%	1.07%	1.07%	1.07%	1.06%
Ratio of net investment income (loss) to average net assets	0.07%	0.01%	0.41%	0.07%	0.04%	(0.28% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.08% )	(0.16% )	0.23%	(0.10% )	(0.11% )	(0.45% )
Portfolio turnover	10%	15%	5%	1%	3%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-4

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$59.557	$75.406	$71.993	$62.061	$91.567	$78.916
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.047)	(0.168)	0.114	(0.116)	(0.141)	(0.460)
Net realized and unrealized gain (loss)	(6.480)	(7.240)	3.814	11.122	(23.996)	15.163
Total from investment operations	(6.527)	(7.408)	3.928	11.006	(24.137)	14.703
Less dividends and distributions from:
Net investment income	—	—	(0.172)	—	—	—
Net realized gain	—	(8.441)	(0.343)	(1.074)	(5.369)	(2.052)
Total dividends and distributions	—	(8.441)	(0.515)	(1.074)	(5.369)	(2.052)
Net asset value, end of period	$53.030	$59.557	$75.406	$71.993	$62.061	$91.567
Total return[3]	(10.96% )	(10.08% )	5.44%	17.81%	(25.83% )	18.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$590,855	$640,188	$752,442	$806,286	$709,587	$969,345
Ratio of expenses to average net assets	1.17%	1.15%	1.14%	1.15%	1.17%	1.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.32%	1.32%	1.32%	1.32%	1.32%	1.31%
Ratio of net investment income (loss) to average net assets	(0.18% )	(0.24% )	0.16%	(0.18% )	(0.21% )	(0.53% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.33% )	(0.41% )	(0.02% )	(0.35% )	(0.36% )	(0.70% )
Portfolio turnover	10%	15%	5%	1%	3%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-5

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Baron Growth Opportunities Fund-6

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.11% on the first $250 million of the Fund’s average daily net assets; 0.16% on the next $250 million; 0.21% on the next $200 million; 0.22% on the next $50 million; and 0.27% in excess of $750 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$26,769
Legal	4,454
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,837 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$458,872
Distribution fees payable to LFD	119,970
Shareholder servicing fees payable to Lincoln Life	15,713
LVIP Baron Growth Opportunities Fund-7

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2026, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$91,073,724
Sales	67,772,000
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$268,531,502
Aggregate unrealized appreciation of investments	$414,277,129
Aggregate unrealized depreciation of investments	(14,226,660)
Net unrealized appreciation of investments	$400,050,469
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Baron Growth Opportunities Fund-8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$659,459,485	$—	$—	$659,459,485
Money Market Fund	9,122,486	—	—	9,122,486
Total Investments	$668,581,971	$—	$—	$668,581,971
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	264,918	308,849
Service Class	1,233,634	1,804,481
Shares reinvested:
Standard Class	—	136,162
Service Class	—	1,367,682
	1,498,552	3,617,174
Shares redeemed:
Standard Class	(123,711)	(206,127)
Service Class	(840,841)	(2,401,503)
	(964,552)	(2,607,630)
Net increase	534,000	1,009,544
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP Baron Growth Opportunities Fund-9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Baron Growth Opportunities Fund-10

LVIP BlackRock Dividend Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.90%
Aerospace & Defense–3.71%
Airbus SE	24,774	$5,512,008
†Boeing Co.	126,323	27,345,140
†Honeywell Aerospace, Inc.	54,013	11,941,194
L3Harris Technologies, Inc.	44,461	12,919,922
Lockheed Martin Corp.	33,338	16,984,378
		74,702,642
Air Freight & Logistics–1.97%
FedEx Corp.	93,793	29,369,402
United Parcel Service, Inc. Class B	94,475	10,156,063
		39,525,465
Automobile Components–0.05%
Autoliv, Inc.	8,776	1,019,508
		1,019,508
Automobiles–0.34%
Ford Motor Co.	495,012	6,880,667
		6,880,667
Banks–7.42%
1st Source Corp.	2,616	213,413
Bank of America Corp.	227,205	12,946,141
Bank OZK	12,756	664,460
Banner Corp.	4,332	287,818
Capital City Bank Group, Inc.	1,896	93,700
Central Pacific Financial Corp.	3,762	143,708
Citigroup, Inc.	308,221	43,138,611
Citizens Financial Group, Inc.	114,825	8,045,788
City Holding Co.	1,854	245,915
Columbia Banking System, Inc.	36,966	1,184,760
CVB Financial Corp.	18,362	414,063
East West Bancorp, Inc.	17,440	2,251,330
Fifth Third Bancorp	115,185	6,492,978
First Citizens BancShares, Inc. Class A	8,313	17,297,607
First Financial Corp.	1,844	142,799
German American Bancorp, Inc.	5,119	242,948
Hanmi Financial Corp.	3,402	110,225
Independent Bank Corp.	2,645	95,405
JPMorgan Chase & Co.	49,033	16,049,972
Lakeland Financial Corp.	3,219	198,677
National Bank Holdings Corp. Class A	5,885	261,471
OFG Bancorp	5,238	257,029
Orrstown Financial Services, Inc.	3,221	131,513
Regions Financial Corp.	108,988	3,291,438
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
S&T Bancorp, Inc.	4,652	$228,320
Wells Fargo & Co.	420,540	34,753,426
		149,183,515
Beverages–3.34%
Coca-Cola Co.	243,711	19,806,393
Keurig Dr. Pepper, Inc.	715,469	23,417,300
PepsiCo, Inc.	177,061	23,974,060
		67,197,753
Biotechnology–1.02%
Amgen, Inc.	56,770	20,557,552
		20,557,552
Broadline Retail–4.85%
†Amazon.com, Inc.	406,114	96,793,211
Macy's, Inc.	33,586	790,950
		97,584,161
Building Products–0.54%
Fortune Brands Innovations, Inc.	199,260	10,939,374
		10,939,374
Capital Markets–3.26%
ARES Management Corp. Class A	26,720	2,974,203
Artisan Partners Asset Management, Inc. Class A	9,111	314,603
Blackstone, Inc.	94,059	11,067,923
Carlyle Group, Inc.	133,192	5,608,715
Charles Schwab Corp.	210,570	19,429,294
Cohen & Steers, Inc.	3,692	281,109
Federated Hermes, Inc.	9,475	523,209
Intercontinental Exchange, Inc.	176,351	21,710,572
Moelis & Co. Class A	7,310	478,220
T. Rowe Price Group, Inc.	27,302	3,103,964
Virtus Investment Partners, Inc.	902	129,437
		65,621,249
Chemicals–1.89%
Air Products & Chemicals, Inc.	24,833	7,280,539
International Flavors & Fragrances, Inc.	129,081	10,225,797
PPG Industries, Inc.	169,775	20,592,010
		38,098,346
Commercial Services & Supplies–0.90%
Ennis, Inc.	2,970	63,112
Rentokil Initial PLC	3,173,101	18,045,321
		18,108,433
LVIP BlackRock Dividend Value Managed Volatility Fund-1

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.35%
Cisco Systems, Inc.	59,384	$6,975,245
		6,975,245
Consumer Finance–0.40%
Capital One Financial Corp.	40,256	8,076,159
		8,076,159
Consumer Staples Distribution & Retail–1.44%
Costco Wholesale Corp.	3,910	3,657,688
Dollar General Corp.	124,490	14,330,044
Target Corp.	57,464	7,505,373
Walmart, Inc.	31,460	3,563,159
		29,056,264
Containers & Packaging–1.11%
Crown Holdings, Inc.	200,502	22,420,134
		22,420,134
Diversified Telecommunication Services–2.02%
Comcast Corp. Class A	693,410	17,023,215
Verizon Communications, Inc.	556,870	23,577,876
		40,601,091
Electric Utilities–2.14%
American Electric Power Co., Inc.	150,967	20,653,796
Evergy, Inc.	259,968	22,469,034
		43,122,830
Electronic Equipment, Instruments & Components–0.67%
CDW Corp.	96,312	13,545,320
		13,545,320
Energy Equipment & Services–0.44%
SLB Ltd.	189,166	8,794,327
		8,794,327
Entertainment–1.00%
Walt Disney Co.	208,246	20,043,677
		20,043,677
Financial Services–0.03%
Federal Agricultural Mortgage Corp. Class C	1,231	245,301
Western Union Co.	39,170	301,609
		546,910
Food Products–0.54%
Archer-Daniels-Midland Co.	60,971	4,658,185
Flowers Foods, Inc.	25,746	203,393
General Mills, Inc.	67,653	2,354,324
Hershey Co.	18,754	3,290,389
Marzetti Co.	2,641	301,497
		10,807,788
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.53%
CSX Corp.	68,597	$3,260,415
Knight-Swift Transportation Holdings, Inc.	48,418	3,770,310
Union Pacific Corp.	13,536	3,681,792
		10,712,517
Health Care Equipment & Supplies–3.20%
Abbott Laboratories	220,376	19,996,918
Baxter International, Inc.	1,435,377	30,602,238
Medtronic PLC	176,931	13,841,312
		64,440,468
Health Care Providers & Services–6.28%
Cardinal Health, Inc.	60,342	14,334,846
CVS Health Corp.	533,329	55,172,885
UnitedHealth Group, Inc.	136,646	56,794,177
		126,301,908
Health Care REITs–0.39%
Healthcare Realty Trust, Inc.	385,397	7,773,457
		7,773,457
Hotel & Resort REITs–0.21%
Host Hotels & Resorts, Inc.	179,728	4,261,351
		4,261,351
Hotels, Restaurants & Leisure–1.16%
Darden Restaurants, Inc.	14,480	2,983,025
Restaurant Brands International, Inc.	269,074	19,510,556
Vail Resorts, Inc.	4,541	618,257
Wendy's Co.	18,977	157,319
		23,269,157
Household Durables–0.00%
Ethan Allen Interiors, Inc.	3,110	69,477
		69,477
Household Products–1.94%
Kimberly-Clark Corp.	42,086	4,619,780
Procter & Gamble Co.	234,670	34,412,009
		39,031,789
Independent Power and Renewable Electricity Producers–0.03%
Clearway Energy, Inc. Class C	15,395	526,201
		526,201
Industrial Conglomerates–0.25%
Honeywell International, Inc.	22,736	5,090,590
		5,090,590
LVIP BlackRock Dividend Value Managed Volatility Fund-2

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.78%
Rexford Industrial Realty, Inc.	292,685	$9,804,948
STAG Industrial, Inc.	154,003	5,861,354
		15,666,302
Insurance–2.47%
American Financial Group, Inc.	8,763	1,226,294
AMERISAFE, Inc.	2,569	86,909
Arthur J Gallagher & Co.	62,916	14,443,626
Chubb Ltd.	50,053	17,055,059
Cincinnati Financial Corp.	19,577	3,624,486
CNA Financial Corp.	2,586	125,706
Erie Indemnity Co. Class A	3,239	776,550
Fidelity National Financial, Inc.	179,387	8,459,891
Old Republic International Corp.	28,472	1,165,074
Principal Financial Group, Inc.	24,884	2,681,998
		49,645,593
Interactive Media & Services–1.44%
Meta Platforms, Inc. Class A	51,303	28,898,467
		28,898,467
IT Services–0.48%
Accenture PLC Class A	77,696	9,668,490
		9,668,490
Leisure Products–0.73%
Hasbro, Inc.	177,015	14,619,669
		14,619,669
Life Sciences Tools & Services–0.72%
Danaher Corp.	75,923	14,461,813
		14,461,813
Machinery–1.14%
Caterpillar, Inc.	6,374	6,787,672
PACCAR, Inc.	111,709	13,418,485
Snap-on, Inc.	6,559	2,639,342
		22,845,499
Media–0.03%
Nexstar Media Group, Inc.	3,657	653,104
		653,104
Metals & Mining–0.39%
Barrick Mining Corp.	132,638	4,871,794
Freeport-McMoRan, Inc.	45,644	2,870,551
		7,742,345
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–1.23%
DTE Energy Co.	161,819	$24,656,361
		24,656,361
Oil, Gas & Consumable Fuels–6.39%
APA Corp.	44,969	1,464,640
BP PLC	2,265,328	13,962,892
Chevron Corp.	249,315	41,326,454
ConocoPhillips	154,097	16,019,924
Devon Energy Corp.	145,848	6,026,439
Enterprise Products Partners LP	295,606	10,866,477
EOG Resources, Inc.	67,365	8,739,261
EQT Corp.	226,997	12,069,431
HF Sinclair Corp.	19,294	1,343,827
Marathon Petroleum Corp.	36,258	9,270,083
Murphy Oil Corp.	17,167	558,958
ONEOK, Inc.	79,708	6,929,814
		128,578,200
Personal Care Products–0.01%
Interparfums, Inc.	2,257	252,468
		252,468
Pharmaceuticals–5.21%
Bristol-Myers Squibb Co.	258,318	14,884,283
Johnson & Johnson	137,767	34,988,685
Merck & Co., Inc.	426,597	54,817,715
		104,690,683
Professional Services–0.96%
Automatic Data Processing, Inc.	50,594	11,330,526
Booz Allen Hamilton Holding Corp.	15,353	931,467
Broadridge Financial Solutions, Inc.	14,677	2,010,015
Insperity, Inc.	4,633	191,389
Korn Ferry	6,706	446,485
Paychex, Inc.	40,854	4,017,174
Robert Half, Inc.	12,874	395,232
		19,322,288
Residential REITs–0.81%
AvalonBay Communities, Inc.	48,315	9,116,557
Sun Communities, Inc.	59,329	7,114,141
		16,230,698
Semiconductors & Semiconductor Equipment–3.89%
Applied Materials, Inc.	10,191	7,368,093
†Intel Corp.	159,345	22,249,342
QUALCOMM, Inc.	94,987	17,552,648
Skyworks Solutions, Inc.	19,153	1,298,573
LVIP BlackRock Dividend Value Managed Volatility Fund-3

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,204	$3,917,984
Texas Instruments, Inc.	86,963	25,921,062
		78,307,702
Software–4.23%
Microsoft Corp.	227,931	85,022,822
		85,022,822
Specialty Retail–2.52%
Best Buy Co., Inc.	24,746	1,877,727
Buckle, Inc.	3,705	156,351
Home Depot, Inc.	137,009	48,320,334
Penske Automotive Group, Inc.	2,351	420,711
		50,775,123
Technology Hardware, Storage & Peripherals–4.64%
Apple, Inc.	237,989	68,864,497
Hewlett Packard Enterprise Co.	354,815	16,005,705
Western Digital Corp.	13,145	8,395,974
		93,266,176
Textiles, Apparel & Luxury Goods–0.36%
LVMH Moet Hennessy Louis Vuitton SE	12,915	7,142,772
Oxford Industries, Inc.	1,867	65,102
		7,207,874
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–2.51%
Altria Group, Inc.	211,280	$15,201,596
British American Tobacco PLC ADR	572,294	35,344,877
		50,546,473
Trading Companies & Distributors–1.54%
Fastenal Co.	145,266	6,977,126
MSC Industrial Direct Co., Inc. Class A	5,839	694,549
Watsco, Inc.	4,422	1,842,780
WESCO International, Inc.	62,033	21,428,059
		30,942,514
Total Common Stock (Cost $1,597,752,627)		1,928,885,989

MONEY MARKET FUND–3.66%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	73,603,269	73,603,269
Total Money Market Fund (Cost $73,603,269)		73,603,269

TOTAL INVESTMENTS–99.56% (Cost $1,671,355,896)	2,002,489,258
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	8,864,930
NET ASSETS APPLICABLE TO 80,477,657 SHARES OUTSTANDING–100.00%	$2,011,354,188
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($325,176,610 / 12,942,995 Shares)	$25.124
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($1,686,177,578 / 67,534,662 Shares)	$24.968
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,280,100,079
Distributable earnings/(accumulated loss)	731,254,109
TOTAL NET ASSETS	$2,011,354,188

†Non-income producing.

★Includes $3,720,134 cash collateral held at broker for futures contracts, $7,402 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $342,067 variation margin due from broker on futures contracts, $8,867,952 payable for securities purchased,
$1,724,317 payable for fund shares redeemed, $77,248 other accrued expenses payable, $1,334,898 due to manager and affiliates,
$31,905,759 due to custodian, $16,409 payable for audit fee and $38,218 payable for fund accounting fee as of June 30, 2026.

LVIP BlackRock Dividend Value Managed Volatility Fund-4

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
22	CME British Pound Currency Futures	$1,822,563	$1,842,627	9/14/26	$—	$(20,064)
21	CME Euro Foreign Exchange Currency Futures	3,007,331	3,049,912	9/14/26	—	(42,581)
28	CME Japanese Yen Currency Futures	2,165,448	2,201,880	9/14/26	—	(36,432)
					—	(99,077)
Equity Contracts:
1	CME E-mini Consumer Staples Select Sector Futures	84,480	85,494	9/18/26	—	(1,014)
7	CME E-mini Russell 1000 Value Index Futures	840,280	844,357	9/18/26	—	(4,077)
20	CME E-mini Russell 2000 Index Futures	3,045,600	2,858,899	9/18/26	186,701	—
46	CME E-mini S&P 500 Index Futures	17,360,975	16,921,603	9/18/26	439,372	—
57	CME E-mini S&P MidCap 400 Index Futures	22,144,500	21,141,390	9/18/26	1,003,110	—
42	Eurex EURO STOXX 50 Futures	3,050,193	2,918,522	9/18/26	131,671	—
13	FTSE 100 Index Futures	1,817,761	1,800,408	9/18/26	17,353	—
5	OSE Nikkei 225 Index Futures	2,158,431	2,007,917	9/10/26	150,514	—
					1,928,721	(5,091)
Total Futures Contracts					$1,928,721	$(104,168)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-5

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $135,424)	$25,257,481
EXPENSES:
Management fees	7,145,960
Distribution fees-Service Class	2,117,853
Shareholder servicing fees	290,911
Accounting and administration expenses	175,542
Index fees	89,053
Professional fees	44,921
Custodian fees	33,382
Trustees’ fees and expenses	29,021
Reports and statements to shareholders	20,908
Consulting fees	12,459
Pricing fees	6,747
Other	22,350
9,989,107
Less:
Management fees waived	(1,474,854)
Expenses reimbursed	(76,612)
Total operating expenses	8,437,641
NET INVESTMENT INCOME	16,819,840
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	274,696,621
Foreign currencies	(61,820)
Futures contracts	4,118,614
Net realized gain	278,753,415
Net change in unrealized appreciation (depreciation) of:
Investments	(38,017,689)
Foreign currencies	(23,015)
Futures contracts	2,232,730
Net change in unrealized appreciation (depreciation)	(35,807,974)
NET REALIZED AND UNREALIZED GAIN	242,945,441
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$259,765,281
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,819,840	$36,545,485
Net realized gain	278,753,415	135,623,449
Net change in unrealized appreciation (depreciation)	(35,807,974)	56,677,819
Net increase in net assets resulting from operations	259,765,281	228,846,753
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(15,735,934)
Service Class	—	(88,217,714)
	—	(103,953,648)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,079,449	39,260,305
Service Class	16,572,852	21,287,592
Net assets from merger:
Service Class	—	380,709,508
Reinvestment of dividends and distributions:
Standard Class	—	15,735,934
Service Class	—	88,217,714
	20,652,301	545,211,053
Cost of shares redeemed:
Standard Class	(22,365,434)	(63,836,076)
Service Class	(278,678,517)	(290,622,907)
	(301,043,951)	(354,458,983)
Increase (decrease) in net assets derived from capital share transactions	(280,391,650)	190,752,070
NET INCREASE (DECREASE) IN NET ASSETS	(20,626,369)	315,645,175
NET ASSETS:
Beginning of period	2,031,980,557	1,716,335,382
End of period	$2,011,354,188	$2,031,980,557
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-6

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$22.080	$20.821	$20.303	$20.596	$24.007	$20.691
Income (loss) from investment operations:
Net investment income[2]	0.221	0.474	0.531	0.521	0.461	0.407
Net realized and unrealized gain (loss)	2.823	1.958	1.807	1.317	(1.130)	4.367
Total from investment operations	3.044	2.432	2.338	1.838	(0.669)	4.774
Less dividends and distributions from:
Net investment income	—	(0.478)	(0.609)	(0.538)	(0.501)	(0.510)
Net realized gain	—	(0.695)	(1.211)	(1.593)	(2.241)	(0.948)
Total dividends and distributions	—	(1.173)	(1.820)	(2.131)	(2.742)	(1.458)
Net asset value, end of period	$25.124	$22.080	$20.821	$20.303	$20.596	$24.007
Total return[3]	13.78%	11.84%	11.50%	9.39%	(2.28% )	23.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$325,177	$302,971	$294,432	$291,082	$286,139	$320,848
Ratio of expenses to average net assets	0.63%	0.64%	0.64%	0.65%	0.64%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.79%	0.79%	0.79%	0.79%	0.78%
Ratio of net investment income to average net assets	1.89%	2.21%	2.45%	2.52%	2.02%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.74%	2.06%	2.30%	2.38%	1.87%	1.56%
Portfolio turnover	54%	73%	41%	35%	40%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-7

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.970	$20.730	$20.220	$20.524	$23.935	$20.634
Income (loss) from investment operations:
Net investment income[2]	0.191	0.419	0.474	0.467	0.402	0.345
Net realized and unrealized gain (loss)	2.807	1.945	1.799	1.309	(1.126)	4.352
Total from investment operations	2.998	2.364	2.273	1.776	(0.724)	4.697
Less dividends and distributions from:
Net investment income	—	(0.429)	(0.552)	(0.487)	(0.446)	(0.448)
Net realized gain	—	(0.695)	(1.211)	(1.593)	(2.241)	(0.948)
Total dividends and distributions	—	(1.124)	(1.763)	(2.080)	(2.687)	(1.396)
Net asset value, end of period	$24.968	$21.970	$20.730	$20.220	$20.524	$23.935
Total return[3]	13.64%	11.56%	11.22%	9.12%	(2.53% )	22.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,686,177	$1,729,010	$1,421,903	$1,481,816	$1,452,868	$1,641,353
Ratio of expenses to average net assets	0.88%	0.89%	0.89%	0.90%	0.89%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.04%	1.04%	1.04%	1.04%	1.03%
Ratio of net investment income to average net assets	1.64%	1.96%	2.20%	2.27%	1.77%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.49%	1.81%	2.05%	2.13%	1.62%	1.31%
Portfolio turnover	54%	73%	41%	35%	40%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-8

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP BlackRock Dividend Value Managed Volatility Fund-9

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP BlackRock Dividend Value Managed Volatility Fund is $290,604 and $290,768 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.125% on the first $750 million of the Fund’s average daily net assets and 0.16% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through August 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.63% of the Fund’s average daily net assets for the Standard Class and 0.88% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through August 1, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
LVIP BlackRock Dividend Value Managed Volatility Fund-10

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2028	Total
LFI	$45,199	$45,199
BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$79,881
Legal	13,283
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,208 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$7,402
Management fees payable to LFI	938,354
Distribution fees payable to LFD	348,413
Shareholder servicing fees payable to Lincoln Life	48,131
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,039,411,759
Sales	1,259,343,457
LVIP BlackRock Dividend Value Managed Volatility Fund-11

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,671,355,896
Aggregate unrealized appreciation of investments and derivatives	$372,787,967
Aggregate unrealized depreciation of investments and derivatives	(39,830,052)
Net unrealized appreciation of investments and derivatives	$332,957,915
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$69,190,634	$5,512,008	$—	$74,702,642
Air Freight & Logistics	39,525,465	—	—	39,525,465
Automobile Components	1,019,508	—	—	1,019,508
Automobiles	6,880,667	—	—	6,880,667
Banks	149,183,515	—	—	149,183,515
Beverages	67,197,753	—	—	67,197,753
Biotechnology	20,557,552	—	—	20,557,552
Broadline Retail	97,584,161	—	—	97,584,161
Building Products	10,939,374	—	—	10,939,374
Capital Markets	65,621,249	—	—	65,621,249
Chemicals	38,098,346	—	—	38,098,346
Commercial Services & Supplies	63,112	18,045,321	—	18,108,433
Communications Equipment	6,975,245	—	—	6,975,245
Consumer Finance	8,076,159	—	—	8,076,159
Consumer Staples Distribution & Retail	29,056,264	—	—	29,056,264
Containers & Packaging	22,420,134	—	—	22,420,134
LVIP BlackRock Dividend Value Managed Volatility Fund-12

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Diversified Telecommunication Services	$40,601,091	$—	$—	$40,601,091
Electric Utilities	43,122,830	—	—	43,122,830
Electronic Equipment, Instruments & Components	13,545,320	—	—	13,545,320
Energy Equipment & Services	8,794,327	—	—	8,794,327
Entertainment	20,043,677	—	—	20,043,677
Financial Services	546,910	—	—	546,910
Food Products	10,807,788	—	—	10,807,788
Ground Transportation	10,712,517	—	—	10,712,517
Health Care Equipment & Supplies	64,440,468	—	—	64,440,468
Health Care Providers & Services	126,301,908	—	—	126,301,908
Health Care REITs	7,773,457	—	—	7,773,457
Hotel & Resort REITs	4,261,351	—	—	4,261,351
Hotels, Restaurants & Leisure	23,269,157	—	—	23,269,157
Household Durables	69,477	—	—	69,477
Household Products	39,031,789	—	—	39,031,789
Independent Power and Renewable Electricity Producers	526,201	—	—	526,201
Industrial Conglomerates	5,090,590	—	—	5,090,590
Industrial REITs	15,666,302	—	—	15,666,302
Insurance	49,645,593	—	—	49,645,593
Interactive Media & Services	28,898,467	—	—	28,898,467
IT Services	9,668,490	—	—	9,668,490
Leisure Products	14,619,669	—	—	14,619,669
Life Sciences Tools & Services	14,461,813	—	—	14,461,813
Machinery	22,845,499	—	—	22,845,499
Media	653,104	—	—	653,104
Metals & Mining	7,742,345	—	—	7,742,345
Multi-Utilities	24,656,361	—	—	24,656,361
Oil, Gas & Consumable Fuels	114,615,308	13,962,892	—	128,578,200
Personal Care Products	252,468	—	—	252,468
Pharmaceuticals	104,690,683	—	—	104,690,683
Professional Services	19,322,288	—	—	19,322,288
Residential REITs	16,230,698	—	—	16,230,698
Semiconductors & Semiconductor Equipment	78,307,702	—	—	78,307,702
Software	85,022,822	—	—	85,022,822
Specialty Retail	50,775,123	—	—	50,775,123
Technology Hardware, Storage & Peripherals	93,266,176	—	—	93,266,176
Textiles, Apparel & Luxury Goods	65,102	7,142,772	—	7,207,874
Tobacco	50,546,473	—	—	50,546,473
Trading Companies & Distributors	30,942,514	—	—	30,942,514
Money Market Fund	73,603,269	—	—	73,603,269
Total Investments	$1,957,826,265	$44,662,993	$—	$2,002,489,258
Derivatives:

Assets:
Futures Contracts	$1,928,721	$—	$—	$1,928,721
Liabilities:
Futures Contracts	$(104,168)	$—	$—	$(104,168)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP BlackRock Dividend Value Managed Volatility Fund-13

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	173,699	1,817,861
Service Class	696,631	1,487,813
Shares reinvested:
Standard Class	—	723,380
Service Class	—	4,083,152
Shares from merger:
Service Class	—	18,047,809
	870,330	26,160,015
Shares redeemed:
Standard Class	(952,379)	(2,960,781)
Service Class	(11,861,344)	(13,511,891)
	(12,813,723)	(16,472,672)
Net increase (decrease)	(11,943,393)	9,687,343
5.  Fund Merger
As of the close of business on August 1, 2025, the Fund acquired all of the assets and liabilities of the LVIP Invesco Select Equity Income Managed Volatility Fund (“Acquired Fund”), an open-end investment company, in exchange for the service class shares of the LVIP BlackRock Dividend Value Managed Volatility Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Service Class	42,358,628	Service Class	18,047,809	$380,709,508	0.426
The net assets of the Acquiring Fund before the acquisition were $1,628,393,153. The net assets of the Acquiring Fund immediately following the acquisition were $2,009,102,662.
If the acquisition had been completed on January 1, 2025, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2025, would have been as follows (unaudited):
Net investment income (loss)	$39,682,307 (a)
Net realized gain (loss)	226,668,200 (b)
Net change in unrealized appreciation (depreciation)	153,899,491 (c)
Net increase in net assets resulting from operations	$420,249,998

(a)	$36,545,485, as reported in the Statements of Changes in Net Assets, plus $3,136,822 Net investment income(loss) from Acquired Fund pre-merger.
(b)	$135,623,449, as reported in the Statements of Changes in Net Assets, plus $91,044,751 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$56,677,819, as reported in the Statements of Changes in Net Assets, plus $97,221,672 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since August 4, 2025.
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP BlackRock Dividend Value Managed Volatility Fund-14

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,928,721	Receivables and other assets net of liabilities	$(5,091)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(99,077)
Total		$1,928,721		$(104,168)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,248,728	$2,356,578
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(130,114)	(123,848)
Total		$4,118,614	$2,232,730
LVIP BlackRock Dividend Value Managed Volatility Fund-15

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$60,964,221	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP BlackRock Dividend Value Managed Volatility Fund-16

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-17

LVIP BlackRock Equity Dividend Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP BlackRock Equity Dividend Fund

LVIP BlackRock Equity Dividend Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.72%
Aerospace & Defense–4.13%
Airbus SE	21,953	$4,884,359
†Boeing Co.	110,710	23,965,394
†Honeywell Aerospace, Inc.	47,851	10,578,899
L3Harris Technologies, Inc.	39,331	11,429,195
Lockheed Martin Corp.	6,791	3,459,743
		54,317,590
Air Freight & Logistics–1.98%
FedEx Corp.	83,112	26,024,860
		26,024,860
Banks–8.89%
Bank of America Corp.	201,331	11,471,840
Citigroup, Inc.	272,988	38,207,401
Citizens Financial Group, Inc.	101,749	7,129,552
First Citizens BancShares, Inc. Class A	7,241	15,067,000
JPMorgan Chase & Co.	43,450	14,222,489
Wells Fargo & Co.	372,649	30,795,713
		116,893,995
Beverages–1.96%
Keurig Dr. Pepper, Inc.	632,868	20,713,769
PepsiCo, Inc.	37,517	5,079,802
		25,793,571
Broadline Retail–6.52%
†Amazon.com, Inc.	359,296	85,634,609
		85,634,609
Building Products–0.74%
Fortune Brands Innovations, Inc.	176,569	9,693,638
		9,693,638
Capital Markets–3.15%
Carlyle Group, Inc.	118,024	4,969,991
Charles Schwab Corp.	186,590	17,216,659
Intercontinental Exchange, Inc.	156,268	19,238,153
		41,424,803
Chemicals–2.57%
Air Products & Chemicals, Inc.	22,005	6,451,426
International Flavors & Fragrances, Inc.	114,381	9,061,263
PPG Industries, Inc.	150,441	18,246,989
		33,759,678
Commercial Services & Supplies–1.22%
Rentokil Initial PLC	2,811,748	15,990,318
		15,990,318
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.45%
Cisco Systems, Inc.	49,996	$5,872,530
		5,872,530
Consumer Finance–0.54%
Capital One Financial Corp.	35,672	7,156,517
		7,156,517
Consumer Staples Distribution & Retail–1.45%
Costco Wholesale Corp.	3,450	3,227,372
Dollar General Corp.	110,313	12,698,129
Walmart, Inc.	27,830	3,152,026
		19,077,527
Containers & Packaging–1.51%
Crown Holdings, Inc.	177,668	19,866,836
		19,866,836
Diversified Telecommunication Services–0.82%
Comcast Corp. Class A	214,921	5,276,311
Verizon Communications, Inc.	128,721	5,450,047
		10,726,358
Electric Utilities–2.91%
American Electric Power Co., Inc.	133,775	18,301,758
Evergy, Inc.	230,363	19,910,274
		38,212,032
Electronic Equipment, Instruments & Components–0.91%
CDW Corp.	85,344	12,002,780
		12,002,780
Entertainment–1.35%
Walt Disney Co.	184,531	17,761,109
		17,761,109
Ground Transportation–0.72%
CSX Corp.	60,765	2,888,160
Knight-Swift Transportation Holdings, Inc.	42,904	3,340,935
Union Pacific Corp.	11,995	3,262,640
		9,491,735
Health Care Equipment & Supplies–2.97%
Baxter International, Inc.	1,271,917	27,117,271
Medtronic PLC	153,131	11,979,438
		39,096,709
Health Care Providers & Services–7.06%
Cardinal Health, Inc.	53,471	12,702,571
CVS Health Corp.	469,230	48,541,843
UnitedHealth Group, Inc.	75,806	31,507,248
		92,751,662
LVIP BlackRock Equity Dividend Fund-1

LVIP BlackRock Equity Dividend Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–0.52%
Healthcare Realty Trust, Inc.	341,508	$6,888,216
		6,888,216
Hotel & Resort REITs–0.29%
Host Hotels & Resorts, Inc.	159,260	3,776,055
		3,776,055
Hotels, Restaurants & Leisure–1.32%
Restaurant Brands International, Inc.	238,432	17,288,704
		17,288,704
Household Products–0.96%
Procter & Gamble Co.	86,430	12,674,095
		12,674,095
Industrial Conglomerates–0.34%
Honeywell International, Inc.	20,147	4,510,913
		4,510,913
Industrial REITs–1.06%
Rexford Industrial Realty, Inc.	259,354	8,688,359
STAG Industrial, Inc.	136,465	5,193,858
		13,882,217
Insurance–2.59%
Arthur J Gallagher & Co.	55,749	12,798,298
Chubb Ltd.	44,278	15,087,285
Fidelity National Financial, Inc.	131,124	6,183,808
		34,069,391
Interactive Media & Services–1.92%
Meta Platforms, Inc. Class A	44,883	25,282,145
		25,282,145
Leisure Products–0.99%
Hasbro, Inc.	156,857	12,954,820
		12,954,820
Life Sciences Tools & Services–0.98%
Danaher Corp.	67,277	12,814,923
		12,814,923
Machinery–1.34%
Caterpillar, Inc.	5,415	5,766,434
PACCAR, Inc.	98,987	11,890,318
		17,656,752
Metals & Mining–0.50%
Barrick Mining Corp.	117,533	4,316,987
Freeport-McMoRan, Inc.	36,088	2,269,574
		6,586,561
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–1.66%
DTE Energy Co.	143,391	$21,848,487
		21,848,487
Oil, Gas & Consumable Fuels–4.76%
BP PLC	2,003,791	12,350,846
Chevron Corp.	130,978	21,710,913
Enterprise Products Partners LP	261,942	9,628,988
EQT Corp.	201,147	10,694,986
Marathon Petroleum Corp.	32,129	8,214,422
		62,600,155
Pharmaceuticals–4.60%
Johnson & Johnson	121,860	30,948,784
Merck & Co., Inc.	229,247	29,458,240
		60,407,024
Residential REITs–1.09%
AvalonBay Communities, Inc.	42,813	8,078,385
Sun Communities, Inc.	52,573	6,304,028
		14,382,413
Semiconductors & Semiconductor Equipment–2.90%
Applied Materials, Inc.	8,546	6,178,758
†Intel Corp.	138,928	19,398,517
QUALCOMM, Inc.	16,050	2,965,879
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	3,313,391
Texas Instruments, Inc.	20,918	6,235,028
		38,091,573
Software–5.72%
Microsoft Corp.	201,648	75,218,737
		75,218,737
Specialty Retail–1.80%
Home Depot, Inc.	66,921	23,601,698
		23,601,698
Technology Hardware, Storage & Peripherals–6.24%
Apple, Inc.	210,523	60,916,935
Hewlett Packard Enterprise Co.	309,351	13,954,824
Western Digital Corp.	11,244	7,181,768
		82,053,527
Textiles, Apparel & Luxury Goods–0.48%
LVMH Moet Hennessy Louis Vuitton SE	11,444	6,329,220
		6,329,220
Tobacco–2.38%
British American Tobacco PLC ADR	507,121	31,319,793
		31,319,793
LVIP BlackRock Equity Dividend Fund-2

LVIP BlackRock Equity Dividend Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.43%
WESCO International, Inc.	54,262	$18,743,723
		18,743,723
Total Common Stock (Cost $1,160,849,627)		1,284,529,999

MONEY MARKET FUND–1.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	16,309,459	16,309,459
Total Money Market Fund (Cost $16,309,459)		16,309,459

TOTAL INVESTMENTS–98.96% (Cost $1,177,159,086)	1,300,839,458
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.04%	13,670,287
NET ASSETS APPLICABLE TO 45,388,041 SHARES OUTSTANDING–100.00%	$1,314,509,745
NET ASSET VALUE PER SHARE–LVIP BLACKROCK EQUITY DIVIDEND FUND STANDARD CLASS ($1,016,063,339 / 35,063,177 Shares)	$28.978
NET ASSET VALUE PER SHARE–LVIP BLACKROCK EQUITY DIVIDEND FUND SERVICE CLASS ($298,446,406 / 10,324,864 Shares)	$28.906
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$886,892,056
Distributable earnings/(accumulated loss)	427,617,689
TOTAL NET ASSETS	$1,314,509,745

†Non-income producing.

★Includes $7,844,850 payable for securities purchased, $1,045,946 payable for fund shares redeemed, $19,282 other accrued expenses payable, $733,191 due to manager and affiliates, $16,178 payable for audit fee and $21,750 payable for fund accounting fee as of June 30,
2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-3

LVIP BlackRock Equity Dividend Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $112,277)	$13,335,499
EXPENSES:
Management fees	3,836,131
Distribution fees-Service Class	427,628
Shareholder servicing fees	182,658
Accounting and administration expenses	107,541
Professional fees	32,879
Custodian fees	20,583
Trustees’ fees and expenses	18,041
Reports and statements to shareholders	12,569
Consulting fees	6,911
Pricing fees	5,532
Other	23,928
4,674,401
Less:
Management fees waived	(125,972)
Total operating expenses	4,548,429
NET INVESTMENT INCOME	8,787,070
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	156,382,844
Foreign currencies	(186,297)
Net realized gain	156,196,547
Net change in unrealized appreciation (depreciation) of:
Investments	(15,205,017)
Foreign currencies	(5,977)
Net change in unrealized appreciation (depreciation)	(15,210,994)
NET REALIZED AND UNREALIZED GAIN	140,985,553
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$149,772,623
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,787,070	$19,121,032
Net realized gain	156,196,547	157,283,835
Net change in unrealized appreciation (depreciation)	(15,210,994)	(23,988,450)
Net increase in net assets resulting from operations	149,772,623	152,416,417
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(110,188,614)
Service Class	—	(30,785,891)
	—	(140,974,505)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,527,831	83,662,106
Service Class	14,628,084	26,225,172
Reinvestment of dividends and distributions:
Standard Class	—	110,188,614
Service Class	—	30,785,891
	42,155,915	250,861,783
Cost of shares redeemed:
Standard Class	(114,763,092)	(173,751,473)
Service Class	(34,009,598)	(47,368,354)
	(148,772,690)	(221,119,827)
Increase (decrease) in net assets derived from capital share transactions	(106,616,775)	29,741,956
NET INCREASE IN NET ASSETS	43,155,848	41,183,868
NET ASSETS:
Beginning of period	1,271,353,897	1,230,170,029
End of period	$1,314,509,745	$1,271,353,897
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-4

LVIP BlackRock Equity Dividend Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Equity Dividend Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$25.778	$25.560	$25.237	$25.984	$29.690	$28.810
Income (loss) from investment operations:
Net investment income[4]	0.196	0.423	0.472	0.477	0.457	0.454
Net realized and unrealized gain (loss)	3.004	2.874	1.369	0.367	(1.613)	5.619
Total from investment operations	3.200	3.297	1.841	0.844	(1.156)	6.073
Less dividends and distributions from:
Net investment income	—	(0.433)	(0.512)	(0.432)	(0.488)	(1.059)
Net realized gain	—	(2.646)	(1.006)	(1.159)	(2.062)	(4.131)
Return of capital	—	—	—	—	—	(0.003)
Total dividends and distributions	—	(3.079)	(1.518)	(1.591)	(2.550)	(5.193)
Net asset value, end of period	$28.978	$25.778	$25.560	$25.237	$25.984	$29.690
Total return[5]	12.41%	13.43%	7.18%	3.49%	(3.27% )	22.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,016,064	$987,053	$958,299	$1,042,285	$397,629	$463,942
Ratio of expenses to average net assets	0.65%	0.67%	0.67%	0.68% [6]	0.69%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.67%	0.68%	0.67%	0.67%	0.70%	0.69%
Ratio of net investment income to average net assets	1.47%	1.64%	1.77%	1.91% [6]	1.65%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.45%	1.63%	1.77%	1.92%	1.64%	1.54%
Portfolio turnover	58%	134%	29%	26%	8%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2025, BlackRock Investment Management LLC (Blackrock) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-5

LVIP BlackRock Equity Dividend Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Equity Dividend Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$25.752	$25.545	$25.220	$25.970	$29.673	$28.700
Income (loss) from investment operations:
Net investment income[4]	0.156	0.345	0.391	0.402	0.373	0.365
Net realized and unrealized gain (loss)	2.998	2.866	1.368	0.361	(1.612)	5.595
Total from investment operations	3.154	3.211	1.759	0.763	(1.239)	5.960
Less dividends and distributions from:
Net investment income	—	(0.358)	(0.428)	(0.354)	(0.402)	(0.854)
Net realized gain	—	(2.646)	(1.006)	(1.159)	(2.062)	(4.130)
Return of capital	—	—	—	—	—	(0.003)
Total dividends and distributions	—	(3.004)	(1.434)	(1.513)	(2.464)	(4.987)
Net asset value, end of period	$28.906	$25.752	$25.545	$25.220	$25.970	$29.673
Total return[5]	12.24%	13.09%	6.86%	3.18%	(3.56% )	22.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$298,446	$284,301	$271,871	$297,321	$319,612	$385,587
Ratio of expenses to average net assets	0.95%	0.97%	0.97%	0.98% [6]	0.99%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.97%	0.98%	0.97%	0.97%	1.00%	0.99%
Ratio of net investment income to average net assets	1.17%	1.34%	1.47%	1.61% [6]	1.35%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.15%	1.33%	1.47%	1.62%	1.34%	1.24%
Portfolio turnover	58%	134%	29%	26%	8%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2025, BlackRock Investment Management LLC (Blackrock) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-6

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Equity Dividend Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP BlackRock Equity Dividend Fund-7

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP BlackRock Equity Dividend Fund is $10,186,574 and $10,186,726 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.02% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.67% of the average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2026, no expense reimbursements were subject to recoupment.
BlackRock Investment Management, LLC (“BlackRock") (the Sub Adviser) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
LVIP BlackRock Equity Dividend Fund-8

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$49,812
Legal	8,284
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,931 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$628,847
Distribution fees payable to LFD	72,887
Printing and mailing fees payable to Lincoln Life	421
Shareholder servicing fees payable to Lincoln Life	31,036
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$724,188,603
Sales	802,521,674
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,177,159,086
Aggregate unrealized appreciation of investments	$166,778,133
Aggregate unrealized depreciation of investments	(43,097,761)
Net unrealized appreciation of investments	$123,680,372
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP BlackRock Equity Dividend Fund-9

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$49,433,231	$4,884,359	$—	$54,317,590
Air Freight & Logistics	26,024,860	—	—	26,024,860
Banks	116,893,995	—	—	116,893,995
Beverages	25,793,571	—	—	25,793,571
Broadline Retail	85,634,609	—	—	85,634,609
Building Products	9,693,638	—	—	9,693,638
Capital Markets	41,424,803	—	—	41,424,803
Chemicals	33,759,678	—	—	33,759,678
Commercial Services & Supplies	—	15,990,318	—	15,990,318
Communications Equipment	5,872,530	—	—	5,872,530
Consumer Finance	7,156,517	—	—	7,156,517
Consumer Staples Distribution & Retail	19,077,527	—	—	19,077,527
Containers & Packaging	19,866,836	—	—	19,866,836
Diversified Telecommunication Services	10,726,358	—	—	10,726,358
Electric Utilities	38,212,032	—	—	38,212,032
Electronic Equipment, Instruments & Components	12,002,780	—	—	12,002,780
Entertainment	17,761,109	—	—	17,761,109
Ground Transportation	9,491,735	—	—	9,491,735
Health Care Equipment & Supplies	39,096,709	—	—	39,096,709
Health Care Providers & Services	92,751,662	—	—	92,751,662
Health Care REITs	6,888,216	—	—	6,888,216
Hotel & Resort REITs	3,776,055	—	—	3,776,055
Hotels, Restaurants & Leisure	17,288,704	—	—	17,288,704
Household Products	12,674,095	—	—	12,674,095
Industrial Conglomerates	4,510,913	—	—	4,510,913
Industrial REITs	13,882,217	—	—	13,882,217
Insurance	34,069,391	—	—	34,069,391
Interactive Media & Services	25,282,145	—	—	25,282,145
Leisure Products	12,954,820	—	—	12,954,820
Life Sciences Tools & Services	12,814,923	—	—	12,814,923
Machinery	17,656,752	—	—	17,656,752
Metals & Mining	6,586,561	—	—	6,586,561
Multi-Utilities	21,848,487	—	—	21,848,487
Oil, Gas & Consumable Fuels	50,249,309	12,350,846	—	62,600,155
Pharmaceuticals	60,407,024	—	—	60,407,024
Residential REITs	14,382,413	—	—	14,382,413
Semiconductors & Semiconductor Equipment	34,778,182	3,313,391	—	38,091,573
Software	75,218,737	—	—	75,218,737
Specialty Retail	23,601,698	—	—	23,601,698
Technology Hardware, Storage & Peripherals	82,053,527	—	—	82,053,527
LVIP BlackRock Equity Dividend Fund-10

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$—	$6,329,220	$—	$6,329,220
Tobacco	31,319,793	—	—	31,319,793
Trading Companies & Distributors	18,743,723	—	—	18,743,723
Money Market Fund	16,309,459	—	—	16,309,459
Total Investments	$1,257,971,324	$42,868,134	$—	$1,300,839,458
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,011,673	3,248,042
Service Class	540,325	1,017,162
Shares reinvested:
Standard Class	—	4,360,453
Service Class	—	1,221,933
	1,551,998	9,847,590
Shares redeemed:
Standard Class	(4,239,380)	(6,809,966)
Service Class	(1,255,615)	(1,841,575)
	(5,494,995)	(8,651,541)
Net increase (decrease)	(3,942,997)	1,196,049
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP BlackRock Equity Dividend Fund-11

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Equity Dividend Fund-12

LVIP BlackRock Global Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–66.09%
Argentina–0.02%
†YPF SA ADR	10,579	$481,027
		481,027
Australia–0.31%
BHP Group Ltd.	19,417	809,163
Fortescue Ltd.	38,480	512,180
Macquarie Group Ltd.	5,962	1,036,458
Mirvac Group	305,177	363,324
National Australia Bank Ltd.	45,621	1,197,951
†PLS Group Ltd.	204,902	718,026
=πQuintis Australia Pty. Ltd.	3,249,491	0
Rio Tinto Ltd.	3,439	413,780
Transurban Group	104,735	1,041,374
Woodside Energy Group Ltd.	33,502	647,896
Worley Ltd.	7,358	56,530
		6,796,682
Austria–0.00%
Raiffeisen Bank International AG	1,436	91,799
		91,799
Belgium–0.04%
KBC Group NV	3,958	540,590
UCB SA	1,119	334,996
		875,586
Brazil–0.20%
Banco Bradesco SA	278,176	973,182
Banco do Brasil SA	25,788	99,659
Klabin SA	118,317	384,130
Localiza Rent a Car SA	12,747	102,819
Lojas Renner SA	282,114	807,711
†NU Holdings Ltd. Class A	6,952	92,879
Petroleo Brasileiro SA - Petrobras	59,511	435,413
Rede D'Or Sao Luiz SA	7,442	50,009
Rumo SA	74,124	192,407
StoneCo Ltd. Class A	11,714	126,980
Vale SA	16,654	251,408
Vale SA ADR	28,328	426,053
Vibra Energia SA	59,385	343,267
XP, Inc. Class A	4,522	73,528
		4,359,445
Canada–1.20%
Agnico Eagle Mines Ltd.	3,842	596,949
†Algoma Steel Group, Inc.	67,032	271,480
Bank of Nova Scotia	19,172	1,666,372
Barrick Mining Corp.	68,395	2,514,930
BCE, Inc.	53,792	1,158,714
Cameco Corp.	47,497	4,838,044
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Canadian National Railway Co.	3,974	$474,246
†Celestica, Inc.	1,269	462,808
Cenovus Energy, Inc.	153,069	3,797,642
CGI, Inc.	19,960	1,290,134
Eldorado Gold Corp.	8,572	266,503
†ERO Copper Corp.	3,193	85,413
First Majestic Silver Corp.	12,937	219,653
Fortis, Inc.	32,421	1,857,364
Intact Financial Corp.	3,359	693,258
Kinross Gold Corp.	14,319	339,032
†LunR Royalties Corp.	0	2
Methanex Corp.	6,664	307,544
Metro, Inc.	10,425	666,553
Power Corp. of Canada	2,608	162,594
†Shopify, Inc. Class A	1,774	202,961
Suncor Energy, Inc.	68,575	3,689,246
Teck Resources Ltd. Class B	10,766	641,216
Toronto-Dominion Bank	362	44,014
		26,246,672
Chile–0.00%
=†Wom New Holdco	399	5,985
		5,985
China–0.78%
Alibaba Group Holding Ltd. ADR	6,592	632,700
ANTA Sports Products Ltd.	46,600	424,046
†Baidu, Inc. ADR	623	71,203
BYD Co. Ltd. Class H	172,600	1,599,297
China Galaxy Securities Co. Ltd. Class H	335,500	316,296
China Hongqiao Group Ltd.	131,500	339,105
Contemporary Amperex Technology Co. Ltd. Class A	4,200	244,144
Contemporary Amperex Technology Co. Ltd. Class H	13,709	1,234,895
Eastroc Beverage Group Co. Ltd. Class A	9,800	178,722
GigaDevice Semiconductor, Inc. Class A	6,300	766,942
Great Wall Motor Co. Ltd. Class A	350,127	779,645
Kuaishou Technology	54,300	291,042
Lenovo Group Ltd.	338,000	1,002,948
†Meituan Class B	26,500	233,924
New Oriental Education & Technology Group, Inc. ADR	3,779	173,494
LVIP BlackRock Global Allocation Fund-1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sany Heavy Industry Co. Ltd. Class A	150,000	$383,360
Tencent Holdings Ltd.	118,853	6,558,611
Tencent Holdings Ltd. ADR	166	9,166
†Victory Giant Technology Huizhou Co. Ltd. Class H	1,700	75,735
†Wuxi Biologics Cayman, Inc.	53,500	237,944
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	6,400	523,575
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	18,500	617,186
Zhongji Innolight Co. Ltd. Class A	2,000	380,823
		17,074,803
Czech Republic–0.01%
Komercni Banka AS	2,656	121,795
Moneta Money Bank AS	8,735	76,567
		198,362
Denmark–0.21%
†Ascendis Pharma AS	733	195,506
Coloplast AS Class B	3,974	226,337
Danske Bank AS	18,640	999,152
DSV AS	12,269	2,919,449
†NKT AS	1,408	210,698
		4,551,142
Egypt–0.04%
Commercial International Bank - Egypt (CIB)	222,819	579,027
EFG Holding SAE	200,863	109,373
†Fawry for Banking & Payment Technology Services SAE	776,014	291,567
		979,967
Finland–0.07%
Neste OYJ	4,220	137,783
Sampo OYJ Class A	63,928	671,368
Wartsila OYJ Abp	18,504	706,708
		1,515,859
France–1.61%
Airbus SE	33,269	7,402,075
BNP Paribas SA	5,255	613,748
Capgemini SE	1,944	195,163
Engie SA	52,056	1,638,438
EssilorLuxottica SA	4,240	796,151
Hermes International SCA	1,166	2,132,257
Legrand SA	11,474	1,944,204
L'Oreal SA	636	278,795
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Luxco Co. Ltd.	832	$16,618
LVMH Moet Hennessy Louis Vuitton SE	6,942	3,839,344
Publicis Groupe SA	5,733	566,552
Safran SA	4,735	1,865,972
Sanofi SA	15,202	1,299,825
Schneider Electric SE	13,380	4,378,279
Societe Generale SA	87,601	7,753,573
TotalEnergies SE	5,378	415,856
		35,136,850
Georgia–0.02%
TBC Bank Group PLC	8,828	518,668
		518,668
Germany–0.97%
Bayer AG	18,212	1,007,272
Deutsche Bank AG	98,708	3,342,943
Deutsche Telekom AG	35,790	975,789
†Innio NV	3,497	138,306
Mercedes-Benz Group AG	32,745	1,647,030
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	921	514,342
Rheinmetall AG	650	739,558
RWE AG	17,511	1,132,436
SAP SE	7,644	1,178,308
Siemens AG	12,586	4,046,487
Siemens Energy AG	34,088	6,498,587
		21,221,058
Greece–0.02%
Allwyn AG	1,580	25,171
Athens International Airport SA	15,105	186,630
National Bank of Greece SA	7,640	131,993
		343,794
Hong Kong–0.17%
AIA Group Ltd.	226,400	2,072,745
Geely Automobile Holdings Ltd.	177,000	380,502
Prudential PLC	46,531	618,025
Techtronic Industries Co. Ltd.	35,500	590,775
		3,662,047
Hungary–0.03%
OTP Bank Nyrt	4,195	619,627
		619,627
India–0.44%
Axis Bank Ltd.	12,112	172,380
Bandhan Bank Ltd.	50,776	109,639
LVIP BlackRock Global Allocation Fund-2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
GAIL India Ltd.	71,522	$131,298
Hindustan Aeronautics Ltd.	24,816	1,150,295
IndusInd Bank Ltd.	10,438	102,079
Infosys Ltd.	61,253	649,403
ITC Ltd.	171,700	520,750
†Lenskart Solutions Ltd.	240,351	1,309,035
†LG Electronics India Ltd.	40,293	661,909
Mahindra & Mahindra Ltd.	73,253	2,382,538
Manappuram Finance Ltd.	51,691	177,386
†SAI Life Sciences Ltd.	8,206	106,963
†Sammaan Capital Ltd.	89,655	164,719
SBI Life Insurance Co. Ltd.	106,942	1,996,084
		9,634,478
Indonesia–0.02%
Bank Mandiri Persero Tbk. PT	1,998,300	431,007
Bank Syariah Indonesia Persero Tbk. PT	216,763	20,721
		451,728
Ireland–0.72%
Accenture PLC Class A	15,572	1,937,780
AerCap Holdings NV	1,766	257,447
Experian PLC	11,887	400,635
Medtronic PLC	7,554	590,949
Seagate Technology Holdings PLC	463	446,795
TE Connectivity PLC	16,512	3,328,984
Trane Technologies PLC	17,693	8,690,094
		15,652,684
Israel–0.03%
†Teva Pharmaceutical Industries Ltd. ADR	19,966	676,448
		676,448
Italy–0.86%
FinecoBank Banca Fineco SpA	33,604	844,938
Intesa Sanpaolo SpA	670,437	4,608,106
Leonardo SpA	9,080	487,508
†Technoprobe SpA	3,125	125,394
UniCredit SpA	140,799	12,618,229
		18,684,175
Japan–1.75%
Advantest Corp.	6,107	1,256,383
Aeon Co. Ltd.	26,400	218,332
Asahi Kasei Corp.	20,100	223,554
Daiichi Life Group, Inc.	17,500	191,078
Daiichi Sankyo Co. Ltd.	52,900	850,646
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiwa Securities Group, Inc.	64,300	$637,711
Denso Corp.	114,900	1,322,958
Disco Corp.	1,800	936,420
ENEOS Holdings, Inc.	87,000	644,005
Fast Retailing Co. Ltd.	1,900	973,454
Fujitsu Ltd.	56,200	1,116,694
Furukawa Electric Co. Ltd.	23,000	691,775
†GO, Inc.	1,900	25,755
Hitachi Ltd.	5,000	138,380
Ibiden Co. Ltd.	1,900	286,864
Idemitsu Kosan Co. Ltd.	21,900	161,782
Isetan Mitsukoshi Holdings Ltd.	23,600	602,799
Isuzu Motors Ltd.	44,100	587,244
Japan Exchange Group, Inc.	45,600	577,110
Japan Post Bank Co. Ltd.	64,800	1,233,296
Japan Post Holdings Co. Ltd.	94,900	1,275,566
Japan Tobacco, Inc.	31,300	1,154,953
Kajima Corp.	25,600	933,196
Kakaku.com, Inc.	6,700	140,023
Kansai Paint Co. Ltd.	10,271	168,046
Kao Corp.	24,100	477,630
†Kioxia Holdings Corp.	2,900	1,685,566
Kokusai Electric Corp.	19,100	1,312,650
Kyocera Corp.	2,500	54,753
Lasertec Corp.	1,700	539,985
LY Corp.	253,600	674,971
MISUMI Group, Inc.	22,600	563,125
Mitsubishi Heavy Industries Ltd.	76,700	1,742,830
Mitsubishi UFJ Financial Group, Inc.	179,961	3,585,350
Mitsui Kinzoku Co. Ltd.	1,000	267,590
Mizuho Financial Group, Inc.	6,600	316,990
Murata Manufacturing Co. Ltd.	5,800	416,352
Nexon Co. Ltd.	25,800	342,884
NIDEC Corp.	75,200	1,236,042
Nissan Chemical Corp.	10,100	531,294
Obayashi Corp.	19,600	396,087
Obic Co. Ltd.	9,800	230,151
Otsuka Holdings Co. Ltd.	3,900	259,581
Rakus Co. Ltd.	28,642	167,766
Resonac Holdings Corp.	9,200	1,023,392
Ryohin Keikaku Co. Ltd.	2,900	63,388
Santen Pharmaceutical Co. Ltd.	19,763	259,262
SBI Holdings, Inc.	18,600	305,017
Seven & i Holdings Co. Ltd.	41,100	492,887
SoftBank Group Corp.	11,000	408,026
Sompo Holdings, Inc.	14,300	543,261
LVIP BlackRock Global Allocation Fund-3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Suzuki Motor Corp.	90,900	$1,099,502
Taiyo Yuden Co. Ltd.	7,000	890,083
TDK Corp.	20,400	457,660
Tokyo Electron Ltd.	3,200	1,551,532
		38,243,631
Kazakhstan–0.06%
Halyk Savings Bank of Kazakhstan JSC GDR	18,179	544,461
Kaspi.KZ JSC ADR	6,891	597,036
NAC Kazatomprom JSC GDR	3,292	226,440
		1,367,937
Luxembourg–0.06%
=†New Kleo Holdco	36,225	62,086
Tenaris SA	41,870	1,159,059
		1,221,145
Macau–0.01%
Wynn Macau Ltd.	436,901	281,846
		281,846
Mexico–0.21%
America Movil SAB de CV	346,621	450,533
Fomento Economico Mexicano SAB de CV	4,723	60,363
Fresnillo PLC	34,808	1,267,612
†Grupo Aeromexico SAB de CV ADR	4,161	74,898
Grupo Aeroportuario del Sureste SAB de CV Class B	8,932	273,831
Grupo Financiero Banorte SAB de CV Class O	118,786	1,257,994
Promotora y Operadora de Infraestructura SAB de CV	3,931	62,440
Southern Copper Corp.	1,129	196,739
Wal-Mart de Mexico SAB de CV	335,948	984,743
		4,629,153
Netherlands–1.58%
ABN AMRO Bank NV	67,551	2,873,067
ASM International NV	831	955,634
ASML Holding NV	11,877	23,518,543
Euronext NV	1,968	314,784
ING Groep NV	193,536	6,106,699
Universal Music Group NV	32,573	682,389
		34,451,116
Norway–0.04%
Equinor ASA	25,781	812,962
†Kongsberg Maritime AS	4,330	22,414
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Telenor ASA	9,468	$135,633
		971,009
Philippines–0.02%
Ayala Corp.	10,350	70,703
Bank of the Philippine Islands	84,290	132,218
†Bloomberry Resorts Corp.	100	3
DigiPlus Interactive Corp.	344,010	65,909
Metropolitan Bank & Trust Co.	78,460	83,316
		352,149
Poland–0.07%
Bank Polska Kasa Opieki SA	8,926	543,824
Powszechna Kasa Oszczednosci Bank Polski SA	11,488	315,427
Powszechny Zaklad Ubezpieczen SA	34,412	601,334
		1,460,585
Portugal–0.01%
Banco Comercial Portugues SA Class R	194,247	229,831
		229,831
Puerto Rico–0.02%
Popular, Inc.	2,405	394,853
		394,853
Republic of Korea–1.50%
†Doosan Enerbility Co. Ltd.	2,439	138,958
Hanmi Semiconductor Co. Ltd.	268	44,370
HD Hyundai Heavy Industries Co. Ltd.	641	247,152
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,036	692,870
Hyundai Motor Co.	387	126,148
Hyundai Rotem Co. Ltd.	3,497	394,097
Kia Corp.	1,537	138,818
Krafton, Inc.	761	116,692
KT&G Corp.	5,461	601,012
Misto Holdings Corp.	2,328	62,674
Samsung Electronics Co. Ltd.	83,815	18,598,307
SK Hynix, Inc.	6,484	11,441,551
		32,602,649
Saudi Arabia–0.06%
Ades Holding Co.	41,517	205,751
Al Rajhi Bank	17,503	307,038
Etihad Etisalat Co.	29,263	470,816
LVIP BlackRock Global Allocation Fund-4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Saudi National Bank	6,853	$70,547
Yanbu National Petrochemical Co.	34,365	268,928
		1,323,080
Singapore–0.01%
UOL Group Ltd.	22,394	165,052
		165,052
South Africa–0.13%
FirstRand Ltd.	177,198	1,053,246
Kumba Iron Ore Ltd.	7,185	127,546
Mr. Price Group Ltd.	27,472	301,521
†Optasia Ltd.	114,053	101,520
Valterra Platinum Ltd.	6,801	457,075
Vodacom Group Ltd.	81,468	754,847
		2,795,755
Spain–0.24%
Banco Bilbao Vizcaya Argentaria SA	65,821	1,657,162
Banco de Sabadell SA	211,054	747,857
Bankinter SA	31,011	519,305
CaixaBank SA	83,642	1,185,054
Indra Sistemas SA	811	44,483
Naturgy Energy Group SA	7,649	239,752
Repsol SA	29,816	744,941
		5,138,554
Sweden–0.16%
Atlas Copco AB Class A	74,233	1,504,628
Industrivarden AB Class A	3,582	200,964
Svenska Handelsbanken AB Class A	17,634	259,490
Telefonaktiebolaget LM Ericsson Class B	89,172	1,000,037
=†πVoltage, Inc.	1,948	0
Volvo AB Class B	13,925	473,669
		3,438,788
Switzerland–0.59%
ABB Ltd.	4,691	510,283
Cie Financiere Richemont SA Class A	4,663	1,076,353
Galderma Group AG	14,410	3,277,517
Garmin Ltd.	1,387	329,468
Holcim AG	5,874	529,615
Julius Baer Group Ltd.	16,745	1,446,766
Partners Group Holding AG	1,079	883,792
Roche Holding AG	9,421	3,872,844
Straumann Holding AG	3,295	433,121
Zurich Insurance Group AG	706	522,180
		12,881,939
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–2.15%
Accton Technology Corp.	10,000	$797,622
Alchip Technologies Ltd.	1,000	133,930
ASE Technology Holding Co. Ltd.	13,000	290,115
Asia Vital Components Co. Ltd.	2,000	161,780
ASMedia Technology, Inc.	10,000	468,996
Chroma ATE, Inc.	3,000	208,480
Delta Electronics, Inc.	8,000	502,430
Elite Material Co. Ltd.	2,000	345,761
Fortune Electric Co. Ltd.	9,000	222,191
Genius Electronic Optical Co. Ltd.	16,685	348,476
Gold Circuit Electronics Ltd.	9,000	345,633
Hon Hai Precision Industry Co. Ltd.	51,000	406,964
Hon Precision, Inc.	7,000	1,438,172
Jentech Precision Industrial Co. Ltd.	1,000	107,670
Nan Ya Plastics Corp.	120,000	638,764
†Nanya Technology Corp.	99,000	1,448,917
Phison Electronics Corp.	7,000	542,031
†Powerchip Semiconductor Manufacturing Corp.	108,000	278,593
Taiwan Semiconductor Manufacturing Co. Ltd.	437,000	34,475,040
Tripod Technology Corp.	53,000	872,939
TS Financial Holding Co. Ltd.	192,000	201,580
United Integrated Services Co. Ltd.	18,000	758,075
Winbond Electronics Corp.	268,000	1,800,531
		46,794,690
Thailand–0.06%
Amata Corp. PCL	548,800	444,231
CP ALL PCL	203,200	287,382
Krungthai Card PCL	378,000	380,185
True Corp. PCL NVDR	243,400	94,754
		1,206,552
Turkey–0.02%
Akbank TAS	28,330	46,895
KOC Holding AS	87,485	364,229
		411,124
United Arab Emirates–0.06%
Abu Dhabi Commercial Bank PJSC	29,411	115,880
Air Arabia PJSC	150,061	222,882
Aldar Properties PJSC	89,689	202,389
Borouge PLC	176,865	122,815
Emaar Development PJSC	26,280	99,012
Emaar Properties PJSC	117,643	382,362
LVIP BlackRock Global Allocation Fund-5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
Emirates Integrated Telecommunications Co. PJSC	58,754	$182,366
=†NMC Health PLC	123,425	0
		1,327,706
United Kingdom–2.58%
Anglo American PLC	17,780	872,152
AstraZeneca PLC	33,346	6,225,838
BAE Systems PLC	228,536	5,600,646
BP PLC	200,076	1,233,216
British American Tobacco PLC	76,449	4,730,891
British Land Co. PLC	36,761	201,413
Compass Group PLC	93,868	3,032,813
Convatec Group PLC	64,922	185,145
Diploma PLC	9,360	884,729
†Dpc Holdings Ltd.	1,077	52,838
†Genius Sports Ltd.	51,601	312,702
GSK PLC	41,670	1,093,957
Haleon PLC	97,065	447,290
Imperial Brands PLC	14,031	518,570
J Sainsbury PLC	203,282	862,649
Lloyds Banking Group PLC	240,153	351,470
National Grid PLC	449,922	7,420,888
NatWest Group PLC	157,565	1,390,346
RELX PLC	91,049	2,877,586
Rolls-Royce Holdings PLC	488,523	9,364,809
Shell PLC	172,757	6,691,342
St. James's Place PLC	40,847	656,761
Unilever PLC	20,100	1,207,358
		56,215,409
United States–46.88%
3M Co.	7,765	1,257,231
∞AbbVie, Inc.	32,407	8,154,897
†Advanced Micro Devices, Inc.	20,875	12,126,496
Agilent Technologies, Inc.	9,561	1,269,988
Air Products & Chemicals, Inc.	1,021	299,337
†Airbnb, Inc. Class A	16,662	2,384,332
†Akamai Technologies, Inc.	3,980	470,476
Albemarle Corp.	11,015	1,487,355
Alphabet, Inc. Class C	149,758	52,913,994
Altria Group, Inc.	24,808	1,784,936
∞†Amazon.com, Inc.	132,627	31,610,319
†AMC Global Media, Inc. Class A	9,444	94,251
Ameren Corp.	9,125	1,031,490
AMETEK, Inc.	3,253	787,031
Amphenol Corp. Class A	1,664	293,396
Analog Devices, Inc.	4,215	1,674,072
APA Corp.	83,025	2,704,124
∞Apple, Inc.	180,240	52,154,246
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Applied Aerospace & Defense, Inc.	43,281	$985,941
Applied Materials, Inc.	3,354	2,424,942
†AppLovin Corp. Class A	2,334	1,202,547
Archer-Daniels-Midland Co.	10,819	826,572
†Arista Networks, Inc.	16,748	2,845,150
Automatic Data Processing, Inc.	2,179	487,987
†AutoZone, Inc.	733	2,342,624
†Avaya Holdings Corp.	121	1,797
Bank of America Corp.	204,706	11,664,148
†Biogen, Inc.	1,038	224,270
Bio-Techne Corp.	1,014	71,639
Blackstone, Inc.	3,503	412,198
†Block, Inc.	5,432	412,832
†Boeing Co.	64,401	13,940,884
Booking Holdings, Inc.	28,961	5,162,009
†Boston Scientific Corp.	34,785	1,484,624
Bristol-Myers Squibb Co.	9,810	565,252
Broadcom, Inc.	67,473	25,487,926
Broadridge Financial Solutions, Inc.	15,717	2,152,443
†Cadence Design Systems, Inc.	18,553	6,963,312
†Caesars Entertainment, Inc.	10,015	302,253
Capital One Financial Corp.	23,684	4,751,484
Cardinal Health, Inc.	1,161	275,807
=†Caresyntax, Inc.	2,497	0
Carrier Global Corp.	9,291	681,495
†Carvana Co.	11,625	765,158
Caterpillar, Inc.	11,502	12,248,480
Cboe Global Markets, Inc.	970	235,390
†CBRE Group, Inc. Class A	7,200	969,768
Cencora, Inc.	2,775	785,270
†Centene Corp.	6,436	413,127
Century Communities, Inc.	6,492	465,217
†Cerebras Systems, Inc. Class A	6,545	1,446,445
Charles Schwab Corp.	10,324	952,595
Cheniere Energy, Inc.	12,950	3,095,179
Cisco Systems, Inc.	93,307	10,959,840
Citigroup, Inc.	87,271	12,214,449
Citizens Financial Group, Inc.	85,747	6,008,292
†Clean Harbors, Inc.	764	228,245
CME Group, Inc.	6,209	1,371,133
†Coherent Corp.	189	74,555
†Coinbase Global, Inc. Class A	2,101	307,145
†CoreWeave, Inc. Class A	14,385	1,431,883
Costco Wholesale Corp.	9,568	8,950,577
CRH PLC	33,089	3,540,523
LVIP BlackRock Global Allocation Fund-6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Crowdstrike Holdings, Inc. Class A	2,015	$1,537,727
=†πCrown PropTech Acquisitions	9,077	0
=†Crown PropTech Acquisitions Class A	8,069	95,537
CSX Corp.	129,941	6,176,096
Darden Restaurants, Inc.	8,964	1,846,674
†Datadog, Inc. Class A	38,537	10,033,493
†Deckers Outdoor Corp.	6,061	601,797
Dell Technologies, Inc. Class C	533	229,968
Delta Air Lines, Inc.	74,866	7,011,950
Devon Energy Corp.	14,145	584,471
Digital Realty Trust, Inc.	6,426	1,153,981
Dollar General Corp.	14,197	1,634,217
†DoorDash, Inc. Class A	9,400	1,734,582
Dow, Inc.	33,392	913,605
Dr. Horton, Inc.	27,637	4,501,515
DuPont de Nemours, Inc.	2,466	334,488
†EagleRock Land LLC Class A	19,408	412,420
Eaton Corp. PLC	3,004	1,280,064
eBay, Inc.	6,249	698,326
†EchoStar Corp. Class A	20,759	2,107,039
Ecolab, Inc.	5,081	1,415,617
†Edwards Lifesciences Corp.	35,604	3,220,738
Elevance Health, Inc.	1,714	662,855
Eli Lilly & Co.	23,806	28,553,631
EMCOR Group, Inc.	404	335,272
Emerson Electric Co.	3,737	534,952
=†πEpic Games, Inc.	3,175	1,399,699
EQT Corp.	54,470	2,896,170
Estee Lauder Cos., Inc. Class A	49,055	3,872,892
=†πExo, Inc.	1,035	383
Exxon Mobil Corp.	66,218	9,053,325
FactSet Research Systems, Inc.	2,301	529,414
†Fair Isaac Corp.	557	665,492
=†πFanatics Holdings, Inc.	37,931	3,722,169
=†πFarmers Business Network, Inc.	24,139	24,380
Fastenal Co.	41,046	1,971,439
†Fervo Energy Co. Class A	52,185	1,525,368
Fifth Third Bancorp	129,749	7,313,951
First Citizens BancShares, Inc. Class A	386	803,185
First Horizon Corp.	21,163	542,619
†First Solar, Inc.	6,418	1,514,391
†Fiserv, Inc.	25,868	1,268,825
Flagstar Bank NA	69,920	1,044,605
†Flex Ltd.	2,763	447,799
Fox Corp. Class B	18,576	870,100
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Franklin Resources, Inc.	19,745	$656,916
Freeport-McMoRan, Inc.	131,832	8,290,914
FTAI Aviation Ltd.	4,427	1,197,636
GE Vernova, Inc.	11,453	13,455,672
General Electric Co.	33,619	12,564,429
Gilead Sciences, Inc.	25,953	3,278,902
†GoDaddy, Inc. Class A	3,852	326,958
Goldman Sachs Group, Inc.	11,956	12,091,940
=†πGrand Rounds, Inc.	1,035,048	796,987
Halliburton Co.	22,652	769,035
Hasbro, Inc.	9,841	812,768
Hershey Co.	2,291	401,956
Hewlett Packard Enterprise Co.	6,565	296,147
Hexcel Corp.	11,125	1,113,168
Hilton Worldwide Holdings, Inc.	17,111	5,654,501
Home Depot, Inc.	12,581	4,437,067
†Honeywell Aerospace, Inc.	4,979	1,100,757
Honeywell International, Inc.	4,980	1,114,910
Host Hotels & Resorts, Inc.	40,348	956,651
Howmet Aerospace, Inc.	11,516	3,096,192
HP, Inc.	75,968	1,666,738
Hubbell, Inc.	2,136	1,117,555
†ICON PLC	2,665	462,937
†iHeartMedia, Inc. Class A	721	3,093
Illinois Tool Works, Inc.	8,249	2,231,107
†Incyte Corp.	10,035	1,137,568
Ingersoll Rand, Inc.	10,008	820,556
†Intel Corp.	105,283	14,700,665
Intercontinental Exchange, Inc.	5,219	642,511
†Intuitive Surgical, Inc.	11,350	4,513,668
Invesco Ltd.	20,201	533,104
†Ionis Pharmaceuticals, Inc.	1,365	108,231
Iron Mountain, Inc.	5,324	672,474
J.M. Smucker Co.	2,418	272,025
JB Hunt Transport Services, Inc.	1,053	304,770
Johnson & Johnson	36,981	9,392,065
JPMorgan Chase & Co.	27,469	8,991,428
KB Home	3,660	229,079
†Keysight Technologies, Inc.	12,108	4,238,648
KLA Corp.	9,432	2,845,729
Lam Research Corp.	32,497	14,081,925
Las Vegas Sands Corp.	18,402	849,988
†Live Nation Entertainment, Inc.	34,738	6,360,875
Lockheed Martin Corp.	1,134	577,728
†Lumentum Holdings, Inc.	3,665	3,144,790
LVIP BlackRock Global Allocation Fund-7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
LyondellBasell Industries NV Class A	14,025	$738,416
Marathon Petroleum Corp.	7,276	1,860,255
Marriott International, Inc. Class A	2,711	1,004,669
Marsh & McLennan Cos., Inc.	26,774	4,462,423
Marvell Technology, Inc.	7,195	2,143,319
†MasTec, Inc.	777	323,279
Mastercard, Inc. Class A	19,074	9,796,406
McCormick & Co., Inc.	3,764	189,781
McDonald's Corp.	13,166	3,558,901
McKesson Corp.	7,828	5,914,837
Merck & Co., Inc.	45,909	5,899,306
Meritage Homes Corp.	5,121	429,396
Meta Platforms, Inc. Class A	26,179	14,746,369
MetLife, Inc.	23,410	1,980,720
†Mettler-Toledo International, Inc.	1,123	1,434,644
Microchip Technology, Inc.	14,219	1,296,773
Micron Technology, Inc.	25,392	29,309,732
∞Microsoft Corp.	69,170	25,801,793
†Moderna, Inc.	20,413	1,429,522
†MongoDB, Inc.	8,045	2,702,316
†Monster Beverage Corp.	817	78,530
Motorola Solutions, Inc.	789	327,664
Mueller Industries, Inc.	2,294	282,001
=πMythic AI, Inc.	685	0
†Netflix, Inc.	42,820	3,057,348
Newmont Corp.	4,285	400,219
News Corp. Class A	34,292	851,470
NextEra Energy, Inc.	90,148	7,912,290
Norfolk Southern Corp.	5,531	1,739,997
Northern Trust Corp.	3,910	679,714
Northrop Grumman Corp.	5,959	3,034,978
Nucor Corp.	10,241	2,281,183
∞NVIDIA Corp.	276,618	55,348,496
Occidental Petroleum Corp.	35,650	1,731,521
Oracle Corp.	30,127	4,415,112
Otis Worldwide Corp.	37,987	2,719,869
PACCAR, Inc.	4,930	592,192
†Palantir Technologies, Inc. Class A	26,405	3,080,671
†Palladyne AI Corp.	2,338	14,215
†Palo Alto Networks, Inc.	8,794	2,998,930
Paramount Skydance Corp. Class B	4,180	41,215
Parker-Hannifin Corp.	7,795	7,624,445
PBF Energy, Inc. Class A	7,651	348,274
PepsiCo, Inc.	23,810	3,223,874
PG&E Corp.	23,041	387,550
Philip Morris International, Inc.	27,070	4,897,234
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Phillips 66	5,500	$929,775
Pinnacle West Capital Corp.	10,434	1,116,438
PNC Financial Services Group, Inc.	2,671	657,654
Progressive Corp.	26,735	5,840,261
Prologis, Inc.	4,104	555,969
†Protagonist Therapeutics, Inc.	971	119,025
Prudential Financial, Inc.	13,293	1,434,713
†PTC, Inc.	656	74,528
Qnity Electronics, Inc. Class W/I	3,537	577,627
QUALCOMM, Inc.	1,058	195,508
Quest Diagnostics, Inc.	2,147	455,057
†QXO, Inc.	8,201	141,713
Ralph Lauren Corp.	4,819	1,934,395
Regeneron Pharmaceuticals, Inc.	1,525	950,899
=†πRelativity Space, Inc.	406	418
Republic Services, Inc.	6,628	1,412,294
ResMed, Inc.	6,803	1,325,769
†Robinhood Markets, Inc. Class A	9,403	942,933
Rockwell Automation, Inc.	9,020	4,465,622
Ross Stores, Inc.	7,107	1,512,725
Royalty Pharma PLC Class A	4,405	246,988
=†πRSA Security LLC	2,860	0
S&P Global, Inc.	7,244	2,950,191
Salesforce, Inc.	13,471	2,110,367
=†πSalt Pay Co. Ltd.	331	77,649
=†Samson Health	6	0
†Sandisk Corp.	490	1,114,128
†ServiceTitan, Inc. Class A	30,080	2,126,957
†Six Flags Entertainment Corp.	11,921	253,917
Skyworks Solutions, Inc.	29,503	2,000,303
SM Energy Co.	18,763	489,714
=†πSnorkel AI, Inc.	4,461	129,369
†Snowflake, Inc. Class A	9,290	2,364,305
Solaris Energy Infrastructure, Inc. Class A	15,718	1,264,670
=†Source Global PBC	8,696	696
Southern Co.	10,294	985,239
Southwest Airlines Co.	6,513	334,898
†Space Exploration Technologies Corp. Class A	125,871	21,506,319
Starbucks Corp.	31,410	3,209,788
State Street Corp.	1,881	319,018
Steel Dynamics, Inc.	2,019	463,280
Stryker Corp.	14,053	4,424,447
†Synopsys, Inc.	3,815	1,701,757
LVIP BlackRock Global Allocation Fund-8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Tapestry, Inc.	12,434	$1,820,089
Targa Resources Corp.	12,438	3,335,125
TD SYNNEX Corp.	3,186	851,745
†Tesla, Inc.	29,240	12,298,344
Texas Instruments, Inc.	10,643	3,172,359
Thermo Fisher Scientific, Inc.	11,480	5,755,613
TJX Cos., Inc.	60,552	9,173,628
T-Mobile U.S., Inc.	9,321	1,563,411
Tractor Supply Co.	5,687	179,766
TransDigm Group, Inc.	924	1,230,805
Travelers Cos., Inc.	2,455	810,445
Truist Financial Corp.	41,164	2,050,790
†Uber Technologies, Inc.	23,311	1,682,122
†Ulta Beauty, Inc.	1,796	809,960
Union Pacific Corp.	15,848	4,310,656
†United Airlines Holdings, Inc.	31,201	4,243,024
UnitedHealth Group, Inc.	13,721	5,702,859
Valero Energy Corp.	19,816	5,160,879
Ventas, Inc.	13,385	1,188,588
Veralto Corp.	11,511	1,020,795
=†πVerger Capital Fund LLC	108,057	17,289
VeriSign, Inc.	3,177	799,206
Verizon Communications, Inc.	52,302	2,214,467
†Vertex Pharmaceuticals, Inc.	12,956	6,435,634
Vertiv Holdings Co. Class A	38,279	12,816,575
Viatris, Inc.	68,954	1,094,990
VICI Properties, Inc.	102,200	2,713,410
Visa, Inc. Class A	9,839	3,375,663
†Vistance Networks, Inc.	64,557	825,038
Vistra Corp.	36,112	5,728,447
Walmart, Inc.	55,614	6,298,842
Walt Disney Co.	94,603	9,105,539
Waste Management, Inc.	2,877	641,226
†Wealthfront Corp.	23,711	211,976
Wells Fargo & Co.	30,952	2,557,873
West Pharmaceutical Services, Inc.	1,618	580,862
Western Digital Corp.	2,816	1,798,636
Williams Cos., Inc.	109,066	8,107,966
†Zoom Communications, Inc. Class A	2,583	222,939
		1,021,738,115
Uruguay–0.05%
†MercadoLibre, Inc.	624	1,059,171
		1,059,171
Total Common Stock (Cost $954,718,521)		1,440,480,725
	Number of Shares	Value (U.S. $)
ΔCONVERTIBLE PREFERRED STOCKS–0.97%
United States–0.97%
†Alphabet, Inc. Series A	31,800	$1,618,302
†Alphabet, Inc. Series B	31,800	1,599,540
=†πDatabricks, Inc. Series F	60,501	13,475,993
=†πDatabricks, Inc. Series G	16,533	3,682,560
†Wells Fargo & Co. Series L Class A	617	713,869
Total Convertible Preferred Stocks (Cost $8,678,083)		21,090,264
ΔPREFERRED STOCKS–0.82%
United Kingdom–0.01%
=†π10X Future Technologies Services Ltd. Series D	46,779	127,203
		127,203
United States–0.81%
=†πBreeze Aviation Group, Inc. Series B	1,998	325,234
=†πBytedance Ltd. Series E1	18,785	6,278,698
Citigroup Capital XIII 10.30% (3 mo. USD Term SOFR + 6.63%) 10/30/40	51,122	1,469,758
†Cohesity Global, Inc. Series G 1	2,783	56,704
†Cohesity Global, Inc. Series G	4,028	86,602
=†πDream Finders Homes, Inc.	2,409	2,405,989
=†πExo, Inc. Series D	48,140	35,624
=†πJumpcloud, Inc. Series E1 Series E-1	491,634	1,086,511
=†πJumpcloud, Inc. Series F Series F	32,336	91,834
=†Lessen Holdings, Inc.	53,911	0
=†πLoadsmart, Inc. Series C Series C	96,249	391,733
=†πLoadsmart, Inc. Series D Series D	8,526	67,696
=†πNeon Pagamentos SA	3,076	987,211
=†πNoodle Partners, Inc. Series C	69,413	0
=†πPsiQuantum Corp. Series D	14,776	713,533
=†πRSA Security LLC Series A	30,039	0
=†πRSA Security LLC Series B	90,116	0
=†πSambaNova Systems, Inc. Series C Series C	16,831	2,073,243
=†πSambaNova Systems, Inc. Series D Series D	5,355	692,991
=†πSnorkel AI, Inc. Series C	15,980	481,957
=†πUrsa Major Technologies, Inc.	102,993	402,703
		17,648,021
Total Preferred Stocks (Cost $18,520,044)		17,775,224
LVIP BlackRock Global Allocation Fund-9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔRIGHTS–0.00%
United States–0.00%
=†Walgreens Boots Alliance, Inc. expiration date 12/31/99	30,243	$16,029
Total Rights (Cost $16,029)		16,029
ΔWARRANTS–0.00%
Brazil–0.00%
=†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	13
		13
United States–0.00%
»=†Crown PropTech Acquisitions exp 3/11/27 exercise price USD 11.5000	12,103	847
»†EVgo, Inc. exp 7/01/26 exercise price USD 11.5000	16,129	115
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	10
»†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	43
†Palladyne AI Corp. exp 9/24/26 exercise price USD 11.5000	44,727	1,409
=†πSonder Holdings, Inc. exp 12/31/99 exercise price USD 1.0000	3,371	0
=†πSonder Holdings, Inc. exp 12/31/99 exercise price USD 1.0000	33,652	0
		2,424
Total Warrants (Cost $124,154)		2,437

	Principal Amount°
ΔCONVERTIBLE BONDS–0.62%
Australia–0.01%
^MMG Ltd. 0.00%, exercise price $0.0100 6/21/27	200,000	197,199
		197,199
Austria–0.02%
ams-OSRAM AG 2.13%, exercise price $2.1250 11/3/27	300,000	335,929
		335,929
British Virgin Islands–0.02%
^CMOC Capital Ltd. 0.00% 1/24/27	400,000	389,999
		389,999
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
Chile–0.01%
@WOM Chile Holdco SpA 5.00%, exercise price $5.0000 4/1/32	133,455	$119,662
		119,662
China–0.09%
Alibaba Group Holding Ltd. 0.50%, exercise price $0.5000 6/1/31	490,000	577,955
^WuXi AppTec Co. Ltd. 0.00%, exercise price $0.0100 5/22/27	3,000,000	491,257
ZTO Express Cayman, Inc. 0.93%, exercise price $0.9250 3/1/31	948,000	913,872
		1,983,084
France–0.03%
Clariane SE 0.88%, exercise price $0.8750 3/6/27	350,400	239,844
Schneider Electric SE 0.25%, exercise price $0.2500 9/30/34	400,000	466,406
		706,250
Germany–0.07%
K&S AG 0.63%, exercise price $0.6250 6/16/31	100,000	113,773
RAG-Stiftung 1.45%, exercise price $1.4500 12/16/31	300,000	350,142
TAG Immobilien AG 0.63%, exercise price $0.6250 3/11/31	200,000	245,898
Vonovia SE
^0.00%, exercise price $0.0100 6/30/31	700,000	819,403
0.88%, exercise price $0.8750 5/20/32	100,000	108,194
		1,637,410
Hong Kong–0.02%
^China Ruyi Holdings Ltd. 0.00% 1/31/27	2,000,000	242,642
^Swire Pacific Finance Ltd. 0.00% 6/16/27	2,000,000	268,142
		510,784
India–0.00%
=‡REI Agro Ltd. 5.50%, exercise price $5.5000 11/13/14	599,000	0
		0
Japan–0.15%
^JX Advanced Metals Corp.
0.00%, exercise price $0.0100 6/4/29	140,000,000	1,067,683
LVIP BlackRock Global Allocation Fund-10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
Japan (continued)
^JX Advanced Metals Corp. (continued)
0.00%, exercise price $0.0100 6/3/31	130,000,000	$989,422
Nippon Steel Corp.
^0.00% 2/14/29	120,000,000	740,613
^0.00% 2/14/31	90,000,000	555,737
		3,353,455
Spain–0.02%
Cellnex Telecom SA 0.75%, exercise price $0.7500 11/20/31	200,000	207,203
Iberdrola Finanzas SA 1.50%, exercise price $1.5000 3/27/30	200,000	285,310
		492,513
United States–0.18%
^Advanced Energy Industries, Inc. 0.00%, exercise price $0.0100 5/15/31	81,000	88,520
AMC Global Media, Inc. 4.25%, exercise price $4.2500 2/15/29	553,000	588,254
^Core Scientific, Inc. 0.00%, exercise price $0.0100 6/15/31	104,000	146,172
DISH Network Corp. 3.38%, exercise price $3.3750 8/15/26	195,000	187,785
Hertz Corp. 6.75%, exercise price $6.7500 7/1/30	81,000	75,669
Solaris Energy Infrastructure, Inc. 0.25%, exercise price $0.2500 10/1/31	1,667,000	2,710,959
Stem, Inc. 0.50%, exercise price $0.5000 12/1/28	73,000	29,200
		3,826,559
Total Convertible Bonds (Cost $12,325,374)		13,552,844
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust 7.03% (30 day USD SOFR Average + 3.40%) 1/25/42	138,145	139,833
Total Agency Collateralized Mortgage Obligations (Cost $121,248)		139,833
		Principal Amount°	Value (U.S. $)
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.01%
United States–0.01%
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Class X1 0.87% 5/25/29		4,987,242	$91,761
Class X1 1.12% 10/25/30		1,667,243	59,119
Class XFX 1.46% 12/25/29		913,558	28,138
Class X1 1.51% 7/25/30		268,757	12,138
Class X1 1.68% 4/25/30		528,697	26,181
Class X1 1.75% 4/25/30		257,323	12,879
Total Agency Commercial Mortgage-Backed Securities (Cost $211,333)			230,216
ΔAGENCY MORTGAGE-BACKED SECURITY–1.55%
United States–1.55%
Uniform Mortgage-Backed Security, TBA 3.50% 7/1/56		37,324,000	33,859,866
Total Agency Mortgage-Backed Security (Cost $33,839,480)			33,859,866
ΔCORPORATE BONDS–7.96%
Argentina–0.01%
Telecom Argentina SA 9.25% 5/28/33		75,387	80,400
Vista Energy Argentina SAU 8.50% 6/10/33		40,000	42,648
			123,048
Australia–0.10%
AGL Energy Ltd. 5.77% 9/30/35	AUD	200,000	134,835
APA Infrastructure Ltd. 6.42% 4/28/36	AUD	250,000	176,850
•Cdc Data Centres Australia Pty. Ltd. 6.87% (3 mo. AUD Bank Bill Swap + 2.40%) 6/12/56	AUD	150,000	104,860
Fortescue Treasury Pty. Ltd. 4.38% 4/1/31		100,000	95,141
•Macquarie Bank Ltd. 5.77% (3 mo. AUD Bank Bill Swap + 1.32%) 8/20/36	AUD	400,000	276,466
Mineral Resources Ltd. 8.50% 5/1/30		384,000	396,476
μPacific National Finance Pty. Ltd. 7.75% 12/11/54	AUD	190,000	133,278
=Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	0
=Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	738,610
LVIP BlackRock Global Allocation Fund-11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Australia (continued)
Tabcorp Finance Pty. Ltd. 5.99% 5/28/31	AUD	250,000	$170,256
			2,226,772
Austria–0.03%
ams-OSRAM AG 7.25% 5/31/32	EUR	307,000	361,315
LD Celulose International GmbH 7.95% 1/26/32		200,000	209,235
Sappi Papier Holding GmbH 4.50% 3/15/32	EUR	166,000	158,917
			729,467
Bermuda–0.01%
μRLGH Finance Bermuda Ltd. 6.88% 5/19/32		200,000	200,055
			200,055
Brazil–0.01%
@Samarco Mineracao SA
9.50% 6/30/31		11,881	11,944
9.50% 6/30/31		135,925	136,641
Suzano Austria GmbH 3.13% 1/15/32		45,000	39,891
Vale Overseas Ltd. 6.40% 6/28/54		39,000	39,799
			228,275
British Virgin Islands–0.01%
Fortune Star BVI Ltd. 6.80% 9/9/29		200,000	197,789
			197,789
Canada–0.11%
1011778 BC ULC/New Red Finance, Inc. 6.13% 6/15/29		100,000	101,501
♦Air Canada Pass-Through Trust 10.50% 7/15/26		664,000	664,226
Bausch & Lomb Corp. 8.38% 10/1/28		217,000	222,967
•Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc. 6.08% (3 mo. EURIBOR + 3.88%) 1/15/31	EUR	128,000	147,342
μBell Telephone Co. of Canada or Bell Canada 6.88% 9/15/55		125,000	127,770
Bombardier, Inc. 7.25% 7/1/31		125,000	130,790
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88% 2/15/30		77,000	71,656
6.25% 9/15/27		100,000	100,052
Garda World Security Corp. 8.38% 11/15/32		200,000	204,611
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada (continued)
Gran Tierra Energy, Inc. 9.50% 10/15/29		200,000	$183,388
NOVA Chemicals Corp. 5.25% 6/1/27		100,000	100,078
Open Text Corp. 3.88% 2/15/28		114,000	111,092
μRogers Communications, Inc. 5.25% 3/15/82		100,000	99,623
μTELUS Corp. 6.63% 10/15/55		103,000	104,434
			2,369,530
Cayman Islands–0.01%
Azorra Finance Ltd. 7.75% 4/15/30		100,000	103,722
Gaci First Investment Co. 5.25% 5/14/33		200,000	199,780
			303,502
Chile–0.01%
μAES Andes SA 8.15% 6/10/55		200,000	208,500
WOM Mobile SA 11.00% 4/1/31		9,525	9,835
			218,335
China–0.00%
‡Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	2,633
11.75% 4/17/22		204,000	2,305
			4,938
Colombia–0.00%
Ecopetrol SA 8.88% 1/13/33		56,000	61,326
			61,326
Denmark–0.03%
•SGL Group ApS
6.45% (3 mo. EURIBOR + 4.25%) 2/24/31	EUR	160,000	178,302
6.94% (3 mo. EURIBOR + 4.75%) 4/22/30	EUR	100,000	111,369
TDC Brands AS 8.00% 4/30/31	EUR	384,000	444,704
			734,375
Finland–0.03%
Mehilainen Yhtiot OYJ 5.13% 6/30/32	EUR	307,000	353,810
μStora Enso OYJ
5.63% 3/17/29	EUR	100,000	116,472
5.88% 7/17/31	EUR	100,000	116,719
			587,001
France–0.45%
Afflelou SAS 6.00% 7/25/29	EUR	224,000	264,401
μAir France-KLM 5.75% 5/21/30	EUR	200,000	233,048
LVIP BlackRock Global Allocation Fund-12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France (continued)
Altice France SA
5.63% 7/15/32	EUR	122,713	$138,051
7.25% 11/1/29	EUR	247,434	285,146
Atos Group
8.13% 5/21/31	EUR	509,000	574,937
φ 9.36% 12/18/29	EUR	286,363	375,169
Banijay Gaming SAS 5.13% 12/10/31	EUR	178,000	206,719
•Bertrand Franchise Finance SAS 5.99% (3 mo. EURIBOR + 3.75%) 7/18/30	EUR	159,000	181,647
Clariane SE 6.88% 4/15/31	EUR	198,000	232,116
Egis SA 5.13% 5/15/31	EUR	320,000	372,011
μElectricite de France SA
4.38% 1/6/31	EUR	200,000	227,236
5.13% 9/17/29	EUR	200,000	235,167
7.38% 6/17/35	GBP	200,000	277,994
Elior Group SA 5.63% 3/15/30	EUR	359,000	403,080
μEngie SA 6.48% 3/24/32	AUD	310,000	215,431
Forvia SE
2.75% 2/15/27	EUR	101,000	115,110
6.75% 9/15/33		200,000	199,907
Goldstory SAS
• 6.15% (3 mo. EURIBOR + 4.00%) 2/1/30	EUR	346,000	397,876
6.75% 2/1/30	EUR	400,000	467,612
HomeVi SASU 6.63% 10/31/31	EUR	205,000	237,917
Iliad Holding SAS 5.63% 10/15/28	EUR	715,000	821,715
iliad SA 4.25% 1/9/32	EUR	100,000	114,993
Kapla Holding SAS
5.13% 4/30/32	EUR	115,000	132,232
• 5.20% (3 mo. EURIBOR + 3.00%) 4/30/33	EUR	223,000	257,601
Loxam SAS 6.38% 5/31/29	EUR	443,700	521,852
New Immo Holding SA
4.88% 12/8/28	EUR	400,000	458,470
5.50% 4/23/31	EUR	100,000	114,749
5.88% 4/17/28	EUR	100,000	116,776
Paprec Holding SA 4.13% 7/15/30	EUR	401,000	456,950
μRCI Banque SA
4.75% 3/24/37	EUR	200,000	230,147
5.50% 10/9/34	EUR	300,000	355,322
6.13% 9/24/30	EUR	200,000	229,377
μUnibail-Rodamco-Westfield SE 4.75% 6/11/31	EUR	300,000	344,280
μVeolia Environnement SA 4.32% 10/24/32	EUR	100,000	113,289
			9,908,328
Germany–0.38%
alstria SARL
4.25% 10/15/29	EUR	200,000	223,496
5.50% 3/20/31	EUR	200,000	228,271
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
μBayer AG 5.38% 3/25/82	EUR	400,000	$470,718
BRANICKS Group AG 2.25% 9/22/26	EUR	100,000	64,920
μCommerzbank AG
4.25% 10/9/27	EUR	200,000	228,397
7.88% 10/9/31	EUR	200,000	258,254
φDEMIRE Deutsche Mittelstand Real Estate AG 5.00% 12/31/27	EUR	528,455	546,445
μDeutsche Bank AG
4.50% 11/30/26	EUR	200,000	228,785
4.63% 10/30/27	EUR	600,000	683,983
6.75% 10/30/34	EUR	400,000	472,067
7.13% 10/30/30	EUR	200,000	243,982
μDeutsche Lufthansa AG 5.25% 1/15/55	EUR	300,000	349,634
Dynamo Newco II GmbH 6.25% 10/15/31	EUR	230,000	248,097
Gruenenthal GmbH 4.63% 11/15/31	EUR	303,000	348,004
HT Troplast GmbH 7.63% 7/15/31	EUR	147,000	170,383
@IHO Verwaltungs GmbH 7.00% 11/15/31	EUR	275,000	335,735
Mahle GmbH
6.50% 5/2/31	EUR	381,000	453,711
7.13% 7/15/32	EUR	241,000	289,028
•Nidda Healthcare Holding GmbH 5.53% (3 mo. EURIBOR + 3.25%) 10/15/32	EUR	378,000	433,018
•PrestigeBidCo GmbH 5.95% (3 mo. EURIBOR + 3.75%) 7/1/29	EUR	262,000	303,049
Progroup AG
5.13% 4/15/29	EUR	168,000	196,158
5.38% 4/15/31	EUR	116,000	135,389
Schaeffler AG
4.25% 4/1/28	EUR	100,000	115,292
5.00% 5/13/33	EUR	200,000	231,275
5.38% 4/1/31	EUR	100,000	119,315
Techem Verwaltungsgesellschaft 675 GmbH 4.63% 7/15/32	EUR	100,000	114,945
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	164,509	188,506
TUI Cruises GmbH
5.00% 5/15/30	EUR	113,000	131,005
6.25% 4/15/29	EUR	389,000	458,313
			8,270,175
Greece–0.03%
μEurobank SA 4.00% 2/7/36	EUR	272,000	308,744
μNational Bank of Greece SA
5.80% 8/12/31	EUR	200,000	228,787
LVIP BlackRock Global Allocation Fund-13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Greece (continued)
μNational Bank of Greece SA (continued)
5.88% 6/28/35	EUR	173,000	$209,991
			747,522
Hong Kong–0.03%
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	183,943
Melco Resorts Finance Ltd. 6.50% 9/24/33		200,000	195,858
Studio City Finance Ltd. 5.00% 1/15/29		200,000	191,660
			571,461
India–0.07%
Axis Bank Ltd.
μ 4.10% 9/8/26		200,000	199,201
5.35% 6/30/31		200,000	200,772
μ 6.88% 12/30/31		200,000	200,760
IIFL Finance Ltd. 7.60% 9/10/29		200,000	201,060
Muthoot Finance Ltd.
5.75% 8/4/30		200,000	195,566
6.38% 3/2/30		415,000	414,093
Power Finance Corp. Ltd. 5.32% 6/30/31		200,000	201,376
			1,612,828
Indonesia–0.01%
Freeport Indonesia PT 4.76% 4/14/27		246,000	245,890
			245,890
Ireland–0.08%
μAIB Group PLC 6.00% 7/14/31	EUR	325,000	385,263
eircom Finance DAC 5.00% 4/30/31	EUR	312,000	360,732
Flutter Treasury DAC 4.00% 6/4/31	EUR	277,000	311,693
GGAM Finance Ltd. 6.88% 4/15/29		100,000	102,180
Perrigo Finance Unlimited Co.
5.38% 9/30/32	EUR	114,000	127,743
6.13% 9/30/32		100,000	95,511
Virgin Media O2 Vendor Financing Notes V DAC 7.88% 3/15/32	GBP	164,000	180,269
Virgin Media O2 Vendor Financing Notes VII DAC 7.50% 7/15/33	EUR	245,000	225,387
			1,788,778
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Israel–0.02%
Teva Pharmaceutical Finance Netherlands II BV 7.88% 9/15/31	EUR	324,000	$433,700
			433,700
Italy–0.27%
μA2A SpA 5.00% 6/11/29	EUR	125,000	146,503
Agrifarma SpA 4.50% 10/31/28	EUR	505,000	579,936
Almaviva-The Italian Innovation Co. SpA 5.00% 10/30/30	EUR	231,000	257,446
μBPER Banca SpA 6.50% 3/20/30	EUR	200,000	238,575
•Cedacri SpA 6.91% (3 mo. EURIBOR + 4.63%) 5/15/28	EUR	110,000	120,728
Cesar SpA
6.50% 9/30/31	EUR	156,000	182,345
• 6.54% (3 mo. EURIBOR + 4.25%) 9/30/31	EUR	151,000	174,733
Dolcetto Holdco SpA 5.63% 7/14/32	EUR	217,000	249,396
μEnel SpA 4.50% 10/14/34	EUR	200,000	225,052
μEni SpA 4.88% 1/21/34	EUR	225,000	260,682
Fedrigoni SpA 6.13% 6/15/31	EUR	347,000	402,238
@Fiber Midco SpA 10.75% 6/15/29	EUR	267,553	283,538
Fibercop SpA 5.38% 4/15/31	EUR	486,000	575,886
•FIS Fabbrica Italiana Sintetici SpA 5.40% (3 mo. EURIBOR + 3.25%) 2/5/31	EUR	100,000	115,368
Gruppo San Donato SpA 6.50% 10/31/31	EUR	126,000	142,277
•IMA Industria Macchine Automatiche SpA 5.95% (3 mo. EURIBOR + 3.75%) 4/15/29	EUR	385,000	444,955
•Irca SpA/Gallarate 6.15% (3 mo. EURIBOR + 3.75%) 12/15/29	EUR	213,000	244,624
Italmatch Chemicals SpA
6.25% 2/5/31	EUR	100,000	116,340
• 6.42% (3 mo. EURIBOR + 4.13%) 2/5/31	EUR	142,000	163,730
Itelyum Regeneration SpA 5.75% 4/15/30	EUR	200,000	231,683
•Kiko SpA 5.45% (3 mo. EURIBOR + 3.25%) 1/15/32	EUR	258,000	297,361
Lottomatica Group SpA
4.88% 1/31/31	EUR	189,000	220,360
5.38% 6/1/30	EUR	102,000	119,740
μPrysmian SpA 5.25% 5/21/30	EUR	150,000	177,512
			5,971,008
LVIP BlackRock Global Allocation Fund-14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Japan–0.22%
Kioxia Holdings Corp. 6.25% 7/24/30		200,000	$206,314
•Mizuho Financial Group, Inc. 4.72% (1 day USD SOFR + 1.08%) 7/13/32		200,000	200,188
Nissan Motor Co. Ltd.
4.81% 9/17/30		300,000	279,401
5.25% 7/17/29	EUR	301,000	348,743
•NTT Finance Corp. 4.66% (1 day USD SOFR + 1.03%) 6/20/31		200,000	199,828
μRakuten Group, Inc.
4.25% 4/22/27	EUR	420,000	475,277
8.13% 12/15/29		200,000	205,278
SoftBank Group Corp.
3.38% 7/6/29	EUR	100,000	109,571
5.38% 1/8/29	EUR	208,000	241,294
5.75% 7/8/32	EUR	495,000	562,130
5.88% 7/10/31	EUR	406,000	465,370
6.38% 4/22/30	EUR	447,000	523,414
6.38% 7/10/33	EUR	376,000	430,926
7.00% 4/22/32	EUR	227,000	270,355
7.38% 4/22/34	EUR	232,000	276,236
			4,794,325
Jersey–0.13%
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29		735,000	571,857
Biffa Group Holdings Ltd.
5.25% 6/15/31	EUR	161,000	184,426
7.38% 6/15/31	GBP	300,000	401,206
Deepocean Ltd. 6.00% 4/8/31	EUR	100,000	117,096
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC 5.00% 7/15/33	EUR	130,000	149,643
TER Finance Jersey Ltd. 4.50% 3/31/32	EUR	714,000	815,526
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50% 5/15/30		577,598	544,420
			2,784,174
Kuwait–0.01%
Equate Petrochemical Co. KSCC 4.25% 11/3/26		200,000	199,280
			199,280
Luxembourg–0.61%
@Adler Financing SARL 8.25% 12/31/28	EUR	354,261	456,979
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.38% 5/21/30	EUR	237,000	280,299
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
Alexandrite Lake Lux Holdings SARL 6.75% 7/30/30	EUR	300,000	$342,226
Ardagh Group SA
9.50% 12/1/30		100,000	106,886
9.50% 12/1/30		495,118	529,212
@ 11.00% 12/1/30		915,603	874,401
@ 11.00% 12/1/30	EUR	895,475	968,987
•Arena Luxembourg Finance SARL 4.65% (3 mo. EURIBOR + 2.50%) 5/1/30	EUR	217,000	250,152
μAroundtown Finance SARL
5.13% 7/3/31	EUR	125,000	134,823
5.25% 4/30/31	EUR	824,000	906,356
Breakwater Energy Holdings SARL 9.25% 11/15/30		250,000	263,770
Cirsa Finance International SARL
4.88% 10/15/31	EUR	100,000	116,278
• 5.40% (3 mo. EURIBOR + 3.00%) 10/15/32	EUR	115,000	132,570
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29		227,000	238,859
ContourGlobal Power Holdings SA 5.00% 2/28/30	EUR	183,000	211,560
Dana Financing Luxembourg SARL 8.50% 7/15/31	EUR	336,000	403,598
EIG Pearl Holdings SARL 3.55% 8/31/36		199,803	180,830
Froneri Lux FinCo SARL 4.75% 8/1/32	EUR	310,000	345,682
Garfunkelux Holdco 3 SA 9.00% 9/1/28	EUR	668,008	765,201
gategroup Finance Luxembourg SA 3.00% 2/28/27	CHF	245,000	303,842
ION Platform Finance SARL
6.50% 9/30/30	EUR	175,000	160,505
6.88% 9/30/32	EUR	135,000	114,292
7.88% 5/1/29	EUR	422,000	434,013
@•Kleopatra Finco SARL 6.00% 1/30/31	EUR	365,796	351,086
•Lion/Polaris Lux Midco SARL 5.75% (3 mo. EURIBOR + 3.63%) 7/1/29	EUR	335,000	384,955
Luna 2 5 SARL 5.50% 7/1/32	EUR	100,000	115,871
Lune Holdings SARL 5.63% 11/15/28	EUR	343,000	3,919
Maxam Prill SARL 6.00% 7/15/30	EUR	456,000	531,773
Motion Finco SARL 7.38% 6/15/30	EUR	121,000	120,054
PRA Group Europe Holding II SARL 6.25% 9/30/32	EUR	100,000	112,455
LVIP BlackRock Global Allocation Fund-15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
PRIO Luxembourg Holding SARL 6.75% 10/15/30		200,000	$196,000
Rossini SARL
• 6.17% (3 mo. EURIBOR + 3.88%) 12/31/29	EUR	97,157	111,834
6.75% 12/31/29	EUR	162,000	191,771
Stena International SA 7.25% 1/15/31		415,000	424,300
Summer BC Holdco B SARL 5.88% 2/15/30	EUR	308,000	308,467
Telecom Italia Capital SA 7.72% 6/4/38		73,000	83,826
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28		600,000	585,518
Trafigura Funding SA 5.63% 7/1/31		200,000	197,396
Vivion Investments SARL
5.63% 6/8/30	EUR	172,000	190,040
5.63% 6/8/30	EUR	104,000	113,210
@ 6.50% 2/28/29	EUR	359,115	413,073
μ 8.13% 3/8/31	EUR	300,000	308,235
			13,265,104
Macau–0.01%
Wynn Macau Ltd. 5.63% 8/26/28		200,000	198,711
			198,711
Mauritius–0.25%
Clean Renewable Power Mauritius Pte. Ltd. 4.25% 3/25/27		147,000	144,806
=•Flourishing Trade & Investment Ltd. 11.04% 4/2/30		2,878,930	2,961,843
India Cleantech Energy 4.70% 8/10/26		82,375	81,963
=Resurgent Trade & Investment Ltd. 9.52% 12/1/27		2,257,000	2,257,000
			5,445,612
Mexico–0.10%
Grupo Televisa SAB 6.63% 1/15/40		69,000	59,617
Petroleos Mexicanos
5.35% 2/12/28		38,000	38,040
5.95% 1/28/31		168,000	166,047
6.49% 1/23/27		77,000	77,475
6.50% 1/23/29		386,000	393,764
8.75% 6/2/29		1,302,542	1,392,716
			2,127,659
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Morocco–0.01%
OCP SA 7.50% 5/2/54		200,000	$216,197
			216,197
Netherlands–0.34%
Boels Topholding BV
5.75% 5/15/30	EUR	100,000	117,405
6.25% 2/15/29	EUR	493,000	575,285
Citycon Treasury BV 5.38% 7/8/31	EUR	100,000	109,868
Darling Global Finance BV 4.50% 7/15/32	EUR	277,000	319,168
Global Switch Finance BV 1.38% 10/7/30	EUR	146,000	154,304
Heimstaden Bostad Treasury BV 1.38% 3/3/27	EUR	167,000	188,629
μING Groep NV
3.88% 5/16/27		400,000	392,901
7.25% 11/16/34		325,000	341,226
IPD 3 BV 5.50% 6/15/31	EUR	321,000	357,476
μNN Group NV 5.75% 9/11/34	EUR	200,000	232,702
Nouryon Finance BV 6.13% 7/15/31	EUR	172,000	199,665
Petrobras Global Finance BV 6.75% 1/27/41		81,000	80,653
μStellantis NV
6.25% 3/16/31	EUR	277,000	310,288
6.88% 12/16/33	EUR	375,000	418,217
8.25% 6/16/32	GBP	350,000	453,256
Sunrise FinCo I BV 4.88% 7/15/31		610,000	576,883
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/30		200,000	204,889
Trivium Packaging Finance BV 12.25% 1/15/31		300,000	331,601
μVolkswagen International Finance NV 5.99% 11/15/33	EUR	100,000	117,523
VZ Secured Financing BV
5.00% 1/15/32		407,000	356,196
5.25% 1/15/33	EUR	297,000	323,301
VZ Vendor Financing II BV 2.88% 1/15/29	EUR	494,000	545,308
μWintershall Dea Finance 2 BV 6.12% 5/8/30	EUR	250,000	296,009
ZF Europe Finance BV
5.50% 2/17/32	EUR	200,000	226,079
7.00% 6/12/30	EUR	200,000	242,954
			7,471,786
Norway–0.05%
•Athomstart Invest 1083 AS 8.28% (3 mo. EURIBOR + 6.00%) 6/4/30	EUR	700,000	805,410
μVar Energi ASA 4.95% 4/29/86	EUR	200,000	228,499
			1,033,909
LVIP BlackRock Global Allocation Fund-16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Peru–0.01%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36		105,000	$109,219
Volcan Cia Minera SAA 8.50% 10/28/32		79,000	81,741
			190,960
Philippines–0.01%
μSan Miguel Global Power Holdings Corp. 8.38% 10/20/30		200,000	198,463
			198,463
Portugal–0.01%
μEDP SA 4.63% 9/16/54	EUR	100,000	116,077
			116,077
Republic of Korea–0.02%
Mirae Asset Securities Co. Ltd. 5.13% 7/6/29		200,000	199,968
NH Investment & Securities Co. Ltd. 5.00% 6/29/31		200,000	199,474
			399,442
Singapore–0.08%
Seagate Data Storage Technology Pte. Ltd.
8.25% 12/15/29		681,000	712,092
8.50% 7/15/31		362,000	378,282
9.63% 12/1/32		560,000	617,475
			1,707,849
Spain–0.08%
μBanco Bilbao Vizcaya Argentaria SA
6.88% 12/13/30	EUR	200,000	246,230
8.38% 6/21/28	EUR	200,000	246,783
μBankinter SA 7.38% 8/15/28	EUR	200,000	242,814
μCaixaBank SA 5.88% 10/9/27	EUR	200,000	233,707
Grifols SA
7.13% 5/1/30	EUR	133,000	158,050
7.50% 5/1/30	EUR	76,923	91,517
μTelefonica Emisiones SA
4.38% 1/19/31	EUR	100,000	113,553
4.88% 1/19/34	EUR	300,000	340,147
			1,672,801
Sweden–0.06%
Heimstaden AB
7.36% 1/24/31	EUR	101,000	117,403
8.38% 1/29/30	EUR	100,000	119,523
μHeimstaden Bostad AB 5.00% 1/19/31	EUR	150,000	167,241
Intrum Investments & Financing AB 8.00% 9/11/27	EUR	358,863	410,277
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Sweden (continued)
Verisure Midholding AB 5.25% 2/15/29	EUR	345,532	$394,838
			1,209,282
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	196,783
			196,783
Thailand–0.03%
μGC Treasury Center Co. Ltd. 6.50% 9/10/30		250,000	247,234
Muangthai Capital PCL
6.88% 9/30/28		200,000	200,556
7.55% 7/21/30		250,000	254,666
			702,456
Turkey–0.01%
Turkcell Iletisim Hizmetleri AS 7.65% 1/24/32		200,000	206,687
			206,687
United Arab Emirates–0.02%
Alpha Star Holding IX Ltd. 7.00% 8/26/28		200,000	198,193
Sobha Sukuk I Holding Ltd. 7.13% 9/11/30		200,000	193,003
			391,196
United Kingdom–0.91%
Alexandrite Monnet U.K. Holdco PLC 6.88% 5/31/31	EUR	192,000	220,962
Allwyn Entertainment Financing U.K. PLC
4.63% 8/15/31	EUR	137,000	155,972
4.63% 8/15/31	EUR	277,000	312,544
7.25% 4/30/30	EUR	270,900	321,783
Amber Finco PLC 6.63% 7/15/29	EUR	277,000	327,863
Ardonagh Finco Ltd.
6.88% 2/15/31	EUR	751,000	863,654
6.88% 2/15/31	EUR	128,000	147,201
7.75% 2/15/31		200,000	202,253
Aston Martin Capital Holdings Ltd.
10.38% 3/31/29	GBP	261,000	275,542
10.38% 3/31/29	GBP	100,000	105,281
Avianca Midco 2 PLC 9.00% 12/1/28		12,411	12,681
Azule Energy Finance PLC 8.25% 1/22/31		500,000	500,334
μBarclays PLC 4.91% 6/26/30		275,000	274,950
BCP V Modular Services Finance II PLC
4.75% 11/30/28	EUR	360,000	388,760
6.13% 11/30/28	GBP	648,000	808,930
LVIP BlackRock Global Allocation Fund-17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
BCP V Modular Services Finance II PLC (continued)
6.13% 11/30/28	GBP	153,000	$190,997
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	467,000	343,073
Bellis Acquisition Co. PLC 8.13% 5/14/30	GBP	183,000	228,028
μBritish Telecommunications Ltd. 4.88% 11/23/81		331,000	319,639
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 5.63% 2/15/32	EUR	216,000	250,820
CD&R Firefly Bidco PLC
8.63% 4/30/29	GBP	100,000	136,479
8.63% 4/30/29	GBP	387,000	528,146
μCentrica PLC 6.50% 5/21/55	GBP	356,000	483,402
Co-Operative Group Ltd. 8.25% 12/15/31	GBP	192,000	261,363
Deuce Finco PLC
• 5.90% (3 mo. EURIBOR + 3.50%) 11/20/32	EUR	185,000	214,782
7.00% 11/20/31	GBP	219,000	297,010
Edge Finco PLC 8.13% 8/15/31	GBP	341,000	472,543
EG Global Finance PLC 12.00% 11/30/28		328,000	348,296
Energean PLC 5.63% 5/12/31	EUR	150,000	170,798
Entain PLC 4.88% 11/30/31	EUR	100,000	115,608
Heathrow Finance PLC 6.63% 3/1/31	GBP	387,000	514,141
•HSBC Holdings PLC 5.70% (3 mo. AUD Bank Bill Swap + 1.25%) 5/26/32	AUD	370,000	256,733
INEOS Finance PLC 7.25% 3/31/31	EUR	169,000	183,845
INEOS Quattro Finance 2 PLC 8.50% 3/15/29	EUR	114,000	119,367
Ithaca Energy North Sea PLC
5.50% 10/1/31	EUR	165,000	187,948
8.13% 10/15/29		200,000	207,314
Jaguar Land Rover Automotive PLC 5.50% 7/15/29		212,000	210,365
μLloyds Banking Group PLC 7.50% 6/27/30	GBP	200,000	273,532
Mobico Group PLC 4.88% 9/26/31	EUR	316,000	288,012
μNationwide Building Society
5.75% 6/20/27	GBP	200,000	265,319
7.50% 12/20/30	GBP	409,000	557,079
Neoen Finco PLC 5.50% 6/15/31	EUR	337,000	392,251
Ocado Group PLC 11.00% 6/15/30	GBP	180,000	251,445
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
OEG Finance PLC 7.25% 9/27/29	EUR	479,000	$566,726
Pinewood Finco PLC 6.00% 3/27/30	GBP	261,000	346,249
Pinnacle Bidco PLC 10.00% 10/11/28	GBP	428,000	589,703
μStandard Chartered PLC 7.00% 6/8/33		200,000	201,482
Stonegate Pub Co. Financing PLC
• 8.91% (3 mo. EURIBOR + 6.63%) 7/31/29	EUR	139,000	160,286
10.75% 7/31/29	GBP	241,000	326,379
Thames Water Utilities Finance PLC 4.00% 6/19/27	GBP	400,000	301,103
Trident Energy Finance PLC 12.50% 11/30/29		200,000	210,337
Unique Pub Finance Co. PLC 6.46% 3/30/32	GBP	314,337	434,077
Vedanta Resources Finance II PLC
7.00% 7/13/32		200,000	199,066
7.38% 7/13/34		200,000	198,318
7.75% 7/13/37		200,000	198,876
10.88% 9/17/29		200,000	212,597
Virgin Media Secured Finance PLC
4.13% 8/15/30	GBP	371,000	421,936
4.25% 1/15/30	GBP	340,000	396,167
5.50% 5/15/29		200,000	189,831
Vmed O2 U.K. Financing I PLC
4.50% 7/15/31	GBP	238,000	258,997
5.63% 4/15/32	EUR	197,000	198,103
6.75% 1/15/33		200,000	169,333
μVodafone Group PLC
4.13% 6/4/81		67,000	62,342
7.00% 4/4/79		95,000	98,520
8.00% 8/30/86	GBP	147,000	210,911
Zegona Finance PLC
4.25% 1/15/32	EUR	401,000	459,936
6.75% 7/15/29	EUR	447,818	529,759
			19,928,079
United States–3.27%
Acadia Healthcare Co., Inc.
5.00% 4/15/29		14,000	13,782
5.50% 7/1/28		87,000	86,600
7.38% 3/15/33		100,000	102,942
Acrisure LLC/Acrisure Finance, Inc.
4.25% 2/15/29		52,000	47,451
6.75% 7/1/32		100,000	89,882
Adient Global Holdings Ltd. 7.00% 4/15/28		100,000	101,623
LVIP BlackRock Global Allocation Fund-18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Advance Auto Parts, Inc. 7.00% 8/1/30		100,000	$102,534
μAES Corp. 6.95% 7/15/55		100,000	98,727
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.50% 2/15/28		130,000	131,057
Alexander Funding Trust II 7.47% 7/31/28		145,000	151,357
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50% 10/1/31		72,000	71,803
7.38% 10/1/32		200,000	198,511
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00% 6/1/29		300,000	298,679
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88% 6/1/28	GBP	1,024,000	1,349,424
AMC Global Media, Inc.
4.25% 2/15/29		486,000	429,660
10.50% 7/15/32		100,000	102,791
♦American Airlines Pass-Through Trust 5.65% 5/11/36		221,000	218,661
American Axle & Manufacturing, Inc. 6.38% 10/15/32		100,000	99,648
μAmerican National Group, Inc. 7.00% 12/1/55		100,000	97,647
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38% 6/1/28		100,000	102,258
AmWINS Group, Inc. 6.38% 2/15/29		86,000	86,421
APLD ComputeCo LLC 9.25% 12/15/30		100,000	107,878
Arches Buyer, Inc. 4.25% 6/1/28		77,000	75,458
Arcosa, Inc. 6.88% 8/15/32		110,000	114,746
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28		200,000	191,514
Aretec Group, Inc. 10.00% 8/15/30		103,000	108,493
Arsenal AIC Parent LLC 11.50% 10/1/31		114,000	122,170
Asbury Automotive Group, Inc. 4.75% 3/1/30		126,000	122,502
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88% 6/30/29		100,000	99,705
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88% 8/1/33		248,000	$245,809
AT&T, Inc. 2.90% 12/4/26	GBP	52,000	68,523
ATI, Inc. 7.25% 8/15/30		180,000	186,889
Aviation Capital Group LLC 1.95% 9/20/26		18,000	17,902
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38% 6/15/32		100,000	100,661
Ball Corp. 6.00% 6/15/29		100,000	101,610
Bath & Body Works, Inc. 6.63% 10/1/30		100,000	102,009
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50% 7/1/32		34,000	32,152
Beach Acquisition Bidco LLC 5.25% 7/15/32	EUR	177,000	205,899
Beazer Homes USA, Inc. 8.00% 1/15/32		104,000	104,279
Beignet Investor LLC 6.58% 5/30/49		3,598,000	3,670,510
Block, Inc. 5.63% 8/15/30		200,000	200,500
Boyd Gaming Corp. 4.75% 6/15/31		70,000	67,594
Bracelet Holdings, Inc. 9.25% 7/2/28		1,170,000	1,164,630
Buckeye Partners LP 6.75% 2/1/30		118,000	121,871
Builders FirstSource, Inc. 6.38% 3/1/34		140,000	141,527
Caesars Entertainment, Inc. 7.00% 2/15/30		200,000	201,151
California Resources Corp. 7.00% 1/15/34		396,000	391,615
Canpack Group, Inc./CANPACK SA 6.00% 5/15/31		204,000	205,157
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30		300,000	278,863
4.50% 6/1/33		306,000	265,480
4.75% 2/1/32		95,000	84,737
7.00% 2/1/33		40,000	39,227
7.38% 3/1/31		100,000	100,241
Celanese U.S. Holdings LLC
6.75% 4/15/33		100,000	101,868
7.55% 11/15/30		78,000	82,678
Centene Corp. 4.25% 12/15/27		434,000	431,721
Charles River Laboratories International, Inc. 3.75% 3/15/29		123,000	118,085
Chemours Co.
4.63% 11/15/29		98,000	93,539
5.75% 11/15/28		24,000	23,981
LVIP BlackRock Global Allocation Fund-19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CHS/Community Health Systems, Inc.
4.75% 2/15/31		177,000	$162,833
5.25% 5/15/30		78,000	73,603
Churchill Downs, Inc.
5.50% 4/1/27		45,000	44,985
5.75% 4/1/30		97,000	96,908
Cinemark USA, Inc. 7.00% 8/1/32		126,000	129,989
Cipher Compute LLC 7.13% 11/15/30		13,000	13,514
=•Citigroup Global Markets Holdings, Inc. 5.21% 6/17/29		1,028,000	1,028,000
Citigroup, Inc.
• 5.92% 12/11/30		1,080,000	1,025,101
μ 6.88% 8/15/30		54,000	55,302
μ 6.95% 2/15/30		54,000	55,243
Clarios Global LP/Clarios U.S. Finance Co.
4.75% 6/15/31	EUR	296,000	342,129
6.75% 9/15/32		152,000	155,235
Clear Channel Outdoor Holdings, Inc. 7.13% 2/15/31		24,000	24,852
Cleveland-Cliffs, Inc.
7.00% 3/15/32		110,000	109,130
7.50% 9/15/31		100,000	101,214
Cloud Software Group, Inc.
6.50% 3/31/29		289,000	280,411
8.25% 6/30/32		342,000	320,538
9.00% 9/30/29		188,000	182,479
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30		248,000	244,629
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00% 6/15/27		69,000	68,473
Columbus McKinnon Corp. 7.13% 2/1/33		12,000	12,026
Comstock Resources, Inc. 6.75% 3/1/29		100,000	98,176
Constellation Energy Generation LLC 4.63% 2/1/29		79,000	78,545
CoreWeave, Inc.
8.50% 7/15/32	EUR	846,000	951,449
9.00% 2/1/31		109,000	107,715
9.25% 6/1/30		67,000	67,435
9.75% 10/1/31		845,000	843,136
CRC Insurance Group LLC 7.13% 6/1/31		70,000	69,777
Crescent Energy Finance LLC
7.38% 1/15/33		263,000	261,420
7.88% 4/15/32		71,000	71,890
8.38% 1/15/34		100,000	103,000
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/32		100,000	96,547
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CSC Holdings LLC
5.50% 4/15/27		400,000	$268,004
11.25% 5/15/28		200,000	128,990
11.75% 1/31/29		363,000	223,289
CVR Energy, Inc. 7.50% 2/15/31		69,000	68,672
μCVS Health Corp. 7.00% 3/10/55		100,000	103,820
DaVita, Inc. 4.63% 6/1/30		200,000	193,751
μDentsply Sirona, Inc. 8.38% 9/12/55		100,000	100,078
Directv Financing LLC
8.88% 2/1/30		100,000	101,652
8.88% 2/1/30		76,000	77,348
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.25% 6/1/32		95,000	96,524
10.00% 2/15/31		86,000	89,243
Discovery Communications LLC
5.00% 9/20/37		100,000	78,500
6.35% 6/1/40		100,000	83,000
Discovery Global Holdings, Inc.
3.76% 3/15/27		1,064,000	1,054,684
4.28% 3/15/32		62,000	55,636
EchoStar Corp.
@ 6.75% 11/30/30		40,000	40,664
10.75% 11/30/29		40,000	43,225
ELK Grove Village Property LLC 7.50% 6/15/31		54,000	54,365
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63% 12/15/30		100,000	102,233
•Encore Capital Group, Inc. 5.44% (3 mo. EURIBOR + 3.25%) 7/15/33	EUR	159,000	183,935
Endo Finance Holdings LP 8.50% 4/15/31		62,000	65,175
Energizer Holdings, Inc. 4.38% 3/31/29		58,000	56,149
μEnergy Transfer LP 6.75% 2/15/56		131,000	133,821
Entegris, Inc. 5.95% 6/15/30		100,000	101,015
EQT Corp. 7.50% 6/1/30		95,000	102,568
EquipmentShare.com, Inc. 8.63% 5/15/32		100,000	104,023
Fair Isaac Corp. 4.00% 6/15/28		123,000	120,324
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30		200,000	196,140
LVIP BlackRock Global Allocation Fund-20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μFirst Citizens BancShares, Inc. 6.25% 3/12/40	1,331,000	$1,311,545
FirstCash, Inc. 6.88% 3/1/32	100,000	102,759
Five Point Operating Co. LP 8.00% 10/1/30	60,000	61,422
FMC Corp. 8.00% 6/1/31	1,001,000	1,041,830
Ford Motor Credit Co. LLC
4.27% 1/9/27	259,000	258,240
5.13% 11/5/26	278,000	278,327
Freedom Mortgage Holdings LLC 8.38% 4/1/32	182,000	185,129
FTAI Aviation Investors LLC 5.50% 5/1/28	129,000	128,690
Full House Resorts, Inc. 8.25% 2/15/28	27,000	26,393
Gaia Purchaser, Inc. 7.63% 7/15/33	17,000	17,195
Gen Digital, Inc. 7.13% 9/30/30	100,000	101,780
μGlobal Atlantic Fin Co. 7.25% 3/1/56	100,000	98,005
Goodyear Tire & Rubber Co. 5.63% 4/30/33	142,000	123,714
Gray Media, Inc.
9.63% 7/15/32	100,000	96,515
10.50% 7/15/29	33,000	34,835
GS Finance Corp.
• 5.95% 1/15/31	2,930,000	2,817,213
6.11% 2/17/31	1,314,000	1,270,760
• 7.35% 2/17/31	2,728,000	2,652,546
Herc Holdings, Inc. 7.00% 6/15/30	190,000	196,758
Hess Midstream Operations LP 5.88% 3/1/28	100,000	100,706
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25% 2/15/35	100,000	98,461
8.38% 11/1/33	100,000	104,127
Hilton Domestic Operating Co., Inc. 5.88% 3/15/33	159,000	160,455
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.88% 7/1/31	100,000	93,994
Howard Midstream Energy Partners LLC 7.38% 7/15/32	97,000	100,464
HUB International Ltd. 7.25% 6/15/30	189,000	193,959
iHeartCommunications, Inc. 7.75% 8/15/30	200,000	186,560
Ingram Micro, Inc. 4.75% 5/15/29	156,000	153,209
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63% 5/1/28		191,000	$173,814
5.75% 5/15/28		460,000	422,226
IQVIA, Inc. 6.50% 5/15/30		200,000	204,143
Iron Mountain, Inc.
4.50% 2/15/31		100,000	95,646
4.75% 1/15/34	EUR	361,000	409,738
5.00% 7/15/28		110,000	109,576
5.63% 7/15/32		100,000	98,843
ITT Holdings LLC 6.50% 8/1/29		100,000	98,828
Jane Street Group/JSG Finance, Inc. 7.13% 4/30/31		200,000	206,791
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31		157,000	142,197
♦JetBlue Pass-Through Trust 2.75% 11/15/33		111,229	98,466
μJPMorgan Chase & Co. 6.50% 4/1/30		49,000	50,177
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00% 2/15/29		98,000	102,591
•King U.S. Bidco, Inc. 5.45% (3 mo. EURIBOR + 3.25%) 12/1/32	EUR	261,000	301,208
Kohl's Corp. 5.13% 5/1/31		100,000	89,396
Kronos International, Inc. 9.50% 3/15/29	EUR	200,000	224,345
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00% 7/15/31		100,000	103,687
LCM Investments Holdings II LLC 8.25% 8/1/31		112,000	116,697
Level 3 Financing, Inc.
6.88% 6/30/33		173,000	177,740
7.50% 2/15/37		20,000	20,528
LGI Homes, Inc. 7.00% 11/15/32		520,000	516,755
Light & Wonder International, Inc. 7.50% 9/1/31		51,000	52,860
Lithia Motors, Inc. 4.63% 12/15/27		100,000	99,523
Live Nation Entertainment, Inc. 4.75% 10/15/27		280,000	279,386
Magnera Corp. 7.25% 11/15/31		107,000	104,459
Marriott Ownership Resorts, Inc. 6.50% 10/1/33		100,000	99,380
Matador Resources Co. 6.25% 4/15/33		100,000	99,636
LVIP BlackRock Global Allocation Fund-21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Mauser Packaging Solutions Holding Co. 9.25% 4/15/30		223,000	$219,388
McGraw-Hill Education, Inc. 7.38% 9/1/31		25,000	25,408
Medline Borrower LP 3.88% 4/1/29		100,000	97,114
Meridian Arc Holdco LLC 6.25% 4/30/31		1,519,000	1,522,403
MGM Resorts International
5.50% 4/15/27		156,000	156,243
6.50% 4/15/32		40,000	40,009
Michaels Cos., Inc. 8.50% 3/15/33		100,000	99,049
Millrose Properties, Inc. 6.38% 8/1/30		100,000	101,355
MKS, Inc. 4.25% 2/15/34	EUR	366,000	412,979
Molina Healthcare, Inc. 3.88% 5/15/32		122,000	110,301
=•Morgan Stanley Finance LLC 6.18% 5/8/31	EUR	5,049,000	5,689,663
MPT Operating Partnership LP/MPT Finance Corp.
0.99% 10/15/26	EUR	250,000	280,228
7.00% 2/15/32	EUR	220,000	252,678
NCL Corp. Ltd. 6.75% 2/1/32		136,000	135,694
NCR Atleos Corp. 9.50% 4/1/29		470,000	501,155
NCR Voyix Corp.
5.00% 10/1/28		36,000	35,112
5.13% 4/15/29		180,000	175,595
Neptune Bidco U.S., Inc. 10.38% 5/15/31		191,000	197,955
Newell Brands, Inc.
6.38% 5/15/30		100,000	101,360
6.63% 5/15/32		68,000	68,860
Nissan Motor Acceptance Co. LLC 5.63% 9/29/28		71,000	70,837
Northern Oil & Gas, Inc. 7.88% 10/15/33		167,000	165,938
Novelis Corp. 6.88% 1/30/30		100,000	102,518
NRG Energy, Inc.
3.38% 2/15/29		100,000	95,382
5.25% 6/15/29		100,000	99,741
6.00% 1/15/36		100,000	99,687
OAK-Eagle Acquireco, Inc.
6.25% 7/1/33	EUR	512,000	612,545
7.25% 7/1/33		81,000	84,735
Olympus Water U.S. Holding Corp.
6.13% 2/15/33	EUR	313,000	359,850
6.25% 10/1/29		224,000	220,836
OneMain Finance Corp. 7.13% 11/15/31		50,000	50,864
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.63% 3/15/30		60,000	$58,193
μPacifiCorp 7.38% 9/15/55		100,000	101,014
μParamount Global 6.25% 2/28/57		200,000	162,250
PennyMac Financial Services, Inc. 6.75% 2/15/34		200,000	191,984
Performance Food Group, Inc. 5.63% 3/1/34		100,000	98,150
Permian Resources Operating LLC 5.88% 7/1/29		186,000	185,974
PG&E Corp. 5.25% 7/1/30		100,000	98,474
Pioneer Opco LLC 7.00% 5/15/33		134,000	136,359
Post Holdings, Inc.
6.25% 2/15/32		192,000	194,892
6.25% 10/15/34		15,000	14,738
Prestige Brands, Inc. 3.75% 4/1/31		201,000	184,457
Quikrete Holdings, Inc. 6.38% 3/1/32		200,000	204,235
QXO Building Products, Inc. 6.50% 7/15/31		35,000	35,671
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63% 4/16/29		200,000	180,709
Reworld Holding Corp. 4.88% 12/1/29		45,000	42,920
RHP Hotel Properties LP/RHP Finance Corp. 7.25% 7/15/28		100,000	101,977
Rocket Cos., Inc.
6.38% 8/1/33		100,000	101,696
7.13% 2/1/32		166,000	172,297
SBA Communications Corp. 3.88% 2/15/27		100,000	99,433
SCIH Salt Holdings, Inc. 4.88% 5/1/28		50,000	49,324
Select Medical Corp. 6.25% 12/1/32		163,000	158,346
Service Properties Trust
^ 0.00% 9/30/28		489,000	453,406
8.88% 6/15/32		1,170,000	1,204,585
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50% 5/15/33	EUR	455,000	508,928
6.75% 8/15/32		100,000	100,191
Sirius XM Radio LLC
3.88% 9/1/31		100,000	90,831
5.00% 8/1/27		83,000	82,889
5.50% 7/1/29		100,000	99,771
LVIP BlackRock Global Allocation Fund-22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63% 1/15/32		212,000	$218,291
SLM Corp. 6.50% 1/31/30		114,000	115,557
SM Energy Co.
6.75% 8/1/29		175,000	178,188
8.63% 11/1/30		263,000	276,207
Smyrna Ready Mix Concrete LLC 8.88% 11/15/31		100,000	105,446
Snap, Inc. 6.88% 3/1/33		71,000	69,206
Solaris Energy Infrastructure LLC 6.38% 5/15/31		707,000	714,888
=^Sonder Holdings, Inc. 0.00% 12/10/27		1,410,276	0
♦Spirit Airlines Pass-Through Trust
3.38% 8/15/31		185,517	170,591
3.65% 8/15/31		485,684	437,992
4.10% 10/1/29		16,333	15,836
Stagwell Global LLC 5.63% 8/15/29		44,000	42,439
Standard Building Solutions, Inc. 6.25% 8/1/33		102,000	101,290
Standard Industries, Inc. 3.38% 1/15/31		100,000	90,004
Starwood Property Trust, Inc. 4.38% 1/15/27		56,000	55,892
Starz Capital Holdings 1, Inc. 6.00% 4/15/30		451,000	430,141
STL Holding Co. LLC 8.75% 2/15/29		156,000	161,982
Sunoco LP
5.63% 3/15/31		300,000	297,812
μ 7.88% 9/18/30		298,000	309,901
SV RNO Property Owner 1 LLC 5.88% 3/1/31		149,000	146,852
Sword Purchaser LLC 7.25% 4/15/33	EUR	365,000	436,904
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28		58,000	57,877
6.00% 9/1/31		172,000	170,169
Tenet Healthcare Corp.
4.63% 6/15/28		240,000	237,963
6.13% 6/15/30		100,000	100,733
Tenneco, Inc. 8.00% 11/17/28		103,000	103,644
μTexas Capital Bancshares, Inc. 5.30% 2/27/32		505,000	499,776
TransDigm, Inc.
6.38% 3/1/29		400,000	406,112
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
TransDigm, Inc. (continued)
6.38% 5/31/33		100,000	$100,951
Transocean International Ltd. 8.25% 5/15/29		166,000	171,409
U.S. Foods, Inc. 4.63% 6/1/30		143,000	139,613
UGI International LLC 5.00% 6/1/31	EUR	211,000	246,703
UKG, Inc. 6.88% 2/1/31		100,000	97,148
♦United Airlines Pass-Through Trust 2.90% 11/1/29		76,265	73,146
United Rentals North America, Inc. 5.25% 1/15/30		169,000	169,085
United Wholesale Mortgage LLC 5.50% 4/15/29		187,000	173,714
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 4.75% 4/15/28		153,000	152,508
Uniti Services LLC 7.50% 10/15/33		205,000	215,737
Univision Communications, Inc.
8.50% 7/31/31		170,000	170,736
8.88% 4/15/33		58,000	57,097
9.38% 8/1/32		21,000	21,337
USA Compression Partners LP/USA Compression Finance Corp. 6.25% 10/1/33		26,000	25,777
UWM Holdings LLC 6.25% 3/15/31		76,000	67,733
Venture Global Calcasieu Pass LLC
4.13% 8/15/31		100,000	93,886
6.25% 1/15/30		100,000	102,418
Venture Global LNG, Inc.
7.00% 1/15/30		184,000	187,664
8.38% 6/1/31		100,000	104,093
μ 9.00% 9/30/29		345,000	336,829
9.88% 2/1/32		200,000	213,511
Venture Global Plaquemines LNG LLC 6.75% 1/15/36		218,000	231,145
Versant Media Group, Inc. 7.25% 1/30/31		32,000	33,106
Viasat, Inc. 5.63% 4/15/27		100,000	99,902
Viking Cruises Ltd. 9.13% 7/15/31		200,000	209,557
Vistra Operations Co. LLC 7.75% 10/15/31		100,000	104,628
VoltaGrid LLC 7.38% 11/1/30		529,000	549,192
Voyager Parent LLC 9.25% 7/1/32		114,000	120,562
Wayfair LLC 6.75% 11/15/32		100,000	102,690
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28		7,000	6,903
LVIP BlackRock Global Allocation Fund-23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Whirlpool Corp.
6.50% 6/15/33		100,000	$86,687
7.50% 7/1/31		10,000	10,119
WR Grace Holdings LLC 7.00% 8/1/33		100,000	97,376
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13% 2/15/31		100,000	105,682
Xerox Corp. 10.25% 10/15/30		837,000	736,448
XPLR Infrastructure Operating Partners LP 8.63% 3/15/33		200,000	214,473
Yum! Brands, Inc. 5.38% 4/1/32		100,000	99,469
ZF North America Capital, Inc.
6.88% 4/14/28		150,000	153,417
6.88% 4/23/32		200,000	196,761
7.13% 4/14/30		300,000	302,367
			71,303,819
Vietnam–0.01%
Mong Duong Finance Holdings BV 5.13% 5/7/29		119,042	117,571
			117,571
Total Corporate Bonds (Cost $186,138,907)			173,412,325
ΔLOAN AGREEMENTS–3.07%
Austria–0.05%
•Innio Group Holding GmbH 4.75% (3 mo. EURIBOR + 2.50%) 11/2/31	EUR	1,000,000	1,145,582
			1,145,582
Belgium–0.07%
•United Petfood Finance BV 4.40% (6 mo. EURIBOR + 2.25%) 2/26/32	EUR	1,280,899	1,469,043
			1,469,043
Finland–0.09%
•Mehilainen Yhtiot OYJ 5.19% (3 mo. EURIBOR + 2.90%) 8/5/31	EUR	1,682,441	1,922,357
			1,922,357
France–0.18%
•Kersia International 5.79% (3 mo. EURIBOR + 3.50%) 12/18/30	EUR	1,000,000	1,147,239
•Parts Europe SA 4.56% (1 mo. EURIBOR + 2.50%) 2/6/31	EUR	1,584,700	1,816,907
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
France (continued)
•Ramsay Generale de Sante SA 5.39% (3 mo. EURIBOR + 3.20%) 8/13/31	EUR	900,000	$1,029,625
			3,993,771
Germany–0.16%
•Nidda Healthcare Holding AG 5.20% (3 mo. EURIBOR + 3.00%) 12/9/32	EUR	2,439,394	2,788,059
•Schoen Klinik SE 5.05% (3 mo. EURIBOR + 2.75%) 1/12/31	EUR	666,667	761,734
			3,549,793
Jersey–0.10%
+BASF Coatings 0.00% 5/6/33	EUR	1,000,000	1,143,240
=π•Vita Global FinCo Ltd.
10.61% (6 mo. EURIBOR + 8.00%) 6/8/29	EUR	719,001	614,094
11.73% (SONIA + 8.00%) 6/8/29	GBP	425,908	420,884
			2,178,218
Luxembourg–0.21%
•Garfunkelux Holdco 3 SA 7.04% (3 mo. EURIBOR + 4.75%) 8/1/28	EUR	1,000,000	1,111,178
•ION Platform Finance SARL 6.29% (3 mo. EURIBOR + 4.00%) 10/7/32	EUR	1,419,971	1,200,993
•Speed Midco 3 SARL 5.24% (6 mo. EURIBOR + 2.75%) 10/7/32	EUR	1,000,000	1,142,600
+Trench Group GmbH 0.00% 6/10/33	EUR	1,000,000	1,145,936
			4,600,707
Netherlands–0.34%
•Median BV 7.57% (3 mo. EURIBOR + 5.25%) 10/14/30	EUR	981,818	1,121,354
•Pegasus Bidco BV 5.04% (3 mo. EURIBOR + 2.75%) 7/12/32	EUR	1,333,333	1,526,985
•Ziggo BV 5.13% (1 mo. EURIBOR + 3.75%) 5/31/33	EUR	4,186,717	4,675,008
			7,323,347
New Zealand–0.05%
•FNZ Group Services Ltd. 9.73% (SONIA + 6.00%) 11/5/31	GBP	1,000,000	1,047,895
			1,047,895
LVIP BlackRock Global Allocation Fund-24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Norway–0.02%
•Sector Alarm Holding AS 5.23% (3 mo. EURIBOR + 3.00%) 6/14/32	EUR	406,916	$464,073
			464,073
Spain–0.11%
•Aernnova Aerospace SAU 6.10% (3 mo. EURIBOR + 4.00%) 2/27/30	EUR	1,302,917	1,493,373
•Europa University Education Group SL 5.52% (6 mo. EURIBOR + 3.00%) 12/3/31	EUR	741,599	848,647
			2,342,020
Sweden–0.10%
•Quimper AB 5.10% (3 mo. EURIBOR + 2.98%) 3/31/30	EUR	1,008,696	1,154,991
•Verisure Holding AB 4.45% (3 mo. EURIBOR + 2.25%) 11/3/32	EUR	1,000,000	1,148,050
			2,303,041
United Kingdom–0.30%
•Bellis Acquisition Co. PLC 6.49% (6 mo. EURIBOR + 4.00%) 5/14/31	EUR	1,237,872	1,334,833
•Boots Group Bidco Ltd. 8.23% (SONIA + 4.50%) 8/30/32	GBP	1,449,275	1,929,869
•CD&R Firefly Bidco Ltd. 8.48% (SONIA + 4.75%) 4/29/29	GBP	478,700	635,645
•INEOS Quattro Holdings U.K. Ltd. 6.68% (1 mo. EURIBOR + 4.50%) 4/2/29	EUR	902,737	891,487
•Market Bidco Ltd. 6.73% (3 mo. EURIBOR + 4.50%) 11/4/30	EUR	319,950	365,436
•OCS Group Holdings Ltd. 8.98% (1 Yr. SONIA + 5.25%) 11/28/31	GBP	1,000,000	1,323,969
			6,481,239
United States–1.29%
•Allied Universal Holdco LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 8/20/32		491,147	491,083
•Altar Bidco, Inc. 9.11% (12 mo. SOFR CME + 5.60%) 2/1/30		1,358,678	1,267,823
•Argento LLC 7.64% (1 mo. USD Term SOFR + 4.00%) 4/30/31		813,000	808,935
+@•Avaya, Inc. 11.14% (1 mo. USD Term SOFR + 7.50%) 8/1/28		3,865	3,423
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Bausch & Lomb Corp. 7.39% (1 mo. USD Term SOFR + 3.75%) 1/15/31		505,636	$506,268
•Caesars Entertainment, Inc. 5.89% (1 mo. USD Term SOFR + 2.25%) 2/6/31		1,006,408	964,582
•Cloud Software Group, Inc. 6.98% (3 mo. USD Term SOFR + 3.25%) 8/13/32		378,028	325,913
•Clydesdale Acquisition Holdings, Inc. 6.82% (1 mo. USD Term SOFR + 3.18%) 4/13/29		648,177	635,946
•ConnectWise LLC 7.49% (3 mo. USD Term SOFR + 3.50%) 9/29/28		423,138	387,967
✠•CoreWeave Financing DDTL V LLC 8.11% (1 mo. USD Term SOFR + 4.50%) 11/17/31		2,054,000	2,094,649
•CPV Fairview LLC 6.23% (3 mo. USD Term SOFR + 2.50%) 8/14/31		519,496	519,480
•Crescent Midstream Operating LLC 7.40% (3 mo. USD Term SOFR + 3.75%) 2/18/33		1,240,000	1,246,584
•CSC Holdings LLC 8.25% (3 mo. Prime Rate + 1.50%) 4/15/27		205,496	143,847
•DirecTV Financing LLC 9.16% (3 mo. USD Term SOFR + 5.50%) 2/17/31		688,800	689,661
•Discovery Global Holdings, Inc.
4.68% (1 mo. EURIBOR + 2.75%) 6/3/33	EUR	1,000,000	1,143,171
6.14% (1 mo. USD Term SOFR + 2.50%) 6/3/33		2,338,154	2,337,943
•ECL Entertainment LLC 6.64% (1 mo. USD Term SOFR + 3.00%) 8/30/30		1,236,674	1,236,291
+Electronic Arts, Inc. 0.00% 3/24/33	EUR	1,000,000	1,145,993
•Fertitta Entertainment LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 1/27/29		725,313	724,210
=•Galaxy Universal LLC 10.19% (6 mo. USD Term SOFR + 6.25%) 5/16/28		1,371,174	1,292,332
•GoTo Group, Inc. 8.58% (3 mo. USD Term SOFR + 4.75%) 4/28/28		90,447	74,920
+Hydrofarm Holdings LLC 0.00% 10/25/28		248,257	198,606
LVIP BlackRock Global Allocation Fund-25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Indy U.S. Bidco LLC 4.93% (1 mo. EURIBOR + 2.75%) 10/31/30	EUR	883,922	$1,005,677
•Instructure Holdings, Inc. 6.45% (3 mo. USD Term SOFR + 2.75%) 11/13/31		1,395,883	1,303,057
•ITG Communications LLC 8.39% (1 mo. USD Term SOFR + 4.75%) 7/9/31		466,900	458,729
•J&J Ventures Gaming LLC 7.14% (1 mo. USD Term SOFR + 3.50%) 4/26/30		395,159	393,041
•Jack Ohio Finance LLC 7.64% (1 mo. USD Term SOFR + 4.00%) 2/2/32		161,950	159,480
•Kestrel Acquisition LLC 6.48% (3 mo. USD Term SOFR + 2.75%) 11/6/31		518,198	517,420
+Maverick Gaming LLC 0.00% 6/5/28		334,300	183,865
•McAfee LLC 6.64% (1 mo. USD Term SOFR + 3.00%) 3/1/29		871,511	771,287
•OH Partners LLC 6.39% (1 mo. USD Term SOFR + 2.75%) 11/12/32		401,255	402,258
•Peninsula Pacific Entertainment LLC 8.60% (6 mo. USD Term SOFR + 4.75%) 10/1/32		1,135,174	1,135,174
•Rain Carbon GmbH 7.39% (3 mo. EURIBOR + 5.00%) 10/31/28	EUR	1,000,000	1,132,956
Redstone Holdco 2 LP 12.00% 12/31/30		180,206	53,161
RunItOneTime LLC
=@• 4.64% (1 mo. USD Term SOFR + 1.00%) 10/15/26		210,334	137,769
=• 16.14% (1 mo. USD Term SOFR + 12.50%) 10/15/26		96,735	96,378
=@• 16.14% (1 mo. USD Term SOFR + 12.50%) 10/15/26		10,272	6,728
•Sword Purchaser LLC 6.43% (1 mo. EURIBOR + 4.25%) 4/11/33	EUR	1,000,000	1,135,996
•Tenaska Westmoreland Management LLC 5.87% (3 mo. USD Term SOFR + 2.25%) 2/18/33		345,000	343,492
•West Deptford Energy Holdings LLC 7.64% (1 mo. USD Term SOFR + 4.00%) 7/24/32		384,520	382,598
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Xerox Holdings Corp. 7.63% (1 mo. USD Term SOFR + 4.00%) 11/19/29	430,859	$302,321
		28,161,014
Total Loan Agreements (Cost $68,856,738)		66,982,100
ΔMUNICIPAL BONDS–0.04%
United States–0.04%
Maricopa County Industrial Development Authority (Grand Canyon University Obligated Group) 7.38% 10/1/29	395,000	412,445
Port of Beaumont Navigation District 10.00% 7/1/26	585,000	585,000
Total Municipal Bonds (Cost $980,000)		997,445
ΔNON-AGENCY ASSET-BACKED SECURITIES–3.64%
Cayman Islands–0.98%
•720 East CLO VII Ltd. 4.74% (3 mo. USD Term SOFR + 1.06%) 4/20/37	320,000	320,189
•AGL Core CLO 31 Ltd. 5.08% (3 mo. USD Term SOFR + 1.40%) 7/20/37	750,000	750,810
•Ballyrock CLO 14 Ltd. 5.06% (3 mo. USD Term SOFR + 1.38%) 7/20/37	2,500,000	2,503,317
•CIFC Funding Ltd.
Class A1R 4.85% (3 mo. USD Term SOFR + 1.18%) 3/31/38	950,000	949,050
Class A1R 4.93% (3 mo. USD Term SOFR + 1.26%) 1/15/38	700,000	700,200
Class A1R2 4.97% (3 mo. USD Term SOFR + 1.30%) 7/15/38	2,000,000	2,002,438
Class BR2 5.52% (3 mo. USD Term SOFR + 1.85%) 7/15/38	700,000	701,192
•Neuberger Berman CLO XXI Ltd. 5.00% (3 mo. USD Term SOFR + 1.32%) 1/20/39	3,400,000	3,401,768
•OCP CLO Ltd. 5.01% (3 mo. USD Term SOFR + 1.34%) 11/26/37	300,000	300,442
•Octagon Investment Partners XVI Ltd. 5.54% (3 mo. USD Term SOFR + 1.86%) 7/17/30	661,595	661,828
LVIP BlackRock Global Allocation Fund-26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
•OHA Credit Funding 15-R Ltd. 4.97% (3 mo. USD Term SOFR + 1.29%) 7/20/38		700,000	$701,826
•Regatta 31 Funding Ltd. 4.84% (3 mo. USD Term SOFR + 1.17%) 3/25/38		1,000,000	999,505
•Silver Point CLO 7 Ltd. 5.03% (3 mo. USD Term SOFR + 1.36%) 1/15/38		250,000	250,151
•Sixth Street CLO XX Ltd. 5.00% (3 mo. USD Term SOFR + 1.32%) 7/17/38		2,000,000	2,003,184
•TCW CLO Ltd. 5.05% (3 mo. USD Term SOFR + 1.38%) 3/31/38		1,000,000	1,002,028
•Texas Debt Capital CLO Ltd. 6.43% (3 mo. USD Term SOFR + 2.75%) 7/20/38		700,000	701,906
•Trestles CLO III Ltd. 5.07% (3 mo. USD Term SOFR + 1.39%) 10/20/37		750,000	750,524
•Voya CLO Ltd. 5.78% (3 mo. USD Term SOFR + 2.11%) 7/15/31		300,000	300,548
•Whitebox CLO V Ltd.
Class A1 5.04% (3 mo. USD Term SOFR + 1.36%) 7/20/38		2,000,000	2,003,364
Class B 5.38% (3 mo. USD Term SOFR + 1.70%) 7/20/38		300,000	300,384
			21,304,654
Ireland–0.62%
•AB Carval Euro CLO II-C DAC 6.03% (3 mo. EURIBOR + 3.75%) 2/15/37	EUR	290,000	333,208
•Arbour CLO VI DAC 5.48% (3 mo. EURIBOR + 3.20%) 11/15/37	EUR	330,000	378,945
•Arcano Euro CLO I DAC 5.57% (3 mo. EURIBOR + 3.40%) 4/25/39	EUR	390,000	449,789
•Arcano Euro CLO II DAC 5.47% (3 mo. EURIBOR + 3.30%) 7/25/39	EUR	170,000	195,244
•^Arcano Euro CLO IV DAC 0.00% (3.00% minus 3 mo. EURIBOR) 1/17/39	EUR	400,000	457,040
•Arini European CLO IV DAC 5.70% (3 mo. EURIBOR + 3.50%) 1/15/38	EUR	470,000	538,939
•Arini European CLO V DAC 5.00% (3 mo. EURIBOR + 2.80%) 1/15/39	EUR	250,000	285,670
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•^Arini European CLO X DAC 0.00% (3.10% minus 3 mo. EURIBOR) 7/15/40	EUR	180,000	$206,184
•Aurium CLO VII DAC 5.35% (3 mo. EURIBOR + 3.15%) 10/15/38	EUR	120,000	137,658
•Aurium CLO XIII DAC 5.00% (3 mo. EURIBOR + 2.80%) 4/15/38	EUR	170,000	191,832
•Avoca CLO XVIII DAC 5.25% (3 mo. EURIBOR + 3.05%) 1/15/38	EUR	180,000	206,174
•BBAM European CLO I DAC 5.24% (3 mo. EURIBOR + 3.10%) 10/22/38	EUR	230,000	264,246
•Capital Four CLO VIII DAC 5.42% (3 mo. EURIBOR + 3.25%) 10/25/37	EUR	390,000	446,634
•CIFC European Funding CLO II DAC 5.20% (3 mo. EURIBOR + 3.00%) 10/15/39	EUR	230,000	263,325
•CIFC European Funding CLO III DAC 4.54% (3 mo. EURIBOR + 2.55%) 1/15/39	EUR	120,000	136,163
•Contego CLO V DAC 5.30% (3 mo. EURIBOR + 3.10%) 10/15/37	EUR	250,000	281,143
•Contego CLO VII DAC 5.62% (3 mo. EURIBOR + 3.45%) 1/23/38	EUR	320,000	361,576
•Contego CLO XI DAC 5.42% (3 mo. EURIBOR + 3.20%) 11/20/38	EUR	240,000	273,403
•CVC Cordatus Opportunity Loan Fund-R DAC 5.08% (3 mo. EURIBOR + 2.80%) 8/15/33	EUR	780,000	891,223
•Elm Park CLO DAC 5.40% (3 mo. EURIBOR + 3.20%) 1/15/38	EUR	120,000	137,848
•Elmwood European CLO 1 5.43% (3 mo. EURIBOR + 2.80%) 4/16/40	EUR	250,000	286,339
•Fidelity Grand Harbour CLO DAC 4.98% (3 mo. EURIBOR + 2.70%) 2/15/38	EUR	330,000	374,915
•Hambridge Euro CLO 1 DAC 5.54% (3 mo. EURIBOR + 3.30%) 10/20/38	EUR	230,000	266,415
•Henley CLO XI DAC 4.77% (3 mo. EURIBOR + 2.60%) 4/25/39	EUR	370,000	421,894
•Henley CLO XII DAC 5.30% (3 mo. EURIBOR + 3.10%) 1/15/38	EUR	240,000	274,716
LVIP BlackRock Global Allocation Fund-27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Henley CLO XVII DAC 5.34% (3 mo. EURIBOR + 3.05%) 7/25/39	EUR	129,000	$147,615
•Jubilee CLO DAC 5.40% (3 mo. EURIBOR + 3.20%) 1/15/39	EUR	410,000	469,571
•Newbridge Park CLO DAC 4.70% (3 mo. EURIBOR + 2.50%) 4/15/40	EUR	230,000	260,558
•Palmer Square European Loan Funding DAC
Class D 5.33% (3 mo. EURIBOR + 3.05%) 5/15/34	EUR	240,000	275,168
Class D 5.43% (3 mo. EURIBOR + 3.15%) 5/15/34	EUR	290,000	333,019
•Penta CLO 17 DAC 4.88% (3 mo. EURIBOR + 2.60%) 2/15/39	EUR	190,000	215,466
•Providus CLO II DAC 5.40% (3 mo. EURIBOR + 3.20%) 10/15/38	EUR	260,000	298,579
•Providus CLO XIV DAC 4.92% (3 mo. EURIBOR + 2.65%) 4/18/40	EUR	120,000	136,635
•Rockford Tower Europe CLO DAC
Class D 5.17% (3 mo. EURIBOR + 3.00%) 10/25/37	EUR	320,000	365,640
Class D 5.18% (3 mo. EURIBOR + 3.10%) 1/15/40	EUR	170,000	194,762
•Signal Harmonic CLO I DAC 5.70% (3 mo. EURIBOR + 3.50%) 7/15/38	EUR	110,000	126,528
•^Silver Point Euro CLO 2 DAC 0.00% (3.20% minus 3 mo. EURIBOR) 1/15/39	EUR	100,000	114,260
•Sona Fios CLO III DAC 5.49% (3 mo. EURIBOR + 3.25%) 4/20/37	EUR	510,000	584,087
•Sona Fios CLO V DAC 5.50% (3 mo. EURIBOR + 3.30%) 8/25/38	EUR	190,000	218,814
•Texas Debt Capital Euro CLO DAC 5.24% (3 mo. EURIBOR + 3.00%) 4/16/39	EUR	390,000	445,894
•Tikehau CLO XII DAC 5.49% (3 mo. EURIBOR + 3.25%) 10/20/38	EUR	420,000	481,541
•Victory Street CLO I DAC 5.65% (3 mo. EURIBOR + 3.45%) 1/15/38	EUR	360,000	413,267
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Victory Street CLO II DAC 5.20% (3 mo. EURIBOR + 3.10%) 1/15/39	EUR	270,000	$310,557
			13,452,484
United States–2.04%
Affirm Asset Securitization Trust
Class A 4.45% 10/15/30		355,056	355,313
Class B 4.56% 10/15/30		128,000	127,951
ALLO Issuer LLC 5.61% 6/20/56		1,416,000	1,429,825
Compass Datacenters Issuer II LLC 4.93% 11/25/50		976,000	954,991
Concord Music Royalties LLC 5.64% 10/20/74		315,000	315,852
DB Master Finance LLC 4.89% 8/20/55		846,745	836,941
DigitalBridge Issuer LLC 6.33% 6/25/56		456,000	453,387
=Domain Greenbough Fund LP 14.57% 1/23/32		894,133	889,662
•FNA 8 LLC 5.62% 3/15/45		597,083	593,560
Foundation Finance Trust 4.56% 8/15/52		858,784	848,748
GoodLeap Home Improvement Solutions Trust 5.35% 10/20/46		1,013,146	1,015,138
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48		284,040	228,726
GreenSky Home Improvement Issuer Trust
Class A 4.93% 5/15/41		1,679,000	1,678,050
Class B 5.20% 5/15/41		142,000	141,995
Class C 5.45% 5/15/41		181,000	181,010
Class A4 5.67% 6/25/59		506,891	512,813
Class B 5.87% 6/25/59		81,259	82,118
•Huntington Bank Auto Credit-Linked Notes
Class B2 4.81% (30 day USD SOFR Average + 1.20%) 9/20/33		194,100	194,595
Class B2 5.01% (30 day USD SOFR Average + 1.40%) 5/20/32		257,547	258,207
Iskandar Enterprise LLC
Class A22 5.34% 4/17/56		550,000	547,390
Class A23 5.54% 4/17/56		791,000	784,000
Lendmark Funding Trust 4.51% 5/21/35		994,000	977,714
Lyra Music Assets Delaware LP 5.76% 12/22/64		897,053	902,541
Mariner Finance Issuance Trust
Class A 4.59% 11/22/38		848,000	841,166
LVIP BlackRock Global Allocation Fund-28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Mariner Finance Issuance Trust (continued)
Class A 5.01% 5/20/39	646,000	$645,907
Class A 5.13% 9/22/36	632,000	634,212
Class D 6.77% 9/22/36	105,000	106,138
Mercury Financial Credit Card Master Trust 5.07% 6/21/32	786,000	783,889
•MF1 LLC 5.09% (1 mo. USD Term SOFR + 1.45%) 2/18/43	770,000	771,875
MTP ABS Funding LLC
Class A2 5.20% 4/25/56	827,000	825,142
Class B 5.88% 4/25/56	177,000	176,995
Navient Education Loan Trust
Class A 4.86% 9/15/56	249,167	247,798
Class B 5.06% 9/15/56	100,000	98,905
Navient Private Education Refi Loan Trust
Class B 2.61% 4/15/60	140,583	124,385
Class C 3.48% 4/15/60	368,961	340,838
• Class A 4.76% (U.S. (Fed) Prime Rate + 1.99%) 4/15/60	465,995	452,939
Class A 5.66% 10/15/72	464,460	471,366
Navient Refinance Loan Trust
Class A 4.72% 9/15/55	686,619	681,523
Class A 4.80% 10/15/55	468,564	466,160
Nelnet Student Loan Trust
Class B1 2.85% 4/20/62	762,000	685,728
Class C 3.57% 4/20/62	690,108	605,765
• Class A1B 4.69% (30 day USD SOFR Average + 1.10%) 3/15/57	1,177,797	1,172,270
Class D 4.93% 4/20/62	655,600	593,442
• Class A1B 4.96% (30 day USD SOFR Average + 1.35%) 6/22/65	772,517	773,487
Class D 5.82% 6/22/65	424,000	410,579
Planet Fitness Master Issuer LLC 5.65% 12/6/55	725,182	720,044
QTS Issuer ABS II LLC 5.04% 10/5/55	914,000	894,620
Regional Management Issuance Trust
= 3.88% 10/17/33	1,711,000	1,693,890
Class A 4.59% 11/16/37	1,191,000	1,181,714
Republic Finance Issuance Trust
Class A 4.59% 11/20/34	1,091,000	1,080,897
Class A 5.91% 8/20/32	977,000	978,990
Retained Vantage Data Centers Issuer LLC 5.09% 8/15/50	777,000	752,375
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
•Silver Point Euro CLO 1 DAC 5.10% (3 mo. EURIBOR + 3.00%) 1/15/39	EUR	130,000	$148,835
•SLM Private Education Loan Trust 8.49% (1 mo. USD Term SOFR + 4.86%) 10/15/41		298,386	309,486
SMB Private Education Loan Trust
Class B 2.30% 1/15/53		60,266	58,652
Class B 2.31% 1/15/53		62,884	60,994
Class C 2.99% 1/15/53		1,228,851	1,064,286
Class C 3.00% 1/15/53		56,928	51,036
Class D2 3.86% 1/15/53		157,236	139,180
• Class A1B 4.69% (30 day USD SOFR Average + 1.10%) 7/15/53		731,605	730,122
SoFi Consumer Loan Program Trust
Class A 4.40% 2/25/36		1,677,101	1,673,549
Class B 4.90% 2/25/36		210,000	209,050
Class C 5.20% 2/25/36		210,000	209,671
Class D 5.56% 2/25/36		210,000	208,461
SoFi Personal Loan Trust
^ Class R1 0.00% 11/12/30		19,306	219,707
^ Class A 0.00% 2/12/31		15,000	329,826
Class A 6.00% 11/12/30		406,222	407,221
Class A 6.06% 2/12/31		132,159	132,152
Subway Funding LLC 6.27% 7/30/54		617,595	621,061
Summit Issuer LLC 5.21% 11/20/55		995,000	988,309
Taco Bell Funding LLC 4.82% 8/25/55		995,000	982,930
Truist Bank Auto Credit-Linked Notes 4.73% 9/26/33		359,260	357,986
♦Upgrade Master Pass-Through Trust 4.61% 10/15/32		161,055	160,831
Upgrade Master Pass-Thru Trust
Class A 4.41% 6/15/34		554,141	553,609
♦ Class A 4.55% 11/15/32		363,715	363,535
♦ Class B 4.98% 11/15/32		293,000	292,298
UPX HIL Issuer Trust 5.16% 1/25/47		783,496	777,108
			44,573,461
Total Non-Agency Asset-Backed Securities (Cost $80,555,375)			79,330,599
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.35%
United States–0.35%
•Ajax Mortgage Loan Trust
Class A1 1.74% 12/25/60		1,043,361	918,648
LVIP BlackRock Global Allocation Fund-29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
•Ajax Mortgage Loan Trust (continued)
Class A2 2.69% 12/25/60	208,229	$164,546
Class B1 3.73% 12/25/60	137,618	96,694
•CSMC Trust 7.06% (1 mo. USD Term SOFR + 3.44%) 2/15/27	802,080	797,999
•JP Morgan Mortgage Trust
Class A2A 2.50% 12/25/51	866,148	713,015
Class A3A 2.50% 2/25/52	1,265,142	1,129,455
Class A4A 2.50% 2/25/52	672,085	456,821
=•MCM TR VFN1 2.50% 1/1/59	1,212,265	1,158,857
=π^MCM Trust 0.00% 8/25/28	783,714	626,116
MCR Mortgage Trust 8.73% 6/12/39	244,000	243,583
TVC DSCR
=π^ 0.00% 2/1/51	472,941	394,055
= 2.38% 2/1/51	670,757	633,132
•Wells Fargo Commercial Mortgage Trust 5.48% 7/15/35	316,000	316,022
Total Non-Agency Collateralized Mortgage Obligations (Cost $8,191,881)		7,648,943
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.03%
Cayman Islands–0.05%
•AREIT Ltd. 5.02% (1 mo. USD Term SOFR + 1.39%) 12/17/29	790,000	790,741
•MF1 Trust 7.00% (1 mo. USD Term SOFR + 3.37%) 12/15/34	371,266	370,849
		1,161,590
United States–0.98%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	508,000	461,443
•1301 Trust 5.23% 8/11/42	400,000	399,620
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	185,864
•Atrium Hotel Portfolio Trust 5.28% (1 mo. USD Term SOFR + 1.65%) 8/15/42	200,000	200,118
•BAHA Trust 7.77% 12/10/41	610,000	627,728
•BAMLL Trust 8.88% (1 mo. USD Term SOFR + 5.25%) 2/15/42	847,564	855,483
•BAY Mortgage Trust 5.43% (1 mo. USD Term SOFR + 1.80%) 5/15/35	190,000	190,059
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Bayview Commercial Asset Trust
Class M1 4.27% (1 mo. USD Term SOFR + 0.62%) 10/25/36	5,396	$5,253
Class M6 4.81% (1 mo. USD Term SOFR + 1.16%) 11/25/35	7,378	8,424
•BBCMS Mortgage Trust 4.94% (1 mo. USD Term SOFR + 1.32%) 3/15/37	188,000	171,552
*•Benchmark Mortgage Trust 1.35% 2/15/54	5,989,070	256,489
•BFLD Commercial Mortgage Trust 8.18% 10/10/42	660,000	678,530
•BHMS Commercial Mortgage Trust 5.48% (1 mo. USD Term SOFR + 1.85%) 8/15/42	450,000	450,701
•BMP Trust 7.01% (1 mo. USD Term SOFR + 3.39%) 6/15/41	282,000	282,164
BWAY Mortgage Trust 3.63% 3/10/33	487,544	444,464
BX Commercial Mortgage Trust
Class A 2.84% 3/9/44	100,708	93,187
• Class A 5.02% (1 mo. USD Term SOFR + 1.39%) 3/15/41	371,810	372,274
• Class B 5.27% (1 mo. USD Term SOFR + 1.64%) 12/15/39	951,486	953,862
• Class A 5.27% (1 mo. USD Term SOFR + 1.64%) 5/15/41	191,291	191,530
•BX Trust
Class D 4.08% 12/9/41	317,000	299,713
Class E 4.08% 12/9/41	1,319,000	1,217,478
Class A 5.07% (1 mo. USD Term SOFR + 1.44%) 4/15/41	528,138	528,798
Class A 6.08% 6/13/47	145,000	143,757
Class E 6.51% (1 mo. USD Term SOFR + 2.89%) 6/15/41	295,526	291,509
Class E 6.57% (1 mo. USD Term SOFR + 2.94%) 3/15/30	551,382	551,381
Class F 7.56% (1 mo. USD Term SOFR + 3.94%) 6/15/41	739,774	739,241
•CD Mortgage Trust 3.91% 11/13/50	33,602	32,213
LVIP BlackRock Global Allocation Fund-30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CFSP Mortgage Trust 6.50% 4/15/37	619,127	$597,728
•CONE Trust 7.51% (1 mo. USD Term SOFR + 3.89%) 8/15/41	360,000	358,872
•CSAIL Commercial Mortgage Trust 4.55% 11/15/48	6,796	6,634
•DBSG Mortgage Trust 5.51% (1 mo. USD Term SOFR + 1.88%) 8/15/34	122,950	122,874
•DGWD Trust 5.23% (1 mo. USD Term SOFR + 1.60%) 8/15/35	648,000	650,354
•ELM Trust 8.05% 6/10/39	686,000	686,293
•FS Rialto Issuer LLC 5.02% (1 mo. USD Term SOFR + 1.39%) 8/19/42	630,000	630,962
•GS Mortgage Securities Corp. Trust
Class A 5.04% (1 mo. USD Term SOFR + 1.41%) 6/15/36	109,172	104,807
Class A 6.29% (1 mo. USD Term SOFR + 2.65%) 11/25/41	887,000	887,167
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	468,554
•HILT Commercial Mortgage Trust
Class A 5.17% (1 mo. USD Term SOFR + 1.54%) 5/15/37	616,000	616,385
Class D 6.81% (1 mo. USD Term SOFR + 3.19%) 5/15/37	726,000	726,453
•JP Morgan Chase Commercial Mortgage Securities Trust 3.56% 1/5/39	310,000	261,997
•LoanCore Issuer LLC 5.02% (1 mo. USD Term SOFR + 1.39%) 8/17/42	640,000	640,799
•MHP Trust 6.49% (1 mo. USD Term SOFR + 2.86%) 7/15/38	387,313	387,071
•Morgan Stanley Capital I Trust 4.42% 7/11/40	234,000	220,273
•NYC Commercial Mortgage Trust 4.84% (1 mo. USD Term SOFR + 1.21%) 2/15/42	325,000	324,898
•ONNI Commerical Mortgage Trust 5.75% 7/15/39	320,000	322,203
•PENN Commercial Mortgage Trust 5.52% 8/10/42	343,000	346,530
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•PKHL Commercial Mortgage Trust 7.09% (1 mo. USD Term SOFR + 3.46%) 7/15/38		108,752	$30,574
•PRM5 Trust 5.81% 3/10/33		700,000	693,035
•SCG Commercial Mortgage Trust 6.58% (1 mo. USD Term SOFR + 2.95%) 3/15/35		410,000	411,280
•SREIT Trust 6.36% (1 mo. USD Term SOFR + 2.73%) 11/15/36		220,754	220,685
UBS Commercial Mortgage Trust 2.92% 10/15/52		137,681	129,846
•VNDO Trust 4.03% 1/10/35		267,100	266,766
Wells Fargo Commercial Mortgage Trust
*• Class XA 1.59% 4/15/54		2,717,196	136,640
*• Class XA 1.90% 7/15/53		3,223,923	184,265
• Class A 3.87% 6/15/36		169,000	159,115
			21,225,895
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $22,495,571)			22,387,485
ΔSOVEREIGN BONDS–3.64%
Angola–0.01%
Angola Government International Bonds 9.88% 3/31/37		200,000	206,404
			206,404
Argentina–0.01%
φArgentina Government International Bonds 4.13% 7/9/35		76,000	60,724
φArgentina Republic Government International Bonds 0.75% 7/9/30		87,840	77,738
^Argentina Treasury Bonds BONCER 0.00% 12/15/27	ARS	52,243,000	93,800
			232,262
Barbados–0.01%
Barbados Government International Bonds 8.00% 6/26/35		165,000	176,760
			176,760
Benin–0.01%
Benin Government International Bonds 7.96% 2/13/38		200,000	212,141
			212,141
LVIP BlackRock Global Allocation Fund-31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Brazil–0.25%
^Brazil Letras do Tesouro Nacional
0.00% 10/1/26	BRL	11,515,000	$2,157,224
0.00% 4/1/27	BRL	3,167,000	557,364
Brazil Notas do Tesouro Nacional
10.00% 1/1/27	BRL	10,608,000	2,016,781
10.00% 1/1/31	BRL	4,143,000	697,785
			5,429,154
Chile–0.06%
Bonos de la Tesoreria de la Republica en pesos 5.00% 10/1/28	CLP	905,000,000	989,056
Chile Government International Bonds 4.34% 3/7/42		252,000	222,251
			1,211,307
China–0.02%
China Government Bonds 2.11% 8/25/34	CNY	2,940,000	449,795
			449,795
Colombia–0.14%
Colombia TES
6.25% 7/9/36	COP	1,140,300,000	227,608
7.00% 6/30/32	COP	388,700,000	89,950
7.25% 10/26/50	COP	626,600,000	116,876
7.75% 9/18/30	COP	4,172,200,000	1,047,646
11.75% 1/24/35	COP	2,967,600,000	854,369
12.50% 2/27/30	COP	771,300,000	224,711
13.25% 2/9/33	COP	1,325,500,000	408,009
			2,969,169
Czech Republic–0.01%
Czech Republic Government Bonds
3.60% 6/3/36	CZK	4,300,000	187,042
4.00% 4/4/44	CZK	1,340,000	55,405
			242,447
Dominican Republic–0.03%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	253,229
7.05% 2/3/31		151,000	158,709
10.75% 6/1/36	DOP	17,350,000	307,310
			719,248
Egypt–0.06%
Egypt Government Bonds
21.38% 2/4/28	EGP	5,931,000	117,316
23.44% 7/1/28	EGP	5,470,000	112,513
24.14% 12/3/27	EGP	579,000	11,711
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Egypt (continued)
Egypt Government Bonds (continued)
24.46% 10/1/27	EGP	4,833,000	$96,010
Egypt Government International Bonds
5.63% 4/16/30	EUR	144,000	163,571
8.50% 1/31/47		220,000	215,126
^Egypt Treasury Bills
0.00% 10/20/26	EGP	12,725,000	241,933
0.00% 6/29/27	EGP	18,900,000	309,664
			1,267,844
France–0.04%
French Republic Government Bonds O.A.T. 3.20% 5/25/35	EUR	877,000	980,754
			980,754
Guatemala–0.01%
Guatemala Government Bonds 7.05% 10/4/32		200,000	215,812
			215,812
Hungary–0.11%
Hungary Government Bonds
3.00% 10/27/38	HUF	198,520,000	517,172
6.25% 9/23/37	HUF	141,020,000	497,338
7.00% 10/24/35	HUF	278,640,000	1,019,603
Hungary Government International Bonds 5.25% 6/16/29		244,000	246,861
Magyar Export-Import Bank Zrt 6.00% 5/16/29	EUR	128,000	155,519
			2,436,493
Indonesia–0.04%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	195,841
Indonesia Treasury Bonds 7.00% 5/15/27	IDR	13,392,000,000	743,865
			939,706
Ireland–0.34%
Ireland Government Bonds 2.60% 10/18/34	EUR	6,638,716	7,414,785
			7,414,785
Italy–0.35%
Italy Buoni Poliennali Del Tesoro
2.85% 2/1/31	EUR	3,777,000	4,292,080
2.95% 7/1/30	EUR	2,880,000	3,296,229
			7,588,309
LVIP BlackRock Global Allocation Fund-32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ivory Coast–0.02%
Ivory Coast Government International Bonds
5.88% 10/17/31	EUR	176,000	$206,920
8.08% 4/1/36		200,000	218,689
			425,609
Japan–0.02%
Japan Government Thirty Year Bonds 3.20% 9/20/55	JPY	83,200,000	450,573
			450,573
Jordan–0.01%
Jordan Government International Bonds 5.85% 7/7/30		200,000	202,323
			202,323
Kazakhstan–0.01%
Development Bank of Kazakhstan JSC 13.49% 5/23/28	KZT	101,000,000	202,307
			202,307
Kenya–0.01%
Republic of Kenya Government International Bonds 9.75% 2/16/31		200,000	217,529
			217,529
Latvia–0.01%
Latvia Government International Bonds 5.13% 7/30/34		200,000	201,934
			201,934
Luxembourg–0.01%
Eagle Funding Luxco SARL 5.50% 8/17/30		250,000	251,013
			251,013
Mexico–0.26%
Mexico Bonos
7.00% 9/3/26	MXN	30,965,100	1,769,761
7.75% 11/13/42	MXN	43,915,800	2,144,748
8.00% 4/29/55	MXN	3,066,000	148,343
8.50% 3/1/29	MXN	11,412,100	661,722
Mexico Government International Bonds
5.38% 3/22/33		200,000	195,410
6.13% 2/9/38		200,000	196,200
7.38% 5/13/55		515,000	545,643
			5,661,827
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	$203,183
			203,183
Paraguay–0.01%
Paraguay Government International Bonds 8.50% 4/4/38	PYG	731,000,000	115,064
			115,064
Peru–0.04%
Peru Government International Bonds
2.78% 1/23/31		142,000	130,725
5.40% 8/12/34	PEN	1,618,000	462,418
6.20% 6/30/55		56,000	57,739
7.60% 8/12/39	PEN	860,000	269,317
Peruvian Government International Bonds 1.86% 12/1/32		59,000	48,837
			969,036
Philippines–0.07%
Philippines Government Bonds
6.00% 8/20/30	PHP	64,695,000	1,023,870
6.38% 7/27/30	PHP	23,070,000	371,272
Philippines Government International Bonds 6.38% 1/15/32		133,000	143,386
			1,538,528
Poland–0.15%
Republic of Poland Government Bonds
2.00% 8/25/36	PLN	315,890	76,855
4.00% 7/25/31	PLN	579,000	148,910
4.75% 7/25/29	PLN	1,986,000	535,215
5.00% 10/25/34	PLN	2,177,000	574,850
5.00% 10/25/35	PLN	3,000,000	785,199
5.75% 4/25/29	PLN	3,379,000	933,802
Republic of Poland Government International Bonds
4.88% 10/4/33		40,000	39,783
5.50% 4/4/53		127,000	120,189
			3,214,803
Romania–0.03%
Romania Government International Bonds
2.12% 7/16/31	EUR	97,000	98,794
4.63% 3/4/33	EUR	89,000	98,573
5.25% 11/25/27		80,000	80,181
6.25% 9/10/34	EUR	153,000	184,706
LVIP BlackRock Global Allocation Fund-33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Romania (continued)
Romania Government International Bonds (continued)
6.50% 10/7/45	EUR	91,000	$104,993
6.75% 7/11/39	EUR	65,000	78,740
			645,987
Serbia–0.01%
Serbia International Bonds 6.00% 6/12/34		200,000	204,723
			204,723
South Africa–0.25%
Republic of South Africa Government Bonds
7.00% 2/28/31	ZAR	29,072,067	1,713,975
8.00% 1/31/30	ZAR	36,862,398	2,269,244
8.50% 1/31/37	ZAR	12,975,387	787,806
8.75% 2/28/48	ZAR	5,316,000	318,824
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	234,815
5.75% 9/30/49		251,000	212,220
			5,536,884
Spain–0.81%
Spain Government Bonds
2.60% 5/31/31	EUR	5,459,000	6,177,711
2.70% 1/31/30	EUR	3,309,000	3,777,474
3.15% 4/30/35	EUR	748,000	850,930
3.30% 4/30/36	EUR	5,902,000	6,744,457
			17,550,572
Turkey–0.02%
Turkiye Government Bonds
27.70% 9/27/34	TRY	6,398,000	123,032
30.00% 9/12/29	TRY	2,820,000	54,402
31.08% 11/8/28	TRY	4,970,000	98,595
Turkiye Government International Bonds 7.13% 2/12/32		200,000	205,010
			481,039
Ukraine–0.00%
Ukraine Government International Bonds
φ^ 0.00% 2/1/30		5,252	3,754
φ^ 0.00% 2/1/34		19,626	11,043
φ^ 0.00% 2/1/35		16,585	9,941
φ^ 0.00% 2/1/36		13,821	8,263
φ 4.50% 2/1/29		57,688	48,564
φ 4.50% 2/1/34		38,458	26,937
			108,502
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom–0.36%
U.K. Gilts 4.38% 3/7/30	GBP	5,912,000	$7,876,586
			7,876,586
Uruguay–0.02%
Oriental Republic of Uruguay 5.25% 9/10/60		75,245	69,752
Uruguay Government International Bonds
8.00% 10/29/35	UYU	6,132,000	155,847
9.75% 7/20/33	UYU	4,102,188	113,345
			338,944
Uzbekistan–0.01%
Republic of Uzbekistan International Bonds 5.38% 5/29/27	EUR	135,000	156,245
			156,245
Total Sovereign Bonds (Cost $77,610,531)			79,245,601

	Number of Shares
EXCHANGE-TRADED FUNDS–2.73%
iShares Broad USD High Yield Corporate Bond ETF	56,993	2,109,881
iShares China Large-Cap ETF	107,192	3,386,195
iShares MSCI Brazil ETF	26,620	918,390
iShares MSCI China ETF	16,664	850,281
iShares MSCI Emerging Markets ETF	33,400	2,284,894
iShares Russell 2000 ETF	17,800	5,348,010
KraneShares CSI China Internet ETF	82,765	2,025,260
SPDR® Gold Shares	93,369	34,395,272
State Street Blackstone Senior Loan ETF	24,781	998,426
State Street SPDR S&P Biotech ETF	20,694	3,274,826
State Street SPDR S&P Regional Banking ETF	18,239	1,365,189
VanEck Semiconductor ETF	3,929	2,576,992
Total Exchange-Traded Funds (Cost $58,853,899)		59,533,616
MONEY MARKET FUND–0.52%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	11,254,884	11,254,884
Total Money Market Fund (Cost $11,254,884)		11,254,884

LVIP BlackRock Global Allocation Fund-34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–5.58%
U.S. TREASURY OBLIGATIONS–5.58%
≠U.S. Treasury Bills
3.61% 7/14/26	7,200,000	$7,190,705
3.61% 8/11/26	7,000,000	6,971,380
3.63% 8/4/26	4,500,000	4,484,898
3.64% 7/2/26	350,000	349,965
3.65% 8/13/26	10,250,000	10,205,680
3.66% 7/21/26	6,000,000	5,988,017
3.67% 7/23/26	5,000,000	4,989,038
3.68% 7/9/26	8,000,000	7,993,613
3.68% 8/6/26	7,000,000	6,974,835
3.69% 7/28/26	4,000,000	3,989,230
3.69% 8/25/26	8,400,000	8,353,723
3.69% 8/25/26	3,000,000	2,983,468
3.70% 7/16/26	9,000,000	8,986,457
3.70% 9/8/26	10,000,000	9,929,626
3.71% 9/3/26	5,750,000	5,712,638
3.71% 9/17/26	6,000,000	5,952,610
3.72% 9/10/26	6,794,000	6,745,160
3.73% 8/27/26	5,750,000	5,717,134
3.74% 9/29/26	4,300,000	4,260,846
3.77% 9/24/26	4,000,000	3,965,467
		121,744,490
Total Short-Term Investments (Cost $121,746,022)		121,744,490

	Notional Amount
OPTIONS PURCHASED–0.25%
Over-The-Counter–0.02%
Call Swaptions–0.00%
2 Year Interest Rate Swap, expiration date 7/13/26, notional amount $1,840,000 GSI	1,840,000	$1
USD vs AUD, expiration date 7/6/26, notional amount AUD616,000 GSI	616,000	4,851
		4,852
Put Swaptions–0.00%
2 Year Interest Rate Swap, expiration date 8/28/26, notional amount EUR39,624,000 CBK	39,624,000	33,504
2 Year Interest Rate Swap, expiration date 8/27/26, notional amount $39,624,000 CBK	39,624,000	60,232
2 Year Interest Rate Swap, expiration date 11/9/26, notional amount GBP20,842,000 CBK	20,842,000	4,345
		98,081

	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options–0.02%
USD vs AUD Strike price AUD0.71, expiration date 7/2/26, notional amount AUD435,230 GSI	613,000	$10,873
USD vs EUR Strike price EUR1.13, expiration date 7/23/26, notional amount EUR894,960 BNP	792,000	1,512
USD vs EUR Strike price EUR1.135, expiration date 7/30/26, notional amount EUR1,481,175 MSC	1,305,000	4,989
USD vs EUR Strike price EUR1.14, expiration date 7/2/26, notional amount EUR7,046,625 MSC	6,181,250	5,827
USD vs EUR Strike price EUR1.145, expiration date 7/8/26, notional amount EUR1,077,445 GSI	941,000	4,636
USD vs EUR Strike price EUR1.17, expiration date 7/2/26, notional amount EUR12,418,855 BOA	10,614,406	288,683
USD vs INR Strike price INR92.4, expiration date 1/8/27, notional amount INR71,794,800 HSBC	777,000	2,077
USD vs KRW Strike price KRW1,450, expiration date 7/23/26, notional amount KRW1,081,700,000 UBS	746,000	90
USD vs ZAR Strike price ZAR16.3, expiration date 7/6/26, notional amount ZAR9,160,600 DB	562,000	1,752
		320,439
Barrier Options–0.00%
EUR vs HUF one touch, barrier price HUF339.00, Strike price EUR339, expiration date 11/11/26, notional amount EUR10,848,000 JPM	32,000	2,739
EUR vs HUF one touch, barrier price HUF345.00, Strike price EUR345, expiration date 11/5/26, notional amount EUR11,040,000 BRC	32,000	6,423
LVIP BlackRock Global Allocation Fund-35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options (continued)
EUR vs HUF one touch, barrier price HUF350.00, Strike price EUR350, expiration date 8/5/26, notional amount EUR11,200,000 MSC	32,000	$7,644
PLN vs EUR one touch, barrier price PLN4.17,Strike price EUR4.17, expiration date 7/23/26, notional amount EUR133,440 BOA	32,000	39
USD vs AUD one touch, barrier price AUD0.68, Strike price AUD0.675, expiration date 7/13/26, notional amount AUD49,950 MSC	74,000	2,480
USD vs AUD one touch, barrier price AUD0.68, Strike price AUD0.68, expiration date 7/16/26, notional amount AUD35,360 DB	52,000	4,750
USD vs CNH one touch, barrier price CNH6.65, Strike price CNH6.65, expiration date 7/9/26, notional amount CNH239,400 BOA	36,000	9
USD vs EUR one touch, barrier price EUR1.13,Strike price EUR1.125, expiration date 7/20/26, notional amount EUR45,000 CBK	40,000	4,458
USD vs EUR one touch, barrier price EUR1.18, Strike price EUR1.18, expiration date 7/14/26, notional amount EUR76,700 GSI	65,000	283
USD vs INR one touch, barrier price INR93.50, Strike price INR93.5, expiration date 7/10/26, notional amount INR3,510,925 MSC	37,550	3,334
USD vs INR one touch, barrier price INR94.10, Strike price INR94.1, expiration date 7/29/26, notional amount INR3,575,800 SCB	38,000	11,281
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options (continued)
USD vs ZAR one touch, barrier price ZAR15.75, Strike price ZAR15.75, expiration date 7/3/26, notional amount ZAR598,500 GSI	38,000	$15
USD vs ZAR one touch, barrier price ZAR16.00,Strike price ZAR16, expiration date 7/23/26, notional amount ZAR848,000 BOA	53,000	8,983
		52,438
Call Options–0.00%
USD vs AUD Strike price AUD0.725, expiration date 7/6/26, notional amount AUD892,475 JPM	1,231,000	1
USD vs CLP Strike price CLP940, expiration date 7/9/26, notional amount CLP418,300,000 MSC	445,000	1,282
USD vs COP Strike price COP3,900, expiration date 7/9/26, notional amount COP2,340,000,000 BNP	600,000	13
USD vs COP Strike price COP3,900, expiration date 7/9/26, notional amount COP2,340,000,000 GSI	600,000	13
USD vs COP Strike price COP4,050, expiration date 7/16/26, notional amount COP947,700,000 MSC	234,000	8
USD vs COP Strike price COP4,150, expiration date 8/11/26, notional amount COP2,490,000,000 BNP	600,000	145
USD vs MXN Strike price MXN17.6, expiration date 8/20/26, notional amount MXN11,968,000 DB	680,000	8,494
USD vs THB Strike price THB33, expiration date 7/2/26, notional amount THB24,288,000 HSBC	736,000	5,074
USD vs ZAR Strike price ZAR17, expiration date 7/6/26, notional amount ZAR4,777,000 BOA	281,000	70
		15,100
		490,910

LVIP BlackRock Global Allocation Fund-36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared–0.23%
Put Options–0.04%
Invesco QQQ Trust Series 1 Strike price $695, expiration date 7/31/26, notional amount $47,260,000	680	$540,600
NVIDIA Corp. Strike price $180, expiration date 7/17/26, notional amount $8,226,000	457	46,614
S&P 500 Index Strike price $7,100, expiration date 7/31/26, notional amount $7,100,000	10	28,970
State Street SPDR S&P 500 ETF Trust Strike price $720, expiration date 7/2/26, notional amount $25,704,000	357	3,927
State Street SPDR S&P 500 ETF Trust Strike price $730, expiration date 9/18/26, notional amount $12,118,000	166	217,958
		838,069
Call Options–0.19%
Alphabet, Inc. Strike price $375, expiration date 10/16/26, notional amount $2,137,500	57	109,725
Alphabet, Inc. Strike price $420, expiration date 8/21/26, notional amount $1,050,000	25	7,350
Amazon.com, Inc. Strike price $285, expiration date 7/17/26, notional amount $10,117,500	355	4,970
Amazon.com, Inc. Strike price $285, expiration date 8/21/26, notional amount $12,340,500	433	114,745
Apple, Inc. Strike price $295, expiration date 9/18/26, notional amount $4,395,500	149	196,680
Apple, Inc. Strike price $310, expiration date 8/21/26, notional amount $3,658,000	118	55,106
Apple, Inc. Strike price $320, expiration date 9/18/26, notional amount $6,304,000	197	91,211
Apple, Inc. Strike price $330, expiration date 9/18/26, notional amount $1,749,000	53	15,370
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
ASML Holding NV Strike price EUR1,560, expiration date 8/21/26, notional amount EUR1,560,000	10	$277,435
ASML Holding NV Strike price EUR1,720, expiration date 8/21/26, notional amount EUR516,000	3	53,988
Broadcom, Inc. Strike price $460, expiration date 8/21/26, notional amount $1,104,000	24	13,920
Cadence Design Systems, Inc. Strike price $400, expiration date 8/21/26, notional amount $560,000	14	31,640
Carrier Global Corp. Strike price $75, expiration date 9/18/26, notional amount $772,500	103	51,500
Corning, Inc. Strike price $195, expiration date 9/18/26, notional amount $2,301,000	118	880,870
EchoStar Corp. Strike price $150, expiration date 7/17/26, notional amount $345,000	23	299
EURO STOXX Banks Index Strike price EUR305, expiration date 8/21/26, notional amount EUR2,958,500	194	56,524
Fifth Third Bancorp Strike price $55, expiration date 8/21/26, notional amount $1,545,500	281	101,160
Freeport-McMoRan, Inc. Strike price $65, expiration date 7/17/26, notional amount $942,500	145	30,595
Freeport-McMoRan, Inc. Strike price $75, expiration date 8/21/26, notional amount $1,095,000	146	23,214
Invesco QQQ Trust Series 1 Strike price $730, expiration date 7/17/26, notional amount $4,818,000	66	127,842
iShares China Large-Cap ETF Strike price $39, expiration date 7/17/26, notional amount $8,022,300	2,057	4,114
LVIP BlackRock Global Allocation Fund-37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
iShares Expanded Tech-Software Sector ETF Strike price $105, expiration date 7/17/26, notional amount $6,289,500	599	$5,391
iShares MSCI Emerging Markets ETF Strike price $75, expiration date 7/17/26, notional amount $1,845,000	246	6,642
KraneShares CSI China Internet ETF Strike price $31, expiration date 7/17/26, notional amount $2,157,600	696	1,392
KraneShares CSI China Internet ETF Strike price $32, expiration date 9/18/26, notional amount $2,121,600	663	12,597
Lam Research Corp. Strike price $320, expiration date 8/21/26, notional amount $1,088,000	34	413,304
Lumentum Holdings, Inc. Strike price $1,200, expiration date 8/21/26, notional amount $1,200,000	10	40,200
Meta Platforms, Inc. Strike price $660, expiration date 8/21/26, notional amount $1,056,000	16	14,960
Micron Technology, Inc. Strike price $940, expiration date 8/21/26, notional amount $1,128,000	12	342,312
Microsoft Corp. Strike price $440, expiration date 8/21/26, notional amount $1,100,000	25	13,750
MongoDB, Inc. Strike price $340, expiration date 8/21/26, notional amount $544,000	16	50,800
Nikkei 225 Index Strike price JPY70,000, expiration date 8/14/26, notional amount JPY700,000,000	10	242,935
NVIDIA Corp. Strike price $245, expiration date 8/21/26, notional amount $1,078,000	44	6,292
SPDR Gold Shares Strike price $450, expiration date 7/17/26, notional amount $9,090,000	202	2,626
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
State Street SPDR S&P 500 ETF Trust Strike price $745, expiration date 7/17/26, notional amount $9,983,000	134	$132,258
State Street SPDR S&P 500 ETF Trust Strike price $755, expiration date 7/17/26, notional amount $10,721,000	142	71,398
State Street SPDR S&P 500 ETF Trust Strike price $760, expiration date 7/31/26, notional amount $7,676,000	101	68,702
State Street SPDR S&P Regional Banking ETF Strike price $75, expiration date 7/17/26, notional amount $1,545,000	206	28,634
Tesla, Inc. Strike price $500, expiration date 8/21/26, notional amount $1,500,000	30	23,250
UniCredit SpA Strike price EUR84, expiration date 8/21/26, notional amount EUR630,000	15	12,849
United Airlines Holdings, Inc. Strike price $120, expiration date 8/21/26, notional amount $1,764,000	147	321,195
Verizon Communications, Inc. Strike price $47, expiration date 9/18/26, notional amount $3,727,100	793	44,408
Walmart, Inc. Strike price $130, expiration date 8/21/26, notional amount $3,133,000	241	16,629
Williams Cos., Inc. Strike price $75, expiration date 7/17/26, notional amount $982,500	131	26,200
Williams Cos., Inc. Strike price $75, expiration date 8/21/26, notional amount $765,000	102	30,498
Zoom Communications, Inc. Strike price $100, expiration date 9/18/26, notional amount $1,310,000	131	43,885
		4,221,365
		5,059,434
Total Options Purchased (Cost $7,299,158)		5,550,344

LVIP BlackRock Global Allocation Fund-38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
TOTAL INVESTMENTS–98.88% (Cost $1,672,537,232)	$2,155,235,270

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.75)%
Over-The-Counter–(0.10)%
Call Swaptions–0.00%
2 Year Interest Rate Swap, expiration date 7/13/26, notional amount $(2,760,000) GSI	(2,760,000)	$(0)
Put Swaptions–(0.09)%
10 Year Interest Rate Swap, expiration date 11/6/26, notional amount EUR(12,768,000) GSI	(12,768,000)	(23,085)
2 Year Interest Rate Swap, expiration date 8/28/26, notional amount EUR(79,248,000) CBK	(79,248,000)	(13,802)
2 Year Interest Rate Swap, expiration date 10/20/26, notional amount EUR(60,423,000) DB	(60,423,000)	(33,713)
2 Year Interest Rate Swap, expiration date 10/15/26, notional amount EUR(33,374,000) CBK	(33,374,000)	(11,986)
2 Year Interest Rate Swap, expiration date 8/3/26, notional amount $(65,941,000) MSC	(65,941,000)	(418,894)
2 Year Interest Rate Swap, expiration date 9/14/26, notional amount $(21,365,500) DB	(21,365,500)	(119,262)
2 Year Interest Rate Swap, expiration date 10/21/26, notional amount $(78,815,000) GSI	(78,815,000)	(431,578)
2 Year Interest Rate Swap, expiration date 12/8/27, notional amount $(34,383,688) DB	(34,383,688)	(237,621)
2 Year Interest Rate Swap, expiration date 9/20/27, notional amount $(90,005,000) GSI	(90,005,000)	(412,939)
2 Year Interest Rate Swap, expiration date 8/27/26, notional amount $(79,248,000) CBK	(79,248,000)	(37,505)
2 Year Interest Rate Swap, expiration date 12/16/27, notional amount $(17,249,086) DB	(17,249,086)	(68,557)
2 Year Interest Rate Swap, expiration date 11/9/26, notional amount GBP(20,842,000) CBK	(20,842,000)	(17,274)
30 Year Interest Rate Swap, expiration date 10/9/26, notional amount $(10,303,000) MSC	(10,303,000)	(38,395)
5 Year Interest Rate Swap, expiration date 7/22/26, notional amount MXN(8,446,127) BNP	(8,446,127)	(524)
(1,865,135)

Number of Contracts

Call Options–(0.00)%
EUR vs HUF Strike price EUR380, expiration date 11/11/26, notional amount EUR(120,840,000) JPM	(318,000)	(2,034)
USD vs AUD Strike price AUD0.725, expiration date 7/06/26, notional amount AUD(892,475) GSI	(1,231,000)	(1)
USD vs CLP Strike price CLP975, expiration date 8/10/26, notional amount CLP(433,875,000) MSC	(445,000)	(1,597)
USD vs CNY Strike price CNY6.78, expiration date 7/30/26, notional amount CNY(4,264,620) GSI	(629,000)	(1,719)
USD vs COP Strike price COP3,500, expiration date 9/18/26, notional amount COP(1,064,000,000) CBK	(304,000)	(6,876)
USD vs COP Strike price COP3,900, expiration date 7/09/26, notional amount COP(2,340,000,000) BNP	(600,000)	(13)
USD vs COP Strike price COP4,150, expiration date 8/06/26, notional amount COP(1,245,000,000) BNP	(300,000)	(56)
USD vs COP Strike price COP4,150, expiration date 8/11/26, notional amount COP(1,245,000,000) GSI	(300,000)	(73)
USD vs INR Strike price INR95, expiration date 8/14/26, notional amount INR(64,790,000) SCB	(682,000)	(4,572)
USD vs INR Strike price INR96, expiration date 7/23/26, notional amount INR(32,544,000) SCB	(339,000)	(401)
USD vs THB Strike price THB33.5, expiration date 7/02/26, notional amount THB(12,328,000) HSBC	(368,000)	(100)
USD vs TWD Strike price TWD31.95, expiration date 7/30/26, notional amount TWD(14,441,400) GSI	(452,000)	(1,969)
USD vs ZAR Strike price ZAR17, expiration date 7/06/26, notional amount ZAR(4,777,000) DB	(281,000)	(70)
(19,481)
Put Options–(0.01)%
BRL vs EUR Strike price EUR6.05, expiration date 7/03/26, notional amount EUR(1,996,500) BNP	(330,000)	(9,117)
USD vs BRL Strike price BRL5.25, expiration date 8/31/26, notional amount BRL(1,963,500) CBK	(374,000)	(6,291)
USD vs EUR Strike price EUR1.14, expiration date 7/02/26, notional amount EUR(12,100,423) BOA	(10,614,406)	(10,006)
USD vs EUR Strike price EUR1.17, expiration date 7/02/26, notional amount EUR(7,232,062) MSC	(6,181,250)	(168,113)
(193,527)
(2,078,143)
Centrally Cleared–(0.65)%
Call Options–(0.43)%
Alphabet, Inc. Strike price $450, expiration date 9/18/26, notional amount $(2,025,000)	(45)	(11,655)
Alphabet, Inc. Strike price $450, expiration date 10/16/26, notional amount $(5,130,000)	(114)	(47,310)
Cadence Design Systems, Inc. Strike price $450, expiration date 8/21/26, notional amount $(1,260,000)	(28)	(24,080)
Cadence Design Systems, Inc. Strike price $460, expiration date 9/18/26, notional amount $(1,794,000)	(39)	(45,630)
Cameco Corp. Strike price $150, expiration date 9/18/26, notional amount $(750,000)	(50)	(5,250)
LVIP BlackRock Global Allocation Fund-39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Cisco Systems, Inc. Strike price $100, expiration date 7/17/26, notional amount $(1,140,000)	(114)	$(199,728)
Cisco Systems, Inc. Strike price $115, expiration date 9/18/26, notional amount $(1,725,000)	(150)	(166,500)
CoreWeave, Inc. Strike price $195, expiration date 9/18/26, notional amount $(799,500)	(41)	(5,125)
Corning, Inc. Strike price $260, expiration date 9/18/26, notional amount $(3,068,000)	(118)	(509,760)
Datadog, Inc. Strike price $180, expiration date 7/17/26, notional amount $(1,386,000)	(77)	(623,700)
Datadog, Inc. Strike price $220, expiration date 9/18/26, notional amount $(2,090,000)	(95)	(532,000)
Delta Air Lines, Inc. Strike price $85, expiration date 7/17/26, notional amount $(1,190,000)	(140)	(137,060)
Delta Air Lines, Inc. Strike price $90, expiration date 9/18/26, notional amount $(1,827,000)	(203)	(198,128)
Edwards Lifesciences Corp. Strike price $100, expiration date 9/18/26, notional amount $(1,670,000)	(167)	(36,907)
Eli Lilly & Co. Strike price $1,240, expiration date 9/18/26, notional amount $(2,728,000)	(22)	(178,310)
First Solar, Inc. Strike price $280, expiration date 9/18/26, notional amount $(700,000)	(25)	(39,500)
Freeport-McMoRan, Inc. Strike price $80, expiration date 9/18/26, notional amount $(2,008,000)	(251)	(41,917)
GE Vernova, Inc. Strike price $1,400, expiration date 9/18/26, notional amount $(700,000)	(5)	(27,500)
General Electric Co. Strike price $340, expiration date 7/17/26, notional amount $(1,122,000)	(33)	(120,037)
General Electric Co. Strike price $340, expiration date 9/18/26, notional amount $(646,000)	(19)	(88,730)
General Electric Co. Strike price $350, expiration date 9/18/26, notional amount $(1,715,000)	(49)	(189,532)
Intel Corp. Strike price $105, expiration date 7/17/26, notional amount $(798,000)	(76)	(276,108)
iShares China Large-Cap ETF Strike price $42, expiration date 7/17/26, notional amount $(6,959,400)	(1,657)	(9,942)
iShares MSCI Emerging Markets ETF Strike price $80, expiration date 7/17/26, notional amount $(1,968,000)	(246)	(15,744)
KLA Corp. Strike price $232, expiration date 9/18/26, notional amount $(696,000)	(30)	(250,950)
KraneShares CSI China Internet ETF Strike price $35, expiration date 7/17/26, notional amount $(2,436,000)	(696)	(696)
KraneShares CSI China Internet ETF Strike price $38, expiration date 9/18/26, notional amount $(2,519,400)	(663)	(21,216)
Lam Research Corp. Strike price $380, expiration date 9/18/26, notional amount $(836,000)	(22)	(211,200)
Lam Research Corp. Strike price $390, expiration date 9/18/26, notional amount $(2,067,000)	(53)	(490,515)
Lam Research Corp. Strike price $400, expiration date 8/21/26, notional amount $(2,720,000)	(68)	(501,636)
Live Nation Entertainment, Inc. Strike price $180, expiration date 7/17/26, notional amount $(1,152,000)	(64)	(41,600)
Live Nation Entertainment, Inc. Strike price $190, expiration date 9/18/26, notional amount $(1,672,000)	(88)	(84,480)
Lumentum Holdings, Inc. Strike price $1,500, expiration date 8/21/26, notional amount $(2,850,000)	(19)	(27,930)
Meta Platforms, Inc. Strike price $760, expiration date 9/18/26, notional amount $(1,596,000)	(21)	(9,030)
Meta Platforms, Inc. Strike price $770, expiration date 9/18/26, notional amount $(2,464,000)	(32)	(12,160)
Micron Technology, Inc. Strike price $680, expiration date 7/17/26, notional amount $(1,156,000)	(17)	(810,934)
Micron Technology, Inc. Strike price $900, expiration date 9/18/26, notional amount $(3,060,000)	(34)	(1,183,710)
Micron Technology, Inc. Strike price $920, expiration date 9/18/26, notional amount $(1,564,000)	(17)	(571,421)
Micron Technology, Inc. Strike price $1,280, expiration date 8/21/26, notional amount $(3,200,000)	(25)	(297,925)
Micron Technology, Inc. Strike price $1,400, expiration date 9/18/26, notional amount $(2,100,000)	(15)	(178,500)
Micron Technology, Inc. Strike price $1,600, expiration date 9/18/26, notional amount $(2,400,000)	(15)	(120,000)
Micron Technology, Inc. Strike price $2,000, expiration date 9/18/26, notional amount $(4,600,000)	(23)	(78,660)
Microsoft Corp. Strike price $510, expiration date 9/18/26, notional amount $(3,519,000)	(69)	(16,008)
MongoDB, Inc. Strike price $410, expiration date 8/21/26, notional amount $(1,312,000)	(32)	(35,360)
NASDAQ 100 Stock Index Strike price $32,000, expiration date 9/18/26, notional amount $(22,400,000)	(7)	(508,760)
NVIDIA Corp. Strike price $240, expiration date 9/18/26, notional amount $(9,912,000)	(413)	(173,460)
NVIDIA Corp. Strike price $260, expiration date 9/18/26, notional amount $(7,098,000)	(273)	(54,600)
Palantir Technologies, Inc. Strike price $180, expiration date 8/21/26, notional amount $(450,000)	(25)	(1,650)
S&P 500 Index Strike price $8,000, expiration date 9/18/26, notional amount $(14,400,000)	(18)	(65,880)
Tesla, Inc. Strike price $550, expiration date 9/18/26, notional amount $(3,740,000)	(68)	(50,592)
Texas Instruments, Inc. Strike price $360, expiration date 9/18/26, notional amount $(1,764,000)	(49)	(64,729)
Valero Energy Corp. Strike price $320, expiration date 9/18/26, notional amount $(1,760,000)	(55)	(22,275)
Western Digital Corp. Strike price $650, expiration date 7/17/26, notional amount $(390,000)	(6)	(28,200)
Williams Cos., Inc. Strike price $85, expiration date 9/18/26, notional amount $(603,500)	(71)	(5,680)
(9,449,910)
Put Options–(0.22)%
Alphabet, Inc. Strike price $330, expiration date 9/18/26, notional amount $(1,452,000)	(44)	(51,172)
Amazon.com, Inc. Strike price $220, expiration date 8/21/26, notional amount $(8,712,000)	(396)	(241,164)
LVIP BlackRock Global Allocation Fund-40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
Amazon.com, Inc. Strike price $220, expiration date 9/18/26, notional amount $(1,606,000)	(73)	$(58,400)
Amazon.com, Inc. Strike price $240, expiration date 7/17/26, notional amount $(5,688,000)	(237)	(183,675)
Apple, Inc. Strike price $245, expiration date 9/18/26, notional amount $(4,385,500)	(179)	(42,960)
Apple, Inc. Strike price $255, expiration date 9/18/26, notional amount $(3,799,500)	(149)	(55,130)
Apple, Inc. Strike price $260, expiration date 8/21/26, notional amount $(3,068,000)	(118)	(33,512)
Apple, Inc. Strike price $280, expiration date 9/18/26, notional amount $(1,484,000)	(53)	(52,470)
ASML Holding NV Strike price EUR1,320, expiration date 8/21/26, notional amount EUR(1,320,000)	(10)	(23,309)
ASML Holding NV Strike price EUR1,360, expiration date 8/21/26, notional amount EUR(408,000)	(3)	(8,912)
Broadcom, Inc. Strike price $350, expiration date 9/18/26, notional amount $(1,260,000)	(36)	(77,400)
Carrier Global Corp. Strike price $65, expiration date 9/18/26, notional amount $(669,500)	(103)	(20,600)
Corning, Inc. Strike price $150, expiration date 9/18/26, notional amount $(2,655,000)	(177)	(83,190)
EURO STOXX Banks Index Strike price EUR265, expiration date 8/21/26, notional amount EUR(1,285,250)	(97)	(12,884)
Fifth Third Bancorp Strike price $48, expiration date 8/21/26, notional amount $(1,348,800)	(281)	(11,943)
Freeport-McMoRan, Inc. Strike price $55, expiration date 7/17/26, notional amount $(401,500)	(73)	(4,088)
Freeport-McMoRan, Inc. Strike price $55, expiration date 8/21/26, notional amount $(1,534,500)	(279)	(53,847)
Freeport-McMoRan, Inc. Strike price $60, expiration date 8/21/26, notional amount $(666,000)	(111)	(41,514)
iShares Expanded Tech-Software Sector ETF Strike price $85, expiration date 7/17/26, notional amount $(5,091,500)	(599)	(44,326)
KraneShares CSI China Internet ETF Strike price $26, expiration date 9/18/26, notional amount $(860,600)	(331)	(80,764)
Meta Platforms, Inc. Strike price $420, expiration date 12/18/26, notional amount $(2,142,000)	(51)	(55,029)
Micron Technology, Inc. Strike price $650, expiration date 9/18/26, notional amount $(780,000)	(12)	(25,140)
Micron Technology, Inc. Strike price $820, expiration date 9/18/26, notional amount $(1,066,000)	(13)	(68,718)
NVIDIA Corp. Strike price $125, expiration date 12/18/26, notional amount $(2,037,500)	(163)	(28,362)
Palo Alto Networks, Inc. Strike price $250, expiration date 7/17/26, notional amount $(2,250,000)	(90)	(1,170)
S&P 500 Index Strike price $6,900, expiration date 7/31/26, notional amount $(6,900,000)	(10)	(15,550)
SPDR Gold Shares Strike price $400, expiration date 7/17/26, notional amount $(38,720,000)	(968)	(3,079,208)
State Street SPDR S&P 500 ETF Trust Strike price $690, expiration date 7/02/26, notional amount $(24,633,000)	(357)	(1,071)
Tesla, Inc. Strike price $380, expiration date 8/21/26, notional amount $(570,000)	(15)	(17,475)
UniCredit SpA Strike price EUR72, expiration date 8/21/26, notional amount EUR(540,000)	(15)	(12,216)
United Airlines Holdings, Inc. Strike price $100, expiration date 8/21/26, notional amount $(1,470,000)	(147)	(12,789)
Verizon Communications, Inc. Strike price $38, expiration date 9/18/26, notional amount $(3,013,400)	(793)	(59,475)
Walmart, Inc. Strike price $110, expiration date 8/21/26, notional amount $(2,651,000)	(241)	(73,264)
Walt Disney Co. Strike price $90, expiration date 9/18/26, notional amount $(2,988,000)	(332)	(82,004)
Western Digital Corp. Strike price $450, expiration date 7/17/26, notional amount $(270,000)	(6)	(2,250)
Williams Cos., Inc. Strike price $65, expiration date 7/17/26, notional amount $(851,500)	(131)	(1,310)
Williams Cos., Inc. Strike price $65, expiration date 8/21/26, notional amount $(663,000)	(102)	(4,590)
Zoom Communications, Inc. Strike price $80, expiration date 9/18/26, notional amount $(1,048,000)	(131)	(56,330)
(4,777,211)
(14,227,121)
Total Options Written (Premiums received $(7,173,911))		(16,305,264)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.87%	40,612,467
NET ASSETS APPLICABLE TO 149,733,040 SHARES OUTSTANDING–100.00%	$2,179,542,473

ΔSecurities have been classified by country of origin.
+Delayed settlement. Interest rate to be determined upon settlement date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2026.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
LVIP BlackRock Global Allocation Fund-41

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@PIK. 100% of the income received was in the form of additional par.
^Zero coupon security.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
»Units consist of 1 share of common stock and 1 warrant.
∞Partially pledged as collateral for options.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."

†Non-income producing.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $41,544,205, which represented 1.91% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10X Future Technologies Services Ltd. Series D	6/6/2022	$966,416	$127,203
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	325,234
Bytedance Ltd. Series E1	6/6/2022	3,109,218	6,278,698
Crown PropTech Acquisitions	2/6/2023	0	0
Databricks, Inc. Series F	6/6/2022	3,699,435	13,475,993
Databricks, Inc. Series G	6/6/2022	1,010,938	3,682,560
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,405,989
Epic Games, Inc.	6/6/2022	2,952,750	1,399,699
Exo, Inc.	5/22/2025	407,022	383
Exo, Inc. Series D	5/22/2025	31,327	35,624
Fanatics Holdings, Inc.	6/6/2022	2,573,239	3,722,169
Farmers Business Network, Inc.	6/6/2022	1,258,125	24,380
Grand Rounds, Inc.	4/29/2019	1,804,027	796,987
Jumpcloud, Inc. Series E-1 Series E1	6/6/2022	2,531,915	1,086,511
Jumpcloud, Inc. Series F Series F	6/6/2022	166,530	91,834
Loadsmart, Inc. Series C Series C	6/6/2022	1,759,432	391,733
Loadsmart, Inc. Series D Series D	6/6/2022	155,855	67,696
MCM Trust Class A2B	6/6/2022	775,433	626,116
Mythic AI, Inc.	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	987,211
LVIP BlackRock Global Allocation Fund-42

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Noodle Partners, Inc. Series C	6/6/2022	$424,114	$0
PsiQuantum Corp. Series D	6/6/2022	379,300	713,533
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc.	3/10/2025	555,650	418
RSA Security LLC	1/30/2026	0	0
RSA Security LLC Series A	1/30/2026	0	0
RSA Security LLC Series B	1/30/2026	0	0
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	77,649
SambaNova Systems, Inc. Series C Series C	6/6/2022	1,364,826	2,073,243
SambaNova Systems, Inc. Series D Series D	6/6/2022	434,237	692,991
Snorkel AI, Inc. Series B	6/6/2022	41,487	129,369
Snorkel AI, Inc. Series C	6/6/2022	148,614	481,957
Sonder Holdings, Inc.	12/30/2024	0	0
Sonder Holdings, Inc.	4/11/2025	0	0
TVC DSCR	6/6/2022	578,502	394,055
Ursa Major Technologies, Inc.	6/6/2022	470,678	402,703
Verger Capital Fund LLC	7/11/2025	513,271	17,289
Vita Global FinCo Ltd.	6/6/2022	775,030	614,094
Vita Global FinCo Ltd.	6/6/2022	534,461	420,884
Voltage, Inc. Series C	6/6/2022	174,273	0
Total		$35,966,249	$41,544,205

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	BRL	690,780	USD	(132,600)	7/2/26	$1,144	$—
BNP	BRL	(690,780)	USD	133,443	7/2/26	—	(301)
BNP	BRL	(33,124,674)	USD	6,268,986	9/16/26	—	(29,646)
BNP	CAD	(271,328)	USD	195,406	9/16/26	3,431	—
BNP	CAD	57,952,436	USD	(41,736,382)	9/16/26	—	(732,773)
BNP	CNH	19,804,700	USD	(2,940,737)	9/16/26	—	(8,320)
BNP	EUR	(987,741)	USD	1,169,552	7/16/26	40,193	—
BNP	EUR	528,000	USD	(602,108)	7/24/26	1,808	—
BNP	EUR	(2,102,339)	USD	2,415,220	9/16/26	5,286	—
BNP	HKD	42,540,485	USD	(5,445,739)	9/16/26	—	(6,771)
BNP	HKD	(172,381,380)	USD	22,067,074	9/16/26	27,436	—
BNP	INR	140,913,077	USD	(1,490,781)	7/24/26	—	(4,420)
BNP	JPY	255,465,015	USD	(1,604,100)	9/16/26	—	(23,060)
BNP	MXN	(133,144,006)	USD	7,586,702	9/17/26	22,215	—
BNP	PHP	13,895,033	USD	(229,000)	7/24/26	—	(3,084)
BNP	TRY	12,208,866	USD	(249,666)	8/24/26	826	—
BOA	AUD	(1,207,000)	USD	843,993	9/17/26	9,500	—
BOA	CNH	12,202,965	USD	(1,803,462)	7/24/26	—	(3,508)
BOA	COP	(404,819,700)	USD	110,200	7/1/26	—	(8,201)
BOA	COP	404,819,700	USD	(117,557)	7/1/26	844	—
BOA	COP	(232,939,988)	USD	66,611	8/24/26	—	(658)
BOA	EUR	267,500	USD	(305,619)	7/24/26	343	—
BOA	HUF	(94,604,799)	USD	305,619	7/24/26	2,125	—
BOA	HUF	(521,139,415)	USD	1,721,257	8/24/26	51,282	—
BOA	PHP	11,314,216	USD	(185,912)	8/24/26	—	(2,299)
BOA	PHP	(794,000)	USD	12,843	9/1/26	—	(39)
BOA	ZAR	(80,760,630)	USD	4,970,622	8/24/26	62,685	—
BRC	AUD	(310,000)	USD	218,407	9/17/26	4,080	—
LVIP BlackRock Global Allocation Fund-43

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRC	BRL	29,714,640	USD	(5,754,279)	7/2/26	$—	$(1,139)
BRC	BRL	(17,323,237)	USD	3,354,668	7/2/26	664	—
BRC	BRL	(29,714,640)	USD	5,740,185	7/2/26	—	(12,956)
BRC	BRL	17,323,237	USD	(3,346,451)	7/2/26	7,553	—
BRC	BRL	(29,732,463)	USD	5,713,419	8/4/26	2,264	—
BRC	BRL	17,457,592	USD	(3,354,668)	8/4/26	—	(1,330)
BRC	CAD	(1,200,240)	USD	849,000	7/24/26	1,761	—
BRC	CHF	(2,032,700)	USD	2,571,989	9/16/26	34,638	—
BRC	COP	1,832,323,750	USD	(529,000)	7/24/26	3,960	—
BRC	DKK	74,116,572	USD	(11,503,140)	9/16/26	—	(126,384)
BRC	EUR	264,000	USD	(300,265)	7/24/26	1,693	—
BRC	EUR	61,378,489	USD	(71,186,614)	9/16/26	—	(827,784)
BRC	EUR	(53,385,074)	USD	61,913,874	9/16/26	717,981	—
BRC	EUR	1,872,482	USD	(2,146,118)	9/16/26	329	—
BRC	GBP	(21,196,412)	USD	28,367,340	9/16/26	251,447	—
BRC	GBP	20,869,635	USD	(27,930,012)	9/16/26	—	(247,570)
BRC	IDR	(12,810,208,457)	USD	721,417	8/24/26	9,300	—
BRC	INR	9,599,475	USD	(101,862)	7/13/26	—	(516)
BRC	INR	(28,225,098)	USD	293,510	9/16/26	—	(2,875)
BRC	JPY	421,461,957	USD	(2,651,568)	9/16/26	—	(43,193)
BRC	KRW	225,389,215	USD	(148,535)	9/16/26	—	(2,665)
BRC	MYR	13,655,550	USD	(3,317,836)	7/24/26	28,221	—
BRC	NOK	(87,192,057)	USD	9,190,155	9/16/26	391,098	—
BRC	PHP	(115,695,291)	USD	1,915,802	8/24/26	38,241	—
BRC	SEK	69,439,192	USD	(7,332,428)	9/16/26	—	(140,028)
BRC	THB	(7,593,150)	USD	227,000	7/24/26	—	(2,040)
BRC	TRY	81,707,035	USD	(1,621,812)	9/16/26	25,985	—
CBK	ARS	157,905,000	USD	(110,000)	7/22/26	—	(4,986)
CBK	BRL	(1,554,517)	USD	298,000	7/2/26	—	(2,975)
CBK	BRL	1,554,517	USD	(300,297)	7/2/26	678	—
CBK	CHF	35,667,636	USD	(45,134,829)	9/16/26	—	(612,133)
CBK	CLP	(346,909,500)	USD	378,000	7/24/26	1,567	—
CBK	CLP	(262,218,871)	USD	296,058	10/9/26	11,313	—
CBK	COP	(1,163,809,605)	USD	307,647	7/7/26	—	(32,253)
CBK	COP	3,640,655,603	USD	(979,658)	7/17/26	81,067	—
CBK	COP	(333,572,001)	USD	97,274	7/24/26	249	—
CBK	COP	(488,042,151)	USD	140,363	7/24/26	—	(1,592)
CBK	COP	(6,195,830,906)	USD	1,781,203	8/24/26	—	(8,046)
CBK	COP	(2,845,043,100)	USD	813,276	9/16/26	—	(3,930)
CBK	CZK	(1,529,498)	USD	71,696	8/24/26	—	(341)
CBK	HUF	770,101,997	USD	(2,483,897)	9/16/26	—	(17,652)
CBK	INR	19,683,300	USD	(206,000)	7/6/26	1,911	—
CBK	KRW	717,882,460	USD	(466,000)	7/24/26	—	(1,803)
CBK	MXN	5,178,372	USD	(296,000)	7/24/26	—	(500)
CBK	NGN	209,195,206	USD	(140,047)	7/28/26	9,258	—
CBK	PEN	3,672,879	USD	(1,073,000)	8/12/26	—	(204)
CBK	PEN	(2,300,443)	USD	678,761	8/24/26	7,207	—
CBK	PHP	17,982,000	USD	(296,000)	7/24/26	—	(3,634)
CBK	PHP	(1,955,715)	USD	31,536	9/1/26	—	(194)
CBK	THB	(14,827,210)	USD	443,000	7/24/26	—	(4,248)
CBK	ZAR	6,205,437	USD	(378,000)	7/24/26	44	—
CIBC	EUR	(2,832,000)	USD	3,237,589	7/24/26	—	(1,598)
CIBC	EUR	(4,402,448)	USD	5,137,538	9/16/26	90,964	—
CIBC	EUR	3,246,348	USD	(3,782,002)	9/16/26	—	(60,678)
CIBC	GBP	(698,661)	USD	927,051	9/16/26	315	—
CIBC	PLN	(1,664,969)	USD	445,000	7/24/26	2,420	—
CIBC	PLN	(12,429,433)	USD	3,396,685	8/24/26	92,742	—
CIBC	PLN	247,778	USD	(65,826)	8/24/26	38	—
CIBC	PLN	13,207,782	USD	(3,588,344)	9/16/26	—	(77,491)
CIBC	ZAR	30,568,734	USD	(1,857,198)	7/24/26	5,094	—
CIBC	ZAR	85,116,168	USD	(5,137,538)	9/16/26	26,089	—
LVIP BlackRock Global Allocation Fund-44

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	CAD	1,335,970	USD	(959,709)	9/16/26	$—	$(14,458)
DB	CNH	(302,845)	USD	44,536	7/2/26	—	(67)
DB	CNH	(3,090,414)	USD	459,106	8/24/26	2,308	—
DB	COP	(385,809,525)	USD	100,224	7/7/26	—	(12,455)
DB	CZK	17,184,633	USD	(811,812)	7/24/26	—	(2,657)
DB	CZK	(2,459,188)	USD	115,439	8/24/26	—	(385)
DB	EUR	(953,473)	USD	1,108,992	9/16/26	16,015	—
DB	PEN	1,030,424	USD	(302,000)	7/24/26	—	(797)
DB	PHP	23,652,394	USD	(387,669)	8/24/26	—	(3,827)
DB	PHP	(12,246,586)	USD	197,739	9/1/26	—	(951)
GSI	AUD	580,000	USD	(399,753)	9/17/26	1,246	—
GSI	BRL	(29,674,848)	USD	5,847,836	7/2/26	102,400	—
GSI	BRL	17,862,585	USD	(3,520,068)	7/2/26	—	(61,640)
GSI	BRL	29,674,849	USD	(5,732,498)	7/2/26	12,939	—
GSI	BRL	(17,862,585)	USD	3,450,640	7/2/26	—	(7,788)
GSI	BRL	2,868,479	USD	(550,677)	8/4/26	314	—
GSI	BRL	(2,873,858)	USD	523,567	4/2/27	—	(496)
GSI	CHF	(8,421,928)	USD	10,641,771	9/16/26	128,965	—
GSI	CLP	(100,190,000)	USD	111,919	9/2/26	3,144	—
GSI	CNH	(1,953,837)	USD	287,329	7/2/26	—	(430)
GSI	EUR	1,356,398	USD	(1,552,712)	7/24/26	—	(1,291)
GSI	EUR	(6,493,449)	USD	7,587,861	9/17/26	144,035	—
GSI	INR	17,552,813	USD	(186,138)	7/13/26	—	(825)
GSI	JPY	(72,279,164)	USD	448,000	7/24/26	2,575	—
GSI	JPY	(450,516,472)	USD	2,804,150	9/16/26	15,961	—
GSI	MXN	132,079,999	USD	(7,587,861)	9/17/26	—	(83,826)
GSI	NOK	100,823,330	USD	(10,641,771)	9/16/26	—	(467,102)
GSI	NZD	1,752,447	USD	(1,021,475)	9/16/26	—	(23,574)
GSI	SGD	5,198,914	USD	(4,066,538)	9/16/26	—	(26,007)
GSI	TWD	14,192,800	USD	(452,000)	7/1/26	—	(6,481)
GSI	TWD	(14,192,800)	USD	444,804	7/1/26	—	(715)
GSI	ZAR	(32,290,680)	USD	1,936,980	9/16/26	—	(21,955)
HSBC	AUD	890,650	USD	(623,222)	7/24/26	—	(6,867)
HSBC	BRL	39,930,815	USD	(7,722,740)	9/16/26	—	(129,926)
HSBC	CLP	1,210,858,710	USD	(1,347,000)	7/24/26	—	(33,094)
HSBC	CLP	(120,238,000)	USD	135,049	9/2/26	4,507	—
HSBC	EUR	9,805	USD	(11,610)	7/16/26	—	(399)
HSBC	EUR	(7,452,638)	USD	8,799,581	9/16/26	256,541	—
HSBC	HUF	772,381,443	USD	(2,499,967)	7/24/26	—	(22,160)
HSBC	IDR	(69,611,343,089)	USD	3,852,102	9/16/26	—	(11,145)
HSBC	IDR	40,700,910,531	USD	(2,263,551)	9/17/26	—	(4,928)
HSBC	JPY	793,785,683	USD	(4,942,658)	9/16/26	—	(30,019)
HSBC	MXN	(38,824,000)	USD	2,178,370	8/18/26	—	(32,614)
HSBC	PLN	5,460,039	USD	(1,459,085)	7/24/26	—	(7,703)
HSBC	THB	85,168,108	USD	(2,603,391)	7/24/26	—	(34,380)
HSBC	UYU	(6,280,192)	USD	155,262	8/24/26	—	(768)
JPM	AUD	(1,207,000)	USD	844,304	9/17/26	9,811	—
JPM	EUR	(3,918,109)	USD	4,540,183	9/16/26	48,812	—
JPM	EUR	2,025,082	USD	(2,355,838)	9/16/26	—	(34,464)
JPM	EUR	(198,000)	USD	229,562	9/17/26	2,583	—
JPM	GBP	3,395,035	USD	(4,540,183)	9/16/26	—	(36,852)
JPM	JPY	19,093,254,005	USD	(119,895,597)	9/16/26	—	(1,729,879)
MSC	AUD	(539,000)	USD	373,980	7/24/26	977	—
MSC	AUD	40,785,526	USD	(28,556,802)	9/16/26	—	(358,128)
MSC	BRL	(15,502,200)	USD	2,904,000	7/1/26	—	(98,195)
MSC	BRL	15,502,200	USD	(2,997,506)	7/1/26	4,689	—
MSC	BRL	(13,504,302)	USD	2,562,000	9/16/26	—	(5,833)
MSC	CLP	(42,084,738)	USD	47,395	9/2/26	1,705	—
MSC	CLP	(384,806,580)	USD	432,943	10/9/26	15,081	—
MSC	COP	1,986,819,700	USD	(569,604)	7/1/26	11,500	—
MSC	COP	(1,986,819,700)	USD	569,557	7/1/26	—	(11,547)
LVIP BlackRock Global Allocation Fund-45

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	EGP	(5,521,587)	USD	100,148	8/20/26	$—	$(9,541)
MSC	GBP	(724,191)	USD	965,145	9/16/26	4,545	—
MSC	MXN	38,824,000	USD	(2,061,751)	8/18/26	149,233	—
MSC	TRY	14,944,418	USD	(305,408)	8/24/26	1,209	—
RBC	GBP	(388,500)	USD	514,516	7/24/26	—	(801)
SGN	CNH	395,346,419	USD	(58,703,336)	9/16/26	—	(165,695)
SGN	CZK	(2,160,357)	USD	103,805	8/24/26	2,056	—
SGN	JPY	349,247,618	USD	(2,192,298)	9/16/26	—	(30,849)
UBS	CHF	(8,687,417)	USD	10,936,648	9/16/26	92,441	—
UBS	CZK	(1,198,676)	USD	56,355	8/24/26	—	(101)
UBS	EUR	9,475,938	USD	(10,936,648)	9/16/26	—	(74,276)
UBS	EUR	(12,472,200)	USD	14,346,677	9/16/26	49,659	—
UBS	GBP	1,133,351	USD	(1,522,631)	9/16/26	—	(19,302)
UBS	HUF	(46,794,520)	USD	149,186	8/24/26	—	(766)
UBS	JPY	2,303,287,321	USD	(14,346,677)	9/16/26	—	(91,925)
UBS	JPY	(452,158,606)	USD	2,809,538	9/16/26	11,186	—
UBS	MXN	26,181,579	USD	(1,506,665)	7/24/26	—	(12,633)
UBS	MXN	(83,180,990)	USD	4,813,082	8/24/26	78,362	—
UBS	TWD	233,161,804	USD	(7,351,551)	9/16/26	—	(51,649)
Total Foreign Currency Exchange Contracts						$3,254,088	$(6,849,984)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(883)	CBOT 10 Year U.S. Treasury Notes Futures	$(97,033,422)	$(96,337,386)	9/21/26	$—	$(696,036)
(603)	CBOT 2 Year U.S. Treasury Notes Futures	(124,298,086)	(124,385,643)	9/30/26	87,557	—
(1,494)	CBOT 5 Year U.S. Treasury Notes Futures	(159,928,031)	(159,705,107)	9/30/26	—	(222,924)
93	CBOT U.S. Long Bond Futures	10,555,500	10,371,816	9/21/26	183,684	—
110	Eurex 10 Year Euro BUND Futures	16,004,854	15,878,585	9/8/26	126,269	—
334	Eurex 2 Year Euro SCHATZ Futures	40,437,342	40,321,384	9/8/26	115,958	—
(8)	Eurex 30 Year Euro BUXL Futures	(1,016,640)	(987,199)	9/8/26	—	(29,441)
629	Eurex 5 Year Euro BOBL Futures	82,923,068	82,385,082	9/8/26	537,986	—
28	Eurex Short-term Euro-BTP Futures	3,424,829	3,411,160	9/8/26	13,669	—
204	Euro-BTP Italian Bond Futures	27,819,337	27,549,013	9/8/26	270,324	—
71	French Government Bond Futures	9,733,329	9,639,729	9/8/26	93,600	—
74	Long Gilt Futures	8,756,612	8,669,851	9/28/26	86,761	—
42	SFE 10 Year Australian Bond Futures	3,193,351	3,169,234	9/15/26	24,117	—
113	Three-Month SOFR Futures	27,151,075	27,316,298	3/14/28	—	(165,223)
113	Three-Month SOFR Futures	27,184,975	27,254,120	3/20/29	—	(69,145)
16	TSE Japanese 10 Year Bond Futures	12,573,080	12,568,195	9/14/26	4,885	—
(1,519)	Ultra 10 Year U.S. Treasury Notes Futures	(170,840,031)	(168,874,826)	9/21/26	—	(1,965,205)
656	Ultra U.S. Treasury Bond Futures	76,198,500	74,489,137	9/21/26	1,709,363	—
					3,254,173	(3,147,974)
Equity Contracts:
(1)	CBOE Volatility Index Futures	(17,951)	(20,697)	7/22/26	2,746	—
(2)	CBOE Volatility Index Futures	(37,898)	(38,634)	8/19/26	736	—
1	CBOE Volatility Index Futures	20,436	23,004	10/21/26	—	(2,568)
2	CBOE Volatility Index Futures	41,408	45,456	12/16/26	—	(4,048)
(1)	CBOE Volatility Index Futures	(21,550)	(22,597)	1/20/27	1,047	—
1	CBOE Volatility Index Futures	21,785	22,753	2/17/27	—	(968)
(287)	CME E-mini NASDAQ 100 Index Futures	(175,204,890)	(172,031,835)	9/18/26	—	(3,173,055)
134	CME E-mini Russell 2000 Index Futures	20,405,520	19,888,756	9/18/26	516,764	—
201	CME E-mini S&P 500 Index Futures	75,859,912	76,554,729	9/18/26	—	(694,817)
1	E-mini S&P 500 Equal Weight Futures	173,710	173,287	9/18/26	423	—
48	Eurex EURO STOXX 50 Futures	3,485,935	3,437,908	9/18/26	48,027	—
231	Eurex EURO STOXX Banks Index Futures	3,884,545	3,774,301	9/18/26	110,244	—
LVIP BlackRock Global Allocation Fund-46

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Futures Contracts1 (continued)
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts: (continued)
(17)	FTSE 100 Index Futures	$(2,377,071)	$(2,359,055)	9/18/26	$—	$(18,016)
95	IFSC NIFTY 50 Index Futures	4,560,855	4,579,170	7/28/26	—	(18,315)
36	KFE KOSPI 200 Index Futures	8,045,569	7,367,802	9/10/26	677,767	—
(3)	Micro E-mini NASDAQ-100 Futures	(183,141)	(185,202)	9/18/26	2,061	—
112	OSE Nikkei 225 Index Futures	48,348,842	44,686,441	9/10/26	3,662,401	—
					5,022,216	(3,911,787)
Total Futures Contracts					$8,276,389	$(7,059,761)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(9,408)	$(5,864)	$—	$(3,544)
CDX.NA.HY.44 - Quarterly[4]	4,888,240	(5.00%)	6/20/30	(415,112)	(285,395)	—	(129,717)
CDX.NA.HY.45 - Quarterly[4]	1,723,820	(5.00%)	12/20/30	(142,477)	(118,690)	—	(23,787)
CDX.NA.IG.44 - Quarterly[5]	2,498,481	(1.00%)	6/20/30	(52,825)	(45,181)	—	(7,644)
CDX.NA.IG.46 - Quarterly[5]	245,000	(1.00%)	6/20/31	(5,440)	(5,351)	—	(89)
ITRAXX.XO.44 - Quarterly[6]	EUR 7,283,400	(5.00%)	12/20/30	(967,677)	(679,178)	—	(288,499)
					(1,139,659)	—	(453,280)
Protection Sold
CDX.NA.HY.39- Quarterly[4]	1,934,682	(5.00%)	12/20/27	92,450	(8,790)	101,240	—
CDX.NA.HY.41- Quarterly[4]	3,734,976	(5.00%)	12/20/28	253,415	69,046	184,369	—
CDX.NA.IG.39- Quarterly[5]	1,578,595	(1.00%)	12/20/27	19,229	722	18,507	—
ITRAXX Europe.42- Quar- terly[6]	EUR 8,354,706	(5.00%)	12/20/29	974,810	498,423	476,387	—
ITRAXX Europe.42- Quar- terly[6]	EUR 1,212,240	(5.00%)	6/20/30	162,008	111,380	50,628	—
ITRAXX.XO.45 - Quarterly[6]	EUR 4,541,584	(5.00%)	6/20/31	575,369	559,634	15,735	—
					1,230,415	846,866	—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
DB Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	12/20/28	$(13,363)	$(2,180)	$—	$(11,183)
JPM Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	6/20/29	(15,067)	6,423	—	(21,490)
JPM Credit Suisse Group 5.00 - 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(14,889)	10,974	—	(25,863)
JPM DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	85,000	(5.00%)	6/20/29	(8,356)	(5,663)	—	(2,693)
JPM DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	170,000	(5.00%)	12/20/30	(16,425)	(22,262)	5,837	—
GSI Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	915,000	(1.00%)	6/20/31	(4,760)	13,195	—	(17,955)
					487	5,837	(79,184)
LVIP BlackRock Global Allocation Fund-47

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Sold
BOA Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.38 - 05/21/2030 - Quarterly	EUR 89,000	(5.00%)	6/20/31	$12,693	$10,624	$2,069	$—
JPM Altice France SA 4.75 - 10/15/2030 - Quarterly	EUR 476,000	(5.00%)	6/20/27	17,348	7,667	9,681	—
MSC Altice France SA 4.75 - 10/15/2030 - Quarterly	EUR 145,000	(5.00%)	6/20/27	5,285	3,120	2,165	—
MSC Altice France SA 4.75 - 10/15/2030 - Quarterly	EUR 121,000	(5.00%)	12/20/27	6,345	3,947	2,398	—
JPM Altice France SA 4.75 - 10/15/2030 - Quarterly	EUR 222,000	(5.00%)	12/20/27	11,641	9,140	2,501	—
BNP Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 212,000	(5.00%)	12/20/30	36,798	24,522	12,276	—
JPM Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 238,907	(5.00%)	12/20/30	41,469	28,942	12,527	—
JPM Forvia SE 2.38 - 06/15/2026 - Quarterly	EUR 113,000	(5.00%)	12/20/30	14,185	9,744	4,441	—
BNP ITRAXX.XO.42 - Quar- terly[7]	EUR 743,000	(5.00%)	12/20/29	115,979	63,406	52,573	—
BNP ITRAXX.XO.42 - Quar- terly[7]	EUR 425,000	(5.00%)	12/20/29	40,883	22,159	18,724	—
BNP ITRAXX.XO.42 - Quar- terly[7]	EUR 425,000	(5.00%)	12/20/29	40,883	22,778	18,105	—
BOA TeamSystem SpA 3.50 - 02/15/2028	EUR 110,000	(5.00%)	6/20/31	6,850	3,830	3,020	—
JPM Virgin Media Finance PLC 3.75 - 07/15/20230 - Quarterly	EUR 218,000	(5.00%)	12/20/28	1,802	16,316	—	(14,514)
GSI Virgin Media Finance PLC 3.75 - 07/15/20230 - Quarterly	EUR 131,000	(5.00%)	12/20/28	1,083	9,480	—	(8,397)
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	85,000	(5.00%)	12/20/30	14,233	13,909	324	—
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	45,000	(5.00%)	12/20/30	7,535	7,363	172	—
JPM Zegona Finance PLC 6.75 - 07/15/2029 - Quarterly	EUR 140,000	(5.00%)	6/20/31	24,231	20,564	3,667	—
DB ZF Europe Finance BV 2.50 10/23/2027 - Quarterly	EUR 214,000	(5.00%)	12/20/28	18,989	12,780	6,209	—
DB Ziggo Bond Co. BV 5.13 - 02/28/20230 - Quarterly	EUR 241,000	(5.00%)	12/20/30	1,155	6,410	—	(5,255)
GSI Ziggo Bond Co. BV 5.13 - 02/28/20230 - Quarterly	EUR 221,000	(5.00%)	12/20/30	1,059	3,002	—	(1,943)
					299,703	150,852	(30,109)
					300,190	156,689	(109,293)
Total CDS Contracts					$390,946	$1,003,555	$(562,573)
LVIP BlackRock Global Allocation Fund-48

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contract1
Inflation Swap Contract
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$31,525	$31,525	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
GBP 95,425,000	3.18	SONIA12M	Pay	At Maturity	2/10/28	$(1,072,856)	$143	$—	$(1,072,999)
EUR 3,655,837	0.02	EURIBOR06M	Receive	Annual/Semiannual	8/26/31	571,254	42	571,212	—
ZAR 32,110,438	9.90	JIBAR03M	Pay	Quarterly	9/20/33	257,509	21	257,488	—
ZAR 16,055,219	9.92	JIBAR03M	Pay	Quarterly	9/20/33	129,993	14	129,979	—
ZAR 16,055,220	9.90	JIBAR03M	Pay	Quarterly	9/20/33	128,809	14	128,795	—
1,669,600	4.25	SOFR12M	Receive	Annual	9/29/43	(14,406)	984	—	(15,390)
EUR 8,364,000	2.34	1 day EUR STR	Pay	Annual	1/19/33	(95,565)	77	—	(95,642)
5,872,019	3.65	SOFR12M	Receive	Annual	11/3/53	539,003	172	538,831	—
5,476,382	3.46	SOFR12M	Receive	Annual	12/15/36	257,369	91	257,278	—
27,046,000	3.27	SOFR12M	Receive	Annual	2/5/28	360,668	47	360,621	—
26,837,722	3.45	SOFR12M	Receive	Annual	1/26/28	263,532	45	263,487	—
ZAR 1,079,735	6.92	JIBAR03M	Receive	Quarterly	9/23/26	13	—	13	—
ZAR 13,258,493	7.25	JIBAR03M	Receive	Quarterly	3/19/27	(143)	2	—	(145)
47,945,300	3.65	SOFR12M	Receive	Annual	11/2/54	4,417,352	14,408	4,402,944	—
PLN 5,448,860	5.24	WIBOR06M	Receive	Annual/Semiannual	9/19/26	(49,533)	1	—	(49,534)
PLN 4,544,998	5.14	WIBOR06M	Receive	Annual/Semiannual	3/19/27	(15,181)	—	—	(15,181)
PLN 2,726,998	5.13	WIBOR06M	Receive	Annual/Semiannual	3/19/27	(9,016)	—	—	(9,016)
ZAR 25,090,581	7.94	JIBAR03M	Receive	Quarterly	3/19/30	(31,604)	9	—	(31,613)
ZAR 25,450,216	6.94	JIBAR03M	Receive	Quarterly	9/17/26	221	—	221	—
ZAR 5,839,261	6.99	JIBAR03M	Receive	Quarterly	9/17/27	1,266	1	1,265	—
ZAR 11,050,309	7.60	JIBAR03M	Receive	Quarterly	9/17/30	(6,634)	6	—	(6,640)
PLN 3,202,709	3.97	WIBOR06M	Receive	Annual/Semiannual	9/17/27	(18,903)	1	—	(18,904)
PLN 2,399,768	4.21	WIBOR03M	Receive	At Maturity/Quarterly	9/17/26	(21,202)	—	—	(21,202)
11,231,000	4.20	SOFR12M	Pay	Annual	10/23/27	58,735	17	58,718	—
GBP 6,812,320	4.12	SONIA12M	Pay	Annual	11/17/28	40,056	149	39,907	—
GBP 1,143,000	4.12	SONIA12M	Pay	Annual	11/21/28	6,721	31	6,690	—
26,837,722	4.00	SOFR12M	Pay	Annual	1/26/28	23,725	46	23,679	—
EUR 17,369,716	3.00	EURIBOR06M	Pay	Annual/Semiannual	3/5/29	217,665	—	217,665	—
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/6/54	(706,844)	70	—	(706,914)
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/11/54	(706,538)	72	—	(706,610)
149,684,400	4.73	SOFR12M	Pay	Annual	4/26/27	1,170,346	22,424	1,147,922	—
201,791,100	4.50	SOFR12M	Pay	Annual	4/26/29	3,227,407	128,836	3,098,571	—
142,128,400	4.35	SOFR12M	Pay	Annual	4/26/34	3,943,469	207,648	3,735,821	—
5,854,900	4.07	SOFR12M	Pay	Annual	4/26/54	(127,506)	23,576	—	(151,082)
EUR 19,803,303	2.90	EURIBOR06M	Pay	Annual/Semiannual	4/30/29	141,643	113	141,530	—
28,228,500	4.00	SOFR12M	Pay	Annual	5/6/29	48,771	149	48,622	—
33,768,180	4.15	SOFR12M	Pay	Annual	5/30/27	57,924	49	57,875	—
33,768,180	4.10	SOFR12M	Pay	Annual	5/30/27	41,412	46	41,366	—
EUR 14,337,950	2.87	EURIBOR06M	Pay	Annual/Semiannual	6/11/29	74,184	87	74,097	—
12,384,311	4.35	SOFR12M	Pay	Annual	7/22/26	59,828	2	59,826	—
13,979,605	3.66	SOFR12M	Pay	Annual	10/10/29	(130,110)	86	—	(130,196)
9,414,413	3.66	SOFR12M	Pay	Annual	10/10/34	(212,773)	129	—	(212,902)
43,538,712	4.00	SOFR12M	Pay	Annual	10/28/26	101,798	32	101,766	—
GBP 5,400,000	4.10	SONIA12M	Pay	Annual	11/7/54	(753,338)	24,443	—	(777,781)
MXN 106,952,390	9.26	MTIIE01M	Pay	Monthly	11/18/26	76,428	3	76,425	—
MXN 98,015,509	9.04	MTIIE01M	Pay	Monthly	11/14/29	280,637	28	280,609	—
15,196,881	3.67	SOFR12M	Pay	Annual	12/26/34	(334,536)	212	—	(334,748)
CZK 12,648,096	3.46	PRIBOR06M	Pay	Annual/Semiannual	3/19/30	(13,369)	5	—	(13,374)
HUF 135,981,220	6.50	6 mo. HUF BIBOR	Pay	Annual/Semiannual	3/19/27	2,430	1	2,429	—
HUF 54,004,106	6.55	6 mo. HUF BIBOR	Pay	Annual/Semiannual	3/19/30	9,402	2	9,400	—
LVIP BlackRock Global Allocation Fund-49

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
CZK 5,649,630	3.66	PRIBOR06M	Pay	Annual/Semiannual	6/18/30	$(4,248)	$498	$—	$(4,746)
CZK 3,150,321	3.56	PRIBOR06M	Pay	Annual/Semiannual	6/18/30	(2,922)	2	—	(2,924)
HUF 319,000,000	5.76	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/27	28,370	1	28,369	—
HUF 200,381,316	5.68	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/27	16,838	2	16,836	—
HUF 23,784,309	5.96	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/30	5,108	—	5,108	—
CZK 9,446,078	3.41	PRIBOR06M	Pay	Annual/Semiannual	9/17/30	(4,416)	4	—	(4,420)
EUR 3,472,601	2.20	EURIBOR06M	Pay	Annual/Semiannual	6/4/30	(76,298)	31	—	(76,329)
CZK 13,851,000	3.55	PRIBOR06M	Pay	Annual/Semiannual	9/17/30	(2,044)	7	—	(2,051)
MXN 6,909,000	7.82	MTIIE01M	Pay	Monthly	6/7/30	4,035	3	4,032	—
40,431,000	3.23	SOFR12M	Pay	At Maturity	12/11/27	(341,827)	38	—	(341,865)
MXN 4,531,122	8.27	MTIIE01M	Pay	Monthly	12/5/35	3,733	5	3,728	—
MXN 6,902,039	8.65	MTIIE01M	Receive	Monthly	2/7/30	(15,261)	3	—	(15,264)
MXN 3,039,773	7.73	MTIIE01M	Receive	Monthly	5/6/30	(1,265)	1	—	(1,266)
BRL 10,007,573	13.88	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	10,636	4	10,632	—
MXN 46,428,761	6.91	MTIIE01M	Receive	Monthly	9/11/26	(2,250)	1	—	(2,251)
COP 1,769,910,000	11.19	1 day COP IBR	Receive	Quarterly	9/16/30	(15,947)	5	—	(15,952)
2,020,000	3.90	SOFR12M	Receive	Annual	6/17/28	3,687	9	3,678	—
MXN 29,053,000	6.98	MTIIE01M	Receive	Monthly	6/15/28	3,877	8	3,869	—
12,000,000	3.70	SOFR12M	Pay	Annual	1/6/35	(238,030)	169	—	(238,199)
39,265,000	4.07	SOFR12M	Pay	Annual	1/14/27	105,344	49	105,295	—
14,863,600	4.00	SOFR12M	Pay	Annual	1/23/30	56,414	100	56,314	—
15,688,892	3.23	SOFR12M	Pay	Annual	2/19/30	(396,773)	108	—	(396,881)
12,597,022	3.90	SOFR12M	Pay	Annual	2/24/30	(989)	87	—	(1,076)
11,860,000	3.75	SOFR12M	Pay	Annual	3/27/35	(200,975)	172	—	(201,147)
MXN 4,391,000	7.72	MTIIE01M	Pay	Monthly	6/24/30	1,719	2	1,717	—
5,901,374	3.75	SOFR12M	Pay	Annual	7/9/35	(116,311)	86	—	(116,397)
MXN 25,841,000	7.69	MTIIE01M	Pay	Monthly	7/30/30	7,525	10	7,515	—
26,455,278	3.50	SOFR12M	Pay	Annual	8/20/28	(348,130)	145	—	(348,275)
BRL 2,319,000	13.14	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(15,600)	3	—	(15,603)
BRL 4,724,000	13.01	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(34,605)	6	—	(34,611)
BRL 2,177,000	13.80	BRL-CDI 1 Day	Pay	At Maturity	1/3/28	(1,672)	1	—	(1,673)
BRL 4,388,000	13.75	BRL-CDI 1 Day	Pay	At Maturity	1/3/28	(3,852)	3	—	(3,855)
BRL 4,753,635	14.01	BRL-CDI 1 Day	Pay	At Maturity	1/3/28	143	4	139	—
81,661,259	3.50	SOFR12M	Pay	At Maturity	6/10/27	(389,481)	99	—	(389,580)
COP 3,206,931,000	11.74	1 day COP IBR	Pay	Quarterly	9/16/28	13,610	4	13,606	—
2,020,000	3.80	SOFR12M	Pay	Annual	6/17/28	(7,745)	9	—	(7,754)
PLN 1,204,830	4.08	WIBOR06M	Receive	Annual/Semiannual	12/17/30	(8,521)	3	—	(8,525)
PLN 1,223,085	4.08	WIBOR06M	Receive	Annual/Semiannual	12/17/30	(8,680)	3	—	(8,683)
PLN 1,223,085	4.10	WIBOR06M	Receive	Annual/Semiannual	12/17/30	(8,903)	3	—	(8,906)
THB 1,284,110	1.35	1 day THB THOR	Receive	Quarterly	9/17/35	1,955	850	1,105	—
CZK 2,198,700	3.62	PRIBOR06M	Receive	Annual/Semiannual	3/18/31	2,168	2	2,166	—
CZK 2,191,895	3.58	PRIBOR06M	Receive	Annual/Semiannual	3/18/31	2,328	1	2,327	—
PLN 1,866,000	4.12	WIBOR06M	Receive	Annual/Semiannual	6/17/31	(3,446)	5	—	(3,451)
JPY 626,095,010	1.32	TONAR12M	Receive	Annual	3/30/28	(2,802)	16	—	(2,818)
JPY 616,250,505	1.32	TONAR12M	Receive	Annual	3/30/28	(2,589)	16	—	(2,605)
JPY 619,627,558	1.34	TONAR12M	Receive	Annual	3/30/28	(4,093)	15	—	(4,108)
JPY 619,917,442	1.39	TONAR12M	Receive	Annual	3/30/28	(7,867)	16	—	(7,883)
JPY 572,231,485	1.38	TONAR12M	Receive	Annual	3/30/28	(6,844)	15	—	(6,859)
PLN 2,380,000	4.22	WIBOR06M	Receive	Annual/Semiannual	6/17/31	(7,185)	7	—	(7,192)
CZK 39,738,000	4.15	PRIBOR06M	Receive	Annual/Semiannual	6/17/28	(3,576)	9	—	(3,585)
KRW 133,717,000	3.87	3 mo. KRW COD Rate	Receive	Quarterly	6/17/36	357	2	355	—
ZAR 14,294,000	7.29	JIBAR03M	Receive	Quarterly	9/16/29	695	9	686	—
THB 1,284,110	1.38	1 day THB THOR	Pay	Quarterly	9/17/35	(1,871)	—	—	(1,871)
JPY 29,450,000	2.58	TONAR12M	Pay	Annual	10/8/55	(24,894)	7	—	(24,901)
GBP 2,686,100	4.45	SONIA12M	Pay	Annual	12/4/55	(173,076)	79	—	(173,155)
JPY 178,257,397	2.89	TONAR12M	Pay	Annual	3/30/56	(97,281)	40	—	(97,321)
JPY 176,907,331	2.87	TONAR12M	Pay	Annual	3/30/56	(101,317)	39	—	(101,356)
JPY 177,108,205	2.88	TONAR12M	Pay	Annual	3/30/56	(98,034)	39	—	(98,074)
JPY 176,779,290	2.95	TONAR12M	Pay	Annual	3/30/56	(84,286)	39	—	(84,325)
JPY 208,360,777	2.98	TONAR12M	Pay	Annual	3/30/56	(90,599)	46	—	(90,645)
HUF 39,374,840	5.65	6 mo. HUF BIBOR	Pay	Annual/Semiannual	6/18/36	4,505	1	4,504	—
HUF 38,608,067	5.54	6 mo. HUF BIBOR	Pay	Annual/Semiannual	6/18/36	3,952	2	3,950	—
HUF 38,775,928	5.49	6 mo. HUF BIBOR	Pay	Annual/Semiannual	6/18/36	3,746	1	3,745	—
LVIP BlackRock Global Allocation Fund-50

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
KRW 1,099,870,000	3.67	3 mo. KRW COD Rate	Pay	Quarterly	6/17/31	$(6,045)	$8	$—	$(6,053)
EUR 16,166,000	2.94	EURIBOR06M	Pay	Annual/Semiannual	4/27/36	72,048	319	71,729	—
CZK 6,182,046	4.44	PRIBOR06M	Pay	Annual/Semiannual	6/17/31	4,498	3	4,495	—
KRW 573,031,000	3.71	3 mo. KRW COD Rate	Pay	Quarterly	6/17/28	109	2	107	—
CZK 6,955,000	4.31	PRIBOR06M	Pay	Annual/Semiannual	6/17/31	3,171	4	3,167	—
CZK 3,426,000	4.31	PRIBOR06M	Pay	Annual/Semiannual	6/17/31	1,525	2	1,523	—
CZK 2,582,000	4.61	PRIBOR06M	Pay	Annual/Semiannual	6/17/31	2,848	1	2,847	—
CZK 2,582,000	4.59	PRIBOR06M	Pay	Annual/Semiannual	6/17/31	2,736	1	2,735	—
KRW 1,186,856,000	3.97	3 mo. KRW COD Rate	Pay	Quarterly	9/16/28	2,079	4	2,075	—
CZK 16,128,000	4.31	PRIBOR06M	Pay	Annual/Semiannual	9/16/28	2,876	4	2,872	—
THB 18,699,679	2.07	1 day THB THOR	Pay	Quarterly	9/16/36	2,899	10	2,889	—
THB 5,041,019	2.09	1 day THB THOR	Pay	Quarterly	9/16/36	1,035	3	1,032	—
ZAR 14,266,000	7.31	JIBAR03M	Pay	Quarterly	9/16/27	(446)	3	—	(449)
ZAR 9,222,000	7.41	JIBAR03M	Pay	Quarterly	9/16/31	(125)	6	—	(131)
ZAR 8,276,000	7.62	JIBAR03M	Pay	Quarterly	9/16/33	1,065	7	1,058	—
ZAR 3,547,000	7.47	JIBAR03M	Pay	Quarterly	9/16/33	(1,317)	3	—	(1,320)
							$427,658	$16,511,257	$(7,336,208)

Counter- party	Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter
BNP	BRL 19,423,774	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	$(462,812)	$—	$—	$(462,812)
BNP	BRL 108,408	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(2,585)	—	—	(2,585)
BNP	BRL 14,282,031	10.03	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(349,861)	—	—	(349,861)
BNP	CLP 126,691,000	5.42	1 day CLP CAMARA	Receive	Semi-Annual	6/17/36	(3,290)	—	—	(3,290)
BOA	BRL 20,244,680	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(482,775)	—	—	(482,775)
BOA	BRL 16,337,393	9.97	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(398,338)	—	—	(398,338)
BOA	BRL 34,608,328	13.12	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(268,132)	—	—	(268,132)
BOA	BRL 8,616,553	13.00	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(73,512)	—	—	(73,512)
BOA	BRL 7,403,883	12.95	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(65,936)	—	—	(65,936)
BRC	BRL 1,750,821	14.03	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(1,702)	—	—	(1,702)
BRC	BRL 771,090	13.33	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(5,234)	—	—	(5,234)
BRC	BRL 3,577,000	13.34	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(22,638)	—	—	(22,638)
BRC	BRL 13,256,236	13.00	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(113,095)	—	—	(113,095)
GSI	CLP 1,239,062,000	4.44	1 day CLP CAMARA	Receive	Semi-Annual	12/17/27	(175)	—	—	(175)
GSI	CLP 1,389,596,000	4.82	1 day CLP CAMARA	Receive	Semi-Annual	6/17/28	(11,495)	—	—	(11,495)
GSI	CLP 391,336,000	4.81	1 day CLP CAMARA	Receive	Semi-Annual	6/17/28	(3,159)	—	—	(3,159)
HSBC	COP 771,667,000	11.20	1 day COP IBR	Pay	Quarterly	9/16/28	1,161	—	1,161	—
								—	1,161	(2,264,739)
Total IRS Contracts								$427,658	$16,512,418	$(9,600,947)
Swap Contracts1
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
DB- Receive amounts based on Deutsche Bank Variable No- tional Long-Short Credit Index and pay variable quarterly pay- ments based on 3 mo. U.S. T-Bill Rate	2,325	(3.74%)	12/11/26	$539	$539	$—
LVIP BlackRock Global Allocation Fund-51

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
JPM- Receive variable amounts based on SOFR12M and pay quarterly payments based on JPMorgan Emerging Markets FX Volatility Carry Index	871	(1.00%)	12/18/26	$420	$420	$—
CBK- Receive variable amounts based on SOFR12M and pay quarterly payments based on Citi Equity U.S. 1W Volatility Carry Index	670	0.00%☐	12/18/26	911	911	—
GSI- Receive variable amounts based on SOFR12M and pay quarterly payments based on Goldman GSVLTYI2 Index	714	(1.00%)	12/18/26	(439)	—	(439)
GSI- Receive variable amounts based on SOFR12M and pay quarterly payments based on Goldman Sachs Systematic Skew Index	591	(1.00%)	12/18/26	619	619	—
BNP- Receive variable amounts based on SOFR12M and pay quarterly payments based on BNP Paribas Commodity Time- Series Backwardation ex-AL Index	350	(0.30%)	12/18/26	(64)	—	(64)
BNP- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	19,784	(3.94%)	9/18/26	(44)	—	(44)
BNP- Receive amounts based on iShares iBoxx USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	113,006	(3.14%)	9/18/26	(2,871)	—	(2,871)
JPM- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	74,549	(3.84%)	9/18/26	(104)	—	(104)
BOA- Receive amounts based on iShares iBoxx USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	18,700	(3.44%)	9/18/26	(575)	—	(575)
CBK- Receive variable amounts based on SOFR12M and pay at maturity payments based on iShares iBoxx USD High Yield Corporate Bond ETF	(41,908)	2.84%	9/18/26	842	842	—
LVIP BlackRock Global Allocation Fund-52

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
JPM- Receive amounts based on iShares iBoxx USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	31,094	(3.24%)	9/18/26	$(845)	$—	$(845)
MSC- Receive amounts based on iShares iBoxx USD High Yield Corporate Bond ETF and pay variable at maturity payments based on SOFR12M	28,159	(3.14%)	9/18/26	(715)	—	(715)
Total TRS Contracts					$3,331	$(5,657)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]		Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Brazil
JPM - Paramount Skydance Corp. - Monthly	3,141	3.82%	7/8/2026		32,635	$(1,665)	$—	$(1,665)
France
JPM RESET- Hermes International SCA - Monthly	64	2.44%	7/8/2026	EUR	106,131	(2,753)	—	(2,753)
JPM RESET- LVMH Moet Hennessy Louis Vuitton SE - Monthly	432	2.44%	7/8/2026	EUR	210,295	685	685	—
Germany
CBK CITIDEFFXXX- OHB SE - Monthly	874	2.44%	7/22/2026	EUR	261,010	(14,412)	—	(14,412)
JPM - Rheinmetall AG - Monthly	65	2.44%	7/8/2026	EUR	78,862	(13,287)	—	(13,287)
Hong Kong
JPM - Alibaba Group Holding Ltd. - Monthly	829	3.97%	7/8/2026	HKD	98,528	(20,534)	—	(20,534)
JPM - Baidu, Inc. - Monthly	861	3.97%	7/8/2026	HKD	99,906	(3,473)	—	(3,473)
JPM - Bilibili, Inc. - Monthly	306	3.82%	7/8/2026	HKD	44,035	(3,163)	—	(3,163)
JPM RESET- Eastroc Beverage Group Co. Ltd. - Monthly	488	3.97%	7/8/2026	HKD	64,360	(11,964)	—	(11,964)
JPM - JD.com, Inc. - Monthly	816	3.97%	7/8/2026	HKD	92,684	(11,081)	—	(11,081)
JPM - Kuaishou Technology - Monthly	956	4.51%	7/8/2026	HKD	42,240	(2,011)	—	(2,011)
CBK RESET- Meituan - Monthly	38,400	3.92%	7/22/2026		352,662	(13,692)	—	(13,692)
JPM - NetEase, Inc. - Monthly	446	3.97%	7/8/2026	HKD	83,823	6,122	6,122	—
JPM - Ningbo Joyson Electronic Corp. - Monthly	2,678	3.97%	7/8/2026	HKD	42,363	(7,895)	—	(7,895)
JPM RESET- Sany Heavy Industry Co. Ltd. - Monthly	6,860	3.97%	7/8/2026	HKD	147,176	(19,470)	—	(19,470)
JPM - Sunny Optical Technology Group Co. Ltd. - Monthly	995	3.93%	7/8/2026	HKD	76,733	(15,600)	—	(15,600)
JPM - Tencent Holdings Ltd. - Monthly	204	4.49%	7/8/2026	HKD	91,133	(2,777)	—	(2,777)
JPM - Xiaomi Corp. - Monthly	2,423	3.97%	7/8/2026	HKD	66,377	(13,558)	—	(13,558)
JPM - XPeng, Inc. - Monthly	739	3.82%	7/8/2026	HKD	45,883	(7,583)	—	(7,583)
Italy
JPM PARBITMM031- Ferrari NV - Monthly	328	2.44%	7/8/2026	EUR	103,021	4,682	4,682	—
JPM RESET- Prysmian SpA - Monthly	694	2.44%	7/8/2026	EUR	104,084	(948)	—	(948)
Japan
BRC - Rigaku Holdings Corp. - Monthly	6	0.98%	7/22/2026	JPY	17,642	(1,945)	—	(1,945)
Netherlands
CBK CITTGB2LXXX- ABN AMRO Bank NV - Monthly	29,810	3.88%	7/22/2026		1,243,677	24,196	24,196	—
JPM RESET- CSG NV - Monthly	33,590	2.28%	7/8/2026	EUR	496,097	(62,478)	—	(62,478)
Saudi Arabia
JPM - Derayah Financial Co. - Monthly	10,647	4.37%	7/8/2026		63,808	(838)	—	(838)
JPM - Rasan Information Technology Co. - Monthly	7,354	4.37%	7/8/2026		301,458	1,141	1,141	—
Spain
JPM - Cirsa Enterprises SA - Monthly	12,219	2.44%	7/8/2026	EUR	152,914	(17)	—	(17)
JPM - Iberdrola SA - Monthly	300	3.88%	7/8/2026		6,844	623	623	—
Switzerland
JPM RESET- ams-OSRAM AG - Monthly	986	0.22%	7/8/2026	CHF	17,642	(144)	—	(144)
JPM - SMG Swiss Marketplace Group AG - Monthly	339	3.88%	7/8/2026		11,060	(306)	—	(306)
LVIP BlackRock Global Allocation Fund-53

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]		Value	Unrealized Appreciation	Unrealized Depreciation

United Arab Emirates
JPM - Emirates Integrated Telecommunications Co. PJSC - Monthly	111,139	4.37%	7/8/2026		357,078	$(12,114)	$—	$(12,114)
United Kingdom
JPM - RELX PLC - Monthly	1,317	3.98%	7/8/2026	GBP	34,472	(2,889)	—	(2,889)
JPM 784- Standard Chartered PLC - Monthly	8,014	3.87%	7/8/2026		218,044	(1,325)	—	(1,325)
United States
JPM - AMC Global Media, Inc. - Monthly	20,226	3.82%	7/8/2026		195,788	6,068	6,068	—
CBK HUB ADJ- Amcor PLC - Monthly	1	3.82%	7/22/2026		41	3	3	—
JPM RESET- Annaly Capital Management, Inc. - Monthly	4,589	3.82%	7/8/2026		96,185	6,425	6,425	—
JPM JPMSUS3X- Citigroup, Inc. - Monthly	12,257	3.82%	7/8/2026		1,765,810	(50,321)	—	(50,321)
JPM - Eagle Bancorp, Inc. - Monthly	3,766	3.82%	7/8/2026		103,264	3,653	3,653	—
JPM - Flagstar Bank NA - Monthly	68,567	3.82%	7/8/2026		966,109	58,282	58,282	—
Total Long Equities							$111,880	$(298,243)
Short Equities
Australia
JPM - ASX Ltd. - Monthly	12,473	3.41%	7/8/2026		433,218	(27,075)	—	(27,075)
JPM - Cochlear Ltd. - Monthly	2,110	3.37%	7/8/2026		166,817	(10,414)	—	(10,414)
JPM - Iluka Resources Ltd. - Monthly	82,332	3.37%	7/8/2026		432,949	27,593	27,592	—
JPM - Lynas Rare Earths Ltd. - Monthly	25,021	3.39%	7/8/2026		305,658	(8,302)	—	(8,303)
JPM - Northern Star Resources Ltd. - Monthly	60,916	3.39%	7/8/2026		830,414	23,906	23,906	—
JPM - SGH Ltd. - Monthly	5,305	3.37%	7/8/2026		155,773	(15,583)	—	(15,583)
JPM - Sigma Healthcare Ltd. - Monthly	439,058	3.37%	7/8/2026		904,934	68,939	68,939	—
Belgium
CBK - Anheuser-Busch InBev SA - Monthly	22,882	3.36%	7/22/2026		1,855,271	(35,464)	—	(35,464)
Brazil
CBK - Alexandria Real Estate Equities, Inc. - Monthly	5,569	3.47%	7/22/2026		282,515	(11,806)	—	(11,806)
CBK - Baxter International, Inc. - Monthly	62,179	3.47%	7/22/2026		1,222,439	(103,217)	—	(103,217)
CBK - Builders FirstSource, Inc. - Monthly	5,933	3.47%	7/22/2026		458,799	(72,086)	—	(72,086)
JPM - Cosan SA - Monthly	207,850	1.12%	7/8/2026		137,753	(10,818)	—	(10,818)
CBK - Cosan SA - Monthly	557,370	3.32%	7/22/2026		396,276	(2,131)	—	(2,131)
CBK - Expand Energy Corp. - Monthly	20,527	3.47%	7/22/2026		1,815,457	(56,400)	—	(56,400)
CBK - International Paper Co. - Monthly	63,054	3.47%	7/22/2026		2,326,062	(76,295)	—	(76,295)
JPM - Localiza Rent a Car SA - Monthly	3	2.27%	7/8/2026		23	(1)	—	(1)
CBK - Super Micro Computer, Inc. - Monthly	24,216	3.47%	7/22/2026		839,118	128,863	128,863	—
Canada
CBK - Alamos Gold, Inc. - Monthly	6,909	3.42%	7/22/2026		220,764	11,289	11,289	—
JPM - Constellation Software, Inc. - Monthly	105	3.37%	7/8/2026		218,276	20,602	20,602	—
CBK - Descartes Systems Group, Inc. - Monthly	10,031	3.42%	7/22/2026		667,785	(26,976)	—	(26,976)
CBK - Equinox Gold Corp. - Monthly	28,850	3.42%	7/22/2026		294,298	13,172	13,172	—
JPM - Gildan Activewear, Inc. - Monthly	4,200	3.37%	7/8/2026		237,186	20,648	20,648	—
CBK - Gildan Activewear, Inc. - Monthly	21,243	3.42%	7/22/2026		1,106,686	11,471	11,471	—
CBK - IAMGOLD Corp. - Monthly	11,039	3.42%	7/22/2026		186,505	11,298	11,298	—
JPM - Ivanhoe Mines Ltd. - Monthly	75,679	3.37%	7/8/2026		623,087	30,249	30,249	—
JPM - Power Corp. of Canada - Monthly	2,608	3.37%	7/8/2026		155,247	(7,347)	—	(7,347)
CBK - Restaurant Brands International, Inc. - Monthly	4,738	3.42%	7/22/2026		340,853	(2,808)	—	(2,808)
CBK - Sun Life Financial, Inc. - Monthly	4,557	3.42%	7/22/2026		353,399	(4,381)	—	(4,381)
CBK - Tourmaline Oil Corp. - Monthly	12,389	3.42%	7/22/2026		534,359	16,349	16,349	—
CBK - WSP Global, Inc. - Monthly	1,956	3.42%	7/22/2026		240,147	(2,379)	—	(2,379)
China
CBK - Zijin Mining Group Co. Ltd. - Monthly	66,000	3.32%	7/22/2026		266,196	32,820	32,820	—
Denmark
CBK - Pandora AS - Monthly	6,272	3.36%	7/22/2026		614,465	(106,103)	—	(106,103)
France
CBK - Alstom SA - Monthly	23,631	3.36%	7/22/2026		438,430	25,584	25,584	—
JPM - Pernod Ricard SA - Monthly	3,399	1.92%	7/8/2026		243,626	(3,440)	—	(3,440)
CBK - Pernod Ricard SA - Monthly	8,613	3.36%	7/22/2026		625,786	(273)	—	(273)
JPM - Pernod Ricard SA - Monthly	11,275	1.92%	7/8/2026	EUR	725,440	(2,710)	—	(2,710)
JPM - Sartorius Stedim Biotech - Monthly	1,690	3.36%	7/8/2026		349,937	(489)	—	(489)
CBK - STMicroelectronics NV - Monthly	11,658	3.36%	7/22/2026		925,882	63,528	63,528	—
Germany
JPM - Brenntag SE - Monthly	2,490	3.36%	7/8/2026		157,608	6,198	6,198	—
CBK - Brenntag SE - Monthly	4,621	3.36%	7/22/2026		284,229	3,239	3,239	—
CBK - Continental AG - Monthly	2,567	3.36%	7/22/2026		215,830	3,423	3,423	—
LVIP BlackRock Global Allocation Fund-54

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]		Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Germany (continued)
CBK - Delivery Hero SE - Monthly	21,843	3.36%	7/22/2026		912,015	$18,138	$18,138	$—
JPM - HOCHTIEF AG - Monthly	862	3.36%	7/8/2026		491,416	(8,241)	—	(8,241)
JPM - Lanxess AG - Monthly	15,408	1.18%	7/8/2026	EUR	236,519	477	477	—
JPM - Vonovia SE - Monthly	11,488	2.08%	7/8/2026	EUR	233,581	(12,954)	—	(12,954)
Hong Kong
CBK - BeOne Medicines Ltd. - Monthly	41,600	3.32%	7/22/2026		855,369	(51,337)	—	(51,337)
JPM - Cathay Pacific Airways Ltd. - Monthly	8,670	2.92%	7/8/2026	HKD	103,575	(9,418)	—	(9,418)
CBK - China Merchants Bank Co. Ltd. - Monthly	58,500	3.32%	7/22/2026		348,323	12,429	12,429	—
CBK - China Railway Group Ltd. - Monthly	468,000	3.32%	7/22/2026		214,306	16,138	16,138	—
JPM - China Resources Power Holdings Co. Ltd. - Monthly	1,866	3.32%	7/8/2026		4,925	892	892	—
CBK - China Resources Power Holdings Co. Ltd. - Monthly	143,450	3.32%	7/22/2026		333,383	23,320	23,320	—
JPM - CMOC Group Ltd. - Monthly	1,530	3.37%	7/8/2026	HKD	25,937	2,478	2,478	—
JPM - HUTCHMED China Ltd. - Monthly	14,500	3.32%	7/8/2026		31,925	856	856	—
CBK - HUTCHMED China Ltd. - Monthly	35,000	2.97%	7/22/2026		70,761	(4,234)	—	(4,234)
CBK - Li Auto, Inc. - Monthly	208,200	3.32%	7/22/2026		1,341,118	111,216	111,216	—
CBK - MMG Ltd. - Monthly	264,000	3.32%	7/22/2026		278,487	41,696	41,696	—
CBK - Postal Savings Bank of China Co. Ltd. - Monthly	213,000	3.32%	7/22/2026		136,660	12,285	12,285	—
CBK - Shandong Gold Mining Co. Ltd. - Monthly	139,000	3.32%	7/22/2026		364,884	65,661	65,661	—
JPM - WuXi AppTec Co. Ltd. - Monthly	956	2.92%	7/8/2026	HKD	116,079	(31,644)	—	(31,644)
JPM - Xinyi Glass Holdings Ltd. - Monthly	30,568	2.86%	7/8/2026		36,792	3,477	3,477	—
CBK - Xinyi Glass Holdings Ltd. - Monthly	195,524	1.62%	7/22/2026		221,467	8,372	8,372	—
CBK - XPeng, Inc. - Monthly	71,900	3.32%	7/22/2026		472,773	(1,618)	—	(1,618)
JPM - ZTO Express Cayman, Inc. - Monthly	2,123	3.27%	7/8/2026	HKD	369,228	522	522	—
Italy
CBK - Davide Campari-Milano NV - Monthly	40,446	3.36%	7/22/2026		254,053	2,095	2,095	—
JPM - Infrastrutture Wireless Italiane SpA - Monthly	2,829	2.77%	7/8/2026		21,893	1,965	1,965	—
CBK - Infrastrutture Wireless Italiane SpA - Monthly	15,737	3.36%	7/22/2026		113,654	2,797	2,797	—
CBK - Nexi SpA - Monthly	29,435	2.62%	7/22/2026		121,081	1,916	1,916	—
JPM - Stellantis NV - Monthly	175,755	1.92%	7/8/2026	EUR	1,016,672	127,646	127,646	—
CBK - Stellantis NV - Monthly	79,994	3.36%	7/22/2026		517,572	60,621	60,621	—
Japan
CBK - DMG Mori Co. Ltd. - Monthly	24	3.52%	7/22/2026		561	40	40	—
CBK - Food & Life Cos. Ltd. - Monthly	28,200	3.48%	7/22/2026		813,249	(37,325)	—	(37,325)
CBK - Fujikura Ltd. - Monthly	11,700	3.47%	7/22/2026		445,663	(18,147)	—	(18,147)
CBK - Hankyu Hanshin Holdings, Inc. - Monthly	15,100	3.52%	7/22/2026		395,460	(1,840)	—	(1,840)
CBK - Japan Steel Works Ltd. - Monthly	14,100	3.47%	7/22/2026		710,921	35,585	35,585	—
JPM - JX Advanced Metals Corp. - Monthly	218	0.73%	7/8/2026	JPY	824,289	(164,541)	—	(164,541)
CBK - Kadokawa Corp. - Monthly	11,700	3.52%	7/22/2026		236,973	(12,176)	—	(12,176)
CBK - Kobayashi Pharmaceutical Co. Ltd. - Monthly	3,400	3.52%	7/22/2026		112,251	(1,855)	—	(1,855)
CBK - M3, Inc. - Monthly	30,100	3.52%	7/22/2026		317,479	(18,016)	—	(18,016)
CBK - MatsukiyoCocokara & Co. - Monthly	27,100	3.37%	7/22/2026		390,302	(9,960)	—	(9,960)
JPM - Mercari, Inc. - Monthly	3	3.37%	7/8/2026		71	(5)	—	(5)
CBK - Mercari, Inc. - Monthly	50,437	3.47%	7/22/2026		1,236,407	(36,262)	—	(36,262)
CBK - Mitsui OSK Lines Ltd. - Monthly	8,400	3.52%	7/22/2026		274,885	5,795	5,795	—
JPM - Nippon Steel Corp. - Monthly	212	0.73%	7/8/2026	JPY	116,037	22	22	—
BRC - Nippon Steel Corp. - Monthly	279	0.98%	7/22/2026	JPY	157,625	6,576	6,576	—
CBK - Panasonic Holdings Corp. - Monthly	41,900	3.47%	7/22/2026		1,138,006	(40,783)	—	(40,783)
CBK - Recruit Holdings Co. Ltd. - Monthly	4,200	3.47%	7/22/2026		288,521	(3,711)	—	(3,711)
CBK - Renesas Electronics Corp. - Monthly	29,800	3.47%	7/22/2026		928,757	8,866	8,866	—
JPM - Sapporo Holdings Ltd. - Monthly	20,500	3.37%	7/8/2026		206,196	(49,389)	—	(49,389)
JPM - Sharp Corp. - Monthly	36,000	2.99%	7/8/2026		147,626	2,824	2,824	—
CBK - Sharp Corp. - Monthly	7,000	3.37%	7/22/2026		25,318	(2,838)	—	(2,838)
CBK - Shiseido Co. Ltd. - Monthly	26,300	3.52%	7/22/2026		407,236	(17,272)	—	(17,272)
CBK - Subaru Corp. - Monthly	12,100	3.47%	7/22/2026		181,599	4,573	4,573	—
CBK - Sysmex Corp. - Monthly	41,600	3.52%	7/22/2026		357,372	(16,857)	—	(16,857)
CBK - TIS, Inc. - Monthly	11,000	3.52%	7/22/2026		207,221	(8,041)	—	(8,041)
CBK - TOPPAN Holdings, Inc. - Monthly	24,100	3.47%	7/22/2026		749,619	(14,539)	—	(14,539)
CBK - Yakult Honsha Co. Ltd. - Monthly	29,400	3.37%	7/22/2026		491,681	(2,792)	—	(2,792)
CBK - Zensho Holdings Co. Ltd. - Monthly	9,000	3.52%	7/22/2026		417,769	(30,301)	—	(30,301)
Mexico
JPM - Sigma Foods SAB de CV - Monthly	38,126	3.12%	7/8/2026		34,099	(893)	—	(893)
CBK - Sigma Foods SAB de CV - Monthly	103,291	3.12%	7/22/2026		93,199	(1,601)	—	(1,601)
LVIP BlackRock Global Allocation Fund-55

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]		Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Netherlands
CBK - IMCD NV - Monthly	5,114	3.36%	7/22/2026		478,677	$16,250	$16,250	$—
CBK - InPost SA - Monthly	28,641	3.36%	7/22/2026		503,845	(899)	—	(899)
JPM - Randstad NV - Monthly	9,992	3.31%	7/8/2026		309,539	21,013	21,013	—
Republic of Korea
CBK - LG Energy Solution Ltd. - Monthly	1,018	0.62%	7/22/2026		255,295	14,451	14,451	—
JPM - POSCO Future M Co. Ltd. - Monthly	1,782	1.88%	7/8/2026		217,903	13,197	13,197	—
CBK - POSCO Future M Co. Ltd. - Monthly	1,315	0.88%	7/22/2026		164,247	13,187	13,187	—
Singapore
JPM - Seatrium Ltd. - Monthly	117,200	2.87%	7/8/2026		182,649	3,719	3,719	—
CBK - Seatrium Ltd. - Monthly	79,300	2.62%	7/22/2026		123,858	2,791	2,791	—
JPM - Sembcorp Industries Ltd. - Monthly	29,300	3.32%	7/8/2026		137,669	(6,441)	—	(6,441)
CBK - Sembcorp Industries Ltd. - Monthly	38,400	2.62%	7/22/2026		188,838	(29)	—	(29)
South Africa
JPM - Sasol Ltd. - Monthly	56,350	3.22%	7/8/2026		764,734	208,099	208,099	—
Spain
CBK - Grifols SA - Monthly	29,097	3.36%	7/22/2026		300,593	2,568	2,568	—
Sweden
CBK - Boliden AB - Monthly	7,918	3.36%	7/22/2026		467,967	20,572	20,572	—
Switzerland
CBK - Adecco Group AG - Monthly	93	3.36%	7/22/2026		1,842	126	126	—
JPM - Barry Callebaut AG - Monthly	450	3.36%	7/8/2026		630,717	8,457	8,457	—
CBK - SIG Group AG - Monthly	39,484	3.36%	7/22/2026		606,694	(53,895)	—	(53,895)
CBK - Swisscom AG - Monthly	948	3.36%	7/22/2026		742,251	11,034	11,034	—
CBK - Temenos AG - Monthly	2,928	3.36%	7/22/2026		234,559	(4,981)	—	(4,981)
Taiwan
JPM - Chailease Holding Co. Ltd. - Monthly	10,000	2.77%	7/8/2026		36,644	(340)	—	(340)
CBK - Chailease Holding Co. Ltd. - Monthly	107,644	3.22%	7/22/2026		401,758	3,648	3,648	—
JPM - E Ink Holdings, Inc. - Monthly	7,000	2.23%	7/8/2026		44,084	(3,719)	—	(3,719)
CBK - E Ink Holdings, Inc. - Monthly	36,000	2.12%	7/22/2026		231,149	(14,695)	—	(14,695)
CBK - Fubon Financial Holding Co. Ltd. - Monthly	60,000	3.12%	7/22/2026		258,190	13,081	13,081	—
CBK - Global Unichip Corp. - Monthly	3,000	2.12%	7/22/2026		451,196	(14,018)	—	(14,018)
JPM - Unimicron Technology Corp. - Monthly	1,000	2.62%	7/8/2026		28,903	(5,545)	—	(5,545)
CBK - Unimicron Technology Corp. - Monthly	6,000	2.62%	7/22/2026		190,726	(15,961)	—	(15,961)
United Kingdom
CBK - Airtel Africa PLC - Monthly	126,497	3.37%	7/22/2026		585,841	35,923	35,923	—
JPM - BAE Systems PLC - Monthly	4,257	3.48%	7/8/2026	GBP	83,485	4,362	4,362	—
CBK - Barratt Redrow PLC - Monthly	144,874	3.37%	7/22/2026		511,667	(28,621)	—	(28,621)
CBK - Berkeley Group Holdings PLC - Monthly	9,991	3.37%	7/22/2026		462,445	(973)	—	(973)
CBK - Diageo PLC - Monthly	51,843	3.37%	7/22/2026		1,043,040	(1,082)	—	(1,082)
CBK - Entain PLC - Monthly	55,164	3.37%	7/22/2026		399,753	(9,028)	—	(9,028)
JPM - International Paper Co. - Monthly	11,551	3.12%	7/8/2026		377,620	(58,542)	—	(58,542)
CBK - Intertek Group PLC - Monthly	11,127	3.37%	7/22/2026		854,326	(2,209)	—	(2,209)
JPM - JD Sports Fashion PLC - Monthly	42,517	3.37%	7/8/2026		47,542	(246)	—	(246)
CBK - JD Sports Fashion PLC - Monthly	421,730	3.37%	7/22/2026		462,333	(11,677)	—	(11,677)
CBK - Schroders PLC - Monthly	88,582	3.37%	7/22/2026		688,444	(2,014)	—	(2,014)
CBK - Whitbread PLC - Monthly	12,959	3.37%	7/22/2026		423,141	12,855	12,855	—
CBK - Wise Group PLC - Monthly	13,424	3.37%	7/22/2026		146,702	(14,218)	—	(14,218)
United States
BRC - Adobe, Inc. - Monthly	1,560	3.62%	7/22/2026		304,044	(15,787)	—	(15,787)
JPM - Advanced Energy Industries, Inc. - Monthly	140	3.47%	7/8/2026		42,855	(9,346)	—	(9,346)
CBK - Allegion PLC - Monthly	3,160	3.47%	7/22/2026		414,741	(29,208)	—	(29,208)
CBK - ARES Management Corp. - Monthly	5,983	3.47%	7/22/2026		753,260	87,292	87,292	—
CBK - Axon Enterprise, Inc. - Monthly	1,818	3.47%	7/22/2026		749,250	(269,939)	—	(269,939)
CBK - Best Buy Co., Inc. - Monthly	14,389	3.47%	7/22/2026		1,093,708	1,871	1,871	—
JPM - Brandywine Realty Trust - Monthly	574	3.47%	7/8/2026		1,837	17	17	—
CBK - Bunge Global SA - Monthly	4,097	3.47%	7/22/2026		456,097	18,824	18,824	—
CBK - Campbell's Co. - Monthly	10,202	7.58%	7/22/2026		208,121	(19,078)	—	(19,078)
CBK - Carnival Corp. Ltd. - Monthly	41,132	3.47%	7/22/2026		1,241,775	66,634	66,634	—
CBK - Charles River Laboratories International, Inc. - Monthly	1,810	3.47%	7/22/2026		328,624	(81,866)	—	(81,866)
CBK - Comcast Corp. - Monthly	35,822	3.47%	7/22/2026		810,080	(69,350)	—	(69,350)
CBK - Comfort Systems USA, Inc. - Monthly	848	3.47%	7/22/2026		1,749,145	68,451	68,451	—
JPM - Community Financial System, Inc. - Monthly	1,576	3.47%	7/8/2026		100,706	(5,075)	—	(5,075)
CBK - Constellation Brands, Inc. - Monthly	2,207	3.47%	7/22/2026		312,313	5,341	5,341	—
LVIP BlackRock Global Allocation Fund-56

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
JPM - Corning, Inc. - Monthly	338	3.47%	7/8/2026	63,389	$(22,947)	$—	$(22,947)
CBK - Corpay, Inc. - Monthly	5,441	3.47%	7/22/2026	1,888,952	75,630	75,630	—
CBK - Croda International PLC - Monthly	7,916	3.37%	7/22/2026	326,716	9,239	9,239	—
CBK - Crown Castle, Inc. - Monthly	8,093	3.47%	7/22/2026	672,690	59,807	59,807	—
JPM - CVB Financial Corp. - Monthly	4,077	3.47%	7/8/2026	83,579	(8,358)	—	(8,358)
CBK - Domino's Pizza, Inc. - Monthly	1,383	3.47%	7/22/2026	408,137	(1,286)	—	(1,286)
BRC - Dpc Holdings Ltd. - Monthly	1,013	3.62%	7/22/2026	48,911	(787)	—	(787)
BRC - EagleRock Land LLC - Monthly	5,857	3.62%	7/22/2026	120,976	(3,485)	—	(3,485)
CBK - Everest Group Ltd. - Monthly	3,088	3.47%	7/22/2026	1,049,509	(53,617)	—	(53,617)
CBK - Expeditors International of Washington, Inc. - Monthly	632	3.47%	7/22/2026	102,299	(704)	—	(704)
CBK - F5, Inc. - Monthly	5,738	3.47%	7/22/2026	2,245,107	(141,671)	—	(141,671)
BRC - Fervo Energy Co. - Monthly	41,969	3.62%	7/22/2026	1,525,993	299,239	299,239	—
JPM - Flutter Entertainment PLC - Monthly	9,577	3.47%	7/8/2026	1,024,192	45,710	45,710	—
CBK - Gen Digital, Inc. - Monthly	26,185	3.47%	7/22/2026	606,532	(45,213)	—	(45,213)
CBK - Generac Holdings, Inc. - Monthly	367	3.47%	7/22/2026	108,463	1,002	1,002	—
JPM - General Mills, Inc. - Monthly	27,094	3.47%	7/8/2026	942,560	(311)	—	(311)
CBK - General Motors Co. - Monthly	6,945	3.47%	7/22/2026	551,882	16,562	16,562	—
CBK - Global Payments, Inc. - Monthly	13,766	3.47%	7/22/2026	912,451	(86,410)	—	(86,410)
JPM - H & M Hennes & Mauritz AB - Monthly	29,968	3.04%	7/8/2026	521,224	5,720	5,720	—
CBK - H & M Hennes & Mauritz AB - Monthly	8,017	2.87%	7/22/2026	139,240	1,333	1,333	—
CBK - Interactive Brokers Group, Inc. - Monthly	20,786	3.47%	7/22/2026	2,005,935	196,722	196,722	—
CBK - International Flavors & Fragrances, Inc. - Monthly	15,094	3.47%	7/22/2026	1,146,389	(49,357)	—	(49,357)
CBK - iShares iBoxx USD High Yield Corporate Bond ETF - Monthly	21,859	2.13%	7/22/2026	1,747,408	(656)	—	(656)
JPM - iShares iBoxx USD Investment Grade Corporate Bond ETF - Monthly	24,355	2.75%	7/8/2026	2,631,801	(24,599)	—	(24,599)
CBK - Johnson Controls International PLC - Monthly	20,981	3.47%	7/22/2026	3,109,594	44,060	44,060	—
CBK - Leidos Holdings, Inc. - Monthly	6,961	3.47%	7/22/2026	726,832	10,057	10,057	—
JPM - Lululemon Athletica, Inc. - Monthly	9,259	3.47%	7/8/2026	1,075,698	18,505	18,505	—
CBK - Lululemon Athletica, Inc. - Monthly	28,268	3.47%	7/22/2026	2,981,611	(246,029)	—	(246,029)
CBK - Mosaic Co. - Monthly	66,458	3.47%	7/22/2026	1,462,076	53,831	53,831	—
CBK - Nebius Group NV - Monthly	4,492	3.21%	7/22/2026	1,273,976	33,420	33,420	—
CBK - NIKE, Inc. - Monthly	55,517	3.47%	7/22/2026	2,397,779	118,806	118,806	—
CBK - Omnicom Group, Inc. - Monthly	13,727	3.47%	7/22/2026	995,894	(3,844)	—	(3,844)
CBK - ON Semiconductor Corp. - Monthly	3,957	3.47%	7/22/2026	520,543	146,449	146,449	—
JPM - Pagaya Technologies Ltd. - Monthly	9,045	3.13%	7/8/2026	138,208	(26,864)	—	(26,864)
BRC - Pagaya Technologies Ltd. - Monthly	32,428	3.62%	7/22/2026	489,339	(102,472)	—	(102,472)
CBK - PayPal Holdings, Inc. - Monthly	32,778	3.47%	7/22/2026	1,388,191	(27,163)	—	(27,163)
JPM - Planet Fitness, Inc. - Monthly	11,465	3.47%	7/8/2026	577,724	(20,405)	—	(20,405)
CBK - Public Storage - Monthly	6,523	3.47%	7/22/2026	2,088,793	12,457	12,457	—
CBK - Quanta Services, Inc. - Monthly	1,899	3.47%	7/22/2026	1,404,503	37,147	37,147	—
JPM - RH - Monthly	3,846	3.47%	7/8/2026	580,182	(53,370)	—	(53,370)
CBK - Rocket Cos., Inc. - Monthly	26,103	2.85%	7/22/2026	364,826	(46,297)	—	(46,297)
CBK - ServiceNow, Inc. - Monthly	3,189	3.47%	7/22/2026	296,609	(19,995)	—	(19,995)
CBK - Smurfit Westrock PLC - Monthly	15,521	3.47%	7/22/2026	704,498	(13,503)	—	(13,503)
CBK - Take-Two Interactive Software, Inc. - Monthly	3,855	3.47%	7/22/2026	923,542	(40,131)	—	(40,131)
CBK - Target Corp. - Monthly	4,288	3.47%	7/22/2026	568,277	8,221	8,220	—
CBK - TKO Group Holdings, Inc. - Monthly	3,448	3.47%	7/22/2026	680,152	(13,964)	—	(13,965)
CBK - Trade Desk, Inc. - Monthly	61,100	3.47%	7/22/2026	1,101,022	(3,666)	—	(3,666)
CBK - UDR, Inc. - Monthly	19,385	3.47%	7/22/2026	731,590	(42,259)	—	(42,259)
CBK - Whirlpool Corp. - Monthly	24,089	3.41%	7/22/2026	884,160	(65,428)	—	(65,428)
JPM - Williams-Sonoma, Inc. - Monthly	940	3.47%	7/8/2026	190,341	(28,773)	—	(28,773)
LVIP BlackRock Global Allocation Fund-57

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
CBK - Willis Towers Watson PLC - Monthly	4,021	3.47%	7/22/2026	1,017,192	$(33,776)	$—	$(33,776)
CBK - Zoetis, Inc. - Monthly	2,555	3.47%	7/22/2026	193,899	10,297	10,297	—
Total Short Equities						$2,956,424	$(3,171,212)
Total CFD Swap Contracts						$3,068,304	$(3,469,455)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Consolidated Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.

[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[6] The Markit iTraxx Europe index, or ITRAXX Europe comprises 125 equally-weighted European names. Constituents for the index can be found at www.markit.com/Documentation.
[7] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[8] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[9] Date reflected is the next payment date. Contracts have an open-ended maturity date.
☐Rate is less than 0.01%.

Summary of Abbreviations:
ADR–American Depositary Receipt
ARS–Argentine Peso
ASX–Australian Securities Exchange
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BIBOR–Budapest Interbank Offered Rate
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BRC–Barclays Bank
BRL–Brazilian Real
BRL-CDI 1 Day–Brazilian Overnight Interbank Deposit Rate
BTP–Buoni del Tesoro Poliennali
BUXL–Bundesanleihe
CAD–Canadian Dollar
CAMARA–1-day Chilean Peso Overnight Index Swap Rate
CBK–Citibank NA
CBOT–Chicago Board of Trade
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
LVIP BlackRock Global Allocation Fund-58

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CIBC–Canadian Imperial Bank of Commerce
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CME–Chicago Mercantile Exchange
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
COD–Certificates of Deposit
COP–Colombia Peso
CSI–Credit Suisse International
CZK–Czech Koruna
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GO–Government Obligation
GS–Goldman Sachs
GSI–Goldman Sachs International
GSVLTYI2–Goldman Sachs TY Weekly Volatility Carry Index
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IBR–Interbank Rate
IDR–Indonesia Rupiah
IFSC–International Financial Service Centre
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX Europe–Markit iTraxx Europe Index
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KFE–Kore Futures Exchange
KOSPI–Korea Composite Stock Price Index
KRW–South Korean Won
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MTIIE01M–28-day Interbank Equilibrium Interest Rate
MXN–Mexican Peso
MYR–Malaysian Ringgit
NGN–Nigerian Naira
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PHP–Philippine Peso
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIBOR06M–Prague Interbank Offered Rate 6 Month
Prime Rate–Interest rate charged by banks to their most credit worthy customers
RBC–Royal Bank of Canada
LVIP BlackRock Global Allocation Fund-59

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SCB–Standard Chartered Bank
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SGD–Singapore Dollar
SGN–Societe Generale
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
STR–Short-Term Rate
TBA–To be announced
THB–Thailand Baht
THOR–Thai Overnight Repurchase Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
TRY–Turkish New Lira
TSE–Tokyo Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
UYU–Uruguay Peso
WIBOR03M–Warsaw Interbank Offered Rate 3 Month.
WIBOR06M–Warsaw Interbank Offered Rate 6 Month
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-60

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Investments, at value	$2,155,235,270
Receivable for securities sold	26,307,442
Cash collateral held at broker for futures contracts	20,408,109
Cash collateral held at brokers for centrally cleared swap contracts	18,484,337
Variation margin due from broker on futures contracts	11,777,013
Foreign currencies, at value	11,758,168
Cash collateral held at broker for centrally cleared option contracts	11,435,000
Dividends and interest receivable	7,746,649
Swap payments receivable	5,505,665
Cash collateral held at brokers for certain open bilateral derivatives	3,689,000
Unrealized appreciation on foreign currency exchange contracts	3,254,088
Cash	752,026
Cash collateral held at broker for TBAs	114,000
Receivable for fund shares sold	105,164
Expense reimbursement receivable from Lincoln Financial Investments Corporation	20,616
Prepaid expenses	7,666
Other receivables	5,731
TOTAL ASSETS	2,276,605,944
LIABILITIES:
Payable for securities purchased	61,787,841
Options written, at value	16,305,264
Unrealized depreciation on foreign currency exchange contracts	6,849,984
Upfront payments received on interest rate swap contracts	5,045,037
Swap payments payable	1,938,639
Due to manager and affiliates	1,352,419
Payable for unfunded loan commitments	1,324,499
Variation margin due to brokers on centrally cleared swap contracts	1,081,739
Payable for fund shares redeemed	1,027,952
Other accrued expenses payable	202,060
Cash collateral due to brokers for certain open bilateral derivatives	60,000
Payable for audit fee	46,595
Payable for fund accounting fee	41,442
TOTAL LIABILITIES	97,063,471
TOTAL NET ASSETS	$2,179,542,473
Investments, at cost	$1,672,537,232
Foreign currencies, at cost	11,747,358
Options written, (premiums received)	(7,173,911)
Standard Class:
Net Assets	$1,306,269,025
Shares Outstanding	89,678,128
Net Asset Value Per Share	$14.566
Service Class:
Net Assets	$873,273,448
Shares Outstanding	60,054,912
Net Asset Value Per Share	$14.541
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,565,574,891
Distributable earnings/(accumulated loss)	613,967,582
TOTAL NET ASSETS	$2,179,542,473
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-61

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $39,087)	$18,737,204
Dividends (net of foreign withholding taxes of $692,076)	11,431,196
30,168,400
EXPENSES:
Management fees	6,651,939
Distribution fees-Service Class	1,071,005
Shareholder servicing fees	307,130
Custodian fees	284,996
Accounting and administration expenses	184,992
Professional fees	93,985
Pricing fees	60,838
Consulting fees	39,075
Trustees’ fees and expenses	30,329
Reports and statements to shareholders	16,460
Other	26,780
8,767,529
Less:
Expenses reimbursed	(176,825)
Total operating expenses	8,590,704
NET INVESTMENT INCOME	21,577,696
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	101,383,729
Foreign currencies	1,723,961
Foreign currency exchange contracts	(4,532,323)
Futures contracts	8,391,878
Options purchased	2,292,524
Options written	13,766,803
Swap contracts	(3,090,249)
Net realized gain	119,936,323
Net change in unrealized appreciation (depreciation) of:
Investments**	41,496,109
Foreign currencies	(577,261)
Foreign currency exchange contracts	(4,292,039)
Futures contracts	2,705,276
Options purchased	824,343
Options written	(9,786,540)
Swap contracts	(19,832,086)
Net change in unrealized appreciation (depreciation)	10,537,802
NET REALIZED AND UNREALIZED GAIN	130,474,125
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,051,821

*	Includes $(5,950) foreign capital gains taxes paid.
**	Includes $5,533 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.

LVIP BlackRock Global Allocation Fund
Consolidated Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,577,696	$44,516,652
Net realized gain	119,936,323	128,551,861
Net change in unrealized appreciation (depreciation)	10,537,802	178,003,594
Net increase in net assets resulting from operations	152,051,821	351,072,107
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(74,358,989)
Service Class	—	(49,648,079)
	—	(124,007,068)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	46,712,442	107,701,216
Service Class	29,452,969	52,860,373
Reinvestment of dividends and distributions:
Standard Class	—	74,358,989
Service Class	—	49,648,079
	76,165,411	284,568,657
Cost of shares redeemed:
Standard Class	(90,887,040)	(250,546,406)
Service Class	(84,427,856)	(169,914,980)
	(175,314,896)	(420,461,386)
Decrease in net assets derived from capital share transactions	(99,149,485)	(135,892,729)
NET INCREASE IN NET ASSETS	52,902,336	91,172,310
NET ASSETS:
Beginning of period	2,126,640,137	2,035,467,827
End of period	$2,179,542,473	$2,126,640,137
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-62

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.563	$12.135	$11.490	$10.396	$12.691	$12.412
Income (loss) from investment operations:
Net investment income[2]	0.148	0.295	0.330	0.303	0.176	0.143
Net realized and unrealized gain (loss)	0.855	1.958	0.774	1.104	(2.136)	0.786
Total from investment operations	1.003	2.253	1.104	1.407	(1.960)	0.929
Less dividends and distributions from:
Net investment income	—	(0.365)	(0.163)	(0.292)	(0.039)	(0.198)
Net realized gain	—	(0.460)	(0.296)	—	(0.296)	(0.452)
Return of capital	—	—	—	(0.021)	—	—
Total dividends and distributions	—	(0.825)	(0.459)	(0.313)	(0.335)	(0.650)
Net asset value, end of period	$14.566	$13.563	$12.135	$11.490	$10.396	$12.691
Total return[3]	7.32%	18.71%	9.51%	13.62%	(15.38% )	7.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,306,269	$1,259,205	$1,194,873	$1,197,258	$1,154,002	$929,686
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%	0.75% [4]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.74%	0.74%	0.73%	0.75%	0.81%
Ratio of net investment income to average net assets	2.14%	2.26%	2.70%	2.77%	1.62%	1.11% [5]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.12%	2.23%	2.67%	2.75%	1.58%	1.05%
Portfolio turnover	79%	128%	149%	212%	144% [6]	136%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	The ratio of expenses to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 0.73%.
[5]	The ratio of net investment income to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 1.16%.
[6]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-63

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.556	$12.131	$11.486	$10.392	$12.699	$12.416
Income (loss) from investment operations:
Net investment income[2]	0.131	0.262	0.299	0.275	0.144	0.113
Net realized and unrealized gain (loss)	0.854	1.954	0.773	1.102	(2.131)	0.788
Total from investment operations	0.985	2.216	1.072	1.377	(1.987)	0.901
Less dividends and distributions from:
Net investment income	—	(0.331)	(0.131)	(0.263)	(0.024)	(0.166)
Net realized gain	—	(0.460)	(0.296)	—	(0.296)	(0.452)
Return of capital	—	—	—	(0.020)	—	—
Total dividends and distributions	—	(0.791)	(0.427)	(0.283)	(0.320)	(0.618)
Net asset value, end of period	$14.541	$13.556	$12.131	$11.486	$10.392	$12.699
Total return[3]	7.19%	18.41%	9.23%	13.35%	(15.58% )	7.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$873,273	$867,435	$840,595	$896,585	$900,405	$14
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.96%	1.00% [4]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.99%	0.99%	0.98%	1.00%	1.06%
Ratio of net investment income to average net assets	1.89%	2.01%	2.45%	2.52%	1.37%	0.87% [5]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.87%	1.98%	2.42%	2.50%	1.33%	0.81%
Portfolio turnover	79%	128%	149%	212%	144% [6]	136%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	The ratio of expenses to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 0.98%.
[5]	The ratio of net investment income to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 0.91%.
[6]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-64

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek high total investment return.
1. Basis for Consolidation
The Fund may invest upto  25% of its total assets in the shares of LVIP BlackRock Global Allocation Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of June 30, 2026, the net assets of the Subsidiary were $42,990,740, which represented 1.97% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported,
LVIP BlackRock Global Allocation Fund-65

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities and derivatives denominated in foreign currency, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign
LVIP BlackRock Global Allocation Fund-66

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the first $1.5 billion of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $1.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses and interest expense) exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$399,529	$559,851	$520,673	$1,480,053
BlackRock Investment Management LLC ("Sub-Adviser") and BlackRock International Limited and BlackRock (Singapore) Limited ("Sub-Sub-Advisers") are responsible for the day-to-day management of the Fund's and the Subsidiary’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$83,779
Legal	13,936
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Consolidated Statement of Operations.
LVIP BlackRock Global Allocation Fund-67

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,856 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$20,616
Management fees payable to LFI	1,121,261
Distribution fees payable to LFD	179,347
Shareholder servicing fees payable to Lincoln Life	51,811
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
4. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$1,442,818,250
Purchases of U.S. government securities	100,878,781
Sales other than U.S. government securities	1,453,734,455
Sales of U.S. government securities	80,293,180
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,672,537,232
Aggregate unrealized appreciation of investments and derivatives	$582,827,498
Aggregate unrealized depreciation of investments and derivatives	(95,528,201)
Net unrealized appreciation of investments and derivatives	$487,299,297
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Consolidated Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for
LVIP BlackRock Global Allocation Fund-68

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$481,027	$—	$—	$481,027
Australia	—	6,796,682	— *	6,796,682
Austria	—	91,799	—	91,799
Belgium	—	875,586	—	875,586
Brazil	4,359,445	—	—	4,359,445
Canada	26,246,672	—	—	26,246,672
Chile	—	—	5,985	5,985
China	962,298	16,112,505	—	17,074,803
Czech Republic	76,567	121,795	—	198,362
Denmark	195,506	4,355,636	—	4,551,142
Egypt	—	979,967	—	979,967
Finland	—	1,515,859	—	1,515,859
France	—	35,136,850	—	35,136,850
Georgia	—	518,668	—	518,668
Germany	138,306	21,082,752	—	21,221,058
Greece	—	343,794	—	343,794
Hong Kong	380,502	3,281,545	—	3,662,047
Hungary	—	619,627	—	619,627
India	—	9,634,478	—	9,634,478
Indonesia	—	451,728	—	451,728
Ireland	15,252,049	400,635	—	15,652,684
Israel	676,448	—	—	676,448
Italy	—	18,684,175	—	18,684,175
Japan	25,755	38,217,876	—	38,243,631
Kazakhstan	1,141,497	226,440	—	1,367,937
Luxembourg	—	1,159,059	62,086	1,221,145
Macau	—	281,846	—	281,846
Mexico	3,361,541	1,267,612	—	4,629,153
Netherlands	—	34,451,116	—	34,451,116
Norway	158,047	812,962	—	971,009
Philippines	—	352,149	—	352,149
Poland	—	1,460,585	—	1,460,585
Portugal	—	229,831	—	229,831
Puerto Rico	394,853	—	—	394,853
Republic of Korea	—	32,602,649	—	32,602,649
Saudi Arabia	676,567	646,513	—	1,323,080
Singapore	—	165,052	—	165,052
South Africa	1,157,888	1,637,867	—	2,795,755
Spain	—	5,138,554	—	5,138,554
Sweden	—	3,438,788	— *	3,438,788
Switzerland	329,468	12,552,471	—	12,881,939
LVIP BlackRock Global Allocation Fund-69

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Taiwan	$—	$46,794,690	$—	$46,794,690
Thailand	—	1,206,552	—	1,206,552
Turkey	—	411,124	—	411,124
United Arab Emirates	182,366	1,145,340	— *	1,327,706
United Kingdom	365,540	55,849,869	—	56,215,409
United States	1,015,471,742	1,797	6,264,576	1,021,738,115
Uruguay	1,059,171	—	—	1,059,171
Convertible Preferred Stocks	3,931,711	—	17,158,553	21,090,264
Preferred Stocks
United Kingdom	—	—	127,203	127,203
United States	1,469,758	143,306	16,034,957	17,648,021
Warrants	1,577	—	860	2,437
Rights	—	—	16,029	16,029
Convertible Bonds	—	13,552,844	— *	13,552,844
Agency Collateralized Mortgage Obligation	—	139,833	—	139,833
Agency Commercial Mortgage-Backed Securities	—	230,216	—	230,216
Agency Mortgage-Backed Security	—	33,859,866	—	33,859,866
Corporate Bonds
Argentina	—	123,048	—	123,048
Australia	—	1,488,162	738,610	2,226,772
Austria	—	729,467	—	729,467
Bermuda	—	200,055	—	200,055
Brazil	—	228,275	—	228,275
British Virgin Islands	—	197,789	—	197,789
Canada	—	2,369,530	—	2,369,530
Cayman Islands	—	303,502	—	303,502
Chile	—	218,335	—	218,335
China	—	4,938	—	4,938
Colombia	—	61,326	—	61,326
Denmark	—	734,375	—	734,375
Finland	—	587,001	—	587,001
France	—	9,908,328	—	9,908,328
Germany	—	8,270,175	—	8,270,175
Greece	—	747,522	—	747,522
Hong Kong	—	571,461	—	571,461
India	—	1,612,828	—	1,612,828
Indonesia	—	245,890	—	245,890
Ireland	—	1,788,778	—	1,788,778
Israel	—	433,700	—	433,700
Italy	—	5,971,008	—	5,971,008
Japan	—	4,794,325	—	4,794,325
Jersey	—	2,784,174	—	2,784,174
Kuwait	—	199,280	—	199,280
Luxembourg	—	13,265,104	—	13,265,104
Macau	—	198,711	—	198,711
Mauritius	—	226,769	5,218,843	5,445,612
Mexico	—	2,127,659	—	2,127,659
Morocco	—	216,197	—	216,197
Netherlands	—	7,471,786	—	7,471,786
Norway	—	1,033,909	—	1,033,909
Peru	—	190,960	—	190,960
Philippines	—	198,463	—	198,463
Portugal	—	116,077	—	116,077
Republic of Korea	—	399,442	—	399,442
Singapore	—	1,707,849	—	1,707,849
Spain	—	1,672,801	—	1,672,801
Sweden	—	1,209,282	—	1,209,282
Tanzania (United Republic Of)	—	196,783	—	196,783
Thailand	—	702,456	—	702,456
Turkey	—	206,687	—	206,687
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	$—	$391,196	$—	$391,196
United Kingdom	—	19,928,079	—	19,928,079
United States	—	64,586,156	6,717,663	71,303,819
Vietnam	—	117,571	—	117,571
Loan Agreements	—	64,413,915	2,568,185	66,982,100
Municipal Bonds	—	997,445	—	997,445
Non-Agency Asset-Backed Securities	—	76,747,047	2,583,552	79,330,599
Non-Agency Collateralized Mortgage Obligations	—	4,836,783	2,812,160	7,648,943
Non-Agency Commercial Mortgage-Backed Securities	—	22,387,485	—	22,387,485
Sovereign Bonds	—	79,245,601	—	79,245,601
Exchange-Traded Funds	59,533,616	—	—	59,533,616
Money Market Fund	11,254,884	—	—	11,254,884
Short-Term Investments	—	121,744,490	—	121,744,490
Options Purchased	5,059,434	490,910	—	5,550,344
Total Investments	$1,154,344,235	$940,581,773	$60,309,262	$2,155,235,270
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$3,254,088	$—	$3,254,088
Futures Contracts	$8,276,389	$—	$—	$8,276,389
Swap Contracts	$—	$20,619,133	$—	$20,619,133
Liabilities:
Foreign Currency Exchange Contracts	$—	$(6,849,984)	$—	$(6,849,984)
Futures Contracts	$(7,059,761)	$—	$—	$(7,059,761)
Options Written	$(14,227,121)	$(2,078,143)	$—	$(16,305,264)
Swap Contracts	$—	$(13,638,632)	$—	$(13,638,632)

*	Includes securities that have been valued at zero on the "Consolidated Schedule of Investments" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's equity holdings was categorized as Level 2.
For the period ended June 30, 2026, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2026. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund’s securities.
Asset Type	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Non-Agency Asset-Backed Securities	$2,583,552	Income Approach	Discount Rate (c)	7.36%-19.90% (11.49%)
Non-Agency Collateralized Mortgage Obligations	$2,812,160	Indicative Market Quote	Broker Quote	$79.89-$95.59 ($90.11)
Common Stock	$6,332,647	Indicative Market Quote	Broker Quote	$1.74-$15.00 ($2.88)
		Enterprise Value	Term of Exit / Liquidity Event	0.86 - 5 yrs (2.0 yrs)
		Enterprise Value	Discount for Lack of Marketability (c)	12%-80% (22.42%)
		Enterprise Value	Expected Recovery - Discount Rate (c)	0.9741 (N/A)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	0.70x-12.50x (N/A)
			Volatility Percentage	56.00%-80.00% (79.30%)
Convertible Preferred Stocks	$17,158,553	Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	21.1x-28.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	28.8x-39.1x (N/A)
Corporate Bonds	$12,675,116	Recent Transaction	Cost	#
		Enterprise Value	Expected Recovery - Liquidation Rate	30.90% (N/A)
		Income Approach	Average Yield to Maturity	9.13%-9.54% (9.31%)
		Indicative Market Quote	Broker Quote	$112.69 (N/A)
Loan Agreements	$2,568,185	Income Approach	Average Yield to Maturity	13.95%-21.36% (17.25%)
		Market Comparable Companies	Enterprise Value to EBITDA Multiple (b)	5.0x (N/A)
Preferred Stock	$16,162,160	Income Approach	Discount Rate (c)	10.25% (N/A%)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	0.90x-15.50x (6.34x)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.75x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA Multiple (b)	9.50x (N/A)
		Enterprise Value	Discount for Lack of Marketability (c)	20% (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	1.0-4.0 yrs (3.4 yrs)
			Volatility Percentage	40.00%-80.00% (67.40%)
Rights	$16,029	Income Approach	Discount Rate (c)	4.90% (N/A)
Warrants	$860	Recent Transaction	Last Trade	#
		Enterprise Value	Expected Recovery - Discount Rate (c)	0.9741 (N/A)
		Enterprise Value	Discount for Lack of Marketability (c)	12% (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	0.86 yrs (N/A)
Total	$60,309,262
The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2025	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/26	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/26
Common Stock	$6,135,084	$—	$236,192	$—	$—	$—	$—	$—	$(38,629)	$6,332,647	$(38,628)
Convertible Bond	—	—	—	—	—	—	—	—	—	—	—
Convertible Preferred Stocks	14,636,460	—	—	—	—	—	—	—	2,522,093	17,158,553	2,522,093
Corporate Bonds	6,846,345	—	7,093,670	—	—	(1,080,001)	8,023	—	(192,921)	12,675,116	(192,921)
Loan Agreements	5,044,919	—	132,522	(2,465,537)	—	—	6,099	181,277	(331,095)	2,568,185	(153,471)
Non-Agency Asset-Backed Securities	1,672,502	—	894,133	—	—	—	3,069	—	13,848	2,583,552	13,847
Non-Agency Collateralized Mortgage Obligations	2,593,731	—	504,230	(226,973)	—	—	16,921	660	(76,409)	2,812,160	(76,409)
Preferred Stocks	14,395,790	—	—	(1,569,592)	—	—	—	792,328	2,543,634	16,162,160	2,543,635
Rights	16,029	—	—	—	—	—	—	—	—	16,029	—
Total Return Swap (TRS) Contract	(789)	—	—	—	—	789	—	—	—	—	—
Warrants	—	—	—	—	369	—	—	(28,942)	29,433	860	491
Total	$51,340,071	$—	$8,860,747	$(4,262,102)	$369	(1,079,212)$	$34,112	$945,323	$4,469,954	$60,309,262	$4,618,637
5. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	3,343,894	8,136,744
Service Class	2,102,934	4,021,202
Shares reinvested:
Standard Class	—	5,515,529
Service Class	—	3,686,054
	5,446,828	21,359,529
Shares redeemed:
Standard Class	(6,509,195)	(19,271,882)
Service Class	(6,035,764)	(13,012,996)
	(12,544,959)	(32,284,878)
Net decrease	(7,098,131)	(10,925,349)
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to facilitate investments in portfolio securities.
Options Contracts–During the six months ended June 30, 2026, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
During the six months ended June 30, 2026, the Fund used options contracts, including swaptions, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to generate income; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and CFDs in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2026, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2026, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the  Consolidated  Schedule of Investments, at June 30, 2026, the notional value of the protection sold was USD 7,378,253 and EUR 18,593,437, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2026, net unrealized appreciation of the protection sold was $967,609.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2026, the Fund used CDS contracts to gain exposure to certain securities or markets; to enhance total return and to hedge against credit events.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2026, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2026, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2026, the Fund used contracts for difference to obtain short exposure and to gain exposure to certain securities or markets.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
During the six months ended June 30, 2026, the Fund used currency swaps to protect against currency fluctuations.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Consolidated Schedule of Investments.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$3,254,088	Unrealized depreciation on foreign currency exchange contracts	$(6,849,984)
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	5,022,216	Variation margin due from broker on futures contracts	(3,911,787)
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	3,254,173	Variation margin due from broker on futures contracts	(3,147,974)
Options purchased (Equity contracts)	Investments, at value	5,059,434	Investments, at value	—
Options purchased (Currency contracts)	Investments, at value	392,829	Investments, at value	—
Options purchased (Interest rate contracts)	Investments, at value	98,081	Investments, at value	—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(14,227,121)
Options written (Currency contracts)	Options written, at value	—	Options written, at value	(213,008)
Options written (Interest rate contracts)	Options written, at value	—	Options written, at value	(1,865,135)
Swap contracts (Equity contracts)	Variation margin due to brokers for centrally cleared swap contracts and swap payments payable/receivable on Over-The-Counter contracts	3,071,635	Variation margin due to brokers for centrally cleared swap contracts and swap payments payable/receivable on Over-The-Counter contracts	(3,475,112)
Swap contracts (Credit contracts)**	Variation margin due to brokers for centrally cleared swap contracts and swap payments payable/receivable on Over-The-Counter contracts	1,003,555	Variation margin due to brokers for centrally cleared swap contracts and swap payments payable/receivable on Over-The-Counter contracts	(562,573)
Swap contracts (Interest rate contracts & Inflation contracts)**	Variation margin due to broker on centrally cleared interest rate swap contracts and swap payments payable/receivable on Over-The-Counter contracts	16,543,943	Variation margin due to broker on centrally cleared interest rate swap contracts and swap payments payable/receivable on Over-The-Counter contracts	(9,600,947)
Total		$37,699,954		$(43,853,641)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.

**	Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through June 30, 2026. Only current day
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.

variation margin is reported on the Consolidated Statement of Assets and Liabilities.
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(4,532,323)	$(4,292,039)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	5,319,329	1,425,100
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	3,072,549	1,280,176
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	2,880,316	472,157
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(51,966)	126,526
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(535,826)	225,660
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	12,092,327	(8,893,772)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	746,372	(26,708)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	928,104	(866,060)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(6,678,304)	(536,950)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(194,919)	(144,071)
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	3,782,974	(19,151,065)
Total		$16,828,633	$(30,381,046)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$617,297,035	$234,723,189
Futures contracts (average notional value)	634,868,288	559,409,661
Options contracts (average value)	8,530,955	11,994,303
CDS contracts (average notional value)*	28,247,550	21,496,737
Interest rate swap contracts (average notional value)**	1,113,174,610	468,399,620
Total return swap contracts (average notional value)	1,426,554	683,965
Contracts for difference swap contract (average notional volume)	75,909	1,106,119

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
LVIP BlackRock Global Allocation Fund-78

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
At June 30, 2026, the Fund posted securities collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Bank of America N.A.	$1,018,000
BNP Paribas SA	611,000
Citigroup Global Markets	360,000
Deutsche Bank	410,000
Goldman Sachs International	620,000
Morgan Stanley & Co. International	610,000
UBS AG	60,000
Total	$3,689,000
At June 30, 2026, the Fund received cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Hong Kong Shanghai Bank	$60,000	$—
JPMorgan Chase Bank	—	467,381
Total	$60,000	$467,381
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
At June 30, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$429,653	$(1,313,979)	$(884,326)
Barclays Bank PLC	1,831,454	(1,675,625)	155,829
BNP Paribas SA	205,687	(1,639,612)	(1,433,925)
Citigroup Global Markets	2,224,300	(3,226,863)	(1,002,563)
Deutsche Bank	40,067	(511,257)	(471,190)
Goldman Sachs International	432,870	(1,617,057)	(1,184,187)
Hong Kong Shanghai Bank	269,360	(314,103)	(44,743)
Imperial Bank of Canada	217,662	(139,767)	77,895
JPMorgan Chase Bank	859,290	(2,775,077)	(1,915,787)
Morgan Stanley Capital	219,066	(1,110,958)	(891,892)
Royal bank of Canada	—	(801)	(801)
Societe Generale	2,056	(196,544)	(194,488)
Standard Chartered Bank	11,281	(4,973)	6,308
UBS AG	231,738	(250,653)	(18,915)
Total	$6,974,484	$(14,777,269)	$(7,802,785)

LVIP BlackRock Global Allocation Fund-79

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(884,326)	$—	$—	$—	$884,326	$—
Barclays Bank PLC	155,829	—	—	—	—	155,829
BNP Paribas SA	(1,433,925)	—	—	—	611,000	(822,925)
Citigroup Global Markets	(1,002,563)	—	—	—	360,000	(642,563)
Deutsche Bank	(471,190)	—	—	—	410,000	(61,190)
Goldman Sachs International	(1,184,187)	—	—	—	620,000	(564,187)
Hong Kong Shanghai Bank	(44,743)	—	—	—	—	(44,743)
Imperial Bank of Canada	77,895	—	—	—	—	77,895
JPMorgan Chase Bank	(1,915,787)	—	—	—	—	(1,915,787)
Morgan Stanley Capital	(891,892)	—	—	—	610,000	(281,892)
Royal bank of Canada	(801)	—	—	—	—	(801)
Societe Generale	(194,488)	—	—	—	—	(194,488)
Standard Chartered Bank	6,308	—	—	—	—	6,308
UBS AG	(18,915)	—	—	—	18,915	—
Total	$(7,802,785)	$—	$—	$—	$3,514,241	$(4,288,544)

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP BlackRock Global Allocation Fund-80

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Risk Factors (continued)
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 2. Restricted securities have been identified on the Consolidated Schedule of Investments.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Fund-81

LVIP BlackRock Global Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP BlackRock Global Allocation Managed Risk Fund

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.84%
INVESTMENT COMPANY–96.84%
Global Multi-Asset Fund–96.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	41,394,715	$602,541,475
Total Affiliated Investment (Cost $412,692,378)		602,541,475

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.95%
INVESTMENT COMPANY–2.95%
Money Market Fund–2.95%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	18,341,871	$18,341,871
Total Unaffiliated Investment (Cost $18,341,871)		18,341,871

TOTAL INVESTMENTS–99.79% (Cost $431,034,249)	620,883,346
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,287,608
NET ASSETS APPLICABLE TO 45,672,077 SHARES OUTSTANDING–100.00%	$622,170,954

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	CME Australian Dollar Currency Futures	$414,660	$420,395	9/14/26	$—	$(5,735)
11	CME British Pound Currency Futures	911,281	920,262	9/14/26	—	(8,981)
16	CME Euro Foreign Exchange Currency Futures	2,291,300	2,319,713	9/14/26	—	(28,413)
15	CME Japanese Yen Currency Futures	1,160,062	1,177,886	9/14/26	—	(17,824)
					—	(60,953)
Equity Contracts:
34	CME E-mini S&P 500 Index Futures	12,832,025	12,679,779	9/18/26	152,246	—
3	CME E-mini S&P MidCap 400 Index Futures	1,165,500	1,139,807	9/18/26	25,693	—
36	Eurex EURO STOXX 50 Futures	2,614,451	2,595,451	9/18/26	19,000	—
7	FTSE 100 Index Futures	978,794	978,195	9/18/26	599	—
6	OML Stockholm OMXS30 Index Futures	199,065	196,656	7/17/26	2,409	—
3	SFE S&P ASX Share Price Index 200 Futures	455,705	460,017	9/17/26	—	(4,312)
5	TSE TOPIX Futures	1,230,973	1,196,382	9/10/26	34,591	—
					234,538	(4,312)
Total Futures Contracts					$234,538	$(65,265)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
LVIP BlackRock Global Allocation Managed Risk Fund-1

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-2

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Affiliated investments, at value	$602,541,475
Unaffiliated investments, at value	18,341,871
Cash collateral held at broker for futures contracts	1,378,141
Receivable for securities sold	247,982
Variation margin due from broker on futures contracts	127,795
Dividends and interest receivable	54,678
Prepaid expenses	1,257
Receivable for fund shares sold	648
TOTAL ASSETS	622,693,847
LIABILITIES:
Payable for fund shares redeemed	256,299
Due to manager and affiliates	232,605
Payable for audit fee	14,229
Other accrued expenses payable	9,997
Payable for fund accounting fee	9,763
TOTAL LIABILITIES	522,893
TOTAL NET ASSETS	$622,170,954
Affiliated investments, at cost	$412,692,378
Unaffiliated investments, at cost	18,341,871
Standard Class:
Net Assets	$59,512
Shares Outstanding	4,329
Net Asset Value Per Share	$13.749
Service Class:
Net Assets	$622,111,442
Shares Outstanding	45,667,748
Net Asset Value Per Share	$13.623
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$477,698,417
Distributable earnings/(accumulated loss)	144,472,537
TOTAL NET ASSETS	$622,170,954
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-3

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$341,815
EXPENSES:
Distribution fees-Service Class	1,076,277
Management fees	461,307
Shareholder servicing fees	89,186
Accounting and administration expenses	48,246
Professional fees	24,171
Trustees’ fees and expenses	8,919
Reports and statements to shareholders	7,681
Consulting fees	3,921
Custodian fees	3,361
Pricing fees	1,008
Other	57,762
1,781,839
Less:
Management fees waived	(230,653)
Total operating expenses	1,551,186
NET INVESTMENT LOSS	(1,209,371)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	10,201,127
Foreign currencies	(19)
Futures contracts	1,450,568
Net realized gain	11,651,676
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	32,351,936
Foreign currencies	(6,909)
Futures contracts	77,458
Net change in unrealized appreciation (depreciation)	32,422,485
NET REALIZED AND UNREALIZED GAIN	44,074,161
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,864,790
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,209,371)	$13,702,665
Net realized gain	11,651,676	32,749,737
Net change in unrealized appreciation (depreciation)	32,422,485	50,267,183
Net increase in net assets resulting from operations	42,864,790	96,719,585
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,671)
Service Class	—	(30,951,756)
	—	(30,955,427)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,904	863
Service Class	7,765,842	13,481,545
Reinvestment of dividends and distributions:
Standard Class	—	3,671
Service Class	—	30,951,756
	7,769,746	44,437,835
Cost of shares redeemed:
Standard Class	(18,635)	(21,851)
Service Class	(54,507,972)	(126,873,403)
	(54,526,607)	(126,895,254)
Decrease in net assets derived from capital share transactions	(46,756,861)	(82,457,419)
NET DECREASE IN NET ASSETS	(3,892,071)	(16,693,261)
NET ASSETS:
Beginning of period	626,063,025	642,756,286
End of period	$622,170,954	$626,063,025
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-4

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.810	$11.537	$10.905	$10.027	$12.585	$12.272
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.002)	0.313	0.141	0.253	0.027	0.171
Net realized and unrealized gain (loss)	0.941	1.665	0.906	0.916	(2.266)	0.778
Total from investment operations	0.939	1.978	1.047	1.169	(2.239)	0.949
Less dividends and distributions from:
Net investment income	—	(0.705)	(0.415)	(0.273)	(0.319)	(0.636)
Return of capital	—	—	—	(0.018)	—	—
Total dividends and distributions	—	(0.705)	(0.415)	(0.291)	(0.319)	(0.636)
Net asset value, end of period	$13.749	$12.810	$11.537	$10.905	$10.027	$12.585
Total return[3]	7.33%	17.11%	9.60%	11.65%	(17.78% )	7.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60	$70	$79	$76	$70	$90
Ratio of expenses to average net assets[4]	0.15%	0.15%	0.15%	0.14%	0.14%	0.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.23%	0.23%	0.23%	0.22%	0.22%	0.21%
Ratio of net investment income (loss) to average net assets	(0.04% )[5]	2.53%	1.21%	2.43%	0.25%	1.33%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.12% )[5]	2.45%	1.13%	2.35%	0.17%	1.25%
Portfolio turnover	0%	7%	4%	3%	3%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-5

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.715	$11.455	$10.828	$9.959	$12.498	$12.190
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)	0.268	0.099	0.215	(0.011)	0.124
Net realized and unrealized gain (loss)	0.933	1.650	0.899	0.906	(2.248)	0.773
Total from investment operations	0.908	1.918	0.998	1.121	(2.259)	0.897
Less dividends and distributions from:
Net investment income	—	(0.658)	(0.371)	(0.234)	(0.280)	(0.589)
Return of capital	—	—	—	(0.018)	—	—
Total dividends and distributions	—	(0.658)	(0.371)	(0.252)	(0.280)	(0.589)
Net asset value, end of period	$13.623	$12.715	$11.455	$10.828	$9.959	$12.498
Total return[3]	7.14%	16.72%	9.22%	11.25%	(18.06% )	7.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$622,111	$625,993	$642,677	$688,999	$709,931	$955,379
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.49%	0.49%	0.48%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.58%	0.58%	0.58%	0.57%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets	(0.39% )[5]	2.18%	0.86%	2.08%	(0.10% )	0.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.47% )[5]	2.10%	0.78%	2.00%	(0.18% )	0.90%
Portfolio turnover	0%	7%	4%	3%	3%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-6

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Managed Risk Fund(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP BlackRock Global Allocation Fund (collectively, the "Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP BlackRock Global Allocation Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that  invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Global Allocation Managed Risk Fund-7

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.075% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$24,453
Legal	4,067
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,013 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$38,429
Distribution fees payable to LFD	179,317
Shareholder servicing fees payable to Lincoln Life	14,859
LVIP BlackRock Global Allocation Managed Risk Fund-8

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.84%@
Global Multi-Asset Fund-96.84%@
✧✧LVIP BlackRock Global Allocation Fund	$606,857,859	$1,295,960	$48,165,407	$10,201,127	$32,351,936	$602,541,475	41,394,715	$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,295,960
Sales	48,165,407
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$431,034,249
Aggregate unrealized appreciation of investments and derivatives	$190,083,635
Aggregate unrealized depreciation of investments and derivatives	(65,265)
Net unrealized appreciation of investments and derivatives	$190,018,370
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP BlackRock Global Allocation Managed Risk Fund-9

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$602,541,475	$—	$—	$602,541,475
Unaffiliated Investment Company	18,341,871	—	—	18,341,871
Total Investments	$620,883,346	$—	$—	$620,883,346
Derivatives:
Assets:
Futures Contracts	$234,538	$—	$—	$234,538
Liabilities:
Futures Contracts	$(65,265)	$—	$—	$(65,265)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	297	69
Service Class	597,636	1,105,446
Shares reinvested:
Standard Class	—	285
Service Class	—	2,421,484
	597,933	3,527,284
Shares redeemed:
Standard Class	(1,447)	(1,735)
Service Class	(4,163,408)	(10,395,818)
	(4,164,855)	(10,397,553)
Net decrease	(3,566,922)	(6,870,269)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
LVIP BlackRock Global Allocation Managed Risk Fund-10

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$234,538	Variation margin due from broker on futures contracts	$(4,312)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(60,953)
Total		$234,538		$(65,265)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,506,484	$164,138
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(55,916)	(86,680)
Total		$1,450,568	$77,458
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$24,420,765	$—
6. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP BlackRock Global Allocation Managed Risk Fund-11

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-12

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.04%
Equity Funds–56.38%
iShares Core S&P 500 ETF	297,390	$222,712,397
iShares Core S&P Mid-Cap ETF	462,700	35,678,797
		258,391,194
Fixed Income Funds–28.66%
iShares Broad USD Investment Grade Corporate Bond ETF	429,615	22,034,953
iShares Core U.S. Aggregate Bond ETF	659,080	65,235,739
iShares Core U.S. Treasury Bond ETF	967,922	22,049,263
iShares MBS ETF	233,049	22,027,792
		131,347,747
International Equity Funds–11.61%
iShares Core MSCI EAFE ETF	366,000	35,286,682
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
iShares Core MSCI Emerging Markets ETF	216,000	$17,893,440
		53,180,122
Money Market Fund–3.39%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	15,554,882	15,554,882
		15,554,882
Total Investment Companies (Cost $376,497,174)		458,473,945

TOTAL INVESTMENTS–100.04% (Cost $376,497,174)	458,473,945
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(202,595)
NET ASSETS APPLICABLE TO 31,784,886 SHARES OUTSTANDING–100.00%	$458,271,350

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	CME Australian Dollar Currency Futures	$207,330	$210,260	9/14/26	$—	$(2,930)
5	CME British Pound Currency Futures	414,219	418,301	9/14/26	—	(4,082)
7	CME Euro Foreign Exchange Currency Futures	1,002,444	1,014,875	9/14/26	—	(12,431)
6	CME Japanese Yen Currency Futures	464,025	471,177	9/14/26	—	(7,152)
					—	(26,595)
Equity Contracts:
9	CME E-mini Russell 2000 Index Futures	1,370,520	1,323,977	9/18/26	46,543	—
20	CME E-mini S&P 500 Index Futures	7,548,250	7,458,693	9/18/26	89,557	—
6	CME E-mini S&P MidCap 400 Index Futures	2,331,000	2,279,689	9/18/26	51,311	—
16	Eurex EURO STOXX 50 Futures	1,161,978	1,153,534	9/18/26	8,444	—
4	FTSE 100 Index Futures	559,311	558,969	9/18/26	342	—
12	ICE U.S. MSCI Emerging Markets Index Futures	1,054,380	1,042,994	9/18/26	11,386	—
3	OML Stockholm OMXS30 Index Futures	99,532	98,327	7/17/26	1,205	—
1	SFE S&P ASX Share Price Index 200 Futures	151,902	153,426	9/17/26	—	(1,524)
3	TSE TOPIX Futures	738,583	715,799	9/10/26	22,784	—
					231,572	(1,524)
Total Futures Contracts					$231,572	$(28,119)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Investments, at value	$458,473,945
Receivable for securities sold	190,172,262
Cash collateral held at broker for futures contracts	1,016,556
Variation margin due from broker on futures contracts	105,604
Dividends and interest receivable	46,618
Receivable for fund shares sold	1,784
Prepaid expenses	1,771
TOTAL ASSETS	649,818,540
LIABILITIES:
Payable for securities purchased	190,471,472
Payable for fund shares redeemed	828,747
Due to manager and affiliates	214,646
Payable for audit fee	14,229
Payable for fund accounting fee	10,490
Other accrued expenses payable	7,606
TOTAL LIABILITIES	191,547,190
TOTAL NET ASSETS	$458,271,350
Investments, at cost	$376,497,174
Standard Class:
Net Assets	$72,815,605
Shares Outstanding	5,036,121
Net Asset Value Per Share	$14.459
Service Class:
Net Assets	$385,455,745
Shares Outstanding	26,748,765
Net Asset Value Per Share	$14.410
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$338,231,365
Distributable earnings/(accumulated loss)	120,039,985
TOTAL NET ASSETS	$458,271,350
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$5,025,237
EXPENSES:
Distribution fees-Service Class	671,566
Management fees	566,065
Shareholder servicing fees	65,664
Accounting and administration expenses	42,029
Professional fees	22,883
Reports and statements to shareholders	7,603
Trustees’ fees and expenses	6,501
Consulting fees	4,038
Custodian fees	3,296
Pricing fees	895
Other	10,230
1,400,770
Less:
Management fees waived	(11,321)
Total operating expenses	1,389,449
NET INVESTMENT INCOME	3,635,788
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	83,799,625
Foreign currencies	(161)
Futures contracts	1,323,677
Net realized gain	85,123,141
Net change in unrealized appreciation (depreciation) of:
Investments	(60,011,638)
Foreign currencies	(3,127)
Futures contracts	197,301
Net change in unrealized appreciation (depreciation)	(59,817,464)
NET REALIZED AND UNREALIZED GAIN	25,305,677
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,941,465
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,635,788	$8,599,448
Net realized gain	85,123,141	7,596,903
Net change in unrealized appreciation (depreciation)	(59,817,464)	29,829,162
Net increase in net assets resulting from operations	28,941,465	46,025,513
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,877,997)
Service Class	—	(15,740,626)
	—	(18,618,623)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,618,013	5,409,279
Service Class	8,009,028	17,042,744
Reinvestment of dividends and distributions:
Standard Class	—	2,877,997
Service Class	—	15,740,626
	12,627,041	41,070,646
Cost of shares redeemed:
Standard Class	(3,223,439)	(5,758,737)
Service Class	(34,395,042)	(54,776,426)
	(37,618,481)	(60,535,163)
Decrease in net assets derived from capital share transactions	(24,991,440)	(19,464,517)
NET INCREASE IN NET ASSETS	3,950,025	7,942,373
NET ASSETS:
Beginning of period	454,321,325	446,378,952
End of period	$458,271,350	$454,321,325
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.549	$12.735	$11.749	$10.747	$13.578	$12.586
Income (loss) from investment operations:
Net investment income[2]	0.132	0.296	0.281	0.242	0.182	0.161
Net realized and unrealized gain (loss)	0.778	1.122	1.030	1.014	(2.429)	1.426
Total from investment operations	0.910	1.418	1.311	1.256	(2.247)	1.587
Less dividends and distributions from:
Net investment income	—	(0.295)	(0.296)	(0.254)	(0.181)	(0.171)
Net realized gain	—	(0.309)	(0.029)	—	(0.403)	(0.424)
Total dividends and distributions	—	(0.604)	(0.325)	(0.254)	(0.584)	(0.595)
Net asset value, end of period	$14.459	$13.549	$12.735	$11.749	$10.747	$13.578
Total return[3]	6.82%	11.17%	11.17%	11.68%	(16.52% )	12.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,816	$66,893	$60,575	$54,324	$47,102	$51,501
Ratio of expenses to average net assets[4]	0.31%	0.32%	0.32%	0.32%	0.31%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.33%	0.33%	0.33%	0.32%	0.31%
Ratio of net investment income to average net assets	1.91% [5]	2.22%	2.23%	2.16%	1.55%	1.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90% [5]	2.21%	2.22%	2.15%	1.54%	1.20%
Portfolio turnover	45%	7%	6%	4%	5%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.527	$12.717	$11.731	$10.732	$13.557	$12.569
Income (loss) from investment operations:
Net investment income[2]	0.107	0.248	0.236	0.202	0.141	0.114
Net realized and unrealized gain (loss)	0.776	1.118	1.028	1.009	(2.424)	1.423
Total from investment operations	0.883	1.366	1.264	1.211	(2.283)	1.537
Less dividends and distributions from:
Net investment income	—	(0.247)	(0.249)	(0.212)	(0.139)	(0.125)
Net realized gain	—	(0.309)	(0.029)	—	(0.403)	(0.424)
Total dividends and distributions	—	(0.556)	(0.278)	(0.212)	(0.542)	(0.549)
Net asset value, end of period	$14.410	$13.527	$12.717	$11.731	$10.732	$13.557
Total return[3]	6.63%	10.78%	10.79%	11.29%	(16.81% )	12.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$385,455	$387,428	$385,804	$393,684	$387,868	$500,084
Ratio of expenses to average net assets[4]	0.66%	0.67%	0.67%	0.67%	0.66%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.67%	0.68%	0.68%	0.68%	0.67%	0.66%
Ratio of net investment income to average net assets	1.56% [5]	1.87%	1.88%	1.81%	1.20%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55% [5]	1.86%	1.87%	1.80%	1.19%	0.85%
Portfolio turnover	45%	7%	6%	4%	5%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively,  the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$17,958
Legal	2,987
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,527 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$92,417
Distribution fees payable to LFD	111,290
Shareholder servicing fees payable to Lincoln Life	10,939
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$200,577,453
Sales	220,474,457
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$376,497,174
Aggregate unrealized appreciation of investments and derivatives	$88,735,459
Aggregate unrealized depreciation of investments and derivatives	(6,555,235)
Net unrealized appreciation of investments and derivatives	$82,180,224
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$458,473,945	$—	$—	$458,473,945
Derivatives:
Assets:
Futures Contracts	$231,572	$—	$—	$231,572
Liabilities:
Futures Contracts	$(28,119)	$—	$—	$(28,119)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	327,232	404,537
Service Class	573,062	1,289,553
Shares reinvested:
Standard Class	—	211,545
Service Class	—	1,160,695
	900,294	3,066,330
Shares redeemed:
Standard Class	(228,068)	(435,573)
Service Class	(2,464,457)	(4,147,550)
	(2,692,525)	(4,583,123)
Net decrease	(1,792,231)	(1,516,793)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$231,572	Variation margin due from broker on futures contracts	$(1,524)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(26,595)
Total		$231,572		$(28,119)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,346,342	$235,537
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(22,665)	(38,236)
Total		$1,323,677	$197,301
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$17,023,411	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-11

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Effective August 1, 2026, the Fund's name will change to the LVIP BlackRock Growth ETF Allocation Managed Risk Fund.
Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-12

LVIP BlackRock Inflation Protected Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.85%
•Federal Home Loan Mortgage Corp. REMICS
Series 5468 Class WF 4.73% (30 day USD SOFR Average + 1.10%) 11/25/54	368,709	$370,891
Series 5478 Class FD 5.03% (30 day USD SOFR Average + 1.40%) 2/25/54	214,953	217,323
Series 5479 Class FB 5.03% (30 day USD SOFR Average + 1.40%) 12/25/54	120,504	121,657
Series 5482 Class FB 5.13% (30 day USD SOFR Average + 1.50%) 12/25/54	438,195	444,190
Series 5500 Class DF 4.98% (30 day USD SOFR Average + 1.35%) 10/25/54	290,569	292,628
Series 5508 Class FE 5.23% (30 day USD SOFR Average + 1.60%) 2/25/55	317,367	321,917
Series 5513 Class FD 4.98% (30 day USD SOFR Average + 1.35%) 1/25/55	3,170,601	3,198,795
Series 5515 Class FB 5.03% (30 day USD SOFR Average + 1.40%) 3/25/55	168,836	170,728
Series 5516 Class FC 5.03% (30 day USD SOFR Average + 1.40%) 3/25/55	1,175,346	1,193,968
Series 5539 Class FC 5.13% (30 day USD SOFR Average + 1.50%) 5/25/55	215,349	218,290
Series 5543 Class FC 5.13% (30 day USD SOFR Average + 1.50%) 6/25/55	163,769	165,995
Series 5543 Class FG 5.13% (30 day USD SOFR Average + 1.50%) 6/25/55	166,960	169,240
Series 5543 Class FM 5.13% (30 day USD SOFR Average + 1.50%) 6/25/55	220,576	223,588
Series 5563 Class FA 4.98% (30 day USD SOFR Average + 1.35%) 8/25/55	398,216	401,955
Series 5570 Class FA 5.03% (30 day USD SOFR Average + 1.40%) 5/25/55	242,914	245,667
•Federal National Mortgage Association REMICS
Series 2024-88 Class FC 5.03% (30 day USD SOFR Average + 1.40%) 12/25/54	273,572	276,587
Series 2024-95 Class FC 5.03% (30 day USD SOFR Average + 1.40%) 12/25/54	68,624	69,382
Series 2025-13 Class FB 4.93% (30 day USD SOFR Average + 1.30%) 3/25/55	334,535	337,828
Series 2025-18 Class FH 5.03% (30 day USD SOFR Average + 1.40%) 8/25/54	112,195	113,435
Series 2025-2 Class FG 5.08% (30 day USD SOFR Average + 1.45%) 2/25/55	433,814	439,520
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association REMICS (continued)
Series 2025-35 Class FJ 5.23% (30 day USD SOFR Average + 1.60%) 5/25/55	257,152	$260,622
Series 2025-42 Class FA 5.13% (30 day USD SOFR Average + 1.50%) 6/25/55	155,850	157,969
Series 2025-42 Class FE 5.18% (30 day USD SOFR Average + 1.55%) 6/25/55	291,038	295,371
Total Agency Collateralized Mortgage Obligations (Cost $9,638,364)		9,707,546
AGENCY MORTGAGE-BACKED SECURITIES–1.88%
Uniform Mortgage-Backed Security, TBA
3.50% 7/1/56	5,124,000	4,648,429
3.50% 8/1/56	1,200,000	1,087,828
5.00% 7/1/56	6,531,000	6,416,719
5.50% 7/1/56	9,407,236	9,437,294
Total Agency Mortgage-Backed Securities (Cost $21,561,416)		21,590,270
NON-AGENCY ASSET-BACKED SECURITIES–2.74%
ALLO Issuer LLC Series 2026-1A Class A2 5.61% 6/20/56	146,000	147,425
AMSR Trust
Series 2022-SFR1 Class E1 4.39% 3/17/39	2,500,000	2,478,467
Series 2022-SFR3 Class D 4.00% 10/17/39	2,180,000	2,140,809
Enterprise Fleet Financing LLC Series 2025-4 Class A4 4.28% 6/20/32	508,000	500,416
FirstKey Homes Trust
Series 2022-SFR1 Class E1 5.00% 5/19/39	2,500,000	2,482,005
Series 2022-SFR1 Class E2 5.00% 5/19/39	2,500,000	2,479,925
Foundation Finance Trust Series 2025-3A Class A 4.56% 8/15/52	506,443	500,524
GreenSky Home Improvement Issuer Trust
Series 2026-REV1 Class A 4.93% 5/15/41	663,000	662,625
Series 2026-REV1 Class C 5.45% 5/15/41	115,000	115,006
Iskandar Enterprise LLC Series 2026-1A Class A21 5.05% 4/17/56	865,000	860,042
Progress Residential Trust
Series 2021-SFR8 Class E1 2.38% 10/17/38	2,500,000	2,478,215
Series 2022-SFR3 Class E2 5.60% 4/17/39	968,000	965,007
Series 2022-SFR4 Class D 5.59% 5/17/41	2,500,000	2,492,106
Series 2022-SFR5 Class D 5.73% 6/17/39	2,500,000	2,500,508
LVIP BlackRock Inflation Protected Bond Fund-1

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2022-SFR6 Class D 6.04% 7/20/39	2,150,000	$2,156,912
Series 2022-SFR7 Class D 5.50% 10/27/39	1,615,000	1,611,193
Series 2026-SFR1 Class D 4.00% 2/17/43	1,075,000	994,859
QTS Issuer ABS II LLC
Series 2026-1A Class A2 5.36% 1/5/56	499,000	492,829
Series 2026-3A Class A2 6.16% 1/5/56	590,000	585,402
Tricon Residential Trust
Series 2022-SFR1 Class E1 5.34% 4/17/39	1,500,000	1,493,576
Series 2022-SFR1 Class E2 5.74% 4/17/39	600,000	598,981
Series 2022-SFR2 Class D 6.23% 7/17/40	2,500,000	2,523,115
UPG HI Issuer Trust Series 2026-1 Class A 5.03% 2/25/48	239,180	238,246
Total Non-Agency Asset-Backed Securities (Cost $30,945,122)		31,498,193
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.54%
•A&D Mortgage Trust Series 2026-NQM3 Class A1 5.08% 4/25/71	1,131,370	1,122,269
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	2,515	2,476
φAngel Oak Mortgage Trust Series 2025-2 Class A1 5.64% 2/25/70	971,795	975,852
•Barclays Mortgage Loan Trust Series 2025-NQM3 Class A1 5.64% 5/25/65	1,131,719	1,133,922
φBRAVO Residential Funding Trust Series 2023-NQM3 Class A1 4.85% 9/25/62	1,047,544	1,043,650
♦CHL Mortgage Pass-Through Trust Series 2004-5 Class 2A4 5.50% 5/25/34	16,123	15,716
•COLT Mortgage Loan Trust Series 2025-12 Class A1 4.98% 1/26/71	691,509	687,048
•Cross Mortgage Trust
Series 2025-H1 Class A1 5.74% 2/25/70	950,681	954,682
Series 2025-H10 Class A1 4.97% 1/25/71	536,880	532,773
Series 2026-NQM8 Class A1 5.58% 7/25/71	1,425,332	1,425,320
•CSMC Trust Series 2022-NQM5 Class A1 5.17% 5/25/67	2,111,268	2,104,653
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φDeephaven Residential Mortgage Trust Series 2024-1 Class A1 5.74% 7/25/69	407,191	$409,074
φEFMT Series 2025-NQM6 Class A1A 5.00% 12/25/70	515,338	511,553
•Ellington Financial Mortgage Trust
Series 2021-3 Class A1 1.24% 9/25/66	1,355,252	1,135,975
Series 2026-NQM7 Class A1 5.60% 7/25/71	1,640,000	1,640,815
•GS Mortgage-Backed Securities Trust Series 2026-NQM3 Class A1 5.22% 5/25/66	1,118,773	1,110,996
φHOMES Trust
Series 2025-AFC1 Class A1 5.73% 1/25/60	572,009	574,308
Series 2025-AFC2 Class A1A 5.47% 6/25/60	1,071,295	1,072,394
•JP Morgan Mortgage Trust Series 2023-DSC1 Class A1 4.63% 7/25/63	582,648	567,046
•Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM1 Class A1 5.74% 11/25/69	589,414	591,920
Series 2026-NEW1 Class A1 5.28% 4/27/71	1,145,509	1,141,044
•New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1 5.01% 10/26/65	1,129,265	1,120,538
•OBX Trust Series 2026-NQM9 Class A1 5.47% 4/25/66	1,640,000	1,637,547
•PRKCM Trust Series 2022-AFC2 Class A1 5.34% 8/25/57	300,551	299,708
PRPM Trust
φSeries 2025-NQM1 Class A1 5.80% 11/25/69	825,063	828,549
φSeries 2025-NQM2 Class A1 5.69% 4/25/70	636,254	638,483
•Series 2025-NQM3 Class A1 5.61% 5/25/70	916,746	919,237
•Series 2026-NQM2 Class A1 5.26% 4/25/71	1,140,055	1,136,473
•SG Residential Mortgage Trust
Series 2021-1 Class A1 1.16% 7/25/61	1,685,395	1,401,382
Series 2025-1 Class A1 5.10% 12/25/65	931,947	928,235
Verus Securitization Trust
φSeries 2025-12 Class A1LC 5.11% 12/25/70	781,163	774,451
•Series 2026-1 Class A1 4.86% 1/25/71	696,258	688,951
LVIP BlackRock Inflation Protected Bond Fund-2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 Class 3A5 5.95% 11/25/33	27,087	$26,834
Total Non-Agency Collateralized Mortgage Obligations (Cost $29,007,300)		29,153,874
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.87%
•425 Trust
Series 2026-LEX Class B 5.74% (1 mo. USD Term SOFR + 2.10%) 7/15/43	510,000	510,000
Series 2026-LEX Class C 6.34% (1 mo. USD Term SOFR + 2.70%) 7/15/43	510,000	510,000
Series 2026-LEX Class D 7.14% (1 mo. USD Term SOFR + 3.50%) 7/15/43	510,000	510,000
•ARES Commercial Mortgage Trust
Series 2024-IND Class A 5.32% (1 mo. USD Term SOFR + 1.69%) 7/15/41	1,150,000	1,155,244
Series 2026-AZURE Class A 4.98% (1 mo. USD Term SOFR + 1.35%) 3/15/38	970,000	970,000
Series 2026-GCP Class A 4.88% (1 mo. USD Term SOFR + 1.25%) 2/15/43	425,000	425,000
•BAHA Trust Series 2024-MAR Class A 6.17% 12/10/41	1,150,000	1,169,897
•BAMLL Trust Series 2024-BHP Class A 5.98% (1 mo. USD Term SOFR + 2.35%) 8/15/39	770,000	772,875
•BFLD Commercial Mortgage Trust Series 2025-660F Class A 5.13% (1 mo. USD Term SOFR + 1.50%) 11/15/42	876,000	877,914
•BFLD Trust Series 2025-EWEST Class A 5.18% (1 mo. USD Term SOFR + 1.55%) 6/15/42	954,000	955,191
•BHMS Commercial Mortgage Trust Series 2025-ATLS Class A 5.48% (1 mo. USD Term SOFR + 1.85%) 8/15/42	1,160,000	1,161,808
•BOS Trust Series 2026-LYRK Class A 5.22% 5/11/41	545,000	540,749
•Bridge Commercial Mortgage Trust
Series 2026-MF Class A 4.85% (1 mo. USD Term SOFR + 1.25%) 6/15/39	1,125,000	1,126,755
Series 2026-MF Class C 5.45% (1 mo. USD Term SOFR + 1.85%) 6/15/39	400,000	401,123
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust
Series 2024-AIRC Class A 5.32% (1 mo. USD Term SOFR + 1.69%) 8/15/41	424,953	$426,607
Series 2024-MDHS Class A 5.27% (1 mo. USD Term SOFR + 1.64%) 5/15/41	789,732	790,719
Series 2024-XL4 Class D 6.77% (1 mo. USD Term SOFR + 3.14%) 2/15/39	415,392	416,690
Series 2025-JDI Class A 5.03% (1 mo. USD Term SOFR + 1.40%) 11/15/42	1,247,877	1,249,435
Series 2026-AHP Class A 4.85% (1 mo. USD Term SOFR + 1.25%) 6/15/43	1,155,000	1,155,000
Series 2026-AHP Class C 5.50% (1 mo. USD Term SOFR + 1.90%) 6/15/43	550,000	550,860
•BX Trust
Series 2024-VLT4 Class A 5.12% (1 mo. USD Term SOFR + 1.49%) 6/15/41	640,946	639,344
Series 2025-ARIA Class A 5.20% 12/13/42	1,250,000	1,251,978
Series 2025-OMG Class A 4.98% (1 mo. USD Term SOFR + 1.35%) 10/15/42	411,000	411,257
Series 2025-VOLT Class A 5.33% (1 mo. USD Term SOFR + 1.70%) 12/15/44	1,086,000	1,088,033
Series 2026-CIP Class A 4.83% (1 mo. USD Term SOFR + 1.20%) 5/15/38	600,000	601,124
Series 2026-CIP Class C 5.28% (1 mo. USD Term SOFR + 1.65%) 5/15/38	371,372	372,879
Series 2026-PNDA Class C 5.43% (1 mo. USD Term SOFR + 1.80%) 5/15/43	1,162,000	1,166,356
•CIP Commercial Mortgage Trust Series 2025-SBAY Class A 5.03% (1 mo. USD Term SOFR + 1.40%) 10/15/37	1,047,000	1,049,616
•COMM Mortgage Trust Series 2024-WCL1 Class A 5.47% (1 mo. USD Term SOFR + 1.84%) 6/15/41	540,000	539,832
•CONE Trust Series 2024-DFW1 Class A 5.27% (1 mo. USD Term SOFR + 1.64%) 8/15/41	210,000	209,147
•CRSNT Trust Series 2026-MOON Class A 5.03% (1 mo. USD Term SOFR + 1.40%) 2/15/43	1,230,000	1,230,000
•CVLR Trust Series 2026-R3LX Class A 5.15% (1 mo. USD Term SOFR + 1.55%) 6/15/43	903,000	902,285
LVIP BlackRock Inflation Protected Bond Fund-3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•DBC Mortgage Trust Series 2025-DBC Class A 4.98% (1 mo. USD Term SOFR + 1.35%) 11/15/42	1,445,000	$1,446,354
•DBSG Mortgage Trust
Series 2024-ALTA Class A 6.14% 6/10/37	215,000	215,999
Series 2024-SBL Class A 5.51% (1 mo. USD Term SOFR + 1.88%) 8/15/34	833,757	833,237
•ELM Trust
Series 2024-ELM Class A10 5.99% 6/10/39	430,000	429,982
Series 2024-ELM Class A15 5.99% 6/10/39	430,000	429,982
•FS Trust
Series 2026-ORL Class A 4.98% (1 mo. USD Term SOFR + 1.35%) 2/15/41	1,145,000	1,146,072
Series 2026-ORL Class C 5.48% (1 mo. USD Term SOFR + 1.85%) 2/15/41	790,000	791,235
•HILT Commercial Mortgage Trust Series 2024-ORL Class A 5.17% (1 mo. USD Term SOFR + 1.54%) 5/15/37	475,000	475,297
•HONO Mortgage Trust Series 2021-LULU Class A 4.89% (1 mo. USD Term SOFR + 1.26%) 10/15/36	150,000	148,500
•LEX Trust Series 2026-450 Class A 4.98% (1 mo. USD Term SOFR + 1.35%) 3/15/43	683,000	684,066
•LQR Trust Series 2025-CALI Class A 5.23% (1 mo. USD Term SOFR + 1.60%) 1/15/43	451,000	450,437
•MF1 LLC Series 2026-FL21 Class A 4.99% (1 mo. USD Term SOFR + 1.35%) 2/18/41	1,285,000	1,285,402
•MLTI Trust
Series 2026-MLTI Class A10 5.02% (1 mo. USD Term SOFR + 1.40%) 6/15/31	1,680,000	1,682,624
Series 2026-SF75 Class A 5.03% (1 mo. USD Term SOFR + 1.40%) 3/15/36	675,000	675,421
•MTN Commercial Mortgage Trust Series 2026-LPFX Class A 5.15% 5/15/43	824,000	821,671
•National Commercial Mortgage Trust
Series 2026-IND Class A 4.98% (1 mo. USD Term SOFR + 1.35%) 6/15/43	641,000	641,399
Series 2026-IND Class C 5.38% (1 mo. USD Term SOFR + 1.75%) 6/15/43	525,000	525,817
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•NYC Commercial Mortgage Trust Series 2026-1PARK Class A 4.88% (1 mo. USD Term SOFR + 1.25%) 2/15/43		750,000	$749,532
•NYCT Trust Series 2024-3ELV Class A 5.62% (1 mo. USD Term SOFR + 1.99%) 8/15/29		183,498	183,498
•One New York Plaza Trust Series 2020-1NYP Class AJ 4.99% (1 mo. USD Term SOFR + 1.36%) 1/15/36		89,000	86,306
•PENN Commercial Mortgage Trust Series 2025-P11 Class A 5.52% 8/10/42		680,000	686,999
•PFP Ltd.
Series 2026-13 Class A 5.14% (1 mo. USD Term SOFR + 1.50%) 8/18/43		1,315,000	1,320,951
Series 2026-14 Class A 4.97% (1 mo. USD Term SOFR + 1.32%) 12/18/43		1,360,000	1,359,576
•PRM8 Trust Series 2026-PRM8 Class C 5.24% 5/10/41		307,000	301,567
•SHRN Trust
Series 2025-MF18 Class A 4.83% (1 mo. USD Term SOFR + 1.20%) 10/15/40		289,000	288,820
Series 2025-MF18 Class B 5.08% (1 mo. USD Term SOFR + 1.45%) 10/15/40		337,000	337,210
•UNIV Trust Series 2025-APTS Class A 5.28% (1 mo. USD Term SOFR + 1.65%) 11/15/42		1,100,000	1,097,306
•Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A 5.48% 7/15/35		182,000	182,013
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $44,355,282)			44,414,991
ΔSOVEREIGN BONDS–41.09%
Australia–1.69%
Australia Government Bonds
0.25% 11/21/32	AUD	7,749,000	5,858,656
0.75% 11/21/27	AUD	4,343,000	3,917,750
2.00% 8/21/35	AUD	5,895,000	5,590,299
2.50% 9/20/30	AUD	3,731,000	4,035,771
			19,402,476
Canada–0.36%
Canada Government Real Return Bonds 4.00% 12/1/31	CAD	5,091,842	4,175,328
			4,175,328
LVIP BlackRock Inflation Protected Bond Fund-4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Denmark–0.31%
Denmark I/L Government Bonds
0.10% 11/15/30	DKK	11,718,728	$1,739,273
0.10% 11/15/34	DKK	12,733,670	1,789,719
			3,528,992
France–9.50%
French Republic Government Bonds O.A.T.
0.10% 3/1/28	EUR	9,544,542	10,595,219
0.10% 3/1/28	EUR	351,325	390,000
0.10% 3/1/29	EUR	14,425,092	16,097,333
0.10% 7/25/31	EUR	8,031,527	8,757,281
0.10% 3/1/32	EUR	5,293,074	5,536,391
0.10% 3/1/36	EUR	7,056,317	6,777,957
0.60% 7/25/34	EUR	6,623,832	7,103,259
0.70% 7/25/30	EUR	10,851,736	12,294,767
1.85% 7/25/27	EUR	15,493,893	17,901,722
3.15% 7/25/32	EUR	9,460,424	12,079,929
3.15% 7/25/32	EUR	2,010,605	2,567,323
3.40% 7/25/29	EUR	904,800	1,092,838
3.40% 7/25/29	EUR	6,520,697	7,875,840
			109,069,859
Germany–1.94%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/33	EUR	6,427,703	6,983,658
0.50% 4/15/30	EUR	13,530,363	15,273,841
			22,257,499
Italy–7.25%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	11,175,668	11,714,443
0.40% 5/15/30	EUR	9,921,204	11,052,916
1.10% 8/15/31	EUR	4,244,506	4,845,796
1.25% 9/15/32	EUR	10,553,053	12,130,807
1.30% 5/15/28	EUR	9,764,098	11,185,888
1.50% 5/15/29	EUR	10,180,795	11,758,277
1.80% 5/15/36	EUR	7,734,006	8,873,167
2.35% 9/15/35	EUR	9,554,969	11,717,880
			83,279,174
Japan–2.20%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	411,693,648	2,545,820
0.01% 3/10/32	JPY	460,479,966	2,825,967
0.01% 3/10/33	JPY	494,045,957	2,995,215
0.01% 3/10/34	JPY	610,414,240	3,597,080
0.10% 3/10/28	JPY	798,827,212	4,927,537
0.10% 3/10/29	JPY	1,096,188,348	6,732,240
Japan Government CPI-Linked Bonds
0.01% 3/10/35	JPY	249,135,750	1,447,392
0.60% 3/10/36	JPY	38,056,620	232,421
			25,303,672
Mexico–0.41%
Mexico Bonos
7.75% 5/29/31	MXN	26,100,000	1,449,809
8.00% 4/15/32	MXN	60,042,000	3,322,542
			4,772,351
New Zealand–0.38%
New Zealand Government Bonds Inflation-Linked
2.50% 9/20/35	NZD	3,695,000	2,902,622
3.00% 9/20/30	NZD	1,752,000	1,462,359
			4,364,981
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru–0.14%
Peru Government International Bonds
6.85% 8/12/35	PEN	2,804,000	$861,060
7.60% 8/12/39	PEN	2,256,000	706,486
			1,567,546
Spain–3.54%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	10,336,541	11,787,866
0.70% 11/30/33	EUR	13,138,201	14,547,576
1.00% 11/30/30	EUR	12,445,907	14,287,704
			40,623,146
Sweden–0.68%
Sweden Bonds Inflation-Linked
0.13% 12/1/27	SEK	16,515,000	2,199,432
0.13% 6/1/30	SEK	9,855,000	1,229,335
0.13% 6/1/32	SEK	11,230,000	1,497,084
0.75% 6/1/36	SEK	3,494,970	354,705
3.50% 12/1/28	SEK	14,075,000	2,506,164
			7,786,720
United Kingdom–12.69%
U.K. Inflation-Linked Gilts
0.13% 8/10/28	GBP	12,595,214	16,604,438
0.13% 3/22/29	GBP	12,927,034	16,862,849
0.13% 8/10/31	GBP	11,139,145	14,170,910
0.75% 11/22/33	GBP	9,182,168	11,634,279
0.75% 3/22/34	GBP	12,149,108	15,231,266
1.13% 9/22/35	GBP	9,194,950	11,649,622
1.25% 11/22/27	GBP	13,773,923	18,466,553
1.25% 11/22/32	GBP	13,054,878	17,358,202
2.00% 1/26/35	GBP	4,245,000	13,623,841
4.13% 7/22/30	GBP	2,219,000	10,061,457
			145,663,417
Total Sovereign Bonds (Cost $474,067,815)			471,795,161
U.S. TREASURY OBLIGATIONS–52.46%
U.S. Treasury Inflation Indexed Bonds
1.75% 1/15/28		8,406,709	8,347,785
2.38% 2/15/56		1,972,358	1,817,185
2.50% 1/15/29		6,456,948	6,537,672
3.38% 4/15/32		4,162,045	4,480,123
3.63% 4/15/28		16,205,862	16,611,420
3.88% 4/15/29		18,329,904	19,245,016
U.S. Treasury Inflation Indexed Notes
0.13% 1/15/30		18,565,162	17,432,298
0.13% 7/15/30		10,733,484	10,027,785
0.13% 1/15/31		21,322,321	19,691,970
0.13% 7/15/31		26,463,190	24,293,856
0.13% 1/15/32		17,291,085	15,652,449
0.25% 7/15/29		24,347,909	23,220,174
0.38% 7/15/27		22,483,720	22,107,503
0.50% 1/15/28		310,433	302,476
0.63% 7/15/32		25,697,056	23,797,009
0.75% 7/15/28		21,905,336	21,416,580
1.13% 10/15/30		25,746,439	24,998,300
1.13% 1/15/33		25,572,290	24,185,846
1.25% 4/15/28		18,474,951	18,174,615
1.25% 4/15/31		29,793,910	28,864,845
1.38% 7/15/33		23,705,541	22,738,392
1.63% 10/15/29		23,177,023	23,013,394
☐1.63% 4/15/30		26,752,843	26,426,115
LVIP BlackRock Inflation Protected Bond Fund-5

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Notes (continued)
1.75% 1/15/34	21,705,264	$21,206,649
1.88% 7/15/34	26,759,733	26,373,852
#1.88% 7/15/35	32,396,066	31,677,349
☐1.88% 1/15/36	31,910,856	30,990,080
2.13% 4/15/29	21,457,237	21,515,569
2.13% 1/15/35	29,258,761	29,189,781
2.38% 10/15/28	8,429,297	8,519,026
U.S. Treasury Notes
1.88% 2/15/32	11,725,000	10,343,190
4.00% 7/31/30	14,785,000	14,677,578
4.50% 11/15/33	4,420,000	4,464,373
Total U.S. Treasury Obligations (Cost $611,861,772)		602,340,255

	Number of Shares
MONEY MARKET FUND–0.59%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	6,800,393	6,800,393
Total Money Market Fund (Cost $6,800,393)		6,800,393

Notional Amount	Value (U.S. $)
OPTIONS PURCHASED–0.00%

Over-The-Counter–0.00%
Put Swaptions–0.00%
2 Year Interest Rate Swap, expiration date 11/9/26, notional amount GBP 5,937,000 DB	5,937,000	$1,238
Total Options Purchased (Cost $8,877)		1,238

TOTAL INVESTMENTS–106.02% (Cost $1,228,246,341)	1,217,301,921

Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.04)%
Over-The-Counter–(0.04)%

Put Swaptions–(0.04)%
10 Year Interest Rate Swap, expiration date 11/6/26, notional amount EUR (3,814,000) BRC	(3,814,000)	$(6,896)
2 Year Interest Rate Swap, expiration date 10/21/26, notional amount $ (11,512,000) GSI	(11,512,000)	(63,038)
2 Year Interest Rate Swap, expiration date 11/9/26, notional amount GBP (5,937,000) DB	(5,937,000)	(4,921)
2 Year Interest Rate Swap, expiration date 9/20/27, notional amount $ (54,991,000) CBK	(54,991,000)	(252,296)
2 Year Interest Rate Swap, expiration date 12/8/27, notional amount $ (10,680,000) DB	(10,680,000)	(73,808)
2 Year Interest Rate Swap, expiration date 12/16/27, notional amount $ (10,391,718) DB	(10,391,718)	(41,302)
(442,261)
Total Options Written (Premiums received $(288,270))		(442,261)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.98%)	(68,632,597)
NET ASSETS APPLICABLE TO 119,294,735 SHARES OUTSTANDING –100.00%	$1,148,227,063
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($381,242,499 / 39,565,412 Shares)	$9.636
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($766,984,564 / 79,729,323 Shares)	$9.620
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$1,285,675,587
Distributable earnings/(accumulated loss)	(137,448,524)
TOTAL NET ASSETS	$1,148,227,063

LVIP BlackRock Inflation Protected Bond Fund-6

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2026.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ΔSecurities have been classified by country of origin.
☐Fully or partially pledged as collateral for reverse repurchase agreements.
#Fully or partially pledged as collateral for derivatives.

★Includes $1,437,146 cash collateral held at broker for futures contracts, $4,414,000 cash collateral held at brokers for centrally cleared swap contracts, $43,398,157 payable for securities purchased, $319,238 payable for fund shares redeemed, $78,913 variation margin due to brokers on centrally cleared interest rate swap contracts, $46,646 other accrued expenses payable, $577,767 due to manager and affiliates,
$441,123 variation margin due to broker on futures contracts, $21,056 payable for audit fee and $23,968 payable for fund accounting fee as of June 30, 2026.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	CAD	(477,431)	USD	347,035	7/2/26	$10,372	$—
BNP	EUR	224,132,000	USD	(255,621,710)	7/2/26	492,106	—
BNP	EUR	(224,132,000)	USD	255,965,753	8/4/26	—	(503,403)
BNP	GBP	(526,418)	USD	709,543	7/2/26	11,278	—
BNP	GBP	110,089,000	USD	(145,665,240)	7/2/26	361,993	—
BNP	GBP	(110,089,000)	USD	145,661,222	8/4/26	—	(363,163)
BNP	JPY	32,601,515	USD	(201,132)	8/4/26	—	(55)
BNP	SEK	(628,459)	USD	65,033	8/4/26	93	—
BNY	AUD	(247,541)	USD	178,000	7/2/26	6,620	—
BOA	CAD	5,941,000	USD	(4,184,068)	7/2/26	5,257	—
BOA	CAD	(5,941,000)	USD	4,190,040	8/4/26	—	(5,620)
BOA	GBP	(505,000)	USD	664,415	7/2/26	—	(5,441)
BOA	MXN	(16,542,000)	USD	955,125	9/17/26	15,303	—
BRC	EUR	(368,000)	USD	418,620	7/2/26	—	(1,891)
BRC	JPY	4,150,376,000	USD	(25,637,461)	7/2/26	—	(107,634)
BRC	JPY	(4,150,376,000)	USD	25,704,466	8/4/26	106,116	—
BRC	NZD	7,651,000	USD	(4,325,285)	7/2/26	20,479	—
BRC	NZD	(7,651,000)	USD	4,330,191	8/4/26	—	(20,483)
CBA	AUD	(27,608,000)	USD	19,634,257	7/2/26	520,495	—
CBA	GBP	(807,000)	USD	1,079,869	7/2/26	9,427	—
CBA	JPY	(38,439,000)	USD	241,916	7/2/26	5,470	—
CBK	AUD	(353,445)	USD	244,569	8/4/26	22	—
CBK	EUR	(215,030,000)	USD	250,214,714	7/2/26	4,501,680	—
CBK	EUR	214,126	USD	(245,031)	8/4/26	—	(11)
CBK	EUR	(772,000)	USD	882,661	8/4/26	—	(721)
CBK	GBP	(107,778,000)	USD	144,386,802	7/2/26	1,424,988	—
CBK	GBP	451,224	USD	(598,748)	8/4/26	—	(235)
CBK	PEN	(5,147,955)	USD	1,518,000	9/17/26	16,685	—
DB	BRL	1,282,043	USD	(242,000)	9/16/26	1,780	—
DB	EUR	(7,918,000)	USD	9,235,795	7/2/26	187,960	—
DB	JPY	(4,111,937,426)	USD	25,851,015	7/2/26	557,631	—
GSI	DKK	23,014,000	USD	(3,511,612)	7/2/26	6,829	—
GSI	DKK	(23,014,000)	USD	3,517,696	8/4/26	—	(7,033)
GSI	GBP	(476,000)	USD	641,005	7/2/26	9,617	—
GSI	GBP	(699,000)	USD	926,534	8/4/26	—	(635)
GSI	SEK	75,350,000	USD	(7,749,152)	7/2/26	22,650	—
GSI	SEK	(75,350,000)	USD	7,762,999	8/4/26	—	(23,160)
HSBC	MXN	(66,416,000)	USD	3,832,954	9/17/26	59,574	—
LVIP BlackRock Inflation Protected Bond Fund-7

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	CAD	(5,548,000)	USD	4,010,358	7/2/26	$98,159	$—
MSC	EUR	(829,488)	USD	969,234	7/2/26	21,385	—
MSC	GBP	(11,000)	USD	14,765	7/2/26	174	—
MSC	NZD	(135,578)	USD	81,250	7/2/26	4,242	—
MSC	SEK	(75,350,000)	USD	8,093,141	7/2/26	321,339	—
NWMP	DKK	(23,014,000)	USD	3,581,151	7/2/26	62,709	—
SCB	AUD	27,672,000	USD	(19,090,827)	7/2/26	67,244	—
SCB	AUD	(27,672,000)	USD	19,078,823	8/4/26	—	(67,279)
SCB	NZD	(7,565,000)	USD	4,459,926	7/2/26	163,010	—
Total Foreign Currency Exchange Contracts						$9,092,687	$(1,106,764)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(61)	CBOT 10 Year U.S. Treasury Notes Futures	$(6,703,328)	$(6,700,382)	9/21/26	$—	$(2,946)
29	CBOT 2 Year U.S. Treasury Notes Futures	5,977,852	5,980,384	9/30/26	—	(2,532)
238	CBOT 5 Year U.S. Treasury Notes Futures	25,477,156	25,454,853	9/30/26	22,303	—
(30)	CBOT U.S. Long Bond Futures	(3,405,000)	(3,346,579)	9/21/26	—	(58,421)
24	Eurex 10 Year Euro BUND Futures	3,491,968	3,494,733	9/8/26	—	(2,765)
47	Eurex 5 Year Euro BOBL Futures	6,196,159	6,151,631	9/8/26	44,528	—
(129)	Montreal Exchange 10 Year Canadian Bond Futures	(11,015,822)	(10,997,813)	9/18/26	—	(18,009)
57	SFE 10 Year Australian Bond Futures	4,333,833	4,301,104	9/15/26	32,729	—
72	SFE 3 Year Australian Bond Futures	5,213,928	5,203,196	9/15/26	10,732	—
142	Three-Month SOFR Futures	34,064,025	34,321,756	9/14/27	—	(257,731)
48	Three-Month SOFR Futures	11,533,200	11,618,473	3/14/28	—	(85,273)
(204)	Ultra 10 Year U.S. Treasury Notes Futures	(22,943,625)	(22,794,694)	9/21/26	—	(148,931)
Total Futures Contracts					$110,292	$(576,608)
Reverse Repurchase Agreements3
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
FRB-collateralized by U.S. Treasury Inflation Indexed Notes 1.875% 1/15/36; market value $29,850,776	3.72%	6/30/26	7/1/26	$(30,262,500)	$(30,265,627)
HSBC-collateralized by U.S. Treasury Inflation Indexed Notes 1.625% 4/15/30; market value $15,496,158	3.73%	6/30/26	7/1/26	(15,543,750)	(15,545,361)
Total Reverse Repurchase Agreements				$(45,806,250)	$(45,810,988)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	12,150,000	2.56%	10/2/28	$139,955	$139,955	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	25,080,000	2.71%	1/15/29	59,889	59,889	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,727,375	2.43%	4/15/30	15,905	15,905	—
LVIP BlackRock Inflation Protected Bond Fund-8

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,506,571	2.43%	4/15/30	$32,454	$32,454	$—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,595,000	3.34%	7/15/29	35,415	35,415	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,570,000	3.32%	7/15/30	15,853	15,853	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,600,000	3.36%	7/15/29	29,393	29,393	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,570,000	3.35%	7/15/30	12,356	12,356	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,274,200	3.41%	7/15/29	9,474	9,474	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,428,900	3.39%	7/15/30	2,507	2,507	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,339,684	3.42%	7/15/29	7,402	7,402	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,457,478	3.40%	7/15/30	1,616	1,616	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 6,542,070	3.43%	7/15/29	12,728	12,728	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,855,037	3.41%	7/15/30	2,705	2,705	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,208,657	3.49%	7/15/29	(4,141)	—	(4,141)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,400,296	3.46%	7/15/30	(2,959)	—	(2,959)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,463,389	3.37%	8/15/29	18,630	18,630	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,384,289	3.35%	8/15/30	4,924	4,924	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	7,100,000	2.63%	9/9/30	7,264	7,264	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,595,000	(3.20%)	7/15/27	(36,164)	—	(36,164)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,570,000	(3.20%)	7/15/35	10,118	10,118	—
LVIP BlackRock Inflation Protected Bond Fund-9

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,600,000	(3.23%)	7/15/27	$(32,804)	$—	$(32,804)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,570,000	(3.21%)	7/15/35	14,505	14,505	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 3,274,200	(3.28%)	7/15/27	(14,490)	—	(14,490)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 1,428,900	(3.24%)	7/15/35	13,010	13,010	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 1,457,478	(3.24%)	7/15/35	12,914	12,914	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 3,339,684	(3.30%)	7/15/27	(13,023)	—	(13,023)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,855,037	(3.24%)	7/15/35	24,940	24,940	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 6,542,070	(3.32%)	7/15/27	(23,358)	—	(23,358)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 1,400,296	(3.27%)	7/15/35	16,909	16,909	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 3,208,657	(3.43%)	7/15/27	(1,978)	—	(1,978)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,463,389	(3.26%)	8/15/27	(12,955)	—	(12,955)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,384,289	(3.20%)	8/15/35	14,790	14,790	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	22,500,000	2.83%	10/15/27	25,254	25,254	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	25,100,000	2.75%	1/15/28	77,671	77,671	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 6,265,000	3.08%	1/15/36	61,930	61,930	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	28,107,000	2.38%	2/24/28	287,781	287,781	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	14,053,500	2.36%	2/26/28	148,375	148,375	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 17,830,000	4.21%	3/15/28	(149,951)	—	(149,951)
LVIP BlackRock Inflation Protected Bond Fund-10

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 4,150,000	3.45%	3/15/36	$(111,423)	$—	$(111,423)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	42,160,500	2.75%	3/11/27	273,582	273,582	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,520,000	2.50%	3/12/30	31,727	31,727	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,008,000	2.58%	3/16/30	11,849	11,849	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,008,000	2.57%	3/17/30	12,774	12,774	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,095,000	2.46%	1/15/34	9,394	9,394	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,305,000	2.50%	1/15/32	18,330	18,330	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 4,485,000	4.10%	3/15/28	(50,140)	—	(50,140)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,310,384	2.64%	3/23/31	3,565	3,565	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,305,000	2.42%	1/15/32	39,996	39,996	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,008,000	2.61%	3/30/30	8,727	8,727	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,760,000	2.66%	3/31/29	10,397	10,397	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,500,000	(3.13%)	1/15/56	(39,069)	—	(39,069)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	28,107,000	(2.41%)	2/24/27	(271,358)	—	(271,358)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	14,053,500	(2.42%)	2/26/27	(134,636)	—	(134,636)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 17,830,000	(3.99%)	3/15/30	226,574	226,574	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 4,150,000	(3.75%)	3/15/31	63,974	63,974	—
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	21,080,250	(2.58%)	3/11/28	(134,107)	—	(134,107)
LVIP BlackRock Inflation Protected Bond Fund-11

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	21,080,250	(2.58%)	3/11/28	$(136,120)	$—	$(136,120)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 4,485,000	(3.86%)	3/15/30	64,597	64,597	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,017,000	2.63%	4/9/30	5,904	5,904	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,017,000	2.63%	4/9/30	5,412	5,412	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,465,000	4.20%	4/15/28	(66,079)	—	(66,079)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,449,000	2.52%	4/10/31	12,038	12,038	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 4,490,000	4.19%	4/15/28	(74,935)	—	(74,935)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,990,000	4.37%	4/15/28	(50,689)	—	(50,689)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,355,000	3.08%	4/30/28	(19,004)	—	(19,004)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	22,332,000	3.45%	5/6/27	(55,294)	—	(55,294)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,605,000	2.61%	5/6/36	(30,922)	—	(30,922)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	14,864,850	3.48%	5/14/27	(62,064)	—	(62,064)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	14,864,850	3.47%	5/14/27	(60,628)	—	(60,628)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,980,000	2.84%	7/15/30	(55,069)	—	(55,069)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,985,000	2.88%	7/15/30	(67,302)	—	(67,302)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,337,000	2.40%	6/10/56	(18,018)	—	(18,018)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 17,080,000	4.51%	6/15/27	(80,763)	—	(80,763)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,475,000	2.45%	6/22/31	(616)	—	(616)
LVIP BlackRock Inflation Protected Bond Fund-12

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,500,000	2.39%	6/24/36	$(1,784)	$—	$(1,784)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,954,000	2.34%	6/26/31	16,972	16,972	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,691,000	2.30%	6/29/56	948	948	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,465,000	(3.87%)	4/15/30	64,351	64,351	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 4,490,000	(3.88%)	4/15/30	76,675	76,675	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,990,000	(3.80%)	4/15/31	55,521	55,521	—
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	6,355,000	(2.78%)	4/30/30	23,798	23,798	—
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	22,332,000	(3.09%)	5/6/28	103,488	103,488	—
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	14,864,850	(3.09%)	5/14/28	92,949	92,949	—
Pay amounts based on Inflation USA-CPI-U Index and receive fixed rate coupon at maturity	14,864,850	(3.08%)	5/14/28	89,389	89,389	—
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 836,000	(2.34%)	6/15/56	13,532	13,532	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 17,080,000	(4.11%)	6/15/28	87,929	87,929	—
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,062,000	(2.28%)	6/15/56	1,314	1,314	—
Total Inflation Swap Contracts				$730,530	$2,542,373	$(1,811,843)
LVIP BlackRock Inflation Protected Bond Fund-13

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
12,900,000	3.23	SOFR12M	Pay	At Maturity	12/9/27	$(108,319)	$315	$—	$(108,634)
EUR 1,039,000	2.98	EURIBOR06M	Receive	Annual/Semiannual	3/17/66	(7,405)	829	—	(8,234)
EUR 2,820,000	2.98	EURIBOR06M	Pay	Annual/Semiannual	3/17/36	27,131	(660)	27,791	—
25,360,000	3.50	SOFR12M	Pay	At Maturity	6/10/27	(120,954)	42	—	(120,996)
Total IRS Contracts							$526	$27,791	$(237,864)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2026.
[3] See Note 1 in Notes to Financial Statements.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BNP–BNP Paribas
BNY–BNY Mellon
BOA–Bank of America
BOBL–Bundesobligationen
BRC–Barclays Bank
BRL–Brazilian Real
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CBK–Citibank NA
CBOT–Chicago Board of Trade
CPI–Consumer Price Index
DB–Deutsche Bank
DKK–Danish Krone
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FRB–Federal Reserve Bank of Boston
GBP–British Pound Sterling
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NWMP–Natwest Markets PLC
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PEN–Peruvian Nuevo Sol
REMIC–Real Estate Mortgage Investment Conduits
SCB–Standard Chartered Bank
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
UK-RPI–United Kingdom Retail Price Index
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
WF–Wells Fargo
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-14

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$27,440,636
EXPENSES:
Management fees	2,399,815
Distribution fees-Service Class	952,676
Interest expense on reverse repurchase agreements	639,470
Shareholder servicing fees	164,998
Accounting and administration expenses	101,996
Custodian fees	54,624
Professional fees	42,063
Trustees’ fees and expenses	16,626
Reports and statements to shareholders	15,865
Consulting fees	9,310
Pricing fees	9,242
Other	22,542
Total operating expenses	4,429,227
NET INVESTMENT INCOME	23,011,409
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,287,159)
Foreign currencies	(245,187)
Foreign currency exchange contracts	(446,675)
Futures contracts	(99,967)
Options purchased	(30,739)
Options written	(20,394)
Swap contracts	472,562
Net realized loss	(5,657,559)
Net change in unrealized appreciation (depreciation) of:
Investments	(11,642,605)
Foreign currencies	(51,607)
Foreign currency exchange contracts	14,704,853
Futures contracts	(574,828)
Options purchased	(3,376)
Options written	(172,985)
Swap contracts	1,155,829
Net change in unrealized appreciation (depreciation)	3,415,281
NET REALIZED AND UNREALIZED LOSS	(2,242,278)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,769,131
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,011,409	$32,854,438
Net realized loss	(5,657,559)	(30,359,810)
Net change in unrealized appreciation (depreciation)	3,415,281	61,111,726
Net increase in net assets resulting from operations	20,769,131	63,606,354
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,222,824)
Service Class	—	(4,354,273)
	—	(7,577,097)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	34,196,594	67,077,418
Service Class	41,312,665	68,336,624
Reinvestment of dividends and distributions:
Standard Class	—	3,222,824
Service Class	—	4,354,273
	75,509,259	142,991,139
Cost of shares redeemed:
Standard Class	(59,053,731)	(91,303,063)
Service Class	(61,830,066)	(136,842,379)
	(120,883,797)	(228,145,442)
Decrease in net assets derived from capital share transactions	(45,374,538)	(85,154,303)
NET DECREASE IN NET ASSETS	(24,605,407)	(29,125,046)
NET ASSETS:
Beginning of period	1,172,832,470	1,201,957,516
End of period	$1,148,227,063	$1,172,832,470
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-15

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.456	$9.014	$9.140	$8.913	$10.328	$10.562
Income (loss) from investment operations:
Net investment income[2]	0.200	0.277	0.233	0.259	0.659	0.345
Net realized and unrealized gain (loss)	(0.020)	0.242	0.011	0.192	(1.135)	0.144
Total from investment operations	0.180	0.519	0.244	0.451	(0.476)	0.489
Less dividends and distributions from:
Net investment income	—	(0.077)	(0.370)	(0.218)	(0.827)	(0.496)
Return of capital	—	—	—	(0.006)	(0.112)	(0.227)
Total dividends and distributions	—	(0.077)	(0.370)	(0.224)	(0.939)	(0.723)
Net asset value, end of period	$9.636	$9.456	$9.014	$9.140	$8.913	$10.328
Total return[3]	1.90%	5.76%	2.64%	5.07%	(4.70% )	4.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$381,242	$398,865	$401,210	$375,733	$531,209	$806,737
Ratio of expenses to average net assets[4]	0.61%	0.85%	0.88%	0.63%	0.55%	0.48%
Ratio of net investment income to average net assets[5,6]	4.21%	2.97%	2.51%	2.85%	6.54%	3.22%
Portfolio turnover	44%	218%	235%	210%	266%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]
The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2026, the years ended 2025, 2024, 2023 and 2022 is 0.50%, 0.50%,
0.50%, 0.50% and 0.49% respectively.

[5]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[6]
The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2026, the years ended 2025, 2024, 2023 and 2022 is
4.32%, 3.32%, 2.89%, 2.98% and 6.60% respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-16

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.452	$9.010	$9.136	$8.909	$10.322	$10.536
Income (loss) from investment operations:
Net investment income[2]	0.188	0.253	0.209	0.236	0.631	0.318
Net realized and unrealized gain (loss)	(0.020)	0.242	0.012	0.191	(1.131)	0.143
Total from investment operations	0.168	0.495	0.221	0.427	(0.500)	0.461
Less dividends and distributions from:
Net investment income	—	(0.053)	(0.347)	(0.194)	(0.801)	(0.463)
Return of capital	—	—	—	(0.006)	(0.112)	(0.212)
Total dividends and distributions	—	(0.053)	(0.347)	(0.200)	(0.913)	(0.675)
Net asset value, end of period	$9.620	$9.452	$9.010	$9.136	$8.909	$10.322
Total return[3]	1.78%	5.49%	2.38%	4.81%	(4.95% )	4.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$766,985	$773,967	$800,747	$830,992	$878,101	$960,949
Ratio of expenses to average net assets[4]	0.86%	1.10%	1.13%	0.88%	0.80%	0.73%
Ratio of net investment income to average net assets[5,6]	3.96%	2.72%	2.26%	2.60%	6.29%	2.97%
Portfolio turnover	44%	218%	235%	210%	266%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]
The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2026, the years ended 2025, 2024, 2023 and 2022 is 0.75%, 0.75%,
0.75%, 0.75% and 0.74% respectively.

[5]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[6]
The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2026, the years ended 2025, 2024, 2023 and 2022 is 4.07%, 3.07%, 2.64%, 2.73% and 6.35% respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-17

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Inflation Protected Bond Fund-18

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP BlackRock Inflation Protected Bond Fund is $248,741 and $251,719 respectively.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.45% of the first $500 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
LVIP BlackRock Inflation Protected Bond Fund-19

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$45,421
Legal	7,557
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,732 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$394,489
Distribution fees payable to LFD	156,167
Shareholder servicing fees payable to Lincoln Life	27,111
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2026, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$98,843,898
Purchases of U.S. government securities	430,249,094
Sales other than U.S. government securities	78,047,790
Sales of U.S. government securities	509,116,368
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,228,246,341
Aggregate unrealized appreciation of investments and derivatives	$25,093,928
Aggregate unrealized depreciation of investments and derivatives	(27,998,283)
Net unrealized depreciation of investments and derivatives	$(2,904,355)
LVIP BlackRock Inflation Protected Bond Fund-20

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$9,707,546	$—	$9,707,546
Agency Mortgage-Backed Securities	—	21,590,270	—	21,590,270
Non-Agency Asset-Backed Securities	—	31,498,193	—	31,498,193
Non-Agency Collateralized Mortgage Obligations	—	29,153,874	—	29,153,874
Non-Agency Commercial Mortgage-Backed Securities	—	44,414,991	—	44,414,991
Sovereign Bonds	—	471,795,161	—	471,795,161
U.S. Treasury Obligations	—	602,340,255	—	602,340,255
Money Market Fund	6,800,393	—	—	6,800,393
Options Purchased	—	1,238	—	1,238
Total Investments	$6,800,393	$1,210,501,528	$—	$1,217,301,921
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$9,092,687	$—	$9,092,687
Futures Contracts	$110,292	$—	$—	$110,292
Swap Contracts	$—	$2,570,164	$—	$2,570,164
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,106,764)	$—	$(1,106,764)
Futures Contracts	$(576,608)	$—	$—	$(576,608)
Reverse Repurchase Agreements	$—	$(45,806,250)	$—	$(45,806,250)
Swap Contracts	$—	$(2,049,707)	$—	$(2,049,707)
Options Written	$—	$(442,261)	$—	$(442,261)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Inflation Protected Bond Fund-21

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	3,561,595	7,164,149
Service Class	4,309,896	7,303,867
Shares reinvested:
Standard Class	—	340,643
Service Class	—	460,680
	7,871,491	15,269,339
Shares redeemed:
Standard Class	(6,175,903)	(9,835,333)
Service Class	(6,460,682)	(14,756,139)
	(12,636,585)	(24,591,472)
Net decrease	(4,765,094)	(9,322,133)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP BlackRock Inflation Protected Bond Fund-22

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.
Options Contracts–During the six months ended June 30, 2026, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2026, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to protect the value of portfolio securities; to receive premiums for writing options; to facilitate investments in portfolio securities and to take advantage of liquidity available in the options market.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2026, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
LVIP BlackRock Inflation Protected Bond Fund-23

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
During the six months ended June 30, 2026, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$9,092,687	Liabilities net of receivables and other assets	$(1,106,764)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	110,292	Liabilities net of receivables and other assets	(576,608)
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	1,238	Liabilities net of receivables and other assets	—
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(442,261)
Swap contracts (Interest rate contracts & Inflation contracts)	Liabilities net of receivables and other assets	2,570,164	Liabilities net of receivables and other assets	(2,049,707)
Total		$11,774,381		$(4,175,340)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(446,675)	$14,704,853
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(99,967)	(574,828)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(30,739)	(3,376)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	311	—
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(20,705)	(172,985)
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	472,562	1,155,829
Total		$(125,213)	$15,109,493
LVIP BlackRock Inflation Protected Bond Fund-24

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$486,261,529	$964,020,019
Futures contracts (average notional value)	166,207,557	59,519,191
Options contracts (average value)	10,222	498,617
Interest rate swap contracts (average notional value)*	98,152,950	359,061,222
Inflation rate swap contracts (average notional value)	239,795,005	211,148,067

*Long represents paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2026, the Fund posted securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Barclays Bank	$18,249
Citigroup Global Markets	230,952
Deutsche Bank	107,168
Goldman Sachs International	61,844
Total	$418,213
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$20,560	$(11,061)	$9,499
Bank of New York Mellon	6,620	—	6,620
Barclays Bank PLC	126,595	(136,904)	(10,309)
BNP Paribas SA	875,842	(866,621)	9,221
Citigroup Global Markets	5,943,375	(253,263)	5,690,112
Commonwealth Bank of Australia	535,392	—	535,392
Deutsche Bank	748,609	(120,031)	628,578
Goldman Sachs International	39,096	(93,866)	(54,770)
Hong Kong Shanghai Bank	59,574	—	59,574
Morgan Stanley Capital	445,299	—	445,299
Natwest Markets PLC	62,709	—	62,709
Standard Chartered Bank	230,254	(67,279)	162,975
Total	$9,093,925	$(1,549,025)	$7,544,900

LVIP BlackRock Inflation Protected Bond Fund-25

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$9,499	$—	$—	$—	$—	$9,499
Bank of New York Mellon	6,620	—	—	—	—	6,620
Barclays Bank PLC	(10,309)	—	—	10,309	—	—
BNP Paribas SA	9,221	—	—	—	—	9,221
Citigroup Global Markets	5,690,112	—	—	—	—	5,690,112
Commonwealth Bank of Australia	535,392	—	—	—	—	535,392
Deutsche Bank	628,578	—	—	—	—	628,578
Goldman Sachs International	(54,770)	—	—	54,770	—	—
Hong Kong Shanghai Bank	59,574	—	—	—	—	59,574
Morgan Stanley Capital	445,299	—	—	—	—	445,299
Natwest Markets PLC	62,709	—	—	—	—	62,709
Standard Chartered Bank	162,975	—	—	—	—	162,975
Total	$7,544,900	$—	$—	$65,079	$—	$7,609,979

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2026, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Federal Reserve Bank of Boston	$(30,262,500)	$29,850,776	$—	$(411,724)
Hong Kong Shanghai Bank	(15,543,750)	15,496,158	—	(47,592)
Total	$(45,806,250)	$45,346,934	$—	$(459,316)

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and
LVIP BlackRock Inflation Protected Bond Fund-26

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund-27

LVIP BlackRock Real Estate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP BlackRock Real Estate Fund

LVIP BlackRock Real Estate Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.64%
Australia–5.92%
Goodman Group	322,394	$6,956,044
GPT Group	828,305	2,795,481
†NEXTDC Ltd.	274,167	2,777,565
Scentre Group	438,794	1,169,646
Stockland	677,853	1,911,544
		15,610,280
Belgium–1.18%
Aedifica SA	33,067	2,665,407
VGP NV	4,758	458,677
		3,124,084
Canada–1.58%
Canadian Apartment Properties REIT	34,655	852,294
Choice Properties Real Estate Investment Trust	153,171	1,764,720
Primaris Real Estate Investment Trust	98,568	1,547,759
		4,164,773
China–0.41%
†GDS Holdings Ltd. Class A	292,000	1,085,981
		1,085,981
France–2.40%
Klepierre SA	61,427	2,567,252
†Unibail-Rodamco -Westfield	32,112	3,757,973
		6,325,225
Germany–1.94%
Sirius Real Estate Ltd.	1,139,196	1,461,221
TAG Immobilien AG	168,057	2,713,938
Vonovia SE	38,183	941,954
		5,117,113
Hong Kong–3.02%
CK Asset Holdings Ltd.	226,500	1,279,600
Henderson Land Development Co. Ltd.	499,000	1,582,693
Hongkong Land Holdings Ltd.	386,800	2,755,596
Sun Hung Kai Properties Ltd.	38,000	546,946
Wharf Real Estate Investment Co. Ltd.	655,046	1,788,922
		7,953,757
Japan–8.07%
Activia Properties, Inc.	1,893	1,598,724
GLP J-Reit	2,692	2,277,296
Invincible Investment Corp.	3,242	1,195,935
Mitsubishi Estate Co. Ltd.	113,100	2,884,183
Mitsui Fudosan Co. Ltd.	708,500	6,566,675
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Orix JREIT, Inc.	3,745	$2,248,867
Tokyu Fudosan Holdings Corp.	255,400	2,046,324
United Urban Investment Corp.	2,451	2,449,303
		21,267,307
Netherlands–0.17%
CTP NV	24,526	447,603
		447,603
Singapore–2.55%
CapitaLand Integrated Commercial Trust	2,093,900	3,842,287
CapitaLand Investment Ltd.	819,600	1,579,632
Frasers Logistics & Commercial Trust	1,729,900	1,292,006
		6,713,925
Spain–1.43%
Merlin Properties Socimi SA	214,582	3,765,084
		3,765,084
Sweden–1.50%
Castellum AB	142,267	1,868,784
†Fastighets AB Balder Class B	89,143	475,476
Pandox AB	90,139	1,610,076
		3,954,336
Switzerland–0.95%
Swiss Prime Site AG	15,323	2,500,350
		2,500,350
United Kingdom–3.31%
Great Portland Estates PLC	354,738	1,560,351
Segro PLC	297,741	3,453,975
Tritax Big Box REIT PLC	1,728,533	3,703,282
		8,717,608
United States–62.21%
Agree Realty Corp.	65,903	4,991,493
Alexandria Real Estate Equities, Inc.	79,478	4,200,412
American Healthcare REIT, Inc.	120,743	6,296,747
American Homes 4 Rent Class A	118,545	3,973,628
†Blackstone Digital Infrastructure Trust, Inc.	191,997	4,152,895
BXP, Inc.	53,187	3,526,830
Camden Property Trust	31,052	3,555,144
CareTrust REIT, Inc.	121,221	4,891,267
LVIP BlackRock Real Estate Fund-1

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Digital Realty Trust, Inc.	9,746	$1,750,187
EastGroup Properties, Inc.	22,351	4,526,748
Equinix, Inc.	16,309	17,000,339
Equity Residential	125,494	8,524,807
Essex Property Trust, Inc.	15,020	4,379,682
Extra Space Storage, Inc.	15,757	2,289,492
Federal Realty Investment Trust	42,716	5,272,863
FrontView REIT, Inc.	54,359	1,099,683
Host Hotels & Resorts, Inc.	202,387	4,798,596
InvenTrust Properties Corp.	130,373	4,615,204
Iron Mountain, Inc.	59,068	7,460,879
Janus Living, Inc. Class A-1	201,234	5,783,465
Macerich Co.	140,294	3,534,006
NETSTREIT Corp.	145,864	3,082,106
Prologis, Inc.	113,342	15,354,441
Public Storage	27,947	8,895,810
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Simon Property Group, Inc.	18,764	$4,196,569
Sun Communities, Inc.	26,474	3,174,497
Welltower, Inc.	66,019	14,984,332
WP Carey, Inc.	106,465	7,612,248
		163,924,370
Total Common Stock (Cost $203,430,956)		254,671,796

MONEY MARKET FUND–2.84%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	7,477,289	7,477,289
Total Money Market Fund (Cost $7,477,289)		7,477,289

TOTAL INVESTMENTS–99.48% (Cost $210,908,245)	262,149,085
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.52%	1,369,066
NET ASSETS APPLICABLE TO 30,697,876 SHARES OUTSTANDING–100.00%	$263,518,151
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND STANDARD CLASS ($183,700,473 / 21,286,255 Shares)	$8.630
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND SERVICE CLASS ($79,817,678 / 9,411,621 Shares)	$8.481
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$233,268,568
Distributable earnings/(accumulated loss)	30,249,583
TOTAL NET ASSETS	$263,518,151

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $10,000 cash collateral held at broker for certain open bilateral derivatives, $2,889,613 payable for securities purchased, $68,861 payable for fund shares redeemed, $28,088 other accrued expenses payable, $174,351 due to manager and affiliates, $17,120 payable for audit fee and $12,409 payable for fund accounting fee as of June 30, 2026.

The following foreign currency exchange contracts and swap contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	AUD	725,000	USD	(518,761)	7/15/26	$—	$(16,949)
BOA	CAD	(88,000)	USD	64,167	7/15/26	2,075	—
BOA	EUR	266,000	USD	(309,133)	7/15/26	—	(5,008)
BOA	GBP	(163,000)	USD	220,079	7/15/26	3,870	—
BOA	GBP	33,000	USD	(44,321)	7/15/26	—	(548)
LVIP BlackRock Real Estate Fund-2

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	HKD	(1,281,000)	USD	163,692	7/15/26	$263	$—
BOA	HKD	1,304,000	USD	(166,457)	7/15/26	—	(94)
BOA	ILS	4,433,000	USD	(1,454,289)	7/15/26	35,969	—
BOA	JPY	(43,902,000)	USD	279,554	7/15/26	9,214	—
BOA	JPY	31,828,000	USD	(198,747)	7/15/26	—	(2,756)
BOA	KRW	393,571,000	USD	(266,002)	7/15/26	—	(11,535)
BRC	AUD	50,000	USD	(35,568)	7/15/26	—	(960)
BRC	JPY	59,905,743	USD	(377,769)	7/15/26	—	(8,881)
BRC	JPY	(98,669,000)	USD	622,925	7/15/26	15,340	—
BRC	NOK	1,729,000	USD	(181,998)	7/15/26	—	(7,363)
BRC	SEK	(655,000)	USD	71,325	7/15/26	3,716	—
BRC	SEK	1,119,000	USD	(119,534)	7/15/26	—	(4,032)
BRC	SGD	147,000	USD	(114,768)	7/15/26	—	(1,021)
CBK	CAD	18,000	USD	(13,159)	7/15/26	—	(458)
CBK	EUR	(113,000)	USD	131,717	7/15/26	2,522	—
CBK	GBP	(15,000)	USD	20,235	7/15/26	339	—
CBK	GBP	276,000	USD	(374,408)	7/15/26	—	(8,313)
CBK	HKD	(540,000)	USD	68,983	7/15/26	91	—
CBK	JPY	4,914,000	USD	(31,005)	7/15/26	—	(746)
CBK	NZD	891,000	USD	(522,078)	7/15/26	—	(15,742)
DB	AUD	453,000	USD	(327,407)	7/15/26	—	(13,860)
DB	CAD	2,227,000	USD	(1,618,625)	7/15/26	—	(47,294)
DB	CAD	(9,000)	USD	6,516	7/15/26	166	—
DB	EUR	(554,000)	USD	646,901	7/15/26	13,500	—
DB	EUR	(397,000)	USD	452,503	7/15/26	—	(1,400)
DB	JPY	(7,436,000)	USD	46,845	7/15/26	1,055	—
DB	SEK	(690,000)	USD	75,297	7/15/26	4,076	—
GSI	AUD	303,000	USD	(216,989)	7/15/26	—	(7,267)
GSI	AUD	(42,000)	USD	29,313	7/15/26	242	—
GSI	CAD	(15,000)	USD	10,857	7/15/26	274	—
GSI	EUR	(278,000)	USD	321,195	7/15/26	3,351	—
GSI	EUR	235,000	USD	(269,643)	7/15/26	—	(961)
GSI	GBP	234,000	USD	(312,086)	7/15/26	—	(1,701)
GSI	HKD	13,335,000	USD	(1,708,478)	7/15/26	—	(7,216)
GSI	JPY	(10,378,000)	USD	65,387	7/15/26	1,481	—
GSI	SEK	(87,000)	USD	9,410	7/15/26	430	—
HSBC	AUD	407,000	USD	(290,765)	7/15/26	—	(9,058)
HSBC	AUD	(838,000)	USD	590,277	7/15/26	10,250	—
HSBC	AUD	(576,000)	USD	397,497	7/15/26	—	(1,185)
HSBC	CAD	18,000	USD	(12,860)	7/15/26	—	(160)
HSBC	CHF	(34,000)	USD	43,918	7/15/26	1,766	—
HSBC	EUR	(331,000)	USD	392,416	7/15/26	13,975	—
HSBC	EUR	618,000	USD	(727,711)	7/15/26	—	(21,134)
HSBC	EUR	(72,000)	USD	81,801	7/15/26	—	(518)
HSBC	GBP	266,000	USD	(362,454)	7/15/26	—	(9,622)
HSBC	GBP	(534,000)	USD	706,088	7/15/26	—	(2,228)
HSBC	HKD	(8,688,000)	USD	1,110,904	7/15/26	2,501	—
HSBC	HKD	386,000	USD	(49,407)	7/15/26	—	(162)
HSBC	JPY	29,185,000	USD	(183,225)	7/15/26	—	(3,510)
HSBC	SEK	1,731,000	USD	(184,948)	7/15/26	—	(6,276)
HSBC	SGD	(618,000)	USD	489,442	7/15/26	11,242	—
HSBC	SGD	2,036,000	USD	(1,604,935)	7/15/26	—	(29,508)
JPM	AUD	(1,610,000)	USD	1,140,471	7/15/26	26,099	—
JPM	AUD	1,378,000	USD	(978,304)	7/15/26	—	(24,514)
JPM	CAD	18,000	USD	(13,133)	7/15/26	—	(432)
JPM	CHF	1,918,000	USD	(2,458,372)	7/15/26	—	(80,537)
JPM	CHF	(205,000)	USD	264,154	7/15/26	10,006	—
JPM	EUR	71,000	USD	(82,936)	7/15/26	—	(1,760)
JPM	EUR	(45,000)	USD	52,383	7/15/26	934	—
JPM	GBP	206,000	USD	(279,156)	7/15/26	—	(5,911)
JPM	GBP	426,000	USD	(561,544)	7/15/26	3,517	—
LVIP BlackRock Real Estate Fund-3

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPM	HKD	510,000	USD	(65,173)	7/15/26	$—	$(108)
JPM	JPY	44,759,000	USD	(285,972)	7/15/26	—	(10,355)
JPM	JPY	(13,932,000)	USD	88,214	7/15/26	2,423	—
JPM	SEK	880,000	USD	(94,673)	7/15/26	—	(3,839)
JPM	SEK	(1,260,000)	USD	134,064	7/15/26	4,008	—
SCB	EUR	(2,782,000)	USD	3,269,700	7/15/26	88,968	—
SCB	EUR	184,000	USD	(218,035)	7/15/26	—	(7,663)
SCB	GBP	(133,000)	USD	179,294	7/15/26	2,878	—
SCB	SGD	169,000	USD	(131,077)	7/15/26	—	(307)
SCB	SGD	736,000	USD	(567,343)	7/15/26	2,163	—
SSB	AUD	(570,000)	USD	408,997	7/15/26	14,468	—
SSB	AUD	332,000	USD	(238,230)	7/15/26	—	(8,435)
SSB	CAD	(15,000)	USD	10,857	7/15/26	273	—
SSB	CHF	(307,000)	USD	393,503	7/15/26	12,901	—
SSB	EUR	(252,000)	USD	291,867	7/15/26	3,749	—
SSB	EUR	16,000	USD	(18,758)	7/15/26	—	(465)
SSB	GBP	(48,000)	USD	64,562	7/15/26	892	—
SSB	GBP	213,000	USD	(288,248)	7/15/26	—	(5,717)
SSB	HKD	(3,154,000)	USD	402,538	7/15/26	156	—
SSB	JPY	105,385,000	USD	(668,768)	7/15/26	—	(19,827)
SSB	JPY	(20,244,000)	USD	127,092	7/15/26	2,433	—
SSB	SEK	(122,000)	USD	12,757	7/15/26	164	—
SSB	SGD	(1,428,000)	USD	1,123,456	7/15/26	18,491	—
SSB	SGD	140,000	USD	(110,282)	7/15/26	—	(1,952)
SSB	SGD	56,000	USD	(43,269)	7/15/26	63	—
UBS	AUD	(296,000)	USD	209,050	7/15/26	4,172	—
UBS	CHF	(148,000)	USD	189,538	7/15/26	6,055	—
UBS	GBP	133,000	USD	(179,432)	7/15/26	—	(3,016)
UBS	GBP	(1,010,000)	USD	1,336,254	7/15/26	—	(3,443)
UBS	HKD	(1,925,000)	USD	246,015	7/15/26	427	—
UBS	HKD	2,505,000	USD	(319,812)	7/15/26	—	(227)
UBS	ILS	(419,000)	USD	142,785	7/15/26	1,928	—
UBS	JPY	(100,848,000)	USD	636,079	7/15/26	15,074	—
UBS	JPY	6,372,000	USD	(39,794)	7/15/26	—	(556)
UBS	SEK	117,000	USD	(12,502)	7/15/26	—	(426)
UBS	SGD	65,000	USD	(51,347)	7/15/26	—	(1,051)
Total Foreign Currency Exchange Contracts						$359,950	$(428,007)
Swap Contract
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[2]	Termination Date[3]	Notional Amount[4]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
JPM - Tanger, Inc. - Monthly	80,674	3.82%	7/8/2026	3,223,936	$(39,733)	$—	$(39,733)
Total CFD Swap Contract						$—	$(39,733)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

LVIP BlackRock Real Estate Fund-4

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
[3] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BOA–Bank of America
BRC–Barclays Bank
CAD–Canadian Dollar
CBK–Citibank NA
CHF–Swiss Franc
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-5

LVIP BlackRock Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $199,403)	$4,920,555
Interest (net of foreign withholding taxes of $3)	62,205
4,982,760
EXPENSES:
Management fees	934,582
Distribution fees-Service Class	98,476
Shareholder servicing fees	37,327
Accounting and administration expenses	37,016
Custodian fees	34,192
Professional fees	24,789
Reports and statements to shareholders	7,499
Consulting fees	6,373
Pricing fees	5,224
Trustees’ fees and expenses	3,640
Other	23,341
1,212,459
Less:
Management fees waived	(25,239)
Total operating expenses	1,187,220
NET INVESTMENT INCOME	3,795,540
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	12,057,450
Foreign currencies	(4,022)
Foreign currency exchange contracts	(1,211)
Swap contracts	(3,306)
Net realized gain	12,048,911
Net change in unrealized appreciation (depreciation) of:
Investments	10,066,760
Foreign currencies	(6,721)
Foreign currency exchange contracts	(50,789)
Swap contracts	(50,795)
Net change in unrealized appreciation (depreciation)	9,958,455
NET REALIZED AND UNREALIZED GAIN	22,007,366
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,802,906
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Real Estate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,795,540	$5,924,631
Net realized gain	12,048,911	10,931,300
Net change in unrealized appreciation (depreciation)	9,958,455	4,251,930
Net increase in net assets resulting from operations	25,802,906	21,107,861
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,505,022)
Service Class	—	(2,348,660)
Return of capital:
Standard Class	—	(481,027)
Service Class	—	(211,093)
	—	(8,545,802)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,362,148	23,616,197
Service Class	3,905,572	11,012,097
Reinvestment of dividends and distributions:
Standard Class	—	5,986,049
Service Class	—	2,559,753
	13,267,720	43,174,096
Cost of shares redeemed:
Standard Class	(18,366,593)	(51,407,774)
Service Class	(9,110,965)	(16,995,879)
	(27,477,558)	(68,403,653)
Decrease in net assets derived from capital share transactions	(14,209,838)	(25,229,557)
NET INCREASE (DECREASE) IN NET ASSETS	11,593,068	(12,667,498)
NET ASSETS:
Beginning of period	251,925,083	264,592,581
End of period	$263,518,151	$251,925,083
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-6

LVIP BlackRock Real Estate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.811	$7.430	$7.511	$6.835	$10.027	$8.712
Income (loss) from investment operations:
Net investment income[2]	0.125	0.186	0.181	0.176	0.185	0.246
Net realized and unrealized gain (loss)	0.694	0.473	(0.049)	0.710	(3.052)	2.146
Total from investment operations	0.819	0.659	0.132	0.886	(2.867)	2.392
Less dividends and distributions from:
Net investment income	—	(0.257)	(0.201)	(0.210)	(0.099)	(0.687)
Net realized gain	—	—	—	—	(0.200)	(0.390)
Return of capital	—	(0.021)	(0.012)	—	(0.026)	—
Total dividends and distributions	—	(0.278)	(0.213)	(0.210)	(0.325)	(1.077)
Net asset value, end of period	$8.630	$7.811	$7.430	$7.511	$6.835	$10.027
Total return[3]	10.49%	8.92%	1.61%	13.06%	(28.64% )	28.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$183,700	$174,722	$187,887	$238,518	$251,437	$372,538
Ratio of expenses to average net assets	0.85%	0.86%	0.83%	0.82%	0.81%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.87%	0.88%	0.85%	0.84%	0.83%	0.81%
Ratio of net investment income to average net assets	3.02%	2.39%	2.40%	2.53%	2.27%	2.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.00%	2.37%	2.38%	2.51%	2.25%	2.45%
Portfolio turnover	55%	103%	60%	69%	79%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-7

LVIP BlackRock Real Estate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.685	$7.315	$7.398	$6.735	$9.885	$8.602
Income (loss) from investment operations:
Net investment income[2]	0.113	0.164	0.160	0.156	0.162	0.218
Net realized and unrealized gain (loss)	0.683	0.464	(0.050)	0.699	(3.007)	2.117
Total from investment operations	0.796	0.628	0.110	0.855	(2.845)	2.335
Less dividends and distributions from:
Net investment income	—	(0.237)	(0.181)	(0.192)	(0.079)	(0.662)
Net realized gain	—	—	—	—	(0.200)	(0.390)
Return of capital	—	(0.021)	(0.012)	—	(0.026)	—
Total dividends and distributions	—	(0.258)	(0.193)	(0.192)	(0.305)	(1.052)
Net asset value, end of period	$8.481	$7.685	$7.315	$7.398	$6.735	$9.885
Total return[3]	10.36%	8.63%	1.36%	12.79%	(28.82% )	27.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,818	$77,203	$76,706	$83,305	$81,350	$115,839
Ratio of expenses to average net assets	1.10%	1.11%	1.08%	1.07%	1.06%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.12%	1.13%	1.10%	1.09%	1.08%	1.06%
Ratio of net investment income to average net assets	2.77%	2.14%	2.15%	2.28%	2.02%	2.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.75%	2.12%	2.13%	2.26%	2.00%	2.20%
Portfolio turnover	55%	103%	60%	69%	79%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-8

LVIP BlackRock Real Estate Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP BlackRock Real Estate Fund-9

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP BlackRock Real Estate Fund is $97,251 and $97,997 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.73% of the first $250 million of the Fund’s average daily net assets; and 0.63% of the Fund’s average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays  a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$10,161
Legal	1,690
LVIP BlackRock Real Estate Fund-10

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,592 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$151,769
Distribution fees payable to LFD	16,348
Shareholder servicing fees payable to Lincoln Life	6,234
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$139,646,973
Sales	155,637,458
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$210,908,245
Aggregate unrealized appreciation of investments and derivatives	$54,905,645
Aggregate unrealized depreciation of investments and derivatives	(3,772,596)
Net unrealized appreciation of investments and derivatives	$51,133,049
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP BlackRock Real Estate Fund-11

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$15,610,280	$—	$15,610,280
Belgium	—	3,124,084	—	3,124,084
Canada	4,164,773	—	—	4,164,773
China	—	1,085,981	—	1,085,981
France	—	6,325,225	—	6,325,225
Germany	1,461,221	3,655,892	—	5,117,113
Hong Kong	—	7,953,757	—	7,953,757
Japan	—	21,267,307	—	21,267,307
Netherlands	—	447,603	—	447,603
Singapore	—	6,713,925	—	6,713,925
Spain	—	3,765,084	—	3,765,084
Sweden	—	3,954,336	—	3,954,336
Switzerland	—	2,500,350	—	2,500,350
United Kingdom	—	8,717,608	—	8,717,608
United States	163,924,370	—	—	163,924,370
Money Market Fund	7,477,289	—	—	7,477,289
Total Investments	$177,027,653	$85,121,432	$—	$262,149,085
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$359,950	$—	$359,950
Liabilities:
CFD Swap Contracts	$—	$(39,733)	$—	$(39,733)
Foreign Currency Exchange Contracts	$—	$(428,007)	$—	$(428,007)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP BlackRock Real Estate Fund-12

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,110,146	3,023,637
Service Class	475,145	1,441,176
Shares reinvested:
Standard Class	—	777,005
Service Class	—	337,609
	1,585,291	5,579,427
Shares redeemed:
Standard Class	(2,193,364)	(6,718,057)
Service Class	(1,109,219)	(2,219,279)
	(3,302,583)	(8,937,336)
Net decrease	(1,717,292)	(3,357,909)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the
LVIP BlackRock Real Estate Fund-13

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2026, the Fund used contracts for difference to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$359,950	Receivables and other assets net of liabilities	$(428,007)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(39,733)
Total		$359,950		$(467,740)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,211)	$(50,789)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(3,306)	(50,795)
Total		$(4,517)	$(101,584)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$15,794,451	$12,203,589
Contracts for difference swap contract (average notional volume)	11,525	—
At June 30, 2026, the Fund received securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
JPMorgan Chase Bank	$11,083
Total	$11,083
LVIP BlackRock Real Estate Fund-14

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2026, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Bank of America N.A.	$10,000
Total	$10,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$51,391	$(36,892)	$14,499
Barclays Bank PLC	19,056	(22,256)	(3,200)
Citibank NA	2,952	(25,260)	(22,308)
Deutsche Bank	18,795	(62,554)	(43,759)
Goldman Sachs International	5,778	(17,145)	(11,367)
Hong Kong Shanghai Bank	39,733	(83,361)	(43,628)
JPMorgan Chase Bank	46,988	(127,455)	(80,467)
Standard Chartered Bank	94,009	(7,970)	86,039
State Street Bank & Trust Company	53,591	(36,395)	17,196
UBS AG	27,657	(8,719)	18,938
Total	$359,950	$(428,007)	$(68,057)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$14,499	$—	$—	$—	$—	$14,499
Barclays Bank PLC	(3,200)	—	—	—	—	(3,200)
Citibank NA	(22,308)	—	—	—	—	(22,308)
Deutsche Bank	(43,759)	—	—	—	—	(43,759)
Goldman Sachs International	(11,367)	—	—	—	—	(11,367)
Hong Kong Shanghai Bank	(43,628)	—	—	—	—	(43,628)
JPMorgan Chase Bank	(80,467)	—	—	—	—	(80,467)
Standard Chartered Bank	86,039	—	—	—	—	86,039
State Street Bank & Trust Company	17,196	—	—	—	—	17,196
UBS AG	18,938	—	—	—	—	18,938
Total	$(68,057)	$—	$—	$—	$—	$(68,057)

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP BlackRock Real Estate Fund-15

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Real Estate Fund-16

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.63%
Equity Funds–68.04%
iShares Core S&P 500 ETF	227,272	$170,201,728
iShares Core S&P Mid-Cap ETF	543,035	41,873,429
iShares Edge MSCI Min Vol USA ETF	1,491,832	143,902,115
iShares Russell 2000 ETF	177,860	53,438,037
		409,415,309
Fixed Income Funds–28.36%
iShares Broad USD Investment Grade Corporate Bond ETF	555,800	28,506,982
iShares Core U.S. Aggregate Bond ETF	859,808	85,103,796
iShares Core U.S. Treasury Bond ETF	1,252,213	28,525,412
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	301,499	$28,497,685
		170,633,875
Money Market Fund–3.23%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	19,463,489	19,463,489
		19,463,489
Total Investment Companies (Cost $359,585,054)		599,512,673

TOTAL INVESTMENTS–99.63% (Cost $359,585,054)	599,512,673
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	2,213,322
NET ASSETS APPLICABLE TO 38,707,537 SHARES OUTSTANDING–100.00%	$601,725,995
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($33,322,795 / 2,135,699 Shares)	$15.603
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($568,403,200 / 36,571,838 Shares)	$15.542
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$423,697,836
Distributable earnings/(accumulated loss)	178,028,159
TOTAL NET ASSETS	$601,725,995

★Includes $1,293,783 cash collateral held at broker for futures contracts, $129,654 variation margin due from broker on futures contracts,
$17,312,078 payable for securities purchased, $253,570 payable for fund shares redeemed, $11,350 other accrued expenses payable,
$298,491 due to manager and affiliates, $14,229 payable for audit fee and $10,504 payable for fund accounting fee as of June 30, 2026.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
19	CME E-mini Russell 2000 Index Futures	$2,893,320	$2,795,052	9/18/26	$98,268	$—
35	CME E-mini S&P 500 Index Futures	13,209,438	13,052,701	9/18/26	156,737	—
10	CME E-mini S&P MidCap 400 Index Futures	3,885,000	3,799,503	9/18/26	85,497	—
Total Futures Contracts					$340,502	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$5,504,172
EXPENSES:
Distribution fees-Service Class	979,233
Management fees	738,320
Shareholder servicing fees	85,645
Accounting and administration expenses	48,578
Professional fees	23,942
Trustees’ fees and expenses	8,539
Reports and statements to shareholders	6,717
Consulting fees	4,076
Custodian fees	3,716
Pricing fees	750
Other	10,380
1,909,896
Less:
Management fees waived	(14,766)
Total operating expenses	1,895,130
NET INVESTMENT INCOME	3,609,042
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	17,768,419
Futures contracts	1,489,862
Net realized gain	19,258,281
Net change in unrealized appreciation (depreciation) of:
Investments	17,790,140
Futures contracts	457,310
Net change in unrealized appreciation (depreciation)	18,247,450
NET REALIZED AND UNREALIZED GAIN	37,505,731
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,114,773
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,609,042	$9,399,249
Net realized gain	19,258,281	16,900,553
Net change in unrealized appreciation (depreciation)	18,247,450	23,194,892
Net increase in net assets resulting from operations	41,114,773	49,494,694
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,266,259)
Service Class	—	(22,729,201)
	—	(23,995,460)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,227,235	3,163,172
Service Class	9,784,468	30,475,523
Reinvestment of dividends and distributions:
Standard Class	—	1,266,259
Service Class	—	22,729,201
	13,011,703	57,634,155
Cost of shares redeemed:
Standard Class	(2,239,914)	(3,007,739)
Service Class	(46,350,618)	(94,820,962)
	(48,590,532)	(97,828,701)
Decrease in net assets derived from capital share transactions	(35,578,829)	(40,194,546)
NET INCREASE (DECREASE) IN NET ASSETS	5,535,944	(14,695,312)
NET ASSETS:
Beginning of period	596,190,051	610,885,363
End of period	$601,725,995	$596,190,051
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.540	$13.930	$12.557	$11.387	$14.317	$13.260
Income (loss) from investment operations:
Net investment income[2]	0.115	0.272	0.262	0.229	0.179	0.144
Net realized and unrealized gain (loss)	0.948	0.973	1.422	1.179	(2.546)	1.773
Total from investment operations	1.063	1.245	1.684	1.408	(2.367)	1.917
Less dividends and distributions from:
Net investment income	—	(0.273)	(0.273)	(0.238)	(0.175)	(0.176)
Net realized gain	—	(0.362)	(0.038)	—	(0.388)	(0.684)
Total dividends and distributions	—	(0.635)	(0.311)	(0.238)	(0.563)	(0.860)
Net asset value, end of period	$15.603	$14.540	$13.930	$12.557	$11.387	$14.317
Total return[3]	7.31%	8.97%	13.42%	12.35%	(16.51% )	14.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,323	$30,094	$27,473	$23,354	$20,600	$22,196
Ratio of expenses to average net assets[4]	0.31%	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income to average net assets	1.55% [5]	1.91%	1.93%	1.94%	1.44%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.54% [5]	1.90%	1.92%	1.93%	1.43%	1.02%
Portfolio turnover	5%	9%	6%	5%	7%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.508	$13.903	$12.532	$11.367	$14.291	$13.241
Income (loss) from investment operations:
Net investment income[2]	0.089	0.221	0.213	0.187	0.135	0.094
Net realized and unrealized gain (loss)	0.945	0.968	1.419	1.173	(2.539)	1.768
Total from investment operations	1.034	1.189	1.632	1.360	(2.404)	1.862
Less dividends and distributions from:
Net investment income	—	(0.222)	(0.223)	(0.195)	(0.132)	(0.128)
Net realized gain	—	(0.362)	(0.038)	—	(0.388)	(0.684)
Total dividends and distributions	—	(0.584)	(0.261)	(0.195)	(0.520)	(0.812)
Net asset value, end of period	$15.542	$14.508	$13.903	$12.532	$11.367	$14.291
Total return[3]	7.13%	8.58%	13.03%	11.96%	(16.81% )	14.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$568,403	$566,096	$583,412	$580,276	$550,993	$687,727
Ratio of expenses to average net assets[4]	0.66%	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.67%	0.67%	0.67%	0.67%	0.67%	0.66%
Ratio of net investment income to average net assets	1.20% [5]	1.56%	1.58%	1.59%	1.09%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.19% [5]	1.55%	1.57%	1.58%	1.08%	0.67%
Portfolio turnover	5%	9%	6%	5%	7%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively,  the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$23,454
Legal	3,902
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,119 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$120,895
Distribution fees payable to LFD	163,286
Shareholder servicing fees payable to Lincoln Life	14,310
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$26,521,540
Sales	57,809,332
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$359,585,054
Aggregate unrealized appreciation of investments and derivatives	$247,936,517
Aggregate unrealized depreciation of investments and derivatives	(7,668,396)
Net unrealized appreciation of investments and derivatives	$240,268,121
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$599,512,673	$—	$—	$599,512,673
Derivatives:
Assets:
Futures Contracts	$340,502	$—	$—	$340,502
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	213,475	221,522
Service Class	661,197	2,155,249
Shares reinvested:
Standard Class	—	86,744
Service Class	—	1,563,456
	874,672	4,026,971
Shares redeemed:
Standard Class	(147,589)	(210,618)
Service Class	(3,108,007)	(6,664,274)
	(3,255,596)	(6,874,892)
Net decrease	(2,380,924)	(2,847,921)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$340,502	Receivables and other assets net of liabilities	$—
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,489,862	$457,310
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$18,585,029	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
At a meeting held on March 4-5, 2026, of the Board of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the "Acquiring Fund"), a series of the Trust (the "Reorganization"). The Reorganization is not expected to be a taxable event for contract holders. A prospectus/information statement with material information about the Acquiring Fund and the Reorganization will be distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, who are shareholders of the Fund as of the close of business on June 15, 2026 ("Record Date"). The Fund's Reorganization is expected to be completed on or about October 9, 2026 ("Closing Date").
Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-10

LVIP Blended Large Cap Growth Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.61%
Aerospace & Defense–2.36%
†ATI, Inc.	10,545	$2,078,419
General Electric Co.	69,915	26,129,333
HEICO Corp.	1,678	597,687
Howmet Aerospace, Inc.	29,546	7,943,737
†Karman Holdings, Inc.	16,080	802,714
		37,551,890
Automobiles–2.31%
Ferrari NV	13,648	5,081,014
†Tesla, Inc.	75,084	31,580,330
		36,661,344
Banks–0.13%
JPMorgan Chase & Co.	2,542	832,073
PNC Financial Services Group, Inc.	5,109	1,257,938
		2,090,011
Beverages–1.49%
†Celsius Holdings, Inc.	113,420	3,320,938
†Monster Beverage Corp.	181,349	17,431,266
PepsiCo, Inc.	21,510	2,912,454
		23,664,658
Biotechnology–0.93%
†Alnylam Pharmaceuticals, Inc.	9,075	2,731,847
†Argenx SE ADR	2,800	2,597,756
†Genmab AS ADR	77,209	2,120,931
†Vertex Pharmaceuticals, Inc.	14,754	7,328,755
		14,779,289
Broadline Retail–1.58%
†Amazon.com, Inc.	105,111	25,052,156
		25,052,156
Building Products–0.49%
Trane Technologies PLC	11,477	5,637,044
†Trex Co., Inc.	43,157	2,159,576
		7,796,620
Capital Markets–0.47%
Brookfield Asset Management Ltd. Class A	47,967	2,151,320
Cboe Global Markets, Inc.	20,110	4,880,094
†Coinbase Global, Inc. Class A	2,480	362,551
		7,393,965
Chemicals–0.49%
Sherwin-Williams Co.	22,622	7,789,207
		7,789,207
Commercial Services & Supplies–0.34%
Cintas Corp.	31,289	5,321,633
		5,321,633
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.40%
†Applied Optoelectronics, Inc.	7,287	$1,079,642
†Arista Networks, Inc.	3,637	617,853
Motorola Solutions, Inc.	11,393	4,731,399
		6,428,894
Construction & Engineering–0.82%
Comfort Systems USA, Inc.	1,026	2,033,481
†Everus Construction Group, Inc.	12,791	2,122,666
†IES Holdings, Inc.	4,158	3,054,716
Quanta Services, Inc.	5,019	3,613,881
†Sterling Infrastructure, Inc.	2,699	2,265,433
		13,090,177
Construction Materials–0.21%
†Amrize Ltd.	63,601	3,389,933
		3,389,933
Consumer Finance–0.25%
OneMain Holdings, Inc.	4,252	259,244
†SoFi Technologies, Inc.	211,390	3,790,223
		4,049,467
Consumer Staples Distribution & Retail–1.86%
Casey's General Stores, Inc.	7,706	6,124,652
Costco Wholesale Corp.	18,730	17,521,353
Sysco Corp.	70,485	5,891,136
		29,537,141
Diversified Telecommunication Services–0.12%
†Space Exploration Technologies Corp. Class A	10,898	1,862,032
		1,862,032
Electrical Equipment–1.25%
Eaton Corp. PLC	13,690	5,833,583
Emerson Electric Co.	24,045	3,442,042
GE Vernova, Inc.	2,745	3,224,990
Powell Industries, Inc.	10,178	2,914,572
Vertiv Holdings Co. Class A	10,307	3,450,990
†Vicor Corp.	2,726	1,035,280
		19,901,457
Electronic Equipment, Instruments & Components–0.78%
Corning, Inc.	8,196	2,093,504
†Fabrinet	6,283	3,531,549
Jabil, Inc.	6,251	2,409,635
†Sanmina Corp.	7,960	2,014,517
†TTM Technologies, Inc.	12,402	2,319,422
		12,368,627
Entertainment–1.58%
†Netflix, Inc.	352,323	25,155,862
		25,155,862
LVIP Blended Large Cap Growth Managed Volatility Fund-1

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–3.52%
†Block, Inc.	20,867	$1,585,892
Mastercard, Inc. Class A	30,407	15,617,035
†Toast, Inc. Class A	115,480	3,212,654
Visa, Inc. Class A	103,477	35,501,924
		55,917,505
Ground Transportation–0.80%
Ryder System, Inc.	5,838	1,539,889
†Saia, Inc.	15,529	6,540,194
†XPO, Inc.	22,311	4,580,225
		12,660,308
Health Care Equipment & Supplies–1.67%
†Align Technology, Inc.	16,411	2,767,879
†Dexcom, Inc.	67,950	4,576,433
†Edwards Lifesciences Corp.	28,620	2,588,965
†Intuitive Surgical, Inc.	24,088	9,579,316
Stryker Corp.	22,117	6,963,316
		26,475,909
Health Care Providers & Services–1.34%
HCA Healthcare, Inc.	15,562	6,067,468
McKesson Corp.	7,789	5,885,369
UnitedHealth Group, Inc.	22,376	9,300,137
		21,252,974
Health Care Technology–0.42%
†Veeva Systems, Inc. Class A	37,309	6,621,228
		6,621,228
Hotels, Restaurants & Leisure–1.88%
†Airbnb, Inc. Class A	8,792	1,258,135
†Cava Group, Inc.	65,763	5,161,080
†Chipotle Mexican Grill, Inc.	242,725	8,252,650
Choice Hotels International, Inc.	8,095	892,636
Expedia Group, Inc.	3,488	892,510
Hilton Worldwide Holdings, Inc.	22,679	7,494,502
Texas Roadhouse, Inc.	23,410	4,523,514
†Viking Holdings Ltd.	13,513	1,414,406
		29,889,433
Household Durables–0.22%
Garmin Ltd.	14,790	3,513,217
		3,513,217
Insurance–0.41%
Kinsale Capital Group, Inc.	3,807	1,255,587
Progressive Corp.	24,073	5,258,747
		6,514,334
Interactive Media & Services–13.15%
Alphabet, Inc. Class A	417,444	147,845,663
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc. Class A	92,521	$52,116,154
†Reddit, Inc. Class A	51,996	9,025,466
		208,987,283
IT Services–1.05%
†Cloudflare, Inc. Class A	10,636	2,608,798
†Gartner, Inc.	23,135	2,998,759
†GoDaddy, Inc. Class A	44,803	3,802,879
†Shopify, Inc. Class A	52,906	6,040,807
†Snowflake, Inc. Class A	4,829	1,228,980
		16,680,223
Life Sciences Tools & Services–0.82%
†Mettler-Toledo International, Inc.	4,571	5,839,498
†Tempus AI, Inc. Class A	45,364	2,627,937
†Waters Corp.	12,106	4,540,234
		13,007,669
Machinery–1.37%
Caterpillar, Inc.	9,020	9,605,398
Illinois Tool Works, Inc.	20,134	5,445,643
ITT, Inc.	22,082	4,366,936
PACCAR, Inc.	19,575	2,351,349
		21,769,326
Media–0.07%
†Trade Desk, Inc. Class A	60,651	1,096,570
		1,096,570
Metals & Mining–0.28%
Anglogold Ashanti PLC	54,157	4,380,760
		4,380,760
Pharmaceuticals–2.84%
Eli Lilly & Co.	37,607	45,106,964
		45,106,964
Professional Services–0.66%
Broadridge Financial Solutions, Inc.	21,470	2,940,317
Verisk Analytics, Inc.	42,278	7,590,169
		10,530,486
Semiconductors & Semiconductor Equipment–28.93%
†Advanced Micro Devices, Inc.	46,716	27,137,792
Amkor Technology, Inc.	30,044	2,590,694
Applied Materials, Inc.	32,880	23,772,240
ASML Holding NV	5,601	11,142,854
†Astera Labs, Inc.	11,324	5,469,719
Broadcom, Inc.	214,467	81,014,909
†FormFactor, Inc.	18,169	2,905,768
KLA Corp.	84,892	25,612,765
Lam Research Corp.	32,125	13,920,726
Micron Technology, Inc.	37,221	42,963,828
LVIP Blended Large Cap Growth Managed Volatility Fund-2

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	888,804	$177,840,793
QUALCOMM, Inc.	12,913	2,386,193
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	44,379	21,194,079
Teradyne, Inc.	6,354	3,074,319
Texas Instruments, Inc.	62,271	18,561,117
		459,587,796
Software–7.49%
†AppLovin Corp. Class A	20,160	10,387,037
†Atlassian Corp. Class A	3,022	235,081
†Cadence Design Systems, Inc.	31,818	11,941,932
†Datadog, Inc. Class A	842	219,223
†Elastic NV	77,129	4,397,895
†Fortinet, Inc.	38,852	5,968,444
†Manhattan Associates, Inc.	17,499	2,436,736
Microsoft Corp.	149,633	55,816,102
Oracle Corp.	58,954	8,639,709
†Palantir Technologies, Inc. Class A	80,775	9,424,019
†Palo Alto Networks, Inc.	5,706	1,945,860
†Procore Technologies, Inc.	118,082	4,796,491
†Terawulf, Inc.	22,099	545,845
†Zscaler, Inc.	16,119	2,275,197
		119,029,571
Specialty Retail–2.46%
†Burlington Stores, Inc.	17,796	5,637,773
†Carvana Co.	10,012	658,990
Home Depot, Inc.	34,860	12,294,425
Murphy USA, Inc.	2,053	1,106,300
†O'Reilly Automotive, Inc.	11,914	1,097,160
TJX Cos., Inc.	121,197	18,361,345
		39,155,993
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–6.70%
Apple, Inc.	306,047	$88,557,760
†Sandisk Corp.	2,852	6,484,678
Seagate Technology Holdings PLC	1,943	1,874,995
Western Digital Corp.	14,821	9,466,469
		106,383,902
Textiles, Apparel & Luxury Goods–0.27%
†Deckers Outdoor Corp.	7,110	705,952
†On Holding AG Class A	102,840	3,642,593
		4,348,545
Trading Companies & Distributors–0.40%
United Rentals, Inc.	5,554	6,292,071
		6,292,071
Total Common Stock (Cost $839,353,442)		1,503,086,430
RIGHTS–0.00%
=†ABIOMED, Inc.	11,753	11,988
Total Rights (Cost $11,988)		11,988

MONEY MARKET FUND–5.15%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	81,777,725	81,777,725
Total Money Market Fund (Cost $81,777,725)		81,777,725

TOTAL INVESTMENTS–99.76% (Cost $921,143,155)	1,584,876,143
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	3,887,731
NET ASSETS APPLICABLE TO 29,112,703 SHARES OUTSTANDING–100.00%	$1,588,763,874
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($280,331,850 / 4,941,135 Shares)	$56.734
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($1,308,432,024 / 24,171,568 Shares)	$54.131
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$644,547,228
Distributable earnings/(accumulated loss)	944,216,646
TOTAL NET ASSETS	$1,588,763,874

LVIP Blended Large Cap Growth Managed Volatility Fund-3

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $5,849,176 cash collateral held at broker for futures contracts, $527,016 variation margin due from broker on futures contracts,
$615,068 payable for securities purchased, $1,799,328 payable for fund shares redeemed, $29,156 other accrued expenses payable,
$1,100,877 due to manager and affiliates, $16,408 payable for audit fee and $36,991 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
213	CME E-mini S&P 500 Index Futures	$80,388,863	$78,522,047	9/18/26	$1,866,816	$—
4	CME E-mini S&P MidCap 400 Index Futures	1,554,000	1,483,606	9/18/26	70,394	—
Total Futures Contracts					$1,937,210	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-4

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $33,830)	$6,034,014
EXPENSES:
Management fees	5,689,110
Distribution fees-Service Class	1,640,744
Shareholder servicing fees	230,556
Accounting and administration expenses	146,244
Professional fees	36,851
Trustees’ fees and expenses	23,576
Reports and statements to shareholders	18,545
Custodian fees	9,815
Consulting fees	8,492
Pricing fees	2,621
Other	28,446
7,835,000
Less:
Management fees waived	(911,713)
Total operating expenses	6,923,287
NET INVESTMENT LOSS	(889,273)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	179,806,993
Foreign currencies	(2)
Futures contracts	(5,826,574)
Net realized gain	173,980,417
Net change in unrealized appreciation (depreciation) of:
Investments	(141,600,197)
Futures contracts	1,917,268
Net change in unrealized appreciation (depreciation)	(139,682,929)
NET REALIZED AND UNREALIZED GAIN	34,297,488
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,408,215
See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(889,273)	$(2,527,238)
Net realized gain	173,980,417	110,739,114
Net change in unrealized appreciation (depreciation)	(139,682,929)	(14,133,199)
Net increase in net assets resulting from operations	33,408,215	94,078,677
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(18,297,824)
Service Class	—	(91,292,561)
	—	(109,590,385)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,690,361	7,034,006
Service Class	40,440,223	99,600,071
Reinvestment of dividends and distributions:
Standard Class	—	18,297,824
Service Class	—	91,292,561
	44,130,584	216,224,462
Cost of shares redeemed:
Standard Class	(22,962,480)	(43,836,723)
Service Class	(130,323,369)	(289,068,012)
	(153,285,849)	(332,904,735)
Decrease in net assets derived from capital share transactions	(109,155,265)	(116,680,273)
NET DECREASE IN NET ASSETS	(75,747,050)	(132,191,981)
NET ASSETS:
Beginning of period	1,664,510,924	1,796,702,905
End of period	$1,588,763,874	$1,664,510,924
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-5

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$55.543	$56.055	$45.257	$33.861	$54.396	$45.414
Income (loss) from investment operations:
Net investment income (loss)[3]	0.026	0.031	0.071	0.164	0.065	(0.026)
Net realized and unrealized gain (loss)	1.165	3.014	13.702	11.399	(14.498)	14.057
Total from investment operations	1.191	3.045	13.773	11.563	(14.433)	14.031
Less dividends and distributions from:
Net investment income	—	—	(0.004)	(0.167)	—	—
Net realized gain	—	(3.557)	(2.971)	—	(6.102)	(5.049)
Total dividends and distributions	—	(3.557)	(2.975)	(0.167)	(6.102)	(5.049)
Net asset value, end of period	$56.734	$55.543	$56.055	$45.257	$33.861	$54.396
Total return[4]	2.14%	5.52%	30.41%	34.15%	(26.73% )	30.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$280,332	$294,124	$315,950	$271,190	$221,031	$328,574
Ratio of expenses to average net assets	0.67%	0.66%	0.66%	0.67%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.77%	0.77%	0.78%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets	0.09%	0.06%	0.14%	0.42%	0.15%	(0.05% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.02% )	(0.05% )	0.03%	0.31%	0.04%	(0.15% )
Portfolio turnover	68%	121%	122%	118%	122%	156%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-6

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$53.060	$53.835	$43.663	$32.678	$52.909	$44.388
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.040)	(0.100)	(0.059)	0.063	(0.038)	(0.153)
Net realized and unrealized gain (loss)	1.111	2.882	13.206	10.987	(14.091)	13.723
Total from investment operations	1.071	2.782	13.147	11.050	(14.129)	13.570
Less dividends and distributions from:
Net investment income	—	—	(0.004)	(0.065)	—	—
Net realized gain	—	(3.557)	(2.971)	—	(6.102)	(5.049)
Total dividends and distributions	—	(3.557)	(2.975)	(0.065)	(6.102)	(5.049)
Net asset value, end of period	$54.131	$53.060	$53.835	$43.663	$32.678	$52.909
Total return[4]	2.02%	5.26%	30.09%	33.81%	(26.92% )	30.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,308,432	$1,370,387	$1,480,753	$1,355,735	$1,149,701	$1,519,106
Ratio of expenses to average net assets	0.92%	0.91%	0.91%	0.92%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.02%	1.02%	1.03%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets	(0.16% )	(0.19% )	(0.11% )	0.17%	(0.10% )	(0.30% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.27% )	(0.30% )	(0.22% )	0.06%	(0.21% )	(0.40% )
Portfolio turnover	68%	121%	122%	118%	122%	156%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-7

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Blended Large Cap Growth Managed Volatility Fund-8

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,212 for the six months ended June 30, 2026. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.165% on the first $100 million of average daily net assets of the Fund; 0.115% on the next $400 million; 0.110% on the next $1.5 billion; and 0.095% on the excess of $2 billion of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
AllianceBernstein LP (“AllianceBernstein”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays AllianceBernstein a fee based on AllianceBernstein’s managed portion of the Fund’s average daily net assets.
Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$63,603
Legal	10,583
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Blended Large Cap Growth Managed Volatility Fund-9

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,991 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$790,877
Distribution fees payable to LFD	271,329
Printing and mailing fees payable to Lincoln Life	504
Shareholder servicing fees payable to Lincoln Life	38,167
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2026, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,032,169,185
Sales	1,146,203,080
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$921,143,155
Aggregate unrealized appreciation of investments and derivatives	$681,568,252
Aggregate unrealized depreciation of investments and derivatives	(15,898,054)
Net unrealized appreciation of investments and derivatives	$665,670,198
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Blended Large Cap Growth Managed Volatility Fund-10

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,503,086,430	$—	$—	$1,503,086,430
Rights	—	—	11,988	11,988
Money Market Fund	81,777,725	—	—	81,777,725
Total Investments	$1,584,864,155	$—	$11,988	$1,584,876,143
Derivatives:

Assets:
Futures Contracts	$1,937,210	$—	$—	$1,937,210
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	68,722	133,234
Service Class	795,542	2,008,736
Shares reinvested:
Standard Class	—	334,018
Service Class	—	1,743,322
	864,264	4,219,310
Shares redeemed:
Standard Class	(423,012)	(808,220)
Service Class	(2,450,966)	(5,430,636)
	(2,873,978)	(6,238,856)
Net decrease	(2,009,714)	(2,019,546)
LVIP Blended Large Cap Growth Managed Volatility Fund-11

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,937,210	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(5,826,574)	$1,917,268
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$76,441,445	$—
LVIP Blended Large Cap Growth Managed Volatility Fund-12

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-13

LVIP Blended Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Blended Mid Cap Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.26%
Aerospace & Defense–7.87%
†Arxis, Inc. Class A	24,496	$1,130,245
†ATI, Inc.	12,185	2,401,664
†Axon Enterprise, Inc.	19,768	11,082,138
BWX Technologies, Inc.	24,877	4,842,308
Carpenter Technology Corp.	7,809	4,816,904
Curtiss-Wright Corp.	8,004	6,065,111
FTAI Aviation Ltd.	9,205	2,490,229
HEICO Corp.	8,978	3,197,874
Hexcel Corp.	37,148	3,717,029
Howmet Aerospace, Inc.	25,918	6,968,313
†Karman Holdings, Inc.	7,226	360,722
†Kratos Defense & Security Solutions, Inc.	3,648	181,889
Leonardo DRS, Inc.	8,100	345,627
†Loar Holdings, Inc.	5,538	446,418
†Rocket Lab Corp.	52,540	5,340,691
†StandardAero, Inc.	14,560	435,490
Woodward, Inc.	9,865	4,196,966
		58,019,618
Air Freight & Logistics–0.05%
†GXO Logistics, Inc.	7,900	400,530
		400,530
Banks–0.06%
East West Bancorp, Inc.	3,192	412,055
		412,055
Beverages–0.09%
†Celsius Holdings, Inc.	13,285	388,985
Primo Brands Corp.	12,483	305,084
		694,069
Biotechnology–6.56%
†Alnylam Pharmaceuticals, Inc.	18,611	5,602,469
†Argenx SE ADR	444	411,930
†Arrowhead Pharmaceuticals, Inc.	3,760	306,478
†Ascendis Pharma AS	33,586	8,958,058
†BeOne Medicines Ltd. ADR	1,206	343,674
†Bridgebio Pharma, Inc.	4,521	336,724
†CG oncology, Inc.	5,697	404,772
†Cogent Biosciences, Inc.	9,300	359,910
†Cytokinetics, Inc.	4,379	373,047
†Insmed, Inc.	18,611	1,984,305
†Ionis Pharmaceuticals, Inc.	16,005	1,269,036
†Krystal Biotech, Inc.	1,179	438,199
†Kymera Therapeutics, Inc.	6,922	793,746
†Madrigal Pharmaceuticals, Inc.	609	327,002
†Mirum Pharmaceuticals, Inc.	2,980	348,869
†Natera, Inc.	45,166	12,260,311
†Praxis Precision Medicines, Inc.	998	334,120
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Revolution Medicines, Inc.	49,848	$9,335,533
†Rhythm Pharmaceuticals, Inc.	3,420	379,723
†Scholar Rock Holding Corp.	45,215	2,486,825
†Summit Therapeutics, Inc.	15,200	221,464
†United Therapeutics Corp.	525	284,461
†Vaxcyte, Inc.	7,250	421,442
†Xenon Pharmaceuticals, Inc.	5,903	356,305
		48,338,403
Broadline Retail–0.30%
†Coupang, Inc.	60,806	1,056,200
eBay, Inc.	4,820	538,635
†Ollie's Bargain Outlet Holdings, Inc.	7,976	613,195
		2,208,030
Building Products–0.78%
AAON, Inc.	3,256	413,056
Lennox International, Inc.	1,235	707,594
†Madison Air Solutions Corp. Class A	8,292	323,388
†Modine Manufacturing Co.	16,157	4,314,242
		5,758,280
Capital Markets–3.28%
Ameriprise Financial, Inc.	1,323	606,939
ARES Management Corp. Class A	3,246	361,312
Carlyle Group, Inc.	92,365	3,889,490
Cboe Global Markets, Inc.	1,034	250,921
Lazard, Inc.	7,690	322,519
LPL Financial Holdings, Inc.	15,196	4,280,409
MSCI, Inc.	1,307	731,972
Nasdaq, Inc.	20,685	1,630,392
†Robinhood Markets, Inc. Class A	105,971	10,626,773
StepStone Group, Inc. Class A	5,819	240,674
Stifel Financial Corp.	4,804	335,175
Tradeweb Markets, Inc. Class A	5,580	556,103
Virtu Financial, Inc. Class A	5,507	328,052
		24,160,731
Chemicals–0.28%
CF Industries Holdings, Inc.	2,878	311,572
Sensient Technologies Corp.	3,583	441,748
Solstice Advanced Materials, Inc.	14,775	1,309,065
		2,062,385
Commercial Services & Supplies–0.12%
GFL Environmental, Inc.	6,437	236,817
LVIP Blended Mid Cap Managed Volatility Fund-1

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	10,878	$314,265
Veralto Corp.	3,682	326,520
		877,602
Communications Equipment–1.56%
†Ciena Corp.	9,359	4,591,151
†Lumentum Holdings, Inc.	5,866	5,033,380
Motorola Solutions, Inc.	735	305,238
†Viavi Solutions, Inc.	32,795	1,565,961
		11,495,730
Construction & Engineering–3.81%
†API Group Corp.	9,520	403,172
Comfort Systems USA, Inc.	5,561	11,021,624
EMCOR Group, Inc.	10,246	8,502,950
†MasTec, Inc.	6,081	2,530,061
Quanta Services, Inc.	7,795	5,612,712
		28,070,519
Construction Materials–0.60%
Vulcan Materials Co.	15,045	4,438,425
		4,438,425
Consumer Finance–0.04%
SLM Corp.	11,980	310,761
		310,761
Consumer Staples Distribution & Retail–0.99%
Casey's General Stores, Inc.	2,174	1,727,874
Dollar General Corp.	2,794	321,617
†Performance Food Group Co.	30,478	3,407,136
†Sprouts Farmers Market, Inc.	5,468	462,483
†U.S. Foods Holding Corp.	13,180	1,347,655
		7,266,765
Containers & Packaging–0.05%
Packaging Corp. of America	1,496	356,467
		356,467
Diversified Consumer Services–0.04%
Service Corp. International	4,044	307,182
		307,182
Diversified Telecommunication Services–0.28%
†AST SpaceMobile, Inc.	22,032	1,957,763
=†πSocure, Inc.	5,095	72,757
		2,030,520
Electric Utilities–0.35%
IDACORP, Inc.	8,483	1,283,478
NRG Energy, Inc.	8,695	1,269,992
		2,553,470
Electrical Equipment–2.98%
AMETEK, Inc.	11,577	2,800,939
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Bloom Energy Corp. Class A	4,232	$1,281,027
†Generac Holdings, Inc.	2,619	766,869
Hubbell, Inc.	7,493	3,920,338
†Innio NV	44,753	1,769,981
†Nextpower, Inc. Class A	2,692	320,725
nVent Electric PLC	5,117	867,894
Powell Industries, Inc.	4,030	1,154,031
Rockwell Automation, Inc.	7,219	3,573,983
Vertiv Holdings Co. Class A	11,216	3,755,341
†Vicor Corp.	4,567	1,734,455
		21,945,583
Electronic Equipment, Instruments & Components–4.11%
Advanced Energy Industries, Inc.	861	321,041
Belden, Inc.	5,094	610,822
CDW Corp.	2,711	381,275
†Celestica, Inc.	5,607	2,045,434
Cognex Corp.	5,047	365,504
†Coherent Corp.	18,044	7,117,817
†Fabrinet	3,700	2,079,696
†Flex Ltd.	1,953	316,523
Jabil, Inc.	18,163	7,001,473
†Keysight Technologies, Inc.	9,190	3,217,143
†Sanmina Corp.	1,228	310,782
TD SYNNEX Corp.	9,542	2,550,958
TE Connectivity PLC	1,937	390,519
†Teledyne Technologies, Inc.	1,245	830,290
†TTM Technologies, Inc.	14,916	2,789,590
		30,328,867
Energy Equipment & Services–0.48%
Baker Hughes Co.	18,190	1,009,545
Noble Corp. PLC	26,197	977,148
TechnipFMC PLC	23,137	1,533,983
		3,520,676
Entertainment–5.89%
†Liberty Media Corp.-Liberty Formula One Class C	27,928	2,657,070
†Live Nation Entertainment, Inc.	70,164	12,847,730
†ROBLOX Corp. Class A	105,915	5,759,658
†Spotify Technology SA	1,919	881,070
†Take-Two Interactive Software, Inc.	52,286	13,070,454
TKO Group Holdings, Inc.	40,622	8,177,615
		43,393,597
Financial Services–0.54%
†Affirm Holdings, Inc.	5,125	417,944
†Block, Inc.	4,032	306,432
†Corpay, Inc.	3,383	1,127,453
Global Payments, Inc.	4,238	307,509
=†πIcapital, Inc.	26,006	442,102
LVIP Blended Mid Cap Managed Volatility Fund-2

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Rocket Cos., Inc. Class A	19,080	$300,510
†Toast, Inc. Class A	40,099	1,115,554
		4,017,504
Food Products–0.07%
†Freshpet, Inc.	3,350	198,052
McCormick & Co., Inc.	6,142	309,680
		507,732
Ground Transportation–0.38%
†Grab Holdings Ltd. Class A	181,444	684,044
Old Dominion Freight Line, Inc.	2,535	549,081
†XPO, Inc.	7,580	1,556,098
		2,789,223
Health Care Equipment & Supplies–2.08%
†Dexcom, Inc.	88,104	5,933,804
†Edwards Lifesciences Corp.	3,597	325,385
†Glaukos Corp.	2,746	383,781
†IDEXX Laboratories, Inc.	6,695	3,524,516
†Insulet Corp.	2,737	416,708
†Medline, Inc. Class A	66,436	2,620,236
†MiniMed Group, Inc.	18,121	270,909
STERIS PLC	8,698	1,831,538
		15,306,877
Health Care Providers & Services–1.80%
†BrightSpring Health Services, Inc.	13,800	962,412
Cardinal Health, Inc.	11,768	2,795,606
Cencora, Inc.	18,301	5,178,817
†Centene Corp.	6,727	431,806
†DaVita, Inc.	1,497	333,053
Encompass Health Corp.	7,330	740,917
†Guardant Health, Inc.	9,440	1,416,283
†HealthEquity, Inc.	3,200	289,024
Quest Diagnostics, Inc.	2,178	461,627
†RadNet, Inc.	4,827	297,681
†Tenet Healthcare Corp.	2,092	391,371
		13,298,597
Health Care REITs–0.06%
Ventas, Inc.	4,709	418,159
		418,159
Health Care Technology–0.09%
†Veeva Systems, Inc. Class A	1,967	349,083
†Waystar Holding Corp.	15,075	309,490
		658,573
Hotels, Restaurants & Leisure–6.34%
Aramark	61,810	3,516,989
†Cava Group, Inc.	18,504	1,452,194
†Chipotle Mexican Grill, Inc.	75,980	2,583,320
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.	3,216	$288,282
Darden Restaurants, Inc.	10,285	2,118,813
Domino's Pizza, Inc.	1,029	304,625
†DraftKings, Inc. Class A	124,425	3,142,976
†Dutch Bros, Inc. Class A	13,862	995,430
Expedia Group, Inc.	10,648	2,724,610
Hyatt Hotels Corp. Class A	30,095	5,833,615
Las Vegas Sands Corp.	25,948	1,198,538
Royal Caribbean Cruises Ltd.	18,194	5,777,141
†Sportradar Group AG Class A	102,869	1,539,949
Texas Roadhouse, Inc.	5,888	1,137,738
†Viking Holdings Ltd.	77,482	8,110,041
Wingstop, Inc.	25,337	4,393,689
Yum! Brands, Inc.	10,212	1,632,491
		46,750,441
Household Durables–0.22%
†SharkNinja, Inc.	2,813	428,336
Somnigroup International, Inc.	8,492	665,773
†TopBuild Corp.	1,589	563,348
		1,657,457
Independent Power and Renewable Electricity Producers–1.32%
Vistra Corp.	61,217	9,710,853
		9,710,853
Insurance–0.28%
Allstate Corp.	1,845	438,999
Arthur J Gallagher & Co.	1,743	400,140
Globe Life, Inc.	4,170	745,096
Hanover Insurance Group, Inc.	2,143	458,859
		2,043,094
Interactive Media & Services–0.31%
†Reddit, Inc. Class A	13,065	2,267,823
		2,267,823
IT Services–5.48%
†Cloudflare, Inc. Class A	61,296	15,034,683
†CoreWeave, Inc. Class A	23,868	2,375,821
†DigitalOcean Holdings, Inc.	20,404	3,204,040
†GoDaddy, Inc. Class A	4,671	396,474
†MongoDB, Inc.	14,340	4,816,806
†Okta, Inc.	32,261	4,402,013
†Snowflake, Inc. Class A	37,839	9,630,026
†Twilio, Inc. Class A	2,649	546,568
		40,406,431
Life Sciences Tools & Services–2.94%
Agilent Technologies, Inc.	24,317	3,230,027
Bio-Techne Corp.	45,147	3,189,636
†Charles River Laboratories International, Inc.	8,015	1,817,722
LVIP Blended Mid Cap Managed Volatility Fund-3

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Illumina, Inc.	23,847	$4,193,018
†Medpace Holdings, Inc.	2,461	1,303,321
†Mettler-Toledo International, Inc.	270	344,928
†Repligen Corp.	26,520	3,618,389
†Waters Corp.	9,187	3,445,492
West Pharmaceutical Services, Inc.	1,586	569,374
		21,711,907
Machinery–1.48%
Donaldson Co., Inc.	16,970	1,523,397
Esab Corp.	3,332	328,635
JBT Marel Corp.	3,043	441,235
Lincoln Electric Holdings, Inc.	4,252	1,128,948
†Middleby Corp.	2,483	427,101
Mueller Industries, Inc.	2,960	363,873
Nordson Corp.	4,182	1,261,668
†RBC Bearings, Inc.	7,307	4,706,146
†Symbotic, Inc.	6,329	284,489
Westinghouse Air Brake Technologies Corp.	1,565	421,924
		10,887,416
Media–0.11%
†EchoStar Corp. Class A	2,834	287,651
New York Times Co. Class A	7,843	548,853
		836,504
Metals & Mining–1.16%
Alamos Gold, Inc. Class A	28,115	852,420
Alcoa Corp.	20,514	1,069,600
†Almonty Industries, Inc.	20,708	342,924
Anglogold Ashanti PLC	25,150	2,034,384
Antofagasta PLC	39,312	1,995,207
†Century Aluminum Co.	5,585	256,966
Kinross Gold Corp.	37,485	885,396
†MP Materials Corp.	5,680	318,137
Steel Dynamics, Inc.	3,639	835,005
		8,590,039
Oil, Gas & Consumable Fuels–4.07%
†Antero Resources Corp.	68,263	2,398,762
Cameco Corp.	46,136	4,699,413
Cheniere Energy, Inc.	26,844	6,415,985
Diamondback Energy, Inc.	2,312	406,403
DT Midstream, Inc.	17,823	2,615,347
EQT Corp.	5,326	283,183
HF Sinclair Corp.	5,621	391,503
Marathon Petroleum Corp.	5,087	1,300,593
Ovintiv, Inc.	58,780	3,094,767
Permian Resources Corp. Class A	18,930	348,501
Targa Resources Corp.	19,092	5,119,329
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.	5,149	$2,253,408
†Uranium Energy Corp.	31,057	331,068
Venture Global, Inc. Class A	31,677	352,565
		30,010,827
Paper & Forest Products–0.04%
Louisiana-Pacific Corp.	3,642	286,480
		286,480
Passenger Airlines–0.15%
Delta Air Lines, Inc.	6,599	618,063
†United Airlines Holdings, Inc.	3,578	486,572
		1,104,635
Personal Care Products–0.05%
Estee Lauder Cos., Inc. Class A	4,614	364,275
		364,275
Pharmaceuticals–0.14%
†Axsome Therapeutics, Inc.	1,452	355,406
†Elanco Animal Health, Inc.	17,075	420,216
Zoetis, Inc.	3,868	277,954
		1,053,576
Professional Services–0.64%
Booz Allen Hamilton Holding Corp.	6,439	390,654
Broadridge Financial Solutions, Inc.	2,248	307,864
†CACI International, Inc. Class A	711	329,378
†ExlService Holdings, Inc.	7,400	191,364
Paychex, Inc.	3,953	388,698
†Paylocity Holding Corp.	4,879	510,002
†Planet Labs PBC	23,210	768,947
UL Solutions, Inc. Class A	14,029	1,428,994
Verisk Analytics, Inc.	2,411	432,847
		4,748,748
Real Estate Management & Development–0.16%
†CBRE Group, Inc. Class A	8,899	1,198,606
		1,198,606
Retail REITs–0.70%
Simon Property Group, Inc.	22,942	5,130,978
		5,130,978
Semiconductors & Semiconductor Equipment–9.41%
†Allegro MicroSystems, Inc.	30,416	2,117,562
ASM International NV	4,205	4,835,670
†Astera Labs, Inc.	19,418	9,379,282
†AXT, Inc.	3,308	238,441
LVIP Blended Mid Cap Managed Volatility Fund-4

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Cerebras Systems, Inc. Class A	7,659	$1,692,639
†Credo Technology Group Holding Ltd.	14,498	3,942,731
Entegris, Inc.	6,924	1,245,351
†FormFactor, Inc.	4,672	747,193
GLOBALFOUNDRIES, Inc.	4,471	368,455
†Impinj, Inc.	2,300	329,429
†Lattice Semiconductor Corp.	15,830	2,421,357
†MACOM Technology Solutions Holdings, Inc.	18,893	7,186,330
†MaxLinear, Inc.	3,497	447,721
Microchip Technology, Inc.	45,471	4,146,955
MKS, Inc.	1,955	869,584
Monolithic Power Systems, Inc.	7,819	10,808,673
†ON Semiconductor Corp.	7,702	728,147
†Onto Innovation, Inc.	2,233	845,079
Power Integrations, Inc.	13,890	1,163,426
†Rambus, Inc.	9,368	1,243,508
†Semtech Corp.	15,790	2,555,612
†SiTime Corp.	2,546	1,898,196
Skyworks Solutions, Inc.	4,970	336,966
Teradyne, Inc.	18,598	8,998,456
†Tower Semiconductor Ltd.	3,289	857,245
		69,404,008
Software–5.16%
†Appfolio, Inc. Class A	1,994	319,738
†Atlassian Corp. Class A	3,489	271,409
†Autodesk, Inc.	15,670	3,046,561
†Cadence Design Systems, Inc.	6,661	2,500,007
=†πCanva, Inc.	218	326,219
=†πDatabricks, Inc.	10,218	2,275,957
†Datadog, Inc. Class A	52,434	13,651,716
†Descartes Systems Group, Inc.	3,116	215,752
†Fair Isaac Corp.	1,012	1,209,117
†Guidewire Software, Inc.	17,063	2,099,602
†HubSpot, Inc.	2,120	386,921
†Hut 8 Corp.	2,768	319,552
InterDigital, Inc.	2,146	607,597
†JFrog Ltd.	29,480	2,679,142
†Manhattan Associates, Inc.	2,864	398,812
†Nebius Group NV	4,369	1,206,587
†Nutanix, Inc. Class A	8,307	423,325
Pegasystems, Inc.	5,600	167,832
†Procore Technologies, Inc.	12,576	510,837
†PTC, Inc.	2,262	256,986
†Rubrik, Inc. Class A	9,383	753,267
†Samsara, Inc. Class A	36,303	1,177,306
=†πSnyk Ltd.	23,071	97,360
†Trimble, Inc.	30,408	1,556,282
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Tyler Technologies, Inc.	1,351	$395,114
†Zscaler, Inc.	8,209	1,158,700
		38,011,698
Specialized REITs–0.13%
Iron Mountain, Inc.	3,319	419,223
Lamar Advertising Co. Class A	3,342	521,285
		940,508
Specialty Retail–2.62%
†AutoZone, Inc.	90	287,635
†Boot Barn Holdings, Inc.	2,569	422,010
†Burlington Stores, Inc.	24,803	7,857,590
†Carvana Co.	35,027	2,305,477
†Chewy, Inc. Class A	22,950	450,968
†Floor & Decor Holdings, Inc. Class A	15,500	920,080
Murphy USA, Inc.	2,614	1,408,606
†O'Reilly Automotive, Inc.	24,650	2,270,018
Ross Stores, Inc.	2,277	484,659
†Ulta Beauty, Inc.	2,102	947,960
†Valvoline, Inc.	26,453	1,045,952
†Wayfair, Inc. Class A	4,670	431,601
Williams-Sonoma, Inc.	2,130	496,503
		19,329,059
Technology Hardware, Storage & Peripherals–1.37%
†Everpure, Inc. Class A	21,657	1,706,355
NetApp, Inc.	7,886	1,220,437
Seagate Technology Holdings PLC	7,424	7,164,160
		10,090,952
Textiles, Apparel & Luxury Goods–1.23%
†Amer Sports, Inc.	30,194	1,021,765
†Birkenstock Holding PLC	9,004	387,442
†Deckers Outdoor Corp.	3,074	305,217
†On Holding AG Class A	18,787	665,435
Ralph Lauren Corp.	2,143	860,222
Tapestry, Inc.	39,799	5,825,778
		9,065,859
Trading Companies & Distributors–2.16%
Applied Industrial Technologies, Inc.	9,456	3,197,547
†Core & Main, Inc. Class A	7,190	346,918
Fastenal Co.	85,746	4,118,380
Ferguson Enterprises, Inc.	10,201	2,421,003
United Rentals, Inc.	1,134	1,284,697
WW Grainger, Inc.	3,360	4,570,944
		15,939,489
Total Common Stock (Cost $497,504,303)		687,488,593
LVIP Blended Mid Cap Managed Volatility Fund-5

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–1.05%
=†πCanva, Inc. Series A	13	$19,453
=†πDatabricks, Inc. Series F	23,328	5,196,079
=†πDatabricks, Inc. Series G	2,475	551,282
=†πDatabricks, Inc. Series H	5,901	1,314,389
=†πDataRobot, Inc. Series G	15,766	17,343
=†πRappi, Inc. Series E	9,859	175,194
=†πSnyk Ltd. Series F	38,665	163,166
=†πSocure, Inc. Series A	6,193	88,436
=†πSocure, Inc. Series A1	5,083	72,585
=†πSocure, Inc. Series B	92	1,314
=†πSocure, Inc. Series E	11,781	168,233
Total Convertible Preferred Stocks (Cost $2,880,034)		7,767,474
WARRANT–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.76%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	35,080,371	$35,080,371
Total Money Market Fund (Cost $35,080,371)		35,080,371

	Principal Amount°
SHORT-TERM INVESTMENT–0.46%
U.S. TREASURY OBLIGATIONS–0.46%
≠Federal Home Loan Mortgage Corp. Discount Notes 3.48% 7/1/26	3,387,000	3,387,000
		3,387,000
Total Short-Term Investment (Cost $3,387,000)		3,387,000

TOTAL INVESTMENTS–99.53% (Cost $538,851,708)	733,723,438
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	3,478,602
NET ASSETS APPLICABLE TO 38,174,861 SHARES OUTSTANDING–100.00%	$737,202,040
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($37,503,932 / 1,815,038 Shares)	$20.663
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($699,698,108 / 36,359,823 Shares)	$19.244
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$378,880,119
Distributable earnings/(accumulated loss)	358,321,921
TOTAL NET ASSETS	$737,202,040

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $10,981,869, which represented 1.49% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Blended Mid Cap Managed Volatility Fund-6

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$326,219
Canva, Inc. Series A	11/4/2021	22,162	19,453
Databricks, Inc.	7/24/2020	163,573	2,275,957
Databricks, Inc. Series F	10/22/2019	333,967	5,196,079
Databricks, Inc. Series G	2/1/2021	146,328	551,282
Databricks, Inc. Series H	8/31/2021	433,630	1,314,389
DataRobot, Inc. Series G	6/11/2021	431,364	17,343
Icapital, Inc.	3/17/2025	364,076	442,102
Rappi, Inc. Series E	9/8/2020	589,036	175,194
Snyk Ltd.	9/3/2021	330,942	97,360
Snyk Ltd. Series F	9/3/2021	551,575	163,166
Socure, Inc.	12/22/2021	81,870	72,757
Socure, Inc. Series A	12/22/2021	99,513	88,436
Socure, Inc. Series A1	12/22/2021	81,677	72,585
Socure, Inc. Series B	12/22/2021	1,478	1,314
Socure, Inc. Series E	10/27/2021	189,304	168,233
Total		$4,192,085	$10,981,869

★Includes $2,638,420 cash collateral held at broker for futures contracts, $273,682 variation margin due from broker on futures contracts,
$5,740,540 payable for securities purchased, $1,249,211 payable for fund shares redeemed, $17,133 other accrued expenses payable,
$540,008 due to manager and affiliates, $332,147 due to custodian, $16,409 payable for audit fee and $22,009 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
5	CME British Pound Currency Futures	$414,219	$418,779	9/14/26	$—	$(4,560)
5	CME Euro Foreign Exchange Currency Futures	716,031	726,169	9/14/26	—	(10,138)
6	CME Japanese Yen Currency Futures	464,025	471,832	9/14/26	—	(7,807)
					—	(22,505)
Equity Contracts:
27	CME E-mini Russell 2000 Index Futures	4,111,560	3,859,514	9/18/26	252,046	—
13	CME E-mini S&P 500 Index Futures	4,906,363	4,782,322	9/18/26	124,041	—
69	CME E-mini S&P MidCap 400 Index Futures	26,806,500	25,592,208	9/18/26	1,214,292	—
9	Eurex EURO STOXX 50 Futures	653,613	625,398	9/18/26	28,215	—
3	FTSE 100 Index Futures	419,483	415,479	9/18/26	4,004	—
1	OSE Nikkei 225 Index Futures	431,686	401,583	9/10/26	30,103	—
					1,652,701	—
Total Futures Contracts					$1,652,701	$(22,505)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

LVIP Blended Mid Cap Managed Volatility Fund-7

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-8

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $3,023)	$2,439,191
EXPENSES:
Management fees	2,294,896
Distribution fees-Service Class	839,706
Shareholder servicing fees	102,388
Accounting and administration expenses	75,857
Professional fees	28,072
Custodian fees	18,063
Reports and statements to shareholders	13,397
Trustees’ fees and expenses	10,372
Consulting fees	6,565
Pricing fees	6,199
Other	15,483
3,410,998
Less:
Management fees waived	(17,653)
Total operating expenses	3,393,345
NET INVESTMENT LOSS	(954,154)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	54,094,634
Foreign currencies	(809)
Futures contracts	2,836,066
Net realized gain	56,929,891
Net change in unrealized appreciation (depreciation) of:
Investments	1,545,090
Foreign currencies	(4,330)
Futures contracts	2,151,682
Net change in unrealized appreciation (depreciation)	3,692,442
NET REALIZED AND UNREALIZED GAIN	60,622,333
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,668,179
See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(954,154)	$(2,631,503)
Net realized gain	56,929,891	110,980,783
Net change in unrealized appreciation (depreciation)	3,692,442	(85,142,728)
Net increase in net assets resulting from operations	59,668,179	23,206,552
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,457,572)
Service Class	—	(119,395,667)
	—	(124,853,239)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,842,104	6,602,517
Service Class	16,213,988	36,031,290
Reinvestment of dividends and distributions:
Standard Class	—	5,457,572
Service Class	—	119,395,667
	19,056,092	167,487,046
Cost of shares redeemed:
Standard Class	(2,281,898)	(8,481,715)
Service Class	(60,162,517)	(135,026,322)
	(62,444,415)	(143,508,037)
Increase (decrease) in net assets derived from capital share transactions	(43,388,323)	23,979,009
NET INCREASE (DECREASE) IN NET ASSETS	16,279,856	(77,667,678)
NET ASSETS:
Beginning of period	720,922,184	798,589,862
End of period	$737,202,040	$720,922,184
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-9

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$19.004	$21.917	$19.443	$16.667	$24.072	$21.901
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.003)	(0.023)	0.005	0.052	0.016	(0.075)
Net realized and unrealized gain (loss)	1.662	0.780	3.662	2.897	(5.710)	2.984
Total from investment operations	1.659	0.757	3.667	2.949	(5.694)	2.909
Less dividends and distributions from:
Net investment income	—	—	(0.002)	(0.052)	—	—
Net realized gain	—	(3.670)	(1.191)	(0.121)	(1.711)	(0.738)
Total dividends and distributions	—	(3.670)	(1.193)	(0.173)	(1.711)	(0.738)
Net asset value, end of period	$20.663	$19.004	$21.917	$19.443	$16.667	$24.072
Total return[3]	8.74%	2.90%	19.23%	17.75%	(23.57% )	13.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,504	$33,920	$34,782	$32,475	$28,910	$37,540
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.73%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets	(0.03% )	(0.11% )	0.02%	0.29%	0.09%	(0.32% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.04% )	(0.12% )	0.01%	0.28%	0.08%	(0.33% )
Portfolio turnover	41%	59%	41%	42%	31%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-10

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.721	$20.719	$18.483	$15.853	$23.064	$21.064
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)	(0.072)	(0.045)	0.007	(0.029)	(0.128)
Net realized and unrealized gain (loss)	1.548	0.744	3.473	2.751	(5.471)	2.866
Total from investment operations	1.523	0.672	3.428	2.758	(5.500)	2.738
Less dividends and distributions from:
Net investment income	—	—	(0.001)	(0.007)	—	—
Net realized gain	—	(3.670)	(1.191)	(0.121)	(1.711)	(0.738)
Total dividends and distributions	—	(3.670)	(1.192)	(0.128)	(1.711)	(0.738)
Net asset value, end of period	$19.244	$17.721	$20.719	$18.483	$15.853	$23.064
Total return[3]	8.61%	2.65%	18.93%	17.46%	(23.76% )	13.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$699,698	$687,002	$763,808	$781,875	$731,534	$953,768
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.97%	0.97%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.98%	0.98%	0.97%
Ratio of net investment income (loss) to average net assets	(0.28% )	(0.36% )	(0.23% )	0.04%	(0.16% )	(0.57% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29% )	(0.37% )	(0.24% )	0.03%	(0.17% )	(0.58% )
Portfolio turnover	41%	59%	41%	42%	31%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-11

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays MFS and T. Rowe Price a fee based on MFS and T. Rowe Price’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$28,086
Legal	4,673
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,395 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$382,136
Distribution fees payable to LFD	140,691
Shareholder servicing fees payable to Lincoln Life	17,181
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2026, the Fund engaged in securities purchases of $177,768 and securities sales of $176,714, which resulted in net realized gains of $148,398.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$276,357,197
Sales	318,097,599
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$538,851,708
Aggregate unrealized appreciation of investments and derivatives	$213,264,599
Aggregate unrealized depreciation of investments and derivatives	(16,762,673)
Net unrealized appreciation of investments and derivatives	$196,501,926
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$58,019,618	$—	$—	$58,019,618
Air Freight & Logistics	400,530	—	—	400,530
Banks	412,055	—	—	412,055
Beverages	694,069	—	—	694,069
Biotechnology	48,338,403	—	—	48,338,403
Broadline Retail	2,208,030	—	—	2,208,030
Building Products	5,758,280	—	—	5,758,280
Capital Markets	24,160,731	—	—	24,160,731
Chemicals	2,062,385	—	—	2,062,385
Commercial Services & Supplies	877,602	—	—	877,602
Communications Equipment	11,495,730	—	—	11,495,730
Construction & Engineering	28,070,519	—	—	28,070,519
Construction Materials	4,438,425	—	—	4,438,425
Consumer Finance	310,761	—	—	310,761
Consumer Staples Distribution & Retail	7,266,765	—	—	7,266,765
Containers & Packaging	356,467	—	—	356,467
Diversified Consumer Services	307,182	—	—	307,182
Diversified Telecommunication Services	1,957,763	—	72,757	2,030,520
Electric Utilities	2,553,470	—	—	2,553,470
Electrical Equipment	21,945,583	—	—	21,945,583
Electronic Equipment, Instruments & Components	30,328,867	—	—	30,328,867
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Energy Equipment & Services	$3,520,676	$—	$—	$3,520,676
Entertainment	43,393,597	—	—	43,393,597
Financial Services	3,575,402	—	442,102	4,017,504
Food Products	507,732	—	—	507,732
Ground Transportation	2,789,223	—	—	2,789,223
Health Care Equipment & Supplies	15,306,877	—	—	15,306,877
Health Care Providers & Services	13,298,597	—	—	13,298,597
Health Care REITs	418,159	—	—	418,159
Health Care Technology	658,573	—	—	658,573
Hotels, Restaurants & Leisure	46,750,441	—	—	46,750,441
Household Durables	1,657,457	—	—	1,657,457
Independent Power and Renewable Electricity Producers	9,710,853	—	—	9,710,853
Insurance	2,043,094	—	—	2,043,094
Interactive Media & Services	2,267,823	—	—	2,267,823
IT Services	40,406,431	—	—	40,406,431
Life Sciences Tools & Services	21,711,907	—	—	21,711,907
Machinery	10,887,416	—	—	10,887,416
Media	836,504	—	—	836,504
Metals & Mining	6,594,832	1,995,207	—	8,590,039
Oil, Gas & Consumable Fuels	30,010,827	—	—	30,010,827
Paper & Forest Products	286,480	—	—	286,480
Passenger Airlines	1,104,635	—	—	1,104,635
Personal Care Products	364,275	—	—	364,275
Pharmaceuticals	1,053,576	—	—	1,053,576
Professional Services	4,748,748	—	—	4,748,748
Real Estate Management & Development	1,198,606	—	—	1,198,606
Retail REITs	5,130,978	—	—	5,130,978
Semiconductors & Semiconductor Equipment	64,568,338	4,835,670	—	69,404,008
Software	35,312,162	—	2,699,536	38,011,698
Specialized REITs	940,508	—	—	940,508
Specialty Retail	19,329,059	—	—	19,329,059
Technology Hardware, Storage & Peripherals	10,090,952	—	—	10,090,952
Textiles, Apparel & Luxury Goods	9,065,859	—	—	9,065,859
Trading Companies & Distributors	15,939,489	—	—	15,939,489
Convertible Preferred Stocks	—	—	7,767,474	7,767,474
Warrant	—	—	— *	—
Money Market Fund	35,080,371	—	—	35,080,371
Short-Term Investment	—	3,387,000	—	3,387,000
Total Investments	$712,523,692	$10,217,877	$10,981,869	$733,723,438
Derivatives:

Assets:
Futures Contracts	$1,652,701	$—	$—	$1,652,701
Liabilities:
Futures Contracts	$(22,505)	$—	$—	$(22,505)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's equity holdings was categorized as Level 2.
LVIP Blended Mid Cap Managed Volatility Fund-16

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2026.
Asset Type	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$3,214,395	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.4x-28.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	8.6x-39.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Convertible Preferred Stock	$7,767,474	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.25x-0.35x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	1.6x-28.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	2.3x-39.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	1.13 years (N/A)
		Enterprise Value	Volatility Percentage	55% (N/A)
		Enterprise Value	Risk-free Rate	3.68% (N/A)
Total	$10,981,869
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the investments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c)Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2025	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/26	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/26
Common Stock	$2,924,394	$—	$—	$(38,595)	$—	$—	$—	$(71,356)	$399,952	$3,214,395	$328,596
Convertible Preferred Stocks	6,727,424	—	—	—	—	—	—	—	1,040,050	7,767,474	1,040,050
Warrant	—	—	—	—	—	—	—	—	—	—	—
Total	$9,651,818	$—	$—	$(38,595)	$—	— $	$—	$(71,356)	$1,440,002	$10,981,869	$1,368,646
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	149,614	313,733
Service Class	919,343	1,865,579
Shares reinvested:
Standard Class	—	277,739
Service Class	—	6,511,899
	1,068,957	8,968,950
Shares redeemed:
Standard Class	(119,424)	(393,654)
Service Class	(3,327,543)	(6,474,647)
	(3,446,967)	(6,868,301)
Net increase (decrease)	(2,378,010)	2,100,649
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, to hedge currency risks associated with the Fund’s investments and as a cash management tool.
LVIP Blended Mid Cap Managed Volatility Fund-18

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,652,701	Receivables and other assets net of liabilities	$—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(22,505)
Total		$1,652,701		$(22,505)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,866,161	$2,178,311
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(30,095)	(26,629)
Total		$2,836,066	$2,151,682
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$37,463,727	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP Blended Mid Cap Managed Volatility Fund-19

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-20

LVIP Channing Small Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Channing Small Cap Value Fund

LVIP Channing Small Cap Value Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.50%
Aerospace & Defense–2.69%
Hexcel Corp.	31,717	$3,173,603
		3,173,603
Automobile Components–2.53%
†Dorman Products, Inc.	21,860	2,982,797
		2,982,797
Banks–13.71%
Ameris Bancorp	32,613	2,943,649
Glacier Bancorp, Inc.	45,523	2,348,076
Hancock Whitney Corp.	42,098	3,145,563
Independent Bank Corp.	31,753	2,658,361
Old National Bancorp	114,182	2,957,314
Renasant Corp.	49,985	2,126,362
		16,179,325
Building Products–2.10%
CSW Industrials, Inc.	8,913	2,480,488
		2,480,488
Capital Markets–6.91%
Affiliated Managers Group, Inc.	9,137	3,091,961
Artisan Partners Asset Management, Inc. Class A	61,834	2,135,127
Moelis & Co. Class A	44,670	2,922,311
		8,149,399
Chemicals–5.35%
Avient Corp.	78,366	2,896,408
†Axalta Coating Systems Ltd.	99,823	3,415,943
		6,312,351
Commercial Services & Supplies–4.84%
Brink's Co.	27,909	2,637,121
MSA Safety, Inc.	17,590	3,070,862
		5,707,983
Construction & Engineering–0.47%
†Centuri Holdings, Inc.	18,295	553,241
		553,241
Diversified Consumer Services–2.42%
OneSpaWorld Holdings Ltd.	101,312	2,861,051
		2,861,051
Electronic Equipment, Instruments & Components–10.23%
Belden, Inc.	25,372	3,042,357
Crane NXT Co.	66,564	3,405,414
Littelfuse, Inc.	6,119	2,786,164
†OSI Systems, Inc.	12,956	2,833,477
		12,067,412
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–2.13%
†Madison Square Garden Entertainment Corp.	31,099	$2,515,598
		2,515,598
Gas Utilities–2.41%
Southwest Gas Holdings, Inc.	32,030	2,840,420
		2,840,420
Hotels, Restaurants & Leisure–1.92%
Boyd Gaming Corp.	25,682	2,268,491
		2,268,491
Industrial REITs–2.35%
STAG Industrial, Inc.	72,925	2,775,526
		2,775,526
Insurance–2.47%
First American Financial Corp.	42,537	2,917,613
		2,917,613
Leisure Products–2.33%
Brunswick Corp.	32,636	2,749,257
		2,749,257
Machinery–10.32%
Atmus Filtration Technologies, Inc.	57,600	2,937,024
†Gates Industrial Corp. PLC	117,997	3,300,376
JBT Marel Corp.	16,387	2,376,115
Terex Corp.	8,031	581,364
Timken Co.	20,509	2,980,368
		12,175,247
Media–2.28%
Nexstar Media Group, Inc.	15,086	2,694,209
		2,694,209
Office REITs–2.71%
COPT Defense Properties	87,970	3,201,228
		3,201,228
Oil, Gas & Consumable Fuels–1.23%
California Resources Corp.	27,442	1,450,859
		1,450,859
Paper & Forest Products–2.30%
Louisiana-Pacific Corp.	34,437	2,708,814
		2,708,814
Professional Services–2.65%
†Parsons Corp.	59,809	3,133,394
		3,133,394
LVIP Channing Small Cap Value Fund-1

LVIP Channing Small Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–2.10%
†Cushman & Wakefield Ltd.	185,441	$2,483,055
		2,483,055
Specialty Retail–4.64%
†Asbury Automotive Group, Inc.	8,500	1,709,180
†Valvoline, Inc.	95,247	3,766,066
		5,475,246
Trading Companies & Distributors–5.41%
Herc Holdings, Inc.	21,029	3,014,297
McGrath RentCorp	27,863	3,372,259
		6,386,556
Total Common Stock (Cost $97,608,886)		116,243,163

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.89%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	2,224,247	$2,224,247
Total Money Market Fund (Cost $2,224,247)		2,224,247

TOTAL INVESTMENTS–100.39% (Cost $99,833,133)	118,467,410
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.39%)	(459,661)
NET ASSETS APPLICABLE TO 7,709,122 SHARES OUTSTANDING–100.00%	$118,007,749
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND STANDARD CLASS ($97,119,361 / 6,339,937 Shares)	$15.319
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND SERVICE CLASS ($20,888,388 / 1,369,185 Shares)	$15.256
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$70,158,809
Distributable earnings/(accumulated loss)	47,848,940
TOTAL NET ASSETS	$118,007,749

†Non-income producing.

★Includes $110 expense reimbursement receivable from Lincoln Financial Investments Corporation, $766,005 payable for securities purchased, $34,903 payable for fund shares redeemed, $3,994 other accrued expenses payable, $78,183 due to manager and affiliates,
$14,840 payable for audit fee and $6,339 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-2

LVIP Channing Small Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$958,274
EXPENSES:
Management fees	408,699
Distribution fees-Service Class	23,501
Professional fees	20,094
Accounting and administration expenses	18,932
Shareholder servicing fees	15,803
Reports and statements to shareholders	3,985
Consulting fees	1,913
Trustees’ fees and expenses	1,566
Custodian fees	1,450
Pricing fees	294
Other	3,707
499,944
Less:
Expenses reimbursed	(110)
Plus:
Recoupment of prior expenses reduced by the Advisor	2,678
Total operating expenses	502,512
NET INVESTMENT INCOME	455,762
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	19,811,774
Net change in unrealized appreciation (depreciation) of investments	(193,489)
NET REALIZED AND UNREALIZED GAIN	19,618,285
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,074,047
See accompanying notes, which are an integral part of the financial statements.

LVIP Channing Small Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$455,762	$903,493
Net realized gain	19,811,774	9,327,566
Net change in unrealized appreciation (depreciation)	(193,489)	(2,331,525)
Net increase in net assets resulting from operations	20,074,047	7,899,534
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,809,951)
Service Class	—	(585,050)
	—	(4,395,001)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,962,398	16,659,706
Service Class	8,819,748	6,978,895
Reinvestment of dividends and distributions:
Standard Class	—	3,809,951
Service Class	—	585,050
	17,782,146	28,033,602
Cost of shares redeemed:
Standard Class	(20,811,380)	(21,485,927)
Service Class	(6,922,269)	(5,434,873)
	(27,733,649)	(26,920,800)
Increase (decrease) in net assets derived from capital share transactions	(9,951,503)	1,112,802
NET INCREASE IN NET ASSETS	10,122,544	4,617,335
NET ASSETS:
Beginning of period	107,885,205	103,267,870
End of period	$118,007,749	$107,885,205
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-3

LVIP Channing Small Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Standard Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended			7/25/22[1] to 12/31/22
		12/31/25	12/31/24	12/31/23
Net asset value, beginning of period	$12.946	$12.508	$11.358	$9.534	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.063	0.111	0.051	0.065	0.038
Net realized and unrealized gain (loss)	2.310	0.872	1.186	1.833	(0.465)
Total from investment operations	2.373	0.983	1.237	1.898	(0.427)
Less dividends and distributions from:
Net investment income	—	(0.119)	(0.087)	(0.069)	(0.038)
Net realized gain	—	(0.426)	—	—	—
Return of capital	—	—	—	(0.005)	(0.001)
Total dividends and distributions	—	(0.545)	(0.087)	(0.074)	(0.039)
Net asset value, end of period	$15.319	$12.946	$12.508	$11.358	$9.534
Total return[4]	18.33%	7.94%	10.85%	19.94%	(4.28% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,119	$91,959	$90,148	$98,093	$85,969
Ratio of expenses to average net assets	0.88% [5]	0.88%	0.88% [5]	0.88%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.87%	0.88%	0.87%	0.88%	0.96%
Ratio of net investment income to average net assets	0.88% [5]	0.91%	0.42% [5]	0.63%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.89%	0.91%	0.43%	0.63%	0.78%
Portfolio turnover	42%	83%	51%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the six months ended June 30, 2026 and the year ended December 31, 2024, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-4

LVIP Channing Small Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Service Class
	Six Months Ended 6/30/26[2] (unaudited)	Year Ended			7/25/22[1] to 12/31/22
		12/31/25	12/31/24	12/31/23
Net asset value, beginning of period	$12.908	$12.477	$11.335	$9.530	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.045	0.081	0.022	0.039	0.026
Net realized and unrealized gain (loss)	2.303	0.866	1.181	1.831	(0.462)
Total from investment operations	2.348	0.947	1.203	1.870	(0.436)
Less dividends and distributions from:
Net investment income	—	(0.090)	(0.061)	(0.060)	(0.033)
Net realized gain	—	(0.426)	—	—	—
Return of capital	—	—	—	(0.005)	(0.001)
Total dividends and distributions	—	(0.516)	(0.061)	(0.065)	(0.034)
Net asset value, end of period	$15.256	$12.908	$12.477	$11.335	$9.530
Total return[4]	18.19%	7.67%	10.58%	19.65%	(4.37% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,888	$15,926	$13,120	$6,380	$295
Ratio of expenses to average net assets	1.12%	1.13%	1.12%	1.13%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.12%	1.13%	1.12%	1.13%	1.21%
Ratio of net investment income to average net assets	0.64%	0.66%	0.18%	0.38%	0.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.64%	0.66%	0.18%	0.38%	0.53%
Portfolio turnover	42%	83%	51%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-5

LVIP Channing Small Cap Value Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Channing Small Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Channing Small Cap Value Fund-6

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $6,380 for the six months ended June 30, 2026. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.88% of the Fund’s average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has recouped $2,678 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	Total
LFI	$707	$707
Channing Capital Management, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$4,296
Legal	714
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Channing Small Cap Value Fund-7

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $91 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$110
Management fees payable to LFI	71,183
Distribution fees payable to LFD	4,247
Shareholder servicing fees payable to Lincoln Life	2,753
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$45,716,521
Sales	55,314,683
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$99,833,133
Aggregate unrealized appreciation of investments	$20,461,173
Aggregate unrealized depreciation of investments	(1,826,895)
Net unrealized appreciation of investments	$18,634,278
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP Channing Small Cap Value Fund-8

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$116,243,163	$—	$—	$116,243,163
Money Market Fund	2,224,247	—	—	2,224,247
Total Investments	$118,467,410	$—	$—	$118,467,410
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	635,289	1,372,362
Service Class	617,456	583,180
Shares reinvested:
Standard Class	—	297,867
Service Class	—	45,961
	1,252,745	2,299,370
Shares redeemed:
Standard Class	(1,398,807)	(1,773,898)
Service Class	(482,063)	(446,881)
	(1,880,870)	(2,220,779)
Net increase (decrease)	(628,125)	78,591
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Channing Small Cap Value Fund-9

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Channing Small Cap Value Fund-10

LVIP ClearBridge Appreciation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP ClearBridge Appreciation Fund

LVIP ClearBridge Appreciation Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.10%
Aerospace & Defense–3.78%
†Boeing Co.	71,177	$15,407,685
†Honeywell Aerospace, Inc.	23,442	5,182,557
L3Harris Technologies, Inc.	23,550	6,843,395
RTX Corp.	75,944	14,408,855
		41,842,492
Automobiles–0.75%
†Tesla, Inc.	19,820	8,336,292
		8,336,292
Banks–4.30%
Bank of America Corp.	300,237	17,107,504
JPMorgan Chase & Co.	93,475	30,597,172
		47,704,676
Beverages–1.31%
Coca-Cola Co.	178,828	14,533,352
		14,533,352
Broadline Retail–4.01%
†Amazon.com, Inc.	186,515	44,453,985
		44,453,985
Capital Markets–0.98%
CME Group, Inc.	18,387	4,060,401
Intercontinental Exchange, Inc.	55,306	6,808,722
		10,869,123
Chemicals–3.37%
Ecolab, Inc.	29,593	8,244,906
Linde PLC	41,474	21,522,518
Sherwin-Williams Co.	21,967	7,563,677
		37,331,101
Commercial Services & Supplies–1.38%
Waste Management, Inc.	68,615	15,292,911
		15,292,911
Communications Equipment–1.92%
†Arista Networks, Inc.	73,208	12,436,575
Cisco Systems, Inc.	75,625	8,882,913
		21,319,488
Construction Materials–1.19%
Vulcan Materials Co.	44,672	13,178,687
		13,178,687
Consumer Staples Distribution & Retail–2.24%
†BJ's Wholesale Club Holdings, Inc.	61,706	5,381,998
Walmart, Inc.	171,274	19,398,493
		24,780,491
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.41%
International Paper Co.	119,249	$4,543,387
		4,543,387
Diversified Telecommunication Services–0.55%
†Space Exploration Technologies Corp. Class A	35,609	6,084,154
		6,084,154
Electric Utilities–1.32%
Entergy Corp.	127,737	14,671,872
		14,671,872
Electrical Equipment–2.61%
Eaton Corp. PLC	43,263	18,435,229
Emerson Electric Co.	73,593	10,534,838
		28,970,067
Entertainment–2.40%
†Netflix, Inc.	299,870	21,410,718
Walt Disney Co.	53,685	5,167,181
		26,577,899
Financial Services–3.09%
†Berkshire Hathaway, Inc. Class A	13	9,735,050
Visa, Inc. Class A	71,516	24,536,424
		34,271,474
Ground Transportation–0.67%
Union Pacific Corp.	27,107	7,373,104
		7,373,104
Health Care Equipment & Supplies–0.91%
Stryker Corp.	31,964	10,063,546
		10,063,546
Household Products–1.69%
Procter & Gamble Co.	127,338	18,672,844
		18,672,844
Industrial Conglomerates–0.47%
Honeywell International, Inc.	23,431	5,246,089
		5,246,089
Insurance–2.79%
Marsh & McLennan Cos., Inc.	60,608	10,101,535
Travelers Cos., Inc.	63,215	20,868,536
		30,970,071
Interactive Media & Services–8.89%
Alphabet, Inc. Class A	239,785	85,505,342
Meta Platforms, Inc. Class A	23,001	12,956,233
		98,461,575
LVIP ClearBridge Appreciation Fund-1

LVIP ClearBridge Appreciation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.55%
Thermo Fisher Scientific, Inc.	34,273	$17,183,111
		17,183,111
Multi-Utilities–0.69%
WEC Energy Group, Inc.	65,072	7,598,457
		7,598,457
Oil, Gas & Consumable Fuels–4.52%
Chevron Corp.	46,330	7,679,661
Diamondback Energy, Inc.	42,501	7,470,826
EQT Corp.	145,672	7,745,380
Exxon Mobil Corp.	129,635	17,723,697
Kinder Morgan, Inc.	297,623	9,515,007
		50,134,571
Pharmaceuticals–5.14%
Eli Lilly & Co.	26,288	31,530,616
Johnson & Johnson	100,072	25,415,286
		56,945,902
Professional Services–0.67%
Automatic Data Processing, Inc.	33,360	7,470,972
		7,470,972
Semiconductors & Semiconductor Equipment–19.43%
†Advanced Micro Devices, Inc.	37,379	21,713,835
ASM International NV Class NY NY REG SHARES	11,714	13,457,746
ASML Holding NV	13,866	27,585,575
Broadcom, Inc.	81,801	30,900,328
Micron Technology, Inc.	4,799	5,539,438
NVIDIA Corp.	473,006	94,643,770
Texas Instruments, Inc.	72,094	21,489,059
		215,329,751
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–4.66%
Microsoft Corp.	104,318	$38,912,700
†Palo Alto Networks, Inc.	37,475	12,779,725
		51,692,425
Specialized REITs–0.77%
American Tower Corp.	52,227	8,542,770
		8,542,770
Specialty Retail–1.95%
TJX Cos., Inc.	142,271	21,554,056
		21,554,056
Technology Hardware, Storage & Peripherals–6.87%
Apple, Inc.	263,130	76,139,297
		76,139,297
Trading Companies & Distributors–0.59%
Ferguson Enterprises, Inc.	27,447	6,513,997
		6,513,997
Wireless Telecommunication Services–0.23%
T-Mobile U.S., Inc.	15,144	2,540,103
		2,540,103
Total Common Stock (Cost $421,384,776)		1,087,194,092

MONEY MARKET FUND–1.29%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	14,251,070	14,251,070
Total Money Market Fund (Cost $14,251,070)		14,251,070

TOTAL INVESTMENTS–99.39% (Cost $435,635,846)	1,101,445,162
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	6,767,317
NET ASSETS APPLICABLE TO 17,455,718 SHARES OUTSTANDING–100.00%	$1,108,212,479
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE APPRECIATION FUND STANDARD CLASS ($764,097,818 / 11,995,002 Shares)	$63.701
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE APPRECIATION FUND SERVICE CLASS ($344,114,661 / 5,460,716 Shares)	$63.016
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$168,708,992
Distributable earnings/(accumulated loss)	939,503,487
TOTAL NET ASSETS	$1,108,212,479

LVIP ClearBridge Appreciation Fund-2

LVIP ClearBridge Appreciation Fund
Statement of Net Assets (continued)

†Non-income producing.

★Includes $67,389 expense reimbursement receivable from Lincoln Financial Investments Corporation, $747,971 payable for fund shares redeemed, $60,491 other accrued expenses payable, $717,571 due to manager and affiliates, $7,980 payable for audit fee and $39,016 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Appreciation Fund-3

LVIP ClearBridge Appreciation Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $37,333)	$6,080,444
Dividends from affiliated investments	32,632
Interest	205,391
6,318,467
EXPENSES:
Management fees	3,874,085
Distribution fees-Service Class	419,647
Accounting and administration expenses	63,364
Shareholder servicing fees	58,114
Professional fees	43,391
Reports and statements to shareholders	27,721
Trustees’ fees and expenses	25,028
Custodian fees	5,506
Consulting fees	2,025
Pricing fees	712
Other	28,055
4,547,648
Less:
Expenses reimbursed	(106,018)
Total operating expenses	4,441,630
NET INVESTMENT INCOME	1,876,837
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	109,665,256
Net change in unrealized appreciation (depreciation) of investments	(60,245,433)
NET REALIZED AND UNREALIZED GAIN	49,419,823
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,296,660
See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Appreciation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,876,837	$5,191,512
Net realized gain	109,665,256	190,785,157
Net change in unrealized appreciation (depreciation)	(60,245,433)	(37,761,955)
Net increase in net assets resulting from operations	51,296,660	158,214,714
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(17,921,467)	(128,106,339)
Service Class	(7,253,217)	(49,631,418)
	(25,174,684)	(177,737,757)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,062,244	29,758,969
Service Class	9,229,654	19,260,634
Reinvestment of dividends and distributions:
Standard Class	17,921,467	128,106,339
Service Class	7,253,217	49,631,418
	45,466,582	226,757,360
Cost of shares redeemed:
Standard Class	(134,365,924)	(120,162,095)
Service Class	(11,972,951)	(55,769,346)
	(146,338,875)	(175,931,441)
Increase (decrease) in net assets derived from capital share transactions	(100,872,293)	50,825,919
NET INCREASE (DECREASE) IN NET ASSETS	(74,750,317)	31,302,876
NET ASSETS:
Beginning of period	1,182,962,796	1,151,659,920
End of period	$1,108,212,479	$1,182,962,796
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Appreciation Fund-4

LVIP ClearBridge Appreciation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Appreciation Fund Standard Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25[1]	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$62.310	$63.91	$58.03	$50.29	$61.10	$51.55
Income (loss) from investment operations:
Net investment income[3]	0.125	0.35	0.46	0.54	0.56	0.42
Net realized and unrealized gain (loss)	2.610	8.92	12.88	9.30	(8.17)	11.72
Total from investment operations	2.735	9.27	13.34	9.84	(7.61)	12.14
Less dividends and distributions from:
Net investment income	(0.009)	(0.37)	(0.51)	(0.54)	(0.58)	(0.37)
Net realized gain	(1.335)	(10.50)	(6.95)	(1.56)	(2.62)	(2.22)
Total dividends and distributions	(1.344)	(10.87)	(7.46)	(2.10)	(3.20)	(2.59)
Net asset value, end of period	$63.701	$62.31	$63.91	$58.03	$50.29	$61.10
Total return[4]	4.49%	14.50%	22.65%	19.71%	(12.44% )	23.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$764,098	$851 [5]	$828 [5]	$752 [5]	$679 [5]	$829 [5]
Ratio of expenses to average net assets	0.70%	0.70% [6,7]	0.70% [6,7]	0.72% [6,7]	0.72% [6,7]	0.72% [6,7]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.70%	0.70%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets	0.40%	0.52%	0.71%	0.99%	1.04%	0.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.38%	—	—	—	—	—
Portfolio turnover	17%	30%	17%	10%	9%	12%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the ClearBridge Variable Appreciation Portfolio, a former portfolio of Legg Mason
Partners Variable Equity Trust, as the result of a reorganization on April 24, 2026. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Amounts are presented in millions.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. In addition, the manager agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Appreciation Fund-5

LVIP ClearBridge Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Appreciation Fund Service Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25[1]	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$61.730	$63.41	$57.63	$49.97	$60.72	$51.26
Income (loss) from investment operations:
Net investment income[3]	0.047	0.18	0.30	0.40	0.39	0.27
Net realized and unrealized gain (loss)	2.583	8.83	12.78	9.22	(8.08)	11.64
Total from investment operations	2.630	9.01	13.08	9.62	(7.69)	11.91
Less dividends and distributions from:
Net investment income	(0.009)	(0.19)	(0.35)	(0.40)	(0.44)	(0.23)
Net realized gain	(1.335)	(10.50)	(6.95)	(1.56)	(2.62)	(2.22)
Total dividends and distributions	(1.344)	(10.69)	(7.30)	(1.96)	(3.06)	(2.45)
Net asset value, end of period	$63.016	$61.73	$63.41	$57.63	$49.97	$60.72
Total return[4]	4.36%	14.19%	22.37%	19.39%	(12.64% )	23.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$344,114	$332 [5]	$323 [5]	$265 [5]	$221 [5]	$256 [5]
Ratio of expenses to average net assets	0.95%	0.95% [6,7]	0.95% [6,7]	0.97% [6,7]	0.97% [6,7]	0.97% [6,7]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.95%	0.95%	0.97%	0.97%	0.97%
Ratio of net investment income to average net assets	0.15%	0.27%	0.46%	0.74%	0.73%	0.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.13%	—	—	—	—	—
Portfolio turnover	17%	30%	17%	10%	9%	12%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the ClearBridge Variable Appreciation Portfolio, a former portfolio of Legg Mason
Partners Variable Equity Trust, as the result of a reorganization on April 24, 2026. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Amounts are presented in millions.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.05%. In addition, the manager agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Appreciation Fund-6

LVIP ClearBridge Appreciation Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Appreciation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the ClearBridge Variable Appreciation Portfolio, a former portfolio of Legg Mason Partners Variable Equity Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 24, 2026. The Fund was established as a shell fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term appreciation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP ClearBridge Appreciation Fund-7

LVIP ClearBridge Appreciation Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   Effective April 24, 2026, For its services, LFI receives a management fee at an annual rate of 0.75% of the first $250 million of the Fund’s average daily net assets; 0.70% of the next $250 million; 0.65% of the next $500 million; 0.60% of the next $1 billion; 0.55% of the next $1 billion; and 0.50% of the Fund’s average daily net assets in excess of $3 billion.   The management fee is calculated daily and paid monthly.   Prior to April 24, 2026, management fees were paid by the Predecessor Fund to Franklin Templeton Fund Adviser, LLC ("FTFA"), in the amount of $2,387,556.
Effective April 24, 2026, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.70% of the Fund’s average daily net assets for the Standard Class and 0.95% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2028, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   Prior to April 24, 2026, FTFA had contractually agreed to waive the Predecessor Fund's management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”) which was not subject to recapture. The amount of affiliated money market fund fees waived for the period ended April 23, 2026 was $3,292.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
LVIP ClearBridge Appreciation Fund-8

LVIP ClearBridge Appreciation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
ClearBridge Investments, LLC (“ClearBridge”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Effective April 24, 2026, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$14,484
Legal	2,464
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,995 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
For the period ending April 23, 2026, transfer agent fees in the amount of $216 were paid by the Predecessor Fund to Franklin Templeton Investor Services, LLC.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$67,389
Management fees payable to LFI	616,534
Distribution fees payable to LFD	70,719
Printing and mailing fees payable to Lincoln Life	3,995
Shareholder servicing fees payable to Lincoln Life	26,323
Prior to April 24, 2026, the Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Predecessor Fund's cash on deposit with the bank. Cash on deposit with the bank for the period ending April 23, 2026 earned interest in the amount of $205,391 and is included as interest income on the Statement of Operations.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Prior to April 24, 2026, the Predecessor Fund invested in a Money Market Fund which was considered to be an affiliate.
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
SHORT-TERM INVESTMENT-0.00%@
Equity Fund-0.00%@
×Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,025,487	$38,906,920	$47,932,407	$—	$—	$—	—	$32,632	$—

@ As a percentage of Net Assets as of June 30, 2026.
× Issuer is no longer an investment of the Fund at June 30, 2026.
LVIP ClearBridge Appreciation Fund-9

LVIP ClearBridge Appreciation Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$197,858,374
Sales	328,817,915
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$435,635,846
Aggregate unrealized appreciation of investments	$669,379,451
Aggregate unrealized depreciation of investments	(3,570,135)
Net unrealized appreciation of investments	$665,809,316
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,087,194,092	$—	$—	$1,087,194,092
Money Market Fund	14,251,070	—	—	14,251,070
Total Investments	$1,101,445,162	$—	$—	$1,101,445,162
There were no Level 3 investments at the beginning or end of the period.
LVIP ClearBridge Appreciation Fund-10

LVIP ClearBridge Appreciation Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	173,766	455,885
Service Class	148,513	296,961
Shares reinvested:
Standard Class	294,471	2,042,584
Service Class	120,405	798,505
	737,155	3,593,935
Shares redeemed:
Standard Class	(2,125,862)	(1,807,924)
Service Class	(191,783)	(809,508)
	(2,317,645)	(2,617,432)
Net increase	(1,580,490)	976,503
5. Line of Credit
Prior to April 24, 2026, the Predecessor Fund was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). Under the terms of the Global Credit Facility, the Predecessor Fund, in addition to interest charged on any borrowings made by the Predecessor Fund and other costs incurred by the Predecessor Fund, was obligated to pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees which amounted to $3,737 are reflected in the Statement of Operations. The Predecessor Fund did not utilize the Global Credit Facility during the period ended April 23, 2026.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP ClearBridge Appreciation Fund-11

LVIP ClearBridge Appreciation Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Appreciation Fund-12

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.25%
Aerospace & Defense–3.59%
†Boeing Co.	12,708	$2,750,901
General Dynamics Corp.	3,472	1,229,921
General Electric Co.	8,951	3,345,257
†Honeywell Aerospace, Inc.	4,202	928,978
L3Harris Technologies, Inc.	5,530	1,606,963
Lockheed Martin Corp.	2,091	1,065,281
RTX Corp.	20,146	3,822,301
		14,749,602
Air Freight & Logistics–0.51%
FedEx Corp.	6,755	2,115,193
		2,115,193
Automobiles–1.65%
Ford Motor Co.	84,162	1,169,852
General Motors Co.	19,068	1,469,761
†Tesla, Inc.	9,825	4,132,395
		6,772,008
Banks–3.63%
Bank of America Corp.	86,989	4,956,633
Citigroup, Inc.	15,666	2,192,614
JPMorgan Chase & Co.	23,785	7,785,544
		14,934,791
Beverages–0.63%
Coca-Cola Co.	31,963	2,597,633
		2,597,633
Biotechnology–2.03%
AbbVie, Inc.	1,758	442,383
Amgen, Inc.	4,265	1,544,442
Gilead Sciences, Inc.	11,362	1,435,475
†Natera, Inc.	9,721	2,638,766
Regeneron Pharmaceuticals, Inc.	3,643	2,271,556
		8,332,622
Broadline Retail–3.33%
†Amazon.com, Inc.	57,339	13,666,177
		13,666,177
Capital Markets–1.79%
Bank of New York Mellon Corp.	5,755	832,231
CME Group, Inc.	3,514	775,997
Goldman Sachs Group, Inc.	2,128	2,152,195
Intercontinental Exchange, Inc.	9,913	1,220,389
Morgan Stanley	5,994	1,252,986
State Street Corp.	6,683	1,133,437
		7,367,235
Chemicals–1.90%
CF Industries Holdings, Inc.	10,617	1,149,396
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Ecolab, Inc.	5,319	$1,481,927
Linde PLC	7,389	3,834,448
Sherwin-Williams Co.	3,903	1,343,881
		7,809,652
Commercial Services & Supplies–1.21%
Veralto Corp.	25,183	2,233,228
Waste Management, Inc.	12,269	2,734,515
		4,967,743
Communications Equipment–1.45%
†Arista Networks, Inc.	12,991	2,206,911
Cisco Systems, Inc.	32,022	3,761,304
		5,968,215
Construction Materials–0.57%
Vulcan Materials Co.	7,988	2,356,540
		2,356,540
Consumer Staples Distribution & Retail–2.14%
Albertsons Cos., Inc. Class A	44,617	603,668
†BJ's Wholesale Club Holdings, Inc.	11,022	961,339
Costco Wholesale Corp.	317	296,544
Dollar General Corp.	2,888	332,438
†Dollar Tree, Inc.	5,366	649,018
Kroger Co.	17,011	944,621
Walmart, Inc.	44,060	4,990,235
		8,777,863
Containers & Packaging–0.20%
International Paper Co.	21,228	808,787
		808,787
Diversified Telecommunication Services–1.01%
AT&T, Inc.	28,784	595,829
Comcast Corp. Class A	44,740	1,098,367
†Space Exploration Technologies Corp. Class A	6,446	1,101,363
Verizon Communications, Inc.	31,562	1,336,335
		4,131,894
Electric Utilities–1.14%
Duke Energy Corp.	1,840	232,907
Edison International	9,060	674,517
Entergy Corp.	22,567	2,592,046
NRG Energy, Inc.	6,144	897,393
PG&E Corp.	16,416	276,117
		4,672,980
Electrical Equipment–1.26%
Eaton Corp. PLC	7,711	3,285,811
Emerson Electric Co.	13,194	1,888,721
		5,174,532
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–1.19%
†Netflix, Inc.	55,561	$3,967,055
Walt Disney Co.	9,572	921,305
		4,888,360
Financial Services–3.20%
†Berkshire Hathaway, Inc. Class A	3,294	3,144,984
Mastercard, Inc. Class A	3,816	1,959,898
MGIC Investment Corp.	34,087	961,253
Visa, Inc. Class A	20,606	7,069,712
		13,135,847
Food Products–0.29%
Archer-Daniels-Midland Co.	15,736	1,202,230
		1,202,230
Ground Transportation–0.83%
Ryder System, Inc.	4,432	1,169,029
†Uber Technologies, Inc.	12,969	935,843
Union Pacific Corp.	4,824	1,312,128
		3,417,000
Health Care Equipment & Supplies–1.13%
†IDEXX Laboratories, Inc.	1,390	731,752
†Insulet Corp.	14,108	2,147,943
Stryker Corp.	5,634	1,773,808
		4,653,503
Health Care Providers & Services–1.22%
Cardinal Health, Inc.	6,278	1,491,402
†Centene Corp.	22,540	1,446,842
HCA Healthcare, Inc.	2,436	949,772
McKesson Corp.	1,496	1,130,378
		5,018,394
Hotels, Restaurants & Leisure–1.22%
†Airbnb, Inc. Class A	15,787	2,259,120
Booking Holdings, Inc.	7,621	1,358,367
†Viking Holdings Ltd.	13,390	1,401,531
		5,019,018
Household Products–1.39%
Colgate-Palmolive Co.	9,829	901,123
Procter & Gamble Co.	32,937	4,829,881
		5,731,004
Industrial Conglomerates–0.23%
Honeywell International, Inc.	4,175	934,782
		934,782
Insurance–2.11%
American Financial Group, Inc.	15,443	2,161,093
American International Group, Inc.	12,867	958,978
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	10,850	$1,808,369
Travelers Cos., Inc.	11,282	3,724,414
		8,652,854
Interactive Media & Services–8.59%
Alphabet, Inc. Class A	77,706	27,673,605
Match Group, Inc.	27,577	1,049,305
Meta Platforms, Inc. Class A	11,680	6,579,227
		35,302,137
IT Services–0.39%
†Cloudflare, Inc. Class A	6,585	1,615,169
		1,615,169
Life Sciences Tools & Services–0.75%
Thermo Fisher Scientific, Inc.	6,107	3,061,806
		3,061,806
Machinery–0.71%
Caterpillar, Inc.	2,759	2,938,059
		2,938,059
Metals & Mining–0.54%
Anglogold Ashanti PLC	10,717	866,898
Newmont Corp.	14,652	1,368,497
		2,235,395
Multi-Utilities–0.33%
WEC Energy Group, Inc.	11,648	1,360,137
		1,360,137
Oil, Gas & Consumable Fuels–3.39%
APA Corp.	42,736	1,391,912
Chevron Corp.	9,297	1,541,071
Devon Energy Corp.	28,673	1,184,768
Diamondback Energy, Inc.	7,629	1,341,026
EQT Corp.	25,788	1,371,148
Exxon Mobil Corp.	30,835	4,215,761
Kinder Morgan, Inc.	53,821	1,720,657
Valero Energy Corp.	4,402	1,146,457
		13,912,800
Passenger Airlines–0.12%
†United Airlines Holdings, Inc.	3,580	486,844
		486,844
Pharmaceuticals–3.69%
Bristol-Myers Squibb Co.	23,444	1,350,843
Eli Lilly & Co.	5,862	7,031,059
Johnson & Johnson	26,689	6,778,205
		15,160,107
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.32%
Automatic Data Processing, Inc.	5,960	$1,334,742
		1,334,742
Semiconductors & Semiconductor Equipment–18.52%
†Advanced Micro Devices, Inc.	8,660	5,030,681
Applied Materials, Inc.	4,756	3,438,588
ASM International NV Class NY NY REG SHARES	2,107	2,420,648
ASML Holding NV	2,500	4,973,600
Broadcom, Inc.	25,971	9,810,545
†Cirrus Logic, Inc.	1,795	266,611
†Intel Corp.	4,507	629,312
KLA Corp.	5,256	1,585,788
Lam Research Corp.	9,027	3,911,670
Micron Technology, Inc.	5,614	6,480,184
NVIDIA Corp.	160,090	32,032,408
QUALCOMM, Inc.	9,184	1,697,111
Texas Instruments, Inc.	12,878	3,838,546
		76,115,692
Software–5.93%
†Adobe, Inc.	4,532	929,151
†AppLovin Corp. Class A	2,366	1,219,034
†Docusign, Inc.	18,952	841,848
†Fortinet, Inc.	13,884	2,132,860
Intuit, Inc.	2,173	567,153
Microsoft Corp.	40,763	15,205,414
†Palantir Technologies, Inc. Class A	4,914	573,316
†Palo Alto Networks, Inc.	6,716	2,290,290
Pegasystems, Inc.	4,670	139,960
†Zoom Communications, Inc. Class A	5,495	474,274
		24,373,300
Specialized REITs–0.61%
American Tower Corp.	9,315	1,523,654
VICI Properties, Inc.	36,929	980,465
		2,504,119
Specialty Retail–2.27%
Bath & Body Works, Inc.	49,237	1,138,852
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Best Buy Co., Inc.	13,035	$989,096
Home Depot, Inc.	554	195,385
Lowe's Cos., Inc.	5,075	1,118,987
TJX Cos., Inc.	34,747	5,264,170
†Ulta Beauty, Inc.	1,378	621,450
		9,327,940
Technology Hardware, Storage & Peripherals–7.25%
Apple, Inc.	95,565	27,652,689
Western Digital Corp.	3,321	2,121,189
		29,773,878
Textiles, Apparel & Luxury Goods–0.53%
†Crocs, Inc.	6,785	818,543
Tapestry, Inc.	9,219	1,349,477
		2,168,020
Tobacco–0.37%
Altria Group, Inc.	20,887	1,502,820
		1,502,820
Trading Companies & Distributors–0.98%
Fastenal Co.	18,655	896,000
Ferguson Enterprises, Inc.	8,515	2,020,865
WW Grainger, Inc.	824	1,120,969
		4,037,834
Wireless Telecommunication Services–0.11%
T-Mobile U.S., Inc.	2,690	451,194
		451,194
Total Common Stock (Cost $208,095,095)		395,518,452

MONEY MARKET FUND–3.35%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	13,789,781	13,789,781
Total Money Market Fund (Cost $13,789,781)		13,789,781

TOTAL INVESTMENTS–99.60% (Cost $221,884,876)	409,308,233
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	1,636,304
NET ASSETS APPLICABLE TO 22,355,372 SHARES OUTSTANDING–100.00%	$410,944,537
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND STANDARD CLASS ($4,575,788 / 247,651 Shares)	$18.477
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND SERVICE CLASS ($406,368,749 / 22,107,721 Shares)	$18.381
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$154,011,253
Distributable earnings/(accumulated loss)	256,933,284
TOTAL NET ASSETS	$410,944,537

†Non-income producing.

★Includes $903,612 cash collateral held at broker for futures contracts, $16,018 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $118,187 variation margin due from broker on futures contracts, $352,322 payable for fund shares redeemed,
$8,843 other accrued expenses payable, $334,333 due to manager and affiliates, $16,426 payable for audit fee and $18,925 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
6	CME E-mini Russell 2000 Index Futures	$913,680	$857,670	9/18/26	$56,010	$—
29	CME E-mini S&P 500 Index Futures	10,944,963	10,665,502	9/18/26	279,461	—
2	CME E-mini S&P MidCap 400 Index Futures	777,000	741,803	9/18/26	35,197	—
Total Futures Contracts					$370,668	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $3,236)	$2,666,364
EXPENSES:
Management fees	1,331,073
Distribution fees-Service Class	720,311
Shareholder servicing fees	60,314
Accounting and administration expenses	56,894
Professional fees	24,808
Reports and statements to shareholders	7,499
Custodian fees	7,453
Trustees’ fees and expenses	6,122
Consulting fees	5,731
Pricing fees	1,284
Other	6,943
2,228,432
Less:
Management fees waived	(72,793)
Expenses reimbursed	(93,856)
Total operating expenses	2,061,783
NET INVESTMENT INCOME	604,581
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	33,455,349
Futures contracts	770,253
Net realized gain	34,225,602
Net change in unrealized appreciation (depreciation) of:
Investments	(5,512,795)
Futures contracts	428,335
Net change in unrealized appreciation (depreciation)	(5,084,460)
NET REALIZED AND UNREALIZED GAIN	29,141,142
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,745,723
See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$604,581	$1,616,534
Net realized gain	34,225,602	33,622,303
Net change in unrealized appreciation (depreciation)	(5,084,460)	9,095,898
Net increase in net assets resulting from operations	29,745,723	44,334,735
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(523,890)
Service Class	—	(53,047,294)
	—	(53,571,184)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	741,268	1,216,277
Service Class	8,084,507	15,979,183
Reinvestment of dividends and distributions:
Standard Class	—	523,890
Service Class	—	53,047,294
	8,825,775	70,766,644
Cost of shares redeemed:
Standard Class	(801,468)	(1,115,454)
Service Class	(57,384,825)	(104,934,160)
	(58,186,293)	(106,049,614)
Decrease in net assets derived from capital share transactions	(49,360,518)	(35,282,970)
NET DECREASE IN NET ASSETS	(19,614,795)	(44,519,419)
NET ASSETS:
Beginning of period	430,559,332	475,078,751
End of period	$410,944,537	$430,559,332
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.183	$17.656	$15.289	$13.263	$18.018	$14.930
Income (loss) from investment operations:
Net investment income[2]	0.056	0.124	0.141	0.149	0.131	0.083
Net realized and unrealized gain (loss)	1.238	1.720	3.241	2.769	(3.297)	3.208
Total from investment operations	1.294	1.844	3.382	2.918	(3.166)	3.291
Less dividends and distributions from:
Net investment income	—	(0.125)	(0.151)	(0.156)	(0.129)	(0.095)
Net realized gain	—	(2.192)	(0.864)	(0.736)	(1.460)	(0.108)
Total dividends and distributions	—	(2.317)	(1.015)	(0.892)	(1.589)	(0.203)
Net asset value, end of period	$18.477	$17.183	$17.656	$15.289	$13.263	$18.018
Total return[3]	7.53%	10.81%	22.29%	22.54%	(17.45% )[4]	22.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,576	$4,316	$3,738	$1,829	$1,635	$2,063
Ratio of expenses to average net assets	0.65%	0.65%	0.66%	0.68%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.72%	0.73%	0.73%	0.72%
Ratio of net investment income to average net assets	0.63%	0.72%	0.81%	1.04%	0.85%	0.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.55%	0.64%	0.75%	0.99%	0.80%	0.45%
Portfolio turnover	23%	37%	49%	14%	22%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	In 2022, 0.21% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.66)%.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-6

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.124	$17.607	$15.249	$13.233	$17.980	$14.900
Income (loss) from investment operations:
Net investment income[2]	0.025	0.063	0.079	0.098	0.078	0.024
Net realized and unrealized gain (loss)	1.232	1.709	3.230	2.758	(3.288)	3.197
Total from investment operations	1.257	1.772	3.309	2.856	(3.210)	3.221
Less dividends and distributions from:
Net investment income	—	(0.063)	(0.087)	(0.104)	(0.077)	(0.033)
Net realized gain	—	(2.192)	(0.864)	(0.736)	(1.460)	(0.108)
Total dividends and distributions	—	(2.255)	(0.951)	(0.840)	(1.537)	(0.141)
Net asset value, end of period	$18.381	$17.124	$17.607	$15.249	$13.233	$17.980
Total return[3]	7.34%	10.42%	21.86%	22.11%	(17.74% )[4]	21.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$406,369	$426,243	$471,340	$486,284	$472,348	$621,683
Ratio of expenses to average net assets	1.00%	1.00%	1.01%	1.03%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.08%	1.07%	1.08%	1.08%	1.07%
Ratio of net investment income to average net assets	0.28%	0.37%	0.46%	0.69%	0.50%	0.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.20%	0.29%	0.40%	0.64%	0.45%	0.10%
Portfolio turnover	23%	37%	49%	14%	22%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	In 2022, 0.22% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.96)%.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-7

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-8

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $378 for the six months ended June 30, 2026. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.035% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.645% of the Fund’s average daily net assets for the Standard Class and 0.995% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$216,077	$191,981	$186,333	$594,391
ClearBridge Investments, LLC ("ClearBridge") and Franklin Advisers, Inc (“FAV”) are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays ClearBridge and FAV a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-9

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$16,646
Legal	2,769
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,331 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$16,018
Management fees payable to LFI	206,366
Distribution fees payable to LFD	118,075
Shareholder servicing fees payable to Lincoln Life	9,892
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$93,466,728
Sales	138,641,956
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$221,884,876
Aggregate unrealized appreciation of investments and derivatives	$191,589,098
Aggregate unrealized depreciation of investments and derivatives	(3,795,073)
Net unrealized appreciation of investments and derivatives	$187,794,025
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-10

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$395,518,452	$—	$—	$395,518,452
Money Market Fund	13,789,781	—	—	13,789,781
Total Investments	$409,308,233	$—	$—	$409,308,233
Derivatives:

Assets:
Futures Contracts	$370,668	$—	$—	$370,668
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	43,264	71,885
Service Class	458,853	943,598
Shares reinvested:
Standard Class	—	31,119
Service Class	—	3,172,779
	502,117	4,219,381
Shares redeemed:
Standard Class	(46,771)	(63,586)
Service Class	(3,242,750)	(5,994,456)
	(3,289,521)	(6,058,042)
Net decrease	(2,787,404)	(1,838,661)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-11

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$370,668	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$770,253	$428,335
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$13,505,095	$—
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-12

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-13

LVIP ClearBridge Dividend Strategy Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP ClearBridge Dividend Strategy Fund

LVIP ClearBridge Dividend Strategy Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.91%
Aerospace & Defense–1.57%
†Honeywell Aerospace, Inc.	12,400	$2,741,392
RTX Corp.	23,259	4,412,930
		7,154,322
Banks–4.06%
JPMorgan Chase & Co.	33,964	11,117,436
PNC Financial Services Group, Inc.	30,243	7,446,432
		18,563,868
Beverages–1.93%
Coca-Cola Co.	108,768	8,839,575
		8,839,575
Capital Markets–1.82%
Blackstone, Inc.	70,700	8,319,269
		8,319,269
Chemicals–4.32%
Air Products & Chemicals, Inc.	42,635	12,499,729
Linde PLC	13,929	7,228,315
		19,728,044
Commercial Services & Supplies–1.53%
Waste Management, Inc.	31,356	6,988,625
		6,988,625
Construction Materials–1.66%
Vulcan Materials Co.	25,788	7,607,718
		7,607,718
Consumer Finance–1.32%
Capital One Financial Corp.	29,969	6,012,381
		6,012,381
Diversified Telecommunication Services–2.19%
Comcast Corp. Class A	408,469	10,027,914
		10,027,914
Electric Utilities–0.94%
PG&E Corp.	256,200	4,309,284
		4,309,284
Electronic Equipment, Instruments & Components–1.27%
TE Connectivity PLC	28,705	5,787,215
		5,787,215
Entertainment–0.65%
Walt Disney Co.	30,795	2,964,019
		2,964,019
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–4.46%
Apollo Global Management, Inc.	103,999	$12,304,122
Visa, Inc. Class A	23,627	8,106,187
		20,410,309
Food Products–2.84%
Nestle SA ADR	126,361	12,976,011
		12,976,011
Ground Transportation–3.72%
Old Dominion Freight Line, Inc.	28,600	6,194,760
Union Pacific Corp.	39,717	10,803,024
		16,997,784
Health Care Equipment & Supplies–2.00%
Becton Dickinson & Co.	60,395	9,139,575
		9,139,575
Health Care Providers & Services–2.25%
CVS Health Corp.	99,443	10,287,378
		10,287,378
Household Products–0.57%
Procter & Gamble Co.	17,654	2,588,783
		2,588,783
Industrial Conglomerates–0.61%
Honeywell International, Inc.	12,400	2,776,360
		2,776,360
Insurance–6.33%
Marsh & McLennan Cos., Inc.	70,000	11,666,900
MetLife, Inc.	103,937	8,794,110
Travelers Cos., Inc.	25,710	8,487,385
		28,948,395
Interactive Media & Services–5.05%
Alphabet, Inc. Class A	44,195	15,793,967
Meta Platforms, Inc. Class A	12,915	7,274,890
		23,068,857
Machinery–2.44%
Otis Worldwide Corp.	156,100	11,176,760
		11,176,760
Multi-Utilities–1.84%
Sempra	90,535	8,393,500
		8,393,500
Oil, Gas & Consumable Fuels–8.47%
Exxon Mobil Corp.	133,473	18,248,429
Williams Cos., Inc.	275,627	20,490,111
		38,738,540
LVIP ClearBridge Dividend Strategy Fund-1

LVIP ClearBridge Dividend Strategy Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–2.58%
Unilever PLC	196,717	$11,816,313
		11,816,313
Pharmaceuticals–7.15%
AstraZeneca PLC	31,618	5,903,213
Haleon PLC	2,260,534	10,416,870
Johnson & Johnson	34,935	8,872,442
Roche Holding AG ADR	146,100	7,502,235
		32,694,760
Professional Services–1.97%
Automatic Data Processing, Inc.	40,200	9,002,790
		9,002,790
Semiconductors & Semiconductor Equipment–9.25%
Broadcom, Inc.	28,438	10,742,455
NVIDIA Corp.	68,100	13,626,129
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,300	7,784,391
Texas Instruments, Inc.	33,949	10,119,178
		42,272,153
Software–3.05%
Microsoft Corp.	37,384	13,944,980
		13,944,980
Specialized REITs–4.63%
American Tower Corp.	58,921	9,637,708
Public Storage	36,278	11,547,650
		21,185,358
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–3.01%
Home Depot, Inc.	17,523	$6,180,012
Industria de Diseno Textil SA ADR	479,706	7,564,963
		13,744,975
Technology Hardware, Storage & Peripherals–1.83%
Apple, Inc.	28,956	8,378,708
		8,378,708
Wireless Telecommunication Services–1.60%
T-Mobile U.S., Inc.	43,742	7,336,846
		7,336,846
Total Common Stock (Cost $278,335,858)		452,181,369

MONEY MARKET FUND–1.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	6,341,526	6,341,526
Total Money Market Fund (Cost $6,341,526)		6,341,526

TOTAL INVESTMENTS–100.30% (Cost $284,677,384)	458,522,895
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.30%)	(1,352,307)
NET ASSETS APPLICABLE TO 21,906,686 SHARES OUTSTANDING–100.00%	$457,170,588
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE DIVIDEND STRATEGY FUND STANDARD CLASS ($115,247,769 / 5,554,023 Shares)	$20.750
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE DIVIDEND STRATEGY FUND SERVICE CLASS ($341,922,819 / 16,352,663 Shares)	$20.909
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$237,434,796
Distributable earnings/(accumulated loss)	219,735,792
TOTAL NET ASSETS	$457,170,588

†Non-income producing.

★Includes $22,387 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,342,199 payable for securities purchased, $363,526 payable for fund shares redeemed, $35,847 other accrued expenses payable, $346,793 due to manager and affiliates,
$8,021 payable for audit fee and $30,949 payable for fund accounting fee as of June 30, 2026.

LVIP ClearBridge Dividend Strategy Fund-2

LVIP ClearBridge Dividend Strategy Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Dividend Strategy Fund-3

LVIP ClearBridge Dividend Strategy Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $175,035)	$5,203,800
Dividends from affiliated investments	3,148
Interest	51,292
5,258,240
EXPENSES:
Management fees	1,603,398
Distribution fees-Service Class	426,379
Accounting and administration expenses	43,435
Professional fees	25,178
Shareholder servicing fees	23,764
Reports and statements to shareholders	15,430
Trustees’ fees and expenses	14,246
Custodian fees	2,474
Index fees	960
Consulting fees	811
Pricing fees	712
Other	14,918
2,171,705
Less:
Expenses reimbursed	(139,681)
Total operating expenses	2,032,024
NET INVESTMENT INCOME	3,226,216
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	44,493,236
Foreign currencies	(4,282)
Net realized gain	44,488,954
Net change in unrealized appreciation (depreciation) of:
Investments	(19,528,522)
Foreign currencies	(2)
Net change in unrealized appreciation (depreciation)	(19,528,524)
NET REALIZED AND UNREALIZED GAIN	24,960,430
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,186,646
See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Dividend Strategy Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,226,216	$6,242,453
Net realized gain	44,488,954	65,222,023
Net change in unrealized appreciation (depreciation)	(19,528,524)	(18,523,406)
Net increase in net assets resulting from operations	28,186,646	52,941,070
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(4,380,241)	(17,989,003)
Service Class	(12,333,591)	(51,822,345)
	(16,713,832)	(69,811,348)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	(2,727,487)	12,431,550
Service Class	16,049,170	10,550,503
Reinvestment of dividends and distributions:
Standard Class	4,380,241	17,989,003
Service Class	12,333,591	51,822,345
	30,035,515	92,793,401
Cost of shares redeemed:
Standard Class	(16,212,509)	(25,372,937)
Service Class	(24,511,299)	(42,186,528)
	(40,723,808)	(67,559,465)
Increase (decrease) in net assets derived from capital share transactions	(10,688,293)	25,233,936
NET INCREASE IN NET ASSETS	784,521	8,363,658
NET ASSETS:
Beginning of period	456,386,067	448,022,409
End of period	$457,170,588	$456,386,067
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Dividend Strategy Fund-4

LVIP ClearBridge Dividend Strategy Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Dividend Strategy Fund Standard Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25[1]	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$20.250	$21.20	$20.44	$21.18	$25.62	$22.10
Income (loss) from investment operations:
Net investment income[3]	0.159	0.33	0.32	0.38	0.44	0.30
Net realized and unrealized gain (loss)	1.106	2.27	3.17	2.44	(2.54)	5.57
Total from investment operations	1.265	2.60	3.49	2.82	(2.10)	5.87
Less dividends and distributions from:
Net investment income	—	(0.48)	(0.29)	(0.46)	(0.33)	(0.39)
Net realized gain	(0.765)	(3.07)	(2.44)	(3.10)	(2.01)	(1.96)
Total dividends and distributions	(0.765)	(3.55)	(2.73)	(3.56)	(2.34)	(2.35)
Net asset value, end of period	$20.750	$20.25	$21.20	$20.44	$21.18	$25.62
Total return[4]	6.38%	12.62%	16.85%	14.20%	(8.10% )	26.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,248	$116 [5]	$116 [5]	$110 [5]	$107 [5]	$122 [5]
Ratio of expenses to average net assets	0.75%	0.75% [6,7]	0.75% [6,7]	0.75% [6,7]	0.74% [6,7]	0.75% [6]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.75%	0.75%	0.75%	0.74%	0.75%
Ratio of net investment income to average net assets	1.55%	1.50%	1.46%	1.78%	1.89%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.54%	—	—	—	—	—
Portfolio turnover	4%	27%	20%	16%	15%	10%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the ClearBridge Variable Dividend Strategy Portfolio, a former portfolio of Legg Mason
Partners Variable Equity Trust, as the result of a reorganization on April 24, 2026. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Amounts are presented in millions.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. In addition, the manager agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Dividend Strategy Fund-5

LVIP ClearBridge Dividend Strategy Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Dividend Strategy Fund Service Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25[1]	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$20.420	$21.33	$20.55	$21.28	$25.72	$22.18
Income (loss) from investment operations:
Net investment income[3]	0.141	0.30	0.29	0.35	0.40	0.26
Net realized and unrealized gain (loss)	1.113	2.29	3.19	2.45	(2.54)	5.59
Total from investment operations	1.254	2.59	3.48	2.80	(2.14)	5.85
Less dividends and distributions from:
Net investment income	—	(0.43)	(0.26)	(0.43)	(0.29)	(0.35)
Net realized gain	(0.765)	(3.07)	(2.44)	(3.10)	(2.01)	(1.96)
Total dividends and distributions	(0.765)	(3.50)	(2.70)	(3.53)	(2.30)	(2.31)
Net asset value, end of period	$20.909	$20.42	$21.33	$20.55	$21.28	$25.72
Total return[4]	6.27%	12.46%	16.69%	14.01%	(8.23% )	26.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$341,923	$340 [5]	$332 [5]	$320 [5]	$306 [5]	$437 [5]
Ratio of expenses to average net assets	0.93%	0.90% [6,7]	0.90% [6,7]	0.90% [6,7]	0.89% [6,7]	0.89% [6]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.00%	1.00%	1.00%	0.99%	0.99%
Ratio of net investment income to average net assets	1.37%	1.35%	1.31%	1.63%	1.72%	1.06%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.29%	—	—	—	—	—
Portfolio turnover	4%	27%	20%	16%	15%	10%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the ClearBridge Variable Dividend Strategy Portfolio, a former portfolio of Legg Mason
Partners Variable Equity Trust, as the result of a reorganization on April 24, 2026. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Amounts are presented in millions.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.05%. In addition, the manager agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Dividend Strategy Fund-6

LVIP ClearBridge Dividend Strategy Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Dividend Strategy Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the ClearBridge Variable Dividend Strategy Portfolio, a former portfolio of Legg Mason Partners Variable Equity Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 24, 2026. The Fund was established as a shell fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek dividend income, growth of dividend income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP ClearBridge Dividend Strategy Fund-7

LVIP ClearBridge Dividend Strategy Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   Effective April 24, 2026, For its services, LFI receives a management fee at an annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets; 0.68% of the next $1 billion; 0.65% of the next $3 billion; 0.60% of the next $5 billion; and 0.55% of the Fund's average daily net assets in excess of $10 billion.   The management fee is calculated daily and paid monthly.   Prior to April 24, 2026, management fees were paid by the Predecessor Fund to Franklin Templeton Fund Adviser, LLC ("FTFA"), in the amount of $975,857.
Effective April 24, 2026, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.75% of the Fund’s average daily net assets for the Standard Class and 1.00% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2028, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   Prior to April 24, 2026, FTFA had contractually agreed to waive the Predecessor Fund's management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”) which was not subject to recapture. The amount of affiliated money market fund fees waived for the period ended April 23, 2026 was $811.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
LVIP ClearBridge Dividend Strategy Fund-8

LVIP ClearBridge Dividend Strategy Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
ClearBridge Investments, LLC (“ClearBridge”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Effective April 24, 2026, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$5,831
Legal	992
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,600 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
For the period ending April 23, 2026, transfer agent fees in the amount of $255 were paid by the Predecessor Fund to Franklin Templeton Investor Services, LLC.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$22,387
Management fees payable to LFI	263,715
Distribution fees payable to LFD	70,553
Printing and mailing fees payable to Lincoln Life	1,600
Shareholder servicing fees payable to Lincoln Life	10,925
Prior to April 24,2026, the Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Predecessor Fund's cash on deposit with the bank. Cash on deposit with the bank for the period ending April 23, 2026 earned interest in the amount of $51,292 and is included as interest income on the Statement of Operations.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Prior to April 24, 2026, the Predecessor Fund invested in a Money Market  Fund which was considered to be an affiliate.

	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
SHORT-TERM INVESTMENT-0.00%@
Equity Fund-0.00%@
×Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$917,242	$16,348,109	$17,265,351	$—	$—	$—	—	$3,148	$—

@ As a percentage of Net Assets as of June 30, 2026.
× Issuer is no longer an investment of the Fund at June 30, 2026.
LVIP ClearBridge Dividend Strategy Fund-9

LVIP ClearBridge Dividend Strategy Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$87,627,291
Sales	17,868,875
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$284,677,384
Aggregate unrealized appreciation of investments	$179,256,428
Aggregate unrealized depreciation of investments	(5,410,917)
Net unrealized appreciation of investments	$173,845,511
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP ClearBridge Dividend Strategy Fund-10

LVIP ClearBridge Dividend Strategy Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,154,322	$—	$—	$7,154,322
Banks	18,563,868	—	—	18,563,868
Beverages	8,839,575	—	—	8,839,575
Capital Markets	8,319,269	—	—	8,319,269
Chemicals	19,728,044	—	—	19,728,044
Commercial Services & Supplies	6,988,625	—	—	6,988,625
Construction Materials	7,607,718	—	—	7,607,718
Consumer Finance	6,012,381	—	—	6,012,381
Diversified Telecommunication Services	10,027,914	—	—	10,027,914
Electric Utilities	4,309,284	—	—	4,309,284
Electronic Equipment, Instruments & Components	5,787,215	—	—	5,787,215
Entertainment	2,964,019	—	—	2,964,019
Financial Services	20,410,309	—	—	20,410,309
Food Products	12,976,011	—	—	12,976,011
Ground Transportation	16,997,784	—	—	16,997,784
Health Care Equipment & Supplies	9,139,575	—	—	9,139,575
Health Care Providers & Services	10,287,378	—	—	10,287,378
Household Products	2,588,783	—	—	2,588,783
Industrial Conglomerates	2,776,360	—	—	2,776,360
Insurance	28,948,395	—	—	28,948,395
Interactive Media & Services	23,068,857	—	—	23,068,857
Machinery	11,176,760	—	—	11,176,760
Multi-Utilities	8,393,500	—	—	8,393,500
Oil, Gas & Consumable Fuels	38,738,540	—	—	38,738,540
Personal Care Products	—	11,816,313	—	11,816,313
Pharmaceuticals	16,374,677	16,320,083	—	32,694,760
Professional Services	9,002,790	—	—	9,002,790
Semiconductors & Semiconductor Equipment	42,272,153	—	—	42,272,153
Software	13,944,980	—	—	13,944,980
Specialized REITs	21,185,358	—	—	21,185,358
Specialty Retail	13,744,975	—	—	13,744,975
Technology Hardware, Storage & Peripherals	8,378,708	—	—	8,378,708
Wireless Telecommunication Services	7,336,846	—	—	7,336,846
Money Market Fund	6,341,526	—	—	6,341,526
Total Investments	$430,386,499	$28,136,396	$—	$458,522,895
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP ClearBridge Dividend Strategy Fund-11

LVIP ClearBridge Dividend Strategy Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2026, the Fund recorded the following permanent reclassifications primarily related to tax treatment of adjustments to the prior period accumulated balances:
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	375,375	575,058
Service Class	264,047	482,616
Shares reinvested:
Standard Class	218,684	881,849
Service Class	610,574	2,520,375
	1,468,680	4,459,898
Shares redeemed:
Standard Class	(787,160)	(1,166,036)
Service Class	(1,173,909)	(1,934,432)
	(1,961,069)	(3,100,468)
Net increase (decrease)	(492,389)	1,359,430
5. Line of Credit
Prior to April 24, 2026, the Predecessor Fund was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). Under the terms of the Global Credit Facility, the Predecessor Fund, in addition to interest charged on any borrowings made by the Predecessor Fund and other costs incurred by the Predecessor Fund, was obligated to pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees which amounted to $1,461 are reflected in the Statement of Operations. The Predecessor Fund did not utilize the Global Credit Facility during the period ended April 23, 2026.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP ClearBridge Dividend Strategy Fund-12

LVIP ClearBridge Dividend Strategy Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Dividend Strategy Fund-13

LVIP ClearBridge Large Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP ClearBridge Large Cap Growth Fund

LVIP ClearBridge Large Cap Growth Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.24%
Aerospace & Defense–2.65%
Airbus SE ADR	126,916	$7,056,530
RTX Corp.	41,876	7,945,133
		15,001,663
Automobiles–2.50%
†Tesla, Inc.	33,755	14,197,353
		14,197,353
Beverages–1.36%
†Monster Beverage Corp.	79,998	7,689,408
		7,689,408
Biotechnology–2.52%
†Alnylam Pharmaceuticals, Inc.	9,462	2,848,346
†Vertex Pharmaceuticals, Inc.	22,996	11,422,803
		14,271,149
Broadline Retail–4.61%
†Amazon.com, Inc.	109,762	26,160,675
		26,160,675
Capital Markets–0.76%
Blackstone, Inc.	36,457	4,289,895
		4,289,895
Chemicals–3.15%
Linde PLC	17,600	9,133,344
Sherwin-Williams Co.	25,280	8,704,410
		17,837,754
Communications Equipment–2.76%
†Arista Networks, Inc.	92,290	15,678,225
		15,678,225
Diversified Telecommunication Services–0.62%
†Space Exploration Technologies Corp. Class A	20,608	3,521,083
		3,521,083
Electrical Equipment–2.40%
Eaton Corp. PLC	31,900	13,593,228
		13,593,228
Entertainment–3.08%
†Netflix, Inc.	244,715	17,472,651
		17,472,651
Financial Services–4.33%
Visa, Inc. Class A	71,542	24,545,345
		24,545,345
Ground Transportation–1.28%
†Uber Technologies, Inc.	100,674	7,264,636
		7,264,636
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–3.29%
†Boston Scientific Corp.	84,273	$3,596,772
†Intuitive Surgical, Inc.	24,850	9,882,348
Stryker Corp.	16,369	5,153,616
		18,632,736
Hotels, Restaurants & Leisure–2.83%
†Airbnb, Inc. Class A	61,653	8,822,544
†Chipotle Mexican Grill, Inc.	213,000	7,242,000
		16,064,544
Insurance–0.35%
Marsh & McLennan Cos., Inc.	11,845	1,974,206
		1,974,206
Interactive Media & Services–12.38%
Alphabet, Inc. Class A	112,120	40,068,324
Meta Platforms, Inc. Class A	53,517	30,145,591
		70,213,915
Life Sciences Tools & Services–1.42%
Thermo Fisher Scientific, Inc.	16,043	8,043,318
		8,043,318
Pharmaceuticals–0.90%
Roche Holding AG ADR	99,470	5,107,785
		5,107,785
Semiconductors & Semiconductor Equipment–24.91%
ASML Holding NV	7,416	14,753,687
Broadcom, Inc.	37,094	14,012,259
Micron Technology, Inc.	6,560	7,572,142
NVIDIA Corp.	394,899	79,015,341
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35,040	16,734,053
Texas Instruments, Inc.	30,717	9,155,816
		141,243,298
Software–11.69%
†Datadog, Inc. Class A	20,999	5,467,300
†Fair Isaac Corp.	3,185	3,805,374
Microsoft Corp.	36,185	13,497,729
Oracle Corp.	75,326	11,039,025
†Palo Alto Networks, Inc.	62,767	21,404,802
†ServiceNow, Inc.	41,030	4,073,458
†Synopsys, Inc.	15,724	7,014,005
		66,301,693
Technology Hardware, Storage & Peripherals–7.03%
Apple, Inc.	137,759	39,861,944
		39,861,944
LVIP ClearBridge Large Cap Growth Fund-1

LVIP ClearBridge Large Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.42%
WW Grainger, Inc.	10,095	$13,733,238
		13,733,238
Total Common Stock (Cost $254,107,244)		562,699,742

MONEY MARKET FUND–0.87%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	4,916,196	4,916,196
Total Money Market Fund (Cost $4,916,196)		4,916,196

TOTAL INVESTMENTS–100.11% (Cost $259,023,440)	567,615,938
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(641,857)
NET ASSETS APPLICABLE TO 11,757,586 SHARES OUTSTANDING–100.00%	$566,974,081
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE LARGE CAP GROWTH FUND STANDARD CLASS ($161,720,358 / 3,295,885 Shares)	$49.067
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE LARGE CAP GROWTH FUND SERVICE CLASS ($405,253,723 / 8,461,701 Shares)	$47.893
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$213,231,342
Distributable earnings/(accumulated loss)	353,742,739
TOTAL NET ASSETS	$566,974,081

†Non-income producing.

★Includes $24,996 expense reimbursement receivable from Lincoln Financial Investments Corporation, $252,250 payable for fund shares redeemed, $38,793 other accrued expenses payable, $426,006 due to manager and affiliates, $7,822 payable for audit fee and $31,395 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Large Cap Growth Fund-2

LVIP ClearBridge Large Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $68,727)	$1,546,976
Dividends from affiliated investments	26,428
Interest	175,650
1,749,054
EXPENSES:
Management fees	1,951,747
Distribution fees-Service Class	495,447
Accounting and administration expenses	46,409
Shareholder servicing fees	29,813
Professional fees	26,420
Trustees’ fees and expenses	18,061
Reports and statements to shareholders	9,582
Custodian fees	2,808
Consulting fees	1,048
Pricing fees	712
Other	16,258
2,598,305
Less:
Expenses reimbursed	(40,357)
Total operating expenses	2,557,948
NET INVESTMENT LOSS	(808,894)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	43,793,727
Foreign currencies	813
Net realized gain	43,794,540
Net change in unrealized appreciation (depreciation) of:
Investments	(30,081,910)
Foreign currencies	(113)
Net change in unrealized appreciation (depreciation)	(30,082,023)
NET REALIZED AND UNREALIZED GAIN	13,712,517
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,903,623
See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(808,894)	$(1,836,500)
Net realized gain	43,794,540	35,012,189
Net change in unrealized appreciation (depreciation)	(30,082,023)	13,640,929
Net increase in net assets resulting from operations	12,903,623	46,816,618
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(363,500)	(11,393,657)
Service Class	(914,739)	(27,814,828)
	(1,278,239)	(39,208,485)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,186,994	11,684,655
Service Class	24,442,933	34,087,456
Reinvestment of dividends and distributions:
Standard Class	363,500	11,393,657
Service Class	914,739	27,814,828
	30,908,166	84,980,596
Cost of shares redeemed:
Standard Class	(15,205,240)	(31,856,461)
Service Class	(34,826,015)	(39,676,375)
	(50,031,255)	(71,532,836)
Increase (decrease) in net assets derived from capital share transactions	(19,123,089)	13,447,760
NET INCREASE (DECREASE) IN NET ASSETS	(7,497,705)	21,055,893
NET ASSETS:
Beginning of period	574,471,786	553,415,893
End of period	$566,974,081	$574,471,786
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Large Cap Growth Fund-3

LVIP ClearBridge Large Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Large Cap Growth Fund Standard Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25[1]	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$48.100	$47.43	$38.67	$27.07	$43.22	$37.72
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.026)	(0.07)	(0.01)	0.02	(0.02)	(0.07)
Net realized and unrealized gain (loss)	1.098	4.16	10.88	11.88	(13.92)	8.31
Total from investment operations	1.072	4.09	10.87	11.90	(13.94)	8.24
Less dividends and distributions from:
Net realized gain	(0.105)	(3.42)	(2.11)	(0.30)	(2.21)	(2.74)
Total dividends and distributions	(0.105)	(3.42)	(2.11)	(0.30)	(2.21)	(2.74)
Net asset value, end of period	$49.067	$48.10	$47.43	$38.67	$27.07	$43.22
Total return[4]	2.25%	8.62%	27.89%	44.02%	32.24%	21.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$161,720	$168 [5]	$174 [5]	$152 [5]	$115 [5]	$189 [5]
Ratio of expenses to average net assets	0.74%	0.74% [6,7]	0.74% [6,7]	0.75% [6,7]	0.75% [6,7]	0.75% [6,7]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.74%	0.74%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	(0.11% )	(0.15% )	(0.03% )	0.06%	(0.05% )	(0.18% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.12% )	—	—	—	—	—
Portfolio turnover	17%	23%	14%	13%	21%	16%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the ClearBridge Variable Large Cap Growth Portfolio, a former portfolio of Legg Mason
Partners Variable Equity Trust, as the result of a reorganization on April 24, 2026. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Amounts are presented in millions.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. In addition, the manager agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Large Cap Growth Fund-4

LVIP ClearBridge Large Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Large Cap Growth Fund Service Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25[1]	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$47.010	$46.54	$38.07	$26.72	$42.81	$37.48
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.083)	(0.19)	(0.13)	(0.06)	(0.09)	(0.17)
Net realized and unrealized gain (loss)	1.071	4.08	10.71	11.71	(13.79)	8.24
Total from investment operations	0.988	3.89	10.58	11.65	(13.88)	8.07
Less dividends and distributions from:
Net realized gain	(0.105)	(3.42)	(2.11)	(0.30)	(2.21)	(2.74)
Total dividends and distributions	(0.105)	(3.42)	(2.11)	(0.30)	(2.21)	(2.74)
Net asset value, end of period	$47.893	$47.01	$46.54	$38.07	$26.72	$42.81
Total return[4]	2.12%	8.35%	27.56%	43.66%	(32.42% )	21.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$405,254	$406 [5]	$379 [5]	$325 [5]	$214 [5]	$296 [5]
Ratio of expenses to average net assets	0.99%	0.99% [6,7]	0.99% [6,7]	1.00% [6,7]	1.00% [6,7]	0.99% [6,7]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	0.99%	0.99%	1.00%	1.00%	0.99%
Ratio of net investment loss to average net assets	(0.36% )	(0.40% )	(0.28% )	(0.19% )	(0.30% )	(0.42% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.37% )	—	—	—	—	—
Portfolio turnover	17%	23%	14%	13%	21%	16%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the ClearBridge Variable Large Cap Growth Portfolio, a former portfolio of Legg Mason
Partners Variable Equity Trust, as the result of a reorganization on April 24, 2026. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Amounts are presented in millions.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.05%. In addition, the manager agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Large Cap Growth Fund-5

LVIP ClearBridge Large Cap Growth Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Large Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the ClearBridge Variable Large Cap Growth Portfolio, a former portfolio of Legg Mason Partners Variable Equity Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 24, 2026. The Fund was established as a shell fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP ClearBridge Large Cap Growth Fund-6

LVIP ClearBridge Large Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   Effective April 24, 2026, For its services, LFI receives a management fee at an annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets; 0.68% of the next $1 billion; 0.65% of the next $3 billion; 0.60% of the next $5 billion; and 0.55% of the Fund's average daily net assets in excess of $10 billion.   The management fee is calculated daily and paid monthly.   Prior to April 24, 2026, management fees were paid by the Predecessor Fund to Franklin Templeton Fund Adviser, LLC ("FTFA"), in the amount of $1,165,794.
Effective April 24, 2026, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.74% of the Fund’s average daily net assets for the Standard Class and 0.99% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2028, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   Prior to April 24, 2026, FTFA had contractually agreed to waive the Predecessor Fund's management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”) which was not subject to recapture. The amount of affiliated money market fund fees waived for the period ended April 23, 2026 was $2,790.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
LVIP ClearBridge Large Cap Growth Fund-7

LVIP ClearBridge Large Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
ClearBridge Investments, LLC (“ClearBridge”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Effective April 24, 2026, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$7,356
Legal	1,251
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,068 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
For the period ending April 23, 2026, transfer agent fees in the amount of $275 were paid by the Predecessor Fund to Franklin Templeton Investor Services, LLC.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$24,996
Management fees payable to LFI	327,021
Distribution fees payable to LFD	83,369
Printing and mailing fees payable to Lincoln Life	2,068
Shareholder servicing fees payable to Lincoln Life	13,548
Prior to April 24,2026, the Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Predecessor Fund's cash on deposit with the bank. Cash on deposit with the bank for the period ending April 23, 2026 earned interest in the amount of $175,650 and is included as interest income on the Statement of Operations.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Prior to April 24, 2026, the Predecessor Fund invested in a Money Market  Fund which was considered to be an affiliate.
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
SHORT-TERM INVESTMENT-0.00%@
Equity Fund-0.00%@
×Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$5,532,267	$19,524,981	$25,057,248	$—	$—	$—	—	$26,428	$—

@ As a percentage of Net Assets as of June 30, 2026.
× Issuer is no longer an investment of the Fund at June 30, 2026.
LVIP ClearBridge Large Cap Growth Fund-8

LVIP ClearBridge Large Cap Growth Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$94,972,912
Sales	108,224,798
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$259,023,440
Aggregate unrealized appreciation of investments	$323,041,623
Aggregate unrealized depreciation of investments	(14,449,125)
Net unrealized appreciation of investments	$308,592,498
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$562,699,742	$—	$—	$562,699,742
Money Market Fund	4,916,196	—	—	4,916,196
Total Investments	$567,615,938	$—	$—	$567,615,938
There were no Level 3 investments at the beginning or end of the period.
LVIP ClearBridge Large Cap Growth Fund-9

LVIP ClearBridge Large Cap Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	110,271	245,560
Service Class	534,343	732,779
Shares reinvested:
Standard Class	8,028	234,928
Service Class	20,686	586,601
	673,328	1,799,868
Shares redeemed:
Standard Class	(315,404)	(657,495)
Service Class	(738,919)	(823,783)
	(1,054,323)	(1,481,278)
Net increase (decrease)	(380,995)	318,590
5. Line of Credit
Prior to April 24, 2026, the Predecessor Fund was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). Under the terms of the Global Credit Facility, the Predecessor Fund, in addition to interest charged on any borrowings made by the Predecessor Fund and other costs incurred by the Predecessor Fund, was obligated to pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees which amounted to $1,721 are reflected in the Statement of Operations. The Predecessor Fund did not utilize the Global Credit Facility during the period ended April 23, 2026.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP ClearBridge Large Cap Growth Fund-10

LVIP ClearBridge Large Cap Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Large Cap Growth Fund-11

LVIP ClearBridge Large Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP ClearBridge Large Cap Value Fund

LVIP ClearBridge Large Cap Value Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.24%
Aerospace & Defense–2.74%
†Honeywell Aerospace, Inc.	8,950	$1,978,666
RTX Corp.	27,914	5,296,123
		7,274,789
Banks–7.80%
Bank of America Corp.	95,450	5,438,741
JPMorgan Chase & Co.	35,242	11,535,764
PNC Financial Services Group, Inc.	15,100	3,717,922
		20,692,427
Beverages–0.89%
PepsiCo, Inc.	17,418	2,358,397
		2,358,397
Broadline Retail–3.99%
†Amazon.com, Inc.	44,400	10,582,296
		10,582,296
Capital Markets–2.21%
Charles Schwab Corp.	63,547	5,863,482
		5,863,482
Chemicals–5.69%
Air Products & Chemicals, Inc.	21,170	6,206,620
Linde PLC	9,000	4,670,460
Sherwin-Williams Co.	12,200	4,200,704
		15,077,784
Commercial Services & Supplies–0.75%
Veralto Corp.	22,500	1,995,300
		1,995,300
Communications Equipment–1.55%
Motorola Solutions, Inc.	9,892	4,108,049
		4,108,049
Construction Materials–1.78%
Martin Marietta Materials, Inc.	8,188	4,722,020
		4,722,020
Consumer Finance–2.84%
American Express Co.	11,907	4,027,543
Capital One Financial Corp.	17,400	3,490,788
		7,518,331
Electrical Equipment–1.01%
Eaton Corp. PLC	6,300	2,684,556
		2,684,556
Financial Services–3.43%
†Berkshire Hathaway, Inc. Class B	10,368	5,188,044
Visa, Inc. Class A	11,371	3,901,276
		9,089,320
Ground Transportation–2.30%
†XPO, Inc.	29,700	6,097,113
		6,097,113
Health Care Equipment & Supplies–0.94%
Becton Dickinson & Co.	16,432	2,486,654
		2,486,654
Health Care Providers & Services–5.98%
CVS Health Corp.	65,700	6,796,665
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
McKesson Corp.	5,297	$4,002,413
UnitedHealth Group, Inc.	12,165	5,056,139
		15,855,217
Hotels, Restaurants & Leisure–1.18%
Booking Holdings, Inc.	17,500	3,119,200
		3,119,200
Household Products–1.50%
Procter & Gamble Co.	27,100	3,973,944
		3,973,944
Industrial Conglomerates–0.76%
Honeywell International, Inc.	8,950	2,003,905
		2,003,905
Insurance–4.92%
Marsh & McLennan Cos., Inc.	26,080	4,346,753
Progressive Corp.	9,506	2,076,586
Travelers Cos., Inc.	20,048	6,618,246
		13,041,585
Interactive Media & Services–3.97%
Alphabet, Inc. Class A	22,049	7,879,651
Meta Platforms, Inc. Class A	4,689	2,641,267
		10,520,918
Life Sciences Tools & Services–3.37%
Thermo Fisher Scientific, Inc.	11,800	5,916,048
†Waters Corp.	8,090	3,034,074
		8,950,122
Machinery–4.28%
Deere & Co.	8,478	5,377,850
Parker-Hannifin Corp.	6,100	5,966,532
		11,344,382
Multi-Utilities–3.94%
Sempra	47,274	4,382,772
WEC Energy Group, Inc.	51,900	6,060,363
		10,443,135
Oil, Gas & Consumable Fuels–5.78%
Chevron Corp.	15,319	2,539,277
ConocoPhillips	47,619	4,950,471
Enterprise Products Partners LP	139,494	5,127,800
Exxon Mobil Corp.	19,900	2,720,728
		15,338,276
Pharmaceuticals–7.55%
AstraZeneca PLC	15,400	2,920,148
Haleon PLC ADR	350,598	3,271,079
Johnson & Johnson	42,245	10,728,963
Roche Holding AG ADR	60,200	3,091,270
		20,011,460
Semiconductors & Semiconductor Equipment–10.27%
Broadcom, Inc.	12,100	4,570,775
†Intel Corp.	74,056	10,340,439
Microchip Technology, Inc.	53,000	4,833,600
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,700	7,497,849
		27,242,663
LVIP ClearBridge Large Cap Value Fund-1

LVIP ClearBridge Large Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–1.74%
Microsoft Corp.	12,392	$4,622,464
		4,622,464
Specialty Retail–2.72%
Home Depot, Inc.	10,475	3,694,323
†O'Reilly Automotive, Inc.	38,100	3,508,629
		7,202,952
Technology Hardware, Storage & Peripherals–2.56%
Apple, Inc.	23,500	6,799,960
		6,799,960
Wireless Telecommunication Services–0.80%
T-Mobile U.S., Inc.	12,700	2,130,171
		2,130,171
Total Common Stock (Cost $139,824,656)		263,150,872

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.78%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	2,075,419	$2,075,419
Total Money Market Fund (Cost $2,075,419)		2,075,419

TOTAL INVESTMENTS–100.02% (Cost $141,900,075)	265,226,291
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(48,512)
NET ASSETS APPLICABLE TO 12,550,782 SHARES OUTSTANDING–100.00%	$265,177,779
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE LARGE CAP VALUE FUND STANDARD CLASS ($264,997,755 / 12,533,412 Shares)	$21.143
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE LARGE CAP VALUE FUND SERVICE CLASS ($180,024 / 17,370 Shares)	$10.364
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$117,456,423
Distributable earnings/(accumulated loss)	147,721,356
TOTAL NET ASSETS	$265,177,779

†Non-income producing.

★Includes $13,627 expense reimbursement receivable from Lincoln Financial Investments Corporation, $115,658 payable for fund shares redeemed, $26,977 other accrued expenses payable, $147,142 due to manager and affiliates, $7,866 payable for audit fee and $27,328 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Large Cap Value Fund-2

LVIP ClearBridge Large Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $21,779)	$2,381,732
Dividends from affiliated investments	5,929
Interest	30,022
2,417,683
EXPENSES:
Management fees	869,397
Accounting and administration expenses	37,050
Professional fees	23,564
Shareholder servicing fees	13,592
Reports and statements to shareholders	12,151
Trustees’ fees and expenses	8,639
Custodian fees	2,051
Pricing fees	712
Consulting fees	477
Distribution fees-Service Class	24
Other	10,298
977,955
Less:
Expenses reimbursed	(16,571)
Total operating expenses	961,384
NET INVESTMENT INCOME	1,456,299
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	23,445,304
Net change in unrealized appreciation (depreciation) of investments	4,853,950
NET REALIZED AND UNREALIZED GAIN	28,299,254
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,755,553
See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,456,299	$2,944,695
Net realized gain	23,445,304	19,041,829
Net change in unrealized appreciation (depreciation)	4,853,950	3,957,129
Net increase in net assets resulting from operations	29,755,553	25,943,653
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,695,199)	(29,546,042)
	(3,695,199)	(29,546,042)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,409,654	23,626,129
Service Class	177,687	—
Reinvestment of dividends and distributions:
Standard Class	3,695,199	29,546,042
	10,282,540	53,172,171
Cost of shares redeemed:
Standard Class	(41,701,036)	(50,372,157)
Service Class	(1,585)	—
	(41,702,621)	(50,372,157)
Increase (decrease) in net assets derived from capital share transactions	(31,420,081)	2,800,014
NET DECREASE IN NET ASSETS	(5,359,727)	(802,375)
NET ASSETS:
Beginning of period	270,537,506	271,339,881
End of period	$265,177,779	$270,537,506
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Large Cap Value Fund-3

LVIP ClearBridge Large Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Large Cap Value Fund Standard Class
	Six Months Ended 6/30/26[1,2] (unaudited)	Year Ended
		12/31/25[1]	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$19.180	$19.50	$21.21	$20.15	$22.74	$19.84
Income (loss) from investment operations:
Net investment income[3]	0.109	0.22	0.25	0.27	0.26	0.24
Net realized and unrealized gain (loss)	2.142	1.69	1.54	2.68	(1.77)	4.90
Total from investment operations	2.251	1.91	1.79	2.95	(1.51)	5.14
Less dividends and distributions from:
Net investment income	—	(0.23)	(0.27)	(0.28)	(0.28)	(0.24)
Net realized gain	(0.288)	(2.00)	(3.23)	(1.61)	(0.80)	(2.00)
Total dividends and distributions	(0.288)	(2.23)	(3.50)	(1.89)	(1.08)	(2.24)
Net asset value, end of period	$21.143	$19.18	$19.50	$21.21	$20.15	$22.74
Total return[4]	11.81%	10.20%	8.08%	15.09%	(6.43% )	26.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$264,998	$271 [5]	$271 [5]	$285 [5]	$277 [5]	$323 [5]
Ratio of expenses to average net assets	0.72%	0.73% [6,7]	0.72% [6,7]	0.72% [6,7]	0.71% [6,7]	0.71% [6,7]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.72%	0.72%	0.71%	0.71%
Ratio of net investment income to average net assets	1.09%	1.10%	1.16%	1.31%	1.25%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.08%	—	—	—	—	—
Portfolio turnover	13%	19%	17%	23%	9%	16%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the ClearBridge Variable Large Cap Value Portfolio, a former portfolio of Legg Mason
Partners Variable Equity Trust, as the result of a reorganization on April 24, 2026. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Amounts are presented in millions.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. In addition, the manager agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Large Cap Value Fund-4

LVIP ClearBridge Large Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP ClearBridge Large Cap Value Fund Service Class
4/24/26 [1] to
6/30/26 (unaudited)
Net asset value, beginning of period	$10.000
Income from investment operations:
Net investment income[2]	0.071
Net realized and unrealized gain	0.293
Total from investment operations	0.364
Less dividends and distributions from:
Total dividends and distributions	—
Net asset value, end of period	$10.364
Total return[3]	3.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$180
Ratio of expenses to average net assets	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%
Ratio of net investment income to average net assets	3.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.81%
Portfolio turnover	13%

[1]	Date of commencement of operations of Service Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Large Cap Value Fund-5

LVIP ClearBridge Large Cap Value Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Large Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the ClearBridge Variable Large Cap Value Portfolio, a former portfolio of Legg Mason Partners Variable Equity Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 24, 2026. The Fund was established as a shell fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The funds service class shares commenced operations on April 24, 2026.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to
LVIP ClearBridge Large Cap Value Fund-6

LVIP ClearBridge Large Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   Effective April 24, 2026, For its services, LFI receives a management fee at an annual rate of 0.65% of the first $350 million of the Fund's average daily net assets; 0.55% of the next $150 million; 0.525% of the next $250 million; 0.50% of the next $250 million; and 0.45% of the Fund's average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.   Prior to April 24, 2026, management fees were paid by the Predecessor Fund to Franklin Templeton Fund Adviser, LLC ("FTFA"), in the amount of $536,443.
Effective April 24, 2026, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.72% of the Fund’s average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2028, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   Prior to April 24, 2026, Franklin Templeton Fund Adviser, LLC (“FTFA”) had contractually agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”) and was not subject to recapture. The amount of these fees waived for the period ended April 23, 2026 was $456.
ClearBridge Investments, LLC (“ClearBridge”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Effective April 24, 2026, Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
LVIP ClearBridge Large Cap Value Fund-7

LVIP ClearBridge Large Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$3,337
Legal	568
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $941 for the six months ended June 30, 2026.
Prior to April 24, 2026, the Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Predecessor Fund's cash on deposit with the bank. Cash on deposit with the bank for the period ending April 23, 2026 earned interest in the amount of $30,022 and is included as interest income on the Statement of Operations.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
For the period ending April 23, 2026, transfer agent fees in the amount of $509 were paid by the Predecessor Fund to Franklin Templeton Investor Services, LLC.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$13,627
Management fees payable to LFI	139,936
Distribution fees payable to LFD	22
Printing and mailing fees payable to Lincoln Life	941
Shareholder servicing fees payable to Lincoln Life	6,243
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Prior to April 24, 2026, the Predecessor Fund invested in a Money Market Fund which was considered to be an affiliate.
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
SHORT-TERM INVESTMENT-0.00%@
Equity Fund-0.00%@
×Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,093,350	$12,205,729	$13,299,079	$—	$—	$—	—	$5,929	$—

@ As a percentage of Net Assets as of June 30, 2026.
× Issuer is no longer an investment of the Fund at June 30, 2026.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$35,083,231
Sales	70,064,780
LVIP ClearBridge Large Cap Value Fund-8

LVIP ClearBridge Large Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$141,900,075
Aggregate unrealized appreciation of investments	$125,126,973
Aggregate unrealized depreciation of investments	(1,800,757)
Net unrealized appreciation of investments	$123,326,216
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$263,150,872	$—	$—	$263,150,872
Money Market Fund	2,075,419	—	—	2,075,419
Total Investments	$265,226,291	$—	$—	$265,226,291
There were no Level 3 investments at the beginning or end of the period.
LVIP ClearBridge Large Cap Value Fund-9

LVIP ClearBridge Large Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	319,657	1,208,127
Service Class	17,527	—
Shares reinvested:
Standard Class	183,841	1,554,107
	521,025	2,762,234
Shares redeemed:
Standard Class	(2,072,808)	(2,570,886)
Service Class	(157)	—
	(2,072,965)	(2,570,886)
Net increase (decrease)	(1,551,940)	191,348
5. Line of Credit
Prior to April 24, 2026, the Predecessor Fund was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). Under the terms of the Global Credit Facility, the Predecessor Fund, in addition to interest charged on any borrowings made by the Predecessor Fund and other costs incurred by the Predecessor Fund, was obligated to pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees which amounted to $865 are reflected in the Statement of Operations. The Predecessor Fund did not utilize the Global Credit Facility during the period ended April 23, 2026.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP ClearBridge Large Cap Value Fund-10

LVIP ClearBridge Large Cap Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Large Cap Value Fund-11

LVIP Dimensional International Core Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Dimensional International Core Equity Fund

LVIP Dimensional International Core Equity Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.86%
Australia–5.94%
†29Metals Ltd.	150,788	$27,093
Accent Group Ltd.	46,710	23,017
Acrow Ltd.	34,635	21,529
Adairs Ltd.	17,173	17,376
AGL Energy Ltd.	27,208	157,432
†Alkane Resources Ltd.	65,765	63,749
ALS Ltd.	19,405	308,021
†AMA Group Ltd.	18,338	5,774
Amotiv Ltd.	12,973	56,685
AMP Ltd.	265,383	294,888
†Amplitude Energy Ltd.	32,431	28,741
Ampol Ltd.	12,059	272,960
Ansell Ltd.	10,726	235,507
ANZ Group Holdings Ltd.	48,035	1,172,265
APA Group	34,832	244,051
†Appen Ltd.	7,413	4,863
ARB Corp. Ltd.	6,382	83,694
Aristocrat Leisure Ltd.	7,117	301,601
ARN Media Ltd.	22,200	3,766
†Articore Group Ltd.	8,524	1,593
ASX Ltd.	2,555	94,288
Atlas Arteria Ltd.	43,963	155,241
AUB Group Ltd.	8,226	162,461
†Audinate Group Ltd.	3,066	5,183
†Aurelia Metals Ltd.	90,985	17,596
Aurizon Holdings Ltd.	182,420	527,651
Aussie Broadband Ltd.	17,641	60,249
†Austal Ltd.	34,322	96,342
†Australian Agricultural Co. Ltd.	17,102	15,748
Australian Clinical Labs Ltd.	21,006	32,597
Australian Ethical Investment Ltd.	7,408	21,542
†Baby Bunting Group Ltd.	5,130	4,990
Bank of Queensland Ltd.	57,363	250,566
Bapcor Ltd.	38,242	11,536
Beach Energy Ltd.	126,125	74,283
Bega Cheese Ltd.	30,567	124,738
Bell Financial Group Ltd.	20,472	19,692
†Bellevue Gold Ltd.	45,336	38,566
Bendigo & Adelaide Bank Ltd.	37,756	275,907
BHP Group Ltd.	101,610	4,234,387
BHP Group Ltd. ADR	6,804	566,841
†Black Cat Syndicate Ltd.	64,134	39,731
BlueScope Steel Ltd.	21,188	468,633
Brambles Ltd.	37,143	501,508
Bravura Solutions Ltd.	23,881	33,553
Breville Group Ltd.	7,609	170,090
Capricorn Metals Ltd.	28,091	248,499
CAR Group Ltd.	9,460	168,871
Cedar Woods Properties Ltd.	3,865	18,512
†Cettire Ltd.	20,920	2,858
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Challenger Ltd.	56,938	$394,563
Champion Iron Ltd.	26,804	73,211
†Chrysos Corp. Ltd.	2,857	11,532
Cleanaway Waste Management Ltd.	175,072	285,027
†ClearView Wealth Ltd.	34,077	15,336
Clinuvel Pharmaceuticals Ltd.	1,998	14,243
†Coast Entertainment Holdings Ltd.	56,288	17,554
Cochlear Ltd.	1,570	131,873
Codan Ltd.	8,979	275,718
Cogstate Ltd.	4,311	8,148
Coles Group Ltd.	44,974	757,518
Collins Foods Ltd.	10,696	60,468
Commonwealth Bank of Australia	10,663	1,215,200
Computershare Ltd.	13,284	351,799
†Core Lithium Ltd.	478,056	83,679
†Coronado Global Resources, Inc. CDI	42,154	5,558
=†Corporate Travel Management Ltd.	8,685	18,099
CSL Ltd.	5,240	418,072
Dalrymple Bay Infrastructure Ltd.	8,097	32,209
Data#3 Ltd.	14,663	100,370
†Develop Global Ltd.	9,081	40,721
Dicker Data Ltd.	8,105	70,725
Domino's Pizza Enterprises Ltd.	4,591	49,674
Downer EDI Ltd.	63,399	353,339
Duratec Ltd.	14,526	25,775
Dyno Nobel Ltd.	139,191	377,661
Eagers Automotive Ltd.	13,850	203,542
†Elanor Investor Group	7,930	384
Elders Ltd.	15,059	53,500
†Electro Optic Systems Holdings Ltd.	9,617	68,731
†Emeco Holdings Ltd.	23,831	16,129
†Emerald Resources NL	43,531	167,057
†EML Payments Ltd.	25,538	5,401
Endeavour Group Ltd.	130,927	294,502
†Energy World Corp. Ltd.	57,823	2,112
Enero Group Ltd.	3,309	733
EQT Holdings Ltd.	1,794	20,262
Euroz Hartleys Group Ltd.	6,413	5,988
Evolution Mining Ltd.	80,187	663,046
EVT Ltd.	9,381	83,555
FleetPartners Group Ltd.	23,440	46,593
Fleetwood Ltd.	8,185	10,338
Flight Centre Travel Group Ltd.	13,918	115,394
Fortescue Ltd.	64,258	855,292
G8 Education Ltd.	76,969	7,492
LVIP Dimensional International Core Equity Fund-1

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Genesis Minerals Ltd.	39,351	$144,576
GR Engineering Services Ltd.	9,162	33,715
GrainCorp Ltd. Class A	19,403	66,158
GWA Group Ltd.	21,802	34,742
Hansen Technologies Ltd.	14,725	45,250
Harvey Norman Holdings Ltd.	45,282	151,217
†Healius Ltd.	57,785	15,634
Helia Group Ltd.	31,524	120,877
HUB24 Ltd.	2,110	106,652
IDP Education Ltd.	8,769	13,828
†IGO Ltd.	28,661	147,507
Iluka Resources Ltd.	35,372	174,152
Imdex Ltd.	54,450	155,160
†Immutep Ltd. ADR	4,950	2,064
Inghams Group Ltd.	35,938	51,228
Insurance Australia Group Ltd.	107,777	602,791
Integral Diagnostics Ltd.	27,556	38,257
IPH Ltd.	11,201	29,981
IRESS Ltd.	18,965	81,236
IVE Group Ltd.	13,275	26,122
JB Hi-Fi Ltd.	4,968	276,238
†Judo Capital Holdings Ltd.	44,277	28,890
Jumbo Interactive Ltd.	1,085	4,898
Jupiter Mines Ltd.	61,368	11,483
Karoon Energy Ltd.	58,285	58,243
Kelsian Group Ltd.	11,385	35,332
Kogan.com Ltd.	10,179	31,248
L1 Group Ltd.	59,110	46,370
Lendlease Corp. Ltd.	70,964	158,797
†Lifestyle Communities Ltd.	6,487	23,669
Lottery Corp. Ltd.	80,203	318,832
Lovisa Holdings Ltd.	2,892	47,340
Lycopodium Ltd.	1,603	20,031
†Lynas Rare Earths Ltd.	6,322	79,328
Maas Group Holdings Ltd.	4,542	16,761
Macmahon Holdings Ltd.	102,720	68,152
Macquarie Group Ltd.	3,936	684,250
†Macquarie Technology Group Ltd. Class L	972	47,274
Magellan Financial Group Ltd.	22,431	150,822
†Mayne Pharma Group Ltd.	10,321	20,021
McMillan Shakespeare Ltd.	3,253	43,985
Medibank Pvt Ltd.	83,355	286,388
†Megaport Ltd.	6,809	102,670
†Mesoblast Ltd.	37,595	50,954
Metcash Ltd.	118,955	243,206
†Michael Hill International Ltd.	14,556	3,275
†Mineral Resources Ltd.	3,376	146,196
Monadelphous Group Ltd.	10,490	225,234
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Monash IVF Group Ltd.	48,981	$24,586
Myer Holdings Ltd.	140,226	29,745
MyState Ltd.	17,023	53,979
†Nanosonics Ltd.	3,177	7,335
National Australia Bank Ltd.	45,440	1,193,199
Netwealth Group Ltd.	5,911	84,347
†Neuren Pharmaceuticals Ltd.	1,272	15,683
New Hope Corp. Ltd.	58,705	217,041
†NEXTDC Ltd.	26,631	269,797
nib holdings Ltd.	36,492	178,011
Nick Scali Ltd.	9,300	105,343
†Nickel Industries Ltd.	170,602	113,049
Nine Entertainment Co. Holdings Ltd.	114,713	70,303
Northern Star Resources Ltd.	47,218	625,151
†Novonix Ltd.	3,822	401
NRW Holdings Ltd.	46,732	242,166
†Nufarm Ltd.	28,808	54,119
†Nuix Ltd.	12,142	10,271
Objective Corp. Ltd.	1,940	13,885
†OFX Group Ltd.	15,689	6,029
OM Holdings Ltd.	23,197	3,694
†Omni Bridgeway Ltd.	13,858	15,831
oOh!media Ltd.	48,209	48,397
†Ora Banda Mining Ltd.	34,163	25,424
Orica Ltd.	20,302	332,946
Origin Energy Ltd.	49,298	374,717
Orora Ltd.	149,724	143,589
†Paladin Energy Ltd.	14,772	96,349
†Pantoro Gold Ltd.	30,098	48,929
Peet Ltd.	29,584	36,328
†PeopleIN Ltd.	6,712	3,240
Perenti Ltd.	80,124	125,750
Perpetual Ltd.	9,840	105,789
Perseus Mining Ltd.	165,494	559,176
†PEXA Group Ltd.	10,825	77,193
Pinnacle Investment Management Group Ltd.	910	10,844
†PLS Group Ltd.	55,471	194,384
Praemium Ltd.	19,514	9,152
Premier Investments Ltd.	9,919	102,492
Pro Medicus Ltd.	1,395	197,216
Propel Funeral Partners Ltd.	4,499	9,750
PWR Holdings Ltd.	5,986	33,031
Qantas Airways Ltd.	17,537	128,849
QBE Insurance Group Ltd.	73,538	1,279,203
Qube Holdings Ltd.	85,374	301,454
Ramelius Resources Ltd.	131,359	270,335
Ramsay Health Care Ltd.	10,610	322,977
REA Group Ltd.	1,419	136,698
Reece Ltd.	8,182	97,627
LVIP Dimensional International Core Equity Fund-2

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Regal Partners Ltd.	4,484	$8,975
Regis Healthcare Ltd.	9,658	43,475
Regis Resources Ltd.	78,279	331,751
Reliance Worldwide Corp. Ltd.	65,331	176,734
†Resolute Mining Ltd.	188,886	125,791
Ridley Corp. Ltd.	43,411	79,485
Rio Tinto Ltd.	14,115	1,698,314
†Sandfire Resources Ltd.	47,779	641,969
Santos Ltd.	174,057	863,477
SEEK Ltd.	7,295	68,016
Select Harvests Ltd.	14,731	37,722
Servcorp Ltd.	2,368	10,755
Service Stream Ltd.	54,665	100,553
SGH Ltd.	6,045	195,259
Shaver Shop Group Ltd.	10,483	9,881
Sigma Healthcare Ltd.	14,967	28,498
Sims Ltd.	10,907	209,030
SmartGroup Corp. Ltd.	6,414	56,797
Sonic Healthcare Ltd.	20,140	289,829
South32 Ltd.	156,051	423,742
Southern Cross Media Group Ltd.	28,988	10,255
SRG Global Ltd.	75,626	208,715
Stanmore Resources Ltd.	23,895	38,673
Steadfast Group Ltd.	47,153	165,875
†Strike Energy Ltd.	83,707	5,795
Suncorp Group Ltd.	39,080	521,372
Super Retail Group Ltd.	17,575	160,548
†Superloop Ltd.	15,056	34,438
†Syrah Resources Ltd.	111,650	8,155
Tabcorp Holdings Ltd.	125,239	72,423
Technology One Ltd.	12,834	263,290
†Telix Pharmaceuticals Ltd.	3,758	43,579
Telstra Group Ltd.	79,865	280,076
=†Ten Sixty Four Ltd.	34,142	2,600
TPG Telecom Ltd.	26,527	66,095
Transurban Group	37,191	369,788
Treasury Wine Estates Ltd.	41,410	137,000
†Tuas Ltd.	2,990	4,697
†Tyro Payments Ltd.	63,690	34,350
Universal Store Holdings Ltd.	2,598	13,992
Vault Minerals Ltd.	54,814	160,686
Ventia Services Group Pty. Ltd.	80,878	346,948
Viva Energy Group Ltd.	78,946	112,645
†Vulcan Energy Resources Ltd.	19,971	42,411
Washington H Soul Pattinson & Co. Ltd.	7,908	252,777
†WEB Travel Group Ltd.	20,237	41,506
Webjet Group Ltd.	46,935	13,330
Wesfarmers Ltd.	17,922	1,121,617
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†West African Resources Ltd.	136,558	$256,593
Westgold Resources Ltd.	83,286	275,284
Westpac Banking Corp.	54,183	1,320,204
Whitehaven Coal Ltd.	59,755	316,803
WiseTech Global Ltd.	1,395	32,004
Woodside Energy Group Ltd.	62,603	1,210,681
Woodside Energy Group Ltd. ADR	9,552	184,545
Woolworths Group Ltd.	21,015	580,642
Worley Ltd.	30,037	230,767
XRF Scientific Ltd.	17,554	20,964
Yancoal Australia Ltd.	41,066	156,021
		47,770,422
Austria–0.78%
Agrana Beteiligungs AG	1,444	19,500
†ams-OSRAM AG	5,969	129,453
ANDRITZ AG	6,689	578,173
†AT&S Austria Technologie & Systemtechnik AG	1,789	432,360
BAWAG Group AG	6,323	1,267,659
CA Immobilien Anlagen AG	1,135	29,591
DO & Co. AG	520	129,011
Erste Group Bank AG	7,346	983,173
†Eurotelesites AG	3,469	17,519
Fabasoft AG	435	6,909
†Lenzing AG	1,510	41,884
Mayr Melnhof Karton AG	589	51,239
OMV AG	10,017	629,484
Palfinger AG	713	25,964
POLYTEC Holding AG	1,389	7,274
Porr AG	1,155	58,442
Raiffeisen Bank International AG	4,575	292,466
RHI Magnesita NV	752	27,306
SBO AG	676	22,245
=†Semperit AG Holding	457	7,833
Strabag SE Class BR	1,241	126,339
Telekom Austria AG	10,299	114,146
†UBM Development AG	240	4,672
UNIQA Insurance Group AG	8,361	168,671
Verbund AG	1,806	114,452
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,355	320,850
voestalpine AG	10,155	474,343
Wienerberger AG	7,225	186,685
Zumtobel Group AG	1,947	8,899
		6,276,542
LVIP Dimensional International Core Equity Fund-3

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium–1.09%
Ackermans & van Haaren NV	2,336	$763,643
Ageas SA	13,927	1,114,309
†AGFA-Gevaert NV	14,619	7,149
Anheuser-Busch InBev SA	24,124	1,993,361
†Atenor	896	1,689
Azelis Group NV	6,407	68,226
Barco NV	2,553	24,541
Bekaert SA	2,166	96,804
†bpost SA	6,706	11,887
Cie d'Entreprises CFE	740	11,161
CMB Tech NV	7,295	102,528
Colruyt Group NV	2,749	112,973
Deceuninck NV	7,755	19,376
Deme Group NV	740	148,222
D'ieteren Group	993	193,844
Econocom Group SA NV	6,908	11,863
Elia Group SA	1,420	226,119
EVS	1,163	36,424
Fagron	7,355	202,677
†Immobel SA	390	10,452
Jensen-Group NV	278	26,948
KBC Group NV	6,897	942,004
Kinepolis Group NV	664	26,933
Lotus Bakeries NV	26	344,845
Melexis NV	850	76,109
†Ontex Group NV	7,771	21,460
†Orange Belgium SA	1,619	39,772
Proximus SADP	11,365	76,018
Recticel SA	2,992	37,530
Sipef NV	408	42,844
Solvay SA	8,032	241,353
Syensqo SA	4,764	352,234
Tessenderlo Group SA	1,567	34,694
UCB SA	3,443	1,030,734
Umicore SA	9,322	216,267
Van de Velde NV	509	17,572
VGP NV	684	65,938
†X-Fab Silicon Foundries SE	4,109	37,323
		8,787,826
Bermuda–0.01%
Conduit Holdings Ltd.	9,207	57,644
		57,644
Britain–0.02%
Hargreaves Services PLC	2,222	23,992
Travis Perkins PLC	15,128	110,846
Wickes Group PLC	22,473	55,982
		190,820
Canada–12.19%
†5N Plus, Inc.	6,300	194,475
Acadian Timber Corp.	800	9,984
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
ADENTRA, Inc.	720	$19,621
ADF Group, Inc.	1,700	20,509
†Advantage Energy Ltd.	16,293	118,442
Aecon Group, Inc.	5,200	166,899
AG Growth International, Inc.	1,200	17,100
AGF Management Ltd. Class B	5,000	71,074
Agnico Eagle Mines Ltd.	12,900	2,001,177
†Aimia, Inc.	2,700	5,121
†Air Canada	8,986	156,752
AirBoss of America Corp.	1,300	6,325
Alamos Gold, Inc. Class A	16,256	493,118
Algoma Central Corp.	1,600	25,022
†Algoma Steel Group, Inc.	4,452	18,031
Algonquin Power & Utilities Corp.	39,629	232,373
Alimentation Couche-Tard, Inc.	16,000	1,019,848
AltaGas Ltd.	22,334	825,016
Altius Minerals Corp.	1,400	62,703
Altus Group Ltd.	1,496	47,530
Amerigo Resources Ltd.	14,300	61,909
Andrew Peller Ltd. Class A	1,500	8,398
ARC Resources Ltd.	45,153	948,746
†Aritzia, Inc.	5,400	595,456
Atco Ltd. Class I	5,000	261,237
†Athabasca Oil Corp.	57,742	416,093
AtkinsRealis Group, Inc.	4,056	251,897
†ATS Corp.	2,581	74,370
†Aurora Cannabis, Inc.	6,831	19,059
†AutoCanada, Inc.	1,479	23,870
B2Gold Corp.	129,968	487,523
Badger Infrastructure Solutions Ltd.	3,000	196,764
Bank of Montreal	14,012	2,475,959
Bank of Nova Scotia	28,373	2,464,673
Barrick Mining Corp.	37,283	1,369,405
†Bausch & Lomb Corp.	1,231	20,385
†Bausch Health Cos., Inc.	12,220	60,245
Baytex Energy Corp.	24,468	98,165
BCE, Inc.	9,392	202,022
Birchcliff Energy Ltd.	18,053	78,793
Bird Construction, Inc.	6,578	300,225
Black Diamond Group Ltd.	4,000	52,092
†BlackBerry Ltd.	2,334	29,474
†Bombardier, Inc. Class B	3,008	692,566
†Bonterra Energy Corp.	2,713	10,425
Boyd Group, Inc.	1,056	99,990
†Bragg Gaming Group, Inc.	1,500	2,570
Brookfield Corp. Class A	8,791	374,409
Brookfield Infrastructure Corp. Class A	2,008	77,308
BRP, Inc.	1,741	106,333
†CAE, Inc.	12,860	322,252
LVIP Dimensional International Core Equity Fund-4

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Calfrac Well Services Ltd.	2,200	$9,990
Calian Group Ltd.	1,300	77,464
Cameco Corp.	1,110	113,065
Canaccord Genuity Group, Inc.	4,879	50,226
=†Canacol Energy Ltd.	2,620	0
†Canada Goose Holdings, Inc.	2,868	27,275
Canada Packers, Inc.	759	10,248
Canadian Imperial Bank of Commerce	14,226	1,635,990
Canadian National Railway Co.	7,337	874,864
Canadian Natural Resources Ltd.	53,539	2,114,791
Canadian Pacific Kansas City Ltd.	8,825	764,686
Canadian Tire Corp. Ltd. Class A	5,715	787,185
Canadian Utilities Ltd. Class A	6,045	224,708
†Canfor Corp.	7,448	70,791
†Canopy Growth Corp.	7,038	6,686
Capital Power Corp.	8,688	452,762
†Capstone Copper Corp.	39,334	361,376
Cardinal Energy Ltd.	13,600	104,427
Cascades, Inc.	7,059	57,985
†Cavvy Energy Ltd.	11,200	11,925
CCL Industries, Inc. Class B	11,719	764,080
†Celestica, Inc.	4,074	1,486,195
Cenovus Energy, Inc.	65,210	1,617,860
Centerra Gold, Inc.	26,427	419,068
CES Energy Solutions Corp.	29,601	345,841
CGI, Inc.	6,828	440,884
China Gold International Resources Corp. Ltd.	14,900	236,173
†Cineplex, Inc.	4,200	34,026
Cogeco Communications, Inc.	1,466	65,493
Cogeco, Inc.	600	26,213
Colliers International Group, Inc.	2,014	188,893
Computer Modelling Group Ltd.	4,000	10,097
Constellation Software, Inc.	326	613,728
Corby Spirit & Wine Ltd.	700	7,808
†Cronos Group, Inc.	19,611	54,519
Definity Financial Corp.	9,002	477,568
†Descartes Systems Group, Inc.	1,516	104,968
Dexterra Group, Inc.	2,620	25,549
†Docebo, Inc.	900	16,099
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Dollarama, Inc.	9,345	$1,236,248
Doman Building Materials Group Ltd.	9,128	73,436
DPM Metals, Inc.	17,845	579,546
DREAM Unlimited Corp. Class A	3,919	54,436
†Dye & Durham Ltd.	2,000	1,946
Dynacor Group, Inc.	4,700	20,049
E-L Financial Corp. Ltd.	13,900	166,124
Eldorado Gold Corp.	23,922	743,918
Element Fleet Management Corp.	20,569	424,505
Emera, Inc.	7,459	395,657
Empire Co. Ltd. Class A	10,959	383,806
Enbridge, Inc.	21,398	1,160,137
Enerflex Ltd.	9,500	233,228
Enghouse Systems Ltd.	3,200	36,236
†Ensign Energy Services, Inc.	21,372	50,030
EQB, Inc.	3,312	310,591
Equinox Gold Corp.	44,971	437,337
†ERO Copper Corp.	6,219	166,202
Evertz Technologies Ltd.	1,800	24,241
Exchange Income Corp.	2,708	252,632
Exco Technologies Ltd.	2,400	12,996
Extendicare, Inc.	8,400	207,712
Fairfax Financial Holdings Ltd.	762	1,253,339
Fiera Capital Corp.	10,282	38,206
Finning International, Inc.	14,844	1,048,526
First Majestic Silver Corp.	26,513	449,660
†First Quantum Minerals Ltd.	24,158	659,884
FirstService Corp.	2,407	342,154
Fortis, Inc.	11,248	643,859
†Fortuna Mining Corp.	37,864	320,011
Franco-Nevada Corp.	2,474	515,681
Frontera Energy Corp.	4,725	28,352
†Galiano Gold, Inc.	4,900	9,156
George Weston Ltd.	5,988	429,810
GFL Environmental, Inc.	2,307	84,875
Gibson Energy, Inc.	18,672	378,245
Gildan Activewear, Inc.	8,289	427,712
†GoGold Resources, Inc.	20,100	45,068
Great-West Lifeco, Inc.	2,045	130,306
†Haivision Systems, Inc.	3,000	9,413
Hammond Power Solutions, Inc.	600	146,889
Headwater Exploration, Inc.	19,954	166,442
High Liner Foods, Inc.	2,452	25,501
†HLS Therapeutics, Inc.	2,317	7,205
Hudbay Minerals, Inc.	33,294	786,081
Hydro One Ltd.	7,800	321,735
iA Financial Corp., Inc.	7,197	993,752
LVIP Dimensional International Core Equity Fund-5

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†IAMGOLD Corp.	71,214	$1,129,002
†Imperial Metals Corp.	3,600	15,712
Imperial Oil Ltd.	4,174	467,571
Information Services Corp.	1,000	35,960
InPlay Oil Corp.	950	9,733
Intact Financial Corp.	7,161	1,477,946
†Interfor Corp.	3,205	29,491
†International Petroleum Corp.	7,662	166,066
†Ivanhoe Mines Ltd. Class A	16,400	128,471
Jamieson Wellness, Inc.	3,200	94,043
†Journey Energy, Inc.	3,866	11,149
†K92 Mining, Inc.	27,300	428,484
K-Bro Linen, Inc.	800	24,402
†Kelt Exploration Ltd.	13,500	83,289
Keyera Corp.	14,564	585,025
†Kinaxis, Inc.	239	25,660
Kinross Gold Corp.	41,035	971,588
†Knight Therapeutics, Inc.	6,900	47,922
Lassonde Industries, Inc. Class A	400	60,635
Laurentian Bank of Canada	3,062	86,705
Leon's Furniture Ltd.	2,194	36,849
†Lightspeed Commerce, Inc.	7,805	81,874
Linamar Corp.	2,641	187,277
Loblaw Cos. Ltd.	9,808	444,947
†Lucara Diamond Corp.	28,465	3,011
Lundin Gold, Inc.	8,218	443,335
Lundin Mining Corp.	12,036	293,294
†LunR Royalties Corp.	1,716	22,868
Magellan Aerospace Corp.	1,000	24,086
Magna International, Inc.	19,865	1,304,336
Mainstreet Equity Corp.	200	23,979
†Major Drilling Group International, Inc.	6,566	69,769
Manulife Financial Corp.	19,473	789,008
Maple Leaf Foods, Inc.	3,822	82,221
Martinrea International, Inc.	4,900	34,550
†Mattr Corp.	6,434	58,386
†MDA Space Ltd.	4,463	184,405
Medical Facilities Corp.	2,000	25,242
Meren Energy, Inc.	5,800	7,893
Methanex Corp.	4,975	229,604
Metro, Inc.	10,218	653,318
Morguard Corp.	186	16,319
MTY Food Group, Inc.	1,659	43,971
Mullen Group Ltd.	10,500	160,952
National Bank of Canada	5,611	885,852
Neo Performance Materials, Inc.	900	23,594
†NFI Group, Inc.	3,300	55,425
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
North American Construction Group Ltd.	1,200	$15,958
North West Co., Inc.	5,900	205,424
Northland Power, Inc.	25,436	400,663
Nutrien Ltd.	20,727	1,304,775
†Obsidian Energy Ltd.	2,900	23,577
OceanaGold Corp.	26,255	658,111
Open Text Corp.	15,573	344,942
OR Royalties, Inc.	3,402	107,605
†Organigram Global, Inc.	1,466	1,495
Pan American Silver Corp.	21,002	941,068
Paramount Resources Ltd. Class A	5,950	113,861
Parex Resources, Inc.	7,512	113,296
Pason Systems, Inc.	4,862	42,269
Pembina Pipeline Corp.	22,840	1,056,350
Pet Valu Holdings Ltd.	1,700	22,031
Petrus Resources Ltd.	1,100	1,280
Peyto Exploration & Development Corp.	22,795	380,278
PHX Energy Services Corp.	5,110	38,336
Pine Cliff Energy Ltd.	9,500	3,818
Pizza Pizza Royalty Corp.	3,000	27,308
Polaris Renewable Energy, Inc.	2,900	31,285
Pollard Banknote Ltd.	800	9,939
†Precision Drilling Corp.	1,160	88,926
Premium Brands Holdings Corp.	4,539	269,156
Pulse Seismic, Inc.	4,700	11,234
†Quarterhill, Inc.	21,100	35,706
Quebecor, Inc. Class B	11,198	534,456
RB Global, Inc.	3,019	351,563
†Real Matters, Inc.	544	1,995
Restaurant Brands International, Inc.	7,205	522,440
Richelieu Hardware Ltd.	3,600	103,463
Rogers Communications, Inc. Class B	15,891	516,538
Rogers Sugar, Inc.	14,422	69,453
Royal Bank of Canada	42,593	8,817,769
Russel Metals, Inc.	6,029	255,698
Saputo, Inc.	13,162	381,241
Savaria Corp.	3,400	71,057
Secure Waste Infrastructure Corp.	24,550	383,591
†Shopify, Inc. Class A	2,703	308,776
Sienna Senior Living, Inc.	5,111	78,886
South Bow Corp.	10,939	385,490
†Spartan Delta Corp.	12,630	101,966
Spin Master Corp.	2,766	39,747
Sprott, Inc.	1,133	127,293
†SSR Mining, Inc.	13,025	368,273
Stantec, Inc.	5,345	368,397
Stella-Jones, Inc.	5,346	295,448
LVIP Dimensional International Core Equity Fund-6

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
StorageVault Canada, Inc.	8,303	$27,281
Strathcona Resources Ltd.	508	13,493
Sun Life Financial, Inc.	21,132	1,657,904
Suncor Energy, Inc.	60,608	3,253,437
Superior Plus Corp.	13,574	74,749
Sylogist Ltd.	1,458	3,814
Tamarack Valley Energy Ltd.	58,860	513,378
TC Energy Corp.	7,388	489,751
Teck Resources Ltd. Class B	18,365	1,092,347
TerraVest Industries, Inc.	1,100	90,040
TFI International, Inc.	3,180	457,436
Thomson Reuters Corp.	1,221	99,707
†Tidewater Midstream & Infrastructure Ltd.	909	10,851
†Tilray Brands, Inc.	2,052	9,213
TMX Group Ltd.	6,345	207,720
Torex Gold Resources, Inc.	11,288	449,291
Toromont Industries Ltd.	5,000	822,210
Toronto-Dominion Bank	28,425	3,451,660
Total Energy Services, Inc.	3,299	51,360
Tourmaline Oil Corp.	17,585	735,266
TransAlta Corp.	23,698	327,784
Transcontinental, Inc. Class A	9,400	37,713
†Trekor Metals Ltd.	18,300	126,194
Trican Well Service Ltd.	26,370	124,947
Triple Flag Precious Metals Corp.	2,775	83,167
†Trisura Group Ltd.	1,500	46,928
Vermilion Energy, Inc.	10,323	96,706
VersaBank	900	20,941
Wajax Corp.	2,500	54,416
†Well Health Technologies Corp.	23,405	68,321
†Wesdome Gold Mines Ltd.	15,690	269,382
West Fraser Timber Co. Ltd.	3,571	241,737
†Western Forest Products, Inc.	1,140	14,211
Westshore Terminals Investment Corp.	3,378	89,223
Wheaton Precious Metals Corp.	1,372	154,103
Whitecap Resources, Inc.	114,260	1,186,633
Winpak Ltd.	2,447	74,915
WSP Global, Inc.	4,104	508,858
Yellow Pages Ltd.	1,047	9,486
		98,062,137
Chile–0.05%
Antofagasta PLC	8,760	444,597
		444,597
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China–0.11%
Belimo Holding AG	393	$441,880
Yangzijiang Shipbuilding Holdings Ltd.	155,900	413,572
		855,452
Cyprus–0.01%
Atalaya Mining Copper SA	5,531	60,052
		60,052
Denmark–1.68%
AL Sydbank	3,331	293,956
ALK-Abello AS	6,293	235,380
Alm Brand AS	89,666	222,052
Ambu AS Class B	14,549	135,902
AP Moller - Maersk AS Class A	48	110,798
AP Moller - Maersk AS Class B	79	187,668
†Bang & Olufsen AS	8,549	11,840
†Bavarian Nordic AS	9,454	264,470
†Better Collective AS	3,283	39,594
†Cadeler AS	3,853	21,116
Carlsberg AS Class B	4,870	637,285
cBrain AS	1,143	8,488
Chemometec AS	619	34,378
Coloplast AS Class B	4,219	240,290
Columbus AS	4,653	7,070
D/S Norden AS	1,734	72,939
Danske Bank AS	12,379	663,546
†Demant AS	7,201	295,777
†Dfds AS	2,231	38,289
DSV AS	2,582	614,395
FLSmidth & Co. AS	4,638	339,890
†Genmab AS	1,942	532,404
†GN Store Nord AS	10,242	136,982
H Lundbeck AS	32,365	210,485
H Lundbeck AS Class A	3,565	19,954
†H&H International AS Class B	1,148	16,990
ISS AS	15,650	640,665
Jeudan AS	571	17,991
Jyske Bank AS	4,190	606,282
Matas AS	4,345	58,367
†Netcompany Group AS	4,075	186,464
†NKT AS	5,161	772,311
†NNIT AS	488	2,925
Novo Nordisk AS Class B	58,408	2,805,156
Novonesis Novozymes B Class B	6,392	403,454
†NTG Nordic Transport Group AS Class A	319	9,407
†Orsted AS	7,350	165,225
Pandora AS	3,491	401,069
Per Aarsleff Holding AS	1,428	161,384
LVIP Dimensional International Core Equity Fund-7

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Ringkjoebing Landbobank AS	2,298	$545,402
Rockwool AS Class A	4,020	133,251
Rockwool AS Class B	6,779	217,429
Royal Unibrew AS	3,914	258,019
†RTX AS	299	4,360
Scandinavian Tobacco Group AS Class A	5,273	53,659
Schouw & Co. AS	1,213	108,120
SJF Bank AS	1,222	69,110
†Solar AS Class B	701	20,222
SP Group AS	573	35,273
Tivoli AS	204	19,584
Tryg AS	20,459	465,708
†Zealand Pharma AS	221	9,810
		13,562,585
Faeroe Islands–0.11%
Vestas Wind Systems AS	30,458	862,369
		862,369
Finland–1.49%
Afarak Group SE	29,162	8,334
Aktia Bank OYJ	3,682	47,492
Alandsbanken Abp Class B	968	48,445
Alma Media OYJ	1,259	18,845
Anora Group OYJ	1,138	4,518
Aspo OYJ	1,168	8,010
Atria OYJ	742	12,911
Elisa OYJ	7,218	302,918
Enento Group OYJ	540	8,788
eQ OYJ	68	769
Finnair OYJ	6,784	41,065
Fiskars OYJ Abp	1,943	29,306
Fortum OYJ	25,122	581,184
F-Secure OYJ	4,404	10,373
Gofore OYJ	497	5,561
Harvia OYJ	1,547	73,543
Hiab OYJ Class B	3,729	236,364
Huhtamaki OYJ	8,841	265,682
†Incap OYJ	669	6,773
Kalmar OYJ Class B	2,504	110,022
Kemira OYJ	10,616	199,208
Kesko OYJ Class A	6,926	154,500
Kesko OYJ Class B	27,825	622,092
Kone OYJ Class B	11,343	645,246
Konecranes OYJ	16,551	508,798
†Lassila & Tikanoja OYJ	2,818	21,930
†Lindex Group OYJ	1,585	3,778
Lumo Kodit OYJ	4,303	36,517
Luotea PLC	2,818	5,699
Mandatum OYJ	16,915	106,174
Marimekko OYJ	2,270	27,340
†Metsa Board OYJ Class B	8,243	25,661
Metso OYJ	40,602	706,028
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Neste OYJ	16,586	$541,533
Nokia OYJ	29,710	396,219
Nordea Bank Abp	53,409	1,013,538
Olvi OYJ Class A	983	35,942
Oma Saastopankki OYJ	488	6,424
Oriola OYJ Class B	10,932	11,267
Orion OYJ Class A	1,949	159,720
Orion OYJ Class B	10,627	872,981
Outokumpu OYJ	40,076	230,798
Ponsse OYJ	944	24,603
Puuilo OYJ	6,098	125,197
†QT Group OYJ	1,937	51,369
Raisio OYJ Class V	7,767	22,676
†Revenio Group OYJ	1,322	18,428
Sampo OYJ Class A	104,636	1,097,779
Sanoma OYJ	6,672	64,535
Scanfil OYJ	1,600	22,779
Stora Enso OYJ Class R	37,529	400,350
Taaleri PLC	1,347	11,007
Terveystalo OYJ	8,626	75,515
Tieto OYJ	7,552	158,028
Tokmanni Group Corp.	3,405	27,558
UPM-Kymmene OYJ	26,772	709,656
Vaisala OYJ Class A	1,389	90,892
Valmet OYJ	8,893	214,821
Wartsila OYJ Abp	18,118	691,966
†YIT OYJ	11,776	35,408
		11,994,863
France–6.88%
†74Software SA	654	26,602
ABC arbitrage	1,320	7,815
Accor SA	4,406	255,570
Aeroports de Paris SA	2,815	367,060
†Air France-KLM	4,267	66,423
Air Liquide SA	4,946	979,441
Airbus SE	4,970	1,105,784
AKWEL SADIR	593	4,607
†Alstom SA	24,249	423,643
Alten SA	1,490	90,399
Amundi SA	3,603	345,866
Arkema SA	4,036	254,591
Assystem SA	625	28,649
Aubay	366	23,004
AXA SA	20,506	1,027,544
Ayvens SA	6,728	88,624
†Bastide le Confort Medical	242	6,526
Beneteau SACA	2,509	18,557
BioMerieux	1,487	116,731
BNP Paribas SA	16,646	1,944,139
Boiron SA	814	25,763
Bonduelle SCA	1,767	15,344
Bouygues SA	18,535	1,035,064
Bureau Veritas SA	20,722	634,690
Canal & SA	53,250	172,984
LVIP Dimensional International Core Equity Fund-8

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Capgemini SE	5,664	$568,623
Carrefour SA	51,734	960,440
CBo Territoria	2,578	11,404
Cie de Saint-Gobain SA	20,418	1,851,553
Cie des Alpes	1,197	30,186
Cie Generale des Etablissements Michelin SCA	31,145	1,203,140
†Clariane SE	13,955	65,532
Coface SA	12,523	215,611
Credit Agricole SA	17,941	360,849
Danone SA	9,254	756,406
Dassault Aviation SA	251	82,449
Dassault Systemes SE	5,818	118,671
Derichebourg SA	9,326	101,532
Edenred SE	5,717	146,962
Eiffage SA	7,454	1,099,503
Electricite de Strasbourg SA	55	12,757
Elior Group SA	18,422	41,162
Elis SA	20,316	629,330
Engie SA	90,297	2,842,055
†Eramet SA	748	38,424
EssilorLuxottica SA	1,655	310,762
Etablissements Maurel et Prom SA	5,157	45,483
†Euroapi SA	433	660
†Eutelsat Communications SACA	22,371	61,746
Exel Industries SA Class A	95	2,432
Exosens SAS	616	40,234
FDJ UNITED	5,290	129,305
Fnac Darty SA	1,775	69,970
†Foraco International SA	11,100	21,288
†Forvia SE	11,277	112,906
Gaztransport Et Technigaz SA	3,642	771,826
Getlink SE	857	18,217
GL Events SACA	866	33,234
Groupe Crit SA	390	23,083
†Guerbet	783	8,101
Haulotte Group SA	610	1,526
Havas NV	5,325	103,959
Hermes International SCA	391	715,019
†ID Logistics Group SACA	292	114,184
Imerys SA	3,470	83,679
Infotel SA	163	7,127
Interparfums SA	946	27,435
Ipsen SA	3,454	665,652
IPSOS SA	2,060	82,053
Jacquet Metals SACA	1,315	30,727
JCDecaux SE	7,067	155,524
Kaufman & Broad SA	1,136	31,226
Kering SA	2,865	810,413
Legrand SA	6,845	1,159,846
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Linedata Services	45	$2,113
LISI SA	720	54,093
LNA Sante SA	494	19,582
L'Oreal SA	2,433	1,066,522
LVMH Moet Hennessy Louis Vuitton SE	5,805	3,210,514
†Maisons du Monde SA	2,504	645
Manitou BF SA	943	20,377
Mersen SA	1,140	54,446
Metropole Television SA	2,859	39,345
Nexans SA	3,211	534,448
†Nexity SA	4,128	37,026
North Atlantic Energies	331	16,578
Oeneo SA	52	542
Opmobility	5,226	81,585
Orange SA	135,758	2,560,230
†OVH Groupe SA	832	13,686
Pernod Ricard SA	6,432	467,528
Publicis Groupe SA	10,545	1,042,087
Quadient SA	3,215	43,460
Remy Cointreau SA	889	43,720
Renault SA	14,140	406,206
Rexel SA	18,255	799,761
Robertet SA	34	31,340
Rubis SCA	4,589	161,051
Safran SA	5,498	2,166,656
Samse SACA	6	826
Sanofi SA	13,008	1,112,230
Sartorius Stedim Biotech	151	31,310
Savencia SA	292	22,220
Schneider Electric SE	3,142	1,028,143
SCOR SE	13,199	478,728
SEB SA	2,192	115,525
Seche Environnement SACA	286	26,024
†SMCP SA	2,424	13,636
Societe BIC SA	2,741	178,620
Societe Generale SA	19,966	1,767,193
Societe LDC SADIR	388	53,579
Sodexo SA	6,397	370,007
†SOITEC	1,460	196,455
Sopra Steria Group	929	148,460
SPIE SA	14,328	824,891
Stef SA	359	48,403
STMicroelectronics NV	4,401	329,591
Synergie SE	615	19,394
Technip Energies NV	14,158	535,192
Teleperformance SE	4,051	213,003
Television Francaise 1 SA	5,220	39,723
Thales SA	2,330	598,813
Thermador Groupe	504	45,286
TotalEnergies SE	51,052	3,948,173
Trigano SA	519	83,360
†Ubisoft Entertainment SA	6,482	39,817
Valeo SE	16,467	241,979
LVIP Dimensional International Core Equity Fund-9

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Vallourec SACA	15,940	$372,412
Veolia Environnement SA	14,552	606,400
Vetoquinol SA	184	14,907
Vicat SACA	1,860	134,962
VIEL & Cie SA	790	16,287
Vinci SA	18,920	2,763,229
†Virbac SACA	258	97,998
†Viridien	898	85,489
†Voltalia SA	4,227	35,430
Wavestone	400	17,864
†Worldline SA	2,226	26,123
		55,394,849
Georgia–0.03%
TBC Bank Group PLC	3,641	213,918
		213,918
Germany–6.60%
1&1 AG	2,936	63,562
†7C Solarparken AG	6,043	11,600
Adesso SE	209	12,081
adidas AG	4,249	872,020
Adtran Networks SE	574	15,085
All for One Group SE	186	6,538
Allgeier SE	430	7,879
Allianz SE	8,740	4,137,061
Alzchem Group AG	689	136,763
†Amadeus Fire AG	434	9,725
Atoss Software SE	778	59,671
†Aumovio SE	5,805	239,637
Aurubis AG	2,584	535,593
BASF SE	41,522	2,219,478
Basler AG	591	19,130
Bayer AG	54,901	3,036,474
Bayerische Motoren Werke AG	7,891	518,034
†BayWa AG	3,483	10,327
Bechtle AG	5,464	194,062
Beiersdorf AG	3,726	320,896
†Bertrandt AG	393	3,996
Bijou Brigitte AG	197	10,422
Bilfinger SE	2,251	206,920
Borussia Dortmund GmbH & Co. KGaA	4,770	16,351
†BRANICKS Group AG	2,395	2,805
Brenntag SE	8,124	493,998
†Brockhaus Technologies AG	330	7,277
CANCOM SE	3,172	84,493
Carl Zeiss Meditec AG	589	17,909
†Ceconomy AG	18,578	87,875
†CENIT AG	409	3,963
Cewe Stiftung & Co. KGaA	635	66,107
Commerzbank AG	28,131	1,198,230
Continental AG	11,610	960,671
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
CTS Eventim AG & Co. KGaA	4,171	$243,623
Daimler Truck Holding AG	17,991	867,689
Dermapharm Holding SE	146	7,858
Deutsche Bank AG	30,675	1,038,870
Deutsche Boerse AG	3,664	999,355
Deutsche Lufthansa AG	40,384	462,754
Deutsche Post AG	22,008	1,338,008
Deutsche Telekom AG	100,237	2,732,889
Deutsche Wohnen SE	2,779	59,511
Draegerwerk AG & Co. KGaA	351	28,664
Duerr AG	4,595	93,180
DWS Group GmbH & Co. KGaA	3,439	258,354
E.ON SE	84,471	1,737,053
Eckert & Ziegler SE	3,729	65,133
†EDAG Engineering Group AG	427	1,545
Elmos Semiconductor SE	625	129,480
ElringKlinger AG	2,669	14,882
Energiekontor AG	647	28,882
Evonik Industries AG	17,251	313,028
†Evotec SE	3,436	19,612
Fielmann Group AG	2,749	134,525
flatexDEGIRO SE	8,369	359,333
Fraport AG Frankfurt Airport Services Worldwide	4,548	379,583
Freenet AG	12,853	331,300
Fresenius Medical Care AG	14,806	670,279
Fresenius SE & Co. KGaA	14,982	684,474
Friedrich Vorwerk Group SE	745	57,440
FUCHS SE	2,760	102,557
GEA Group AG	14,099	968,120
†Gerresheimer AG	2,530	80,466
Gesco SE	598	9,019
GFT Technologies SE	1,564	36,860
Hannover Rueck SE	2,300	636,953
Hapag-Lloyd AG	917	116,826
Hawesko Holding SE	179	3,492
Heidelberg Materials AG	7,001	1,335,580
†Heidelberger Druckmaschinen AG	22,239	35,188
†HelloFresh SE	9,987	45,114
Henkel AG & Co. KGaA	3,863	305,711
Hensoldt AG	4,974	386,354
HOCHTIEF AG	665	385,466
Hornbach Holding AG & Co. KGaA	1,130	101,413
HUGO BOSS AG	2,853	122,567
Indus Holding AG	1,095	32,387
Infineon Technologies AG	11,928	1,123,640
LVIP Dimensional International Core Equity Fund-10

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Init Innovation in Traffic Systems SE	792	$42,013
Instone Real Estate Group SE	2,366	20,129
†IONOS Group SE	493	15,380
IVU Traffic Technologies AG	706	16,376
Jenoptik AG	4,132	222,791
JOST Werke SE	1,381	82,238
K&S AG	11,345	171,141
KION Group AG	5,448	241,843
†Knaus Tabbert AG	280	3,500
Knorr-Bremse AG	5,158	600,183
†Koenig & Bauer AG	1,264	13,086
†Kontron AG	3,697	98,338
Krones AG	1,487	190,973
KWS Saat SE & Co. KGaA	831	63,996
Lanxess AG	9,388	162,821
LEG Immobilien SE	4,698	296,731
Leifheit AG	726	12,070
†Medios AG	155	2,139
Mercedes-Benz Group AG	15,185	763,785
Merck KGaA	1,380	231,350
MLP SE	5,885	49,195
MTU Aero Engines AG	2,647	1,103,013
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,008	1,679,849
Mutares SE & Co. KGaA	1,588	49,412
Nagarro SE	732	62,704
Nemetschek SE	2,380	144,897
†Nordex SE	10,634	561,055
†Norma Group SE	1,945	39,006
†Pentixapharm Holding AG	835	2,233
Pfeiffer Vacuum Technology AG	127	25,017
ProCredit Holding AG	1,188	11,079
†Puma SE	7,360	223,709
†PVA TePla AG	1,431	74,032
†Q Beyond Ag Konv Namens Aktien	2,200	8,845
Rational AG	406	297,430
RENK Group AG	3,492	168,564
Rheinmetall AG	829	943,221
RWE AG	22,704	1,468,268
Salzgitter AG	2,086	108,026
SAP SE	5,953	917,644
Schaeffler AG	4,150	40,394
Schott Pharma AG & Co. KGaA	1,218	24,100
Scout24 SE	2,431	201,176
Secunet Security Networks AG	79	15,267
†SGL Carbon SE	5,077	25,823
Siemens AG	3,249	1,044,576
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Siemens Energy AG	8,603	$1,640,089
Siemens Healthineers AG	11,165	435,463
†Siltronic AG	1,331	124,356
Sixt SE	1,296	94,452
†SMA Solar Technology AG	531	38,329
STRATEC SE	652	12,516
Stroeer SE & Co. KGaA	3,284	128,134
Suedzucker AG	6,024	72,277
†Surteco Group SE	358	3,947
SUSS MicroTec SE	770	82,253
Symrise AG	5,625	564,243
TAG Immobilien AG	11,343	183,177
†Takkt AG	2,185	5,719
Talanx AG	3,083	389,952
†TeamViewer SE	12,516	70,397
Technotrans SE	604	22,285
thyssenkrupp AG	34,721	413,502
TUI AG	44,766	370,268
United Internet AG	5,741	150,951
†Verbio SE	845	28,719
Volkswagen AG	1,478	121,845
Vonovia SE	17,215	424,685
Vossloh AG	1,249	89,752
†Wacker Chemie AG	1,036	107,640
Wacker Neuson SE	2,330	49,843
Washtec AG	765	33,827
†Westwing Group SE	83	1,575
Wuestenrot & Wuerttembergische AG	1,974	32,942
†Zalando SE	14,434	418,240
Zeal Network SE	373	18,028
		53,140,474
Greece–0.00%
Okeanis Eco Tankers Corp.	941	46,487
		46,487
Guernsey–0.00%
=†πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–1.58%
AIA Group Ltd.	203,400	1,862,174
Analogue Holdings Ltd.	86,000	10,225
ASMPT Ltd.	7,500	231,202
Bank of East Asia Ltd.	103,424	165,582
BOC Hong Kong Holdings Ltd.	61,000	331,019
†Bright Smart Securities & Commodities Group Ltd.	108,000	95,850
=†Brightoil Petroleum Holdings Ltd.	123,000	0
Budweiser Brewing Co. APAC Ltd.	57,600	44,948
=†Burwill Holdings Ltd.	208,000	0
LVIP Dimensional International Core Equity Fund-11

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Cafe de Coral Holdings Ltd.	34,000	$22,383
Cathay Pacific Airways Ltd.	122,909	204,094
†Central New Energy Holding Group Ltd.	31,000	33,598
Chinese Estates Holdings Ltd.	79,500	10,643
Chow Sang Sang Holdings International Ltd.	30,000	37,249
CITIC Telecom International Holdings Ltd.	159,000	50,075
CK Asset Holdings Ltd.	65,780	371,621
CK Hutchison Holdings Ltd.	46,180	391,405
CK Infrastructure Holdings Ltd.	16,500	125,799
†CK Life Sciences International Holdings, Inc.	194,000	14,118
CLP Holdings Ltd.	21,500	200,956
C-Mer Medical Holdings Ltd.	18,000	2,162
Cowell e Holdings, Inc.	9,000	27,024
Crystal International Group Ltd.	46,500	33,650
CTF Services Ltd.	27,560	27,118
Dah Sing Banking Group Ltd.	44,000	65,033
Dah Sing Financial Holdings Ltd.	16,800	80,945
†Deep Source Holdings Ltd.	670,000	43,609
Eagle Nice International Holdings Ltd.	4,000	1,403
†EC Healthcare	23,000	1,189
†Esprit Holdings Ltd.	1,200	67
Fairwood Holdings Ltd.	6,000	3,456
†Far East Consortium International Ltd.	150,022	12,856
First Pacific Co. Ltd.	254,000	155,818
FSE Lifestyle Services Ltd.	22,000	14,345
Galaxy Entertainment Group Ltd.	39,000	146,817
Giordano International Ltd.	126,000	21,878
=†Gold Financial Holdings Ltd.	80,000	0
Great Eagle Holdings Ltd.	14,722	27,575
Guotai Junan International Holdings Ltd.	148,000	37,189
Hang Lung Group Ltd.	70,000	112,516
Hang Lung Properties Ltd.	150,494	132,576
Henderson Land Development Co. Ltd.	49,412	156,721
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
HK Electric Investments & HK Electric Investments Ltd.	105,000	$82,799
†HKR International Ltd.	50,160	6,303
HKT Trust & HKT Ltd.	231,000	343,669
Hong Kong & China Gas Co. Ltd.	215,362	178,853
Hong Kong Exchanges & Clearing Ltd.	18,743	872,055
†Hong Kong Technology Venture Co. Ltd.	17,000	2,341
†Hongkong & Shanghai Hotels Ltd.	43,044	28,891
Hongkong Land Holdings Ltd.	38,800	276,415
Hutchison Telecommunications Hong Kong Holdings Ltd.	78,000	10,954
Hysan Development Co. Ltd.	34,000	71,734
IGG, Inc.	89,000	36,950
Johnson Electric Holdings Ltd.	47,496	118,330
Karrie International Holdings Ltd.	52,000	13,606
Kerry Properties Ltd.	58,000	133,946
KLN Logistics Group Ltd.	43,500	30,507
Kowloon Development Co. Ltd.	38,854	23,361
†Lai Sun Development Co. Ltd.	45,450	4,172
†Lai Sun Garment International Ltd.	32,185	2,667
Liu Chong Hing Investment Ltd.	10,000	5,461
Luk Fook Holdings International Ltd.	30,000	84,820
Man Wah Holdings Ltd.	167,200	63,897
†Melco International Development Ltd.	52,500	21,065
†Melco Resorts & Entertainment Ltd. ADR	600	3,162
Midland Holdings Ltd.	68,000	20,018
Modern Dental Group Ltd.	35,000	26,628
MTR Corp. Ltd.	15,438	60,209
NagaCorp Ltd.	81,321	36,744
Nameson Holdings Ltd.	38,000	3,835
†New World Development Co. Ltd.	146,769	118,941
=†NewOcean Energy Holdings Ltd.	62,000	0
Nissin Foods Co. Ltd.	36,000	30,279
Oriental Watch Holdings	24,000	10,046
=†Pacific Andes International Holdings Ltd.	338,000	0
LVIP Dimensional International Core Equity Fund-12

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Pacific Basin Shipping Ltd.	544,000	$187,602
Pacific Textiles Holdings Ltd.	82,000	9,006
PAX Global Technology Ltd.	26,000	11,151
PCCW Ltd.	202,444	137,702
Perfect Medical Health Management Ltd.	42,000	5,784
Pico Far East Holdings Ltd.	58,000	16,071
Plover Bay Technologies Ltd.	24,000	24,414
Power Assets Holdings Ltd.	23,000	167,596
PRADA SpA	16,200	82,361
Prudential PLC	47,956	636,952
Public Financial Holdings Ltd.	24,000	4,232
Regina Miracle International Holdings Ltd.	29,000	6,545
Sa Sa International Holdings Ltd.	78,000	9,156
Samsonite Group SA	89,700	156,422
†Shandong Hi-Speed Holdings Group Ltd.	22,000	1,462
Shangri-La Asia Ltd.	84,000	43,032
†Shenwan Hongyuan HK Ltd.	50,000	5,836
†Shun Tak Holdings Ltd.	92,000	6,008
SITC International Holdings Co. Ltd.	90,000	361,040
†SJM Holdings Ltd.	225,250	41,974
SmarTone Telecommunications Holdings Ltd.	33,500	19,845
Soundwill Holdings Ltd.	5,000	3,951
Stella International Holdings Ltd.	62,000	97,942
Sun Hung Kai Properties Ltd.	22,500	323,850
SUNeVision Holdings Ltd.	70,000	39,040
Swire Pacific Ltd. Class A	16,000	167,127
Swire Pacific Ltd. Class B	25,000	39,789
Swire Properties Ltd.	29,000	76,171
Tai Hing Group Holdings Ltd.	62,000	8,459
Techtronic Industries Co. Ltd.	32,500	540,851
†Television Broadcasts Ltd.	36,000	10,256
†Texhong International Group Ltd.	34,000	25,881
Transport International Holdings Ltd.	15,814	19,313
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
United Laboratories International Holdings Ltd.	104,000	$112,027
Vitasoy International Holdings Ltd.	46,000	38,105
Viva Goods Co. Ltd.	152,000	7,365
VSTECS Holdings Ltd.	60,000	68,244
VTech Holdings Ltd.	16,900	111,105
WH Group Ltd.	499,841	529,989
Wharf Real Estate Investment Co. Ltd.	69,000	188,438
Wing Tai Properties Ltd.	16,000	4,090
Xinyi Glass Holdings Ltd.	154,145	167,997
Yue Yuen Industrial Holdings Ltd.	99,500	155,695
		12,699,422
Ireland–0.81%
AIB Group PLC	117,129	1,376,556
Bank of Ireland Group PLC	69,296	1,380,582
C&C Group PLC	30,551	38,093
Cairn Homes PLC	39,555	111,657
Cosmo NV	627	51,547
DCC PLC	8,018	663,614
Experian PLC	22,326	752,466
FBD Holdings PLC	1,875	36,635
Glanbia PLC	12,100	338,383
†Glenveagh Properties PLC	29,794	85,335
Grafton Group PLC CDI	13,398	160,069
Hostelworld Group PLC	9,886	14,718
Irish Continental Group PLC	11,875	84,395
†James Hardie Industries PLC CDI	8,620	227,907
Kerry Group PLC Class A	4,174	382,884
Kingspan Group PLC	8,830	807,507
Permanent TSB Group Holdings PLC	929	3,182
		6,515,530
Isle Of Man–0.00%
†Strix Group PLC	4,499	2,303
		2,303
Israel–1.34%
Afcon Holdings Ltd.	147	24,294
†AFI Properties Ltd.	644	41,953
Africa Israel Residences Ltd.	328	23,911
†Airport City Ltd.	1,921	34,480
Alrov Properties & Lodgings Ltd.	323	29,263
Amot Investments Ltd.	3,705	23,056
Arad Ltd.	603	11,795
†Ashdod Refinery Ltd.	681	23,048
LVIP Dimensional International Core Equity Fund-13

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Ashtrom Group Ltd.	2,536	$53,270
AudioCodes Ltd.	1,429	13,833
Aura Investments Ltd.	3,437	21,264
Automatic Bank Services Ltd.	1,267	9,890
Azorim-Investment Development & Construction Co. Ltd.	3,495	19,555
Azrieli Group Ltd.	561	76,059
Bank Hapoalim BM	33,331	768,794
Bank Leumi Le-Israel BM	58,512	1,309,416
†Bet Shemesh Engines Holdings 1997 Ltd.	166	47,316
Bezeq The Israeli Telecommunication Corp. Ltd.	68,119	160,704
Big Shopping Centers Ltd.	416	94,105
Blue Square Real Estate Ltd.	300	32,712
†Camtek Ltd.	127	20,276
Carasso Motors Ltd.	1,579	17,723
Cellcom Israel Ltd.	9,940	102,748
Clal Insurance Enterprises Holdings Ltd.	5,502	422,013
Danel Adir Yeoshua Ltd.	306	46,786
Delek Automotive Systems Ltd.	1,180	6,378
Delek Group Ltd.	768	195,148
Delta Galil Ltd.	858	47,057
Delta Israel Brands Ltd.	528	22,122
Dor Alon Energy in Israel 1988 Ltd.	819	49,539
†Doral Group Renewable Energy Resources Ltd.	426	11,002
El Al Israel Airlines	30,369	151,362
Elbit Systems Ltd.	59	44,764
Electra Consumer Products 1970 Ltd.	515	13,088
Electra Ltd.	2,640	99,803
Energix-Renewable Energies Ltd.	3,344	29,367
†Enlight Renewable Energy Ltd.	977	86,937
†Equital Ltd.	1,918	66,893
†Fattal Holdings 1998 Ltd.	340	80,156
First International Bank of Israel Ltd.	3,535	250,375
FMS Enterprises Migun Ltd.	399	30,141
Formula Systems 1985 Ltd.	762	79,370
Fox Wizel Ltd.	537	50,942
Gav-Yam Lands Corp. Ltd.	1	7
†Gilat Satellite Networks Ltd.	1,455	19,407
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Hagag Group Real Estate Development	2,121	$16,231
†Hamat Group Ltd.	832	4,451
Harel Insurance Investments & Financial Services Ltd.	4,404	231,999
Hilan Ltd.	1,352	87,238
ICL Group Ltd.	12,701	63,707
IDI Insurance Co. Ltd.	1,056	81,624
Ilex Medical Ltd.	301	4,959
Inrom Construction Industries Ltd.	7,985	64,485
Isracard Ltd.	1	3
Israel Canada TR Ltd.	3,989	23,605
Israel Discount Bank Ltd. Class A	35,845	354,913
Israel Shipyards Industries Ltd.	315	12,862
Isras Investment Co. Ltd.	128	36,063
†Isrotel Ltd.	230	10,634
Issta Ltd.	731	22,763
Kamada Ltd.	634	4,667
†Kvutzat Acro Ltd.	988	14,445
Land Development Nimrodi Group Ltd.	991	11,594
Libra Insurance Co. Ltd.	1,755	11,701
M Yochananof & Sons Ltd.	297	33,908
†Malam - Team Ltd.	1,739	41,724
†Matrix IT Ltd.	3,801	96,616
Max Stock Ltd.	5,071	61,459
†Maytronics Ltd.	4,037	3,328
Mediterranean Towers Ltd.	4,876	25,965
Mega Or Holdings Ltd.	1,052	212,008
Meitav Investment House Ltd.	3,316	144,036
Menora Mivtachim Holdings Ltd.	1,710	256,673
Meshulam Levinstein Contracting & Engineering Ltd.	119	17,775
†Migdal Insurance & Financial Holdings Ltd.	23,802	132,363
Mivne Real Estate KD Ltd.	11,443	49,821
Mizrahi Tefahot Bank Ltd.	5,895	390,436
Neto Malinda Trading Ltd.	834	38,398
Next Vision Stabilized Systems Ltd.	338	27,328
†Nexxen International Ltd.	1,693	15,288
†Nice Ltd. Sponsored ADR	256	23,258
†Nova Ltd.	178	94,666
Oil Refineries Ltd.	183,266	96,995
One Software Technologies Ltd.	3,774	72,130
†OPC Energy Ltd.	1	21
LVIP Dimensional International Core Equity Fund-14

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Palram Industries 1990 Ltd.	1,245	$17,898
Partner Communications Co. Ltd.	13,905	169,844
Paz Retail & Energy Ltd.	978	260,051
†Perion Network Ltd.	1,094	10,488
Phoenix Financial Ltd.	5,653	312,548
Plasson Industries Ltd.	216	11,388
Plus500 Ltd.	7,503	476,320
Prashkovsky Investments & Construction Ltd.	354	18,036
Qualitau Ltd.	275	43,213
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	855	104,845
†Retailors Ltd.	581	4,772
Sano-Brunos Enterprises Ltd.	99	12,294
Scope Metals Group Ltd.	396	37,584
Shapir Engineering & Industry Ltd.	1,855	28,037
†Shikun & Binui Ltd.	5,574	35,584
Shufersal Ltd.	11,447	163,425
Strauss Group Ltd.	1,472	56,749
†Tadiran Group Ltd.	222	16,218
Tamar Petroleum Ltd.	4,115	33,127
Tel Aviv Stock Exchange Ltd.	4,798	198,827
Telsys Ltd.	266	32,019
†Teva Pharmaceutical Industries Ltd.	3,902	131,603
†Teva Pharmaceutical Industries Ltd. ADR	23,113	783,068
Tiv Taam Holdings 1 Ltd.	2,570	9,975
†Tower Semiconductor Ltd.	375	97,740
†Veridis Environment Ltd.	1,656	24,207
YD More Investments Ltd.	1,688	24,980
YH Dimri Construction & Development Ltd.	218	26,255
		10,795,357
Italy–3.00%
A2A SpA	184,125	474,889
ACEA SpA	4,679	116,053
Amplifon SpA	7,094	76,865
†Aquafil SpA	1,318	2,060
Ariston Holding NV	7,780	31,946
Arnoldo Mondadori Editore SpA	9,603	22,127
Ascopiave SpA	6,872	23,085
Avio SpA	695	25,019
Azimut Holding SpA	11,685	474,626
Banca Generali SpA	6,043	451,152
Banca IFIS SpA	3,214	46,729
Banca Mediolanum SpA	12,830	319,740
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Banca Monte dei Paschi di Siena SpA	84,830	$1,054,218
Banco BPM SpA	59,721	1,032,717
Banco di Desio e della Brianza SpA	4,685	71,153
†Biesse SpA	1,326	8,332
BPER Banca SpA	58,565	920,120
Brembo NV	9,727	114,103
Brunello Cucinelli SpA	2,623	248,129
Buzzi SpA	5,500	281,724
Cairo Communication SpA	9,743	27,568
Cementir Holding NV	4,464	74,268
†CIR SpA-Compagnie Industriali	42,425	33,688
Credito Emiliano SpA	8,887	172,864
Danieli & C Officine Meccaniche SpA	5,052	286,110
Datalogic SpA	1,618	10,766
Davide Campari-Milano NV	24,578	153,108
De' Longhi SpA	701	29,777
†Digital Bros SpA	331	4,021
doValue SpA	7,178	17,649
Emak SpA	9,453	9,321
Enav SpA	13,493	80,155
Enel SpA	188,229	2,159,059
Eni SpA	45,597	1,069,781
ERG SpA	2,617	71,536
Esprinet SpA	5,374	41,422
Ferrari NV	1,415	525,949
Fiera Milano SpA	2,210	21,302
Fila SpA	4,365	45,913
†Fincantieri SpA	6,244	71,080
FinecoBank Banca Fineco SpA	33,587	844,511
Gefran SpA	845	10,283
Generali	2,401	117,056
†Geox SpA	1,114	351
Hera SpA	78,787	328,625
†IMMSI SpA	4,790	2,657
Intercos SpA	2,105	31,171
Interpump Group SpA	611	23,823
Intesa Sanpaolo SpA	168,838	1,160,472
Iren SpA	40,187	113,810
Italgas SpA	37,951	439,482
Italmobiliare SpA	465	14,861
Iveco Group NV	21,372	339,859
Leonardo SpA	5,189	278,599
Lottomatica Group SpA	10,756	298,423
Maire SpA	16,272	266,221
MARR SpA	3,111	23,330
†MFE-MediaForEurope NV Class A	44,454	142,126
†MFE-MediaForEurope NV Class B	6,267	24,353
Moltiply Group SpA	912	35,419
LVIP Dimensional International Core Equity Fund-15

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Moncler SpA	9,205	$535,706
†NewPrinces SpA	1,500	26,628
Nexi SpA	52,890	214,121
Orsero SpA	805	14,124
OVS SpA	21,746	150,354
Pharmanutra SpA	227	22,747
Piaggio & C SpA	13,390	24,608
†Pirelli & C SpA	43,304	327,960
Poste Italiane SpA	9,286	303,963
Prysmian SpA	4,376	736,669
RAI Way SpA	11,719	67,772
Recordati Industria Chimica e Farmaceutica SpA	5,737	336,297
Reply SpA	1,653	173,171
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	18,545
Sabaf SpA	510	7,313
†Safilo Group SpA	12,675	24,808
Saipem SpA	135,361	680,526
†Salvatore Ferragamo SpA	2,493	31,082
Sanlorenzo SpA	1,112	45,577
Sesa SpA	587	60,277
Snam SpA	29,125	210,257
†Sogefi SpA	6,494	15,317
SOL SpA	2,599	172,832
Technogym SpA	10,871	188,974
†Telecom Italia SpA	129,247	1,176,824
Terna - Rete Elettrica Nazionale	32,902	384,199
TXT e-solutions SpA	355	15,131
UniCredit SpA	23,154	2,075,032
Unipol Assicurazioni SpA	25,105	701,696
Webuild SpA	41,543	108,281
Wiit SpA	1,331	52,628
Zignago Vetro SpA	1,442	11,838
		24,110,813
Japan–23.12%
& ST HD Co. Ltd.	3,000	63,932
&Do Holdings Co. Ltd.	1,500	8,754
77 Bank Ltd.	16,800	345,560
A&D HOLON Holdings Co. Ltd.	2,600	46,595
AB & Company Co. Ltd.	1,700	13,807
ABC-Mart, Inc.	1,800	31,003
Achilles Corp.	800	5,736
AD Works Group Co. Ltd.	8,700	21,251
ADEKA Corp.	9,000	234,669
Ad-sol Nissin Corp.	2,600	22,515
Advantest Corp.	13,000	2,674,468
Aeon Co. Ltd.	49,680	410,861
Aeon Fantasy Co. Ltd.	1,000	15,980
Aeon Hokkaido Corp.	4,200	21,562
AGC, Inc.	9,000	388,884
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ahresty Corp.	1,900	$8,115
Ai Holdings Corp.	2,000	33,093
Aica Kogyo Co. Ltd.	5,600	127,594
Aichi Financial Group, Inc.	22,490	193,353
Ain Holdings, Inc.	2,300	78,513
Air Water, Inc.	18,500	316,603
Airman Corp.	2,000	22,609
Airport Facilities Co. Ltd.	2,700	15,464
Aisan Industry Co. Ltd.	4,400	51,704
Aisin Corp.	22,200	301,402
Ajinomoto Co., Inc.	11,700	426,572
†Akebono Brake Industry Co. Ltd.	7,100	4,662
Akita Bank Ltd.	1,500	63,678
Albis Co. Ltd.	600	9,131
Alconix Corp.	2,700	41,686
Alfresa Holdings Corp.	13,100	175,720
Alinco, Inc.	2,100	13,650
Alpen Co. Ltd.	2,200	27,767
AlphaPolis Co. Ltd.	1,800	10,720
Alps Alpine Co. Ltd.	20,324	257,923
ALSOK Co. Ltd.	16,700	109,985
Altech Corp.	5,940	27,876
Amada Co. Ltd.	20,300	373,811
Amano Corp.	6,200	139,194
Amiyaki Tei Co. Ltd.	900	7,520
Amvis Holdings, Inc.	6,500	13,373
ANA Holdings, Inc.	4,300	78,721
Anest Iwata Corp.	1,300	13,585
Anycolor, Inc.	2,500	34,622
AOKI Holdings, Inc.	3,000	30,340
Aoyama Trading Co. Ltd.	10,200	43,288
Aoyama Zaisan Networks Co. Ltd.	1,300	10,003
Aozora Bank Ltd.	10,600	177,700
Arakawa Chemical Industries Ltd.	1,000	13,054
Arata Corp.	2,200	33,876
Araya Industrial Co. Ltd.	1,400	21,592
†ARCHION Corp.	41,500	73,763
ARCLANDS Corp.	4,918	58,275
Arcs Co. Ltd.	3,600	75,284
ARE Holdings, Inc.	5,500	100,359
Arealink Co. Ltd.	2,800	14,213
†Arent, Inc.	500	11,809
Argo Graphics, Inc.	4,000	29,859
Arisawa Manufacturing Co. Ltd.	3,800	61,632
Artience Co. Ltd.	4,500	120,367
As One Corp.	4,400	61,437
Asahi Co. Ltd.	1,900	15,103
Asahi Diamond Industrial Co. Ltd.	2,300	17,343
Asahi Group Holdings Ltd.	39,100	371,710
Asahi Intecc Co. Ltd.	8,200	192,258
LVIP Dimensional International Core Equity Fund-16

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Kasei Corp.	57,500	$639,520
Asahi Net, Inc.	1,400	5,268
Asahi Yukizai Corp.	1,300	57,899
Asanuma Corp.	5,000	26,015
Asia Pile Holdings Corp.	1,700	15,347
Asics Corp.	24,000	652,769
ASKA Pharmaceutical Holdings Co. Ltd.	1,600	22,768
ASKUL Corp.	1,100	8,081
Astellas Pharma, Inc.	79,500	1,063,445
Astena Holdings Co. Ltd.	2,300	7,095
Aucnet, Inc.	4,800	40,609
Autobacs Seven Co. Ltd.	5,600	50,349
Avant Group Corp.	2,000	13,445
Avantia Co. Ltd.	1,400	7,064
Awa Bank Ltd.	2,500	112,294
Axial Retailing, Inc.	6,400	43,969
Azbil Corp.	20,800	221,513
AZ-COM MARUWA Holdings, Inc.	6,400	31,589
AZOOM Co. Ltd.	600	15,457
Bandai Namco Holdings, Inc.	16,800	389,442
Bando Chemical Industries Ltd.	3,400	46,410
†Bank of Innovation, Inc.	400	11,946
Bank of Iwate Ltd.	5,600	71,237
Bank of Kochi Ltd.	500	3,848
Bank of Nagoya Ltd.	3,900	144,240
Bank of Saga Ltd.	1,500	49,005
Bank of the Ryukyus Ltd.	3,500	56,700
Bank of Toyama Ltd.	500	6,554
Base Co. Ltd.	600	10,605
baudroie, Inc.	800	13,044
BayCurrent, Inc.	5,000	186,612
Beauty Garage, Inc.	1,200	10,712
Belc Co. Ltd.	900	36,026
Bell System24 Holdings, Inc.	5,100	42,528
Belluna Co. Ltd.	6,100	35,669
Bic Camera, Inc.	8,900	90,682
BIPROGY, Inc.	5,200	136,929
B-Lot Co. Ltd.	2,900	25,989
Blue Zones Holdings Co. Ltd.	8,500	91,590
Bourbon Corp.	500	9,605
Bridgestone Corp.	25,800	544,009
Brother Industries Ltd.	18,700	425,401
Buffalo, Inc.	2,000	30,199
Bull-Dog Sauce Co. Ltd.	1,000	10,715
Bunka Shutter Co. Ltd.	5,500	65,231
Business Brain Showa-Ota, Inc.	2,100	12,893
C Uyemura & Co. Ltd.	500	85,195
Calbee, Inc.	6,300	114,457
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Canon Marketing Japan, Inc.	6,600	$140,603
Canon, Inc.	9,800	250,982
Capcom Co. Ltd.	10,400	191,312
Careerlink Co. Ltd.	700	9,626
Carlit Co. Ltd.	2,400	32,385
Casio Computer Co. Ltd.	1,300	15,447
Cawachi Ltd.	1,200	25,774
CCI Group, Inc.	27,000	170,856
Celsys, Inc.	2,400	27,920
Central Automotive Products Ltd.	1,200	14,987
Central Glass Co. Ltd.	2,700	73,946
Central Japan Railway Co.	9,700	207,047
Central Security Patrols Co. Ltd.	900	14,278
Central Sports Co. Ltd.	600	8,730
Ceres, Inc.	1,000	12,952
Change Holdings, Inc.	3,100	17,288
Charm Care Corp. KK	3,000	24,632
Chiba Bank Ltd.	21,100	323,231
Chiba Kogyo Bank Ltd.	4,900	72,440
Chori Co. Ltd.	700	16,638
Chubu Electric Power Co., Inc.	15,600	294,752
Chubu Shiryo Co. Ltd.	1,700	19,349
Chuetsu Pulp & Paper Co. Ltd.	800	9,935
Chugai Pharmaceutical Co. Ltd.	12,500	577,415
Chugin Financial Group, Inc.	15,300	292,289
Chugoku Electric Power Co., Inc.	14,000	76,743
Chugoku Marine Paints Ltd.	2,700	55,548
Citizen Watch Co. Ltd.	17,600	264,432
CKD Corp.	3,900	183,410
CK-San-Etsu Co. Ltd.	700	22,870
Cleanup Corp.	500	2,812
CMK Corp.	8,100	33,056
Coca-Cola Bottlers Japan Holdings, Inc.	8,175	215,774
Colowide Co. Ltd.	7,900	89,523
Computer Engineering & Consulting Ltd.	1,800	23,394
COMSYS Holdings Corp.	9,600	324,086
Comture Corp.	2,300	18,215
Cosmo Energy Holdings Co. Ltd.	13,400	313,038
Cosmos Pharmaceutical Corp.	2,600	98,728
Cota Co. Ltd.	1,117	8,024
†Cover Corp.	3,500	29,678
CREAL, Inc.	2,500	7,460
LVIP Dimensional International Core Equity Fund-17

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Create Restaurants Holdings, Inc.	23,000	$104,264
Create SD Holdings Co. Ltd.	3,100	62,072
Creek & River Co. Ltd.	1,100	8,959
Cresco Ltd.	1,800	16,062
†CrowdWorks, Inc.	2,100	7,546
CTI Engineering Co. Ltd.	2,000	35,182
CTS Co. Ltd.	2,700	13,877
Curves Holdings Co. Ltd.	5,800	32,867
CyberAgent, Inc.	21,500	181,256
Cybozu, Inc.	3,000	41,925
Dai Nippon Printing Co. Ltd.	11,000	201,833
Dai Nippon Toryo Co. Ltd.	2,000	16,495
Daicel Corp.	27,300	231,912
Dai-Dan Co. Ltd.	8,400	150,233
Daido Metal Co. Ltd.	3,800	39,637
Daido Steel Co. Ltd.	15,000	257,560
Daifuku Co. Ltd.	8,500	376,550
Daihatsu Infinearth Mfg Co. Ltd.	2,100	33,385
Daiho Corp.	5,000	23,308
Daiichi Jitsugyo Co. Ltd.	1,800	34,014
Daiichi Life Group, Inc.	81,600	890,969
Daiichi Sankyo Co. Ltd.	24,000	385,926
Daiichikosho Co. Ltd.	8,100	85,414
Daiken Medical Co. Ltd.	2,500	6,370
Daiki Aluminium Industry Co. Ltd.	3,000	27,637
Daikin Industries Ltd.	6,200	945,740
Daikoku Denki Co. Ltd.	1,000	13,777
Daikokutenbussan Co. Ltd.	400	10,468
Daikyonishikawa Corp.	4,000	24,731
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,400	15,590
Daio Paper Corp.	10,600	60,101
Daiseki Co. Ltd.	4,400	106,782
Daishi Hokuetsu Financial Group, Inc.	23,400	308,733
Daishinku Corp.	1,000	5,484
Daito Pharmaceutical Co. Ltd.	3,520	26,745
Daito Trust Construction Co. Ltd.	14,200	271,266
Daitron Co. Ltd.	1,600	36,591
Daiwa House Industry Co. Ltd.	29,200	791,224
Daiwa Securities Group, Inc.	34,300	340,179
Daiwabo Holdings Co. Ltd.	9,200	196,034
DCM Holdings Co. Ltd.	10,400	97,793
Dear Life Co. Ltd.	2,300	14,467
Denka Co. Ltd.	9,800	264,260
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Denso Corp.	28,600	$329,300
Dentsu Group, Inc.	11,300	216,205
Dentsu Soken, Inc.	5,400	71,460
Dexerials Corp.	10,700	284,793
DIC Corp.	8,900	265,396
Digital Arts, Inc.	1,300	29,822
Digital Hearts Holdings Co. Ltd.	1,000	4,524
Digital Information Technologies Corp.	3,800	19,343
Dip Corp.	3,200	36,755
Disco Corp.	1,700	884,397
DKS Co. Ltd.	600	46,154
DMG Mori Co. Ltd.	11,400	247,428
Double Standard, Inc.	1,200	8,754
Doutor Nichires Holdings Co. Ltd.	3,100	51,815
Dowa Holdings Co. Ltd.	3,400	183,658
DTS Corp.	9,600	59,295
DyDo Group Holdings, Inc.	1,800	29,525
Eagle Industry Co. Ltd.	2,500	44,232
Earth Corp.	400	11,554
East Japan Railway Co.	11,400	238,237
EAT&HOLDINGS Co. Ltd.	1,400	17,462
Ebara Corp.	18,000	704,925
Ebara Foods Industry, Inc.	500	7,444
Ebara Jitsugyo Co. Ltd.	2,400	36,371
Ebase Co. Ltd.	1,200	2,959
Eco's Co. Ltd.	1,500	21,184
EDION Corp.	8,500	118,059
eGuarantee, Inc.	2,400	25,522
Ehime Bank Ltd.	2,500	33,146
Eidai Co. Ltd.	3,200	4,718
Eisai Co. Ltd.	7,100	178,979
Elan Corp.	400	1,839
Elecom Co. Ltd.	3,600	39,702
Electric Power Development Co. Ltd. Class C	7,000	158,175
EM Systems Co. Ltd.	1,900	5,740
en, Inc.	3,700	25,990
Endo Lighting Corp.	1,600	23,305
ENEOS Holdings, Inc.	80,750	597,741
Enomoto Co. Ltd.	1,000	19,335
ERI Holdings Co. Ltd.	2,700	22,909
ES-Con Japan Ltd.	3,800	25,252
Eslead Corp.	400	12,053
ESPEC Corp.	1,500	39,438
Eternal Hospitality Group Co. Ltd.	1,000	16,859
Exedy Corp.	3,400	121,861
EXEO Group, Inc.	16,100	275,327
Ezaki Glico Co. Ltd.	4,500	147,847
F&M Co. Ltd.	600	8,887
LVIP Dimensional International Core Equity Fund-18

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FALCO HOLDINGS Co. Ltd.	900	$14,313
FANUC Corp.	3,100	142,743
Fast Retailing Co. Ltd.	3,400	1,741,971
†FDK Corp.	400	1,220
Feed One Co. Ltd.	1,840	13,927
Ferrotec Corp.	3,700	221,240
FIDEA Holdings Co. Ltd.	1,800	21,726
FINDEX, Inc.	1,400	6,760
Fintech Global, Inc.	20,000	15,360
First Bank of Toyama Ltd.	6,200	97,757
First Brothers Co. Ltd.	1,700	12,569
Fixstars Corp.	3,500	51,204
Food & Life Cos. Ltd.	8,200	247,330
Foster Electric Co. Ltd.	1,900	36,077
FP Corp.	5,200	83,082
FP Partner, Inc.	1,300	17,225
France Bed Holdings Co. Ltd.	1,400	10,612
Freebit Co. Ltd.	2,700	25,112
F-Tech, Inc.	1,100	4,402
Fudo Tetra Corp.	1,890	31,898
Fuji Co. Ltd.	900	11,012
Fuji Corp.	2,700	141,779
Fuji Corp. Ltd.	3,100	14,550
Fuji Electric Co. Ltd.	6,100	516,698
Fuji Kyuko Co. Ltd.	2,000	31,451
Fuji Oil Co. Ltd.	4,200	102,239
Fuji Pharma Co. Ltd.	700	8,627
Fuji Seal International, Inc.	4,100	71,790
Fuji United Holdings Co. Ltd.	800	5,642
Fujibo Holdings, Inc.	3,900	103,099
Fujicco Co. Ltd.	2,400	22,090
FUJIFILM Holdings Corp.	18,900	404,336
Fujikura Composites, Inc.	1,400	22,127
Fujikura Ltd.	28,200	1,117,901
Fujimi, Inc.	2,400	68,512
Fujisash Co. Ltd.	1,330	5,812
Fujita Kanko, Inc.	4,000	47,116
Fujitsu Ltd.	22,900	455,023
Fujiya Co. Ltd.	600	8,690
FuKoKu Co. Ltd.	1,800	19,938
Fukuda Corp.	800	18,256
Fukuda Denshi Co. Ltd.	1,400	97,349
Fukui Bank Ltd.	1,800	61,516
Fukui Computer Holdings, Inc.	1,100	20,930
Fukuoka Financial Group, Inc.	6,900	292,714
Fukuyama Transporting Co. Ltd.	1,900	64,935
FULLCAST Holdings Co. Ltd.	1,600	14,893
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Funai Soken Holdings, Inc.	7,200	$47,354
Furukawa Co. Ltd.	3,300	72,873
Furukawa Electric Co. Ltd.	28,000	842,161
Furuno Electric Co. Ltd.	2,500	88,508
Furuya Metal Co. Ltd.	1,200	60,930
Furyu Corp.	2,700	22,748
Fuso Chemical Co. Ltd.	5,700	160,289
Fuso Pharmaceutical Industries Ltd.	400	5,176
Futaba Industrial Co. Ltd.	7,100	41,289
Future Corp.	4,000	37,760
G-7 Holdings, Inc.	3,200	27,022
GA Technologies Co. Ltd.	3,000	24,959
Gakken Holdings Co. Ltd.	2,200	13,523
Gakkyusha Co. Ltd.	900	13,856
Galilei Co. Ltd.	2,000	40,796
Gecoss Corp.	900	8,570
Genki Global Dining Concepts Corp.	1,400	27,381
Genky DrugStores Co. Ltd.	2,000	41,689
Geo Holdings Corp.	3,500	43,612
Gift Holdings, Inc.	1,500	38,752
Giken Ltd.	1,700	18,458
GLOBERIDE, Inc.	1,400	20,179
Glory Ltd.	5,000	120,994
GMO Financial Gate, Inc.	300	12,676
GMO Financial Holdings, Inc.	5,000	30,413
GMO GlobalSign Holdings KK	800	9,741
GMO internet group, Inc.	1,600	33,080
GMO Payment Gateway, Inc.	2,800	160,107
GMS Group Co. Ltd.	6,624	14,666
Godo Steel Ltd.	1,200	19,115
Goldwin, Inc.	3,000	40,305
Grandy House Corp.	2,900	9,031
Greens Co. Ltd.	1,100	14,632
grems, Inc.	1,700	25,448
GS Yuasa Corp.	10,000	403,186
G-Tekt Corp.	2,800	35,770
Gunma Bank Ltd.	25,500	370,662
Gunze Ltd.	3,000	71,574
H.U. Group Holdings, Inc.	5,400	109,711
H2O Retailing Corp.	11,100	196,067
HABA Laboratories, Inc.	400	4,200
Hachijuni Nagano Bank Ltd.	17,978	266,664
Hagihara Industries, Inc.	1,300	13,788
Hakudo Co. Ltd.	1,100	23,017
Hakuhodo DY Holdings, Inc.	18,100	128,213
Halows Co. Ltd.	800	18,336
Hamakyorex Co. Ltd.	7,200	80,746
Hamamatsu Photonics KK	10,100	168,787
LVIP Dimensional International Core Equity Fund-19

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hankyu Hanshin Holdings, Inc.	10,500	$276,268
Hanwa Co. Ltd.	20,000	209,935
Happinet Corp.	3,200	59,639
Hard Off Corp. Co. Ltd.	2,100	34,653
Harima Chemicals Group, Inc.	1,400	8,950
Haseko Corp.	21,400	375,878
Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,961
Hazama Ando Corp.	9,500	105,381
Heiwa Real Estate Co. Ltd.	1,500	22,251
Heiwado Co. Ltd.	3,300	51,371
Hennge KK	1,900	13,383
Hiday Hidaka Corp.	2,700	42,328
Hioki EE Corp.	600	45,455
Hirano Tecseed Co. Ltd.	700	7,960
Hirata Corp.	4,200	78,671
Hirogin Holdings, Inc.	22,100	287,795
Hirose Electric Co. Ltd.	1,200	215,488
HIS Co. Ltd.	6,400	38,534
Hitachi Construction Machinery Co. Ltd.	7,500	245,877
Hitachi Ltd.	77,400	2,142,130
Hochiki Corp.	3,900	46,873
Hodogaya Chemical Co. Ltd.	800	10,315
Hokkaido Coca-Cola Bottling Co. Ltd.	400	9,718
Hokkaido Electric Power Co., Inc.	9,500	54,461
Hokkaido Gas Co. Ltd.	4,000	18,666
Hokkan Holdings Ltd.	800	11,499
Hokko Chemical Industry Co. Ltd.	2,100	27,817
Hokuetsu Corp.	7,400	40,101
Hokuhoku Financial Group, Inc.	9,600	397,865
Hokuriku Electric Industry Co. Ltd.	1,300	20,242
Hokuriku Electric Power Co.	12,300	66,097
Hokuto Corp.	3,100	34,858
Honda Motor Co. Ltd.	60,000	540,466
H-One Co. Ltd.	800	7,550
Honeys Holdings Co. Ltd.	2,300	19,717
†Honma Golf Ltd.	17,500	6,404
Hoosiers Holdings Co. Ltd.	2,900	21,308
Horiba Ltd.	2,900	497,942
Hoshizaki Corp.	3,700	121,055
Hosokawa Micron Corp.	1,200	36,458
Hotland Holdings Co. Ltd.	800	7,839
House Foods Group, Inc.	6,600	152,102
Howa Machinery Ltd.	1,300	12,207
Hoya Corp.	6,200	1,000,068
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
HS Holdings Co. Ltd.	1,600	$11,390
Hulic Co. Ltd.	21,000	219,894
Hyakugo Bank Ltd.	23,100	283,615
Hyakujushi Bank Ltd.	9,600	152,305
Ibiden Co. Ltd.	4,200	634,121
IBJ, Inc.	1,500	7,200
Ichibanya Co. Ltd.	4,200	22,653
Ichiken Co. Ltd.	1,000	16,254
Ichikoh Industries Ltd.	2,000	6,203
Ichinen Holdings Co. Ltd.	2,500	34,145
Ichiyoshi Securities Co. Ltd.	1,200	10,463
ID Holdings Corp.	2,200	14,548
IDEA Consultants, Inc.	700	15,111
Idec Corp.	2,000	40,432
Idemitsu Kosan Co. Ltd.	35,080	259,147
IDOM, Inc.	9,200	77,305
IHI Corp.	19,400	327,535
Iida Group Holdings Co. Ltd.	11,700	157,795
Iino Kaiun Kaisha Ltd.	10,000	86,086
IKK Holdings, Inc.	2,500	10,570
I'll, Inc.	900	12,274
Imura & Co. Ltd.	1,100	5,439
Imuraya Group Co. Ltd.	800	11,650
Inaba Denki Sangyo Co. Ltd.	6,000	101,004
Inaba Seisakusho Co. Ltd.	900	9,828
Inabata & Co. Ltd.	5,500	131,912
I-NE Co. Ltd.	700	5,009
Infomart Corp.	17,100	40,726
INFRONEER Holdings, Inc.	20,340	337,081
Innotech Corp.	1,100	27,339
Inpex Corp.	45,800	924,162
Insource Co. Ltd.	6,800	25,667
Intage Holdings, Inc.	500	5,323
Internet Initiative Japan, Inc.	7,600	149,993
Inui Global Logistics Co. Ltd.	1,200	10,637
IPS, Inc.	600	12,518
IR Japan Holdings Ltd.	800	3,494
Iriso Electronics Co. Ltd.	2,700	48,764
ISB Corp.	1,100	15,523
Iseki & Co. Ltd.	2,300	24,767
Isetan Mitsukoshi Holdings Ltd.	11,400	291,182
Ishihara Sangyo Kaisha Ltd.	4,200	74,235
Istyle, Inc.	6,900	16,021
Isuzu Motors Ltd.	48,000	639,177
Itfor, Inc.	2,000	19,733
ITmedia, Inc.	600	4,265
Ito En Ltd.	6,200	111,947
LVIP Dimensional International Core Equity Fund-20

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ITOCHU Corp.	40,000	$456,505
Itochu Enex Co. Ltd.	6,000	73,926
Itoham Yonekyu Holdings, Inc.	3,080	89,033
Itoki Corp.	4,300	70,538
IwaiCosmo Holdings, Inc.	2,000	49,443
Iwaki Co. Ltd.	1,400	32,578
Iwatani Corp.	16,700	196,437
Iyogin Holdings, Inc.	17,100	334,746
Izumi Co. Ltd.	10,800	63,965
J Front Retailing Co. Ltd.	24,100	539,911
J Trust Co. Ltd.	7,800	39,395
JAC Recruitment Co. Ltd.	5,200	27,386
Jade Group, Inc.	900	8,543
JANOME Corp.	1,000	7,960
Japan Airlines Co. Ltd.	12,400	216,682
Japan Airport Terminal Co. Ltd.	5,100	159,112
Japan Aviation Electronics Industry Ltd.	4,400	63,154
†Japan Communications, Inc.	7,800	5,198
Japan Electronic Materials Corp.	1,700	83,395
Japan Elevator Service Holdings Co. Ltd.	15,000	161,110
Japan Engine Corp.	500	24,292
Japan Exchange Group, Inc.	37,000	468,269
Japan Investment Adviser Co. Ltd.	3,400	42,792
Japan Lifeline Co. Ltd.	6,000	47,929
Japan Material Co. Ltd.	3,800	61,208
Japan Medical Dynamic Marketing, Inc.	1,400	7,609
Japan Post Holdings Co. Ltd.	31,700	426,085
Japan Post Insurance Co. Ltd.	21,600	204,172
Japan Property Management Center Co. Ltd.	1,500	11,851
Japan Pulp & Paper Co. Ltd.	8,000	52,846
Japan Securities Finance Co. Ltd.	4,600	66,509
Japan Steel Works Ltd.	1,700	81,424
Japan System Techniques Co. Ltd.	2,000	20,390
Japan Tobacco, Inc.	15,100	557,182
Japan Transcity Corp.	3,000	20,857
Japan Wool Textile Co. Ltd.	4,700	49,609
JBCC Holdings, Inc.	3,200	24,572
JCU Corp.	2,100	100,123
JDC Corp.	4,600	14,832
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Jeol Ltd.	5,000	$231,912
JFE Holdings, Inc.	24,500	236,535
†JIG-SAW, Inc.	300	4,412
JINS Holdings, Inc.	1,500	74,264
JINUSHI Co. Ltd.	800	14,206
JK Holdings Co. Ltd.	1,500	13,248
J-Lease Co. Ltd.	1,200	9,762
JM Holdings Co. Ltd.	1,600	12,053
JMS Co. Ltd.	1,500	4,114
J-Oil Mills, Inc.	1,400	17,605
Joshin Corp.	2,200	53,326
Joyful Honda Co. Ltd.	3,900	54,393
JP-Holdings, Inc.	4,300	15,454
JSB Co. Ltd.	1,100	60,901
JSP Corp.	1,400	21,592
JTEKT Corp.	20,500	254,261
Juki Corp.	2,600	8,353
Juroku Financial Group, Inc.	15,500	224,379
Justsystems Corp.	2,400	54,264
JVCKenwood Corp.	18,300	127,911
JX Advanced Metals Corp.	2,170	59,890
Kadoya Sesame Mills, Inc.	900	10,142
Kaga Electronics Co. Ltd.	4,000	104,408
Kagome Co. Ltd.	6,200	100,519
Kajima Corp.	3,400	123,940
Kakaku.com, Inc.	8,800	183,910
Kamakura Shinsho Ltd.	2,300	6,764
Kameda Seika Co. Ltd.	2,700	20,277
Kamei Corp.	1,600	33,730
Kamigumi Co. Ltd.	5,900	185,134
Kanaden Corp.	1,100	17,130
Kanadevia Corp.	20,600	162,633
Kanagawa Chuo Kotsu Co. Ltd.	400	8,748
Kanamic Network Co. Ltd.	1,800	5,382
Kanamoto Co. Ltd.	3,100	101,917
Kandenko Co. Ltd.	4,300	179,488
Kaneka Corp.	5,000	176,299
Kaneko Seeds Co. Ltd.	900	8,113
Kanematsu Corp.	17,000	217,273
Kanro, Inc.	3,900	26,242
Kansai Electric Power Co., Inc.	14,000	197,846
Kansai Paint Co. Ltd.	14,200	232,329
Kanto Denka Kogyo Co. Ltd.	3,900	86,736
Kao Corp.	21,200	420,156
†Kappa Create Co. Ltd.	2,100	19,120
Katitas Co. Ltd.	4,900	100,299
Kato Sangyo Co. Ltd.	2,100	77,141
Kato Works Co. Ltd.	400	3,069
Kawada Technologies, Inc.	5,400	43,663
Kawai Musical Instruments Manufacturing Co. Ltd.	500	9,928
LVIP Dimensional International Core Equity Fund-21

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kawasaki Heavy Industries Ltd.	28,000	$506,718
KDDI Corp.	84,400	1,417,726
KeePer Technical Laboratory Co. Ltd.	1,600	26,832
Keihan Holdings Co. Ltd.	9,300	182,212
Keihanshin Building Co. Ltd.	3,200	21,424
Keikyu Corp.	11,400	103,480
Keio Corp.	23,000	105,997
Keisei Electric Railway Co. Ltd.	9,300	66,556
KEIWA, Inc.	1,000	7,455
Keiyo Bank Ltd.	13,500	207,728
Kenko Mayonnaise Co. Ltd.	1,500	18,417
Kewpie Corp.	4,600	123,474
Keyence Corp.	1,000	505,487
KH Neochem Co. Ltd.	3,300	60,643
Kibun Foods, Inc.	2,200	14,295
Kikkoman Corp.	11,800	121,048
Kimura Unity Co. Ltd.	4,000	21,642
Kinden Corp.	700	34,554
King Jim Co. Ltd.	1,800	8,436
Kintetsu Department Store Co. Ltd.	700	7,881
Kintetsu Group Holdings Co. Ltd.	8,000	166,456
Kirin Holdings Co. Ltd.	23,100	398,387
Ki-Star Real Estate Co. Ltd.	2,800	64,059
Kitagawa Corp.	600	6,052
Kita-Nippon Bank Ltd.	400	13,394
Kitz Corp.	7,400	116,532
Kiyo Bank Ltd.	6,700	184,467
KNT-CT Holdings Co. Ltd.	700	7,724
Koa Corp.	5,400	98,015
Koatsu Gas Kogyo Co. Ltd.	2,000	13,516
Kobe Bussan Co. Ltd.	5,800	93,767
Kobe Electric Railway Co. Ltd.	500	7,405
Kobe Steel Ltd.	42,600	494,134
Kohnan Shoji Co. Ltd.	2,500	64,811
Kohoku Kogyo Co. Ltd.	1,000	33,264
Kohsoku Corp.	800	16,760
Koito Manufacturing Co. Ltd.	14,300	226,051
Kojima Co. Ltd.	3,000	24,002
Kokuyo Co. Ltd.	12,000	58,989
Komatsu Ltd.	35,400	1,382,280
KOMEDA Holdings Co. Ltd.	3,600	61,545
Komehyo Holdings Co. Ltd.	1,100	33,214
Komeri Co. Ltd.	3,600	78,890
Konaka Co. Ltd.	2,400	3,268
Konami Group Corp.	2,100	230,049
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kondotec, Inc.	2,100	$19,615
Konica Minolta, Inc.	42,700	145,829
Konishi Co. Ltd.	5,000	45,691
Konoike Transport Co. Ltd.	2,700	45,197
Konoshima Chemical Co. Ltd.	1,400	14,362
Kosaido Holdings Co. Ltd.	5,000	17,419
Kose Holdings Corp.	1,800	55,809
Koshidaka Holdings Co. Ltd.	5,700	33,738
Kotobuki Spirits Co. Ltd.	7,900	121,270
Kozo Keikaku Engineering Holdings, Inc.	1,000	17,255
KPP Group Holdings Co. Ltd.	3,400	21,614
Kraftia Corp.	3,000	173,359
KRS Corp.	1,200	24,530
K's Holdings Corp.	16,000	187,754
KU Holdings Co. Ltd.	1,500	10,585
Kubota Corp.	32,900	550,499
Kumagai Gumi Co. Ltd.	15,200	134,548
Kumiai Chemical Industry Co. Ltd.	9,070	40,150
Kura Sushi, Inc.	2,200	21,777
Kurabo Industries Ltd.	800	49,515
Kuraray Co. Ltd.	25,900	267,359
Kureha Corp.	4,200	100,233
Kurimoto Ltd.	4,000	34,118
Kurita Water Industries Ltd.	5,100	290,989
Kuriyama Holdings Corp.	1,400	13,495
Kusuri No. Aoki Holdings Co. Ltd.	4,000	88,911
KYB Corp.	4,400	105,098
Kyodo Printing Co. Ltd.	1,600	15,589
Kyoei Steel Ltd.	2,300	24,777
Kyokuto Boeki Kaisha Ltd.	1,400	14,698
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,700	48,519
Kyokuyo Co. Ltd.	1,000	26,958
Kyorin Pharmaceutical Co. Ltd.	5,400	38,448
Kyoritsu Maintenance Co. Ltd.	7,000	131,142
Kyosan Electric Manufacturing Co. Ltd.	4,100	23,797
Kyoto Financial Group, Inc.	10,800	300,533
Kyowa Kirin Co. Ltd.	9,000	143,242
Kyushu Electric Power Co., Inc.	15,000	152,048
Kyushu Financial Group, Inc.	29,000	258,832
Kyushu Railway Co.	6,600	142,174
LA Holdings Co. Ltd.	900	15,477
LVIP Dimensional International Core Equity Fund-22

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Lacto Japan Co. Ltd.	1,100	$22,291
Lasertec Corp.	2,300	730,568
LEC, Inc.	1,800	10,297
Leopalace21 Corp.	18,500	74,449
Life Corp.	5,600	91,116
Lifedrink Co., Inc.	3,200	32,249
LIKE, Inc.	2,300	20,897
Link & Motivation, Inc.	4,400	14,898
Lintec Corp.	4,500	198,505
Lion Corp.	10,600	111,842
LITALICO, Inc.	2,400	23,406
Lixil Corp.	24,700	274,980
Loadstar Capital KK	1,200	18,715
Look Holdings, Inc.	1,000	16,573
LY Corp.	65,200	173,534
M3, Inc.	21,700	241,868
Mabuchi Motor Co. Ltd.	18,800	182,858
Macbee Planet, Inc.	700	4,619
Macnica Holdings, Inc.	4,500	88,104
Maeda Kosen Co. Ltd.	4,100	44,579
Maezawa Holdings Co. Ltd.	2,700	23,381
Makino Milling Machine Co. Ltd.	3,000	281,407
Makita Corp.	6,000	215,767
Management Solutions Co. Ltd.	800	6,419
Mani, Inc.	5,600	59,688
MarkLines Co. Ltd.	1,600	12,123
Marubeni Corp.	5,600	163,260
Marubun Corp.	2,400	24,619
Maruchiyo Yamaokaya Corp.	2,000	41,733
Marudai Food Co. Ltd.	1,600	22,030
Marui Group Co. Ltd.	12,400	218,838
Maruwa Co. Ltd.	400	178,500
Maruzen CHI Holdings Co. Ltd.	2,600	5,638
Maruzen Showa Unyu Co. Ltd.	1,300	59,177
Marvelous, Inc.	2,500	6,520
Matching Service Japan Co. Ltd.	900	5,259
Matsuda Sangyo Co. Ltd.	800	28,378
Matsui Securities Co. Ltd.	12,400	73,621
MatsukiyoCocokara & Co.	18,460	272,651
Matsuyafoods Holdings Co. Ltd.	900	26,431
Max Co. Ltd.	5,200	54,817
Maxell Ltd.	4,500	59,419
Maxvalu Tokai Co. Ltd.	500	9,771
Mazda Motor Corp.	54,100	361,825
McDonald's Holdings Co. Japan Ltd.	3,600	165,614
Mebuki Financial Group, Inc.	41,490	364,247
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
MEC Co. Ltd.	1,600	$109,038
Media Do Co. Ltd.	300	2,422
Medical System Network Co. Ltd.	4,100	11,952
Medipal Holdings Corp.	11,700	189,567
Medius Holdings Co. Ltd.	1,600	7,865
Megmilk Snow Brand Co. Ltd.	5,400	120,584
Meidensha Corp.	4,000	245,065
Meiji Electric Industries Co. Ltd.	1,100	14,363
MEIJI Holdings Co. Ltd.	14,900	346,129
Meiko Electronics Co. Ltd.	1,900	371,770
MEITEC Group Holdings, Inc.	6,900	132,252
Meiwa Corp.	2,500	13,548
Meiwa Estate Co. Ltd.	1,700	8,282
Menicon Co. Ltd.	6,400	65,481
†Mercari, Inc.	9,000	227,096
METAWATER Co. Ltd.	2,000	41,279
Micronics Japan Co. Ltd.	2,900	307,873
Midac Holdings Co. Ltd.	800	10,045
Mie Kotsu Group Holdings, Inc.	2,500	8,117
Mikuni Corp.	1,600	3,518
Milbon Co. Ltd.	1,600	26,229
MIMAKI ENGINEERING Co. Ltd.	2,700	29,879
Minebea Mitsumi, Inc.	22,132	656,498
Miraini Holdings Co. Ltd.	3,828	52,784
Mirait One Corp.	10,000	238,976
Mirarth Holdings, Inc.	9,900	24,472
Miroku Jyoho Service Co. Ltd.	900	9,625
MISUMI Group, Inc.	11,200	279,071
Mitsuba Corp.	2,400	17,406
Mitsubishi Chemical Group Corp.	68,600	481,362
Mitsubishi Corp.	12,200	326,376
Mitsubishi Electric Corp.	8,500	311,733
Mitsubishi Estate Co. Ltd.	9,000	229,511
Mitsubishi Gas Chemical Co., Inc.	11,700	370,139
Mitsubishi Heavy Industries Ltd.	18,500	420,370
Mitsubishi Logistics Corp.	19,200	182,989
Mitsubishi Materials Corp.	11,400	306,111
Mitsubishi Motors Corp.	71,900	139,185
Mitsubishi Paper Mills Ltd.	2,100	13,154
Mitsubishi Research Institute, Inc.	1,000	27,405
Mitsubishi Steel Manufacturing Co. Ltd.	600	8,001
Mitsubishi UFJ Financial Group, Inc.	147,800	2,944,609
LVIP Dimensional International Core Equity Fund-23

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsuboshi Belting Ltd.	600	$14,646
Mitsui & Co. Ltd.	20,700	578,005
Mitsui Chemicals, Inc.	31,400	416,193
Mitsui DM Sugar Co. Ltd.	1,200	23,747
Mitsui E&S Co. Ltd.	6,300	160,909
Mitsui Fudosan Co. Ltd.	39,700	367,956
Mitsui High-Tec, Inc.	13,300	78,730
Mitsui Kinzoku Co. Ltd.	2,500	668,975
Mitsui-Soko Holdings Co. Ltd.	6,300	131,582
Mitsuuroko Group Holdings Co. Ltd.	2,900	35,105
Miura Co. Ltd.	3,500	68,223
Miyaji Engineering Group, Inc.	2,200	20,802
Miyazaki Bank Ltd.	4,500	59,303
Miyoshi Oil & Fat Co. Ltd.	1,500	16,896
Mizuho Financial Group, Inc.	31,670	1,521,072
Mizuho Medy Co. Ltd.	1,700	17,292
Mizuno Corp.	3,700	76,753
Mochida Pharmaceutical Co. Ltd.	1,400	27,577
Modec, Inc.	2,100	120,635
Monogatari Corp.	3,700	108,501
MonotaRO Co. Ltd.	8,900	101,226
MORESCO Corp.	700	8,281
Morinaga & Co. Ltd.	7,600	121,434
Morinaga Milk Industry Co. Ltd.	28,400	221,391
Moriroku Co. Ltd.	1,700	24,713
Morita Holdings Corp.	3,000	45,002
Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	19,394
Mory Industries, Inc.	1,000	5,774
MOS Food Services, Inc.	1,200	26,937
MrMax Holdings Ltd.	2,600	12,279
MS&AD Insurance Group Holdings, Inc.	36,600	948,670
Mugen Estate Co. Ltd.	2,200	24,240
m-up Holdings, Inc.	8,200	36,224
Murata Manufacturing Co. Ltd.	11,900	854,239
Musashi Seimitsu Industry Co. Ltd.	4,800	117,567
Musashino Bank Ltd.	6,300	98,206
NAC Co. Ltd.	4,800	14,871
Nachi-Fujikoshi Corp.	2,400	88,678
Nafco Co. Ltd.	1,600	21,097
Nagano Keiki Co. Ltd.	1,200	33,707
Nagase & Co. Ltd.	32,400	234,390
Nagase Brothers, Inc.	800	11,348
Nagoya Railroad Co. Ltd.	9,700	110,271
Nakabayashi Co. Ltd.	2,100	7,278
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nakamoto Packs Co. Ltd.	800	$9,451
Nakamuraya Co. Ltd.	500	9,723
Nakanishi, Inc.	3,300	60,857
Nakayama Steel Works Ltd.	7,200	26,754
Namura Shipbuilding Co. Ltd.	5,500	121,723
NANKAI Co. Ltd.	6,500	113,928
Nanto Bank Ltd.	15,000	163,972
Natori Co. Ltd.	700	8,323
NEC Corp.	15,300	369,377
Nexon Co. Ltd.	3,800	50,502
Nextage Co. Ltd.	5,000	126,400
NexTone, Inc.	400	3,266
NGK Corp.	12,500	589,115
NH Foods Ltd.	6,600	240,958
NHK Spring Co. Ltd.	15,700	381,565
Nichias Corp.	7,500	184,066
Nichiban Co. Ltd.	600	6,921
Nichicon Corp.	4,100	106,628
Nichiden Corp.	1,300	20,630
Nichiha Corp.	2,600	49,015
Nichirei Corp.	18,000	240,997
Nichireki Group Co. Ltd.	1,000	12,928
Nichirin Co. Ltd.	1,300	32,456
NIDEC Corp.	28,100	461,872
Nifco, Inc.	8,200	245,604
Nihon Dempa Kogyo Co. Ltd.	5,000	107,310
Nihon Denkei Co. Ltd.	1,200	19,401
Nihon House Holdings Co. Ltd.	2,600	4,827
Nihon Kohden Corp.	3,100	27,356
Nihon M&A Center Holdings, Inc.	32,200	126,722
Nihon Nohyaku Co. Ltd.	2,400	14,857
Nihon Plast Co. Ltd.	1,900	5,208
Nihon Yamamura Glass Co. Ltd.	1,000	17,407
Nikkiso Co. Ltd.	6,300	158,775
Nikko Co. Ltd.	2,100	12,120
Nikkon Holdings Co. Ltd.	4,400	160,255
Nikon Corp.	20,500	288,583
Nintendo Co. Ltd.	2,200	92,488
Nippn Corp.	6,400	110,385
Nippon Air Conditioning Services Co. Ltd.	1,800	17,659
Nippon Aqua Co. Ltd.	2,100	9,639
Nippon Avionics Co. Ltd.	700	21,650
Nippon Carbide Industries Co., Inc.	800	17,829
Nippon Carbon Co. Ltd.	1,000	28,598
Nippon Chemical Industrial Co. Ltd.	600	17,424
Nippon Chemi-Con Corp.	2,100	72,165
LVIP Dimensional International Core Equity Fund-24

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Nippon Coke & Engineering Co. Ltd.	18,200	$10,688
Nippon Concrete Industries Co. Ltd.	2,600	5,209
Nippon Denko Co. Ltd.	13,700	36,895
Nippon Electric Glass Co. Ltd.	6,500	265,259
Nippon Express Holdings, Inc.	23,300	725,979
Nippon Gas Co. Ltd.	10,500	185,897
Nippon Kayaku Co. Ltd.	15,800	194,689
Nippon Kodoshi Corp.	800	48,764
Nippon Light Metal Holdings Co. Ltd.	7,070	119,586
Nippon Paint Holdings Co. Ltd.	21,200	138,279
Nippon Paper Industries Co. Ltd.	12,500	98,478
Nippon Parking Development Co. Ltd. Class C	28,800	44,587
Nippon Rietec Co. Ltd.	700	11,726
Nippon Sanso Holdings Corp.	7,500	278,205
Nippon Seisen Co. Ltd.	1,000	8,769
Nippon Sharyo Ltd.	900	17,582
†Nippon Sheet Glass Co. Ltd.	16,000	47,592
Nippon Shinyaku Co. Ltd.	5,800	143,621
Nippon Shokubai Co. Ltd.	13,700	176,572
Nippon Signal Co. Ltd.	3,400	33,067
Nippon Soda Co. Ltd.	4,900	107,209
Nippon Steel Corp.	102,050	338,105
Nippon Thompson Co. Ltd.	6,000	81,152
Nippon Yakin Kogyo Co. Ltd.	1,540	44,535
Nipro Corp.	15,700	152,382
Nishimatsu Construction Co. Ltd.	2,600	85,310
Nishi-Nippon Financial Holdings, Inc.	10,600	272,550
Nishi-Nippon Railroad Co. Ltd.	5,000	89,965
Nishio Holdings Co. Ltd.	2,000	48,484
Nissan Chemical Corp.	8,600	452,389
†Nissan Motor Co. Ltd.	89,900	166,445
Nissei ASB Machine Co. Ltd.	1,000	56,226
Nissha Co. Ltd.	4,700	39,832
Nisshin Oillio Group Ltd.	10,200	115,392
Nisshin Seifun Group, Inc.	14,000	170,959
Nisshinbo Holdings, Inc.	19,468	300,309
Nissin Foods Holdings Co. Ltd.	9,800	167,784
Nisso Holdings Co. Ltd.	2,200	7,890
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nissui Corp.	33,300	$263,545
Niterra Co. Ltd.	9,300	618,011
Nitori Holdings Co. Ltd.	17,800	263,766
Nitto Denko Corp.	27,900	548,898
Nitto Fuji Flour Milling Co. Ltd.	2,400	25,463
Nitto Kogyo Corp.	2,100	62,091
Nitto Seiko Co. Ltd.	3,100	14,685
Nittoc Construction Co. Ltd.	3,400	23,114
Nittoku Co. Ltd.	500	9,024
Noevir Holdings Co. Ltd.	1,700	45,954
NOF Corp.	8,600	140,467
Nojima Corp.	21,600	176,648
Nomura Holdings, Inc.	52,800	463,580
Nomura Holdings, Inc. ADR	13,054	114,614
Nomura Micro Science Co. Ltd.	900	27,718
Nomura Real Estate Holdings, Inc.	38,000	218,991
Nomura Research Institute Ltd.	8,220	230,604
Noritake Co. Ltd.	3,800	96,227
Noritz Corp.	2,000	28,194
North Pacific Bank Ltd.	30,900	213,602
NPC, Inc.	3,900	17,390
NS Solutions Corp.	1,200	25,194
NS United Kaiun Kaisha Ltd.	1,200	47,775
NSD Co. Ltd.	6,200	94,203
NSK Ltd.	35,800	252,965
NSW, Inc.	1,500	23,339
NTN Corp.	51,300	126,780
NTT, Inc.	374,700	333,306
Obara Group, Inc.	900	33,875
Obayashi Corp.	10,000	202,085
Obic Co. Ltd.	4,500	105,682
Odakyu Electric Railway Co. Ltd.	14,500	148,938
Oenon Holdings, Inc.	3,500	10,386
Ogaki Kyoritsu Bank Ltd.	3,100	139,973
Ohsho Food Service Corp.	1,400	24,540
OIE Sangyo Co. Ltd.	900	14,685
Oiles Corp.	2,600	44,442
Oita Bank Ltd.	7,000	104,784
Oji Holdings Corp.	61,900	304,088
Okabe Co. Ltd.	2,800	15,415
Okamoto Industries, Inc.	800	26,036
Okamoto Machine Tool Works Ltd.	700	24,342
Okamura Corp.	4,800	67,808
Okasan Securities Group, Inc.	14,000	83,385
LVIP Dimensional International Core Equity Fund-25

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Oki Electric Industry Co. Ltd.	7,000	$152,848
Okinawa Cellular Telephone Co.	4,800	108,600
Okinawa Electric Power Co., Inc.	5,348	29,877
Okinawa Financial Group, Inc.	1,580	62,287
OKUMA Corp.	5,600	161,525
Okumura Corp.	3,800	132,253
Okura Industrial Co. Ltd.	800	23,585
Okuwa Co. Ltd.	2,100	9,874
Olympus Corp.	36,900	386,387
Omron Corp.	8,700	314,418
Ono Pharmaceutical Co. Ltd.	13,500	198,443
Onoken Co. Ltd.	1,400	11,527
Onward Holdings Co. Ltd.	10,600	47,462
Open House Group Co. Ltd.	3,200	167,097
Open Up Group, Inc.	5,000	59,180
Optex Group Co. Ltd.	2,400	62,484
†Optim Corp.	1,200	2,930
Oracle Corp. Japan	1,500	76,884
Organo Corp.	1,600	163,613
Oriental Land Co. Ltd.	14,700	223,851
Oriental Shiraishi Corp.	8,700	18,113
Oro Co. Ltd.	500	6,037
Osaka Gas Co. Ltd.	8,800	296,502
Osaka Organic Chemical Industry Ltd.	1,700	63,170
†Osaka Steel Co. Ltd.	1,100	15,499
OSAKA Titanium Technologies Co. Ltd.	2,100	35,618
Osaki Electric Co. Ltd.	4,100	37,931
OSG Corp.	7,500	169,101
Otsuka Corp.	6,800	116,419
Otsuka Holdings Co. Ltd.	7,000	465,914
OUG Holdings, Inc.	500	13,216
PAL GROUP Holdings Co. Ltd.	7,000	63,372
PALTAC Corp.	3,000	122,956
Pan Pacific International Holdings Corp.	39,500	200,207
Panasonic Holdings Corp.	37,100	1,043,748
Park24 Co. Ltd.	12,900	160,501
Pegasus Co. Ltd.	1,900	5,943
Penta-Ocean Construction Co. Ltd.	20,400	215,994
People Dreams & Technologies Group Co. Ltd.	1,100	10,397
Persol Holdings Co. Ltd.	120,500	183,349
PIA Corp.	500	7,719
Pickles Holdings Co. Ltd.	1,200	8,188
Pigeon Corp.	4,700	59,969
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
PILLAR Corp.	1,800	$121,330
Pilot Corp.	6,900	71,977
Plus Alpha Consulting Co. Ltd.	2,000	32,987
Pole To Win Holdings, Inc.	1,400	2,787
PR Times Corp.	700	9,868
Premium Water Holdings, Inc.	800	18,205
Press Kogyo Co. Ltd.	6,300	30,415
Prestige International, Inc.	9,300	37,064
Prima Meat Packers Ltd.	3,300	47,894
Procrea Holdings, Inc.	2,720	62,647
Pro-Ship, Inc.	3,200	32,782
PS Construction Co. Ltd.	700	9,579
Punch Industry Co. Ltd.	1,000	3,086
QB Net Holdings Co. Ltd.	900	6,939
Qol Holdings Co. Ltd.	2,700	31,039
Quick Co. Ltd.	2,100	9,327
Raccoon Holdings, Inc.	800	2,857
Raito Kogyo Co. Ltd.	3,600	90,635
Raiznext Corp.	3,000	41,835
Rakus Co. Ltd.	12,000	70,288
†Rakuten Bank Ltd.	4,300	137,643
†Rakuten Group, Inc.	31,400	146,565
Rasa Corp.	1,300	14,473
Rasa Industries Ltd.	4,500	57,410
Recruit Holdings Co. Ltd.	25,500	1,774,263
Relo Group, Inc.	8,300	102,061
Renaissance, Inc.	1,500	9,377
Renesas Electronics Corp.	12,400	382,774
Rengo Co. Ltd.	21,800	190,743
†RENOVA, Inc.	6,500	39,656
Resona Holdings, Inc.	27,991	364,948
Resonac Holdings Corp.	2,500	278,096
Resorttrust, Inc.	17,000	182,375
Restar Corp.	1,800	46,774
Retail Partners Co. Ltd.	3,700	30,730
Rheon Automatic Machinery Co. Ltd.	900	8,166
Ricoh Co. Ltd.	33,100	288,389
Riken Keiki Co. Ltd.	2,200	50,581
Riken Technos Corp.	2,900	30,324
Riken Vitamin Co. Ltd.	1,000	18,877
Ringer Hut Co. Ltd.	1,600	21,442
Rinnai Corp.	6,600	145,155
Rion Co. Ltd.	500	12,031
Riso Kyoiku Group Corp.	3,300	4,069
Rix Corp.	600	13,156
Rohto Pharmaceutical Co. Ltd.	9,900	145,270
Rokko Butter Co. Ltd.	1,000	6,576
Roland Corp.	1,500	38,269
Rorze Corp.	7,700	235,170
Round One Corp.	19,000	136,632
LVIP Dimensional International Core Equity Fund-26

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Royal Holdings Co. Ltd.	7,400	$55,652
Ryobi Ltd.	3,500	56,268
RYODEN Corp.	1,300	32,075
Ryohin Keikaku Co. Ltd.	19,000	415,302
Ryoyo Ryosan Holdings, Inc.	1,884	31,342
S Foods, Inc.	2,300	37,418
S&B Foods, Inc.	1,200	38,777
Sac's Bar Holdings, Inc.	900	4,154
Saibu Gas Holdings Co. Ltd.	1,000	13,881
Saizeriya Co. Ltd.	3,000	100,188
Sakai Chemical Industry Co. Ltd.	2,100	60,695
Sakai Heavy Industries Ltd.	600	7,674
Sakai Moving Service Co. Ltd.	2,000	35,864
Sakata INX Corp.	5,000	73,339
Sakata Seed Corp.	3,200	82,398
Sala Corp.	3,600	23,851
San Holdings, Inc.	1,800	14,944
San ju San Financial Group, Inc.	11,360	121,470
San-A Co. Ltd.	3,600	71,183
San-Ai Obbli Co. Ltd.	4,300	55,414
Sangetsu Corp.	2,700	49,394
San-In Godo Bank Ltd.	15,400	217,437
†Sanken Electric Co. Ltd.	1,900	135,527
Sanki Engineering Co. Ltd.	9,600	176,876
Sanko Gosei Ltd.	3,800	17,799
Sankyo Co. Ltd.	16,300	159,017
Sankyo Frontier Co. Ltd.	1,000	13,925
Sankyo Tateyama, Inc.	2,400	9,295
Sankyu, Inc.	4,700	250,488
Sanoh Industrial Co. Ltd.	4,800	28,260
Sanrio Co. Ltd.	31,500	213,106
Sansei Technologies, Inc.	1,700	25,455
Sansha Electric Manufacturing Co. Ltd.	2,300	17,954
Sanshin Electronics Co. Ltd.	1,200	20,306
Santen Pharmaceutical Co. Ltd.	18,400	241,381
Sanwa Holdings Corp.	11,200	262,575
Sanyo Chemical Industries Ltd.	1,100	33,255
Sanyo Denki Co. Ltd.	1,800	73,223
Sanyo Electric Railway Co. Ltd.	600	7,150
Sanyo Trading Co. Ltd.	4,000	19,287
Sapporo Holdings Ltd.	12,600	157,091
Sato Corp.	2,500	36,642
Sato Shoji Corp.	700	12,211
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sawai Group Holdings Co. Ltd.	11,700	$121,632
SBI Holdings, Inc.	23,000	377,172
SBS Holdings, Inc.	1,400	37,348
SCREEN Holdings Co. Ltd.	6,400	717,932
Scroll Corp.	4,000	40,203
Secom Co. Ltd.	7,400	293,974
Seed Co. Ltd.	1,000	3,158
Sega Sammy Holdings, Inc.	5,400	73,516
Seibu Holdings, Inc.	9,000	176,308
Seikitokyu Kogyo Co. Ltd.	2,300	20,579
Seiko Epson Corp.	16,700	279,524
Seiko Group Corp.	6,200	311,666
Seino Holdings Co. Ltd.	5,300	85,876
Seiren Co. Ltd.	3,400	68,965
Sekisui Chemical Co. Ltd.	15,100	242,135
Sekisui House Ltd.	22,400	465,688
Sekisui Kasei Co. Ltd.	2,500	8,202
SEMITEC Corp.	1,200	15,182
Senko Group Holdings Co. Ltd.	13,100	158,396
Senshu Electric Co. Ltd.	1,200	52,255
Senshu Ikeda Holdings, Inc.	29,000	176,137
Seria Co. Ltd.	4,300	96,297
Seven & i Holdings Co. Ltd.	58,600	702,753
Seven Bank Ltd.	59,500	103,277
SG Holdings Co. Ltd.	14,200	134,770
†Sharp Corp.	11,700	47,060
Shibaura Machine Co. Ltd.	3,200	89,373
Shibaura Mechatronics Corp.	6,500	189,991
Shibusawa Logistics Corp.	2,800	27,394
Shibuya Corp.	1,300	35,723
†SHIFT, Inc.	13,800	57,590
Shiga Bank Ltd.	19,500	314,992
Shikibo Ltd.	1,500	9,451
Shikoku Bank Ltd.	4,500	83,830
Shikoku Electric Power Co., Inc.	10,700	97,148
Shima Seiki Manufacturing Ltd.	2,800	14,932
Shimadaya Corp.	1,000	10,083
Shimadzu Corp.	5,000	127,522
Shimano, Inc.	900	95,994
Shimizu Bank Ltd.	1,100	16,066
Shimizu Corp.	9,400	148,859
Shimojima Co. Ltd.	500	4,110
Shin Nippon Air Technologies Co. Ltd.	2,200	51,308
Shinagawa Refra Co. Ltd.	3,500	41,681
SHINANEN HOLDINGS Co. Ltd.	600	25,064
Shindengen Electric Manufacturing Co. Ltd.	800	18,793
LVIP Dimensional International Core Equity Fund-27

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shin-Etsu Chemical Co. Ltd.	25,600	$1,115,890
Shin-Etsu Polymer Co. Ltd.	4,100	61,195
Shinko Shoji Co. Ltd.	2,200	21,562
Shinmaywa Industries Ltd.	6,500	81,116
Shinnihonseiyaku Co. Ltd.	800	9,613
Shinsho Corp.	2,100	31,108
Shinwa Co. Ltd.	3,800	34,725
Shionogi & Co. Ltd.	10,000	170,865
Ship Healthcare Holdings, Inc.	9,300	124,213
Shiseido Co. Ltd.	11,400	184,007
Shizuoka Financial Group, Inc.	17,200	322,915
SHO-BOND Holdings Co. Ltd.	14,000	107,935
Shoei Co. Ltd.	4,400	48,206
Shoei Foods Corp.	800	20,285
Showa Sangyo Co. Ltd.	1,500	31,322
SIGMAXYZ Holdings, Inc.	8,000	26,564
Siix Corp.	2,900	23,436
Simplex Holdings, Inc.	14,000	81,038
Sinfonia Technology Co. Ltd.	2,100	209,782
Sinko Industries Ltd.	1,200	9,296
SKY Perfect JSAT Corp.	4,700	78,358
Skylark Holdings Co. Ltd.	14,500	250,387
Smaregi, Inc.	1,300	21,676
SMC Corp.	200	89,417
SMK Corp.	200	3,888
SMS Co. Ltd.	7,200	99,331
Socionext, Inc.	11,600	185,183
Soda Nikka Co. Ltd.	2,000	13,865
SoftBank Corp.	522,200	666,812
Softcreate Holdings Corp.	1,400	14,970
Software Service, Inc.	200	13,182
Sojitz Corp.	8,820	282,945
Soken Chemical & Engineering Co. Ltd.	2,200	46,468
Soliton Systems KK	500	6,007
Sompo Holdings, Inc.	16,700	634,438
Sony Financial Group, Inc.	315,400	274,819
Sony Group Corp.	156,900	3,157,466
Sotetsu Holdings, Inc.	5,200	79,654
SPK Corp.	2,000	15,964
S-Pool, Inc.	4,800	7,619
Square Enix Holdings Co. Ltd.	4,500	66,840
SRE Holdings Corp.	1,100	16,063
ST Corp.	1,200	11,016
St. Marc Holdings Co. Ltd.	900	13,936
Star Mica Holdings Co. Ltd.	3,600	35,812
Starts Corp., Inc.	3,000	83,943
Starzen Co. Ltd.	2,400	17,755
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Stella Chemifa Corp.	1,300	$53,299
Strike Group Co. Ltd.	3,600	27,920
Studio Alice Co. Ltd.	900	10,285
Subaru Corp.	24,400	356,979
Sugi Holdings Co. Ltd.	7,700	149,648
Sugimoto & Co. Ltd.	1,600	11,718
SUMCO Corp.	16,400	415,881
Sumida Corp.	4,700	39,990
Suminoe Co. Ltd.	1,600	10,633
Sumitomo Bakelite Co. Ltd.	1,600	74,329
Sumitomo Chemical Co. Ltd.	110,700	353,273
Sumitomo Corp.	55,200	530,564
Sumitomo Electric Industries Ltd.	73,200	1,358,381
Sumitomo Forestry Co. Ltd.	31,200	260,472
Sumitomo Heavy Industries Ltd.	9,900	312,492
Sumitomo Mitsui Financial Group, Inc.	47,100	1,846,275
Sumitomo Mitsui Financial Group, Inc. ADR	10,815	255,018
Sumitomo Mitsui Trust Group, Inc.	12,500	466,749
Sumitomo Osaka Cement Co. Ltd.	4,000	150,648
†Sumitomo Pharma Co. Ltd.	1,600	14,768
Sumitomo Realty & Development Co. Ltd.	12,200	283,250
Sumitomo Rubber Industries Ltd.	16,800	217,502
Sumitomo Seika Chemicals Co. Ltd.	3,000	23,613
Sun Frontier Fudousan Co. Ltd.	300	4,497
Suncall Corp.	2,900	31,217
Sundrug Co. Ltd.	4,900	114,668
Suntory Beverage & Food Ltd.	5,100	142,118
Sun-Wa Technos Corp.	1,500	33,899
Suruga Bank Ltd.	16,400	247,388
Suzuken Co. Ltd.	4,800	146,272
Suzuki Co. Ltd.	2,700	54,626
Suzuki Motor Corp.	61,700	746,306
SWCC Corp.	3,000	254,814
Sysmex Corp.	25,400	228,496
Systems Engineering Consultants Co. Ltd.	1,000	19,982
Systena Corp.	25,800	63,113
Syuppin Co. Ltd.	3,400	22,802
T Hasegawa Co. Ltd.	2,300	45,301
T RAD Co. Ltd.	8,000	71,417
T&D Holdings, Inc.	15,500	462,331
LVIP Dimensional International Core Equity Fund-28

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tachibana Eletech Co. Ltd.	800	$15,997
Tachi-S Co. Ltd.	4,100	53,797
Tadano Ltd.	9,900	77,979
Taihei Dengyo Kaisha Ltd.	3,000	47,552
Taiheiyo Cement Corp.	11,900	293,302
Taiho Kogyo Co. Ltd.	900	5,960
Taikisha Ltd.	3,400	104,733
Taisei Corp.	2,400	212,454
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	500	7,452
Taiyo Holdings Co. Ltd.	7,400	227,143
Taiyo Yuden Co. Ltd.	5,100	648,489
Takamatsu Construction Group Co. Ltd.	1,100	24,455
Takamiya Co. Ltd.	2,400	5,883
Takaoka Toko Co. Ltd.	700	32,874
Takara & Co. Ltd.	700	13,877
Takara Holdings, Inc.	8,500	117,716
Takara Standard Co. Ltd.	3,600	69,016
Takasago International Corp.	8,500	58,923
Takasago Thermal Engineering Co. Ltd.	3,200	100,988
Takashima & Co. Ltd.	3,200	15,110
Takashimaya Co. Ltd.	25,600	395,543
Take & Give Needs Co. Ltd.	1,500	6,027
TAKEBISHI Corp.	800	11,235
Takeda Pharmaceutical Co. Ltd.	30,223	963,347
Takeuchi Manufacturing Co. Ltd.	3,800	166,947
Tama Home Co. Ltd.	1,400	26,128
Tamron Co. Ltd.	16,400	117,121
Tamura Corp.	7,000	41,050
Tanseisha Co. Ltd.	4,300	36,214
Taoka Chemical Co. Ltd.	1,000	4,232
Tayca Corp.	1,900	27,817
Tazmo Co. Ltd.	1,900	56,287
Tbk Co. Ltd.	4,000	7,814
TDC Soft, Inc.	2,000	11,147
TDK Corp.	50,500	1,132,933
TechMatrix Corp.	3,800	40,120
Teijin Ltd.	17,100	172,231
Teikoku Corp.	1,200	23,137
Tekken Corp.	1,100	29,653
Tera Probe, Inc.	600	51,094
Terumo Corp.	37,200	508,060
Tess Holdings Co. Ltd.	3,200	18,629
THK Co. Ltd.	4,400	201,262
TIS, Inc.	11,300	221,133
TKC Corp.	1,600	33,696
Toa Corp.	8,300	107,294
Toagosei Co. Ltd.	2,200	23,698
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TOBISHIMA HOLDINGS, Inc.	2,080	$25,434
Tobu Railway Co. Ltd.	8,400	151,397
Tocalo Co. Ltd.	5,800	117,420
Tochigi Bank Ltd.	7,700	44,494
Toda Corp.	25,500	256,987
Toei Animation Co. Ltd.	2,500	37,424
Toenec Corp.	5,000	69,735
Toho Bank Ltd.	28,600	137,734
Toho Co. Ltd.	13,500	108,287
Toho Gas Co. Ltd.	14,000	104,960
Toho Holdings Co. Ltd.	3,200	76,952
†Toho Zinc Co. Ltd.	900	4,364
Tohoku Bank Ltd.	1,100	9,459
Tohoku Electric Power Co., Inc.	16,800	110,460
Tokai Carbon Co. Ltd.	23,200	246,858
Tokai Corp.	2,300	32,994
TOKAI Holdings Corp.	9,100	64,417
Tokai Rika Co. Ltd.	6,100	111,793
Tokai Tokyo Financial Holdings, Inc.	23,700	110,725
Tokio Marine Holdings, Inc.	43,900	1,930,231
Tokushu Tokai Paper Co. Ltd.	2,400	27,668
Tokuyama Corp.	7,500	227,887
Tokyo Base Co. Ltd.	1,700	3,603
†Tokyo Electric Power Co. Holdings, Inc.	39,000	111,438
Tokyo Electron Device Ltd.	2,600	62,951
Tokyo Electron Ltd.	8,000	3,878,830
Tokyo Gas Co. Ltd.	7,500	283,993
Tokyo Kiraboshi Financial Group, Inc.	21,600	241,710
Tokyo Ohka Kogyo Co. Ltd.	3,300	234,454
Tokyo Rope Manufacturing Co. Ltd.	1,200	14,320
Tokyo Sangyo Co. Ltd.	2,400	11,934
Tokyo Seimitsu Co. Ltd.	2,800	356,027
Tokyo Steel Manufacturing Co. Ltd.	6,400	66,567
Tokyo Tatemono Co. Ltd.	17,400	355,005
Tokyo Tekko Co. Ltd.	3,600	40,527
Tokyotokeiba Co. Ltd.	1,700	50,686
Tokyu Construction Co. Ltd.	6,200	45,075
Tokyu Corp.	12,100	124,845
Tokyu Fudosan Holdings Corp.	56,000	448,685
Toli Corp.	2,800	11,674
Tomato Bank Ltd.	1,400	12,916
Tomoe Engineering Co. Ltd.	3,300	36,545
Tomoku Co. Ltd.	800	19,144
LVIP Dimensional International Core Equity Fund-29

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TOMONY Holdings, Inc.	17,900	$97,472
Tomy Co. Ltd.	6,300	123,948
Topre Corp.	3,600	59,036
Topy Industries Ltd.	1,200	20,108
Toray Industries, Inc.	53,400	374,047
Torex Semiconductor Ltd.	900	14,442
Toridoll Holdings Corp.	3,300	77,938
Torishima Pump Manufacturing Co. Ltd.	700	12,176
Tosei Corp.	6,200	64,859
Toshiba TEC Corp.	3,900	68,656
Tosho Co. Ltd.	1,600	7,400
Tosoh Corp.	23,800	432,232
Totech Corp.	1,200	30,808
Totetsu Kogyo Co. Ltd.	2,500	65,222
TOTO Ltd.	2,200	117,810
Tottori Bank Ltd.	600	5,790
Towa Bank Ltd.	3,300	29,824
Towa Pharmaceutical Co. Ltd.	2,900	68,236
Toyo Gosei Co. Ltd.	800	82,909
Toyo Kanetsu KK	2,400	36,249
Toyo Seikan Group Holdings Ltd.	8,900	224,722
Toyo Suisan Kaisha Ltd.	1,800	115,287
Toyo Tanso Co. Ltd.	1,300	59,862
Toyo Tire Corp.	9,400	217,642
Toyobo Co. Ltd.	10,000	99,367
Toyoda Gosei Co. Ltd.	7,300	231,497
Toyota Boshoku Corp.	9,700	127,743
Toyota Motor Corp.	166,405	2,787,699
Toyota Tsusho Corp.	20,000	744,443
Traders Holdings Co. Ltd.	4,800	35,076
Transaction Co. Ltd.	2,400	20,770
Transcosmos, Inc.	1,900	42,130
TRE Holdings Corp.	4,300	55,531
Treasure Factory Co. Ltd.	2,800	38,993
Trend Micro, Inc.	4,900	181,539
Trusco Nakayama Corp.	3,400	47,832
†Tsubaki Nakashima Co. Ltd.	5,600	13,594
Tsubakimoto Chain Co.	9,100	144,444
Tsubakimoto Kogyo Co. Ltd.	1,200	19,999
Tsuburaya Fields Holdings, Inc.	4,100	35,181
Tsugami Corp.	3,600	181,168
Tsukada Global Holdings, Inc.	1,600	6,005
Tsukishima Holdings Co. Ltd.	1,500	24,263
Tsukuba Bank Ltd.	14,800	56,233
Tsumura & Co.	3,200	73,273
Tsuruha Holdings, Inc.	21,085	266,877
UACJ Corp.	16,800	267,242
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
UBE Corp.	11,100	$218,730
Ubicom Holdings, Inc.	500	2,942
Uchida Yoko Co. Ltd.	3,500	42,946
Ultrafabrics Holdings Co. Ltd.	1,200	4,812
Umios Corp.	16,500	132,860
U-Next Holdings Co. Ltd.	3,900	39,629
Unicharm Corp.	33,900	196,448
Unipres Corp.	5,600	41,896
UNISOL Holdings Corp.	1,261	16,738
United Arrows Ltd.	2,900	42,485
United Super Markets Holdings, Inc.	5,384	26,534
UNITED, Inc.	1,400	4,339
†Universal Entertainment Corp.	2,400	9,382
Urbanet Corp. Co. Ltd.	5,600	17,563
User Local, Inc.	1,000	10,195
Ushio, Inc.	2,400	67,077
USS Co. Ltd.	16,300	191,460
UT Group Co. Ltd.	28,500	30,501
V Technology Co. Ltd.	600	34,193
Valor Holdings Co. Ltd.	3,800	91,359
Valqua Ltd.	1,300	58,111
Value HR Co. Ltd.	1,600	14,528
ValueCommerce Co. Ltd.	1,200	3,364
Vector, Inc.	2,500	27,082
Vertex Corp.	4,200	34,237
Vision, Inc.	2,200	13,171
†Visional, Inc.	2,200	105,579
Vital KSK Holdings, Inc.	4,200	39,260
VT Holdings Co. Ltd.	7,200	19,950
Wacoal Holdings Corp.	3,000	81,522
Wacom Co. Ltd.	11,800	56,384
Wakachiku Construction Co. Ltd.	1,000	20,254
Wakita & Co. Ltd.	3,800	40,595
Warabeya Nichiyo Holdings Co. Ltd.	1,300	21,134
Waseda Academy Co. Ltd.	1,100	15,758
Watahan & Co. Ltd.	1,000	8,368
Wavelock Holdings Co. Ltd.	1,500	9,787
WDB Holdings Co. Ltd.	1,300	13,932
Weathernews, Inc.	2,800	34,543
West Holdings Corp.	2,028	29,920
West Japan Railway Co.	10,600	177,537
Will Group, Inc.	1,900	12,146
WingArc1st, Inc.	1,200	17,345
Wood One Co. Ltd.	1,400	7,321
Workman Co. Ltd.	900	37,909
World Co. Ltd.	6,800	67,011
World Holdings Co. Ltd.	800	12,150
†W-Scope Corp.	9,700	10,609
Xebio Holdings Co. Ltd.	2,000	12,965
YAC Holdings Co. Ltd.	1,700	14,771
LVIP Dimensional International Core Equity Fund-30

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yagi & Co. Ltd.	1,500	$15,924
Yahagi Construction Co. Ltd.	1,500	16,888
Yakult Honsha Co. Ltd.	7,800	131,187
YAKUODO Holdings Co. Ltd.	1,100	11,323
YAMABIKO Corp.	3,700	86,883
YAMADA Consulting Group Co. Ltd.	500	5,108
Yamada Holdings Co. Ltd.	44,800	181,640
Yamae Group Holdings Co. Ltd.	2,200	38,808
Yamagata Bank Ltd.	1,900	41,612
Yamaguchi Financial Group, Inc.	16,500	291,967
Yamaha Corp.	20,200	142,953
Yamaha Motor Co. Ltd.	41,000	311,322
Yamaichi Electronics Co. Ltd.	2,800	168,044
Yamami Co.	500	14,967
Yamanashi Chuo Bank Ltd.	2,800	107,761
Yamatane Corp.	1,800	22,475
Yamato Holdings Co. Ltd.	9,300	105,232
Yamaya Corp.	400	5,015
Yamazaki Baking Co. Ltd.	6,900	135,526
Yamazen Corp.	5,500	57,103
Yashima Denki Co. Ltd.	1,300	22,499
Yaskawa Electric Corp.	3,900	172,021
Yellow Hat Ltd.	6,900	74,843
Yokogawa Bridge Holdings Corp.	3,600	63,166
Yokogawa Electric Corp.	8,600	302,231
Yokohama Financial Group, Inc.	41,469	446,599
Yokohama Rubber Co. Ltd.	10,800	487,147
Yokorei Co. Ltd.	3,900	50,306
Yokowo Co. Ltd.	700	26,757
Yondenko Corp.	4,200	53,563
Yondoshi Holdings, Inc.	1,300	15,581
Yonex Co. Ltd.	6,800	97,320
Yorozu Corp.	1,000	5,129
†Yoshimura Food Holdings KK	1,300	5,174
Yoshinoya Holdings Co. Ltd.	4,500	86,682
Yotai Refractories Co. Ltd.	200	2,158
Yuasa Co. Ltd.	1,300	42,513
Yukiguni Factory Co. Ltd.	1,100	7,634
Yurtec Corp.	5,700	85,356
Yushin Co.	1,300	5,528
Zacros Corp.	3,600	30,768
Zenrin Co. Ltd.	1,700	9,086
Zensho Holdings Co. Ltd.	3,969	197,599
Zeon Corp.	15,900	232,414
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ZERIA Pharmaceutical Co. Ltd.	2,800	$35,233
ZIGExN Co. Ltd.	7,100	16,725
Zojirushi Corp.	1,100	9,049
ZOZO, Inc.	15,300	108,120
Zuiko Corp.	2,100	11,456
		186,006,679
Jersey–0.02%
B&M European Value Retail PLC	58,134	150,493
		150,493
Jordan–0.02%
Hikma Pharmaceuticals PLC	8,444	170,125
		170,125
Luxembourg–0.20%
Befesa SA	1,602	54,615
d'Amico International Shipping SA	8,265	62,155
Eurofins Scientific SE	11,052	864,869
RTL Group SA	3,893	138,642
SES SA	37,259	305,029
Stabilus SE	1,672	28,972
Sword Group	504	16,521
Tenaris SA	3,842	106,356
		1,577,159
Macau–0.02%
†MECOM Power & Construction Ltd.	139,500	2,508
MGM China Holdings Ltd.	41,600	53,961
Sands China Ltd.	40,800	68,075
Wynn Macau Ltd.	95,200	61,414
		185,958
Mauritius–0.00%
Capital Ltd.	466	646
		646
Mexico–0.02%
Fresnillo PLC	4,246	154,628
		154,628
Mongolia–0.01%
†Mongolian Mining Corp.	60,000	47,822
		47,822
Netherlands–4.62%
Aalberts NV	5,804	259,130
ABN AMRO Bank NV	19,386	824,522
Acomo NV	2,190	56,492
†Adyen NV	225	211,076
LVIP Dimensional International Core Equity Fund-31

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Aegon Ltd.	102,373	$869,577
Akzo Nobel NV	11,672	793,764
†Alfen NV	625	11,276
AMG Critical Materials NV	2,191	82,189
Aperam SA	4,066	197,757
Arcadis NV	5,930	227,925
ArcelorMittal SA	16,158	973,035
†Argenx SE ADR	294	272,764
†Argo Properties NV	368	16,516
ASM International NV	997	1,146,531
ASML Holding NV	7,379	14,668,284
ASR Nederland NV	16,445	1,241,940
†Avantium NV	1,351	11,123
†Basic-Fit NV	2,849	106,219
BE Semiconductor Industries NV	1,738	573,978
Brunel International NV	2,490	18,750
Corbion NV	4,861	111,916
CTP NV	8,092	147,680
Euronext NV	2,631	420,832
Ferrovial NV	3,587	245,855
†Flow Traders Ltd.	4,363	128,634
ForFarmers NV	2,935	20,904
Fugro NV	8,999	97,342
HAL Trust	1,039	195,908
Heineken NV	8,037	674,807
IMCD NV	4,470	404,194
ING Groep NV	48,473	1,529,483
Kendrion NV	1,761	39,500
Koninklijke Ahold Delhaize NV	34,305	1,380,515
Koninklijke BAM Groep NV	31,392	440,378
Koninklijke Heijmans NV	3,002	391,748
Koninklijke KPN NV	335,052	1,654,746
Koninklijke Philips NV	28,538	775,995
Koninklijke Vopak NV	5,798	301,919
†Magnum Ice Cream Co. NV	6,649	115,759
Nedap NV	289	31,586
NN Group NV	24,224	2,123,691
†Pharming Group NV	49,651	68,163
Pluxee NV	1,504	19,762
PostNL NV	30,386	31,974
Qiagen NV	5,015	195,780
Randstad NV	8,272	238,860
SBM Offshore NV	17,311	598,456
†SIF Holding NV	1,080	6,293
Signify NV	8,400	160,413
Sligro Food Group NV	1,675	21,649
†Stellantis NV	68,416	391,088
TKH Group NV	4,644	232,048
†TomTom NV	3,375	17,946
Universal Music Group NV	29,907	626,538
Van Lanschot Kempen NV	3,690	280,529
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Wolters Kluwer NV	7,494	$484,559
		37,170,298
New Zealand–0.28%
a2 Milk Co. Ltd.	9,054	47,051
Air New Zealand Ltd.	113,751	28,426
Auckland International Airport Ltd.	22,530	106,949
Briscoe Group Ltd.	2,316	6,057
Channel Infrastructure NZ Ltd.	30,155	54,805
Chorus Ltd.	24,440	138,777
Contact Energy Ltd.	24,356	128,982
EBOS Group Ltd.	5,593	66,239
Fisher & Paykel Healthcare Corp. Ltd. Class C	7,448	165,453
†Fletcher Building Ltd.	77,186	148,783
Freightways Group Ltd.	14,946	118,211
Genesis Energy Ltd.	46,737	68,842
†Gentrack Group Ltd.	3,379	7,459
Hallenstein Glasson Holdings Ltd.	5,127	29,102
Heartland Group Holdings Ltd.	52,841	36,494
Infratil Ltd.	12,158	106,653
†KMD Brands Ltd.	5,112	5,371
Mainfreight Ltd.	2,537	89,540
Mercury NZ Ltd.	12,623	49,531
Meridian Energy Ltd.	16,235	53,705
NZX Ltd.	20,698	16,585
†Oceania Healthcare Ltd.	68,674	29,643
†Pacific Edge Ltd.	16,563	2,822
PGG Wrightson Ltd.	3,482	4,450
Port of Tauranga Ltd.	7,617	38,502
†Ryman Healthcare Ltd.	36,618	47,048
Sanford Ltd.	3,824	15,311
Scales Corp. Ltd.	10,942	40,248
Skellerup Holdings Ltd.	17,661	66,202
SKY Network Television Ltd.	10,160	18,869
†SKYCITY Entertainment Group Ltd.	79,522	24,839
Spark New Zealand Ltd.	69,075	73,558
†Steel & Tube Holdings Ltd.	4,332	824
Summerset Group Holdings Ltd.	21,546	106,603
Tourism Holdings Ltd.	5,819	9,584
TOWER Ltd.	21,343	22,668
Turners Automotive Group Ltd.	4,122	19,430
Vector Ltd.	9,108	26,123
†Vista Group International Ltd.	10,648	14,201
Vulcan Steel Ltd.	2,401	8,478
†Warehouse Group Ltd.	6,110	1,990
LVIP Dimensional International Core Equity Fund-32

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
†Xero Ltd.	4,308	$216,573
		2,260,981
Norway–0.68%
2020 Bulkers Ltd.	1,093	362
ABG Sundal Collier Holding ASA	35,090	25,205
AF Gruppen ASA	1,402	27,393
Aker ASA Class A	362	41,984
†Aker BioMarine ASA	1,763	17,275
Aker BP ASA	12,670	386,557
Aker Solutions ASA	18,311	82,197
Atea ASA	7,568	132,393
Austevoll Seafood ASA	7,454	58,325
Bakkafrost P	535	21,739
Bluenord ASA	933	46,840
Bonheur ASA	1,345	31,252
Borregaard ASA	2,895	43,583
Bouvet ASA	5,428	23,562
BW Offshore Ltd.	8,430	37,302
†Cloudberry Clean Energy ASA	18,751	23,650
DNB Bank ASA	11,171	332,586
DNO ASA	52,313	86,075
DOF Group ASA	2,621	30,106
†Elkem ASA	29,820	96,491
Elmera Group ASA	7,374	34,646
Elopak ASA	9,930	35,262
Entra ASA	924	9,858
Equinor ASA	27,869	878,804
Europris ASA	16,557	147,749
Frontline PLC	1,980	68,690
Gjensidige Forsikring ASA	1,010	27,339
Grieg Seafood ASA	6,008	16,594
†Hexagon Composites ASA	12,725	10,997
†Hexagon Purus ASA	213	258
Hoegh Autoliners ASA	11,013	161,215
Kid ASA	1,895	22,864
Kitron ASA	6,696	72,396
Klaveness Combination Carriers ASA	3,137	27,635
†Kongsberg Automotive ASA	79,968	16,130
Kongsberg Gruppen ASA	5,535	166,802
†Kongsberg Maritime AS	5,535	28,652
Leroy Seafood Group ASA	7,631	29,526
†LINK Mobility Group Holding ASA	10,332	26,441
Magnora ASA	4,688	11,389
Medistim ASA	229	5,298
Mowi ASA	3,718	68,683
MPC Container Ships ASA	46,238	118,415
Multiconsult ASA	618	9,048
†NEL ASA	12,155	2,914
Norbit ASA	1,217	20,857
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Nordic Semiconductor ASA	1,006	$18,595
Norsk Hydro ASA	14,869	134,546
†Norske Skog ASA	2,906	12,477
Norwegian Air Shuttle ASA	19,708	29,332
†NRC Group ASA	6,134	5,305
Odfjell Drilling Ltd.	10,099	85,497
Odfjell SE Class A	3,481	36,644
†OKEA ASA	5,631	17,225
Orkla ASA	1,817	19,103
Pareto Bank ASA	2,045	14,049
Protector Forsikring ASA	1,317	63,559
Rogaland Sparebank	1,014	14,917
Salmar ASA	281	13,151
SATS ASA	17,001	72,023
†Scatec ASA	7,119	69,933
Sea1 offshore, Inc.	8,784	21,032
Selvaag Bolig ASA	3,629	12,245
Solstad Maritime ASA	4,536	11,227
Solstad Offshore ASA	4,318	23,556
Sparebank 1 Oestlandet	1,833	35,051
SpareBank 1 Sor-Norge ASA	6,339	123,909
Sparebanken More	3,012	32,967
Stolt-Nielsen Ltd.	1,420	41,835
Storebrand ASA	5,333	100,162
Telenor ASA	13,244	189,726
TGS ASA	11,440	148,663
TOMRA Systems ASA	2,053	19,766
Var Energi ASA	11,093	45,963
Veidekke ASA	8,333	159,725
Vend Marketplaces ASA Class B	550	13,238
Wallenius Wilhelmsen ASA	8,327	110,455
Wilh Wilhelmsen Holding ASA Class A	451	31,301
Wilh Wilhelmsen Holding ASA Class B	293	18,175
Yara International ASA	3,337	146,754
		5,455,445
Peru–0.02%
Hochschild Mining PLC	33,269	204,370
		204,370
Philippines–0.00%
†Del Monte Pacific Ltd.	48,800	3,111
		3,111
Portugal–0.40%
Altri SGPS SA	1,609	8,735
Banco Comercial Portugues SA Class R	548,698	649,214
Corticeira Amorim SGPS SA	735	5,368
LVIP Dimensional International Core Equity Fund-33

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal (continued)
CTT-Correios de Portugal SA	2,709	$17,915
EDP Renewables SA	20,778	335,656
EDP SA	136,985	715,598
Galp Energia SGPS SA	34,803	737,612
Jeronimo Martins SGPS SA	10,263	196,558
Mota-Engil SGPS SA	8,785	46,804
Navigator Co. SA	16,615	61,271
NOS SGPS SA	20,735	119,525
REN - Redes Energeticas Nacionais SGPS SA	24,428	105,265
Sonae SGPS SA	92,083	212,050
		3,211,571
Singapore–1.29%
AEM Holdings Ltd.	21,504	178,048
Aztech Global Ltd.	15,800	10,714
Banyan Tree Holdings Ltd.	48,800	20,562
BRC Asia Ltd.	5,600	19,022
BW LPG Ltd.	6,687	116,502
Centurion Accommodation REIT	2,750	2,253
Centurion Corp. Ltd.	27,500	31,106
China Aviation Oil Singapore Corp. Ltd.	34,700	49,132
City Developments Ltd.	38,000	228,632
ComfortDelGro Corp. Ltd.	130,300	135,089
COSCO Shipping International Singapore Co. Ltd.	243,600	20,932
CSE Global Ltd.	35,771	37,239
DBS Group Holdings Ltd.	39,884	2,019,518
Delfi Ltd.	22,000	15,353
DFI Retail Group Holdings Ltd.	29,100	110,353
=†Ezion Holdings Ltd.	288,390	0
Far East Orchard Ltd.	21,691	18,648
First Resources Ltd.	50,700	121,876
Food Empire Holdings Ltd.	21,840	40,155
Frasers Property Ltd.	33,300	27,559
Frencken Group Ltd.	21,400	49,955
†Fu Yu Corp. Ltd.	30,400	2,259
Genting Singapore Ltd.	405,000	191,263
Geo Energy Resources Ltd.	46,000	16,533
Golden Agri-Resources Ltd.	512,000	106,852
GuocoLand Ltd.	27,500	45,275
Hafnia Ltd.	10,717	70,050
Ho Bee Land Ltd.	12,200	19,248
Hong Fok Corp. Ltd.	19,800	14,346
Hong Leong Asia Ltd.	19,400	41,527
Hotel Grand Central Ltd.	19,945	11,331
Hour Glass Ltd.	21,300	43,224
Hutchison Port Holdings Trust	545,900	93,349
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
=†Hyflux Ltd.	16,000	$0
iFAST Corp. Ltd.	6,500	44,454
Indofood Agri Resources Ltd.	26,500	7,257
Kenon Holdings Ltd.	1,146	77,371
Keppel Infrastructure Trust	193,846	80,160
Keppel Ltd.	26,800	227,317
=†Midas Holdings Ltd.	143,100	0
Nanofilm Technologies International Ltd.	17,800	16,748
Netlink NBN Trust	145,100	109,407
Olam Group Ltd.	52,900	49,649
OUE Ltd.	20,900	16,155
Oversea-Chinese Banking Corp. Ltd.	52,413	1,005,842
†Oxley Holdings Ltd.	104,878	6,242
Propnex Ltd.	16,800	24,195
Q&M Dental Group Singapore Ltd.	30,500	12,977
QAF Ltd.	12,400	9,297
Raffles Medical Group Ltd.	49,313	34,876
Riverstone Holdings Ltd.	70,100	46,369
SATS Ltd.	54,211	190,255
SBS Transit Ltd.	4,800	13,913
Seatrium Ltd.	156,242	238,536
Sembcorp Industries Ltd.	63,200	310,844
Sheng Siong Group Ltd.	46,800	116,968
SIA Engineering Co. Ltd.	9,600	25,705
Singapore Airlines Ltd.	94,950	564,653
Singapore Exchange Ltd.	26,600	496,288
Singapore Land Group Ltd.	14,500	35,938
Singapore Technologies Engineering Ltd.	55,300	445,405
Singapore Telecommunications Ltd.	69,400	236,933
StarHub Ltd.	49,400	39,456
Straits Trading Co. Ltd.	11,108	14,005
†Thomson Medical Group Ltd.	181,300	7,301
Tuan Sing Holdings Ltd.	60,622	14,547
UMS Integration Ltd.	24,063	49,632
United Overseas Bank Ltd.	25,662	790,257
UOB-Kay Hian Holdings Ltd.	47,826	136,312
UOL Group Ltd.	38,700	285,234
†Valeura Energy, Inc.	10,600	77,730
Venture Corp. Ltd.	22,500	298,233
Vicom Ltd.	4,200	5,779
Wee Hur Holdings Ltd.	64,100	31,820
Wilmar International Ltd.	66,700	186,152
Wing Tai Holdings Ltd.	34,200	40,716
†XP Power Ltd.	1,325	34,132
		10,362,965
LVIP Dimensional International Core Equity Fund-34

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–2.89%
Acciona SA	1,955	$619,395
Acerinox SA	14,791	259,304
ACS Actividades de Construccion y Servicios SA	6,489	954,251
Aena SME SA	19,200	585,074
Almirall SA	4,445	57,221
Amadeus IT Group SA	13,335	780,114
†Amper SA	149,559	35,585
Atresmedia Corp. de Medios de Comunicacion SA	9,729	53,061
†Audax Renovables SA	8,946	12,900
Banco Bilbao Vizcaya Argentaria SA	108,209	2,724,356
Banco Bilbao Vizcaya Argentaria SA ADR	93,763	2,349,701
Banco de Sabadell SA	427,409	1,514,497
Banco Santander SA	221,924	3,080,271
Bankinter SA	51,043	854,758
CaixaBank SA	57,599	816,072
†Cellnex Telecom SA	18,683	558,541
CIE Automotive SA	1,997	60,895
Construcciones y Auxiliar de Ferrocarriles SA	2,140	155,450
Corp. ACCIONA Energias Renovables SA	2,251	59,624
†Distribuidora Internacional de Alimentacion SA	883	41,666
Ebro Foods SA	2,022	41,346
†eDreams ODIGEO SA	2,861	15,384
Elecnor SA	2,925	132,892
Enagas SA	9,599	186,014
†Ence Energia y Celulosa SA	12,971	33,977
Endesa SA	11,507	522,834
Faes Farma SA	12,829	67,296
Fluidra SA	3,537	80,042
Gestamp Automocion SA	12,435	40,623
Global Dominion Access SA	7,450	25,382
†Grenergy Renovables SA	874	114,326
Grifols SA	13,475	138,017
Grupo Empresarial San Jose SA	3,554	36,269
Iberdrola SA	24,340	605,812
Indra Sistemas SA	5,158	282,914
Industria de Diseno Textil SA	16,813	1,059,762
Laboratorios Farmaceuticos Rovi SA	857	56,632
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	21,910	30,124
Logista Integral SA	6,043	233,120
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Mapfre SA	89,066	$440,975
Melia Hotels International SA	5,514	76,619
Miquel y Costas & Miquel SA	1,868	29,348
Naturgy Energy Group SA	7,611	238,561
Neinor Homes SA	1,873	35,249
†Obrascon Huarte Lain SA	25,168	13,137
†Pharma Mar SA	425	36,638
†Promotora de Informaciones SA Class A	23,606	8,259
Prosegur Cash SA	36,519	26,427
Prosegur Cia de Seguridad SA	3,332	10,301
†Realia Business SA	11,794	13,880
Redeia Corp. SA	16,985	288,582
Repsol SA	40,511	1,012,151
Sacyr SA	18,941	101,202
†Solaria Energia y Medio Ambiente SA	4,978	113,173
†Tecnicas Reunidas SA	4,025	133,035
Telefonica SA	158,332	636,309
Tubacex SA	11,128	42,617
Unicaja Banco SA	77,646	276,761
Vidrala SA	2,144	205,651
Viscofan SA	3,590	239,569
		23,253,946
Sweden–2.65%
AAK AB	3,471	81,924
AcadeMedia AB	8,341	86,710
AddLife AB Class B	8,354	140,876
Addnode Group AB	6,878	29,105
AddTech AB Class B	7,794	275,437
AFRY AB	7,790	83,981
Alfa Laval AB	2,620	156,298
Alimak Group AB	2,910	35,670
Alleima AB	17,620	161,345
Alligo AB Class B	927	12,734
Altra Fastigheter AB	4,867	34,672
Ambea AB	10,557	162,921
†Annehem Fastigheter AB Class B	4,488	7,707
AQ Group AB	4,710	106,916
Arjo AB Class B	14,744	37,394
†Asmodee Group AB Class B	5,670	83,008
Assa Abloy AB Class B	7,219	255,053
Atlas Copco AB Class A	35,416	717,847
Atlas Copco AB Class B	20,952	371,438
Atrium Ljungberg AB Class B	15,075	40,922
Attendo AB	13,630	172,541
Avanza Bank Holding AB	5,154	206,553
Avarda Bank AB	2,142	39,642
LVIP Dimensional International Core Equity Fund-35

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Axfood AB	2,905	$77,146
Beijer Alma AB	2,835	86,879
Beijer Ref AB Class B	4,607	67,525
Bergman & Beving AB	1,531	46,060
Betsson AB Class B	12,884	112,675
†BHG Group AB	16,473	37,043
Bilia AB Class A	6,930	103,599
Billerud AB	18,361	118,634
BioArctic AB	1,829	62,137
BioGaia AB Class B	4,284	51,648
Bjorn Borg AB	2,586	16,775
Boliden AB	13,409	757,655
†Bonava AB Class B	20,526	19,455
†Boozt AB	4,107	62,687
Bravida Holding AB	20,331	259,293
Bufab AB	8,765	114,505
†Bulten AB	815	3,635
Byggmax Group AB	7,274	35,125
†Camurus AB	488	28,456
Castellum AB	9,893	129,952
Catena AB	1,654	71,028
Cellavision AB	841	11,813
†Cint Group AB	19,492	11,876
Clas Ohlson AB Class B	2,764	122,058
Cloetta AB Class B	25,436	129,057
Coor Service Management Holding AB	11,679	60,886
Corem Property Group AB Class B	47,668	11,553
Corem Property Group AB Class D	419	9,901
Dios Fastigheter AB	8,151	53,937
†Dometic Group AB	18,128	46,565
†Dustin Group AB	57,504	9,660
Dynavox Group AB	6,844	41,445
Eastnine AB	3,501	16,234
Elanders AB Class B	1,811	8,414
†Electrolux AB Class B	38,463	121,817
Electrolux Professional AB Class B	13,262	57,952
Elekta AB Class B	21,721	110,760
†Eltel AB	11,132	13,892
†Embracer Group AB	5,670	36,917
†Enea AB	1,287	9,835
Engcon AB	1,349	8,535
Ependion AB	1,878	28,192
Epiroc AB Class A	9,438	258,948
Epiroc AB Class B	5,498	127,606
Essity AB Class A	759	21,577
Essity AB Class B	13,581	384,529
†Evolution AB	3,927	269,568
Fabege AB	10,758	82,475
Fagerhult Group AB	5,179	9,190
†Fastighets AB Balder Class B	15,301	81,613
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Fastighets AB Trianon	1,416	$2,580
†Fastighetsbolaget Emilshus AB Class B	94	533
FastPartner AB Class A	2,918	11,455
G5 Entertainment AB	477	3,237
†GARO AB	962	1,115
Getinge AB Class B	9,911	202,663
Granges AB	11,410	202,192
H & M Hennes & Mauritz AB Class B	8,999	154,799
Hanza AB	2,312	34,414
Heba Fastighets AB Class B	7,470	18,603
Hemnet Group AB	3,254	24,714
Hexagon AB Class B	22,249	184,074
†Hexatronic Group AB	15,691	63,906
Hexpol AB	13,858	103,336
HMS Networks AB	577	30,064
Holmen AB Class B	2,770	87,052
Hufvudstaden AB Class A	4,947	61,037
Humana AB	3,911	26,016
Husqvarna AB Class A	1,491	5,828
Husqvarna AB Class B	15,777	61,296
Indutrade AB	3,453	71,453
Instalco AB	24,898	98,297
INVISIO AB	2,645	55,962
Inwido AB	5,503	81,699
JM AB	3,598	49,066
Kabe Group AB Class B	418	7,867
†Karnov Group AB	1,995	14,006
†K-fast Holding AB	5,922	6,121
KNOW IT AB	1,633	13,276
Lagercrantz Group AB Class B	12,341	325,434
Lifco AB Class B	3,017	98,878
Lime Technologies AB	713	14,584
Lindab International AB	5,809	78,109
Loomis AB	8,080	396,092
†Medcap AB	820	44,356
Medicover AB Class B	4,332	102,909
MEKO AB	4,193	33,178
Midsona AB Class B	1,338	1,987
†Modern Times Group MTG AB Class B	9,134	115,311
Momentum Group AB	927	10,861
†Morrow Bank AB	16,754	20,390
Munters Group AB	5,335	94,941
Mycronic AB	7,410	246,190
NCAB Group AB	5,265	45,611
NCC AB Class B	10,538	207,419
Nederman Holding AB	1,654	22,391
†Net Insight AB Class B	38,456	15,844
New Wave Group AB Class B	7,813	73,482
Nibe Industrier AB Class B	8,525	31,690
LVIP Dimensional International Core Equity Fund-36

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Nivika Fastigheter AB Class B	2,716	$10,042
†Nobia AB	9,069	12,572
Nokian Renkaat OYJ	5,552	76,059
Nolato AB Class B	12,742	63,965
Nordnet AB publ	4,962	188,724
†Norion Bank AB	1,176	7,366
†Note AB	1,549	25,204
NP3 Fastigheter AB	2,360	64,890
OEM International AB Class B	5,867	101,207
†Orron Energy AB	20,424	15,810
†Ovzon AB	3,666	16,684
Peab AB Class B	19,265	181,089
Platzer Fastigheter Holding AB Class B	4,133	29,212
Prevas AB Class B	951	7,640
†Pricer AB Class B	11,063	3,837
Proact IT Group AB	2,340	29,887
Ratos AB Class B	24,548	84,220
RaySearch Laboratories AB	2,208	50,130
Rejlers AB	587	8,534
†Rottneros AB	13,965	3,089
Rvrc Holding AB	7,740	45,014
Saab AB Class B	1,385	72,206
Sagax AB Class B	4,413	70,186
†Salix Group AB	837	5,516
†Samhallsbyggnadsbolaget i Norden AB	23,162	8,432
†Samhallsbyggnadsbolaget i Norden AB Class I-D	8,533	5,826
Sandvik AB	12,244	505,618
Scandi Standard AB	3,932	58,988
Scandic Hotels Group AB	18,966	176,720
†Sdiptech AB Class B	1,862	46,740
Sectra AB Class B	5,273	149,491
Securitas AB Class B	18,979	311,686
†Sensys Gatso Group AB	1,884	9,317
†Sinch AB	56,576	221,900
Skandinaviska Enskilda Banken AB Class A	26,239	522,445
Skanska AB Class B	13,330	356,602
SKF AB Class A	1,011	26,042
SKF AB Class B	13,871	356,302
SkiStar AB	4,465	73,249
Solid Forsakring AB	881	9,014
SSAB AB Class A	10,517	97,541
SSAB AB Class B	23,870	220,731
†Stendorren Fastigheter AB	889	16,057
†Stillfront Group AB	48,955	21,514
Storskogen Group AB Class B	124,752	109,926
Svenska Cellulosa AB SCA Class A	1,121	11,474
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Svenska Cellulosa AB SCA Class B	18,238	$186,521
Svenska Handelsbanken AB Class A	23,706	348,841
Svenska Handelsbanken AB Class B	264	6,414
Sweco AB Class B	7,951	104,325
Swedbank AB Class A	15,445	576,961
†Swedish Orphan Biovitrum AB	2,505	119,406
Synsam AB	5,833	32,501
Systemair AB	5,564	47,138
Tele2 AB Class B	24,782	431,256
Telefonaktiebolaget LM Ericsson Class A	2,154	24,026
Telefonaktiebolaget LM Ericsson Class B	66,643	747,381
Telia Co. AB	84,259	410,412
Thule Group AB	2,446	51,980
Trelleborg AB Class B	7,052	293,814
Troax Group AB	3,566	37,829
Truecaller AB Class B	27,904	40,599
VBG Group AB Class B	1,747	57,270
†Viaplay Group AB	27,828	3,509
Vitec Software Group AB Class B	1,631	38,436
Vitrolife AB	4,335	39,244
Volati AB	837	2,111
Volvo AB Class A	5,132	174,910
Volvo AB Class B	42,289	1,438,492
†Volvo Car AB Class B	29,294	57,071
Wallenstam AB Class B	16,228	65,886
Wihlborgs Fastigheter AB	12,258	95,132
		21,295,892
Switzerland–7.96%
ABB Ltd.	11,465	1,247,154
Accelleron Industries AG	9,916	1,018,338
Adecco Group AG	9,563	176,462
Alcon AG	17,251	1,159,027
Allreal Holding AG	1,569	411,466
ALSO Holding AG	475	113,373
APG SGA SA	98	22,990
†Arbonia AG	5,155	22,713
†Aryzta AG	2,700	187,345
Ascom Holding AG	1,382	10,004
Autoneum Holding AG	240	32,086
Avolta AG	8,874	592,845
Banque Cantonale de Geneve	1,990	83,705
Banque Cantonale Vaudoise	2,043	299,099
Barry Callebaut AG	188	259,966
†Basilea Pharmaceutica Ag Allschwil	231	15,254
LVIP Dimensional International Core Equity Fund-37

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Bell Food Group AG	177	$39,185
Bellevue Group AG	933	7,898
Berner Kantonalbank AG	447	212,042
BKW AG	1,113	187,146
Bossard Holding AG Class A	439	105,919
Bucher Industries AG	696	273,907
Burckhardt Compression Holding AG	298	174,380
Burkhalter Holding AG	416	79,243
Bystronic AG	97	17,095
Calida Holding AG	19	460
†Carlo Gavazzi Holding AG	46	8,227
Cembra Money Bank AG	3,250	380,426
Cham Swiss Properties AG	203	5,929
Chocoladefabriken Lindt & Spruengli AG	22	684,350
†Cicor Technologies Ltd.	245	37,126
Cie Financiere Richemont SA Class A	7,233	1,669,582
Cie Financiere Tradition SA Class BR	108	40,219
Clariant AG	13,412	116,967
Coca-Cola HBC AG Class DI	6,427	418,949
Coltene Holding AG	332	21,032
Daetwyler Holding AG Class BR	289	55,252
DKSH Holding AG	3,948	303,395
†DocMorris AG	4,288	46,483
dormakaba Holding AG	3,300	213,220
DSM-Firmenich AG	3,639	345,404
EFG International AG	12,001	240,590
Emmi AG	174	189,372
EMS-Chemie Holding AG	189	162,010
†Feintool International Holding AG	837	9,758
Fenix Outdoor International AG	263	11,107
Flughafen Zurich AG	2,199	680,233
Forbo Holding AG	47	43,269
Galderma Group AG	2,522	573,622
Galenica AG	5,476	571,019
Geberit AG	1,376	918,227
Georg Fischer AG	4,291	222,218
Givaudan SA	156	659,842
†Glencore PLC	170,525	1,162,711
†Gurit Holding AG Class BR	240	12,297
Helvetia Baloise Holding AG	6,145	1,584,783
Holcim AG	18,040	1,626,534
Huber & Suhner AG	1,300	360,612
Hypothekarbank Lenzburg AG	7	35,520
Implenia AG	1,461	128,771
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Inficon Holding AG	644	$145,468
Interroll Holding AG	57	89,856
Intershop Holding AG	270	57,648
Investis Holding SA	307	58,132
Julius Baer Group Ltd.	11,728	1,013,298
Jungfraubahn Holding AG	552	178,807
Kardex Holding AG	301	84,309
†Komax Holding AG	253	13,412
†Kudelski SA Class BR	1,531	2,425
Kuehne & Nagel International AG	1,745	423,410
Landis & Gyr Group AG	1,668	89,354
†LEM Holding SA	42	24,136
Liechtensteinische Landesbank AG	1,193	153,555
Logitech International SA	4,461	419,016
Lonza Group AG	1,937	1,306,708
Luzerner Kantonalbank AG	1,951	266,047
Medacta Group SA	258	43,419
Medmix AG	1,270	12,417
†Metall Zug AG Class B	22	19,822
Mobilezone Holding AG	1,836	30,850
Mobimo Holding AG	673	289,325
Naturenergie Holding AG	556	21,194
Nestle SA	56,348	5,779,340
Novartis AG	18,364	2,870,152
Novartis AG ADR	22,808	3,574,470
Novavest Real Estate AG	237	11,619
OC Oerlikon Corp. AG Pfaeffikon	8,825	44,426
†Orior AG	492	8,951
Partners Group Holding AG	731	598,750
†Peach Property Group AG	946	5,023
Phoenix Mecano AG	34	17,253
Plazza AG Class A	93	50,183
PSP Swiss Property AG	2,891	515,249
†Rieter Holding AG	9,178	33,713
Roche Holding AG	12,586	5,173,932
Roche Holding AG Class BR	546	228,752
Romande Energie Holding SA	625	37,463
Sandoz Group AG	13,801	1,246,975
Schindler Holding AG	1,123	365,656
Schweiter Technologies AG	88	32,111
SFS Group AG	1,646	271,278
SGS SA	10,178	1,180,271
Siegfried Holding AG	2,380	208,264
†SIG Group AG	25,520	426,964
Sika AG	2,260	466,048
Softwareone Holding AG	11,423	110,350
Sonova Holding AG	1,471	349,131
LVIP Dimensional International Core Equity Fund-38

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
St. Galler Kantonalbank AG	321	$255,044
Stadler Rail AG	2,889	83,064
STMicroelectronics NV	16,656	1,232,061
Straumann Holding AG	1,209	158,920
Sulzer AG	1,772	294,199
Sunrise Communications AG Class A	2,552	126,955
Swatch Group AG	4,025	195,405
Swatch Group AG Class BR	1,944	475,091
Swiss Life Holding AG	1,124	1,235,579
Swiss Prime Site AG	7,418	1,210,442
Swiss Re AG	10,690	1,699,174
Swisscom AG	1,527	1,177,815
Swissquote Group Holding SA	11,160	523,477
Tecan Group AG	890	178,005
Temenos AG	4,573	374,117
TX Group AG	202	31,150
†UBS Group AG	52,976	2,625,516
Valiant Holding AG	1,625	323,391
VAT Group AG	1,119	981,274
Vaudoise Assurances Holding SA	70	68,094
Vetropack Holding AG	950	21,199
Vontobel Holding AG	3,592	326,122
VP Bank AG Class A	349	38,787
V-ZUG Holding AG	220	11,026
Walliser Kantonalbank	94	18,439
Warteck Invest AG	10	24,317
Ypsomed Holding AG	67	30,223
Zehnder Group AG	1,078	83,181
Zug Estates Holding AG Class B	24	62,376
Zuger Kantonalbank Class BR	9	114,171
Zurich Insurance Group AG	1,972	1,458,555
		64,074,259
Taiwan–0.02%
†FIT Hon Teng Ltd.	184,000	169,669
		169,669
United Arab Emirates–0.00%
†Gulf Marine Services PLC	49,627	11,994
=†NMC Health PLC	2,337	0
		11,994
United Kingdom–10.21%
4imprint Group PLC	1,868	91,183
†Accesso Technology Group PLC	1,067	4,581
Admiral Group PLC	10,339	488,298
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Advanced Medical Solutions Group PLC	13,001	$48,239
AG Barr PLC	6,257	52,480
Airtel Africa PLC	85,953	373,662
AJ Bell PLC	28,544	231,826
Alfa Financial Software Holdings PLC	4,940	10,130
Allfunds Group PLC	21,610	207,688
Anglo American PLC	10,307	505,583
†AO World PLC	25,690	31,199
Ashmore Group PLC	22,572	60,272
Ashtead Technology Holdings PLC	5,826	32,032
Associated British Foods PLC	11,066	290,909
†Aston Martin Lagonda Global Holdings PLC	4,044	2,022
AstraZeneca PLC	22,314	4,215,436
†Auction Technology Group PLC	5,851	31,851
Autotrader Group PLC	36,660	242,756
Aviva PLC	113,471	978,322
Babcock International Group PLC	30,221	381,960
BAE Systems PLC	37,357	915,494
Balfour Beatty PLC	36,183	416,223
Barclays PLC	237,750	1,593,163
Barratt Redrow PLC	99,892	372,533
Beazley PLC	23,695	404,361
Bellway PLC	9,968	256,243
†Berkeley Group Holdings PLC	6,695	310,538
Bloomsbury Publishing PLC	5,977	49,307
Bodycote PLC	14,011	123,431
†boohoo Group PLC	16,888	5,107
BP PLC	284,253	1,752,062
BP PLC ADR	49,288	1,821,192
Braemar PLC	3,535	11,160
Breedon Group PLC	17,511	68,660
British American Tobacco PLC	25,392	1,571,332
British American Tobacco PLC ADR	3,264	201,585
BT Group PLC	464,328	1,171,396
BTG Consulting PLC	6,705	10,272
Bunzl PLC	5,636	196,690
†Burberry Group PLC	16,009	226,164
Bytes Technology Group PLC	25,519	127,952
†Capita PLC	5,568	20,274
Card Factory PLC	38,688	34,434
Central Asia Metals PLC	23,831	41,921
Centrica PLC	134,605	305,047
Chemring Group PLC	20,014	136,005
LVIP Dimensional International Core Equity Fund-39

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Chesnara PLC	20,342	$89,313
Clarkson PLC	1,580	87,311
†Close Brothers Group PLC	12,123	65,158
CMC Markets PLC	11,645	70,653
Coats Group PLC	141,000	145,782
Coca-Cola Europacific Partners PLC	6,225	622,564
Compass Group PLC	34,296	1,108,081
Computacenter PLC	3,214	182,210
Convatec Group PLC	60,444	172,374
Costain Group PLC	18,094	49,802
Cranswick PLC	3,197	233,236
Crest Nicholson Holdings PLC	28,366	27,204
Croda International PLC	3,528	141,493
Currys PLC	71,356	151,062
CVS Group PLC	4,289	66,680
DFS Furniture PLC	17,021	30,931
Diageo PLC	15,003	302,162
Diageo PLC ADR	6,800	546,584
Diploma PLC	3,091	292,169
DiscoverIE Group PLC	5,469	49,039
Domino's Pizza Group PLC	17,047	40,912
dotdigital group PLC	7,534	4,217
Dr. Martens PLC	29,668	27,193
Drax Group PLC	44,319	446,193
Dunelm Group PLC	12,014	125,336
easyJet PLC	15,233	112,679
†EKF Diagnostics Holdings PLC	5,002	1,791
Elementis PLC	46,705	95,260
Endeavour Mining PLC	16,380	821,281
Energean PLC	17,683	160,319
EnQuest PLC	185,362	53,840
Essentra PLC	21,902	23,212
FDM Group Holdings PLC	7,488	10,289
Fevara PLC	1,603	2,892
Firstgroup PLC	55,434	138,090
Foresight Group Holdings Ltd.	7,643	44,424
Forterra PLC	15,583	27,946
Foxtons Group PLC	30,068	17,928
†Frasers Group PLC	6,580	62,755
†Frontier Developments PLC	992	5,628
Fuller Smith & Turner PLC Class A	2,606	25,088
Future PLC	9,735	39,023
Galliford Try Holdings PLC	9,912	69,258
Games Workshop Group PLC	2,520	722,093
†Gaming Realms PLC	880	350
Gamma Communications PLC	5,521	61,553
GB Group PLC	19,697	51,575
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Genuit Group PLC	18,116	$66,534
†Georgia Capital PLC	4,171	231,389
Gooch & Housego PLC	1,112	13,976
Goodwin PLC	187	40,578
Grainger PLC	74,491	167,531
Greencore Group PLC	52,806	139,319
Greggs PLC	5,518	117,195
GSK PLC	57,200	1,501,665
Gulf Keystone Petroleum Ltd.	21,757	50,677
†Gym Group PLC	10,516	29,432
Haleon PLC	175,648	809,412
Halfords Group PLC	18,444	56,371
Halma PLC	5,227	273,207
Harbour Energy PLC	20,193	57,209
Harworth Group PLC	15,020	23,849
Hays PLC	46,506	19,234
†Headlam Group PLC	2,792	733
Helical PLC	8,725	22,260
†Helios Towers PLC	62,269	165,447
Henry Boot PLC	9,398	20,694
Hill & Smith PLC	4,192	152,628
Hilton Food Group PLC	7,393	50,503
Hiscox Ltd.	24,545	601,426
Hollywood Bowl Group PLC	21,626	78,743
Howden Joinery Group PLC	49,040	545,177
HSBC Holdings PLC ADR	20,204	1,921,198
HSBC Holdings PLC (London Shares)	137,478	2,599,611
Hunting PLC	17,421	102,369
Ibstock PLC	37,628	45,844
IG Group Holdings PLC	15,961	384,897
IMI PLC	16,348	644,017
Impax Asset Management Group PLC	8,484	11,107
Imperial Brands PLC	29,271	1,081,822
Inchcape PLC	36,515	373,436
Informa PLC	42,519	510,124
IntegraFin Holdings PLC	10,540	49,562
InterContinental Hotels Group PLC	412	70,816
InterContinental Hotels Group PLC ADR	2,814	487,160
International Consolidated Airlines Group SA Class DI	7,894	49,963
International Workplace Group PLC	52,010	127,638
Intertek Group PLC	7,754	596,888
Investec PLC	32,603	259,460
†IQE PLC	58,773	37,082
ITV PLC	270,133	288,573
J D Wetherspoon PLC	9,040	81,839
LVIP Dimensional International Core Equity Fund-40

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
J Sainsbury PLC	141,619	$600,975
†James Fisher & Sons PLC	3,307	20,255
James Halstead PLC	16,114	27,146
JD Sports Fashion PLC	179,246	201,466
JET2 PLC	4,940	84,541
Johnson Matthey PLC	12,854	322,791
Johnson Service Group PLC	36,041	78,785
Jupiter Fund Management PLC	49,935	108,360
Kainos Group PLC	2,612	26,514
Keller Group PLC	7,639	268,923
Kier Group PLC	29,901	86,613
Kingfisher PLC	143,422	538,502
Knights Group Holdings PLC	783	1,940
Lancashire Holdings Ltd.	17,047	145,922
Legal & General Group PLC	157,313	596,431
Lion Finance Group PLC	3,870	581,948
Liontrust Asset Management PLC	5,738	26,601
Lloyds Banking Group PLC	1,059,995	1,551,331
London Stock Exchange Group PLC	5,356	579,067
LSL Property Services PLC	6,396	17,477
Luceco PLC	14,452	52,185
†M&C Saatchi PLC	5,989	10,566
Macfarlane Group PLC	14,596	12,217
Man Group PLC	70,796	274,460
Marks & Spencer Group PLC	79,304	391,471
Marshalls PLC	17,993	35,792
†Marston's PLC	68,675	46,367
McBride PLC	15,062	31,167
Me Group International PLC	19,139	25,488
Mears Group PLC	10,609	57,415
Melrose Industries PLC	30,566	192,738
†Metro Bank Holdings PLC	26,335	57,219
Midwich Group PLC	1,944	3,450
†Mitchells & Butlers PLC	32,436	105,019
Mitie Group PLC	121,809	241,391
MJ Gleeson PLC	5,712	18,598
Mondi PLC	25,928	235,392
MONY Group PLC	35,323	86,774
Moonpig Group PLC	13,162	41,796
Morgan Advanced Materials PLC	22,119	62,531
Morgan Sindall Group PLC	2,641	172,215
Mortgage Advice Bureau Holdings Ltd.	3,472	23,721
MP Evans Group PLC	2,058	41,330
National Grid PLC	32,710	539,510
National Grid PLC ADR	4,947	409,958
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
NatWest Group PLC	113,322	$999,947
NatWest Group PLC ADR	29,201	514,814
NCC Group PLC	21,063	33,694
Next 15 Group PLC	4,840	16,307
Next PLC	4,244	818,849
Nichols PLC	1,347	17,045
Ninety One PLC	5,720	15,994
Norcros PLC	5,059	19,715
†Ocado Group PLC	16,195	38,496
Odfjell Technology Ltd.	1,683	9,300
On the Beach Group PLC	10,599	24,574
OSB Group PLC	42,937	295,542
Pagegroup PLC	20,094	28,373
Pan African Resources PLC	187,960	238,193
Paragon Banking Group PLC	1,906	19,396
PayPoint PLC	7,154	54,422
Pearson PLC	12,719	202,122
Pennon Group PLC	19,875	122,770
Persimmon PLC	24,381	339,932
Pets at Home Group PLC	36,513	85,983
Pharos Energy PLC	14,884	4,877
†Pinewood Technologies Group PLC	6,987	24,653
†Playtech PLC	19,897	84,086
Polar Capital Holdings PLC	6,027	71,231
Porvair PLC	1,608	17,191
PPHE Hotel Group Ltd.	770	17,568
Premier Foods PLC	57,794	157,091
Prudential PLC ADR	28,668	768,589
PZ Cussons PLC	17,088	23,618
QinetiQ Group PLC	29,164	163,490
Rank Group PLC	8,180	10,297
Reach PLC	25,344	17,582
Reckitt Benckiser Group PLC	14,115	919,360
RELX PLC	4,305	136,083
RELX PLC ADR	18,617	589,600
Renew Holdings PLC	4,013	47,182
Rentokil Initial PLC	30,143	171,422
Rightmove PLC	42,311	246,132
Rio Tinto PLC	7,867	744,256
Rio Tinto PLC ADR	7,698	730,771
†Robert Walters PLC	3,858	4,299
Rolls-Royce Holdings PLC	127,492	2,443,975
Rotork PLC	48,856	191,465
RS Group PLC	17,867	137,915
RWS Holdings PLC	14,982	14,179
S4 Capital PLC	20,890	8,729
Sabre Insurance Group PLC	19,055	43,979
†Saga PLC	13,212	112,259
Sage Group PLC	38,719	420,065
LVIP Dimensional International Core Equity Fund-41

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Savannah Energy PLC	28,585	$2,089
Savills PLC	10,749	121,763
Secure Trust Bank PLC	1,370	26,168
Senior PLC	18,309	69,944
Serco Group PLC	92,861	269,754
Serica Energy PLC	15,438	44,204
†Severfield PLC	10,593	4,846
Severn Trent PLC	7,171	280,738
Shell PLC	136,635	5,308,950
Shell PLC ADR	10,579	820,296
†SIG PLC	58,377	6,117
Smith & Nephew PLC	11,135	160,925
Smith & Nephew PLC ADR	6,212	178,968
Smiths Group PLC	8,689	295,163
Smiths News PLC	11,631	10,923
Softcat PLC	12,874	313,520
Speedy Hire PLC	45,398	12,224
Spirax Group PLC	1,432	129,916
Spire Healthcare Group PLC	13,483	38,452
SSE PLC	12,432	401,088
SSP Group PLC	47,075	117,332
St. James's Place PLC	42,049	676,087
Standard Chartered PLC	36,880	997,329
Standard Life PLC	8,283	91,565
SThree PLC	7,462	15,678
†STV Group PLC	2,471	3,487
Subsea 7 SA	7,831	267,402
†Synthomer PLC	13,236	14,010
Tate & Lyle PLC	16,470	120,989
Tatton Asset Management PLC	5,219	51,505
Taylor Wimpey PLC	280,209	299,855
†Team Internet Group PLC	9,144	5,579
Telecom Plus PLC	7,410	73,029
Tesco PLC	253,436	1,544,970
†THG PLC	61,212	24,423
Topps Tiles PLC	15,052	7,148
TORM PLC Class A	3,894	100,361
TP ICAP Group PLC	70,026	314,357
†Trainline PLC	18,113	49,013
†TT Electronics PLC	12,612	19,339
†Tullow Oil PLC	65,046	9,929
Unilever PLC ADR	26,751	1,608,270
United Utilities Group PLC	20,340	352,940
†Vanquis Banking Group PLC	16,016	24,763
Vertu Motors PLC	36,292	35,623
Vesuvius PLC	14,198	84,372
Victrex PLC	3,374	25,734
†Vistry Group PLC	20,407	69,503
Vodafone Group PLC	635,457	841,066
Vodafone Group PLC ADR	8,708	115,163
Volex PLC	9,347	70,004
Volution Group PLC	5,998	48,706
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vp PLC	1,013	$6,530
†Watches of Switzerland Group PLC	18,564	174,744
†Watkin Jones PLC	10,791	2,648
Weir Group PLC	7,930	252,943
WH Smith PLC	10,990	57,296
Whitbread PLC	11,820	374,224
†Wise Group PLC Class A	3,874	46,440
WPP PLC	15,914	49,363
WPP PLC ADR	4,463	69,132
†Xaar PLC	886	1,352
XPS Pensions Group PLC	15,775	64,338
Young & Co.'s Brewery PLC Class A	2,151	23,995
Zigup PLC	26,892	161,946
Zotefoams PLC	3,613	21,087
		82,139,890
United States–0.71%
†Amrize Ltd.	20,362	1,075,900
Coeur Mining, Inc.	48,746	796,240
†Dauch Corp.	1,497	7,778
Diversified Energy Co.	1,389	18,894
†Frontage Holdings Corp.	64,000	7,770
GSK PLC Sponsored ADR	23,066	1,209,120
International Paper Co.	11,874	448,359
†Octave Intelligence PLC SDR	2,224	35,873
Ovintiv, Inc.	2,048	107,855
†SSR Mining, Inc.	495	13,998
Sunbelt Rentals Holdings, Inc.	17,220	1,256,170
Sunococorp LLC	3,032	205,175
†Viemed Healthcare, Inc.	785	8,949
Waste Connections, Inc.	3,027	504,571
		5,696,652
Total Common Stock (Cost $506,497,805)		795,449,015
ΔCONVERTIBLE PREFERRED STOCK–0.02%
Germany–0.02%
Dr. Ing hc F Porsche AG	3,651	182,272
Total Convertible Preferred Stock (Cost $302,308)		182,272
ΔPREFERRED STOCKS–0.31%
Germany–0.31%
Bayerische Motoren Werke AG 7.69%	1,391	91,586
Draegerwerk AG & Co. KGaA 2.78%	847	79,850
Einhell Germany AG 2.14%	192	15,196
FUCHS SE 3.21%	6,201	271,017
LVIP Dimensional International Core Equity Fund-42

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany (continued)
Henkel AG & Co. KGaA 2.82%	5,908	$496,861
Jungheinrich AG 1.25%	3,605	95,320
Porsche Automobil Holding SE 5.59%	9,894	305,602
Sartorius AG 0.32%	235	61,652
Sixt SE 5.91%	2,063	128,629
STO SE & Co. KGaA 3.61%	210	21,920
Villeroy & Boch AG 5.41%	830	14,761
Volkswagen AG 7.50%	10,789	865,507
Total Preferred Stocks (Cost $3,148,595)		2,447,901
ΔRIGHTS–0.00%
Spain–0.00%
†ACS Actividades de Construccion y Servicios SA expiration date 7/16/26	6,489	13,620
=†Tubacex SA expiration date 7/1/26	11,088	674
		14,294
United Kingdom–0.00%
=†Greencore Group PLC expiration date 12/31/99	16,224	10,085
		10,085
Total Rights (Cost $14,930)		24,379
	Number of Shares	Value (U.S. $)
ΔWARRANTS–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	300	$0
		0
Italy–0.00%
=†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		0
Total Warrants (Cost $0)		0

MONEY MARKET FUND–0.30%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	2,436,554	2,436,554
Total Money Market Fund (Cost $2,436,554)		2,436,554

TOTAL INVESTMENTS–99.49% (Cost $512,400,192)	800,540,121
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	4,111,888
NET ASSETS APPLICABLE TO 46,509,619 SHARES OUTSTANDING–100.00%	$804,652,009
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($557,269,746 / 32,170,316 Shares)	$17.322
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($247,382,263 / 14,339,303 Shares)	$17.252
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$479,401,446
Distributable earnings/(accumulated loss)	325,250,563
TOTAL NET ASSETS	$804,652,009

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP Dimensional International Core Equity Fund-43

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $0, which represented
0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Raven Property Group Ltd.	7/26/2005	$11,879	$0
Total		$11,879	$0

★Includes $46,278 expense reimbursement receivable from Lincoln Financial Investments Corporation, $970,124 payable for securities purchased, $617,737 payable for fund shares redeemed, $105,960 other accrued expenses payable, $455,149 due to manager and affiliates,
$16,408 payable for audit fee and $15,726 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
CDI–Chess Depository Interest
EUR–Euro
REIT–Real Estate Investment Trust
SDR–Swedish Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-44

LVIP Dimensional International Core Equity Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $1,807,055)	$14,519,739
EXPENSES:
Management fees	2,334,163
Distribution fees-Service Class	298,290
Shareholder servicing fees	116,708
Pricing fees	108,654
Accounting and administration expenses	71,935
Professional fees	63,172
Custodian fees	48,782
Trustees’ fees and expenses	11,403
Consulting fees	8,036
Reports and statements to shareholders	6,497
Other	9,935
3,077,575
Less:
Expenses reimbursed	(284,146)
Total operating expenses	2,793,429
NET INVESTMENT INCOME	11,726,310
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	31,420,238
Foreign currencies	(29,078)
Futures contracts	3,199
Net realized gain	31,394,359
Net change in unrealized appreciation (depreciation) of:
Investments	29,205,149
Foreign currencies	(80,704)
Net change in unrealized appreciation (depreciation)	29,124,445
NET REALIZED AND UNREALIZED GAIN	60,518,804
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,245,114
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,726,310	$18,232,901
Net realized gain	31,394,359	20,249,324
Net change in unrealized appreciation (depreciation)	29,124,445	184,679,025
Net increase in net assets resulting from operations	72,245,114	223,161,250
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(17,549,799)
Service Class	—	(6,448,621)
	—	(23,998,420)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,735,883	30,863,794
Service Class	29,236,607	46,860,660
Reinvestment of dividends and distributions:
Standard Class	—	17,549,799
Service Class	—	6,448,621
	53,972,490	101,722,874
Cost of shares redeemed:
Standard Class	(89,873,222)	(158,629,746)
Service Class	(30,447,472)	(49,041,486)
	(120,320,694)	(207,671,232)
Decrease in net assets derived from capital share transactions	(66,348,204)	(105,948,358)
NET INCREASE IN NET ASSETS	5,896,910	93,214,472
NET ASSETS:
Beginning of period	798,755,099	705,540,627
End of period	$804,652,009	$798,755,099
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-45

LVIP Dimensional International Core Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.854	$12.098	$12.014	$10.668	$12.760	$11.539
Income (loss) from investment operations:
Net investment income[2]	0.251	0.356	0.312	0.302	0.312	0.280
Net realized and unrealized gain (loss)	1.217	3.896	0.067	1.393	(2.030)	1.235
Total from investment operations	1.468	4.252	0.379	1.695	(1.718)	1.515
Less dividends and distributions from:
Net investment income	—	(0.496)	(0.295)	(0.349)	(0.374)	(0.294)
Total dividends and distributions	—	(0.496)	(0.295)	(0.349)	(0.374)	(0.294)
Net asset value, end of period	$17.322	$15.854	$12.098	$12.014	$10.668	$12.760
Total return[3]	9.27%	35.26%	3.06%	16.01%	(13.42% )	13.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$557,270	$570,820	$533,611	$368,621	$343,995	$407,047
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.62%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.70%	0.74%	0.72%	0.77%	0.72%
Ratio of net investment income to average net assets	2.99%	2.51%	2.49%	2.64%	2.81%	2.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.92%	2.43%	2.37%	2.54%	2.66%	2.12%
Portfolio turnover	3%	5%	14%	9%	15%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-46

LVIP Dimensional International Core Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.809	$12.069	$11.986	$10.645	$12.739	$11.522
Income (loss) from investment operations:
Net investment income[2]	0.229	0.321	0.280	0.272	0.283	0.248
Net realized and unrealized gain (loss)	1.214	3.880	0.067	1.390	(2.026)	1.234
Total from investment operations	1.443	4.201	0.347	1.662	(1.743)	1.482
Less dividends and distributions from:
Net investment income	—	(0.461)	(0.264)	(0.321)	(0.351)	(0.265)
Total dividends and distributions	—	(0.461)	(0.264)	(0.321)	(0.351)	(0.265)
Net asset value, end of period	$17.252	$15.809	$12.069	$11.986	$10.645	$12.739
Total return[3]	9.13%	34.91%	2.81%	15.72%	(13.64% )	12.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$247,382	$227,935	$171,929	$168,554	$152,083	$140,511
Ratio of expenses to average net assets	0.87%	0.87%	0.87%	0.87%	0.87%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.95%	0.99%	0.97%	1.02%	0.97%
Ratio of net investment income to average net assets	2.74%	2.26%	2.24%	2.39%	2.56%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.67%	2.18%	2.12%	2.29%	2.41%	1.87%
Portfolio turnover	3%	5%	14%	9%	15%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-47

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP Dimensional International Core Equity Fund-48

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP Dimensional International Core Equity Fund is $1,234,519 and $1,240,860 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.87% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$518,071	$685,317	$583,620	$1,787,008
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP Dimensional International Core Equity Fund-49

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$31,880
Legal	5,301
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,480 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$46,278
Management fees payable to LFI	385,048
Distribution fees payable to LFD	50,849
Shareholder servicing fees payable to Lincoln Life	19,252
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$23,581,564
Sales	80,066,123
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$512,400,192
Aggregate unrealized appreciation of investments	$329,475,825
Aggregate unrealized depreciation of investments	(41,335,896)
Net unrealized appreciation of investments	$288,139,929
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Dimensional International Core Equity Fund-50

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$1,692,937	$46,056,786	$20,699	$47,770,422
Austria	169,718	6,098,991	7,833	6,276,542
Belgium	160,610	8,627,216	—	8,787,826
Bermuda	57,644	—	—	57,644
Britain	79,974	110,846	—	190,820
Canada	97,903,068	159,069	— *	98,062,137
Chile	—	444,597	—	444,597
China	—	855,452	—	855,452
Cyprus	—	60,052	—	60,052
Denmark	966,826	12,595,759	—	13,562,585
Faeroe Islands	—	862,369	—	862,369
Finland	125,020	11,869,843	—	11,994,863
France	760,993	54,633,856	—	55,394,849
Georgia	—	213,918	—	213,918
Germany	397,687	52,742,787	—	53,140,474
Greece	46,487	—	—	46,487
Guernsey	—	—	— *	—
Hong Kong	189,737	12,509,685	— *	12,699,422
Ireland	159,123	6,356,407	—	6,515,530
Isle Of Man	2,303	—	—	2,303
Israel	2,116,098	8,679,259	—	10,795,357
Italy	848,445	23,262,368	—	24,110,813
Japan	3,284,836	182,721,843	—	186,006,679
Jersey	—	150,493	—	150,493
Jordan	—	170,125	—	170,125
Luxembourg	305,029	1,272,130	—	1,577,159
Macau	2,508	183,450	—	185,958
Mauritius	646	—	—	646
Mexico	—	154,628	—	154,628
Mongolia	—	47,822	—	47,822
Netherlands	15,819,807	21,350,491	—	37,170,298
New Zealand	452,687	1,808,294	—	2,260,981
LVIP Dimensional International Core Equity Fund-51

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Norway	$1,516,433	$3,939,012	$—	$5,455,445
Peru	—	204,370	—	204,370
Philippines	—	3,111	—	3,111
Portugal	119,525	3,092,046	—	3,211,571
Singapore	734,253	9,628,712	— *	10,362,965
Spain	2,591,843	20,662,103	—	23,253,946
Sweden	497,627	20,798,265	—	21,295,892
Switzerland	7,801,166	56,273,093	—	64,074,259
Taiwan	—	169,669	—	169,669
United Arab Emirates	11,994	—	— *	11,994
United Kingdom	22,677,759	59,462,131	—	82,139,890
United States	2,881,781	2,814,871	—	5,696,652
Convertible Preferred Stock	—	182,272	—	182,272
Preferred Stocks	—	2,447,901	—	2,447,901
Rights	13,620	—	10,759	24,379
Warrants	—	—	— *	—
Money Market Fund	2,436,554	—	—	2,436,554
Total Investments	$166,824,738	$633,676,092	$39,291	$800,540,121

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,448,865	2,128,073
Service Class	1,724,610	3,248,693
Shares reinvested:
Standard Class	—	1,136,974
Service Class	—	418,908
	3,173,475	6,932,648
Shares redeemed:
Standard Class	(5,283,269)	(11,366,087)
Service Class	(1,803,278)	(3,495,524)
	(7,086,547)	(14,861,611)
Net decrease	(3,913,072)	(7,928,963)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Dimensional International Core Equity Fund-52

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   During the six months ended June 30, 2026, the Fund had open futures contracts with a notional of $6,077,026 for 1 day.
During the six months ended June 30, 2026, the Fund used futures contracts as a cash management tool.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,199	$—
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
LVIP Dimensional International Core Equity Fund-53

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Core Equity Fund-54

LVIP Dimensional International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–48.24%
INVESTMENT COMPANY–48.24%
International Equity Fund–48.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	15,470,209	$267,990,430
Total Affiliated Investment (Cost $138,936,787)		267,990,430

UNAFFILIATED INVESTMENTS–51.39%
INVESTMENT COMPANIES–51.39%
International Equity Fund–47.64%
*Dimensional Investment Group– DFA International Value Portfolio	8,489,606	264,621,025
264,621,025
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	20,821,020	$20,821,020
		20,821,020
Total Unaffiliated Investments (Cost $134,548,147)		285,442,045

TOTAL INVESTMENTS–99.63% (Cost $273,484,934)	553,432,475
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	2,069,503
NET ASSETS APPLICABLE TO 37,646,292 SHARES OUTSTANDING–100.00%	$555,501,978

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
68	CME British Pound Currency Futures	$5,633,375	$5,691,689	9/14/26	$—	$(58,314)
65	CME Euro Foreign Exchange Currency Futures	9,308,406	9,435,328	9/14/26	—	(126,922)
86	CME Japanese Yen Currency Futures	6,651,024	6,761,221	9/14/26	—	(110,197)
					—	(295,433)
Equity Contracts:
2	CME E-mini Russell 2000 Index Futures	304,560	285,890	9/18/26	18,670	—
1	CME E-mini S&P 500 Index Futures	377,412	366,952	9/18/26	10,460	—
1	CME E-mini S&P MidCap 400 Index Futures	388,500	370,902	9/18/26	17,598	—
130	Eurex EURO STOXX 50 Futures	9,441,075	9,033,522	9/18/26	407,553	—
40	FTSE 100 Index Futures	5,593,109	5,539,082	9/18/26	54,027	—
6	ICE U.S. MSCI Emerging Markets Index Futures	527,190	495,614	9/18/26	31,576	—
16	OSE Nikkei 225 Index Futures	6,906,978	6,453,839	9/10/26	453,139	—
					993,023	—
Total Futures Contracts					$993,023	$(295,433)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Dimensional International Equity Managed Volatility Fund-1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-2

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Unaffiliated investments, at value	$285,442,045
Affiliated investments, at value	267,990,430
Cash collateral held at broker for futures contracts	2,181,774
Receivable for securities sold	543,376
Variation margin due from broker on futures contracts	126,667
Receivable for fund shares sold	83,149
Dividends and interest receivable	61,590
Prepaid expenses	1,546
TOTAL ASSETS	556,430,577
LIABILITIES:
Payable for fund shares redeemed	655,124
Due to manager and affiliates	237,339
Payable for audit fee	14,229
Other accrued expenses payable	12,150
Payable for fund accounting fee	9,757
TOTAL LIABILITIES	928,599
TOTAL NET ASSETS	$555,501,978
Affiliated investments, at cost	$138,936,787
Unaffiliated investments, at cost	134,548,147
Standard Class:
Net Assets	$31,264,192
Shares Outstanding	2,114,361
Net Asset Value Per Share	$14.787
Service Class:
Net Assets	$524,237,786
Shares Outstanding	35,531,931
Net Asset Value Per Share	$14.754
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$293,723,009
Distributable earnings/(accumulated loss)	261,778,969
TOTAL NET ASSETS	$555,501,978
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-3

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$3,822,372
EXPENSES:
Management fees	706,768
Distribution fees-Service Class	668,735
Shareholder servicing fees	81,985
Accounting and administration expenses	45,968
Professional fees	23,731
Reports and statements to shareholders	8,332
Trustees’ fees and expenses	8,163
Consulting fees	3,965
Custodian fees	3,715
Pricing fees	906
Other	6,046
Total operating expenses	1,558,314
NET INVESTMENT INCOME	2,264,058
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	11,352,831
Sale of unaffiliated investments	20,500,264
Foreign currencies	26,891
Futures contracts	2,481,642
Net realized gain	34,361,628
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	13,065,193
Unaffiliated investments	4,076,837
Foreign currencies	4,252
Futures contracts	374,682
Net change in unrealized appreciation (depreciation)	17,520,964
NET REALIZED AND UNREALIZED GAIN	51,882,592
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,146,650
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,264,058	$18,543,505
Net realized gain	34,361,628	34,835,484
Net change in unrealized appreciation (depreciation)	17,520,964	115,284,543
Net increase in net assets resulting from operations	54,146,650	168,663,532
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(932,095)
Service Class	—	(16,036,076)
	—	(16,968,171)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,734,696	5,236,914
Service Class	13,239,463	16,451,974
Reinvestment of dividends and distributions:
Standard Class	—	932,095
Service Class	—	16,036,076
	14,974,159	38,657,059
Cost of shares redeemed:
Standard Class	(2,644,812)	(7,937,754)
Service Class	(84,632,791)	(166,434,386)
	(87,277,603)	(174,372,140)
Decrease in net assets derived from capital share transactions	(72,303,444)	(135,715,081)
NET INCREASE (DECREASE) IN NET ASSETS	(18,156,794)	15,980,280
NET ASSETS:
Beginning of period	573,658,772	557,678,492
End of period	$555,501,978	$573,658,772
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-4

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.452	$10.281	$10.110	$8.960	$10.430	$9.317
Income (loss) from investment operations:
Net investment income[2]	0.074	0.422	0.297	0.337	0.290	0.295
Net realized and unrealized gain (loss)	1.261	3.187	0.173	1.159	(1.456)	1.137
Total from investment operations	1.335	3.609	0.470	1.496	(1.166)	1.432
Less dividends and distributions from:
Net investment income	—	(0.438)	(0.299)	(0.346)	(0.304)	(0.319)
Total dividends and distributions	—	(0.438)	(0.299)	(0.346)	(0.304)	(0.319)
Net asset value, end of period	$14.787	$13.452	$10.281	$10.110	$8.960	$10.430
Total return[3]	9.92%	35.09%	4.69%	16.69%	(11.15% )	15.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,264	$29,311	$24,114	$22,550	$20,137	$23,352
Ratio of expenses to average net assets[4]	0.31%	0.32%	0.32%	0.32%	0.30%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income to average net assets	1.04% [5]	3.52%	2.78%	3.48%	3.10%	2.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04% [5]	3.52%	2.78%	3.48%	3.08%	2.79%
Portfolio turnover	2%	6%	7%	6%	13%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-5

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.439	$10.272	$10.100	$8.952	$10.420	$9.309
Income (loss) from investment operations:
Net investment income[2]	0.056	0.390	0.270	0.312	0.266	0.268
Net realized and unrealized gain (loss)	1.259	3.181	0.174	1.157	(1.454)	1.135
Total from investment operations	1.315	3.571	0.444	1.469	(1.188)	1.403
Less dividends and distributions from:
Net investment income	—	(0.404)	(0.272)	(0.321)	(0.280)	(0.292)
Total dividends and distributions	—	(0.404)	(0.272)	(0.321)	(0.280)	(0.292)
Net asset value, end of period	$14.754	$13.439	$10.272	$10.100	$8.952	$10.420
Total return[3]	9.78%	34.75%	4.43%	16.40%	(11.38% )	15.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$524,238	$544,348	$533,564	$552,010	$528,359	$641,983
Ratio of expenses to average net assets[4]	0.56%	0.57%	0.57%	0.57%	0.55%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of net investment income to average net assets	0.79% [5]	3.27%	2.53%	3.23%	2.85%	2.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.79% [5]	3.27%	2.53%	3.23%	2.83%	2.54%
Portfolio turnover	2%	6%	7%	6%	13%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-6

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional International Equity Managed Volatility Fund-7

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$22,555
Legal	3,750
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,830 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Trust’s Board of Trustees (the “Board”). The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$115,199
Distribution fees payable to LFD	108,777
Shareholder servicing fees payable to Lincoln Life	13,363
LVIP Dimensional International Equity Managed Volatility Fund-8

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-48.24%@
International Equity Fund-48.24%@
✧✧LVIP Dimensional International Core Equity Fund	$274,128,018	$5,355,789	$35,911,401	$11,352,831	$13,065,193	$267,990,430	15,470,209	$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$10,073,371
Sales	76,850,568
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$273,484,934
Aggregate unrealized appreciation of investments and derivatives	$280,940,564
Aggregate unrealized depreciation of investments and derivatives	(295,433)
Net unrealized appreciation of investments and derivatives	$280,645,131
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Dimensional International Equity Managed Volatility Fund-9

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$267,990,430	$—	$—	$267,990,430
Unaffiliated Investment Companies	285,442,045	—	—	285,442,045
Total Investments	$553,432,475	$—	$—	$553,432,475
Derivatives:
Assets:
Futures Contracts	$993,023	$—	$—	$993,023
Liabilities:
Futures Contracts	$(295,433)	$—	$—	$(295,433)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	119,117	444,182
Service Class	906,819	1,367,646
Shares reinvested:
Standard Class	—	69,035
Service Class	—	1,188,981
	1,025,936	3,069,844
Shares redeemed:
Standard Class	(183,660)	(679,839)
Service Class	(5,879,932)	(13,995,912)
	(6,063,592)	(14,675,751)
Net decrease	(5,037,656)	(11,605,907)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP Dimensional International Equity Managed Volatility Fund-10

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$993,023	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(295,433)
Total		$993,023		$(295,433)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,887,771	$737,601
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(406,129)	(362,919)
Total		$2,481,642	$374,682
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$44,619,568	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP Dimensional International Equity Managed Volatility Fund-11

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-12

LVIP Dimensional U.S. Core Equity 1 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.77%
Aerospace & Defense–2.23%
†AAR Corp.	2,743	$392,057
†AerSale Corp.	2,240	14,157
†Astronics Corp.	4,567	360,268
†ATI, Inc.	7,396	1,457,752
†Axon Enterprise, Inc.	1,249	700,202
†Boeing Co.	6,378	1,380,646
BWX Technologies, Inc.	4,959	965,269
Cadre Holdings, Inc.	1,500	42,765
Carpenter Technology Corp.	2,412	1,487,818
Curtiss-Wright Corp.	1,139	863,089
†Ducommun, Inc.	1,600	296,336
FTAI Aviation Ltd.	1,789	483,978
General Dynamics Corp.	5,113	1,811,229
General Electric Co.	17,013	6,358,268
HEICO Corp.	2,901	867,705
Hexcel Corp.	4,368	437,062
†Honeywell Aerospace, Inc.	7,314	1,616,979
Howmet Aerospace, Inc.	7,659	2,059,199
Huntington Ingalls Industries, Inc.	2,018	564,818
†Kratos Defense & Security Solutions, Inc.	8,962	446,845
L3Harris Technologies, Inc.	5,243	1,523,563
Leonardo DRS, Inc.	2,522	107,614
†Loar Holdings, Inc.	1,558	125,590
Lockheed Martin Corp.	6,177	3,146,934
†Mercury Systems, Inc.	3,446	421,549
Moog, Inc. Class A	2,096	888,369
National Presto Industries, Inc.	749	93,618
Northrop Grumman Corp.	2,993	1,524,365
Park Aerospace Corp.	2,423	92,462
†Rocket Lab Corp.	5,892	598,922
RTX Corp.	29,131	5,527,025
†StandardAero, Inc.	8,352	249,808
Textron, Inc.	9,122	836,761
TransDigm Group, Inc.	1,120	1,491,885
†V2X, Inc.	1,921	143,230
VSE Corp.	600	137,100
Woodward, Inc.	3,229	1,373,746
		40,888,983
Air Freight & Logistics–0.45%
CH Robinson Worldwide, Inc.	6,668	1,255,851
Expeditors International of Washington, Inc.	8,972	1,462,256
FedEx Corp.	7,137	2,234,809
†GXO Logistics, Inc.	8,507	431,305
Hub Group, Inc. Class A	4,554	199,420
†Radiant Logistics, Inc.	2,507	23,716
United Parcel Service, Inc. Class B	24,196	2,601,070
		8,208,427
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components–0.35%
†Adient PLC	5,509	$101,256
†Aptiv PLC	8,717	535,050
Autoliv, Inc.	7,689	893,231
BorgWarner, Inc.	18,680	1,240,352
†Cooper-Standard Holdings, Inc.	2,502	67,679
Dana, Inc.	13,970	380,124
†Dauch Corp.	9,931	53,826
†Dorman Products, Inc.	2,364	322,568
†Fox Factory Holding Corp.	3,534	59,884
Garrett Motion, Inc.	10,267	371,973
Gentex Corp.	13,825	349,358
†Gentherm, Inc.	1,903	64,911
†Goodyear Tire & Rubber Co.	20,525	135,465
LCI Industries	2,022	214,089
Lear Corp.	3,939	528,062
†Motorcar Parts of America, Inc.	2,029	31,084
Patrick Industries, Inc.	3,330	298,967
Phinia, Inc.	3,446	283,847
†QuantumScape Corp.	4,735	35,797
Standard Motor Products, Inc.	2,638	102,803
†Stoneridge, Inc.	3,532	25,854
†Versigent PLC	2,905	122,039
Visteon Corp.	1,685	167,169
		6,385,388
Automobiles–1.09%
Ford Motor Co.	171,297	2,381,028
General Motors Co.	52,177	4,021,803
Harley-Davidson, Inc.	7,509	183,670
†Lucid Group, Inc.	2,102	14,062
†Rivian Automotive, Inc. Class A	36,244	628,834
†Tesla, Inc.	29,377	12,355,966
Thor Industries, Inc.	4,199	315,597
Winnebago Industries, Inc.	2,269	70,884
		19,971,844
Banks–5.35%
1st Source Corp.	2,665	217,411
ACNB Corp.	150	8,907
Amalgamated Financial Corp.	3,253	149,313
Amerant Bancorp, Inc.	1,464	37,361
Ameris Bancorp	6,498	586,509
Arrow Financial Corp.	542	22,217
Associated Banc-Corp.	14,971	460,658
Atlantic Union Bankshares Corp.	11,288	477,595
†Axos Financial, Inc.	5,233	509,642
BancFirst Corp.	2,846	316,276
†Bancorp, Inc.	3,809	238,596
Bank First Corp.	215	31,895
LVIP Dimensional U.S. Core Equity 1 Fund-1

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank of America Corp.	134,590	$7,668,938
Bank of Hawaii Corp.	3,306	269,406
Bank of Marin Bancorp	800	22,160
Bank of NT Butterfield & Son Ltd.	4,430	263,585
Bank OZK	10,177	530,120
BankUnited, Inc.	6,608	320,158
Banner Corp.	3,031	201,380
Bar Harbor Bankshares	127	4,796
BayCom Corp.	863	28,393
BCB Bancorp, Inc.	1,717	18,406
Beacon Financial Corp.	8,884	270,518
Blue Ridge Bankshares, Inc.	1,073	3,788
BOK Financial Corp.	5,728	795,505
†Bridgewater Bancshares, Inc.	2,389	50,265
Business First Bancshares, Inc.	3,000	92,190
Byline Bancorp, Inc.	2,137	80,479
Camden National Corp.	1,998	108,332
Capital Bancorp, Inc.	557	19,562
Capital City Bank Group, Inc.	800	39,536
Capitol Federal Financial, Inc.	11,777	100,222
Carter Bankshares, Inc.	2,800	95,228
Cathay General Bancorp	6,259	387,995
Central Pacific Financial Corp.	3,160	120,712
Citigroup, Inc.	38,833	5,435,067
Citizens & Northern Corp.	836	19,487
Citizens Financial Group, Inc.	17,409	1,219,849
City Holding Co.	1,426	189,145
Civista Bancshares, Inc.	1,212	34,203
CNB Financial Corp.	543	18,305
†Coastal Financial Corp.	775	60,070
Columbia Banking System, Inc.	8,182	262,233
†Columbia Financial, Inc.	6,136	130,206
Commerce Bancshares, Inc.	10,939	631,727
Community Financial System, Inc.	4,266	286,334
Community Trust Bancorp, Inc.	1,991	144,069
Community West Bancshares	2,384	64,034
ConnectOne Bancorp, Inc.	4,762	159,241
Cullen/Frost Bankers, Inc.	4,148	640,949
†Customers Bancorp, Inc.	2,638	208,666
CVB Financial Corp.	14,201	320,233
Dime Commercial Bancshares, Inc.	4,783	194,429
Eagle Bancorp, Inc.	3,549	100,756
East West Bancorp, Inc.	10,201	1,316,847
Eastern Bankshares, Inc.	11,184	248,732
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Enterprise Financial Services Corp.	3,126	$205,941
Equity Bancshares, Inc. Class A	1,380	67,606
Esquire Financial Holdings, Inc.	328	39,068
Farmers National Banc Corp.	3,472	50,691
FB Financial Corp.	4,853	268,614
Fifth Third Bancorp	34,768	1,959,872
Financial Institutions, Inc.	763	29,734
First BanCorp	14,842	386,931
First Bancorp, Inc.	962	33,497
First Bancorp/Southern Pines NC	4,235	270,744
First Busey Corp.	6,834	201,603
First Business Financial Services, Inc.	810	51,168
First Citizens BancShares, Inc. Class A	404	840,639
First Commonwealth Financial Corp.	8,163	165,954
First Community Bankshares, Inc.	1,307	58,057
First Financial Bancorp	8,783	297,129
First Financial Bankshares, Inc.	8,922	308,701
First Financial Corp.	880	68,147
First Hawaiian, Inc.	5,650	165,545
First Horizon Corp.	31,988	820,172
First Internet Bancorp	622	17,292
First Interstate BancSystem, Inc. Class A	8,840	340,870
First Merchants Corp.	4,769	208,358
First Mid Bancshares, Inc.	773	37,174
†Firstsun Capital Bancorp	822	31,877
Flagstar Bank NA	16,326	243,910
FNB Corp.	32,839	626,568
Fulton Financial Corp.	16,026	387,669
FVCBankcorp, Inc.	1,285	22,487
German American Bancorp, Inc.	3,237	153,628
Glacier Bancorp, Inc.	8,021	413,723
Great Southern Bancorp, Inc.	1,280	100,365
Greene County Bancorp, Inc.	457	15,351
Hancock Whitney Corp.	7,981	596,340
Hanmi Financial Corp.	3,217	104,231
HBT Financial, Inc.	916	29,303
Heritage Financial Corp.	3,628	107,461
Hilltop Holdings, Inc.	6,334	245,632
Hingham Institution For Savings	127	39,008
Home BancShares, Inc.	18,464	527,147
HomeTrust Bancshares, Inc.	901	44,951
Hope Bancorp, Inc.	11,520	157,594
Horizon Bancorp, Inc.	5,686	113,606
LVIP Dimensional U.S. Core Equity 1 Fund-2

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Huntington Bancshares, Inc.	83,412	$1,478,895
Independent Bank Corp.	6,980	476,248
International Bancshares Corp.	6,070	461,016
JPMorgan Chase & Co.	74,548	24,401,797
Kearny Financial Corp.	6,001	56,769
KeyCorp	36,485	840,979
Lakeland Financial Corp.	1,993	123,008
Live Oak Bancshares, Inc.	3,171	129,504
M&T Bank Corp.	5,657	1,346,423
Mechanics Bancorp Class A	2,845	45,235
Mercantile Bank Corp.	1,436	82,455
Metrocity Bankshares, Inc.	602	21,606
Metropolitan Bank Holding Corp.	707	69,823
Mid Penn Bancorp, Inc.	1,043	36,338
Midland States Bancorp, Inc.	1,400	43,596
MVB Financial Corp.	502	14,563
National Bank Holdings Corp. Class A	3,351	148,885
NBT Bancorp, Inc.	4,369	215,698
Nicolet Bankshares, Inc.	763	126,193
Northeast Bank	446	59,108
Northfield Bancorp, Inc.	6,724	99,044
Northwest Bancshares, Inc.	14,286	216,576
Norwood Financial Corp.	666	21,412
OceanFirst Financial Corp.	7,457	145,635
OFG Bancorp	4,537	222,631
Old National Bancorp	30,209	782,413
Old Second Bancorp, Inc.	1,794	41,836
Origin Bancorp, Inc.	1,679	85,881
Orrstown Financial Services, Inc.	519	21,191
Park National Corp.	1,406	257,284
Parke Bancorp, Inc.	914	30,308
Pathward Financial, Inc.	2,479	215,822
PCB Bancorp	1,065	30,214
Peapack-Gladstone Financial Corp.	2,407	113,923
Peoples Bancorp, Inc.	3,493	134,166
Peoples Financial Services Corp.	200	13,274
Pinnacle Financial Partners, Inc.	11,113	1,121,079
†Pioneer Bancorp, Inc.	1,350	23,044
PNC Financial Services Group, Inc.	8,834	2,175,107
†Ponce Financial Group, Inc.	1,264	25,204
Popular, Inc.	5,925	972,766
Preferred Bank	1,313	139,519
Primis Financial Corp.	868	14,209
Prosperity Bancshares, Inc.	7,651	558,753
Provident Financial Services, Inc.	12,310	291,008
QCR Holdings, Inc.	1,263	122,953
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Red River Bancshares, Inc.	323	$29,483
Regions Financial Corp.	38,162	1,152,492
Renasant Corp.	7,961	338,661
Republic Bancorp, Inc. Class A	1,755	158,705
S&T Bancorp, Inc.	3,737	183,412
Seacoast Banking Corp. of Florida	1,194	39,700
ServisFirst Bancshares, Inc.	4,189	363,396
Shore Bancshares, Inc.	844	19,370
Sierra Bancorp	742	30,244
Simmons First National Corp. Class A	8,767	198,573
SmartFinancial, Inc.	928	43,542
South Plains Financial, Inc.	407	17,536
†Southern First Bancshares, Inc.	592	36,171
Southern Missouri Bancorp, Inc.	396	30,179
Southside Bancshares, Inc.	3,274	115,212
Southstate Bank Corp.	8,370	836,163
Stellar Bancorp, Inc.	1,282	50,408
=†Sterling Bancorp, Inc.	1,664	0
Stock Yards Bancorp, Inc.	2,112	161,505
Texas Capital Bancshares, Inc.	4,382	452,485
TFS Financial Corp.	9,915	175,694
Tompkins Financial Corp.	1,579	149,247
Towne Bank	7,647	277,127
TriCo Bancshares	3,318	178,674
†Triumph Financial, Inc.	1,588	121,180
Truist Financial Corp.	32,455	1,616,908
TrustCo Bank Corp.	1,781	97,795
Trustmark Corp.	5,905	271,689
U.S. Bancorp	34,470	2,081,988
UMB Financial Corp.	7,030	1,003,603
United Bankshares, Inc.	11,448	524,662
United Community Banks, Inc.	9,910	347,742
Unity Bancorp, Inc.	1,592	93,434
Univest Financial Corp.	3,247	142,056
Valley National Bancorp	39,046	572,024
WaFd, Inc.	5,848	224,388
Washington Trust Bancorp, Inc.	2,170	79,162
Webster Financial Corp.	12,603	963,121
Wells Fargo & Co.	83,495	6,900,027
WesBanco, Inc.	8,319	324,691
West BanCorp, Inc.	852	22,604
Westamerica BanCorp	2,447	143,565
Western Alliance Bancorp	8,256	678,643
Wintrust Financial Corp.	4,836	777,242
WSFS Financial Corp.	5,169	396,617
Zions Bancorp NA	11,022	762,612
		98,324,117
LVIP Dimensional U.S. Core Equity 1 Fund-3

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–0.86%
†Boston Beer Co., Inc. Class A	469	$83,027
Brown-Forman Corp. Class A	11,259	300,795
Coca-Cola Co.	79,656	6,473,643
Coca-Cola Consolidated, Inc.	4,793	915,080
Constellation Brands, Inc. Class A	6,028	838,434
Keurig Dr. Pepper, Inc.	31,827	1,041,698
MGP Ingredients, Inc.	1,497	26,227
Molson Coors Beverage Co. Class B	10,324	402,223
†Monster Beverage Corp.	11,216	1,078,082
†National Beverage Corp.	3,798	118,498
PepsiCo, Inc.	31,169	4,220,283
†Vita Coco Co., Inc.	3,750	248,025
		15,746,015
Biotechnology–1.83%
†4D Molecular Therapeutics, Inc.	2,900	38,570
AbbVie, Inc.	33,863	8,521,285
†ACADIA Pharmaceuticals, Inc.	2,033	51,435
†ADMA Biologics, Inc.	7,106	59,477
†Agios Pharmaceuticals, Inc.	1,787	66,316
†Aldeyra Therapeutics, Inc.	6,436	13,709
†Alector, Inc.	586	1,178
†Alkermes PLC	4,526	237,140
†Allogene Therapeutics, Inc.	10,092	20,991
†Alnylam Pharmaceuticals, Inc.	1,644	494,893
Amgen, Inc.	14,776	5,350,685
†Anika Therapeutics, Inc.	1,937	28,338
†Arcturus Therapeutics Holdings, Inc.	2,800	18,816
†Arcus Biosciences, Inc.	2,997	92,398
†Arrowhead Pharmaceuticals, Inc.	1,095	89,253
†Beam Therapeutics, Inc.	1,976	67,816
†Biogen, Inc.	4,340	937,700
†BioMarin Pharmaceutical, Inc.	7,947	454,727
†Bridgebio Pharma, Inc.	1,462	108,890
†CareDx, Inc.	1,422	40,527
†Catalyst Pharmaceuticals, Inc.	6,124	192,477
†CRISPR Therapeutics AG	1,555	84,810
†Cullinan Therapeutics, Inc.	1,271	23,145
†Denali Therapeutics, Inc.	4,195	107,895
†Emergent BioSolutions, Inc.	5,759	48,260
†Enanta Pharmaceuticals, Inc.	2,114	30,822
†Exelixis, Inc.	20,982	1,141,631
†Fate Therapeutics, Inc.	3,581	9,669
Gilead Sciences, Inc.	31,107	3,930,058
†GRAIL, Inc.	424	28,947
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Halozyme Therapeutics, Inc.	5,261	$411,779
†Ideaya Biosciences, Inc.	359	13,380
†Incyte Corp.	7,979	904,499
†Insmed, Inc.	3,408	363,361
†Intellia Therapeutics, Inc.	2,940	49,745
†Kiniksa Pharmaceuticals International PLC	3,129	200,100
†Kodiak Sciences, Inc.	915	35,648
†Krystal Biotech, Inc.	1,200	446,004
†Kymera Therapeutics, Inc.	498	57,106
†MacroGenics, Inc.	2,941	13,587
†MiMedx Group, Inc.	3,949	15,204
†Moderna, Inc.	11,403	798,552
†Myriad Genetics, Inc.	6,072	34,671
†Natera, Inc.	2,398	650,937
†Neurocrine Biosciences, Inc.	4,841	815,878
†Olema Pharmaceuticals, Inc.	3,387	42,371
†ORIC Pharmaceuticals, Inc.	1,829	19,808
=†PDL BioPharma, Inc.	21,857	6,557
†PMV Pharmaceuticals, Inc.	356	477
†Prothena Corp. PLC	2,660	26,041
Regeneron Pharmaceuticals, Inc.	1,878	1,171,008
†REGENXBIO, Inc.	2,474	29,639
†Relay Therapeutics, Inc.	2,767	51,771
†Replimune Group, Inc.	3,297	36,498
†Revolution Medicines, Inc.	4,532	848,753
†Roivant Sciences Ltd.	21,011	743,579
†Sarepta Therapeutics, Inc.	2,493	44,799
†Stoke Therapeutics, Inc.	1,567	51,272
†United Therapeutics Corp.	2,315	1,254,337
†Vanda Pharmaceuticals, Inc.	5,302	32,448
†Vaxcyte, Inc.	1,942	112,889
†Veracyte, Inc.	2,721	159,804
†Vericel Corp.	1,820	80,972
†Vertex Pharmaceuticals, Inc.	3,324	1,651,131
†Voyager Therapeutics, Inc.	3,489	12,212
†Xencor, Inc.	5,219	84,026
†Zentalis Pharmaceuticals, Inc.	3,380	16,393
†Zymeworks, Inc.	2,467	64,487
		33,643,581
Broadline Retail–3.01%
†Amazon.com, Inc.	212,820	50,723,519
†Coupang, Inc.	19,217	333,799
Dillard's, Inc. Class A	1,311	692,759
eBay, Inc.	18,811	2,102,129
†Etsy, Inc.	4,697	353,825
Kohl's Corp.	6,703	118,777
Macy's, Inc.	27,616	650,357
†Ollie's Bargain Outlet Holdings, Inc.	3,936	302,600
		55,277,765
LVIP Dimensional U.S. Core Equity 1 Fund-4

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.96%
A.O. Smith Corp.	8,970	$562,598
AAON, Inc.	3,835	486,508
Advanced Drainage Systems, Inc.	6,369	999,678
Allegion PLC	4,973	698,657
Apogee Enterprises, Inc.	1,602	73,276
Armstrong World Industries, Inc.	3,105	498,104
AZZ, Inc.	2,429	376,616
†Builders FirstSource, Inc.	8,165	730,604
Carlisle Cos., Inc.	2,891	1,048,710
Carrier Global Corp.	14,955	1,096,949
CSW Industrials, Inc.	1,175	327,003
Fortune Brands Innovations, Inc.	7,346	403,295
†Gibraltar Industries, Inc.	2,152	97,055
Griffon Corp.	2,288	223,149
†Hayward Holdings, Inc.	10,449	180,872
Insteel Industries, Inc.	1,756	53,031
†Janus International Group, Inc.	5,222	28,982
†JELD-WEN Holding, Inc.	6,383	9,575
Johnson Controls International PLC	9,390	1,371,973
Lennox International, Inc.	1,443	826,767
Masco Corp.	8,712	708,895
†Masterbrand, Inc.	14,832	152,621
†Modine Manufacturing Co.	3,252	868,349
Owens Corning	7,740	1,230,350
Quanex Building Products Corp.	4,360	81,183
†Resideo Technologies, Inc.	13,286	413,195
Simpson Manufacturing Co., Inc.	2,782	582,412
Tecnoglass, Inc.	1,413	66,143
Trane Technologies PLC	5,149	2,528,983
†Trex Co., Inc.	6,320	316,253
UFP Industries, Inc.	4,018	364,593
Zurn Elkay Water Solutions Corp. Class C	3,018	152,500
		17,558,879
Capital Markets–3.04%
Acadian Asset Management, Inc.	2,445	174,866
Affiliated Managers Group, Inc.	2,555	864,612
Ameriprise Financial, Inc.	4,213	1,932,756
ARES Management Corp. Class A	2,453	273,043
Artisan Partners Asset Management, Inc. Class A	3,789	130,834
Bank of New York Mellon Corp.	21,909	3,168,261
BGC Group, Inc. Class A	25,841	276,240
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Blackrock, Inc.	2,331	$2,241,396
Blackstone, Inc.	9,142	1,075,739
Carlyle Group, Inc.	14,680	618,175
Cboe Global Markets, Inc.	3,621	878,708
Charles Schwab Corp.	32,340	2,984,012
CME Group, Inc.	5,764	1,272,864
Cohen & Steers, Inc.	4,071	309,966
†Coinbase Global, Inc. Class A	3,634	531,254
DigitalBridge Group, Inc.	3,152	49,739
†Donnelley Financial Solutions, Inc.	2,708	113,601
Evercore, Inc. Class A	2,409	822,529
FactSet Research Systems, Inc.	1,701	391,366
Federated Hermes, Inc.	6,392	352,966
Franklin Resources, Inc.	20,323	676,146
Goldman Sachs Group, Inc.	7,555	7,640,900
Hamilton Lane, Inc. Class A	1,959	154,428
Houlihan Lokey, Inc.	2,921	391,794
Interactive Brokers Group, Inc. Class A	5,472	476,283
Intercontinental Exchange, Inc.	12,093	1,488,769
Invesco Ltd.	28,923	763,278
Jefferies Financial Group, Inc.	12,164	607,957
KKR & Co., Inc.	8,709	799,312
Lazard, Inc.	3,063	128,462
LPL Financial Holdings, Inc.	3,724	1,048,976
MarketAxess Holdings, Inc.	1,677	190,323
Moelis & Co. Class A	1,898	124,167
Moody's Corp.	3,871	1,753,253
Morgan Stanley	25,532	5,337,209
Morningstar, Inc.	2,645	412,673
MSCI, Inc.	1,935	1,083,677
Nasdaq, Inc.	17,227	1,357,832
Northern Trust Corp.	7,854	1,365,339
†Open Lending Corp. Class A	1,499	4,662
Oppenheimer Holdings, Inc. Class A	566	59,736
Piper Sandler Cos.	4,512	326,398
PJT Partners, Inc. Class A	887	133,884
Raymond James Financial, Inc.	8,121	1,234,636
†Robinhood Markets, Inc. Class A	11,242	1,127,348
S&P Global, Inc.	5,065	2,062,772
SEI Investments Co.	9,050	793,776
State Street Corp.	10,298	1,746,541
Stifel Financial Corp.	9,814	684,723
†StoneX Group, Inc.	5,832	691,092
T. Rowe Price Group, Inc.	9,926	1,128,487
TPG, Inc.	1,488	60,338
Tradeweb Markets, Inc. Class A	4,301	428,638
LVIP Dimensional U.S. Core Equity 1 Fund-5

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Victory Capital Holdings, Inc. Class A	3,143	$264,201
Virtu Financial, Inc. Class A	8,744	520,880
Virtus Investment Partners, Inc.	594	85,239
Westwood Holdings Group, Inc.	147	2,817
WisdomTree, Inc.	12,702	215,172
		55,835,045
Chemicals–1.44%
AdvanSix, Inc.	2,954	58,726
Air Products & Chemicals, Inc.	4,756	1,394,364
Albemarle Corp.	3,911	528,102
†American Vanguard Corp.	3,629	10,161
Ashland, Inc.	3,087	203,402
†Aspen Aerogels, Inc.	4,300	27,262
Avient Corp.	6,598	243,862
†Axalta Coating Systems Ltd.	21,171	724,472
Balchem Corp.	1,984	335,197
Cabot Corp.	4,541	412,414
Celanese Corp.	4,848	223,008
CF Industries Holdings, Inc.	14,281	1,546,061
Chemours Co.	6,490	133,175
Corteva, Inc.	20,820	1,763,246
Dow, Inc.	27,762	759,568
DuPont de Nemours, Inc.	4,321	586,100
Eastman Chemical Co.	7,160	479,577
Ecolab, Inc.	6,449	1,796,756
†Ecovyst, Inc.	11,383	141,718
Element Solutions, Inc.	19,266	919,952
FMC Corp.	5,172	59,478
Hawkins, Inc.	1,638	232,760
HB Fuller Co.	3,315	193,231
Huntsman Corp.	11,514	122,279
†Ingevity Corp.	2,971	221,845
Innospec, Inc.	1,778	144,711
International Flavors & Fragrances, Inc.	10,862	860,488
†Intrepid Potash, Inc.	612	20,061
Koppers Holdings, Inc.	1,784	80,102
Kronos Worldwide, Inc.	8,371	52,988
Linde PLC	9,001	4,670,979
†LSB Industries, Inc.	3,347	36,181
LyondellBasell Industries NV Class A	13,353	703,035
Mativ Holdings, Inc.	2,000	15,140
Minerals Technologies, Inc.	2,114	156,373
Mosaic Co.	18,737	397,037
NewMarket Corp.	755	597,386
Olin Corp.	7,068	140,088
Orion SA	1,161	7,697
†Perimeter Solutions, Inc.	7,699	274,469
PPG Industries, Inc.	8,250	1,000,643
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Quaker Chemical Corp.	333	$52,904
†Rayonier Advanced Materials, Inc.	8,749	68,767
RPM International, Inc.	7,154	795,167
Sensient Technologies Corp.	3,297	406,487
Sherwin-Williams Co.	5,732	1,973,642
Solstice Advanced Materials, Inc.	6,387	565,888
Stepan Co.	1,698	94,613
Tronox Holdings PLC	12,136	76,457
Westlake Corp.	2,797	204,181
		26,512,200
Commercial Services & Supplies–0.71%
ABM Industries, Inc.	5,293	234,162
ACCO Brands Corp.	11,109	46,213
†ACV Auctions, Inc. Class A	1,324	9,520
Brady Corp. Class A	3,406	311,887
†BrightView Holdings, Inc.	4,456	63,141
Brink's Co.	2,796	264,194
†Casella Waste Systems, Inc. Class A	2,209	214,207
†Cimpress PLC	1,769	179,907
Cintas Corp.	8,361	1,422,039
†Civeo Corp.	683	23,905
†Clean Harbors, Inc.	5,804	1,733,945
†Copart, Inc.	16,096	453,746
Deluxe Corp.	4,595	109,729
Ennis, Inc.	3,323	70,614
†Enviri Corp.	3,040	66,728
†Healthcare Services Group, Inc.	2,712	66,607
HNI Corp.	5,982	241,733
Interface, Inc.	5,970	213,965
†Liquidity Services, Inc.	356	13,927
Millerknoll, Inc.	5,200	106,392
MSA Safety, Inc.	1,744	304,467
†Onterris, Inc.	573	11,580
†OPENLANE, Inc.	10,378	427,989
Quad/Graphics, Inc.	5,244	44,207
Republic Services, Inc.	9,295	1,980,579
Rollins, Inc.	14,637	610,948
Tetra Tech, Inc.	15,865	458,340
UniFirst Corp.	1,252	331,104
Veralto Corp.	8,291	735,246
†Vestis Corp.	9,019	130,956
Waste Management, Inc.	9,347	2,083,259
		12,965,236
Communications Equipment–1.16%
†Applied Optoelectronics, Inc.	2,558	378,993
†Arista Networks, Inc.	14,122	2,399,045
†Aviat Networks, Inc.	681	15,118
†Calix, Inc.	3,340	124,649
†Ciena Corp.	6,936	3,402,524
LVIP Dimensional U.S. Core Equity 1 Fund-6

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
Cisco Systems, Inc.	55,717	$6,544,519
†Clearfield, Inc.	700	27,853
†Comtech Telecommunications Corp.	2,467	5,181
†Digi International, Inc.	2,900	217,355
†F5, Inc.	3,838	1,596,455
†Harmonic, Inc.	8,852	144,553
†Lumentum Holdings, Inc.	3,547	3,043,539
Motorola Solutions, Inc.	4,253	1,766,228
†NETGEAR, Inc.	3,638	84,947
†NetScout Systems, Inc.	6,463	281,464
†Ribbon Communications, Inc.	7,554	17,676
†Viasat, Inc.	6,887	618,522
†Viavi Solutions, Inc.	13,760	657,040
†Vistance Networks, Inc.	2,335	29,841
		21,355,502
Construction & Engineering–0.95%
AECOM	6,721	469,126
†Ameresco, Inc. Class A	1,754	48,410
†API Group Corp.	10,626	450,011
Arcosa, Inc.	3,673	533,650
Argan, Inc.	1,122	895,973
†Bowman Consulting Group Ltd.	773	22,572
Comfort Systems USA, Inc.	1,407	2,788,604
†Construction Partners, Inc. Class A	2,698	320,441
†Dycom Industries, Inc.	2,312	1,168,924
EMCOR Group, Inc.	1,562	1,296,273
†Everus Construction Group, Inc.	3,038	504,156
†Fluor Corp.	6,492	340,116
Granite Construction, Inc.	3,330	526,406
†IES Holdings, Inc.	955	701,600
†Limbach Holdings, Inc.	595	45,815
†MasTec, Inc.	3,453	1,436,655
†Matrix Service Co.	3,017	41,333
†MYR Group, Inc.	909	454,864
†NWPX Infrastructure, Inc.	417	62,525
Primoris Services Corp.	4,046	401,040
Quanta Services, Inc.	2,152	1,549,526
†Sterling Infrastructure, Inc.	2,053	1,723,206
Tutor Perini Corp.	5,568	461,977
Valmont Industries, Inc.	1,472	850,227
WillScot Holdings Corp.	15,344	442,828
		17,536,258
Construction Materials–0.29%
CRH PLC	13,432	1,437,224
Eagle Materials, Inc.	3,299	742,275
†Knife River Corp.	3,862	323,056
Martin Marietta Materials, Inc.	2,184	1,259,513
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
U.S. Lime & Minerals, Inc.	740	$77,456
Vulcan Materials Co.	4,861	1,434,044
		5,273,568
Consumer Finance–0.83%
Ally Financial, Inc.	19,931	915,829
American Express Co.	12,646	4,277,509
†Atlanticus Holdings Corp.	1,483	151,637
Bread Financial Holdings, Inc.	4,174	452,253
Capital One Financial Corp.	13,479	2,704,157
†Credit Acceptance Corp.	761	484,559
†Encore Capital Group, Inc.	2,403	224,176
†Enova International, Inc.	2,270	546,457
†EZCORP, Inc. Class A	6,690	231,273
FirstCash Holdings, Inc.	3,693	798,870
†Green Dot Corp. Class A	3,997	53,999
†Happen, Inc.	11,516	238,842
†LendingTree, Inc.	513	22,721
Navient Corp.	9,256	78,769
Nelnet, Inc. Class A	2,378	317,059
†NerdWallet, Inc. Class A	3,266	30,210
OneMain Holdings, Inc.	11,443	697,680
†PRA Group, Inc.	3,756	71,326
PROG Holdings, Inc.	2,385	111,165
Regional Management Corp.	1,098	45,238
SLM Corp.	18,727	485,778
†SoFi Technologies, Inc.	35,507	636,641
Synchrony Financial	20,162	1,533,320
†World Acceptance Corp.	483	108,110
		15,217,578
Consumer Staples Distribution & Retail–1.82%
Albertsons Cos., Inc. Class A	31,435	425,315
Andersons, Inc.	2,651	181,328
†BJ's Wholesale Club Holdings, Inc.	10,299	898,279
Casey's General Stores, Inc.	1,414	1,123,833
†Chefs' Warehouse, Inc.	2,580	247,938
Costco Wholesale Corp.	8,194	7,665,241
Dollar General Corp.	8,239	948,391
†Dollar Tree, Inc.	9,007	1,089,397
†Grocery Outlet Holding Corp.	1,953	19,491
†HF Foods Group, Inc.	4,692	6,616
Ingles Markets, Inc. Class A	1,101	97,527
Kroger Co.	41,511	2,305,106
†Maplebear, Inc.	9,399	445,043
Natural Grocers by Vitamin Cottage, Inc. Class C	3,652	113,285
†Performance Food Group Co.	10,305	1,151,996
PriceSmart, Inc.	1,845	360,402
†Sprouts Farmers Market, Inc.	7,452	630,290
Sysco Corp.	17,582	1,469,504
Target Corp.	18,758	2,449,982
†U.S. Foods Holding Corp.	16,963	1,734,467
LVIP Dimensional U.S. Core Equity 1 Fund-7

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†United Natural Foods, Inc.	6,297	$287,584
Village Super Market, Inc. Class A	618	26,067
Walmart, Inc.	83,755	9,486,091
Weis Markets, Inc.	2,619	205,094
		33,368,267
Containers & Packaging–0.50%
Amcor PLC	29,030	1,258,451
AptarGroup, Inc.	4,355	545,246
Ardagh Metal Packaging SA	6,180	29,293
Avery Dennison Corp.	4,042	656,219
Ball Corp.	14,967	933,941
Crown Holdings, Inc.	7,001	782,852
Graphic Packaging Holding Co.	30,435	321,698
Greif, Inc. Class A	3,741	288,230
International Paper Co.	16,118	614,096
Myers Industries, Inc.	2,920	103,105
†O-I Glass, Inc.	15,403	148,331
Packaging Corp. of America	7,039	1,677,253
†Ranpak Holdings Corp.	2,426	17,734
Silgan Holdings, Inc.	8,214	381,047
Smurfit Westrock PLC	17,190	795,209
Sonoco Products Co.	7,856	442,686
TriMas Corp.	3,949	177,823
		9,173,214
Distributors–0.10%
Genuine Parts Co.	8,090	954,458
Gold.com, Inc.	1,648	68,573
LKQ Corp.	12,418	326,966
Pool Corp.	1,930	414,757
Weyco Group, Inc.	723	28,436
		1,793,190
Diversified Consumer Services–0.27%
ADT, Inc.	33,492	217,698
†American Public Education, Inc.	2,213	118,838
†Bright Horizons Family Solutions, Inc.	3,064	217,176
Carriage Services, Inc.	1,873	71,811
†Chegg, Inc.	2,936	2,965
†Coursera, Inc.	7,019	39,587
†Covista, Inc.	2,912	363,010
†Driven Brands Holdings, Inc.	3,542	49,376
†Duolingo, Inc.	948	109,039
†Frontdoor, Inc.	4,718	366,070
Graham Holdings Co. Class B	306	349,275
†Grand Canyon Education, Inc.	1,909	273,197
H&R Block, Inc.	5,685	216,485
†Laureate Education, Inc.	2,483	90,183
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Liberty Live Holdings, Inc. Class A	5,359	$559,278
Matthews International Corp. Class A	2,172	58,470
OneSpaWorld Holdings Ltd.	4,641	131,062
Perdoceo Education Corp.	6,682	213,824
Service Corp. International	10,003	759,828
Strategic Education, Inc.	2,155	165,116
†Stride, Inc.	4,231	364,881
†Universal Technical Institute, Inc.	3,270	139,858
		4,877,027
Diversified Telecommunication Services–0.99%
†Anterix, Inc.	1,256	129,293
†AST SpaceMobile, Inc.	878	78,019
AT&T, Inc.	223,673	4,630,031
ATN International, Inc.	2,414	63,947
†Bandwidth, Inc. Class A	2,736	173,189
Comcast Corp. Class A	149,600	3,672,680
IDT Corp. Class B	2,430	141,329
Iridium Communications, Inc.	9,651	529,357
†Liberty Capital Corp. Class A	1,783	38,525
†Liberty Global Ltd. Class A	19,127	214,904
†Liberty Latin America Ltd. Class A	11,079	86,443
†Lumen Technologies, Inc.	19,283	148,093
Shenandoah Telecommunications Co.	4,651	70,137
Verizon Communications, Inc.	192,316	8,142,659
		18,118,606
Electric Utilities–1.24%
Alliant Energy Corp.	9,792	747,032
American Electric Power Co., Inc.	12,638	1,729,005
Constellation Energy Corp.	6,309	1,566,966
Duke Energy Corp.	15,345	1,942,370
Edison International	12,017	894,666
Entergy Corp.	11,406	1,310,093
Evergy, Inc.	7,526	650,472
Eversource Energy	10,209	737,804
Exelon Corp.	26,594	1,239,812
FirstEnergy Corp.	15,234	724,224
Genie Energy Ltd. Class B	2,298	33,206
†Hawaiian Electric Industries, Inc.	8,248	111,595
IDACORP, Inc.	3,088	467,214
MGE Energy, Inc.	1,973	160,878
NextEra Energy, Inc.	40,597	3,563,199
NRG Energy, Inc.	7,577	1,106,697
OGE Energy Corp.	8,515	414,340
Otter Tail Corp.	2,220	199,756
LVIP Dimensional U.S. Core Equity 1 Fund-8

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
PG&E Corp.	22,397	$376,718
Pinnacle West Capital Corp.	5,231	559,717
Portland General Electric Co.	5,391	279,416
PPL Corp.	19,594	712,242
Southern Co.	21,766	2,083,224
Xcel Energy, Inc.	14,781	1,186,914
		22,797,560
Electrical Equipment–1.26%
Acuity, Inc.	2,185	823,002
Allient, Inc.	980	100,871
†American Superconductor Corp.	1,761	73,099
AMETEK, Inc.	8,278	2,002,779
Atkore, Inc.	1,795	136,492
†Bloom Energy Corp. Class A	791	239,436
Eaton Corp. PLC	5,727	2,440,389
Emerson Electric Co.	10,417	1,491,194
EnerSys	3,479	813,460
†FuelCell Energy, Inc.	834	30,032
GE Vernova, Inc.	3,116	3,660,864
†Generac Holdings, Inc.	1,996	584,449
Hubbell, Inc.	2,637	1,379,678
LSI Industries, Inc.	2,323	61,745
†Nextpower, Inc. Class A	4,582	545,899
nVent Electric PLC	7,244	1,228,655
†Plug Power, Inc.	4,000	10,840
Powell Industries, Inc.	2,610	747,400
Preformed Line Products Co.	206	84,575
Regal Rexnord Corp.	3,774	898,929
Rockwell Automation, Inc.	3,123	1,546,135
Sensata Technologies Holding PLC	10,828	516,929
†Shoals Technologies Group, Inc. Class A	3,212	31,799
†Sunrun, Inc.	12,414	166,099
Vertiv Holdings Co. Class A	8,991	3,010,367
†Vicor Corp.	1,501	570,050
		23,195,167
Electronic Equipment, Instruments & Components–1.91%
Advanced Energy Industries, Inc.	1,950	727,096
Amphenol Corp. Class A	27,098	4,777,919
†Arrow Electronics, Inc.	4,495	959,278
Avnet, Inc.	7,659	680,272
Badger Meter, Inc.	1,528	226,725
Bel Fuse, Inc. Class B	852	283,750
Belden, Inc.	2,793	334,909
Benchmark Electronics, Inc.	3,874	382,248
CDW Corp.	5,099	717,123
Cognex Corp.	7,440	538,805
†Coherent Corp.	5,209	2,054,794
Corning, Inc.	12,853	3,283,042
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Crane NXT Co.	3,815	$195,175
CTS Corp.	2,424	158,021
†Daktronics, Inc.	4,546	88,920
ePlus, Inc.	2,428	202,082
†Fabrinet	1,900	1,067,952
†Flex Ltd.	12,828	2,079,034
†Insight Enterprises, Inc.	2,044	248,959
†IPG Photonics Corp.	3,160	370,731
†Itron, Inc.	2,913	252,062
Jabil, Inc.	4,192	1,615,932
†Keysight Technologies, Inc.	4,295	1,503,551
†Kimball Electronics, Inc.	343	8,781
†Knowles Corp.	7,337	304,339
Littelfuse, Inc.	2,042	929,784
Methode Electronics, Inc.	3,476	65,940
†Mirion Technologies, Inc.	5,893	105,661
Napco Security Technologies, Inc.	1,900	72,162
†nLight, Inc.	2,861	199,183
†Novanta, Inc.	1,853	300,631
†OSI Systems, Inc.	1,275	278,842
PC Connection, Inc.	2,421	176,709
†Plexus Corp.	1,891	568,567
Ralliant Corp.	4,364	321,321
Richardson Electronics Ltd.	2,073	39,408
†Rogers Corp.	1,279	209,411
†Sanmina Corp.	4,847	1,226,679
†ScanSource, Inc.	2,396	124,808
†SmartRent, Inc.	9,964	11,857
TD SYNNEX Corp.	5,032	1,345,255
TE Connectivity PLC	8,707	1,755,418
†Teledyne Technologies, Inc.	1,529	1,019,690
†TTM Technologies, Inc.	10,770	2,014,205
Vishay Intertechnology, Inc.	7,940	427,013
†Vishay Precision Group, Inc.	858	128,623
Vontier Corp.	10,620	307,980
†Zebra Technologies Corp. Class A	1,852	487,557
		35,178,204
Energy Equipment & Services–0.61%
Archrock, Inc.	13,582	552,923
Baker Hughes Co.	31,272	1,735,596
Bristow Group, Inc.	670	27,684
Cactus, Inc. Class A	3,339	171,057
Core Laboratories, Inc.	3,764	43,851
†DMC Global, Inc.	1,792	10,412
†Expro Group Holdings NV	4,117	60,808
†Forum Energy Technologies, Inc.	581	29,184
Halliburton Co.	38,126	1,294,378
†Helix Energy Solutions Group, Inc.	13,767	120,324
Helmerich & Payne, Inc.	5,699	186,585
†Innovex International, Inc.	4,298	106,590
LVIP Dimensional U.S. Core Equity 1 Fund-9

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Kodiak Gas Services, Inc.	3,082	$231,551
Liberty Energy, Inc.	13,753	360,191
†Mammoth Energy Services, Inc.	3,494	11,355
†Nabors Industries Ltd.	845	70,988
Noble Corp. PLC	7,063	263,450
NOV, Inc.	21,887	406,004
†Oceaneering International, Inc.	8,677	351,592
†Oil States International, Inc.	6,670	53,427
Patterson-UTI Energy, Inc.	6,454	59,248
†ProPetro Holding Corp.	7,913	113,472
RPC, Inc.	14,752	86,004
†SEACOR Marine Holdings, Inc.	2,951	22,575
†Seadrill Ltd.	1,119	42,321
Select Water Solutions, Inc.	10,426	208,311
SLB Ltd.	39,599	1,840,957
Solaris Energy Infrastructure, Inc. Class A	2,482	199,702
TechnipFMC PLC	23,509	1,558,647
†TETRA Technologies, Inc.	6,536	74,053
†Tidewater, Inc.	1,101	73,360
†Transocean Ltd.	38,916	190,299
†Valaris Ltd.	2,689	195,221
Weatherford International PLC	5,032	410,108
		11,162,228
Entertainment–0.97%
†Atlanta Braves Holdings, Inc. Class A	2,109	112,077
Cinemark Holdings, Inc.	8,070	256,061
†IMAX Corp.	3,351	133,571
†Liberty Media Corp.-Liberty Formula One Class A	8,778	828,815
†Lionsgate Studios Corp.	18,814	288,042
†Live Nation Entertainment, Inc.	7,565	1,385,227
†Madison Square Garden Entertainment Corp.	2,599	210,233
Marcus Corp.	2,728	63,999
†Netflix, Inc.	78,670	5,617,038
†ROBLOX Corp. Class A	5,329	289,791
†Roku, Inc.	3,130	432,378
†Sphere Entertainment Co.	2,782	481,370
†Spotify Technology SA	1,414	649,210
†Starz Entertainment Corp.	1,254	36,190
†Take-Two Interactive Software, Inc.	2,987	746,690
TKO Group Holdings, Inc.	1,365	274,788
Walt Disney Co.	36,490	3,512,163
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Warner Bros Discovery, Inc.	88,464	$2,358,450
Warner Music Group Corp. Class A	2,536	68,650
		17,744,743
Financial Services–3.01%
†Affirm Holdings, Inc.	7,184	585,855
Apollo Global Management, Inc.	11,609	1,373,461
†Berkshire Hathaway, Inc. Class B	35,272	17,649,756
†Block, Inc.	7,769	590,444
Cass Information Systems, Inc.	1,874	96,174
Corebridge Financial, Inc.	34,913	999,559
†Corpay, Inc.	4,205	1,401,400
Enact Holdings, Inc.	1,869	85,432
Equitable Holdings, Inc.	14,715	645,694
Essent Group Ltd.	9,087	584,112
†Euronet Worldwide, Inc.	4,413	322,987
EVERTEC, Inc.	623	17,307
Federal Agricultural Mortgage Corp. Class C	874	174,162
Fidelity National Information Services, Inc.	18,405	715,586
†Fiserv, Inc.	12,330	604,787
†Flywire Corp.	2,304	40,481
Global Payments, Inc.	8,159	592,017
Jack Henry & Associates, Inc.	3,078	423,964
Jackson Financial, Inc. Class A	3,086	315,976
†Marqeta, Inc. Class A	7,290	29,597
Mastercard, Inc. Class A	19,538	10,034,717
Merchants Bancorp	1,218	60,900
MGIC Investment Corp.	19,607	552,917
†NCR Atleos Corp.	5,693	247,133
†NMI Holdings, Inc. Class A	7,717	317,092
†Onity Group, Inc.	819	32,555
†Paymentus Holdings, Inc. Class A	2,017	48,731
†Payoneer Global, Inc.	9,310	66,287
PayPal Holdings, Inc.	31,185	1,346,568
†Paysafe Ltd.	3,600	26,892
PennyMac Financial Services, Inc.	1,310	114,101
Radian Group, Inc.	12,361	465,639
†Remitly Global, Inc.	4,416	98,963
†Repay Holdings Corp.	5,100	21,420
†Rocket Cos., Inc. Class A	44,969	708,262
†Toast, Inc. Class A	7,723	214,854
†Velocity Financial, Inc.	535	9,876
Visa, Inc. Class A	35,242	12,091,178
Voya Financial, Inc.	8,511	770,501
Walker & Dunlop, Inc.	2,443	133,632
LVIP Dimensional U.S. Core Equity 1 Fund-10

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Waterstone Financial, Inc.	3,925	$81,365
Western Union Co.	21,608	166,382
†WEX, Inc.	3,024	426,656
		55,285,372
Food Products–0.63%
Alico, Inc.	234	9,681
Archer-Daniels-Midland Co.	8,837	675,147
B&G Foods, Inc.	5,511	21,934
Bunge Global SA	6,999	747,003
Cal-Maine Foods, Inc.	3,432	276,482
Campbell's Co.	16,121	359,015
Conagra Brands, Inc.	20,072	270,169
†Darling Ingredients, Inc.	8,222	449,086
Del Monte Corp.	4,948	138,099
Dole PLC	4,165	57,144
Flowers Foods, Inc.	13,824	109,210
†Freshpet, Inc.	1,480	87,498
General Mills, Inc.	24,450	850,860
†Hain Celestial Group, Inc.	7,400	4,145
Hershey Co.	5,034	883,215
Hormel Foods Corp.	18,651	462,918
Ingredion, Inc.	5,139	486,715
J&J Snack Foods Corp.	984	72,275
J.M. Smucker Co.	5,410	608,625
John B Sanfilippo & Son, Inc.	748	64,321
Kraft Heinz Co.	31,697	748,683
Lamb Weston Holdings, Inc.	5,940	256,489
Marzetti Co.	1,572	179,459
McCormick & Co., Inc.	9,201	463,924
†Mission Produce, Inc.	1,631	19,229
Mondelez International, Inc. Class A	28,823	1,667,122
Pilgrim's Pride Corp.	10,200	286,722
†Post Holdings, Inc.	4,512	398,229
Seaboard Corp.	21	93,751
†Simply Good Foods Co.	7,603	100,968
Tootsie Roll Industries, Inc.	1,687	66,721
Tyson Foods, Inc. Class A	12,030	688,717
Utz Brands, Inc.	3,854	29,676
†Vital Farms, Inc.	2,677	31,133
		11,664,365
Gas Utilities–0.19%
Atmos Energy Corp.	4,359	750,925
Chesapeake Utilities Corp.	776	95,044
MDU Resources Group, Inc.	18,965	402,248
National Fuel Gas Co.	5,275	407,283
New Jersey Resources Corp.	8,468	474,547
Northwest Natural Holding Co.	2,733	134,081
ONE Gas, Inc.	2,955	227,742
Southwest Gas Holdings, Inc.	3,302	292,821
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Spire, Inc.	3,336	$260,508
UGI Corp.	11,119	384,050
		3,429,249
Ground Transportation–1.11%
ArcBest Corp.	1,512	217,033
Covenant Logistics Group, Inc.	2,834	125,206
CSX Corp.	55,237	2,625,415
†Fedex Freight Holding Co., Inc.	3,568	538,768
FTAI Infrastructure, Inc.	4,825	22,388
Heartland Express, Inc.	6,467	98,428
†Hertz Global Holdings, Inc.	17,404	39,420
JB Hunt Transport Services, Inc.	6,558	1,898,082
Knight-Swift Transportation Holdings, Inc.	10,537	820,516
Landstar System, Inc.	1,735	358,815
†Lyft, Inc. Class A	6,092	89,004
Marten Transport Ltd.	6,469	112,237
Norfolk Southern Corp.	6,599	2,075,979
Old Dominion Freight Line, Inc.	5,704	1,235,486
†PAMT Corp.	1,224	17,148
†RXO, Inc.	9,670	266,795
Ryder System, Inc.	4,604	1,214,397
†Saia, Inc.	1,186	499,496
Schneider National, Inc. Class B	6,237	227,838
†Uber Technologies, Inc.	19,994	1,442,767
†U-Haul Holding Co.	12,126	712,542
Union Pacific Corp.	15,103	4,108,016
Universal Logistics Holdings, Inc.	2,500	37,000
Werner Enterprises, Inc.	4,283	186,782
†XPO, Inc.	6,691	1,373,595
		20,343,153
Health Care Equipment & Supplies–1.24%
Abbott Laboratories	33,572	3,046,323
†Align Technology, Inc.	2,128	358,908
†AngioDynamics, Inc.	5,678	73,871
†Artivion, Inc.	3,491	78,443
†AtriCure, Inc.	1,380	38,612
Baxter International, Inc.	20,388	434,672
Becton Dickinson & Co.	6,238	943,997
†Bioventus, Inc. Class A	3,090	29,170
†Boston Scientific Corp.	19,203	819,584
CONMED Corp.	1,948	63,758
†Cooper Cos., Inc.	8,507	610,037
Dentsply Sirona, Inc.	11,110	117,877
†Dexcom, Inc.	10,845	730,411
†Edwards Lifesciences Corp.	13,454	1,217,049
Embecta Corp.	1,053	3,433
LVIP Dimensional U.S. Core Equity 1 Fund-11

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Enovis Corp.	3,676	$76,093
†Envista Holdings Corp.	10,550	277,993
GE HealthCare Technologies, Inc.	16,357	1,047,012
†Globus Medical, Inc. Class A	2,238	176,824
†Haemonetics Corp.	2,876	215,700
†ICU Medical, Inc.	1,184	173,574
†IDEXX Laboratories, Inc.	2,544	1,339,263
†Inogen, Inc.	1,392	8,978
†Inspire Medical Systems, Inc.	361	16,104
†Insulet Corp.	2,284	347,739
†Integer Holdings Corp.	2,452	229,139
†Integra LifeSciences Holdings Corp.	4,660	83,694
†Intuitive Surgical, Inc.	4,360	1,733,885
iRadimed Corp.	465	44,435
†Lantheus Holdings, Inc.	4,262	472,826
LeMaitre Vascular, Inc.	1,018	97,687
†LENSAR, Inc.	606	3,460
†LivaNova PLC	3,345	275,059
Medtronic PLC	25,795	2,017,943
†Merit Medical Systems, Inc.	3,296	228,545
=†OmniAb, Inc. Earnout Shares	435	0
=†OmniAb, Inc. Earnout Shares.	435	0
†Omnicell, Inc.	2,223	92,299
†OraSure Technologies, Inc.	3,636	16,217
†Orthofix Medical, Inc.	3,866	35,335
†OrthoPediatrics Corp.	984	18,824
†Penumbra, Inc.	873	275,650
†QuidelOrtho Corp.	744	13,031
ResMed, Inc.	4,522	881,247
†RxSight, Inc.	1,447	6,975
†SI-BONE, Inc.	2,500	40,800
†Solventum Corp.	2,726	210,311
†STAAR Surgical Co.	700	20,083
STERIS PLC	3,716	782,478
Stryker Corp.	5,551	1,747,677
†Tactile Systems Technology, Inc.	3,443	102,533
Teleflex, Inc.	1,857	235,393
†TransMedics Group, Inc.	454	30,155
†UFP Technologies, Inc.	348	92,265
Utah Medical Products, Inc.	166	11,451
†Varex Imaging Corp.	3,549	37,016
Zimmer Biomet Holdings, Inc.	8,329	717,044
		22,798,882
Health Care Providers & Services–1.88%
†Acadia Healthcare Co., Inc.	5,457	161,145
†Accendra Health, Inc.	2,946	10,075
†AdaptHealth Corp.	6,653	69,324
†Addus HomeCare Corp.	1,490	149,700
†agilon health, Inc.	437	46,838
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†AMN Healthcare Services, Inc.	3,474	$112,453
†Astrana Health, Inc.	2,925	135,749
†BrightSpring Health Services, Inc.	4,783	333,566
†Brookdale Senior Living, Inc.	20,953	337,134
Cardinal Health, Inc.	6,266	1,488,551
†Castle Biosciences, Inc.	1,800	42,930
Cencora, Inc.	5,599	1,584,405
†Centene Corp.	17,165	1,101,821
Chemed Corp.	941	438,261
Cigna Group	8,739	2,409,168
†Community Health Systems, Inc.	14,031	46,864
Concentra Group Holdings Parent, Inc.	10,679	317,700
†CorVel Corp.	3,449	215,632
†Cross Country Healthcare, Inc.	2,295	30,317
CVS Health Corp.	28,367	2,934,566
†DaVita, Inc.	3,258	724,840
Elevance Health, Inc.	5,255	2,032,266
Encompass Health Corp.	8,107	819,456
Ensign Group, Inc.	4,158	666,527
†Fulgent Genetics, Inc.	3,138	64,392
HCA Healthcare, Inc.	3,106	1,210,998
†HealthEquity, Inc.	2,091	188,859
†Henry Schein, Inc.	6,745	563,342
Humana, Inc.	3,331	1,323,140
Labcorp Holdings, Inc.	3,473	972,440
McKesson Corp.	2,416	1,825,530
†Molina Healthcare, Inc.	2,528	578,154
National HealthCare Corp.	1,217	257,225
†NeoGenomics, Inc.	6,172	90,049
NRC Health	414	8,930
†OPKO Health, Inc.	26,983	40,475
†Option Care Health, Inc.	8,414	176,442
†Pediatrix Medical Group, Inc.	8,411	213,051
†Pennant Group, Inc.	2,839	104,901
†Privia Health Group, Inc.	4,493	115,605
†Progyny, Inc.	1,799	51,865
Quest Diagnostics, Inc.	4,790	1,015,241
†RadNet, Inc.	2,573	158,677
Select Medical Holdings Corp.	9,121	150,588
†Surgery Partners, Inc.	2,745	46,116
†Tenet Healthcare Corp.	7,929	1,483,357
U.S. Physical Therapy, Inc.	1,000	68,680
UnitedHealth Group, Inc.	16,805	6,984,662
Universal Health Services, Inc. Class B	4,342	645,612
		34,547,619
LVIP Dimensional U.S. Core Equity 1 Fund-12

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.05%
†American Well Corp. Class A	668	$6,092
†Certara, Inc.	5,749	37,656
†Definitive Healthcare Corp.	5,123	4,257
†Doximity, Inc. Class A	3,034	62,925
†Evolent Health, Inc. Class A	7,583	41,100
†GoodRx Holdings, Inc. Class A	3,965	11,419
HealthStream, Inc.	2,606	71,014
†Phreesia, Inc.	2,143	22,051
†Schrodinger, Inc.	1,980	32,175
†Simulations Plus, Inc.	1,079	19,756
†Teladoc Health, Inc.	5,765	48,887
†TruBridge, Inc.	971	25,450
†Veeva Systems, Inc. Class A	2,983	529,393
†Waystar Holding Corp.	256	5,256
		917,431
Hotels, Restaurants & Leisure–1.79%
†Airbnb, Inc. Class A	5,513	788,910
Aramark	18,038	1,026,362
†Biglari Holdings, Inc. Class B	1	426
†BJ's Restaurants, Inc.	1,988	120,741
Bloomin' Brands, Inc.	5,220	47,711
Booking Holdings, Inc.	15,110	2,693,206
Boyd Gaming Corp.	3,006	265,520
†Brinker International, Inc.	3,136	526,848
†Caesars Entertainment, Inc.	9,211	277,988
Carnival Corp. Ltd.	51,737	1,478,126
†Cava Group, Inc.	1,819	142,755
Cheesecake Factory, Inc.	3,055	242,995
†Chipotle Mexican Grill, Inc.	33,192	1,128,528
Choice Hotels International, Inc.	2,330	256,929
Churchill Downs, Inc.	3,270	293,123
Cracker Barrel Old Country Store, Inc.	1,445	77,018
Darden Restaurants, Inc.	5,006	1,031,286
†Dave & Buster's Entertainment, Inc.	2,917	33,254
Dine Brands Global, Inc.	793	28,469
Domino's Pizza, Inc.	1,117	330,677
†DoorDash, Inc. Class A	4,326	798,277
†Dutch Bros, Inc. Class A	1,237	88,829
†El Pollo Loco Holdings, Inc.	3,990	67,670
Expedia Group, Inc.	4,278	1,094,655
†First Watch Restaurant Group, Inc.	5,102	65,765
†Flutter Entertainment PLC	2,758	281,785
†Global Business Travel Group I	2,436	22,874
†Hilton Grand Vacations, Inc.	2,114	110,710
Hilton Worldwide Holdings, Inc.	5,784	1,911,381
Hyatt Hotels Corp. Class A	2,033	394,077
†Krispy Kreme, Inc.	3,368	11,889
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	18,162	$838,903
†Life Time Group Holdings, Inc.	6,305	257,496
Marriott International, Inc. Class A	4,459	1,652,461
Marriott Vacations Worldwide Corp.	2,792	284,449
McDonald's Corp.	13,585	3,672,161
†MGM Resorts International	11,398	544,938
†Norwegian Cruise Line Holdings Ltd.	24,569	518,652
Papa John's International, Inc.	1,657	60,928
†Penn Entertainment, Inc.	9,276	198,135
†Planet Fitness, Inc. Class A	5,682	296,430
†Pursuit Attractions & Hospitality, Inc.	2,398	134,216
Red Rock Resorts, Inc. Class A	2,566	166,944
Royal Caribbean Cruises Ltd.	7,943	2,522,141
†Sabre Corp.	19,559	40,878
†Shake Shack, Inc. Class A	1,397	78,260
Starbucks Corp.	21,331	2,179,815
†Sweetgreen, Inc. Class A	4,300	37,883
Texas Roadhouse, Inc.	4,622	893,109
Travel & Leisure Co.	3,900	298,077
†United Parks & Resorts, Inc.	3,939	188,048
Vail Resorts, Inc.	1,849	251,741
†Viking Holdings Ltd.	1,231	128,849
Wendy's Co.	12,897	106,916
Wingstop, Inc.	415	71,965
Wyndham Hotels & Resorts, Inc.	4,719	397,387
Wynn Resorts Ltd.	3,118	302,727
Yum! Brands, Inc.	7,403	1,183,443
		32,945,736
Household Durables–0.83%
†Beazer Homes USA, Inc.	1,618	45,385
†Cavco Industries, Inc.	524	321,935
Century Communities, Inc.	1,656	118,669
†Champion Homes, Inc.	3,677	324,017
Dr. Horton, Inc.	10,693	1,741,676
†Dream Finders Homes, Inc. Class A	3,347	57,769
Ethan Allen Interiors, Inc.	2,976	66,484
Flexsteel Industries, Inc.	262	19,514
Garmin Ltd.	6,913	1,642,114
†GoPro, Inc. Class A	2,300	1,789
†Green Brick Partners, Inc.	1,200	96,048
Hamilton Beach Brands Holding Co. Class A	400	9,212
†Helen of Troy Ltd.	1,542	44,826
Hooker Furnishings Corp.	1,803	32,147
LVIP Dimensional U.S. Core Equity 1 Fund-13

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Hovnanian Enterprises, Inc. Class A	484	$68,926
Installed Building Products, Inc.	1,527	350,966
KB Home	4,264	266,884
La-Z-Boy, Inc.	2,917	117,030
Leggett & Platt, Inc.	9,984	116,913
Lennar Corp. Class A	8,221	743,005
†LGI Homes, Inc.	1,623	103,353
†Lovesac Co.	1,377	22,982
†M/I Homes, Inc.	2,270	364,993
Meritage Homes Corp.	5,660	474,591
†Mohawk Industries, Inc.	2,934	355,982
Newell Brands, Inc.	25,447	156,245
†NVR, Inc.	224	1,526,202
PulteGroup, Inc.	11,163	1,531,675
†SharkNinja, Inc.	6,137	934,481
Somnigroup International, Inc.	9,791	767,614
†Sonos, Inc.	2,851	38,574
†Taylor Morrison Home Corp.	8,021	575,427
Toll Brothers, Inc.	7,077	1,165,936
†TopBuild Corp.	2,258	800,529
†Universal Electronics, Inc.	1,276	6,086
Whirlpool Corp.	4,124	162,568
		15,172,547
Household Products–0.71%
†Central Garden & Pet Co.	4,619	180,399
Church & Dwight Co., Inc.	8,917	863,879
Clorox Co.	4,176	398,558
Colgate-Palmolive Co.	18,519	1,697,822
Energizer Holdings, Inc.	5,132	110,030
Kimberly-Clark Corp.	9,668	1,061,256
Procter & Gamble Co.	56,886	8,341,763
Reynolds Consumer Products, Inc.	1,713	45,994
Spectrum Brands Holdings, Inc.	1,520	130,340
WD-40 Co.	702	171,035
		13,001,076
Independent Power and Renewable Electricity Producers–0.19%
AES Corp.	23,697	347,398
Clearway Energy, Inc. Class C	6,859	234,441
†Hallador Energy Co.	3,076	53,492
†Montauk Renewables, Inc.	4,020	6,271
Ormat Technologies, Inc.	5,007	545,262
†Talen Energy Corp.	420	161,389
Vistra Corp.	13,620	2,160,541
		3,508,794
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.18%
3M Co.	10,907	$1,765,952
Honeywell International, Inc.	7,314	1,637,717
		3,403,669
Insurance–2.85%
Aflac, Inc.	16,168	1,895,698
Allstate Corp.	9,725	2,313,967
American Coastal Insurance Corp. Class C	1,612	17,893
American Financial Group, Inc.	6,291	880,363
American International Group, Inc.	20,610	1,536,063
AMERISAFE, Inc.	1,652	55,887
Aon PLC Class A	6,593	2,186,832
†Arch Capital Group Ltd.	14,765	1,433,091
Arthur J Gallagher & Co.	4,569	1,048,905
Assurant, Inc.	3,797	1,019,608
Assured Guaranty Ltd.	3,774	302,524
Axis Capital Holdings Ltd.	6,050	650,012
†Baldwin Insurance Group, Inc.	1,800	47,844
†Brighthouse Financial, Inc.	5,618	355,619
Brown & Brown, Inc.	11,195	718,159
Chubb Ltd.	8,253	2,812,127
Cincinnati Financial Corp.	6,091	1,127,688
CNO Financial Group, Inc.	2,788	142,132
Crawford & Co. Class A	2,669	29,197
Donegal Group, Inc. Class A	1,349	25,442
†eHealth, Inc.	2,423	3,610
Employers Holdings, Inc.	2,331	117,669
Erie Indemnity Co. Class A	918	220,091
Everest Group Ltd.	2,122	758,042
F&G Annuities & Life, Inc.	2,790	74,186
Fidelity National Financial, Inc.	15,187	716,219
First American Financial Corp.	8,033	550,984
†Genworth Financial, Inc. Class A	37,029	350,665
Globe Life, Inc.	6,092	1,088,519
†Goosehead Insurance, Inc. Class A	1,176	57,036
†Greenlight Capital Re Ltd. Class A	4,459	72,147
Hanover Insurance Group, Inc.	3,084	660,346
Hartford Insurance Group, Inc.	16,671	2,209,241
HCI Group, Inc.	1,032	180,858
†Heritage Insurance Holdings, Inc.	3,747	97,722
Horace Mann Educators Corp.	4,184	216,104
LVIP Dimensional U.S. Core Equity 1 Fund-14

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
James River Group Holdings, Inc.	3,086	$13,578
Kemper Corp.	4,168	112,369
†Kestrel Group Ltd.	606	5,454
Kinsale Capital Group, Inc.	1,057	348,609
Loews Corp.	9,224	1,044,249
†Markel Group, Inc.	535	1,044,860
Marsh & McLennan Cos., Inc.	12,402	2,067,041
Mercury General Corp.	5,215	556,023
MetLife, Inc.	26,442	2,237,258
†NI Holdings, Inc.	900	14,139
†Octave Specialty Group, Inc.	3,737	23,319
Old Republic International Corp.	16,981	694,863
†Oscar Health, Inc. Class A	5,374	153,267
†Palomar Holdings, Inc.	897	113,372
Primerica, Inc.	3,336	948,091
Principal Financial Group, Inc.	9,689	1,044,280
Progressive Corp.	12,097	2,642,590
Prudential Financial, Inc.	12,702	1,370,927
Reinsurance Group of America, Inc.	4,249	903,550
RenaissanceRe Holdings Ltd.	3,081	976,369
RLI Corp.	5,031	297,181
Safety Insurance Group, Inc.	1,507	112,814
Selective Insurance Group, Inc.	4,229	410,255
†SiriusPoint Ltd.	11,895	285,480
†Skyward Specialty Insurance Group, Inc.	1,400	81,690
Stewart Information Services Corp.	2,850	188,157
Tiptree, Inc.	2,925	52,416
Travelers Cos., Inc.	14,707	4,855,075
†Trupanion, Inc.	1,512	37,452
United Fire Group, Inc.	2,797	146,675
Universal Insurance Holdings, Inc.	3,262	134,916
Unum Group	9,122	815,507
W.R. Berkley Corp.	14,985	1,056,892
White Mountains Insurance Group Ltd.	247	512,127
Willis Towers Watson PLC	4,120	1,076,844
		52,350,179
Interactive Media & Services–5.43%
Alphabet, Inc. Class A	194,468	69,143,804
†Angi, Inc.	210	1,250
†Bumble, Inc. Class A	8,172	26,150
†Cargurus, Inc.	4,810	163,973
†Cars.com, Inc.	5,183	56,702
†DHI Group, Inc.	5,517	20,468
Match Group, Inc.	9,882	376,010
Meta Platforms, Inc. Class A	51,375	28,939,024
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Pinterest, Inc. Class A	19,829	$417,004
†QuinStreet, Inc.	3,909	57,267
†Reddit, Inc. Class A	540	93,733
Shutterstock, Inc.	1,235	17,228
†Snap, Inc. Class A	32,817	145,708
†TripAdvisor, Inc.	5,765	79,038
†Yelp, Inc.	3,995	97,957
Zedge, Inc. Class B	1,132	3,509
†Ziff Davis, Inc.	2,809	147,107
†ZoomInfo Technologies, Inc.	7,631	22,359
		99,808,291
IT Services–0.84%
Accenture PLC Class A	14,205	1,767,670
†Akamai Technologies, Inc.	7,037	831,844
Amdocs Ltd.	5,634	284,742
†Cloudflare, Inc. Class A	1,236	303,166
Cognizant Technology Solutions Corp. Class A	17,896	693,112
†DigitalOcean Holdings, Inc.	1,591	249,835
†DXC Technology Co.	16,203	143,397
†EPAM Systems, Inc.	1,945	154,336
†Everforth, Inc.	3,270	58,435
†Fastly, Inc. Class A	7,448	136,745
†Gartner, Inc.	2,793	362,029
†Globant SA	1,717	49,690
†GoDaddy, Inc. Class A	3,510	297,929
†Grid Dynamics Holdings, Inc.	2,476	14,064
Hackett Group, Inc.	1,213	13,064
International Business Machines Corp.	21,607	6,076,104
†Kyndryl Holdings, Inc.	13,287	150,276
†MongoDB, Inc.	1,462	491,086
†Okta, Inc.	5,700	777,765
†Snowflake, Inc. Class A	2,238	569,571
†Twilio, Inc. Class A	6,416	1,323,813
†Unisys Corp.	5,740	21,008
VeriSign, Inc.	2,829	711,663
		15,481,344
Leisure Products–0.14%
Acushnet Holdings Corp.	4,494	532,674
†American Outdoor Brands, Inc.	2,016	23,668
Brunswick Corp.	5,493	462,730
†Callaway Golf Co.	12,392	232,846
†Funko, Inc. Class A	2,122	12,477
Hasbro, Inc.	5,291	436,984
Johnson Outdoors, Inc. Class A	842	38,766
†Malibu Boats, Inc. Class A	1,279	35,083
†MasterCraft Boat Holdings, Inc.	814	21,017
†Mattel, Inc.	23,363	324,278
Polaris, Inc.	3,484	238,445
LVIP Dimensional U.S. Core Equity 1 Fund-15

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Smith & Wesson Brands, Inc.	4,862	$73,125
†YETI Holdings, Inc.	3,031	150,216
		2,582,309
Life Sciences Tools & Services–0.82%
†10X Genomics, Inc. Class A	1,701	65,216
Agilent Technologies, Inc.	6,499	863,262
†Avantor, Inc.	27,637	273,606
†Azenta, Inc.	1,860	47,467
†BioLife Solutions, Inc.	2,557	72,210
†Bio-Rad Laboratories, Inc. Class A	1,192	349,983
Bio-Techne Corp.	6,154	434,780
Bruker Corp.	7,953	478,612
†Charles River Laboratories International, Inc.	2,668	605,076
†CryoPort, Inc.	1,498	23,519
†Cytek Biosciences, Inc.	6,300	27,909
Danaher Corp.	10,263	1,954,896
†Fortrea Holdings, Inc.	4,241	73,793
†ICON PLC	2,364	410,651
†Illumina, Inc.	2,544	447,312
†IQVIA Holdings, Inc.	7,712	1,490,113
†Maravai LifeSciences Holdings, Inc. Class A	3,739	23,331
†Medpace Holdings, Inc.	1,275	675,227
Mesa Laboratories, Inc.	369	36,734
†Mettler-Toledo International, Inc.	542	692,410
†OmniAb, Inc.	5,630	13,850
†Pacific Biosciences of California, Inc.	7,862	13,208
†Quanterix Corp.	2,102	9,081
†Repligen Corp.	1,977	269,742
Revvity, Inc.	4,782	532,045
†Seer, Inc.	3,658	6,072
†Sotera Health Co.	13,181	233,963
Thermo Fisher Scientific, Inc.	5,726	2,870,787
†Waters Corp.	3,276	1,228,631
West Pharmaceutical Services, Inc.	2,276	817,084
		15,040,570
Machinery–2.96%
†3D Systems Corp.	12,600	38,052
Aebi Schmidt Holding AG	3,640	45,682
AGCO Corp.	6,409	767,157
Alamo Group, Inc.	962	158,239
Albany International Corp. Class A	1,955	145,647
Allison Transmission Holdings, Inc.	10,027	1,130,444
Astec Industries, Inc.	2,143	131,130
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Atmus Filtration Technologies, Inc.	2,033	$103,663
†Blue Bird Corp.	1,534	121,125
Caterpillar, Inc.	10,705	11,399,754
†CECO Environmental Corp.	4,137	375,351
CNH Industrial NV	64,996	729,905
Columbus McKinnon Corp.	2,439	36,902
†Commercial Vehicle Group, Inc.	1,272	5,877
Crane Co.	4,092	912,802
Cummins, Inc.	3,630	2,588,952
Deere & Co.	5,232	3,318,815
Donaldson Co., Inc.	6,978	626,415
Douglas Dynamics, Inc.	2,749	148,309
Dover Corp.	4,962	1,112,877
†Energy Recovery, Inc.	4,106	37,036
Enerpac Tool Group Corp.	3,639	130,495
Enpro, Inc.	1,515	571,049
Esab Corp.	3,676	362,564
ESCO Technologies, Inc.	1,710	598,568
Federal Signal Corp.	4,388	563,814
Flowserve Corp.	7,811	579,264
Fortive Corp.	13,093	799,851
Franklin Electric Co., Inc.	2,968	318,140
†Gates Industrial Corp. PLC	6,364	178,001
Gorman-Rupp Co.	2,694	247,148
Graco, Inc.	5,884	444,889
Greenbrier Cos., Inc.	3,020	148,010
Helios Technologies, Inc.	1,872	167,076
†Hillman Solutions Corp.	11,424	96,419
Hyster-Yale, Inc.	1,765	61,881
IDEX Corp.	2,515	570,779
Illinois Tool Works, Inc.	8,990	2,431,525
Ingersoll Rand, Inc.	10,766	882,704
ITT, Inc.	5,779	1,142,855
Kadant, Inc.	679	213,362
Kennametal, Inc.	5,855	205,218
†L.B. Foster Co. Class A	1,339	60,483
Lincoln Electric Holdings, Inc.	4,061	1,078,236
Lindsay Corp.	922	114,144
Luxfer Holdings PLC	1,823	32,887
†Manitowoc Co., Inc.	3,536	49,115
†Middleby Corp.	4,387	754,608
Miller Industries, Inc.	382	19,539
Mueller Industries, Inc.	7,627	937,587
Mueller Water Products, Inc. Class A	11,231	290,097
†NN, Inc.	2,981	10,702
Nordson Corp.	1,898	572,608
Omega Flex, Inc.	333	10,453
Oshkosh Corp.	4,650	713,682
Otis Worldwide Corp.	9,905	709,198
PACCAR, Inc.	16,333	1,961,920
Parker-Hannifin Corp.	1,878	1,836,909
LVIP Dimensional U.S. Core Equity 1 Fund-16

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Park-Ohio Holdings Corp.	1,206	$46,371
Pentair PLC	11,042	846,480
†Proto Labs, Inc.	1,861	151,690
†RBC Bearings, Inc.	1,225	788,973
Snap-on, Inc.	2,574	1,035,778
†SPX Technologies, Inc.	3,523	863,734
Standex International Corp.	784	280,413
Stanley Black & Decker, Inc.	6,307	593,615
†Symbotic, Inc.	1,331	59,828
Tennant Co.	1,295	113,364
Terex Corp.	7,988	578,251
Timken Co.	5,668	823,674
†Titan International, Inc.	4,215	32,498
Toro Co.	6,102	594,457
Trinity Industries, Inc.	8,244	285,078
Wabash National Corp.	3,716	50,166
Watts Water Technologies, Inc. Class A	1,865	730,054
Westinghouse Air Brake Technologies Corp.	6,265	1,689,044
Worthington Enterprises, Inc.	2,467	132,626
Xylem, Inc.	7,712	911,635
		54,407,643
Marine Transportation–0.06%
†Costamare Bulkers Holdings Ltd.	2,080	36,525
Costamare, Inc.	10,400	145,808
Genco Shipping & Trading Ltd.	1,685	41,754
†Kirby Corp.	3,654	496,835
Matson, Inc.	2,140	411,372
		1,132,294
Media–0.40%
†Advantage Solutions, Inc.	63	2,724
†AMC Global Media, Inc. Class A	4,165	41,567
†Boston Omaha Corp. Class A	1,169	15,945
†Cable One, Inc.	488	25,918
†Charter Communications, Inc. Class A	6,915	983,382
†DoubleVerify Holdings, Inc.	4,073	44,151
†EW Scripps Co. Class A	6,953	19,260
Fox Corp. Class A	18,089	893,189
Gray Media, Inc.	7,432	29,505
John Wiley & Sons, Inc. Class A	3,746	181,718
†Liberty Broadband Corp. Class A	6,444	214,352
†Magnite, Inc.	6,973	132,348
New York Times Co. Class A	9,224	645,495
News Corp. Class A	27,741	718,451
Nexstar Media Group, Inc.	4,120	735,791
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Omnicom Group, Inc.	21,076	$1,534,965
Paramount Skydance Corp. Class B	12,088	119,188
†PubMatic, Inc. Class A	2,989	39,216
Scholastic Corp.	2,841	130,686
Sinclair, Inc.	2,784	39,672
Sirius XM Holdings, Inc.	7,131	210,650
†Stagwell, Inc.	6,093	45,271
†TechTarget, Inc.	700	2,520
†Trade Desk, Inc. Class A	6,213	112,331
†USA TODAY Co., Inc.	16,421	140,400
Versant Media Group, Inc.	7,650	275,476
		7,334,171
Metals & Mining–0.85%
Alcoa Corp.	15,794	823,499
†Alpha Metallurgical Resources, Inc.	758	125,025
†Century Aluminum Co.	8,410	386,944
†Cleveland-Cliffs, Inc.	34,479	323,758
Coeur Mining, Inc.	23,894	389,950
Commercial Metals Co.	8,749	549,000
†Compass Minerals International, Inc.	3,859	120,131
Ferroglobe PLC	12,975	41,260
Freeport-McMoRan, Inc.	33,000	2,075,370
Hecla Mining Co.	51,220	790,325
Kaiser Aluminum Corp.	1,235	241,603
Materion Corp.	1,329	395,231
†Metallus, Inc.	3,572	66,761
†MP Materials Corp.	4,592	257,198
Newmont Corp.	27,062	2,527,591
†Nexa Resources SA	1,997	24,443
Nucor Corp.	8,354	1,860,853
†Ramaco Resources, Inc. Class A	5,864	71,994
Reliance, Inc.	2,955	1,103,988
Royal Gold, Inc.	4,771	952,339
Ryerson Holding Corp.	3,420	84,166
Southern Copper Corp.	2,326	405,329
Steel Dynamics, Inc.	6,248	1,433,666
SunCoke Energy, Inc.	9,367	75,404
†Tredegar Corp.	3,092	24,612
Warrior Met Coal, Inc.	3,272	265,556
Worthington Steel, Inc.	3,912	131,365
		15,547,361
Multi-Utilities–0.58%
Ameren Corp.	7,367	832,766
Avista Corp.	5,111	209,091
Black Hills Corp.	4,083	303,775
CenterPoint Energy, Inc.	17,613	775,677
CMS Energy Corp.	10,091	771,961
Consolidated Edison, Inc.	9,694	1,072,447
Dominion Energy, Inc.	21,497	1,468,030
LVIP Dimensional U.S. Core Equity 1 Fund-17

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
DTE Energy Co.	5,561	$847,330
NiSource, Inc.	15,584	741,019
Northwestern Energy Group, Inc.	3,593	257,331
Public Service Enterprise Group, Inc.	13,147	1,067,011
Sempra	13,832	1,282,365
Unitil Corp.	1,492	78,613
WEC Energy Group, Inc.	8,511	993,829
		10,701,245
Oil, Gas & Consumable Fuels–3.76%
Antero Midstream Corp.	23,697	539,107
†Antero Resources Corp.	18,631	654,693
APA Corp.	21,968	715,498
Ardmore Shipping Corp.	4,417	61,882
California Resources Corp.	4,352	230,090
†Centrus Energy Corp. Class A	1,440	241,733
Cheniere Energy, Inc.	8,662	2,070,305
Chevron Corp.	41,809	6,930,260
Chord Energy Corp.	1,544	176,479
†Clean Energy Fuels Corp.	17,888	36,670
†CNX Resources Corp.	10,981	372,585
†Comstock Resources, Inc.	15,974	238,332
ConocoPhillips	54,337	5,648,874
Core Natural Resources, Inc.	3,396	271,748
Crescent Energy Co. Class A	6,480	63,634
CVR Energy, Inc.	4,464	122,939
Devon Energy Corp.	61,118	2,525,396
DHT Holdings, Inc.	14,019	231,734
Diamondback Energy, Inc.	10,852	1,907,565
Dorian LPG Ltd.	3,440	119,643
DT Midstream, Inc.	4,017	589,455
EOG Resources, Inc.	23,416	3,037,758
EQT Corp.	22,903	1,217,752
Evolution Petroleum Corp.	4,707	17,322
Excelerate Energy, Inc. Class A	2,242	85,174
Expand Energy Corp.	9,208	839,677
Exxon Mobil Corp.	112,331	15,357,894
FutureFuel Corp.	4,566	20,638
†Green Plains, Inc.	4,898	75,331
†Gulfport Energy Corp.	612	103,856
HF Sinclair Corp.	12,509	871,252
International Seaways, Inc.	3,390	259,640
Kinder Morgan, Inc.	50,335	1,609,210
Kinetik Holdings, Inc.	3,212	155,268
†Kosmos Energy Ltd.	44,165	93,188
Magnolia Oil & Gas Corp. Class A	17,053	436,216
Marathon Petroleum Corp.	11,462	2,930,490
Matador Resources Co.	10,474	521,396
Murphy Oil Corp.	7,850	255,596
NACCO Industries, Inc. Class A	200	10,010
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Nordic American Tankers Ltd.	15,205	$84,236
Northern Oil & Gas, Inc.	1,952	35,429
Occidental Petroleum Corp.	38,426	1,866,351
ONEOK, Inc.	18,963	1,648,643
Ovintiv, Inc.	18,110	953,491
†Par Pacific Holdings, Inc.	5,240	293,859
PBF Energy, Inc. Class A	8,551	389,241
Peabody Energy Corp.	7,583	175,319
Permian Resources Corp. Class A	30,878	568,464
Phillips 66	13,960	2,359,938
Range Resources Corp.	18,226	677,825
†REX American Resources Corp.	3,390	153,058
Riley Exploration Permian, Inc.	744	24,522
Scorpio Tankers, Inc.	3,141	217,546
SFL Corp. Ltd.	9,222	94,064
SM Energy Co.	9,682	252,700
†Talos Energy, Inc.	7,201	92,965
Targa Resources Corp.	8,593	2,304,127
Teekay Corp. Ltd.	9,924	99,240
Teekay Tankers Ltd. Class A	2,096	135,968
Texas Pacific Land Corp.	2,220	971,561
†Uranium Energy Corp.	13,992	149,155
VAALCO Energy, Inc.	3,440	17,475
Valero Energy Corp.	7,882	2,052,788
Viper Energy, Inc. Class A	1,909	80,942
Vitesse Energy, Inc.	1,949	30,736
W&T Offshore, Inc.	14,633	46,094
Williams Cos., Inc.	19,900	1,479,366
World Kinect Corp.	6,135	202,087
		69,103,480
Paper & Forest Products–0.02%
†Clearwater Paper Corp.	1,515	23,755
Louisiana-Pacific Corp.	4,251	334,384
†Mercer International, Inc.	10,372	6,845
Sylvamo Corp.	1,931	72,992
		437,976
Passenger Airlines–0.54%
†Alaska Air Group, Inc.	9,637	503,051
†Allegiant Travel Co.	1,216	143,002
†American Airlines Group, Inc.	26,619	481,005
Copa Holdings SA Class A	3,120	485,378
Delta Air Lines, Inc.	33,362	3,124,685
†Frontier Group Holdings, Inc.	8,372	66,223
†JetBlue Airways Corp.	28,121	161,133
†SkyWest, Inc.	3,653	362,853
LVIP Dimensional U.S. Core Equity 1 Fund-18

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
Southwest Airlines Co.	23,922	$1,230,069
†United Airlines Holdings, Inc.	25,205	3,427,628
		9,985,027
Personal Care Products–0.15%
†BellRing Brands, Inc.	8,754	113,277
†Coty, Inc. Class A	39,789	85,944
Edgewell Personal Care Co.	3,605	96,830
†elf Beauty, Inc.	2,915	215,710
Estee Lauder Cos., Inc. Class A	7,490	591,335
†Herbalife Ltd.	4,757	62,554
†Honest Co., Inc.	9,457	34,613
Interparfums, Inc.	1,986	222,154
Kenvue, Inc.	62,679	1,197,796
†Medifast, Inc.	806	8,552
Natural Health Trends Corp.	1,722	3,048
Nu Skin Enterprises, Inc. Class A	4,913	25,941
†USANA Health Sciences, Inc.	1,749	37,341
		2,695,095
Pharmaceuticals–2.84%
†Amneal Pharmaceuticals, Inc.	12,683	219,543
†Amphastar Pharmaceuticals, Inc.	695	14,025
†ANI Pharmaceuticals, Inc.	738	61,092
†Arvinas, Inc.	1,633	13,570
Bristol-Myers Squibb Co.	69,858	4,025,218
†Collegium Pharmaceutical, Inc.	361	13,068
†Corcept Therapeutics, Inc.	3,480	302,586
†Elanco Animal Health, Inc.	22,076	543,290
Eli Lilly & Co.	17,891	21,459,002
†Fulcrum Therapeutics, Inc.	6,899	25,250
†Harmony Biosciences Holdings, Inc.	1,454	52,940
†Innoviva, Inc.	5,919	134,421
†Jazz Pharmaceuticals PLC	4,147	999,303
Johnson & Johnson	37,060	9,412,128
†Ligand Pharmaceuticals, Inc.	1,149	363,187
Merck & Co., Inc.	64,485	8,286,323
Organon & Co.	9,303	125,963
†Pacira BioSciences, Inc.	3,506	88,947
Perrigo Co. PLC	8,951	93,001
Pfizer, Inc.	135,639	3,266,187
Phibro Animal Health Corp. Class A	1,442	45,279
†Pliant Therapeutics, Inc.	1,349	1,538
†Prestige Consumer Healthcare, Inc.	3,501	165,492
†Rafael Holdings, Inc. Class B	1,698	5,570
Royalty Pharma PLC Class A	9,731	545,617
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
SIGA Technologies, Inc.	5,213	$18,975
†Supernus Pharmaceuticals, Inc.	3,800	176,738
Viatris, Inc.	55,995	889,201
Zoetis, Inc.	11,313	812,952
		52,160,406
Professional Services–0.74%
Alight, Inc. Class A	12,149	6,803
†Amentum Holdings, Inc.	5,599	115,731
Automatic Data Processing, Inc.	9,151	2,049,367
Barrett Business Services, Inc.	1,200	42,624
Booz Allen Hamilton Holding Corp.	5,804	352,129
Broadridge Financial Solutions, Inc.	4,493	615,316
†CACI International, Inc. Class A	1,471	681,456
†CBIZ, Inc.	2,008	64,417
†Clarivate PLC	13,346	28,827
†Conduent, Inc.	18,114	26,446
CRA International, Inc.	434	61,758
Equifax, Inc.	4,493	713,129
†ExlService Holdings, Inc.	10,341	267,418
Exponent, Inc.	2,527	148,487
†First Advantage Corp.	5,465	98,643
†Forrester Research, Inc.	2,034	17,106
†Franklin Covey Co.	993	24,358
†FTI Consulting, Inc.	2,009	299,361
Genpact Ltd.	13,264	364,760
†Huron Consulting Group, Inc.	1,426	128,568
†IBEX Holdings Ltd.	1,265	38,418
ICF International, Inc.	1,178	85,829
Insperity, Inc.	1,814	74,936
Jacobs Solutions, Inc.	5,278	665,028
KBR, Inc.	11,823	408,248
Kelly Services, Inc. Class A	2,965	36,410
Kforce, Inc.	1,102	51,706
Korn Ferry	4,856	323,313
†Legalzoom.com, Inc.	5,142	31,521
Leidos Holdings, Inc.	6,591	678,675
ManpowerGroup, Inc.	3,303	111,542
Maximus, Inc.	3,536	190,095
†Mistras Group, Inc.	3,448	60,237
†Parsons Corp.	4,776	250,215
Paychex, Inc.	9,227	907,291
Paycom Software, Inc.	1,845	231,880
†Paylocity Holding Corp.	1,918	200,489
†Planet Labs PBC	4,023	133,282
Resources Connection, Inc.	4,071	17,302
Robert Half, Inc.	6,076	186,533
Science Applications International Corp.	3,930	433,911
LVIP Dimensional U.S. Core Equity 1 Fund-19

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
SS&C Technologies Holdings, Inc.	10,494	$651,153
TaskUS, Inc. Class A	1,624	7,600
†TIC Solutions, Inc.	6,452	52,197
TransUnion	5,972	430,820
TriNet Group, Inc.	1,661	82,203
†TrueBlue, Inc.	5,561	38,760
†TTEC Holdings, Inc.	4,912	9,529
UL Solutions, Inc. Class A	1,251	127,427
†Upwork, Inc.	3,979	33,265
Verisk Analytics, Inc.	4,363	783,289
†Verra Mobility Corp.	6,816	28,968
†Willdan Group, Inc.	1,232	97,451
		13,566,227
Real Estate Management & Development–0.23%
AGNT, Inc.	2,976	16,100
†CBRE Group, Inc. Class A	10,690	1,439,836
†Compass, Inc. Class A	3,711	45,757
†CoStar Group, Inc.	9,888	280,028
†Cushman & Wakefield Ltd.	4,785	64,071
†Douglas Elliman, Inc.	7,459	13,203
†Forestar Group, Inc.	476	15,065
†FRP Holdings, Inc.	1,262	31,537
†Howard Hughes Holdings, Inc.	4,225	302,045
†Jones Lang LaSalle, Inc.	3,092	958,365
Marcus & Millichap, Inc.	3,606	112,399
Newmark Group, Inc. Class A	10,998	166,180
†Opendoor Technologies, Inc.	22,523	104,056
†RE/MAX Holdings, Inc. Class A	3,816	37,626
RMR Group, Inc. Class A	862	17,697
†Seaport Entertainment Group, Inc.	1,063	28,276
St. Joe Co.	3,427	214,633
†Stratus Properties, Inc.	836	24,035
†Tejon Ranch Co.	2,365	44,226
†Zillow Group, Inc. Class A	9,396	295,827
		4,210,962
Semiconductors & Semiconductor Equipment–14.06%
†Advanced Micro Devices, Inc.	16,273	9,453,148
†Allegro MicroSystems, Inc.	1,702	118,493
†Alpha & Omega Semiconductor Ltd.	1,200	56,796
†Ambarella, Inc.	790	67,782
Amkor Technology, Inc.	15,979	1,377,869
Analog Devices, Inc.	7,920	3,145,586
Applied Materials, Inc.	15,186	10,979,478
†Astera Labs, Inc.	588	284,016
†Axcelis Technologies, Inc.	2,339	443,124
Broadcom, Inc.	80,611	30,450,805
†CEVA, Inc.	1,850	87,246
†Cirrus Logic, Inc.	3,022	448,858
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Cohu, Inc.	3,425	$253,142
†Credo Technology Group Holding Ltd.	4,018	1,092,695
†Diodes, Inc.	3,427	375,051
†Enphase Energy, Inc.	3,297	162,344
Entegris, Inc.	5,347	961,711
†First Solar, Inc.	4,356	1,027,842
†FormFactor, Inc.	4,668	746,553
GLOBALFOUNDRIES, Inc.	2,254	185,752
†Ichor Holdings Ltd.	2,461	276,321
†Intel Corp.	79,462	11,095,279
KLA Corp.	34,900	10,529,679
Kulicke & Soffa Industries, Inc.	3,563	476,587
Lam Research Corp.	24,922	10,799,450
†Lattice Semiconductor Corp.	4,498	688,014
†MACOM Technology Solutions Holdings, Inc.	2,018	767,587
†Magnachip Semiconductor Corp.	2,552	12,071
Marvell Technology, Inc.	10,518	3,133,207
Microchip Technology, Inc.	12,793	1,166,722
Micron Technology, Inc.	24,864	28,700,267
MKS, Inc.	2,068	919,846
Monolithic Power Systems, Inc.	842	1,163,947
†Navitas Semiconductor Corp.	22	394
NVE Corp.	50	5,228
NVIDIA Corp.	521,117	104,270,301
NXP Semiconductors NV	6,081	1,708,943
†ON Semiconductor Corp.	17,748	1,677,896
†Onto Innovation, Inc.	2,389	904,117
†PDF Solutions, Inc.	3,040	215,202
†Penguin Solutions, Inc.	4,444	337,788
†Photronics, Inc.	4,645	151,102
Power Integrations, Inc.	3,262	273,225
Qnity Electronics, Inc. Class W/I	6,833	1,115,897
†Qorvo, Inc.	5,681	529,867
QUALCOMM, Inc.	27,088	5,005,592
†Rambus, Inc.	5,881	780,644
†Silicon Laboratories, Inc.	2,034	444,551
†SiTime Corp.	484	360,851
Skyworks Solutions, Inc.	7,807	529,315
†SolarEdge Technologies, Inc.	1,092	63,816
†Synaptics, Inc.	2,945	365,857
Teradyne, Inc.	3,246	1,570,545
Texas Instruments, Inc.	19,154	5,709,233
†Ultra Clean Holdings, Inc.	2,793	398,254
Universal Display Corp.	1,770	153,264
†Veeco Instruments, Inc.	4,295	325,561
		258,344,711
Software–5.37%
†8x8, Inc.	11,274	19,279
LVIP Dimensional U.S. Core Equity 1 Fund-20

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
A10 Networks, Inc.	4,393	$164,123
†ACI Worldwide, Inc.	6,289	316,274
Adeia, Inc.	10,595	348,893
†Adobe, Inc.	8,208	1,682,804
†Alarm.com Holdings, Inc.	2,786	130,162
†Appfolio, Inc. Class A	491	78,732
†AppLovin Corp. Class A	5,808	2,992,456
†Atlassian Corp. Class A	1,294	100,660
†Autodesk, Inc.	5,266	1,023,816
†AvePoint, Inc.	4,624	51,835
Bentley Systems, Inc. Class B	8,771	262,165
†Bill Holdings, Inc.	2,416	87,363
†Blackbaud, Inc.	1,415	41,912
†BlackLine, Inc.	1,931	54,203
†Box, Inc. Class A	8,637	229,226
†C3.ai, Inc. Class A	2,009	18,262
†Cadence Design Systems, Inc.	3,640	1,366,165
†CCC Intelligent Solutions Holdings, Inc.	7,680	39,629
†Cerence, Inc.	2,733	30,938
Clear Secure, Inc. Class A	5,058	281,882
†Commvault Systems, Inc.	737	104,455
†Consensus Cloud Solutions, Inc.	1,735	66,190
†Crowdstrike Holdings, Inc. Class A	1,645	1,255,365
†CS Disco, Inc.	7,032	26,581
†Datadog, Inc. Class A	2,779	723,540
†Digital Turbine, Inc.	11,311	145,912
†Docusign, Inc.	5,265	233,871
Dolby Laboratories, Inc. Class A	3,278	172,357
†Dropbox, Inc. Class A	7,150	196,411
†Dynatrace, Inc.	8,217	360,809
†Fair Isaac Corp.	583	696,557
†Five9, Inc.	707	15,073
†Fortinet, Inc.	15,997	2,457,459
†Freshworks, Inc. Class A	3,698	37,424
Gen Digital, Inc.	33,687	838,469
†Guidewire Software, Inc.	3,169	389,946
†HubSpot, Inc.	744	135,787
†I3 Verticals, Inc. Class A	2,397	51,200
†Intapp, Inc.	1,402	35,344
InterDigital, Inc.	2,231	631,663
Intuit, Inc.	4,006	1,045,566
†LiveRamp Holdings, Inc.	4,728	177,962
†Manhattan Associates, Inc.	1,998	278,222
Microsoft Corp.	159,231	59,396,348
†Mitek Systems, Inc.	4,189	84,325
†N-able, Inc.	12,483	45,813
†nCino, Inc.	2,494	40,777
†NCR Voyix Corp.	13,077	106,839
†Nutanix, Inc. Class A	4,542	231,460
OneSpan, Inc.	3,332	47,814
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle Corp.	34,684	$5,082,940
†Palantir Technologies, Inc. Class A	14,120	1,647,380
†Palo Alto Networks, Inc.	7,682	2,619,716
†PAR Technology Corp.	1,800	31,356
Pegasystems, Inc.	4,596	137,742
†Procore Technologies, Inc.	498	20,229
†Progress Software Corp.	3,147	105,676
†PTC, Inc.	4,212	478,525
†Q2 Holdings, Inc.	2,074	99,759
†Qualys, Inc.	1,453	199,773
RingCentral, Inc. Class A	2,899	113,003
†Riot Platforms, Inc.	17,870	489,281
Roper Technologies, Inc.	1,819	615,531
Salesforce, Inc.	13,970	2,188,540
†Samsara, Inc. Class A	2,905	94,209
†SentinelOne, Inc. Class A	1,963	33,312
†ServiceNow, Inc.	9,335	926,779
†Sprinklr, Inc. Class A	4,205	21,698
†SPS Commerce, Inc.	602	34,416
†Synopsys, Inc.	2,910	1,298,064
†Telos Corp.	5,330	24,518
†Teradata Corp.	3,391	117,498
†Thryv Holdings, Inc.	3,667	14,448
†Trimble, Inc.	9,996	511,595
†Tyler Technologies, Inc.	1,370	400,670
†UiPath, Inc. Class A	13,593	147,756
†Unity Software, Inc.	17,264	493,405
†Vertex, Inc. Class A	3,200	36,736
†Workday, Inc. Class A	2,420	296,256
†Xperi, Inc.	3,996	32,887
†Yext, Inc.	8,400	39,228
†Zoom Communications, Inc. Class A	8,690	750,034
†Zscaler, Inc.	1,623	229,087
		98,682,365
Specialty Retail–2.02%
†Abercrombie & Fitch Co. Class A	5,623	506,126
Academy Sports & Outdoors, Inc.	5,061	238,525
Advance Auto Parts, Inc.	4,345	270,346
American Eagle Outfitters, Inc.	10,877	187,084
Arhaus, Inc.	6,124	51,564
Arko Corp.	5,331	42,808
†Asbury Automotive Group, Inc.	1,870	376,020
†AutoNation, Inc.	3,833	712,133
†AutoZone, Inc.	412	1,316,727
Bath & Body Works, Inc.	7,666	177,315
†Bed Bath & Beyond, Inc.	1,966	11,383
Best Buy Co., Inc.	17,025	1,291,857
†Boot Barn Holdings, Inc.	2,196	360,737
LVIP Dimensional U.S. Core Equity 1 Fund-21

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Buckle, Inc.	4,520	$190,744
Build-A-Bear Workshop, Inc.	1,890	57,853
†Burlington Stores, Inc.	2,599	823,363
Caleres, Inc.	3,203	39,621
Camping World Holdings, Inc. Class A	2,739	20,899
†CarMax, Inc.	7,234	382,606
†Carvana Co.	14,300	941,226
†Cato Corp. Class A	4,303	13,942
†Chewy, Inc. Class A	4,020	78,993
†Citi Trends, Inc.	2,149	124,298
Designer Brands, Inc. Class A	7,264	42,349
†Destination XL Group, Inc.	6,867	4,601
Dick's Sporting Goods, Inc.	6,033	1,368,345
†Duluth Holdings, Inc. Class B	3,677	16,473
†Five Below, Inc.	3,322	597,262
†Floor & Decor Holdings, Inc. Class A	4,802	285,047
†GameStop Corp. Class A	16,788	370,679
Gap, Inc.	29,199	545,437
†Genesco, Inc.	1,032	34,851
Group 1 Automotive, Inc.	1,127	328,149
†GrowGeneration Corp.	4,826	7,143
Haverty Furniture Cos., Inc.	1,642	41,920
Home Depot, Inc.	22,798	8,040,399
†Lands' End, Inc.	2,704	28,338
Lithia Motors, Inc.	1,915	556,288
Lowe's Cos., Inc.	10,996	2,424,508
†MarineMax, Inc.	2,439	89,316
Monro, Inc.	2,231	38,172
Murphy USA, Inc.	1,124	605,690
†National Vision Holdings, Inc.	4,591	87,275
†O'Reilly Automotive, Inc.	16,773	1,544,626
Penske Automotive Group, Inc.	4,089	731,727
†PetMed Express, Inc.	1,000	1,920
†Revolve Group, Inc.	600	13,734
†RH	778	128,160
Ross Stores, Inc.	10,671	2,271,322
†Sally Beauty Holdings, Inc.	5,960	84,274
Shoe Station Group, Inc.	3,150	46,715
Signet Jewelers Ltd.	2,898	249,808
Sonic Automotive, Inc. Class A	2,374	201,292
†Sportsman's Warehouse Holdings, Inc.	165	219
†Tilly's, Inc. Class A	4,502	18,908
TJX Cos., Inc.	25,716	3,895,974
Tractor Supply Co.	17,863	564,649
†Ulta Beauty, Inc.	1,538	693,607
Upbound Group, Inc.	4,964	105,336
†Urban Outfitters, Inc.	7,875	558,023
†Valvoline, Inc.	6,978	275,910
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Victoria's Secret & Co.	4,609	$384,759
†Warby Parker, Inc. Class A	4,946	150,062
†Wayfair, Inc. Class A	2,229	206,004
Williams-Sonoma, Inc.	5,064	1,180,418
Winmark Corp.	151	63,885
†Zumiez, Inc.	1,615	28,747
		37,128,491
Technology Hardware, Storage & Peripherals–7.10%
Apple, Inc.	329,651	95,387,813
†Corsair Gaming, Inc.	3,545	34,280
Dell Technologies, Inc. Class C	6,071	2,619,394
†Diebold Nixdorf, Inc.	1,788	152,016
†Everpure, Inc. Class A	6,893	543,099
Hewlett Packard Enterprise Co.	49,103	2,215,036
HP, Inc.	25,135	551,462
†IonQ, Inc.	8,259	439,874
NetApp, Inc.	8,106	1,254,485
†Sandisk Corp.	4,845	11,016,222
Seagate Technology Holdings PLC	6,481	6,254,165
†Super Micro Computer, Inc.	16,533	484,913
Western Digital Corp.	14,883	9,506,070
Xerox Holdings Corp.	14,324	44,834
		130,503,663
Textiles, Apparel & Luxury Goods–0.36%
†Birkenstock Holding PLC	4,507	193,936
†Capri Holdings Ltd.	10,329	191,810
Carter's, Inc.	2,063	84,913
Columbia Sportswear Co.	3,371	208,395
†Crocs, Inc.	3,739	451,073
†Culp, Inc.	695	2,155
†Deckers Outdoor Corp.	6,068	602,492
†Figs, Inc. Class A	6,522	66,720
†Fossil Group, Inc.	617	2,554
G-III Apparel Group Ltd.	4,144	139,694
Kontoor Brands, Inc.	4,497	374,780
Levi Strauss & Co. Class A	6,870	170,582
†Lululemon Athletica, Inc.	3,152	359,895
Movado Group, Inc.	2,255	88,644
NIKE, Inc. Class B	16,348	671,085
Oxford Industries, Inc.	949	33,092
PVH Corp.	3,380	250,999
Ralph Lauren Corp.	2,742	1,100,666
Steven Madden Ltd.	4,766	200,649
Tapestry, Inc.	6,916	1,012,364
†Under Armour, Inc. Class A	23,812	149,509
†Unifi, Inc.	3,174	15,077
†Vera Bradley, Inc.	810	3,151
VF Corp.	13,941	232,536
Wolverine World Wide, Inc.	2,098	34,680
		6,641,451
LVIP Dimensional U.S. Core Equity 1 Fund-22

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.44%
Altria Group, Inc.	32,939	$2,369,961
Philip Morris International, Inc.	29,813	5,393,470
Turning Point Brands, Inc.	2,141	181,578
Universal Corp.	2,261	117,956
		8,062,965
Trading Companies & Distributors–0.91%
†Alta Equipment Group, Inc.	1,440	9,317
Applied Industrial Technologies, Inc.	2,743	927,545
†BlueLinx Holdings, Inc.	972	60,147
Boise Cascade Co.	1,957	151,922
†Core & Main, Inc. Class A	7,605	366,941
†Custom Truck One Source, Inc.	7,992	94,386
†Distribution Solutions Group, Inc.	1,498	40,970
†DNOW, Inc.	20,390	264,458
†DXP Enterprises, Inc.	1,281	216,156
Fastenal Co.	32,079	1,540,754
Ferguson Enterprises, Inc.	9,269	2,199,812
GATX Corp.	3,305	585,613
Global Industrial Co.	3,176	106,269
Herc Holdings, Inc.	4,235	607,045
†Hudson Technologies, Inc.	4,947	28,396
McGrath RentCorp	2,004	242,544
MSC Industrial Direct Co., Inc. Class A	3,948	469,615
†NPK International, Inc.	9,673	153,897
Rush Enterprises, Inc. Class A	5,920	435,154
†SiteOne Landscape Supply, Inc.	1,610	184,200
†Transcat, Inc.	373	34,603
United Rentals, Inc.	3,585	4,061,411
Watsco, Inc.	1,212	505,077
WESCO International, Inc.	3,692	1,275,328
Willis Lease Finance Corp.	304	69,555
WW Grainger, Inc.	1,551	2,109,980
		16,741,095
Water Utilities–0.09%
American States Water Co.	2,081	171,953
American Water Works Co., Inc.	5,282	695,006
Artesian Resources Corp. Class A	766	26,036
California Water Service Group	3,488	169,691
Essential Utilities, Inc.	9,219	353,180
H2O America	1,775	107,867
Middlesex Water Co.	1,357	76,209
York Water Co.	591	18,114
		1,618,056
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.18%
Array Digital Infrastructure, Inc.	3,838	$139,166
†Gogo, Inc.	3,721	11,535
Spok Holdings, Inc.	1,858	19,026
Telephone & Data Systems, Inc.	9,452	349,819
T-Mobile U.S., Inc.	16,996	2,850,739
		3,370,285
Total Common Stock (Cost $557,348,263)		1,832,764,147
PREFERRED STOCK–0.00%
†Liberty Latin America Ltd. 9.00%	1,107	24,011
Total Preferred Stock (Cost $49,655)		24,011
RIGHTS–0.00%
=†ABIOMED, Inc.	1,351	1,378
=†Adverum Biotechnologies, Inc.	1,077	862
=†Chinook Therapeutics, Inc.	5,559	0
=†HilleVax, Inc.	2,430	272
=†Mirati Therapeutics, Inc.	1,683	5,015
=†Resolute Forest Products, Inc.	7,351	1,955
=†Sage Therapeutics, Inc.	1,625	818
=†Spectrum Pharmaceuticals, Inc.	5,200	0
=†TreeHouse Foods, Inc.	3,727	7,193
Total Rights (Cost $21,805)		17,493
WARRANTS–0.00%
†Opendoor Technologies, Inc. exp 11/20/26 exercise price USD 13.00	750	212
†Xerox Holdings Corp. exp 2/14/28 exercise price USD 8.00	7,162	1,972
Total Warrants (Cost $0)		2,184

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	4,084,139	4,084,139
Total Money Market Fund (Cost $4,084,139)		4,084,139

LVIP Dimensional U.S. Core Equity 1 Fund-23

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.99% (Cost $561,503,862)	$1,836,891,974
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	230,425
NET ASSETS APPLICABLE TO 31,610,176 SHARES OUTSTANDING–100.00%	$1,837,122,399
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,405,688,059 / 24,112,937 Shares)	$58.296
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($431,434,340 / 7,497,239 Shares)	$57.546
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$390,597,197
Distributable earnings/(accumulated loss)	1,446,525,202
TOTAL NET ASSETS	$1,837,122,399

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,345,811 payable for fund shares redeemed, $22,252 other accrued expenses payable, $650,220 due to manager and affiliates,
$14,229 payable for audit fee and $28,971 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-24

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $4,905)	$11,497,280
EXPENSES:
Management fees	2,903,501
Distribution fees-Service Class	716,795
Shareholder servicing fees	253,828
Accounting and administration expenses	142,828
Professional fees	38,282
Trustees’ fees and expenses	24,826
Reports and statements to shareholders	18,209
Pricing fees	10,002
Consulting fees	7,953
Custodian fees	7,268
Other	29,362
4,152,854
Less:
Management fees waived	(87,527)
Total operating expenses	4,065,327
NET INVESTMENT INCOME	7,431,953
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	72,365,237
Net change in unrealized appreciation (depreciation) of investments	128,373,469
NET REALIZED AND UNREALIZED GAIN	200,738,706
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$208,170,659
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,431,953	$15,136,647
Net realized gain	72,365,237	98,238,386
Net change in unrealized appreciation (depreciation)	128,373,469	130,941,446
Net increase in net assets resulting from operations	208,170,659	244,316,479
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(102,796,719)
Service Class	—	(29,798,672)
	—	(132,595,391)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,591,603	29,614,922
Service Class	33,937,809	57,187,161
Reinvestment of dividends and distributions:
Standard Class	—	102,796,719
Service Class	—	29,798,672
	49,529,412	219,397,474
Cost of shares redeemed:
Standard Class	(97,205,191)	(188,958,139)
Service Class	(53,612,545)	(76,280,640)
	(150,817,736)	(265,238,779)
Decrease in net assets derived from capital share transactions	(101,288,324)	(45,841,305)
NET INCREASE IN NET ASSETS	106,882,335	65,879,783
NET ASSETS:
Beginning of period	1,730,240,064	1,664,360,281
End of period	$1,837,122,399	$1,730,240,064
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-25

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$51.821	$48.489	$42.351	$36.647	$46.337	$38.201
Income (loss) from investment operations:
Net investment income[2]	0.251	0.494	0.497	0.527	0.518	0.447
Net realized and unrealized gain (loss)	6.224	6.992	8.222	7.651	(7.682)	9.971
Total from investment operations	6.475	7.486	8.719	8.178	(7.164)	10.418
Less dividends and distributions from:
Net investment income	—	(0.505)	(0.519)	(0.544)	(0.539)	(0.512)
Net realized gain	—	(3.649)	(2.062)	(1.930)	(1.987)	(1.770)
Total dividends and distributions	—	(4.154)	(2.581)	(2.474)	(2.526)	(2.282)
Net asset value, end of period	$58.296	$51.821	$48.489	$42.351	$36.647	$46.337
Total return[3]	12.49%	15.66%	20.77%	22.78%	(15.25% )	27.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,405,688	$1,327,398	$1,298,112	$1,207,572	$1,087,032	$1,409,944
Ratio of expenses to average net assets	0.38%	0.39%	0.39%	0.40%	0.39%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.40%	0.40%	0.41%	0.40%	0.39%
Ratio of net investment income to average net assets	0.93%	0.98%	1.05%	1.33%	1.29%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.92%	0.97%	1.04%	1.32%	1.28%	1.02%
Portfolio turnover	1%	2%	4%	5%	4%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-26

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$51.243	$48.008	$41.962	$36.346	$45.979	$37.935
Income (loss) from investment operations:
Net investment income[2]	0.155	0.315	0.329	0.384	0.373	0.292
Net realized and unrealized gain (loss)	6.148	6.904	8.134	7.571	(7.615)	9.885
Total from investment operations	6.303	7.219	8.463	7.955	(7.242)	10.177
Less dividends and distributions from:
Net investment income	—	(0.335)	(0.355)	(0.409)	(0.404)	(0.363)
Net realized gain	—	(3.649)	(2.062)	(1.930)	(1.987)	(1.770)
Total dividends and distributions	—	(3.984)	(2.417)	(2.339)	(2.391)	(2.133)
Net asset value, end of period	$57.546	$51.243	$48.008	$41.962	$36.346	$45.979
Total return[3]	12.30%	15.26%	20.35%	22.36%	(15.54% )	27.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$431,434	$402,842	$366,248	$330,769	$273,580	$328,843
Ratio of expenses to average net assets	0.73%	0.74%	0.74%	0.75%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.75%	0.75%	0.76%	0.75%	0.74%
Ratio of net investment income to average net assets	0.58%	0.63%	0.70%	0.98%	0.94%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.57%	0.62%	0.69%	0.97%	0.93%	0.67%
Portfolio turnover	1%	2%	4%	5%	4%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-27

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Dimensional U.S. Core Equity 1 Fund-28

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$68,919
Legal	11,466
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Dimensional U.S. Core Equity 1 Fund-29

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,669 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$481,811
Distribution fees payable to LFD	123,793
Printing and mailing fees payable to Lincoln Life	1,038
Shareholder servicing fees payable to Lincoln Life	43,578
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$16,916,953
Sales	111,695,918
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$561,503,862
Aggregate unrealized appreciation of investments	$1,329,889,118
Aggregate unrealized depreciation of investments	(54,501,006)
Net unrealized appreciation of investments	$1,275,388,112
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP Dimensional U.S. Core Equity 1 Fund-30

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$40,888,983	$—	$—	$40,888,983
Air Freight & Logistics	8,208,427	—	—	8,208,427
Automobile Components	6,385,388	—	—	6,385,388
Automobiles	19,971,844	—	—	19,971,844
Banks	98,324,117	—	— *	98,324,117
Beverages	15,746,015	—	—	15,746,015
Biotechnology	33,637,024	—	6,557	33,643,581
Broadline Retail	55,277,765	—	—	55,277,765
Building Products	17,558,879	—	—	17,558,879
Capital Markets	55,835,045	—	—	55,835,045
Chemicals	26,512,200	—	—	26,512,200
Commercial Services & Supplies	12,965,236	—	—	12,965,236
Communications Equipment	21,355,502	—	—	21,355,502
Construction & Engineering	17,536,258	—	—	17,536,258
Construction Materials	5,273,568	—	—	5,273,568
Consumer Finance	15,217,578	—	—	15,217,578
Consumer Staples Distribution & Retail	33,368,267	—	—	33,368,267
Containers & Packaging	9,173,214	—	—	9,173,214
Distributors	1,793,190	—	—	1,793,190
Diversified Consumer Services	4,877,027	—	—	4,877,027
Diversified Telecommunication Services	18,118,606	—	—	18,118,606
Electric Utilities	22,797,560	—	—	22,797,560
Electrical Equipment	23,195,167	—	—	23,195,167
Electronic Equipment, Instruments & Components	35,178,204	—	—	35,178,204
Energy Equipment & Services	11,162,228	—	—	11,162,228
Entertainment	17,744,743	—	—	17,744,743
Financial Services	55,285,372	—	—	55,285,372
Food Products	11,664,365	—	—	11,664,365
Gas Utilities	3,429,249	—	—	3,429,249
Ground Transportation	20,343,153	—	—	20,343,153
Health Care Equipment & Supplies	22,798,882	—	— *	22,798,882
Health Care Providers & Services	34,547,619	—	—	34,547,619
Health Care Technology	917,431	—	—	917,431
Hotels, Restaurants & Leisure	32,945,736	—	—	32,945,736
Household Durables	15,172,547	—	—	15,172,547
Household Products	13,001,076	—	—	13,001,076
Independent Power and Renewable Electricity Producers	3,508,794	—	—	3,508,794
Industrial Conglomerates	3,403,669	—	—	3,403,669
Insurance	52,350,179	—	—	52,350,179
Interactive Media & Services	99,808,291	—	—	99,808,291
IT Services	15,481,344	—	—	15,481,344
Leisure Products	2,582,309	—	—	2,582,309
Life Sciences Tools & Services	15,040,570	—	—	15,040,570
Machinery	54,407,643	—	—	54,407,643
Marine Transportation	1,132,294	—	—	1,132,294
Media	7,334,171	—	—	7,334,171
LVIP Dimensional U.S. Core Equity 1 Fund-31

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Metals & Mining	$15,547,361	$—	$—	$15,547,361
Multi-Utilities	10,701,245	—	—	10,701,245
Oil, Gas & Consumable Fuels	69,103,480	—	—	69,103,480
Paper & Forest Products	437,976	—	—	437,976
Passenger Airlines	9,985,027	—	—	9,985,027
Personal Care Products	2,695,095	—	—	2,695,095
Pharmaceuticals	52,160,406	—	—	52,160,406
Professional Services	13,566,227	—	—	13,566,227
Real Estate Management & Development	4,210,962	—	—	4,210,962
Semiconductors & Semiconductor Equipment	258,344,711	—	—	258,344,711
Software	98,682,365	—	—	98,682,365
Specialty Retail	37,128,491	—	—	37,128,491
Technology Hardware, Storage & Peripherals	130,503,663	—	—	130,503,663
Textiles, Apparel & Luxury Goods	6,641,451	—	—	6,641,451
Tobacco	8,062,965	—	—	8,062,965
Trading Companies & Distributors	16,741,095	—	—	16,741,095
Water Utilities	1,618,056	—	—	1,618,056
Wireless Telecommunication Services	3,370,285	—	—	3,370,285
Preferred Stock	24,011	—	—	24,011
Rights	—	—	17,493	17,493
Warrants	2,184	—	—	2,184
Money Market Fund	4,084,139	—	—	4,084,139
Total Investments	$1,836,867,924	$—	$24,050	$1,836,891,974

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	289,871	607,320
Service Class	631,139	1,170,795
Shares reinvested:
Standard Class	—	2,014,360
Service Class	—	592,278
	921,010	4,384,753
Shares redeemed:
Standard Class	(1,791,976)	(3,778,002)
Service Class	(995,314)	(1,530,520)
	(2,787,290)	(5,308,522)
Net decrease	(1,866,280)	(923,769)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
LVIP Dimensional U.S. Core Equity 1 Fund-32

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-33

LVIP Dimensional U.S. Core Equity 2 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.83%
Aerospace & Defense–2.09%
†AAR Corp.	1,723	$246,268
†AerSale Corp.	2,639	16,678
†Astronics Corp.	2,662	208,598
†ATI, Inc.	2,970	585,387
†Axon Enterprise, Inc.	562	315,063
†Boeing Co.	935	202,399
BWX Technologies, Inc.	2,288	445,359
†Byrna Technologies, Inc.	1,046	7,019
Cadre Holdings, Inc.	1,313	37,434
Carpenter Technology Corp.	1,046	645,215
†CPI Aerostructures, Inc.	2,723	14,132
Curtiss-Wright Corp.	512	387,973
†Ducommun, Inc.	950	175,949
FTAI Aviation Ltd.	253	68,444
General Dynamics Corp.	2,221	786,767
General Electric Co.	8,561	3,199,503
HEICO Corp.	1,694	506,285
Hexcel Corp.	2,288	228,937
†Honeywell Aerospace, Inc.	2,938	649,533
Howmet Aerospace, Inc.	2,324	624,831
Huntington Ingalls Industries, Inc.	1,605	449,223
†Innovative Solutions & Support, Inc.	1,699	30,582
†Kratos Defense & Security Solutions, Inc.	7,221	360,039
L3Harris Technologies, Inc.	3,242	942,093
Leonardo DRS, Inc.	4,225	180,281
†Loar Holdings, Inc.	1,071	86,333
Lockheed Martin Corp.	2,921	1,488,133
†Mercury Systems, Inc.	2,460	300,932
Moog, Inc. Class A	1,456	617,111
National Presto Industries, Inc.	415	51,871
Northrop Grumman Corp.	1,689	860,225
Park Aerospace Corp.	1,422	54,264
†Rocket Lab Corp.	476	48,385
RTX Corp.	12,744	2,417,919
†SIFCO Industries, Inc.	619	14,485
†StandardAero, Inc.	2,073	62,003
Textron, Inc.	6,314	579,183
TransDigm Group, Inc.	270	359,651
†V2X, Inc.	700	52,192
VSE Corp.	1,078	246,323
Woodward, Inc.	1,422	604,976
		19,157,978
Air Freight & Logistics–0.52%
CH Robinson Worldwide, Inc.	4,979	937,745
Expeditors International of Washington, Inc.	5,175	843,422
FedEx Corp.	4,141	1,296,671
†GXO Logistics, Inc.	4,314	218,720
Hub Group, Inc. Class A	2,885	126,334
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Air Freight & Logistics (continued)
†Radiant Logistics, Inc.	4,220	$39,921
United Parcel Service, Inc. Class B	11,960	1,285,700
		4,748,513
Automobile Components–0.41%
†Adient PLC	4,510	82,894
†Aptiv PLC	4,752	291,678
Autoliv, Inc.	3,545	411,823
BorgWarner, Inc.	11,437	759,417
†Cooper-Standard Holdings, Inc.	1,627	44,010
Dana, Inc.	5,885	160,131
†Dauch Corp.	7,274	39,425
†Dorman Products, Inc.	1,581	215,727
†Fox Factory Holding Corp.	1,929	32,687
Garrett Motion, Inc.	3,700	134,051
Gentex Corp.	8,982	226,975
†Gentherm, Inc.	1,650	56,281
†Goodyear Tire & Rubber Co.	13,734	90,644
†Holley, Inc.	2,321	5,919
LCI Industries	1,626	172,161
Lear Corp.	2,101	281,660
†Mobileye Global, Inc. Class A	3,521	34,083
†Motorcar Parts of America, Inc.	2,131	32,647
Patrick Industries, Inc.	1,920	172,378
Phinia, Inc.	1,804	148,595
†QuantumScape Corp.	7,519	56,844
Standard Motor Products, Inc.	1,116	43,490
†Stoneridge, Inc.	2,012	14,728
†Strattec Security Corp.	351	28,589
†Versigent PLC	1,584	66,544
Visteon Corp.	1,029	102,087
†XPEL, Inc.	810	40,176
		3,745,644
Automobiles–0.66%
Ford Motor Co.	92,515	1,285,958
General Motors Co.	22,884	1,763,899
Harley-Davidson, Inc.	6,258	153,071
†Lucid Group, Inc.	1,718	11,493
†Rivian Automotive, Inc. Class A	21,044	365,113
†Tesla, Inc.	5,332	2,242,639
Thor Industries, Inc.	3,123	234,725
Winnebago Industries, Inc.	1,257	39,269
		6,096,167
Banks–5.62%
1st Source Corp.	1,319	107,604
ACNB Corp.	300	17,814
†Affinity Bancshares, Inc.	675	15,255
LVIP Dimensional U.S. Core Equity 2 Fund-1

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Amalgamated Financial Corp.	896	$41,126
Amerant Bancorp, Inc.	828	21,131
Ameris Bancorp	3,310	298,761
AmeriServ Financial, Inc.	1,697	6,584
Ames National Corp.	508	15,042
Arrow Financial Corp.	1,317	53,984
Associated Banc-Corp.	7,983	245,637
Atlantic Union Bankshares Corp.	6,595	279,034
Auburn National BanCorp, Inc.	502	13,574
†Axos Financial, Inc.	3,144	306,194
Banc of California, Inc.	3,200	65,376
BancFirst Corp.	2,056	228,483
†Bancorp, Inc.	2,528	158,354
Bank First Corp.	324	48,065
Bank of America Corp.	53,467	3,046,550
Bank of Hawaii Corp.	2,152	175,367
Bank of Marin Bancorp	1,102	30,525
Bank of NT Butterfield & Son Ltd.	2,496	148,512
Bank of the James Financial Group, Inc.	308	7,860
Bank OZK	5,524	287,745
Bank7 Corp.	716	35,048
BankUnited, Inc.	3,664	177,521
Bankwell Financial Group, Inc.	404	23,735
Banner Corp.	1,939	128,827
Bar Harbor Bankshares	748	28,244
BayCom Corp.	1,762	57,970
BCB Bancorp, Inc.	920	9,862
Beacon Financial Corp.	5,911	179,990
Blue Ridge Bankshares, Inc.	816	2,880
BOK Financial Corp.	2,829	392,892
†Bridgewater Bancshares, Inc.	1,259	26,489
†Broadway Financial Corp.	1,737	16,779
Burke & Herbert Financial Services Corp.	226	16,240
Business First Bancshares, Inc.	727	22,341
†BV Financial, Inc.	437	9,256
Byline Bancorp, Inc.	1,200	45,192
C&F Financial Corp.	247	19,760
California BanCorp	651	13,567
Camden National Corp.	1,173	63,600
Capital Bancorp, Inc.	649	22,793
Capital City Bank Group, Inc.	1,029	50,853
Capitol Federal Financial, Inc.	10,543	89,721
Carter Bankshares, Inc.	1,205	40,982
Cathay General Bancorp	3,523	218,391
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Central Pacific Financial Corp.	1,797	$68,645
CF Bankshares, Inc.	455	14,910
Chemung Financial Corp.	348	25,954
ChoiceOne Financial Services, Inc.	1,359	46,206
Citigroup, Inc.	13,594	1,902,616
Citizens & Northern Corp.	830	19,347
Citizens Community Bancorp, Inc.	134	3,134
Citizens Financial Group, Inc.	9,574	670,850
Citizens Financial Services, Inc.	349	25,282
City Holding Co.	956	126,804
Civista Bancshares, Inc.	1,887	53,251
CNB Financial Corp.	1,795	60,509
†Coastal Financial Corp.	985	76,347
Colony Bankcorp, Inc.	809	16,253
Columbia Banking System, Inc.	7,049	225,920
†Columbia Financial, Inc.	3,947	83,755
Commerce Bancshares, Inc.	6,757	390,217
Community Financial System, Inc.	3,098	207,938
Community Trust Bancorp, Inc.	1,193	86,325
Community West Bancshares	2,243	60,247
ConnectOne Bancorp, Inc.	3,985	133,258
Cullen/Frost Bankers, Inc.	1,764	272,573
†Customers Bancorp, Inc.	1,977	156,381
CVB Financial Corp.	11,528	259,956
Dime Commercial Bancshares, Inc.	2,801	113,861
Eagle Bancorp Montana, Inc.	539	12,898
Eagle Bancorp, Inc.	2,082	59,108
Eagle Financial Services, Inc.	321	13,309
East West Bancorp, Inc.	6,379	823,465
Eastern Bankshares, Inc.	9,639	214,371
†ECB Bancorp, Inc.	377	7,570
Enterprise Financial Services Corp.	2,260	148,889
Equity Bancshares, Inc. Class A	1,411	69,125
Esquire Financial Holdings, Inc.	464	55,267
Farmers & Merchants Bancorp, Inc.	621	18,990
Farmers National Banc Corp.	2,965	43,289
†FB Bancorp, Inc.	881	13,268
FB Financial Corp.	3,351	185,478
Fidelity D&D Bancorp, Inc.	372	19,128
Fifth Third Bancorp	20,877	1,176,837
Financial Institutions, Inc.	1,236	48,167
LVIP Dimensional U.S. Core Equity 2 Fund-2

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Finward Bancorp	301	$11,071
†Finwise Bancorp	793	11,499
First BanCorp	7,520	196,046
First Bancorp, Inc.	400	13,928
First Bancorp/Southern Pines NC	2,305	147,359
First Bank	702	12,446
First Busey Corp.	4,920	145,140
First Business Financial Services, Inc.	400	25,268
First Capital, Inc.	402	25,985
First Citizens BancShares, Inc. Class A	276	574,298
First Commonwealth Financial Corp.	5,443	110,656
First Community Bankshares, Inc.	1,806	80,223
First Community Corp.	403	13,170
First Financial Bancorp	5,512	186,471
First Financial Bankshares, Inc.	5,172	178,951
First Financial Corp.	910	70,470
First Hawaiian, Inc.	6,818	199,767
First Horizon Corp.	5,344	137,020
First Internet Bancorp	281	7,812
First Interstate BancSystem, Inc. Class A	4,547	175,332
First Merchants Corp.	3,840	167,770
First Mid Bancshares, Inc.	782	37,606
First National Corp.	132	3,963
First United Corp.	461	20,335
†First Western Financial, Inc.	385	12,362
†Firstsun Capital Bancorp	856	33,196
Five Star Bancorp	972	47,327
Flagstar Bank NA	3,089	46,150
FNB Corp.	17,385	331,706
Franklin Financial Services Corp.	484	30,298
FS Bancorp, Inc.	364	15,798
Fulton Financial Corp.	9,512	230,095
FVCBankcorp, Inc.	1,846	32,305
German American Bancorp, Inc.	1,832	86,947
Glacier Bancorp, Inc.	6,363	328,204
Great Southern Bancorp, Inc.	1,288	100,992
Greene County Bancorp, Inc.	507	17,030
Hancock Whitney Corp.	3,999	298,805
Hanmi Financial Corp.	2,726	88,322
Hawthorn Bancshares, Inc.	432	16,978
HBT Financial, Inc.	668	21,369
Heritage Financial Corp.	2,744	81,277
Hilltop Holdings, Inc.	3,388	131,387
Hingham Institution For Savings	65	19,965
Home Bancorp, Inc.	767	52,555
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Home BancShares, Inc.	9,958	$284,301
HomeTrust Bancshares, Inc.	2,018	100,678
Hope Bancorp, Inc.	7,829	107,101
Horizon Bancorp, Inc.	3,992	79,760
Huntington Bancshares, Inc.	46,504	824,516
Independent Bank Corp.	4,526	286,237
International Bancshares Corp.	3,442	261,420
Investar Holding Corp.	619	18,545
JPMorgan Chase & Co.	30,179	9,878,492
Kearny Financial Corp.	3,902	36,913
KeyCorp	23,443	540,361
Lake Shore Bancorp, Inc.	672	11,968
Lakeland Financial Corp.	1,686	104,060
Landmark Bancorp, Inc.	641	19,685
LCNB Corp.	779	13,703
Live Oak Bancshares, Inc.	2,406	98,261
M&T Bank Corp.	3,336	794,001
MainStreet Bancshares, Inc.	481	11,876
Mechanics Bancorp Class A	1,444	22,960
Mercantile Bank Corp.	1,549	88,944
Meridian Corp.	630	12,619
Metrocity Bankshares, Inc.	927	33,270
Metropolitan Bank Holding Corp.	791	78,119
Mid Penn Bancorp, Inc.	906	31,565
Midland States Bancorp, Inc.	2,021	62,934
MVB Financial Corp.	505	14,650
National Bank Holdings Corp. Class A	1,818	80,774
National Bankshares, Inc.	222	8,065
NB Bancorp, Inc.	301	6,360
NBT Bancorp, Inc.	3,164	156,207
Nicolet Bankshares, Inc.	1,140	188,545
Northeast Bank	600	79,518
Northeast Community Bancorp, Inc.	1,217	33,760
Northfield Bancorp, Inc.	4,576	67,404
Northrim BanCorp, Inc.	1,288	35,729
Northwest Bancshares, Inc.	9,353	141,792
Norwood Financial Corp.	720	23,148
Oak Valley Bancorp	1,718	57,974
OceanFirst Financial Corp.	5,975	116,692
OFG Bancorp	2,429	119,191
Ohio Valley Banc Corp.	303	13,159
Old National Bancorp	18,379	476,016
Old Second Bancorp, Inc.	1,033	24,090
OP Bancorp	1,114	16,699
†OptimumBank Holdings, Inc.	160	934
Orange County Bancorp, Inc.	440	16,183
Origin Bancorp, Inc.	1,422	72,735
Orrstown Financial Services, Inc.	843	34,420
Park National Corp.	942	172,377
Parke Bancorp, Inc.	739	24,505
LVIP Dimensional U.S. Core Equity 2 Fund-3

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Pathfinder Bancorp, Inc.	617	$9,798
Pathward Financial, Inc.	1,408	122,580
PCB Bancorp	642	18,214
Peapack-Gladstone Financial Corp.	1,320	62,476
Peoples Bancorp of North Carolina, Inc.	800	34,472
Peoples Bancorp, Inc.	2,814	108,086
Peoples Financial Services Corp.	603	40,021
Pinnacle Financial Partners, Inc.	6,172	622,631
†Pioneer Bancorp, Inc.	1,588	27,107
Plumas Bancorp	367	21,447
PNC Financial Services Group, Inc.	3,955	973,800
†Ponce Financial Group, Inc.	1,139	22,712
Popular, Inc.	3,059	502,227
Preferred Bank	887	94,253
Primis Financial Corp.	1,601	26,208
Princeton Bancorp, Inc.	477	18,102
Prosperity Bancshares, Inc.	4,370	319,141
Provident Financial Holdings, Inc.	645	11,094
Provident Financial Services, Inc.	6,606	156,166
QCR Holdings, Inc.	1,166	113,510
RBB Bancorp	1,258	34,488
Red River Bancshares, Inc.	400	36,512
Regions Financial Corp.	19,364	584,793
Renasant Corp.	4,718	200,704
Republic Bancorp, Inc. Class A	1,308	118,282
†Rhinebeck Bancorp, Inc.	985	17,050
Richmond Mutual BanCorp, Inc.	246	3,906
Riverview Bancorp, Inc.	1,450	7,874
S&T Bancorp, Inc.	2,054	100,810
SB Financial Group, Inc.	200	5,054
Seacoast Banking Corp. of Florida	3,281	109,093
ServisFirst Bancshares, Inc.	2,968	257,474
Shore Bancshares, Inc.	1,726	39,612
Sierra Bancorp	1,304	53,151
Simmons First National Corp. Class A	6,234	141,200
SmartFinancial, Inc.	542	25,431
Sound Financial Bancorp, Inc.	345	14,873
South Plains Financial, Inc.	621	26,756
†Southern First Bancshares, Inc.	419	25,601
Southern Missouri Bancorp, Inc.	664	50,603
Southside Bancshares, Inc.	2,346	82,556
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Southstate Bank Corp.	4,646	$464,135
Stellar Bancorp, Inc.	2,888	113,556
=†Sterling Bancorp, Inc.	1,968	0
Stock Yards Bancorp, Inc.	1,461	111,723
Texas Capital Bancshares, Inc.	2,379	245,656
TFS Financial Corp.	7,410	131,305
†Third Coast Bancshares, Inc.	784	31,674
Timberland Bancorp, Inc.	400	17,924
Tompkins Financial Corp.	1,112	105,106
Towne Bank	5,411	196,095
TriCo Bancshares	2,055	110,662
†Triumph Financial, Inc.	1,337	102,026
Truist Financial Corp.	15,133	753,926
TrustCo Bank Corp.	1,470	80,718
Trustmark Corp.	3,352	154,226
U.S. Bancorp	12,695	766,778
UMB Financial Corp.	4,197	599,164
United Bancorp, Inc.	807	12,815
United Bankshares, Inc.	7,178	328,968
United Community Banks, Inc.	5,327	186,924
Unity Bancorp, Inc.	845	49,593
Univest Financial Corp.	2,033	88,944
USCB Financial Holdings, Inc.	1,035	21,176
Valley National Bancorp	26,937	394,627
Virginia National Bankshares Corp.	307	13,625
WaFd, Inc.	4,981	191,121
Washington Trust Bancorp, Inc.	1,505	54,902
Webster Financial Corp.	8,066	616,404
Wells Fargo & Co.	32,126	2,654,893
WesBanco, Inc.	6,226	243,001
West BanCorp, Inc.	758	20,110
Westamerica BanCorp	1,501	88,064
Western Alliance Bancorp	5,374	441,743
Western New England Bancorp, Inc.	1,120	16,016
Wintrust Financial Corp.	3,133	503,536
WSFS Financial Corp.	3,220	247,071
Zions Bancorp NA	6,709	464,196
		51,542,349
Beverages–0.78%
†Boston Beer Co., Inc. Class A	359	63,554
Brown-Forman Corp. Class A	7,465	200,133
Coca-Cola Co.	25,000	2,031,750
Coca-Cola Consolidated, Inc.	2,982	569,323
Constellation Brands, Inc. Class A	2,982	414,766
Keurig Dr. Pepper, Inc.	17,346	567,735
MGP Ingredients, Inc.	1,309	22,934
LVIP Dimensional U.S. Core Equity 2 Fund-4

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Molson Coors Beverage Co. Class B	5,486	$213,735
†Monster Beverage Corp.	3,782	363,526
†National Beverage Corp.	3,010	93,912
PepsiCo, Inc.	18,626	2,521,960
†Vita Coco Co., Inc.	837	55,359
†Willamette Valley Vineyards, Inc.	127	319
		7,119,006
Biotechnology–1.82%
†4D Molecular Therapeutics, Inc.	1,916	25,483
AbbVie, Inc.	6,724	1,692,027
†ACADIA Pharmaceuticals, Inc.	2,635	66,665
†Acumen Pharmaceuticals, Inc.	2,758	7,364
†ADMA Biologics, Inc.	5,200	43,524
†Agios Pharmaceuticals, Inc.	2,691	99,863
†Aldeyra Therapeutics, Inc.	4,058	8,643
†Alector, Inc.	1,703	3,423
†Alkermes PLC	7,678	402,289
†Allogene Therapeutics, Inc.	7,123	14,816
†Alnylam Pharmaceuticals, Inc.	358	107,769
Amgen, Inc.	7,547	2,732,920
†Anika Therapeutics, Inc.	1,049	15,347
†Arcturus Therapeutics Holdings, Inc.	271	1,821
†Arcus Biosciences, Inc.	4,104	126,526
†Arrowhead Pharmaceuticals, Inc.	731	59,584
†Beam Therapeutics, Inc.	3,056	104,882
†Biogen, Inc.	2,985	644,939
†BioMarin Pharmaceutical, Inc.	3,766	215,490
†Bridgebio Pharma, Inc.	867	64,574
†CareDx, Inc.	2,103	59,935
†Caribou Biosciences, Inc.	3,735	6,574
†Catalyst Pharmaceuticals, Inc.	2,500	78,575
†Celldex Therapeutics, Inc.	453	16,856
†Corbus Pharmaceuticals Holdings, Inc.	1,173	11,003
†CRISPR Therapeutics AG	1,746	95,227
†Cullinan Therapeutics, Inc.	2,469	44,960
†Denali Therapeutics, Inc.	3,237	83,256
†Design Therapeutics, Inc.	1,353	19,578
†Disc Medicine, Inc.	1,090	79,723
†Emergent BioSolutions, Inc.	3,148	26,380
†Enanta Pharmaceuticals, Inc.	1,564	22,803
†Exelixis, Inc.	13,346	726,156
†Fate Therapeutics, Inc.	2,609	7,044
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	19,311	$2,439,752
†GRAIL, Inc.	249	16,999
†Halozyme Therapeutics, Inc.	3,892	304,627
†Ideaya Biosciences, Inc.	2,360	87,957
†ImmuCell Corp.	1,420	14,271
†Incyte Corp.	3,739	423,853
†Insmed, Inc.	675	71,968
†Intellia Therapeutics, Inc.	1,899	32,131
†Iovance Biotherapeutics, Inc.	9,624	40,036
†Ironwood Pharmaceuticals, Inc.	5,890	24,797
†Kalaris Therapeutics, Inc.	135	549
†Keros Therapeutics, Inc.	180	1,926
†Kiniksa Pharmaceuticals International PLC	1,095	70,025
†Kodiak Sciences, Inc.	240	9,350
†Krystal Biotech, Inc.	634	235,639
†Kura Oncology, Inc.	1,765	19,362
†Kymera Therapeutics, Inc.	977	112,033
†Lineage Cell Therapeutics, Inc.	4,300	5,633
†MacroGenics, Inc.	2,522	11,652
†MannKind Corp.	1,764	7,515
†MediciNova, Inc.	6,693	8,835
†MiMedx Group, Inc.	2,928	11,273
†Moderna, Inc.	5,353	374,871
†Monte Rosa Therapeutics, Inc.	1,541	37,292
†Myriad Genetics, Inc.	4,356	24,873
†Natera, Inc.	617	167,485
†Neurocrine Biosciences, Inc.	1,790	301,678
†Nkarta, Inc.	1,488	4,211
†Nurix Therapeutics, Inc.	1,982	48,083
†Olema Pharmaceuticals, Inc.	2,287	28,610
†Organogenesis Holdings, Inc.	1,728	4,199
†ORIC Pharmaceuticals, Inc.	5,153	55,807
†Passage Bio, Inc.	2,022	9,867
=†PDL BioPharma, Inc.	12,718	3,815
†Protagonist Therapeutics, Inc.	996	122,090
†Prothena Corp. PLC	2,185	21,391
†PTC Therapeutics, Inc.	1,825	148,865
†Puma Biotechnology, Inc.	3,378	27,396
Regeneron Pharmaceuticals, Inc.	912	568,668
†REGENXBIO, Inc.	2,597	31,112
†Relay Therapeutics, Inc.	5,091	95,253
†Replimune Group, Inc.	2,843	31,472
†Revolution Medicines, Inc.	2,795	523,448
†Rocket Pharmaceuticals, Inc.	1,401	4,791
†Roivant Sciences Ltd.	17,181	608,036
†Sarepta Therapeutics, Inc.	1,489	26,757
†Solid Biosciences, Inc.	5,011	50,060
†Stoke Therapeutics, Inc.	1,500	49,080
†Summit Therapeutics, Inc.	3,161	46,056
LVIP Dimensional U.S. Core Equity 2 Fund-5

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†TG Therapeutics, Inc.	1,524	$83,729
†Twist Bioscience Corp.	505	51,954
†United Therapeutics Corp.	889	481,687
†Vanda Pharmaceuticals, Inc.	3,572	21,861
†Veracyte, Inc.	3,746	220,003
†Vericel Corp.	871	38,751
†Vertex Pharmaceuticals, Inc.	894	444,077
†Vir Biotechnology, Inc.	5,566	56,717
†Viridian Therapeutics, Inc.	4,894	89,903
†Voyager Therapeutics, Inc.	1,748	6,118
†Whitehawk Therapeutics, Inc.	1,704	7,804
†Xencor, Inc.	3,216	51,778
†XOMA Royalty Corp.	501	21,292
†Zentalis Pharmaceuticals, Inc.	2,690	13,046
†Zymeworks, Inc.	884	23,108
		16,693,296
Broadline Retail–3.09%
†1stdibs.com, Inc.	2,522	12,358
†Amazon.com, Inc.	108,398	25,835,579
†Coupang, Inc.	12,695	220,512
Dillard's, Inc. Class A	517	273,193
eBay, Inc.	11,302	1,262,999
†Etsy, Inc.	2,104	158,494
†Groupon, Inc.	2,108	50,719
Kohl's Corp.	6,087	107,862
Macy's, Inc.	9,135	215,129
†Ollie's Bargain Outlet Holdings, Inc.	2,449	188,279
†Savers Value Village, Inc.	1,457	14,701
		28,339,825
Building Products–1.06%
A.O. Smith Corp.	5,617	352,298
AAON, Inc.	1,739	220,610
Advanced Drainage Systems, Inc.	3,620	568,195
Allegion PLC	3,804	534,424
†Alpha Pro Tech Ltd.	1,911	10,740
Apogee Enterprises, Inc.	1,507	68,930
Armstrong World Industries, Inc.	2,304	369,608
AZZ, Inc.	1,606	249,010
†Builders FirstSource, Inc.	3,716	332,508
Carlisle Cos., Inc.	1,768	641,342
Carrier Global Corp.	10,035	736,067
CSW Industrials, Inc.	710	197,593
Fortune Brands Innovations, Inc.	4,184	229,702
†Gibraltar Industries, Inc.	1,232	55,563
Griffon Corp.	1,884	183,746
†Hayward Holdings, Inc.	9,286	160,741
Insteel Industries, Inc.	1,555	46,961
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Janus International Group, Inc.	851	$4,723
†JELD-WEN Holding, Inc.	5,308	7,962
Johnson Controls International PLC	3,841	561,208
Lennox International, Inc.	964	552,324
Masco Corp.	4,092	332,966
†Masterbrand, Inc.	11,904	122,492
†Modine Manufacturing Co.	1,635	436,578
Owens Corning	2,799	444,929
Quanex Building Products Corp.	2,203	41,020
†Resideo Technologies, Inc.	7,602	236,422
Simpson Manufacturing Co., Inc.	1,843	385,832
Tecnoglass, Inc.	2,396	112,157
Trane Technologies PLC	1,769	868,862
†Trex Co., Inc.	3,992	199,760
UFP Industries, Inc.	2,384	216,324
Zurn Elkay Water Solutions Corp. Class C	5,645	285,242
		9,766,839
Capital Markets–3.17%
Acadian Asset Management, Inc.	1,316	94,120
Affiliated Managers Group, Inc.	1,262	427,061
Ameriprise Financial, Inc.	3,417	1,567,583
ARES Management Corp. Class A	716	79,698
Artisan Partners Asset Management, Inc. Class A	3,907	134,909
Associated Capital Group, Inc. Class A	238	8,544
Bank of New York Mellon Corp.	9,757	1,410,960
BGC Group, Inc. Class A	17,890	191,244
Blackrock, Inc.	1,055	1,014,446
Blackstone, Inc.	1,950	229,457
Carlyle Group, Inc.	8,434	355,156
Cboe Global Markets, Inc.	1,642	398,464
Charles Schwab Corp.	15,741	1,452,422
CME Group, Inc.	2,566	566,650
Cohen & Steers, Inc.	1,794	136,595
†Coinbase Global, Inc. Class A	1,398	204,374
DigitalBridge Group, Inc.	3,985	62,883
†Donnelley Financial Solutions, Inc.	1,054	44,215
Evercore, Inc. Class A	1,291	440,799
FactSet Research Systems, Inc.	1,272	292,662
Federated Hermes, Inc.	3,834	211,713
Franklin Resources, Inc.	11,369	378,247
GCM Grosvenor, Inc. Class A	3,238	39,827
LVIP Dimensional U.S. Core Equity 2 Fund-6

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.	3,336	$3,373,930
Hamilton Lane, Inc. Class A	937	73,864
†Heritage Global, Inc.	5,434	6,575
Houlihan Lokey, Inc.	2,043	274,028
Interactive Brokers Group, Inc. Class A	953	82,949
Intercontinental Exchange, Inc.	4,666	574,431
Invesco Ltd.	17,695	466,971
Jefferies Financial Group, Inc.	7,572	378,449
KKR & Co., Inc.	3,713	340,779
Lazard, Inc.	3,096	129,846
LPL Financial Holdings, Inc.	2,240	630,963
MarketAxess Holdings, Inc.	898	101,914
MarketWise, Inc.	609	10,865
Moelis & Co. Class A	2,710	177,288
Moody's Corp.	3,952	1,789,940
Morgan Stanley	13,401	2,801,345
Morningstar, Inc.	1,135	177,083
MSCI, Inc.	578	323,703
Nasdaq, Inc.	8,744	689,202
Northern Trust Corp.	4,988	867,114
†Open Lending Corp. Class A	5,162	16,054
Oppenheimer Holdings, Inc. Class A	765	80,738
Piper Sandler Cos.	3,692	267,079
PJT Partners, Inc. Class A	676	102,035
Raymond James Financial, Inc.	4,394	668,020
†Robinhood Markets, Inc. Class A	3,934	394,502
S&P Global, Inc.	2,258	919,593
SEI Investments Co.	4,833	423,902
Silvercrest Asset Management Group, Inc. Class A	997	10,080
State Street Corp.	4,502	763,539
Stifel Financial Corp.	6,586	459,505
†StoneX Group, Inc.	3,778	447,693
T. Rowe Price Group, Inc.	5,474	622,339
Tradeweb Markets, Inc. Class A	2,207	219,950
U.S. Global Investors, Inc. Class A	2,448	7,638
Victory Capital Holdings, Inc. Class A	2,310	194,179
Virtu Financial, Inc. Class A	4,393	261,691
Virtus Investment Partners, Inc.	420	60,270
Westwood Holdings Group, Inc.	439	8,411
WisdomTree, Inc.	6,861	116,225
		29,056,711
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.73%
AdvanSix, Inc.	2,562	$50,933
Air Products & Chemicals, Inc.	2,662	780,445
Albemarle Corp.	2,615	353,103
†Alto Ingredients, Inc.	4,791	27,309
†American Vanguard Corp.	2,114	5,919
†Ascent Industries Co.	1,221	18,352
Ashland, Inc.	1,449	95,475
†Aspen Aerogels, Inc.	2,207	13,992
Avient Corp.	4,046	149,540
†Axalta Coating Systems Ltd.	9,658	330,497
Balchem Corp.	1,493	252,242
Cabot Corp.	1,788	162,386
Celanese Corp.	2,955	135,930
CF Industries Holdings, Inc.	8,984	972,608
Chemours Co.	1,030	21,136
†Core Molding Technologies, Inc.	545	12,862
Corteva, Inc.	10,863	919,988
Dow, Inc.	17,001	465,147
DuPont de Nemours, Inc.	3,094	419,670
Eastman Chemical Co.	4,406	295,114
Ecolab, Inc.	3,432	956,190
†Ecovyst, Inc.	6,127	76,281
Element Solutions, Inc.	9,681	462,268
†Flotek Industries, Inc.	729	17,146
FMC Corp.	2,470	28,405
Hawkins, Inc.	1,179	167,536
HB Fuller Co.	1,967	114,656
Huntsman Corp.	8,323	88,390
†Ingevity Corp.	1,015	75,790
Innospec, Inc.	986	80,251
International Flavors & Fragrances, Inc.	6,197	490,926
†Intrepid Potash, Inc.	1,283	42,057
Koppers Holdings, Inc.	1,060	47,594
Kronos Worldwide, Inc.	4,954	31,359
Linde PLC	5,972	3,099,110
†LSB Industries, Inc.	3,136	33,900
LyondellBasell Industries NV Class A	8,894	468,269
Mativ Holdings, Inc.	2,848	21,559
Minerals Technologies, Inc.	1,334	98,676
Mosaic Co.	11,514	243,982
NewMarket Corp.	501	396,411
Northern Technologies International Corp.	1,639	14,030
Olin Corp.	3,139	62,215
Orion SA	1,957	12,975
PPG Industries, Inc.	4,669	566,303
Quaker Chemical Corp.	243	38,605
†Rayonier Advanced Materials, Inc.	7,464	58,667
RPM International, Inc.	4,361	484,725
Scotts Miracle-Gro Co.	1,222	83,230
LVIP Dimensional U.S. Core Equity 2 Fund-7

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Sensient Technologies Corp.	1,786	$220,196
Sherwin-Williams Co.	3,325	1,144,864
Solstice Advanced Materials, Inc.	3,924	347,666
Stepan Co.	1,226	68,313
Tronox Holdings PLC	8,735	55,031
Westlake Corp.	2,453	179,069
		15,859,293
Commercial Services & Supplies–0.82%
ABM Industries, Inc.	3,175	140,462
ACCO Brands Corp.	7,956	33,097
†ACV Auctions, Inc. Class A	1,930	13,877
Brady Corp. Class A	2,110	193,213
†BrightView Holdings, Inc.	3,756	53,223
Brink's Co.	1,632	154,208
†Casella Waste Systems, Inc. Class A	2,417	234,376
†Cimpress PLC	912	92,750
Cintas Corp.	5,024	854,482
†Civeo Corp.	630	22,050
†Clean Harbors, Inc.	2,849	851,139
†Copart, Inc.	7,575	213,539
Deluxe Corp.	3,259	77,825
Ennis, Inc.	1,765	37,506
†Enviri Corp.	1,795	39,400
†Healthcare Services Group, Inc.	4,016	98,633
HNI Corp.	3,937	159,094
Interface, Inc.	3,770	135,117
†Liquidity Services, Inc.	1,758	68,773
Millerknoll, Inc.	3,111	63,651
MSA Safety, Inc.	1,382	241,270
NLI Holdings, Inc.	2,090	12,435
†Onterris, Inc.	388	7,841
†OPENLANE, Inc.	5,400	222,696
†Perma-Fix Environmental Services, Inc.	1,952	27,894
Pitney Bowes, Inc.	2,472	43,309
Quad/Graphics, Inc.	4,623	38,972
†Quest Resource Holding Corp.	2,058	2,593
Republic Services, Inc.	3,417	728,094
Rollins, Inc.	8,554	357,044
Tetra Tech, Inc.	8,049	232,536
UniFirst Corp.	783	207,072
Veralto Corp.	5,036	446,592
†Vestis Corp.	4,936	71,671
Virco Mfg. Corp.	2,397	14,718
Waste Management, Inc.	6,129	1,366,032
		7,557,184
Communications Equipment–1.01%
†Applied Optoelectronics, Inc.	1,210	179,274
†Arista Networks, Inc.	2,941	499,617
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Aviat Networks, Inc.	797	$17,693
†BK Technologies Corp.	264	22,699
†Calix, Inc.	1,776	66,280
†Ciena Corp.	4,037	1,980,391
Cisco Systems, Inc.	19,374	2,275,670
†Clearfield, Inc.	826	32,867
†Comtech Telecommunications Corp.	2,049	4,303
†Digi International, Inc.	1,498	112,275
†F5, Inc.	2,057	855,630
Franklin Wireless Corp.	1,415	3,594
†Harmonic, Inc.	6,256	102,160
†KVH Industries, Inc.	2,253	22,327
†Lantronix, Inc.	6,699	39,390
†Lumentum Holdings, Inc.	1,575	1,351,444
Motorola Solutions, Inc.	2,288	950,184
†NETGEAR, Inc.	2,066	48,241
†NetScout Systems, Inc.	3,453	150,378
Network-1 Technologies, Inc.	11	16
†Ribbon Communications, Inc.	9,487	22,200
†Viasat, Inc.	362	32,511
†Viavi Solutions, Inc.	8,264	394,606
†Vistance Networks, Inc.	5,920	75,658
		9,239,408
Construction & Engineering–1.08%
AECOM	4,436	309,633
†Ameresco, Inc. Class A	1,816	50,122
†API Group Corp.	7,824	331,346
Arcosa, Inc.	2,734	397,223
Argan, Inc.	427	340,981
†Bowman Consulting Group Ltd.	429	12,527
†Centuri Holdings, Inc.	1,401	42,366
Comfort Systems USA, Inc.	1,015	2,011,679
†Concrete Pumping Holdings, Inc.	5,143	61,973
†Construction Partners, Inc. Class A	1,812	215,211
†Dycom Industries, Inc.	1,759	889,333
EMCOR Group, Inc.	960	796,685
†Everus Construction Group, Inc.	2,449	406,411
†Fluor Corp.	6,817	357,143
Granite Construction, Inc.	2,024	319,954
†IES Holdings, Inc.	918	674,418
†Limbach Holdings, Inc.	231	17,787
†MasTec, Inc.	1,068	444,352
†Matrix Service Co.	2,351	32,209
†MYR Group, Inc.	457	228,683
†NWPX Infrastructure, Inc.	539	80,818
†Orion Group Holdings, Inc.	1,150	19,343
Primoris Services Corp.	2,841	281,600
Quanta Services, Inc.	480	345,619
LVIP Dimensional U.S. Core Equity 2 Fund-8

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Sterling Infrastructure, Inc.	372	$312,242
Tutor Perini Corp.	3,338	276,954
Valmont Industries, Inc.	791	456,881
WillScot Holdings Corp.	6,934	200,115
		9,913,608
Construction Materials–0.30%
CRH PLC	8,581	918,167
Eagle Materials, Inc.	1,531	344,475
†Knife River Corp.	2,315	193,650
Martin Marietta Materials, Inc.	988	569,780
†Smith-Midland Corp.	532	15,428
U.S. Lime & Minerals, Inc.	1,385	144,968
Vulcan Materials Co.	2,026	597,690
		2,784,158
Consumer Finance–0.86%
Ally Financial, Inc.	13,125	603,094
American Express Co.	6,129	2,073,134
†Atlanticus Holdings Corp.	351	35,890
Bread Financial Holdings, Inc.	2,709	293,520
Capital One Financial Corp.	4,781	959,164
†Consumer Portfolio Services, Inc.	1,101	10,564
†Credit Acceptance Corp.	393	250,239
†Dave, Inc.	341	127,053
†Encore Capital Group, Inc.	1,572	146,652
†Enova International, Inc.	1,288	310,060
†EZCORP, Inc. Class A	3,123	107,962
FirstCash Holdings, Inc.	2,803	606,345
†Green Dot Corp. Class A	3,291	44,461
†Happen, Inc.	7,603	157,686
†LendingTree, Inc.	222	9,832
Navient Corp.	4,982	42,397
Nelnet, Inc. Class A	1,443	192,395
†NerdWallet, Inc. Class A	1,355	12,534
OneMain Holdings, Inc.	6,367	388,196
†Oportun Financial Corp.	2,189	12,499
†PRA Group, Inc.	2,475	47,000
PROG Holdings, Inc.	1,978	92,195
Regional Management Corp.	567	23,360
SLM Corp.	6,521	169,155
†SoFi Technologies, Inc.	15,747	282,344
Synchrony Financial	10,655	810,313
†World Acceptance Corp.	508	113,706
		7,921,750
Consumer Staples Distribution & Retail–1.60%
Albertsons Cos., Inc. Class A	18,349	248,262
Andersons, Inc.	1,469	100,480
†BJ's Wholesale Club Holdings, Inc.	4,998	435,925
Casey's General Stores, Inc.	663	526,946
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†Chefs' Warehouse, Inc.	2,209	$212,285
Costco Wholesale Corp.	2,208	2,065,518
Dollar General Corp.	6,048	696,185
†Dollar Tree, Inc.	6,297	761,622
†Grocery Outlet Holding Corp.	3,739	37,315
†HF Foods Group, Inc.	2,646	3,731
Ingles Markets, Inc. Class A	547	48,453
Kroger Co.	21,490	1,193,340
†Maplebear, Inc.	4,801	227,327
Natural Grocers by Vitamin Cottage, Inc. Class C	1,483	46,003
†Performance Food Group Co.	6,896	770,904
PriceSmart, Inc.	1,329	259,607
†Sprouts Farmers Market, Inc.	3,696	312,608
Sysco Corp.	10,911	911,941
Target Corp.	12,199	1,593,311
†U.S. Foods Holding Corp.	10,600	1,083,850
†United Natural Foods, Inc.	3,004	137,193
Village Super Market, Inc. Class A	880	37,118
Walmart, Inc.	25,550	2,893,793
Weis Markets, Inc.	1,433	112,218
		14,715,935
Containers & Packaging–0.61%
Amcor PLC	17,232	747,007
AptarGroup, Inc.	2,429	304,111
Ardagh Metal Packaging SA	4,030	19,102
Avery Dennison Corp.	3,229	524,228
Ball Corp.	9,067	565,781
Crown Holdings, Inc.	6,168	689,706
Graphic Packaging Holding Co.	10,227	108,099
Greif, Inc. Class A	1,934	157,570
International Paper Co.	9,958	379,400
Myers Industries, Inc.	3,079	108,719
†O-I Glass, Inc.	8,101	78,013
Packaging Corp. of America	3,479	828,976
†Ranpak Holdings Corp.	874	6,389
Silgan Holdings, Inc.	5,684	263,681
Smurfit Westrock PLC	9,587	443,495
Sonoco Products Co.	5,070	285,695
TriMas Corp.	3,116	140,313
		5,650,285
Distributors–0.12%
Genuine Parts Co.	5,038	594,383
Gold.com, Inc.	1,222	50,848
LKQ Corp.	7,912	208,323
Pool Corp.	1,022	219,628
Weyco Group, Inc.	507	19,940
		1,093,122
Diversified Consumer Services–0.36%
ADT, Inc.	20,450	132,925
LVIP Dimensional U.S. Core Equity 2 Fund-9

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†American Public Education, Inc.	1,456	$78,187
†Bright Horizons Family Solutions, Inc.	2,461	174,436
Carriage Services, Inc.	1,652	63,338
†Chegg, Inc.	7,787	7,865
†Coursera, Inc.	10,502	59,231
†Covista, Inc.	1,854	231,120
†Driven Brands Holdings, Inc.	5,238	73,018
†Duolingo, Inc.	145	16,678
†Frontdoor, Inc.	3,011	233,623
Graham Holdings Co. Class B	217	247,688
†Grand Canyon Education, Inc.	1,137	162,716
H&R Block, Inc.	3,008	114,545
†Laureate Education, Inc.	6,158	223,659
†Legacy Education, Inc.	952	11,196
†Liberty Live Holdings, Inc. Class A	2,366	246,838
†Lincoln Educational Services Corp.	1,828	91,217
Matthews International Corp. Class A	1,679	45,199
OneSpaWorld Holdings Ltd.	3,672	103,697
Perdoceo Education Corp.	3,534	113,088
Service Corp. International	7,137	542,126
Strategic Education, Inc.	1,016	77,846
†Stride, Inc.	2,222	191,625
†Universal Technical Institute, Inc.	2,017	86,267
		3,328,128
Diversified Telecommunication Services–0.79%
†Anterix, Inc.	1,166	120,028
AT&T, Inc.	107,769	2,230,818
ATN International, Inc.	1,118	29,616
†Bandwidth, Inc. Class A	1,880	119,004
Comcast Corp. Class A	49,037	1,203,858
†Globalstar, Inc.	678	55,115
IDT Corp. Class B	1,774	103,176
Iridium Communications, Inc.	4,748	260,428
†Liberty Capital Corp. Class A	711	15,377
†Liberty Global Ltd. Class A	12,470	139,727
†Liberty Latin America Ltd. Class A	14,084	109,845
†Lumen Technologies, Inc.	15,193	116,682
Shenandoah Telecommunications Co.	3,690	55,645
Verizon Communications, Inc.	62,915	2,663,821
		7,223,140
Electric Utilities–0.90%
Alliant Energy Corp.	4,703	358,792
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
American Electric Power Co., Inc.	3,298	$451,199
Constellation Energy Corp.	1,506	374,045
Duke Energy Corp.	3,109	393,537
Edison International	4,239	315,594
Entergy Corp.	5,399	620,129
Evergy, Inc.	4,491	388,157
Eversource Energy	3,599	260,100
Exelon Corp.	6,430	299,767
FirstEnergy Corp.	8,375	398,147
Genie Energy Ltd. Class B	1,295	18,713
†Hawaiian Electric Industries, Inc.	4,111	55,622
IDACORP, Inc.	1,690	255,697
MGE Energy, Inc.	1,039	84,720
NextEra Energy, Inc.	8,089	709,972
NRG Energy, Inc.	4,847	707,953
OGE Energy Corp.	5,679	276,340
Otter Tail Corp.	1,231	110,765
PG&E Corp.	19,013	319,799
Pinnacle West Capital Corp.	2,967	317,469
Portland General Electric Co.	3,574	185,240
PPL Corp.	10,380	377,313
Southern Co.	4,487	429,451
Xcel Energy, Inc.	6,584	528,695
		8,237,216
Electrical Equipment–1.20%
Acuity, Inc.	1,210	455,759
Allient, Inc.	676	69,581
†American Superconductor Corp.	1,700	70,567
AMETEK, Inc.	3,594	869,532
Atkore, Inc.	1,322	100,525
†Bloom Energy Corp. Class A	3,305	1,000,424
Eaton Corp. PLC	1,946	829,230
Emerson Electric Co.	5,414	775,014
EnerSys	1,565	365,928
†FuelCell Energy, Inc.	107	3,853
GE Vernova, Inc.	531	623,851
†Generac Holdings, Inc.	1,111	325,312
Hubbell, Inc.	1,365	714,168
LSI Industries, Inc.	457	12,147
†Nextpower, Inc. Class A	1,373	163,579
nVent Electric PLC	2,810	476,604
†Pioneer Power Solutions, Inc.	3,909	15,402
†Plug Power, Inc.	10,899	29,536
Powell Industries, Inc.	1,887	540,361
Preformed Line Products Co.	386	158,476
Regal Rexnord Corp.	2,848	678,365
Rockwell Automation, Inc.	1,760	871,341
Sensata Technologies Holding PLC	1,784	85,168
LVIP Dimensional U.S. Core Equity 2 Fund-10

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Shoals Technologies Group, Inc. Class A	3,328	$32,947
†Sunrun, Inc.	9,039	120,942
†Ultralife Corp.	2,766	17,481
Vertiv Holdings Co. Class A	4,170	1,396,199
†Vicor Corp.	594	225,589
		11,027,881
Electronic Equipment, Instruments & Components–2.13%
Advanced Energy Industries, Inc.	1,648	614,490
†Airgain, Inc.	1,525	9,607
Amphenol Corp. Class A	13,118	2,312,966
†Arrow Electronics, Inc.	3,037	648,126
Avnet, Inc.	5,173	459,466
Badger Meter, Inc.	1,025	152,089
Bel Fuse, Inc. Class A	593	189,883
Belden, Inc.	1,672	200,490
Benchmark Electronics, Inc.	2,124	209,575
CDW Corp.	3,448	484,927
Climb Global Solutions, Inc.	1,328	30,823
†Coda Octopus Group, Inc.	2,420	23,643
Cognex Corp.	3,786	274,182
†Coherent Corp.	2,678	1,056,391
Corning, Inc.	3,732	953,265
Crane NXT Co.	2,835	145,039
CTS Corp.	1,732	112,909
†Daktronics, Inc.	2,615	51,149
†Data I/O Corp.	7,146	28,155
†Electro-Sensors, Inc.	506	3,876
ePlus, Inc.	1,475	122,764
†Fabrinet	893	501,937
†Flex Ltd.	5,297	858,485
†Frequency Electronics, Inc.	783	51,952
†Identiv, Inc.	1,421	3,581
†Insight Enterprises, Inc.	1,299	158,218
†IPG Photonics Corp.	1,909	223,964
†Itron, Inc.	2,486	215,114
Jabil, Inc.	2,774	1,069,321
†Key Tronic Corp.	304	1,256
†Keysight Technologies, Inc.	2,295	803,411
†Kimball Electronics, Inc.	2,160	55,296
†Knowles Corp.	3,817	158,329
Littelfuse, Inc.	999	454,875
Methode Electronics, Inc.	2,176	41,279
†Mirion Technologies, Inc.	7,272	130,387
Napco Security Technologies, Inc.	1,100	41,778
†nLight, Inc.	1,778	123,784
†Novanta, Inc.	906	146,989
†OSI Systems, Inc.	930	203,391
PC Connection, Inc.	1,583	115,543
†Plexus Corp.	1,083	325,626
†Powerfleet, Inc. NJ	2,100	8,043
Ralliant Corp.	2,468	181,719
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Richardson Electronics Ltd.	916	$17,413
†Rogers Corp.	803	131,475
†Sanmina Corp.	2,650	670,662
†ScanSource, Inc.	1,716	89,386
†SmartRent, Inc.	6,461	7,689
†Sono-Tek Corp.	2,100	12,852
TD SYNNEX Corp.	3,293	880,351
TE Connectivity PLC	5,077	1,023,574
†Teledyne Technologies, Inc.	1,011	674,236
†TTM Technologies, Inc.	6,628	1,239,569
Vishay Intertechnology, Inc.	4,741	254,971
†Vishay Precision Group, Inc.	600	89,946
Vontier Corp.	6,027	174,783
†Zebra Technologies Corp. Class A	1,112	292,745
		19,517,745
Energy Equipment & Services–0.73%
Archrock, Inc.	8,461	344,447
Baker Hughes Co.	15,228	845,154
Bristow Group, Inc.	1,323	54,666
Cactus, Inc. Class A	1,819	93,187
Core Laboratories, Inc.	2,200	25,630
†DMC Global, Inc.	551	3,201
†Expro Group Holdings NV	5,471	80,807
†Forum Energy Technologies, Inc.	380	19,087
†Geospace Technologies Corp.	1,182	8,002
Halliburton Co.	18,722	635,612
†Helix Energy Solutions Group, Inc.	9,426	82,383
Helmerich & Payne, Inc.	2,543	83,258
†Innovex International, Inc.	2,477	61,430
Kodiak Gas Services, Inc.	3,819	286,922
Liberty Energy, Inc.	5,195	136,057
†Mammoth Energy Services, Inc.	2,622	8,522
†Nabors Industries Ltd.	576	48,390
Natural Gas Services Group, Inc.	679	29,292
Noble Corp. PLC	2,562	95,563
NOV, Inc.	15,674	290,753
†Oceaneering International, Inc.	3,688	149,438
†Oil States International, Inc.	5,610	44,936
Patterson-UTI Energy, Inc.	12,584	115,521
†ProPetro Holding Corp.	3,633	52,097
Ranger Energy Services, Inc. Class A	1,723	27,585
RPC, Inc.	11,712	68,281
†SEACOR Marine Holdings, Inc.	1,843	14,099
†Seadrill Ltd.	1,698	64,218
Select Water Solutions, Inc.	7,735	154,545
SLB Ltd.	15,754	732,404
LVIP Dimensional U.S. Core Equity 2 Fund-11

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Solaris Energy Infrastructure, Inc. Class A	2,100	$168,966
TechnipFMC PLC	16,157	1,071,209
†TETRA Technologies, Inc.	6,409	72,614
†Tidewater, Inc.	2,167	144,387
†Transocean Ltd.	37,899	185,326
†Valaris Ltd.	2,932	212,863
Weatherford International PLC	2,918	237,817
		6,748,669
Entertainment–0.85%
†Atlanta Braves Holdings, Inc. Class A	1,864	97,452
Cinemark Holdings, Inc.	4,898	155,414
†Cineverse Corp.	3,502	10,401
†IMAX Corp.	1,952	77,807
†Liberty Media Corp.-Liberty Formula One Class A	4,767	449,603
†Lionsgate Studios Corp.	9,976	152,733
†Live Nation Entertainment, Inc.	2,692	492,932
†Madison Square Garden Entertainment Corp.	1,336	108,069
Marcus Corp.	2,001	46,943
†Netflix, Inc.	31,826	2,272,376
†Reservoir Media, Inc.	1,465	14,489
†ROBLOX Corp. Class A	1,603	87,171
†Roku, Inc.	1,511	208,729
†Sphere Entertainment Co.	1,336	231,168
†Spotify Technology SA	400	183,652
†Starz Entertainment Corp.	664	19,163
†Take-Two Interactive Software, Inc.	1,022	255,480
TKO Group Holdings, Inc.	351	70,660
Walt Disney Co.	13,894	1,337,297
†Warner Bros Discovery, Inc.	57,350	1,528,951
Warner Music Group Corp. Class A	1,625	43,989
		7,844,479
Financial Services–3.09%
†Acacia Research Corp.	1,090	5,079
†Affirm Holdings, Inc.	4,296	350,339
Alerus Financial Corp.	489	15,208
Apollo Global Management, Inc.	4,123	487,792
†Berkshire Hathaway, Inc. Class B	15,363	7,687,492
†Block, Inc.	5,736	435,936
Cass Information Systems, Inc.	1,074	55,118
Corebridge Financial, Inc.	21,069	603,205
†Corpay, Inc.	2,986	995,144
Enact Holdings, Inc.	754	34,465
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Equitable Holdings, Inc.	7,653	$335,814
Essent Group Ltd.	4,792	308,030
†Euronet Worldwide, Inc.	1,497	109,565
EVERTEC, Inc.	938	26,058
Federal Agricultural Mortgage Corp. Class A	557	108,332
Fidelity National Information Services, Inc.	11,652	453,030
†Fiserv, Inc.	6,733	330,254
†Flywire Corp.	2,278	40,024
Global Payments, Inc.	5,357	388,704
Jack Henry & Associates, Inc.	2,482	341,871
Jackson Financial, Inc. Class A	3,361	344,133
†Marqeta, Inc. Class A	14,833	60,222
Mastercard, Inc. Class A	9,163	4,706,117
Merchants Bancorp	2,230	111,500
MGIC Investment Corp.	10,457	294,887
†NCR Atleos Corp.	3,854	167,302
†NMI Holdings, Inc. Class A	4,487	184,371
†Onity Group, Inc.	526	20,908
†Paymentus Holdings, Inc. Class A	1,355	32,737
†Payoneer Global, Inc.	3,845	27,376
PayPal Holdings, Inc.	16,850	727,583
†Paysafe Ltd.	2,000	14,940
†Paysign, Inc.	3,867	31,671
PennyMac Financial Services, Inc.	2,498	217,576
Radian Group, Inc.	2,793	105,212
†Remitly Global, Inc.	7,449	166,932
†Repay Holdings Corp.	2,875	12,075
†Rocket Cos., Inc. Class A	29,790	469,192
†Security National Financial Corp. Class A	1,496	14,496
†Sezzle, Inc.	657	112,761
†Toast, Inc. Class A	3,715	103,351
UWM Holdings Corp.	14,000	32,060
†Velocity Financial, Inc.	941	17,371
Visa, Inc. Class A	18,720	6,422,645
Voya Financial, Inc.	4,363	394,982
Walker & Dunlop, Inc.	1,364	74,611
Waterstone Financial, Inc.	2,626	54,437
Western Union Co.	10,191	78,471
†WEX, Inc.	1,697	239,430
		28,350,809
Food Products–0.80%
Alico, Inc.	310	12,825
Archer-Daniels-Midland Co.	7,862	600,657
B&G Foods, Inc.	4,796	19,088
Bunge Global SA	4,864	519,135
Cal-Maine Foods, Inc.	2,209	177,957
Campbell's Co.	9,574	213,213
LVIP Dimensional U.S. Core Equity 2 Fund-12

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Coffee Holding Co., Inc.	2,512	$8,390
Conagra Brands, Inc.	13,369	179,947
†Darling Ingredients, Inc.	4,241	231,643
Del Monte Corp.	3,707	103,462
Dole PLC	3,550	48,706
Flowers Foods, Inc.	9,122	72,064
†Freshpet, Inc.	1,424	84,187
General Mills, Inc.	13,375	465,450
†Hain Celestial Group, Inc.	1,056	592
Hershey Co.	3,085	541,263
Hormel Foods Corp.	10,944	271,630
Ingredion, Inc.	3,068	290,570
J&J Snack Foods Corp.	935	68,676
J.M. Smucker Co.	3,225	362,812
John B Sanfilippo & Son, Inc.	320	27,517
Kraft Heinz Co.	12,985	306,706
Lamb Weston Holdings, Inc.	4,444	191,892
†Lifeway Foods, Inc.	699	20,858
Limoneira Co.	992	13,025
†Mama's Creations, Inc.	2,663	47,535
Marzetti Co.	1,158	132,197
McCormick & Co., Inc.	6,304	317,885
†Mission Produce, Inc.	3,277	38,636
Mondelez International, Inc. Class A	15,095	873,095
Pilgrim's Pride Corp.	4,771	134,113
†Post Holdings, Inc.	2,278	201,056
Seaboard Corp.	37	165,180
†Seneca Foods Corp. Class A	442	76,856
†Simply Good Foods Co.	4,668	61,991
Tootsie Roll Industries, Inc.	1,847	73,049
Tyson Foods, Inc. Class A	7,116	407,391
Utz Brands, Inc.	1,872	14,414
†Vital Farms, Inc.	1,481	17,224
		7,392,887
Gas Utilities–0.20%
Atmos Energy Corp.	1,931	332,653
Chesapeake Utilities Corp.	908	111,212
MDU Resources Group, Inc.	10,535	223,447
National Fuel Gas Co.	3,166	244,447
New Jersey Resources Corp.	5,525	309,621
Northwest Natural Holding Co.	1,338	65,642
ONE Gas, Inc.	1,769	136,337
RGC Resources, Inc.	1,002	23,948
Southwest Gas Holdings, Inc.	1,839	163,083
Spire, Inc.	1,861	145,326
UGI Corp.	1,884	65,073
		1,820,789
Ground Transportation–1.23%
ArcBest Corp.	925	132,774
†Avis Budget Group, Inc.	121	17,887
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Covenant Logistics Group, Inc.	1,918	$84,737
CSX Corp.	23,542	1,118,951
†Fedex Freight Holding Co., Inc.	2,070	312,570
Heartland Express, Inc.	3,986	60,667
†Hertz Global Holdings, Inc.	13,464	30,496
JB Hunt Transport Services, Inc.	3,828	1,107,938
Knight-Swift Transportation Holdings, Inc.	6,295	490,192
Landstar System, Inc.	1,020	210,946
†Lyft, Inc. Class A	3,247	47,439
Marten Transport Ltd.	4,686	81,302
Norfolk Southern Corp.	3,627	1,141,018
Old Dominion Freight Line, Inc.	3,216	696,586
†PAMT Corp.	2,728	38,219
†RXO, Inc.	4,881	134,667
Ryder System, Inc.	2,098	553,389
†Saia, Inc.	580	244,273
Schneider National, Inc. Class B	3,047	111,307
†Uber Technologies, Inc.	7,229	521,645
†U-Haul Holding Co.	7,427	435,759
Union Pacific Corp.	9,540	2,594,880
Universal Logistics Holdings, Inc.	2,167	32,072
Werner Enterprises, Inc.	3,088	134,668
†XPO, Inc.	4,648	954,188
		11,288,570
Health Care Equipment & Supplies–1.29%
Abbott Laboratories	15,769	1,430,879
†Accuray, Inc.	473	122
Acme United Corp.	172	8,208
†Align Technology, Inc.	1,231	207,620
†AngioDynamics, Inc.	3,064	39,863
†Artivion, Inc.	2,557	57,456
†AtriCure, Inc.	1,808	50,588
Baxter International, Inc.	12,243	261,021
Becton Dickinson & Co.	5,208	788,127
†Bioventus, Inc. Class A	4,313	40,715
†Boston Scientific Corp.	9,725	415,063
CONMED Corp.	1,545	50,568
†Cooper Cos., Inc.	4,032	289,135
Dentsply Sirona, Inc.	5,874	62,323
†Dexcom, Inc.	3,865	260,308
†Edwards Lifesciences Corp.	6,023	544,841
†Electromed, Inc.	1,109	46,911
Embecta Corp.	547	1,783
†Enovis Corp.	2,217	45,892
†Envista Holdings Corp.	7,903	208,244
GE HealthCare Technologies, Inc.	8,446	540,628
LVIP Dimensional U.S. Core Equity 2 Fund-13

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Globus Medical, Inc. Class A	1,855	$146,564
†Haemonetics Corp.	1,802	135,150
†ICU Medical, Inc.	685	100,421
†IDEXX Laboratories, Inc.	1,392	732,804
†Inogen, Inc.	962	6,205
†Inspire Medical Systems, Inc.	204	9,100
†Insulet Corp.	1,078	164,125
†Integer Holdings Corp.	1,583	147,931
†Integra LifeSciences Holdings Corp.	3,804	68,320
†Intuitive Surgical, Inc.	1,027	408,417
iRadimed Corp.	396	37,842
†Kewaunee Scientific Corp.	820	29,126
†Lantheus Holdings, Inc.	2,205	244,623
LeMaitre Vascular, Inc.	1,009	96,824
†LivaNova PLC	3,030	249,157
Medtronic PLC	10,996	860,217
†Merit Medical Systems, Inc.	2,376	164,752
†Neogen Corp.	6,909	62,112
†Novocure Ltd.	3,568	54,055
=†OmniAb, Inc. Earnout Shares	344	0
=†OmniAb, Inc. Earnout Shares.	344	0
†Omnicell, Inc.	1,495	62,072
†OraSure Technologies, Inc.	3,929	17,523
†Orthofix Medical, Inc.	1,905	17,412
†OrthoPediatrics Corp.	500	9,565
†Penumbra, Inc.	250	78,938
†QuidelOrtho Corp.	361	6,323
ResMed, Inc.	2,330	454,070
†SI-BONE, Inc.	200	3,264
†Sight Sciences, Inc.	2,357	12,775
†Solventum Corp.	678	52,308
†STAAR Surgical Co.	327	9,382
STERIS PLC	2,068	435,459
Stryker Corp.	2,241	705,556
†Tactile Systems Technology, Inc.	2,636	78,500
Teleflex, Inc.	1,357	172,013
†TransMedics Group, Inc.	1,048	69,608
†UFP Technologies, Inc.	419	111,089
Utah Medical Products, Inc.	304	20,970
†Varex Imaging Corp.	2,809	29,298
Zimmer Biomet Holdings, Inc.	4,704	404,967
		11,819,132
Health Care Providers & Services–1.99%
†Acadia Healthcare Co., Inc.	3,719	109,822
†Accendra Health, Inc.	4,089	13,984
†AdaptHealth Corp.	3,161	32,938
†Addus HomeCare Corp.	1,037	104,187
†agilon health, Inc.	223	23,901
†AMN Healthcare Services, Inc.	1,557	50,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Astrana Health, Inc.	3,028	$140,530
†BrightSpring Health Services, Inc.	2,796	194,993
†Brookdale Senior Living, Inc.	10,338	166,338
Cardinal Health, Inc.	2,663	632,622
†Castle Biosciences, Inc.	800	19,080
Cencora, Inc.	3,369	953,360
†Centene Corp.	8,164	524,047
Chemed Corp.	585	272,458
Cigna Group	4,169	1,149,310
†Community Health Systems, Inc.	5,888	19,666
Concentra Group Holdings Parent, Inc.	4,726	140,599
†CorVel Corp.	2,129	133,105
†Cross Country Healthcare, Inc.	2,183	28,837
CVS Health Corp.	10,293	1,064,811
†DaVita, Inc.	1,655	368,204
Elevance Health, Inc.	2,909	1,124,998
Encompass Health Corp.	4,816	486,801
Ensign Group, Inc.	2,961	474,648
†Fulgent Genetics, Inc.	885	18,160
†Guardian Pharmacy Services, Inc. Class A	553	23,154
HCA Healthcare, Inc.	823	320,879
†HealthEquity, Inc.	3,352	302,753
†Henry Schein, Inc.	4,163	347,694
Humana, Inc.	1,871	743,199
†InfuSystem Holdings, Inc.	1,714	16,540
†Joint Corp.	300	2,634
Labcorp Holdings, Inc.	2,170	607,600
†LifeStance Health Group, Inc.	14,300	153,153
McKesson Corp.	481	363,444
†Molina Healthcare, Inc.	1,694	387,418
National HealthCare Corp.	1,056	223,196
†NeoGenomics, Inc.	5,840	85,206
NRC Health	1,656	35,720
†OPKO Health, Inc.	13,338	20,007
†Option Care Health, Inc.	5,646	118,397
†PACS Group, Inc.	945	40,295
†Pediatrix Medical Group, Inc.	5,330	135,009
†Pennant Group, Inc.	1,314	48,552
†Privia Health Group, Inc.	3,861	99,344
†Progyny, Inc.	2,014	58,064
Quest Diagnostics, Inc.	2,834	600,666
†RadNet, Inc.	3,063	188,895
Select Medical Holdings Corp.	5,857	96,699
†Strata Critical Medical, Inc.	5,327	28,073
†Surgery Partners, Inc.	4,969	83,479
†Tenet Healthcare Corp.	4,914	919,311
U.S. Physical Therapy, Inc.	363	24,931
LVIP Dimensional U.S. Core Equity 2 Fund-14

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	8,564	$3,559,455
Universal Health Services, Inc. Class B	2,501	371,874
		18,253,440
Health Care Technology–0.06%
†American Well Corp. Class A	263	2,399
†CareCloud, Inc.	4,933	10,458
†Certara, Inc.	6,060	39,693
†Definitive Healthcare Corp.	3,780	3,141
†Doximity, Inc. Class A	1,110	23,021
†Evolent Health, Inc. Class A	6,148	33,322
†GoodRx Holdings, Inc. Class A	4,994	14,383
†Health Catalyst, Inc.	2,400	4,776
HealthStream, Inc.	2,713	73,929
†OptimizeRx Corp.	1,975	11,297
†Phreesia, Inc.	480	4,939
†Schrodinger, Inc.	1,902	30,908
†Simulations Plus, Inc.	804	14,721
†Teladoc Health, Inc.	6,301	53,432
†TruBridge, Inc.	313	8,204
†Veeva Systems, Inc. Class A	1,418	251,652
		580,275
Hotels, Restaurants & Leisure–1.66%
†Airbnb, Inc. Class A	1,308	187,175
Aramark	9,872	561,717
†Biglari Holdings, Inc. Class A	136	66,333
†BJ's Restaurants, Inc.	1,840	111,752
Bloomin' Brands, Inc.	3,646	33,324
Booking Holdings, Inc.	3,045	542,741
Boyd Gaming Corp.	1,926	170,124
Brightstar Lottery PLC	3,976	42,623
†Brinker International, Inc.	1,880	315,840
†Caesars Entertainment, Inc.	5,797	174,953
Carnival Corp. Ltd.	30,387	868,157
†Cava Group, Inc.	1,216	95,432
Cheesecake Factory, Inc.	2,597	206,565
†Chipotle Mexican Grill, Inc.	15,150	515,100
Choice Hotels International, Inc.	1,626	179,299
Churchill Downs, Inc.	2,699	241,938
Cracker Barrel Old Country Store, Inc.	903	48,130
Darden Restaurants, Inc.	2,981	614,116
†Dave & Buster's Entertainment, Inc.	1,895	21,603
Dine Brands Global, Inc.	552	19,817
Domino's Pizza, Inc.	622	184,137
†DoorDash, Inc. Class A	896	165,339
†Dutch Bros, Inc. Class A	1,415	101,611
†El Pollo Loco Holdings, Inc.	3,403	57,715
Expedia Group, Inc.	2,162	553,212
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†First Watch Restaurant Group, Inc.	3,027	$39,018
†Flutter Entertainment PLC	2,057	210,164
†Global Business Travel Group I	5,626	52,828
†Hilton Grand Vacations, Inc.	4,059	212,570
Hilton Worldwide Holdings, Inc.	1,452	479,828
Hyatt Hotels Corp. Class A	1,426	276,416
†Krispy Kreme, Inc.	6,170	21,780
†Kura Sushi USA, Inc. Class A	610	35,112
Las Vegas Sands Corp.	10,582	488,783
†Life Time Group Holdings, Inc.	7,126	291,026
†Lindblad Expeditions Holdings, Inc.	3,554	100,365
Marriott International, Inc. Class A	935	346,502
Marriott Vacations Worldwide Corp.	1,552	158,118
McDonald's Corp.	2,746	742,271
†MGM Resorts International	7,173	342,941
†Norwegian Cruise Line Holdings Ltd.	11,656	246,058
Papa John's International, Inc.	828	30,445
†Penn Entertainment, Inc.	3,322	70,958
†Planet Fitness, Inc. Class A	1,279	66,725
†Portillo's, Inc. Class A	1,400	6,636
†Pursuit Attractions & Hospitality, Inc.	1,218	68,171
†Rave Restaurant Group, Inc.	3,893	12,730
Red Rock Resorts, Inc. Class A	2,553	166,098
Royal Caribbean Cruises Ltd.	5,264	1,671,478
†Rush Street Interactive, Inc.	3,305	98,291
†Sabre Corp.	5,918	12,369
†Shake Shack, Inc. Class A	835	46,777
Starbucks Corp.	4,736	483,972
†Sweetgreen, Inc. Class A	5,021	44,235
†Target Hospitality Corp.	1,687	34,347
Texas Roadhouse, Inc.	3,057	590,704
Travel & Leisure Co.	1,976	151,026
†United Parks & Resorts, Inc.	1,671	79,773
Vail Resorts, Inc.	1,427	194,286
†Viking Holdings Ltd.	1,716	179,614
Wendy's Co.	5,418	44,915
Wingstop, Inc.	778	134,913
Wyndham Hotels & Resorts, Inc.	3,206	269,977
Wynn Resorts Ltd.	1,444	140,198
Yum! Brands, Inc.	3,152	503,879
		15,225,050
LVIP Dimensional U.S. Core Equity 2 Fund-15

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.98%
Bassett Furniture Industries, Inc.	722	$12,794
†Beazer Homes USA, Inc.	2,298	64,459
†Cavco Industries, Inc.	394	242,066
Century Communities, Inc.	1,188	85,132
†Champion Homes, Inc.	2,254	198,622
Cricut, Inc. Class A	5,026	22,064
Dr. Horton, Inc.	4,623	752,994
†Dream Finders Homes, Inc. Class A	1,113	19,210
Ethan Allen Interiors, Inc.	1,750	39,095
Flexsteel Industries, Inc.	419	31,207
Garmin Ltd.	2,987	709,532
†GoPro, Inc. Class A	2,100	1,634
†Green Brick Partners, Inc.	1,970	157,679
Hamilton Beach Brands Holding Co. Class A	652	15,016
†Helen of Troy Ltd.	919	26,715
Hooker Furnishings Corp.	831	14,817
†Hovnanian Enterprises, Inc. Class A	551	78,468
Installed Building Products, Inc.	1,364	313,502
KB Home	2,600	162,734
La-Z-Boy, Inc.	2,702	108,404
†Legacy Housing Corp.	594	15,604
Leggett & Platt, Inc.	7,210	84,429
Lennar Corp. Class A	4,555	411,180
†LGI Homes, Inc.	1,190	75,779
Lifetime Brands, Inc.	785	6,696
†Lovesac Co.	603	10,064
†M/I Homes, Inc.	1,091	175,422
Meritage Homes Corp.	3,348	280,730
†Mohawk Industries, Inc.	2,110	256,006
Newell Brands, Inc.	14,612	89,718
†NVR, Inc.	121	824,421
PulteGroup, Inc.	6,526	895,432
†SharkNinja, Inc.	4,229	643,950
Somnigroup International, Inc.	7,314	573,418
†Sonos, Inc.	2,987	40,414
†Taylor Morrison Home Corp.	5,362	384,670
Toll Brothers, Inc.	4,110	677,122
†TopBuild Corp.	1,277	452,735
†Universal Electronics, Inc.	867	4,136
Whirlpool Corp.	480	18,922
		8,976,992
Household Products–0.73%
†Central Garden & Pet Co.	3,810	152,693
Church & Dwight Co., Inc.	5,791	561,032
Clorox Co.	2,258	215,504
Colgate-Palmolive Co.	8,277	758,835
Energizer Holdings, Inc.	2,174	46,611
Kimberly-Clark Corp.	5,037	552,911
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Oil-Dri Corp. of America	564	$57,646
Procter & Gamble Co.	27,759	4,070,580
Reynolds Consumer Products, Inc.	3,583	96,204
Spectrum Brands Holdings, Inc.	1,235	105,901
WD-40 Co.	501	122,064
		6,739,981
Independent Power and Renewable Electricity Producers–0.21%
AES Corp.	8,298	121,649
Clearway Energy, Inc. Class C	4,296	146,837
†Hallador Energy Co.	3,632	63,161
†Montauk Renewables, Inc.	2,515	3,923
Ormat Technologies, Inc.	2,624	285,754
†Spruce Power Holding Corp.	637	1,643
†Talen Energy Corp.	104	39,963
Vistra Corp.	7,729	1,226,051
		1,888,981
Industrial Conglomerates–0.17%
3M Co.	5,816	941,669
Honeywell International, Inc.	2,938	657,818
		1,599,487
Insurance–3.27%
Aflac, Inc.	8,193	960,629
Allstate Corp.	5,808	1,381,956
American Coastal Insurance Corp. Class C	900	9,990
American Financial Group, Inc.	4,026	563,398
American International Group, Inc.	12,139	904,720
AMERISAFE, Inc.	1,468	49,662
Aon PLC Class A	4,255	1,411,341
†Arch Capital Group Ltd.	10,534	1,022,430
Arthur J Gallagher & Co.	2,027	465,338
Assurant, Inc.	2,383	639,907
Assured Guaranty Ltd.	2,757	221,001
Axis Capital Holdings Ltd.	4,103	440,826
†Baldwin Insurance Group, Inc.	2,221	59,034
†Bowhead Specialty Holdings, Inc.	609	18,227
†Brighthouse Financial, Inc.	2,418	153,059
Brown & Brown, Inc.	6,490	416,334
Chubb Ltd.	3,997	1,361,938
Cincinnati Financial Corp.	3,594	665,393
CNO Financial Group, Inc.	5,000	254,900
Crawford & Co. Class A	3,914	41,915
Donegal Group, Inc. Class A	996	18,785
†eHealth, Inc.	1,543	2,299
Employers Holdings, Inc.	1,797	90,713
Erie Indemnity Co. Class A	736	176,456
LVIP Dimensional U.S. Core Equity 2 Fund-16

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Everest Group Ltd.	1,231	$439,750
F&G Annuities & Life, Inc.	1,805	47,995
Fidelity National Financial, Inc.	11,124	524,608
First American Financial Corp.	4,945	339,178
†Genworth Financial, Inc. Class A	18,228	172,619
Globe Life, Inc.	3,645	651,289
†Goosehead Insurance, Inc. Class A	189	9,167
†Greenlight Capital Re Ltd. Class A	1,907	30,855
Hamilton Insurance Group Ltd. Class B	464	15,748
Hanover Insurance Group, Inc.	1,705	365,075
Hartford Insurance Group, Inc.	9,396	1,245,158
HCI Group, Inc.	834	146,159
†Heritage Insurance Holdings, Inc.	2,393	62,409
†Hippo Holdings, Inc.	320	9,043
Horace Mann Educators Corp.	2,359	121,842
Investors Title Co.	124	33,936
James River Group Holdings, Inc.	1,705	7,502
Kemper Corp.	3,233	87,162
†Kestrel Group Ltd.	276	2,484
Kinsale Capital Group, Inc.	763	251,645
Loews Corp.	5,944	672,920
†Markel Group, Inc.	350	683,554
Marsh & McLennan Cos., Inc.	5,082	847,017
Mercury General Corp.	3,056	325,831
MetLife, Inc.	17,668	1,494,889
†NI Holdings, Inc.	863	13,558
†Octave Specialty Group, Inc.	2,234	13,940
Old Republic International Corp.	10,586	433,179
†Oscar Health, Inc. Class A	7,674	218,862
†Palomar Holdings, Inc.	598	75,581
Pelagos Insurance Capital Ltd.	1,261	30,705
Primerica, Inc.	1,693	481,151
Principal Financial Group, Inc.	7,348	791,967
Progressive Corp.	6,028	1,316,817
Prudential Financial, Inc.	5,692	614,338
Reinsurance Group of America, Inc.	2,470	525,246
RenaissanceRe Holdings Ltd.	1,845	584,681
RLI Corp.	3,617	213,656
Safety Insurance Group, Inc.	1,159	86,763
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Selective Insurance Group, Inc.	2,641	$256,203
†Selectquote, Inc.	567	477
†SiriusPoint Ltd.	7,714	185,136
†Skyward Specialty Insurance Group, Inc.	1,855	108,239
Stewart Information Services Corp.	1,688	111,442
Tiptree, Inc.	1,600	28,672
Travelers Cos., Inc.	5,279	1,742,703
†Trupanion, Inc.	711	17,611
United Fire Group, Inc.	2,034	106,663
Universal Insurance Holdings, Inc.	1,326	54,843
Unum Group	6,174	551,956
W.R. Berkley Corp.	8,009	564,875
White Mountains Insurance Group Ltd.	150	311,009
Willis Towers Watson PLC	2,355	615,526
		29,973,885
Interactive Media & Services–4.78%
Alphabet, Inc. Class A	70,399	25,026,217
†Angi, Inc.	163	970
†Bumble, Inc. Class A	6,388	20,442
†Cargurus, Inc.	1,477	50,351
†Cars.com, Inc.	3,451	37,754
†DHI Group, Inc.	3,155	11,705
†EverQuote, Inc. Class A	500	11,895
†Grindr, Inc.	2,694	38,713
†IZEA Worldwide, Inc.	2,915	10,786
Match Group, Inc.	5,468	208,057
†MediaAlpha, Inc. Class A	5,155	64,798
Meta Platforms, Inc. Class A	31,391	17,682,236
†Pinterest, Inc. Class A	7,883	165,780
†QuinStreet, Inc.	3,300	48,345
†Reddit, Inc. Class A	715	124,110
Shutterstock, Inc.	1,614	22,515
†Snap, Inc. Class A	13,114	58,226
†TripAdvisor, Inc.	4,675	64,094
†Yelp, Inc.	2,364	57,965
Zedge, Inc. Class B	591	1,832
†Ziff Davis, Inc.	1,954	102,331
†ZoomInfo Technologies, Inc.	9,790	28,685
		43,837,807
IT Services–1.01%
Accenture PLC Class A	6,134	763,315
†Akamai Technologies, Inc.	4,082	482,533
Amdocs Ltd.	4,487	226,773
†Cloudflare, Inc. Class A	314	77,018
Cognizant Technology Solutions Corp. Class A	10,584	409,918
†CoreWeave, Inc. Class A	4,684	466,245
†Crexendo, Inc.	2,357	17,607
LVIP Dimensional U.S. Core Equity 2 Fund-17

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†DigitalOcean Holdings, Inc.	1,949	$306,052
†DXC Technology Co.	6,346	56,162
†EPAM Systems, Inc.	1,255	99,584
†Everforth, Inc.	1,612	28,806
†Fastly, Inc. Class A	5,634	103,440
†Gartner, Inc.	1,554	201,430
†Globant SA	1,310	37,911
†GoDaddy, Inc. Class A	2,711	230,110
†Grid Dynamics Holdings, Inc.	2,155	12,240
Hackett Group, Inc.	2,748	29,596
Information Services Group, Inc.	2,900	11,919
International Business Machines Corp.	12,747	3,584,584
†Kyndryl Holdings, Inc.	8,035	90,876
†MongoDB, Inc.	598	200,868
†Okta, Inc.	3,353	457,517
=†Pivotal Software, Inc.	3,203	299
†Research Solutions, Inc.	3,554	8,245
†Snowflake, Inc. Class A	442	112,489
†Tucows, Inc. Class A	755	10,170
†Twilio, Inc. Class A	4,149	856,063
†Unisys Corp.	1,659	6,072
VeriSign, Inc.	1,380	347,153
		9,234,995
Leisure Products–0.16%
Acushnet Holdings Corp.	2,901	343,856
†American Outdoor Brands, Inc.	1,803	21,167
Brunswick Corp.	2,522	212,453
†Callaway Golf Co.	7,331	137,750
Escalade, Inc.	592	11,118
†Funko, Inc. Class A	1,250	7,350
Hasbro, Inc.	1,635	135,035
JAKKS Pacific, Inc.	616	14,340
Johnson Outdoors, Inc. Class A	436	20,073
†Latham Group, Inc.	1,598	10,339
†Malibu Boats, Inc. Class A	1,084	29,734
†MasterCraft Boat Holdings, Inc.	1,494	38,575
†Mattel, Inc.	14,713	204,216
Polaris, Inc.	2,368	162,066
Smith & Wesson Brands, Inc.	2,575	38,728
Sturm Ruger & Co., Inc.	168	6,359
†YETI Holdings, Inc.	1,966	97,435
		1,490,594
Life Sciences Tools & Services–0.91%
†10X Genomics, Inc. Class A	1,470	56,360
Agilent Technologies, Inc.	4,402	584,718
†Alpha Teknova, Inc.	1,800	10,224
†Avantor, Inc.	13,009	128,789
†Azenta, Inc.	1,794	45,783
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†BioLife Solutions, Inc.	3,097	$87,459
†Bio-Rad Laboratories, Inc. Class A	570	167,358
Bio-Techne Corp.	2,920	206,298
Bruker Corp.	4,639	279,175
†Champions Oncology, Inc.	279	1,719
†Charles River Laboratories International, Inc.	1,615	366,266
†CryoPort, Inc.	2,671	41,935
†Cytek Biosciences, Inc.	2,976	13,184
Danaher Corp.	4,618	879,636
†Fortrea Holdings, Inc.	3,037	52,844
†Ginkgo Bioworks Holdings, Inc.	2,076	20,573
†Harvard Bioscience, Inc.	601	3,696
†ICON PLC	90	15,634
†Illumina, Inc.	1,543	271,306
†IQVIA Holdings, Inc.	4,668	901,951
†Maravai LifeSciences Holdings, Inc. Class A	5,321	33,203
†Medpace Holdings, Inc.	909	481,397
Mesa Laboratories, Inc.	221	22,000
†Mettler-Toledo International, Inc.	245	312,990
†Nautilus Biotechnology, Inc.	5,121	9,576
†OmniAb, Inc.	4,454	10,957
†Pacific Biosciences of California, Inc.	7,405	12,440
†Quanterix Corp.	1,218	5,262
†Repligen Corp.	1,464	199,748
Revvity, Inc.	2,954	328,662
†Seer, Inc.	2,828	4,694
†Sotera Health Co.	9,153	162,466
Thermo Fisher Scientific, Inc.	2,577	1,292,005
†Waters Corp.	2,286	857,341
West Pharmaceutical Services, Inc.	1,251	449,109
		8,316,758
Machinery–3.33%
†3D Systems Corp.	6,912	20,874
Aebi Schmidt Holding AG	2,466	30,948
AGCO Corp.	3,171	379,569
Alamo Group, Inc.	568	93,430
Albany International Corp. Class A	1,256	93,572
Allison Transmission Holdings, Inc.	4,609	519,619
Astec Industries, Inc.	1,462	89,460
Atmus Filtration Technologies, Inc.	1,726	88,009
†Blue Bird Corp.	812	64,115
Caterpillar, Inc.	5,199	5,536,415
†CECO Environmental Corp.	2,522	228,875
LVIP Dimensional U.S. Core Equity 2 Fund-18

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Chicago Rivet & Machine Co.	189	$1,967
CNH Industrial NV	43,442	487,854
Columbus McKinnon Corp.	1,631	24,677
†Commercial Vehicle Group, Inc.	4,182	19,321
Crane Co.	2,254	502,800
Cummins, Inc.	1,687	1,203,185
Deere & Co.	2,159	1,369,518
Donaldson Co., Inc.	5,652	507,380
Douglas Dynamics, Inc.	1,386	74,775
Dover Corp.	2,127	477,044
Eastern Co.	515	14,343
†Energy Recovery, Inc.	2,984	26,916
Enerpac Tool Group Corp.	2,890	103,635
Enpro, Inc.	964	363,360
Esab Corp.	2,239	220,833
ESCO Technologies, Inc.	1,049	367,192
Federal Signal Corp.	3,265	419,520
Flowserve Corp.	5,099	378,142
Fortive Corp.	7,404	452,310
Franklin Electric Co., Inc.	2,175	233,138
†Gates Industrial Corp. PLC	3,772	105,503
†Gencor Industries, Inc.	1,204	17,964
Gorman-Rupp Co.	1,456	133,573
Graco, Inc.	3,675	277,867
†Graham Corp.	501	62,019
Greenbrier Cos., Inc.	1,754	85,963
Helios Technologies, Inc.	1,831	163,417
†Hillman Solutions Corp.	9,490	80,096
†Hurco Cos., Inc.	300	6,868
Hyster-Yale, Inc.	834	29,240
IDEX Corp.	1,637	371,517
Illinois Tool Works, Inc.	4,759	1,287,167
Ingersoll Rand, Inc.	6,589	540,232
ITT, Inc.	3,319	656,365
Kadant, Inc.	541	169,998
Kennametal, Inc.	5,039	176,617
†L.B. Foster Co. Class A	762	34,419
Lincoln Electric Holdings, Inc.	3,420	908,044
Lindsay Corp.	475	58,805
Luxfer Holdings PLC	1,289	23,254
†Manitowoc Co., Inc.	3,195	44,379
†Mayville Engineering Co., Inc.	557	20,865
†Middleby Corp.	2,183	375,498
Miller Industries, Inc.	637	32,583
Mueller Industries, Inc.	4,889	601,005
Mueller Water Products, Inc. Class A	7,066	182,515
†NN, Inc.	5,648	20,276
Nordson Corp.	1,271	383,448
Omega Flex, Inc.	460	14,439
Oshkosh Corp.	3,530	541,784
Otis Worldwide Corp.	5,390	385,924
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
PACCAR, Inc.	8,875	$1,066,065
Parker-Hannifin Corp.	749	732,612
Park-Ohio Holdings Corp.	1,241	47,716
Pentair PLC	7,086	543,213
†Perma-Pipe International Holdings, Inc.	757	20,613
†Proto Labs, Inc.	1,067	86,971
†RBC Bearings, Inc.	700	450,842
Snap-on, Inc.	1,224	492,538
†SPX Technologies, Inc.	2,330	571,246
Standex International Corp.	584	208,879
Stanley Black & Decker, Inc.	4,384	412,622
†Symbotic, Inc.	888	39,916
†Taylor Devices, Inc.	331	19,423
†TechPrecision Corp.	3,408	17,858
Tennant Co.	863	75,547
Terex Corp.	5,428	392,933
Timken Co.	3,302	479,847
†Titan International, Inc.	2,315	17,849
Toro Co.	3,348	326,162
Trinity Industries, Inc.	4,690	162,180
Twin Disc, Inc.	600	13,920
Wabash National Corp.	2,605	35,167
Watts Water Technologies, Inc. Class A	1,503	588,349
Westinghouse Air Brake Technologies Corp.	3,345	901,812
Worthington Enterprises, Inc.	2,613	140,475
Xylem, Inc.	4,694	554,878
		30,584,073
Marine Transportation–0.08%
†Costamare Bulkers Holdings Ltd.	1,271	22,319
Costamare, Inc.	6,357	89,125
Genco Shipping & Trading Ltd.	2,086	51,691
†Kirby Corp.	2,086	283,633
Matson, Inc.	1,373	263,932
Pangaea Logistics Solutions Ltd.	3,860	25,090
		735,790
Media–0.47%
†Advantage Solutions, Inc.	238	10,291
†AMC Global Media, Inc. Class A	1,659	16,557
†Bloomia Holdings, Inc.	582	2,089
†Boston Omaha Corp. Class A	1,027	14,008
†Cable One, Inc.	196	10,410
†Charter Communications, Inc. Class A	3,710	527,599
†comScore, Inc.	1,590	11,734
†DoubleVerify Holdings, Inc.	2,056	22,287
LVIP Dimensional U.S. Core Equity 2 Fund-19

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†EW Scripps Co. Class A	5,690	$15,761
Fox Corp. Class A	13,158	648,347
†Gambling.com Group Ltd.	2,200	4,180
Gray Media, Inc.	5,362	21,287
John Wiley & Sons, Inc. Class A	1,790	86,833
†Liberty Broadband Corp. Class A	3,606	119,950
†Magnite, Inc.	7,190	136,466
†Marchex, Inc. Class B	5,340	8,597
New York Times Co. Class A	6,656	465,787
News Corp. Class A	17,038	440,928
Nexstar Media Group, Inc.	2,010	358,966
Omnicom Group, Inc.	12,685	923,849
Paramount Skydance Corp. Class B	9,458	93,256
†PubMatic, Inc. Class A	1,163	15,259
Saga Communications, Inc. Class A	635	5,759
Scholastic Corp.	1,560	71,760
Sinclair, Inc.	911	12,982
Sirius XM Holdings, Inc.	898	26,527
†Stagwell, Inc.	4,200	31,206
†TechTarget, Inc.	959	3,452
†Trade Desk, Inc. Class A	1,770	32,002
†Urban One, Inc.	382	1,761
†USA TODAY Co., Inc.	11,594	99,129
Versant Media Group, Inc.	2,579	92,870
		4,331,889
Metals & Mining–1.04%
Alcoa Corp.	11,273	587,774
†Alpha Metallurgical Resources, Inc.	638	105,232
†Ampco-Pittsburgh Corp.	782	6,764
Caledonia Mining Corp. PLC	1,249	23,856
†Century Aluminum Co.	4,059	186,755
†Cleveland-Cliffs, Inc.	17,895	168,034
Coeur Mining, Inc.	22,731	370,970
Commercial Metals Co.	5,700	357,675
†Compass Minerals International, Inc.	2,029	63,163
†Dakota Gold Corp.	2,786	11,868
Ferroglobe PLC	9,406	29,911
Fortitude Gold Corp.	1,049	5,234
Freeport-McMoRan, Inc.	16,140	1,015,045
Friedman Industries, Inc.	5	161
Hecla Mining Co.	36,267	559,600
Kaiser Aluminum Corp.	589	115,226
Materion Corp.	861	256,053
†McEwen, Inc.	2,703	49,005
†Metallus, Inc.	3,184	59,509
†MP Materials Corp.	4,309	241,347
Newmont Corp.	17,010	1,588,734
†Nexa Resources SA	4,710	57,650
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Nucor Corp.	5,010	$1,115,977
†Ramaco Resources, Inc. Class A	1,465	19,127
Reliance, Inc.	2,061	769,990
Royal Gold, Inc.	1,959	391,036
Ryerson Holding Corp.	3,108	76,488
Southern Copper Corp.	1,102	192,035
Steel Dynamics, Inc.	3,330	764,102
SunCoke Energy, Inc.	6,128	49,330
†Tredegar Corp.	3,415	27,183
Warrior Met Coal, Inc.	2,150	174,494
Worthington Steel, Inc.	2,618	87,912
		9,527,240
Multi-Utilities–0.47%
Ameren Corp.	3,228	364,893
Avista Corp.	2,686	109,884
Black Hills Corp.	964	71,722
CenterPoint Energy, Inc.	7,407	326,204
CMS Energy Corp.	5,086	389,079
Consolidated Edison, Inc.	4,231	468,075
Dominion Energy, Inc.	5,531	377,712
DTE Energy Co.	2,426	369,650
NiSource, Inc.	8,491	403,747
Northwestern Energy Group, Inc.	1,697	121,539
Public Service Enterprise Group, Inc.	5,861	475,679
Sempra	4,488	416,082
Unitil Corp.	1,166	61,437
WEC Energy Group, Inc.	3,452	403,090
		4,358,793
Oil, Gas & Consumable Fuels–3.98%
†Amplify Energy Corp.	3,085	12,278
Antero Midstream Corp.	21,390	486,622
†Antero Resources Corp.	8,049	282,842
APA Corp.	13,282	432,595
Ardmore Shipping Corp.	2,791	39,102
†Battalion Oil Corp.	29	38
California Resources Corp.	4,553	240,717
†Centrus Energy Corp. Class A	700	117,509
Cheniere Energy, Inc.	4,950	1,183,099
Chevron Corp.	20,445	3,388,963
Chord Energy Corp.	671	76,695
†Clean Energy Fuels Corp.	12,425	25,471
†CNX Resources Corp.	6,573	223,022
†Comstock Resources, Inc.	11,629	173,505
ConocoPhillips	20,545	2,135,858
Core Natural Resources, Inc.	2,556	204,531
Crescent Energy Co. Class A	7,743	76,036
CVR Energy, Inc.	2,972	81,849
Delek U.S. Holdings, Inc.	707	35,923
Devon Energy Corp.	45,754	1,890,555
DHT Holdings, Inc.	9,475	156,622
LVIP Dimensional U.S. Core Equity 2 Fund-20

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	6,182	$1,086,672
Dorian LPG Ltd.	2,455	85,385
DT Midstream, Inc.	4,219	619,096
EOG Resources, Inc.	11,935	1,548,328
Epsilon Energy Ltd.	2,128	11,512
EQT Corp.	13,444	714,817
Evolution Petroleum Corp.	2,220	8,170
Excelerate Energy, Inc. Class A	1,162	44,144
Expand Energy Corp.	5,373	489,964
Exxon Mobil Corp.	46,713	6,386,601
FutureFuel Corp.	4,158	18,794
†Gran Tierra Energy, Inc.	1,556	9,725
Granite Ridge Resources, Inc.	3,316	14,624
†Green Plains, Inc.	3,877	59,628
†Gulfport Energy Corp.	473	80,268
HF Sinclair Corp.	8,304	578,374
International Seaways, Inc.	2,158	165,281
Kinder Morgan, Inc.	25,792	824,570
Kinetik Holdings, Inc.	896	43,313
†Kosmos Energy Ltd.	14,647	30,905
Magnolia Oil & Gas Corp. Class A	9,382	239,992
Marathon Petroleum Corp.	5,991	1,531,719
Matador Resources Co.	5,316	264,630
Murphy Oil Corp.	5,919	192,723
NACCO Industries, Inc. Class A	326	16,316
Nordic American Tankers Ltd.	14,832	82,169
Northern Oil & Gas, Inc.	1,139	20,673
Occidental Petroleum Corp.	19,836	963,435
ONEOK, Inc.	13,084	1,137,523
Ovintiv, Inc.	12,283	646,700
†Par Pacific Holdings, Inc.	2,667	149,565
PBF Energy, Inc. Class A	5,112	232,698
Peabody Energy Corp.	4,356	100,711
Permian Resources Corp. Class A	19,935	367,003
Phillips 66	7,353	1,243,025
†PrimeEnergy Resources Corp.	202	33,712
Range Resources Corp.	11,183	415,896
†REX American Resources Corp.	1,826	82,444
SandRidge Energy, Inc.	3,035	41,579
Scorpio Tankers, Inc.	1,997	138,312
SFL Corp. Ltd.	6,493	66,229
SM Energy Co.	4,909	128,125
†Talos Energy, Inc.	4,058	52,389
Targa Resources Corp.	4,912	1,317,104
Teekay Corp. Ltd.	3,211	32,110
Teekay Tankers Ltd. Class A	1,148	74,471
Texas Pacific Land Corp.	1,326	580,311
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Uranium Energy Corp.	12,370	$131,864
Valero Energy Corp.	4,390	1,143,332
Viper Energy, Inc. Class A	1,654	70,130
Vitesse Energy, Inc.	1,422	22,425
W&T Offshore, Inc.	4,101	12,918
Williams Cos., Inc.	11,222	834,243
World Kinect Corp.	3,200	105,408
		36,555,887
Paper & Forest Products–0.04%
†Clearwater Paper Corp.	1,500	23,520
Louisiana-Pacific Corp.	2,866	225,440
†Mercer International, Inc.	4,679	3,088
Sylvamo Corp.	1,994	75,373
		327,421
Passenger Airlines–0.56%
†Alaska Air Group, Inc.	5,673	296,131
†Allegiant Travel Co.	1,419	166,875
†American Airlines Group, Inc.	14,699	265,611
Copa Holdings SA Class A	1,558	242,378
Delta Air Lines, Inc.	18,014	1,687,191
†Frontier Group Holdings, Inc.	2,518	19,917
†JetBlue Airways Corp.	12,036	68,966
†SkyWest, Inc.	2,488	247,133
Southwest Airlines Co.	12,115	622,953
†United Airlines Holdings, Inc.	11,336	1,541,583
		5,158,738
Personal Care Products–0.17%
†BellRing Brands, Inc.	2,906	37,604
†Coty, Inc. Class A	28,705	62,003
Edgewell Personal Care Co.	3,074	82,567
†elf Beauty, Inc.	751	55,574
Estee Lauder Cos., Inc. Class A	4,841	382,197
†Herbalife Ltd.	4,218	55,467
†Honest Co., Inc.	7,804	28,563
Interparfums, Inc.	1,241	138,818
Kenvue, Inc.	31,954	610,641
Lifevantage Corp.	2,676	16,698
†Medifast, Inc.	636	6,748
Natural Health Trends Corp.	462	818
†Nature's Sunshine Products, Inc.	909	19,816
†Niagen Bioscience, Inc.	5,572	17,775
Nu Skin Enterprises, Inc. Class A	3,625	19,140
United-Guardian, Inc.	859	6,133
†USANA Health Sciences, Inc.	1,458	31,128
		1,571,690
LVIP Dimensional U.S. Core Equity 2 Fund-21

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–2.87%
†Amneal Pharmaceuticals, Inc.	8,114	$140,453
†Amphastar Pharmaceuticals, Inc.	331	6,680
†ANI Pharmaceuticals, Inc.	935	77,399
†Arvinas, Inc.	1,209	10,047
†Atea Pharmaceuticals, Inc.	4,025	18,716
Bristol-Myers Squibb Co.	34,843	2,007,654
†Collegium Pharmaceutical, Inc.	1,508	54,590
†Corcept Therapeutics, Inc.	1,139	99,036
†Crinetics Pharmaceuticals, Inc.	253	9,467
†Elanco Animal Health, Inc.	18,347	451,520
Eli Lilly & Co.	9,187	11,019,163
†Fulcrum Therapeutics, Inc.	3,143	11,503
†Harmony Biosciences Holdings, Inc.	2,848	103,696
†Harrow, Inc.	377	16,011
†Indivior Pharmaceuticals, Inc.	3,322	136,302
†Innoviva, Inc.	4,842	109,962
†Jazz Pharmaceuticals PLC	1,708	411,577
Johnson & Johnson	15,307	3,887,519
†LENZ Therapeutics, Inc.	632	3,590
†Ligand Pharmaceuticals, Inc.	909	287,326
Merck & Co., Inc.	32,287	4,148,880
†Ocular Therapeutix, Inc.	4,463	43,827
Oramed Pharmaceuticals, Inc.	2,680	12,891
Organon & Co.	1,956	26,484
†Pacira BioSciences, Inc.	2,987	75,780
Perrigo Co. PLC	4,955	51,482
Pfizer, Inc.	65,116	1,567,993
Phibro Animal Health Corp. Class A	1,490	46,786
†Pliant Therapeutics, Inc.	1,160	1,322
†Prestige Consumer Healthcare, Inc.	2,516	118,931
†Rafael Holdings, Inc. Class B	887	2,909
Royalty Pharma PLC Class A	1,499	84,049
†Scilex Holding Co.	39	304
SIGA Technologies, Inc.	4,189	15,248
†Supernus Pharmaceuticals, Inc.	3,424	159,250
†Theravance Biopharma, Inc.	2,589	44,013
Viatris, Inc.	29,225	464,093
†WaVe Life Sciences Ltd.	8,392	48,758
Zoetis, Inc.	7,692	552,747
		26,327,958
Professional Services–0.89%
Alight, Inc. Class A	6,750	3,780
†Amentum Holdings, Inc.	2,823	58,351
†Asure Software, Inc.	1,711	13,585
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Automatic Data Processing, Inc.	5,305	$1,188,055
Barrett Business Services, Inc.	1,991	70,720
BGSF, Inc.	458	2,615
Booz Allen Hamilton Holding Corp.	3,300	200,211
Broadridge Financial Solutions, Inc.	2,450	335,527
†CACI International, Inc. Class A	967	447,972
†CBIZ, Inc.	1,981	63,550
†Clarivate PLC	6,339	13,692
Concentrix Corp.	951	21,307
†Conduent, Inc.	11,528	16,831
CRA International, Inc.	465	66,170
†DLH Holdings Corp.	697	3,659
Equifax, Inc.	2,435	386,483
†ExlService Holdings, Inc.	5,939	153,583
Exponent, Inc.	921	54,118
†First Advantage Corp.	8,659	156,295
†Forrester Research, Inc.	1,302	10,950
†Franklin Covey Co.	769	18,864
†FTI Consulting, Inc.	1,233	183,729
Genpact Ltd.	4,452	122,430
HireQuest, Inc.	768	9,646
†Huron Consulting Group, Inc.	1,120	100,979
†IBEX Holdings Ltd.	574	17,432
ICF International, Inc.	989	72,059
Insperity, Inc.	946	39,079
Jacobs Solutions, Inc.	2,662	335,412
KBR, Inc.	4,396	151,794
Kelly Services, Inc. Class A	2,914	35,784
Kforce, Inc.	774	36,316
Korn Ferry	3,301	219,781
†Legalzoom.com, Inc.	4,946	30,319
Leidos Holdings, Inc.	4,486	461,923
ManpowerGroup, Inc.	1,931	65,210
Maximus, Inc.	2,858	153,646
†Mistras Group, Inc.	2,371	41,421
†Parsons Corp.	3,000	157,170
Paychex, Inc.	6,268	616,332
Paycom Software, Inc.	1,219	153,204
†Paylocity Holding Corp.	950	99,304
†RCM Technologies, Inc.	1,000	28,230
Resources Connection, Inc.	3,042	12,929
Robert Half, Inc.	3,366	103,336
Science Applications International Corp.	2,091	230,867
SS&C Technologies Holdings, Inc.	5,701	353,747
TaskUS, Inc. Class A	3,000	14,040
†TIC Solutions, Inc.	3,751	30,346
TransUnion	4,247	306,379
TriNet Group, Inc.	876	43,353
LVIP Dimensional U.S. Core Equity 2 Fund-22

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†TrueBlue, Inc.	2,836	$19,767
†TTEC Holdings, Inc.	3,257	6,319
UL Solutions, Inc. Class A	281	28,623
†Upwork, Inc.	4,512	37,720
Verisk Analytics, Inc.	2,592	465,342
†Verra Mobility Corp.	5,939	25,241
†Willdan Group, Inc.	746	59,009
		8,154,536
Real Estate Management & Development–0.29%
AGNT, Inc.	1,193	6,454
†AMREP Corp.	442	11,147
†CBRE Group, Inc. Class A	4,573	615,937
†CKX Lands, Inc.	100	1,081
†CoStar Group, Inc.	4,483	126,959
†Cushman & Wakefield Ltd.	9,105	121,916
†Douglas Elliman, Inc.	3,734	6,609
†Five Point Holdings LLC Class A	1,459	7,689
†Forestar Group, Inc.	2,282	72,225
†FRP Holdings, Inc.	2,382	59,526
†Howard Hughes Holdings, Inc.	2,366	169,145
†Jones Lang LaSalle, Inc.	2,064	639,737
Marcus & Millichap, Inc.	2,435	75,899
†Maui Land & Pineapple Co., Inc.	1,011	17,976
Newmark Group, Inc. Class A	9,823	148,426
†Opendoor Technologies, Inc.	34,899	161,233
†RE/MAX Holdings, Inc. Class A	1,472	14,514
RMR Group, Inc. Class A	1,499	30,775
†Seaport Entertainment Group, Inc.	594	15,800
St. Joe Co.	2,123	132,964
†Stratus Properties, Inc.	394	11,328
†Tejon Ranch Co.	3,049	57,016
†Zillow Group, Inc. Class A	6,226	196,007
		2,700,363
Semiconductors & Semiconductor Equipment–11.90%
†Advanced Micro Devices, Inc.	3,096	1,798,497
†Allegro MicroSystems, Inc.	1,436	99,974
†Alpha & Omega Semiconductor Ltd.	978	46,289
†Ambarella, Inc.	809	69,412
Amkor Technology, Inc.	10,597	913,779
†Amtech Systems, Inc.	1,163	26,842
Analog Devices, Inc.	3,447	1,369,045
Applied Materials, Inc.	4,162	3,009,126
†Astera Labs, Inc.	396	191,276
†Axcelis Technologies, Inc.	1,222	231,508
Broadcom, Inc.	21,679	8,189,242
†CEVA, Inc.	1,018	48,009
†Cirrus Logic, Inc.	2,437	361,968
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Cohu, Inc.	1,946	$143,829
†Credo Technology Group Holding Ltd.	1,640	445,998
†Diodes, Inc.	2,071	226,650
†Enphase Energy, Inc.	1,541	75,879
Entegris, Inc.	2,875	517,098
†Everspin Technologies, Inc.	2,446	59,144
†First Solar, Inc.	2,316	546,483
†FormFactor, Inc.	3,500	559,755
GLOBALFOUNDRIES, Inc.	3,030	249,702
†Ichor Holdings Ltd.	1,913	214,792
†indie Semiconductor, Inc. Class A	2,266	10,174
†Intel Corp.	25,667	3,583,883
†inTEST Corp.	1,085	19,714
KLA Corp.	14,205	4,285,791
Kulicke & Soffa Industries, Inc.	1,308	174,958
Lam Research Corp.	6,763	2,930,611
†Lattice Semiconductor Corp.	1,655	253,149
†MACOM Technology Solutions Holdings, Inc.	465	176,872
†Magnachip Semiconductor Corp.	1,402	6,632
Marvell Technology, Inc.	1,801	536,500
Microchip Technology, Inc.	5,523	503,698
Micron Technology, Inc.	11,429	13,192,380
MKS, Inc.	1,695	753,936
Monolithic Power Systems, Inc.	201	277,854
†Navitas Semiconductor Corp.	3,750	67,200
NVE Corp.	375	39,206
NVIDIA Corp.	252,168	50,456,295
NXP Semiconductors NV	4,141	1,163,745
†ON Semiconductor Corp.	8,609	813,895
†Onto Innovation, Inc.	980	370,881
†PDF Solutions, Inc.	1,417	100,309
†Penguin Solutions, Inc.	2,460	186,985
†Photronics, Inc.	2,572	83,667
Power Integrations, Inc.	1,961	164,253
Qnity Electronics, Inc. Class W/I	4,641	757,922
†Qorvo, Inc.	3,559	331,948
QUALCOMM, Inc.	13,493	2,493,372
†Rambus, Inc.	2,874	381,495
†Silicon Laboratories, Inc.	1,367	298,772
†SiTime Corp.	560	417,514
Skyworks Solutions, Inc.	4,668	316,490
†SolarEdge Technologies, Inc.	763	44,590
†Synaptics, Inc.	1,559	193,675
Teradyne, Inc.	2,029	981,711
Texas Instruments, Inc.	9,435	2,812,290
†Ultra Clean Holdings, Inc.	2,083	297,015
LVIP Dimensional U.S. Core Equity 2 Fund-23

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	1,230	$106,506
†Veeco Instruments, Inc.	2,578	195,412
		109,175,597
Software–5.77%
†8x8, Inc.	7,882	13,478
A10 Networks, Inc.	2,287	85,442
†ACI Worldwide, Inc.	5,149	258,943
Adeia, Inc.	5,696	187,569
†Adobe, Inc.	5,001	1,025,305
†Agilysys, Inc.	153	15,988
†Alarm.com Holdings, Inc.	1,772	82,788
†Amplitude, Inc. Class A	3,306	25,291
†Appfolio, Inc. Class A	499	80,015
†AppLovin Corp. Class A	2,617	1,348,357
†Atlassian Corp. Class A	315	24,504
†Aurora Innovation, Inc.	47,550	324,291
†Autodesk, Inc.	1,803	350,539
†AvePoint, Inc.	3,296	36,948
Bentley Systems, Inc. Class B	2,883	86,173
†Bill Holdings, Inc.	1,820	65,811
†Blackbaud, Inc.	1,142	33,826
†BlackLine, Inc.	719	20,182
†Box, Inc. Class A	2,831	75,135
†C3.ai, Inc. Class A	4,371	39,732
†Cadence Design Systems, Inc.	780	292,750
†CCC Intelligent Solutions Holdings, Inc.	20,027	103,339
†Cerence, Inc.	2,409	27,270
Clear Secure, Inc. Class A	1,392	77,576
†Commvault Systems, Inc.	456	64,629
†Consensus Cloud Solutions, Inc.	1,160	44,254
†Crowdstrike Holdings, Inc. Class A	334	254,889
†CS Disco, Inc.	2,868	10,841
†Daily Journal Corp.	100	60,119
†Datadog, Inc. Class A	627	163,246
†Digital Turbine, Inc.	3,073	39,642
†Docusign, Inc.	1,959	87,019
Dolby Laboratories, Inc. Class A	2,255	118,568
†Dropbox, Inc. Class A	4,063	111,611
†Dynatrace, Inc.	4,553	199,922
†eGain Corp.	796	5,015
†Fair Isaac Corp.	302	360,824
†Five9, Inc.	794	16,928
†Fortinet, Inc.	7,157	1,099,458
†Freshworks, Inc. Class A	6,955	70,385
Gen Digital, Inc.	24,225	602,960
†Guidewire Software, Inc.	1,002	123,296
†HubSpot, Inc.	157	28,654
†I3 Verticals, Inc. Class A	1,655	35,351
†Intapp, Inc.	705	17,773
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
InterDigital, Inc.	1,639	$464,050
Intuit, Inc.	1,168	304,848
†LiveRamp Holdings, Inc.	2,668	100,424
†Manhattan Associates, Inc.	1,182	164,593
Microsoft Corp.	93,290	34,799,036
†Mitek Systems, Inc.	3,573	71,924
†N-able, Inc.	5,589	20,512
†nCino, Inc.	3,473	56,784
†NCR Voyix Corp.	9,975	81,496
†Nutanix, Inc. Class A	2,597	132,343
OneSpan, Inc.	2,510	36,018
†Ooma, Inc.	1,800	34,596
Oracle Corp.	15,994	2,343,921
†Palantir Technologies, Inc. Class A	3,748	437,279
†Palo Alto Networks, Inc.	1,637	558,250
†PAR Technology Corp.	1,037	18,065
Pegasystems, Inc.	3,757	112,597
†Porch Group, Inc.	1,703	25,613
†Procore Technologies, Inc.	1,441	58,533
†Progress Software Corp.	2,321	77,939
†PTC, Inc.	1,895	215,291
†Q2 Holdings, Inc.	712	34,247
†Qualys, Inc.	1,293	177,775
†Red Violet, Inc.	199	12,680
†Rimini Street, Inc.	6,516	27,758
RingCentral, Inc. Class A	1,780	69,384
†Riot Platforms, Inc.	12,729	348,520
Roper Technologies, Inc.	949	321,132
Salesforce, Inc.	7,309	1,145,028
†Samsara, Inc. Class A	1,356	43,975
†SentinelOne, Inc. Class A	3,597	61,041
†ServiceNow, Inc.	1,695	168,280
†SoundThinking, Inc.	558	5,050
†Sprinklr, Inc. Class A	2,904	14,985
†SPS Commerce, Inc.	282	16,122
†Synopsys, Inc.	1,040	463,913
†Telos Corp.	3,621	16,657
†Teradata Corp.	2,695	93,382
†Thryv Holdings, Inc.	1,751	6,899
†Trimble, Inc.	5,938	303,907
†Tyler Technologies, Inc.	575	168,164
†UiPath, Inc. Class A	13,306	144,636
†Unity Software, Inc.	9,692	276,997
†Vertex, Inc. Class A	1,395	16,015
†Workday, Inc. Class A	315	38,562
†Xperi, Inc.	3,013	24,797
†Yext, Inc.	4,098	19,138
†Zeta Global Holdings Corp. Class A	9,399	184,972
†Zoom Communications, Inc. Class A	4,385	378,469
†Zscaler, Inc.	476	67,187
		52,960,420
LVIP Dimensional U.S. Core Equity 2 Fund-24

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.13%
†1-800-Flowers.com, Inc. Class A	3,054	$10,628
†Abercrombie & Fitch Co. Class A	1,691	152,207
Academy Sports & Outdoors, Inc.	3,257	153,502
Advance Auto Parts, Inc.	2,697	167,807
American Eagle Outfitters, Inc.	6,933	119,248
Arhaus, Inc.	2,348	19,770
Arko Corp.	4,300	34,529
†Asbury Automotive Group, Inc.	1,012	203,493
†AutoNation, Inc.	1,627	302,280
†AutoZone, Inc.	107	341,966
Bath & Body Works, Inc.	4,665	107,901
†Bed Bath & Beyond, Inc.	3,668	21,238
Best Buy Co., Inc.	11,310	858,203
†Boot Barn Holdings, Inc.	1,274	209,280
Buckle, Inc.	3,060	129,132
Build-A-Bear Workshop, Inc.	1,134	34,712
†Burlington Stores, Inc.	1,720	544,896
Caleres, Inc.	1,642	20,311
Camping World Holdings, Inc. Class A	1,466	11,186
†CarMax, Inc.	5,033	266,195
†Carvana Co.	4,520	297,506
†Cato Corp. Class A	2,294	7,433
†Chewy, Inc. Class A	1,823	35,822
†Citi Trends, Inc.	946	54,717
Designer Brands, Inc. Class A	3,126	18,225
†Destination XL Group, Inc.	3,103	2,079
Dick's Sporting Goods, Inc.	3,278	743,483
†Duluth Holdings, Inc. Class B	753	3,373
†Five Below, Inc.	2,411	433,474
†Floor & Decor Holdings, Inc. Class A	3,070	182,235
†GameStop Corp. Class A	7,833	172,953
Gap, Inc.	12,803	239,160
†Genesco, Inc.	416	14,048
Group 1 Automotive, Inc.	667	194,210
†GrowGeneration Corp.	2,382	3,525
Haverty Furniture Cos., Inc.	1,170	29,870
Home Depot, Inc.	12,273	4,328,442
J Jill, Inc.	987	15,664
†Lands' End, Inc.	2,712	28,422
Lithia Motors, Inc.	1,135	329,706
Lowe's Cos., Inc.	2,213	487,944
†MarineMax, Inc.	1,791	65,586
Monro, Inc.	2,081	35,606
Murphy USA, Inc.	828	446,184
†National Vision Holdings, Inc.	3,754	71,363
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†OneWater Marine, Inc. Class A	769	$8,667
†O'Reilly Automotive, Inc.	3,962	364,861
†Outdoor Holding Co.	8,400	19,152
Penske Automotive Group, Inc.	2,276	407,290
†Petco Health & Wellness Co., Inc.	3,697	10,056
†PetMed Express, Inc.	1,442	2,769
†Revolve Group, Inc.	1,075	24,607
†RH	613	100,979
Ross Stores, Inc.	6,667	1,419,071
†Sally Beauty Holdings, Inc.	4,190	59,247
Shoe Station Group, Inc.	2,018	29,927
Signet Jewelers Ltd.	1,926	166,021
Sonic Automotive, Inc. Class A	1,100	93,269
†Sportsman's Warehouse Holdings, Inc.	1,747	2,323
†Stitch Fix, Inc. Class A	990	4,069
Tandy Leather Factory, Inc.	3,803	8,861
†Tilly's, Inc. Class A	2,120	8,904
TJX Cos., Inc.	12,559	1,902,688
Tractor Supply Co.	11,121	351,535
†Ulta Beauty, Inc.	1,064	479,843
Upbound Group, Inc.	3,348	71,045
†Urban Outfitters, Inc.	5,258	372,582
†Valvoline, Inc.	6,336	250,525
†Victoria's Secret & Co.	3,220	268,806
†Warby Parker, Inc. Class A	3,085	93,599
†Wayfair, Inc. Class A	2,569	237,427
Williams-Sonoma, Inc.	3,307	770,862
Winmark Corp.	151	63,885
†Zumiez, Inc.	1,585	28,213
		19,570,597
Technology Hardware, Storage & Peripherals–6.95%
Apple, Inc.	154,509	44,708,724
†AstroNova, Inc.	830	23,630
†Corsair Gaming, Inc.	5,089	49,211
†CPI Card Group, Inc.	137	2,847
Dell Technologies, Inc. Class C	1,181	509,554
†Diebold Nixdorf, Inc.	1,512	128,550
†Eastman Kodak Co.	4,416	40,848
†Everpure, Inc. Class A	2,475	195,005
Hewlett Packard Enterprise Co.	23,210	1,047,003
HP, Inc.	10,555	231,577
†IonQ, Inc.	902	48,040
NetApp, Inc.	4,564	706,325
†Sandisk Corp.	2,861	6,505,142
Seagate Technology Holdings PLC	3,102	2,993,430
†Super Micro Computer, Inc.	2,536	74,381
LVIP Dimensional U.S. Core Equity 2 Fund-25

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†TransAct Technologies, Inc.	2,294	$13,397
†Turtle Beach Corp.	601	7,482
Western Digital Corp.	10,112	6,458,737
Xerox Holdings Corp.	13,402	41,948
		63,785,831
Textiles, Apparel & Luxury Goods–0.47%
†Birkenstock Holding PLC	4,349	187,137
†Capri Holdings Ltd.	2,146	39,851
Carter's, Inc.	1,451	59,723
Columbia Sportswear Co.	1,633	100,952
†Crocs, Inc.	2,150	259,376
Crown Crafts, Inc.	3,339	9,483
†Culp, Inc.	857	2,657
†Deckers Outdoor Corp.	4,185	415,529
†Figs, Inc. Class A	10,968	112,203
†Fossil Group, Inc.	312	1,292
G-III Apparel Group Ltd.	1,942	65,465
Jerash Holdings U.S., Inc.	2,837	13,646
Kontoor Brands, Inc.	2,536	211,350
Lakeland Industries, Inc.	306	3,271
Levi Strauss & Co. Class A	3,482	86,458
†Lululemon Athletica, Inc.	3,335	380,790
Movado Group, Inc.	1,488	58,493
NIKE, Inc. Class B	6,958	285,626
Oxford Industries, Inc.	824	28,733
PVH Corp.	2,004	148,817
Ralph Lauren Corp.	1,882	755,454
Rocky Brands, Inc.	542	22,352
Steven Madden Ltd.	2,507	105,545
Superior Group of Cos., Inc.	478	6,271
Tapestry, Inc.	3,801	556,390
†Under Armour, Inc. Class A	17,063	107,566
†Unifi, Inc.	1,589	7,548
†Vera Bradley, Inc.	4,817	18,738
VF Corp.	10,023	167,184
†Vince Holding Corp.	2,844	20,334
Wolverine World Wide, Inc.	2,673	44,185
		4,282,419
Tobacco–0.19%
Altria Group, Inc.	7,037	506,312
Philip Morris International, Inc.	5,970	1,080,033
Turning Point Brands, Inc.	1,001	84,895
Universal Corp.	1,492	77,837
		1,749,077
Trading Companies & Distributors–1.11%
†Alta Equipment Group, Inc.	1,479	9,569
Applied Industrial Technologies, Inc.	1,589	537,320
†BlueLinx Holdings, Inc.	383	23,700
Boise Cascade Co.	1,283	99,599
†Core & Main, Inc. Class A	4,834	233,241
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Custom Truck One Source, Inc.	7,065	$83,438
†Distribution Solutions Group, Inc.	1,378	37,688
†DNOW, Inc.	11,683	151,529
†DXP Enterprises, Inc.	891	150,347
EVI Industries, Inc.	812	12,001
Fastenal Co.	17,456	838,412
Ferguson Enterprises, Inc.	6,355	1,508,232
GATX Corp.	1,937	343,217
Global Industrial Co.	2,361	78,999
Herc Holdings, Inc.	1,732	248,265
†Hudson Technologies, Inc.	2,788	16,003
Karat Packaging, Inc.	551	18,437
McGrath RentCorp	1,397	169,079
MSC Industrial Direct Co., Inc. Class A	2,218	263,831
†NPK International, Inc.	4,967	79,025
Rush Enterprises, Inc. Class A	3,960	293,344
†SiteOne Landscape Supply, Inc.	1,945	222,528
†Titan Machinery, Inc.	1,745	36,854
†Transcat, Inc.	587	54,456
United Rentals, Inc.	2,194	2,485,561
Watsco, Inc.	700	291,711
WESCO International, Inc.	2,100	725,403
Willis Lease Finance Corp.	375	85,800
WW Grainger, Inc.	796	1,082,878
		10,180,467
Water Utilities–0.09%
American States Water Co.	1,271	105,023
American Water Works Co., Inc.	2,894	380,792
Artesian Resources Corp. Class A	575	19,544
California Water Service Group	2,184	106,252
Consolidated Water Co. Ltd.	860	25,370
Essential Utilities, Inc.	1,390	53,251
Global Water Resources, Inc.	1,585	11,475
H2O America	1,157	70,311
Middlesex Water Co.	668	37,515
†Pure Cycle Corp.	1,628	17,436
York Water Co.	500	15,325
		842,294
Wireless Telecommunication Services–0.18%
Array Digital Infrastructure, Inc.	2,733	99,098
†Gogo, Inc.	4,647	14,406
Spok Holdings, Inc.	803	8,223
LVIP Dimensional U.S. Core Equity 2 Fund-26

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	5,011	$185,457
T-Mobile U.S., Inc.	7,789	1,306,449
		1,613,633
Total Common Stock (Cost $362,782,814)		916,213,474
PREFERRED STOCK–0.01%
†Liberty Latin America Ltd. 9.00%	1,286	27,893
Total Preferred Stock (Cost $59,254)		27,893
RIGHTS–0.00%
=†ABIOMED, Inc.	626	639
=†Aduro Biotech, Inc.	227	86
=†Akero Therapeutics, Inc.	393	255
=†Albireo Pharma, Inc.	900	5,742
=†Chinook Therapeutics, Inc.	3,834	0
=†HilleVax, Inc.	1,380	155
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†Mirati Therapeutics, Inc.	1,120	$3,338
=†Poseida Therapeutics, Inc.	2,501	3,576
=†Resolute Forest Products, Inc.	6,285	1,672
=†Sage Therapeutics, Inc.	2,104	1,059
=†Spectrum Pharmaceuticals, Inc.	5,260	0
=†Verve Therapeutics, Inc.	1,676	3,117
Total Rights (Cost $15,458)		19,639

MONEY MARKET FUND–0.11%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	1,071,313	1,071,313
Total Money Market Fund (Cost $1,071,313)		1,071,313

TOTAL INVESTMENTS–99.95% (Cost $363,928,839)	917,332,319
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	417,912
NET ASSETS APPLICABLE TO 35,752,487 SHARES OUTSTANDING–100.00%	$917,750,231
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($653,410,677 / 25,422,982 Shares)	$25.702
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($264,339,554 / 10,329,505 Shares)	$25.591
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$231,114,014
Distributable earnings/(accumulated loss)	686,636,217
TOTAL NET ASSETS	$917,750,231

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,278,193 payable for fund shares redeemed, $12,752 other accrued expenses payable, $395,817 due to manager and affiliates,
$16,408 payable for audit fee and $18,061 payable for fund accounting fee as of June 30, 2026.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-27

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $2,708)	$6,068,187
EXPENSES:
Management fees	1,930,364
Distribution fees-Service Class	314,685
Shareholder servicing fees	133,287
Accounting and administration expenses	80,981
Professional fees	32,267
Trustees’ fees and expenses	13,203
Pricing fees	10,104
Custodian fees	6,770
Consulting fees	6,374
Reports and statements to shareholders	6,330
Other	17,504
Total operating expenses	2,551,869
NET INVESTMENT INCOME	3,516,318
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	78,612,380
Net change in unrealized appreciation (depreciation) of investments	27,996,204
NET REALIZED AND UNREALIZED GAIN	106,608,584
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,124,902
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,516,318	$7,496,410
Net realized gain	78,612,380	57,044,716
Net change in unrealized appreciation (depreciation)	27,996,204	64,568,069
Net increase in net assets resulting from operations	110,124,902	129,109,195
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(62,058,420)
Service Class	—	(21,077,874)
	—	(83,136,294)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,410,624	46,712,723
Service Class	20,869,297	46,005,269
Reinvestment of dividends and distributions:
Standard Class	—	62,058,420
Service Class	—	21,077,874
	39,279,921	175,854,286
Cost of shares redeemed:
Standard Class	(117,818,510)	(152,653,442)
Service Class	(32,121,993)	(40,015,496)
	(149,940,503)	(192,668,938)
Decrease in net assets derived from capital share transactions	(110,660,582)	(16,814,652)
NET INCREASE (DECREASE) IN NET ASSETS	(535,680)	29,158,249
NET ASSETS:
Beginning of period	918,285,911	889,127,662
End of period	$917,750,231	$918,285,911
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-28

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$22.851	$21.740	$19.294	$16.555	$20.506	$16.368
Income (loss) from investment operations:
Net investment income[2]	0.099	0.201	0.204	0.217	0.215	0.183
Net realized and unrealized gain (loss)	2.752	3.084	3.343	3.309	(3.106)	4.348
Total from investment operations	2.851	3.285	3.547	3.526	(2.891)	4.531
Less dividends and distributions from:
Net investment income	—	(0.205)	(0.218)	(0.226)	(0.223)	(0.215)
Net realized gain	—	(1.969)	(0.883)	(0.561)	(0.837)	(0.178)
Total dividends and distributions	—	(2.174)	(1.101)	(0.787)	(1.060)	(0.393)
Net asset value, end of period	$25.702	$22.851	$21.740	$19.294	$16.555	$20.506
Total return[3]	12.48%	15.38%	18.45%	21.65%	(13.91% )	27.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$653,411	$672,624	$682,260	$691,319	$616,725	$779,683
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.49%	0.48%
Ratio of expenses to average net assets prior to expenses waived	0.49%	0.49%	0.49%	0.49%	0.60%	0.78%
Ratio of net investment income to average net assets	0.83%	0.90%	0.96%	1.22%	1.20%	0.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	0.90%	0.96%	1.22%	1.09%	0.67%
Portfolio turnover	2%	6%	4%	9%	8%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-29

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$22.781	$21.687	$19.254	$16.526	$20.476	$16.349
Income (loss) from investment operations:
Net investment income[2]	0.069	0.145	0.150	0.172	0.169	0.136
Net realized and unrealized gain (loss)	2.741	3.071	3.331	3.300	(3.101)	4.338
Total from investment operations	2.810	3.216	3.481	3.472	(2.932)	4.474
Less dividends and distributions from:
Net investment income	—	(0.153)	(0.165)	(0.183)	(0.181)	(0.169)
Net realized gain	—	(1.969)	(0.883)	(0.561)	(0.837)	(0.178)
Total dividends and distributions	—	(2.122)	(1.048)	(0.744)	(1.018)	(0.347)
Net asset value, end of period	$25.591	$22.781	$21.687	$19.254	$16.526	$20.476
Total return[3]	12.33%	15.09%	18.16%	21.35%	(14.12% )	27.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$264,340	$245,662	$206,868	$194,664	$154,490	$168,051
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived	0.74%	0.74%	0.74%	0.74%	0.85%	1.03%
Ratio of net investment income to average net assets	0.58%	0.65%	0.71%	0.97%	0.95%	0.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.58%	0.65%	0.71%	0.97%	0.84%	0.42%
Portfolio turnover	2%	6%	4%	9%	8%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-30

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on
LVIP Dimensional U.S. Core Equity 2 Fund-31

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.42% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$36,486
Legal	6,070
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $904 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$319,628
Distribution fees payable to LFD	54,119
Shareholder servicing fees payable to Lincoln Life	22,070
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Core Equity 2 Fund-32

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$18,570,340
Sales	123,824,240
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$363,928,839
Aggregate unrealized appreciation of investments	$582,396,636
Aggregate unrealized depreciation of investments	(28,993,156)
Net unrealized appreciation of investments	$553,403,480
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$19,157,978	$—	$—	$19,157,978
Air Freight & Logistics	4,748,513	—	—	4,748,513
Automobile Components	3,745,644	—	—	3,745,644
Automobiles	6,096,167	—	—	6,096,167
Banks	51,542,349	—	— *	51,542,349
Beverages	7,119,006	—	—	7,119,006
LVIP Dimensional U.S. Core Equity 2 Fund-33

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Biotechnology	$16,689,481	$—	$3,815	$16,693,296
Broadline Retail	28,339,825	—	—	28,339,825
Building Products	9,766,839	—	—	9,766,839
Capital Markets	29,056,711	—	—	29,056,711
Chemicals	15,859,293	—	—	15,859,293
Commercial Services & Supplies	7,557,184	—	—	7,557,184
Communications Equipment	9,239,408	—	—	9,239,408
Construction & Engineering	9,913,608	—	—	9,913,608
Construction Materials	2,784,158	—	—	2,784,158
Consumer Finance	7,921,750	—	—	7,921,750
Consumer Staples Distribution & Retail	14,715,935	—	—	14,715,935
Containers & Packaging	5,650,285	—	—	5,650,285
Distributors	1,093,122	—	—	1,093,122
Diversified Consumer Services	3,328,128	—	—	3,328,128
Diversified Telecommunication Services	7,223,140	—	—	7,223,140
Electric Utilities	8,237,216	—	—	8,237,216
Electrical Equipment	11,027,881	—	—	11,027,881
Electronic Equipment, Instruments & Components	19,517,745	—	—	19,517,745
Energy Equipment & Services	6,748,669	—	—	6,748,669
Entertainment	7,844,479	—	—	7,844,479
Financial Services	28,350,809	—	—	28,350,809
Food Products	7,392,887	—	—	7,392,887
Gas Utilities	1,820,789	—	—	1,820,789
Ground Transportation	11,288,570	—	—	11,288,570
Health Care Equipment & Supplies	11,819,132	—	— *	11,819,132
Health Care Providers & Services	18,253,440	—	—	18,253,440
Health Care Technology	580,275	—	—	580,275
Hotels, Restaurants & Leisure	15,225,050	—	—	15,225,050
Household Durables	8,976,992	—	—	8,976,992
Household Products	6,739,981	—	—	6,739,981
Independent Power and Renewable Electricity Producers	1,888,981	—	—	1,888,981
Industrial Conglomerates	1,599,487	—	—	1,599,487
Insurance	29,973,885	—	—	29,973,885
Interactive Media & Services	43,837,807	—	—	43,837,807
IT Services	9,234,696	—	299	9,234,995
Leisure Products	1,490,594	—	—	1,490,594
Life Sciences Tools & Services	8,316,758	—	—	8,316,758
Machinery	30,584,073	—	—	30,584,073
Marine Transportation	735,790	—	—	735,790
Media	4,331,889	—	—	4,331,889
Metals & Mining	9,527,240	—	—	9,527,240
Multi-Utilities	4,358,793	—	—	4,358,793
Oil, Gas & Consumable Fuels	36,555,887	—	—	36,555,887
Paper & Forest Products	327,421	—	—	327,421
Passenger Airlines	5,158,738	—	—	5,158,738
Personal Care Products	1,571,690	—	—	1,571,690
Pharmaceuticals	26,327,958	—	—	26,327,958
Professional Services	8,154,536	—	—	8,154,536
Real Estate Management & Development	2,700,363	—	—	2,700,363
Semiconductors & Semiconductor Equipment	109,175,597	—	—	109,175,597
Software	52,960,420	—	—	52,960,420
Specialty Retail	19,570,597	—	—	19,570,597
Technology Hardware, Storage & Peripherals	63,785,831	—	—	63,785,831
Textiles, Apparel & Luxury Goods	4,282,419	—	—	4,282,419
Tobacco	1,749,077	—	—	1,749,077
Trading Companies & Distributors	10,180,467	—	—	10,180,467
Water Utilities	842,294	—	—	842,294
Wireless Telecommunication Services	1,613,633	—	—	1,613,633
Preferred Stock	27,893	—	—	27,893
LVIP Dimensional U.S. Core Equity 2 Fund-34

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Rights	$—	$—	$19,639	$19,639
Money Market Fund	1,071,313	—	—	1,071,313
Total Investments	$917,308,566	$—	$23,753	$917,332,319

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	763,881	2,144,589
Service Class	869,014	2,093,520
Shares reinvested:
Standard Class	—	2,757,987
Service Class	—	941,070
	1,632,895	7,937,166
Shares redeemed:
Standard Class	(4,775,711)	(6,850,109)
Service Class	(1,323,194)	(1,789,686)
	(6,098,905)	(8,639,795)
Net decrease	(4,466,010)	(702,629)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Dimensional U.S. Core Equity 2 Fund-35

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-36

LVIP Dimensional U.S. Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–58.40%
INVESTMENT COMPANY–58.40%
Equity Fund–58.40%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	20,239,808	$520,203,535
Total Affiliated Investment (Cost $197,048,538)		520,203,535

UNAFFILIATED INVESTMENTS–41.39%
INVESTMENT COMPANIES–41.39%
Equity Fund–38.23%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	6,841,707	340,511,753
340,511,753
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.16%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	28,135,934	$28,135,934
		28,135,934
Total Unaffiliated Investments (Cost $127,475,331)		368,647,687

TOTAL INVESTMENTS–99.79% (Cost $324,523,869)	888,851,222
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,904,227
NET ASSETS APPLICABLE TO 35,925,881 SHARES OUTSTANDING–100.00%	$890,755,449

✧✧Standard Class shares.
**Institutional Class shares.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
29	CME E-mini Russell 2000 Index Futures	$4,416,120	$4,145,404	9/18/26	$270,716	$—
48	CME E-mini S&P 500 Index Futures	18,115,800	17,643,568	9/18/26	472,232	—
18	CME E-mini S&P MidCap 400 Index Futures	6,993,000	6,676,228	9/18/26	316,772	—
Total Futures Contracts					$1,059,720	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Affiliated investments, at value	$520,203,535
Unaffiliated investments, at value	368,647,687
Cash collateral held at broker for futures contracts	2,101,304
Receivable for securities sold	1,292,429
Dividends and interest receivable	914,685
Variation margin due from broker on futures contracts	193,380
Prepaid expenses	2,206
Receivable for fund shares sold	97
TOTAL ASSETS	893,355,323
LIABILITIES:
Payable for fund shares redeemed	1,360,549
Due to custodian	830,292
Due to manager and affiliates	377,067
Payable for audit fee	14,229
Payable for fund accounting fee	9,791
Other accrued expenses payable	7,946
TOTAL LIABILITIES	2,599,874
TOTAL NET ASSETS	$890,755,449
Affiliated investments, at cost	$197,048,538
Unaffiliated investments, at cost	127,475,331
Standard Class:
Net Assets	$49,899,028
Shares Outstanding	2,005,916
Net Asset Value Per Share	$24.876
Service Class:
Net Assets	$840,856,421
Shares Outstanding	33,919,965
Net Asset Value Per Share	$24.789
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$244,929,110
Distributable earnings/(accumulated loss)	645,826,339
TOTAL NET ASSETS	$890,755,449
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-2

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$2,271,608
EXPENSES:
Management fees	1,102,110
Distribution fees-Service Class	1,043,231
Shareholder servicing fees	127,845
Accounting and administration expenses	60,798
Professional fees	26,823
Trustees’ fees and expenses	12,748
Reports and statements to shareholders	10,035
Consulting fees	4,048
Custodian fees	3,912
Pricing fees	1,069
Other	15,718
2,408,337
Less:
Management fees waived	(22,042)
Total operating expenses	2,386,295
NET INVESTMENT LOSS	(114,687)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	23,829,122
Sale of unaffiliated investments	22,545,794
Futures contracts	1,892,747
Net realized gain	48,267,663
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	37,222,309
Unaffiliated investments	9,396,849
Futures contracts	1,355,576
Net change in unrealized appreciation (depreciation)	47,974,734
NET REALIZED AND UNREALIZED GAIN	96,242,397
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,127,710
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(114,687)	$5,131,943
Net realized gain	48,267,663	84,617,185
Net change in unrealized appreciation (depreciation)	47,974,734	(10,973,712)
Net increase in net assets resulting from operations	96,127,710	78,775,416
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,711,349)
Service Class	—	(109,978,159)
	—	(115,689,508)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,109,304	10,287,691
Service Class	15,888,760	37,252,368
Reinvestment of dividends and distributions:
Standard Class	—	5,711,349
Service Class	—	109,978,159
	20,998,064	163,229,567
Cost of shares redeemed:
Standard Class	(6,244,749)	(9,623,392)
Service Class	(107,315,567)	(190,142,590)
	(113,560,316)	(199,765,982)
Decrease in net assets derived from capital share transactions	(92,562,252)	(36,536,415)
NET INCREASE (DECREASE) IN NET ASSETS	3,565,458	(73,450,507)
NET ASSETS:
Beginning of period	887,189,991	960,640,498
End of period	$890,755,449	$887,189,991
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-3

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$22.313	$23.426	$20.681	$19.323	$23.790	$18.815
Income (loss) from investment operations:
Net investment income[2]	0.024	0.183	0.226	0.243	0.204	0.167
Net realized and unrealized gain (loss)	2.539	1.843	4.006	3.784	(3.716)	5.043
Total from investment operations	2.563	2.026	4.232	4.027	(3.512)	5.210
Less dividends and distributions from:
Net investment income	—	(0.235)	(0.329)	(0.236)	(0.221)	(0.235)
Net realized gain	—	(2.904)	(1.158)	(2.433)	(0.734)	—
Total dividends and distributions	—	(3.139)	(1.487)	(2.669)	(0.955)	(0.235)
Net asset value, end of period	$24.876	$22.313	$23.426	$20.681	$19.323	$23.790
Total return[3]	11.49%	9.02%	20.65%	21.95%	(14.69% )	27.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,899	$45,817	$41,042	$37,849	$30,270	$36,695
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	0.22% [5]	0.81%	0.99%	1.20%	0.99%	0.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.21% [5]	0.80%	0.98%	1.19%	0.98%	0.77%
Portfolio turnover	2%	9%	4%	7%	10%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-4

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$22.263	$23.385	$20.646	$19.300	$23.760	$18.792
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.005)	0.126	0.168	0.192	0.151	0.112
Net realized and unrealized gain (loss)	2.531	1.834	3.996	3.773	(3.709)	5.033
Total from investment operations	2.526	1.960	4.164	3.965	(3.558)	5.145
Less dividends and distributions from:
Net investment income	—	(0.178)	(0.267)	(0.186)	(0.168)	(0.177)
Net realized gain	—	(2.904)	(1.158)	(2.433)	(0.734)	—
Total dividends and distributions	—	(3.082)	(1.425)	(2.619)	(0.902)	(0.177)
Net asset value, end of period	$24.789	$22.263	$23.385	$20.646	$19.300	$23.760
Total return[3]	11.35%	8.75%	20.36%	21.64%	(14.90% )	27.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$840,856	$841,373	$919,598	$951,295	$862,391	$1,094,120
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.55%	0.55%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	(0.03% )[5]	0.56%	0.74%	0.95%	0.74%	0.53%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.04% )[5]	0.55%	0.73%	0.94%	0.73%	0.52%
Portfolio turnover	2%	9%	4%	7%	10%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-5

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-6

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$34,990
Legal	5,821
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,608 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$181,068
Distribution fees payable to LFD	174,567
Shareholder servicing fees payable to Lincoln Life	21,432
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Equity Managed Volatility Fund-7

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-58.40%@
Equity Fund-58.40%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$515,503,105	$6,225,992	$62,576,993	$23,829,122	$37,222,309	$520,203,535	20,239,808	$—	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$16,793,040
Sales	105,329,746
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$324,523,869
Aggregate unrealized appreciation of investments and derivatives	$565,387,073
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$565,387,073
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Dimensional U.S. Equity Managed Volatility Fund-8

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$520,203,535	$—	$—	$520,203,535
Unaffiliated Investment Companies	368,647,687	—	—	368,647,687
Total Investments	$888,851,222	$—	$—	$888,851,222
Derivatives:
Assets:
Futures Contracts	$1,059,720	$—	$—	$1,059,720
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	223,701	461,053
Service Class	679,174	1,684,611
Shares reinvested:
Standard Class	—	260,561
Service Class	—	5,040,840
	902,875	7,447,065
Shares redeemed:
Standard Class	(271,151)	(420,209)
Service Class	(4,551,255)	(8,258,507)
	(4,822,406)	(8,678,716)
Net decrease	(3,919,531)	(1,231,651)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP Dimensional U.S. Equity Managed Volatility Fund-9

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$1,059,720	Variation margin due from broker on futures contracts	$—

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,892,747	$1,355,576
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$29,748,111	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.80%
Equity Funds–96.97%
✠Fidelity®-
VIP Contrafund® Portfolio	5,525,317	$362,792,340
VIP Equity-Income Portfolio	4,778,157	153,999,983
		516,792,323
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	15,108,074	$15,108,074
		15,108,074
Total Investment Companies (Cost $280,802,014)		531,900,397

TOTAL INVESTMENTS–99.80% (Cost $280,802,014)	531,900,397
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,054,688
NET ASSETS APPLICABLE TO 30,126,756 SHARES OUTSTANDING–100.00%	$532,955,085
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($97,613 / 5,489 Shares)	$17.782
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($532,857,472 / 30,121,267 Shares)	$17.690
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$291,128,812
Distributable earnings/(accumulated loss)	241,826,273
TOTAL NET ASSETS	$532,955,085

✠Initial Class.

★Includes $1,153,570 cash collateral held at broker for futures contracts, $22,063 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $102,154 variation margin due from broker on futures contracts, $686,090 payable for fund shares redeemed,
$6,352 other accrued expenses payable, $205,931 due to manager and affiliates, $14,229 payable for audit fee and $9,756 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
41	CME E-mini S&P 500 Index Futures	$15,473,913	$15,080,871	9/18/26	$393,042	$—
1	CME E-mini S&P MidCap 400 Index Futures	388,500	370,902	9/18/26	17,598	—
Total Futures Contracts					$410,640	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-2

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Dividends	$344,022
EXPENSES:
Management fees	1,820,395
Distribution fees-Service Class	910,029
Shareholder servicing fees	75,416
Accounting and administration expenses	43,660
Professional fees	23,241
Reports and statements to shareholders	14,653
Trustees’ fees and expenses	7,495
Consulting fees	3,937
Custodian fees	3,290
Pricing fees	609
Other	9,415
2,912,140
Less:
Management fees waived	(1,625,353)
Expenses reimbursed	(129,705)
Total operating expenses	1,157,082
NET INVESTMENT LOSS	(813,060)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	4,388,350
Distributions from investment companies	5,069,203
Futures contracts	810,666
Net realized gain	10,268,219
Net change in unrealized appreciation (depreciation) of:
Investments	42,813,929
Futures contracts	417,707
Net change in unrealized appreciation (depreciation)	43,231,636
NET REALIZED AND UNREALIZED GAIN	53,499,855
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,686,795
See accompanying notes, which are an integral part of the financial statements.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(813,060)	$1,644,051
Net realized gain	10,268,219	46,088,162
Net change in unrealized appreciation (depreciation)	43,231,636	20,525,052
Net increase in net assets resulting from operations	52,686,795	68,257,265
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(14,343)
Service Class	—	(80,021,322)
Return of capital:
Standard Class	—	(288)
Service Class	—	(1,637,215)
	—	(81,673,168)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	890	2,059
Service Class	18,979,704	45,839,482
Reinvestment of dividends and distributions:
Standard Class	—	14,631
Service Class	—	81,658,537
	18,980,594	127,514,709
Cost of shares redeemed:
Standard Class	(7,441)	(8,645)
Service Class	(65,500,982)	(107,812,069)
	(65,508,423)	(107,820,714)
Increase (decrease) in net assets derived from capital share transactions	(46,527,829)	19,693,995
NET INCREASE IN NET ASSETS	6,158,966	6,278,092
NET ASSETS:
Beginning of period	526,796,119	520,518,027
End of period	$532,955,085	$526,796,119
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-3

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$16.059	$16.529	$14.842	$12.592	$18.674	$15.290
Income (loss) from investment operations:
Net investment income[2]	0.003	0.113	0.134	0.144	0.129	0.085
Net realized and unrealized gain (loss)	1.720	2.221	3.945	2.983	(3.708)	4.030
Total from investment operations	1.723	2.334	4.079	3.127	(3.579)	4.115
Less dividends and distributions from:
Net investment income	—	(1.681)	(1.754)	(0.147)	(0.139)	(0.243)
Net realized gain	—	(1.069)	(0.638)	(0.730)	(2.364)	(0.488)
Return of capital	—	(0.054)	—	—	—	—
Total dividends and distributions	—	(2.804)	(2.392)	(0.877)	(2.503)	(0.731)
Net asset value, end of period	$17.782	$16.059	$16.529	$14.842	$12.592	$18.674
Total return[3]	10.73%	14.27%	27.63%	25.25%	(18.92% )	26.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98	$94	$88	$82	$74	$153
Ratio of expenses to average net assets[4]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.77%	0.78%	0.77%	0.78%	0.77%	0.77%
Ratio of net investment income to average net assets	0.03% [5]	0.66%	0.77%	1.03%	0.83%	0.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.64% )[5]	(0.02% )	0.10%	0.35%	0.16%	(0.18% )
Portfolio turnover	5%	18%	15%	11%	15%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-4

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$16.004	$16.486	$14.808	$12.569	$18.648	$15.270
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.026)	0.054	0.073	0.095	0.073	0.024
Net realized and unrealized gain (loss)	1.712	2.208	3.932	2.971	(3.698)	4.021
Total from investment operations	1.686	2.262	4.005	3.066	(3.625)	4.045
Less dividends and distributions from:
Net investment income	—	(1.621)	(1.689)	(0.097)	(0.090)	(0.179)
Net realized gain	—	(1.069)	(0.638)	(0.730)	(2.364)	(0.488)
Return of capital	—	(0.054)	—	—	—	—
Total dividends and distributions	—	(2.744)	(2.327)	(0.827)	(2.454)	(0.667)
Net asset value, end of period	$17.690	$16.004	$16.486	$14.808	$12.569	$18.648
Total return[3]	10.53%	13.87%	27.19%	24.81%	(19.20% )	26.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$532,857	$526,702	$520,430	$490,647	$447,926	$596,931
Ratio of expenses to average net assets[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.12%	1.13%	1.12%	1.13%	1.12%	1.12%
Ratio of net investment income (loss) to average net assets	(0.32% )[5]	0.31%	0.42%	0.68%	0.48%	0.14%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.99% )[5]	(0.37% )	(0.25% )	—	(0.19% )	(0.53% )
Portfolio turnover	5%	18%	15%	11%	15%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-5

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the Fidelity®-VIP Contrafund® Portfolio and Fidelity® VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The Fidelity®-VIP Contrafund® Portfolio and Fidelity® VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-6

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.625% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.095% of the Fund’s average daily net assets for the Standard Class and 0.445% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$241,555	$240,078	$266,065	$747,698
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$20,602
Legal	3,427
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-7

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,273 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$22,063
Management fees payable to LFI	32,851
Distribution fees payable to LFD	153,277
Printing and mailing fees payable to Lincoln Life	7,100
Shareholder servicing fees payable to Lincoln Life	12,703
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$24,885,202
Sales	65,073,139
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$280,802,014
Aggregate unrealized appreciation of investments and derivatives	$251,509,022
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$251,509,022
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-8

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$531,900,397	$—	$—	$531,900,397
Derivatives:
Assets:
Futures Contracts	$410,640	$—	$—	$410,640
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	56	126
Service Class	1,133,511	2,726,677
Shares reinvested:
Standard Class	—	885
Service Class	—	4,956,172
	1,133,567	7,683,860
Shares redeemed:
Standard Class	(425)	(488)
Service Class	(3,923,458)	(6,340,112)
	(3,923,883)	(6,340,600)
Net increase (decrease)	(2,790,316)	1,343,260
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-9

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$410,640	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$810,666	$417,707
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,252,473	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-11

LVIP Fidelity Institutional AM® Total Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Fidelity Institutional AM® Total Bond Fund

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.94%
Federal Home Loan Mortgage Corp. REMICS
Series 5001 Class A 2.00% 1/25/45	790,852	$746,596
Series 5002 Class TJ 2.00% 7/25/50	954,528	802,662
Series 5059 Class GA 1.00% 1/25/51	234,046	179,511
Series 5209 Class EA 3.00% 8/25/50	341,152	311,900
Series 5209 Class EJ 3.00% 8/25/50	341,151	311,900
•Series 5250 Class FA 4.30% (30 day USD SOFR Average + 0.67%) 8/25/52	207,667	205,937
•Series 5254 Class FG 4.38% (30 day USD SOFR Average + 0.75%) 9/25/52	453,485	450,160
•Series 5354 Class FC 5.08% (30 day USD SOFR Average + 1.45%) 10/25/53	3,394,092	3,450,838
•Series 5476 Class FB 4.73% (30 day USD SOFR Average + 1.10%) 11/25/54	1,364,028	1,373,354
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 Class 2A 6.50% 9/25/43	1,125	1,162
Federal National Mortgage Association Grantor Trust
•Series 1999-T2 Class A1 7.50% 1/19/39	88	90
Series 2004-T1 Class 1A2 6.50% 1/25/44	970	990
Federal National Mortgage Association REMICS
Series 2022-18 Class DL 3.25% 7/25/46	410,792	388,148
•Series 2022-53 Class FG 4.43% (30 day USD SOFR Average + 0.80%) 8/25/52	1,362,619	1,353,889
•Series 2022-56 Class FJ 4.43% (30 day USD SOFR Average + 0.80%) 9/25/52	2,021,924	2,008,970
•Series 2022-64 Class GF 4.43% (30 day USD SOFR Average + 0.80%) 10/25/52	1,511,784	1,503,503
•Series 2022-67 Class FA 4.43% (30 day USD SOFR Average + 0.80%) 10/25/52	1,958,233	1,945,672
Series 2022-9 Class DJ 3.25% 3/25/49	236,715	220,348
•Series 2023-51 Class FB 5.18% (30 day USD SOFR Average + 1.55%) 11/25/53	1,519,849	1,543,728
•Series 2023-53 Class FD 5.13% (30 day USD SOFR Average + 1.50%) 11/25/53	1,329,913	1,349,604
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2023-56 Class FC 5.13% (30 day USD SOFR Average + 1.50%) 11/25/53	1,099,622	$1,115,891
•Series 2024-7 Class FB 4.83% (30 day USD SOFR Average + 1.20%) 9/25/53	1,010,808	1,019,114
Total Agency Collateralized Mortgage Obligations (Cost $20,034,199)		20,283,967
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.77%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦•Series K135 Class A2 2.15% 10/25/31	200,000	178,386
♦•Series K521 Class AS 4.11% (30 day USD SOFR Average + 0.52%) 3/25/29	696,336	696,604
♦•Series K543 Class A2 4.33% 6/25/30	300,000	298,280
♦•Series K544 Class A2 4.27% 7/25/30	300,000	297,609
♦Series K546 Class A2 4.36% 5/25/30	300,000	298,674
♦•Series K547 Class A2 4.42% 5/25/30	600,000	598,701
♦•Series K548 Class A2 4.32% 9/25/30	700,000	695,672
♦•Series K548 Class AS 4.12% (30 day USD SOFR Average + 0.53%) 7/25/30	499,522	499,900
♦•Series K549 Class A2 4.34% 9/25/30	100,000	99,445
♦•Series K551 Class A2 4.17% 11/25/30	200,000	197,490
♦•Series K551 Class AS 4.14% (30 day USD SOFR Average + 0.55%) 10/25/30	2,198,797	2,198,793
♦•Series K552 Class AS 4.13% (30 day USD SOFR Average + 0.54%) 10/25/30	1,299,022	1,299,020
♦•Series K553 Class AS 4.13% (30 day USD SOFR Average + 0.54%) 10/25/30	652,639	652,638
♦•Series K554 Class AS 4.09% (30 day USD SOFR Average + 0.50%) 10/25/30	599,681	599,680
♦•Series K555 Class AS 4.09% (30 day USD SOFR Average + 0.50%) 11/25/30	1,299,827	1,300,205
♦•Series K556 Class AS 4.08% (30 day USD SOFR Average + 0.49%) 12/25/30	299,989	299,989
LVIP Fidelity Institutional AM® Total Bond Fund-1

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
♦•Series K557 Class AS 4.09% (30 day USD SOFR Average + 0.50%) 12/25/30	899,932	$899,930
♦•Series K560 Class AS 4.10% (30 day USD SOFR Average + 0.51%) 2/25/31	799,984	799,983
♦•Series K561 Class AS 4.09% (30 day USD SOFR Average + 0.50%) 3/25/31	999,988	1,000,140
♦•Series K562 Class AS 4.09% (30 day USD SOFR Average + 0.50%) 3/25/31	1,999,729	2,000,342
♦•Series K563 Class AS 4.09% (30 day USD SOFR Average + 0.50%) 5/25/31	500,000	500,156
•FREMF Mortgage Trust Series K559 Class AS 4.11% (30 day USD SOFR Average + 0.52%) 1/25/31	1,199,629	1,199,982
Total Agency Commercial Mortgage-Backed Securities (Cost $16,652,704)		16,611,619
AGENCY MORTGAGE-BACKED SECURITIES–15.73%
Federal Home Loan Mortgage Corp.
1.50% 4/1/36	686,257	612,933
2.00% 1/1/37	3,368,760	3,078,225
2.00% 3/1/41	4,857,602	4,225,109
2.00% 8/1/50	5,114,818	4,123,001
2.00% 9/1/50	1,084,231	875,131
2.00% 1/1/51	24,643	20,000
2.00% 2/1/51	525,164	423,618
2.00% 3/1/51	1,907,257	1,539,555
2.00% 5/1/51	16,615	13,588
2.00% 7/1/51	85,786	69,032
2.00% 12/1/51	17,636	14,389
2.00% 1/1/52	1,706,973	1,395,253
2.00% 3/1/52	2,591,479	2,101,241
2.00% 6/1/52	3,609,516	2,907,623
2.50% 1/1/40	2,239,401	2,019,050
2.50% 3/1/51	6,362,956	5,435,532
2.50% 11/1/51	3,608,259	3,075,303
2.50% 12/1/51	7,260,493	6,183,666
2.50% 1/1/52	371,301	316,645
2.50% 4/1/52	1,147,521	983,664
3.00% 4/1/42	1,823,780	1,681,053
3.00% 6/1/42	2,960,593	2,729,034
3.00% 11/1/46	2,130,109	1,912,691
3.00% 1/1/47	2,116,051	1,885,153
3.00% 7/1/50	1,220,520	1,092,571
3.00% 5/1/51	7,514,317	6,693,182
3.00% 8/1/52	6,444,814	5,694,528
»3.50% 11/1/48	1,967,625	1,824,616
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.50% 4/1/52	2,918,785	$2,668,920
4.00% 9/1/52	6,303,958	5,932,527
4.50% 7/1/52	945,007	913,652
5.00% 7/1/52	3,929,803	3,908,520
5.00% 6/1/53	4,014,479	3,967,320
5.00% 5/1/56	2,000,000	1,966,114
5.00% 6/1/56	2,999,999	2,949,170
5.50% 9/1/41	1,769,271	1,822,619
5.50% 11/1/52	3,784,114	3,846,898
6.00% 12/1/52	1,420,508	1,479,793
6.00% 7/1/54	3,059,115	3,139,687
6.00% 8/1/55	1,765,021	1,839,288
6.00% 12/1/55	442,632	460,478
6.00% 2/1/56	574,045	594,465
6.00% 6/1/56	399,503	414,371
6.50% 6/1/53	14,212	14,738
6.50% 10/1/53	42,923	44,873
6.50% 12/1/53	16,456	17,153
6.50% 4/1/54	39,497	41,546
6.50% 5/1/54	28,025	29,168
6.50% 7/1/54	14,198	14,822
6.50% 8/1/54	217,224	227,470
6.50% 9/1/54	35,807	37,286
6.50% 11/1/54	45,181	47,154
6.50% 1/1/55	43,851	46,266
6.50% 2/1/55	237,963	250,006
6.50% 3/1/55	22,047	23,341
6.50% 4/1/55	88,951	93,533
6.50% 6/1/55	1,703,609	1,801,636
7.00% 11/1/53	77,835	83,530
7.00% 12/1/53	110,599	118,775
7.00% 1/1/54	359,542	385,204
7.00% 2/1/54	93,114	99,646
7.00% 6/1/54	339,638	364,146
7.00% 8/1/54	309,138	330,943
7.00% 9/1/54	91,024	97,410
Federal National Mortgage Association
1.50% 4/1/36	544,782	485,825
2.00% 5/1/41	4,031,637	3,501,460
2.00% 8/1/50	406,600	327,479
2.00% 9/1/50	45,315	36,553
2.00% 10/1/50	751,248	605,838
2.00% 11/1/50	99,247	80,024
2.00% 12/1/50	502,466	408,527
2.00% 1/1/51	174,868	141,068
2.00% 2/1/51	1,817,555	1,483,187
2.00% 4/1/51	5,361,628	4,326,429
2.00% 5/1/51	400,516	320,090
2.00% 7/1/51	136,231	109,470
2.00% 8/1/51	2,073,845	1,687,681
2.00% 11/1/51	135,589	110,494
2.00% 2/1/52	2,112,370	1,725,080
2.00% 3/1/52	3,887,719	3,164,742
»2.50% 1/1/43	1,609,802	1,421,532
LVIP Fidelity Institutional AM® Total Bond Fund-2

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 8/1/50	7,736,604	$6,617,392
2.50% 1/1/51	3,039,618	2,575,998
2.50% 5/1/51	1,179,981	995,069
2.50% 7/1/51	1,128,107	964,231
2.50% 9/1/51	2,490,920	2,135,225
2.50% 11/1/51	20,508	17,513
2.50% 12/1/51	2,003,034	1,716,620
2.50% 1/1/52	88,243	75,613
2.50% 2/1/52	971,440	832,548
2.50% 3/1/52	110,795	94,685
2.50% 4/1/52	1,831,826	1,557,581
2.50% 6/1/52	389,996	333,258
3.00% 9/1/37	935,251	886,736
3.00% 10/1/46	4,822,780	4,322,715
3.00% 4/1/47	547,809	488,487
3.00% 11/1/48	950,931	850,901
3.00% 12/1/49	7,781,093	6,923,232
3.00% 7/1/51	5,376,697	4,766,974
3.00% 9/1/51	966,801	863,315
3.00% 12/1/51	460,586	406,179
3.00% 6/1/52	5,181,566	4,582,757
3.50% 1/1/48	2,697,920	2,508,172
3.50% 2/1/48	1,609,352	1,482,428
3.50% 1/1/50	1,031,386	953,766
3.50% 8/1/50	7,083,402	6,556,284
4.00% 8/1/42	701,566	678,277
4.00% 9/1/48	154,755	146,824
4.00% 6/1/49	728,578	691,505
4.50% 1/1/50	3,528,714	3,471,290
5.00% 7/1/47	497,263	501,474
5.00% 4/1/56	349,966	344,036
5.00% 5/1/56	899,911	884,664
5.50% 5/1/44	3,910,835	4,018,224
5.50% 11/1/52	5,299,936	5,385,412
6.00% 1/1/42	4,616,043	4,838,461
∞6.00% 7/1/53	5,892,714	6,109,974
6.00% 5/1/55	5,169,764	5,383,473
6.00% 6/1/55	1,011,481	1,055,646
6.00% 7/1/55	2,604,276	2,715,581
6.00% 8/1/55	1,061,449	1,102,049
6.00% 1/1/56	569,829	591,165
6.00% 4/1/56	940,417	972,170
6.00% 5/1/56	308,915	319,630
6.50% 6/1/54	2,166,058	2,282,292
6.50% 7/1/54	1,728,050	1,812,302
6.50% 7/1/55	623,570	660,176
7.00% 10/1/53	76,325	81,762
7.00% 11/1/53	49,222	52,472
7.00% 12/1/53	365,387	392,216
7.00% 1/1/54	1,454,752	1,558,621
7.00% 2/1/54	178,814	191,868
7.00% 4/1/54	9,107	9,758
7.00% 6/1/54	202,704	217,077
7.00% 8/1/54	34,054	36,442
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
7.00% 9/1/54	81,215	$87,460
Government National Mortgage Association
2.00% 8/20/51	372,911	305,961
2.00% 11/20/51	578,656	474,762
2.00% 1/20/52	7,549,248	6,192,165
2.00% 2/20/52	50,639	41,536
2.00% 3/20/52	3,581,346	2,937,536
2.00% 5/20/52	945,704	775,692
2.50% 10/20/51	119,545	102,237
2.50% 3/20/52	24,047	20,560
3.00% 12/20/46	337,001	302,945
3.00% 5/20/51	350,052	310,830
3.00% 6/20/51	93,618	83,212
3.00% 7/20/51	118,123	104,992
3.00% 8/20/51	140,259	124,667
3.00% 3/20/52	6,194,397	5,504,180
3.00% 4/20/55	73,603	65,530
3.50% 8/20/47	4,558,350	4,190,729
3.50% 8/20/52	1,443,280	1,308,122
3.50% 10/20/52	444,182	402,445
5.00% 12/20/54	477,279	472,678
Government National Mortgage Association, TBA
2.00% 7/20/56	5,000,000	4,094,507
2.50% 7/20/56	12,600,000	10,756,266
5.00% 7/20/56	8,000,000	7,886,418
5.00% 8/20/56	9,050,000	8,912,319
5.50% 6/20/56	4,800,000	4,827,726
5.50% 7/20/56	11,875,000	11,933,354
5.50% 8/20/56	14,025,000	14,075,292
6.00% 7/20/56	7,625,000	7,784,604
6.50% 7/20/54	1,125,000	1,165,433
Uniform Mortgage-Backed Security, TBA
2.00% 7/1/56	450,000	359,224
2.00% 8/1/56	13,225,000	10,555,140
3.00% 7/1/56	4,250,000	3,704,805
5.00% 7/1/41	2,700,000	2,710,843
5.00% 7/1/56	1,600,000	1,572,003
6.00% 7/1/56	1,175,000	1,201,142
6.50% 7/1/56	100,000	103,437
Total Agency Mortgage-Backed Securities (Cost $349,597,381)		338,396,605
CONVERTIBLE BONDS–0.14%
Eos Energy Enterprises, Inc. 1.75% exercise price $1.75, maturity date 12/1/31	324,000	241,537
Golar LNG Ltd. 2.75% exercise price $2.75, maturity date 12/15/30	210,000	239,064
Kosmos Energy Ltd. 3.13% exercise price $3.13, maturity date 3/15/30	463,000	345,630
MKS, Inc. 1.25% exercise price $1.25, maturity date 6/1/30	45,000	132,461
LVIP Fidelity Institutional AM® Total Bond Fund-3

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
^ON Semiconductor Corp. 0.00% exercise price $0.01, maturity date 5/1/27	59,000	$107,309
PG&E Corp. 4.25% exercise price $4.25, maturity date 12/1/27	348,000	355,656
Redfin Corp. 0.50% exercise price $0.50, maturity date 4/1/27	529,000	507,840
Riot Platforms, Inc. 0.75% exercise price $0.75, maturity date 1/15/30	239,000	479,666
^Strategy, Inc. 0.00% exercise price $0.00, maturity date 12/1/29	370,000	318,866
^Terawulf, Inc. 0.00% exercise price $0.00, maturity date 5/1/32	153,000	226,433
Total Convertible Bonds (Cost $2,455,426)		2,954,462
CORPORATE BONDS–26.59%
Advertising–0.05%
Clear Channel Outdoor Holdings, Inc.
7.13% 2/15/31	165,000	170,857
7.50% 6/1/29	145,000	145,075
7.50% 3/15/33	165,000	173,732
7.88% 4/1/30	210,000	218,752
CMG Media Corp. 8.88% 6/18/29	45,000	32,936
Lamar Media Corp. 5.38% 11/1/33	110,000	107,809
Neptune Bidco U.S., Inc. 9.50% 2/15/33	130,000	131,437
Publicis Groupe SA 3.38% 6/12/32	100,000	113,396
		1,093,994
Aerospace & Defense–0.32%
Boeing Co.
3.25% 2/1/28	2,200,000	2,153,443
6.86% 5/1/54	3,000,000	3,371,616
Bombardier, Inc.
6.75% 6/15/33	120,000	124,216
7.25% 7/1/31	115,000	120,327
Czechoslovak Group AS 6.50% 1/10/31	200,000	202,988
Embraer Netherlands Finance BV 5.40% 1/9/38	60,000	57,938
TransDigm, Inc.
6.13% 7/31/34	210,000	209,730
6.25% 1/31/34	45,000	45,918
6.38% 3/1/29	120,000	121,834
6.38% 5/31/33	165,000	166,569
6.63% 3/1/32	100,000	102,562
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.75% 1/31/34	145,000	$148,728
		6,825,869
Agriculture–0.37%
BAT Capital Corp. 5.35% 8/15/32	6,350,000	6,498,870
BAT International Finance PLC 4.13% 4/12/32	255,000	297,811
Imperial Brands Finance PLC
3.88% 2/12/34	270,000	303,829
4.88% 6/7/32	175,000	226,348
Philip Morris International, Inc. 3.25% 6/6/32	325,000	365,999
Scandinavian Tobacco Group AS 4.88% 9/12/29	165,000	194,105
		7,886,962
Airlines–0.04%
Allegiant Travel Co. 7.13% 7/1/31	160,000	161,954
Azul Secured Finance LLP 9.88% 2/15/31	125,000	119,717
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	155,000	140,386
United Airlines Holdings, Inc.
4.88% 3/1/29	145,000	143,302
5.38% 3/1/31	125,000	124,102
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30	150,000	142,730
8.75% 1/15/32	130,000	128,562
		960,753
Apparel–0.03%
@Beach Acquisition Bidco LLC 10.00% 7/15/33	171,350	194,576
Gildan Activewear, Inc. 4.70% 10/7/30	537,000	527,004
		721,580
Auto Manufacturers–0.30%
Allison Transmission, Inc. 5.88% 12/1/33	105,000	104,674
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29	185,000	143,937
Ford Motor Credit Co. LLC
2.90% 2/16/28	1,030,000	994,787
4.45% 2/14/30	240,000	279,235
4.97% 4/6/29	361,000	357,333
6.18% 8/29/31	100,000	135,249
6.80% 5/12/28	2,340,000	2,406,805
6.80% 11/7/28	850,000	877,551
LVIP Fidelity Institutional AM® Total Bond Fund-4

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
μRCI Banque SA 5.50% 10/9/34	200,000	$236,881
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.00% 1/15/31	272,000	270,912
Stellantis Finance U.S., Inc. 5.75% 3/18/30	229,000	228,855
Volkswagen Bank GmbH 3.50% 6/19/31	100,000	112,730
μVolkswagen International Finance NV 3.88% 6/17/29	200,000	224,164
		6,373,113
Auto Parts & Equipment–0.11%
American Axle & Manufacturing, Inc.
6.38% 10/15/32	105,000	104,631
7.75% 10/15/33	110,000	108,665
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 2/15/30	50,000	51,522
6.75% 9/15/32	130,000	132,767
Cooper-Standard Automotive, Inc. 9.25% 3/1/31	190,000	191,492
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13% 4/15/31	150,000	149,993
6.38% 4/15/34	150,000	149,700
Forvia SE 6.75% 9/15/33	105,000	104,951
LG Energy Solution Ltd. 5.25% 4/2/31	200,000	199,500
Metalsa SAPI de CV 3.75% 5/4/31	200,000	178,737
Schaeffler AG 5.38% 4/1/31	200,000	238,631
Valeo SE 4.63% 3/23/32	100,000	114,110
ZF Europe Finance BV
4.75% 1/31/29	100,000	114,507
5.50% 2/17/32	100,000	113,040
ZF North America Capital, Inc.
6.75% 4/23/30	175,000	173,534
6.88% 4/23/32	115,000	113,138
7.50% 3/24/31	125,000	125,843
		2,364,761
Banks–7.29%
μAkbank TAS 8.25% 12/8/36	200,000	201,500
μAustralia & New Zealand Banking Group Ltd. 5.15% 8/18/36	200,000	262,669
μBanco de Credito del Peru SA 5.80% 3/10/35	100,000	100,711
μBanco de Credito e Inversiones SA 8.75% 5/8/29	200,000	215,272
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBanco del Estado de Chile 7.95% 5/2/29	200,000	$211,358
μBanco Mercantil del Norte SA 7.63% 1/10/28	250,000	250,932
μBanco Nacional de Comercio Exterior SNC 6.00% 5/14/36	200,000	198,440
μBank Leumi Le-Israel BM 5.74% 9/9/36	200,000	198,862
μBank of America Corp.
4.62% 5/9/29	4,239,000	4,236,957
5.16% 1/24/31	3,080,000	3,121,688
5.29% 4/25/34	7,290,000	7,387,136
5.82% 9/15/29	4,171,000	4,268,287
6.20% 11/10/28	5,285,000	5,396,061
6.25% 7/26/30	135,000	136,622
Bank of Georgia JSC 6.50% 6/3/31	145,000	144,160
μBank of Nova Scotia
3.38% 3/5/33	335,000	381,569
4.34% 9/15/31	100,000	98,020
μBarclays PLC
3.54% 8/14/31	250,000	286,413
5.37% 2/25/31	4,180,000	4,238,755
5.50% 8/9/28	6,190,000	6,244,916
μBBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5.13% 1/18/33	250,000	245,100
μBNP Paribas SA
3.95% 2/18/37	200,000	228,100
5.79% 1/13/33	3,491,000	3,603,204
7.20% 4/17/36	160,000	161,003
7.45% 6/27/35	130,000	134,130
μBPCE SA 5.72% 1/18/30	420,000	428,373
μBW Real Estate, Inc. 9.50% 3/30/30	128,000	130,493
μCaixaBank SA 6.84% 9/13/34	485,000	528,935
μCitigroup, Inc.
2.67% 1/29/31	7,040,000	6,534,689
4.30% 7/23/36	100,000	115,496
5.17% 2/13/30	4,015,000	4,057,835
6.50% 5/15/31	60,000	60,696
6.63% 2/15/31	140,000	142,632
μCommonwealth Bank of Australia 3.79% 8/26/37	100,000	113,543
μCooperatieve Rabobank UA 5.71% 1/21/33	250,000	259,032
μDanske Bank AS 3.88% 1/9/32	240,000	280,040
μDeutsche Bank AG
6.72% 1/18/29	3,558,000	3,664,890
6.82% 11/20/29	2,599,000	2,718,682
μDNB Bank ASA 3.63% 5/28/32	100,000	115,513
LVIP Fidelity Institutional AM® Total Bond Fund-5

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μDZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.71% 10/15/35	100,000	$113,627
μGoldman Sachs Group, Inc.
5.02% 10/23/35	3,400,000	3,339,707
5.73% 4/25/30	4,010,000	4,109,556
6.48% 10/24/29	8,295,000	8,604,468
μHSBC Holdings PLC
3.61% 12/1/33	350,000	398,085
6.75% 3/24/31	125,000	126,061
7.00% 9/24/35	60,000	61,542
8.20% 11/16/34	140,000	200,260
μING Groep NV 3.00% 8/17/31	300,000	337,841
Intesa Sanpaolo SpA 3.88% 7/14/27	1,070,000	1,062,874
μJPMorgan Chase & Co.
2.52% 4/22/31	8,190,000	7,549,620
5.01% 1/23/30	2,075,000	2,089,055
5.14% 1/24/31	1,805,000	1,825,297
5.34% 1/23/35	2,175,000	2,207,471
5.77% 4/22/35	7,040,000	7,322,402
6.10% 7/1/31	265,000	268,355
6.25% 10/23/34	1,418,000	1,517,682
μJyske Bank AS 5.13% 5/1/35	338,000	402,859
Kreditanstalt fuer Wiederaufbau
^0.00% 11/9/28	325,000	349,323
0.38% 5/20/36	130,000	114,689
1.13% 3/31/37	380,000	355,076
4.00% 3/15/29	450,000	448,092
μMitsubishi UFJ Financial Group, Inc.
3.86% 4/22/34	200,000	230,796
4.59% 4/18/30	269,000	267,670
4.85% 4/21/32	380,000	378,203
μMorgan Stanley
4.81% 4/16/32	502,000	498,098
5.25% 4/21/34	5,220,000	5,252,861
5.83% 4/19/35	5,246,000	5,442,531
6.30% 10/18/28	3,189,000	3,256,818
6.41% 11/1/29	2,746,000	2,842,744
μMorgan Stanley Bank NA 4.79% 5/10/30	574,000	574,567
μMorgan Stanley Private Bank NA
4.20% 11/17/28	2,170,000	2,158,884
4.47% 11/19/31	2,174,000	2,136,783
μNational Australia Bank Ltd. 3.61% 1/22/36	100,000	113,295
μNatWest Group PLC
3.63% 9/3/34	100,000	113,784
7.42% 6/6/33	175,000	240,500
Nykredit Realkredit AS 3.75% 9/26/33	150,000	170,971
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μPNC Financial Services Group, Inc. 6.88% 10/20/34	2,670,000	$2,947,751
μRoyal Bank of Canada 3.13% 9/27/31	185,000	209,944
μSociete Generale SA 6.69% 1/10/34	205,000	219,391
μStandard Chartered PLC
3.86% 3/17/33	130,000	149,900
3.93% 5/28/32	130,000	150,522
μSumitomo Mitsui Financial Group, Inc.
3.96% 4/2/34	150,000	174,255
4.93% 7/7/32	482,000	480,113
Toronto-Dominion Bank 3.36% 9/22/32	184,000	208,155
μTruist Financial Corp. 6.25% 6/15/31	125,000	125,031
μTurkiye Garanti Bankasi AS 8.13% 1/8/36	80,000	81,019
μUBS Group AG
4.19% 4/1/31	6,590,000	6,433,641
5.70% 2/8/35	1,005,000	1,031,742
Walker & Dunlop, Inc. 6.63% 4/1/33	120,000	121,912
μWells Fargo & Co.
2.88% 10/30/30	9,110,000	8,575,492
5.24% 1/24/31	1,850,000	1,875,271
6.13% 6/15/31	145,000	146,717
6.49% 10/23/34	5,790,000	6,249,383
•Western Alliance Bancorp 5.92% (3 mo. USD Term SOFR + 2.25%) 6/15/31	195,000	189,286
		156,954,686
Beverages–0.03%
Carlsberg Breweries AS 3.25% 2/28/32	175,000	198,475
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	125,000	122,866
Coca-Cola HBC Finance BV 4.00% 10/1/33	120,000	140,274
Davide Campari-Milano NV 4.25% 6/17/33	150,000	174,280
Pernod Ricard SA 3.75% 2/4/37	100,000	112,240
		748,135
Biotechnology–0.02%
Biocon Biologics Global PLC 6.67% 10/9/29	55,000	55,247
Emergent BioSolutions, Inc. 3.88% 8/15/28	387,000	358,811
		414,058
LVIP Fidelity Institutional AM® Total Bond Fund-6

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.16%
Ameritex Holdco Intermediate LLC 7.63% 8/15/33	110,000	$114,934
Amrize Finance U.S. LLC 4.70% 4/7/28	1,250,000	1,251,727
Builders FirstSource, Inc.
4.25% 2/1/32	80,000	74,514
6.38% 3/1/34	100,000	101,091
6.75% 5/15/35	245,000	249,795
Camelot Return Merger Sub, Inc. 8.75% 8/1/28	95,000	58,874
μCemex SAB de CV 7.20% 6/10/30	255,000	265,302
Cornerstone Building Brands, Inc. 9.50% 8/15/29	75,000	45,884
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63% 12/15/30	290,000	296,477
JH North America Holdings, Inc. 6.13% 7/31/32	35,000	35,290
Quikrete Holdings, Inc.
6.38% 3/1/32	285,000	291,035
6.75% 3/1/33	130,000	132,519
Smyrna Ready Mix Concrete LLC 6.00% 11/1/28	130,000	130,267
Standard Building Solutions, Inc.
5.88% 3/15/34	120,000	115,635
6.25% 8/1/33	185,000	183,713
6.50% 8/15/32	125,000	125,756
		3,472,813
Chemicals–0.40%
@Advancion Sciences, Inc. 9.25% 11/1/26	359,588	286,771
Braskem Netherlands Finance BV
5.88% 1/31/50	100,000	42,847
7.25% 2/13/33	250,000	148,125
Celanese U.S. Holdings LLC
6.50% 4/15/30	251,000	255,802
6.75% 4/15/33	2,274,000	2,316,468
7.38% 2/15/34	330,000	340,935
7.70% 11/15/33	95,000	101,501
Chemours Co.
4.63% 11/15/29	45,000	42,952
5.75% 11/15/28	168,000	167,864
7.88% 3/15/34	115,000	115,561
8.00% 1/15/33	150,000	151,916
Consolidated Energy Finance SA
5.63% 10/15/28	225,000	216,000
12.00% 2/15/31	255,000	263,884
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Dangote Fertiliser Ltd. 7.75% 5/5/31	95,000	$95,378
@GPD Cos., Inc. 12.50% 12/31/29	135,319	91,205
Herens Holdco SARL 4.75% 5/15/28	597,000	520,733
Ma'aden Sukuk Ltd. 5.25% 2/13/30	200,000	201,157
Mativ Holdings, Inc. 8.00% 10/1/29	204,000	202,512
Methanex Corp.
5.13% 10/15/27	255,000	254,747
5.25% 12/15/29	70,000	69,585
5.65% 12/1/44	190,000	171,002
Methanex U.S. Operations, Inc. 6.25% 3/15/32	130,000	131,644
OCP SA
5.13% 6/23/51	100,000	80,970
μ6.74% 4/22/31	200,000	198,759
6.88% 4/25/44	100,000	101,816
7.50% 5/2/54	30,000	32,430
Olin Corp.
5.00% 2/1/30	255,000	247,203
5.63% 8/1/29	65,000	64,521
6.63% 4/1/33	165,000	162,924
Olympus Water U.S. Holding Corp.
6.25% 10/1/29	195,000	192,246
6.75% 8/1/32	155,000	151,447
7.25% 2/15/33	175,000	173,069
Perimeter Holdings LLC 6.25% 1/15/34	105,000	104,802
Sasol Financing USA LLC
4.38% 9/18/26	270,000	269,048
8.75% 5/3/29	200,000	209,403
8.75% 4/10/33	200,000	207,000
Tronox, Inc. 4.63% 3/15/29	265,000	185,513
WR Grace Holdings LLC 6.63% 8/15/32	65,000	63,042
		8,632,782
Commercial Services–0.19%
ADT Security Corp. 5.88% 10/15/33	115,000	112,972
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00% 2/15/31	10,000	10,098
8.38% 6/15/32	95,000	95,628
Block, Inc.
3.50% 6/1/31	185,000	170,299
6.00% 8/15/33	210,000	211,450
6.50% 5/15/32	220,000	224,602
Champions Financing, Inc. 8.75% 2/15/29	247,000	240,225
LVIP Fidelity Institutional AM® Total Bond Fund-7

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
CompoSecure Holdings LLC 5.63% 2/1/33	190,000	$185,470
CoreCivic, Inc.
4.75% 10/15/27	220,000	218,625
8.25% 4/15/29	65,000	67,699
DP World Crescent Ltd. 3.75% 1/30/30	200,000	188,996
DP World Ltd. 5.63% 9/25/48	100,000	92,638
Fiserv Funding ULC 3.50% 6/15/32	100,000	111,160
GEO Group, Inc.
8.63% 4/15/29	130,000	135,431
10.25% 4/15/31	130,000	140,458
Herc Holdings, Inc.
5.75% 3/15/31	80,000	79,899
6.00% 3/15/34	75,000	74,502
7.00% 6/15/30	165,000	170,869
7.25% 6/15/33	120,000	125,107
OT Midco, Inc. 10.00% 2/15/30	215,000	85,462
Sotheby's 8.25% 4/15/31	290,000	288,472
Sotheby's/Bidfair Holdings, Inc. 5.88% 6/1/29	100,000	94,910
StoneMor, Inc. 8.50% 5/15/29	362,000	356,401
Synergy Infrastructure Holdings LLC
7.00% 7/15/34	15,000	15,215
7.88% 12/1/30	60,000	62,708
United Rentals North America, Inc. 6.13% 3/15/34	165,000	169,155
Verisk Analytics, Inc. 4.45% 3/15/31	242,000	236,965
Williams Scotsman, Inc.
6.63% 6/15/29	110,000	112,303
6.63% 4/15/30	75,000	77,265
		4,154,984
Computers–0.37%
CACI International, Inc. 6.38% 6/15/33	140,000	141,991
Dell International LLC/EMC Corp.
4.50% 2/15/31	1,760,000	1,735,566
4.75% 10/6/32	1,173,000	1,159,149
5.00% 2/15/34	1,129,000	1,114,399
5.10% 2/15/36	2,190,000	2,158,628
5.25% 2/15/37	1,440,000	1,417,589
Seagate Data Storage Technology Pte. Ltd.
5.75% 12/1/34	120,000	121,738
5.88% 7/15/30	115,000	117,043
8.50% 7/15/31	75,000	78,373
		8,044,476
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale–0.00%
Resideo Funding, Inc. 6.50% 7/15/32	60,000	$60,300
		60,300
Diversified Financial Services–1.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	2,057,352
3.00% 10/29/28	3,769,000	3,627,917
5.10% 1/19/29	1,400,000	1,413,054
μ6.50% 1/31/56	125,000	126,612
Ally Financial, Inc.
μ4.70% 5/15/28	250,000	242,171
μ6.65% 1/17/40	265,000	262,138
6.70% 2/14/33	225,000	231,599
μ7.10% 8/15/31	145,000	146,957
Avilease Capital Ltd. 5.50% 6/30/31	890,000	896,060
Avolon Holdings Funding Ltd.
4.70% 1/30/31	1,500,000	1,473,306
4.85% 4/1/33	62,000	60,015
4.95% 1/15/28	1,700,000	1,703,791
5.38% 5/30/30	2,150,000	2,171,357
Burford Capital Global Finance LLC 7.50% 7/15/33	128,000	108,563
μCapital One Financial Corp.
4.93% 5/10/28	2,000,000	2,004,773
6.31% 6/8/29	5,000,000	5,141,429
GGAM Finance Ltd.
5.88% 3/15/30	185,000	185,195
6.88% 4/15/29	125,000	127,725
8.00% 6/15/28	260,000	269,012
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27	425,000	431,947
Hightower Holding LLC 9.13% 1/31/30	140,000	145,232
Jane Street Group/JSG Finance, Inc.
6.13% 11/1/32	130,000	130,027
6.75% 5/1/33	235,000	241,666
7.13% 4/30/31	45,000	46,528
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00% 8/15/28	186,000	179,595
6.63% 10/15/31	110,000	108,281
LFS Topco LLC 8.75% 7/15/30	165,000	165,735
Macquarie Airfinance Holdings Ltd.
6.40% 3/26/29	165,000	169,842
6.50% 3/26/31	125,000	130,629
Navient Corp.
4.88% 3/15/28	100,000	98,090
5.00% 3/15/27	140,000	138,894
5.50% 3/15/29	80,000	76,782
LVIP Fidelity Institutional AM® Total Bond Fund-8

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Navient Corp. (continued)
5.63% 8/1/33	100,000	$82,691
7.88% 6/15/32	80,000	74,873
9.38% 10/15/31	55,000	54,791
OneMain Finance Corp.
6.13% 5/15/30	110,000	109,994
6.50% 3/15/33	70,000	68,882
6.75% 9/15/33	60,000	59,396
7.13% 9/15/32	105,000	106,768
SLM Corp.
6.50% 1/31/30	125,000	126,708
μ6.50% 5/15/32	105,000	104,878
Stellantis Financial Services U.S. Corp. 5.40% 9/15/30	216,000	211,625
Sumisho Air Lease Corp.
μ4.13% 12/15/26	405,000	396,534
4.40% 3/24/28	681,000	677,326
4.50% 3/24/29	674,000	668,282
4.85% 3/24/31	845,000	836,186
μ8.26% 9/15/26	133,000	133,647
		28,024,855
Electric–1.34%
Abu Dhabi National Energy Co. PJSC
4.00% 10/3/49	100,000	77,938
4.75% 3/9/37	200,000	191,189
AEP Texas, Inc. 5.20% 4/15/36	359,000	354,094
AES Corp.
2.45% 1/15/31	3,398,000	3,031,154
5.20% 7/15/29	251,000	252,429
μ6.95% 7/15/55	120,000	118,472
Alpha Generation LLC
6.25% 1/15/34	175,000	172,197
6.75% 10/15/32	50,000	50,920
Amprion GmbH
3.88% 6/5/36	100,000	114,434
4.13% 9/7/34	300,000	352,426
AusNet Services Holdings Pty. Ltd. 6.13% 5/31/33	180,000	127,724
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88% 2/15/39	148,701	156,979
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	285,000	285,704
Chile Electricity Lux MPC SARL 6.01% 1/20/33	172,000	177,107
Clearway Energy Operating LLC
3.75% 2/15/31	195,000	180,866
5.75% 1/15/34	105,000	102,954
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
ContourGlobal Power Holdings SA 6.75% 2/28/30	125,000	$126,854
COX Asset Mexico SA de CV 7.13% 1/8/32	200,000	202,718
Edison International
4.80% 3/15/31	124,000	120,637
6.25% 3/15/30	100,000	102,716
μ7.88% 6/15/54	120,000	123,434
μ8.13% 6/15/53	120,000	123,311
Electricite de France SA 5.50% 1/25/35	300,000	389,842
EnBW International Finance BV
3.75% 11/20/35	150,000	171,653
5.79% 2/26/36	200,000	135,582
ENEL Finance International NV 5.50% 6/26/34	215,000	217,838
Energuate Trust 2 0 6.35% 9/15/35	200,000	199,179
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38% 12/30/30	547,301	517,394
Engie SA
4.25% 9/6/34	200,000	237,301
6.10% 6/24/36	200,000	138,899
Eskom Holdings 6.35% 8/10/28	250,000	254,063
Exelon Corp. 5.45% 3/15/34	1,115,000	1,137,029
Generadora de Gatun SA 6.87% 9/30/44	200,000	206,617
Georgia Power Co. 4.95% 5/17/33	4,200,000	4,225,466
Hawaiian Electric Co., Inc. 6.00% 10/1/33	100,000	99,072
Investment Energy Resources Ltd. 6.25% 4/26/29	200,000	196,919
Kallpa Generacion SA 5.50% 9/11/35	200,000	199,176
London Power Networks PLC 3.84% 6/11/37	100,000	113,569
Mong Duong Finance Holdings BV 5.13% 5/7/29	47,617	47,028
μNGG Finance PLC 2.13% 9/5/82	181,000	204,013
Niagara Energy SAC 5.75% 10/3/34	200,000	200,479
NRG Energy, Inc.
5.75% 7/15/29	130,000	130,030
5.75% 1/15/34	135,000	133,946
5.88% 5/15/34	70,000	69,632
6.00% 2/1/33	240,000	241,282
6.00% 1/15/36	135,000	134,578
6.13% 5/15/36	70,000	70,032
6.25% 11/1/34	165,000	167,066
LVIP Fidelity Institutional AM® Total Bond Fund-9

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co.
5.20% 5/1/36	20,000	$19,426
6.00% 5/1/56	20,000	19,135
μPacifiCorp 7.38% 9/15/55	125,000	126,268
PG&E Corp.
5.00% 7/1/28	85,000	84,532
5.25% 7/1/30	470,000	462,829
μ6.85% 9/15/56	168,000	167,403
μ7.38% 3/15/55	181,000	184,436
Puget Energy, Inc. 5.73% 3/15/35	4,290,000	4,317,298
RWE Finance U.S. LLC
5.13% 9/18/35	320,000	312,301
5.88% 4/16/34	202,000	207,998
Saavi Energia SARL 8.88% 2/10/35	250,000	273,500
Scottish Hydro Electric Transmission PLC 3.38% 9/4/32	175,000	198,575
μSierra Pacific Power Co. 6.38% 9/15/56	247,000	246,358
Southwestern Electric Power Co.
5.20% 4/1/36	581,000	573,329
5.30% 4/1/33	703,000	712,300
Talen Energy Supply LLC
6.25% 2/1/34	135,000	134,179
6.50% 2/1/36	135,000	136,101
Termocandelaria Power SA 7.75% 9/17/31	250,000	256,177
Tierra Mojada Luxembourg II SARL 5.75% 12/1/40	163,530	156,874
TransAlta Corp.
5.88% 2/1/34	145,000	142,838
6.50% 3/15/40	125,000	122,500
Vistra Operations Co. LLC
4.55% 10/30/28	258,000	256,337
5.00% 4/30/31	634,000	629,207
5.25% 4/30/33	673,000	668,019
5.55% 4/30/36	1,216,000	1,209,785
6.88% 4/15/32	165,000	170,890
XPLR Infrastructure Operating Partners LP
7.25% 1/15/29	30,000	31,042
7.75% 4/15/34	215,000	226,303
8.38% 1/15/31	110,000	117,315
8.63% 3/15/33	185,000	198,387
		28,745,584
Electrical Components & Equipment–0.02%
WESCO Distribution, Inc.
5.25% 4/15/31	125,000	123,717
5.50% 4/15/34	145,000	143,439
6.38% 3/15/33	60,000	61,560
		328,716
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.02%
Amphenol Technologies Holding GmbH 3.63% 3/30/31	100,000	$115,781
Coherent Corp. 5.00% 12/15/29	105,000	103,383
Sensata Technologies, Inc. 6.63% 7/15/32	110,000	113,137
		332,301
Energy-Alternate Sources–0.00%
=^Sunnova Energy Corp. 0.00% 9/1/26	280,000	700
		700
Engineering & Construction–0.15%
AECOM 6.00% 8/1/33	175,000	175,250
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61	200,000	169,796
Aeropuertos Dominicanos Siglo XXI SA 7.00% 6/30/34	200,000	207,254
Artera Services LLC 8.50% 2/15/31	599,000	538,796
Brand Industrial Services, Inc. 10.38% 8/1/30	260,000	211,874
CIMIC Finance Ltd.
1.50% 5/28/29	124,000	133,577
6.00% 4/22/36	130,000	128,154
Global Infrastructure Solutions, Inc. 6.38% 7/15/34	145,000	145,748
Granite Construction, Inc. 6.38% 6/15/34	70,000	71,180
Heathrow Funding Ltd. 6.00% 3/5/32	255,000	342,303
IHS Holding Ltd.
5.63% 11/29/26	165,000	164,408
7.88% 5/29/30	250,000	257,193
Kingston Airport Revenue Finance Ltd. 6.75% 12/15/36	199,793	201,791
Montego Bay Airport Revenue Finance Ltd. 6.60% 6/15/35	200,000	198,258
Railworks Holdings LP/Railworks Rally, Inc. 8.25% 11/15/28	215,000	215,299
		3,160,881
Entertainment–0.01%
GENM Capital Labuan Ltd. 3.88% 4/19/31	200,000	179,567
Light & Wonder International, Inc. 6.25% 10/1/33	110,000	109,404
		288,971
LVIP Fidelity Institutional AM® Total Bond Fund-10

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.03%
‡Ambipar Lux SARL 9.88% 2/6/31	531,000	$126,112
GFL Environmental Holdings U.S., Inc.
5.50% 2/1/34	60,000	58,685
5.63% 7/1/31	165,000	164,979
GFL Environmental, Inc. 3.50% 9/1/28	100,000	97,545
Reworld Holding Corp. 4.88% 12/1/29	75,000	71,533
Wrangler Holdco Corp. 6.63% 4/1/32	150,000	153,760
		672,614
Food–0.82%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.63% 3/31/32	125,000	120,851
5.75% 3/31/34	95,000	90,473
B&G Foods, Inc. 5.25% 9/15/27	5,000	4,996
Barry Callebaut Services NV 4.25% 8/19/31	100,000	116,941
C&S Group Enterprises LLC 5.00% 12/15/28	100,000	94,778
Cencosud SA 5.75% 4/15/36	70,000	69,877
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13% 4/30/33	40,000	40,746
9.00% 2/15/29	170,000	177,965
Kroger Co. 5.00% 9/15/34	4,340,000	4,282,663
Lamb Weston Holdings, Inc. 4.13% 1/31/30	260,000	249,320
MARB BondCo PLC 3.95% 1/29/31	140,000	122,683
Mars, Inc.
4.80% 3/1/30	7,595,000	7,617,624
5.20% 3/1/35	2,855,000	2,866,352
METRO AG 5.25% 3/5/30	175,000	208,744
Minerva Luxembourg SA
4.38% 3/18/31	40,000	35,143
8.88% 9/13/33	185,000	191,454
NBM U.S. Holdings, Inc. 6.63% 8/6/29	150,000	149,640
Performance Food Group, Inc.
5.63% 3/1/34	110,000	107,964
6.13% 9/15/32	60,000	60,734
Post Holdings, Inc.
6.25% 2/15/32	130,000	131,958
6.38% 3/1/33	130,000	129,008
6.50% 3/15/36	60,000	59,319
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
REWE International Finance BV 4.88% 9/13/30	200,000	$241,055
U.S. Foods, Inc.
4.75% 2/15/29	165,000	162,862
5.75% 4/15/33	125,000	125,170
Viking Baked Goods Acquisition Corp. 8.63% 11/1/31	105,000	106,135
		17,564,455
Food Service–0.01%
TKC Holdings, Inc.
8.50% 8/15/30	157,000	161,569
12.00% 2/15/31	52,000	54,802
		216,371
Forest Products & Paper–0.03%
Ahlstrom Holding 3 OYJ 4.88% 2/4/28	100,000	98,919
LD Celulose International GmbH 7.95% 1/26/32	200,000	209,235
Mondi Finance PLC 3.38% 5/23/31	100,000	112,709
Suzano Austria GmbH 5.00% 1/15/30	200,000	197,301
Suzano Netherlands BV 5.50% 1/15/36	100,000	97,222
		715,386
Gas–0.24%
Cadent Finance PLC 4.00% 7/7/36	140,000	158,609
Fluxys SA 4.00% 11/28/30	200,000	231,866
NiSource, Inc. 2.95% 9/1/29	4,540,000	4,311,938
Snam SpA 5.75% 5/28/35	200,000	205,846
Vier Gas Transport GmbH 3.63% 9/8/33	200,000	227,457
		5,135,716
Health Care Products–0.01%
μDentsply Sirona, Inc. 8.38% 9/12/55	19,000	19,015
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	203,000	207,181
		226,196
Health Care Services–0.62%
Acadia Healthcare Co., Inc. 7.38% 3/15/33	105,000	108,089
Centene Corp.
3.38% 2/15/30	137,000	127,682
4.63% 12/15/29	6,762,000	6,559,453
Charlotte Buyer, Inc. 8.00% 6/30/31	40,000	40,492
LVIP Fidelity Institutional AM® Total Bond Fund-11

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CHS/Community Health Systems, Inc.
5.25% 5/15/30	332,000	$313,285
6.13% 4/1/30	215,000	193,057
9.75% 1/15/34	110,000	114,849
DaVita, Inc.
4.63% 6/1/30	280,000	271,252
6.75% 7/15/33	125,000	128,981
6.88% 9/1/32	165,000	170,168
HCA, Inc. 5.45% 9/15/34	2,610,000	2,638,024
μHumana, Inc. 6.63% 9/15/56	395,000	393,813
IQVIA, Inc.
6.25% 6/1/32	180,000	183,002
6.50% 5/15/30	100,000	102,072
LifePoint Health, Inc. 10.00% 6/1/32	120,000	119,797
Molina Healthcare, Inc.
6.25% 1/15/33	305,000	305,511
6.50% 2/15/31	150,000	152,594
National Mentor Holdings, Inc. 10.50% 12/15/30	130,000	137,006
Pediatrix Medical Group, Inc. 5.38% 2/15/30	120,000	118,617
Surgery Center Holdings, Inc. 7.25% 4/15/32	120,000	121,481
TEAM Services Holding, Inc. 9.00% 2/15/33	195,000	197,358
Tenet Healthcare Corp.
5.50% 11/15/32	155,000	154,125
6.00% 11/15/33	115,000	116,005
6.13% 10/1/28	190,000	190,764
6.13% 6/15/30	150,000	151,099
U.S. Acute Care Solutions LLC 9.75% 5/15/29	300,000	282,851
		13,391,427
Home Builders–0.07%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63% 8/1/29	70,000	67,405
6.88% 8/1/33	65,000	64,426
Beazer Homes USA, Inc.
7.50% 3/15/31	100,000	99,557
8.00% 1/15/32	25,000	25,067
Berkeley Group PLC 2.50% 8/11/31	427,000	485,546
Century Communities, Inc. 6.63% 9/15/33	105,000	106,025
Dream Finders Homes, Inc. 6.88% 9/15/30	115,000	114,145
Forestar Group, Inc. 6.50% 3/15/33	130,000	132,039
LGI Homes, Inc. 7.00% 11/15/32	390,000	387,566
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
Risewell Homes, Inc. 8.50% 11/1/30	97,000	$99,031
		1,580,807
Home Furnishings–0.03%
Whirlpool Corp.
5.75% 3/1/34	50,000	38,691
6.50% 6/15/33	410,000	355,419
7.50% 7/1/31	55,000	55,657
7.88% 7/1/34	110,000	110,451
		560,218
Insurance–1.13%
Admiral Group PLC 8.50% 1/6/34	235,000	355,415
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88% 11/1/29	165,000	167,079
Asurion LLC/Asurion Co-Issuer, Inc.
8.00% 12/31/32	275,000	277,078
8.38% 2/1/34	870,000	805,341
Athene Global Funding
•4.59% (1 day USD SOFR + 0.95%) 4/19/27	2,120,000	2,123,523
5.13% 6/1/29	1,853,000	1,856,523
5.58% 1/9/29	2,444,000	2,479,155
Corebridge Financial, Inc. 3.90% 4/5/32	4,670,000	4,382,187
CRC Insurance Group LLC 7.13% 6/1/31	5,000	4,984
Equitable Financial Life Global Funding 5.00% 3/27/30	4,220,000	4,233,164
Grand River Funding Trust I 6.31% 2/15/36	1,402,000	1,406,263
Liberty Mutual Group, Inc. 5.25% 5/1/36	817,000	807,491
μQBE Insurance Group Ltd. 2.50% 9/13/38	174,000	219,966
Reinsurance Group of America, Inc. 3.15% 6/15/30	4,590,000	4,303,389
Sammons Financial Group, Inc. 5.95% 6/15/36	904,000	905,432
		24,326,990
Internet–0.31%
Amazon.com, Inc. 3.70% 3/16/35	175,000	201,271
AP Core Holdings II LLC 11.00% 5/15/31	140,000	146,523
LVIP Fidelity Institutional AM® Total Bond Fund-12

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00% 6/15/27	155,000	$153,931
7.00% 6/15/27	360,000	357,251
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50% 3/1/29	65,000	61,230
@GrubHub Holdings, Inc. 13.00% 7/31/30	85,408	69,532
Meta Platforms, Inc.
4.88% 5/15/33	1,581,000	1,566,714
5.25% 5/15/36	1,026,000	1,018,758
Prosus NV 4.19% 1/19/32	500,000	475,174
Snap, Inc.
6.88% 3/1/33	130,000	126,715
6.88% 3/15/34	70,000	67,769
Uber Technologies, Inc.
4.15% 1/15/31	884,000	863,214
4.80% 9/15/35	697,000	677,869
Wayfair LLC
6.75% 11/15/32	265,000	272,128
7.13% 5/31/34	105,000	107,958
7.25% 10/31/29	251,000	259,047
7.75% 9/15/30	270,000	283,835
		6,708,919
Investment Companies–0.69%
Abu Dhabi Developmental Holding Co. PJSC
5.25% 10/2/54	200,000	184,542
5.50% 5/8/34	200,000	204,405
ARES Strategic Income Fund
5.45% 9/9/28	1,075,000	1,064,490
5.80% 9/9/30	869,000	856,083
6.35% 8/15/29	2,090,000	2,109,099
Blackstone Private Credit Fund
5.60% 11/22/29	1,565,000	1,543,901
7.30% 11/27/28	2,950,000	3,043,690
FS KKR Capital Corp. 7.50% 8/1/31	215,000	214,151
HA Sustainable Infrastructure Capital, Inc.
5.95% 7/15/33	22,000	22,094
6.00% 3/15/36	189,000	186,475
μ7.13% 11/15/56	107,000	108,622
μ8.00% 6/1/56	164,000	173,735
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 2/1/29	160,000	136,655
5.25% 5/15/27	575,000	568,303
10.00% 11/15/29	85,000	83,828
MDGH GMTN RSC Ltd. 5.08% 5/22/53	200,000	180,617
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Sixth Street Lending Partners 6.13% 7/15/30	4,220,000	$4,243,374
		14,924,064
Iron & Steel–0.12%
Carpenter Technology Corp. 5.63% 3/1/34	125,000	124,905
Cleveland-Cliffs, Inc.
7.38% 5/1/33	80,000	79,960
7.63% 1/15/34	85,000	84,883
Commercial Metals Co.
3.88% 2/15/31	100,000	93,697
5.75% 11/15/33	114,000	113,326
6.00% 12/15/35	150,000	149,612
CSN Inova Ventures 6.75% 1/28/28	205,000	170,086
Mineral Resources Ltd.
6.00% 5/1/32	45,000	44,515
6.25% 5/1/34	50,000	49,165
7.00% 4/1/31	75,000	77,633
8.50% 5/1/30	240,000	247,798
9.25% 10/1/28	68,000	70,207
POSCO 5.88% 1/17/33	200,000	209,186
@Samarco Mineracao SA 9.50% 6/30/31	518,796	521,528
Usiminas International SARL 7.50% 1/27/32	200,000	206,874
Vale Overseas Ltd.
μ6.00% 2/25/56	200,000	200,100
6.40% 6/28/54	150,000	153,075
		2,596,550
Leisure Time–0.07%
A&K Travel Group Holdings Ltd. 7.50% 5/15/33	200,000	201,902
Carnival Corp. Ltd.
5.75% 8/1/32	110,000	111,074
5.88% 6/15/31	165,000	167,971
6.13% 2/15/33	95,000	96,154
MajorDrive Holdings IV LLC 6.38% 6/1/29	250,000	209,637
NCL Corp. Ltd.
6.25% 9/15/33	180,000	174,810
6.75% 2/1/32	125,000	124,719
Viking Cruises Ltd.
5.88% 10/15/33	250,000	250,390
9.13% 7/15/31	100,000	104,779
		1,441,436
Lodging–0.04%
Hilton Domestic Operating Co., Inc.
3.63% 2/15/32	265,000	242,547
5.50% 9/15/31	180,000	180,460
5.50% 3/31/34	60,000	59,486
LVIP Fidelity Institutional AM® Total Bond Fund-13

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Hilton Domestic Operating Co., Inc. (continued)
5.75% 9/15/33	110,000	$110,412
6.13% 4/1/32	100,000	101,336
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.63% 1/15/32	120,000	121,783
IHG Finance LLC 3.38% 9/10/30	100,000	113,615
		929,639
Machinery Diversified–0.02%
Columbus McKinnon Corp. 7.13% 2/1/33	125,000	125,266
KION Group AG 4.13% 3/24/31	145,000	166,948
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27	155,000	155,023
		447,237
Media–1.15%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	185,000	166,608
4.25% 1/15/34	125,000	105,816
4.50% 5/1/32	180,000	158,881
4.50% 6/1/33	140,000	121,461
7.00% 2/1/33	60,000	58,841
7.38% 2/1/36	50,000	49,034
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	6,270,000	3,682,099
6.38% 10/23/35	4,140,000	4,133,230
6.48% 10/23/45	2,250,000	2,062,655
CSC Holdings LLC
3.38% 2/15/31	500,000	296,523
4.13% 12/1/30	80,000	47,536
4.50% 11/15/31	275,000	162,489
4.63% 12/1/30	210,000	48,825
Dotdash Meredith, Inc. 7.63% 6/15/32	90,000	85,187
EW Scripps Co. 9.88% 8/15/30	125,000	109,409
Nexstar Media, Inc. 6.50% 9/15/33	123,000	122,966
Space Exploration Technologies Corp.
5.35% 7/15/31	2,788,000	2,780,737
5.65% 7/15/33	3,900,000	3,876,765
Telecomunicaciones Digitales SA 4.50% 1/30/30	250,000	238,500
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	5,939,386
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Univision Communications, Inc.
8.50% 7/31/31	150,000	$150,649
8.88% 4/15/33	89,000	87,614
9.38% 8/1/32	145,000	147,326
Virgin Media Secured Finance PLC 4.50% 8/15/30	195,000	165,566
		24,798,103
Metal Fabricate & Hardware–0.01%
Vallourec SACA 7.50% 4/15/32	259,000	270,694
		270,694
Mining–0.23%
Alcoa Nederland Holding BV 7.13% 3/15/31	325,000	337,270
Alumina Pty. Ltd. 6.38% 9/15/32	165,000	168,034
Antofagasta PLC 2.38% 10/14/30	200,000	180,630
Aris Mining Corp. 8.00% 10/31/29	250,000	259,050
Capstone Copper Corp. 6.75% 3/31/33	110,000	111,496
Cia de Minas Buenaventura SAA 6.80% 2/4/32	200,000	206,000
Corp. Nacional del Cobre de Chile
3.15% 1/14/30	50,000	46,916
5.53% 1/30/37	200,000	197,261
5.95% 1/8/34	200,000	206,110
6.30% 9/8/53	200,000	205,122
Endeavour Mining PLC 7.00% 5/28/30	200,000	203,804
ERO Copper Corp. 6.50% 2/15/30	145,000	144,456
First Quantum Minerals Ltd.
6.38% 2/15/36	155,000	152,115
7.25% 2/15/34	330,000	338,308
8.00% 3/1/33	140,000	146,371
Fresnillo PLC 4.25% 10/2/50	250,000	194,230
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45% 5/15/30	150,000	150,959
Ivanhoe Mines Ltd. 7.88% 1/23/30	135,000	136,554
Kaiser Aluminum Corp. 5.88% 3/1/34	110,000	108,857
Navoi Mining & Metallurgical Co. 6.95% 10/17/31	200,000	210,675
Navoiyuran State Enterprise 6.70% 7/2/30	200,000	204,050
Nexa Resources SA 6.75% 4/9/34	200,000	211,468
LVIP Fidelity Institutional AM® Total Bond Fund-14

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Novelis Corp.
6.38% 8/15/33	70,000	$70,504
6.88% 1/30/30	185,000	189,658
Sibanye-Stillwater U.K. Financing PLC 6.25% 11/15/31	200,000	197,926
Volcan Cia Minera SAA 8.50% 10/28/32	285,000	294,889
		4,872,713
Miscellaneous Manufacturing–0.02%
Amsted Industries, Inc. 6.38% 3/15/33	50,000	50,557
Axon Enterprise, Inc.
6.13% 3/15/30	105,000	107,096
6.25% 3/15/33	130,000	133,246
Enpro, Inc. 6.13% 6/1/33	30,000	30,393
		321,292
Oil & Gas–1.86%
Adnoc Murban Rsc Ltd. 5.13% 9/11/54	200,000	180,293
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.63% 7/15/33	60,000	60,681
Bapco Energies BSC Closed
7.50% 10/25/27	150,000	150,595
8.38% 11/7/28	50,000	50,901
Breakwater Energy Holdings SARL 9.25% 11/15/30	130,000	137,160
California Resources Corp.
7.00% 1/15/34	105,000	103,837
7.25% 1/15/35	55,000	54,559
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75% 7/15/28	195,000	199,924
9.75% 2/15/31	110,000	116,306
‡Canacol Energy Ltd. 5.75% 11/24/28	872,000	301,267
Canadian Natural Resources Ltd. 2.95% 7/15/30	4,730,000	4,421,159
Cenovus Energy, Inc.
4.65% 3/20/31	366,000	361,314
5.40% 3/20/36	282,000	279,363
CITGO Petroleum Corp. 8.38% 1/15/29	50,000	51,440
CNX Resources Corp.
5.88% 3/1/34	100,000	97,314
7.25% 3/1/32	165,000	169,991
Comstock Resources, Inc.
5.88% 1/15/30	165,000	155,623
6.75% 3/1/29	130,000	128,009
Cosan Overseas Ltd. 8.25% 8/5/26	200,000	197,900
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
CVR Energy, Inc.
7.50% 2/15/31	125,000	$124,405
7.88% 2/15/34	60,000	59,359
DBR Land Holdings LLC 6.25% 12/1/30	50,000	50,781
Ecopetrol SA
8.38% 1/19/36	50,000	54,151
8.88% 1/13/33	350,000	383,289
Empresa Nacional del Petroleo 5.95% 7/30/34	200,000	204,213
Energean Israel Finance Ltd.
5.38% 3/30/28	115,000	113,776
5.88% 3/30/31	90,000	86,368
Geopark Ltd. 8.75% 1/31/30	250,000	247,866
Gran Tierra Energy, Inc. 9.75% 4/15/31	175,000	153,250
Hess Corp. 7.13% 3/15/33	1,910,000	2,146,668
KazMunayGas National Co. JSC 5.38% 4/24/30	100,000	100,923
Kosmos Energy Ltd.
7.50% 3/1/28	203,000	193,099
7.75% 5/1/27	160,000	157,600
8.75% 10/1/31	345,000	282,167
Leviathan Bond Ltd. 6.50% 6/30/27	140,000	140,530
MC Brazil Downstream Trading SARL 7.25% 6/30/31	166,780	156,565
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29	250,000	257,918
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31	146,000	144,749
Occidental Petroleum Corp.
5.38% 1/1/32	1,285,000	1,310,674
5.55% 10/1/34	895,000	915,524
ORLEN SA 6.00% 1/30/35	200,000	207,143
Par Petroleum LLC 7.38% 6/1/34	120,000	121,427
PBF Holding Co. LLC/PBF Finance Corp.
7.25% 6/1/34	160,000	158,401
7.88% 9/15/30	245,000	249,662
9.88% 3/15/30	95,000	101,573
Pertamina Persero PT 4.18% 1/21/50	50,000	38,212
‡Petroleos de Venezuela SA
5.38% 4/12/27	450,000	164,925
9.75% 5/17/35	300,000	133,440
Petroleos Mexicanos
5.95% 1/28/31	9,320,000	9,211,676
6.63% 6/15/35	500,000	485,431
6.70% 2/16/32	165,000	166,460
6.75% 9/21/47	1,104,000	944,980
7.69% 1/23/50	9,810,000	9,149,876
10.00% 2/7/33	200,000	235,459
LVIP Fidelity Institutional AM® Total Bond Fund-15

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petronas Capital Ltd. 3.40% 4/28/61	100,000	$66,736
PRIO Luxembourg Holding SARL 6.75% 10/15/30	200,000	196,000
QatarEnergy
2.25% 7/12/31	200,000	177,503
3.30% 7/12/51	350,000	238,987
Saudi Arabian Oil Co.
2.25% 11/24/30	300,000	267,883
3.25% 11/24/50	150,000	97,667
3.50% 4/16/29	300,000	289,560
4.25% 4/16/39	300,000	264,611
5.88% 7/17/64	200,000	187,759
6.38% 6/2/55	40,000	40,721
6.38% 6/2/55	200,000	203,779
Sunoco LP
4.63% 5/1/30	220,000	212,493
5.38% 7/15/31	145,000	143,026
5.63% 7/15/34	125,000	121,996
5.88% 3/15/34	70,000	69,040
6.25% 7/1/33	155,000	156,389
6.63% 8/15/32	100,000	101,707
μ7.88% 9/18/30	167,000	173,670
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	115,000	112,445
5.88% 3/15/28	125,000	124,949
Tecpetrol SA
7.63% 11/3/30	60,000	61,697
7.63% 1/22/33	50,000	51,472
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30	100,000	92,770
Transocean Aquila Ltd. 8.00% 9/30/28	86,154	88,136
Transocean International Ltd.
7.88% 10/15/32	40,000	41,758
8.25% 5/15/29	115,000	118,747
Tullow Holdco 2 Ltd. 15.00% 11/15/28	423,287	423,901
YPF SA 8.25% 1/17/34	50,000	52,252
		40,047,830
Oil & Gas Services–0.06%
Archrock Services LP/Archrock Partners Finance Corp. 6.00% 2/1/34	190,000	188,859
Guara Norte SARL 5.20% 6/15/34	105,612	102,059
Kodiak Gas Services LLC
6.50% 10/1/33	125,000	126,707
6.75% 10/1/35	110,000	112,845
Oceaneering International, Inc. 6.88% 7/15/34	110,000	111,734
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Star Holding LLC 8.75% 8/1/31	75,000	$75,173
TGS ASA 8.50% 1/15/30	60,000	63,067
USA Compression Partners LP/USA Compression Finance Corp. 6.25% 10/1/33	100,000	99,143
Viridien 10.00% 10/15/30	110,000	116,845
WBI Operating LLC 6.50% 10/15/33	54,000	54,339
Yinson Boronia Production BV 8.95% 7/31/42	228,293	250,966
		1,301,737
Packaging & Containers–0.04%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00% 9/1/29	145,000	137,832
6.25% 1/30/31	115,000	116,287
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30	105,000	103,573
Crown Americas LLC 5.88% 6/1/33	125,000	125,879
Graphic Packaging International LLC
3.75% 2/1/30	100,000	93,982
6.38% 7/15/32	70,000	70,625
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50% 5/15/30	110,000	103,682
		751,860
Pharmaceuticals–0.38%
1261229 BC Ltd. 10.00% 4/15/32	560,000	567,188
Accendra Health, Inc.
9.00% 6/15/32	70,000	65,159
9.75% 6/15/33	356,380	243,541
Bausch Health Cos., Inc. 11.00% 9/30/28	23,000	23,421
Bayer U.S. Finance LLC 6.50% 11/21/33	450,000	483,057
CVS Health Corp.
3.25% 8/15/29	5,640,000	5,400,822
μ6.75% 12/10/54	151,000	157,318
μ7.00% 3/10/55	225,000	233,595
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31	20,000	19,787
Teva Pharmaceutical Finance Netherlands III BV
3.15% 10/1/26	89,000	88,562
6.00% 12/1/32	290,000	300,917
LVIP Fidelity Institutional AM® Total Bond Fund-16

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued)
7.88% 9/15/29	200,000	$214,473
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/30	265,000	271,479
		8,069,319
Pipelines–1.60%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75% 10/15/33	70,000	69,325
5.75% 7/1/34	185,000	182,687
Cheniere Energy Partners LP 5.35% 11/30/36	755,000	751,135
Cheniere Energy, Inc.
5.20% 7/30/36	309,000	304,252
6.00% 7/30/56	87,000	86,969
CNX Midstream Partners LP 4.75% 4/15/30	130,000	123,920
CQP Holdco LP/BIP-V Chinook Holdco LLC 7.50% 12/15/33	165,000	172,481
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38% 6/30/33	65,000	66,219
8.63% 3/15/29	71,000	73,794
EIG Pearl Holdings SARL 3.55% 8/31/36	242,479	219,235
Energy Transfer LP
6.10% 12/1/28	4,235,000	4,368,070
μ6.50% 2/15/56	59,000	59,493
μ6.63% 2/15/28	152,000	153,219
μ6.75% 2/15/56	14,000	14,301
μ7.13% 5/15/30	80,000	82,545
Esentia Energy Development SAB de CV
6.13% 7/30/33	200,000	199,160
6.50% 7/30/38	200,000	196,160
Galaxy Pipeline Assets Bidco Ltd.
2.16% 3/31/34	65,987	58,647
2.63% 3/31/36	300,000	261,088
Genesis Energy LP/Genesis Energy Finance Corp.
6.75% 3/15/34	60,000	59,537
8.00% 5/15/33	145,000	150,824
Global Partners LP/GLP Finance Corp.
6.88% 1/15/29	115,000	116,015
7.13% 7/1/33	50,000	50,593
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Golar LNG Ltd.
7.50% 10/2/30	125,000	$127,108
7.75% 9/19/29	200,000	202,853
Green Palm Bidco SARL
5.96% 6/30/41	100,000	101,058
6.46% 6/30/46	200,000	202,611
Greensaif Pipelines Bidco SARL
6.13% 2/23/38	200,000	206,654
6.51% 2/23/42	200,000	210,665
Harvest Midstream I LP
6.75% 5/15/34	125,000	126,782
7.50% 5/15/32	50,000	51,788
Hess Midstream Operations LP
4.25% 2/15/30	65,000	62,700
5.13% 6/15/28	190,000	189,471
5.88% 3/1/28	120,000	120,848
Howard Midstream Energy Partners LLC
6.63% 1/15/34	70,000	70,598
7.38% 7/15/32	70,000	72,500
Kinetik Holdings LP
5.88% 6/15/30	125,000	125,726
6.63% 12/15/28	165,000	167,727
ONEOK, Inc.
5.05% 11/1/34	1,353,000	1,323,362
6.50% 9/1/30	2,990,000	3,141,279
•Plains All American Pipeline LP 8.02% (3 mo. USD Term SOFR + 4.37%) 7/30/26	850,000	849,985
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	2,230,000	2,146,726
Prairie Acquiror LP 9.00% 8/1/29	105,000	109,065
Rio Grande LNG LLC
5.25% 6/30/31	323,000	322,945
5.50% 1/30/34	410,000	407,852
5.75% 6/30/36	934,000	930,721
Rockies Express Pipeline LLC
4.95% 7/15/29	130,000	128,297
6.75% 3/15/33	160,000	164,466
μSouth Bow Canadian Infrastructure Holdings Ltd. 7.50% 3/1/55	110,000	117,556
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	195,000	194,587
6.00% 12/31/30	540,000	540,247
6.75% 3/15/34	70,000	70,620
Targa Resources Corp.
4.35% 1/15/29	466,000	462,462
LVIP Fidelity Institutional AM® Total Bond Fund-17

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Corp. (continued)
4.35% 4/15/31	535,000	$522,644
4.90% 9/15/30	658,000	659,446
5.65% 2/15/36	1,584,000	1,610,162
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,351,342
TMS Issuer SARL 5.78% 8/23/32	100,000	102,293
Venture Global Plaquemines LNG LLC
6.13% 12/15/30	105,000	107,432
6.50% 1/15/34	170,000	177,137
6.50% 6/15/34	75,000	78,133
6.75% 1/15/36	375,000	397,611
Western Midstream Operating LP 5.70% 7/1/36	1,302,000	1,304,343
Williams Cos., Inc. 2.60% 3/15/31	4,820,000	4,361,841
		34,441,312
Real Estate–0.24%
Akelius Residential Property AB 3.95% 3/25/31	100,000	114,324
μAldar Properties PJSC 5.88% 4/14/56	230,000	217,539
Alpha Star Holding IX Ltd. 7.00% 8/26/28	200,000	198,193
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00% 4/15/30	55,000	55,432
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75% 1/15/29	60,000	59,681
9.75% 4/15/30	120,000	129,007
Aroundtown SA 3.63% 4/10/31	110,000	133,424
Blackstone Property Partners Europe Holdings SARL 1.63% 4/20/30	300,000	318,505
CBRE Europe Logistics Partners SCA SICAV-SIF 3.50% 9/22/32	100,000	111,653
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/34	125,000	148,670
Citycon Treasury BV 5.38% 7/8/31	100,000	109,868
Corp. Inmobiliaria Vesta SAB de CV 5.50% 1/30/33	200,000	195,260
CPI Property Group SA 6.00% 1/27/32	205,000	230,174
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Dar Al-Arkan Sukuk Co. Ltd. 7.25% 7/2/30	200,000	$199,171
‡Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 11.00% 9/12/31	464,600	196,874
GTC Finance DAC 6.50% 10/15/30	200,000	207,243
μHeimstaden Bostad AB 3.63% 10/13/26	105,000	119,362
Howard Hughes Corp.
4.13% 2/1/29	40,000	38,647
4.38% 2/1/31	100,000	94,572
InRetail Shopping Malls 5.65% 10/16/32	80,000	78,960
Kennedy-Wilson, Inc.
7.00% 6/1/31	290,000	296,448
7.25% 6/1/33	310,000	316,570
Logicor Financing SARL 1.63% 1/17/30	305,000	325,891
P3 Group SARL
3.75% 4/2/33	100,000	112,069
4.00% 4/19/32	175,000	201,202
Prologis International Funding II SA 4.38% 7/1/36	275,000	324,400
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/27	215,000	237,739
Shurgard Luxembourg SARL 4.00% 5/27/35	100,000	113,044
Sirius Real Estate Ltd. 4.00% 1/22/32	100,000	113,339
Supernova Invest GmbH 4.38% 6/23/31	100,000	114,017
		5,111,278
Real Estate Investment Trusts–1.37%
Agree LP 2.90% 10/1/30	2,340,000	2,171,789
American Homes 4 Rent LP 4.95% 6/15/30	1,538,000	1,542,157
American Tower Corp. 3.63% 5/30/32	150,000	172,628
COPT Defense Properties LP
2.75% 4/15/31	4,950,000	4,489,780
4.50% 10/15/30	178,000	175,389
CTR Partnership LP/CareTrust Capital Corp. 3.88% 6/30/28	105,000	102,325
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38% 9/30/30	105,000	104,496
Great Portland Estates PLC 5.38% 9/25/31	340,000	451,565
LVIP Fidelity Institutional AM® Total Bond Fund-18

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Hammerson PLC 3.88% 6/8/31	100,000	$114,687
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% 6/15/29	100,000	97,729
7.00% 7/15/31	115,000	119,240
Millrose Properties, Inc.
6.25% 9/15/32	70,000	70,609
6.38% 8/1/30	100,000	101,355
MPT Operating Partnership LP/MPT Finance Corp.
0.99% 10/15/26	100,000	112,091
3.50% 3/15/31	195,000	134,094
4.63% 8/1/29	150,000	120,566
5.00% 10/15/27	655,000	635,324
8.50% 2/15/32	100,000	102,379
Omega Healthcare Investors, Inc.
3.25% 4/15/33	250,000	222,131
3.63% 10/1/29	2,000,000	1,918,246
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31	2,470,000	2,199,540
4.75% 3/15/33	498,000	488,257
Prologis Euro Finance LLC 3.25% 9/22/32	100,000	112,536
Realty Income Corp. 3.38% 6/20/31	100,000	113,363
RHP Hotel Properties LP/RHP Finance Corp.
5.75% 3/15/34	110,000	108,980
6.50% 6/15/33	100,000	102,595
Rithm Capital Corp.
8.00% 4/1/29	100,000	100,400
8.00% 7/15/30	100,000	99,746
8.50% 6/1/31	30,000	30,070
Sabra Health Care LP 3.20% 12/1/31	2,860,000	2,593,421
Starwood Property Trust, Inc.
5.25% 10/15/28	70,000	69,681
5.75% 1/15/31	110,000	109,310
5.88% 8/15/29	115,000	115,344
6.13% 6/1/31	35,000	35,185
6.50% 7/1/30	155,000	158,289
6.50% 10/15/30	65,000	66,500
7.25% 4/1/29	120,000	123,897
Stoneweg Ereit Lux Finco SARL 4.13% 2/22/33	200,000	225,674
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00% 1/15/30	185,000	180,712
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Ventas Realty LP 3.00% 1/15/30	4,570,000	$4,311,104
VICI Properties LP
4.95% 2/15/30	2,800,000	2,792,319
5.63% 4/1/35	1,170,000	1,170,495
VICI Properties LP/VICI Note Co., Inc.
4.63% 12/1/29	1,030,000	1,010,979
5.75% 2/1/27	265,000	265,693
		29,542,670
Retail–0.37%
1011778 BC ULC/New Red Finance, Inc.
4.38% 1/15/28	150,000	148,296
5.63% 9/15/29	195,000	196,018
Advance Auto Parts, Inc.
1.75% 10/1/27	40,000	38,441
3.50% 3/15/32	62,000	54,625
3.90% 4/15/30	55,000	51,706
7.00% 8/1/30	105,000	107,660
7.38% 8/1/33	315,000	326,488
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50% 7/1/32	180,000	170,219
Carvana Co. 9.00% 6/1/31	409,300	451,706
EG Global Finance PLC 12.00% 11/30/28	252,000	267,593
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30	331,000	324,612
‡Future Retail Ltd. 5.60% 1/22/25	905,000	9
LBM Acquisition LLC 6.25% 1/15/29	185,000	133,698
Lowe's Cos., Inc. 3.75% 4/1/32	4,590,000	4,350,454
Marks & Spencer PLC 5.13% 8/18/32	100,000	130,821
McDonald's Corp. 3.50% 5/21/32	150,000	171,708
Michaels Cos., Inc.
8.50% 3/15/33	197,000	195,127
11.00% 3/15/34	182,000	178,200
QXO Building Products, Inc.
6.50% 7/15/31	70,000	71,342
6.88% 7/15/34	75,000	76,993
Staples, Inc.
10.75% 9/1/29	295,000	281,415
12.75% 1/15/30	165,000	126,374
		7,853,505
Semiconductors–0.43%
Amkor Technology, Inc. 5.88% 10/1/33	70,000	70,243
LVIP Fidelity Institutional AM® Total Bond Fund-19

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc.
3.19% 11/15/36	1,965,000	$1,646,386
3.42% 4/15/33	4,810,000	4,384,729
Entegris, Inc.
4.75% 4/15/29	260,000	256,934
5.95% 6/15/30	415,000	419,212
Infineon Technologies AG 3.50% 2/16/34	100,000	113,600
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.85% 8/19/32	548,000	540,543
5.25% 8/19/35	1,581,000	1,581,501
ON Semiconductor Corp. 3.88% 9/1/28	100,000	97,301
@Wolfspeed, Inc. 7.00% 6/15/31	161,092	146,242
		9,256,691
Software–0.44%
Cloud Software Group, Inc. 9.00% 9/30/29	325,000	315,455
CoreWeave, Inc.
9.00% 2/1/31	480,000	474,343
9.25% 6/1/30	183,000	184,189
9.63% 7/15/32	75,000	73,879
9.75% 10/1/31	355,000	354,217
MSCI, Inc.
5.15% 3/15/36	373,000	361,057
5.25% 9/1/35	1,428,000	1,397,785
OAK-Eagle Acquireco, Inc.
7.25% 7/1/33	175,000	183,070
8.75% 7/1/34	155,000	164,505
Oracle Corp.
3.60% 4/1/40	819,000	597,188
4.45% 9/26/30	669,000	645,830
4.55% 2/4/29	60,000	59,149
•4.74% (1 day USD SOFR Index + 1.11%) 2/4/29	60,000	59,946
4.80% 9/26/32	1,115,000	1,060,935
4.95% 2/4/31	126,000	123,358
5.20% 9/26/35	1,015,000	950,249
5.35% 5/4/33	125,000	121,422
5.88% 9/26/45	626,000	547,983
5.95% 9/26/55	785,000	667,107
6.10% 9/26/65	808,000	676,007
6.55% 2/4/46	86,000	81,071
6.70% 2/4/56	61,000	57,414
6.85% 2/4/66	12,000	11,169
Rackspace Finance LLC 3.50% 5/15/28	210,000	190,575
		9,357,903
Telecommunications–1.46%
Altice Financing SA
5.75% 8/15/29	475,000	332,141
9.63% 7/15/27	145,000	111,311
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Altice France Lux 3/Altice Holdings 1 10.00% 1/15/33	274,000	$269,499
Altice France SA
6.50% 4/15/32	892,272	862,311
6.88% 7/15/32	89,298	86,590
APLD ComputeCo 2 LLC 6.75% 3/15/31	185,000	185,665
APLD ComputeCo 3 LLC 7.00% 6/15/31	270,000	269,447
APLD ComputeCo LLC 9.25% 12/15/30	400,000	431,514
AT&T, Inc.
2.25% 2/1/32	3,760,000	3,271,819
6.30% 1/15/38	1,485,000	1,557,378
Axian Telecom Holding & Management PLC 7.25% 7/11/30	200,000	201,935
Black Pearl Compute LLC 6.13% 2/15/31	99,000	100,269
BT Finance PLC 3.38% 11/17/32	125,000	141,112
C&W Senior Finance Ltd. 9.00% 1/15/33	270,000	272,688
Cipher Compute LLC 7.13% 11/15/30	103,000	107,071
Colombia Telecomunicaciones SA ESP 4.95% 7/17/30	220,000	209,440
Core Scientific Finance I LLC 7.75% 5/15/31	385,000	390,411
CT Trust 5.13% 2/3/32	200,000	190,044
Edged Compute LLC 7.50% 4/30/31	400,000	389,853
Flash Compute LLC 7.25% 12/31/30	175,000	179,939
HUT 8 DC LLC 6.19% 11/15/42	1,266,000	1,282,308
Iliad Holding SAS
7.00% 4/15/32	125,000	127,395
8.50% 4/15/31	115,000	121,835
Koninklijke KPN NV 3.88% 2/16/36	200,000	229,680
Level 3 Financing, Inc.
3.75% 7/15/29	27,000	26,055
6.88% 6/30/33	170,000	174,658
7.00% 3/31/34	150,000	154,671
7.50% 2/15/37	150,000	153,957
8.50% 1/15/36	235,000	252,351
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31	200,000	209,044
Liquid Telecommunications Financing PLC 10.75% 4/14/31	219,000	226,333
LVIP Fidelity Institutional AM® Total Bond Fund-20

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Meridian Arc Holdco LLC 6.25% 4/30/31	410,000	$410,918
Millicom International Cellular SA
4.50% 4/27/31	305,000	284,605
7.38% 4/2/32	100,000	103,263
NTT Finance Corp.
3.68% 7/16/33	100,000	114,131
4.57% 7/16/27	247,000	247,207
4.62% 7/16/28	250,000	249,399
4.88% 7/16/30	638,000	636,583
5.01% 11/1/31	910,000	908,784
5.26% 11/1/33	1,310,000	1,305,963
Orange SA 5.00% 1/13/36	200,000	195,376
PR RNO Property Owner 1 LLC 6.50% 5/1/31	540,000	539,221
Road Michigan Property Owner I LLC 7.50% 3/30/45	417,000	415,643
μRogers Communications, Inc.
7.00% 4/15/55	100,000	102,330
7.13% 4/15/55	65,000	66,781
Sable International Finance Ltd. 7.13% 10/15/32	345,000	342,436
Silk Road Group Holding LLC 7.50% 9/15/30	200,000	201,690
Stingray Compute LLC 6.00% 6/15/31	90,000	90,177
SV RNO Property Owner 1 LLC 5.88% 3/1/31	155,000	152,765
Telecom Argentina SA 9.50% 7/18/31	44,000	47,780
Telecommunications Co. Telekom Srbija AD Belgrade 7.00% 10/28/29	250,000	250,078
μTELUS Corp.
6.63% 10/15/55	98,000	99,365
7.00% 10/15/55	66,000	68,243
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	428,037
3.88% 4/15/30	4,430,000	4,292,561
5.13% 5/15/32	915,000	924,451
5.75% 1/15/34	1,190,000	1,232,202
Turk Telekomunikasyon AS 6.95% 10/7/32	55,000	54,433
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50% 2/15/29	315,000	312,514
8.63% 6/15/32	105,000	109,538
8.63% 6/15/32	150,000	156,482
Uniti Services LLC 7.50% 10/15/33	100,000	105,238
Veon Midco BV 6.95% 6/1/31	200,000	199,661
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,865,563
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
5.25% 4/2/35	1,830,000	$1,829,497
Vmed O2 U.K. Financing I PLC
4.25% 1/31/31	145,000	119,241
6.75% 1/15/33	85,000	71,967
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25% 10/1/31	150,000	158,183
WULF Compute LLC 7.75% 10/15/30	195,000	204,818
Yondr JK 1 LLC 6.88% 6/30/31	90,000	90,226
		31,506,074
Transportation–0.05%
Beacon Mobility Corp. 7.25% 8/1/30	65,000	67,469
Danaos Corp. 6.88% 10/15/32	105,000	108,473
Genesee & Wyoming, Inc. 6.25% 4/15/32	195,000	197,795
Georgian Railway JSC 4.00% 6/17/28	50,000	47,971
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	200,000	198,446
Mobico Group PLC
4.88% 9/26/31	165,000	150,386
μ7.85% 2/26/31	100,000	76,142
Rand Parent LLC 8.50% 2/15/30	105,000	108,764
Rumo Luxembourg SARL 4.20% 1/18/32	65,000	58,181
Transnet 8.25% 2/6/28	50,000	51,906
		1,065,533
Trucking & Leasing–0.01%
FTAI Aviation Investors LLC
7.00% 6/15/32	100,000	103,276
7.88% 12/1/30	110,000	114,934
		218,210
Water–0.11%
Anglian Water Osprey Financing PLC 6.38% 8/18/33	100,000	128,287
Anglian Water Services Financing PLC
4.25% 6/23/36	100,000	114,201
5.88% 6/20/31	210,000	282,861
Northumbrian Water Finance PLC
4.50% 2/14/31	185,000	236,955
5.63% 4/29/33	100,000	131,916
LVIP Fidelity Institutional AM® Total Bond Fund-21

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water (continued)
Severn Trent Utilities Finance PLC 3.88% 8/4/35	175,000	$199,063
South West Water Finance PLC
5.25% 9/15/31	125,000	164,144
5.75% 12/11/32	160,000	214,242
SW Finance I PLC
6.88% 8/7/32	100,000	133,529
7.38% 12/12/41	100,000	129,683
Veolia Environnement SA 3.32% 6/17/32	300,000	340,621
Wessex Water Services Finance PLC 6.13% 9/19/34	170,000	226,261
Yorkshire Water Finance PLC 6.00% 7/22/33	100,000	132,838
		2,434,601
Total Corporate Bonds (Cost $566,723,386)		572,250,624
LOAN AGREEMENTS–5.79%
•1011778 BC Unlimited Liability Co. 5.39% (1 mo. USD Term SOFR + 1.75%) 9/20/30	594,346	593,110
•19th Holdings Golf LLC 6.96% (1 mo. USD Term SOFR + 3.25%) 2/7/29	518,444	519,579
•ABG Intermediate Holdings 2 LLC 5.89% (1 mo. USD Term SOFR + 2.25%) 12/21/28	518,592	518,592
•Acosta, Inc. 9.28% (3 mo. USD Term SOFR + 5.50%) 8/21/31	119,282	117,642
•Acrisure LLC
6.64% (1 mo. USD Term SOFR + 3.00%) 11/6/30	1,837,515	1,658,357
6.89% (1 mo. USD Term SOFR + 3.25%) 6/21/32	294,144	265,024
∞ADI Global Distribution Funding LLC 0.00% 6/17/33	40,000	40,050
•Ahead DB Holdings LLC 6.23% (3 mo. USD Term SOFR + 2.50%) 2/3/31	238,364	234,111
•AI Aqua Merger Sub, Inc.
6.12 - 6.16% (3 mo. USD Term SOFR + 2.50%) 7/31/28	658,350	657,468
6.17% (1 mo. USD Term SOFR + 2.25%) 7/31/26	670,000	669,250
•Air Canada 5.41% (3 mo. USD Term SOFR + 1.75%) 3/21/31	74,619	74,339
Air Comm Corp. LLC
✠1.00% 12/11/31	16,667	16,656
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Air Comm Corp. LLC (continued)
•6.20% (3 mo. USD Term SOFR + 2.50%) 12/11/31	477,415	$477,119
•AIT Worldwide Logistics, Inc. 7.91% (3 mo. USD Term SOFR + 4.25%) 4/29/33	235,000	234,944
•Alera Group, Inc. 6.39% (1 mo. USD Term SOFR + 2.75%) 5/30/32	372,591	353,451
•AlixPartners LLP 5.64% (1 mo. USD Term SOFR + 2.00%) 8/12/32	169,150	168,030
•Alkermes, Inc. 6.48% (3 mo. USD Term SOFR + 2.75%) 8/12/31	74,813	75,000
•Alliant Holdings Intermediate LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 9/19/31	298,960	294,682
•Allied Universal Holdco LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 8/20/32	813,850	813,744
•Allison Transmission, Inc. 5.38% (1 mo. USD Term SOFR + 1.75%) 1/2/33	69,825	69,694
•Alpha Generation LLC 5.39% (1 mo. USD Term SOFR + 1.75%) 7/31/26	260,000	256,669
•Altice Financing SA 8.67% (3 mo. USD Term SOFR + 5.00%) 10/31/27	9,923	7,418
•Altice France SA 10.55% (3 mo. USD Term SOFR + 6.88%) 5/31/31	1,474,267	1,502,278
•Amentum Holdings, Inc. 5.39% (1 mo. USD Term SOFR + 1.75%) 9/29/31	304,073	303,465
•American Airlines, Inc.
5.93% (3 mo. USD Term SOFR + 2.25%) 4/20/28	495,000	494,149
6.43% (3 mo. USD Term SOFR + 2.75%) 5/28/32	99,000	99,000
6.67% (3 mo. USD Term SOFR + 3.00%) 5/29/33	575,000	567,335
•American Axle & Manufacturing, Inc. 6.87 - 6.92% (1 mo. USD Term SOFR + 3.25%) 2/3/33	113,563	113,515
•American Trailer World Corp. 7.49% (1 mo. USD Term SOFR + 3.75%) 3/3/28	365,000	244,853
•Amneal Pharmaceuticals LLC 6.64% (1 mo. USD Term SOFR + 3.00%) 8/1/32	163,764	164,276
•AmWINS Group, Inc. 5.73% (3 mo. USD Term SOFR + 2.00%) 1/30/32	230,073	224,770
LVIP Fidelity Institutional AM® Total Bond Fund-22

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Anticimex International AB 6.41% (3 mo. USD Term SOFR + 2.90%) 11/17/31	193,537	$193,710
•AP Core Holdings II LLC 10.14% (3 mo. USD Term SOFR + 6.50%) 5/15/31	643,000	639,181
•APi Group DE, Inc. 5.39% (1 mo. USD Term SOFR + 1.75%) 5/16/33	144,637	144,290
•Applied Systems, Inc. 5.98% (3 mo. USD Term SOFR + 2.25%) 2/24/31	465,563	456,834
•Arcis Golf LLC 6.39% (1 mo. USD Term SOFR + 2.75%) 11/24/28	113,030	113,171
•Artera Services LLC 8.14% (1 mo. USD Term SOFR + 4.50%) 2/15/31	877,173	773,430
•Arthur U.S. Finco, Inc. 8.98% (3 mo. USD Term SOFR + 5.25%) 12/14/29	492,443	441,559
•Aruba Investments Holdings LLC
7.77% (3 mo. USD Term SOFR + 4.00%) 11/24/27	627,886	574,516
8.42% (3 mo. USD Term SOFR + 4.75%) 11/24/27	9,987	9,138
11.52% (3 mo. USD Term SOFR + 7.75%) 11/24/28	170,000	127,500
•Ascend Learning LLC 6.64% (1 mo. USD Term SOFR + 3.00%) 12/11/28	765,499	745,512
•Aspire Bakeries Holdings LLC 6.64% (1 mo. USD Term SOFR + 3.00%) 12/23/30	174,562	175,072
•Asplundh Tree Expert LLC 5.39% (1 mo. USD Term SOFR + 1.75%) 5/23/31	246,848	246,500
•Astro Acquisition LLC 6.23% (3 mo. USD Term SOFR + 2.50%) 8/30/32	99,750	99,750
•Asurion LLC
7.41% (3 mo. USD Term SOFR + 3.75%) 2/23/33	473,240	446,620
7.91% (3 mo. USD Term SOFR + 4.25%) 9/19/30	1,728,015	1,705,551
9.03% (3 mo. USD Term SOFR + 5.25%) 1/20/29	461,215	455,219
•AthenaHealth Group, Inc. 6.39% (1 mo. USD Term SOFR + 2.75%) 2/15/29	541,243	539,776
•Aurora Lux Finco SARL 8.98% (3 mo. USD Term SOFR + 5.25%) 10/1/32	253,875	225,314
•Aveanna Healthcare LLC 6.64% (1 mo. USD Term SOFR + 3.00%) 9/17/32	64,675	64,881
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Avis Budget Car Rental LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 7/16/32	108,900	$108,446
•Azorra Soar TLB Finance Ltd. 6.16% (3 mo. USD Term SOFR + 2.50%) 10/18/29	218,177	218,358
•Bakelite U.S. Holdco, Inc. 7.48% (3 mo. USD Term SOFR + 3.75%) 12/23/31	493,734	492,061
•Bausch & Lomb Corp. 7.39% (1 mo. USD Term SOFR + 3.75%) 1/15/31	273,041	273,382
•Bausch Health Cos., Inc. 9.89% (1 mo. USD Term SOFR + 6.25%) 10/8/30	1,654,757	1,602,781
•BCPE Empire Holdings, Inc.
6.89% (1 mo. USD Term SOFR + 3.25%) 12/11/30	518,608	511,156
7.14% (1 mo. USD Term SOFR + 3.50%) 12/29/32	548,625	541,312
BCPE HIPH Parent, Inc.
✠0.50% 10/9/26	8,121	8,121
•7.74% (3 mo. USD Term SOFR + 4.00%) 10/2/26	76,879	76,879
•Beach Acquisition Bidco LLC 6.39% (1 mo. USD Term SOFR + 2.75%) 9/12/32	154,226	154,832
•Belden, Inc. 5.91% (1 mo. USD Term SOFR + 2.25%) 7/31/26	130,000	130,000
∞Bending Spoons U.S., Inc. 0.00% 3/7/31	100,000	98,100
•Berlin Packaging LLC 6.98 - 6.93% (3 mo. USD Term SOFR + 3.25%) 6/7/31	337,450	335,469
•Betclic Everest Group SAS 6.48% (3 mo. Prime Rate + 1.75%) 12/10/31	74,813	74,836
•BIFM U.S. Finance LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 5/31/28	153,442	153,826
•BioMarin Pharmaceutical, Inc. 5.43% (6 mo. USD Term SOFR + 1.75%) 4/27/33	135,000	134,933
•Boots Group Bidco Ltd. 6.92% (3 mo. USD Term SOFR + 3.25%) 8/30/32	109,450	109,724
•Brand Industrial Services, Inc. 8.16% (3 mo. USD Term SOFR + 4.50%) 8/1/30	1,061,692	827,897
•BroadStreet Partners, Inc. 6.14% (1 mo. USD Term SOFR + 2.50%) 6/13/31	344,865	332,294
•C&S Wholesale Grocers, Inc. 8.73% (3 mo. USD Term SOFR + 5.00%) 9/20/30	347,487	333,153
LVIP Fidelity Institutional AM® Total Bond Fund-23

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•CACI International, Inc. 5.39% (1 mo. USD Term SOFR + 1.75%) 3/9/33	54,863	$54,725
•Caesars Entertainment, Inc. 5.89% (1 mo. USD Term SOFR + 2.25%) 2/6/30	1,230,945	1,187,480
•Calpine Construction Finance Co. LP 5.39% (1 mo. USD Term SOFR + 1.75%) 7/31/30	170,000	169,760
=Canacol Energy Ltd. 15.00% 5/1/33	46,781	46,781
•Cardenas Markets, Inc. 10.58% (3 mo. USD Term SOFR + 6.75%) 8/1/29	518,461	326,288
•Cast & Crew Payroll LLC 7.41% (3 mo. USD Term SOFR + 3.75%) 12/29/28	318,996	119,225
•CD&R Hydra Buyer, Inc. 7.74% (1 mo. USD Term SOFR + 4.00%) 3/25/31	493,687	493,791
•Celsius Holdings, Inc. 5.98% (3 mo. USD Term SOFR + 2.25%) 4/1/32	192,986	193,951
•CFC Bidco Ltd. 7.18% (3 mo. USD Term SOFR + 3.50%) 7/1/32	119,388	111,827
•Chamberlain Group, Inc. 6.64% (1 mo. USD Term SOFR + 3.00%) 9/8/32	233,397	233,343
•Charlotte Buyer, Inc.
7.87% (1 mo. USD Term SOFR + 4.25%) 7/13/26	266,146	265,659
8.24% (3 mo. USD Term SOFR + 4.50%) 7/31/26	75,000	74,866
•Charter NEX U.S., Inc. 6.11% (1 mo. USD Term SOFR + 2.50%) 11/29/30	493,473	493,334
•Chemours Co. 7.14% (1 mo. USD Term SOFR + 3.50%) 10/15/32	323,375	322,366
•Chewy, Inc. 5.45% (3 mo. USD Term SOFR + 1.75%) 6/23/33	60,000	59,925
•CHG Healthcare Services, Inc. 6.66% (3 mo. USD Term SOFR + 3.00%) 9/29/31	246,883	246,870
•Chobani LLC 5.89% (1 mo. USD Term SOFR + 2.25%) 10/28/32	233,825	234,159
•Citadel Securities LP 5.66% (3 mo. USD Term SOFR + 2.00%) 6/10/33	687,481	685,811
•City Football Group Ltd. 6.93% (3 mo. USD Term SOFR + 3.00%) 7/22/30	543,449	540,732
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Clarios Global LP 6.14% (1 mo. USD Term SOFR + 2.50%) 5/6/30	605,433	$605,433
•Clean Energy Future-Trumbull LLC 6.73% (3 mo. USD Term SOFR + 3.00%) 4/29/33	80,000	80,100
•Cloud Software Group, Inc. 6.98% (3 mo. USD Term SOFR + 3.25%) 3/21/31	1,239,384	1,082,912
•Clydesdale Acquisition Holdings, Inc. 6.82% (1 mo. USD Term SOFR + 3.18%) 4/13/29	1,877,000	1,841,581
•CMG Media Corp. 7.33% (3 mo. USD Term SOFR + 3.50%) 6/18/29	719,306	648,173
•CNT Holdings I Corp. 6.16% (3 mo. USD Term SOFR + 2.50%) 11/8/32	204,482	204,550
•Columbus McKinnon Corp. 7.23% (3 mo. USD Term SOFR + 3.50%) 2/3/33	167,300	166,811
•CompoSecure Holdings LLC 5.92% (3 mo. USD Term SOFR + 2.25%) 1/14/33	240,000	238,406
•Congruex Group LLC 9.63% (3 mo. USD Term SOFR + 5.75%) 5/3/29	67,069	40,398
•Connect Holding II LLC
7.90% (1 mo. USD Term SOFR + 4.25%) 4/3/31	365,000	342,290
8.65% (1 mo. USD Term SOFR + 5.00%) 10/3/31	35,000	25,454
•Consolidated Energy Finance SA
8.16% (3 mo. USD Term SOFR + 4.50%) 11/15/30	521,789	508,875
8.41% (3 mo. USD Term SOFR + 4.75%) 11/15/30	344,137	333,239
•Constant Contact, Inc. 7.93% (3 mo. USD Term SOFR + 4.00%) 2/10/28	730,113	707,165
•Construction Partners, Inc. 5.64% (1 mo. USD Term SOFR + 2.00%) 11/3/31	311,911	311,505
•CoorsTek, Inc. 6.23% (3 mo. USD Term SOFR + 2.50%) 10/28/32	114,713	114,785
•Core & Main LP 5.48% (3 mo. USD Term SOFR + 1.75%) 7/7/26	80,000	79,800
✠•CoreWeave Financing DDTL V LLC 8.11% (1 mo. USD Term SOFR + 4.50%) 11/17/31	670,000	683,259
•Cornerstone Building Brands, Inc.
7.01% (3 mo. USD Term SOFR + 3.25%) 4/12/28	729,337	442,708
LVIP Fidelity Institutional AM® Total Bond Fund-24

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Cornerstone Building Brands, Inc. (continued)
8.16% (3 mo. USD Term SOFR + 4.50%) 5/15/31	164,204	$83,416
9.29% (3 mo. USD Term SOFR + 5.63%) 8/1/28	94,026	53,595
•Corp. Service Co. 5.64% (1 mo. USD Term SOFR + 2.00%) 11/2/29	406,818	404,377
•Corpay Technologies Operating Co. LLC 5.39% (1 mo. USD Term SOFR + 1.75%) 11/5/32	159,201	158,717
•Cotiviti Corp. 6.37% (1 mo. USD Term SOFR + 2.75%) 5/1/31	765,451	698,957
•CPI Holdco B LLC 5.64% (1 mo. USD Term SOFR + 2.00%) 5/19/31	202,747	201,839
•Crash Champions LLC 8.42% (3 mo. USD Term SOFR + 4.75%) 2/23/29	220,000	204,833
•Crown Finance U.S., Inc. 8.11% (1 mo. USD Term SOFR + 4.50%) 12/2/31	1,012,393	1,013,659
•Crown Subsea Communications Holding, Inc. 6.64% (1 mo. USD Term SOFR + 3.00%) 1/30/31	124,685	124,997
•Cushman & Wakefield U.S. Borrower LLC 5.89% (1 mo. USD Term SOFR + 2.25%) 6/13/33	100,000	99,750
•CWGS Group LLC 6.26% (1 mo. USD Term SOFR + 2.50%) 6/3/28	363,163	345,143
•Cyberswift U.S. Finco LLC 7.43% (3 mo. USD Term SOFR + 4.00%) 10/8/32	69,825	69,476
•Darktrace PLC
6.93% (3 mo. USD Term SOFR + 3.25%) 10/9/31	642,682	584,519
8.93% (3 mo. USD Term SOFR + 5.25%) 10/9/32	80,000	72,483
•Dave & Buster's, Inc.
6.92% (3 mo. USD Term SOFR + 3.25%) 6/29/29	500,000	438,750
6.92% (3 mo. USD Term SOFR + 3.25%) 11/1/31	218,952	176,865
•DaVita, Inc. 5.37% (1 mo. USD Term SOFR + 1.75%) 5/9/31	493,756	492,754
•Dayforce, Inc. 6.66% (3 mo. USD Term SOFR + 3.00%) 2/4/33	550,000	499,735
•DCert Buyer, Inc. 11.36% (1 mo. USD Term SOFR + 7.00%) 7/31/26	250,000	207,032
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Delek U.S. Holdings, Inc. 6.64% (1 mo. USD Term SOFR + 3.00%) 5/17/32	130,000	$129,757
•DG Investment Intermediate Holdings 2, Inc.
6.89% (1 mo. USD Term SOFR + 3.25%) 7/9/32	496,211	496,831
9.14% (1 mo. USD Term SOFR + 5.50%) 7/29/33	40,000	40,200
•Disco Parent, Inc. 6.67% (3 mo. USD Term SOFR + 3.00%) 8/6/32	114,425	111,564
•Discovery Global Holdings, Inc. 6.14% (1 mo. USD Term SOFR + 2.50%) 6/3/33	917,019	916,937
•Discovery Purchaser Corp. 7.41% (3 mo. USD Term SOFR + 3.75%) 10/4/29	894,587	890,114
•Dotdash Meredith, Inc. 7.12% (1 mo. USD Term SOFR + 3.50%) 6/16/32	174,125	163,514
•Dycom Investments, Inc. 5.40% (3 mo. USD Term SOFR + 1.75%) 1/27/33	110,000	110,034
•Dynasty Acquisition Co., Inc.
5.64% (1 mo. USD Term SOFR + 2.00%) 10/31/31	357,683	358,388
5.64% (1 mo. USD Term SOFR + 2.00%) 10/31/31	136,051	136,319
•Eagle Parent Corp. 7.98% (3 mo. USD Term SOFR + 4.25%) 4/2/29	740,335	743,481
•Echo Global Logistics, Inc. 7.49% (1 mo. USD Term SOFR + 3.75%) 11/23/28	287,003	277,138
•ECL Entertainment LLC 6.64% (1 mo. USD Term SOFR + 3.00%) 8/30/30	99,250	99,219
•EG America LLC 6.92% (3 mo. USD Term SOFR + 3.25%) 2/10/31	860,000	862,150
•Elanco Animal Health, Inc. 5.37% (1 mo. USD Term SOFR + 1.75%) 10/31/32	74,625	74,569
∞Electronic Arts, Inc. 0.00% 3/24/33	665,000	666,430
•Ellucian Holdings, Inc. 6.14% (1 mo. USD Term SOFR + 2.50%) 10/9/29	518,624	499,404
•EMG Utica LLC 7.23% (3 mo. USD Term SOFR + 3.50%) 4/1/30	54,446	54,582
•EMRLD Borrower LP
5.89% (1 mo. USD Term SOFR + 2.25%) 8/4/31	228,159	227,842
5.92% (3 mo. USD Term SOFR + 2.25%) 5/31/30	34,650	34,604
LVIP Fidelity Institutional AM® Total Bond Fund-25

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Endo Luxembourg Finance Co. I SARL 7.39% (1 mo. USD Term SOFR + 3.75%) 4/23/31	493,719	$493,719
•Ensemble RCM LLC 6.66% (3 mo. USD Term SOFR + 3.00%) 2/9/33	825,000	821,494
•Epicor Software Corp. 6.39% (1 mo. USD Term SOFR + 2.75%) 7/31/26	250,000	238,437
•Esdec Solar Group BV 8.96% (3 mo. USD Term SOFR + 5.00%) 8/30/28	727,133	368,417
•Examworks Bidco, Inc. 6.14% (1 mo. USD Term SOFR + 2.50%) 2/6/33	115,000	115,048
•Fertitta Entertainment LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 1/27/29	1,752,319	1,749,655
•Fiesta Purchaser, Inc. 6.39% (1 mo. USD Term SOFR + 2.75%) 2/12/31	399,333	391,279
•Filtration Group Corp. 6.14% (1 mo. USD Term SOFR + 2.50%) 10/21/28	142,639	142,639
•Flutter Financing BV
5.48% (3 mo. USD Term SOFR + 1.75%) 11/30/30	518,543	513,228
5.73% (3 mo. USD Term SOFR + 2.00%) 6/4/32	64,350	64,008
•Flynn Restaurant Group LP 7.39% (1 mo. USD Term SOFR + 3.75%) 1/28/32	518,582	512,728
•Focus Financial Partners LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 9/15/31	282,909	275,695
•Froneri Lux Finco SARL 5.88% (6 mo. USD Term SOFR + 2.25%) 9/30/31	246,875	244,952
•Fugue Finance BV 5.92% (3 mo. USD Term SOFR + 2.25%) 1/9/32	174,125	173,477
•Gen Digital, Inc. 5.39% (1 mo. USD Term SOFR + 1.75%) 9/12/29	515,101	508,384
•GEN II Fund Services LLC 6.48% (3 mo. USD Term SOFR + 2.75%) 11/26/31	172,064	171,634
•Genesee & Wyoming, Inc. 5.48% (3 mo. USD Term SOFR + 1.75%) 4/10/31	518,592	516,129
•Genesys Cloud Services Holdings II LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 1/30/32	284,736	272,199
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Genmab AS 5.73% (3 mo. USD Term SOFR + 2.00%) 12/13/32	290,603	$290,239
•GFL Environmental, Inc. 6.16% (3 mo. USD Term SOFR + 2.50%) 3/3/32	496,250	496,002
•Global Medical Response, Inc. 6.89% (1 mo. USD Term SOFR + 3.25%) 10/1/32	97,067	97,283
•Gloves Buyer, Inc. 7.64% (1 mo. USD Term SOFR + 4.00%) 5/21/32	522,437	523,853
•Go Daddy Operating Co. LLC 5.39% (1 mo. USD Term SOFR + 1.75%) 11/9/29	291,631	284,965
•Golden State Food LLC 7.23% (3 mo. USD Term SOFR + 3.50%) 12/4/31	114,135	114,183
•Graham Packaging Co., Inc. 5.89% (1 mo. USD Term SOFR + 2.25%) 1/26/33	129,675	129,715
•Great Outdoors Group LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 1/23/32	2,962,406	2,969,812
•Greystar Real Estate Partners LLC 5.92% (3 mo. USD Term SOFR + 2.25%) 8/21/30	199,500	199,251
•Grifols Worldwide Operations USA, Inc. 6.19% (6 mo. USD Term SOFR + 2.50%) 4/14/33	139,650	139,929
•GTCR Everest Borrower LLC 6.23% (3 mo. USD Term SOFR + 2.50%) 9/5/31	174,101	173,258
•GVC Holdings Gibraltar Ltd. 5.98% (3 mo. USD Term SOFR + 2.25%) 7/31/32	153,837	153,581
•Hamilton Projects Acquiror LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 5/30/31	70,563	70,719
Hanger, Inc.
•7.14% (1 mo. USD Term SOFR + 3.50%) 10/23/31	218,714	219,340
✠•7.14% (1 mo. USD Term SOFR + 3.50%) 10/23/31	28,361	28,442
•HarbourVest Partners LP 5.73% (3 mo. USD Term SOFR + 2.00%) 4/19/30	134,325	133,821
•Heartland Dental LLC 7.14% (1 mo. USD Term SOFR + 3.50%) 8/25/32	173,898	173,931
•Help At Home, Inc. 8.64% (1 mo. USD Term SOFR + 5.00%) 9/24/31	493,734	435,385
LVIP Fidelity Institutional AM® Total Bond Fund-26

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Heritage Environmental Services, Inc. 6.64% (1 mo. USD Term SOFR + 3.00%) 4/1/33	85,000	$85,319
•Herschend Entertainment Co. LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 5/27/32	79,200	79,279
•Hexion Holdings Corp.
7.65% (1 mo. USD Term SOFR + 4.00%) 3/15/29	1,063,372	1,026,378
11.18% (1 mo. USD Term SOFR + 7.44%) 3/15/30	137,500	127,359
•HighTower Holdings LLC 6.41% (3 mo. USD Term SOFR + 2.75%) 2/3/32	519,874	515,409
•Hilton Grand Vacations Borrower LLC 5.64% (1 mo. USD Term SOFR + 2.00%) 8/2/28	743,442	742,513
•HNI Corp. 5.37% (1 mo. USD Term SOFR + 1.75%) 12/10/32	79,600	79,501
•Hologic, Inc. 5.99% (3 mo. USD Term SOFR + 2.25%) 4/7/33	515,000	503,521
•Horizon U.S. Finco LP 8.41% (3 mo. USD Term SOFR + 4.75%) 10/31/31	479,225	446,878
•HUB International Ltd. 5.92 - 5.98% (3 mo. USD Term SOFR + 2.25%) 6/20/30	868,395	866,971
•IVC Acquisition Ltd. 7.48% (3 mo. USD Term SOFR + 3.75%) 12/12/28	518,560	513,804
•J&J Ventures Gaming LLC 7.14% (1 mo. USD Term SOFR + 3.50%) 4/26/30	518,624	515,844
•Jane Street Group LLC 5.67% (3 mo. USD Term SOFR + 2.00%) 12/15/31	631,725	625,459
•Jazz Financing Lux SARL 5.89% (1 mo. USD Term SOFR + 2.25%) 5/5/28	489,981	491,000
Jupiter Borrower, Inc.
∞0.00%	50,000	49,896
•6.50% (3 mo. USD Term SOFR + 2.75%) 9/30/26	335,000	334,303
•Jupiter Buyer, Inc. 7.73% (3 mo. USD Term SOFR + 4.00%) 11/3/31	209,470	209,732
Kaman Corp.
✠0.00% 2/26/32	51,983	51,873
•5.67% (3 mo. USD Term SOFR + 2.00%) 2/26/32	448,159	447,209
•Karman Holdings LLC 6.48% (3 mo. USD Term SOFR + 2.75%) 4/1/32	74,625	74,859
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Kaseya, Inc.
6.91% (3 mo. USD Term SOFR + 3.25%) 3/22/32	1,283,998	$987,960
8.66% (3 mo. USD Term SOFR + 5.00%) 3/21/33	20,000	12,025
•Kingpin Intermediate Holdings LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 9/22/32	174,125	151,097
•KnowBe4, Inc. 7.41% (3 mo. USD Term SOFR + 3.75%) 7/23/32	248,750	192,781
•LBM Acquisition LLC 8.65% (1 mo. USD Term SOFR + 5.00%) 6/6/31	113,762	101,422
•LC AHAB U.S. Bidco LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 5/1/31	114,418	114,132
•Level 3 Financing, Inc. 6.39% (1 mo. USD Term SOFR + 2.75%) 3/29/32	55,000	54,983
•Life Time Fitness, Inc. 5.61% (1 mo. USD Term SOFR + 2.00%) 11/5/31	496,250	496,374
•Live Nation Entertainment, Inc. 5.64% (1 mo. USD Term SOFR + 2.00%) 10/21/32	64,675	64,594
•Lonza Group AG 7.76% (3 mo. USD Term SOFR + 3.93%) 7/3/28	944,486	892,719
•M2S Group Holdings, Inc. 8.41% (3 mo. USD Term SOFR + 4.75%) 8/25/31	810,590	802,995
•Madison IAQ LLC 5.47% (6 mo. USD Term SOFR + 1.75%) 5/6/32	140,000	139,636
•MajorDrive Holdings IV LLC 7.99% (3 mo. USD Term SOFR + 4.00%) 6/1/28	297,139	284,579
•Mativ Holdings, Inc. 8.14% (1 mo. USD Term SOFR + 4.50%) 4/4/33	310,000	310,000
•Maximus, Inc. 5.64% (1 mo. USD Term SOFR + 2.00%) 5/30/31	104,733	104,308
•McKesson Medical-Surgical Top Holdings, Inc. 5.98% (3 mo. USD Term SOFR + 2.25%) 6/9/32	250,000	249,792
•MED ParentCo LP 6.64% (1 mo. USD Term SOFR + 3.00%) 4/15/31	163,765	163,833
•MH Sub I LLC
7.89% (1 mo. USD Term SOFR + 4.25%) 5/3/28	198,106	192,327
7.89% (1 mo. USD Term SOFR + 4.25%) 12/31/31	1,483,703	1,281,919
LVIP Fidelity Institutional AM® Total Bond Fund-27

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Michaels Cos., Inc. 8.73% (3 mo. USD Term SOFR + 5.00%) 3/15/33	80,000	$79,520
•Mitchell International, Inc. 6.64% (1 mo. USD Term SOFR + 3.00%) 6/17/31	229,424	217,890
•MKS Instruments, Inc. 5.36% (1 mo. USD Term SOFR + 1.75%) 2/4/33	79,932	80,092
•Modena Buyer LLC 7.91% (3 mo. USD Term SOFR + 4.25%) 7/1/31	767,399	707,350
•Modern Aviation FBO Holdings LLC 6.73% (3 mo. USD Term SOFR + 3.00%) 9/30/26	35,000	35,000
•ModivCare Buyer LLC 8.73% (3 mo. USD Term SOFR + 5.00%) 12/30/32	34,707	29,096
MRP Buyer LLC
•6.98% (3 mo. USD Term SOFR + 3.25%) 6/4/32	132,172	132,502
6.98% 6/4/32	16,856	16,898
•Natgasoline LLC 9.14% (1 mo. USD Term SOFR + 5.50%) 3/29/30	158,072	157,677
•National Mentor Holdings, Inc. 9.64% (1 mo. USD Term SOFR + 6.00%) 12/12/30	403,987	406,363
•Neptune Bidco U.S., Inc. 8.77% (3 mo. USD Term SOFR + 5.00%) 2/3/33	1,625,000	1,610,099
∞New Fortress Energy, Inc. 0.00% 10/30/28	2,737,074	1,612,602
•Nexstar Broadcasting, Inc. 6.14% (1 mo. USD Term SOFR + 2.50%) 6/28/32	207,900	205,497
•Nexstar Media, Inc. 6.39% (1 mo. USD Term SOFR + 2.75%) 3/18/33	291,929	288,539
•Nexus Buyer LLC
7.14% (1 mo. USD Term SOFR + 3.50%) 7/31/31	765,499	736,448
9.39% (1 mo. USD Term SOFR + 5.75%) 2/16/32	95,000	92,061
•NEXUS Buyer LLC 7.64% (1 mo. USD Term SOFR + 4.00%) 7/31/31	119,698	115,574
•Nielsen Consumer, Inc. 5.89% (1 mo. USD Term SOFR + 2.25%) 10/31/30	246,881	243,795
•Nourish Buyer I, Inc. 7.67% (3 mo. USD Term SOFR + 4.00%) 7/9/32	253,789	255,137
•Novae LLC 8.88% (3 mo. USD Term SOFR + 5.00%) 12/22/28	59,534	46,461
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•NRG Energy, Inc.
5.39% (1 mo. USD Term SOFR + 1.75%) 4/28/33	189,525	$189,146
5.42% (3 mo. USD Term SOFR + 1.75%) 4/16/31	158,380	158,137
•NTI Buyer LLC 7.90% (3 mo. USD Term SOFR + 4.25%) 8/3/26	100,000	99,125
•Nuvei Technologies Corp. 6.14% (1 mo. USD Term SOFR + 2.50%) 11/17/31	518,637	503,902
•Olaplex, Inc. 7.27% (3 mo. USD Term SOFR + 3.50%) 2/23/29	45,000	44,995
•OMNIA Partners LLC 6.42% (3 mo. USD Term SOFR + 2.75%) 12/31/32	24,813	24,825
•OneSky Flight LLC 6.39% (1 mo. USD Term SOFR + 2.75%) 2/17/33	100,000	100,219
•Openlane, Inc. 6.15% (3 mo. USD Term SOFR + 2.50%) 10/8/32	49,750	49,874
•Optiv Security, Inc. 8.92% (3 mo. USD Term SOFR + 5.25%) 5/1/28	485,664	325,881
•Organon & Co. 5.89% (1 mo. USD Term SOFR + 2.25%) 5/19/31	493,310	492,516
•Orion U.S. Finco, Inc. 7.17% (3 mo. USD Term SOFR + 3.50%) 10/8/32	139,650	139,619
•Osmose Utilities Services, Inc. 7.01% (1 mo. USD Term SOFR + 3.25%) 6/23/28	163,337	162,266
•P.F. Chang's China Bistro, Inc. 9.91% (3 mo. USD Term SOFR + 6.25%) 7/7/26	50,000	43,528
•PAREXEL International Corp. 6.14% (1 mo. USD Term SOFR + 2.50%) 12/12/31	532,450	532,450
•Park River Holdings, Inc. 8.19% (3 mo. USD Term SOFR + 4.50%) 3/15/31	234,587	234,048
•Peer Holding III BV 5.98% (3 mo. USD Term SOFR + 2.25%) 10/14/32	134,662	134,634
•Peraton Corp.
7.51% (3 mo. USD Term SOFR + 3.75%) 2/1/28	1,011,559	910,403
11.52% (3 mo. USD Term SOFR + 7.75%) 2/1/29	90,000	60,171
•PHRG Intermediate LLC 7.73% (3 mo. USD Term SOFR + 4.00%) 2/20/32	287,820	285,589
LVIP Fidelity Institutional AM® Total Bond Fund-28

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ping Identity Corp. 6.38% (1 mo. USD Term SOFR + 2.75%) 11/15/32	134,662	$130,959
Pinnacle Buyer LLC
✠2.50% 10/1/32	26,613	26,646
•6.18% (3 mo. USD Term SOFR + 2.50%) 10/1/32	138,041	138,214
•PointClickCare Technologies, Inc. 6.41% (3 mo. USD Term SOFR + 2.75%) 7/31/26	115,000	114,463
•Polaris Newco LLC 7.93% (3 mo. USD Term SOFR + 4.00%) 6/2/28	1,480,570	1,280,826
•Prairie ECI Acquiror LP 6.89% (1 mo. USD Term SOFR + 3.25%) 8/1/29	59,700	59,834
✠•Prestige Brands, Inc. 5.62% (1 mo. USD Term SOFR + 2.00%) 6/13/33	100,000	100,000
•Primo Brands Corp. 6.48% (3 mo. USD Term SOFR + 2.75%) 3/31/31	468,825	470,794
•Priority Holdings LLC 7.39% (1 mo. USD Term SOFR + 3.75%) 8/2/32	108,406	106,455
•Proampac PG Borrower LLC 7.65 - 7.67% (1 mo. USD Term SOFR + 4.00%) 3/7/33	180,000	176,690
•Project Alpha Intermediate Holding, Inc. 6.98% (3 mo. USD Term SOFR + 3.25%) 10/26/30	173,816	125,104
•Project Boost Purchaser LLC 6.48% (3 mo. USD Term SOFR + 2.75%) 7/16/31	171,203	166,437
•Proofpoint, Inc. 6.73% (3 mo. USD Term SOFR + 3.00%) 8/31/28	1,195,761	1,152,415
Pye-Barker Fire & Safety LLC
•6.23% (3 mo. USD Term SOFR + 2.50%) 12/16/32	113,100	113,241
✠•6.23% (3 mo. USD Term SOFR + 2.50%) 12/16/32	16,900	16,921
•Qnity Electronics, Inc. 5.67% (3 mo. USD Term SOFR + 2.00%) 11/1/32	258,700	258,966
QuidelOrtho Corp.
∞0.00% 8/21/30	97,673	94,743
•7.64% (1 mo. USD Term SOFR + 4.00%) 8/20/32	347,375	341,296
•Quikrete Holdings, Inc. 5.89% (1 mo. USD Term SOFR + 2.25%) 2/10/32	740,625	739,699
•Rackspace Finance LLC 6.50% (1 mo. USD Term SOFR + 2.75%) 5/15/28	497,380	450,069
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Recess Holdings, Inc. 7.42% (3 mo. USD Term SOFR + 3.75%) 2/20/30	246,867	$246,418
•Red Planet Borrower LLC 7.39% (1 mo. USD Term SOFR + 3.75%) 9/8/32	367,979	367,571
•Renaissance Holdings Corp. 7.66% (3 mo. USD Term SOFR + 4.00%) 4/5/30	835,200	658,914
•Resilience Parent LLC 6.35% (6 mo. USD Term SOFR + 2.50%) 2/28/33	230,000	229,448
•Restoration Hardware, Inc.
6.26% (1 mo. USD Term SOFR + 2.50%) 10/20/28	249,346	242,229
6.99% (1 mo. USD Term SOFR + 3.25%) 10/20/28	195,140	191,799
•Roper Industrial Products Investment Co. LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 11/22/29	148,612	148,434
•RVR Dealership Holdings LLC 8.17% (3 mo. USD Term SOFR + 4.50%) 2/26/33	290,387	280,079
•Ryan Specialty Group LLC 5.64% (1 mo. USD Term SOFR + 2.00%) 9/15/31	117,196	116,867
•Sedgwick Claims Management Services, Inc. 6.14% (1 mo. USD Term SOFR + 2.50%) 7/31/31	518,631	511,888
•SGH2 LLC 8.23% (3 mo. USD Term SOFR + 4.50%) 8/18/32	119,288	118,989
•Shift4 Payments LLC 5.73% (3 mo. USD Term SOFR + 2.00%) 7/3/32	34,825	34,666
•Sinclair Television Group, Inc.
7.06% (1 mo. USD Term SOFR + 3.30%) 12/31/29	59,587	51,952
7.93% (3 mo. USD Term SOFR + 4.10%) 12/31/30	114,286	99,072
•Solstice Advanced Materials, Inc. 5.41% (3 mo. USD Term SOFR + 1.75%) 10/29/32	114,713	115,143
•Somnigroup International, Inc. 5.87% (1 mo. USD Term SOFR + 2.25%) 10/24/31	384,492	385,646
•SonarSource Financing LLC 8.18% (3 mo. USD Term SOFR + 4.50%) 12/19/30	127,563	117,995
•Sotera Health Holdings LLC 5.89% (1 mo. USD Term SOFR + 2.25%) 5/30/31	235,702	235,702
LVIP Fidelity Institutional AM® Total Bond Fund-29

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Southern Veterinary Partners LLC 6.16% (3 mo. USD Term SOFR + 2.50%) 12/4/31	538,643	$537,717
•Sovos Compliance LLC 6.89% (1 mo. USD Term SOFR + 3.25%) 8/13/29	252,478	236,107
•Spa Holdings 3 OYJ 8.24% (3 mo. USD Term SOFR + 4.25%) 5/23/30	163,693	162,739
•Spin Holdco, Inc.
7.93% (3 mo. USD Term SOFR + 4.00%) 9/4/30	1,718,536	1,287,080
9.10% (3 mo. USD Term SOFR + 5.43%) 9/4/30	170,224	174,452
Splat Super Holdco LLC
✠5.00% 7/2/32	13,947	12,978
•8.64% (1 mo. USD Term SOFR + 5.00%) 7/2/32	325,561	302,935
•SS&C Technologies, Inc. 5.64% (1 mo. USD Term SOFR + 2.00%) 5/9/31	326,339	325,592
•Staples, Inc. 9.41% (3 mo. USD Term SOFR + 5.75%) 9/4/29	785,414	728,550
•Station Casinos LLC 5.64% (1 mo. USD Term SOFR + 2.00%) 3/14/31	493,687	493,326
•SupplyOne, Inc. 7.14% (1 mo. USD Term SOFR + 3.50%) 4/21/31	9,925	9,933
•Sweetwater Borrower LLC 7.64% (1 mo. USD Term SOFR + 4.00%) 2/17/33	449,732	451,981
•Sword Purchaser LLC 7.64% (1 mo. USD Term SOFR + 4.00%) 4/11/33	360,000	350,608
•Talen Energy Supply LLC
5.39% (1 mo. USD Term SOFR + 1.75%) 12/15/31	246,867	245,458
5.64% (1 mo. USD Term SOFR + 2.00%) 11/26/32	124,375	123,287
•Team Services Group LLC 8.98% (3 mo. USD Term SOFR + 5.25%) 3/31/33	130,000	126,872
•TGP Holdings III LLC 6.99% (1 mo. USD Term SOFR + 3.25%) 6/29/28	297,789	280,088
•Tiger Acquisition LLC 6.15% (1 mo. USD Term SOFR + 2.50%) 8/23/32	143,912	144,242
•TK Elevator Midco GmbH 6.38% (6 mo. USD Term SOFR + 2.75%) 4/30/30	493,781	495,643
•TKC Holdings, Inc. 8.14% (1 mo. USD Term SOFR + 4.50%) 8/19/30	134,663	133,989
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•TKO Worldwide Holdings LLC 5.41% (3 mo. USD Term SOFR + 1.75%) 11/21/31	193,452	$192,726
•Tory Burch LLC 7.64% (1 mo. USD Term SOFR + 4.00%) 4/30/31	300,000	298,563
•TPG RE Finance Trust, Inc. 6.39% (1 mo. USD Term SOFR + 2.75%) 5/16/33	100,000	99,875
•TransDigm, Inc.
6.14% (1 mo. USD Term SOFR + 2.50%) 2/28/31	739,307	739,396
6.14% (1 mo. USD Term SOFR + 2.50%) 8/19/32	377,150	377,195
6.14% (1 mo. USD Term SOFR + 2.50%) 2/13/33	249,375	249,335
•TricorBraun Holdings, Inc. 6.89% (1 mo. USD Term SOFR + 3.25%) 3/3/31	249,346	232,749
Trilon Group LLC
✠0.00% 6/10/33	12,245	12,230
•7.12% (3 mo. Prime Rate + 3.50%) 6/10/33	137,755	137,583
•Tronox Finance LLC 6.14 - 6.23% (3 mo. USD Term SOFR + 2.50%) 9/30/31	193,387	156,920
•Truist Insurance Holdings LLC 6.48% (3 mo. USD Term SOFR + 2.75%) 5/6/31	445,000	433,986
•TTM Technologies, Inc. 5.37% (1 mo. USD Term SOFR + 1.75%) 5/30/30	247,481	247,481
U.S. Fertility Enterprises LLC
✠•1.75% (3 mo. USD Term SOFR + 1.75%) 12/30/32	3,874	3,879
•6.89 - 6.90% (3 mo. USD Term SOFR + 3.25%) 12/30/32	75,732	75,842
•UKG, Inc. 5.91% (3 mo. USD Term SOFR + 2.25%) 2/10/31	1,262,375	1,186,342
•United Airlines, Inc. 5.40% (1 mo. USD Term SOFR + 1.75%) 2/22/31	174,109	173,510
•United FP Holdings LLC
7.93% (3 mo. USD Term SOFR + 4.00%) 12/30/26	1,185,448	829,814
12.43% (3 mo. USD Term SOFR + 8.50%) 12/30/27	50,000	15,000
•Univision Communications, Inc. 7.98% (3 mo. USD Term SOFR + 4.25%) 6/24/29	740,360	738,509
•USI, Inc. 5.98% (3 mo. USD Term SOFR + 2.25%) 9/29/30	493,719	491,127
LVIP Fidelity Institutional AM® Total Bond Fund-30

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Van Pool Transportation LLC
•6.48% (3 mo. USD Term SOFR + 2.75%) 8/6/30	90,536	$90,564
✠•6.99% (3 mo. USD Term SOFR + 3.25%) 8/6/30	4,464	4,465
•Varsity Brands, Inc. 6.48% (3 mo. USD Term SOFR + 2.75%) 8/26/31	519,947	520,410
VCI Asset Holdings 3 LLC 6.88% 4/24/31	268,000	271,572
•Venture Global Plaquemines LNG LLC
5.87% (1 mo. USD Term SOFR + 2.23%) 5/25/29	163,634	163,361
5.87% (1 mo. USD Term SOFR + 2.23%) 5/25/29	20,468	20,417
•Vericast Corp. 11.61% (6 mo. USD Term SOFR + 7.75%) 6/15/30	264,941	262,623
•Versant Media Group, Inc. 7.23% (3 mo. USD Term SOFR + 3.50%) 1/30/31	355,000	355,635
•VFH Parent LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 6/21/31	133,650	133,583
•VistaJet Malta Finance PLC 7.44% (3 mo. USD Term SOFR + 3.75%) 4/1/31	295,006	295,965
•VS Buyer LLC 5.91% (3 mo. USD Term SOFR + 2.25%) 4/12/31	282,862	271,194
•VSE Corp. 5.61% (1 mo. USD Term SOFR + 2.00%) 5/5/33	135,000	134,966
•W.R. Grace & Co.-Conn. 6.73% (3 mo. USD Term SOFR + 3.00%) 8/19/32	138,950	138,371
•Wand NewCo 3, Inc. 6.14% (1 mo. USD Term SOFR + 2.50%) 1/30/31	114,388	114,197
•Wash Multifamily Parent, Inc. 6.64% (1 mo. USD Term SOFR + 3.00%) 9/10/32	109,725	109,862
•Weber-Stephen Products LLC 7.44% (3 mo. USD Term SOFR + 3.75%) 10/1/32	491,842	485,257
•WEC U.S. Holdings Ltd. 5.62% (1 mo. USD Term SOFR + 2.00%) 1/27/31	519,899	519,301
•WH Borrower LLC 8.14 - 8.18% (3 mo. USD Term SOFR + 4.50%) 2/20/32	990,000	990,792
•Whatabrands LLC 6.14% (1 mo. USD Term SOFR + 2.50%) 8/3/28	518,608	517,758
•White Cap Buyer LLC
6.89% (1 mo. USD Term SOFR + 3.25%) 10/19/29	356,570	355,739
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•White Cap Buyer LLC (continued)
7.14% (1 mo. USD Term SOFR + 3.50%) 2/10/33	120,000	$119,437
•Windsor Holdings III LLC 6.39% (1 mo. USD Term SOFR + 2.75%) 8/1/30	493,734	493,117
•Windstream Services LLC 7.64% (1 mo. USD Term SOFR + 4.00%) 10/6/32	233,825	234,994
•Zelis Payments Buyer, Inc. 6.39% (1 mo. USD Term SOFR + 2.75%) 9/28/29	743,049	724,555
Total Loan Agreements (Cost $128,272,275)		124,677,666
NON-AGENCY ASSET-BACKED SECURITIES–9.27%
Affirm Asset Securitization Trust Series 2025-X1 Class B 5.19% 4/15/30	240,394	240,521
•AIMCO CLO 10 Ltd. Series 2019-10AR Class A1R3 4.89% (3 mo. USD Term SOFR + 1.19%) 7/22/39	1,360,000	1,360,807
•AIMCO CLO 20 Ltd. Series 2023-20A Class A1R 4.89% (3 mo. USD Term SOFR + 1.21%) 10/16/38	1,354,000	1,356,210
•AIMCO CLO 21 Ltd. Series 2024-21A Class A1R 4.93% (3 mo. USD Term SOFR + 1.25%) 4/18/39	1,503,000	1,505,020
•AIMCO CLO 22 Ltd. Series 2024-22A Class A1R 4.83% (3 mo. USD Term SOFR + 1.20%) 4/19/39	1,505,000	1,506,224
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I 5.91% 6/15/56	820,000	821,826
•Allegro CLO XIII Ltd. Series 2021-1A Class A1R 5.02% (3 mo. USD Term SOFR + 1.34%) 7/20/38	511,000	511,702
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2 4.70% 9/22/31	1,365,073	1,368,997
•ARES LIV CLO Ltd. Series 2019-54A Class AR2 4.98% (3 mo. USD Term SOFR + 1.31%) 7/15/38	953,000	953,821
•ARES LXX CLO Ltd. Series 2023-70A Class A1R 4.92% (3 mo. USD Term SOFR + 1.25%) 1/25/39	1,183,000	1,183,996
LVIP Fidelity Institutional AM® Total Bond Fund-31

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•ARES XXXIV CLO Ltd. Series 2015-2A Class A1R4 4.97% (3 mo. USD Term SOFR + 1.29%) 7/17/38	1,870,000	$1,871,520
Avis Budget Rental Car Funding AESOP LLC
Series 2025-1A Class A 4.80% 8/20/29	445,000	444,982
Series 2026-3A Class A 4.82% 4/20/31	300,000	300,006
Avis Budget Rental Car Funding LLC Series 2026-4A Class A 5.09% 12/20/32	300,000	300,258
•Bain Capital Credit CLO Ltd.
Series 2023-2A Class A1R 5.00% (3 mo. USD Term SOFR + 1.32%) 7/18/38	1,402,000	1,403,074
Series 2023-4A Class A1R 4.90% (3 mo. USD Term SOFR + 1.23%) 1/21/39	1,386,000	1,386,204
•Barings CLO Ltd. Series 2020-1A Class A1R2 4.93% (3 mo. USD Term SOFR + 1.26%) 1/15/38	740,000	741,956
•BCRED BSL Static CLO Ltd. Series 2025-1A Class AR 4.92% (3 mo. USD Term SOFR + 1.25%) 7/24/35	707,336	707,695
•Benefit Street Partners CLO 43 Ltd. Series 2025-43A Class A 4.95% (3 mo. USD Term SOFR + 1.27%) 10/20/38	1,306,000	1,309,461
•Benefit Street Partners CLO 44 Ltd. Series 2025-44A Class A1 4.89% (3 mo. USD Term SOFR + 1.22%) 1/15/39	1,186,000	1,187,356
•Benefit Street Partners CLO V-B Ltd. Series 2018-5BAR Class A1RR 4.85% (3 mo. USD Term SOFR + 1.21%) 7/20/39	795,000	795,837
•Benefit Street Partners CLO XXIII Ltd. Series 2021-23A Class A1RR 4.90% (3 mo. USD Term SOFR + 1.26%) 4/25/39	1,072,000	1,073,246
•Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class AR 4.86% (3 mo. USD Term SOFR + 1.19%) 1/25/39	1,234,000	1,234,824
•Benefit Street Partners CLO XXXV Ltd. Series 2024-35AR Class AR 4.82% (3 mo. USD Term SOFR + 1.20%) 7/25/39	1,090,000	1,091,528
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
BHG Owner Loan Trust Series 2026-1CON Class A 4.81% 6/17/37	192,705	$192,045
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	5,672,184	5,379,105
•Carlyle U.S. CLO Ltd. Series 2025-6A Class A1 4.88% (3 mo. USD Term SOFR + 1.22%) 1/20/39	1,354,000	1,355,037
CarMax Select Receivables Trust Series 2026-A Class A3 3.99% 5/17/32	35,000	34,624
Carvana Auto Receivables Trust Series 2026-P2 Class A3 4.77% 4/10/31	400,000	400,552
CCG Receivables Trust Series 2026-1 Class A2 4.45% 1/17/34	400,000	399,270
•CIFC Funding Ltd.
Series 2019-5A Class A1R2 4.94% (3 mo. USD Term SOFR + 1.27%) 10/15/38	1,242,000	1,242,494
Series 2021-3A Class A1R 4.90% (3 mo. USD Term SOFR + 1.23%) 10/15/38	2,221,000	2,221,287
Series 2021-6A Class A1R 4.88% (3 mo. USD Term SOFR + 1.21%) 7/15/39	1,358,000	1,358,679
Series 2025-6A Class A1 4.92% (3 mo. USD Term SOFR + 1.25%) 10/23/38	820,000	820,226
Series 2026-1A Class A1 4.82% (3 mo. USD Term SOFR + 1.17%) 4/25/38	3,571,000	3,573,385
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A Class A2 6.00% 5/20/55	173,000	175,261
Series 2026-1A Class A2 5.08% 3/20/56	270,000	266,597
DB Master Finance LLC
Series 2017-1A Class A2II 4.03% 11/20/47	4,587,500	4,540,101
Series 2021-1A Class A23 2.79% 11/20/51	3,731,185	3,310,490
Series 2025-1A Class A2I 4.89% 8/20/55	1,009,925	998,231
Series 2025-1A Class A2II 5.17% 8/20/55	815,900	806,169
Series 2026-1A Class A2I 5.20% 5/20/56	810,000	809,492
Series 2026-1A Class A2II 5.43% 5/20/56	805,000	805,428
Dext ABS LLC Series 2025-2 Class A3 4.23% 4/15/36	205,000	203,917
LVIP Fidelity Institutional AM® Total Bond Fund-32

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC
Series 2017-1A Class A23 4.12% 7/25/47	4,700,000	$4,669,328
Series 2021-1A Class A2I 2.66% 4/25/51	14,587,500	13,858,065
Series 2021-1A Class A2II 3.15% 4/25/51	889,837	814,751
•Dryden 108 CLO Ltd. Series 2022-108A Class A1R 5.04% (3 mo. USD Term SOFR + 1.36%) 7/18/37	500,000	500,000
•Eaton Vance CLO Ltd.
Series 2020-1A Class ARR 5.06% (3 mo. USD Term SOFR + 1.39%) 10/15/37	411,000	411,601
Series 2020-2A Class AR2 5.05% (3 mo. USD Term SOFR + 1.38%) 10/15/37	2,750,000	2,753,253
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3 4.43% 8/15/30	140,000	139,906
•Flatiron CLO 20 Ltd. Series 2020-1A Class A1R2 4.88% (3 mo. USD Term SOFR + 1.24%) 11/20/38	1,868,000	1,869,336
•Flatiron CLO 31 Ltd. Series 2025-31A Class A1 4.88% (3 mo. USD Term SOFR + 1.20%) 1/18/39	1,186,000	1,186,996
•Flatiron CLO 32 Ltd. Series 2025-32A Class A1 4.95% (3 mo. USD Term SOFR + 1.29%) 10/22/38	1,242,000	1,248,020
FTAI MRE Cayman Ltd. Series 2026-1A Class A 5.63% 6/15/51	900,000	899,235
GGAM Master Trust International Ltd.
Series 2025-1A Class A 5.92% 9/30/60	2,568,025	2,548,711
=Series 2026-1A Class A 5.86% 9/30/60	1,070,000	1,069,961
•GoldenTree Loan Management U.S. CLO 28 Ltd. Series 2026-28A Class A 4.84% (3 mo. USD Term SOFR + 1.17%) 10/20/39	724,000	723,596
•GoldenTree Loan Management U.S. CLO 30 Ltd. Series 2026-30A Class A 4.96% (3 mo. USD Term SOFR + 1.18%) 7/20/39	1,348,000	1,347,985
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2 4.93% 6/25/60	91,016	91,191
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
HPEFS Equipment Trust Series 2025-2A Class A3 4.03% 11/22/32	1,200,000	$1,194,301
Jersey Mike's Funding LLC Series 2025-1A Class A2 5.61% 8/16/55	774,150	781,430
•Kennedy Lewis CLO 19 Ltd. Series 2025-19A Class E 9.66% (3 mo. USD Term SOFR + 6.00%) 4/22/36	100,000	100,135
•Madison Park Funding LXVII Ltd. Series 2024-67A Class A1 5.18% (3 mo. USD Term SOFR + 1.51%) 4/25/37	4,000,000	4,000,000
•Magnetite XXIX Ltd. Series 2021-29A Class AR 5.02% (3 mo. USD Term SOFR + 1.35%) 7/15/37	6,500,000	6,504,375
•Magnetite XXVIII Ltd. Series 2020-28A Class A1RR 4.91% (3 mo. USD Term SOFR + 1.24%) 1/15/38	700,000	701,246
•Magnetite XXXVI Ltd. Series 2023-36A Class AR 4.99% (3 mo. USD Term SOFR + 1.32%) 7/25/38	1,270,000	1,272,494
•Magnetite XXXVIII Ltd. Series 2024-38AR Class A1R 4.88% (3 mo. USD Term SOFR + 1.19%) 7/15/39	1,150,000	1,150,201
Merchants Fleet Funding LLC Series 2025-1A Class A 4.49% 1/20/39	200,000	199,735
MetroNet Infrastructure Issuer LLC
Series 2025-2A Class C 7.83% 8/20/55	100,000	101,966
Series 2025-4A Class C 7.11% 12/20/55	105,000	105,641
Series 2026-1A Class C 7.10% 4/20/56	100,000	100,375
•Morgan Stanley Eaton Vance CLO Ltd. Series 2023-20A Class A1R 5.00% (3 mo. USD Term SOFR + 1.32%) 1/20/37	1,012,000	1,013,543
MTP ABS Funding LLC Series 2026-1A Class B 5.88% 4/25/56	100,000	99,997
Navigator Aviation Ltd. Series 2025-1 Class A 5.11% 10/15/50	1,813,475	1,772,624
Nissan Auto Lease Trust Series 2026-A Class A3 3.87% 3/15/29	200,000	198,297
LVIP Fidelity Institutional AM® Total Bond Fund-33

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•OCP Aegis CLO Ltd.
Series 2024-39A Class AR 4.77% (3 mo. USD Term SOFR + 1.09%) 4/16/38	914,000	$912,164
Series 2025-47A Class A1 4.78% (3 mo. USD Term SOFR + 1.11%) 1/21/38	1,081,000	1,077,253
•OCP CLO Ltd.
Series 2018-15A Class AR 4.93% (3 mo. USD Term SOFR + 1.25%) 1/20/38	819,000	819,239
Series 2020-8RA Class AR2 4.90% (3 mo. USD Term SOFR + 1.22%) 10/17/38	2,114,000	2,115,222
Series 2024-33AR Class A1R 4.89% (3 mo. USD Term SOFR + 1.19%) 7/20/39	1,077,000	1,076,982
Series 2025-44A Class A 4.97% (3 mo. USD Term SOFR + 1.30%) 10/24/38	1,317,000	1,320,964
Series 2025-46A Class A 5.05% (3 mo. USD Term SOFR + 1.20%) 10/15/38	840,000	840,140
•OHA Credit Funding 14-R Ltd. Series 2023-14RA Class A 4.91% (3 mo. USD Term SOFR + 1.23%) 4/20/38	700,000	701,546
•OHA Credit Funding 16-R Ltd. Series 2023-16RA Class A1 4.88% (3 mo. USD Term SOFR + 1.20%) 10/20/38	1,890,000	1,890,945
•OHA Credit Funding 22 Ltd. Series 2025-22A Class A1 5.01% (3 mo. USD Term SOFR + 1.33%) 7/20/38	4,500,000	4,501,953
•OHA Credit Funding 26 Ltd. Series 2026-26A Class A1 4.97% (3 mo. USD Term SOFR + 1.19%) 7/20/39	1,163,000	1,163,088
•OHA Credit Funding 4 Ltd. Series 2019-4A Class AR2 4.95% (3 mo. USD Term SOFR + 1.29%) 1/22/38	1,000,000	1,000,816
•OHA Credit Funding 6 Ltd. Series 2020-6A Class AR2 5.01% (3 mo. USD Term SOFR + 1.33%) 10/20/37	1,450,000	1,452,175
•OHA Credit Partners VII Ltd. Series 2012-7A Class AR4 4.78% (3 mo. USD Term SOFR + 1.14%) 2/20/38	10,000,000	10,003,140
Onemain Financial Issuance Trust Series 2025-1A Class A 4.82% 7/14/38	1,500,000	1,499,764
Oportun Issuance Trust
Series 2025-B Class A 4.88% 5/9/33	300,000	299,747
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Oportun Issuance Trust (continued)
Series 2025-C Class A 4.49% 7/8/33	1,100,000	$1,094,277
Series 2025-D Class A 4.53% 2/8/33	600,000	596,260
•Palmer Square CLO Ltd.
Series 2025-2A Class A1 5.03% (3 mo. USD Term SOFR + 1.35%) 7/20/38	2,355,000	2,360,336
Series 2025-5A Class A 4.89% (3 mo. USD Term SOFR + 1.21%) 10/20/38	1,323,000	1,322,966
Series 2026-1A Class A 4.86% (3 mo. USD Term SOFR + 1.19%) 4/20/39	1,021,000	1,021,255
•Palmer Square Loan Funding Ltd. Series 2025-2A Class A1 4.61% (3 mo. USD Term SOFR + 0.94%) 7/15/33	1,064,144	1,063,611
•Peace Park CLO Ltd. Series 2021-1A Class AR 4.93% (3 mo. USD Term SOFR + 1.25%) 10/20/38	8,656,000	8,662,899
Phantom Aviation Series 2026-1 Class A 5.24% 1/15/51	738,313	723,404
PK Alift Loan Funding 7 LP Series 2025-2 Class A 4.75% 3/15/43	1,300,091	1,289,372
RCKT Trust Series 2025-1A Class A 4.90% 7/25/34	96,240	96,377
Reach ABS Trust Series 2025-2A Class A 4.93% 8/18/32	274,528	275,054
RKTL Trust Series 2026-2A Class A 4.33% 5/25/35	549,795	549,038
•RR 16 Ltd. Series 2021-16AR Class A1A2 4.91% (3 mo. USD Term SOFR + 1.22%) 7/15/41	829,000	830,235
•RR 25 Ltd. Series 2023-25A Class A1A2 4.85% (3 mo. USD Term SOFR + 1.18%) 4/15/41	866,000	865,060
•RR 27 Ltd. Series 2023-27A Class A1AR 4.90% (3 mo. USD Term SOFR + 1.23%) 10/15/40	2,989,000	2,993,878
•RR 34 Ltd. Series 2024-34RA Class A1R 5.02% (3 mo. USD Term SOFR + 1.35%) 10/15/39	250,000	250,334
•RR 36 Ltd. Series 2024-36RA Class A1R 4.96% (3 mo. USD Term SOFR + 1.29%) 1/15/40	1,982,000	1,983,820
LVIP Fidelity Institutional AM® Total Bond Fund-34

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•RR 44 Ltd. Series 2026-44A Class A1A 4.84% (3 mo. USD Term SOFR + 1.17%) 4/15/41	1,312,000	$1,310,032
SFS Auto Receivables Securitization Trust
Series 2026-1A Class A2A 3.91% 8/20/29	100,000	99,720
Series 2026-1A Class A3 3.96% 7/21/31	200,000	197,427
•Sixth Street CLO XIX Ltd. Series 2021-19A Class A1R 4.96% (3 mo. USD Term SOFR + 1.28%) 7/17/38	810,000	811,832
•Sixth Street CLO XVIII Ltd. Series 2021-18A Class A1R 4.93% (3 mo. USD Term SOFR + 1.25%) 10/17/38	1,240,000	1,241,708
•Sixth Street CLO XX Ltd. Series 2021-20A Class A1R 5.00% (3 mo. USD Term SOFR + 1.32%) 7/17/38	1,030,000	1,031,640
Slam Ltd.
Series 2021-1A Class A 2.43% 6/15/46	1,846,960	1,754,630
Series 2025-1A Class A 5.81% 5/15/50	836,237	840,223
SoFi Consumer Loan Program Trust Series 2026-2 Class A 4.27% 3/25/36	830,574	829,466
Subway Funding LLC
Series 2024-1A Class A23 6.51% 7/30/54	4,925,000	4,935,921
Series 2024-1A Class A2I 6.03% 7/30/54	2,876,200	2,887,892
Series 2024-1A Class A2II 6.27% 7/30/54	4,925,000	4,952,643
Series 2024-3A Class A23 5.91% 7/30/54	4,925,000	4,753,825
Taco Bell Funding LLC Series 2025-1A Class A2I 4.82% 8/25/55	2,430,000	2,400,523
Upstart Securitization Trust Series 2026-3 Class A2 4.77% 7/20/36	150,000	149,947
UPX HIL Issuer Trust Series 2025-1 Class B 6.07% 1/25/47	200,000	198,641
VB-S1 Issuer LLC
Series 2022-1A Class F 5.27% 2/15/52	100,000	99,082
Series 2024-1A Class D 6.64% 5/15/54	200,000	202,027
Series 2024-1A Class F 8.87% 5/15/54	320,000	327,633
Series 2026-1A Class F 6.84% 3/15/56	100,000	100,538
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verdant Receivables LLC Series 2025-1A Class A2 4.85% 3/13/28	363,583	$364,304
•^Voya CLO Ltd. Series 2024-1AR Class A1AR 0.00% (1.22% minus 3 mo. USD Term SOFR) 7/15/39	5,200,000	5,199,974
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1 4.08% 9/18/40	200,000	198,493
Willis Engine Structured Trust VIII Series 2025-A Class A 5.58% 6/15/50	1,022,741	1,024,431
Total Non-Agency Asset-Backed Securities (Cost $200,185,773)		199,543,622
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.59%
φACRA Trust Series 2026-NQM1 Class A1FC 5.57% 6/25/66	500,000	499,295
•Angel Oak Mortgage Trust Series 2026-2 Class A1 4.69% 2/25/71	94,528	93,009
•Bravo Residential Funding Trust Series 2025-NQM5 Class A1 5.50% 2/25/65	511,883	513,135
•CIM Trust Series 2021-R3 Class A1A 1.95% 6/25/57	1,332,797	1,244,350
•Cross Mortgage Trust Series 2025-H4 Class A1 5.60% 6/25/70	692,091	694,283
•GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1 3.75% 7/25/61	1,812,012	1,767,626
•JP Morgan Mortgage Trust
Series 2025-NQM2 Class A1 5.57% 9/25/65	226,680	227,071
Series 2026-NQX1 Class A1 5.50% 7/25/66	376,683	375,781
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1 5.53% 5/25/70	255,928	256,346
•NYMT Loan Trust Series 2025-CP1 Class A1 3.75% 11/25/69	524,630	507,928
OBX Trust
φSeries 2025-NQM10 Class A1 5.45% 5/25/65	422,306	423,027
•Series 2025-NQM19 Class A1 4.87% 10/25/65	240,999	238,924
φSeries 2026-NQM4 Class A1FC 5.08% 2/25/66	285,379	284,108
φSeries 2026-R2 Class A1FC 5.36% 3/25/63	483,477	483,072
LVIP Fidelity Institutional AM® Total Bond Fund-35

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•OLIT Trust Series 2025-HB2 Class A 3.00% 11/25/38	257,165	$250,756
•Onity Loan Investment Trust Series 2026-HB3 Class A 3.00% 6/25/39	500,000	489,177
φPRET Trust Series 2025-RPL3 Class A1 4.15% 4/25/65	360,199	348,904
PRPM LLC
φSeries 2024-RPL1 Class A1 4.20% 12/25/64	151,274	147,838
φSeries 2024-RPL4 Class A1 4.00% 12/25/54	83,642	81,248
•Series 2026-RCF2 Class A1 5.50% 3/25/56	268,130	268,517
•Series 2026-RCF3 Class A1 5.25% 5/25/56	196,617	195,705
φSeries 2026-RCF4 Class A1 5.25% 6/25/56	300,000	298,597
φRCO VIII Mortgage LLC Series 2025-3 Class A1 6.43% 5/25/30	191,937	192,102
φRCO X Mortgage LLC Series 2026-1 Class A1 5.54% 3/25/31	376,132	375,457
•Towd Point Mortgage Trust Series 2017-6 Class A2 3.00% 10/25/57	400,000	385,328
φVCAT LLC Series 2026-NPL3 Class A1 5.57% 5/25/56	241,486	241,453
φVerus Securitization Trust
Series 2025-5 Class A1 5.43% 6/25/70	1,513,291	1,515,750
Series 2026-5 Class A1FC 5.36% 5/25/71	200,000	200,131
Total Non-Agency Collateralized Mortgage Obligations (Cost $12,520,948)		12,598,918
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.65%
•ALA Trust Series 2025-OANA Class A 5.37% (1 mo. USD Term SOFR + 1.74%) 6/15/40	940,000	943,515
•ARES Commercial Mortgage Trust
Series 2025-IND3 Class E 7.18% (1 mo. USD Term SOFR + 3.55%) 4/15/42	100,000	100,125
Series 2026-GCP Class D 5.98% (1 mo. USD Term SOFR + 2.35%) 2/15/43	100,000	100,125
•ARES Trust Series 2025-IND3 Class D 6.18% (1 mo. USD Term SOFR + 2.55%) 4/15/42	140,000	140,262
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank
•Series 2017-BNK4 Class C 4.37% 5/15/50	100,000	$89,622
Series 2018-BN10 Class A4 3.43% 2/15/61	188,852	185,519
•Series 2018-BN10 Class B 4.08% 2/15/61	330,000	306,837
•Series 2018-BN10 Class C 4.16% 2/15/61	200,000	180,664
•Series 2025-BNK51 Class C 5.95% 12/25/67	160,000	156,053
•Series 2026-BNK52 Class C 6.29% 6/15/36	100,000	100,209
•Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C 4.93% 7/15/49	100,000	96,032
Bank5
•Series 2024-5YR10 Class C 5.74% 10/15/57	100,000	98,245
•Series 2024-5YR12 Class C 6.50% 12/15/57	125,000	126,216
*•Series 2025-5YR16 Class XB 0.55% 8/15/63	2,000,000	32,305
•Series 2025-5YR19 Class C 5.72% 12/15/58	100,000	97,921
Series 2025-5YR19 Class D 4.50% 12/15/58	120,000	102,091
*•Series 2025-5YR19 Class XB 0.81% 12/15/58	1,000,000	26,151
•Series 2026-5YR21 Class C 6.37% 4/15/59	100,000	98,425
=Series 2026-5YR23 Class C 6.05% 7/15/31	100,000	99,999
Barings Issuer LLC Series 2026-SBP Class A 4.82% 2/26/59	1,332,513	1,314,468
BBCMS Mortgage Trust
•Series 2020-C7 Class C 3.69% 4/15/53	100,000	84,108
Series 2024-C26 Class D 4.50% 5/15/57	100,000	76,872
•Series 2024-C30 Class C 5.98% 11/15/57	100,000	98,207
•Series 2025-5C34 Class C 7.03% 5/15/58	275,000	280,904
•Series 2025-5C37 Class C 6.00% 9/15/58	144,000	143,209
*•Series 2025-5C38 Class XB 1.11% 11/15/58	2,400,000	87,814
Series 2025-C32 Class C 6.13% 2/15/62	242,000	240,272
•Series 2025-C35 Class C 6.32% 7/15/58	100,000	99,827
•Series 2025-C39 Class C 6.11% 12/15/58	145,000	141,937
LVIP Fidelity Institutional AM® Total Bond Fund-36

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust
•Series 2022-B33 Class C 3.73% 3/15/55	200,000	$159,672
Series 2025-B41 Class C 6.14% 7/15/68	100,000	100,189
•BFLD Commercial Mortgage Trust Series 2024-UNIV Class E 7.26% (1 mo. USD Term SOFR + 3.64%) 11/15/41	381,000	381,475
•BFLD Mortgage Trust Series 2024-WRHS Class E 7.31% (1 mo. USD Term SOFR + 3.69%) 7/15/39	222,479	222,478
•BLP Commercial Mortgage Trust Series 2024-IND2 Class A 4.97% (1 mo. USD Term SOFR + 1.34%) 3/15/41	526,624	527,117
BMO Mortgage Trust
*•Series 2025-5C11 Class XB 0.81% 7/15/58	4,000,000	91,479
*•Series 2025-5C12 Class XB 0.97% 10/15/58	2,300,000	70,598
Series 2025-5C13 Class A2 4.74% 12/15/58	600,000	593,271
•Series 2025-C12 Class C 6.61% 6/15/58	178,000	179,700
•Series 2025-C13 Class C 6.13% 10/15/58	117,000	114,504
•Series 2026-C14 Class C 5.93% 2/15/59	100,000	97,853
•BMP Trust
Series 2024-MF23 Class B 5.27% (1 mo. USD Term SOFR + 1.64%) 6/15/41	1,113,000	1,114,044
Series 2024-MF23 Class E 7.01% (1 mo. USD Term SOFR + 3.39%) 6/15/41	528,000	528,307
•BOS Trust Series 2026-LYRK Class E 8.04% 5/11/41	15,000	14,900
•BPR Commercial Mortgage Trust
Series 2024-PARK Class A 5.39% 11/5/39	5,800,000	5,833,547
Series 2024-PARK Class D 7.23% 11/5/39	120,000	122,610
Series 2025-STAR Class C 6.06% 11/5/42	135,000	133,603
•BPR Trust Series 2023-BRK2 Class C 8.63% 10/5/38	275,000	284,370
•BRES Commercial Mortgage Trust
Series 2025-ATCAP Class E 7.27% (1 mo. USD Term SOFR + 3.64%) 11/15/42	147,000	146,996
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BRES Commercial Mortgage Trust (continued)
Series 2025-ATCAP Class F 8.81% (1 mo. USD Term SOFR + 5.19%) 11/15/42	125,000	$126,083
•Bridge Commercial Mortgage Trust
Series 2026-MF Class A 4.85% (1 mo. USD Term SOFR + 1.25%) 6/15/39	500,000	500,780
Series 2026-MF Class E 6.45% (1 mo. USD Term SOFR + 2.85%) 6/15/39	100,000	100,375
•BWAY Mortgage Trust Series 2025-1535 Class B 7.71% 5/5/42	100,000	103,311
•BX Commercial Mortgage Trust
Series 2020-VIV2 Class C 3.66% 3/9/44	3,211,000	2,990,309
Series 2020-VIVA Class D 3.67% 3/11/44	290,000	268,349
Series 2020-VIVA Class E 3.67% 3/11/44	315,000	285,647
Series 2021-ACNT Class B 4.99% (1 mo. USD Term SOFR + 1.36%) 11/15/38	194,438	194,439
Series 2021-IRON Class D 5.89% (1 mo. USD Term SOFR + 2.26%) 2/15/38	73,637	73,650
Series 2021-IRON Class E 6.34% (1 mo. USD Term SOFR + 2.71%) 2/15/38	73,637	73,650
Series 2024-GPA3 Class A 4.92% (1 mo. USD Term SOFR + 1.29%) 12/15/39	2,580,545	2,585,382
Series 2024-MDHS Class A 5.27% (1 mo. USD Term SOFR + 1.64%) 5/15/41	160,286	160,487
Series 2024-MF Class D 6.32% (1 mo. USD Term SOFR + 2.69%) 2/15/39	531,273	532,767
Series 2024-VLT5 Class E 8.13% 11/13/46	350,000	360,542
Series 2024-XL4 Class A 5.07% (1 mo. USD Term SOFR + 1.44%) 2/15/39	4,175,778	4,183,609
Series 2024-XL4 Class B 5.42% (1 mo. USD Term SOFR + 1.79%) 2/15/39	1,122,681	1,124,785
Series 2024-XL4 Class D 6.77% (1 mo. USD Term SOFR + 3.14%) 2/15/39	82,330	82,587
Series 2024-XL4 Class E 7.81% (1 mo. USD Term SOFR + 4.19%) 2/15/39	86,072	86,055
Series 2024-XL5 Class A 5.02% (1 mo. USD Term SOFR + 1.39%) 3/15/41	4,169,096	4,174,304
LVIP Fidelity Institutional AM® Total Bond Fund-37

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust (continued)
Series 2024-XL5 Class D 6.32% (1 mo. USD Term SOFR + 2.69%) 3/15/41	140,000	$140,350
Series 2025-SPOT Class D 6.12% (1 mo. USD Term SOFR + 2.49%) 4/15/40	253,860	254,097
Series 2025-SPOT Class E 7.32% (1 mo. USD Term SOFR + 3.69%) 4/15/40	344,524	344,632
Series 2026-ALOHA Class A 4.98% (1 mo. USD Term SOFR + 1.35%) 4/15/43	1,515,000	1,516,422
Series 2026-ALOHA Class D 5.78% (1 mo. USD Term SOFR + 2.15%) 4/15/43	180,000	180,225
Series 2026-LP3 Class A 5.01% (1 mo. USD Term SOFR + 1.38%) 4/15/43	1,901,972	1,907,909
Series 2026-LP3 Class D 5.98% (1 mo. USD Term SOFR + 2.35%) 4/15/43	267,465	268,968
Series 2026-LP3 Class E 6.83% (1 mo. USD Term SOFR + 3.20%) 4/15/43	356,620	359,292
Series 2026-VLT10 Class D 6.87% 7/13/58	100,000	97,207
Series 2026-VLT10 Class E 7.57% 7/13/58	100,000	97,215
Series 2026-XL6 Class A 4.83% (1 mo. USD Term SOFR + 1.20%) 3/15/43	1,764,982	1,764,982
Series 2026-XL6 Class B 5.08% (1 mo. USD Term SOFR + 1.45%) 3/15/43	233,281	233,791
Series 2026-XL6 Class D 5.73% (1 mo. USD Term SOFR + 2.10%) 3/15/43	101,269	101,522
Series 2026-XL6 Class E 6.63% (1 mo. USD Term SOFR + 3.00%) 3/15/43	180,838	182,189
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	530,000	499,597
•Series 2019-OC11 Class E 4.08% 12/9/41	525,000	484,591
•Series 2021-LBA Class EV 5.99% (1 mo. USD Term SOFR + 2.36%) 2/15/36	175,000	174,781
•Series 2022-IND Class D 6.46% (1 mo. USD Term SOFR + 2.84%) 4/15/37	94,500	94,648
•Series 2022-LBA6 Class E 6.33% (1 mo. USD Term SOFR + 2.70%) 1/15/39	250,000	249,922
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
•Series 2022-VAMF Class E 6.33% (1 mo. USD Term SOFR + 2.70%) 1/15/39	72,800	$72,655
•Series 2022-VAMF Class F 6.92% (1 mo. USD Term SOFR + 3.30%) 1/15/39	175,000	174,539
•Series 2024-CNYN Class A 5.07% (1 mo. USD Term SOFR + 1.44%) 4/15/41	912,994	914,134
•Series 2024-CNYN Class D 6.32% (1 mo. USD Term SOFR + 2.69%) 4/15/41	308,000	308,385
•Series 2024-VLT4 Class E 6.51% (1 mo. USD Term SOFR + 2.89%) 6/15/41	263,863	260,275
•Series 2024-VLT4 Class F 7.56% (1 mo. USD Term SOFR + 3.94%) 6/15/41	479,750	479,404
•Series 2025-DIME Class A 4.78% (1 mo. USD Term SOFR + 1.15%) 2/15/35	1,313,000	1,308,079
•Series 2025-DIME Class F 7.33% (1 mo. USD Term SOFR + 3.70%) 2/15/35	195,000	194,280
•Series 2025-LUNR Class E 7.58% (1 mo. USD Term SOFR + 3.95%) 6/15/40	77,826	78,017
•Series 2025-OMG Class D 6.03% (1 mo. USD Term SOFR + 2.40%) 10/15/42	185,000	184,614
•Series 2025-OMG Class F 7.23% (1 mo. USD Term SOFR + 3.60%) 10/15/42	345,000	346,994
•Series 2025-ROIC Class A 4.77% (1 mo. USD Term SOFR + 1.14%) 3/15/30	4,637,586	4,630,351
•Series 2025-ROIC Class C 5.17% (1 mo. USD Term SOFR + 1.54%) 3/15/30	3,062,484	3,054,830
•Series 2025-ROIC Class D 5.62% (1 mo. USD Term SOFR + 1.99%) 3/15/30	248,700	248,390
•Series 2025-ROIC Class E 6.57% (1 mo. USD Term SOFR + 2.94%) 3/15/30	192,791	192,791
•Series 2025-TAIL Class A 5.03% (1 mo. USD Term SOFR + 1.40%) 6/15/35	496,000	496,930
•Series 2025-TAIL Class D 6.08% (1 mo. USD Term SOFR + 2.45%) 6/15/35	128,000	128,320
•Series 2025-TAIL Class E 6.93% (1 mo. USD Term SOFR + 3.30%) 6/15/35	200,000	198,776
LVIP Fidelity Institutional AM® Total Bond Fund-38

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
•Series 2025-VLT6 Class E 6.82% (1 mo. USD Term SOFR + 3.19%) 3/15/42	383,000	$381,085
•Series 2025-VLT6 Class F 7.57% (1 mo. USD Term SOFR + 3.94%) 3/15/42	256,000	253,999
•Series 2025-VOLT Class D 6.38% (1 mo. USD Term SOFR + 2.75%) 12/15/44	140,000	139,694
•Series 2026-CART Class D 5.53% (1 mo. USD Term SOFR + 1.90%) 2/15/36	100,000	99,875
•Series 2026-CART Class E 6.73% (1 mo. USD Term SOFR + 3.10%) 2/15/36	100,000	100,125
•Series 2026-CIP Class A 4.83% (1 mo. USD Term SOFR + 1.20%) 5/15/38	1,315,014	1,317,479
•Series 2026-CIP Class D 5.73% (1 mo. USD Term SOFR + 2.10%) 5/15/38	100,000	100,687
•Series 2026-CIP Class E 6.73% (1 mo. USD Term SOFR + 3.10%) 5/15/38	100,000	100,748
•Series 2026-CLS Class D 7.08% (1 mo. USD Term SOFR + 3.45%) 5/15/43	185,000	185,462
•Series 2026-ORBT Class A 5.03% (1 mo. USD Term SOFR + 1.40%) 7/15/43	1,665,000	1,665,000
•Series 2026-ORBT Class D 5.73% (1 mo. USD Term SOFR + 2.10%) 7/15/43	100,000	100,000
•Series 2026-ORBT Class E 6.63% (1 mo. USD Term SOFR + 3.00%) 7/15/43	290,000	290,000
•Series 2026-PNDA Class D 5.73% (1 mo. USD Term SOFR + 2.10%) 5/15/43	100,000	100,749
•Series 2026-RISE Class E 6.43% (1 mo. USD Term SOFR + 2.80%) 4/15/41	200,000	201,300
•CD Mortgage Trust Series 2017-CD4 Class C 4.35% 5/10/50	156,534	147,244
•CEDR Commercial Mortgage Trust Series 2022-SNAI Class E 6.64% (1 mo. USD Term SOFR + 3.02%) 2/15/39	100,000	98,017
CENT
•Series 2025-CITY Class A 5.09% 7/10/40	1,246,000	1,244,496
*Series 2025-CITY Class X 0.21% 7/10/40	10,300,000	60,332
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•CIP Commercial Mortgage Trust Series 2025-SBAY Class E 7.38% (1 mo. USD Term SOFR + 3.75%) 10/15/37	100,000	$99,881
•Citigroup Commercial Mortgage Trust
Series 2023-SMRT Class D 6.05% 6/12/40	127,000	125,273
Series 2023-SMRT Class E 6.05% 6/12/40	405,000	395,731
•COMM Mortgage Trust
Series 2014-UBS5 Class C 4.88% 9/10/47	100,000	90,500
Series 2015-DC1 Class B 4.04% 2/10/48	412,000	394,670
Series 2015-DC1 Class C 4.42% 2/10/48	250,000	222,941
Series 2015-LC19 Class C 4.57% 2/10/48	58,828	55,585
Series 2025-180W Class E 7.61% 8/10/42	340,000	345,175
Series 2025-180W Class F 7.61% 8/10/42	135,000	133,416
•CONE Trust Series 2024-DFW1 Class E 7.51% (1 mo. USD Term SOFR + 3.89%) 8/15/41	377,000	375,819
•CSTL Commercial Mortgage Trust
Series 2025-GATE2 Class E 6.57% 11/10/42	209,000	205,206
Series 2026-GATE3 Class A 4.85% 2/10/43	100,000	98,428
Series 2026-GATE3 Class E 6.55% 2/10/43	207,500	207,536
Series 2026-GATE3 Class F 7.70% 2/10/43	100,000	98,889
DB-JPM Mortgage Trust Series 2020-C9 Class B 2.57% 8/15/53	100,000	85,761
•DTP Commercial Mortgage Trust
Series 2023-STE2 Class D 6.96% 1/15/41	100,000	99,895
Series 2023-STE2 Class E 5.97% 1/15/41	100,000	96,405
•ELP Commercial Mortgage Trust
Series 2025-ELP Class A 4.76% 11/13/42	814,000	803,116
Series 2025-ELP Class D 5.61% 11/13/42	100,000	98,889
Series 2025-ELP Class E 6.67% 11/13/42	488,000	492,336
•ESTN Trust Series 2026-TOWN Class C 5.94% 5/12/46	112,000	113,516
LVIP Fidelity Institutional AM® Total Bond Fund-39

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Extended Stay America Trust
Series 2025-ESH Class A 4.93% (1 mo. USD Term SOFR + 1.30%) 10/15/42	2,901,921	$2,908,260
Series 2025-ESH Class B 5.23% (1 mo. USD Term SOFR + 1.60%) 10/15/42	428,594	429,933
Series 2025-ESH Class C 5.48% (1 mo. USD Term SOFR + 1.85%) 10/15/42	207,074	208,366
Series 2025-ESH Class E 6.98% (1 mo. USD Term SOFR + 3.35%) 10/15/42	96,313	97,155
Series 2025-ESH Class F 7.73% (1 mo. USD Term SOFR + 4.10%) 10/15/42	96,313	97,216
Series 2026-ESH2 Class A 4.83% (1 mo. USD Term SOFR + 1.20%) 2/15/43	2,034,054	2,036,592
Series 2026-ESH2 Class B 5.03% (1 mo. USD Term SOFR + 1.40%) 2/15/43	208,933	209,586
Series 2026-ESH2 Class C 5.23% (1 mo. USD Term SOFR + 1.60%) 2/15/43	141,475	142,270
Series 2026-ESH2 Class E 6.53% (1 mo. USD Term SOFR + 2.90%) 2/15/43	93,692	94,511
Series 2026-ESH2 Class F 7.38% (1 mo. USD Term SOFR + 3.75%) 2/15/43	190,195	192,214
•Fashion Show Mall LLC Series 2024-SHOW Class C 6.28% 10/10/41	120,000	119,523
•Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU Class F 7.88% (1 mo. USD Term SOFR + 4.25%) 12/15/39	100,000	100,750
Series 2024-FBLU Class G 9.28% (1 mo. USD Term SOFR + 5.65%) 12/15/39	131,000	131,455
•GS Mortgage Securities Corp. Trust Series 2025-800D Class A 6.29% (1 mo. USD Term SOFR + 2.65%) 11/25/41	120,000	120,023
•GS Mortgage Securities Trust
Series 2011-GC5 Class C 5.39% 8/10/44	151,356	145,880
Series 2019-GC38 Class B 4.31% 2/10/52	150,888	143,009
Series 2019-GC42 Class C 3.83% 9/10/52	175,000	135,506
Series 2019-GSA1 Class C 3.93% 11/10/52	125,000	108,575
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•GS Mortgage Securities Trust (continued)
Series 2020-GC45 Class SWD 3.33% 12/13/39	100,000	$81,788
•GSAT Trust
Series 2025-BMF Class E 6.93% (1 mo. USD Term SOFR + 3.30%) 7/15/40	100,000	100,350
Series 2025-BMF Class F 7.78% (1 mo. USD Term SOFR + 4.15%) 7/15/40	169,000	169,552
•GSMS Trust
Series 2026-DAWN Class B 6.57% 4/10/43	99,730	99,941
Series 2026-DAWN Class C 7.32% 4/10/43	99,730	100,508
•HAVN Trust Series 2025-MOB Class A 5.33% (1 mo. USD Term SOFR + 1.70%) 10/15/35	270,000	270,000
•Hilton USA Trust Series 2016-HHV Class F 4.33% 11/5/38	350,000	346,619
•INT Commercial Mortgage Trust Series 2025-PLAZA Class A 5.04% 11/5/37	727,000	724,258
•INTOWN Mortgage Trust Series 2025-STAY Class E 7.48% (1 mo. USD Term SOFR + 3.85%) 3/15/42	250,000	250,438
•IP Mortgage Trust Series 2025-IP Class F 7.97% 6/10/42	200,000	200,605
•JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4 Class C 3.63% 12/15/49	90,000	78,909
Series 2024-OMNI Class D 5.99% 10/5/39	175,000	173,743
•JPMBB Commercial Mortgage Securities Trust
Series 2014-C21 Class D 4.63% 8/15/47	54,285	53,380
Series 2014-C26 Class D 3.63% 1/15/48	250,000	223,163
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4 3.06% 11/13/52	800,000	729,766
•KIND Trust
Series 2021-KIND Class D 6.04% (1 mo. USD Term SOFR + 2.41%) 8/15/38	223,167	222,266
Series 2021-KIND Class E 6.99% (1 mo. USD Term SOFR + 3.36%) 8/15/38	400,709	398,679
LVIP Fidelity Institutional AM® Total Bond Fund-40

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•MHP Commercial Mortgage Trust
Series 2025-MHIL2 Class A 5.13% (1 mo. USD Term SOFR + 1.50%) 9/15/40	1,134,000	$1,136,125
Series 2025-MHIL2 Class D 6.28% (1 mo. USD Term SOFR + 2.65%) 9/15/40	100,000	100,343
Series 2025-MHIL2 Class E 7.13% (1 mo. USD Term SOFR + 3.50%) 9/15/40	100,000	100,375
Series 2025-MHIL2 Class F 7.88% (1 mo. USD Term SOFR + 4.25%) 9/15/40	240,000	239,859
•MHP Trust
Series 2022-MHIL Class E 6.24% (1 mo. USD Term SOFR + 2.61%) 1/15/39	200,000	199,938
Series 2022-MHIL Class F 6.88% (1 mo. USD Term SOFR + 3.26%) 1/15/39	80,000	79,975
•MLTI Trust
Series 2026-MLTI Class D10 5.77% (1 mo. USD Term SOFR + 2.15%) 6/15/31	210,000	210,000
Series 2026-MLTI Class E10 6.62% (1 mo. USD Term SOFR + 3.00%) 6/15/31	100,000	100,000
•Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 Class D 3.91% 5/15/46	155,000	142,393
Series 2025-5C2 Class C 5.74% 11/15/58	215,000	212,031
Series 2025-C35 Class C 6.35% 8/15/58	100,000	100,471
•Morgan Stanley Capital I Trust
Series 2015-MS1 Class C 4.16% 5/15/48	199,000	186,585
Series 2016-BNK2 Class C 4.01% 11/15/49	180,000	160,341
Series 2017-H1 Class C 4.28% 6/15/50	125,000	119,059
MSWF Commercial Mortgage Trust
•Series 2023-2 Class C 7.24% 12/15/56	335,000	349,631
Series 2023-2 Class D 4.00% 12/15/56	136,000	108,398
•NCMF Trust Series 2025-MFS Class F 8.72% 6/10/33	100,000	100,473
•NYC Trust Series 2025-77C Class E 6.47% 1/10/36	330,000	323,799
•PCY Trust Series 2026-FCMT Class E 7.66% 4/5/41	100,000	98,801
•PLYM Commercial Mortgage Trust
Series 2026-IND Class A 4.88% (1 mo. USD Term SOFR + 1.25%) 3/15/43	2,752,000	2,752,861
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•PLYM Commercial Mortgage Trust (continued)
Series 2026-IND Class B 5.08% (1 mo. USD Term SOFR + 1.45%) 3/15/43	337,000	$337,105
Series 2026-IND Class C 5.28% (1 mo. USD Term SOFR + 1.65%) 3/15/43	375,000	375,000
Series 2026-IND Class D 5.78% (1 mo. USD Term SOFR + 2.15%) 3/15/43	140,000	140,044
Prima Capital CRE Securitization Ltd.
Series 2019-7A Class D 4.25% 12/25/50	100,000	96,665
Series 2019-RK1 Class BT 4.45% 4/15/38	110,000	104,716
•PRM Trust
Series 2025-PRM6 Class D 5.87% 7/5/33	135,000	134,052
Series 2025-PRM6 Class E 6.80% 7/5/33	100,000	99,736
Series 2025-PRM6 Class F 7.29% 7/5/33	145,000	142,959
•PRM5 Trust Series 2025-PRM5 Class D 5.81% 3/10/33	150,000	148,507
•RIDE Series 2025-SHRE Class E 8.07% 2/14/47	350,000	354,706
ROCK Trust
Series 2024-CNTR Class D 7.11% 11/13/41	125,000	129,239
Series 2024-CNTR Class E 8.82% 11/13/41	250,000	259,737
•SCG Commercial Mortgage Trust
Series 2025-FLWR Class A 4.88% (1 mo. USD Term SOFR + 1.25%) 8/15/42	300,000	300,187
Series 2025-FLWR Class E 6.38% (1 mo. USD Term SOFR + 2.75%) 8/15/42	160,000	158,870
•SCG Trust
Series 2025-SNIP Class D 6.23% (1 mo. USD Term SOFR + 2.60%) 9/15/42	127,000	127,476
Series 2025-SNIP Class E 7.03% (1 mo. USD Term SOFR + 3.40%) 9/15/42	159,000	159,596
•SG Commercial Mortgage Securities Trust
Series 2019-PREZ Class D 3.59% 9/15/39	135,000	115,926
Series 2019-PREZ Class E 3.59% 9/15/39	100,000	75,309
Series 2020-COVE Class F 3.85% 3/15/37	45,000	41,808
•SHOPS Commercial Mortgage Trust Series 2026-CSTL Class A 4.97% 5/5/39	1,253,000	1,244,788
LVIP Fidelity Institutional AM® Total Bond Fund-41

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•SHR Trust Series 2024-LXRY Class E 8.08% (1 mo. USD Term SOFR + 4.45%) 10/15/41	163,000	$163,783
•SMRT Commercial Mortgage Trust
Series 2022-MINI Class E 6.33% (1 mo. USD Term SOFR + 2.70%) 1/15/39	390,000	389,269
Series 2022-MINI Class F 6.98% (1 mo. USD Term SOFR + 3.35%) 1/15/39	165,000	164,381
•SREIT Trust Series 2021-PALM Class G 7.36% (1 mo. USD Term SOFR + 3.73%) 10/15/34	100,000	99,849
•Starwood Mortgage Trust
Series 2021-LIH Class E 6.64% (1 mo. USD Term SOFR + 3.02%) 11/15/36	100,000	99,875
Series 2021-LIH Class G 7.94% (1 mo. USD Term SOFR + 4.31%) 11/15/36	180,000	179,775
•SWCH Commercial Mortgage Trust
Series 2025-DATA Class D 6.27% (1 mo. USD Term SOFR + 2.64%) 2/15/42	200,000	199,875
Series 2025-DATA Class F 7.86% (1 mo. USD Term SOFR + 4.24%) 2/15/42	250,000	248,940
•TCO Commercial Mortgage Trust Series 2024-DPM Class A 4.87% (1 mo. USD Term SOFR + 1.24%) 12/15/39	4,870,000	4,871,527
•U.S. Bank NA Series 2026-SUP1 Class E 7.09% (30 day USD SOFR Average + 3.50%) 6/27/33	250,000	249,995
•VDCM Commercial Mortgage Trust
Series 2025-AZ Class C 6.03% 7/13/44	100,000	98,885
Series 2025-AZ Class D 6.43% 7/13/44	100,000	99,172
Series 2025-AZ Class E 7.93% 7/13/44	100,000	101,282
•VTR Commercial Mortgage Trust
Series 2025-STEM Class B 5.50% 10/13/39	350,000	344,564
Series 2025-STEM Class C 6.06% 10/13/39	100,000	98,460
Series 2025-STEM Class D 6.71% 10/13/39	115,000	111,987
Wells Fargo Commercial Mortgage Trust
•Series 2016-BNK1 Class C 3.07% 8/15/49	20,000	13,999
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
•Series 2016-NXS6 Class C 4.40% 11/15/49	100,000	$97,801
•Series 2020-C57 Class C 4.16% 8/15/53	299,000	272,839
•Series 2024-1CHI Class E 7.83% 7/15/35	250,000	250,725
•Series 2024-5C2 Class C 6.53% 11/15/57	100,000	100,865
*•Series 2025-5C4 Class XA 1.34% 5/15/58	3,992,419	149,675
*•Series 2025-5C4 Class XB 0.74% 5/15/58	10,000,000	197,359
•Series 2025-5C7 Class C 5.80% 12/15/58	100,000	98,160
•Series 2025-B33RP Class E 7.13% (1 mo. USD Term SOFR + 3.50%) 8/15/42	159,983	160,982
•Series 2025-C65 Class C 6.01% 10/15/58	105,000	102,904
•Series 2026-C66 Class C 6.46% 4/15/59	100,000	99,264
•WHARF Commercial Mortgage Trust Series 2025-DC Class E 7.98% 7/15/40	228,000	228,458
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $100,021,654)		100,128,445
ΔSOVEREIGN BONDS–1.40%
Angola—0.03%
Angola Government International Bonds 9.38% 5/8/48	50,000	47,993
Angolan Government International Bonds
8.75% 4/14/32	315,000	317,645
9.24% 1/15/31	200,000	206,944
		572,582
Argentina—0.12%
φArgentina Government International Bonds 4.13% 7/9/35	871,767	696,542
Argentina Republic Government International Bonds
φ0.75% 7/9/30	834,594	738,616
1.00% 7/9/29	236,243	215,572
φ3.50% 7/9/41	360,000	269,100
5.00% 1/9/38	505,000	420,665
Province of Santa Fe 8.10% 12/11/34	60,000	60,123
Provincia del Chubut Argentina 9.45% 4/29/36	80,000	84,400
		2,485,018
LVIP Fidelity Institutional AM® Total Bond Fund-42

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Armenia—0.01%
Republic of Armenia International Bonds 6.75% 3/12/35		250,000	$261,675
			261,675
Australia—0.01%
Australia Government Bonds 1.25% 5/21/32	AUD	500,000	289,001
			289,001
Bahamas—0.01%
Bahamas Government International Bonds 8.25% 6/24/36		170,000	190,398
			190,398
Bahrain—0.01%
Bahrain Government International Bonds
5.63% 5/18/34		50,000	45,489
7.10% 2/3/38		200,000	194,037
			239,526
Benin—0.01%
Benin Government International Bonds 7.96% 2/13/38		200,000	212,141
			212,141
Bermuda—0.01%
Bermuda Government International Bonds
3.38% 8/20/50		50,000	34,511
3.72% 1/25/27		200,000	198,934
			233,445
Brazil—0.05%
Brazil Government International Bonds
3.88% 6/12/30		200,000	190,120
6.25% 5/22/36		200,000	198,000
6.63% 3/15/35		200,000	205,180
7.13% 1/20/37		100,000	107,150
8.25% 1/20/34		250,000	282,237
			982,687
Canada—0.08%
Canada Government Bonds
1.50% 6/1/31	CAD	175,000	114,875
1.50% 12/1/31	CAD	2,370,000	1,540,997
2.00% 6/1/32	CAD	40,000	26,528
3.25% 12/1/33	CAD	85,000	60,112
3.25% 12/1/35	CAD	60,000	41,990
			1,784,502
Chile—0.03%
Chile Government International Bonds
2.45% 1/31/31		300,000	271,800
3.10% 1/22/61		150,000	93,720
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile (continued)
Chile Government International Bonds (continued)
4.00% 1/31/52	200,000	$157,300
5.33% 1/5/54	200,000	192,540
		715,360
Colombia—0.04%
Colombia Government International Bonds
3.00% 1/30/30	350,000	318,675
5.20% 5/15/49	200,000	159,420
6.13% 1/21/31	200,000	201,690
8.75% 11/14/53	200,000	236,700
		916,485
Congo—0.01%
DRC International Bonds 8.75% 4/16/32	200,000	206,708
		206,708
Costa Rica—0.01%
Costa Rica Government International Bonds 7.30% 11/13/54	200,000	225,620
		225,620
Dominican Republic—0.04%
Dominican Republic International Bonds
5.30% 1/21/41	100,000	89,835
5.75% 3/17/34	150,000	147,795
6.60% 6/1/36	150,000	156,375
7.05% 2/3/31	300,000	315,315
7.15% 2/24/55	150,000	159,300
		868,620
Ecuador—0.04%
Ecuador Government International Bonds
6.90% 7/31/30	171,000	170,829
6.90% 7/31/35	200,000	183,500
8.75% 1/29/34	200,000	201,700
9.25% 1/29/39	200,000	205,300
		761,329
Egypt—0.03%
Egypt Government International Bonds
7.50% 1/31/27	200,000	201,819
7.50% 2/16/61	150,000	129,532
7.63% 5/29/32	100,000	102,297
8.70% 3/1/49	300,000	295,429
		729,077
El Salvador—0.02%
El Salvador Government International Bonds
9.25% 4/17/30	200,000	215,274
9.65% 11/21/54	200,000	229,082
		444,356
LVIP Fidelity Institutional AM® Total Bond Fund-43

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany—0.02%
Bundesrepublik Deutschland Bundesanleihe 2.50% 7/4/44	EUR	390,000	$397,736
			397,736
Ghana—0.01%
φGhana Government International Bonds
5.00% 7/3/29		54,208	53,437
5.00% 7/3/35		89,088	82,647
			136,084
Guatemala—0.02%
Guatemala Government Bonds
5.38% 4/24/32		100,000	100,120
6.13% 6/1/50		50,000	50,159
6.25% 8/15/36		200,000	208,750
			359,029
Hungary—0.02%
Hungary Government International Bonds
2.13% 9/22/31		200,000	173,388
5.50% 6/16/34		100,000	101,595
6.75% 9/25/52		100,000	108,746
6.75% 9/23/55		80,000	87,040
			470,769
Indonesia—0.04%
Indonesia Government International Bonds
4.35% 1/11/48		100,000	82,012
5.95% 1/8/46		250,000	253,707
7.75% 1/17/38		200,000	235,544
8.50% 10/12/35		200,000	243,982
			815,245
Israel—0.02%
Israel Government International Bonds
5.00% 1/13/36		200,000	195,026
5.75% 3/12/54		200,000	190,952
State of Israel 3.38% 1/15/50		150,000	99,759
			485,737
Ivory Coast—0.01%
Ivory Coast Government International Bonds 6.13% 6/15/33		300,000	298,236
			298,236
Jamaica—0.00%
Jamaica Government International Bonds 7.88% 7/28/45		50,000	60,294
			60,294
Japan—0.04%
Japan Government Ten Year Bonds 0.10% 9/20/28	JPY	73,850,000	441,206
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
^Japan Treasury Discount Bills 0.00% 10/13/26	JPY	70,550,000	$432,754
			873,960
Jordan—0.00%
Jordan Government International Bonds 7.38% 10/10/47		50,000	49,669
			49,669
Kenya—0.01%
Republic of Kenya Government International Bonds
9.50% 3/5/36		35,000	37,192
9.75% 2/16/31		200,000	217,529
			254,721
Lebanon—0.00%
‡Lebanon Government International Bonds 6.38% 3/9/20		145,000	35,612
			35,612
Luxembourg—0.01%
Eagle Funding Luxco SARL 5.50% 8/17/30		210,000	210,850
			210,850
Mexico—0.08%
Mexico Government International Bonds
2.66% 5/24/31		200,000	176,230
3.50% 2/12/34		200,000	170,300
3.77% 5/24/61		200,000	119,700
6.13% 2/9/38		200,000	196,200
6.25% 8/27/37		200,000	200,059
6.35% 2/9/35		200,000	204,300
6.40% 5/7/54		45,000	42,345
6.88% 5/13/37		250,000	261,950
7.38% 5/13/55		250,000	264,875
			1,635,959
Mongolia—0.01%
Mongolia Government International Bonds 7.88% 6/5/29		200,000	212,103
			212,103
Montenegro—0.01%
Montenegro Government International Bonds 7.25% 3/12/31		200,000	211,706
			211,706
LVIP Fidelity Institutional AM® Total Bond Fund-44

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Morocco—0.01%
Morocco Government International Bonds 6.50% 9/8/33	200,000	$212,744
		212,744
Nigeria—0.03%
Nigeria Government International Bonds
6.13% 9/28/28	400,000	399,480
7.88% 2/16/32	195,000	203,082
		602,562
Oman—0.02%
Oman Government International Bonds
6.25% 1/25/31	200,000	210,764
6.75% 1/17/48	125,000	137,071
		347,835
Pakistan—0.01%
Pakistan Government International Bonds
6.98% 4/24/29	200,000	200,137
7.38% 4/8/31	55,000	55,314
		255,451
Panama—0.02%
Panama Government International Bonds
5.23% 2/23/34	200,000	196,560
5.66% 2/23/38	200,000	199,300
7.88% 3/1/57	100,000	120,715
		516,575
Paraguay—0.03%
Paraguay Government International Bonds
2.74% 1/29/33	200,000	177,084
6.00% 2/9/36	200,000	208,890
6.65% 3/4/55	200,000	214,700
		600,674
Peru—0.01%
Peru Government International Bonds
2.78% 1/23/31	150,000	138,090
3.30% 3/11/41	100,000	77,310
		215,400
Philippines—0.02%
Philippines Government International Bonds
5.50% 1/17/48	200,000	192,198
5.95% 10/13/47	200,000	204,244
		396,442
Poland—0.02%
Bank Gospodarstwa Krajowego 6.25% 7/9/54	120,000	122,888
Republic of Poland Government International Bonds
5.38% 4/14/36	40,000	40,349
5.50% 4/4/53	40,000	37,855
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government International Bonds (continued)
5.75% 11/16/32		100,000	$104,773
6.13% 4/14/56		40,000	40,678
			346,543
Qatar—0.03%
Qatar Government International Bonds
4.40% 4/16/50		300,000	257,719
4.63% 6/2/46		200,000	179,505
4.82% 3/14/49		250,000	229,125
			666,349
Romania—0.05%
Romania Government International Bonds
2.12% 7/16/31	EUR	25,000	25,463
3.63% 3/27/32		100,000	89,561
4.00% 2/14/51		85,000	57,130
4.63% 3/4/33	EUR	130,000	143,982
5.75% 9/16/30		80,000	80,257
5.75% 7/4/36		115,000	109,969
5.88% 7/11/32	EUR	150,000	179,673
6.00% 5/25/34		60,000	59,492
6.38% 9/18/33	EUR	100,000	121,728
6.38% 1/30/34		94,000	95,178
7.50% 2/10/37		150,000	161,879
			1,124,312
Rwanda—0.01%
Rwanda International Government Bonds 5.50% 8/9/31		100,000	95,588
			95,588
Saudi Arabia—0.03%
Saudi Government International Bonds
2.25% 2/2/33		200,000	169,687
3.45% 2/2/61		250,000	158,110
3.75% 1/21/55		100,000	69,624
4.38% 1/12/31		200,000	196,373
4.50% 10/26/46		100,000	83,148
			676,942
Senegal—0.00%
Senegal Government International Bonds 6.25% 5/23/33		75,000	39,724
			39,724
Serbia—0.01%
Serbia International Bonds 6.00% 6/12/34		150,000	153,542
			153,542
LVIP Fidelity Institutional AM® Total Bond Fund-45

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa—0.02%
Republic of South Africa Government International Bonds
5.00% 10/12/46	150,000	$117,407
5.75% 9/30/49	200,000	169,100
6.13% 12/11/37	200,000	196,682
		483,189
Sri Lanka—0.02%
Sri Lanka Government International Bonds
φ3.10% 1/15/30	56,145	57,225
φ3.35% 3/15/33	110,128	105,839
φ3.60% 5/15/36	51,609	51,719
φ3.60% 2/15/38	103,261	104,272
4.00% 4/15/28	38,093	36,787
		355,842
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 6.50% 1/28/36	200,000	205,970
		205,970
Turkey—0.10%
Turkiye Government International Bonds
4.88% 4/16/43	200,000	151,827
5.75% 5/11/47	100,000	80,927
5.88% 6/26/31	100,000	97,879
6.30% 3/14/33	200,000	195,326
6.80% 11/4/36	200,000	197,363
7.63% 5/15/34	250,000	262,558
9.38% 3/14/29	300,000	325,429
9.38% 1/19/33	400,000	455,656
9.88% 1/15/28	200,000	212,286
Turkiye Ihracat Kredi Bankasi AS 6.38% 10/3/30	265,000	259,501
		2,238,752
Ukraine—0.03%
φUkraine Government International Bonds
0.00% 2/1/30	21,848	15,619
0.00% 2/1/34	81,644	45,940
0.00% 2/1/35	58,995	35,362
0.00% 2/1/36	57,496	34,373
4.00% 2/1/32	102,000	84,275
4.50% 2/1/29	150,000	126,275
4.50% 2/1/34	179,987	126,067
4.50% 2/1/35	139,990	96,657
4.50% 2/1/36	79,994	54,725
		619,293
United Arab Emirates—0.03%
Abu Dhabi Government International Bonds
3.13% 9/30/49	500,000	337,455
5.50% 4/30/54	200,000	196,068
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Arab Emirates (continued)
Emirate of Dubai Government International Bonds 5.25% 1/30/43		200,000	$191,580
			725,103
Uruguay—0.01%
Uruguay Government International Bonds
5.10% 6/18/50		150,000	140,250
5.75% 10/28/34		50,000	52,250
			192,500
Uzbekistan—0.01%
Republic of Uzbekistan International Bonds 3.70% 11/25/30		100,000	93,249
			93,249
Venezuela—0.01%
‡Venezuela Government International Bonds 9.25% 9/15/27		550,000	269,500
			269,500
Zambia—0.00%
φZambia Government International Bonds 5.75% 6/30/33		13,427	13,226
			13,226
Total Sovereign Bonds (Cost $28,695,834)			30,073,547
SUPRANATIONAL BANKS–0.10%
^European Investment Bank 0.00% 3/28/28	EUR	1,005,000	1,098,336
European Union
2.88% 4/4/28	EUR	349,000	400,222
3.38% 12/12/35	EUR	285,000	330,301
3.75% 10/12/45	EUR	325,000	366,468
Total Supranational Banks (Cost $2,225,292)			2,195,327
U.S. TREASURY OBLIGATIONS–35.86%
U.S. Treasury Bonds
2.25% 8/15/46		37,530,000	24,478,063
3.88% 2/15/43		28,715,000	25,443,060
4.50% 11/15/54		13,320,000	12,399,567
4.63% 11/15/44		31,580,000	30,433,992
4.63% 11/15/45		1,001,000	961,429
4.63% 2/15/46		549,000	526,954
4.63% 2/15/55		102,180,000	97,098,940
4.63% 11/15/55		370,000	352,020
4.75% 2/15/45		74,570,000	72,941,694
4.75% 5/15/55		7,441,000	7,218,061
4.75% 8/15/55		16,700,000	16,203,566
4.75% 2/15/56		5,660,000	5,498,159
LVIP Fidelity Institutional AM® Total Bond Fund-46

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
5.00% 5/15/56	13,650,000	$13,795,031
U.S. Treasury Inflation Indexed Bonds
2.38% 2/15/55	1,076,171	989,965
2.38% 2/15/56	349,272	321,793
U.S. Treasury Inflation Indexed Notes 1.88% 1/15/36	993,852	965,175
U.S. Treasury Notes
3.50% 2/15/29	7,321,000	7,199,746
3.50% 3/15/29	7,440,000	7,314,741
3.50% 2/28/31	1,180,000	1,145,384
3.63% 8/31/30	20,700,000	20,251,230
3.88% 4/15/29	1,830,000	1,816,132
3.88% 5/15/29	475,000	471,326
3.88% 12/31/32	37,800,000	36,911,110
4.00% 5/31/28	220,000	219,355
4.00% 3/31/30	8,000,000	7,949,063
4.00% 1/31/31	1,015,000	1,006,198
∞4.00% 4/30/32	131,915,000	130,178,463
4.00% 6/30/32	16,500,000	16,269,902
4.00% 1/31/33	130,000	127,781
4.00% 2/15/34	2,975,000	2,906,436
4.00% 11/15/35	14,200,000	13,736,281
4.13% 6/30/31	1,950,000	1,943,297
4.13% 4/30/33	73,000	72,202
4.13% 2/15/36	80,868,000	78,896,843
4.25% 8/15/35	17,151,700	16,933,284
4.38% 5/15/36	6,000,000	5,968,125
∞4.50% 12/31/31	20,340,000	20,599,017
4.63% 2/15/35	88,870,000	90,279,423
Total U.S. Treasury Obligations (Cost $795,088,504)		771,822,808

	Number of Shares
COMMON STOCK–0.01%
†Luxco Co. Ltd.	15,751	314,598
†ModivCare, Inc.	4,485	27,751
Total Common Stock (Cost $304,266)		342,349
PREFERRED STOCKS–0.02%
=†^Acrisure Holdings, Inc. 0.00%	8,824	280,603
Strategy, Inc. 10.00% 12/31/49	558	51,727
Strategy, Inc. 12.00% 7/29/26	1,748	148,335
Total Preferred Stocks (Cost $420,525)		480,665
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	59,112,508	$59,112,508
Total Money Market Fund (Cost $59,112,508)		59,112,508

	Notional Amount
OPTIONS PURCHASED–0.05%
Over-The-Counter–0.05%
Call Swaptions–0.03%
10 Year Interest Rate Swap Strike price $3.96, expiration date 1/26/27, notional amount $2,100,000 JPM	2,100,000	31,152
5 Year Interest Rate Swap Strike price $3.99, expiration date 3/5/31, notional amount $1,800,000 CBK	1,800,000	43,388
1 Year Interest Rate Swap Strike price $3.27, expiration date 3/10/28, notional amount $6,990,000 GS	6,990,000	16,562
10 Year Interest Rate Swap Strike price $3.74, expiration date 9/10/26, notional amount $1,090,000 BOA	1,090,000	2,490
10 Year Interest Rate Swap Strike price $4.34, expiration date 3/20/31, notional amount $760,000 BOA	760,000	36,254
10 Year Interest Rate Swap Strike price $4.34, expiration date 3/25/31, notional amount $1,200,000 CBK	1,200,000	57,266
10 Year Interest Rate Swap Strike price $4.35, expiration date 4/1/31, notional amount $1,170,000 GS	1,170,000	56,323
2 Year Interest Rate Swap Strike price $3.57, expiration date 4/6/27, notional amount $10,000,000 BOA	10,000,000	31,678
2 Year Interest Rate Swap Strike price $3.47, expiration date 4/8/27, notional amount $9,460,000 CBK	9,460,000	25,109
LVIP Fidelity Institutional AM® Total Bond Fund-47

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
1 day USD SOFR Strike price $4.51, expiration date 5/27/31, notional amount $2,940,000 GS	2,940,000	$159,626
1 day USD SOFR Strike price $3.99, expiration date 6/8/28, notional amount $2,650,000 JPM	2,650,000	14,705
1 day USD SOFR Strike price $4.44, expiration date 6/16/31, notional amount $2,500,000 BOA	2,500,000	129,015
		603,568
Put Swaptions–0.02%
5 Year Interest Rate Swap Strike price $3.99, expiration date 3/5/31, notional amount $1,800,000 CBK	1,800,000	52,414
10 Year Interest Rate Swap Strike price $4.21, expiration date 3/10/31, notional amount $3,400,000 MSC	3,400,000	169,878
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
10 Year Interest Rate Swap Strike price $4.34, expiration date 3/20/31, notional amount $760,000 BOA	760,000	$34,999
10 Year Interest Rate Swap Strike price $4.36, expiration date 3/20/31, notional amount $1,200,000 BOA	1,200,000	54,555
2 Year Interest Rate Swap Strike price $4.45, expiration date 5/5/31, notional amount $3,000,000 BOA	3,000,000	130,539
		442,385
Total Options Purchased (Cost $1,410,147)		1,045,953

TOTAL INVESTMENTS–104.68% (Cost $2,284,131,971)	2,252,886,338

	Principal Amount°	Value (U.S. $)
SECURITIES SOLD SHORT–(0.60%)
Agency Mortgage-Backed Securities–(0.60%)
Government National Mortgage Association, TBA	(4,800,000)	$(4,827,725)
Uniform Mortgage-Backed Security, TBA	(4,250,000)	(3,704,805)
Uniform Mortgage-Backed Security, TBA	(2,700,000)	(2,652,755)
Uniform Mortgage-Backed Security, TBA	(450,000)	(451,438)
Uniform Mortgage-Backed Security, TBA	(1,175,000)	(1,201,142)
Total Securities Sold Short (Proceeds $(12,837,338) )		(12,837,865)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.08%)	(87,823,962)
NET ASSETS APPLICABLE TO 240,880,451 SHARES OUTSTANDING–100.00%	$2,152,224,511
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® TOTAL BOND FUND STANDARD CLASS ($377,346,525 / 41,989,201 Shares)	$8.987
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® TOTAL BOND FUND SERVICE CLASS ($1,774,877,986 / 198,891,250 Shares)	$8.924
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$2,517,092,862
Distributable earnings/(accumulated loss)	(364,868,351)
TOTAL NET ASSETS	$2,152,224,511

LVIP Fidelity Institutional AM® Total Bond Fund-48

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

»Fully or partially pledged as collateral for centrally cleared swaps.
∞Fully or partially pledged as collateral for futures contracts.
^Zero coupon security.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
∞Delayed settlement. Interest rate to be determined upon settlement date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2026.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $30,000 cash collateral held at broker for futures contracts, $12,448 cash collateral held at brokers for centrally cleared swap contracts, $210,272 expense reimbursement receivable from Lincoln Financial Investments Corporation, $75,530 variation margin due from brokers on centrally cleared swap contracts, $161,543,687 payable for securities purchased, $466,645 payable for fund shares redeemed, $78,905 other accrued expenses payable, $501,803 payable for unfunded loan commitments, $1,458,963 due to manager and affiliates, $31,575 due to custodian, $347,913 variation margin due to broker on futures contracts, $20,135 payable for audit fee and $37,991 payable for fund accounting fee as of June 30, 2026.

LVIP Fidelity Institutional AM® Total Bond Fund-49

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(801,000)	USD	573,781	7/31/26	$19,534	$—
BNP	EUR	(17,408,000)	USD	20,582,314	7/31/26	666,102	—
BNP	GBP	17,000	USD	(23,028)	7/31/26	—	(479)
CBK	EUR	(43,000)	USD	50,616	7/31/26	1,420	—
CBK	EUR	29,000	USD	(33,840)	7/31/26	—	(661)
GS	AUD	(159,000)	USD	111,206	7/31/26	1,188	—
GS	EUR	(175,000)	USD	205,263	7/31/26	5,049	—
GS	EUR	133,000	USD	(152,481)	7/31/26	—	(318)
GS	GBP	(28,000)	USD	37,725	7/31/26	585	—
JPM	AUD	(49,000)	USD	35,224	7/31/26	1,319	—
JPM	EUR	(673,000)	USD	783,218	7/31/26	13,249	—
JPM	EUR	162,000	USD	(187,195)	7/31/26	—	(1,853)
JPM	EUR	(69,000)	USD	78,933	7/31/26	—	(9)
JPM	GBP	(4,430,000)	USD	5,989,102	7/31/26	113,057	—
JPM	GBP	115,000	USD	(154,519)	7/31/26	—	(1,980)
JPM	JPY	(142,200,000)	USD	900,285	7/31/26	23,518	—
RBC	CAD	(2,538,000)	USD	1,868,533	7/31/26	76,453	—
RBC	EUR	81,000	USD	(95,761)	7/31/26	—	(3,091)
Total Foreign Currency Exchange Contracts						$921,474	$(8,391)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
1,016	CBOT 10 Year U.S. Treasury Notes Futures	$111,648,875	$110,913,007	9/21/26	$735,868	$—
240	CBOT 2 Year U.S. Treasury Notes Futures	49,471,875	49,518,653	9/30/26	—	(46,778)
181	CBOT 5 Year U.S. Treasury Notes Futures	19,375,484	19,340,704	9/30/26	34,780	—
2	CBOT U.S. Long Bond Futures	227,000	223,441	9/21/26	3,559	—
1	Eurex 10 Year Euro BUND Futures	145,499	145,625	9/8/26	—	(126)
1	Eurex 5 Year Euro BOBL Futures	131,833	131,880	9/8/26	—	(47)
(7)	Long Gilt Futures	(828,328)	(810,586)	9/28/26	—	(17,742)
11	Ultra 10 Year U.S. Treasury Notes Futures	1,237,156	1,225,361	9/21/26	11,795	—
49	Ultra U.S. Treasury Bond Futures	5,691,656	5,570,106	9/21/26	121,550	—
Total Futures Contracts					$907,552	$(64,693)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.EM.IG.45 - Quarterly[4]	525,000	(1.00%)	6/20/31	$(8,130)	$(3,031)	$—	$(5,099)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
BNP Allianz SE 3.10 - 07/06/2047 - Quarterly	EUR 40,000	(1.00%)	6/20/31	$(650)	$(461)	$—	$(189)
LVIP Fidelity Institutional AM® Total Bond Fund-50

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
BNP Allianz SE 3.10 - 07/06/2047 - Quarterly	EUR 400,000	(1.00%)	6/20/31	$(6,496)	$(3,151)	$—	$(3,345)
CBK Aviva PLC 1.88 - 11/23/2027 - Quarterly	EUR 150,000	(1.00%)	6/20/31	(3,335)	(244)	—	(3,091)
CBK Aviva PLC 6.13 - 11/14/2036 - Quarterly	0	6.13%	6/20/31	5	53	—	(48)
BNP BMW Finance NV 0.75 - 07/13/2026 - Quarterly	EUR 120,000	(1.00%)	6/20/31	(3,117)	(3,201)	84	—
BNP BMW Finance NV 1.00 - 05/22/2028 - Quarterly	EUR 600,000	(1.00%)	6/20/31	(15,585)	(15,637)	52	—
MSC CMBX.NA.BB.18 - Monthly[5]	200,000	(5.00%)	12/17/57	31,083	28,018	3,065	—
GS CMBX.NA.BBB-.18 - Monthly[5]	700,000	(3.00%)	12/17/57	55,212	66,755	—	(11,543)
CBK CMBX.NA.BBB-.18 - Monthly[5]	700,000	(3.00%)	12/17/57	55,213	50,668	4,545	—
GS CMBX.NA.BBB-.18 - Monthly[5]	700,000	(3.00%)	12/17/57	55,213	49,098	6,115	—
JPM CMBX.NA.BBB-.18 - Monthly[5]	100,000	(3.00%)	12/17/57	7,888	8,036	—	(148)
ICBC CMBX.NA.BBB-.19 - Monthly[5]	50,000	(3.00%)	12/17/58	3,428	4,571	—	(1,143)
BNP Deutsche Bank AG 4.00 - 06/24/2032 - Quarterly	EUR 60,000	(1.00%)	6/20/31	185	714	—	(529)
BNP Deutsche Bank AG 4.00 - 06/24/2032 - Quarterly	EUR 250,000	(1.00%)	6/20/31	770	3,486	—	(2,716)
BNP Generali 3.88 - 01/29/2029 - Quarterly	EUR 350,000	(1.00%)	6/20/31	(3,936)	(1,138)	—	(2,798)
BNP Generali 4.13 - 05/04/2026 - Quarterly	EUR 25,000	(1.00%)	6/20/31	(281)	(55)	—	(226)
BNP Heidelberg Materials AG 3.75 05/31/2032 - Quarterly	EUR 40,000	(5.00%)	6/20/31	(9,253)	(9,466)	213	—
JPM Heidelberg Materials AG 3.75 05/31/2032 - Quarterly	EUR 310,000	(5.00%)	6/20/31	(71,712)	(71,434)	—	(278)
JPM Intesa Sanpaolo SpA 6.18 - 02/20/2034 - Quarterly	EUR 80,000	(1.00%)	6/20/31	(416)	(131)	—	(285)
JPM Intesa Sanpaolo SpA 6.18 - 02/20/2034 - Quarterly	EUR 300,000	(1.00%)	6/20/31	(1,560)	(727)	—	(833)
BNP Societe Generale SA 5.25 - 09/06/2032 - Quarterly	EUR 250,000	(1.00%)	6/20/31	(900)	541	—	(1,441)
BNP Societe Generale SA 5.63 - 06/02/2033 - Quarterly	EUR 90,000	(1.00%)	6/20/31	(324)	294	—	(618)
GS UniCredit SpA 2.73 - 01/15/2032 - Quarterly	EUR 45,000	(1.00%)	6/20/31	(176)	122	—	(298)
GS UniCredit SpA 2.73 - 01/15/2032 - Quarterly	EUR 300,000	(1.00%)	6/20/31	(1,174)	778	—	(1,952)
					107,489	14,074	(31,481)
Protection Sold
MSC CMBX.NA.AAA.17 - Monthly[5]	300,000	(0.50%)	12/15/56	(2,752)	(3,364)	612	—
LVIP Fidelity Institutional AM® Total Bond Fund-51

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Sold (continued)
ICBC CMBX.NA.AAA.17 - Monthly[5]	500,000	(0.50%)	12/15/56	$(4,586)	$(4,594)	$8	$—
MSC CMBX.NA.BB.15 - Monthly[5]	100,000	(5.00%)	11/18/64	(20,368)	(23,854)	3,486	—
MSC CMBX.NA.BB.15 - Monthly[5]	100,000	(5.00%)	12/15/56	(22,743)	(21,266)	—	(1,477)
MSC CMBX.NA.BB.15 - Monthly[5]	100,000	(5.00%)	11/18/64	(20,354)	(23,309)	2,955	—
MSC CMBX.NA.BBB-.16 - Monthly[5]	150,000	(3.00%)	4/17/65	(28,796)	(22,536)	—	(6,260)
					(98,923)	7,061	(7,737)
					8,566	21,135	(39,218)
Total CDS Contracts					$5,535	$21,135	$(44,317)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
52,009,000	3.00	SOFR12M	Receive	Annual	9/16/28	$1,003,093	$1,010,346	$—	$(7,253)
210,000	3.50	SOFR12M	Receive	Annual	9/16/33	5,708	4,911	798	—
2,213,000	3.75	SOFR12M	Pay	Annual	9/16/36	(50,975)	(65,945)	14,969	—
243,000	4.00	SOFR12M	Pay	Annual	9/16/46	(7,867)	(11,052)	3,184	—
1,837,000	4.00	SOFR12M	Pay	Annual	9/16/56	(59,199)	(85,865)	26,667	—
Total IRS Contracts							$852,395	$45,618	$(7,253)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2026.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe,
Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.

[5] CMBX.NA.AAA, CMBX.NA.AS, CMBX.NA.AA, CMBX.NA.A, CMBX.NA.BBB and CMBX.NA.BB (collectively, the “CMBX Indices” and each, a
“CMBX Index”). Each CMBX Index will be composed of 25 reference obligations that are tranches of commercial mortgage-backed securities offerings.

Summary of Abbreviations:
AUD–Australian Dollar
BMO–Bank of Montreal
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
CAD–Canadian Dollar
LVIP Fidelity Institutional AM® Total Bond Fund-52

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
CBK–Citibank NA
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GBP–British Pound Sterling
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
ICBC–Industrial and Commercial Bank of China
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
Prime Rate–Interest rate charged by banks to their most credit worthy customers
RBC–Royal Bank of Canada
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-53

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $(414))	$53,349,076
Dividends	7,507
53,356,583
EXPENSES:
Management fees	6,207,552
Distribution fees-Service Class	2,636,793
Shareholder servicing fees	307,697
Accounting and administration expenses	177,534
Custodian fees	74,782
Pricing fees	73,426
Professional fees	64,383
Trustees’ fees and expenses	30,778
Reports and statements to shareholders	13,896
Consulting fees	12,158
Other	21,681
9,620,680
Less:
Management fees waived	(318,307)
Expenses reimbursed	(1,254,355)
Total operating expenses	8,048,018
NET INVESTMENT INCOME	45,308,565
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(622,444)
Foreign currencies	(82,290)
Foreign currency exchange contracts	(235,863)
Futures contracts	(3,992,371)
Options purchased	(143,224)
Swap contracts	811,781
Net realized loss	(4,264,411)
Net change in unrealized appreciation (depreciation) of:
Investments	(25,263,363)
Foreign currencies	26,332
Foreign currency exchange contracts	1,192,243
Futures contracts	1,190,755
Securities sold short	(7,537)
Options purchased	(207,481)
Swap contracts	153,533
Net change in unrealized appreciation (depreciation)	(22,915,518)
NET REALIZED AND UNREALIZED LOSS	(27,179,929)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,128,636
See accompanying notes, which are an integral part of the financial statements.

LVIP Fidelity Institutional AM® Total Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$45,308,565	$91,344,679
Net realized loss	(4,264,411)	(85,219,589)
Net change in unrealized appreciation (depreciation)	(22,915,518)	129,936,405
Net increase in net assets resulting from operations	18,128,636	136,061,495
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(15,219,453)
Service Class	—	(71,064,531)
	—	(86,283,984)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	37,176,708	53,506,946
Service Class	90,039,601	134,070,888
Reinvestment of dividends and distributions:
Standard Class	—	15,219,453
Service Class	—	71,064,531
	127,216,309	273,861,818
Cost of shares redeemed:
Standard Class	(26,160,193)	(63,107,542)
Service Class	(129,854,138)	(326,351,591)
	(156,014,331)	(389,459,133)
Decrease in net assets derived from capital share transactions	(28,798,022)	(115,597,315)
NET DECREASE IN NET ASSETS	(10,669,386)	(65,819,804)
NET ASSETS:
Beginning of period	2,162,893,897	2,228,713,701
End of period	$2,152,224,511	$2,162,893,897
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-54

LVIP Fidelity Institutional AM® Total Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Total Bond Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$8.900	$8.706	$8.917	$8.735	$10.533	$11.560
Income (loss) from investment operations:
Net investment income[4]	0.200	0.400	0.382	0.363	0.296	0.247
Net realized and unrealized gain (loss)	(0.113)	0.184	(0.206)	0.185	(1.756)	(0.402)
Total from investment operations	0.087	0.584	0.176	0.548	(1.460)	(0.155)
Less dividends and distributions from:
Net investment income	—	(0.390)	(0.387)	(0.366)	(0.310)	(0.553)
Net realized gain	—	—	—	—	(0.020)	(0.318)
Return of capital	—	—	—	—	(0.008)	(0.001)
Total dividends and distributions	—	(0.390)	(0.387)	(0.366)	(0.338)	(0.872)
Net asset value, end of period	$8.987	$8.900	$8.706	$8.917	$8.735	$10.533
Total return[5]	0.98%	6.72%	1.98% [6]	6.24%	(13.86% )	(1.30% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$377,347	$362,779	$349,700	$334,721	$309,107	$385,982
Ratio of expenses to average net assets	0.51%	0.52%	0.54%	0.54%	0.54%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.65%	0.65%	0.65%	0.63%
Ratio of net investment income to average net assets	4.52%	4.46%	4.25%	4.08%	3.12%	2.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.37%	4.32%	4.14%	3.97%	3.01%	2.19%
Portfolio turnover	91%	286%	102%	96%	96%	280%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2025, Fidelity Institutional Asset Management ("FIAM, LLC") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]
In 2024, 0.09% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.89%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-55

LVIP Fidelity Institutional AM® Total Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Total Bond Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21[3]
Net asset value, beginning of period	$8.851	$8.659	$8.872	$8.693	$10.481	$11.470
Income (loss) from investment operations:
Net investment income[4]	0.186	0.371	0.353	0.334	0.266	0.213
Net realized and unrealized gain (loss)	(0.113)	0.183	(0.206)	0.183	(1.746)	(0.403)
Total from investment operations	0.073	0.554	0.147	0.517	(1.480)	(0.190)
Less dividends and distributions from:
Net investment income	—	(0.362)	(0.360)	(0.338)	(0.280)	(0.480)
Net realized gain	—	—	—	—	(0.020)	(0.318)
Return of capital	—	—	—	—	(0.008)	(0.001)
Total dividends and distributions	—	(0.362)	(0.360)	(0.338)	(0.308)	(0.799)
Net asset value, end of period	$8.924	$8.851	$8.659	$8.872	$8.693	$10.481
Total return[5]	0.82%	6.40%	1.67% [6]	5.94%	(14.12% )	(1.62% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,774,878	$1,800,115	$1,879,014	$1,897,262	$1,848,841	$2,413,119
Ratio of expenses to average net assets	0.81%	0.82%	0.84%	0.84%	0.84%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.96%	0.95%	0.95%	0.95%	0.93%
Ratio of net investment income to average net assets	4.22%	4.16%	3.95%	3.78%	2.82%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.07%	4.02%	3.84%	3.67%	2.71%	1.89%
Portfolio turnover	91%	286%	102%	96%	96%	280%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2025, Fidelity Institutional Asset Management ("FIAM, LLC") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[3]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]
In 2024, 0.09% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.58%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-56

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Total Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Fidelity Institutional AM® Total Bond Fund-57

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP Fidelity Institutional AM® Total Bond Fund is $1,685,816 and $1,646,297 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2026.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average
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Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
daily net assets in excess of $2.5 billion.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.51% of the Fund’s average daily net assets for the Standard Class and 0.81% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$2,310,296	$2,427,755	$2,573,987	$7,312,038
Fidelity Institutional Asset Management ("FIAM, LLC") (the "Sub Adviser") and FMR Investment Management (UK) Limited (“Sub-Sub-Adviser”) are responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$84,483
Legal	14,055
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,085 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$210,272
Management fees payable to LFI	972,184
Distribution fees payable to LFD	433,255
Printing and mailing fees payable to Lincoln Life	2,744
Shareholder servicing fees payable to Lincoln Life	50,780
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
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LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$219,086,472
Purchases of U.S. government securities	255,549,543
Sales other than U.S. government securities	167,676,542
Sales of U.S. government securities	303,954,795
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,284,131,971
Aggregate unrealized appreciation of investments and derivatives	$20,073,218
Aggregate unrealized depreciation of investments and derivatives	(49,547,726)
Net unrealized depreciation of investments and derivatives	$(29,474,508)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$20,283,967	$—	$20,283,967
Agency Commercial Mortgage-Backed Securities	—	16,611,619	—	16,611,619
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LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$338,396,605	$—	$338,396,605
Convertible Bonds	—	2,954,462	—	2,954,462
Convertible Preferred Stocks	367,253	—	—	367,253
Corporate Bonds
Advertising	—	1,093,994	—	1,093,994
Aerospace & Defense	—	6,825,869	—	6,825,869
Agriculture	—	7,886,962	—	7,886,962
Airlines	—	960,753	—	960,753
Apparel	—	721,580	—	721,580
Auto Manufacturers	—	6,373,113	—	6,373,113
Auto Parts & Equipment	—	2,364,761	—	2,364,761
Banks	—	156,954,686	—	156,954,686
Beverages	—	748,135	—	748,135
Biotechnology	—	414,058	—	414,058
Building Materials	—	3,472,813	—	3,472,813
Chemicals	—	8,632,782	—	8,632,782
Commercial Services	—	4,154,984	—	4,154,984
Computers	—	8,044,476	—	8,044,476
Distribution/Wholesale	—	60,300	—	60,300
Diversified Financial Services	—	28,024,855	—	28,024,855
Electric	—	28,745,584	—	28,745,584
Electrical Components & Equipment	—	328,716	—	328,716
Electronics	—	332,301	—	332,301
Energy-Alternate Sources	—	—	700	700
Engineering & Construction	—	3,160,881	—	3,160,881
Entertainment	—	288,971	—	288,971
Environmental Control	—	672,614	—	672,614
Food	—	17,564,455	—	17,564,455
Food Service	—	216,371	—	216,371
Forest Products & Paper	—	715,386	—	715,386
Gas	—	5,135,716	—	5,135,716
Health Care Products	—	226,196	—	226,196
Health Care Services	—	13,391,427	—	13,391,427
Home Builders	—	1,580,807	—	1,580,807
Home Furnishings	—	560,218	—	560,218
Insurance	—	24,326,990	—	24,326,990
Internet	—	6,708,919	—	6,708,919
Investment Companies	—	14,924,064	—	14,924,064
Iron & Steel	—	2,596,550	—	2,596,550
Leisure Time	—	1,441,436	—	1,441,436
Lodging	—	929,639	—	929,639
Machinery Diversified	—	447,237	—	447,237
Media	—	24,798,103	—	24,798,103
Metal Fabricate & Hardware	—	270,694	—	270,694
Mining	—	4,872,713	—	4,872,713
Miscellaneous Manufacturing	—	321,292	—	321,292
Oil & Gas	—	40,047,830	—	40,047,830
Oil & Gas Services	—	1,301,737	—	1,301,737
Packaging & Containers	—	751,860	—	751,860
Pharmaceuticals	—	8,069,319	—	8,069,319
Pipelines	—	34,441,312	—	34,441,312
Real Estate	—	5,111,278	—	5,111,278
Real Estate Investment Trusts	—	29,542,670	—	29,542,670
Retail	—	7,853,505	—	7,853,505
Semiconductors	—	9,256,691	—	9,256,691
Software	—	9,357,903	—	9,357,903
Telecommunications	—	31,506,074	—	31,506,074
Transportation	—	1,065,533	—	1,065,533
Trucking & Leasing	—	218,210	—	218,210
Water	—	2,434,601	—	2,434,601
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Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Loan Agreements	$—	$124,630,885	$46,781	$124,677,666
Non-Agency Asset-Backed Securities	—	198,473,661	1,069,961	199,543,622
Non-Agency Collateralized Mortgage Obligations	—	12,598,918	—	12,598,918
Non-Agency Commercial Mortgage-Backed Securities	—	100,028,446	99,999	100,128,445
Sovereign Bonds	—	30,073,547	—	30,073,547
Supranational Banks	—	2,195,327	—	2,195,327
U.S. Treasury Obligations	—	771,822,808	—	771,822,808
Common Stock	—	342,349	—	342,349
Preferred Stocks	200,062	—	280,603	480,665
Money Market Fund	59,112,508	—	—	59,112,508
Options Purchased	—	1,045,953	—	1,045,953
Total Investments	$59,679,823	$2,191,708,471	$1,498,044	$2,252,886,338
Liabilities:
Agency Mortgage-Backed Securities	$—	$(12,837,865)	$—	(12,837,865)
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$921,474	$—	$921,474
Futures Contracts	$907,552	$—	$—	$907,552
Swap Contracts	$—	$66,753	$—	$66,753
Liabilities:
Foreign Currency Exchange Contracts	$—	$(8,391)	$—	$(8,391)
Futures Contracts	$(64,693)	$—	$—	$(64,693)
Swap Contracts	$—	$(51,570)	$—	$(51,570)
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	4,152,349	5,929,217
Service Class	10,116,210	14,996,533
Shares reinvested:
Standard Class	—	1,710,000
Service Class	—	8,027,491
	14,268,559	30,663,241
Shares redeemed:
Standard Class	(2,924,946)	(7,047,019)
Service Class	(14,607,976)	(36,635,366)
	(17,532,922)	(43,682,385)
Net decrease	(3,264,363)	(13,019,144)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
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LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to reduce transaction costs.
Options Contracts–During the six months ended June 30, 2026, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option,
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LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2026, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; and reduce transaction costs.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2026, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2026, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the  Statements of Net Assets, at June 30, 2026, the notional value of the protection sold was USD 1,250,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2026, net unrealized depreciation of the protection sold was $676.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2026, the Fund used CDS contracts to hedge against credit events, to enhance total return and to gain exposure to certain securities or markets.
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LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statements of Net Assets.
Fair values of derivative instruments as of June 30, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$921,474	Liabilities net of receivables and other assets	$(8,391)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	907,552	Liabilities net of receivables and other assets	(64,693)
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	1,045,953	Liabilities net of receivables and other assets	—
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	21,135	Liabilities net of receivables and other assets	(44,317)
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	45,618	Liabilities net of receivables and other assets	(7,253)
Total		$2,941,732		$(124,654)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(235,863)	$1,192,243
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,992,371)	1,190,755
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(143,224)	(207,481)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(64,999)	10,090
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	876,780	143,443
Total		$(3,559,677)	$2,329,050
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$354,666	$30,327,298
Futures contracts (average notional value)	173,654,959	914,130
Options contracts (average value)	679,561	—
CDS contracts (average notional value)*	3,984,905	5,396,659
Interest rate swap contracts (average notional value)**	37,311,286	30,949,571

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
LVIP Fidelity Institutional AM® Total Bond Fund-65

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$419,530	$—	$419,530
BNP Paribas SA	685,985	(12,341)	673,644
Citigroup Global Markets	184,142	(3,800)	180,342
Goldman Sachs International	245,448	(14,111)	231,337
JPMorgan Chase Bank	197,000	(5,386)	191,614
Morgan Stanley Capital	179,996	(7,737)	172,259
Royal Bank of Canada	76,453	(3,091)	73,362
Total	$1,988,554	$(46,466)	$1,942,088

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$419,530	$—	$—	$—	$—	$419,530
BNP Paribas SA	673,644	—	—	—	—	673,644
Citigroup Global Markets	180,342	—	—	—	—	180,342
Goldman Sachs International	231,337	—	—	—	—	231,337
JPMorgan Chase Bank	191,614	—	—	—	—	191,614
Morgan Stanley Capital	172,259	—	—	—	—	172,259
Royal Bank of Canada	73,362	—	—	—	—	73,362
Total	$1,942,088	$—	$—	$—	$—	$1,942,088

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP Fidelity Institutional AM® Total Bond Fund-66

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-67

LVIP Franklin Templeton Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Franklin Templeton Core Bond Fund

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.60%
•Federal Home Loan Mortgage Corp. REMICS
Series 5391 Class FA 4.83% (30 day USD SOFR Average + 1.20%) 3/25/54	19,183,401	$19,331,879
Series 5419 Class AF 4.73% (30 day USD SOFR Average + 1.10%) 6/25/54	11,177,289	11,281,192
Series 5498 Class FC 4.78% (30 day USD SOFR Average + 1.15%) 1/25/55	1,569,005	1,577,325
Series 5601 Class FC 4.68% (30 day USD SOFR Average + 1.05%) 11/25/55	6,446,689	6,506,377
Federal Home Loan Mortgage Corp. REMICS
*•Series 3973 Class SA 2.78% (6.38% minus 30 day USD SOFR Average) 12/15/41	80,862	7,352
Series 4676 Class KZ 2.50% 7/15/45	1,731,146	1,522,890
Series 4793 Class CB 3.00% 5/15/48	114,119	101,465
Series 4793 Class CD 3.00% 6/15/48	78,548	70,092
Series 4813 Class CJ 3.00% 8/15/48	72,904	64,613
*Series 4980 Class KI 4.50% 6/25/50	691,255	154,003
Series 4991 Class QV 2.00% 9/25/45	87,261	76,348
*Series 5010 Class IK 2.50% 9/25/50	111,013	16,725
*Series 5010 Class JI 2.50% 9/25/50	269,573	44,264
*Series 5013 Class IN 2.50% 9/25/50	67,975	11,291
*Series 5018 Class MI 2.00% 10/25/50	209,607	27,843
*Series 5059 Class IB 2.50% 1/25/51	427,760	71,779
Series 5092 Class AP 2.00% 4/25/41	120,696	107,482
*Series 5093 Class IY 4.50% 12/25/50	375,483	86,031
*Series 5118 Class NI 2.00% 2/25/51	649,624	84,722
*Series 5140 Class NI 2.50% 5/25/49	369,483	50,171
*Series 5148 Class BI 2.50% 1/25/49	982,269	137,244
*Series 5148 Class CI 2.00% 6/25/49	386,089	46,543
*Series 5159 Class IP 3.00% 11/25/51	587,260	82,827
*Series 5161 IO 2.00% 3/25/51	706,025	94,386
*Series 5179 Class GI 2.50% 1/25/52	756,866	126,237
*Series 5202 Class IN 3.00% 1/25/47	255,391	30,222
Series 5224 Class HL 4.00% 4/25/52	400,000	363,703
*Series 5293 Class CI 2.50% 4/25/51	1,343,280	204,908
*Series 5293 IO 2.00% 3/25/51	796,550	96,782
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
*Series 5377 IO 2.50% 12/25/51	710,799	$83,885
*Series 5389 Class IC 4.50% 11/25/51	385,488	85,428
•Series 5444 Class FC 4.75% (30 day USD SOFR Average + 1.12%) 8/25/54	15,922,461	16,022,775
•Series 5452 Class FC 4.68% (30 day USD SOFR Average + 1.05%) 9/25/54	12,773,431	12,810,827
•Series 5493 Class FK 4.78% (30 day USD SOFR Average + 1.15%) 1/25/55	254,872	256,213
•Series 5500 Class FW 4.83% (30 day USD SOFR Average + 1.20%) 10/25/54	387,425	391,087
•Series 5537 Class FC 4.78% (30 day USD SOFR Average + 1.15%) 5/25/55	12,417,332	12,500,183
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2024-1 Class MT 3.00% 11/25/63	350,920	292,605
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA2 Class M2 5.93% (30 day USD SOFR Average + 2.30%) 8/25/33	132,381	134,631
Series 2021-DNA5 Class M2 5.28% (30 day USD SOFR Average + 1.65%) 1/25/34	2,251,987	2,258,486
Series 2021-DNA6 Class M2 5.13% (30 day USD SOFR Average + 1.50%) 10/25/41	538,295	539,059
Series 2022-DNA1 Class M2 6.13% (30 day USD SOFR Average + 2.50%) 1/25/42	10,549,000	10,632,972
Series 2022-DNA2 Class M1A 4.93% (30 day USD SOFR Average + 1.30%) 2/25/42	67,255	67,250
Series 2022-DNA3 Class M1B 6.53% (30 day USD SOFR Average + 2.90%) 4/25/42	830,000	841,825
Series 2022-DNA5 Class M1B 8.13% (30 day USD SOFR Average + 4.50%) 6/25/42	240,000	248,169
Series 2024-DNA1 Class M2 5.58% (30 day USD SOFR Average + 1.95%) 2/25/44	470,000	474,351
Series 2025-DNA1 Class M2 4.98% (30 day USD SOFR Average + 1.35%) 1/25/45	1,050,000	1,050,521
Series 2025-DNA2 Class M1 4.83% (30 day USD SOFR Average + 1.20%) 5/25/45	490,934	491,000
Series 2025-DNA2 Class M2 5.13% (30 day USD SOFR Average + 1.50%) 5/25/45	4,443,000	4,456,050
Series 2025-DNA3 Class A1 4.58% (30 day USD SOFR Average + 0.95%) 9/25/45	4,936,950	4,941,582
Series 2025-DNA3 Class M1 4.73% (30 day USD SOFR Average + 1.10%) 9/25/45	5,313,573	5,317,097
LVIP Franklin Templeton Core Bond Fund-1

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
Series 2025-DNA4 Class M1 4.73% (30 day USD SOFR Average + 1.10%) 10/25/45	3,784,171	$3,786,192
Series 2025-HQA1 Class M2 5.28% (30 day USD SOFR Average + 1.65%) 2/25/45	1,200,000	1,203,134
*•Federal Home Loan Mortgage Corp. STRIPS
Series 334 Class S7 2.39% (5.99% minus 30 day USD SOFR Average) 8/15/44	147,535	13,519
Series 353 Class S1 2.29% (5.89% minus 30 day USD SOFR Average) 12/15/46	70,811	7,020
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 Class 2A 6.50% 9/25/43	105,088	108,499
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 Class 1M2 5.18% (30 day USD SOFR Average + 1.55%) 10/25/41	112,295	112,445
Series 2022-R02 Class 2M2 6.63% (30 day USD SOFR Average + 3.00%) 1/25/42	3,813,991	3,854,074
Series 2022-R03 Class 1M2 7.13% (30 day USD SOFR Average + 3.50%) 3/25/42	240,000	243,819
Series 2023-R01 Class 1M2 7.38% (30 day USD SOFR Average + 3.75%) 12/25/42	760,000	788,181
Series 2023-R03 Class 2M1 6.13% (30 day USD SOFR Average + 2.50%) 4/25/43	14,085,934	14,147,874
Series 2023-R06 Class 1M2 6.33% (30 day USD SOFR Average + 2.70%) 7/25/43	997,500	1,020,912
Series 2023-R08 Class 1M1 5.13% (30 day USD SOFR Average + 1.50%) 10/25/43	2,019,196	2,020,508
Series 2024-R01 Class 1M2 5.43% (30 day USD SOFR Average + 1.80%) 1/25/44	1,040,000	1,047,237
Series 2024-R02 Class 1M2 5.43% (30 day USD SOFR Average + 1.80%) 2/25/44	350,000	351,952
Series 2024-R03 Class 2M1 4.78% (30 day USD SOFR Average + 1.15%) 3/25/44	1,427,057	1,427,053
Series 2024-R04 Class 1A1 4.63% (30 day USD SOFR Average + 1.00%) 5/25/44	12,397,549	12,407,390
Series 2024-R06 Class 1M2 5.23% (30 day USD SOFR Average + 1.60%) 9/25/44	616,365	617,375
Series 2025-R01 Class 1M2 5.13% (30 day USD SOFR Average + 1.50%) 1/25/45	5,334,000	5,341,939
Series 2025-R02 Class 1M2 5.23% (30 day USD SOFR Average + 1.60%) 2/25/45	4,558,000	4,573,251
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
Series 2025-R03 Class 2M1 5.23% (30 day USD SOFR Average + 1.60%) 3/25/45	2,323,396	$2,325,185
Series 2025-R04 Class 1M2 5.13% (30 day USD SOFR Average + 1.50%) 5/25/45	11,307,000	11,332,929
Series 2025-R05 Class 2M1 4.83% (30 day USD SOFR Average + 1.20%) 7/25/45	5,260,418	5,259,978
Series 2025-R06 Class 1A1 4.53% (30 day USD SOFR Average + 0.90%) 9/25/45	6,379,756	6,382,748
Series 2026-R01 Class 2A1 4.48% (30 day USD SOFR Average + 0.85%) 1/25/46	12,064,189	12,055,599
Series 2026-R01 Class 2M1 4.63% (30 day USD SOFR Average + 1.00%) 1/25/46	11,244,008	11,245,114
Series 2026-R02 Class 1M1 4.68% (30 day USD SOFR Average + 1.05%) 2/25/46	6,743,001	6,734,432
*Federal National Mortgage Association Interest STRIPS
Series 427 Class C21 2.00% 3/25/50	688,706	85,877
Series 427 Class C73 3.00% 12/25/48	418,193	67,785
Series 440 Class C50 4.50% 10/25/53	1,628,901	369,282
Series 440 Class C6 2.00% 10/25/52	1,611,252	201,699
•Federal National Mortgage Association REMICS Series 2025-25 Class FB 4.58% (30 day USD SOFR Average + 0.95%) 4/25/55	7,989,415	7,979,821
Federal National Mortgage Association REMICS
*•Series 2010-100 Class SV 2.89% (6.52% minus 30 day USD SOFR Average) 9/25/40	165,827	14,415
Series 2012-118 Class VZ 3.00% 11/25/42	196,072	179,815
*•Series 2013-124 Class SB 2.21% (5.84% minus 30 day USD SOFR Average) 12/25/43	29,668	2,731
Series 2013-44 Class Z 3.00% 5/25/43	199,481	156,496
*•Series 2013-54 Class BS 2.41% (6.04% minus 30 day USD SOFR Average) 6/25/43	12,116	1,196
Series 2015-65 Class CZ 3.50% 9/25/45	292,052	250,497
*•Series 2016-61 Class BS 2.36% (5.99% minus 30 day USD SOFR Average) 9/25/46	184,213	9,591
Series 2017-40 Class GZ 3.50% 5/25/47	2,200,790	2,046,746
LVIP Franklin Templeton Core Bond Fund-2

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*•Series 2017-76 Class SB 2.36% (5.99% minus 30 day USD SOFR Average) 10/25/57	46,918	$5,383
*•Series 2017-85 Class SC 2.46% (6.09% minus 30 day USD SOFR Average) 11/25/47	37,465	2,685
Series 2020-47 Class GZ 2.00% 7/25/50	225,477	139,255
Series 2020-56 Class AQ 2.00% 8/25/50	576,360	480,820
*Series 2020-56 Class DI 2.50% 8/25/50	129,215	21,231
Series 2020-57 Class TA 2.00% 4/25/50	326,070	291,139
*Series 2020-61 Class NI 3.50% 9/25/50	497,511	77,319
*Series 2020-73 Class KI 3.00% 10/25/50	118,301	20,351
*Series 2021-1 Class IG 2.50% 2/25/51	347,687	57,786
Series 2021-28 Class LB 2.00% 4/25/51	305,979	256,250
*Series 2021-3 Class NI 2.50% 2/25/51	595,274	89,725
*Series 2021-3 Class QI 2.50% 2/25/51	452,375	69,229
*Series 2021-43 IO 2.50% 6/25/51	772,680	117,524
*Series 2021-44 Class MI 2.50% 7/25/51	161,596	27,544
*Series 2021-61 Class KI 2.50% 4/25/49	754,175	106,874
Series 2021-65 Class JA 2.00% 1/25/46	112,639	101,850
*Series 2021-77 Class WI 3.00% 8/25/50	565,010	88,606
*Series 2022-22 IO 2.50% 10/25/51	1,174,902	198,650
Series 2022-29 Class KZ 1.50% 6/25/42	425,250	318,576
*Series 2022-86 IO 2.50% 5/25/50	477,678	65,354
*Series 2023-2 Class CI 2.00% 10/25/50	1,584,135	199,920
*Series 2024-22 Class IC 2.50% 10/25/51	2,881,560	375,974
•Series 2024-49 Class AF 4.73% (30 day USD SOFR Average + 1.10%) 7/25/54	7,311,949	7,350,014
*Series 2024-5 Class DI 3.00% 10/25/51	909,018	156,430
•Series 2024-77 Class FM 4.58% (30 day USD SOFR Average + 0.95%) 11/25/54	663,463	665,316
•Series 2024-87 Class FB 4.73% (30 day USD SOFR Average + 1.10%) 12/25/54	8,945,072	8,976,233
•Series 2024-95 Class KF 4.73% (30 day USD SOFR Average + 1.10%) 12/25/54	1,127,568	1,132,241
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2025-55 Class FG 4.73% (30 day USD SOFR Average + 1.10%) 7/25/55	7,689,508	$7,769,526
•Series 2025-7 Class FE 4.78% (30 day USD SOFR Average + 1.15%) 2/25/55	12,417,867	12,509,905
Federal National Mortgage Association REMICS Trust Series 2004-W11 Class 1A2 6.50% 5/25/44	30,685	31,199
•Government National Mortgage Association REMICS Series 2025-169 Class FB 4.61% (30 day USD SOFR Average + 1.00%) 10/20/55	13,735,502	13,868,603
Government National Mortgage Association REMICS
*•Series 2007-51 Class SG 2.83% (6.47% minus 1 mo. USD Term SOFR) 8/20/37	21,785	1,834
Series 2013-113 Class LY 3.00% 5/20/43	2,019,969	1,868,909
*•Series 2016-135 Class SB 2.35% (5.99% minus 1 mo. USD Term SOFR) 10/16/46	122,125	13,345
*•Series 2016-21 Class ST 2.40% (6.04% minus 1 mo. USD Term SOFR) 2/20/46	191,272	18,333
*Series 2016-84 Class IG 4.50% 11/16/45	303,769	58,087
Series 2017-163 Class ZK 3.50% 11/20/47	377,783	350,752
*•Series 2017-H11 IO 1.98% 5/20/67	2,962,499	102,250
•Series 2017-H14 Class FK 3.92% (1 yr. CMT + 0.20%) 5/20/67	5,673	5,664
*•Series 2017-H22 Class IC 2.40% 11/20/67	80,133	3,030
•Series 2018-H13 Class FC 4.06% (1 mo. USD Term SOFR + 0.41%) 7/20/68	27,965	27,874
•Series 2019-H13 Class FT 4.17% (1 yr. CMT + 0.45%) 8/20/69	7,422	7,437
*Series 2020-123 Class IL 2.50% 8/20/50	52,493	7,552
*Series 2020-123 Class NI 2.50% 8/20/50	236,348	35,437
*Series 2020-127 Class IN 2.50% 8/20/50	116,844	17,417
*Series 2020-129 Class IE 2.50% 9/20/50	58,177	8,565
*Series 2020-160 Class IH 2.50% 10/20/50	63,135	9,452
*Series 2020-160 Class VI 2.50% 10/20/50	61,497	9,244
*Series 2020-173 Class MI 2.50% 11/20/50	1,395,647	205,197
*Series 2020-181 Class WI 2.00% 12/20/50	685,117	81,143
*Series 2020-47 Class MI 3.50% 4/20/50	185,813	36,103
LVIP Franklin Templeton Core Bond Fund-3

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*Series 2020-47 Class NI 3.50% 4/20/50	53,655	$10,418
•Series 2020-H13 Class FA 4.21% (1 mo. USD Term SOFR + 0.56%) 7/20/70	61,357	61,215
*Series 2021-138 Class IK 3.00% 7/20/51	736,439	108,203
*Series 2021-191 Class NI 3.00% 10/20/51	153,913	27,921
Series 2021-223 Class P 2.00% 6/20/51	269,223	233,924
Series 2022-139 Class AL 4.00% 7/20/51	500,000	457,420
Series 2022-189 Class PT 2.50% 10/20/51	229,097	192,530
Series 2022-24 Class AH 2.50% 2/20/52	133,139	113,461
*Series 2022-81 Class CI 3.00% 9/20/50	624,864	88,305
Series 2022-9 Class GA 2.00% 1/20/52	261,039	216,842
Series 2022-99 Class JW 2.50% 1/20/52	100,000	83,737
*Series 2023-130 IO 4.00% 8/20/47	1,239,915	217,473
*•Series 2024-151 Class KS 2.44% (6.05% minus 30 day USD SOFR Average) 9/20/54	795,808	63,959
*•Series 2025-108 Class SC 2.27% (5.88% minus 30 day USD SOFR Average) 6/20/55	3,424,504	260,631
*•Series 2025-114 Class WS 1.54% (5.15% minus 30 day USD SOFR Average) 7/20/55	1,770,195	73,203
*•Series 2025-141 Class SE 2.24% (5.85% minus 30 day USD SOFR Average) 8/20/55	2,048,295	167,948
*•Series 2025-55 Class SD 2.34% (5.95% minus 30 day USD SOFR Average) 3/20/55	3,477,210	272,311
*•Series 2025-95 Class SB 2.19% (5.80% minus 30 day USD SOFR Average) 5/20/55	1,927,004	145,876
Total Agency Collateralized Mortgage Obligations (Cost $297,367,861)		297,281,516
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.68%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
*♦•Series K058 Class X1 1.02% 8/25/26	4,722,354	1,484
*♦•Series K094 Class X1 1.01% 6/25/29	668,340	14,547
*♦•Series K094 Class XAM 1.28% 6/25/29	1,150,000	35,644
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
*♦•Series K095 Class XAM 1.37% 6/25/29	300,000	$10,471
*♦•Series K101 Class X1 0.94% 10/25/29	286,947	6,551
*♦•Series K104 Class XAM 1.50% 1/25/30	600,000	25,815
*♦•Series K105 Class X1 1.63% 1/25/30	1,640,833	72,756
*♦•Series K110 Class X1 1.75% 4/25/30	1,744,478	87,312
*♦•Series K115 Class X1 1.41% 6/25/30	681,772	29,591
*♦•Series K116 Class X1 1.51% 7/25/30	1,250,691	56,487
*♦•Series K124 Class X1 0.80% 12/25/30	687,788	18,042
*♦•Series K128 Class X1 0.60% 3/25/31	1,958,810	37,845
*♦•Series K130 Class X1 1.14% 6/25/31	2,871,828	118,873
*♦•Series K131 Class X1 0.83% 7/25/31	2,379,978	73,012
*♦•Series K133 Class X1 0.44% 9/25/31	3,757,004	59,091
*♦•Series K142 Class X1 0.40% 3/25/32	1,593,546	24,163
*♦•Series K143 Class X1 0.45% 4/25/55	1,688,378	30,554
♦Series K144 Class A2 2.45% 4/25/32	21,463,000	19,224,255
*♦•Series K145 Class X1 0.43% 5/25/32	1,888,757	32,676
*♦•Series K147 Class X1 0.50% 6/25/32	2,646,619	55,256
*♦•Series K148 Class X1 0.39% 7/25/32	5,784,282	87,125
*♦•Series K149 Class X1 0.40% 8/25/32	2,679,864	43,881
♦•Series K-150 Class A2 3.71% 9/25/32	10,595,000	10,120,197
*♦•Series K-151 Class X1 0.33% 10/25/32	4,784,037	59,455
*♦•Series K-1511 Class X1 0.92% 3/25/34	575,765	22,915
*♦•Series K-1520 Class X1 0.57% 2/25/36	1,181,057	37,778
*♦•Series K-157 Class X1 0.42% 5/25/33	2,198,403	39,305
*♦•Series K737 Class X1 0.71% 10/25/26	1,381,477	831
*♦•Series K741 Class X1 0.62% 12/25/27	648,795	4,092
*♦•Series K742 Class X1 0.69% 3/25/28	1,106,219	8,135
*♦•Series K743 Class X1 1.00% 5/25/28	971,973	13,753
♦Series K753 Class A2 4.40% 10/25/30	7,284,000	7,254,165
*♦•Series KC05 Class X1 1.26% 6/25/27	165,865	1,201
LVIP Franklin Templeton Core Bond Fund-4

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES
Series 2016-M11 Class AL 2.94% 7/25/39	22,876	$21,612
Series 2018-M15 Class 1A2 3.70% 1/25/36	300,000	284,059
•FREMF Mortgage Trust Series 2017-K71 Class B 3.88% 11/25/50	2,731,000	2,688,253
Government National Mortgage Association
•Series 2013-107 Class AD 2.77% 11/16/47	85,023	77,932
*•Series 2013-50 IO 0.07% 10/16/48	849,320	2,028
*•Series 2013-74 IO 0.45% 12/16/53	481,830	4,524
*•Series 2017-145 IO 0.49% 4/16/57	160,147	3,772
*•Series 2017-157 IO 0.52% 12/16/59	185,554	5,105
*•Series 2017-8 IO 0.44% 8/16/58	263,491	4,876
*•Series 2020-109 Class AI 0.90% 5/16/60	395,782	23,131
*•Series 2020-184 IO 0.91% 11/16/60	609,869	40,429
*•Series 2020-68 IO 1.61% 5/16/60	2,426,843	236,383
*•Series 2021-11 Class IX 1.16% 12/16/62	2,948,882	242,462
*•Series 2021-110 IO 0.88% 11/16/63	1,075,101	64,995
*•Series 2021-133 IO 0.88% 7/16/63	1,169,624	78,228
*•Series 2021-37 IO 0.80% 1/16/61	616,034	34,138
*•Series 2021-60 IO 0.83% 5/16/63	511,067	27,105
*•Series 2021-63 IO 0.82% 4/16/61	3,277,884	198,282
*•Series 2021-68 IO 0.88% 10/16/62	583,327	32,719
*•Series 2021-94 IO 0.84% 2/16/63	3,071,167	180,952
•Series 2022-196 Class BE 3.00% 10/16/64	300,000	210,830
*•Series 2022-210 IO 0.70% 7/16/64	372,365	21,703
*•Series 2022-216 IO 0.75% 7/16/65	386,784	20,069
•Series 2022-220 Class E 3.00% 10/16/64	200,000	142,049
*•Series 2022-3 IO 0.64% 2/16/61	1,465,072	66,883
*•Series 2022-59 IO 0.57% 2/16/62	738,743	28,595
Series 2023-92 Class AH 2.00% 6/16/64	1,272,114	981,647
*•Series 2023-92 Class IA 0.61% 6/16/64	1,369,969	70,295
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*•Government National Mortgage Association REMICS Series 2021-108 IO 0.97% 6/16/61	3,092,024	$205,718
Total Agency Commercial Mortgage-Backed Securities (Cost $44,132,959)		43,706,032
AGENCY MORTGAGE-BACKED SECURITIES–30.39%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	588,951	496,038
1.50% 5/1/41	657,909	552,474
1.50% 7/1/41	469,311	393,308
1.50% 10/1/41	661,052	552,172
1.50% 11/1/41	69,773	58,237
2.00% 9/1/40	96,164	83,827
2.00% 10/1/40	270,962	236,702
2.00% 3/1/41	480,416	417,862
2.00% 6/1/41	63,350	54,994
2.00% 7/1/41	245,058	213,045
2.00% 8/1/41	196,713	169,982
2.00% 9/1/41	713,855	618,106
2.00% 10/1/41	332,312	287,284
2.00% 11/1/41	189,139	163,806
2.00% 12/1/41	486,568	420,674
2.00% 1/1/42	1,088,459	941,724
2.00% 2/1/42	423,500	365,260
2.00% 4/1/42	742,305	644,286
2.00% 7/1/50	439,650	355,462
2.00% 11/1/50	186,061	152,164
2.00% 12/1/50	5,028,955	4,058,650
2.00% 2/1/51	762,694	622,087
2.00% 3/1/51	360,499	293,831
2.00% 4/1/51	114,368	93,459
2.00% 5/1/51	1,816,258	1,470,496
2.00% 6/1/51	210,124	171,088
2.00% 11/1/51	74,551	60,449
2.50% 3/1/42	138,691	123,147
2.50% 4/1/42	70,803	62,661
2.50% 9/1/42	18,689,186	16,624,263
2.50% 7/1/50	1,860,060	1,585,109
2.50% 10/1/50	269,373	230,631
2.50% 11/1/50	789,768	674,643
2.50% 12/1/50	854,016	729,056
2.50% 2/1/51	282,902	242,366
2.50% 3/1/51	2,473,917	2,113,335
2.50% 5/1/51	3,163,930	2,700,516
2.50% 7/1/51	61,169	52,435
2.50% 8/1/51	674,751	575,816
2.50% 9/1/51	71,239	60,818
2.50% 1/1/52	2,362,930	2,012,413
2.50% 2/1/52	288,436	246,516
2.50% 4/1/52	1,775,702	1,512,769
3.00% 9/1/32	20,407	19,701
3.00% 10/1/32	10,786	10,400
3.00% 10/1/33	8,139	7,796
3.00% 7/1/42	144,860	133,411
3.00% 9/1/42	220,988	202,077
3.00% 1/1/47	42,073,519	37,485,985
3.00% 8/1/48	3,456,087	3,101,460
3.00% 9/1/49	70,619	63,073
3.00% 11/1/49	71,112	63,197
3.00% 6/1/50	280,360	244,808
3.00% 7/1/50	2,831,544	2,534,709
3.00% 6/1/51	116,558	103,357
3.00% 8/1/51	4,819,020	4,271,826
3.00% 10/1/51	72,172	64,215
LVIP Franklin Templeton Core Bond Fund-5

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.00% 11/1/51	36,628	$32,130
3.00% 1/1/52	2,512,002	2,231,126
3.00% 2/1/52	77,928	68,634
3.00% 3/1/52	142,255	125,155
3.00% 4/1/52	284,531	250,566
3.00% 8/1/52	15,804,503	13,970,246
•3.01% (1 yr. USD RFUCCT + 1.63%) 11/1/48	527,849	533,007
3.50% 1/1/38	93,977	89,385
3.50% 2/1/47	7,250,096	6,750,918
3.50% 7/1/47	44,283,292	40,966,427
3.50% 11/1/48	6,607,876	6,127,608
3.50% 2/1/49	28,607,721	26,074,830
3.50% 12/1/50	221,957	204,231
3.50% 1/1/52	61,900	56,601
•3.73% (1 yr. USD RFUCCT + 1.62%) 2/1/50	272,173	278,683
4.00% 10/1/47	5,174,958	4,894,813
4.00% 7/1/49	862,156	818,076
4.00% 9/1/49	4,866,448	4,608,709
4.00% 7/1/50	79,186	75,658
4.00% 4/1/52	550,989	518,528
4.00% 9/1/52	12,206,906	11,450,575
4.00% 2/1/53	360,722	341,554
4.50% 10/1/35	23,297	23,068
4.50% 5/1/38	1,478,778	1,465,574
4.50% 3/1/47	65,501	64,694
4.50% 1/1/49	3,191,905	3,111,036
4.50% 3/1/49	1,617,085	1,576,116
4.50% 8/1/49	4,931,933	4,817,405
4.50% 1/1/51	127,303	123,284
4.50% 7/1/52	211,160	204,006
4.50% 10/1/52	16,919,504	16,343,865
4.50% 11/1/52	466,802	451,392
4.50% 12/1/52	144,158	139,194
5.00% 10/1/48	1,929,233	1,926,935
5.00% 7/1/52	10,558,675	10,499,520
5.00% 9/1/52	22,371,535	22,210,301
5.00% 11/1/52	290,070	287,375
5.00% 12/1/52	69,789	68,939
5.00% 1/1/53	219,739	217,234
5.00% 3/1/53	219,563	218,162
5.00% 4/1/53	596,714	593,112
5.00% 2/1/55	2,850,641	2,824,914
•5.41% (1 yr. USD RFUCCT + 1.62%) 11/1/47	149,015	154,068
5.50% 9/1/41	5,302,420	5,462,301
5.50% 9/1/52	10,685,922	10,858,800
5.50% 11/1/52	2,151,272	2,186,964
5.50% 12/1/52	71,191	71,946
5.50% 1/1/53	59,262	59,978
5.50% 3/1/53	19,589,760	19,886,640
5.50% 4/1/53	128,287	129,444
5.50% 5/1/53	277,186	281,310
5.50% 6/1/53	221,069	223,742
5.50% 7/1/53	140,571	141,736
5.50% 8/1/53	375,803	379,627
5.50% 9/1/53	21,814,617	22,072,704
5.50% 2/1/54	18,107,242	18,369,103
5.50% 4/1/54	2,443,378	2,479,542
6.00% 12/1/52	286,354	293,984
6.00% 8/1/53	2,737,634	2,800,916
6.00% 10/1/53	1,271,504	1,319,181
6.00% 4/1/54	129,845	133,085
6.50% 1/1/53	97,854	101,716
6.50% 2/1/53	151,253	157,180
6.50% 4/1/53	99,639	103,656
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
6.50% 5/1/53	224,938	$235,792
6.50% 11/1/53	469,544	490,341
6.50% 2/1/54	170,708	177,263
6.50% 4/1/54	126,253	131,133
Federal National Mortgage Association
1.50% 11/1/41	415,014	344,498
1.50% 2/1/42	332,671	280,036
2.00% 8/1/36	23,208,577	21,170,082
2.00% 10/1/40	1,359,376	1,186,477
2.00% 6/1/41	64,144	55,653
2.00% 9/1/41	258,886	224,091
2.00% 10/1/41	198,568	172,595
2.00% 11/1/41	199,129	172,066
2.00% 12/1/41	614,706	531,824
2.00% 1/1/42	824,500	716,589
2.00% 2/1/42	618,126	532,977
2.00% 3/1/42	69,757	60,106
2.00% 4/1/42	144,377	124,438
2.00% 5/1/42	162,194	139,762
2.00% 8/1/42	824,722	714,604
2.00% 6/1/50	20,924,968	16,908,266
2.00% 8/1/50	49,011	40,005
2.00% 9/1/50	485,094	392,322
2.00% 10/1/50	296,210	239,535
2.00% 11/1/50	13,001,415	10,592,882
2.00% 1/1/51	4,063,591	3,323,249
2.00% 2/1/51	11,572,593	9,442,381
2.00% 3/1/51	2,282,082	1,844,767
2.00% 4/1/51	120,627	98,355
2.00% 5/1/51	628,476	507,337
2.00% 8/1/51	6,048,615	4,921,034
2.00% 10/1/51	1,429,677	1,153,786
2.00% 11/1/51	142,008	115,200
2.00% 1/1/52	15,267,402	12,465,356
2.00% 2/1/52	143,363	117,050
2.00% 3/1/52	391,888	318,371
2.50% 9/1/36	68,669	63,098
2.50% 3/1/38	193,120	177,338
2.50% 11/1/40	137,156	122,895
2.50% 3/1/41	116,156	103,983
2.50% 4/1/41	118,435	105,920
2.50% 5/1/41	254,511	227,269
2.50% 11/1/41	331,354	294,987
2.50% 2/1/42	190,641	169,469
2.50% 3/1/42	202,540	179,852
2.50% 4/1/42	208,991	185,519
2.50% 5/1/42	71,649	63,425
2.50% 9/1/42	75,355	67,065
2.50% 6/1/50	48,146	40,941
2.50% 8/1/50	19,561,695	16,731,812
2.50% 10/1/50	454,741	387,882
2.50% 11/1/50	125,315	106,913
2.50% 12/1/50	57,417	49,020
2.50% 1/1/51	301,970	257,656
2.50% 2/1/51	89,455	76,448
2.50% 3/1/51	58,566	50,124
2.50% 5/1/51	166,486	142,422
2.50% 6/1/51	5,999,995	5,143,071
2.50% 7/1/51	1,173,583	1,002,858
2.50% 8/1/51	28,992,882	24,765,372
2.50% 9/1/51	192,046	164,258
2.50% 10/1/51	537,348	457,666
2.50% 11/1/51	60,787	51,949
2.50% 12/1/51	546,186	464,098
2.50% 1/1/52	2,136,941	1,804,759
2.50% 2/1/52	1,009,994	862,534
2.50% 3/1/52	212,819	181,875
LVIP Franklin Templeton Core Bond Fund-6

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 5/1/52	1,831,904	$1,557,318
2.50% 7/1/53	6,138,344	5,173,263
2.50% 9/1/61	272,539	222,649
2.95% 7/1/27	333,117	328,482
3.00% 11/1/33	5,882,201	5,673,966
3.00% 7/1/35	45,764	43,159
3.00% 2/1/36	117,774	111,292
3.00% 4/1/36	83,859	79,279
3.00% 7/1/36	195,014	183,937
3.00% 8/1/36	322,189	303,720
3.00% 10/1/36	221,870	208,829
3.00% 4/1/38	67,701	64,854
3.00% 6/1/38	98,675	93,025
3.00% 9/1/40	31,786	29,372
3.00% 1/1/41	50,775	47,467
3.00% 3/1/42	63,167	57,445
3.00% 5/1/42	146,132	133,793
3.00% 6/1/42	217,770	199,476
3.00% 6/1/43	14,435	13,004
3.00% 7/1/43	45,775	41,237
3.00% 10/1/43	37,686	33,936
3.00% 1/1/45	63,746	57,588
3.00% 6/1/45	333,553	301,320
3.00% 8/1/46	813,791	730,887
3.00% 10/1/46	148,597	133,279
3.00% 12/1/46	83,471	75,014
3.00% 1/1/47	1,171,630	1,057,539
3.00% 2/1/47	462,106	416,904
3.00% 12/1/47	1,810,124	1,619,392
3.00% 2/1/48	15,753,991	14,154,474
3.00% 3/1/48	12,812,459	11,444,678
3.00% 11/1/48	65,373	58,892
3.00% 12/1/49	13,742,807	12,227,670
3.00% 4/1/50	286,892	255,366
3.00% 10/1/50	120,331	106,241
3.00% 11/1/50	285,701	251,685
3.00% 5/1/51	2,415,413	2,147,719
3.00% 6/1/51	55,623	49,633
3.00% 8/1/51	283,971	253,397
3.00% 10/1/51	60,432	53,963
3.00% 11/1/51	1,735,177	1,546,176
3.00% 12/1/51	128,785	114,454
3.00% 1/1/52	1,349,836	1,189,422
3.00% 2/1/52	134,853	119,493
3.00% 3/1/52	1,273,346	1,131,370
3.00% 4/1/52	284,659	251,245
3.00% 5/1/52	384,801	335,832
3.50% 4/1/32	193,062	187,910
3.50% 2/1/37	28,786	27,509
3.50% 12/1/37	26,229	24,749
3.50% 8/1/39	33,249	31,770
3.50% 2/1/40	96,677	91,047
3.50% 12/1/42	21,884	20,423
3.50% 3/1/43	160,426	149,863
3.50% 11/1/44	1,455,943	1,354,868
3.50% 12/1/46	187,115	174,660
3.50% 12/1/47	417,717	383,623
3.50% 11/1/48	644,618	597,606
3.50% 8/1/50	22,341,109	20,554,847
3.50% 12/1/51	64,421	58,861
3.50% 1/1/52	131,735	120,952
3.50% 3/1/52	68,218	62,273
3.50% 4/1/52	270,857	247,752
3.50% 5/1/52	12,038,067	11,050,547
4.00% 9/1/42	19,194,845	18,557,011
4.00% 11/1/42	121,497	117,122
4.00% 4/1/44	246,000	236,611
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 10/1/44	1,452,275	$1,388,774
4.00% 12/1/44	69,584	66,888
4.00% 5/1/47	189,411	179,573
4.00% 10/1/48	3,356,213	3,203,569
4.00% 1/1/49	132,412	125,065
4.00% 4/1/52	420,055	395,308
4.00% 7/1/52	437,137	410,681
4.00% 6/1/57	192,304	180,196
4.27% 10/1/32	94,369	92,904
4.50% 6/1/39	96,620	95,550
4.50% 10/1/43	122,557	121,200
4.50% 3/1/46	174,664	171,216
4.50% 6/1/48	57,794	56,644
4.50% 7/1/48	82,674	80,664
4.50% 8/1/48	136,185	132,946
4.50% 11/1/48	75,608	73,810
4.50% 7/1/49	43,508	42,106
4.50% 9/1/49	411,775	402,108
4.50% 1/1/50	2,942,626	2,869,025
4.50% 3/1/50	68,583	67,204
4.50% 4/1/50	11,063,633	10,797,040
4.50% 5/1/50	85,438	82,894
4.50% 9/1/51	51,376	49,912
4.50% 8/1/52	588,921	568,448
4.50% 9/1/52	216,074	208,999
4.50% 11/1/52	160,124	155,117
4.50% 1/1/53	141,375	136,507
4.50% 8/1/58	234,008	224,304
4.50% 1/1/59	33,711	32,219
5.00% 7/1/47	13,531,557	13,646,121
5.00% 9/1/48	143,335	142,422
5.00% 9/1/49	187,350	187,629
5.00% 1/1/51	13,621,043	13,611,107
5.00% 6/1/52	133,150	132,591
5.00% 7/1/52	332,220	332,890
5.00% 11/1/52	175,839	174,178
5.00% 1/1/53	71,588	70,498
5.00% 2/1/53	143,676	142,230
5.00% 4/1/53	73,321	72,789
5.00% 8/1/53	5,625,443	5,577,973
5.50% 6/1/41	35,481	36,406
5.50% 5/1/44	5,740,308	5,908,160
5.50% 8/1/52	7,955,670	8,118,338
5.50% 11/1/52	6,931,679	7,043,591
5.50% 1/1/53	259,150	261,971
5.50% 2/1/53	64,962	65,740
5.50% 4/1/53	184,985	187,221
5.50% 5/1/53	291,791	294,886
5.50% 8/1/53	205,103	207,388
5.50% 9/1/53	586,814	593,910
5.50% 9/1/54	1,654,226	1,670,173
6.00% 10/1/39	64,750	67,595
6.00% 7/1/41	117,115	122,755
6.00% 1/1/42	10,723,158	11,239,839
6.00% 1/1/53	58,619	60,192
6.00% 5/1/53	198,637	204,764
6.00% 6/1/53	1,309,222	1,348,431
6.00% 7/1/53	10,075,914	10,420,775
6.50% 11/1/52	59,996	63,156
6.50% 1/1/53	312,893	327,241
6.50% 2/1/53	44,425	46,122
6.50% 9/1/53	4,216,019	4,385,957
6.50% 12/1/53	176,119	182,468
6.50% 1/1/54	112,720	117,395
6.50% 3/1/54	111,991	116,334
6.50% 6/1/54	198,045	204,938
LVIP Franklin Templeton Core Bond Fund-7

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association
2.00% 8/20/50	99,223	$81,434
2.00% 10/20/50	1,857,484	1,526,954
2.00% 12/20/50	1,462,776	1,198,919
2.00% 1/20/51	1,411,016	1,157,722
2.00% 2/20/51	1,729,383	1,408,166
2.00% 3/20/51	552,991	447,950
2.00% 4/20/51	528,255	424,302
2.50% 10/20/49	175,331	150,494
2.50% 12/20/50	175,848	148,839
2.50% 1/20/51	96,661	82,668
2.50% 2/20/51	69,034	59,040
2.50% 5/20/51	459,568	392,874
2.50% 6/20/51	65,945	56,373
2.50% 7/20/51	188,343	160,206
2.50% 8/20/51	129,011	110,285
2.50% 10/20/51	589,454	503,891
2.50% 11/20/51	65,091	55,642
2.50% 12/20/51	544,776	464,235
3.00% 9/15/42	79,535	73,024
3.00% 10/15/42	10,492	9,633
3.00% 8/15/45	2,273,388	2,040,274
3.00% 1/20/46	11,660	10,514
3.00% 8/20/46	75,719	68,031
3.00% 11/20/46	41,267	37,140
3.00% 2/20/47	15,809	14,204
3.00% 9/20/47	52,957	47,509
3.00% 2/20/48	3,428	3,058
3.00% 1/20/50	203,370	178,894
3.00% 3/20/50	153,403	134,647
3.00% 11/20/51	195,500	171,833
3.00% 2/20/52	544,209	480,782
3.00% 3/20/52	1,082,696	956,825
3.00% 4/20/52	473,535	418,529
3.50% 4/20/45	43,868	40,545
3.50% 11/20/45	49,497	45,456
3.50% 1/20/46	29,552	27,269
3.50% 3/20/46	137,253	125,973
3.50% 4/20/46	83,966	77,479
3.50% 5/20/46	31,582	28,968
3.50% 6/20/46	54,176	49,990
3.50% 7/20/46	32,592	29,873
3.50% 9/20/46	11,920	10,995
3.50% 9/20/47	475,376	437,476
3.50% 10/20/47	75,531	68,522
3.50% 2/20/48	297,314	270,600
3.50% 9/20/48	1,302,753	1,196,140
3.50% 10/20/48	21,689	19,907
3.50% 11/20/48	268,288	246,232
3.50% 10/20/49	20,995	18,862
3.50% 2/20/50	24,578	22,095
3.50% 5/15/50	57,346	51,745
3.50% 3/20/52	81,292	71,875
3.50% 6/20/52	53,127	47,070
4.00% 10/20/44	6,301	6,050
4.00% 8/20/46	115,599	110,618
4.00% 2/20/47	44,878	42,640
4.00% 6/20/47	276,266	262,276
4.00% 9/20/47	175,481	166,541
4.00% 11/20/47	83,929	79,636
4.00% 12/20/47	42,264	40,097
4.00% 2/20/48	113,305	105,951
4.00% 3/20/48	381,140	361,564
4.00% 4/20/48	23,328	22,123
4.00% 5/20/48	42,129	39,956
4.00% 8/20/48	109,929	104,226
4.00% 9/20/48	27,503	26,104
4.00% 2/20/49	209,620	198,634
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.00% 3/20/49	63,952	$60,581
4.00% 4/20/49	52,741	49,925
4.00% 10/20/49	20,675	19,415
4.00% 11/20/49	141,161	132,601
4.00% 1/20/50	25,271	23,263
4.00% 2/20/50	121,416	114,879
4.00% 4/20/50	65,009	60,736
4.00% 6/20/52	142,815	133,614
4.00% 8/20/52	146,291	137,221
4.00% 10/20/52	296,995	280,016
4.50% 7/20/32	1,931	1,905
4.50% 6/20/34	370	365
4.50% 2/20/40	1,761	1,746
4.50% 8/20/45	2,441	2,398
4.50% 8/20/47	48,994	48,073
4.50% 4/20/48	78,874	77,293
4.50% 5/20/48	7,099	6,934
4.50% 6/20/48	104,092	101,901
4.50% 8/20/48	369,891	361,383
4.50% 10/20/48	72,681	71,153
4.50% 12/20/48	140,473	137,435
4.50% 1/20/49	149,899	146,778
4.50% 2/20/49	130,835	127,904
4.50% 3/20/49	275,692	269,192
4.50% 2/20/50	200,477	196,080
4.50% 3/20/50	25,439	24,855
4.50% 5/20/50	292,206	285,318
4.50% 11/20/50	137,769	134,917
4.50% 12/20/50	25,589	25,001
4.50% 8/20/52	221,944	214,087
4.50% 9/20/52	272,738	264,498
4.50% 11/20/52	73,671	71,322
5.00% 5/20/48	27,734	27,878
5.00% 6/20/48	20,798	20,829
5.00% 9/20/48	35,546	35,715
5.00% 10/20/48	148,219	148,877
5.00% 11/20/48	67,065	67,363
5.00% 12/20/48	97,445	97,810
5.00% 1/20/49	102,982	103,378
5.00% 4/20/49	62,131	62,516
5.00% 9/20/49	56,545	56,837
5.00% 11/20/49	36,693	36,883
5.00% 1/20/50	52,388	52,658
5.00% 8/20/52	1,507,130	1,500,135
5.00% 9/20/52	5,450,797	5,411,866
5.00% 10/20/52	207,121	205,682
5.00% 12/20/52	70,526	69,957
5.00% 1/20/53	212,766	211,906
5.00% 5/20/53	951,102	945,496
5.00% 8/20/53	880,777	876,099
5.50% 10/15/42	6,695,534	6,951,903
5.50% 11/20/52	123,315	125,028
5.50% 1/20/53	459,082	465,327
5.50% 2/20/53	250,933	254,031
5.50% 3/20/53	512,462	519,703
5.50% 4/20/53	5,599,628	5,577,159
5.50% 5/20/53	1,213,034	1,233,157
5.50% 7/20/53	9,465,360	9,594,007
5.50% 8/20/53	583,255	593,772
5.50% 2/20/54	10,498,030	10,672,753
6.00% 9/20/53	723,659	750,527
6.00% 1/20/54	1,686,803	1,759,061
6.00% 2/20/54	1,776,951	1,845,697
Government National Mortgage Association, TBA
2.00% 8/20/56	57,000,000	46,657,344
2.50% 8/20/56	89,000,000	75,938,554
3.00% 8/20/56	12,000,000	10,641,562
LVIP Franklin Templeton Core Bond Fund-8

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association, TBA (continued)
3.50% 8/20/56	34,000,000	$30,519,085
4.00% 8/20/56	25,000,000	23,220,802
4.50% 8/20/56	25,790,000	24,748,279
5.00% 8/20/56	36,800,000	36,240,149
5.50% 8/20/56	36,360,000	36,490,382
6.00% 8/20/56	51,300,000	52,279,611
6.50% 8/20/54	12,000,000	12,413,471
Uniform Mortgage-Backed Security, TBA
1.50% 8/1/41	26,500,000	23,615,783
2.00% 8/1/41	13,500,000	12,296,990
2.00% 8/1/56	184,360,000	147,141,442
2.50% 8/1/41	12,000,000	11,216,230
2.50% 8/1/56	135,800,000	113,414,217
4.00% 8/1/56	23,000,000	21,479,789
4.50% 8/1/56	88,000,000	84,229,062
5.00% 8/1/39	16,000,000	16,043,629
6.00% 8/1/56	167,000,000	170,174,107
6.50% 8/1/56	198,000,000	204,595,897
Total Agency Mortgage-Backed Securities (Cost $2,004,924,609)		1,964,815,634
CORPORATE BONDS–29.16%
Advertising–0.05%
Omnicom Group, Inc. 2.40% 3/1/31	3,200,000	2,868,768
		2,868,768
Aerospace & Defense–1.27%
BAE Systems PLC 5.30% 3/26/34	17,745,000	18,065,604
Boeing Co.
2.70% 2/1/27	210,000	207,708
3.25% 2/1/35	320,000	277,473
3.75% 2/1/50	30,000	21,888
5.15% 5/1/30	7,260,000	7,348,509
6.86% 5/1/54	22,621,000	25,423,111
6.88% 3/15/39	4,875,000	5,455,905
Honeywell Aerospace, Inc.
4.60% 3/16/33	2,450,000	2,404,662
4.95% 3/16/36	4,910,000	4,835,028
5.73% 3/16/56	2,785,000	2,784,868
5.85% 3/16/66	1,875,000	1,889,224
Howmet Aerospace, Inc.
4.55% 11/15/32	8,530,000	8,387,941
4.75% 4/15/36	3,830,000	3,726,746
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	137,457
Northrop Grumman Corp.
3.25% 1/15/28	160,000	157,224
5.25% 5/1/50	1,060,000	997,343
		82,120,691
Agriculture–0.84%
BAT Capital Corp.
3.56% 8/15/27	185,000	183,190
3.73% 9/25/40	180,000	145,027
4.39% 8/15/37	4,023,000	3,679,073
4.54% 8/15/47	270,000	222,579
4.63% 3/22/33	14,795,000	14,472,246
6.25% 8/15/55	130,000	133,058
7.08% 8/2/53	70,000	78,990
Bunge Ltd. Finance Corp. 4.20% 9/17/29	11,394,000	11,258,004
Imperial Brands Finance PLC 5.50% 7/7/36	6,000,000	5,962,718
Philip Morris International, Inc.
4.00% 10/29/30	18,000,000	17,534,417
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International, Inc. (continued)
4.50% 3/20/42	560,000	$493,032
5.25% 2/13/34	100,000	101,639
Reynolds American, Inc. 5.85% 8/15/45	50,000	49,248
		54,313,221
Airlines–0.11%
AS Mileage Plan IP Ltd. 5.02% 10/20/29	5,800,000	5,748,441
United Airlines, Inc. 4.63% 4/15/29	1,040,000	1,025,582
		6,774,023
Apparel–0.10%
Tapestry, Inc. 5.10% 3/11/30	6,500,000	6,549,299
		6,549,299
Auto Manufacturers–0.35%
Ford Motor Credit Co. LLC 5.80% 3/5/27	4,700,000	4,724,276
General Motors Co.
5.60% 10/15/32	70,000	71,644
6.75% 4/1/46	41,000	43,292
General Motors Financial Co., Inc.
4.20% 10/27/28	1,935,000	1,914,109
5.45% 9/6/34	2,985,000	2,990,389
5.63% 4/4/32	2,777,000	2,844,457
Hyundai Capital America
4.50% 9/18/30	1,870,000	1,836,426
5.00% 6/18/31	1,210,000	1,208,094
5.35% 3/19/29	6,700,000	6,792,585
		22,425,272
Banks–6.18%
μAustralia & New Zealand Banking Group Ltd. 2.57% 11/25/35	2,910,000	2,605,762
Banco Santander SA 6.92% 8/8/33	5,400,000	5,862,882
Bank of America Corp.
μ1.90% 7/23/31	410,000	365,680
μ2.57% 10/20/32	670,000	596,359
μ2.59% 4/29/31	240,000	221,460
μ2.97% 2/4/33	1,070,000	965,831
4.25% 10/22/26	810,000	810,057
μ5.16% 1/24/31	8,567,000	8,682,956
μ5.52% 10/25/35	23,067,000	23,173,646
μ5.82% 9/15/29	8,690,000	8,892,690
μ6.63% 5/1/30	4,781,000	4,929,111
μBank of Montreal 3.80% 12/15/32	70,000	68,906
μBank of Nova Scotia 4.59% 5/4/37	180,000	173,848
Banque Federative du Credit Mutuel SA 4.54% 1/15/31	5,040,000	4,956,768
μBarclays PLC 4.97% 5/16/29	450,000	451,816
μCaixaBank SA 4.89% 7/3/31	500,000	498,183
Citigroup, Inc.
μ2.52% 11/3/32	240,000	212,705
μ2.57% 6/3/31	1,010,000	928,037
μ3.79% 3/17/33	390,000	366,488
4.45% 9/29/27	2,380,000	2,376,145
μ4.50% 9/11/31	5,395,000	5,324,767
μ4.66% 5/24/28	90,000	90,071
4.75% 5/18/46	150,000	128,150
LVIP Franklin Templeton Core Bond Fund-9

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
μ4.91% 5/24/33	620,000	$616,835
μ6.02% 1/24/36	5,612,000	5,780,408
6.13% 8/25/36	250,000	261,331
μ6.63% 2/15/31	5,035,000	5,129,643
μ6.75% 2/15/30	6,946,000	7,042,959
μ7.00% 8/15/34	4,110,000	4,287,207
8.13% 7/15/39	10,000	12,513
Commonwealth Bank of Australia
2.69% 3/11/31	3,200,000	2,893,763
5.84% 3/13/34	3,200,000	3,293,602
μCredit Agricole SA
4.82% 9/25/33	410,000	401,896
5.22% 5/27/31	5,754,000	5,800,728
μDeutsche Bank AG
5.30% 5/9/31	5,544,000	5,601,973
6.72% 1/18/29	5,422,000	5,584,889
6.82% 11/20/29	6,519,000	6,819,195
7.15% 7/13/27	5,037,000	5,041,124
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	950,000	845,455
μ2.91% 7/21/42	180,000	130,225
μ3.21% 4/22/42	80,000	60,437
μ3.62% 3/15/28	90,000	89,409
μ3.69% 6/5/28	720,000	713,873
μ4.22% 5/1/29	560,000	555,136
μ5.02% 10/23/35	9,348,000	9,182,229
μ5.07% 1/21/37	2,535,000	2,475,050
μ5.09% 4/20/34	2,065,000	2,056,717
5.15% 5/22/45	190,000	173,147
μ5.22% 4/23/31	8,731,000	8,818,013
μ5.43% 6/3/37	2,535,000	2,543,709
6.25% 2/1/41	400,000	425,913
μ6.48% 10/24/29	8,074,000	8,375,223
6.75% 10/1/37	180,000	196,297
JPMorgan Chase & Co.
μ2.52% 4/22/31	970,000	894,155
μ2.55% 11/8/32	1,040,000	924,907
3.63% 12/1/27	130,000	128,511
μ4.20% 7/23/29	290,000	287,517
4.25% 10/1/27	1,148,000	1,146,685
μ5.01% 1/23/30	6,455,000	6,498,723
μ5.10% 4/22/31	7,895,000	7,984,146
μ5.14% 1/24/31	26,673,000	26,972,939
μ5.57% 4/22/28	6,940,000	6,997,857
μ5.57% 4/22/36	10,320,000	10,609,352
μ5.58% 7/23/36	6,605,000	6,705,348
μ6.25% 10/23/34	4,064,000	4,349,690
μMorgan Stanley
2.48% 9/16/36	19,146,000	16,608,938
2.70% 1/22/31	540,000	501,454
3.62% 4/1/31	1,110,000	1,063,013
3.77% 1/24/29	390,000	384,699
4.43% 1/23/30	20,000	19,817
4.49% 1/16/32	3,775,000	3,701,622
4.71% 3/12/32	5,190,000	5,125,863
5.07% 1/30/37	3,905,000	3,818,815
5.16% 4/20/29	11,755,000	11,847,654
5.19% 4/17/31	1,388,000	1,402,623
5.32% 7/19/35	680,000	683,274
5.47% 1/18/35	160,000	162,429
5.66% 4/17/36	5,023,000	5,156,568
5.83% 4/19/35	13,390,000	13,891,629
6.30% 10/18/28	11,176,000	11,413,672
6.41% 11/1/29	7,055,000	7,303,555
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMorgan Stanley Private Bank NA 4.73% 7/18/31	4,472,000	$4,451,827
μNatWest Group PLC 4.89% 5/18/29	200,000	200,542
μPNC Financial Services Group, Inc.
4.90% 5/13/31	3,557,000	3,576,244
5.68% 1/22/35	4,841,000	4,988,681
6.88% 10/20/34	7,074,000	7,809,884
Toronto-Dominion Bank
4.46% 6/8/32	170,000	167,107
μ8.13% 10/31/82	2,200,000	2,274,408
μTruist Bank 4.63% 9/17/29	20,396,000	20,250,781
μU.S. Bancorp 5.68% 1/23/35	5,083,000	5,248,167
μUBS Group AG
4.19% 4/1/31	400,000	390,509
4.75% 5/12/28	410,000	410,828
Wells Fargo & Co.
μ2.88% 10/30/30	430,000	404,771
μ3.35% 3/2/33	640,000	588,317
4.15% 1/24/29	410,000	406,181
4.40% 6/14/46	610,000	494,760
μ4.48% 4/4/31	390,000	385,797
4.65% 11/4/44	10,000	8,505
4.75% 12/7/46	580,000	493,767
4.90% 11/17/45	360,000	314,838
μ5.15% 4/23/31	7,069,000	7,143,201
μ5.24% 1/24/31	5,156,000	5,226,430
μ5.61% 4/23/36	9,622,000	9,862,748
		399,574,965
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	750,000	683,267
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	510,000	501,009
Keurig Dr. Pepper, Inc. 5.30% 3/15/34	3,185,000	3,193,101
		4,377,377
Biotechnology–0.58%
Amgen, Inc.
5.25% 3/2/30	5,810,000	5,919,716
5.25% 3/2/33	3,610,000	3,673,507
Biogen, Inc. 2.25% 5/1/30	8,600,000	7,850,424
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	6,500,000	5,748,544
Royalty Pharma PLC
1.75% 9/2/27	6,297,000	6,099,218
2.20% 9/2/30	5,800,000	5,241,153
5.20% 9/25/35	2,775,000	2,749,433
		37,281,995
Building Materials–0.04%
Carlisle Cos., Inc. 5.25% 9/15/35	2,735,000	2,727,411
		2,727,411
Chemicals–0.02%
Equate Petrochemical Co. KSCC 4.25% 11/3/26	510,000	508,164
MEGlobal BV 2.63% 4/28/28	770,000	732,863
		1,241,027
LVIP Franklin Templeton Core Bond Fund-10

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.01%
DP World Ltd. 5.63% 9/25/48	770,000	$713,316
		713,316
Computers–0.54%
Dell International LLC/EMC Corp.
4.75% 7/15/31	1,355,000	1,346,835
5.25% 2/15/37	5,340,000	5,256,894
Hewlett Packard Enterprise Co. 4.55% 10/15/29	6,500,000	6,461,676
Leidos, Inc.
5.40% 3/15/32	9,078,000	9,194,221
5.50% 3/15/35	12,362,000	12,473,150
		34,732,776
Cosmetics & Personal Care–0.07%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	248,167
3.63% 3/24/32	250,000	234,178
Kenvue, Inc. 4.90% 3/22/33	4,150,000	4,165,890
		4,648,235
Diversified Financial Services–2.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	6,900,000	6,857,840
3.00% 10/29/28	19,734,000	18,995,305
4.13% 2/28/29	1,370,000	1,350,136
5.00% 11/15/35	160,000	155,551
5.10% 1/19/29	3,836,000	3,871,767
Aircastle Ltd. 6.50% 7/18/28	5,810,000	5,980,629
Ally Financial, Inc. 8.00% 11/1/31	5,810,000	6,470,816
Aviation Capital Group LLC
3.50% 11/1/27	14,504,000	14,264,366
4.80% 10/24/30	14,878,000	14,731,672
5.38% 7/15/29	6,398,000	6,472,524
Avolon Holdings Funding Ltd.
4.95% 10/15/32	10,000,000	9,758,475
5.75% 11/15/29	5,800,000	5,930,126
μCapital One Financial Corp. 4.49% 9/11/31	6,490,000	6,367,948
CI Financial Corp. 7.50% 5/30/29	560,000	586,855
Jane Street Group/JSG Finance, Inc. 4.50% 11/15/29	5,800,000	5,653,194
Jefferies Financial Group, Inc. 4.50% 9/15/26	8,450,000	8,443,830
LPL Holdings, Inc. 5.20% 3/15/30	8,800,000	8,857,583
Macquarie Airfinance Holdings Ltd. 6.40% 3/26/29	8,800,000	9,058,258
Sumisho Air Lease Corp.
3.00% 2/1/30	8,421,000	7,881,466
μ4.13% 12/15/26	4,377,000	4,285,500
4.63% 10/1/28	3,017,000	3,006,821
5.10% 3/1/29	2,182,000	2,195,891
5.30% 2/1/28	180,000	181,548
		151,358,101
Electric–2.90%
AEP Texas, Inc.
3.45% 1/15/50	1,649,000	1,128,258
4.15% 5/1/49	1,397,000	1,070,835
5.40% 6/1/33	2,306,000	2,343,846
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Alexander Funding Trust II 7.47% 7/31/28	5,800,000	$6,054,265
μAmerican Electric Power Co., Inc.
5.80% 3/15/56	7,975,000	7,931,216
6.05% 3/15/56	2,660,000	2,645,038
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	71,577
Appalachian Power Co. 3.70% 5/1/50	2,201,000	1,582,579
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	68,494
Comision Federal de Electricidad 3.88% 7/26/33	1,220,000	1,056,711
Constellation Energy Generation LLC
4.40% 1/15/31	2,755,000	2,708,434
5.75% 3/15/54	7,357,000	7,248,331
μDominion Energy, Inc.
6.20% 2/15/56	3,855,000	3,867,174
6.63% 5/15/55	5,046,000	5,204,132
DTE Electric Co.
4.85% 3/1/36	3,480,000	3,401,194
5.25% 5/15/35	1,195,000	1,208,830
DTE Energy Co. 5.10% 3/1/29	6,466,000	6,539,283
Duke Energy Carolinas LLC 4.95% 1/15/33	25,751,000	25,919,032
ENEL Finance International NV 4.38% 9/30/30	6,685,000	6,567,415
Exelon Corp. 5.45% 3/15/34	12,010,000	12,247,277
Florida Power & Light Co. 5.70% 3/15/55	240,000	239,268
Georgia Power Co. 5.20% 3/15/35	210,000	212,525
MidAmerican Energy Co. 3.65% 4/15/29	260,000	254,199
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	6,699,000	6,352,407
μ6.00% 10/1/56	3,040,000	3,038,492
μ6.50% 8/15/55	2,923,000	3,000,270
Northern States Power Co. 5.05% 5/15/35	3,200,000	3,211,201
NRG Energy, Inc. 5.41% 10/15/35	210,000	206,404
Oncor Electric Delivery Co. LLC
5.35% 4/1/35	120,000	122,073
5.80% 4/1/55	150,000	150,272
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	48,680
2.50% 2/1/31	110,000	98,689
3.30% 8/1/40	230,000	172,406
3.50% 8/1/50	50,000	33,356
5.05% 11/15/31	1,930,000	1,928,178
5.05% 10/15/32	350,000	347,859
5.20% 5/1/36	1,895,000	1,840,585
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	308,095
5.45% 5/21/28	200,000	201,167
6.15% 5/21/48	890,000	850,984
Southern Power Co.
4.25% 10/1/30	2,525,000	2,480,370
LVIP Franklin Templeton Core Bond Fund-11

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern Power Co. (continued)
4.90% 10/1/35	4,550,000	$4,414,316
Southwestern Electric Power Co. 4.10% 9/15/28	16,298,000	16,102,138
Virginia Electric & Power Co.
4.90% 9/15/35	3,250,000	3,181,227
4.95% 3/15/36	7,265,000	7,110,874
Vistra Operations Co. LLC
4.60% 10/15/30	3,425,000	3,369,601
5.25% 10/15/35	2,485,000	2,416,933
6.00% 4/15/34	2,790,000	2,872,029
6.95% 10/15/33	16,079,000	17,496,074
Xcel Energy, Inc. 5.60% 4/15/35	6,500,000	6,622,183
		187,546,776
Electronics–0.19%
Amphenol Corp.
2.20% 9/15/31	6,553,000	5,797,277
4.40% 2/15/33	6,535,000	6,354,212
		12,151,489
Entertainment–0.04%
Flutter Treasury DAC 5.88% 6/4/31	2,540,000	2,531,288
		2,531,288
Environmental Control–0.17%
Waste Connections, Inc.
4.80% 7/15/36	4,610,000	4,485,932
5.00% 3/1/34	6,740,000	6,743,305
		11,229,237
Food–1.09%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50% 1/15/36	2,957,000	2,952,700
5.63% 3/10/37	4,517,000	4,498,164
6.25% 3/1/56	5,804,000	5,685,275
6.40% 5/10/57	1,185,000	1,182,124
Kraft Heinz Foods Co.
4.63% 10/1/39	1,975,000	1,761,629
5.00% 6/4/42	7,427,000	6,654,370
6.88% 1/26/39	1,975,000	2,164,446
Kroger Co. 5.00% 9/15/34	220,000	217,094
Mars, Inc.
2.38% 7/16/40	300,000	212,743
4.80% 3/1/30	8,855,000	8,881,377
5.00% 3/1/32	25,000	25,176
5.20% 3/1/35	8,010,000	8,041,850
5.65% 5/1/45	5,206,000	5,172,838
5.70% 5/1/55	16,298,000	16,056,248
Pilgrim's Pride Corp. 3.50% 3/1/32	3,200,000	2,917,205
Sysco Corp. 5.10% 9/23/30	4,210,000	4,250,253
		70,673,492
Forest Products & Paper–0.13%
Georgia-Pacific LLC 4.90% 5/15/33	8,215,000	8,171,391
		8,171,391
Gas–0.11%
CenterPoint Energy Resources Corp. 5.40% 7/1/34	3,200,000	3,252,706
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
NiSource, Inc. 5.20% 7/1/29	3,600,000	$3,655,932
		6,908,638
Health Care Products–0.36%
GE HealthCare Technologies, Inc.
4.80% 1/15/31	2,941,000	2,944,077
5.50% 6/15/35	2,882,000	2,929,504
Medline Borrower LP 3.88% 4/1/29	8,250,000	8,011,897
Medline Borrower LP/Medline Co-Issuer, Inc. 5.25% 6/15/33	4,175,000	4,150,256
Thermo Fisher Scientific, Inc. 4.90% 2/12/36	3,305,000	3,266,115
VSP Optical Group, Inc.
5.40% 6/1/33	1,125,000	1,127,839
5.65% 6/1/36	625,000	627,951
		23,057,639
Health Care Services–0.47%
HCA, Inc.
4.60% 11/15/32	3,270,000	3,184,880
5.45% 9/15/34	9,458,000	9,559,551
Horseshoe Funding Trust I 6.06% 2/15/36	3,825,000	3,885,277
Humana, Inc.
3.13% 8/15/29	260,000	248,231
3.70% 3/23/29	420,000	409,264
3.95% 3/15/27	290,000	288,900
5.38% 4/15/31	2,700,000	2,736,449
μ6.63% 9/15/56	5,010,000	4,994,950
Icon Investments Six DAC 5.85% 5/8/29	4,401,000	4,496,933
UnitedHealth Group, Inc.
2.90% 5/15/50	120,000	76,604
3.13% 5/15/60	20,000	12,126
3.70% 8/15/49	560,000	413,285
3.88% 12/15/28	70,000	69,048
3.88% 8/15/59	160,000	114,413
4.25% 6/15/48	50,000	40,618
4.45% 12/15/48	40,000	33,380
		30,563,909
Insurance–1.04%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	11,471,000	7,078,218
5.00% 9/12/32	11,257,000	11,303,160
Aon North America, Inc.
5.30% 3/1/31	4,626,000	4,707,889
5.45% 3/1/34	540,000	550,900
5.75% 3/1/54	1,740,000	1,707,058
Arthur J Gallagher & Co. 4.85% 12/15/29	3,300,000	3,324,095
Athene Global Funding 5.54% 8/22/35	4,200,000	4,134,022
Athene Holding Ltd.
μ6.63% 10/15/54	5,539,000	5,322,328
6.63% 5/19/55	5,790,000	5,630,198
μ6.88% 6/28/55	5,279,000	5,068,900
Brown & Brown, Inc. 4.90% 6/23/30	11,700,000	11,680,388
CNA Financial Corp. 5.13% 2/15/34	3,200,000	3,166,473
LVIP Franklin Templeton Core Bond Fund-12

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Corebridge Financial, Inc. 3.85% 4/5/29	3,200,000	$3,127,402
MetLife, Inc. 6.40% 12/15/66	380,000	387,177
		67,188,208
Internet–0.54%
Airbnb, Inc.
4.65% 3/16/31	2,975,000	2,955,816
5.25% 3/16/36	1,475,000	1,468,891
Alphabet, Inc.
5.25% 5/15/55	140,000	130,921
5.30% 5/15/65	150,000	137,565
Amazon.com, Inc.
4.55% 3/13/33	2,985,000	2,936,372
4.88% 3/13/36	4,420,000	4,351,061
5.80% 3/13/56	630,000	625,981
6.05% 3/13/76	3,975,000	3,962,985
Beignet Investor LLC 6.58% 5/30/49	4,937,000	5,036,494
Meta Platforms, Inc.
3.85% 8/15/32	6,252,000	5,916,108
5.25% 5/15/36	4,155,000	4,125,672
6.30% 5/15/56	2,955,000	2,941,462
		34,589,328
Leisure Time–0.39%
Brunswick Corp. 5.85% 3/18/29	6,500,000	6,649,798
Carnival Corp. Ltd.
5.13% 5/1/29	7,960,000	7,947,684
5.75% 3/15/30	8,800,000	8,908,574
5.75% 8/1/32	1,635,000	1,650,970
		25,157,026
Lodging–0.19%
Hyatt Hotels Corp. 5.25% 6/30/29	7,000,000	7,105,677
Las Vegas Sands Corp.
5.63% 6/15/28	630,000	637,517
6.00% 8/15/29	140,000	143,685
6.00% 6/14/30	110,000	113,079
Marriott International, Inc. 4.50% 5/1/33	4,035,000	3,905,676
Sands China Ltd. 4.38% 6/18/30	600,000	581,001
		12,486,635
Machinery Construction & Mining–0.34%
Caterpillar, Inc. 5.20% 5/15/35	7,092,000	7,233,880
Vertiv Group Corp. 4.13% 11/15/28	7,417,000	7,343,778
Vertiv Holdings Co.
4.85% 3/15/36	5,971,000	5,799,193
5.80% 3/15/56	1,415,000	1,392,682
		21,769,533
Machinery Diversified–0.07%
Regal Rexnord Corp. 6.40% 4/15/33	4,511,000	4,787,846
		4,787,846
Media–0.51%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 6/1/41	3,245,000	2,271,837
3.50% 3/1/42	90,000	62,165
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
3.85% 4/1/61	6,859,000	$4,027,993
4.20% 3/15/28	420,000	414,486
4.40% 4/1/33	540,000	497,210
4.80% 3/1/50	230,000	171,558
5.05% 3/30/29	410,000	408,439
5.13% 7/1/49	370,000	285,568
5.38% 4/1/38	400,000	358,312
5.38% 5/1/47	200,000	161,879
5.50% 4/1/63	150,000	115,016
6.48% 10/23/45	290,000	265,853
6.55% 6/1/34	120,000	122,502
Space Exploration Technologies Corp. 5.35% 7/15/31	4,615,000	4,602,977
Time Warner Cable LLC
6.55% 5/1/37	60,000	59,477
6.75% 6/15/39	5,494,000	5,377,488
7.30% 7/1/38	13,600,000	13,987,126
		33,189,886
Mining–0.17%
Anglo American Capital PLC 5.00% 3/21/33	5,125,000	5,084,642
Glencore Funding LLC
3.88% 10/27/27	30,000	29,746
4.00% 3/27/27	130,000	129,555
5.51% 4/1/36	5,200,000	5,230,582
5.67% 4/1/35	480,000	492,015
6.14% 4/1/55	210,000	215,932
		11,182,472
Miscellaneous Manufacturing–0.08%
Eaton Corp. 4.50% 3/6/33	5,510,000	5,393,805
		5,393,805
Office Business Equipment–0.18%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	11,949,000	11,481,456
		11,481,456
Oil & Gas–0.34%
Ecopetrol SA 5.88% 5/28/45	970,000	801,180
Eni SpA 5.25% 5/18/36	6,980,000	6,864,305
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00% 2/1/31	3,306,000	3,202,329
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	252,308
5.75% 4/19/47	794,000	756,011
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	197,618
4.20% 3/15/48	40,000	31,856
4.40% 4/15/46	90,000	75,555
4.50% 7/15/44	560,000	462,829
Petroleos Mexicanos 6.75% 9/21/47	4,103,000	3,512,004
Viper Energy Partners LLC
4.90% 8/1/30	1,945,000	1,938,539
5.70% 8/1/35	200,000	203,186
Woodside Finance Ltd. 6.00% 5/19/35	3,367,000	3,497,388
		21,795,108
LVIP Franklin Templeton Core Bond Fund-13

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.05%
AptarGroup, Inc. 4.75% 3/30/31	3,325,000	$3,293,362
		3,293,362
Pharmaceuticals–0.90%
AbbVie, Inc.
3.20% 11/21/29	1,200,000	1,149,049
4.25% 11/21/49	380,000	310,209
4.40% 3/15/33	3,695,000	3,615,425
4.55% 3/15/35	20,000	19,397
4.75% 3/15/36	1,270,000	1,242,500
4.88% 11/14/48	30,000	26,959
Bristol-Myers Squibb Co. 5.55% 2/22/54	10,000	9,766
CVS Health Corp.
1.88% 2/28/31	2,440,000	2,140,136
2.13% 9/15/31	180,000	157,378
3.75% 4/1/30	230,000	222,390
4.13% 4/1/40	30,000	25,581
4.30% 3/25/28	392,000	389,912
4.78% 3/25/38	3,000,000	2,812,679
5.13% 7/20/45	270,000	244,535
5.40% 6/1/29	3,000,000	3,065,289
μ7.00% 3/10/55	6,425,000	6,670,448
Merck & Co., Inc.
2.75% 12/10/51	50,000	30,672
4.45% 12/4/32	1,745,000	1,717,533
4.75% 12/4/35	2,815,000	2,758,316
5.20% 5/22/36	4,200,000	4,252,090
Novartis Capital Corp.
4.10% 11/5/30	12,440,000	12,221,748
4.60% 3/18/33	3,320,000	3,289,452
4.90% 3/18/36	4,095,000	4,069,666
5.70% 3/18/56	2,185,000	2,226,538
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/46	6,850,000	5,287,338
		57,955,006
Pipelines–1.41%
Cheniere Energy Partners LP
4.50% 10/1/29	3,200,000	3,178,685
5.55% 10/30/35	220,000	223,476
Cheniere Energy, Inc. 5.20% 7/30/36	1,055,000	1,038,789
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	220,000	225,590
Columbia Pipelines Operating Co. LLC 5.93% 8/15/30	3,200,000	3,323,376
Eastern Energy Gas Holdings LLC
5.65% 10/15/54	1,700,000	1,626,709
5.80% 1/15/35	4,330,000	4,477,928
Energy Transfer LP
3.75% 5/15/30	1,240,000	1,194,117
4.95% 6/15/28	80,000	80,416
5.25% 4/15/29	250,000	253,337
5.40% 10/1/47	210,000	190,422
5.50% 6/1/27	170,000	171,116
5.55% 5/15/34	210,000	213,325
6.10% 12/1/28	5,955,000	6,142,115
6.25% 4/15/49	410,000	408,998
μ6.50% 11/15/26	14,595,000	14,602,531
MPLX LP
4.50% 4/15/38	230,000	208,310
4.80% 2/15/29	310,000	310,667
5.20% 3/1/47	100,000	90,253
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX LP (continued)
5.20% 12/1/47	50,000	$44,786
ONEOK, Inc.
5.05% 11/1/34	2,703,000	2,643,790
5.55% 11/1/26	100,000	100,323
5.70% 11/1/54	4,421,000	4,104,046
5.80% 11/1/30	160,000	165,574
6.63% 9/1/53	140,000	146,735
South Bow USA Infrastructure Holdings LLC 5.03% 10/1/29	6,800,000	6,823,293
Targa Resources Corp.
4.35% 4/15/31	3,225,000	3,150,515
4.95% 4/15/52	70,000	60,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	10,782,000	10,772,943
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	12,998,000	12,175,062
Transcontinental Gas Pipe Line Co. LLC 5.10% 3/15/36	3,610,000	3,573,852
Venture Global Calcasieu Pass LLC
3.88% 11/1/33	6,969,000	6,212,787
6.00% 5/1/36	2,500,000	2,526,982
Williams Cos., Inc.
4.85% 3/1/48	50,000	43,356
4.90% 1/15/45	270,000	238,699
5.10% 9/15/45	190,000	172,871
5.15% 3/15/34	380,000	379,673
8.75% 3/15/32	120,000	142,059
		91,437,556
Real Estate Investment Trusts–0.69%
American Tower Corp.
2.90% 1/15/30	8,800,000	8,266,791
4.70% 12/15/32	2,190,000	2,154,384
4.90% 3/15/30	980,000	984,544
Crown Castle, Inc. 4.90% 9/1/29	8,800,000	8,830,930
Extra Space Storage LP 5.40% 2/1/34	10,576,000	10,689,084
VICI Properties LP
4.95% 2/15/30	7,877,000	7,855,391
5.63% 4/1/35	3,192,000	3,193,352
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	2,690,000	2,640,324
		44,614,800
Retail–0.37%
7-Eleven, Inc.
1.30% 2/10/28	6,500,000	6,174,007
1.80% 2/10/31	6,500,000	5,656,227
Dick's Sporting Goods, Inc.
3.15% 1/15/32	3,200,000	2,921,839
4.10% 1/15/52	3,200,000	2,328,364
Home Depot, Inc.
3.30% 4/15/40	160,000	128,326
3.35% 4/15/50	210,000	146,236
3.90% 6/15/47	30,000	23,529
4.95% 6/25/34	6,238,000	6,258,914
McDonald's Corp.
3.63% 9/1/49	30,000	21,881
4.20% 4/1/50	160,000	128,133
4.88% 12/9/45	330,000	298,125
		24,085,581
LVIP Franklin Templeton Core Bond Fund-14

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–1.04%
Broadcom, Inc.
3.14% 11/15/35	383,000	$325,343
3.19% 11/15/36	8,000	6,703
4.15% 11/15/30	72,000	70,483
4.80% 2/15/36	220,000	213,498
4.90% 7/15/32	3,019,000	3,028,876
4.95% 1/15/36	3,050,000	2,995,707
5.20% 7/15/35	3,818,000	3,830,834
5.70% 1/15/56	450,000	446,499
Foundry JV Holdco LLC
5.88% 1/25/34	300,000	304,816
5.90% 1/25/30	460,000	474,594
6.10% 1/25/36	7,202,000	7,592,474
6.15% 1/25/32	2,230,000	2,339,046
6.25% 1/25/35	4,000,000	4,245,894
6.40% 1/25/38	3,335,000	3,566,489
Intel Corp.
3.05% 8/12/51	60,000	37,536
4.75% 3/25/50	200,000	166,169
5.13% 2/10/30	170,000	172,055
5.30% 5/15/36	2,996,404	2,981,414
6.13% 5/15/56	1,872,406	1,869,915
Marvell Technology, Inc.
4.75% 7/15/30	6,500,000	6,485,487
5.30% 4/15/36	4,305,000	4,283,166
NVIDIA Corp.
4.75% 6/15/33	5,180,000	5,165,182
4.95% 6/15/36	5,180,000	5,134,583
5.55% 6/15/46	7,000,000	6,948,001
5.63% 6/15/56	4,665,000	4,630,503
		67,315,267
Software–0.85%
MSCI, Inc. 3.63% 9/1/30	8,800,000	8,324,699
Oracle Corp.
2.95% 4/1/30	40,000	36,817
3.60% 4/1/50	90,000	54,730
3.90% 5/15/35	3,525,000	2,990,584
4.45% 9/26/30	3,530,000	3,407,742
4.65% 5/6/30	170,000	166,709
4.80% 9/26/32	5,015,000	4,771,829
4.95% 2/4/31	3,020,000	2,956,676
5.20% 9/26/35	130,000	121,707
5.38% 9/27/54	330,000	258,808
5.70% 2/4/36	3,345,000	3,239,481
5.88% 9/26/45	340,000	297,627
5.95% 9/26/55	270,000	229,451
6.70% 2/4/56	2,170,000	2,042,427
Paychex, Inc. 5.10% 4/15/30	6,500,000	6,555,959
Salesforce, Inc. 5.20% 3/15/33	6,500,000	6,511,428
Synopsys, Inc.
4.85% 4/1/30	160,000	160,268
5.00% 4/1/32	130,000	130,228
5.15% 4/1/35	8,274,000	8,226,717
5.70% 4/1/55	4,398,000	4,265,120
		54,749,007
Telecommunications–1.71%
AT&T, Inc.
2.55% 12/1/33	340,000	285,567
3.50% 9/15/53	15,749,000	10,223,906
3.55% 9/15/55	408,000	262,729
3.65% 9/15/59	50,000	31,956
4.35% 6/15/45	58,000	46,584
5.13% 4/30/36	3,195,000	3,131,162
6.05% 8/15/56	2,781,000	2,700,422
6.20% 10/30/56	2,500,000	2,471,218
6.30% 1/15/38	4,110,000	4,310,318
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Beacon Point DC LLC 6.13% 11/30/42	2,865,000	$2,889,606
Cipher Compute LLC 7.13% 11/15/30	14,836,000	15,422,357
Motorola Solutions, Inc.
2.30% 11/15/30	7,000,000	6,314,402
5.40% 4/15/34	1,485,000	1,503,347
Rogers Communications, Inc.
5.30% 2/15/34	10,060,000	9,972,556
μ7.13% 4/15/55	5,800,000	5,958,965
Sprint Capital Corp. 6.88% 11/15/28	8,800,000	9,219,372
SV RNO Property Owner 1 LLC 5.88% 3/1/31	4,335,000	4,272,504
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	193,104
2.55% 2/15/31	130,000	117,956
3.88% 4/15/30	1,910,000	1,850,743
5.00% 2/15/36	6,100,000	5,967,127
5.13% 5/15/32	2,471,000	2,496,522
5.15% 4/15/34	190,000	190,351
5.75% 1/15/34	3,046,000	3,154,023
Verizon Communications, Inc.
4.40% 11/1/34	220,000	208,557
4.50% 8/10/33	840,000	811,919
4.78% 2/15/35	296,000	286,318
5.25% 4/2/35	9,955,000	9,952,265
5.88% 11/30/55	2,240,000	2,173,199
μ6.05% 5/14/58	4,355,000	4,395,223
		110,814,278
Transportation–0.05%
Burlington Northern Santa Fe LLC 5.55% 3/15/56	3,195,000	3,129,039
Union Pacific Corp.
3.75% 2/5/70	220,000	149,986
3.84% 3/20/60	90,000	64,875
		3,343,900
Trucking & Leasing–0.15%
SMBC Aviation Capital Finance DAC
5.10% 4/1/30	3,200,000	3,215,262
5.30% 4/3/29	6,500,000	6,577,831
		9,793,093
Water–0.06%
Essential Utilities, Inc. 5.13% 3/15/36	4,220,000	4,159,959
		4,159,959
Total Corporate Bonds (Cost $1,905,265,360)		1,885,123,448
MUNICIPAL BONDS–0.98%
California Health Facilities Financing Authority 4.19% 6/1/37	7,110,000	6,643,414
City of Orange 2.65% 6/1/34	3,210,000	2,738,742
City of Pomona Series BJ 3.72% 8/1/40	1,960,000	1,664,360
^County of Fresno Series A 0.00% 8/15/32	4,220,000	3,158,495
County of Tulare 4.45% 6/1/37	6,125,000	5,811,361
Georgia Higher Education Facilities Authority Series A 5.27% 1/1/40	1,515,000	1,518,602
LVIP Franklin Templeton Core Bond Fund-15

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
JobsOhio Beverage System Series A 2.83% 1/1/38	3,900,000	$3,282,701
New Jersey Transportation Trust Fund Authority Series B 6.56% 12/15/40	1,300,000	1,424,307
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-2 4.66% 2/1/36	4,755,000	4,646,008
Pennsylvania Economic Development Financing Authority 5.69% 6/1/54	4,570,000	4,580,519
Redevelopment Authority of the City of Philadelphia Series A 5.00% 11/1/38	7,145,000	7,045,714
State Board of Administration Finance Corp. Series A 5.53% 7/1/34	6,250,000	6,499,139
State of California 4.35% 11/1/32	8,820,000	8,723,640
State of Illinois Series A 4.95% 4/1/33	5,890,000	5,907,912
Total Municipal Bonds (Cost $64,991,736)		63,644,914
NON-AGENCY ASSET-BACKED SECURITIES–7.73%
•AIMCO CLO 15 Ltd. Series 2021-15A Class AR 4.88% (3 mo. USD Term SOFR + 1.20%) 4/17/38	1,070,000	1,070,417
•Apex Credit CLO LLC Series 2021-2A Class A1AR 4.86% (3 mo. USD Term SOFR + 1.18%) 10/20/34	25,824,000	25,816,356
•Apidos Loan Fund Ltd. Series 2024-1A Class A1R 4.92% (3 mo. USD Term SOFR + 1.25%) 10/25/38	1,490,000	1,492,600
•ARES LXIX CLO Ltd. Series 2024-69A Class A1R 4.89% (3 mo. USD Term SOFR + 1.25%) 4/15/36	23,000,000	23,012,328
•ARES LXV CLO Ltd. Series 2022-65A Class A1R 4.79% (3 mo. USD Term SOFR + 1.12%) 7/25/34	29,000,000	28,992,286
•ARES XLIV CLO Ltd. Series 2017-44A Class A1RR 4.80% (3 mo. USD Term SOFR + 1.13%) 4/15/34	740,000	740,328
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A Class A 5.36% 6/20/30	500,000	507,576
Series 2025-4A Class A 4.40% 2/20/32	260,000	254,576
•Battery Park CLO Ltd. Series 2019-1A Class AR 5.07% (3 mo. USD Term SOFR + 1.40%) 7/15/36	370,000	370,090
•Birch Grove CLO 4 Ltd. Series 2022-4A Class A1R 5.15% (3 mo. USD Term SOFR + 1.48%) 7/15/37	410,000	410,292
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Black Diamond CLO Ltd. Series 2024-1A Class A1 5.32% (3 mo. USD Term SOFR + 1.65%) 10/25/37	1,360,000	$1,362,097
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	173,297	164,343
•BlueMountain CLO XXX Ltd. Series 2020-30A Class AR2 4.82% (3 mo. USD Term SOFR + 1.15%) 4/15/35	860,000	860,008
•BRAVO Residential Funding Trust Series 2025-HE1 Class A1 4.98% (30 day USD SOFR Average + 1.35%) 9/25/72	6,086,046	6,100,199
•Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2 4.75% (3 mo. USD Term SOFR + 1.08%) 1/25/35	27,000,000	27,017,739
CarMax Auto Owner Trust Series 2026-2 Class A3 4.22% 6/16/31	4,095,000	4,070,767
•CarVal CLO XI C Ltd. Series 2024-3A Class A1 5.07% (3 mo. USD Term SOFR + 1.39%) 10/20/37	970,000	971,708
Chase Auto Owner Trust Series 2026-1A Class A3 4.53% 6/25/31	2,197,000	2,199,471
•CIFC Funding Ltd.
Series 2018-1A Class A1R 5.00% (3 mo. USD Term SOFR + 1.32%) 1/18/38	440,000	441,077
Series 2021-7A Class AR 4.76% (3 mo. USD Term SOFR + 1.09%) 1/23/35	24,382,000	24,371,345
Series 2022-4A Class BR 5.23% (3 mo. USD Term SOFR + 1.55%) 7/16/35	4,700,000	4,700,578
CLI Funding IX LLC Series 2024-1A Class A 5.63% 7/20/49	584,034	588,525
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	24,025,000	23,648,314
DLLMT LLC Series 2024-1A Class A4 4.98% 4/20/32	320,000	322,242
Driven Brands Funding LLC
Series 2024-1A Class A2 6.37% 10/20/54	835,125	839,618
Series 2025-1A Class A2 5.30% 10/20/55	258,700	250,304
•Elevation CLO Ltd. Series 2025-18A Class A1 4.92% (3 mo. USD Term SOFR + 1.24%) 3/28/38	650,000	650,723
•Elmwood CLO 16 Ltd. Series 2022-3A Class BRR 5.13% (3 mo. USD Term SOFR + 1.45%) 4/20/37	5,925,000	5,925,385
•Elmwood CLO I Ltd. Series 2019-1A Class A1R3 4.80% (3 mo. USD Term SOFR + 1.12%) 4/20/37	670,000	668,832
LVIP Franklin Templeton Core Bond Fund-16

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
FIGRE Trust
φSeries 2025-FL2 Class A1 5.05% 11/25/55	2,068,390	$2,050,370
•Series 2025-HE5 Class A 5.29% 8/25/55	3,133,040	3,114,963
Ford Credit Auto Owner Trust
Series 2024-B Class A3 5.10% 4/15/29	10,083,829	10,140,040
•Series 2026-A Class A2B 4.02% (30 day USD SOFR Average + 0.43%) 1/15/29	3,619,000	3,623,890
GGAM Master Trust International Ltd. Series 2025-1A Class A 5.92% 9/30/60	376,464	373,633
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1 5.13% 3/15/29	26,486,000	26,633,373
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS Class A 2.70% 1/20/49	315,447	273,908
φGS Mortgage-Backed Securities Trust Series 2025-CES2 Class A1 5.18% 9/25/55	3,161,842	3,143,749
•HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R 5.14% (3 mo. USD Term SOFR + 1.48%) 7/30/37	510,000	510,644
Hertz Vehicle Financing III LLC
Series 2023-3A Class A 5.94% 2/25/28	250,000	251,497
Series 2023-4A Class A 6.15% 3/25/30	400,000	411,139
Series 2025-1A Class A 4.91% 9/25/29	780,000	779,877
Series 2025-2A Class A 5.13% 9/25/31	780,000	780,529
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1 5.44% 10/20/32	522,746	524,952
•Hyundai Auto Receivables Trust Series 2026-A Class A2B 3.93% (30 day USD SOFR Average + 0.34%) 2/15/29	3,900,000	3,900,372
•JP Morgan Mortgage Trust Series 2026-HE1 Class A1 4.86% (30 day USD SOFR Average + 1.25%) 9/20/56	3,270,624	3,274,454
•KKR CLO 41 Ltd. Series 2022-41A Class A1 5.00% (3 mo. USD Term SOFR + 1.33%) 4/15/35	5,115,000	5,109,317
•KKR CLO 43 Ltd. Series 2022-43A Class A2R2 5.12% (3 mo. USD Term SOFR + 1.45%) 4/15/38	9,820,000	9,834,553
•LCM 39 Ltd. Series 39A Class A2R2 4.97% (3 mo. USD Term SOFR + 1.30%) 10/15/34	2,000,000	1,995,942
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Magnetite XXIX Ltd. Series 2021-29A Class BR 5.42% (3 mo. USD Term SOFR + 1.75%) 7/15/37	690,000	$690,550
•Magnetite XXVII Ltd. Series 2020-27A Class ARR 4.91% (3 mo. USD Term SOFR + 1.23%) 10/20/38	1,060,000	1,060,594
MetroNet Infrastructure Issuer LLC Series 2025-2A Class A2 5.40% 8/20/55	740,000	741,996
MMAF Equipment Finance LLC Series 2024-A Class A4 5.10% 7/13/49	520,000	528,051
MVW LLC Series 2023-2A Class A 6.18% 11/20/40	115,033	117,476
•Navient Student Loan Trust Series 2016-3A Class A3 5.09% (30 day USD SOFR Average + 1.46%) 6/25/65	251,032	255,142
•Neuberger Berman Loan Advisers CLO 43Ltd. Series 2021-43A Class AR 4.73% (3 mo. USD Term SOFR + 1.05%) 7/17/36	2,000,000	2,000,688
•Neuberger Berman Loan Advisers CLO 48 Ltd.
Series 2022-48A Class A1R 4.76% (3 mo. USD Term SOFR + 1.09%) 4/25/36	29,400,000	29,399,118
Series 2022-48A Class A2R 5.12% (3 mo. USD Term SOFR + 1.45%) 4/25/36	2,000,000	2,000,444
•Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class BR2 5.07% (3 mo. USD Term SOFR + 1.40%) 10/23/36	6,675,000	6,675,094
NMEF Funding LLC Series 2025-A Class A2 4.72% 7/15/32	537,466	537,881
OCCU Auto Receivables Trust Series 2025-1A Class D 5.60% 11/15/34	750,000	750,540
•Ocean Trails CLO X Series 2020-10A Class AR2 4.97% (3 mo. USD Term SOFR + 1.30%) 10/15/34	690,000	690,066
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 4.67% (3 mo. USD Term SOFR + 0.99%) 7/20/34	10,047,000	10,052,636
•Palmer Square CLO Ltd. Series 2021-1A Class A1AR 4.83% (3 mo. USD Term SOFR + 1.15%) 4/20/38	890,000	889,157
•Parallel Ltd.
Series 2020-1A Class A1R 5.16% (3 mo. USD Term SOFR + 1.48%) 7/20/34	520,000	520,307
Series 2023-1A Class A1R 5.07% (3 mo. USD Term SOFR + 1.39%) 7/20/36	1,070,000	1,070,728
LVIP Franklin Templeton Core Bond Fund-17

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Park Blue CLO Ltd.
Series 2022-2A Class A1R 5.10% (3 mo. USD Term SOFR + 1.42%) 7/20/37	770,000	$770,333
Series 2024-5A Class A1 5.15% (3 mo. USD Term SOFR + 1.48%) 7/25/37	620,000	620,576
PK Alift Loan Funding 7 LP Series 2025-2 Class A 4.75% 3/15/43	2,770,158	2,747,319
PK ALIFT Loan Funding 8 LP Series 2026-1 Class A 4.61% 9/15/43	5,838,000	5,747,029
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	10,333,793	10,347,556
•Rockford Tower CLO Ltd. Series 2021-2A Class A2R 5.18% (3 mo. USD Term SOFR + 1.50%) 7/20/34	2,700,000	2,700,170
•Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class A1 5.05% (3 mo. USD Term SOFR + 1.39%) 1/30/38	460,000	460,644
Santander Drive Auto Receivables Trust Series 2025-1 Class D 5.43% 3/17/31	7,078,000	7,141,540
SCF Equipment Leasing LLC Series 2025-1A Class A3 5.11% 11/21/33	1,030,000	1,038,764
•Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R2 4.86% (3 mo. USD Term SOFR + 1.23%) 4/25/37	3,700,000	3,703,226
•Silver Point CLO 8 Ltd. Series 2025-8A Class A1 4.88% (3 mo. USD Term SOFR + 1.21%) 4/15/38	500,000	499,530
SMB Private Education Loan Trust Series 2024-E Class A1A 5.09% 10/16/56	460,346	459,905
•Sycamore Tree CLO Ltd. Series 2025-6A Class A1 4.88% (3 mo. USD Term SOFR + 1.20%) 4/20/38	800,000	798,154
Taco Bell Funding LLC Series 2025-1A Class A2I 4.82% 8/25/55	1,210,000	1,195,322
•TCW CLO Ltd. Series 2020-1A Class A1R3 4.73% (3 mo. USD Term SOFR + 1.05%) 4/20/34	11,225,000	11,230,455
•Towd Point Mortgage Trust Series 2025-HE2 Class A1A 4.98% (30 day USD SOFR Average + 1.35%) 9/25/65	6,553,329	6,560,317
Toyota Auto Receivables Owner Trust
Series 2024-B Class A3 5.33% 1/16/29	17,351,426	17,462,921
Series 2026-B Class A3 4.13% 12/16/30	3,549,000	3,528,301
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Trestles CLO VII Ltd. Series 2024-7A Class A1 5.05% (3 mo. USD Term SOFR + 1.38%) 10/25/37	650,000	$650,738
•Trinitas CLO XIV Ltd. Series 2020-14A Class A1R2 4.77% (3 mo. USD Term SOFR + 1.10%) 1/25/34	26,837,449	26,829,612
•Trinitas CLO XVI Ltd. Series 2021-16A Class A1R 4.81% (3 mo. USD Term SOFR + 1.13%) 7/20/34	860,000	859,412
•Trinitas CLO XVII Ltd. Series 2021-17A Class B1R 5.33% (3 mo. USD Term SOFR + 1.65%) 10/20/34	14,700,000	14,701,808
Triumph Rail Holdings LLC Series 2021-2 Class A 2.15% 6/19/51	387,409	377,462
•Venture 34 CLO Ltd. Series 2018-34A Class AR 4.95% (3 mo. USD Term SOFR + 1.28%) 10/15/31	1,619,743	1,620,362
•Venture 42 CLO Ltd. Series 2021-42A Class A1A 5.06% (3 mo. USD Term SOFR + 1.39%) 4/15/34	13,700,000	13,705,206
Verizon Master Trust Series 2024-3 Class A1A 5.34% 4/22/30	15,527,000	15,658,473
Volkswagen Auto Lease Trust Series 2024-A Class A3 5.21% 6/21/27	15,768,475	15,792,896
•Warwick Capital CLO 7 Ltd. Series 2025-7A Class A1 4.97% (3 mo. USD Term SOFR + 1.30%) 10/21/38	760,000	760,201
•Wind River CLO Ltd. Series 2021-1A Class A2R 5.38% (3 mo. USD Term SOFR + 1.70%) 7/20/37	3,720,000	3,721,027
•Woodmont Trust Series 2023-12A Class A1R 5.07% (3 mo. USD Term SOFR + 1.40%) 10/25/32	794,265	794,282
World Omni Auto Receivables Trust Series 2026-B Class A3 4.37% 6/16/31	5,057,000	5,047,020
Total Non-Agency Asset-Backed Securities (Cost $500,111,487)		500,058,355
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.85%
φA&D Mortgage Trust Series 2024-NQM1 Class A1 6.20% 2/25/69	4,380,309	4,386,957
•Agate Bay Mortgage Trust
Series 2015-1 Class B1 3.61% 1/25/45	249,105	244,936
Series 2015-1 Class B2 3.61% 1/25/45	154,130	151,551
Angel Oak Mortgage Trust
•Series 2021-7 Class A3 2.34% 10/25/66	151,489	133,075
LVIP Franklin Templeton Core Bond Fund-18

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Angel Oak Mortgage Trust (continued)
Series 2022-3 Class A1 5.00% 1/25/67	343,926	$333,686
φSeries 2025-1 Class A1 5.69% 1/25/70	6,468,979	6,499,889
φBRAVO Residential Funding Trust
Series 2024-NQM3 Class A1 6.19% 3/25/64	279,407	280,575
Series 2024-NQM5 Class A1 5.80% 6/25/64	147,623	148,195
Series 2024-NQM5 Class A3 6.16% 6/25/64	210,078	210,864
•Cascade Funding Mortgage Trust Series 2025-HB16 Class A 3.00% 3/25/35	1,888,570	1,869,141
•Chase Home Lending Mortgage Trust
Series 2025-10 Class A11 4.93% (30 day USD SOFR Average + 1.30%) 7/25/56	4,279,080	4,285,952
Series 2026-1 Class A11 4.73% (30 day USD SOFR Average + 1.10%) 11/25/56	4,638,636	4,600,957
•CIM Trust Series 2024-R1 Class A1 4.75% 6/25/64	667,887	655,985
•Citigroup Mortgage Loan Trust, Inc. Series 2025-4 Class A28 4.93% (30 day USD SOFR Average + 1.30%) 10/25/55	5,655,158	5,667,947
φCOLT Mortgage Loan Trust Series 2025-4 Class A1 5.79% 4/25/70	6,187,050	6,223,970
CSMC Trust
•Series 2020-RPL4 Class A1 2.00% 1/25/60	190,440	170,859
•Series 2021-AFC1 Class A1 0.83% 3/25/56	155,809	127,466
•Series 2021-AFC1 Class A3 1.17% 3/25/56	208,925	173,450
•Series 2021-NQM3 Class A3 1.63% 4/25/66	369,797	331,506
•Series 2021-NQM7 Class A1 1.76% 10/25/66	129,688	113,819
•Series 2021-NQM8 Class A1 2.84% 10/25/66	683,728	624,134
Series 2021-RPL2 Class A1 2.00% 1/25/60	121,281	106,053
•Series 2022-NQM1 Class A1 3.27% 11/25/66	711,437	646,130
Deephaven Residential Mortgage Trust
•Series 2022-1 Class A1 2.21% 1/25/67	447,855	412,087
φSeries 2024-1 Class A1 5.74% 7/25/69	4,821,055	4,843,342
•EFMT Series 2025-NQM4 Class A1F 4.83% (30 day USD SOFR Average + 1.20%) 9/25/70	16,704,510	16,728,109
•Ellington Financial Mortgage Trust Series 2021-2 Class A1 0.93% 6/25/66	181,802	153,370
φGCAT Trust Series 2020-NQM1 Class A3 3.55% 1/25/60	168,365	166,718
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 Class A2 2.50% 1/25/52	8,359,174	$6,896,972
Series 2025-PJ10 Class A27 4.98% (30 day USD SOFR Average + 1.35%) 4/25/56	3,711,917	3,720,012
Series 2025-PJ8 Class A27 4.93% (30 day USD SOFR Average + 1.30%) 2/25/56	1,635,718	1,639,100
JP Morgan Mortgage Trust
•Series 2014-2 Class B1 3.31% 6/25/29	588,553	578,837
•Series 2014-2 Class B2 3.31% 6/25/29	219,277	215,657
•Series 2015-1 Class B2 5.01% 12/25/44	599,090	592,423
•Series 2015-4 Class B1 3.51% 6/25/45	914,621	848,464
•Series 2015-4 Class B2 3.51% 6/25/45	717,150	665,276
•Series 2015-5 Class B2 5.19% 5/25/45	8,068	7,922
•Series 2015-6 Class B1 3.51% 10/25/45	596,885	576,868
•Series 2015-6 Class B2 3.51% 10/25/45	505,730	488,770
•Series 2015-6 Class B3 3.51% 10/25/45	831,473	731,502
•Series 2016-4 Class B1 3.76% 10/25/46	805,482	758,901
•Series 2016-4 Class B2 3.76% 10/25/46	1,474,877	1,389,584
•Series 2017-1 Class B3 3.44% 1/25/47	2,951,377	2,684,382
•Series 2017-2 Class A3 3.50% 5/25/47	248,362	223,351
•Series 2017-5 Class A2 4.73% 10/26/48	727,865	725,774
•Series 2020-2 Class A3 3.50% 7/25/50	326,587	289,784
•Series 2020-7 Class A3 3.00% 1/25/51	1,507,847	1,290,530
•Series 2021-1 Class A3 2.50% 6/25/51	2,594,473	2,140,643
•Series 2021-10 Class A3 2.50% 12/25/51	5,557,132	4,585,068
•Series 2021-11 Class A3 2.50% 1/25/52	9,371,293	7,743,763
•Series 2021-12 Class A3 2.50% 2/25/52	12,117,853	9,998,175
•Series 2021-13 Class A3 2.50% 4/25/52	12,291,563	10,118,452
φSeries 2024-VIS2 Class A1 5.85% 11/25/64	1,915,978	1,924,006
φSeries 2025-NQM1 Class A3 5.97% 6/25/65	856,467	860,228
φSeries 2026-NQX2 Class A1LC 5.63% 10/25/66	16,699,000	16,717,766
•MFA Trust Series 2020-NQM1 Class A3 3.30% 8/25/49	61,482	59,801
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 Class A2A 2.50% 12/25/50	3,592,323	2,964,987
LVIP Franklin Templeton Core Bond Fund-19

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Morgan Stanley Residential Mortgage Loan Trust (continued)
Series 2021-1 Class A2 2.50% 3/25/51	2,543,191	$2,098,331
Series 2021-4 Class A3 2.50% 7/25/51	2,647,494	2,184,389
Series 2021-5 Class A3 2.50% 8/25/51	8,273,171	6,826,012
Series 2024-INV2 Class A1 6.50% 2/25/54	341,672	347,038
Series 2026-INV1 Class A9 4.78% (30 day USD SOFR Average + 1.15%) 2/25/61	10,567,937	10,497,089
•New Residential Mortgage Loan Trust
Series 2014-2A Class A3 3.75% 5/25/54	120,886	114,697
Series 2015-2A Class A1 3.75% 8/25/55	392,247	376,211
Series 2015-2A Class A2 3.75% 8/25/55	223,269	213,852
Series 2016-3A Class A1B 3.25% 9/25/56	127,346	119,513
Series 2017-2A Class B2 4.75% 3/25/57	257,780	253,904
Series 2017-4A Class A1 4.00% 5/25/57	296,583	283,873
Series 2017-6A Class A1 4.00% 8/27/57	653,878	627,098
Series 2018-RPL1 Class A1 3.50% 12/25/57	411,855	398,421
Series 2022-NQM2 Class A1 3.85% 3/27/62	716,982	675,089
OBX Trust
•Series 2021-NQM2 Class A1 1.10% 5/25/61	135,277	110,683
•Series 2021-NQM3 Class A1 1.05% 7/25/61	190,122	157,899
•Series 2021-NQM4 Class A1 1.96% 10/25/61	446,003	378,813
•Series 2022-NQM1 Class A1 2.31% 11/25/61	666,238	597,134
φSeries 2024-NQM1 Class A1 5.93% 11/25/63	565,613	566,005
φSeries 2024-NQM11 Class A1 5.88% 6/25/64	134,286	134,878
φSeries 2024-NQM17 Class A3 6.02% 11/25/64	645,010	647,415
•Series 2025-J2 Class AF 4.93% (30 day USD SOFR Average + 1.30%) 9/25/55	8,395,120	8,411,130
φSeries 2025-NQM4 Class A3 5.76% 2/25/55	719,671	719,784
•Onity Loan Investment Trust Series 2026-HB3 Class A 3.00% 6/25/39	8,544,000	8,359,057
•PMT Loan Trust Series 2025-J2 Class A11 4.98% (30 day USD SOFR Average + 1.35%) 8/25/56	988,795	993,069
PRKCM Trust
•Series 2021-AFC2 Class A1 2.07% 11/25/56	194,618	172,262
φSeries 2024-HOME1 Class A1 6.43% 5/25/59	373,124	375,966
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φPRPM LLC Series 2024-RCF1 Class A1 4.00% 1/25/54	168,597	$166,281
•Radian Mortgage Capital Trust Series 2025-J3 Class A25 5.13% (30 day USD SOFR Average + 1.50%) 12/25/55	4,291,698	4,304,692
•RCKT Mortgage Trust
Series 2021-1 Class A1 2.50% 3/25/51	2,653,512	2,189,354
Series 2021-6 Class A1 2.50% 12/25/51	5,597,073	4,618,022
Series 2024-INV1 Class A1 6.50% 6/25/54	199,979	204,369
•Sequoia Mortgage Trust
Series 2013-4 Class B2 3.43% 4/25/43	249,389	240,752
Series 2015-1 Class B2 3.92% 1/25/45	360,959	351,933
Series 2020-4 Class A2 2.50% 11/25/50	2,194,657	1,807,342
Series 2026-2 Class A26F 4.78% (30 day USD SOFR Average + 1.15%) 3/25/56	12,400,334	12,309,198
•SG Residential Mortgage Trust Series 2022-1 Class A1 3.95% 3/27/62	692,360	658,532
•Station Place Securitization Trust Series 2025-7 Class A 4.54% (1 mo. USD Term SOFR + 0.90%) 11/24/26	21,115,000	21,132,739
•Structured Agency Credit Risk Series 2026-DNA1 Class M1 4.63% (30 day USD SOFR Average + 1.00%) 2/25/46	9,008,738	8,999,419
•Towd Point Mortgage Trust
Series 2018-1 Class A1 3.00% 1/25/58	1,720	1,714
Series 2019-HY2 Class M2 5.66% (1 mo. USD Term SOFR + 2.01%) 5/25/58	300,000	302,859
Verus Securitization Trust
φSeries 2024-6 Class A3 6.15% 7/25/69	142,504	143,107
φSeries 2025-1 Class A3 5.98% 1/25/70	242,820	243,624
•Series 2026-2 Class A1F 4.78% (30 day USD SOFR Average + 1.15%) 2/25/71	2,453,922	2,451,559
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 Class A1 3.00% 12/25/49	522,149	447,940
Total Non-Agency Collateralized Mortgage Obligations (Cost $265,596,696)		248,940,769
LVIP Franklin Templeton Core Bond Fund-20

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.96%
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A 5.04% (30 day USD SOFR Average + 1.45%) 1/15/37	128,409	$128,409
•AREIT Trust Series 2022-CRE6 Class A 4.86% (30 day USD SOFR Average + 1.25%) 1/20/37	115,517	115,612
Bank
•Series 2017-BNK5 Class B 3.90% 6/15/60	3,731,000	3,645,211
Series 2019-BN20 Class A3 3.01% 9/15/62	5,625,000	5,310,291
Series 2020-BN25 Class A5 2.65% 1/15/63	11,533,000	10,658,650
•Series 2022-BNK40 Class B 3.50% 3/15/64	8,083,000	7,146,616
Bank5
*•Series 2025-5YR17 Class XA 1.40% 11/15/58	57,437,981	2,464,503
*•Series 2025-5YR19 Class XA 1.34% 12/15/58	93,008,739	4,101,918
*•Series 2026-5YR21 Class XA 0.99% 4/15/59	109,982,118	3,673,546
•Series 2026-5YR22 Class AS 6.02% 6/15/59	9,503,000	9,795,328
BBCMS Mortgage Trust
Series 2020-C7 Class A5 2.04% 4/15/53	16,970,000	15,274,573
Series 2025-5C34 Class A3 5.66% 5/15/58	400,000	410,205
*•Series 2025-5C37 Class XA 1.88% 9/15/58	76,755,455	4,465,556
*•Series 2025-C39 Class XA 1.12% 12/15/58	129,309,103	8,259,425
•Series 2026-5C41 Class AS 5.76% 5/15/69	5,214,000	5,328,243
Benchmark Mortgage Trust
•Series 2018-B1 Class A5 3.67% 1/15/51	1,220,000	1,199,985
Series 2019-B12 Class A2 3.00% 8/15/52	10,179,205	9,779,805
Series 2020-B17 Class A5 2.29% 3/15/53	21,463,000	19,294,048
Series 2020-B19 Class A5 1.85% 9/15/53	13,748,000	12,218,319
Series 2020-B20 Class A5 2.03% 10/15/53	10,185,000	9,014,281
Series 2020-B22 Class A5 1.97% 1/15/54	12,240,000	10,761,715
Series 2021-B24 Class A5 2.58% 3/15/54	6,059,000	5,437,535
Series 2021-B25 Class A5 2.58% 4/15/54	12,905,000	11,549,227
•Series 2022-B32 Class B 3.20% 1/15/55	8,220,000	6,901,311
•Series 2022-B32 Class C 3.57% 1/15/55	7,047,000	5,361,775
•Series 2022-B33 Class B 3.73% 3/15/55	4,064,000	3,533,517
•Series 2022-B33 Class C 3.73% 3/15/55	4,064,000	3,244,527
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2022-B34 Class A5 3.79% 4/15/55	4,325,866	$3,998,372
•Series 2022-B35 Class A5 4.59% 5/15/55	13,924,000	13,454,431
•Series 2022-B36 Class A5 4.47% 7/15/55	7,284,000	7,057,568
*•Series 2025-V17 Class XA 1.73% 9/15/58	63,769,000	3,460,418
*•Series 2025-V18 Class XA 1.47% 10/15/58	52,483,096	2,456,602
*•Series 2026-V20 Class XA 1.44% 2/15/59	68,548,919	3,365,375
Series 2026-V21 Class AS 5.51% 3/15/59	6,592,000	6,646,426
*•Series 2026-V21 Class XA 1.65% 3/15/59	58,870,054	3,481,328
♦•BIKE Pass-Through Trust Series 2026-BAND Class A 5.78% (1 mo. USD Term SOFR + 2.15%) 7/15/43	5,989,000	5,988,970
BMO Mortgage Trust
•Series 2022-C1 Class A5 3.37% 2/15/55	3,247,000	2,986,270
*•Series 2025-5C12 Class XA 1.66% 10/15/58	50,530,279	2,679,798
*•Series 2026-5C15 Class XA 1.08% 6/25/59	127,471,000	6,018,854
•BMP Trust Series 2024-MF23 Class A 5.00% (1 mo. USD Term SOFR + 1.37%) 6/15/41	1,000,000	1,000,626
•BX Commercial Mortgage Trust Series 2024-XL5 Class A 5.02% (1 mo. USD Term SOFR + 1.39%) 3/15/41	204,522	204,777
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	270,000	254,511
•Series 2021-BXMF Class A 4.38% (1 mo. USD Term SOFR + 0.75%) 10/15/26	451,222	451,081
•Series 2022-LBA6 Class A 4.63% (1 mo. USD Term SOFR + 1.00%) 1/15/39	530,000	529,834
•Series 2024-PALM Class A 5.17% (1 mo. USD Term SOFR + 1.54%) 6/15/37	205,268	205,268
•Series 2024-VLT4 Class B 5.57% (1 mo. USD Term SOFR + 1.94%) 6/15/41	719,625	720,075
•Series 2025-ARIA Class B 5.35% 12/13/42	6,398,000	6,392,242
•Series 2025-VOLT Class A 5.33% (1 mo. USD Term SOFR + 1.70%) 12/15/44	3,212,000	3,218,013
•Series 2026-CLS Class A 5.03% (1 mo. USD Term SOFR + 1.40%) 5/15/43	7,628,000	7,642,290
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class A5 2.87% 11/15/52	5,434,000	5,119,677
LVIP Franklin Templeton Core Bond Fund-21

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending (continued)
Series 2019-CF3 Class A4 3.01% 1/15/53	12,010,000	$11,201,280
CD Mortgage Trust
Series 2016-CD1 Class A4 2.72% 8/10/49	369,177	364,936
Series 2016-CD2 Class A3 3.25% 11/10/49	2,749,501	2,738,493
•Series 2017-CD6 Class B 3.91% 11/13/50	2,760,000	2,645,938
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	6,475,000	6,446,485
Citigroup Commercial Mortgage Trust
Series 2016-C3 Class A4 3.15% 11/15/49	8,064,458	7,943,601
Series 2016-P6 Class A4 3.46% 12/10/49	74,429	74,168
Series 2017-C4 Class A4 3.47% 10/12/50	17,298,000	16,999,552
Series 2019-C7 Class A4 3.10% 12/15/72	10,872,000	10,272,186
Series 2019-GC41 Class A2 2.69% 8/10/56	10,225,646	10,024,257
Series 2020-555 Class A 2.65% 12/10/41	6,119,000	5,538,128
DB-JPM Mortgage Trust
Series 2020-C9 Class A5 1.93% 8/15/53	10,275,000	9,167,586
Series 2020-C9 Class B 2.57% 8/15/53	2,968,000	2,545,396
•FS Commercial Mortgage Trust Series 2026-PALM Class A 5.05% (1 mo. USD Term SOFR + 1.40%) 7/15/41	6,588,000	6,588,000
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	8,503,000	7,579,237
•Greystone CRE Notes LLC Series 2025-FL4 Class A 5.11% (1 mo. USD Term SOFR + 1.48%) 1/15/43	1,240,000	1,242,712
GS Mortgage Securities Trust
•Series 2018-GS9 Class B 4.32% 3/10/51	2,875,000	2,664,520
Series 2019-GC39 Class A4 3.57% 5/10/52	2,200,000	2,086,577
•Hudson Yards Mortgage Trust Series 2026-10HY Class A 5.09% 12/10/39	6,397,000	6,424,126
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 Class A5 3.91% 1/15/49	738,295	723,480
Series 2016-JP2 Class A4 2.82% 8/15/49	1,416,976	1,409,858
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	2,686,874	2,629,423
Series 2016-C4 Class A3 3.14% 12/15/49	5,227,171	5,182,744
Series 2017-C7 Class A5 3.41% 10/15/50	3,854,000	3,786,562
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•MF1 LLC Series 2025-FL19 Class A 5.13% (1 mo. USD Term SOFR + 1.49%) 5/18/42	1,330,000	$1,332,867
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	5,845,000	5,524,610
•MSWF Commercial Mortgage Trust Series 2023-2 Class A5 6.01% 12/15/56	540,000	570,547
•NJ Trust Series 2023-GSP Class A 6.70% 1/6/29	420,000	432,304
•NYCT Trust Series 2024-3ELV Class A 5.62% (1 mo. USD Term SOFR + 1.99%) 8/15/29	310,000	310,000
One Bryant Park Trust Series 2019-OBP Class A 2.52% 9/15/54	7,464,000	6,894,512
•PFP Ltd. Series 2024-11 Class A 5.44% (1 mo. USD Term SOFR + 1.83%) 9/17/39	113,141	113,399
•SDR Commercial Mortgage Trust Series 2024-DSNY Class A 5.02% (1 mo. USD Term SOFR + 1.39%) 5/15/39	6,348,000	6,355,940
•SHRN Trust Series 2025-MF18 Class A 4.83% (1 mo. USD Term SOFR + 1.20%) 10/15/40	8,967,000	8,961,408
•SMRT Commercial Mortgage Trust Series 2022-MINI Class A 4.63% (1 mo. USD Term SOFR + 1.00%) 1/15/39	540,000	539,831
UBS Commercial Mortgage Trust Series 2019-C18 Class A2 2.99% 12/15/52	12,740,080	12,219,309
VLS Commercial Mortgage Trust Series 2020-LAB Class A 2.13% 10/10/42	480,000	409,408
VNDO Trust Series 2016-350P Class A 3.81% 1/10/35	1,080,000	1,078,649
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A3 2.65% 8/15/49	1,479,472	1,476,790
*•Series 2016-BNK1 Class XA 1.89% 8/15/49	410,285	19
*•Series 2016-C36 Class XA 1.22% 11/15/59	5,493,111	9,760
Series 2020-C58 Class A4 2.09% 7/15/53	2,991,000	2,665,812
Series 2024-C63 Class A5 5.31% 8/15/57	350,000	355,717
*•Series 2025-5C6 Class XA 1.58% 10/15/58	75,994,490	3,702,186
*•Series 2026-5C9 Class XA 1.46% 5/15/59	84,983,858	4,469,420
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $479,932,376)		450,108,670
LVIP Franklin Templeton Core Bond Fund-22

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.06%
Chile—0.00%
Chile Government International Bonds 3.10% 1/22/61	290,000	$181,192
		181,192
Israel—0.01%
Israel Government International Bonds 3.25% 1/17/28	400,000	392,093
		392,093
Mexico—0.03%
Mexico Government International Bonds 3.50% 2/12/34	2,010,000	1,711,515
		1,711,515
Peru—0.02%
Peru Government International Bonds
3.30% 3/11/41	70,000	54,117
3.55% 3/10/51	160,000	112,192
5.50% 3/30/36	1,250,000	1,262,063
		1,428,372
Uruguay—0.00%
Uruguay Government International Bonds 7.63% 3/21/36	80,000	94,312
		94,312
Total Sovereign Bonds (Cost $3,965,139)		3,807,484
SUPRANATIONAL BANKS–0.21%
Africa Finance Corp. 5.55% 10/8/29	5,393,000	5,442,092
μAfrican Development Bank 5.75% 5/7/34	5,914,000	5,849,515
μCorp. Andina de Fomento 6.75% 6/17/30	2,384,000	2,464,460
Total Supranational Banks (Cost $13,528,649)		13,756,067
U.S. TREASURY OBLIGATIONS–30.39%
U.S. Treasury Bonds
1.13% 5/15/40	70,380,000	44,529,096
2.25% 8/15/46	37,580,000	24,510,674
2.38% 11/15/49	227,000,000	144,579,492
4.13% 8/15/44	6,280,000	5,679,475
4.63% 11/15/44	180,122,000	173,585,542
4.63% 11/15/55	213,040,000	202,687,587
4.75% 2/15/56	20,000	19,428
4.88% 8/15/45	195,530,000	194,040,611
5.00% 5/15/45	7,000	7,060
5.00% 5/15/46	14,040,000	14,145,300
5.00% 5/15/56	10,380,000	10,490,287
U.S. Treasury Notes
0.63% 5/15/30	25,560,000	22,332,052
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.75% 1/31/29	201,550,000	$189,685,318
3.38% 12/31/27	330,730,000	326,944,693
3.38% 2/29/28	100,000	98,754
3.50% 3/15/29	10,000	9,832
3.50% 2/28/31	70,000	67,946
3.75% 4/30/28	133,930,000	132,962,147
3.88% 3/31/28	10,000	9,951
3.88% 4/15/29	50,000	49,621
3.88% 6/30/30	5,000	4,942
3.88% 3/31/31	38,680,000	38,130,019
3.88% 4/30/31	83,320,000	82,122,275
4.00% 5/31/28	10,000	9,971
4.00% 1/31/33	312,590,000	307,253,992
4.13% 6/15/29	50,500,000	50,452,656
4.13% 4/30/33	200,000	197,812
4.63% 9/30/28	2,000	2,019
Total U.S. Treasury Obligations (Cost $1,985,835,695)		1,964,608,552

	Number of Shares
COMMON STOCK–0.01%
†MNSN Holdings, Inc.	8,379	703,836
Total Common Stock (Cost $0)		703,836

	Principal Amount°
SHORT-TERM INVESTMENTS—3.71%
Discounted Commercial Paper–3.71%
≠Barclays Bank PLC
3.72% 7/6/26	25,000,000	24,987,257
≠Commonwealth Bank of Australia
3.89% 8/27/26	6,500,000	6,460,789
≠Danske Bank AS
3.82% 7/16/26	9,300,000	9,285,508
≠Fairway Finance Co. LLC
3.68% 7/1/26	50,000,000	50,000,000
≠GlaxoSmithKline LLC
3.66% 7/1/26	63,075,000	63,075,000
≠Manhattan Asset Funding Co. LLC
3.69% 7/6/26	10,000,000	9,994,944
≠MetLife Short Term Funding LLC
3.72% 7/2/26	12,850,000	12,848,690
≠Novartis Finance Corp.
3.76% 7/13/26	3,000,000	2,996,305
≠TotalEnergies Capital SA
3.82% 7/17/26	10,000,000	9,983,333
≠Victory Receivables Corp.
3.70% 7/1/26	50,000,000	50,000,000
Total Short-Term Investments (Cost $239,631,826)		239,631,826

TOTAL INVESTMENTS–118.73% (Cost $7,805,284,393)	7,676,187,103

	Principal Amount°	Value (U.S. $)
SECURITIES SOLD SHORT–(1.77%)
Agency Mortgage-Backed Securities–(1.77%)
Uniform Mortgage-Backed Security, TBA	(5,000,000)	$(4,356,641)
Uniform Mortgage-Backed Security, TBA	(41,000,000)	(37,167,461)
LVIP Franklin Templeton Core Bond Fund-23

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SECURITIES SOLD SHORT (continued)
Agency Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Security, TBA	(14,000,000)	$(13,740,806)
Uniform Mortgage-Backed Security, TBA	(59,000,000)	(59,105,550)
Total Securities Sold Short (Proceeds $(114,812,969) )		(114,370,458)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(16.96%)	(1,096,432,177)
NET ASSETS APPLICABLE TO 550,772,748 SHARES OUTSTANDING–100.00%	$6,465,384,468

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2026.
ΔSecurities have been classified by country of origin.
†Non-income producing.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
CMT–Constant Maturity Treasury
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
TBA–To be announced
yr.–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Core Bond Fund-24

LVIP Franklin Templeton Core Bond Fund
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
ASSETS:
Investments, at value	$7,676,187,103
Receivable for securities sold	1,892,867,129
Dividends and interest receivable	53,313,392
Receivable for fund shares sold	5,553,487
Cash	3,772,950
Prepaid expenses	24,896
TOTAL ASSETS	9,631,718,957
LIABILITIES:
Payable for securities purchased	3,045,616,276
Security sold short, at value	114,370,458
Due to manager and affiliates	3,118,268
Cash collateral due to brokers for TBAs	2,441,000
Payable for fund shares redeemed	574,808
Other accrued expenses payable	100,098
Payable for fund accounting fee	87,496
Payable for audit fee	26,085
TOTAL LIABILITIES	3,166,334,489
TOTAL NET ASSETS	$6,465,384,468
Investments, at cost	$7,805,284,393
Security sold short, proceeds received	(114,812,969)
Standard Class:
Net Assets	$1,776,455,620
Shares Outstanding	151,032,326
Net Asset Value Per Share	$11.762
Service Class:
Net Assets	$4,688,928,848
Shares Outstanding	399,740,422
Net Asset Value Per Share	$11.730
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$7,740,711,902
Distributable earnings/(accumulated loss)	(1,275,327,434)
TOTAL NET ASSETS	$6,465,384,468
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Core Bond Fund-25

LVIP Franklin Templeton Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2026 (unaudited)
INVESTMENT INCOME:
Interest	$144,886,915
EXPENSES:
Management fees	9,864,645
Distribution fees-Service Class	8,137,461
Shareholder servicing fees	926,738
Accounting and administration expenses	505,760
Professional fees	112,898
Trustees’ fees and expenses	91,007
Custodian fees	58,711
Reports and statements to shareholders	57,545
Pricing fees	43,247
Consulting fees	20,291
Other	63,647
19,881,950
Plus:
Recoupment of prior expenses reduced by the Advisor	79,412
Total operating expenses	19,961,362
NET INVESTMENT INCOME	124,925,553
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(30,122,509)
Net change in unrealized appreciation (depreciation) of:
Investments	(47,869,028)
Securities sold short	849,464
Net change in unrealized appreciation (depreciation)	(47,019,564)
NET REALIZED AND UNREALIZED LOSS	(77,142,073)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,783,480
See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$124,925,553	$254,227,968
Net realized loss	(30,122,509)	(142,481,915)
Net change in unrealized appreciation (depreciation)	(47,019,564)	303,366,639
Net increase in net assets resulting from operations	47,783,480	415,112,692
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(71,944,465)
Service Class	—	(181,492,743)
	—	(253,437,208)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	167,427,590	288,253,752
Service Class	229,759,860	375,451,814
Net assets from merger:
Standard Class	—	13,671,816
Service Class	—	509,882,993
Reinvestment of dividends and distributions:
Standard Class	—	71,944,465
Service Class	—	181,492,743
	397,187,450	1,440,697,583
Cost of shares redeemed:
Standard Class	(145,402,744)	(1,302,476,919)
Service Class	(319,932,462)	(628,121,470)
	(465,335,206)	(1,930,598,389)
Decrease in net assets derived from capital share transactions	(68,147,756)	(489,900,806)
NET DECREASE IN NET ASSETS	(20,364,276)	(328,225,322)
NET ASSETS:
Beginning of period	6,485,748,744	6,813,974,066
End of period	$6,465,384,468	$6,485,748,744
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Core Bond Fund-26

LVIP Franklin Templeton Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Core Bond Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.661	$11.342	$11.728	$11.430	$13.691	$14.404
Income (loss) from investment operations:
Net investment income[3]	0.242	0.495	0.501	0.471	0.343	0.236
Net realized and unrealized gain (loss)	(0.141)	0.326	(0.302)	0.203	(2.209)	(0.493)
Total from investment operations	0.101	0.821	0.199	0.674	(1.866)	(0.257)
Less dividends and distributions from:
Net investment income	—	(0.502)	(0.585)	(0.376)	(0.375)	(0.284)
Net realized gain	—	—	—	—	—	(0.172)
Return of capital	—	—	—	—	(0.020)	—
Total dividends and distributions	—	(0.502)	(0.585)	(0.376)	(0.395)	(0.456)
Net asset value, end of period	$11.762	$11.661	$11.342	$11.728	$11.430	$13.691
Total return[4]	0.87%	7.25%	1.61% [5]	5.93%	(13.70% )	(1.80% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,776,456	$1,739,022	$2,598,535	$2,805,120	$2,334,652	$2,932,099
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.37%	0.36%
Ratio of net investment income to average net assets	4.16%	4.23%	4.26%	4.06%	2.78%	1.67%
Portfolio turnover	265%	197%	100%	121%	156%	298%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective August 1, 2025, Franklin Advisers, Inc. replaced Delaware Investments Fund Advisers as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
In 2024, 0.06% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss. Excluding this item, total return would have been 1.55%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Core Bond Fund-27

LVIP Franklin Templeton Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Core Bond Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25[2]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.649	$11.335	$11.723	$11.426	$13.684	$14.398
Income (loss) from investment operations:
Net investment income[3]	0.221	0.454	0.459	0.430	0.299	0.186
Net realized and unrealized gain (loss)	(0.140)	0.324	(0.302)	0.202	(2.206)	(0.492)
Total from investment operations	0.081	0.778	0.157	0.632	(1.907)	(0.306)
Less dividends and distributions from:
Net investment income	—	(0.464)	(0.545)	(0.335)	(0.331)	(0.236)
Net realized gain	—	—	—	—	—	(0.172)
Return of capital	—	—	—	—	(0.020)	—
Total dividends and distributions	—	(0.464)	(0.545)	(0.335)	(0.351)	(0.408)
Net asset value, end of period	$11.730	$11.649	$11.335	$11.723	$11.426	$13.684
Total return[4]	0.70%	6.87%	1.25% [5]	5.57%	(14.00% )	(2.14% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,688,928	$4,746,727	$4,215,439	$4,050,038	$3,843,448	$4,823,857
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	3.81%	3.88%	3.91%	3.71%	2.43%	1.32%
Portfolio turnover	265%	197%	100%	121%	156%	298%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective August 1, 2025, Franklin Advisers, Inc. replaced Delaware Investments Fund Advisers as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
In 2024, 0.05% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss. Excluding this item, total return would have been 1.20%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Core Bond Fund-28

LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term total return and current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP Franklin Templeton Core Bond Fund-29

LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.37% of the Fund’s average daily net assets for the Standard Class and 0.72% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through October 31, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LVIP Franklin Templeton Core Bond Fund-30

LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2026,  LFI has recouped $79,412  in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2028	Total
LVIP Franklin Templeton Core Bond Fund	$30,098	$30,098
Franklin Advisers, Inc. ("FAV") ("the Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets. Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
Administrative	$254,255
Legal	42,300
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $34,514 for the six months ended June 30, 2026.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2026, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,629,907
Distribution fees payable to LFD	1,335,696
Shareholder servicing fees payable to Lincoln Life	152,665
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2026, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Franklin Templeton Core Bond Fund-31

LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$743,186,457
Purchases of U.S. government securities	4,443,167,079
Sales other than U.S. government securities	571,671,334
Sales of U.S. government securities	4,440,498,007
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$7,805,284,393
Aggregate unrealized appreciation of investments	$24,006,627
Aggregate unrealized depreciation of investments	(153,103,917)
Net unrealized depreciation of investments	$(129,097,290)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Core Bond Fund-32

LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$297,281,516	$—	$297,281,516
Agency Commercial Mortgage-Backed Securities	—	43,706,032	—	43,706,032
Agency Mortgage-Backed Securities	—	1,964,815,634	—	1,964,815,634
Corporate Bonds	—	1,885,123,448	—	1,885,123,448
Municipal Bonds	—	63,644,914	—	63,644,914
Non-Agency Asset-Backed Securities	—	500,058,355	—	500,058,355
Non-Agency Collateralized Mortgage Obligations	—	248,940,769	—	248,940,769
Non-Agency Commercial Mortgage-Backed Securities	—	450,108,670	—	450,108,670
Sovereign Bonds	—	3,807,484	—	3,807,484
Supranational Banks	—	13,756,067	—	13,756,067
U.S. Treasury Obligations	—	1,964,608,552	—	1,964,608,552
Common Stock	703,836	—	—	703,836
Short-Term Investments	—	239,631,826	—	239,631,826
Total Investments	$703,836	$7,675,483,267	$—	$7,676,187,103
Liabilities:
Agency Mortgage-Backed Securities	$—	$(114,370,458)	$—	$(114,370,458)
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	14,302,542	24,322,591
Service Class	19,627,299	31,494,214
Shares reinvested:
Standard Class	—	6,189,467
Service Class	—	15,628,888
Shares from merger:
Standard Class	—	1,129,527
Service Class	—	42,275,398
	33,929,841	121,040,085
Shares redeemed:
Standard Class	(12,405,414)	(111,608,297)
Service Class	(27,364,603)	(53,805,781)
	(39,770,017)	(165,414,078)
Net decrease	(5,840,176)	(44,373,993)
LVIP Franklin Templeton Core Bond Fund-33

LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
5.  Fund Merger
As of the close of business on October 31, 2025, the Fund acquired all of the assets and liabilities of the LVIP Western Asset Core Bond Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP Franklin Templeton Core Bond Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	1,792,975	Standard Class	1,129,527	$13,671,816	0.630
Acquired Fund - Service Class	66,619,226	Service Class	42,275,398	509,882,993	0.635
The net assets of the Acquiring Fund before the acquisition were $5,976,850,156. The net assets of the Acquiring Fund immediately following the acquisition were $6,500,404,966.
If the acquisition had been completed on January 1, 2025, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2025, would have been as follows (unaudited):
Net investment income (loss)	$270,233,090 (a)
Net realized gain (loss)	(143,910,749)(b)
Net change in unrealized appreciation (depreciation)	274,545,810 (c)
Net increase in net assets resulting from operations	$400,868,151

(a)	$254,227,968, as reported in the Statements of Changes in Net Assets, plus $16,005,122 Net investment income(loss) from Acquired Fund pre-merger.
(b)	$(142,481,915), as reported in the Statements of Changes in Net Assets, plus $(1,428,834) Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$303,366,639, as reported in the Statements of Changes in Net Assets, plus $(28,820,829) Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since November 3, 2025.
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
7. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal
LVIP Franklin Templeton Core Bond Fund-34

LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Core Bond Fund-35

LVIP Franklin Templeton Multi-Factor Funds
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Franklin Templeton Multi-Factor Funds

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.14%
Australia–5.38%
Aristocrat Leisure Ltd.	265,521	$11,252,113
BHP Group Ltd.	474,651	19,780,100
Brambles Ltd.	178,239	2,406,598
Cochlear Ltd.	7,355	617,789
Coles Group Ltd.	147,682	2,487,477
Commonwealth Bank of Australia	26,099	2,974,351
Computershare Ltd.	46,040	1,219,274
Fortescue Ltd.	488,409	6,500,860
Pro Medicus Ltd.	15,105	2,135,447
QBE Insurance Group Ltd.	30,993	539,127
Stockland	284,590	802,543
Telstra Group Ltd.	483,844	1,696,777
Wesfarmers Ltd.	36,446	2,280,909
Woolworths Group Ltd.	29,840	824,476
		55,517,841
Austria–0.56%
Erste Group Bank AG	8,619	1,153,549
OMV AG	27,648	1,737,443
Raiffeisen Bank International AG	45,235	2,891,736
		5,782,728
Belgium–0.23%
Ageas SA	29,429	2,354,635
		2,354,635
China–0.30%
Yangzijiang Shipbuilding Holdings Ltd.	1,160,300	3,078,048
		3,078,048
Denmark–1.29%
Novo Nordisk AS Class B	204,654	9,828,901
Pandora AS	30,436	3,496,685
		13,325,586
Finland–1.19%
Kone OYJ Class B	48,475	2,757,500
Nokia OYJ	448,993	5,987,870
Nordea Bank Abp	55,111	1,045,836
Wartsila OYJ Abp	65,710	2,509,607
		12,300,813
France–9.68%
Airbus SE	5,413	1,204,347
AXA SA	160,661	8,050,629
BNP Paribas SA	130,952	15,294,296
Credit Agricole SA	460,166	9,255,352
Danone SA	43,208	3,531,749
Eiffage SA	7,428	1,095,668
EssilorLuxottica SA	5,664	1,063,538
Hermes International SCA	1,904	3,481,833
Ipsen SA	6,472	1,247,278
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Klepierre SA	83,312	$3,481,904
L'Oreal SA	28,566	12,522,097
LVMH Moet Hennessy Louis Vuitton SE	11,627	6,430,430
Rexel SA	41,706	1,827,161
Safran SA	40,954	16,139,180
Sanofi SA	54,583	4,667,041
Schneider Electric SE	7,412	2,425,396
Societe Generale SA	79,096	7,000,795
TotalEnergies SE	14,366	1,110,858
		99,829,552
Germany–7.82%
adidas AG	9,823	2,015,969
Allianz SE	22,644	10,718,490
Continental AG	61,565	5,094,202
Deutsche Bank AG	135,059	4,574,042
Deutsche Lufthansa AG	150,771	1,727,662
Deutsche Post AG	195,440	11,882,055
Deutsche Telekom AG	210,898	5,749,982
GEA Group AG	29,118	1,999,413
Infineon Technologies AG	10,047	946,446
Knorr-Bremse AG	25,821	3,004,523
Mercedes-Benz Group AG	35,334	1,777,253
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,405	1,343,097
Rational AG	1,401	1,026,353
Rheinmetall AG	1,412	1,606,548
RWE AG	164,231	10,620,819
SAP SE	52,011	8,017,399
Siemens AG	12,986	4,175,090
Siemens Energy AG	23,192	4,421,357
		80,700,700
Hong Kong–1.85%
AIA Group Ltd.	397,400	3,638,289
CK Asset Holdings Ltd.	382,500	2,160,914
CK Hutchison Holdings Ltd.	14	119
Hong Kong Exchanges & Clearing Ltd.	54,800	2,549,677
Jardine Matheson Holdings Ltd.	30,000	1,850,029
SITC International Holdings Co. Ltd.	473,000	1,897,464
Sun Hung Kai Properties Ltd.	75,500	1,086,695
Techtronic Industries Co. Ltd.	110,000	1,830,571
WH Group Ltd.	3,800,365	4,029,583
		19,043,341
Ireland–1.04%
AerCap Holdings NV	60,793	8,862,403
LVIP Franklin Templeton Multi-Factor Funds-1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
AIB Group PLC	160,236	$1,883,171
		10,745,574
Israel–0.67%
Bank Hapoalim BM	51,063	1,177,791
Bank Leumi Le-Israel BM	136,477	3,054,163
†Check Point Software Technologies Ltd.	20,421	2,683,932
		6,915,886
Italy–3.39%
Banca Mediolanum SpA	104,723	2,609,832
Enel SpA	490,009	5,620,593
Intesa Sanpaolo SpA	156,715	1,077,147
Leonardo SpA	148,484	7,972,155
Poste Italiane SpA	156,968	5,138,099
Prysmian SpA	23,841	4,013,467
†Telecom Italia SpA	87,659	798,155
UniCredit SpA	72,919	6,534,909
Unipol Assicurazioni SpA	43,151	1,206,091
		34,970,448
Japan–23.79%
Advantest Corp.	48,900	10,060,114
AGC, Inc.	81,200	3,508,599
Aisin Corp.	63,000	855,331
Asahi Kasei Corp.	222,300	2,472,440
Asics Corp.	115,700	3,146,889
Astellas Pharma, Inc.	583,900	7,810,633
Bandai Namco Holdings, Inc.	45,900	1,064,012
Chubu Electric Power Co., Inc.	194,700	3,678,730
Chugai Pharmaceutical Co. Ltd.	20,000	923,864
Daifuku Co. Ltd.	25,100	1,111,930
Daito Trust Construction Co. Ltd.	133,600	2,552,194
Daiwa House Industry Co. Ltd.	143,700	3,893,797
Disco Corp.	4,300	2,237,004
ENEOS Holdings, Inc.	148,700	1,100,731
Fuji Electric Co. Ltd.	16,900	1,431,509
Fujikura Ltd.	66,600	2,640,148
Furukawa Electric Co. Ltd.	73,000	2,195,634
Hitachi Ltd.	155,000	4,289,794
Hoya Corp.	32,600	5,258,422
Idemitsu Kosan Co. Ltd.	491,900	3,633,822
Japan Post Holdings Co. Ltd.	298,200	4,008,153
Kansai Electric Power Co., Inc.	348,000	4,917,885
KDDI Corp.	104,100	1,748,641
†Kioxia Holdings Corp.	14,000	8,137,217
Kirin Holdings Co. Ltd.	60,300	1,039,945
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Komatsu Ltd.	118,300	$4,619,315
Konami Group Corp.	15,000	1,643,204
Kubota Corp.	148,800	2,489,794
Lasertec Corp.	8,700	2,763,453
Makita Corp.	29,600	1,064,452
Marubeni Corp.	80,800	2,355,609
Mitsubishi Chemical Group Corp.	499,200	3,502,856
Mitsubishi Electric Corp.	158,700	5,820,241
Mitsubishi Heavy Industries Ltd.	35,700	811,200
Mitsubishi UFJ Financial Group, Inc.	1,008,500	20,092,271
Mitsui & Co. Ltd.	19,900	555,667
Mizuho Financial Group, Inc.	65,700	3,155,492
MS&AD Insurance Group Holdings, Inc.	194,000	5,028,470
Murata Manufacturing Co. Ltd.	81,900	5,879,171
NEC Corp.	80,600	1,945,869
Nintendo Co. Ltd.	15,400	647,416
Nitto Denko Corp.	246,100	4,841,715
Nomura Holdings, Inc.	258,200	2,266,978
Olympus Corp.	96,300	1,008,375
ORIX Corp.	308,000	11,732,183
Osaka Gas Co. Ltd.	73,000	2,459,619
Panasonic Holdings Corp.	61,000	1,716,136
Recruit Holdings Co. Ltd.	178,800	12,440,713
Ryohin Keikaku Co. Ltd.	41,900	915,851
SCREEN Holdings Co. Ltd.	23,600	2,647,373
Shin-Etsu Chemical Co. Ltd.	123,500	5,383,299
Shionogi & Co. Ltd.	114,000	1,947,862
SMC Corp.	1,800	804,755
SoftBank Group Corp.	99,300	3,683,362
Sompo Holdings, Inc.	118,400	4,498,049
Sumitomo Corp.	560,800	5,390,224
Sumitomo Electric Industries Ltd.	190,800	3,540,699
Sumitomo Mitsui Financial Group, Inc.	37,300	1,462,124
Sumitomo Realty & Development Co. Ltd.	37,200	863,680
Suzuki Motor Corp.	199,600	2,414,307
TDK Corp.	118,400	2,656,223
Tokio Marine Holdings, Inc.	84,900	3,732,952
Tokyo Electron Ltd.	26,100	12,654,684
Tokyo Gas Co. Ltd.	25,300	958,004
Toyota Motor Corp.	352,000	5,896,878
Yokogawa Electric Corp.	96,300	3,384,288
		245,392,251
LVIP Franklin Templeton Multi-Factor Funds-2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Macau–0.07%
Sands China Ltd.	423,600	$706,782
		706,782
Mexico–0.41%
Fresnillo PLC	116,069	4,226,914
		4,226,914
Netherlands–6.56%
†Argenx SE	10,007	9,270,685
ASML Holding NV	21,109	41,799,522
Heineken Holding NV	51,409	3,914,796
ING Groep NV	35,606	1,123,487
Koninklijke Ahold Delhaize NV	178,549	7,185,235
Koninklijke KPN NV	173,119	854,996
NN Group NV	12,472	1,093,406
Prosus NV	23,856	1,036,629
Wolters Kluwer NV	20,882	1,350,222
		67,628,978
New Zealand–0.14%
Fisher & Paykel Healthcare Corp. Ltd. Class C	67,512	1,499,742
		1,499,742
Norway–0.96%
Equinor ASA	57,532	1,814,178
Norsk Hydro ASA	121,388	1,098,413
Orkla ASA	78,916	829,695
Telenor ASA	208,768	2,990,686
Yara International ASA	71,350	3,137,816
		9,870,788
Portugal–0.19%
Galp Energia SGPS SA	54,081	1,146,188
Jeronimo Martins SGPS SA	41,167	788,434
		1,934,622
Singapore–0.83%
DBS Group Holdings Ltd.	21,800	1,103,838
Singapore Exchange Ltd.	336,800	6,283,824
Singapore Technologies Engineering Ltd.	141,800	1,142,106
		8,529,768
Spain–5.20%
Aena SME SA	180,868	5,511,522
Banco Bilbao Vizcaya Argentaria SA	390,314	9,826,857
Banco Santander SA	633,894	8,798,350
CaixaBank SA	406,646	5,761,428
Endesa SA	125,739	5,713,096
Iberdrola SA	305,533	7,604,586
Industria de Diseno Textil SA	15,552	980,279
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Naturgy Energy Group SA	65,547	$2,054,518
Repsol SA	294,679	7,362,438
		53,613,074
Sweden–2.37%
Atlas Copco AB Class B	61,606	1,092,154
Boliden AB	33,383	1,886,256
Epiroc AB Class B	46,212	1,072,561
H & M Hennes & Mauritz AB Class B	86,851	1,493,996
Industrivarden AB Class A	33,825	1,897,717
Sandvik AB	77,366	3,194,841
†Spotify Technology SA	9,961	4,573,394
Swedbank AB Class A	30,465	1,138,046
Telefonaktiebolaget LM Ericsson Class B	723,197	8,110,432
		24,459,397
Switzerland–10.17%
ABB Ltd.	103,175	11,223,298
Avolta AG	15,894	1,061,830
Cie Financiere Richemont SA Class A	15,421	3,559,604
Coca-Cola HBC AG Class DI	61,505	4,009,254
Geberit AG	6,662	4,445,662
Holcim AG	49,655	4,477,027
Logitech International SA	24,283	2,277,952
Nestle SA	223,605	22,934,078
Novartis AG	132,268	20,672,470
Partners Group Holding AG	933	764,205
Roche Holding AG	42,394	17,427,591
Schindler Holding AG	12,518	4,149,672
Sonova Holding AG	3,884	921,840
UBS Group AG	89,628	4,442,063
VAT Group AG	2,939	2,577,269
		104,943,815
Thailand–0.14%
†Sea Ltd. ADR	15,200	1,456,616
		1,456,616
United Kingdom–13.91%
3i Group PLC	327,002	10,753,092
Airtel Africa PLC	213,229	926,967
AstraZeneca PLC	29,452	5,498,812
BAE Systems PLC	141,539	3,468,643
Barclays PLC	2,002,276	13,417,251
Centrica PLC	340,552	771,773
Compass Group PLC	116,978	3,779,481
Endeavour Mining PLC	55,662	2,726,381
GSK PLC	354,490	9,306,382
HSBC Holdings PLC (London Shares)	1,087,149	20,557,214
LVIP Franklin Templeton Multi-Factor Funds-3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Imperial Brands PLC	59,621	$2,203,523
InterContinental Hotels Group PLC	7,296	1,254,055
International Consolidated Airlines Group SA Class DI	1,154,177	7,326,874
Kingfisher PLC	226,946	852,107
Lloyds Banking Group PLC	731,718	1,070,889
NatWest Group PLC	873,186	7,704,948
Next PLC	42,423	8,185,211
RELX PLC	90,938	2,874,078
Rio Tinto PLC	30,808	2,914,584
Rolls-Royce Holdings PLC	447,215	8,572,949
Sage Group PLC	244,188	2,649,210
Shell PLC	194,606	7,561,412
Smith & Nephew PLC	235,555	3,404,286
Standard Chartered PLC	149,235	4,035,695
Unilever PLC	154,746	9,295,217
Vodafone Group PLC	1,757,779	2,326,528
		143,437,562
Total Common Stock (Cost $739,698,667)		1,012,265,461
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCK–0.10%
Germany–0.10%
Henkel AG & Co. KGaA 2.82%	11,821	$994,142
Total Preferred Stock (Cost $962,783)		994,142

MONEY MARKET FUND–1.23%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	12,626,553	12,626,553
Total Money Market Fund (Cost $12,626,553)		12,626,553

TOTAL INVESTMENTS–99.47% (Cost $753,288,003)	1,025,886,156
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.53%	5,503,476
NET ASSETS APPLICABLE TO 88,833,082 SHARES OUTSTANDING–100.00%	$1,031,389,632
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND STANDARD CLASS ($891,156,629 / 76,745,485 Shares)	$11.612
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND SERVICE CLASS ($140,233,003 / 12,087,597 Shares)	$11.601
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$681,848,962
Distributable earnings/(accumulated loss)	349,540,670
TOTAL NET ASSETS	$1,031,389,632

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $505,165 cash collateral held at broker for futures contracts, $50,809 variation margin due from broker on futures contracts,
$273,330 payable for fund shares redeemed, $37,144 other accrued expenses payable, $321,732 due to manager and affiliates, $16,408 payable for audit fee and $17,292 payable for fund accounting fee as of June 30, 2026.

LVIP Franklin Templeton Multi-Factor Funds-4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
90	ICE U.S. mini MSCI EAFE Index Futures	$14,153,850	$14,293,986	9/18/26	$—	$(140,136)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.10%
Brazil–2.71%
Ambev SA	599,700	$1,891,234
B3 SA - Brasil Bolsa Balcao	541,800	1,523,921
CPFL Energia SA	94,400	816,855
Petroleo Brasileiro SA - Petrobras	786,376	5,753,525
Porto Seguro SA	47,300	484,884
Raia Drogasil SA	270,700	879,383
TIM SA	212,700	905,220
Vale SA	245,200	3,701,535
WEG SA	162,182	1,473,753
		17,430,310
Chile–0.31%
Banco de Chile	4,936,986	966,551
Banco Santander Chile	3,156,788	258,510
Plaza SA	191,541	789,462
		2,014,523
China–17.91%
AAC Technologies Holdings, Inc.	196,000	1,074,078
Agricultural Bank of China Ltd. Class A	1,351,100	1,207,871
Alibaba Group Holding Ltd.	756,100	9,064,468
Aluminum Corp. of China Ltd. Class H	956,000	918,162
Anker Innovations Technology Co. Ltd. Class A	113,300	1,751,306
Avary Holding Shenzhen Co. Ltd. Class A	23,900	374,391
Bank of Beijing Co. Ltd. Class A	333,240	240,743
Bank of Ningbo Co. Ltd. Class A	92,300	403,993
Bank of Shanghai Co. Ltd. Class A	216,200	276,567
Beijing Kingsoft Office Software, Inc. Class A	7,539	238,314
BOE Technology Group Co. Ltd. Class A	911,400	1,172,151
China CITIC Bank Corp. Ltd. Class H	3,340,617	2,835,852
China Construction Bank Corp. Class H	7,314,000	7,544,038
China Everbright Bank Co. Ltd. Class A	731,400	311,809
China Life Insurance Co. Ltd. Class H	534,000	1,827,728
China Nonferrous Mining Corp. Ltd.	540,000	784,468
China Oilfield Services Ltd. Class H	332,000	263,923
China Petroleum & Chemical Corp. Class A	354,100	232,269
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Resources Beer Holdings Co. Ltd.	427,500	$1,164,378
China Resources Land Ltd.	555,500	2,134,121
China Taiping Insurance Holdings Co. Ltd.	129,200	298,608
CITIC Securities Co. Ltd. Class A	192,275	816,354
CMOC Group Ltd. Class A	262,900	686,264
Contemporary Amperex Technology Co. Ltd. Class A	15,640	909,146
CSPC Pharmaceutical Group Ltd.	1,876,000	1,675,746
Foxconn Industrial Internet Co. Ltd. Class A	173,900	1,872,961
GF Securities Co. Ltd. Class A	93,000	321,721
Great Wall Motor Co. Ltd. Class H	591,000	663,880
Haidilao International Holding Ltd.	439,000	596,376
Hithink RoyalFlush Information Network Co. Ltd. Class A	11,900	424,794
Huaneng Power International, Inc. Class H	1,052,000	735,803
Huatai Securities Co. Ltd. Class A	122,500	373,488
Hygon Information Technology Co. Ltd. Class A	27,226	1,496,043
Iflytek Co. Ltd. Class A	38,700	234,022
Industrial & Commercial Bank of China Ltd. Class H	4,917,627	4,039,760
Industrial Bank Co. Ltd. Class A	311,200	759,960
†Innovent Biologics, Inc.	122,000	1,242,740
†JD Logistics, Inc.	498,900	750,875
JD.com, Inc. Class A	203,053	2,586,976
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	250,900	1,930,187
Kanzhun Ltd. ADR	68,900	886,743
Kuaishou Technology	229,700	1,231,166
Lenovo Group Ltd.	1,380,000	4,094,879
NARI Technology Co. Ltd. Class A	126,600	427,387
NetEase, Inc.	223,432	5,738,126
Nongfu Spring Co. Ltd. Class H	512,600	2,601,716
People's Insurance Co. Group of China Ltd. Class H	1,958,000	1,175,249
LVIP Franklin Templeton Multi-Factor Funds-6

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
PetroChina Co. Ltd. Class H	4,384,000	$4,731,480
PICC Property & Casualty Co. Ltd. Class H	1,815,106	3,330,756
=Piotech, Inc. Class A	4,576	583,772
†Qinghai Salt Lake Industry Co. Ltd. Class A	79,200	354,591
Sany Heavy Industry Co. Ltd. Class A	133,600	341,446
Seres Group Co. Ltd. Class A	24,900	225,499
Shengyi Technology Co. Ltd. Class A	38,300	988,228
Shennan Circuits Co. Ltd. Class A	16,000	1,088,448
Shenzhen Transsion Holdings Co. Ltd. Class A	78,353	684,401
Sinotruk Hong Kong Ltd.	141,000	696,820
Sungrow Power Supply Co. Ltd. Class A	32,000	750,806
Suzhou TFC Optical Communication Co. Ltd. Class A	4,520	205,785
Tencent Holdings Ltd.	302,200	16,676,164
Tencent Music Entertainment Group ADR	97,100	810,785
Tingyi Cayman Islands Holding Corp.	538,000	670,834
†Trip.com Group Ltd.	26,150	1,039,730
Vipshop Holdings Ltd. ADR	77,858	1,032,397
Weichai Power Co. Ltd. Class A	179,400	727,414
Wuliangye Yibin Co. Ltd. Class A	26,400	288,332
†Wuxi Biologics Cayman, Inc.	221,000	982,910
XCMG Construction Machinery Co. Ltd. Class A	181,000	216,729
†Xiaomi Corp. Class B	347,000	963,796
Yum China Holdings, Inc.	75,766	3,093,726
Yutong Bus Co. Ltd. Class A	146,800	581,014
Zhongji Innolight Co. Ltd. Class A	8,200	1,561,376
		115,018,839
Colombia–0.06%
Grupo Cibest SA	17,361	396,159
		396,159
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Egypt–0.24%
Commercial International Bank - Egypt (CIB)	585,811	$1,522,314
		1,522,314
Greece–0.14%
Hellenic Telecommunications Organization SA	40,153	891,631
		891,631
Hong Kong–0.56%
Geely Automobile Holdings Ltd.	1,352,000	2,906,433
Guangdong Investment Ltd.	724,000	717,362
		3,623,795
Hungary–0.42%
OTP Bank Nyrt	8,426	1,244,571
Richter Gedeon Nyrt	36,784	1,425,899
		2,670,470
India–10.12%
†Adani Power Ltd.	727,701	1,722,142
Asian Paints Ltd.	85,110	2,371,429
Astral Ltd.	49,924	705,204
Aurobindo Pharma Ltd.	65,277	1,090,102
Bharat Electronics Ltd.	276,699	1,205,949
Bharat Petroleum Corp. Ltd.	400,718	1,289,086
Canara Bank	477,604	634,367
Colgate-Palmolive India Ltd.	40,596	857,585
Divi's Laboratories Ltd.	11,252	782,839
Dr. Reddy's Laboratories Ltd.	80,837	1,164,701
Eicher Motors Ltd.	11,026	825,665
GAIL India Ltd.	580,771	1,066,162
GE Vernova T&D India Ltd.	26,217	1,375,215
Havells India Ltd.	23,206	284,808
HCL Technologies Ltd.	181,825	2,065,258
HDFC Asset Management Co. Ltd.	51,191	1,437,162
HDFC Bank Ltd.	179,299	1,513,186
Hero MotoCorp Ltd.	26,531	1,346,623
Hindalco Industries Ltd.	297,809	3,024,828
Hindustan Petroleum Corp. Ltd.	219,461	918,038
Hitachi Energy India Ltd.	2,153	796,506
ICICI Bank Ltd.	48,773	711,951
Indian Hotels Co. Ltd.	39,883	301,511
Indian Oil Corp. Ltd.	610,545	901,527
Infosys Ltd.	258,046	2,735,799
Larsen & Toubro Ltd.	80,298	3,520,844
Lupin Ltd.	62,753	1,603,921
LVIP Franklin Templeton Multi-Factor Funds-7

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Muthoot Finance Ltd.	30,434	$966,462
Nestle India Ltd.	44,091	654,633
NMDC Ltd.	757,224	682,374
NTPC Ltd.	1,078,430	4,065,854
Oracle Financial Services Software Ltd.	8,210	936,504
Page Industries Ltd.	2,310	1,010,427
Pidilite Industries Ltd.	80,813	1,361,847
Polycab India Ltd.	13,857	1,461,291
Power Finance Corp. Ltd.	370,738	1,664,717
Reliance Industries Ltd.	69,904	957,588
Siemens Energy India Ltd.	21,790	849,713
Solar Industries India Ltd.	7,008	1,386,098
SRF Ltd.	28,256	818,896
Supreme Industries Ltd.	14,508	484,684
Tata Consultancy Services Ltd.	185,148	3,979,473
Tata Motors Passenger Vehicles Ltd.	520,903	1,942,936
Tech Mahindra Ltd.	136,914	2,037,898
Union Bank of India Ltd.	366,584	669,003
†Vedanta Aluminium Metal Ltd.	311,565	1,476,086
†Vedanta Iron & Steel Ltd.	320,284	119,305
Vedanta Ltd.	320,284	953,703
†Vedanta Oil & Gas Ltd.	320,284	109,086
†Vedanta Power Ltd.	320,284	136,290
		64,977,276
Indonesia–0.82%
Astra International Tbk. PT	5,440,300	1,375,288
Bank Mandiri Persero Tbk. PT	6,455,500	1,392,367
Telkom Indonesia Persero Tbk. PT	12,317,700	1,636,176
United Tractors Tbk. PT	661,300	850,666
		5,254,497
Ireland–0.56%
†PDD Holdings, Inc. ADR	46,800	3,569,904
		3,569,904
Kuwait–0.15%
Mobile Telecommunications Co. KSCP	491,812	968,384
		968,384
Malaysia–0.46%
Petronas Gas Bhd.	184,500	790,941
Press Metal Aluminium Holdings Bhd.	295,500	557,754
Public Bank Bhd.	555,200	654,506
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
RHB Bank Bhd.	457,200	$929,449
		2,932,650
Mexico–1.49%
America Movil SAB de CV	277,400	360,561
Cemex SAB de CV	3,423,667	4,111,337
Grupo Aeroportuario del Centro Norte SAB de CV	71,300	1,007,761
Grupo Financiero Banorte SAB de CV Class O	134,000	1,419,116
Grupo Mexico SAB de CV	83,100	939,083
Industrias Penoles SAB de CV	22,905	999,752
Promotora y Operadora de Infraestructura SAB de CV	47,440	753,533
		9,591,143
Peru–0.71%
Credicorp Ltd.	11,634	4,532,374
		4,532,374
Philippines–0.74%
Ayala Land, Inc.	1,630,500	393,944
International Container Terminal Services, Inc.	242,040	3,521,969
Metropolitan Bank & Trust Co.	474,510	503,880
SM Prime Holdings, Inc.	1,236,400	365,066
		4,784,859
Poland–1.06%
ORLEN SA	110,078	3,701,209
†PGE Polska Grupa Energetyczna SA	221,038	555,742
Powszechny Zaklad Ubezpieczen SA	145,853	2,548,715
		6,805,666
Qatar–0.48%
Qatar National Bank QPSC	644,446	3,056,495
		3,056,495
Republic of Korea–26.00%
APR Corp.	6,210	1,558,137
DB Insurance Co. Ltd.	12,334	1,074,681
Hana Financial Group, Inc.	59,715	4,460,348
HD Hyundai Co. Ltd.	13,766	1,792,780
HD Hyundai Electric Co. Ltd.	3,329	2,135,491
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,489	1,937,342
Hyosung Heavy Industries Corp.	197	447,701
Hyundai Mobis Co. Ltd.	8,718	2,871,119
LVIP Franklin Templeton Multi-Factor Funds-8

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hyundai Rotem Co. Ltd.	8,814	$993,300
Industrial Bank of Korea	70,079	905,648
KB Financial Group, Inc.	49,305	5,101,450
Kia Corp.	42,561	3,844,009
Korea Electric Power Corp.	146,170	3,522,000
Korea Investment Holdings Co. Ltd.	10,967	1,588,630
Korean Air Lines Co. Ltd.	54,100	969,620
LG Electronics, Inc.	15,568	2,075,473
LG Uplus Corp.	194,277	1,754,038
†Meritz Financial Group, Inc.	19,846	1,363,164
NAVER Corp.	2,361	306,348
Posco International Corp.	8,270	262,357
Samsung Electro-Mechanics Co. Ltd.	1,468	2,126,015
Samsung Electronics Co. Ltd.	235,306	52,213,722
Shinhan Financial Group Co. Ltd.	85,390	5,353,921
SK Hynix, Inc.	29,913	52,783,947
SK Square Co. Ltd.	7,515	8,498,417
SK Telecom Co. Ltd.	44,758	2,550,976
SK, Inc.	2,705	1,483,322
Woori Financial Group, Inc.	159,878	3,019,521
		166,993,477
Russia–0.00%
=†πSeverstal PAO	283,840	0
=†πSurgutneftegas PAO	11,590,970	0
		0
Saudi Arabia–1.56%
Al Rajhi Bank	47,117	826,528
Arabian Internet & Communications Services Co.	6,507	353,934
Banque Saudi Fransi	77,047	397,949
Jarir Marketing Co.	154,411	688,763
Mouwasat Medical Services Co.	25,712	436,337
Riyad Bank	466,214	2,471,340
SABIC Agri-Nutrients Co.	54,403	1,792,192
SAL Saudi Logistics Services	9,454	453,210
Saudi National Bank	182,774	1,881,530
Saudi Tadawul Group Holding Co.	21,021	740,200
		10,041,983
South Africa–1.76%
Absa Group Ltd.	52,465	730,969
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Clicks Group Ltd.	56,866	$789,701
FirstRand Ltd.	362,406	2,154,102
Harmony Gold Mining Co. Ltd.	142,385	2,178,619
MTN Group Ltd.	124,896	1,739,455
Sanlam Ltd.	282,238	1,520,260
†Sasol Ltd.	23,892	236,009
Shoprite Holdings Ltd.	22,820	411,275
Standard Bank Group Ltd.	77,342	1,526,744
		11,287,134
Taiwan–25.52%
Accton Technology Corp.	46,000	3,669,059
Advantech Co. Ltd.	21,000	327,620
Airtac International Group	10,000	423,885
Asia Vital Components Co. Ltd.	39,101	3,162,888
ASPEED Technology, Inc.	4,000	2,110,633
†Asustek Computer, Inc.	63,000	1,398,135
Bizlink Holding, Inc.	42,000	2,573,768
Cathay Financial Holding Co. Ltd.	736,000	2,282,478
Chroma ATE, Inc.	12,000	833,922
Delta Electronics, Inc.	126,850	7,966,656
Elite Material Co. Ltd.	2,000	345,761
eMemory Technology, Inc.	8,000	753,527
Evergreen Marine Corp. Taiwan Ltd.	41,000	238,037
Hon Hai Precision Industry Co. Ltd.	971,000	7,748,280
International Games System Co. Ltd. Class C	60,000	1,494,426
KGI Financial Holding Co. Ltd.	3,810,000	3,461,669
Lotes Co. Ltd.	5,000	337,228
MediaTek, Inc.	97,000	13,217,674
Nan Ya Plastics Corp.	218,000	1,160,420
Novatek Microelectronics Corp.	145,000	2,452,202
PharmaEssentia Corp.	67,000	2,829,708
Realtek Semiconductor Corp.	105,000	2,680,072
Taiwan Semiconductor Manufacturing Co. Ltd.	1,210,322	95,482,606
†United Microelectronics Corp.	1,031,000	5,530,078
Yuanta Financial Holding Co. Ltd.	215,000	447,167
Zhen Ding Technology Holding Ltd.	48,000	966,851
		163,894,750
Thailand–1.13%
Advanced Info Service PCL	251,900	2,790,603
Bumrungrad Hospital PCL	149,100	848,057
LVIP Franklin Templeton Multi-Factor Funds-9

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Central Pattana PCL	262,100	$531,101
Delta Electronics Thailand PCL	162,200	1,586,821
Kasikornbank PCL	81,200	533,985
Krung Thai Bank PCL	832,100	955,133
		7,245,700
Turkey–0.37%
Aselsan Elektronik Sanayi Ve Ticaret AS	146,956	1,086,900
Turk Hava Yollari AO	137,333	962,889
Turkiye Is Bankasi AS Class C	1,017,215	323,639
		2,373,428
United Arab Emirates–1.21%
Abu Dhabi Islamic Bank PJSC	54,563	307,501
ADNOC Drilling Co. PJSC	846,368	1,320,913
Emaar Development PJSC	250,476	943,692
Emirates NBD Bank PJSC	472,060	3,804,629
First Abu Dhabi Bank PJSC	301,897	1,398,718
		7,775,453
United Kingdom–0.23%
Anglogold Ashanti PLC	18,269	1,472,633
		1,472,633
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–0.38%
†BeOne Medicines Ltd. Class H	111,600	$2,432,414
		2,432,414
Total Common Stock (Cost $376,547,910)		623,558,261
ΔPREFERRED STOCKS–1.61%
Brazil–1.61%
Gerdau SA 3.27%	71,862	289,547
Itau Unibanco Holding SA 8.18%	771,724	6,320,534
Itausa SA 9.78%	1,447,026	3,756,106
Total Preferred Stocks (Cost $6,684,884)		10,366,187

MONEY MARKET FUND–0.83%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.58%)	5,330,840	5,330,840
Total Money Market Fund (Cost $5,330,840)		5,330,840

TOTAL INVESTMENTS–99.54% (Cost $388,563,634)	639,255,288
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	2,932,886
NET ASSETS APPLICABLE TO 50,118,136 SHARES OUTSTANDING–100.00%	$642,188,174
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND STANDARD CLASS ($487,434,605 / 38,034,490 Shares)	$12.816
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND SERVICE CLASS ($154,753,569 / 12,083,646 Shares)	$12.807
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$525,218,373
Distributable earnings/(accumulated loss)	116,969,801
TOTAL NET ASSETS	$642,188,174

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP Franklin Templeton Multi-Factor Funds-10

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $0, which represented
0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PAO	2/4/2022	5,050,556	0
Total		$8,211,866	$0

★Includes $684,380 cash collateral held at broker for futures contracts, $143,549 variation margin due from broker on futures contracts,
$628,438 payable for fund shares redeemed, $87,316 other accrued expenses payable, $225,883 due to manager and affiliates, $852,875 foreign capital gain taxes payable, $16,408 payable for audit fee and $12,570 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
120	ICE U.S. MSCI Emerging Markets Index Futures	$10,543,800	$10,397,633	9/18/26	$146,167	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
PAO–Public Joint Stock Company
PJSC–Public Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-11

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.59%
Aerospace & Defense–2.26%
General Dynamics Corp.	28,002	$9,919,428
General Electric Co.	5,741	2,145,584
†Honeywell Aerospace, Inc.	6,248	1,381,308
Howmet Aerospace, Inc.	16,397	4,408,497
Huntington Ingalls Industries, Inc.	10,826	3,030,089
L3Harris Technologies, Inc.	8,171	2,374,411
Lockheed Martin Corp.	13,409	6,831,349
Northrop Grumman Corp.	5,060	2,577,109
RTX Corp.	28,268	5,363,288
Textron, Inc.	50,599	4,641,446
		42,672,509
Air Freight & Logistics–1.27%
CH Robinson Worldwide, Inc.	10,005	1,884,342
FedEx Corp.	64,775	20,282,996
United Parcel Service, Inc. Class B	17,688	1,901,460
		24,068,798
Automobiles–2.46%
Ford Motor Co.	143,657	1,996,832
General Motors Co.	187,752	14,471,924
†Tesla, Inc.	71,198	29,945,879
		46,414,635
Banks–2.85%
Bank of America Corp.	164,799	9,390,247
Citigroup, Inc.	62,895	8,802,784
JPMorgan Chase & Co.	77,920	25,505,554
PNC Financial Services Group, Inc.	8,253	2,032,054
U.S. Bancorp	47,823	2,888,509
Wells Fargo & Co.	64,116	5,298,546
		53,917,694
Beverages–0.67%
Coca-Cola Co.	24,055	1,954,950
†Monster Beverage Corp.	65,238	6,270,676
PepsiCo, Inc.	32,372	4,383,169
		12,608,795
Biotechnology–2.70%
AbbVie, Inc.	70,324	17,696,332
†Biogen, Inc.	9,531	2,059,268
Gilead Sciences, Inc.	74,009	9,350,297
†Incyte Corp.	18,689	2,118,585
Regeneron Pharmaceuticals, Inc.	22,282	13,893,718
†Vertex Pharmaceuticals, Inc.	12,078	5,999,505
		51,117,705
Broadline Retail–3.58%
†Amazon.com, Inc.	283,895	67,663,534
		67,663,534
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.38%
Johnson Controls International PLC	12,852	$1,877,806
Masco Corp.	29,452	2,396,509
Trane Technologies PLC	6,066	2,979,377
		7,253,692
Capital Markets–3.83%
Ameriprise Financial, Inc.	8,631	3,959,558
Bank of New York Mellon Corp.	108,788	15,731,833
Blackrock, Inc.	1,610	1,548,112
Charles Schwab Corp.	47,874	4,417,334
CME Group, Inc.	9,521	2,102,522
FactSet Research Systems, Inc.	8,167	1,879,063
Goldman Sachs Group, Inc.	13,199	13,349,073
Moody's Corp.	9,487	4,296,852
Morgan Stanley	59,059	12,345,693
Northern Trust Corp.	11,717	2,036,883
State Street Corp.	63,154	10,710,918
		72,377,841
Chemicals–0.60%
CF Industries Holdings, Inc.	44,764	4,846,150
Linde PLC	3,702	1,921,116
LyondellBasell Industries NV Class A	28,618	1,506,738
Sherwin-Williams Co.	8,824	3,038,280
		11,312,284
Commercial Services & Supplies–0.54%
Cintas Corp.	43,316	7,367,185
Veralto Corp.	31,345	2,779,675
		10,146,860
Communications Equipment–1.82%
†Arista Networks, Inc.	32,263	5,480,838
†Ciena Corp.	27,177	13,331,949
Cisco Systems, Inc.	132,030	15,508,244
		34,321,031
Construction & Engineering–0.27%
Comfort Systems USA, Inc.	1,128	2,235,640
EMCOR Group, Inc.	3,518	2,919,518
		5,155,158
Construction Materials–0.15%
CRH PLC	26,288	2,812,816
		2,812,816
Consumer Staples Distribution & Retail–1.37%
Costco Wholesale Corp.	2,164	2,024,357
Kroger Co.	129,730	7,203,907
LVIP Franklin Templeton Multi-Factor Funds-12

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Target Corp.	20,274	$2,647,987
Walmart, Inc.	123,711	14,011,508
		25,887,759
Diversified Telecommunication Services–1.01%
AT&T, Inc.	245,031	5,072,142
Comcast Corp. Class A	224,689	5,516,115
Verizon Communications, Inc.	199,948	8,465,798
		19,054,055
Electric Utilities–1.92%
American Electric Power Co., Inc.	37,509	5,131,606
Duke Energy Corp.	21,206	2,684,256
Edison International	113,306	8,435,632
Exelon Corp.	60,881	2,838,272
FirstEnergy Corp.	40,404	1,920,806
NRG Energy, Inc.	21,150	3,089,169
PG&E Corp.	723,448	12,168,395
		36,268,136
Electrical Equipment–0.29%
GE Vernova, Inc.	3,074	3,611,520
Vertiv Holdings Co. Class A	5,880	1,968,741
		5,580,261
Electronic Equipment, Instruments & Components–0.39%
Amphenol Corp. Class A	15,057	2,654,850
TE Connectivity PLC	12,608	2,541,899
†Zebra Technologies Corp. Class A	8,465	2,228,496
		7,425,245
Entertainment–1.23%
Electronic Arts, Inc.	13,770	2,823,401
†Netflix, Inc.	121,851	8,700,161
Walt Disney Co.	93,009	8,952,116
†Warner Bros Discovery, Inc.	101,715	2,711,722
		23,187,400
Financial Services–3.40%
†Berkshire Hathaway, Inc. Class B	25,961	12,990,624
Mastercard, Inc. Class A	46,003	23,627,141
Visa, Inc. Class A	80,687	27,682,903
		64,300,668
Ground Transportation–0.48%
JB Hunt Transport Services, Inc.	7,952	2,301,547
†Uber Technologies, Inc.	55,894	4,033,311
Union Pacific Corp.	10,432	2,837,504
		9,172,362
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.88%
Abbott Laboratories	41,216	$3,739,940
†Align Technology, Inc.	15,223	2,567,511
GE HealthCare Technologies, Inc.	39,110	2,503,431
†IDEXX Laboratories, Inc.	14,333	7,545,464
†Insulet Corp.	78,997	12,027,293
†Intuitive Surgical, Inc.	7,094	2,821,142
Medtronic PLC	34,674	2,712,547
Stryker Corp.	5,278	1,661,726
		35,579,054
Health Care Providers & Services–1.29%
Cardinal Health, Inc.	12,578	2,988,030
Cencora, Inc.	8,898	2,517,956
†Centene Corp.	49,003	3,145,503
Cigna Group	6,746	1,859,737
CVS Health Corp.	46,452	4,805,459
HCA Healthcare, Inc.	6,443	2,512,061
McKesson Corp.	3,477	2,627,221
UnitedHealth Group, Inc.	5,812	2,415,642
Universal Health Services, Inc. Class B	10,034	1,491,956
		24,363,565
Hotel & Resort REITs–0.45%
Host Hotels & Resorts, Inc.	360,417	8,545,487
		8,545,487
Hotels, Restaurants & Leisure–2.44%
†Airbnb, Inc. Class A	141,843	20,297,733
Booking Holdings, Inc.	69,789	12,439,192
Carnival Corp. Ltd.	69,433	1,983,701
†Chipotle Mexican Grill, Inc.	61,630	2,095,420
Domino's Pizza, Inc.	4,946	1,464,214
Expedia Group, Inc.	13,724	3,511,697
McDonald's Corp.	6,048	1,634,835
Yum! Brands, Inc.	17,263	2,759,663
		46,186,455
Household Durables–0.21%
Garmin Ltd.	8,020	1,905,071
†NVR, Inc.	299	2,037,206
		3,942,277
Household Products–0.93%
Colgate-Palmolive Co.	97,214	8,912,580
Procter & Gamble Co.	58,541	8,584,452
		17,497,032
Independent Power and Renewable Electricity Producers–0.31%
AES Corp.	189,151	2,772,954
Vistra Corp.	19,382	3,074,566
		5,847,520
LVIP Franklin Templeton Multi-Factor Funds-13

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.27%
3M Co.	22,506	$3,643,947
Honeywell International, Inc.	6,249	1,399,039
		5,042,986
Industrial REITs–0.44%
Prologis, Inc.	61,300	8,304,311
		8,304,311
Insurance–1.08%
Allstate Corp.	32,409	7,711,397
Chubb Ltd.	10,021	3,414,556
Erie Indemnity Co. Class A	8,021	1,923,035
Hartford Insurance Group, Inc.	13,156	1,743,433
Travelers Cos., Inc.	17,092	5,642,411
		20,434,832
Interactive Media & Services–8.26%
Alphabet, Inc. Class A	325,493	115,730,814
Meta Platforms, Inc. Class A	71,589	40,325,368
		156,056,182
IT Services–0.35%
Accenture PLC Class A	15,091	1,877,924
International Business Machines Corp.	11,119	3,126,774
VeriSign, Inc.	6,618	1,664,824
		6,669,522
Life Sciences Tools & Services–0.50%
Agilent Technologies, Inc.	15,165	2,014,367
Danaher Corp.	9,191	1,750,702
Thermo Fisher Scientific, Inc.	11,192	5,611,221
		9,376,290
Machinery–1.75%
Caterpillar, Inc.	14,544	15,487,906
Cummins, Inc.	16,572	11,819,316
Illinois Tool Works, Inc.	10,475	2,833,173
Parker-Hannifin Corp.	2,923	2,859,045
		32,999,440
Media–0.26%
†EchoStar Corp. Class A	16,113	1,635,469
Fox Corp. Class B	30,396	1,423,749
Paramount Skydance Corp. Class B	182,281	1,797,291
		4,856,509
Metals & Mining–0.46%
Newmont Corp.	69,808	6,520,067
Nucor Corp.	9,607	2,139,960
		8,660,027
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.55%
Ameren Corp.	17,591	$1,988,486
Consolidated Edison, Inc.	76,055	8,413,965
		10,402,451
Oil, Gas & Consumable Fuels–2.42%
APA Corp.	98,041	3,193,196
Chevron Corp.	14,230	2,358,765
ConocoPhillips	15,453	1,606,494
Devon Energy Corp.	152,785	6,313,076
EOG Resources, Inc.	62,063	8,051,433
Exxon Mobil Corp.	145,373	19,875,397
Marathon Petroleum Corp.	7,732	1,976,840
Valero Energy Corp.	9,060	2,359,586
		45,734,787
Passenger Airlines–0.15%
†United Airlines Holdings, Inc.	20,436	2,779,092
		2,779,092
Pharmaceuticals–2.83%
Bristol-Myers Squibb Co.	71,911	4,143,512
Eli Lilly & Co.	21,993	26,379,064
Johnson & Johnson	55,248	14,031,335
Merck & Co., Inc.	34,402	4,420,657
Pfizer, Inc.	103,271	2,486,766
Viatris, Inc.	131,263	2,084,456
		53,545,790
Real Estate Management & Development–0.14%
†CBRE Group, Inc. Class A	19,473	2,622,818
		2,622,818
Residential REITs–0.10%
Essex Property Trust, Inc.	6,539	1,906,707
		1,906,707
Retail REITs–0.36%
Federal Realty Investment Trust	15,044	1,857,031
Regency Centers Corp.	23,373	1,863,763
Simon Property Group, Inc.	13,986	3,127,969
		6,848,763
Semiconductors & Semiconductor Equipment–19.98%
†Advanced Micro Devices, Inc.	41,188	23,926,521
Applied Materials, Inc.	21,216	15,339,168
Broadcom, Inc.	141,860	53,587,615
†Intel Corp.	103,067	14,391,245
KLA Corp.	43,640	13,166,624
Lam Research Corp.	76,439	33,123,312
Micron Technology, Inc.	45,564	52,594,070
NVIDIA Corp.	747,813	149,629,903
NXP Semiconductors NV	6,555	1,842,152
†ON Semiconductor Corp.	17,106	1,617,201
LVIP Franklin Templeton Multi-Factor Funds-14

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	64,521	$11,922,836
Teradyne, Inc.	7,904	3,824,271
Texas Instruments, Inc.	9,086	2,708,264
		377,673,182
Software–7.10%
†Adobe, Inc.	57,256	11,738,625
†AppLovin Corp. Class A	11,850	6,105,475
†Autodesk, Inc.	12,137	2,359,676
†Cadence Design Systems, Inc.	2,427	910,902
†Datadog, Inc. Class A	8,188	2,131,828
Dell Technologies, Inc. Class C	9,895	4,269,297
†Fair Isaac Corp.	1,813	2,166,136
†Fortinet, Inc.	48,715	7,483,598
Intuit, Inc.	10,942	2,855,862
Microsoft Corp.	208,806	77,888,814
Oracle Corp.	45,514	6,670,077
†Palantir Technologies, Inc. Class A	68,611	8,004,845
Salesforce, Inc.	10,809	1,693,338
		134,278,473
Specialized REITs–0.43%
VICI Properties, Inc.	305,288	8,105,396
		8,105,396
Specialty Retail–1.45%
Best Buy Co., Inc.	35,531	2,696,092
Home Depot, Inc.	22,378	7,892,273
Ross Stores, Inc.	12,071	2,569,312
TJX Cos., Inc.	62,403	9,454,055
†Ulta Beauty, Inc.	5,906	2,663,488
Williams-Sonoma, Inc.	9,419	2,195,569
		27,470,789
Technology Hardware, Storage & Peripherals–7.83%
Apple, Inc.	454,062	131,387,380
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Sandisk Corp.	2,456	$5,584,281
Seagate Technology Holdings PLC	4,200	4,053,000
Western Digital Corp.	11,053	7,059,772
		148,084,433
Textiles, Apparel & Luxury Goods–0.31%
†Deckers Outdoor Corp.	17,509	1,738,469
†Lululemon Athletica, Inc.	11,223	1,281,442
Tapestry, Inc.	19,962	2,922,037
		5,941,948
Tobacco–0.92%
Altria Group, Inc.	179,966	12,948,554
Philip Morris International, Inc.	24,773	4,481,683
		17,430,237
Trading Companies & Distributors–0.67%
Fastenal Co.	71,363	3,427,565
United Rentals, Inc.	4,263	4,829,510
WW Grainger, Inc.	3,287	4,471,635
		12,728,710
Total Common Stock (Cost $1,143,960,153)		1,882,634,303

MONEY MARKET FUND–0.38%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	7,136,365	7,136,365
Total Money Market Fund (Cost $7,136,365)		7,136,365

TOTAL INVESTMENTS–99.97% (Cost $1,151,096,518)	1,889,770,668
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	555,217
NET ASSETS APPLICABLE TO 104,331,694 SHARES OUTSTANDING–100.00%	$1,890,325,885
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND STANDARD CLASS ($1,523,399,686 / 83,995,020 Shares)	$18.137
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND SERVICE CLASS ($366,926,199 / 20,336,674 Shares)	$18.043
LVIP Franklin Templeton Multi-Factor Funds-15

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$954,667,391
Distributable earnings/(accumulated loss)	935,658,494
TOTAL NET ASSETS	$1,890,325,885

†Non-income producing.

★Includes $450,818 cash collateral held at broker for futures contracts, $43,465 variation margin due from broker on futures contracts,
$753,283 payable for fund shares redeemed, $27,487 other accrued expenses payable, $590,250 due to manager and affiliates, $16,408 payable for audit fee and $30,940 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
18	CME E-mini S&P 500 Index Futures	$6,793,425	$6,840,568	9/18/26	$—	$(47,143)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-16

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.27%
Aerospace & Defense–2.23%
†AAR Corp.	11,602	$1,658,274
†AeroVironment, Inc.	2,026	334,432
†Astronics Corp.	17,339	1,408,967
Cadre Holdings, Inc.	17,204	490,486
Carpenter Technology Corp.	2,903	1,790,686
Curtiss-Wright Corp.	6,431	4,873,155
†Ducommun, Inc.	8,184	1,515,759
†Intuitive Machines, Inc.	8,762	187,419
†Kratos Defense & Security Solutions, Inc.	53,050	2,645,073
†Mercury Systems, Inc.	13,731	1,679,713
Moog, Inc. Class A	10,819	4,585,525
†Satellogic, Inc. Class A	187,289	1,071,293
†V2X, Inc.	12,821	955,934
		23,196,716
Air Freight & Logistics–0.09%
Hub Group, Inc. Class A	22,219	972,970
		972,970
Automobile Components–0.64%
†Adient PLC	45,494	836,180
BorgWarner, Inc.	40,532	2,691,325
Dana, Inc.	63,417	1,725,576
†Dauch Corp.	81,739	443,025
Lear Corp.	3,516	471,355
Standard Motor Products, Inc.	12,702	494,997
		6,662,458
Automobiles–0.42%
Harley-Davidson, Inc.	57,853	1,415,084
Thor Industries, Inc.	31,094	2,337,025
Winnebago Industries, Inc.	18,140	566,694
		4,318,803
Banks–8.44%
1st Source Corp.	8,952	730,304
Associated Banc-Corp.	27,214	837,375
†Axos Financial, Inc.	28,864	2,811,065
Banc of California, Inc.	25,125	513,304
†Bancorp, Inc.	4,783	299,607
Bank OZK	56,702	2,953,607
BankUnited, Inc.	78,894	3,822,414
Banner Corp.	17,522	1,164,162
BOK Financial Corp.	8,744	1,214,367
Burke & Herbert Financial Services Corp.	8,530	612,966
Business First Bancshares, Inc.	18,043	554,461
Byline Bancorp, Inc.	18,524	697,614
Camden National Corp.	10,898	590,890
Capitol Federal Financial, Inc.	94,992	808,382
Cathay General Bancorp	22,759	1,410,830
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Central Pacific Financial Corp.	16,224	$619,757
City Holding Co.	8,234	1,092,158
Colony Bankcorp, Inc.	23,908	480,312
Community Trust Bancorp, Inc.	9,351	676,638
†Customers Bancorp, Inc.	24,737	1,956,697
CVB Financial Corp.	87,163	1,965,526
Dime Commercial Bancshares, Inc.	30,999	1,260,109
Enterprise Financial Services Corp.	21,382	1,408,646
Financial Institutions, Inc.	7,229	281,714
First Bancorp/Southern Pines NC	21,667	1,385,171
First Commonwealth Financial Corp.	64,870	1,318,807
First Financial Bancorp	56,477	1,910,617
First Financial Corp.	8,345	646,237
First Hawaiian, Inc.	72,615	2,127,619
First Horizon Corp.	84,912	2,177,144
First Merchants Corp.	37,288	1,629,113
FNB Corp.	184,726	3,524,572
Fulton Financial Corp.	100,289	2,425,991
Hanmi Financial Corp.	26,419	855,976
Hingham Institution For Savings	1,707	524,305
Horizon Bancorp, Inc.	10,089	201,578
Independent Bank Corp.	42,625	2,902,275
Mercantile Bank Corp.	9,782	561,682
Metropolitan Bank Holding Corp.	6,653	657,050
Mid Penn Bancorp, Inc.	14,633	509,814
Northfield Bancorp, Inc.	23,865	351,531
OceanFirst Financial Corp.	53,986	1,054,347
OFG Bancorp	33,024	1,620,488
Origin Bancorp, Inc.	16,849	861,826
Orrstown Financial Services, Inc.	12,669	517,275
Pathward Financial, Inc.	12,107	1,054,035
Popular, Inc.	14,581	2,393,909
Preferred Bank	7,445	791,106
Provident Financial Services, Inc.	68,520	1,619,813
QCR Holdings, Inc.	9,626	937,091
Red River Bancshares, Inc.	5,304	484,149
S&T Bancorp, Inc.	15,320	751,906
South Plains Financial, Inc.	11,798	508,317
†Southern First Bancshares, Inc.	15,595	952,854
Southern Missouri Bancorp, Inc.	6,958	530,269
Southstate Bank Corp.	18,164	1,814,584
Stellar Bancorp, Inc.	38,201	1,502,063
Stock Yards Bancorp, Inc.	10,717	819,529
LVIP Franklin Templeton Multi-Factor Funds-17

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
TrustCo Bank Corp.	11,042	$606,316
United Bankshares, Inc.	77,530	3,553,200
Univest Financial Corp.	15,218	665,787
Valley National Bancorp	243,159	3,562,279
WaFd, Inc.	13,508	518,302
Webster Financial Corp.	37,811	2,889,517
Westamerica BanCorp	3,421	200,710
Western Alliance Bancorp	6,053	497,557
WSFS Financial Corp.	16,056	1,231,977
Zions Bancorp NA	45,580	3,153,680
		87,565,273
Biotechnology–9.69%
†ACADIA Pharmaceuticals, Inc.	28,648	724,794
†ADMA Biologics, Inc.	95,715	801,135
†Alkermes PLC	30,798	1,613,661
†AnaptysBio, Inc.	18,952	1,279,260
†Apogee Therapeutics, Inc.	19,642	2,607,083
†Arcutis Biotherapeutics, Inc.	64,184	1,682,904
†Ardelyx, Inc.	176,007	897,636
†Arrowhead Pharmaceuticals, Inc.	56,308	4,589,665
†Aurinia Pharmaceuticals, Inc.	63,052	1,069,992
†Beam Therapeutics, Inc.	16,742	574,585
†Bicara Therapeutics, Inc.	24,425	725,178
†BioCryst Pharmaceuticals, Inc.	60,282	602,820
†Bridgebio Pharma, Inc.	28,154	2,096,910
†Bright Minds Biosciences, Inc.	8,020	563,004
†Capricor Therapeutics, Inc.	19,492	469,367
†CareDx, Inc.	30,989	883,187
†Catalyst Pharmaceuticals, Inc.	64,213	2,018,215
†Celcuity, Inc.	14,549	1,522,116
†CG oncology, Inc.	21,251	1,509,884
†Cogent Biosciences, Inc.	20,654	799,310
†CRISPR Therapeutics AG	13,094	714,147
†Cullinan Therapeutics, Inc.	40,971	746,082
†Cytokinetics, Inc.	18,832	1,604,298
†Denali Therapeutics, Inc.	47,908	1,232,194
†Dianthus Therapeutics, Inc.	7,195	701,369
†Dyne Therapeutics, Inc.	55,880	1,241,095
†Erasca, Inc.	83,793	1,535,088
†Exelixis, Inc.	32,892	1,789,654
†Geron Corp.	588,817	753,686
†GRAIL, Inc.	16,853	1,150,554
†ImmunityBio, Inc.	98,896	865,834
†Immunome, Inc.	54,413	1,153,011
†Immunovant, Inc.	32,135	1,238,162
†Insmed, Inc.	5,799	618,289
†Iovance Biotherapeutics, Inc.	130,609	543,333
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Ironwood Pharmaceuticals, Inc.	340,773	$1,434,654
†Janux Therapeutics, Inc.	37,544	576,676
†Kodiak Sciences, Inc.	31,436	1,224,747
†Krystal Biotech, Inc.	8,429	3,132,806
†Kura Oncology, Inc.	20,575	225,708
†Kymera Therapeutics, Inc.	24,188	2,773,638
†Madrigal Pharmaceuticals, Inc.	5,289	2,839,929
†MannKind Corp.	136,006	579,386
†MiMedx Group, Inc.	135,633	522,187
†Mineralys Therapeutics, Inc.	29,278	789,920
†Mirum Pharmaceuticals, Inc.	22,335	2,614,758
†Monte Rosa Therapeutics, Inc.	36,672	887,462
†Myriad Genetics, Inc.	111,446	636,357
†Nuvalent, Inc. Class A	11,400	1,407,900
†Olema Pharmaceuticals, Inc.	50,276	628,953
†Oruka Therapeutics, Inc.	24,782	2,358,503
†Palvella Therapeutics, Inc.	4,831	738,273
†Praxis Precision Medicines, Inc.	6,175	2,067,328
†Protagonist Therapeutics, Inc.	22,113	2,710,612
†PTC Therapeutics, Inc.	22,476	1,833,367
†Recursion Pharmaceuticals, Inc. Class A	162,403	596,019
†REGENXBIO, Inc.	23,760	284,645
†Relay Therapeutics, Inc.	59,627	1,115,621
†Rezolute, Inc.	104,115	541,398
†Rigel Pharmaceuticals, Inc.	15,972	624,825
†Scholar Rock Holding Corp.	24,791	1,363,505
†SELLAS Life Sciences Group, Inc.	111,041	1,638,965
†Sionna Therapeutics, Inc.	14,508	638,207
†Spyre Therapeutics, Inc.	17,834	1,583,303
†Stoke Therapeutics, Inc.	34,670	1,134,402
†Sutro Biopharma, Inc.	4,968	164,938
†Tango Therapeutics, Inc.	22,581	705,882
†Taysha Gene Therapies, Inc.	105,859	720,900
†Tenax Therapeutics, Inc.	35,267	513,135
†TG Therapeutics, Inc.	47,110	2,588,223
†Travere Therapeutics, Inc.	21,125	1,200,111
†Twist Bioscience Corp.	35,902	3,693,598
†Tyra Biosciences, Inc.	19,422	620,339
†UroGen Pharma Ltd.	17,633	648,894
†Vaxcyte, Inc.	44,250	2,572,252
†Vericel Corp.	30,087	1,338,571
†Viking Therapeutics, Inc.	17,792	694,066
†Xencor, Inc.	41,734	671,917
†Xenon Pharmaceuticals, Inc.	19,232	1,160,844
†Zymeworks, Inc.	32,200	841,708
		100,556,934
LVIP Franklin Templeton Multi-Factor Funds-18

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail–0.12%
Kohl's Corp.	69,273	$1,227,518
		1,227,518
Building Products–1.43%
Advanced Drainage Systems, Inc.	3,813	598,488
Apogee Enterprises, Inc.	13,928	637,067
AZZ, Inc.	8,030	1,245,052
†Gibraltar Industries, Inc.	17,215	776,397
Griffon Corp.	16,704	1,629,141
Insteel Industries, Inc.	17,747	535,959
†Janus International Group, Inc.	95,865	532,051
†Masterbrand, Inc.	80,684	830,238
†Modine Manufacturing Co.	10,992	2,935,084
Owens Corning	2,582	410,435
Quanex Building Products Corp.	31,504	586,604
†Resideo Technologies, Inc.	57,906	1,800,877
Simpson Manufacturing Co., Inc.	2,652	555,196
Tecnoglass, Inc.	12,924	604,972
UFP Industries, Inc.	12,766	1,158,387
		14,835,948
Capital Markets–2.25%
Acadian Asset Management, Inc.	38,093	2,724,411
Affiliated Managers Group, Inc.	9,721	3,289,586
Artisan Partners Asset Management, Inc. Class A	35,382	1,221,740
†Donnelley Financial Solutions, Inc.	13,131	550,845
Invesco Ltd.	123,517	3,259,614
Janus Henderson Group PLC	26,396	1,371,272
Marex Group PLC	31,643	1,928,641
PJT Partners, Inc. Class A	3,140	473,952
SEI Investments Co.	16,057	1,408,360
Stifel Financial Corp.	18,161	1,267,093
†StoneX Group, Inc.	28,403	3,365,756
Virtus Investment Partners, Inc.	3,504	502,824
†Webull Corp.	80,700	526,164
XP, Inc. Class A	92,604	1,505,741
		23,395,999
Chemicals–1.59%
AdvanSix, Inc.	23,038	457,996
Albemarle Corp.	6,852	925,226
†Alto Ingredients, Inc.	40,630	231,591
Avient Corp.	16,002	591,434
Balchem Corp.	3,055	516,142
Chemours Co.	76,017	1,559,869
†Ecovyst, Inc.	77,443	964,165
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Huntsman Corp.	71,110	$755,188
†Ingevity Corp.	20,633	1,540,666
Innospec, Inc.	19,015	1,547,631
Koppers Holdings, Inc.	11,846	531,885
†LSB Industries, Inc.	41,558	449,242
Minerals Technologies, Inc.	16,830	1,244,915
†Perimeter Solutions, Inc.	66,231	2,361,135
Scotts Miracle-Gro Co.	16,628	1,132,533
Sensient Technologies Corp.	9,989	1,231,544
Tronox Holdings PLC	69,050	435,015
		16,476,177
Commercial Services & Supplies–1.09%
†BrightView Holdings, Inc.	38,331	543,150
Brink's Co.	4,889	461,962
†Cimpress PLC	10,766	1,094,902
†Clean Harbors, Inc.	4,127	1,232,941
†CoreCivic, Inc.	42,810	1,300,568
Deluxe Corp.	28,082	670,598
†GEO Group, Inc.	35,088	1,036,850
†Healthcare Services Group, Inc.	30,981	760,893
HNI Corp.	22,663	915,812
Interface, Inc.	37,328	1,337,836
†Liquidity Services, Inc.	14,640	572,717
†Onterris, Inc.	29,370	593,568
Pitney Bowes, Inc.	47,935	839,821
		11,361,618
Communications Equipment–1.30%
†Applied Optoelectronics, Inc.	12,830	1,900,893
†Ciena Corp.	1,429	701,010
†Digi International, Inc.	12,724	953,664
†Extreme Networks, Inc.	49,167	1,591,536
†NetScout Systems, Inc.	41,542	1,809,154
†Viasat, Inc.	44,782	4,021,871
†Viavi Solutions, Inc.	53,436	2,551,569
		13,529,697
Construction & Engineering–2.57%
†Ameresco, Inc. Class A	19,144	528,374
Arcosa, Inc.	4,020	584,066
Argan, Inc.	5,490	4,384,039
†Bowman Consulting Group Ltd.	16,118	470,646
Comfort Systems USA, Inc.	1,766	3,500,124
†Dycom Industries, Inc.	3,213	1,624,461
†IES Holdings, Inc.	4,097	3,009,902
†NWPX Infrastructure, Inc.	8,072	1,210,316
†Orion Group Holdings, Inc.	37,065	623,433
Primoris Services Corp.	14,665	1,453,595
†Sterling Infrastructure, Inc.	8,785	7,373,777
Tutor Perini Corp.	23,166	1,922,083
		26,684,816
LVIP Franklin Templeton Multi-Factor Funds-19

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.23%
†James Hardie Industries PLC	44,900	$1,175,482
†Knife River Corp.	5,535	463,003
U.S. Lime & Minerals, Inc.	7,051	738,028
		2,376,513
Consumer Finance–0.96%
Bread Financial Holdings, Inc.	25,703	2,784,920
†Dave, Inc.	4,369	1,627,846
†Encore Capital Group, Inc.	9,703	905,193
†Enova International, Inc.	12,870	3,098,195
†Green Dot Corp. Class A	32,068	433,239
†Happen, Inc.	30,734	637,423
†LendingTree, Inc.	4,856	215,072
†PRA Group, Inc.	12,687	240,926
		9,942,814
Consumer Staples Distribution & Retail–0.53%
Albertsons Cos., Inc. Class A	49,702	672,468
Andersons, Inc.	13,300	909,720
†Grocery Outlet Holding Corp.	54,831	547,214
Ingles Markets, Inc. Class A	6,978	618,111
PriceSmart, Inc.	6,327	1,235,916
†United Natural Foods, Inc.	32,305	1,475,369
		5,458,798
Containers & Packaging–0.15%
Myers Industries, Inc.	24,665	870,921
†O-I Glass, Inc.	74,716	719,515
		1,590,436
Distributors–0.05%
†GigaCloud Technology, Inc. Class A	15,570	492,012
		492,012
Diversified Consumer Services–0.94%
ADT, Inc.	73,688	478,972
†American Public Education, Inc.	9,671	519,333
†Coursera, Inc.	92,454	521,441
†Covista, Inc.	3,961	493,778
†Duolingo, Inc.	4,050	465,831
†Frontdoor, Inc.	32,241	2,501,579
†Grand Canyon Education, Inc.	9,947	1,423,515
†Lincoln Educational Services Corp.	16,136	805,186
Perdoceo Education Corp.	37,157	1,189,024
†Stride, Inc.	16,153	1,393,035
		9,791,694
Diversified REITs–0.36%
American Assets Trust, Inc.	33,602	829,633
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified REITs (continued)
Broadstone Net Lease, Inc.	111,736	$2,309,583
Essential Properties Realty Trust, Inc.	20,723	618,582
		3,757,798
Diversified Telecommunication Services–0.59%
†Bandwidth, Inc. Class A	16,929	1,071,606
†Globalstar, Inc.	19,473	1,582,960
IDT Corp. Class B	12,285	714,496
†Lumen Technologies, Inc.	362,845	2,786,649
		6,155,711
Electric Utilities–0.42%
†Oklo, Inc.	21,385	1,119,077
Portland General Electric Co.	61,677	3,196,719
		4,315,796
Electrical Equipment–3.48%
Allient, Inc.	9,514	979,276
†American Superconductor Corp.	26,845	1,114,336
†Amprius Technologies, Inc.	42,397	587,622
†Array Technologies, Inc.	54,614	404,690
Atkore, Inc.	18,128	1,378,453
†Bloom Energy Corp. Class A	23,770	7,195,179
EnerSys	16,651	3,893,337
†Fluence Energy, Inc.	22,836	453,980
†Hyliion Holdings Corp.	448,120	2,334,705
LSI Industries, Inc.	20,045	532,796
†NANO Nuclear Energy, Inc.	17,059	360,627
†Nextpower, Inc. Class A	38,636	4,603,093
nVent Electric PLC	4,936	837,195
Powell Industries, Inc.	10,596	3,034,271
Preformed Line Products Co.	1,683	690,972
Sensata Technologies Holding PLC	52,035	2,484,151
†Shoals Technologies Group, Inc. Class A	112,218	1,110,958
†Vicor Corp.	10,797	4,100,485
		36,096,126
Electronic Equipment, Instruments & Components–3.55%
Advanced Energy Industries, Inc.	11,167	4,163,839
†Aeva Technologies, Inc.	189,585	5,444,881
†Arlo Technologies, Inc.	51,993	700,866
Bel Fuse, Inc. Class B	1,783	593,810
Benchmark Electronics, Inc.	11,916	1,175,752
†Daktronics, Inc.	25,808	504,804
†Evolv Technologies Holdings, Inc.	169,076	980,641
†Fabrinet	5,417	3,044,787
Ingram Micro Holding Corp.	17,353	475,993
†Insight Enterprises, Inc.	6,699	815,938
LVIP Franklin Templeton Multi-Factor Funds-20

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Kimball Electronics, Inc.	19,908	$509,645
†Knowles Corp.	39,638	1,644,184
†M-Tron Industries, Inc.	2,058	204,051
Napco Security Technologies, Inc.	17,539	666,131
†nLight, Inc.	23,672	1,648,045
†OSI Systems, Inc.	5,764	1,260,587
†Ouster, Inc.	17,823	1,114,294
†Powerfleet, Inc. NJ	128,569	492,419
†Sanmina Corp.	17,933	4,538,484
†ScanSource, Inc.	14,219	740,668
TD SYNNEX Corp.	1,844	492,975
†TTM Technologies, Inc.	26,657	4,985,392
†Vishay Precision Group, Inc.	4,376	656,006
		36,854,192
Energy Equipment & Services–1.72%
Archrock, Inc.	60,105	2,446,875
Cactus, Inc. Class A	17,000	870,910
†Expro Group Holdings NV	43,300	639,541
†Forum Energy Technologies, Inc.	9,518	478,089
Helmerich & Payne, Inc.	46,024	1,506,826
†Innovex International, Inc.	17,185	426,188
Liberty Energy, Inc.	76,353	1,999,685
†Nabors Industries Ltd.	18,907	1,588,377
Noble Corp. PLC	21,339	795,945
†Oceaneering International, Inc.	16,560	671,011
†Oil States International, Inc.	104,095	833,801
Patterson-UTI Energy, Inc.	192,421	1,766,425
†ProPetro Holding Corp.	32,761	469,793
RPC, Inc.	69,050	402,562
TechnipFMC PLC	4,768	316,118
†TETRA Technologies, Inc.	60,980	690,903
†Valaris Ltd.	11,024	800,342
Weatherford International PLC	14,576	1,187,944
		17,891,335
Entertainment–0.64%
Cinemark Holdings, Inc.	45,922	1,457,105
†IMAX Corp.	23,692	944,363
†Madison Square Garden Entertainment Corp.	9,847	796,524
†Roku, Inc.	4,222	583,227
†Sphere Entertainment Co.	16,279	2,816,756
		6,597,975
Financial Services–2.02%
Bladex, Inc.	20,543	1,262,778
†Chime Financial, Inc. Class A	61,265	1,254,707
Essent Group Ltd.	22,148	1,423,673
Federal Agricultural Mortgage Corp. Class C	2,745	546,996
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
HA Sustainable Infrastructure Capital, Inc.	27,148	$1,060,129
Jackson Financial, Inc. Class A	35,430	3,627,678
MGIC Investment Corp.	106,019	2,989,736
†NCR Atleos Corp.	12,832	557,037
†NMI Holdings, Inc. Class A	46,496	1,910,521
Pagseguro Digital Ltd. Class A	115,485	1,045,139
Radian Group, Inc.	46,256	1,742,464
†Sezzle, Inc.	9,068	1,556,341
StoneCo Ltd. Class A	47,592	515,897
Western Union Co.	192,255	1,480,364
		20,973,460
Food Products–0.37%
Del Monte Corp.	16,978	473,856
J&J Snack Foods Corp.	3,578	262,804
John B Sanfilippo & Son, Inc.	6,334	544,661
†Mission Produce, Inc.	43,924	517,864
†Seneca Foods Corp. Class A	7,950	1,382,823
†Simply Good Foods Co.	51,129	678,993
		3,861,001
Gas Utilities–0.50%
National Fuel Gas Co.	17,949	1,385,842
Northwest Natural Holding Co.	21,564	1,057,930
UGI Corp.	78,948	2,726,864
		5,170,636
Ground Transportation–0.50%
ArcBest Corp.	3,610	518,180
Covenant Logistics Group, Inc.	17,346	766,346
†Lyft, Inc. Class A	36,872	538,700
Marten Transport Ltd.	27,909	484,221
Ryder System, Inc.	10,851	2,862,168
		5,169,615
Health Care Equipment & Supplies–2.98%
†Alphatec Holdings, Inc.	60,726	525,280
†Artivion, Inc.	25,027	562,357
†AtriCure, Inc.	29,889	836,294
†Avanos Medical, Inc.	15,773	392,432
†Axogen, Inc.	23,884	1,103,202
†Butterfly Network, Inc.	176,294	1,484,395
†Ceribell, Inc.	26,861	522,446
†Cerus Corp.	335,413	979,406
Dentsply Sirona, Inc.	49,174	521,736
†Envista Holdings Corp.	71,463	1,883,050
†Glaukos Corp.	8,061	1,126,605
†Haemonetics Corp.	19,344	1,450,800
†ICU Medical, Inc.	11,507	1,686,926
†Inspire Medical Systems, Inc.	26,318	1,174,046
LVIP Franklin Templeton Multi-Factor Funds-21

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
iRadimed Corp.	5,143	$491,465
†IRhythm Holdings, Inc.	9,366	1,114,086
†Lantheus Holdings, Inc.	13,445	1,491,588
LeMaitre Vascular, Inc.	11,662	1,119,086
†LivaNova PLC	6,299	517,967
†Merit Medical Systems, Inc.	7,370	511,036
†Neogen Corp.	133,199	1,197,459
†Novocure Ltd.	213,834	3,239,585
=†OmniAb, Inc. Earnout Shares	8,030	0
=†OmniAb, Inc. Earnout Shares.	8,030	0
†Omnicell, Inc.	30,307	1,258,347
†Penumbra, Inc.	2,254	711,700
†Procept Biorobotics Corp.	16,972	383,228
†QuidelOrtho Corp.	36,571	640,541
†SI-BONE, Inc.	32,122	524,231
†STAAR Surgical Co.	21,061	604,240
†Strive, Inc. Class A	34,214	373,275
†Tactile Systems Technology, Inc.	19,011	566,148
†Tandem Diabetes Care, Inc.	30,420	459,038
†TransMedics Group, Inc.	13,205	877,076
†Varex Imaging Corp.	57,027	594,792
		30,923,863
Health Care Providers & Services–3.00%
†Acadia Healthcare Co., Inc.	41,296	1,219,471
†AdaptHealth Corp.	59,032	615,114
†agilon health, Inc.	32,445	3,477,455
†Alignment Healthcare, Inc.	57,999	1,380,956
†AMN Healthcare Services, Inc.	23,846	771,895
†BrightSpring Health Services, Inc.	31,531	2,198,972
†Brookdale Senior Living, Inc.	37,688	606,400
†Castle Biosciences, Inc.	23,421	558,591
†Clover Health Investments Corp.	214,785	1,125,473
†Cross Country Healthcare, Inc.	37,459	494,833
Encompass Health Corp.	14,509	1,466,570
Ensign Group, Inc.	8,922	1,430,197
†GeneDx Holdings Corp.	9,089	623,960
†Guardant Health, Inc.	23,714	3,557,811
†Guardian Pharmacy Services, Inc. Class A	11,764	492,559
†HealthEquity, Inc.	11,005	993,972
†Hims & Hers Health, Inc.	75,663	2,623,236
†LifeStance Health Group, Inc.	69,761	747,140
National HealthCare Corp.	5,396	1,140,499
†NeoGenomics, Inc.	87,536	1,277,150
†Nutex Health, Inc.	3,696	631,610
†Omada Health, Inc.	28,872	633,740
†Oncology Institute, Inc.	22,087	119,932
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Pediatrix Medical Group, Inc.	49,086	$1,243,348
†Progyny, Inc.	41,223	1,188,459
†Talkspace, Inc.	90,590	471,068
		31,090,411
Health Care REITs–0.61%
Chiron Real Estate, Inc.	13,343	500,629
LTC Properties, Inc.	20,612	792,531
National Health Investors, Inc.	14,461	1,102,796
Omega Healthcare Investors, Inc.	56,063	2,673,084
Sabra Health Care REIT, Inc.	54,389	1,061,129
Universal Health Realty Income Trust	4,347	190,660
		6,320,829
Health Care Technology–0.30%
†Doximity, Inc. Class A	35,516	736,602
HealthStream, Inc.	18,758	511,155
†Phreesia, Inc.	67,761	697,261
†Teladoc Health, Inc.	134,656	1,141,883
		3,086,901
Hotel & Resort REITs–0.98%
Apple Hospitality REIT, Inc.	119,652	2,011,350
Chatham Lodging Trust	40,402	534,518
DiamondRock Hospitality Co.	113,327	1,380,323
Host Hotels & Resorts, Inc.	32,712	775,601
Pebblebrook Hotel Trust	57,307	1,112,329
RLJ Lodging Trust	92,801	1,099,692
Ryman Hospitality Properties, Inc.	10,985	1,412,122
Summit Hotel Properties, Inc.	80,671	565,504
Sunstone Hotel Investors, Inc.	36,735	420,616
Xenia Hotels & Resorts, Inc.	43,587	887,431
		10,199,486
Hotels, Restaurants & Leisure–1.92%
†BJ's Restaurants, Inc.	34,057	2,068,452
Bloomin' Brands, Inc.	330,270	3,018,668
Boyd Gaming Corp.	16,108	1,422,820
†Brinker International, Inc.	11,302	1,898,736
Cheesecake Factory, Inc.	11,520	916,301
Cracker Barrel Old Country Store, Inc.	11,179	595,841
Dine Brands Global, Inc.	15,200	545,680
†Lindblad Expeditions Holdings, Inc.	22,544	636,642
Marriott Vacations Worldwide Corp.	5,628	573,381
LVIP Franklin Templeton Multi-Factor Funds-22

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc.	8,732	$1,149,218
†Navan, Inc. Class A	23,700	542,019
†Planet Fitness, Inc. Class A	9,757	509,023
Red Rock Resorts, Inc. Class A	23,146	1,505,879
†Rush Street Interactive, Inc.	27,621	821,448
†Sabre Corp.	299,214	625,357
Super Group SGHC Ltd.	91,919	1,245,502
Travel & Leisure Co.	16,713	1,277,375
Wingstop, Inc.	3,392	588,207
		19,940,549
Household Durables–0.97%
†Cavco Industries, Inc.	2,392	1,469,597
Century Communities, Inc.	17,247	1,235,920
†Champion Homes, Inc.	13,143	1,158,161
Ethan Allen Interiors, Inc.	23,125	516,613
†Helen of Troy Ltd.	17,934	521,341
†Hovnanian Enterprises, Inc. Class A	14,135	2,012,965
Leggett & Platt, Inc.	60,600	709,626
†M/I Homes, Inc.	7,706	1,239,048
†Sonos, Inc.	47,674	645,029
†Taylor Morrison Home Corp.	7,735	554,909
		10,063,209
Household Products–0.26%
†Central Garden & Pet Co. Class A	22,489	871,898
Oil-Dri Corp. of America	7,934	810,934
Spectrum Brands Holdings, Inc.	12,357	1,059,613
		2,742,445
Independent Power and Renewable Electricity Producers–0.13%
†Hallador Energy Co.	74,794	1,300,668
		1,300,668
Industrial REITs–0.40%
First Industrial Realty Trust, Inc.	7,911	485,023
Innovative Industrial Properties, Inc.	18,212	1,128,780
LXP Industrial Trust	9,359	504,263
Rexford Industrial Realty, Inc.	46,442	1,555,807
STAG Industrial, Inc.	12,996	494,628
		4,168,501
Insurance–1.21%
Axis Capital Holdings Ltd.	30,997	3,330,318
†Brighthouse Financial, Inc.	34,065	2,156,314
†Genworth Financial, Inc. Class A	70,078	663,639
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Globe Life, Inc.	8,413	$1,503,235
Hamilton Insurance Group Ltd. Class B	18,487	627,449
HCI Group, Inc.	3,755	658,064
†Heritage Insurance Holdings, Inc.	22,239	579,993
Pelagos Insurance Capital Ltd.	28,116	684,625
Safety Insurance Group, Inc.	2,189	163,868
†SiriusPoint Ltd.	34,460	827,040
†Slide Insurance Holdings, Inc.	41,636	806,489
Universal Insurance Holdings, Inc.	14,743	609,770
		12,610,804
Interactive Media & Services–0.45%
†Cargurus, Inc.	35,139	1,197,888
†Cars.com, Inc.	51,481	563,202
†EverQuote, Inc. Class A	24,910	592,609
†Nextdoor Holdings, Inc.	428,403	972,475
†QuinStreet, Inc.	40,106	587,553
†Yelp, Inc.	32,400	794,448
		4,708,175
IT Services–0.81%
†Applied Digital Corp.	30,384	1,133,323
†Backblaze, Inc. Class A	128,408	2,036,551
†DigitalOcean Holdings, Inc.	13,019	2,044,374
†Everforth, Inc.	24,297	434,187
†Fastly, Inc. Class A	72,717	1,335,084
†Grid Dynamics Holdings, Inc.	80,539	457,462
†Kyndryl Holdings, Inc.	87,769	992,667
		8,433,648
Leisure Products–0.51%
Acushnet Holdings Corp.	5,222	618,964
†Callaway Golf Co.	77,350	1,453,406
†Malibu Boats, Inc. Class A	18,557	509,019
†Peloton Interactive, Inc. Class A	88,319	521,965
Polaris, Inc.	15,439	1,056,645
Smith & Wesson Brands, Inc.	76,203	1,146,093
		5,306,092
Life Sciences Tools & Services–0.58%
†10X Genomics, Inc. Class A	40,497	1,552,655
†Adaptive Biotechnologies Corp.	73,214	1,570,440
†CryoPort, Inc.	33,426	524,788
†Cytek Biosciences, Inc.	121,902	540,026
†Fortrea Holdings, Inc.	60,428	1,051,447
LVIP Franklin Templeton Multi-Factor Funds-23

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Ginkgo Bioworks Holdings, Inc.	16,661	$165,111
†Maravai LifeSciences Holdings, Inc. Class A	97,186	606,441
		6,010,908
Machinery–2.87%
Allison Transmission Holdings, Inc.	5,566	627,511
Astec Industries, Inc.	19,964	1,221,597
†Blue Bird Corp.	20,241	1,598,229
†CECO Environmental Corp.	13,931	1,264,099
†Chart Industries, Inc.	4,492	938,558
†Energy Recovery, Inc.	14,834	133,803
ESCO Technologies, Inc.	11,633	4,072,015
Greenbrier Cos., Inc.	24,683	1,209,714
Helios Technologies, Inc.	18,172	1,621,851
†Hillman Solutions Corp.	111,467	940,781
JBT Marel Corp.	6,644	963,380
Kadant, Inc.	3,543	1,113,317
Kennametal, Inc.	45,132	1,581,877
Lincoln Electric Holdings, Inc.	8,409	2,232,674
Lindsay Corp.	6,642	822,280
Miller Industries, Inc.	10,329	528,328
Mueller Industries, Inc.	11,635	1,430,291
Nordson Corp.	2,563	773,231
†Proto Labs, Inc.	19,750	1,609,823
Snap-on, Inc.	5,611	2,257,866
Terex Corp.	20,582	1,489,931
Wabash National Corp.	98,543	1,330,331
		29,761,487
Marine Transportation–0.12%
Matson, Inc.	6,554	1,259,875
		1,259,875
Media–0.81%
†DoubleVerify Holdings, Inc.	47,840	518,586
†EchoStar Corp. Class A	20,965	2,127,947
John Wiley & Sons, Inc. Class A	24,296	1,178,599
†Magnite, Inc.	67,500	1,281,150
†MNTN, Inc. Class A	20,237	186,180
Nexstar Media Group, Inc.	2,848	508,624
†PubMatic, Inc. Class A	88,318	1,158,732
Sirius XM Holdings, Inc.	26,494	782,633
†USA TODAY Co., Inc.	74,470	636,719
		8,379,170
Metals & Mining–2.47%
Alcoa Corp.	8,081	421,343
†Alpha Metallurgical Resources, Inc.	6,464	1,066,172
†Century Aluminum Co.	30,949	1,423,963
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Coeur Mining, Inc.	225,340	$3,677,549
Commercial Metals Co.	19,296	1,210,824
†Compass Minerals International, Inc.	38,579	1,200,964
†Constellium SE	83,038	2,646,421
Hecla Mining Co.	189,678	2,926,732
†Idaho Strategic Resources, Inc.	15,550	509,263
Kaiser Aluminum Corp.	5,647	1,104,723
Materion Corp.	2,826	840,424
†Ramaco Resources, Inc. Class B	0	4
Reliance, Inc.	4,569	1,706,978
Royal Gold, Inc.	5,175	1,032,982
Ryerson Holding Corp.	27,006	664,618
†SSR Mining, Inc.	99,516	2,814,312
SunCoke Energy, Inc.	54,194	436,262
†USA Rare Earth, Inc.	10,483	226,223
Warrior Met Coal, Inc.	11,026	894,870
Worthington Steel, Inc.	24,036	807,129
		25,611,756
Mortgage Real Estate Investment Trusts (REITs)–0.58%
Adamas Trust, Inc.	54,917	515,121
Chimera Investment Corp.	52,046	694,294
Invesco Mortgage Capital, Inc.	62,495	493,711
MFA Financial, Inc.	64,477	624,782
Redwood Trust, Inc.	96,615	457,955
Rithm Capital Corp.	291,022	2,732,697
TPG RE Finance Trust, Inc.	57,541	481,618
		6,000,178
Multi-Utilities–0.27%
Avista Corp.	55,367	2,265,064
Unitil Corp.	10,686	563,045
		2,828,109
Office REITs–0.68%
COPT Defense Properties	58,993	2,146,755
Easterly Government Properties, Inc.	26,053	649,501
Highwoods Properties, Inc.	50,027	1,508,815
Kilroy Realty Corp.	38,060	1,426,108
Postal Realty Trust, Inc. Class A	21,162	521,432
Vornado Realty Trust	19,730	775,389
		7,028,000
Oil, Gas & Consumable Fuels–2.32%
APA Corp.	66,886	2,178,477
Ardmore Shipping Corp.	31,008	434,422
†Centrus Energy Corp. Class A	6,735	1,130,605
Chord Energy Corp.	5,705	652,082
†CNX Resources Corp.	22,827	774,520
LVIP Franklin Templeton Multi-Factor Funds-24

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Delek U.S. Holdings, Inc.	11,605	$589,650
Dorian LPG Ltd.	32,177	1,119,116
†Energy Fuels, Inc.	24,578	356,381
†Green Plains, Inc.	42,108	647,621
International Seaways, Inc.	16,821	1,288,320
Matador Resources Co.	36,799	1,831,854
Northern Oil & Gas, Inc.	85,157	1,545,600
†Par Pacific Holdings, Inc.	28,055	1,573,324
Peabody Energy Corp.	72,920	1,685,910
†REX American Resources Corp.	13,434	606,545
Riley Exploration Permian, Inc.	10,695	352,507
SandRidge Energy, Inc.	32,268	442,072
Scorpio Tankers, Inc.	10,241	709,292
SFL Corp. Ltd.	33,026	336,865
SM Energy Co.	115,733	3,020,631
†Talos Energy, Inc.	78,251	1,010,220
Teekay Corp. Ltd.	41,418	414,180
Teekay Tankers Ltd. Class A	13,570	880,286
VAALCO Energy, Inc.	88,796	451,084
		24,031,564
Paper & Forest Products–0.05%
Sylvamo Corp.	12,414	469,249
		469,249
Passenger Airlines–0.41%
†Allegiant Travel Co.	14,911	1,753,533
†Joby Aviation, Inc.	34,703	309,551
†SkyWest, Inc.	22,109	2,196,087
		4,259,171
Personal Care Products–0.31%
†BellRing Brands, Inc.	53,268	689,288
†Coty, Inc. Class A	248,092	535,879
†Herbalife Ltd.	107,776	1,417,254
Interparfums, Inc.	5,020	561,537
		3,203,958
Pharmaceuticals–2.04%
†Amneal Pharmaceuticals, Inc.	51,635	893,802
†Amphastar Pharmaceuticals, Inc.	24,333	491,040
†Arvinas, Inc.	150,665	1,252,026
†BioAge Labs, Inc.	31,893	781,698
†Corcept Therapeutics, Inc.	33,554	2,917,520
†Crinetics Pharmaceuticals, Inc.	15,988	598,271
†Edgewise Therapeutics, Inc.	33,820	1,374,107
†Enliven Therapeutics, Inc.	29,561	1,500,221
†Esperion Therapeutics, Inc.	94,290	297,956
†EyePoint, Inc.	40,041	572,586
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Harmony Biosciences Holdings, Inc.	19,153	$697,361
†Indivior Pharmaceuticals, Inc.	37,771	1,549,744
†Maze Therapeutics, Inc.	20,867	622,671
†MBX Biosciences, Inc.	15,931	879,391
†Nuvation Bio, Inc.	124,924	709,568
Organon & Co.	48,285	653,779
Phibro Animal Health Corp. Class A	15,835	497,219
†Septerna, Inc.	16,200	542,538
†Supernus Pharmaceuticals, Inc.	24,615	1,144,844
†Tarsus Pharmaceuticals, Inc.	11,143	701,341
†Theravance Biopharma, Inc.	30,159	512,703
†Trevi Therapeutics, Inc.	49,600	925,040
†Xeris Biopharma Holdings, Inc.	73,577	582,730
†Zevra Therapeutics, Inc.	36,710	526,421
		21,224,577
Professional Services–1.62%
Barrett Business Services, Inc.	16,778	595,955
†Clarivate PLC	242,544	523,895
Concentrix Corp.	29,724	665,966
CRA International, Inc.	3,943	561,089
†ExlService Holdings, Inc.	17,013	439,956
Exponent, Inc.	7,418	435,882
Genpact Ltd.	30,909	849,998
†Huron Consulting Group, Inc.	10,008	902,321
ICF International, Inc.	11,391	829,948
†Innodata, Inc.	17,975	1,358,550
Kforce, Inc.	10,393	487,640
†Legalzoom.com, Inc.	84,106	515,570
ManpowerGroup, Inc.	14,930	504,186
†Planet Labs PBC	48,616	1,610,648
†Resolute Holdings Management, Inc.	25,380	3,668,171
Robert Half, Inc.	42,104	1,292,593
TriNet Group, Inc.	6,617	327,475
†Upwork, Inc.	80,694	674,602
†Willdan Group, Inc.	7,484	591,984
		16,836,429
Real Estate Management & Development–0.41%
†Cushman & Wakefield Ltd.	100,285	1,342,816
†Jones Lang LaSalle, Inc.	5,697	1,765,785
Newmark Group, Inc. Class A	78,689	1,188,991
		4,297,592
LVIP Franklin Templeton Multi-Factor Funds-25

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.28%
Equity LifeStyle Properties, Inc.	29,454	$1,898,311
Independence Realty Trust, Inc.	58,151	970,540
		2,868,851
Retail REITs–1.06%
Alexander's, Inc.	1,844	508,133
Brixmor Property Group, Inc.	15,497	488,620
CBL & Associates Properties, Inc.	11,718	622,109
Getty Realty Corp.	32,205	1,074,359
NNN REIT, Inc.	74,837	3,482,165
Regency Centers Corp.	32,450	2,587,563
Tanger, Inc.	41,541	1,639,623
Whitestone REIT	28,952	548,930
		10,951,502
Semiconductors & Semiconductor Equipment–4.40%
†Aehr Test Systems	17,186	1,650,887
†Ambarella, Inc.	17,176	1,473,701
†Ambiq Micro, Inc.	6,572	580,308
Amkor Technology, Inc.	22,421	1,933,363
†Astera Labs, Inc.	822	397,042
†Axcelis Technologies, Inc.	6,272	1,188,230
†Cirrus Logic, Inc.	11,579	1,719,829
†Credo Technology Group Holding Ltd.	24,606	6,691,602
†Diodes, Inc.	25,469	2,787,327
†FormFactor, Inc.	5,932	948,705
†Impinj, Inc.	8,048	1,152,715
Kulicke & Soffa Industries, Inc.	17,742	2,373,170
†MaxLinear, Inc.	13,723	1,756,956
MKS, Inc.	851	378,525
†Navitas Semiconductor Corp.	70,795	1,268,646
NVE Corp.	4,716	493,058
†Onto Innovation, Inc.	1,833	693,699
†Penguin Solutions, Inc.	12,731	967,683
†Photronics, Inc.	34,939	1,136,566
†Rambus, Inc.	29,556	3,923,263
†Rigetti Computing, Inc.	67,111	1,296,584
†Semtech Corp.	14,377	2,326,917
†Silicon Laboratories, Inc.	6,939	1,516,588
†SiTime Corp.	4,494	3,350,547
†SkyWater Technology, Inc.	11,253	391,829
†T1 Energy, Inc.	49,735	471,488
†Ultra Clean Holdings, Inc.	7,435	1,060,157
†Veeco Instruments, Inc.	23,391	1,773,038
		45,702,423
Software–6.25%
A10 Networks, Inc.	42,086	1,572,333
Adeia, Inc.	45,568	1,500,554
†Agilysys, Inc.	8,001	836,105
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Appfolio, Inc. Class A	5,865	$940,453
†Arteris, Inc.	99,533	4,836,308
†Asana, Inc. Class A	65,132	455,924
†AvePoint, Inc.	67,916	761,338
†Bill Holdings, Inc.	21,954	793,857
†Braze, Inc. Class A	55,715	1,208,458
†Cerence, Inc.	49,618	561,676
†Cipher Digital, Inc.	57,230	1,402,135
†Cleanspark, Inc.	68,079	990,549
Clear Secure, Inc. Class A	42,691	2,379,169
†Commvault Systems, Inc.	16,340	2,315,868
†Consensus Cloud Solutions, Inc.	14,423	550,237
†Digital Turbine, Inc.	62,980	812,442
†Dropbox, Inc. Class A	71,138	1,954,161
†D-Wave Quantum, Inc.	65,810	1,578,782
†Dynatrace, Inc.	49,139	2,157,693
†Five9, Inc.	61,479	1,310,732
†Freshworks, Inc. Class A	127,912	1,294,469
†Gitlab, Inc. Class A	34,633	1,057,345
†Hut 8 Corp.	26,578	3,068,297
†Intapp, Inc.	49,065	1,236,929
InterDigital, Inc.	9,981	2,825,921
†LiveRamp Holdings, Inc.	37,593	1,415,001
†Manhattan Associates, Inc.	5,100	710,175
†Mitek Systems, Inc.	30,837	620,749
†Ooma, Inc.	28,164	541,312
†Pagaya Technologies Ltd. Class A	24,112	440,044
†PagerDuty, Inc.	86,460	834,339
Pegasystems, Inc.	16,392	491,268
†Porch Group, Inc.	52,466	789,089
†Progress Software Corp.	24,959	838,123
†Q2 Holdings, Inc.	27,728	1,333,717
†Qualys, Inc.	20,824	2,863,092
†Rapid7, Inc.	68,475	554,648
†Red Violet, Inc.	9,194	585,842
RingCentral, Inc. Class A	38,802	1,512,502
†Riot Platforms, Inc.	81,418	2,229,225
=†Sapiens International Corp. NV	17,756	772,386
†SPS Commerce, Inc.	23,907	1,366,763
†Tenable Holdings, Inc.	51,076	1,883,683
†Teradata Corp.	47,477	1,645,078
†Terawulf, Inc.	32,878	812,087
†UiPath, Inc. Class A	75,134	816,707
†Varonis Systems, Inc.	16,533	693,725
†Vertex, Inc. Class A	38,601	443,139
†Zeta Global Holdings Corp. Class A	116,546	2,293,625
		64,888,054
Specialized REITs–0.37%
EPR Properties	38,190	2,215,402
LVIP Franklin Templeton Multi-Factor Funds-26

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	10,198	$454,117
Millrose Properties, Inc.	20,164	605,928
Safehold, Inc.	34,460	541,022
		3,816,469
Specialty Retail–2.66%
†Abercrombie & Fitch Co. Class A	18,912	1,702,269
Academy Sports & Outdoors, Inc.	32,129	1,514,240
American Eagle Outfitters, Inc.	90,422	1,555,258
Arhaus, Inc.	24,737	208,286
Arko Corp.	61,178	491,259
†Asbury Automotive Group, Inc.	3,621	728,111
†Boot Barn Holdings, Inc.	3,592	590,058
Buckle, Inc.	30,021	1,266,886
Caleres, Inc.	96,344	1,191,775
†Genesco, Inc.	21,635	730,614
Group 1 Automotive, Inc.	1,759	512,168
†MarineMax, Inc.	15,145	554,610
†National Vision Holdings, Inc.	39,972	759,868
†RealReal, Inc.	425,862	5,020,913
†Revolve Group, Inc.	24,261	555,334
†Sally Beauty Holdings, Inc.	63,028	891,216
Signet Jewelers Ltd.	23,653	2,038,889
Sonic Automotive, Inc. Class A	9,258	784,986
†Stitch Fix, Inc. Class A	256,944	1,056,040
Upbound Group, Inc.	27,307	579,454
†Urban Outfitters, Inc.	24,261	1,719,134
†Victoria's Secret & Co.	20,352	1,698,985
†Wayfair, Inc. Class A	7,524	695,368
Winmark Corp.	1,834	775,929
		27,621,650
Technology Hardware, Storage & Peripherals–0.88%
†Eastman Kodak Co.	64,012	592,111
†IonQ, Inc.	48,244	2,569,475
†Sandisk Corp.	2,630	5,979,910
		9,141,496
Textiles, Apparel & Luxury Goods–0.64%
†Crocs, Inc.	13,435	1,620,798
†Figs, Inc. Class A	86,010	879,882
G-III Apparel Group Ltd.	23,120	779,375
Movado Group, Inc.	35,338	1,389,137
Oxford Industries, Inc.	11,408	397,797
Tapestry, Inc.	10,615	1,553,824
		6,620,813
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.06%
Turning Point Brands, Inc.	7,457	$632,428
		632,428
Trading Companies & Distributors–1.39%
Applied Industrial Technologies, Inc.	9,397	3,177,596
†BlueLinx Holdings, Inc.	17,914	1,108,518
†DNOW, Inc.	106,061	1,375,611
†DXP Enterprises, Inc.	6,973	1,176,624
GATX Corp.	2,876	509,599
Herc Holdings, Inc.	7,854	1,125,792
†NPK International, Inc.	42,800	680,948
Rush Enterprises, Inc. Class A	11,279	823,198
†SiteOne Landscape Supply, Inc.	7,809	893,428
†Titan Machinery, Inc.	24,735	522,403
†Transcat, Inc.	6,009	557,455
Willis Lease Finance Corp.	2,725	623,480
†Xometry, Inc. Class A	19,379	1,870,461
		14,445,113
Water Utilities–0.34%
American States Water Co.	12,575	1,039,072
California Water Service Group	37,018	1,800,926
Middlesex Water Co.	11,622	652,692
		3,492,690
Total Common Stock (Cost $691,035,450)		1,009,559,932
RIGHTS–0.02%
=†89bio, Inc. expiration date 12/31/99	40,558	13,790
=†Akero Therapeutics, Inc.	45,523	29,590
=†Avadel Pharmaceuticals PLC expiration date 12/31/99	49,184	31,478
=†Blueprint Medicines Corp. expiration date 12/31/99	26,273	12,085
=†Chinook Therapeutics, Inc.	24,718	0
=†Mirati Therapeutics, Inc.	21,713	64,705
Total Rights (Cost $102,142)		151,648

MONEY MARKET FUND–2.67%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.58%)	27,748,123	27,748,123
Total Money Market Fund (Cost $27,040,708)		27,748,123

LVIP Franklin Templeton Multi-Factor Funds-27

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.96% (Cost $718,178,300)	$1,037,459,703
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	446,182
NET ASSETS APPLICABLE TO 57,676,802 SHARES OUTSTANDING–100.00%	$1,037,905,885
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND STANDARD CLASS ($804,341,110 / 44,654,299 Shares)	$18.013
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND SERVICE CLASS ($233,564,775 / 13,022,503 Shares)	$17.935
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$616,738,851
Distributable earnings/(accumulated loss)	421,167,034
TOTAL NET ASSETS	$1,037,905,885

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,963,873 cash collateral held at broker for futures contracts, $332,924 variation margin due from broker on futures contracts,
$23,402,864 payable for securities purchased, $722,488 payable for fund shares redeemed, $19,301 other accrued expenses payable,
$327,281 due to manager and affiliates, $16,408 payable for audit fee and $18,337 payable for fund accounting fee as of June 30, 2026.

The following futures contracts were outstanding at June 30, 2026:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
178	CME E-mini Russell 2000 Index Futures	$27,105,840	$26,695,009	9/18/26	$410,831	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-28

LVIP Franklin Templeton Multi-Factor Funds
Statements of Operations
Six Months Ended June 30, 2026 (unaudited)
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $2,083,295)	$18,143,085	$7,544,676	$12,100,148	$6,768,553
EXPENSES:
Management fees	1,642,718	1,023,859	2,837,178	1,502,403
Distribution fees-Service Class	171,129	185,411	445,788	267,018
Shareholder servicing fees	145,276	86,925	269,467	140,439
Accounting and administration expenses	85,752	54,973	152,587	84,452
Custodian fees	43,124	136,187	6,208	6,677
Professional fees	30,766	43,164	39,243	31,179
Trustees’ fees and expenses	14,055	8,150	26,520	13,698
Pricing fees	12,041	12,929	3,078	5,023
Reports and statements to shareholders	7,374	8,618	10,845	8,855
Consulting fees	5,481	10,451	6,729	5,081
Other	11,868	8,149	21,233	13,823
	2,169,584	1,578,816	3,818,876	2,078,648
Less:
Management fees waived	(39,672)	(32,232)	(53,308)	(16,116)
Total operating expenses	2,129,912	1,546,584	3,765,568	2,062,532
NET INVESTMENT INCOME	16,013,173	5,998,092	8,334,580	4,706,021
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	64,991,467	41,436,642	81,363,866	86,179,902
Foreign currencies	(138,915)	(490,548)	—	—
Futures contracts	761,240	2,864,961	2,462,766	2,500,632
Net realized gain	65,613,792	43,811,055	83,826,632	88,680,534
Net change in unrealized appreciation (depreciation) of:
Investments	22,335,776	94,777,392	66,441,975	120,077,715
Foreign currencies	(135,532)	(5,621)	—	—
Futures contracts	(208,957)	(221,528)	(78,985)	852,671
Net change in unrealized appreciation (depreciation)	21,991,287	94,550,243	66,362,990	120,930,386
NET REALIZED AND UNREALIZED GAIN	87,605,079	138,361,298	150,189,622	209,610,920
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,618,252	$144,359,390	$158,524,202	$214,316,941
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-29

LVIP Franklin Templeton Multi-Factor Funds
Statements of Changes in Net Assets
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund		LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,013,173	$21,978,474	$5,998,092	$12,264,634	$8,334,580	$16,175,704	$4,706,021	$8,333,524
Net realized gain	65,613,792	65,898,368	43,811,055	31,243,830	83,826,632	109,088,225	88,680,534	30,962,727
Net change in unrealized appreciation (depreciation)	21,991,287	187,993,087	94,550,243	112,377,286	66,362,990	177,688,621	120,930,386	76,787,820
Net increase in net assets resulting from operations	103,618,252	275,869,929	144,359,390	155,885,750	158,524,202	302,952,550	214,316,941	116,084,071
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(32,460,799)	—	(11,812,339)	—	(76,664,298)	—	(7,579,640)
Service Class	—	(4,856,258)	—	(3,667,601)	—	(17,549,026)	—	(1,666,630)
	—	(37,317,057)	—	(15,479,940)	—	(94,213,324)	—	(9,246,270)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	34,321,881	85,858,101	38,717,433	44,371,741	78,341,006	149,211,169	18,207,762	164,721,012
Service Class	10,895,997	21,529,718	5,963,317	10,052,987	15,517,337	44,051,410	13,512,208	33,912,074
Reinvestment of dividends and distributions:
Standard Class	—	32,460,799	—	11,812,339	—	76,664,298	—	7,579,640
Service Class	—	4,856,258	—	3,667,601	—	17,549,026	—	1,666,630
	45,217,878	144,704,876	44,680,750	69,904,668	93,858,343	287,475,903	31,719,970	207,879,356
Cost of shares redeemed:
Standard Class	(88,588,199)	(220,996,694)	(79,977,506)	(127,727,153)	(193,431,060)	(293,463,005)	(113,476,284)	(130,384,247)
Service Class	(20,551,771)	(38,809,859)	(27,967,993)	(36,428,859)	(39,021,866)	(75,325,103)	(32,440,413)	(40,793,165)
	(109,139,970)	(259,806,553)	(107,945,499)	(164,156,012)	(232,452,926)	(368,788,108)	(145,916,697)	(171,177,412)
Increase (decrease) in net assets derived from capital share transactions	(63,922,092)	(115,101,677)	(63,264,749)	(94,251,344)	(138,594,583)	(81,312,205)	(114,196,727)	36,701,944
NET INCREASE IN NET ASSETS	39,696,160	123,451,195	81,094,641	46,154,466	19,929,619	127,427,021	100,120,214	143,539,745
NET ASSETS:
Beginning of period	991,693,472	868,242,277	561,093,533	514,939,067	1,870,396,266	1,742,969,245	937,785,671	794,245,926
End of period	$1,031,389,632	$991,693,472	$642,188,174	$561,093,533	$1,890,325,885	$1,870,396,266	$1,037,905,885	$937,785,671
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-30

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22	12/31/21
Net asset value, beginning of period	$10.478	$8.038	$8.047	$7.056	$8.247	$7.630
Income (loss) from investment operations:
Net investment income[3]	0.177	0.233	0.221	0.230	0.333	0.363
Net realized and unrealized gain (loss)	0.957	2.616	0.096	1.094	(0.941)	0.634
Total from investment operations	1.134	2.849	0.317	1.324	(0.608)	0.997
Less dividends and distributions from:
Net investment income	—	(0.350)	(0.324)	(0.333)	(0.583)	(0.380)
Net realized gain	—	(0.059)	—	—	—	—
Return of capital	—	—	(0.002)	—	—	—
Total dividends and distributions	—	(0.409)	(0.326)	(0.333)	(0.583)	(0.380)
Net asset value, end of period	$11.612	$10.478	$8.038	$8.047	$7.056	$8.247
Total return[4]	10.82%	35.59%	3.76%	18.92%	(7.02% )	13.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$891,157	$855,901	$752,932	$690,197	$629,275	$786,917
Ratio of expenses to average net assets	0.39%	0.40%	0.40%	0.41%	0.40%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.41%	0.41%	0.42%	0.41%	0.40%
Ratio of net investment income to average net assets	3.23%	2.45%	2.60%	3.03%	4.41%	4.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.22%	2.44%	2.59%	3.02%	4.40%	4.23%
Portfolio turnover	26%	53%	59%	127%	55%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-31

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22	12/31/21
Net asset value, beginning of period	$10.482	$8.042	$8.050	$7.059	$8.250	$7.632
Income (loss) from investment operations:
Net investment income[3]	0.163	0.209	0.200	0.211	0.313	0.342
Net realized and unrealized gain (loss)	0.956	2.616	0.096	1.093	(0.940)	0.634
Total from investment operations	1.119	2.825	0.296	1.304	(0.627)	0.976
Less dividends and distributions from:
Net investment income	—	(0.326)	(0.302)	(0.313)	(0.564)	(0.358)
Net realized gain	—	(0.059)	—	—	—	—
Return of capital	—	—	(0.002)	—	—	—
Total dividends and distributions	—	(0.385)	(0.304)	(0.313)	(0.564)	(0.358)
Net asset value, end of period	$11.601	$10.482	$8.042	$8.050	$7.059	$8.250
Total return[4]	10.68%	35.26%	3.51%	18.62%	(7.24% )	12.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$140,233	$135,793	$115,310	$123,159	$123,499	$143,998
Ratio of expenses to average net assets	0.64%	0.65%	0.65%	0.66%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.66%	0.66%	0.67%	0.66%	0.65%
Ratio of net investment income to average net assets	2.98%	2.20%	2.35%	2.78%	4.16%	3.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.97%	2.19%	2.34%	2.77%	4.15%	3.98%
Portfolio turnover	26%	53%	59%	127%	55%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-32

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22	12/31/21
Net asset value, beginning of period	$10.070	$7.721	$7.331	$6.889	$8.755	$8.528
Income (loss) from investment operations:
Net investment income[3]	0.118	0.210	0.193	0.167	0.420	0.437
Net realized and unrealized gain (loss)	2.628	2.431	0.467	0.516	(1.488)	0.309
Total from investment operations	2.746	2.641	0.660	0.683	(1.068)	0.746
Less dividends and distributions from:
Net investment income	—	(0.292)	(0.256)	(0.241)	(0.798)	(0.519)
Return of capital	—	—	(0.014)	—	—	—
Total dividends and distributions	—	(0.292)	(0.270)	(0.241)	(0.798)	(0.519)
Net asset value, end of period	$12.816	$10.070	$7.721	$7.331	$6.889	$8.755
Total return[4]	27.26%	34.31%	8.90%	10.04%	(11.83% )	8.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$487,435	$420,031	$387,244	$362,665	$315,155	$408,291
Ratio of expenses to average net assets	0.45%	0.46%	0.46%	0.50%	0.46%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.46%	0.47%	0.47%	0.51%	0.47%	0.48%
Ratio of net investment income to average net assets	2.07%	2.38%	2.46%	2.33%	5.38%	4.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	2.37%	2.45%	2.32%	5.37%	4.70%
Portfolio turnover	29%	48%	47%	126%	62%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-33

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22	12/31/21
Net asset value, beginning of period	$10.076	$7.725	$7.335	$6.892	$8.758	$8.530
Income (loss) from investment operations:
Net investment income[3]	0.103	0.188	0.173	0.149	0.401	0.414
Net realized and unrealized gain (loss)	2.628	2.431	0.467	0.516	(1.488)	0.309
Total from investment operations	2.731	2.619	0.640	0.665	(1.087)	0.723
Less dividends and distributions from:
Net investment income	—	(0.268)	(0.236)	(0.222)	(0.779)	(0.495)
Return of capital	—	—	(0.014)	—	—	—
Total dividends and distributions	—	(0.268)	(0.250)	(0.222)	(0.779)	(0.495)
Net asset value, end of period	$12.807	$10.076	$7.725	$7.335	$6.892	$8.758
Total return[4]	27.10%	33.98%	8.64%	9.76%	(12.05% )	8.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$154,754	$141,063	$127,695	$134,669	$139,661	$173,501
Ratio of expenses to average net assets	0.70%	0.71%	0.71%	0.75%	0.71%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.72%	0.72%	0.76%	0.72%	0.73%
Ratio of net investment income to average net assets	1.82%	2.13%	2.21%	2.08%	5.13%	4.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	2.12%	2.20%	2.07%	5.12%	4.45%
Portfolio turnover	29%	48%	47%	126%	62%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-34

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22	12/31/21
Net asset value, beginning of period	$16.685	$14.816	$12.329	$11.945	$14.648	$12.917
Income (loss) from investment operations:
Net investment income[3]	0.080	0.150	0.145	0.198	0.315	0.289
Net realized and unrealized gain (loss)	1.372	2.589	3.302	1.760	(1.762)	3.746
Total from investment operations	1.452	2.739	3.447	1.958	(1.447)	4.035
Less dividends and distributions from:
Net investment income	—	(0.155)	(0.151)	(0.192)	(0.387)	(0.357)
Net realized gain	—	(0.715)	(0.809)	(1.382)	(0.869)	(1.947)
Total dividends and distributions	—	(0.870)	(0.960)	(1.574)	(1.256)	(2.304)
Net asset value, end of period	$18.137	$16.685	$14.816	$12.329	$11.945	$14.648
Total return[4]	8.70%	18.69%	27.99%	17.39%	(9.97% )	31.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,523,400	$1,510,007	$1,409,834	$1,122,286	$967,304	$1,315,104
Ratio of expenses to average net assets	0.35%	0.36%	0.36%	0.36%	0.36%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.36%	0.37%	0.37%	0.37%	0.37%	0.36%
Ratio of net investment income to average net assets	0.95%	0.96%	1.02%	1.62%	2.36%	1.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94%	0.95%	1.01%	1.61%	2.35%	1.87%
Portfolio turnover	31%	57%	63%	132%	59%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-35

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22	12/31/21
Net asset value, beginning of period	$16.619	$14.764	$12.289	$11.914	$14.612	$12.890
Income (loss) from investment operations:
Net investment income[3]	0.058	0.110	0.109	0.166	0.280	0.250
Net realized and unrealized gain (loss)	1.366	2.576	3.288	1.752	(1.757)	3.736
Total from investment operations	1.424	2.686	3.397	1.918	(1.477)	3.986
Less dividends and distributions from:
Net investment income	—	(0.116)	(0.113)	(0.161)	(0.352)	(0.317)
Net realized gain	—	(0.715)	(0.809)	(1.382)	(0.869)	(1.947)
Total dividends and distributions	—	(0.831)	(0.922)	(1.543)	(1.221)	(2.264)
Net asset value, end of period	$18.043	$16.619	$14.764	$12.289	$11.914	$14.612
Total return[4]	8.57%	18.39%	27.68%	17.09%	(10.20% )	31.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$366,926	$360,389	$333,136	$313,406	$309,442	$392,417
Ratio of expenses to average net assets	0.60%	0.61%	0.61%	0.61%	0.61%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.61%	0.62%	0.62%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets	0.70%	0.71%	0.77%	1.37%	2.11%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.69%	0.70%	0.76%	1.36%	2.10%	1.62%
Portfolio turnover	31%	57%	63%	132%	59%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-36

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22	12/31/21
Net asset value, beginning of period	$14.492	$12.889	$11.508	$10.696	$13.179	$13.190
Income (loss) from investment operations:
Net investment income[3]	0.081	0.135	0.123	0.169	0.307	0.254
Net realized and unrealized gain (loss)	3.440	1.619	1.404	1.411	(1.919)	4.003
Total from investment operations	3.521	1.754	1.527	1.580	(1.612)	4.257
Less dividends and distributions from:
Net investment income	—	(0.151)	(0.120)	(0.174)	(0.429)	(0.316)
Net realized gain	—	—	—	(0.588)	(0.442)	(3.864)
Return of capital	—	—	(0.026)	(0.006)	—	(0.088)
Total dividends and distributions	—	(0.151)	(0.146)	(0.768)	(0.871)	(4.268)
Net asset value, end of period	$18.013	$14.492	$12.889	$11.508	$10.696	$13.179
Total return[4]	24.30%	13.59%	13.19%	15.54%	(12.45% )	33.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$804,341	$732,472	$608,114	$385,531	$250,501	$299,487
Ratio of expenses to average net assets	0.37%	0.37%	0.38%	0.39%	0.39%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.37%	0.38%	0.40%	0.40%	0.39%
Ratio of net investment income to average net assets	1.03%	1.03%	0.98%	1.56%	2.57%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.03%	1.03%	0.98%	1.55%	2.56%	1.53%
Portfolio turnover	31%	52%	50%	121%	71%	76%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-37

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23[2]	12/31/22	12/31/21
Net asset value, beginning of period	$14.447	$12.853	$11.478	$10.672	$13.149	$13.168
Income (loss) from investment operations:
Net investment income[3]	0.061	0.101	0.091	0.142	0.276	0.212
Net realized and unrealized gain (loss)	3.427	1.610	1.397	1.405	(1.914)	3.996
Total from investment operations	3.488	1.711	1.488	1.547	(1.638)	4.208
Less dividends and distributions from:
Net investment income	—	(0.117)	(0.088)	(0.147)	(0.397)	(0.276)
Net realized gain	—	—	—	(0.588)	(0.442)	(3.864)
Return of capital	—	—	(0.025)	(0.006)	—	(0.087)
Total dividends and distributions	—	(0.117)	(0.113)	(0.741)	(0.839)	(4.227)
Net asset value, end of period	$17.935	$14.447	$12.853	$11.478	$10.672	$13.149
Total return[4]	24.15%	13.30%	12.91%	15.25%	(12.67% )	33.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$233,565	$205,314	$186,132	$187,116	$173,979	$224,286
Ratio of expenses to average net assets	0.62%	0.62%	0.63%	0.64%	0.64%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.63%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	0.78%	0.78%	0.73%	1.31%	2.32%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.78%	0.78%	0.73%	1.30%	2.31%	1.28%
Portfolio turnover	31%	52%	50%	121%	71%	76%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-38

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company.  The Funds are management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) or may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of each Fund is to seek to maximize long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in
LVIP Franklin Templeton Multi-Factor Funds-39

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2026, the value and cost of foreign currency held by the LVIP Franklin Templeton Multi-Factor International Equity Fund is $181,457 and $182,130 and for LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund is $1,232,431 and $1,232,754 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Funds' understanding of the applicable country’s tax rules and rates.   In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   The management fees, net of waivers, are calculated daily and paid monthly. For its services, LFI receives a management fee at an annual rate of each Fund’s average daily net assets as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%
LVIP Franklin Templeton Multi-Factor Funds-40

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The waiver amount of each Fund’s average daily net assets are as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—%
On the next $400 million.	0.010%	0.005%	0.015%	—%
Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Administrative	$39,555	$23,106	$73,577	$38,038
Legal	6,577	3,843	12,243	6,328
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2026, these fees were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Printing and mailing	$1,934	$4,186	$3,059	$3,432
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
At June 30, 2026, each Fund had liabilities payable to affiliates as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Management fees payable to LFI	$268,700	$178,087	$469,072	$256,446
Distribution fees payable to LFD	28,681	32,182	75,775	46,582
Shareholder servicing fees payable to Lincoln Life	24,351	15,614	45,403	24,253
LVIP Franklin Templeton Multi-Factor Funds-41

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2026, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Purchases	$261,881,187	$170,743,937	$567,772,549	$292,124,822
Sales	311,505,531	223,134,675	680,403,320	404,494,256
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Cost of investments and derivatives	$753,288,003	$388,563,634	$1,151,096,518	$718,178,300
Aggregate unrealized appreciation of investments and derivatives	$296,465,501	$281,056,367	$769,246,116	$355,389,080
Aggregate unrealized depreciation of investments and derivatives	(24,007,484)	(30,218,546)	(30,619,109)	(36,404,261)
Net unrealized appreciation of investments and derivatives	$272,458,017	$250,837,821	$738,627,007	$318,984,819
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Franklin Templeton Multi-Factor Funds-42

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2026:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$55,517,841	$—	$55,517,841
Austria	—	5,782,728	—	5,782,728
Belgium	—	2,354,635	—	2,354,635
China	—	3,078,048	—	3,078,048
Denmark	—	13,325,586	—	13,325,586
Finland	—	12,300,813	—	12,300,813
France	—	99,829,552	—	99,829,552
Germany	—	80,700,700	—	80,700,700
Hong Kong	—	19,043,341	—	19,043,341
Ireland	8,862,403	1,883,171	—	10,745,574
Israel	2,683,932	4,231,954	—	6,915,886
Italy	—	34,970,448	—	34,970,448
Japan	—	245,392,251	—	245,392,251
Macau	—	706,782	—	706,782
Mexico	—	4,226,914	—	4,226,914
Netherlands	16,455,920	51,173,058	—	67,628,978
New Zealand	—	1,499,742	—	1,499,742
Norway	2,990,686	6,880,102	—	9,870,788
Portugal	—	1,934,622	—	1,934,622
Singapore	—	8,529,768	—	8,529,768
Spain	—	53,613,074	—	53,613,074
Sweden	4,573,394	19,886,003	—	24,459,397
Switzerland	—	104,943,815	—	104,943,815
Thailand	1,456,616	—	—	1,456,616
United Kingdom	771,773	142,665,789	—	143,437,562
Preferred Stock	—	994,142	—	994,142
Money Market Fund	12,626,553	—	—	12,626,553
Total Investments	$50,421,277	$975,464,879	$—	$1,025,886,156
Derivatives:

Liabilities:
Futures Contract	$(140,136)	$—	$—	$(140,136)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-43

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$17,430,310	$—	$—	$17,430,310
Chile	2,014,523	—	—	2,014,523
China	3,670,372	110,764,695	583,772	115,018,839
Colombia	396,159	—	—	396,159
Egypt	—	1,522,314	—	1,522,314
Greece	—	891,631	—	891,631
Hong Kong	2,906,433	717,362	—	3,623,795
Hungary	—	2,670,470	—	2,670,470
India	1,840,767	63,136,509	—	64,977,276
Indonesia	2,225,954	3,028,543	—	5,254,497
Ireland	3,569,904	—	—	3,569,904
Kuwait	968,384	—	—	968,384
Malaysia	790,941	2,141,709	—	2,932,650
Mexico	9,591,143	—	—	9,591,143
Peru	4,532,374	—	—	4,532,374
Philippines	—	4,784,859	—	4,784,859
Poland	—	6,805,666	—	6,805,666
Qatar	—	3,056,495	—	3,056,495
Republic of Korea	262,357	166,731,120	—	166,993,477
Russia	—	—	— *	—
Saudi Arabia	740,200	9,301,783	—	10,041,983
South Africa	2,309,961	8,977,173	—	11,287,134
Taiwan	—	163,894,750	—	163,894,750
Thailand	1,586,821	5,658,879	—	7,245,700
Turkey	1,086,900	1,286,528	—	2,373,428
United Arab Emirates	—	7,775,453	—	7,775,453
United Kingdom	—	1,472,633	—	1,472,633
United States	—	2,432,414	—	2,432,414
Preferred Stocks	10,366,187	—	—	10,366,187
Money Market Fund	5,330,840	—	—	5,330,840
Total Investments	$71,620,530	$567,050,986	$583,772	$639,255,288
Derivatives:

Assets:
Futures Contract	$146,167	$—	$—	$146,167

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-44

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,882,634,303	$—	$—	$1,882,634,303
Money Market Fund	7,136,365	—	—	7,136,365
Total Investments	$1,889,770,668	$—	$—	$1,889,770,668
Derivatives:

Liabilities:
Futures Contract	$(47,143)	$—	$—	$(47,143)
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$23,196,716	$—	$—	$23,196,716
Air Freight & Logistics	972,970	—	—	972,970
Automobile Components	6,662,458	—	—	6,662,458
Automobiles	4,318,803	—	—	4,318,803
Banks	87,565,273	—	—	87,565,273
Biotechnology	100,556,934	—	—	100,556,934
Broadline Retail	1,227,518	—	—	1,227,518
Building Products	14,835,948	—	—	14,835,948
Capital Markets	23,395,999	—	—	23,395,999
Chemicals	16,476,177	—	—	16,476,177
Commercial Services & Supplies	11,361,618	—	—	11,361,618
Communications Equipment	13,529,697	—	—	13,529,697
Construction & Engineering	26,684,816	—	—	26,684,816
Construction Materials	2,376,513	—	—	2,376,513
Consumer Finance	9,942,814	—	—	9,942,814
Consumer Staples Distribution & Retail	5,458,798	—	—	5,458,798
Containers & Packaging	1,590,436	—	—	1,590,436
Distributors	492,012	—	—	492,012
Diversified Consumer Services	9,791,694	—	—	9,791,694
Diversified REITs	3,757,798	—	—	3,757,798
Diversified Telecommunication Services	6,155,711	—	—	6,155,711
Electric Utilities	4,315,796	—	—	4,315,796
Electrical Equipment	36,096,126	—	—	36,096,126
Electronic Equipment, Instruments & Components	36,854,192	—	—	36,854,192
Energy Equipment & Services	17,891,335	—	—	17,891,335
Entertainment	6,597,975	—	—	6,597,975
Financial Services	20,973,460	—	—	20,973,460
Food Products	3,861,001	—	—	3,861,001
Gas Utilities	5,170,636	—	—	5,170,636
Ground Transportation	5,169,615	—	—	5,169,615
Health Care Equipment & Supplies	30,923,863	—	— *	30,923,863
Health Care Providers & Services	31,090,411	—	—	31,090,411
Health Care REITs	6,320,829	—	—	6,320,829
Health Care Technology	3,086,901	—	—	3,086,901
Hotel & Resort REITs	10,199,486	—	—	10,199,486
Hotels, Restaurants & Leisure	19,940,549	—	—	19,940,549
Household Durables	10,063,209	—	—	10,063,209
Household Products	2,742,445	—	—	2,742,445
LVIP Franklin Templeton Multi-Factor Funds-45

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Independent Power and Renewable Electricity Producers	$1,300,668	$—	$—	$1,300,668
Industrial REITs	4,168,501	—	—	4,168,501
Insurance	12,610,804	—	—	12,610,804
Interactive Media & Services	4,708,175	—	—	4,708,175
IT Services	8,433,648	—	—	8,433,648
Leisure Products	5,306,092	—	—	5,306,092
Life Sciences Tools & Services	6,010,908	—	—	6,010,908
Machinery	29,761,487	—	—	29,761,487
Marine Transportation	1,259,875	—	—	1,259,875
Media	8,379,170	—	—	8,379,170
Metals & Mining	25,611,756	—	—	25,611,756
Mortgage Real Estate Investment Trusts (REITs)	6,000,178	—	—	6,000,178
Multi-Utilities	2,828,109	—	—	2,828,109
Office REITs	7,028,000	—	—	7,028,000
Oil, Gas & Consumable Fuels	24,031,564	—	—	24,031,564
Paper & Forest Products	469,249	—	—	469,249
Passenger Airlines	4,259,171	—	—	4,259,171
Personal Care Products	3,203,958	—	—	3,203,958
Pharmaceuticals	21,224,577	—	—	21,224,577
Professional Services	16,836,429	—	—	16,836,429
Real Estate Management & Development	4,297,592	—	—	4,297,592
Residential REITs	2,868,851	—	—	2,868,851
Retail REITs	10,951,502	—	—	10,951,502
Semiconductors & Semiconductor Equipment	45,702,423	—	—	45,702,423
Software	64,115,668	—	772,386	64,888,054
Specialized REITs	3,816,469	—	—	3,816,469
Specialty Retail	27,621,650	—	—	27,621,650
Technology Hardware, Storage & Peripherals	9,141,496	—	—	9,141,496
Textiles, Apparel & Luxury Goods	6,620,813	—	—	6,620,813
Tobacco	632,428	—	—	632,428
Trading Companies & Distributors	14,445,113	—	—	14,445,113
Water Utilities	3,492,690	—	—	3,492,690
Rights	—	—	151,648	151,648
Money Market Fund	27,748,123	—	—	27,748,123
Total Investments	$1,036,535,669	$—	$924,034	$1,037,459,703
Derivatives:

Assets:
Futures Contract	$410,831	$—	$—	$410,831

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2026, there were no material transfers to or from Level 3 investments.
LVIP Franklin Templeton Multi-Factor Funds-46

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	3,060,988	8,511,898	3,240,168	4,819,828	4,630,251	9,660,081
Service Class	983,784	2,232,900	503,071	1,136,749	915,583	2,853,930
Shares reinvested:
Standard Class	—	3,182,119	—	1,199,831	—	4,711,192
Service Class	—	475,824	—	372,270	—	1,085,192
	4,044,772	14,402,741	3,743,239	7,528,678	5,545,834	18,310,395
Shares redeemed:
Standard Class	(7,998,079)	(23,686,017)	(6,915,489)	(14,467,486)	(11,135,785)	(19,024,143)
Service Class	(1,851,114)	(4,093,200)	(2,419,412)	(4,038,802)	(2,264,280)	(4,817,460)
	(9,849,193)	(27,779,217)	(9,334,901)	(18,506,288)	(13,400,065)	(23,841,603)
Net decrease	(5,804,421)	(13,376,476)	(5,591,662)	(10,977,610)	(7,854,231)	(5,531,208)

	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Six Months Ended	Year Ended
	6/30/26	12/31/25
Shares sold:
Standard Class	1,134,443	12,708,841
Service Class	838,659	2,648,821
Shares reinvested:
Standard Class	—	516,219
Service Class	—	113,833
	1,973,102	15,987,714
Shares redeemed:
Standard Class	(7,024,821)	(9,861,843)
Service Class	(2,027,348)	(3,033,362)
	(9,052,169)	(12,895,205)
Net increase (decrease)	(7,079,067)	3,092,509
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP Franklin Templeton Multi-Factor Funds-47

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, each Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2026 were as follows:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(140,136)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$761,240	$(208,957)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$146,167	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,864,961	$(221,528)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(47,143)
LVIP Franklin Templeton Multi-Factor Funds-48

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,462,766	$(78,985)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$410,831	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,500,632	$852,671
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2026.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Franklin Templeton Multi-Factor International Equity Fund	$13,822,902
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	9,881,451
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	26,302,711
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	18,585,676
7. Risk Factors
Some countries in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund invest to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other
LVIP Franklin Templeton Multi-Factor Funds-49

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statues to terrorism, governmental collapse, regional conflicts and war. Investing in Foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions -both in Europe and globally - cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
The LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If the Funds acquire a direct interest in real estate as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2026. The Funds' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Franklin Templeton Multi-Factor Funds-50

LVIP Global Allocation Managed Risk Funds
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2026

LVIP Global Allocation Managed Risk Funds

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.26%
INVESTMENT COMPANIES–97.26%
Equity Funds–30.95%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	580,200	$29,119,056
LVIP BlackRock Equity Dividend Fund	1,211,202	35,098,221
LVIP Channing Small Cap Value Fund	198,681	3,043,595
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,927,221	34,954,002
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	790,786	14,244,438
LVIP Nomura Mid-Cap Index Fund	286,687	15,272,656
LVIP State Street Mid-Cap Index Fund	934,244	14,107,092
LVIP State Street Nasdaq-100 Index Fund	81,967	1,684,823
LVIP State Street S&P 500 Index Fund	1,133,900	42,069,945
LVIP State Street Small-Cap Index Fund	134,910	5,749,751
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	464,603	15,645,027
		210,988,606
Fixed Income Funds–56.27%
*Lincoln Bain Capital Total Credit Fund	1,614,020	16,446,868
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,183,970	11,408,729
LVIP Franklin Templeton Core Bond Fund	6,562,542	77,188,620
LVIP JPMorgan Core Bond Fund	25,812,861	258,489,987
LVIP JPMorgan High Yield Fund	773,878	7,922,192
LVIP State Street Bond Index Fund	1,203,612	12,217,869
		383,674,265
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.14%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	113,830	$982,355
		982,355
International Equity Funds–9.90%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,270,793	14,756,455
LVIP Loomis Sayles Global Growth Fund	353,855	6,316,661
LVIP MFS International Growth Fund	727,727	15,427,821
LVIP Mondrian International Value Fund	787,686	18,049,818
LVIP State Street International Index Fund	888,213	12,960,799
		67,511,554
Total Affiliated Investments (Cost $531,216,589)		663,156,780

UNAFFILIATED INVESTMENT–2.58%
INVESTMENT COMPANY–2.58%
Money Market Fund–2.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	17,578,612	17,578,612
Total Unaffiliated Investment (Cost $17,578,612)		17,578,612

TOTAL INVESTMENTS–99.84% (Cost $548,795,201)	680,735,392
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,102,241
NET ASSETS APPLICABLE TO 50,488,674 SHARES OUTSTANDING–100.00%	$681,837,633

✧✧Standard Class shares.
*Class I shares.
LVIP Global Allocation Managed Risk Funds-1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	CME Australian Dollar Currency Futures	$276,440	$279,133	9/14/26	$—	$(2,693)
7	CME British Pound Currency Futures	579,906	585,621	9/14/26	—	(5,715)
10	CME Euro Foreign Exchange Currency Futures	1,432,063	1,449,821	9/14/26	—	(17,758)
9	CME Japanese Yen Currency Futures	696,038	706,766	9/14/26	—	(10,728)
					—	(36,894)
Equity Contracts:
14	CME E-mini Russell 2000 Index Futures	2,131,920	2,059,521	9/18/26	72,399	—
22	CME E-mini S&P 500 Index Futures	8,303,075	8,204,559	9/18/26	98,516	—
11	CME E-mini S&P MidCap 400 Index Futures	4,273,500	4,179,438	9/18/26	94,062	—
24	Eurex EURO STOXX 50 Futures	1,742,967	1,730,301	9/18/26	12,666	—
4	FTSE 100 Index Futures	559,311	558,969	9/18/26	342	—
1	ICE U.S. MSCI Emerging Markets Index Futures	87,865	86,766	9/18/26	1,099	—
3	OML Stockholm OMXS30 Index Futures	99,532	98,327	7/17/26	1,205	—
1	SFE S&P ASX Share Price Index 200 Futures	151,902	153,374	9/17/26	—	(1,472)
3	TSE TOPIX Futures	738,584	718,014	9/10/26	20,570	—
					300,859	(1,472)
Total Futures Contracts					$300,859	$(38,366)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-2

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.93%
INVESTMENT COMPANIES–96.93%
Equity Funds–40.77%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,494,020	$175,357,893
LVIP BlackRock Equity Dividend Fund	8,123,984	235,416,821
LVIP Channing Small Cap Value Fund	1,690,646	25,899,008
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	17,285,907	313,514,494
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,517,395	99,384,828
LVIP Nomura Mid-Cap Index Fund	2,591,192	138,040,550
LVIP State Street Mid-Cap Index Fund	5,112,297	77,195,682
LVIP State Street Nasdaq-100 Index Fund	813,331	16,718,009
LVIP State Street S&P 500 Index Fund	12,137,859	450,338,846
LVIP State Street Small-Cap Index Fund	1,438,699	61,315,901
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,199,303	141,407,345
		1,734,589,377
Fixed Income Funds–36.71%
*Lincoln Bain Capital Total Credit Fund	7,853,895	80,031,186
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	9,439,957	90,963,425
LVIP Franklin Templeton Core Bond Fund	22,980,598	270,297,796
LVIP JPMorgan Core Bond Fund	97,490,829	976,273,160
LVIP JPMorgan High Yield Fund	3,689,689	37,771,343
LVIP State Street Bond Index Fund	10,470,106	106,282,050
		1,561,618,960
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.57%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	2,823,510	$24,366,891
		24,366,891
International Equity Funds–18.88%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,988,432	76,741,755
LVIP Franklin Templeton Multi-Factor International Equity Fund	8,420,603	97,780,048
LVIP Loomis Sayles Global Growth Fund	4,388,626	78,341,364
LVIP MFS International Growth Fund	7,777,585	164,884,798
LVIP Mondrian International Value Fund	8,583,608	196,693,388
LVIP State Street Emerging Markets Equity Index Fund	4,516,383	76,914,006
LVIP State Street International Index Fund	7,654,948	111,700,995
		803,056,354
Total Affiliated Investments (Cost $2,879,285,984)		4,123,631,582

UNAFFILIATED INVESTMENT–2.86%
INVESTMENT COMPANY–2.86%
Money Market Fund–2.86%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	121,788,515	121,788,515
Total Unaffiliated Investment (Cost $121,788,515)		121,788,515

TOTAL INVESTMENTS–99.79% (Cost $3,001,074,499)	4,245,420,097
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	8,996,897
NET ASSETS APPLICABLE TO 277,423,105 SHARES OUTSTANDING–100.00%	$4,254,416,994

✧✧Standard Class shares.
*Class I shares.
LVIP Global Allocation Managed Risk Funds-3

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
32	CME Australian Dollar Currency Futures	$2,211,520	$2,242,266	9/14/26	$—	$(30,746)
65	CME British Pound Currency Futures	5,384,843	5,437,911	9/14/26	—	(53,068)
92	CME Euro Foreign Exchange Currency Futures	13,174,971	13,338,349	9/14/26	—	(163,378)
83	CME Japanese Yen Currency Futures	6,419,013	6,517,953	9/14/26	—	(98,940)
4	CME Swedish Krona Currency Futures	828,000	848,843	9/14/26	—	(20,843)
					—	(366,975)
Equity Contracts:
96	CME E-mini Russell 2000 Index Futures	14,618,880	14,122,387	9/18/26	496,493	—
157	CME E-mini S&P 500 Index Futures	59,253,762	58,550,660	9/18/26	703,102	—
73	CME E-mini S&P MidCap 400 Index Futures	28,360,500	27,736,625	9/18/26	623,875	—
216	Eurex EURO STOXX 50 Futures	15,686,708	15,572,710	9/18/26	113,998	—
40	FTSE 100 Index Futures	5,593,109	5,589,687	9/18/26	3,422	—
48	ICE U.S. MSCI Emerging Markets Index Futures	4,217,520	4,171,296	9/18/26	46,224	—
33	OML Stockholm OMXS30 Index Futures	1,094,855	1,081,605	7/17/26	13,250	—
14	SFE S&P ASX Share Price Index 200 Futures	2,126,623	2,147,714	9/17/26	—	(21,091)
28	TSE TOPIX Futures	6,893,447	6,675,629	9/10/26	217,818	—
					2,218,182	(21,091)
Total Futures Contracts					$2,218,182	$(388,066)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-4

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.81%
INVESTMENT COMPANIES–96.81%
Equity Funds–45.47%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,963,654	$198,927,868
LVIP BlackRock Equity Dividend Fund	9,969,048	288,883,066
LVIP Channing Small Cap Value Fund	2,654,435	40,663,296
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	24,259,787	439,999,758
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,906,752	124,411,326
LVIP Nomura Mid-Cap Index Fund	2,744,703	146,218,570
LVIP State Street Mid-Cap Index Fund	13,510,446	204,007,735
LVIP State Street Nasdaq-100 Index Fund	1,781,762	36,624,123
LVIP State Street S&P 500 Index Fund	18,211,740	675,691,987
LVIP State Street Small-Cap Index Fund	2,886,704	123,028,416
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,448,059	149,783,923
		2,428,240,068
Fixed Income Funds–27.03%
*Lincoln Bain Capital Total Credit Fund	9,068,405	92,407,050
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	6,565,260	63,262,843
LVIP Franklin Templeton Core Bond Fund	20,495,001	241,062,201
LVIP JPMorgan Core Bond Fund	95,877,033	960,112,605
LVIP JPMorgan High Yield Fund	5,273,232	53,982,082
LVIP State Street Bond Index Fund	3,244,057	32,930,421
		1,443,757,202
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.67%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	4,123,778	$35,588,200
		35,588,200
International Equity Funds–23.64%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,205,657	66,710,491
LVIP Franklin Templeton Multi-Factor International Equity Fund	14,640,596	170,006,600
LVIP Loomis Sayles Global Growth Fund	5,493,999	98,073,370
LVIP MFS International Growth Fund	12,068,338	255,848,762
LVIP Mondrian International Value Fund	12,894,529	295,478,141
LVIP State Street Emerging Markets Equity Index Fund	7,380,947	125,697,536
LVIP State Street International Index Fund	17,185,429	250,769,784
		1,262,584,684
Total Affiliated Investments (Cost $3,446,295,014)		5,170,170,154

UNAFFILIATED INVESTMENT–2.98%
INVESTMENT COMPANY–2.98%
Money Market Fund–2.98%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.58%)	159,232,419	159,232,419
Total Unaffiliated Investment (Cost $159,232,419)		159,232,419

TOTAL INVESTMENTS–99.79% (Cost $3,605,527,433)	5,329,402,573
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	11,111,802
NET ASSETS APPLICABLE TO 349,232,272 SHARES OUTSTANDING–100.00%	$5,340,514,375

✧✧Standard Class shares.
*Class I shares.
LVIP Global Allocation Managed Risk Funds-5

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2026:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
45	CME Australian Dollar Currency Futures	$3,109,950	$3,153,636	9/14/26	$—	$(43,686)
86	CME British Pound Currency Futures	7,124,563	7,194,776	9/14/26	—	(70,213)
133	CME Euro Foreign Exchange Currency Futures	19,046,431	19,282,612	9/14/26	—	(236,181)
116	CME Japanese Yen Currency Futures	8,971,150	9,109,428	9/14/26	—	(138,278)
6	CME Swedish Krona Currency Futures	1,242,000	1,273,265	9/14/26	—	(31,265)
					—	(519,623)
Equity Contracts:
132	CME E-mini Russell 2000 Index Futures	20,100,960	19,418,291	9/18/26	682,669	—
172	CME E-mini S&P 500 Index Futures	64,914,950	64,144,711	9/18/26	770,239	—
80	CME E-mini S&P MidCap 400 Index Futures	31,080,000	30,396,260	9/18/26	683,740	—
324	Eurex EURO STOXX 50 Futures	23,530,062	23,359,066	9/18/26	170,996	—
63	FTSE 100 Index Futures	8,809,146	8,803,756	9/18/26	5,390	—
44	ICE U.S. MSCI Emerging Markets Index Futures	3,866,060	3,824,013	9/18/26	42,047	—
49	OML Stockholm OMXS30 Index Futures	1,625,694	1,606,020	7/17/26	19,674	—
24	SFE S&P ASX Share Price Index 200 Futures	3,645,639	3,682,626	9/17/26	—	(36,987)
43	TSE TOPIX Futures	10,586,365	10,257,155	9/10/26	329,210	—
					2,703,965	(36,987)
Total Futures Contracts					$2,703,965	$(556,610)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-6

LVIP Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$663,156,780	$4,123,631,582	$5,170,170,154
Unaffiliated investments, at value	17,578,612	121,788,515	159,232,419
Cash collateral held at broker for futures contracts	1,238,872	9,573,684	11,841,432
Variation margin due from broker on futures contracts	123,436	953,199	1,143,467
Dividends and interest receivable	52,007	360,851	471,566
Receivable for securities sold	49,793	2,150,557	1,823,708
Receivable for fund shares sold	3,224	662,067	33,988
Prepaid expenses	1,624	10,452	12,839
TOTAL ASSETS	682,204,348	4,259,130,907	5,344,729,573
LIABILITIES:
Due to manager and affiliates	271,873	1,750,830	2,215,373
Payable for fund shares redeemed	54,294	2,879,136	1,914,100
Other accrued expenses payable	15,805	58,897	60,590
Payable for audit fee	14,229	14,229	14,229
Payable for fund accounting fee	10,514	10,821	10,906
TOTAL LIABILITIES	366,715	4,713,913	4,215,198
TOTAL NET ASSETS	$681,837,633	$4,254,416,994	$5,340,514,375
Affiliated investments, at cost	$531,216,589	$2,879,285,984	$3,446,295,014
Unaffiliated investments, at cost	17,578,612	121,788,515	159,232,419
Standard Class:
Net Assets	$92,588,188	$222,648,044	$286,825,540
Shares Outstanding	6,847,763	14,497,786	18,735,988
Net Asset Value Per Share	$13.521	$15.357	$15.309
Service Class:
Net Assets	$589,249,445	$4,031,768,950	$5,053,688,835
Shares Outstanding	43,640,911	262,925,319	330,496,284
Net Asset Value Per Share	$13.502	$15.334	$15.291
COMPONENTS OF NET ASSETS AT JUNE 30, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$576,891,005	$3,241,581,636	$3,930,397,849
Distributable earnings/(accumulated loss)	104,946,628	1,012,835,358	1,410,116,526
TOTAL NET ASSETS	$681,837,633	$4,254,416,994	$5,340,514,375
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-7

LVIP Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2026 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$327,576	$2,333,801	$2,940,601
Dividends from affiliated investments	130,503	747,958	910,254
	458,079	3,081,759	3,850,855
EXPENSES:
Management fees	854,488	5,287,933	6,589,563
Distribution fees-Service Class	741,891	5,020,842	6,245,856
Shareholder servicing fees	99,121	613,400	764,390
Accounting and administration expenses	53,196	221,248	270,082
Professional fees	24,938	60,378	70,671
Trustees’ fees and expenses	10,028	61,585	76,433
Reports and statements to shareholders	7,654	26,532	29,786
Custodian fees	6,852	12,720	14,320
Consulting fees	3,960	5,155	5,503
Pricing fees	1,627	5,548	6,618
Other	11,716	66,265	82,932
	1,815,471	11,381,606	14,156,154
Less:
Management fees waived	(34,180)	(317,276)	(263,583)
Total operating expenses	1,781,291	11,064,330	13,892,571
NET INVESTMENT LOSS	(1,323,212)	(7,982,571)	(10,041,716)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	11,337,977	98,957,969	140,770,797
Foreign currencies	(751)	10,484	4,690
Futures contracts	1,135,807	3,802,079	14,998,745
Net realized gain	12,473,033	102,770,532	155,774,232
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	19,315,570	178,236,350	256,745,116
Foreign currencies	(4,011)	(38,293)	(60,357)
Futures contracts	317,346	2,010,518	2,271,134
Net change in unrealized appreciation (depreciation)	19,628,905	180,208,575	258,955,893
NET REALIZED AND UNREALIZED GAIN	32,101,938	282,979,107	414,730,125
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,778,726	$274,996,536	$404,688,409
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-8

LVIP Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,323,212)	$15,544,438	$(7,982,571)	$77,639,688	$(10,041,716)	$89,747,470
Net realized gain	12,473,033	30,078,917	102,770,532	209,367,312	155,774,232	324,420,231
Net change in unrealized appreciation (depreciation)	19,628,905	19,974,976	180,208,575	176,859,600	258,955,893	253,300,509
Net increase in net assets resulting from operations	30,778,726	65,598,331	274,996,536	463,866,600	404,688,409	667,468,210
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,358,175)	—	(10,059,565)	—	(17,211,146)
Service Class	—	(14,464,800)	—	(187,254,317)	—	(317,991,534)
	—	(16,822,975)	—	(197,313,882)	—	(335,202,680)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,232,500	10,120,881	11,002,834	27,689,818	12,269,678	32,797,460
Service Class	7,127,139	12,148,840	14,541,544	27,103,870	13,898,171	24,047,374
Reinvestment of dividends and distributions:
Standard Class	—	2,358,175	—	10,059,565	—	17,211,146
Service Class	—	14,464,800	—	187,254,317	—	317,991,534
	11,359,639	39,092,696	25,544,378	252,107,570	26,167,849	392,047,514
Cost of shares redeemed:
Standard Class	(6,242,584)	(15,026,830)	(14,769,749)	(37,690,438)	(17,606,043)	(44,704,368)
Service Class	(57,458,725)	(125,171,820)	(344,156,787)	(683,304,007)	(420,804,582)	(833,131,076)
	(63,701,309)	(140,198,650)	(358,926,536)	(720,994,445)	(438,410,625)	(877,835,444)
Decrease in net assets derived from capital share transactions	(52,341,670)	(101,105,954)	(333,382,158)	(468,886,875)	(412,242,776)	(485,787,930)
NET DECREASE IN NET ASSETS	(21,562,944)	(52,330,598)	(58,385,622)	(202,334,157)	(7,554,367)	(153,522,400)
NET ASSETS:
Beginning of period	703,400,577	755,731,175	4,312,802,616	4,515,136,773	5,348,068,742	5,501,591,142
End of period	$681,837,633	$703,400,577	$4,254,416,994	$4,312,802,616	$5,340,514,375	$5,348,068,742
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-9

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.914	$12.076	$11.691	$11.184	$14.716	$14.510
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.011)	0.297	0.361	0.219	0.270	0.251
Net realized and unrealized gain (loss)	0.618	0.886	0.539	0.849	(2.543)	0.854
Total from investment operations	0.607	1.183	0.900	1.068	(2.273)	1.105
Less dividends and distributions from:
Net investment income	—	(0.345)	(0.381)	(0.231)	(0.324)	(0.527)
Net realized gain	—	—	(0.083)	(0.330)	(0.935)	(0.372)
Return of capital	—	—	(0.051)	—	—	—
Total dividends and distributions	—	(0.345)	(0.515)	(0.561)	(1.259)	(0.899)
Net asset value, end of period	$13.521	$12.914	$12.076	$11.691	$11.184	$14.716
Total return[3]	4.70%	9.79%	7.71%	9.72%	(15.40% )	7.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,588	$90,445	$87,170	$86,047	$80,570	$97,521
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income (loss) to average net assets	(0.17% )[5]	2.37%	2.96%	1.91%	2.12%	1.67%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.18% )[5]	2.36%	2.95%	1.90%	2.11%	1.66%
Portfolio turnover	5%	24%	15%	44%	16%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-10

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.912	$12.073	$11.687	$11.180	$14.710	$14.504
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.027)	0.265	0.330	0.190	0.239	0.213
Net realized and unrealized gain (loss)	0.617	0.885	0.538	0.848	(2.542)	0.853
Total from investment operations	0.590	1.150	0.868	1.038	(2.303)	1.066
Less dividends and distributions from:
Net investment income	—	(0.311)	(0.348)	(0.201)	(0.292)	(0.488)
Net realized gain	—	—	(0.083)	(0.330)	(0.935)	(0.372)
Return of capital	—	—	(0.051)	—	—	—
Total dividends and distributions	—	(0.311)	(0.482)	(0.531)	(1.227)	(0.860)
Net asset value, end of period	$13.502	$12.912	$12.073	$11.687	$11.180	$14.710
Total return[3]	4.57%	9.51%	7.43%	9.45%	(15.61% )	7.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$589,250	$612,956	$668,561	$732,852	$777,402	$1,047,392
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.55%	0.55%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income (loss) to average net assets	(0.42% )[5]	2.12%	2.71%	1.66%	1.87%	1.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.43% )[5]	2.11%	2.70%	1.65%	1.86%	1.41%
Portfolio turnover	5%	24%	15%	44%	16%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-11

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.380	$13.528	$12.754	$11.619	$15.824	$15.264
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.010)	0.283	0.332	0.225	0.272	0.266
Net realized and unrealized gain (loss)	0.987	1.269	0.966	1.151	(3.026)	1.377
Total from investment operations	0.977	1.552	1.298	1.376	(2.754)	1.643
Less dividends and distributions from:
Net investment income	—	(0.338)	(0.422)	(0.241)	(0.310)	(0.491)
Net realized gain	—	(0.362)	(0.102)	—	(1.111)	(0.592)
Return of capital	—	—	—	—	(0.030)	—
Total dividends and distributions	—	(0.700)	(0.524)	(0.241)	(1.451)	(1.083)
Net asset value, end of period	$15.357	$14.380	$13.528	$12.754	$11.619	$15.824
Total return[3]	6.79%	11.52%	10.19%	11.84%	(17.38% )	10.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$222,648	$212,195	$199,821	$190,217	$181,278	$239,240
Ratio of expenses to average net assets[4]	0.28%	0.29%	0.29%	0.28%	0.28%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.31%	0.31%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.13% )[5]	2.01%	2.45%	1.86%	2.02%	1.66%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15% )[5]	1.99%	2.43%	1.84%	2.00%	1.64%
Portfolio turnover	5%	22%	16%	36%	19%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-12

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.376	$13.525	$12.750	$11.616	$15.818	$15.259
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.029)	0.247	0.298	0.195	0.238	0.226
Net realized and unrealized gain (loss)	0.987	1.266	0.965	1.148	(3.022)	1.375
Total from investment operations	0.958	1.513	1.263	1.343	(2.784)	1.601
Less dividends and distributions from:
Net investment income	—	(0.300)	(0.386)	(0.209)	(0.277)	(0.450)
Net realized gain	—	(0.362)	(0.102)	—	(1.111)	(0.592)
Return of capital	—	—	—	—	(0.030)	—
Total dividends and distributions	—	(0.662)	(0.488)	(0.209)	(1.418)	(1.042)
Net asset value, end of period	$15.334	$14.376	$13.525	$12.750	$11.616	$15.818
Total return[3]	6.66%	11.24%	9.91%	11.56%	(17.58% )	10.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,031,769	$4,100,608	$4,315,316	$4,553,346	$4,639,542	$6,282,579
Ratio of expenses to average net assets[4]	0.53%	0.54%	0.54%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.56%	0.56%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.38% )[5]	1.76%	2.20%	1.61%	1.77%	1.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40% )[5]	1.74%	2.18%	1.59%	1.75%	1.39%
Portfolio turnover	5%	22%	16%	36%	19%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-13

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.169	$13.321	$12.437	$11.178	$15.603	$14.964
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.010)	0.265	0.300	0.216	0.248	0.250
Net realized and unrealized gain (loss)	1.150	1.524	1.085	1.275	(3.169)	1.648
Total from investment operations	1.140	1.789	1.385	1.491	(2.921)	1.898
Less dividends and distributions from:
Net investment income	—	(0.316)	(0.400)	(0.232)	(0.284)	(0.491)
Net realized gain	—	(0.625)	(0.101)	—	(1.195)	(0.768)
Return of capital	—	—	—	—	(0.025)	—
Total dividends and distributions	—	(0.941)	(0.501)	(0.232)	(1.504)	(1.259)
Net asset value, end of period	$15.309	$14.169	$13.321	$12.437	$11.178	$15.603
Total return[3]	8.05%	13.54%	11.15%	13.33%	(18.68% )	12.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$286,826	$270,659	$249,844	$236,078	$217,367	$274,559
Ratio of expenses to average net assets[4]	0.29%	0.29%	0.29%	0.29%	0.29%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of net investment income (loss) to average net assets	(0.14% )[5]	1.91%	2.26%	1.84%	1.89%	1.58%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15% )[5]	1.90%	2.25%	1.83%	1.88%	1.57%
Portfolio turnover	5%	21%	16%	32%	19%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-14

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/26[1] (unaudited)	Year Ended
		12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$14.170	$13.323	$12.438	$11.179	$15.602	$14.964
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.029)	0.230	0.266	0.186	0.215	0.210
Net realized and unrealized gain (loss)	1.150	1.522	1.084	1.273	(3.168)	1.646
Total from investment operations	1.121	1.752	1.350	1.459	(2.953)	1.856
Less dividends and distributions from:
Net investment income	—	(0.280)	(0.364)	(0.200)	(0.250)	(0.450)
Net realized gain	—	(0.625)	(0.101)	—	(1.195)	(0.768)
Return of capital	—	—	—	—	(0.025)	—
Total dividends and distributions	—	(0.905)	(0.465)	(0.200)	(1.470)	(1.218)
Net asset value, end of period	$15.291	$14.170	$13.323	$12.438	$11.179	$15.602
Total return[3]	7.91%	13.26%	10.86%	13.05%	(18.88% )	12.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,053,688	$5,077,410	$5,251,747	$5,568,832	$5,633,951	$7,753,483
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.54%	0.54%	0.54%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.55%	0.55%	0.55%	0.54%
Ratio of net investment income (loss) to average net assets	(0.39% )[5]	1.66%	2.01%	1.59%	1.64%	1.33%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40% )[5]	1.65%	2.00%	1.58%	1.63%	1.32%
Portfolio turnover	5%	21%	16%	32%	19%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-15

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2026 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 112 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –   The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2026 and for all open tax years (years ended December 31, 2022-December 31, 2025), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Global Allocation Managed Risk Funds-16

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.
LFI has contractually agreed to waive a portion of its advisory fee for each Fund.   This agreement will continue at least through April 30, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
0.01%	0.015%	0.01%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2026, costs for these administrative and legal services were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$27,322	$168,552	$209,625
Legal	4,545	28,036	34,868
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Global Allocation Managed Risk Funds-17

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2026, these fees were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$2,736	$11,820	$12,345
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2026, each Fund had liabilities payable to affiliates as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$134,468	$821,255	$1,051,525
Distribution fees payable to LFD	121,143	828,228	1,036,789
Printing and mailing fees payable to Lincoln Life	14	—	—
Shareholder servicing fees payable to Lincoln Life	16,248	101,347	127,059
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP and Lincoln Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2026, were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.26%@
Equity Funds-30.95%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$30,400,502	$2,093,707	$4,378,678	$77,632	$925,893	$29,119,056	580,200	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	36,124,340	111,961	5,263,350	314,810	3,810,460	35,098,221	1,211,202	—	—
✧✧LVIP Channing Small Cap Value Fund	2,956,748	239,724	696,133	207,844	335,412	3,043,595	198,681	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	36,456,270	573,781	5,071,076	898,669	2,096,358	34,954,002	1,927,221	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	13,877,570	43,480	2,691,381	583,166	2,431,603	14,244,438	790,786	—	—
✧✧LVIP Nomura Mid-Cap Index Fund	15,262,199	48,480	3,090,805	510,653	2,542,129	15,272,656	286,687	—	—
✧✧LVIP State Street Mid-Cap Index Fund	14,099,546	44,349	2,271,696	506,776	1,728,117	14,107,092	934,244	—	—
✧✧LVIP State Street Nasdaq-100 Index Fund	1,690,028	65,457	391,832	159,451	161,719	1,684,823	81,967	—	—
✧✧LVIP State Street S&P 500 Index Fund	45,386,923	477,248	8,095,133	5,789,115	(1,488,208)	42,069,945	1,133,900	—	—
✧✧LVIP State Street Small-Cap Index Fund	5,685,804	17,827	1,100,748	601,698	545,170	5,749,751	134,910	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,896,790	691,595	1,202,994	(67,047)	1,326,683	15,645,027	464,603	—	—
Fixed Income Funds-56.27%@
*Lincoln Bain Capital Total Credit Fund	8,341,671	8,071,878	—	—	33,319	16,446,868	1,614,020	130,503	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	13,637,246	38,388	2,506,311	20,948	218,458	11,408,729	1,183,970	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	80,168,180	3,324,896	7,002,310	20,316	677,538	77,188,620	6,562,542	—	—
LVIP Global Allocation Managed Risk Funds-18

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Conservative Allocation Managed Risk Fund (continued)
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
✧✧LVIP JPMorgan Core Bond Fund	$268,081,440	$9,970,192	$21,152,197	$(42,892)	$1,633,444	$258,489,987	25,812,861	$—	$—
✧✧LVIP JPMorgan High Yield Fund	11,155,115	89,798	3,536,308	100,528	113,059	7,922,192	773,878	—	—
✧✧LVIP State Street Bond Index Fund	17,087,681	1,765,035	6,726,618	70,839	20,932	12,217,869	1,203,612	—	—
Global Equity Fund-0.14%@
✧✧LVIP BlackRock Real Estate Fund	1,015,939	3,356	140,000	25,279	77,781	982,355	113,830	—	—
International Equity Funds-9.90%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	13,542,384	936,781	1,152,396	(8,585)	1,438,271	14,756,455	1,270,793	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	6,757,912	636,619	593,187	(43,478)	(441,205)	6,316,661	353,855	—	—
✧✧LVIP MFS International Growth Fund	15,930,766	926,347	1,421,665	111,026	(118,653)	15,427,821	727,727	—	—
✧✧LVIP Mondrian International Value Fund	19,111,640	323,288	2,839,775	689,682	764,983	18,049,818	787,686	—	—
✧✧LVIP State Street International Index Fund	13,493,063	309,962	2,136,080	811,547	482,307	12,960,799	888,213	—	—
Total	$685,159,757	$30,804,149	$83,460,673	$11,337,977	$19,315,570	$663,156,780		$130,503	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
* Class I shares.
LVIP Global Moderate Allocation Managed Risk Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.93%@
Equity Funds-40.77%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$180,105,734	$13,438,239	$24,265,127	$441,520	$5,637,527	$175,357,893	3,494,020	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	238,341,735	—	30,384,668	1,833,749	25,626,005	235,416,821	8,123,984	—	—
✧✧LVIP Channing Small Cap Value Fund	24,749,513	2,182,420	5,599,096	1,626,539	2,939,632	25,899,008	1,690,646	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	321,669,291	6,896,039	41,797,799	7,085,330	19,661,633	313,514,494	17,285,907	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	95,242,857	—	16,768,983	3,194,126	17,716,828	99,384,828	5,517,395	—	—
✧✧LVIP Nomura Mid-Cap Index Fund	135,693,441	—	24,974,684	4,074,531	23,247,262	138,040,550	2,591,192	—	—
✧✧LVIP State Street Mid-Cap Index Fund	86,435,956	—	22,436,517	5,367,530	7,828,713	77,195,682	5,112,297	—	—
✧✧LVIP State Street Nasdaq-100 Index Fund	16,497,025	733,427	3,687,608	1,456,998	1,718,167	16,718,009	813,331	—	—
✧✧LVIP State Street S&P 500 Index Fund	470,375,472	7,641,365	72,807,235	49,537,033	(4,407,789)	450,338,846	12,137,859	—	—
✧✧LVIP State Street Small-Cap Index Fund	59,643,741	—	10,480,571	5,792,926	6,359,805	61,315,901	1,438,699	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	132,453,611	8,210,532	10,651,571	(564,903)	11,959,676	141,407,345	4,199,303	—	—
Fixed Income Funds-36.71%@
*Lincoln Bain Capital Total Credit Fund	50,684,269	29,184,673	—	—	162,244	80,031,186	7,853,895	747,958	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	103,986,183	682,671	15,563,589	(14,540)	1,872,700	90,963,425	9,439,957	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	276,805,429	16,711,274	25,646,874	117,470	2,310,497	270,297,796	22,980,598	—	—
✧✧LVIP JPMorgan Core Bond Fund	995,955,476	52,634,161	78,264,463	(315,474)	6,263,460	976,273,160	97,490,829	—	—
✧✧LVIP JPMorgan High Yield Fund	52,000,193	916,211	16,151,412	444,597	561,754	37,771,343	3,689,689	—	—
✧✧LVIP State Street Bond Index Fund	116,744,774	14,850,826	26,023,930	(1,653,832)	2,364,212	106,282,050	10,470,106	—	—
Global Equity Fund-0.57%@
✧✧LVIP BlackRock Real Estate Fund	24,790,329	241,953	3,183,411	444,184	2,073,836	24,366,891	2,823,510	—	—
LVIP Global Allocation Managed Risk Funds-19

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
International Equity Funds-18.88%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	$64,535,497	$6,938,352	$11,322,571	$2,471,694	$14,118,783	$76,741,755	5,988,432	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	89,004,690	6,832,157	7,490,546	(46,798)	9,480,545	97,780,048	8,420,603	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	82,458,343	8,364,966	6,554,813	(579,804)	(5,347,328)	78,341,364	4,388,626	—	—
✧✧LVIP MFS International Growth Fund	167,495,788	10,912,784	13,394,936	280,197	(409,035)	164,884,798	7,777,585	—	—
✧✧LVIP Mondrian International Value Fund	204,878,838	4,766,019	28,567,443	6,326,830	9,289,144	196,693,388	8,583,608	—	—
✧✧LVIP State Street Emerging Markets Equity Index Fund	74,906,961	—	15,833,081	5,217,236	12,622,890	76,914,006	4,516,383	—	—
✧✧LVIP State Street International Index Fund	114,398,855	3,361,873	17,065,752	6,420,830	4,585,189	111,700,995	7,654,948	—	—
Total	$4,179,854,001	$195,499,942	$528,916,680	$98,957,969	$178,236,350	$4,123,631,582		$747,958	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
* Class I shares.
LVIP Global Growth Allocation Managed Risk Fund
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.81%@
Equity Funds-45.47%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$202,255,980	$16,454,816	$26,681,089	$454,672	$6,443,489	$198,927,868	3,963,654	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	289,523,779	109,696	34,255,186	2,007,236	31,497,541	288,883,066	9,969,048	—	—
✧✧LVIP Channing Small Cap Value Fund	38,467,297	3,524,868	8,437,522	2,391,915	4,716,738	40,663,296	2,654,435	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	446,894,698	12,563,202	56,836,248	9,761,855	27,616,251	439,999,758	24,259,787	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	118,026,225	17,899	19,681,058	3,554,209	22,494,051	124,411,326	6,906,752	—	—
✧✧LVIP Nomura Mid-Cap Index Fund	142,284,684	21,877	24,828,304	2,901,739	25,838,574	146,218,570	2,744,703	—	—
✧✧LVIP State Street Mid-Cap Index Fund	211,612,940	32,219	40,811,609	8,688,190	24,485,995	204,007,735	13,510,446	—	—
✧✧LVIP State Street Nasdaq-100 Index Fund	35,776,896	1,832,453	7,916,357	3,016,007	3,915,124	36,624,123	1,781,762	—	—
✧✧LVIP State Street S&P 500 Index Fund	696,078,509	15,974,028	103,519,668	65,621,706	1,537,412	675,691,987	18,211,740	—	—
✧✧LVIP State Street Small-Cap Index Fund	118,468,154	17,979	19,712,989	10,567,923	13,687,349	123,028,416	2,886,704	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	138,890,861	9,965,849	11,123,772	(602,952)	12,653,937	149,783,923	4,448,059	—	—
Fixed Income Funds-27.03%@
*Lincoln Bain Capital Total Credit Fund	62,708,313	29,511,567	—	—	187,170	92,407,050	9,068,405	910,254	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	77,318,085	660,925	16,051,038	(181,030)	1,515,901	63,262,843	6,565,260	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	244,358,154	18,334,504	23,785,036	87,028	2,067,551	241,062,201	20,495,001	—	—
✧✧LVIP JPMorgan Core Bond Fund	969,598,954	60,588,759	75,884,359	(357,507)	6,166,758	960,112,605	95,877,033	—	—
✧✧LVIP JPMorgan High Yield Fund	81,710,244	1,907,313	31,195,578	632,121	927,982	53,982,082	5,273,232	—	—
✧✧LVIP State Street Bond Index Fund	25,834,694	13,000,320	6,164,336	109,789	149,954	32,930,421	3,244,057	—	—
LVIP Global Allocation Managed Risk Funds-20

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund (continued)
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/26	Number of Shares 06/30/26	Dividends	Capital Gain Distributions
Global Equity Fund-0.67%@
✧✧LVIP BlackRock Real Estate Fund	$35,841,526	$457,463	$4,352,756	$656,699	$2,985,268	$35,588,200	4,123,778	$—	$—
International Equity Funds-23.64%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	51,597,643	10,330,563	8,774,082	2,535,553	11,020,814	66,710,491	5,205,657	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	158,320,562	7,865,833	12,905,354	204,000	16,521,559	170,006,600	14,640,596	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	102,186,619	11,341,364	8,090,017	(730,188)	(6,634,408)	98,073,370	5,493,999	—	—
✧✧LVIP MFS International Growth Fund	257,281,725	19,129,045	20,305,943	123,732	(379,797)	255,848,762	12,068,338	—	—
✧✧LVIP Mondrian International Value Fund	304,668,408	7,998,290	40,401,272	8,042,180	15,170,535	295,478,141	12,894,529	—	—
✧✧LVIP State Street Emerging Markets Equity Index Fund	121,193,610	18,695	24,479,288	7,996,254	20,968,265	125,697,536	7,380,947	—	—
✧✧LVIP State Street International Index Fund	254,238,430	8,241,572	36,190,987	13,289,666	11,191,103	250,769,784	17,185,429	—	—
Total	$5,185,136,990	$249,901,099	$662,383,848	$140,770,797	$256,745,116	$5,170,170,154		$910,254	$—

@ As a percentage of Net Assets as of June 30, 2026.
✧✧ Standard Class shares.
* Class I shares.
3. Investments
For the six months ended June 30, 2026, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$30,804,149	$195,499,942	$249,901,099
Sales	83,460,673	528,916,680	662,383,848
At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2026, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$548,795,201	$3,001,074,499	$3,605,527,433
Aggregate unrealized appreciation of investments and derivatives	$132,434,999	$1,247,782,841	$1,728,101,203
Aggregate unrealized depreciation of investments and derivatives	(232,315)	(1,607,127)	(2,078,708)
Net unrealized appreciation of investments and derivatives	$132,202,684	$1,246,175,714	$1,726,022,495
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2026.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and
LVIP Global Allocation Managed Risk Funds-21

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2026:
LVIP Global Conservative Allocation Managed Risk Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$646,709,912	$16,446,868	$—	$663,156,780
Unaffiliated Investment Company	17,578,612	—	—	17,578,612
Total Investments	$664,288,524	$16,446,868	$—	$680,735,392
Derivatives:
Assets:
Futures Contracts	$300,859	$—	$—	$300,859
Liabilities:
Futures Contracts	$(38,366)	$—	$—	$(38,366)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$4,043,600,396	$80,031,186	$—	$4,123,631,582
Unaffiliated Investment Company	121,788,515	—	—	121,788,515
Total Investments	$4,165,388,911	$80,031,186	$—	$4,245,420,097
Derivatives:
Assets:
Futures Contracts	$2,218,182	$—	$—	$2,218,182
Liabilities:
Futures Contracts	$(388,066)	$—	$—	$(388,066)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Allocation Managed Risk Funds-22

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Global Growth Allocation Managed Risk Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$5,077,763,104	$92,407,050	$—	$5,170,170,154
Unaffiliated Investment Company	159,232,419	—	—	159,232,419
Total Investments	$5,236,995,523	$92,407,050	$—	$5,329,402,573
Derivatives:
Assets:
Futures Contracts	$2,703,965	$—	$—	$2,703,965
Liabilities:
Futures Contracts	$(556,610)	$—	$—	$(556,610)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/26	12/31/25	6/30/26	12/31/25	6/30/26	12/31/25
Shares sold:
Standard Class	320,095	808,465	742,774	1,991,232	840,080	2,349,164
Service Class	540,745	974,748	987,020	1,936,482	953,574	1,731,569
Shares reinvested:
Standard Class	—	181,930	—	698,096	—	1,216,124
Service Class	—	1,116,111	—	13,013,462	—	22,503,738
	860,840	3,081,254	1,729,794	17,639,272	1,793,654	27,800,595
Shares redeemed:
Standard Class	(475,827)	(1,205,626)	(1,001,527)	(2,703,928)	(1,206,478)	(3,219,179)
Service Class	(4,370,041)	(9,997,650)	(23,303,511)	(48,776,362)	(28,774,620)	(60,109,268)
	(4,845,868)	(11,203,276)	(24,305,038)	(51,480,290)	(29,981,098)	(63,328,447)
Net decrease	(3,985,028)	(8,122,022)	(22,575,244)	(33,841,018)	(28,187,444)	(35,527,852)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S.
LVIP Global Allocation Managed Risk Funds-23

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2026, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.
Fair values of derivative instruments as of June 30, 2026 were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$300,859	Variation margin due from broker on futures contracts	$(1,472)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(36,894)
Total		$300,859		$(38,366)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,183,381	$371,752
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(47,574)	(54,406)
Total		$1,135,807	$317,346
Fair values of derivative instruments as of June 30, 2026 were as follows:
LVIP Global Moderate Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$2,218,182	Variation margin due from broker on futures contracts	$(21,091)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(366,975)
Total		$2,218,182		$(388,066)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statements of Assets and Liabilities.

LVIP Global Allocation Managed Risk Funds-24

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$4,527,723	$2,533,393
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(725,644)	(522,875)
Total		$3,802,079	$2,010,518
Fair values of derivative instruments as of June 30, 2026 were as follows:
LVIP Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$2,703,965	Variation margin due from broker on futures contracts	$(36,987)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(519,623)
Total		$2,703,965		$(556,610)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2026. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$15,490,788	$3,012,084
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(492,043)	(740,950)
Total		$14,998,745	$2,271,134
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2026.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$19,598,358	$—
LVIP Global Moderate Allocation Managed Risk Fund	140,051,169	22,738,091
LVIP Global Growth Allocation Managed Risk Fund	208,356,173	—
LVIP Global Allocation Managed Risk Funds-25

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Global Allocation Managed Risk Funds-26

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special shareholder meeting on June 3, 2026, a vote was submitted to shareholders of the LVIP Multi-Manager Global Equity Managed Volatility Fund to approve the agreement and plan of reorganization for the merger of the LVIP Multi-Manager Global Equity Managed Volatility Fund into the LVIP Franklin Templeton Global Equity Managed Volatility Fund, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
4,585,642.802	81,961.101	246,697.096	0.000

At a special shareholder meeting on June 4, 2026, a vote was submitted to shareholders of the LVIP American Century Large Company Value Fund to approve the agreement and plan of reorganization for the merger of the LVIP American Century Large Company Value Fund into the LVIP American Century Value Fund, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
6,051,078.397	61,143.940	973,257.936	0.000

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of The Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Variable Insurance Products Trust
Board Considerations

ClearBridge Fund Adoptions — Sub-Advised Funds

LVIP ClearBridge Large Cap Value Fund

LVIP ClearBridge Large Cap Growth Fund

LVIP ClearBridge Appreciation Fund

LVIP ClearBridge Dividend Strategy Fund

Background

On September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”); and (ii) the approval of the investment sub-advisory agreement (together with the investment management agreement, the “Advisory Agreements”) with ClearBridge Investments, LLC (“ClearBridge”) for four new series of the Trust (each a “Fund” and collectively the “Funds”). The Board noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by ClearBridge (each an “Acquired Fund” and collectively the “Acquired Funds”) with substantially similar investment objective(s) and principal investment strategies.

The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and ClearBridge prior to and during the meeting. Among other information, LFI, Lincoln Life and ClearBridge provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of ClearBridge at the meeting. The Board noted that LFI provided services to other funds in the Trust and ClearBridge provided services to a fund in the Trust and that the Board reviewed extensive information provided by LFI and ClearBridge in connection with the 2025 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2025 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LFI and ClearBridge to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a sub-adviser’s performance. The Board considered LFI’s rationale for proposing the organization of the Funds in connection with the adoption of the Acquired Funds. The Board reviewed the services to be provided by LFI in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LFI, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LFI were expected to be satisfactory.

Performance. The Board considered that LFI would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to ClearBridge. The Board noted the oversight activities to be performed by LFI, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.

Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LFI proposed for the Standard Class and Service Class of each Fund through at least April 30, 2028 (i.e., two years from the anticipated closing of the Transaction), and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LFI.

The Board noted that the proposed effective investment management fee for the LVIP ClearBridge Large Cap Value Fund was the same as the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2028 (i.e., two years from the closing of the Transaction), was the same as the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP ClearBridge Large Cap Growth Fund was two basis points above the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2028 (i.e., two years from the closing of the Transaction), was also two basis points above the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP ClearBridge Appreciation Fund was two basis points above the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2028 (i.e., two years from the closing of the Transaction), was three basis points above the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP ClearBridge Dividend Strategy Fund was above the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2028 (i.e., two years from the closing of the Transaction), was within range of the median expense ratio of the peer group.

In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that LFI proposed to implement an expense limitation for each Fund’s Standard Class and Service Class shares through April 30, 2028 (i.e., two years from the closing of the Transaction), and concluded that economies of scale would be appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability to LFI with respect to each Fund and concluded that the estimated profitability of LFI in connection with the management of each Fund was not unreasonable. The Board also considered that ClearBridge and LFI would bear the costs associated with the Transaction.

Fallout Benefits. The Board considered LFI’s statement that the information LFI provided in connection with the 2025 contract renewal process regarding the benefits LFI and its affiliates receive because of their relationship with the Trust and its series was the same as those that would apply to the Funds.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LFI and ClearBridge with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by ClearBridge under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board considered that ClearBridge currently serves as investment sub-adviser to the Acquired Funds. The Board concluded that the services to be provided by ClearBridge were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LFI anticipates that each Fund will be managed pursuant to substantially similar principal investment strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2025 and the average performance of funds in its respective Morningstar category and benchmark index.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and comparable sub-advisory information provided by LFI. The Board considered that the sub-advisory fee schedules were negotiated between LFI and ClearBridge, an unaffiliated third party, and that LFI would compensate ClearBridge from its fees. The Board concluded that the proposed sub-advisory fee for each Fund was reasonable.

Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LFI and ClearBridge, an unaffiliated third party, and that LFI would compensate ClearBridge from its fees. The Board noted management’s representation that any additional benefits ClearBridge expects to receive were consistent with those ClearBridge identified in connection with the 2025 15(c) process. The Board further noted ClearBridge’s statement at that time that its relationship with the Fund may enhance its name recognition in the investment community, allow for more favorable trade execution, provide additional access to the new issue market and research, which may positively affect Clearbridge’s ability to serve the Fund and other clients and obtains research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of each Fund.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Background

On December 8-9, 2025, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and Loomis, Sayles & Company, L.P. (“Loomis”) (the “Sub-Advisory Agreement”), with respect to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (to be renamed the LVIP Global Equity Managed Volatility Fund) (the “Fund”), expected to take effect in the first quarter of 2026.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and Loomis prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and Loomis provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. LFI also provided information regarding the sub-adviser selection process. The Board noted LFI’s reasons for recommending Loomis to serve as a sub-adviser for the Fund.

The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and Loomis on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by Loomis under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by Loomis, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of Loomis. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that Loomis currently provides sub-advisory services to and employs the proposed investment strategy for other series in the Trust and that the Board reviewed extensive information provided by Loomis in connection with the 2025 contract renewal process. The Board concluded that the services to be provided by Loomis were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the current sub-advisory fees paid by the Fund. The Board also considered that an aggregate sub-advisory fee schedule would be applied to the LVIP Loomis Sayles Global Growth Fund, for which Loomis is also the sub-adviser, resulting in a sub-advisory fee reduction for the LVIP Loomis Sayles Global Growth Fund. The Board also considered that the proposed sub-advisory fee schedule was negotiated between LFI and Loomis, an unaffiliated third party, and that LFI would compensate Loomis from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and Loomis, an unaffiliated third party, and that LFI would compensate Loomis from its fees. The Board reviewed materials provided by Loomis as to any additional benefits it would receive and noted Loomis’s statement that it may use the performance of the Fund in marketing materials and may use soft dollars to acquire brokerage and research products and services.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interest of the Fund.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-Adviser

LVIP Macquarie High Yield Fund

Background

On December 8-9, 2025, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and Nomura Corporate Research and Asset Management, Inc. (“NCRAM”) (the “Sub-Advisory Agreement”), with respect to the LVIP Macquarie High Yield Fund (to be renamed the LVIP Nomura High Yield Fund) (the “Fund”), expected to take effect in the first half of 2026.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and NCRAM prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and NCRAM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided to the Fund. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and NCRAM on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by NCRAM under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by NCRAM, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of NCRAM. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by NCRAM were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and NCRAM, an unaffiliated third party, and that LFI would compensate NCRAM from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and NCRAM, an unaffiliated third party, and that LFI would compensate NCRAM from its fees. The Board reviewed materials provided by NCRAM as to any additional benefits it would receive and noted LFI’s statement that it expects the benefits received by NCRAM to be similar to those of existing LVIP subadvisors, including economies of scale, enhanced reputation, and additional publicity that could lead NCRAM to win additional sub-advisory mandates.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interest of the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this semi-annual report.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable to this semi-annual report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to this semi-annual report.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	August 19, 2026

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	August 18, 2026